UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2021

Date of reporting period: February 28, 2021

Item 1 – Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

●	iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca

●	iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

●	iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

●	iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

●	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

●	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

●	iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | CBOE

●	iShares Short Treasury Bond ETF | SHV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Treasury Bond Market Overview

The ICE U.S. Treasury Core Bond Index returned -0.57% for the 12 months ended February 28, 2021 (“reporting period”), behind the 1.38% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional large round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

U.S. Treasury yields (which are inversely related to prices) fluctuated significantly during the reporting period, declining sharply amid the uncertainty surrounding the pandemic. While short-term yields remained low, intermediate- and long-term yields rose significantly, late in the reporting period. The three-month U.S. Treasury yield declined from 1.27% to 0.04%, while the two-year U.S. Treasury yield declined from 0.86% to 0.14%, reflecting the Fed’s interest rate decreases. However, intermediate-and long-term U.S. Treasury yields rose overall, as the 10-year and 30-year U.S. Treasury yields increased from 1.13% to 1.44% and from 1.65% to 2.17%, respectively.

Declining short-term interest rates and rising intermediate- and long-term interest rates meant the yield curve (a graphical representation of U.S. Treasury rates at different maturities) steepened significantly. This reflected investors’ expectations for substantial improvement in growth amid record government stimulus and vaccine programs. However, because long-term U.S. Treasuries are more sensitive to interest rates, returns were lower for long-term U.S. Treasuries.

U.S. Treasury issuance was at an all-time high during the reporting period, as the federal government raised large amounts of debt to finance fiscal stimulus. Despite the increase in supply, demand for U.S. Treasuries kept pace. Early in the reporting period, economic uncertainty led many investors to shift toward highly rated bonds. Then, as inflation expectations rose late in the reporting period, rising yields supported demand, as investors accustomed to ultra-low interest rates welcomed higher yields on longer-term U.S. Treasuries.

4	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 0-3 Month Treasury Bond ETF

Investment Objective

The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities less than or equal to three months, as represented by the ICE 0-3 Month US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	0.05%
Fund Market	0.05
Index	0.07

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/26/20. The first day of secondary market trading was 5/28/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,000.20	$ 0.15		$1,000.00	$1,024.60	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 20 for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021 (continued)	iShares® 0-3 Month Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	100.0%

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 2.25%, 03/31/21	38.6%
U.S. Treasury Bill, 0.05%, 03/04/21	23.3
U.S. Treasury Note/Bond, 2.38%, 03/15/21	8.8
U.S. Treasury Note/Bond, 1.38%, 04/30/21	7.0
U.S. Treasury Note/Bond, 2.25%, 04/30/21	5.8

6	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.52%	1.62%	1.16%	1.52%	8.39%	12.24%
Fund Market	1.51	1.63	1.16	1.51	8.42	12.28
Index	1.60	1.75	1.29	1.60	9.06	13.71

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$999.80	$ 0.74		$1,000.00	$1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 20 for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021 (continued)	iShares® 1-3 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-2 Years	59.6%
2-3 Years	40.2
3-4 Years	0.2

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 2.13%, 05/15/22	6.2%
U.S. Treasury Note/Bond, 1.75%, 07/15/22	5.5
U.S. Treasury Note/Bond, 1.63%, 11/15/22	5.5
U.S. Treasury Note/Bond, 0.13%, 02/15/24	5.0
U.S. Treasury Note/Bond, 0.25%, 04/15/23	4.6

8	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.63%	2.42%	2.75%	1.63%	12.71%	31.17%
Fund Market	1.65	2.43	2.75	1.65	12.75	31.23
Index	1.52	2.50	2.84	1.52	13.11	32.31

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$984.30	$ 0.74		$1,000.00	$1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 20 for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2021 (continued)	iShares® 3-7 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
2-3 Years	2.6%
3-4 Years	30.1
4-5 Years	30.4
5-6 Years	15.0
6-7 Years	21.0
7-8 Years	0.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 2.38%, 08/15/24	9.5%
U.S. Treasury Note/Bond, 0.25%, 08/31/25	7.8
U.S. Treasury Note/Bond, 2.38%, 05/15/27	7.5
U.S. Treasury Note/Bond, 2.25%, 11/15/25	7.4
U.S. Treasury Note/Bond, 2.25%, 02/15/27	7.1

10	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.37)%	2.74%	4.13%	(0.37)%	14.49%	49.85%
Fund Market	(0.29)	2.74	4.14	(0.29)	14.49	49.96
Index	(0.71)	2.75	4.18	(0.71)	14.53	50.54

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$954.80	$0.73		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 20 for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2021 (continued)	iShares® 7-10 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
6-7 Years	0.4%
7-8 Years	47.2
8-9 Years	19.0
9-10 Years	33.4

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 0.63%, 08/15/30	19.0%
U.S. Treasury Note/Bond, 3.13%, 11/15/28	15.2
U.S. Treasury Note/Bond, 0.88%, 11/15/30	13.8
U.S. Treasury Note/Bond, 2.63%, 02/15/29	11.3
U.S. Treasury Note/Bond, 2.88%, 08/15/28	11.1

12	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.38)%	2.89%	5.02%	(5.38)%	15.32%	63.27%
Fund Market	(5.66)	2.85	5.01	(5.66)	15.08	63.09
Index	(6.52)	2.73	5.00	(6.52)	14.39	62.92

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$898.00	$0.71		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 20 for more information.

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2021 (continued)	iShares® 10-20 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

9-10 Years	0.2%
15-16 Years	4.3
16-17 Years	4.5
18-19 Years	32.4
19-20 Years	58.6

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/41	31.3%
U.S. Treasury Note/Bond, 4.38%, 11/15/39	22.2
U.S. Treasury Note/Bond, 1.13%, 08/15/40	13.0
U.S. Treasury Note/Bond, 3.88%, 08/15/40	9.1
U.S. Treasury Note/Bond, 4.25%, 05/15/39	8.7

14	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.43)%	4.14%	7.24%	(6.43)%	22.51%	101.12%
Fund Market	(6.58)	4.13	7.24	(6.58)	22.44	101.20
Index	(7.65)	3.97	7.20	(7.65)	21.48	100.35

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$883.70	$0.70		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 20 for more information.

F U N D S U M M A R Y	15

Fund Summary as of February 28, 2021 (continued)	iShares® 20+ Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
15-20 Years	1.1%
20-25 Years	29.7
25-30 Years	69.2

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Note/Bond, 3.00%, 02/15/49	8.7%
U.S. Treasury Note/Bond, 3.00%, 08/15/48	7.5
U.S. Treasury Note/Bond, 1.88%, 02/15/51	6.0
U.S. Treasury Note/Bond, 2.88%, 05/15/43	5.9
U.S. Treasury Note/Bond, 3.13%, 05/15/48	5.5

(a)	Excludes money market funds

16	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 25+ Year Treasury STRIPS Bond ETF

Investment Objective

The iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the principal payments of U.S. Treasury bonds (specifically principal “STRIPS”, also known as “Separate Trading of Registered Interest and Principal Securities”) with remaining maturities of at least 25 years, as represented by the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(17.33)%
Fund Market	(17.09)
Index	(18.92)

For the fiscal period ended 2/28/21, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (09/22/20)	(a)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$897.50	$0.29		$1,000.00	$1,024.40	$0.35		0.07%

(a)	The beginning of the period (commencement of operations) is September 22, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (159 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 20 for more information.

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
19-20 Years	100.0

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury STRIPS , 0.00%, 11/15/47	13.6%
U.S. Treasury STRIPS , 0.00%, 08/15/49	13.1
U.S. Treasury STRIPS , 0.00%, 02/15/49	12.0
U.S. Treasury STRIPS , 0.00%, 05/15/46	11.2
U.S. Treasury STRIPS , 0.00%, 11/15/50	11.1

F U N D S U M M A R Y	17

Fund Summary as of February 28, 2021	iShares® Short Treasury Bond ETF

Investment Objective

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less, as represented by the ICE Short US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.45%	1.17%	0.60%	0.45%	6.01%	6.21%
Fund Market	0.43	1.17	0.61	0.43	5.99	6.22
Index(a)	0.59	1.32	0.74	0.59	6.75	7.60
ICE U.S. Treasury Short Bond Index	0.60	1.33	0.38	0.60	6.85	3.90
ICE Short US Treasury Securities Index(b)	N/A	N/A	N/A	N/A	N/A	N/A

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index. Index performance beginning on July 1, 2016 through April 30, 2020 reflects the performance of the ICE U.S. Treasury Short Bond Index. Index performance beginning on May 1, 2020 reflects the performance of the ICE Short US Treasury Securities Index, which, effective as of May 1, 2020, replaced the ICE U.S. Treasury Short Bond Index as the underlying index of the fund.

(b)	The inception date of the ICE Short US Treasury Securities Index was March 10, 2020.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,000.00	$0.74		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 20 for more information.

18	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021 (continued)	iShares® Short Treasury Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
U.S. Treasury Bill, 0.05%, 05/27/21	20.9%
U.S. Treasury Bill, 0.09%, 04/22/21	10.7
U.S. Treasury Bill, 0.06%, 06/03/21	7.5
U.S. Treasury Bill, 0.08%, 04/01/21	7.1
U.S. Treasury Note/Bond, 2.50%, 01/15/22	6.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	19

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.0%
U.S. Cash Management Bill – Reopening, 0.00%, 04/15/21(a)	$892	$891,955
U.S. Treasury Bill 0.00%, 03/16/21(a)	892	891,989
0.00%, 03/30/21(a)	892	891,975
0.00%, 04/08/21(a)	892	891,961
0.02%, 03/23/21(b)	7,798	7,797,845
0.04%, 03/11/21(b)	892	891,992
0.04%, 03/25/21(b)	23,253	23,252,516
0.05%, 03/04/21(b)	167,640	167,639,616
0.05%, 03/18/21(b)	40,894	40,893,437
0.05%, 05/27/21(b)	10,000	9,999,033
0.05%, 06/17/21(b)	4,688	4,687,356
0.06%, 06/03/21(b)	13,377	13,375,419
0.08%, 04/01/21(b)	11,171	11,170,639
0.11%, 12/30/21(b)	469	468,704
U.S. Treasury Note/Bond 1.25%, 03/31/21	1,892	1,893,839
1.38%, 04/30/21	50,000	50,107,276
2.25%, 03/31/21	277,520	278,018,443
2.25%, 04/30/21	42,000	42,150,999
2.38%, 03/15/21	63,260	63,316,372
2.38%, 04/15/21	892	894,530

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/15/21	$444	$452,828

		720,578,724

Total U.S. Government Obligations — 98.0% (Cost: $720,601,461)		720,578,724

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,570	1,570,000

Total Short-Term Investments — 0.2% (Cost: $1,570,000)		1,570,000

Total Investments in Securities — 98.2% (Cost: $722,171,461)		722,148,724

Other Assets, Less Liabilities — 1.8%		12,959,726

Net Assets — 100.0%		$735,108,450

(a)	Zero-coupon bond.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/26/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—	$0	(c)	$—	$—	$—	$—	—	$775	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,570,000	(c)	—	—	—	1,570,000	1,570	38,797		—

					$—	$—	$1,570,000		$39,572		$—

(a)	The Fund commenced operations on May 26, 2020.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E OF I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2021	iShares® 0-3 Month Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$720,578,724	$—	$720,578,724
Money Market Funds	1,570,000	—	—	1,570,000

	$1,570,000	$720,578,724	$—	$722,148,724

See notes to financial statements.

22	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
0.13%, 04/30/22	$731	$731,114
0.13%, 05/31/22	47,983	47,990,497
0.13%, 07/31/22	74,032	74,040,676
0.13%, 08/31/22	192,227	192,234,508
0.13%, 09/30/22	274,918	274,939,477
0.13%, 10/31/22	6,554	6,554,000
0.13%, 11/30/22	192,935	192,935,000
0.13%, 12/31/22	298,821	298,809,328
0.13%, 01/31/23	311,782	311,745,462
0.13%, 02/28/23	301,584	301,584,000
0.13%, 05/15/23	136,570	136,447,300
0.13%, 07/15/23	426,941	426,357,291
0.13%, 08/15/23	779,678	778,368,383
0.13%, 09/15/23	40,026	39,941,570
0.13%, 10/15/23	686,210	684,494,475
0.13%, 12/15/23	355,812	354,561,100
0.13%, 01/15/24	380,693	379,146,435
0.13%, 02/15/24	977,920	973,641,600
0.25%, 04/15/23	896,812	898,563,581
0.25%, 06/15/23	102,763	102,935,610
0.25%, 11/15/23	332,712	332,815,972
0.38%, 03/31/22	60	59,663
1.25%, 07/31/23	30,365	31,140,731
1.38%, 10/15/22	360,874	368,133,771
1.38%, 02/15/23	49,445	50,642,496
1.38%, 06/30/23	120,215	123,530,304
1.50%, 01/31/22	5	5,065
1.50%, 08/15/22	111,825	114,074,605
1.50%, 09/15/22	12,180	12,437,874
1.50%, 01/15/23	56,168	57,602,917
1.50%, 02/28/23	121,563	124,867,994
1.50%, 03/31/23	82,280	84,584,483
1.63%, 08/15/22	536	547,725
1.63%, 08/31/22	246,223	251,753,400
1.63%, 11/15/22	1,041,798	1,068,372,293
1.63%, 04/30/23	111,132	114,635,263
1.63%, 05/31/23	55,000	56,783,203
1.75%, 11/30/21	2	2,025
1.75%, 02/28/22	238	241,960
1.75%, 03/31/22	155	157,755
1.75%, 04/30/22	112,472	114,624,784
1.75%, 05/15/22	184,145	187,799,127
1.75%, 05/31/22	732,870	747,956,818
1.75%, 06/30/22	90,764	92,753,008
1.75%, 07/15/22	1,051,218	1,074,706,152
1.75%, 09/30/22	133,408	136,826,580
1.75%, 01/31/23	47,866	49,346,854
1.75%, 05/15/23	285,884	295,789,435
1.75%, 06/30/24	5,014	5,246,093
1.88%, 01/31/22	25	25,411
1.88%, 02/28/22	3	3,053
1.88%, 03/31/22	119	121,667
1.88%, 04/30/22	713,830	728,580,626
1.88%, 05/31/22	173,500	177,342,754
1.88%, 07/31/22	512,136	524,799,362

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.88%, 08/31/22	$120,966	$124,127,181
1.88%, 09/30/22	138,595	142,433,431
1.88%, 10/31/22	406,341	418,102,666
2.00%, 12/31/21	2	2,032
2.00%, 07/31/22	58,379	59,927,412
2.00%, 10/31/22	127,493	131,467,197
2.00%, 11/30/22	188,859	195,011,671
2.00%, 02/15/23	88,995	92,221,069
2.00%, 04/30/24	17,000	17,904,453
2.00%, 05/31/24	22,000	23,185,078
2.13%, 05/15/22	1,186,029	1,214,938,457
2.13%, 06/30/22	332,606	341,479,825
2.13%, 11/30/23	130,695	137,459,487
2.13%, 02/29/24	158,000	166,665,312
2.25%, 04/15/22	725,888	743,354,782
2.25%, 12/31/23	23,062	24,359,238
2.25%, 01/31/24	100	105,758
2.38%, 03/15/22	140	143,298
2.38%, 01/31/23	213,315	222,472,547
2.50%, 01/15/22	12	12,253
2.50%, 02/15/22	7	7,162
2.50%, 03/31/23	103,983	109,076,543
2.50%, 01/31/24	19,301	20,551,041
2.63%, 02/28/23	328,880	345,118,450
2.63%, 06/30/23	59,612	63,018,733
2.63%, 12/31/23	43,692	46,613,903
2.75%, 04/30/23	311,656	329,064,383
2.75%, 05/31/23	285,879	302,406,380
2.75%, 07/31/23	207,920	220,744,441
2.75%, 08/31/23	35,415	37,663,022
2.75%, 11/15/23	2,824	3,015,723
2.75%, 02/15/24	383,334	411,290,430
2.88%, 10/15/21	22	22,081
2.88%, 11/15/21	9	9,179
2.88%, 09/30/23	18,153	19,396,764
2.88%, 10/31/23	55,398	59,295,336
2.88%, 11/30/23	60,000	64,328,906
7.13%, 02/15/23	1,874	2,131,236
7.25%, 08/15/22	386	426,585

		19,493,886,075

Total U.S. Government Obligations — 99.6% (Cost: $19,420,258,883)		19,493,886,075

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	298,018	298,018,000

Total Short-Term Investments — 1.5% (Cost: $298,018,000)		298,018,000

Total Investments in Securities — 101.1% (Cost: $19,718,276,883)		19,791,904,075

Other Assets, Less Liabilities — (1.1)%		(219,507,611)

Net Assets — 100.0%		$19,572,396,464

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2021	iShares® 1-3 Year Treasury Bond ETF

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,355,990	$—	$(132,337,990	)(a)	$—	$—	$298,018,000	298,018	$904,260	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,493,886,075	$—	$19,493,886,075
Money Market Funds	298,018,000	—	—	298,018,000

	$298,018,000	$19,493,886,075	$—	$19,791,904,075

See notes to financial statements.

24	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 100.4%
U.S. Treasury Note/Bond
0.13%, 01/15/24	$186	$185,244
0.13%, 02/15/24	947	942,857
0.25%, 05/31/25	4,569	4,507,426
0.25%, 08/31/25	898,707	883,576,423
0.25%, 09/30/25	10	9,822
0.25%, 10/31/25	90,677	88,973,264
0.38%, 04/30/25	4,022	3,993,249
0.38%, 11/30/25	212,511	209,497,660
0.38%, 12/31/25	4,995	4,918,904
0.38%, 01/31/26(a)	27,589	27,140,679
0.38%, 09/30/27	155,543	148,816,980
0.50%, 03/31/25	2,624	2,621,232
0.50%, 02/28/26	206,705	204,541,057
0.50%, 04/30/27	167,145	162,411,402
0.50%, 05/31/27	2,933	2,845,468
0.50%, 06/30/27	18,643	18,066,960
0.50%, 08/31/27	55,622	53,727,376
0.50%, 10/31/27	129,779	125,028,886
0.63%, 03/31/27	2,198	2,155,242
0.63%, 11/30/27	41,144	39,916,109
0.63%, 12/31/27	19,657	19,048,862
0.75%, 01/31/28(a)	99,150	96,810,680
1.13%, 02/28/25	2,112	2,163,315
1.13%, 02/28/27	16,813	16,998,862
1.13%, 02/29/28	125,819	125,936,955
1.25%, 08/31/24	175,430	180,672,341
1.50%, 08/15/26	36,868	38,182,863
1.63%, 02/15/26	336,120	351,127,234
1.63%, 05/15/26	459,980	480,104,125
1.63%, 09/30/26	50,769	52,901,006
1.75%, 06/30/24	929	972,003
1.88%, 07/31/26	24,480	25,859,869
2.00%, 04/30/24	13,375	14,086,592
2.00%, 05/31/24	18,831	19,845,373
2.00%, 06/30/24	70,754	74,626,123
2.00%, 02/15/25	612,042	648,047,174
2.00%, 08/15/25	2,544	2,700,615
2.00%, 11/15/26	1,476	1,567,846
2.13%, 11/30/23	148	155,239
2.13%, 02/29/24	141,196	148,939,929
2.13%, 03/31/24	45,516	48,063,829
2.13%, 07/31/24	32,930	34,892,937
2.13%, 09/30/24	32,930	34,946,962
2.13%, 05/15/25	401,427	427,880,413
2.13%, 05/31/26	185,577	198,487,115
2.25%, 12/31/23	213	224,981
2.25%, 01/31/24	112	118,449
2.25%, 10/31/24	34,600	36,909,820
2.25%, 11/15/24	486,317	518,782,458

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 12/31/24	$95,308	$101,763,628
2.25%, 11/15/25	778,215	835,456,363
2.25%, 02/15/27	740,120	797,161,278
2.25%, 08/15/27	255,448	275,165,393
2.25%, 11/15/27	156,456	168,471,333
2.38%, 02/29/24	131,026	139,210,007
2.38%, 08/15/24	1,005,165	1,074,270,094
2.38%, 05/15/27	773,019	838,906,795
2.50%, 01/31/24	362	385,445
2.50%, 05/15/24	550,728	589,343,500
2.63%, 12/31/23	316	337,132
2.63%, 03/31/25	18,014	19,543,783
2.75%, 02/15/24	403	432,391
2.75%, 02/28/25	9,816	10,692,538
2.75%, 06/30/25	60,182	65,774,695
2.75%, 02/15/28	258,598	287,225,605
2.88%, 11/30/23	24	25,732
2.88%, 05/31/25	100,882	110,710,553
2.88%, 07/31/25	26,110	28,706,721
2.88%, 11/30/25	32,983	36,394,679
3.00%, 09/30/25	38,640	42,772,669
3.00%, 10/31/25	68,809	76,254,459
3.13%, 11/15/28	89,708	102,470,364
U.S. Treasury STRIPS 0.00%, 05/15/26(b)	24,884	23,774,678
0.00%, 11/15/26(b)	1,002	946,650
0.00%, 02/15/27(b)	64,700	60,804,254

		11,271,930,949

Total U.S. Government Obligations — 100.4% (Cost: $11,198,311,892)		11,271,930,949

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	367,876	367,876,065

Total Short-Term Investments — 3.3% (Cost: $367,876,065)		367,876,065

Total Investments in Securities — 103.7% (Cost: $11,566,187,957)		11,639,807,014

Other Assets, Less Liabilities — (3.7)%		(412,680,936)

Net Assets — 100.0%		$11,227,126,078

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2021	iShares® 3-7 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$8,982,000	$358,894,065	(a)	$—	$—	$—	$367,876,065	367,876	$155,232	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$11,271,930,949	$—	$11,271,930,949
Money Market Funds	367,876,065	—	—	367,876,065

	$367,876,065	$11,271,930,949	$—	$11,639,807,014

See notes to financial statements.

26	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 100.8%

U.S. Treasury Note/Bond
0.63%, 12/31/27	$12	$11,629
0.63%, 08/15/30	2,909,816	2,716,585,658
0.75%, 01/31/28(a)	1,000	976,406
0.88%, 11/15/30(a)	2,078,428	1,981,650,624
1.13%, 02/29/28	52,583	52,632,297
1.13%, 02/15/31(a)	89,432	87,238,121
1.50%, 02/15/30(a)	971,375	986,097,402
1.63%, 08/15/29(a)	230,556	237,247,837
1.75%, 11/15/29(a)	206,187	214,112,313
2.38%, 05/15/29	1,182,671	1,287,032,806
2.63%, 02/15/29	1,468,902	1,626,006,095
2.75%, 02/15/28	559	620,772
2.88%, 05/15/28	1,217,698	1,365,011,139
2.88%, 08/15/28	1,422,199	1,596,585,157
3.13%, 11/15/28	1,902,050	2,172,646,094

		14,324,454,350

Total U.S. Government Obligations — 100.8% (Cost: $14,834,064,120)		14,324,454,350

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 17.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	2,463,152	$2,463,152,342

Total Short-Term Investments — 17.3% (Cost: $2,463,152,342)		2,463,152,342

Total Investments in Securities — 118.1% (Cost: $17,297,216,462)		16,787,606,692

Other Assets, Less Liabilities — (18.1)%		(2,578,043,667)

Net Assets — 100.0%		$14,209,563,025

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$179,887,000	$2,283,265,342	(a)	$—	$—	$—	$2,463,152,342	2,463,152	$946,110	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$14,324,454,350	$—	$14,324,454,350
Money Market Funds	2,463,152,342	—	—	2,463,152,342

	$2,463,152,342	$14,324,454,350	$—	$16,787,606,692

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments February 28, 2021	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$169	$157,777
0.88%, 11/15/30(a)	1,293	1,232,795
1.13%, 05/15/40	68,169	58,561,432
1.13%, 08/15/40	178,263	152,470,230
1.38%, 11/15/40	1,385	1,238,978
1.88%, 02/15/41	375,888	367,841,648
3.88%, 08/15/40	81,238	107,072,318
4.25%, 05/15/39	74,764	102,516,666
4.25%, 11/15/40	1,748	2,415,586
4.38%, 02/15/38	13,136	18,124,838
4.38%, 11/15/39	187,332	261,219,211
4.50%, 02/15/36	122	167,290
4.50%, 05/15/38	278	389,093
4.63%, 02/15/40	12,445	17,911,563
4.75%, 02/15/37	15,700	22,324,664
5.00%, 05/15/37	23,510	34,343,885
U.S. Treasury STRIPS, 0.00%, 08/15/36(a)(b)	38,339	28,251,234

		1,176,239,208

Total U.S. Government Obligations — 99.1% (Cost: $1,245,754,105)		1,176,239,208

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 11.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	130,032	$130,032,268

Total Short-Term Investments — 11.0% (Cost: $130,032,268)		130,032,268

Total Investments in Securities — 110.1% (Cost: $1,375,786,373)		1,306,271,476

Other Assets, Less Liabilities — (10.1)%		(119,335,685)

Net Assets — 100.0%		$1,186,935,791

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,588,000	$106,444,268	(a)	$—	$—	$—	$130,032,268	130,032	$107,365	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$1,176,239,208	$—	$1,176,239,208
Money Market Funds	130,032,268	—	—	130,032,268

	$130,032,268	$1,176,239,208	$—	$1,306,271,476

See notes to financial statements.

28	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond 1.13%, 08/15/40	$572	$489,666
1.25%, 05/15/50	35	28,265
1.38%, 11/15/40	119,597	106,965,014
1.38%, 08/15/50	2	1,753
1.63%, 11/15/50(a)	309,856	275,529,409
1.88%, 02/15/41	100	97,859
1.88%, 02/15/51	925,721	876,542,072
2.00%, 02/15/50	712,986	694,520,385
2.25%, 08/15/49	530,277	545,522,155
2.38%, 11/15/49	578,715	611,584,206
2.50%, 02/15/46	609,511	655,939,137
2.50%, 05/15/46	616,332	662,965,751
2.75%, 08/15/42	312,571	352,045,410
2.75%, 11/15/42	138,659	156,002,320
2.75%, 08/15/47	249,523	282,263,600
2.75%, 11/15/47	256,616	290,327,149
2.88%, 05/15/43	758,322	871,508,056
2.88%, 08/15/45	277,673	319,367,106
2.88%, 11/15/46	207,206	239,040,102
2.88%, 05/15/49	298,761	347,927,725
3.00%, 11/15/44	4,144	4,857,807
3.00%, 02/15/47	577,391	682,246,225
3.00%, 05/15/47	1,345	1,590,160
3.00%, 02/15/48	671,467	796,160,161
3.00%, 08/15/48	931,945	1,107,012,323
3.00%, 02/15/49	1,079,304	1,285,004,286
3.13%, 11/15/41	7,049	8,416,588
3.13%, 02/15/43	345,132	412,190,310
3.13%, 08/15/44	664,822	794,955,595
3.13%, 05/15/48	670,194	812,767,184
3.38%, 11/15/48	536,635	681,756,656
3.63%, 08/15/43	272,327	350,599,223
3.75%, 08/15/41	1,036	1,348,401
3.75%, 11/15/43	339,975	445,844,815
3.88%, 08/15/40	399	526,149
4.25%, 11/15/40	36,491	50,427,288
4.38%, 05/15/41	4,888	6,880,242

		14,731,250,553

Total U.S. Government Obligations — 99.6% (Cost: $16,560,991,093)		14,731,250,553

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	376,414	376,413,618

Total Short-Term Investments — 2.6% (Cost: $376,413,618)		376,413,618

Total Investments in Securities — 102.2% (Cost: $16,937,404,711)		15,107,664,171

Other Assets, Less Liabilities — (2.2)%		(323,703,637)

Net Assets — 100.0%		$14,783,960,534

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2021	iShares® 20+ Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$231,813,388	$144,600,230	(a)	$—	$—	$—	$376,413,618	376,414	$224,936	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,731,250,553	$—	$14,731,250,553
Money Market Funds	376,413,618	—	—	376,413,618

	$376,413,618	$14,731,250,553	$—	$15,107,664,171

See notes to financial statements.

30	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® 25+ Year Treasury STRIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond 1.63%, 11/15/50	$12	$10,671
1.88%, 02/15/41	110	107,645
1.88%, 02/15/51	61	57,759
U.S. Treasury STRIPS 0.00%, 02/15/46(a)	657	379,774
0.00%, 05/15/46(a)	5,600	3,213,658
0.00%, 11/15/46(a)	504	286,793
0.00%, 02/15/47(a)	3,561	2,019,745
0.00%, 08/15/47(a)	4,790	2,683,681
0.00%, 11/15/47(a)	7,000	3,898,162
0.00%, 11/15/48(a)	5,826	3,186,305
0.00%, 02/15/49(a)	6,357	3,452,668
0.00%, 05/15/49(a)	560	302,599
0.00%, 08/15/49(a)	7,000	3,757,807
0.00%, 11/15/49(a)	2,280	1,218,739
0.00%, 02/15/50(a)	1,777	944,464
0.00%, 11/15/50(a)	6,091	3,186,901
0.00%, 02/15/51(a)	70	36,552

		28,743,923

Total U.S. Government Obligations — 99.6% (Cost: $31,977,901)		28,743,923

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	120	$120,000

Total Short-Term Investments — 0.4% (Cost: $120,000)		120,000

Total Investments in Securities — 100.0% (Cost: $32,097,901)		28,863,923

Other Assets, Less Liabilities — (0.0)%		(10,466)

Net Assets — 100.0%		$28,853,457

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/22/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$120,000	(b)	$—	$—	$—	$120,000	120	$6	$—

(a)	The Fund commenced operations on September 22, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$28,743,923	$—	$28,743,923
Money Market Funds	120,000	—	—	120,000

	$120,000	$28,743,923	$—	$28,863,923

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments February 28, 2021	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.4%
U.S. Treasury Bill 0.02%, 03/23/21(a)	$2,667	$2,666,947
0.03%, 03/09/21(a)	324	323,998
0.04%, 03/11/21(a)	488	487,996
0.04%, 03/25/21(a)	377	376,992
0.05%, 03/04/21(a)	6	5,979
0.05%, 03/18/21(a)	165	164,998
0.05%, 04/06/21(a)(b)	25,560	25,558,999
0.05%, 05/27/21(a)	3,230,510	3,230,197,707
0.05%, 06/17/21(a)	316,110	316,066,535
0.06%, 06/03/21(a)	1,163,986	1,163,848,417
0.08%, 04/01/21(a)	1,095,928	1,095,892,613
0.09%, 04/22/21(a)	1,649,664	1,649,586,565
0.09%, 05/20/21(a)	242,624	242,600,546
0.10%, 07/15/21(a)	4,744	4,743,194
0.10%, 08/12/21(a)	4,744	4,742,838
0.11%, 12/30/21(a)	222,205	222,064,895
0.12%, 09/09/21(a)	4,744	4,742,640
U.S. Treasury Note/Bond 0.38%, 03/31/22	1,750	1,754,785
1.13%, 06/30/21	89,682	90,004,295
1.13%, 07/31/21	38,027	38,197,825
1.13%, 08/31/21	381,807	383,820,436
1.25%, 03/31/21	204	204,198
1.38%, 04/30/21	120,335	120,593,180
1.38%, 01/31/22	102,535	103,752,603
1.50%, 08/31/21	965	971,936
1.50%, 10/31/21	52,198	52,699,590
1.50%, 01/31/22	104,872	106,227,963
1.75%, 07/31/21	14,742	14,846,231
1.75%, 11/30/21	249,702	252,842,784
1.75%, 02/28/22	1,500	1,524,961
1.88%, 01/31/22	369,078	375,133,186
1.88%, 02/28/22	13,980	14,227,380
1.88%, 03/31/22	1,700	1,732,273
2.00%, 05/31/21	94,428	94,878,686
2.00%, 08/31/21	338,924	342,207,326
2.00%, 10/31/21	249,296	252,489,902
2.00%, 12/31/21	130,546	132,636,776
2.13%, 06/30/21	190,877	192,196,735
2.13%, 08/15/21	561,615	566,967,893

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 09/30/21	$181,033	$183,225,197
2.13%, 12/31/21	6,000	6,102,422
2.25%, 03/31/21	552	552,991
2.25%, 04/30/21	718,168	720,750,166
2.25%, 07/31/21	1,652	1,667,294
2.25%, 04/15/22	104,517	107,027,858
2.38%, 03/15/21	3,026	3,028,697
2.38%, 03/15/22	1,100	1,125,910
2.50%, 01/15/22	1,037,002	1,058,795,250
2.50%, 02/15/22	648,994	664,001,986
2.63%, 06/15/21	151,420	152,543,821
2.63%, 07/15/21	122,169	123,352,512
2.75%, 08/15/21	331,398	335,514,586
2.75%, 09/15/21	14,206	14,411,876
2.88%, 10/15/21	566,974	576,918,191
2.88%, 11/15/21	395,069	402,908,651
3.13%, 05/15/21	1,423	1,431,944

		15,457,342,155

Total U.S. Government Obligations — 95.4% (Cost: $15,455,234,900)		15,457,342,155

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	25,760	25,760,000

Total Short-Term Investments — 0.2% (Cost: $25,760,000)		25,760,000

Total Investments in Securities — 95.6% (Cost: $15,480,994,900)		15,483,102,155

Other Assets, Less Liabilities — 4.4%		710,069,229

Net Assets — 100.0%		$16,193,171,384

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,531,896,510	$—	$(1,506,136,510	)(a)	$—	$—	$25,760,000	25,760	$3,757,176	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

32	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Short Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$15,457,342,155	$—	$15,457,342,155
Money Market Funds	25,760,000	—	—	25,760,000

	$25,760,000	$15,457,342,155	$—	$15,483,102,155

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Statements of Assets and Liabilities

February 28, 2021

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$720,578,724	$19,493,886,075	$11,271,930,949	$14,324,454,350
Affiliated(c)	1,570,000	298,018,000	367,876,065	2,463,152,342
Cash	4,870	8,050	6,557	8,813
Receivables:
Investments sold	84,880,000	968,478,187	—	24,948,030
Securities lending income — Affiliated	12	—	2,296	167,124
Capital shares sold	—	43,869	33,448	449,240
Dividends	423	2,636	739	948
Interest	4,716,633	67,129,964	39,752,739	46,795,826

Total assets	811,750,662	20,827,566,781	11,679,602,793	16,859,976,673

LIABILITIES
Collateral on securities loaned, at value	—	—	122,546,065	2,383,663,342
Payables:
Investments purchased	76,626,826	1,252,968,861	328,618,170	264,653,964
Capital shares redeemed	—	1,905	—	497,794
Investment advisory fees	15,386	2,199,551	1,312,480	1,598,548

Total liabilities	76,642,212	1,255,170,317	452,476,715	2,650,413,648

NET ASSETS	$735,108,450	$19,572,396,464	$11,227,126,078	$14,209,563,025

NET ASSETS CONSIST OF:
Paid-in capital	$735,089,007	$19,488,509,186	$11,178,024,665	$14,734,640,834
Accumulated earnings (loss)	19,443	83,887,278	49,101,413	(525,077,809)

NET ASSETS	$735,108,450	$19,572,396,464	$11,227,126,078	$14,209,563,025

Shares outstanding	7,350,000	226,800,000	85,700,000	122,800,000

Net asset value	$100.01	$86.30	$131.00	$115.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$120,797,486	$2,354,391,214
(b) Investments, at cost — Unaffiliated	$720,601,461	$19,420,258,883	$11,198,311,892	$14,834,064,120
(c) Investments, at cost — Affiliated	$1,570,000	$298,018,000	$367,876,065	$2,463,152,342

See notes to financial statements.

34	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities   (continued)

February 28, 2021

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,176,239,208	$14,731,250,553	$28,743,923	$15,457,342,155
Affiliated(c)	130,032,268	376,413,618	120,000	25,760,000
Cash	1,315	5,615	5,425	427
Receivables:
Investments sold	271,016,725	86,731,821	94,725	701,862,520
Securities lending income — Affiliated	1,952	3,734	—	10,707
Capital shares sold	—	20,163,778	—	—
Dividends	647	2,468	—	9,240
Interest	4,478,875	48,687,505	182	38,790,578

Total assets	1,581,770,990	15,263,259,092	28,964,255	16,223,775,627

LIABILITIES
Collateral on securities loaned, at value	28,615,268	220,495,618	—	25,500,000
Payables:
Investments purchased	366,071,640	257,032,969	109,261	—
Capital shares redeemed	—	—	—	3,211,162
Investment advisory fees	148,291	1,769,971	1,537	1,893,081

Total liabilities	394,835,199	479,298,558	110,798	30,604,243

NET ASSETS	$1,186,935,791	$14,783,960,534	$28,853,457	$16,193,171,384

NET ASSETS CONSIST OF:
Paid-in capital	$1,297,648,604	$16,881,235,639	$32,302,025	$16,191,064,950
Accumulated earnings (loss)	(110,712,813)	(2,097,275,105)	(3,448,568)	2,106,434

NET ASSETS	$1,186,935,791	$14,783,960,534	$28,853,457	$16,193,171,384

Shares outstanding	8,100,000	103,300,000	1,400,000	146,520,000

Net asset value	$146.54	$143.12	$20.61	$110.52

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$28,485,020	$223,440,274	$—	$24,999,021
(b) Investments, at cost — Unaffiliated	$1,245,754,105	$16,560,991,093	$31,977,901	$15,455,234,900
(c) Investments, at cost — Affiliated	$130,032,268	$376,413,618	$120,000	$25,760,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Operations

Year Ended February 28, 2021

	iShares 0-3 Month Treasury Bond ETF (a)	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$38,797	$767,654	$83,729	$123,400
Interest — Unaffiliated	541,912	183,463,314	128,138,601	210,093,541
Securities lending income — Affiliated — net	775	136,606	71,503	822,710
Other income — Unaffiliated	—	136,745	67,727	123,474

Total investment income	581,484	184,504,319	128,361,560	211,163,125

EXPENSES
Investment advisory fees	719,711	32,106,936	17,168,658	28,670,072

Total expenses	719,711	32,106,936	17,168,658	28,670,072

Less:
Investment advisory fees waived	(557,585)	—	—	—

Total expenses after fees waived	162,126	32,106,936	17,168,658	28,670,072

Net investment income	419,358	152,397,383	111,192,902	182,493,053

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	51,755	121,081,926	102,323,957	209,463,087
In-kind redemptions — Unaffiliated	1,221	251,520,312	252,202,083	1,351,331,145

Net realized gain	52,976	372,602,238	354,526,040	1,560,794,232

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(22,737)	(212,492,357)	(304,062,136)	(1,541,632,038)

Net change in unrealized appreciation (depreciation)	(22,737)	(212,492,357)	(304,062,136)	(1,541,632,038)

Net realized and unrealized gain	30,239	160,109,881	50,463,904	19,162,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$449,597	$312,507,264	$161,656,806	$201,655,247

(a)	For the period from May 26, 2020 (commencement of operations) to February 28, 2021.

See notes to financial statements.

36	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended February 28, 2021

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF (a)	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$21,118	$168,615	$6	$1,317,296
Interest — Unaffiliated	18,058,305	284,105,093	126,038	102,266,148
Securities lending income — Affiliated — net	86,247	56,321	—	2,439,880
Other income — Unaffiliated	97,645	1,219,643	—	36,527

Total investment income	18,263,315	285,549,672	126,044	106,059,851

EXPENSES
Investment advisory fees	1,958,386	27,770,333	10,629	31,357,144
Miscellaneous	—	—	—	264

Total expenses	1,958,386	27,770,333	10,629	31,357,408
Less:
Investment advisory fees waived	—	—	(5,669)	—

Total expenses after fees waived	1,958,386	27,770,333	4,960	31,357,408

Net investment income	16,304,929	257,779,339	121,084	74,702,443

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(8,586,719)	(161,664,994)	(253,529)	36,596,454
In-kind redemptions — Unaffiliated	77,782,130	2,503,663,387	—	17,527,250

Net realized gain (loss)	69,195,411	2,341,998,393	(253,529)	54,123,704

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(169,133,860)	(3,816,589,536)	(3,233,978)	(33,335,894)

Net change in unrealized appreciation (depreciation)	(169,133,860)	(3,816,589,536)	(3,233,978)	(33,335,894)

Net realized and unrealized gain (loss)	(99,938,449)	(1,474,591,143)	(3,487,507)	20,787,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(83,633,520)	$(1,216,811,804)	$(3,366,423)	$95,490,253

(a)	For the period from September 22, 2020 (commencement of operations) to February 28, 2021.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF
	Period From
	05/26/20 (a)	Year Ended	Year Ended
	to 02/28/21	02/28/21	02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$419,358	$152,397,383	$371,625,389
Net realized gain	52,976	372,602,238	133,235,350
Net change in unrealized appreciation (depreciation)	(22,737)	(212,492,357)	305,467,770

Net increase in net assets resulting from operations	449,597	312,507,264	810,328,509

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(422,929)	(174,248,074)	(386,921,438)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	735,081,782	1,968,396,048	(1,930,568,370)

NET ASSETS
Total increase (decrease) in net assets	735,108,450	2,106,655,238	(1,507,161,299)
Beginning of period	—	17,465,741,226	18,972,902,525

End of period	$735,108,450	$19,572,396,464	$17,465,741,226

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$111,192,902	$159,695,172	$182,493,053	$331,455,689
Net realized gain	354,526,040	112,931,126	1,560,794,232	852,367,924
Net change in unrealized appreciation (depreciation)	(304,062,136)	436,611,924	(1,541,632,038)	1,049,137,380

Net increase in net assets resulting from operations	161,656,806	709,238,222	201,655,247	2,232,960,993

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(117,043,885)	(161,068,749)	(200,537,506)	(332,123,820)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,258,527,732	2,253,329,601	(7,271,862,805)	6,361,689,251

NET ASSETS
Total increase (decrease) in net assets	1,303,140,653	2,801,499,074	(7,270,745,064)	8,262,526,424
Beginning of year	9,923,985,425	7,122,486,351	21,480,308,089	13,217,781,665

End of year	$11,227,126,078	$9,923,985,425	$14,209,563,025	$21,480,308,089

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets   (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,304,929	$23,610,747	$257,779,339	$353,257,945
Net realized gain	69,195,411	63,173,730	2,341,998,393	1,479,567,525
Net change in unrealized appreciation (depreciation)	(169,133,860)	113,446,803	(3,816,589,536)	2,523,819,522

Net increase (decrease) in net assets resulting from operations	(83,633,520)	200,231,280	(1,216,811,804)	4,356,644,992

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,076,132)	(24,175,716)	(270,834,183)	(343,999,553)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	210,611,285	(10,635,669)	(4,965,450,961)	6,272,910,136

NET ASSETS
Total increase (decrease) in net assets	91,901,633	165,419,895	(6,453,096,948)	10,285,555,575
Beginning of year	1,095,034,158	929,614,263	21,237,057,482	10,951,501,907

End of year	$1,186,935,791	$1,095,034,158	$14,783,960,534	$21,237,057,482

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets   (continued)

	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF
	Period From
	09/22/20 (a)	Year Ended	Year Ended
	to 02/28/21	02/28/21	02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$121,084	$74,702,443	$448,315,178
Net realized gain (loss)	(253,529)	54,123,704	13,802,907
Net change in unrealized appreciation (depreciation)	(3,233,978)	(33,335,894)	32,756,118

Net increase (decrease) in net assets resulting from operations	(3,366,423)	95,490,253	494,874,203

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(82,145)	(129,704,518)	(459,945,617)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	32,302,025	(4,049,124,981)	1,110,283,187

NET ASSETS
Total increase (decrease) in net assets	28,853,457	(4,083,339,246)	1,145,211,773
Beginning of period	—	20,276,510,630	19,131,298,857

End of period	$28,853,457	$16,193,171,384	$20,276,510,630

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Financial Highlights

(For a share outstanding throughout the period)

	iShares 0-3 Month Treasury Bond ETF
	Period From 05/26/20 to 02/28/21	(a)

Net asset value, beginning of period	$100.01

Net investment income(b)	0.05
Net realized and unrealized gain(c)	0.00	(d)

Net increase from investment operations	0.05

Distributions(e)
From net investment income	(0.05)

Total distributions	(0.05)

Net asset value, end of period	$100.01

Total Return
Based on net asset value	0.05	%(f)

Ratios to Average Net Assets
Total expenses	0.12	%(g)

Total expenses after fees waived	0.03	%(g)

Net investment income	0.07	%(g)

Supplemental Data
Net assets, end of period (000)	$735,108

Portfolio turnover rate(h)	326	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$85.70	$83.73	$83.44	$84.54	$84.93

Net investment income(a)	0.62	1.73	1.64	0.89	0.62
Net realized and unrealized gain (loss)(b)	0.69	2.02	0.16	(1.13)	(0.40)

Net increase (decrease) from investment operations	1.31	3.75	1.80	(0.24)	0.22

Distributions(c)
From net investment income	(0.71)	(1.78)	(1.51)	(0.86)	(0.61)

Total distributions	(0.71)	(1.78)	(1.51)	(0.86)	(0.61)

Net asset value, end of year	$86.30	$85.70	$83.73	$83.44	$84.54

Total Return
Based on net asset value	1.52%	4.53%	2.18%	(0.29)%	0.26%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.71%	2.05%	1.97%	1.06%	0.73%

Supplemental Data
Net assets, end of year (000)	$19,572,396	$17,465,741	$18,972,903	$11,281,148	$11,049,616

Portfolio turnover rate(d)	79%	56%	62%	85%	66%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FI N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$130.24	$121.54	$120.03	$123.07	$125.75

Net investment income(a)	1.29	2.44	2.47	1.93	1.63
Net realized and unrealized gain (loss)(b)	0.85	8.76	1.47	(3.10)	(2.69)

Net increase (decrease) from investment operations	2.14	11.20	3.94	(1.17)	(1.06)

Distributions(c)
From net investment income	(1.38)	(2.50)	(2.43)	(1.87)	(1.62)

Total distributions	(1.38)	(2.50)	(2.43)	(1.87)	(1.62)

Net asset value, end of year	$131.00	$130.24	$121.54	$120.03	$123.07

Total Return
Based on net asset value	1.63%	9.31%	3.33%	(0.98)%	(0.85)%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.97%	1.95%	2.06%	1.57%	1.31%

Supplemental Data
Net assets, end of year (000)	$11,227,126	$9,923,985	$7,122,486	$7,069,651	$6,325,850

Portfolio turnover rate(d)	49%	38%	41%	66%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$117.31	$104.16	$102.13	$105.68	$110.51

Net investment income(a)	1.15	2.19	2.45	1.97	1.88
Net realized and unrealized gain (loss)(b)	(1.53)	13.19	1.97	(3.59)	(4.81)

Net increase (decrease) from investment operations	(0.38)	15.38	4.42	(1.62)	(2.93)

Distributions(c)
From net investment income	(1.22)	(2.23)	(2.39)	(1.93)	(1.90)

Total distributions	(1.22)	(2.23)	(2.39)	(1.93)	(1.90)

Net asset value, end of year	$115.71	$117.31	$104.16	$102.13	$105.68

Total Return
Based on net asset value	(0.37)%	14.94%	4.40%	(1.59)%	(2.68)%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.95%	1.98%	2.40%	1.86%	1.72%

Supplemental Data
Net assets, end of year (000)	$14,209,563	$21,480,308	$13,217,782	$8,364,365	$7,080,844

Portfolio turnover rate(d)	76%	57%	63%	46%	77%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$158.70	$132.80	$130.13	$134.79	$141.36

Net investment income(a)	2.04	3.18	3.10	2.53	2.52
Net realized and unrealized gain (loss)(b)	(10.08)	26.01	2.53	(4.68)	(6.58)

Net increase (decrease) from investment operations	(8.04)	29.19	5.63	(2.15)	(4.06)

Distributions(c)
From net investment income	(2.80)	(3.29)	(2.96)	(2.51)	(2.51)
From net realized gain	(1.32)	—	—	—	—

Total distributions	(4.12)	(3.29)	(2.96)	(2.51)	(2.51)

Net asset value, end of year	$146.54	$158.70	$132.80	$130.13	$134.79

Total Return
Based on net asset value	(5.38)%	22.28%	4.39%	(1.66)%	(2.91)%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.25%	2.21%	2.38%	1.87%	1.79%

Supplemental Data
Net assets, end of year (000)	$1,186,936	$1,095,034	$929,614	$507,490	$539,163

Portfolio turnover rate(d)	214%	63%	45%	27%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$155.13	$119.95	$118.70	$121.65	$130.77

Net investment income(a)	2.24	3.09	3.23	3.11	3.06
Net realized and unrealized gain (loss)(b)	(11.95)	35.13	1.24	(2.98)	(9.06)

Net increase (decrease) from investment operations	(9.71)	38.22	4.47	0.13	(6.00)

Distributions(c)
From net investment income	(2.30)	(3.04)	(3.22)	(3.08)	(3.12)

Total distributions	(2.30)	(3.04)	(3.22)	(3.08)	(3.12)

Net asset value, end of year	$143.12	$155.13	$119.95	$118.70	$121.65

Total Return
Based on net asset value	(6.43)%	32.29%	3.82%	0.04%	(4.70)%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.39%	2.27%	2.72%	2.51%	2.34%

Supplemental Data
Net assets, end of year (000)	$14,783,961	$21,237,057	$10,951,502	$6,718,668	$5,255,316

Portfolio turnover rate(d)	65%	25%	17%	25%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 25+ Year Treasury STRIPS Bond ETF
	Period From 09/22/20 to 02/28/21	(a)

Net asset value, beginning of period	$25.06

Net investment income(b)	0.17
Net realized and unrealized loss(c)	(4.50)

Net decrease from investment operations	(4.33)

Distributions(d)
From net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$20.61

Total Return
Based on net asset value	(17.33	)%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)

Total expenses after fees waived	0.07	%(f)

Net investment income	1.71	%(f)

Supplemental Data
Net assets, end of period (000)	$28,853

Portfolio turnover rate(g)	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$110.68	$110.52	$110.29	$110.36	$110.29

Net investment income(a)	0.40	2.28	2.16	1.01	0.42
Net realized and unrealized gain (loss)(b)	0.10	0.25	0.01	(0.22)	0.05

Net increase from investment operations	0.50	2.53	2.17	0.79	0.47

Distributions(c)
From net investment income	(0.50)	(2.37)	(1.94)	(0.86)	(0.40)
From net realized gain	(0.16)	—	—	—	—

Total distributions	(0.66)	(2.37)	(1.94)	(0.86)	(0.40)

Net asset value, end of year	$110.52	$110.68	$110.52	$110.29	$110.36

Total Return
Based on net asset value	0.45%	2.31%	1.98%	0.71%	0.44%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.36%	2.06%	1.95%	0.91%	0.38%

Supplemental Data
Net assets, end of year (000)	$16,193,171	$20,276,511	$19,131,299	$9,506,603	$4,447,672

Portfolio turnover rate(d)	115%	42%	73%	47%	78%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
0-3 Month Treasury Bond(a)	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
25+ Year Treasury STRIPS Bond(b)	Diversified
Short Treasury Bond	Diversified

(a)	The Fund commenced operations on May 26, 2020.
(b)	The Fund commenced operations on September 22, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent

50	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

3-7 Year Treasury Bond Citigroup Global Markets Inc.	$22,931,114	$22,931,114		$—	$—
Deutsche Bank Securities Inc.	117,263	117,263		—	—
HSBC Securities (USA) Inc.	95,064,426	95,064,426		—	—
JPMorgan Securities LLC	2,684,683	2,684,683		—	—

	$120,797,486	$120,797,486		$—	$—

7-10 Year Treasury Bond Citigroup Global Markets Inc.	$416,973,535	$416,973,535		$—	$—
Deutsche Bank Securities Inc.	394,716,317	394,716,317		—	—
HSBC Securities (USA) Inc.	205,818,328	205,818,328		—	—
JPMorgan Securities LLC	992,648,781	992,648,781		—	—
Morgan Stanley & Co. LLC	344,234,253	344,234,253		—	—

	$2,354,391,214	$2,354,391,214		$—	$—

10-20 Year Treasury Bond Goldman Sachs & Co.	$27,264,553	$27,264,553		$—	$—
Morgan Stanley & Co. LLC	1,220,467	1,220,467		—	—

	$28,485,020	$28,485,020		$—	$—

20+ Year Treasury Bond JPMorgan Securities LLC	$223,440,274	$220,495,618		$—	$(2,944,656	)(b)

Short Treasury Bond JPMorgan Securities LLC	$24,999,021	$24,999,021		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

52	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
0-3 Month Treasury Bond	0.12%
1-3 Year Treasury Bond	0.15
3-7 Year Treasury Bond	0.15
7-10 Year Treasury Bond	0.15
10-20 Year Treasury Bond	0.15
20+ Year Treasury Bond	0.15
25+ Year Treasury STRIPS Bond	0.15
Short Treasury Bond	0.15

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares 0-3 Month Treasury Bond ETF, effective September 30, 2020, BFA has contractually agreed to waive a portion of its investment advisory fee through June 30, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.03% of average daily net assets. Prior to September 30, 2020, BFA had contractually agreed to waive a portion of its investment advisory fee in order to limit the Fund’s total annual operating expenses after fee waiver to 0.07% of average daily net assets. For the iShares 25+ Year Treasury STRIPS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through September 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.07% of average daily net assets.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
0-3 Month Treasury Bond	$461,418
25+ Year Treasury STRIPS Bond	5,669

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares 0-3 Month Treasury Bond ETF, BFA had elected to implement a voluntary fee waiver at an annual rate of 0.04% of average net assets. The voluntary waiver was discontinued on September 30, 2020.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
0-3 Month Treasury Bond	$96,167

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements   (continued)

iShares ETF	Fees Paid to BTC
0-3 Month Treasury Bond	$319
1-3 Year Treasury Bond	53,499
3-7 Year Treasury Bond	25,644
7-10 Year Treasury Bond	320,373
10-20 Year Treasury Bond	33,636
20+ Year Treasury Bond	22,108
Short Treasury Bond	896,671

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
0-3 Month Treasury Bond	$833,488,934	$50,062,794	$35,758
1-3 Year Treasury Bond	4,834,513,305	10,284,085,647	102,297,475
3-7 Year Treasury Bond	2,749,339,395	4,351,378,738	96,818,294
7-10 Year Treasury Bond	674,445,114	2,205,159,530	101,173,094
10-20 Year Treasury Bond	2,123,637,130	2,109,424,275	(15,724,778)
20+ Year Treasury Bond	2,052,513,542	2,517,250,483	(82,689,249)
Short Treasury Bond	13,298,105,164	1,088,138,079	562,094

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales

0-3 Month Treasury Bond	$36,533,080	$29,617,383
1-3 Year Treasury Bond	16,950,037,932	16,402,245,832
3-7 Year Treasury Bond	5,769,954,103	5,573,221,240
7-10 Year Treasury Bond	14,576,263,178	14,377,365,505
10-20 Year Treasury Bond	2,747,411,364	2,755,291,836
20+ Year Treasury Bond	12,149,646,218	12,064,818,502
25+ Year Treasury STRIPS Bond	6,149,090	5,018,397
Short Treasury Bond	7,405,097,601	4,486,429,390

For the year ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-3 Month Treasury Bond	$—	$5,767,235
1-3 Year Treasury Bond	12,560,513,749	10,605,959,350
3-7 Year Treasury Bond	4,961,747,617	3,727,172,419
7-10 Year Treasury Bond	15,040,208,469	22,207,397,131
10-20 Year Treasury Bond	1,100,642,848	891,660,108
20+ Year Treasury Bond	22,057,373,852	26,969,475,585
25+ Year Treasury STRIPS Bond	30,975,149	—
Short Treasury Bond	8,750,019,282	12,542,099,544

54	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

0-3 Month Treasury Bond	$7,225	$(7,225)
1-3 Year Treasury Bond	253,561,748	(253,561,748)
3-7 Year Treasury Bond	251,541,662	(251,541,662)
7-10 Year Treasury Bond	1,349,126,228	(1,349,126,228)
10-20 Year Treasury Bond	77,692,179	(77,692,179)
20+ Year Treasury Bond	2,499,886,128	(2,499,886,128)
Short Treasury Bond	27,037,338	(27,037,338)

The tax character of distributions paid was as follows:

iShares ETF		Period Ended 02/28/21

0-3 Month Treasury Bond
Ordinary income		$422,929

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20

1-3 Year Treasury Bond
Ordinary income	$174,248,074	$386,921,438

3-7 Year Treasury Bond
Ordinary income	$117,043,885	$161,068,749

7-10 Year Treasury Bond
Ordinary income	$200,537,506	$332,123,820

10-20 Year Treasury Bond
Ordinary income	$23,809,663	$24,175,716
Long-term capital gains	11,266,469	—

	$35,076,132	$24,175,716

20+ Year Treasury Bond
Ordinary income	$270,834,183	$343,999,553

iShares ETF		Period Ended 02/28/21

25+ Year Treasury STRIPS Bond
Ordinary income		$82,145

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20

Short Treasury Bond
Ordinary income	$129,704,518	$459,945,617

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (continued)

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(a)	Qualified Late-Year Losses	(b)	Total

0-3 Month Treasury Bond	$42,180	$—	$(22,737)		$—		$19,443
1-3 Year Treasury Bond	10,419,436	—	73,467,842		—		83,887,278
3-7 Year Treasury Bond	6,303,286	(28,169,140)	70,967,267		—		49,101,413
7-10 Year Treasury Bond	5,992,692	(528,543)	(530,541,958)		—		(525,077,809)
10-20 Year Treasury Bond	1,252,365	—	(69,943,494)		(42,021,684)		(110,712,813)
20+ Year Treasury Bond	17,573,867	(258,917,225)	(1,855,931,747)		—		(2,097,275,105)
25+ Year Treasury STRIPS Bond	38,939	(251,423)	(3,236,084)		—		(3,448,568)
Short Treasury Bond	—	—	2,106,434		—		2,106,434

(a)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
(b)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended February 28, 2021, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized

1-3 Year Treasury Bond	$113,674,191
3-7 Year Treasury Bond	105,055,254
7-10 Year Treasury Bond	231,578,674
10-20 Year Treasury Bond	15,409,219

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-3 Month Treasury Bond	$722,171,461	$2,273	$(25,010)	$(22,737)
1-3 Year Treasury Bond	19,718,436,233	78,142,238	(4,674,396)	73,467,842
3-7 Year Treasury Bond	11,568,839,747	145,465,648	(74,498,381)	70,967,267
7-10 Year Treasury Bond	17,318,148,650	395,686	(530,937,644)	(530,541,958)
10-20 Year Treasury Bond	1,376,214,970	2,641,835	(72,585,329)	(69,943,494)
20+ Year Treasury Bond	16,963,595,918	22,521	(1,855,954,268)	(1,855,931,747)
25+ Year Treasury STRIPS Bond	32,100,007	798	(3,236,882)	(3,236,084)
Short Treasury Bond	15,480,995,721	2,161,601	(55,167)	2,106,434

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

56	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 02/28/21
iShares ETF	Shares	Amount

0-3 Month Treasury Bond
Shares sold	9,150,000	$915,110,554
Shares redeemed	(1,800,000)	(180,028,772)

Net increase	7,350,000	$735,081,782

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

1-3 Year Treasury Bond
Shares sold	149,100,000	$12,877,231,889	89,200,000	$7,533,621,702
Shares redeemed	(126,100,000)	(10,908,835,841)	(112,000,000)	(9,464,190,072)

Net increase (decrease)	23,000,000	$1,968,396,048	(22,800,000)	$(1,930,568,370)

3-7 Year Treasury Bond
Shares sold	38,000,000	$5,039,201,072	40,900,000	$5,170,680,147
Shares redeemed	(28,500,000)	(3,780,673,340)	(23,300,000)	(2,917,350,546)

Net increase	9,500,000	$1,258,527,732	17,600,000	$2,253,329,601

7-10 Year Treasury Bond
Shares sold	126,000,000	$15,185,341,954	188,100,000	$20,859,748,664
Shares redeemed	(186,300,000)	(22,457,204,759)	(131,900,000)	(14,498,059,413)

Net increase (decrease)	(60,300,000)	$(7,271,862,805)	56,200,000	$6,361,689,251

10-20 Year Treasury Bond
Shares sold	6,800,000	$1,117,273,663	4,100,000	$593,713,323
Shares redeemed	(5,600,000)	(906,662,378)	(4,200,000)	(604,348,992)

Net increase (decrease)	1,200,000	$210,611,285	(100,000)	$(10,635,669)

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

20+ Year Treasury Bond
Shares sold	138,100,000	$22,326,116,389	185,500,000	$25,175,924,407
Shares redeemed	(171,700,000)	(27,291,567,350)	(139,900,000)	(18,903,014,271)

Net increase (decrease)	(33,600,000)	$(4,965,450,961)	45,600,000	$6,272,910,136

	Period Ended 02/28/21
iShares ETF	Shares	Amount

25+ Year Treasury STRIPS Bond
Shares sold	1,400,000	$32,302,025

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

Short Treasury Bond
Shares sold	87,950,000	$9,747,856,349	93,700,000	$10,351,802,878
Shares redeemed	(124,630,000)	(13,796,981,330)	(83,600,000)	(9,241,519,691)

Net increase (decrease)	(36,680,000)	$(4,049,124,981)	10,100,000	$1,110,283,187

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF,

iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF,

iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF,

iShares 25+ Year Treasury STRIPS Bond ETF and iShares Short Treasury Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF and iShares Short Treasury Bond ETF (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, and iShares Short Treasury Bond ETF: statements of operations for the year ended February 28, 2021 and statements of changes in net assets for each of the two years in the period ended February 28, 2021.

iShares 0-3 Month Treasury Bond ETF: statements of operations and changes in net assets for the period May 26, 2020 (commencement of operations) to February 28, 2021.
iShares 25+ Year Treasury STRIPS Bond ETF: statements of operations and changes in net assets for the period September 22, 2020 (commencement of operations) to February 28, 2021.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	59

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends

0-3 Month Treasury Bond	$419,358
1-3 Year Treasury Bond	152,284,433
3-7 Year Treasury Bond	111,134,233
7-10 Year Treasury Bond	182,386,342
10-20 Year Treasury Bond	16,217,754
20+ Year Treasury Bond	256,678,311
25+ Year Treasury STRIPS Bond	121,084
Short Treasury Bond	74,665,919

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

0-3 Month Treasury Bond	$419,148
1-3 Year Treasury Bond	151,983,029
3-7 Year Treasury Bond	111,192,902
7-10 Year Treasury Bond	177,765,025
10-20 Year Treasury Bond	16,304,929
20+ Year Treasury Bond	257,779,339
25+ Year Treasury STRIPS Bond	121,084
Short Treasury Bond	66,251,371

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest

0-3 Month Treasury Bond	$408,618
1-3 Year Treasury Bond	151,756,848
3-7 Year Treasury Bond	110,933,374
7-10 Year Treasury Bond	177,676,181
10-20 Year Treasury Bond	15,500,496
20+ Year Treasury Bond	256,108,654
25+ Year Treasury STRIPS Bond	121,082
Short Treasury Bond	65,686,960

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 28, 2021:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends

0-3 Month Treasury Bond	$3,571	$—
10-20 Year Treasury Bond	7,258,761	11,738,240
Short Treasury Bond	26,952,345	—

60	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 16-17, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	61

Board Review and Approval of Investment Advisory Contract  (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

62	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF and iShares Short Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	63

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
0-3 Month Treasury Bond(a)	$0.049852	$—	$0.000425	$0.050277	99%	—%	1%		100%
1-3 Year Treasury Bond(a)	0.702009	—	0.005198	0.707207	99	—	1		100
3-7 Year Treasury Bond(a)	1.375769	—	0.002008	1.377777	100	—	0	(b)	100
7-10 Year Treasury Bond(a)	1.207630	—	0.009851	1.217481	99	—	1		100
10-20 Year Treasury Bond	2.107186	2.013613	—	4.120799	51	49	—		100
20+ Year Treasury Bond	2.299587	—	—	2.299587	100	—	—		100
25+ Year Treasury STRIPS Bond(a)	0.119430	—	0.001693	0.121123	99	—	1		100
Short Treasury Bond(a)	0.503140	0.155396	0.000253	0.658789	76	24	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares 7-10 Year Treasury Bond ETF and the iShares 20+ Year Treasury Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

64	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited) (continued)

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2020 is USD 1.15 million. This figure is comprised of fixed remuneration of USD 537.13 thousand and variable remuneration of USD 616.33 thousand. There were a total of 490 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2020, to its senior management was USD 187.9 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 15.17 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2020 is USD 1.47 million. This figure is comprised of fixed remuneration of USD 685.87 thousand and variable remuneration of USD 787 thousand. There were a total of 490 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2020, to its senior management was USD 239.93 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 19.37 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	65

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (64)	Trustee (since 2009).

President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).

Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).

Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).

Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).

Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).

Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).

Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

66	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).

Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).

Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).

Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	67

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

68	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	69

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-201-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares California Muni Bond ETF | CMF | NYSE Arca
•	iShares National Muni Bond ETF | MUB | NYSE Arca
•	iShares New York Muni Bond ETF | NYF | NYSE Arca
•	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

Market Overview

iShares Trust

Municipal Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 28, 2021 (“reporting period”). The S&P National AMT-Free Municipal Bond Index returned 0.81% for the reporting period, trailing the 1.38% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional large round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

Municipal bonds advanced solidly through the latter part of the reporting period after declining during the onset of the pandemic. As U.S. Treasury yields hovered near all-time lows through 2020, municipal bonds offered attractive relative yields and were backed by steady fundamentals such as rising property tax incomes and limited defaults. Government aid also bolstered finances, as fiscal stimulus efforts included U.S. $150 billion in direct aid for states, counties and municipalities, and the Fed provided emergency lending to distressed issuers. Heavy investor demand supported a record level of issuance in 2020. Approximately 44% of the $451 billion worth of new issues was dedicated to advanced refunding (issuing new bonds at a lower interest rate to refinance existing bonds). Such bonds must be issued as taxable municipal bonds with higher interest rates, but in the ultra-low interest rate environment, states found taxable rates more advantageous than existing tax-exempt rates.

Through the first two months of 2021, municipal bond yields largely diverged from rising rates on U.S. Treasuries, declining amid continued strong demand, a reduction in issuance, and expectations for further structural advantages, such as potentially higher federal tax rates. Optimism around a robust economic recovery and the possibility of a federal infrastructure package further supported higher municipal bond valuations.

4	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2021	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.06%	2.86%	4.45%	0.06%	15.14%	54.63%
Fund Market	0.45	2.87	4.72	0.45	15.19	58.66
Index	0.61	3.15	4.68	0.61	16.76	57.99

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$997.60	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

FUND SUMMARY	5

Fund Summary as of February 28, 2021 (continued)	iShares® California Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments(a)
AAA	13.9%
AA+	12.5
AA	14.4
AA-	40.8
A+	5.0
A	1.8
A-	2.2
BBB+	0.3
Not Rated	9.1

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/54	0.6%
San Joaquin Hills Transportation Corridor Agency RB, Series A, 5.00%, 01/15/44	0.5
Los Angeles Department of Water RB, Series B, 5.00%, 07/01/30	0.5
State of California GO, 5.00%, 08/01/28	0.5
State of California GO, 4.00%, 03/01/36	0.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2021	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.55%	3.03%	4.02%	0.55%	16.10%	48.29%
Fund Market	1.12	3.07	4.03	1.12	16.31	48.48
Index	0.81	3.29	4.27	0.81	17.54	51.90

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,004.40	$0.35	$1,000.00	$1,024.40	$ 0.35	0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

FUND SUMMARY	7

Fund Summary as of February 28, 2021 (continued)	iShares® National Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments (a)
AAA	20.6%
AA+	18.4
AA	15.6
AA-	14.1
A+	8.1
A	4.7
A-	2.3
BBB+	3.0
BBB	3.3
BBB-	1.4
Not Rated	8.5

TEN LARGEST STATES

State	Percent of Total Investments (a)
New York	23.7%
California	20.3
Texas	9.1
New Jersey	5.4
Massachusetts	5.4
Illinois	3.0
Pennsylvania	2.8
Washington	2.6
Florida	2.5
Maryland	2.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2021	iShares® New York Muni Bond ETF

Investment Objective

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.34%	2.72%	3.95%	0.34%	14.37%	47.37%
Fund Market	0.88	2.77	3.69	0.88	14.62	43.68
Index	0.45	2.92	4.16	0.45	15.48	50.38

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,007.60	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

FUND SUMMARY	9

Fund Summary as of February 28, 2021 (continued)	iShares® New York Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments(a)
AAA	22.9%
AA+	24.4
AA	14.4
AA-	5.6
A+	7.6
A	5.4
A-	1.6
BBB+	7.4
Not Rated	10.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
New York State Dormitory Authority RB, Series D, 4.00%, 02/15/47	0.9%
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	0.8
Town of Brookhaven NY GOL, 4.00%, 07/15/26	0.8
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/28	0.8
New York State Thruway Authority RB, Series A, 5.25%, 01/01/56	0.7

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2021	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.19%	1.36%	1.29%	1.19%	6.98%	13.62%
Fund Market	1.45	1.41	1.35	1.45	7.23	14.37
Index	1.37	1.60	1.56	1.37	8.26	16.69

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,000.70	$0.35	$1,000.00	$1,024.40	$0.35	0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

FUND SUMMARY	11

Fund Summary as of February 28, 2021 (continued)	iShares® Short-Term National Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments(a)
AAA	28.0%
AA+	21.3
AA	14.8
AA-	10.6
A+	6.7
A	3.5
A-	0.6
BBB+	2.1
BBB	2.4
BBB-	2.0
Not Rated	8.0

TEN LARGEST STATES

State	Percent of Total Investments(a)
New York	16.7%
California	13.7
Texas	8.3
Massachusetts	6.1
Maryland	4.8
New Jersey	4.3
North Carolina	4.2
Virginia	3.8
Pennsylvania	3.5
Washington	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	13

Schedule of Investments February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.4%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$225,624
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	5,230	870,481
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	331,578
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	285,641
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,349,760
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,343,920
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	711,948
Alameda County Transportation Commission RB, 4.00%, 03/01/22	615	638,708
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,076,909
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,378,075
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (PR 10/01/21)	500	513,890
5.00%, 10/01/41 (PR 10/01/21)	1,000	1,027,781
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	229,408
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,731,315
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	586,215
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,393,020
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,305,080
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,447,991
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,960,915
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,905,947
5.00%, 04/01/28	400	507,076
VRDN,2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,955	2,024,539
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,256,832
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)(c)	750	821,550
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)(c)	750	807,165
Series C, VRDN,2.10%, 04/01/45 (Put 10/01/21)(b)(c)	1,050	1,061,571
Series E, VRDN,2.00%, 04/01/34 (Put 03/29/21)(b)(c)	1,000	1,001,350
Series F-1, 5.00%, 04/01/21	205	205,806
Series F-1, 5.00%, 04/01/27 (PR 04/01/22)	1,000	1,052,900
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,200	1,263,480
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,350	1,421,415
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	9,315,531
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,643,653
Series F-2, 4.00%, 04/01/21	925	927,886
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	549,915
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	599,407
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,224,192
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	276,255
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,105,020
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,298,154
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	620	638,557
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,415,280
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,471,068
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,132,395
5.00%, 10/01/49 (Call 04/01/26)	250	291,640
5.25%, 04/01/40	175	255,890
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,330,672
Series T-1, 5.00%, 03/15/39	700	990,003
Series U-3, 5.00%, 06/01/43	2,360	3,412,796

Security	Par (000)	Value

California (continued)
Series U-5, 5.00%, 05/01/21	$5,145	$5,186,109
Series U-6, 5.00%, 05/01/45	4,010	5,847,743
Series U-7, 5.00%, 06/01/46	2,650	3,892,876
Series V-1, 5.00%, 05/01/29	500	659,405
Series V-1, 5.00%, 05/01/49	3,500	5,242,440
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	4,455	4,580,587
5.00%, 10/01/22	1,500	1,614,555
5.00%, 10/01/23	200	224,208
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,951,277
5.00%, 10/01/28 (Call 04/01/28)	500	641,740
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,203,430
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,459,380
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,811,344
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	592,855
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	277,888
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	357,762
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	1,026,983
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,741,297
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	940,555
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	868,350
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,263,450
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	599,720
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	657,489
California State Public Works Board RB
5.00%, 06/01/26 (Call 06/01/22)	605	641,004
Series A, 5.00%, 04/01/21	500	501,965
Series A, 5.00%, 09/01/22	455	487,705
Series A, 5.00%, 04/01/23 (Call 04/01/22)	1,000	1,051,590
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,350	1,419,647
Series A, 5.00%, 04/01/26 (Call 04/01/22)	1,450	1,524,806
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,558,305
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,075	1,240,066
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,458,760
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,540,248
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,577,385
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	425,169
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,149,040
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	534,771
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,147,170
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,048,690
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	755,277
Series A, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,712,480
Series B, 5.00%, 10/01/21	1,000	1,028,010
Series B, 5.00%, 10/01/25	1,000	1,198,340
Series B, 5.00%, 10/01/27	340	428,930
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,291,240
Series C, 5.00%, 11/01/21	425	438,613
Series C, 5.00%, 11/01/24	1,100	1,279,399
Series C, 5.00%, 11/01/27	850	1,074,332
Series C, 5.00%, 11/01/29	1,500	1,969,230
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,912,711
Series D, 5.00%, 06/01/25	350	414,971
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	374,697
Series D, 5.00%, 12/01/27 (Call 06/01/22)	975	1,009,847
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,035,740
Series E, 5.00%, 09/01/21	510	522,240
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	985,914

14	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/22	$940	$992,537
Series F, 5.00%, 05/01/23	795	875,120
Series F, 5.00%, 05/01/25	300	354,723
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	1,096,693
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	412,419
Series G, 5.00%, 11/01/23 (Call 11/01/22)	250	269,840
Series G, 5.00%, 11/01/26 (Call 11/01/22)	270	291,427
Series G, 5.00%, 11/01/27 (Call 11/01/22)	670	723,171
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,122,534
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	518,255
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,350	1,450,076
Series I, 5.00%, 11/01/24 (Call 11/01/23)	1,275	1,428,153
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,950	2,184,234
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,529,189
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	1,080,566
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,826,662
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	180	191,605
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	761,649
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,781,098
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	565,350
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	222,692
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,047,873
Series A, 5.00%, 11/01/22	3,145	3,399,493
Series A, 5.00%, 11/01/23	665	748,664
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,575	1,772,694
Series A, 5.00%, 11/01/24 (PR 11/01/21)	750	774,264
Series A, 5.00%, 11/01/26 (Call 11/01/24)	400	466,348
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	465,712
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,245	1,515,638
Series A, 5.00%, 11/01/27 (PR 11/01/22)	2,015	2,178,396
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	232,064
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,015	1,225,897
Series A, 5.00%, 11/01/30 (Call 11/01/24)	505	584,967
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	643,458
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,980,775
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	616,365
Series A, 5.00%, 11/01/32 (Call 11/01/24)	2,000	2,308,820
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,791,233
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,500	1,728,660
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	593,630
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,290,797
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	548,442
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	589,484
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,780	2,158,339
Series A, 5.00%, 11/01/37 (PR 11/01/21)	2,785	2,874,398
Series A, 5.00%, 11/01/37 (PR 11/01/22)	325	351,354
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,330	1,566,381
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	572,900
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,931,246
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	768,814
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,953,461
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,245,640
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,474,573
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	893,517
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,523,938
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,050	5,011,956
Series B-2, VRDN,4.00%, 11/01/49 (Put 05/01/21)(b)(c)	200	201,134
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,245	3,492,593
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,000	3,513,990

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	$250	$283,963
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,257,980
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	329,592
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	267,680
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,163,693
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	262,878
Series D, 0.00%, 08/01/26(a)	545	513,134
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,146,670
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,142,850
5.00%, 08/01/24 (Call 08/01/23)	115	127,901
Series 2016, 5.00%, 08/01/27 (Call 08/01/23)	500	554,555
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,500	1,662,900
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	2,800	3,099,796
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,459,996
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,123,560
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,205,360
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	540,355
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,120	3,587,033
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	150	166,173
Series R1, 5.00%, 06/15/25	1,250	1,487,988
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	608,900
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,919,430
Series R-1, 5.00%, 06/15/21	400	405,580
Series R-1, 5.00%, 06/15/22	1,660	1,763,617
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,409,260
Series C, 4.00%, 07/15/21	430	436,097
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,734,630
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	559,720
Series A, 5.00%, 06/01/21	390	394,672
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,684,367
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,564,179
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,234,830
Series B, 5.00%, 06/01/22	250	265,135
Series B, 5.00%, 06/01/23	735	812,454
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	1,006,782
Series B, 5.00%, 06/01/27	250	315,570
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	179,831
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,156,250
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	528,655
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,052,396
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,227,010
Series A, 5.00%, 05/15/26	1,000	1,225,020
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,000	1,301,390
Series A, 5.00%, 05/15/39 (Call 11/15/29)	3,430	4,342,414
Series B, 4.00%, 05/15/40 (Call 05/15/30)	1,000	1,174,650
Series B, 5.00%, 05/15/25	1,000	1,187,580
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,317,680
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	525,415

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 05/15/35 (Call 05/15/31)	$2,100	$2,766,666
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,401,580
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	573,219
Series C, 5.00%, 05/15/25	500	593,330
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,014,302
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,832,505
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,270,480
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	583,160
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,179,980
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,663,791
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,025	1,183,127
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,828,525
5.00%, 11/01/21	500	516,220
5.00%, 11/01/22	1,500	1,621,110
5.00%, 11/01/24	1,945	2,266,081
5.00%, 11/01/25 (Call 05/01/25)	1,200	1,421,616
5.00%, 11/01/27 (Call 11/01/26)	1,925	2,379,492
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,729,695
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,386,029
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,171,590
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,065,730
5.00%, 11/01/36 (Call 05/01/25)	800	931,904
Series A, 4.00%, 11/01/39 (PR 05/01/22)	415	433,820
Series A, 4.00%, 11/01/41 (PR 05/01/22)	740	773,559
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	516,220
Series A, 5.00%, 11/01/32 (PR 05/01/22)	1,525	1,611,895
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,240,865
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,056,980
Series A, 5.00%, 11/01/37 (PR 11/01/21)	1,000	1,032,440
Series A, 5.00%, 11/01/37 (PR 05/01/22)	780	824,444
Series A, 5.00%, 11/01/41 (PR 11/01/21)	700	722,708
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,105	1,167,963
Series A, 5.00%, 11/01/50 (Call 11/01/30)	3,500	4,469,360
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	4,280,010
Series C, 4.00%, 11/01/50 (Call 11/01/30)	750	867,930
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,247,130
City of San Jose CA GO
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	3,284,542
Series C, 5.00%, 09/01/28	335	436,790
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	1,084,830
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	276,385
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	330,325
4.00%, 08/01/32 (Call 08/01/25)	2,500	2,884,825
5.00%, 08/01/29 (Call 08/01/25)	515	616,924
5.00%, 08/01/31 (Call 08/01/25)	2,185	2,617,433
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,636,815
Series A, 5.00%, 08/01/24 (Call 08/01/23)	565	629,693
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	2,074,402
Series B, 0.00%, 08/01/27 (AGM)(a)	320	297,603
Series B, 0.00%, 08/01/28(a)	150	136,118
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	566,210
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	520,490

Security	Par (000)	Value

California (continued)
Series F, 3.00%, 08/01/39 (Call 02/01/29)	$2,460	$2,630,847
Contra Costa Community College District GO
5.00%, 08/01/38 (PR 08/01/23)	3,475	3,875,563
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,374,450
Series B2, 4.00%, 08/01/21	225	228,611
Series B2, 4.00%, 08/01/22	1,425	1,502,663
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	1,000	1,012,890
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,176,490
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,212,980
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	932,280
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	259,515
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	869,738
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	71,771
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	184,664
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	570,090
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,182,540
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,128,010
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	850	977,577
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,000	1,187,020
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	355,134
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	587,290
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,307,931
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,209,860
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	937,605
Series B, 5.00%, 06/01/21	1,055	1,067,723
Series B, 5.00%, 06/01/22	165	174,989
Series B, 5.00%, 06/01/23	1,435	1,587,928
Series B, 5.00%, 06/01/25	325	387,140
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,150	2,702,829
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,242,710
Series C, 4.00%, 06/01/45 (Call 06/01/25)	2,410	2,648,494
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	1,310	1,581,943
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,500	1,977,045
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,197,830
El Camino Community College District Foundation (The) GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	554,210
Series C, 0.00%, 08/01/32(a)	700	565,712
Series C, 0.00%, 08/01/34(a)	2,050	1,561,034
El Camino Community College District Foundation GO, Series C, 0.00%, 08/01/33(a)	125	98,071
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	284,873
Elk Grove Unified School District GO, 4.00%, 08/01/46
(Call 08/01/26)	2,000	2,252,380
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	128,030
Series C, 0.00%, 08/01/46(a)	985	452,095
Series C, 0.00%, 08/01/51(a)	1,155	469,519
Foothill-De Anza Community College District GO 4.00%, 08/01/40 (Call 08/01/26)	3,960	4,455,673
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	377,485

16	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 08/01/40 (PR 08/01/21)	$2,020	$2,060,865
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	555,030
0.00%, 01/15/34 (AGM)(a)	3,500	2,571,380
0.00%, 01/15/35 (AGM)(a)	300	213,201
Series A, 0.00%, 01/01/23 (ETM)(a)	225	223,441
Series A, 0.00%, 01/15/23 (AGM)(a)	500	492,190
Series A, 0.00%, 01/01/25 (ETM)(a)	880	856,759
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,117,689
Series A, 0.00%, 01/01/28 (ETM)(a)	440	405,746
Series A, 0.00%, 01/01/29 (ETM)(a)	500	450,350
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	282,166
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	1,022,855
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,985,910
Series A, 4.00%, 01/15/46 (Call 01/15/31)	500	568,470
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,250,110
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,839,819
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,349,743
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,323,684
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,130,804
Series A, 4.00%, 08/01/46 (Call 08/01/27)	5,405	6,174,996
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,215,820
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 02/01/22)(a)	500	126,085
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	384,447
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	97,844
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,140,000
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,108,380
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,134,960
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	594,190
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,223,070
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	220,595
Series B, 5.00%, 08/01/39 (PR 08/01/22)	2,085	2,229,303
Series C, 4.00%, 08/01/22	865	912,143
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	457,120
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	341,718
Long Beach Unified School District GO
Series B, 3.00%, 08/01/48 (Call 08/01/29)	650	681,577
Series B, 3.00%, 08/01/50 (Call 08/01/29)	3,345	3,498,402
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	575,250
Series B, 5.00%, 08/01/22	2,000	2,137,240
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,165,378
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	100,962
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,236,928
Series A, 5.00%, 08/01/21	1,850	1,887,037
Series A, 5.00%, 08/01/23	735	818,400
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,095	1,268,448
Series A, 5.00%, 08/01/28 (PR 08/01/24)	350	405,440
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	5,218,592

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 08/01/30 (PR 08/01/24)	$4,755	$5,508,192
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	608,160
Series B-1, 5.00%, 08/01/21	5,865	5,982,417
Series C, 5.00%, 08/01/21	200	204,004
Series C, 5.00%, 08/01/22	745	795,682
Series C, 5.00%, 08/01/25	260	310,929
Series C, 5.00%, 06/01/26	2,395	2,943,287
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	899,785
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,151,340
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,650,488
Series K, 4.00%, 08/01/38 (Call 08/01/26)	460	524,993
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	569,715
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,234,800
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 06/01/37 (Call 06/01/30)	1,250	1,498,238
5.00%, 06/01/30	1,500	2,003,925
5.00%, 06/01/31 (Call 06/01/30)	2,000	2,661,940
5.00%, 06/01/32 (Call 06/01/30)	2,500	3,315,025
5.00%, 06/01/33 (Call 06/01/30)	3,000	3,959,700
5.00%, 06/01/34 (Call 06/01/27)	1,000	1,233,740
5.00%, 06/01/36 (Call 06/01/30)	2,750	3,590,592
Series A, 5.00%, 06/01/21	550	556,633
Series A, 5.00%, 07/01/21	560	569,027
Series A, 5.00%, 07/01/23	770	855,493
Series A, 5.00%, 06/01/24	400	460,316
Series A, 5.00%, 07/01/24	1,945	2,245,016
Series A, 5.00%, 06/01/25	1,000	1,188,410
Series A, 5.00%, 07/01/28 (Call 07/01/27)	175	220,105
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,006,558
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	326,512
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,227,120
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,702,847
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,533,343
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,655,805
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,916,504
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,471,860
Series E, 5.00%, 06/01/24	1,000	1,148,680
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	176,409
5.00%, 08/01/42 (Call 08/01/22)	500	532,310
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	573,515
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,099,167
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	622,376
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,251,740
Los Angeles County Sanitation Districts Financing Authority RB
5.00%, 10/01/34 (Call 10/01/25)	500	592,940
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	926,696
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	402,068
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	993,236
Series B, 5.00%, 07/01/23	150	166,431
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	1,056,306
Series C, 5.00%, 07/01/23	100	110,954
Los Angeles Department of Water & Power RB
Series A, 5.00%, 07/01/27	2,445	3,084,025
Series A, 5.00%, 07/01/29	1,500	1,977,540

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/39 (Call 07/01/30)	$2,350	$2,988,001
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,500	3,170,675
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,294,890
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,865	6,147,511
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,849,785
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/21	900	914,508
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,210	1,229,421
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,080
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	949,655
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,505,495
Series A, 5.00%, 07/01/28 (Call 01/01/28)	855	1,088,381
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,163,740
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	724,506
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	611,885
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	828,523
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,848,753
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,161,040
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,184,180
Series B, 5.00%, 01/01/22 (Call 12/01/21)	2,740	2,839,626
Series B, 5.00%, 07/01/23	1,500	1,664,310
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	225,656
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,000	1,109,540
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,778,766
Series B, 5.00%, 07/01/26 (Call 06/01/26)	500	613,595
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,107,810
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	647,636
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	553,410
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,236,587
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,602,722
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,870,788
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,049,519
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,010	1,162,884
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,301,300
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,199,160
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,849,785
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,770,208
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,212,487
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	566,780
Series E, 5.00%, 07/01/23	585	649,081
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	566,780
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,565,224
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,394,520
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,326,475
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,380,900
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,817,900
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,202,030
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,260,540
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,320	2,577,010
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	576,836
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	648,794
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,864,480
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	553,285
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,124,851
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	2,968,176
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	290,895
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	3,226,675

Security	Par (000)	Value

California (continued)
Los Angeles Unified School District/CA GO
4.00%, 07/01/40 (Call 07/01/30)	$1,200	$1,409,436
Series 2008-A, 5.00%, 07/01/25 (Call 07/01/21)	500	507,960
Series A, 5.00%, 07/01/21	1,000	1,016,090
Series A, 5.00%, 07/01/22	2,300	2,447,890
Series A, 5.00%, 07/01/23	3,160	3,503,018
Series A, 5.00%, 07/01/24	1,620	1,866,386
Series A, 5.00%, 07/01/25	4,045	4,820,305
Series A, 5.00%, 07/01/26	4,075	5,005,608
Series A, 5.00%, 07/01/26 (Call 07/01/21)	2,500	2,539,700
Series A, 5.00%, 07/01/27	3,500	4,409,825
Series A, 5.00%, 07/01/28	2,750	3,538,095
Series A, 5.00%, 07/01/28 (Call 07/01/21)	2,375	2,412,572
Series A, 5.00%, 07/01/29	1,850	2,428,606
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,186,000
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	507,890
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,015,780
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,661,920
Series A-2, 5.00%, 07/01/21	1,530	1,554,618
Series B, 5.00%, 07/01/21	400	406,436
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,216,650
Series B-1, 4.00%, 07/01/24	740	828,082
Series B-1, 5.00%, 07/01/21	480	487,723
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	625,955
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	623,405
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,474,880
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,223,770
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,451,440
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,500	1,851,435
Series C, 4.00%, 07/01/40 (Call 07/01/30)	1,750	2,055,427
Series C, 5.00%, 07/01/21	500	508,045
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,152,810
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	523,873
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	2,069,874
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	859,223
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	4,156,530
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	2,500	2,954,800
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	6,225	7,222,992
Series RYQ, 5.00%, 07/01/28	1,000	1,286,580
Marin Community College District GO, Series B, 4.00%, 08/01/40 (Call 02/01/27)	2,400	2,735,616
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	38,213
Series B, 0.00%, 08/01/51 (AGM)(a)	250	91,005
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	450,086
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	167,640
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	395	418,226
Series A, 2.50%, 07/01/26	230	249,789
Series A, 5.00%, 07/01/22	2,980	3,171,614
Series A, 5.00%, 07/01/24	1,000	1,152,810
Series A, 5.00%, 07/01/26	1,000	1,230,730
Series A, 5.00%, 07/01/27	790	999,263
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	594,180
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,787,142
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,201,860
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,000	1,295,090
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,000	2,563,120

18	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/40 (Call 07/01/25)	$250	$291,600
Series A, 5.00%, 10/01/45 (Call 10/01/29)	1,085	1,382,019
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	5,787,008
Series B, 5.00%, 08/01/21 (Call 07/01/21)	1,830	1,859,371
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	532,150
Series B, 5.00%, 08/01/23 (Call 07/01/23)	650	721,526
Series B, 5.00%, 08/01/24 (Call 07/01/24)	865	997,181
Series C, 5.00%, 10/01/27	975	1,243,622
Series C, 5.00%, 07/01/38 (Call 07/01/30)	3,000	3,930,420
Series E, 5.00%, 07/01/23	200	222,206
Series G, 5.00%, 07/01/28 (Call 07/01/22)	720	766,044
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	435,820
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,126,900
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,167,060
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,430,451
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,017,697
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	280,520
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,377,720
Series B, 5.00%, 11/01/24	275	318,978
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,638,043
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	610,280
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,283,154
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	1,040,918
0.00%, 08/01/34(a)	750	580,283
0.00%, 08/01/36(a)	1,915	1,393,450
0.00%, 08/01/38(a)	500	341,610
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	448,210
0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	166,040
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,353,580
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	4,000	4,609,160
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,385,525
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,000	1,175,910
5.00%, 02/15/30 (Call 02/15/29)	500	645,595
5.00%, 02/15/41 (Call 02/15/29)	500	622,245
Orange County Sanitation District COP, Series A, 5.00%, 08/15/21 (Call 08/01/21)	350	357,021
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	6,300	6,501,537
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,428,077
Series C, 5.00%, 08/15/25	175	210,058
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,818,474
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	274,365
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,203,697
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	305,225
Series D, 0.00%, 08/01/42(a)	200	113,236
Series D, 0.00%, 08/01/46(a)	1,300	608,140
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,000	2,439,920

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 08/01/44 (Call 08/01/24)	$1,100	$1,227,160
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,126,480
Poway Unified School District GO
0.00%, 08/01/33(a)	250	194,700
0.00%, 08/01/35(a)	500	366,155
0.00%, 08/01/36(a)	1,000	707,950
0.00%, 08/01/38(a)	755	500,089
0.00%, 08/01/46(a)	3,450	1,581,239
Series A, 0.00%, 08/01/31(a)	760	628,132
Series A, 0.00%, 08/01/32(a)	380	305,022
Series B, 0.00%, 08/01/34(a)	500	377,720
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	5,421,840
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (Call 11/01/25)	500	589,290
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	495,809
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,450	1,614,097
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,089,420
Series B, 0.00%, 06/01/41(a)	2,500	1,326,650
Series B, 5.00%, 06/01/24	685	785,647
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	349,070
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,230,790
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,227,880
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,225,220
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,146,780
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,184,560
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	843,915
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/28	1,000	1,298,060
5.00%, 12/01/33 (Call 12/01/31)	270	366,701
Series A, 5.00%, 12/01/27	750	954,195
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	3,259,015
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,121,070
Series A, 5.00%, 12/01/50 (Call 12/01/30)	390	496,852
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,409,659
Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	3,245	3,562,556
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)(c)	1,000	1,180,550
Series D, 5.00%, 08/15/22	325	347,867
Series E, 5.00%, 08/15/21	500	511,020
Series E, 5.00%, 08/15/24	500	578,705
Series F, 5.00%, 08/15/23	1,000	1,115,170
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,312,820
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,272,690
Series H, 4.00%, 08/15/40 (Call 08/15/30)	475	564,091
Series H, 4.00%, 08/15/45 (Call 08/15/30)	1,000	1,169,190
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,000	3,805,680
Series K, 5.25%, 07/01/24 (AMBAC)	250	272,918
Series X, 5.00%, 08/15/21	150	153,306
Series X, 5.00%, 08/15/26 (Call 08/15/21)	2,500	2,554,750
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	178,743
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	61,300
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	572,460

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	$1,500	$1,686,915
5.00%, 11/15/26 (Call 11/15/25)	1,500	1,798,185
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,510,870
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	577,005
5.00%, 08/01/22	100	106,862
5.00%, 08/01/24	500	578,290
5.00%, 08/01/27 (Call 08/01/26)	500	617,440
5.00%, 08/01/28 (Call 08/01/26)	530	652,260
5.00%, 08/01/28 (PR 08/01/22)	770	823,292
5.00%, 08/01/30 (Call 08/01/26)	650	795,288
5.00%, 08/01/30 (PR 08/01/23)	250	278,818
5.00%, 08/01/31 (Call 08/01/26)	2,035	2,486,241
5.00%, 08/01/41 (Call 08/01/26)	500	601,455
5.00%, 08/01/41 (PR 08/01/21)	210	214,248
5.00%, 08/01/43 (PR 08/01/23)	6,895	7,689,787
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,875,135
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,469,940
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,195,150
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	277,195
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	487,580
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	484,712
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	3,560	3,571,107
Series A, 4.00%, 04/01/48 (Call 04/01/30)	4,275	4,933,692
Series A, 5.00%, 04/01/22	500	526,285
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,379,400
Series A, 5.00%, 04/01/42 (PR 04/01/22)	1,500	1,579,350
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,315,042
Series A, 5.00%, 04/01/48 (PR 04/01/22)	4,500	4,738,050
Series A, 5.00%, 04/01/48 (PR 04/01/24)	400	457,204
San Diego County Water Authority RB
5.00%, 05/01/25	1,250	1,483,125
5.00%, 05/01/31 (PR 11/01/22)	605	654,059
5.00%, 05/01/34 (PR 11/01/22)	500	540,545
Series A, 5.00%, 05/01/31 (Call 05/01/26)	320	388,112
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	603,330
Series B, 5.00%, 05/01/35 (Call 05/01/26)	2,000	2,404,340
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/22	650	687,869
5.00%, 05/15/23	985	1,088,011
Series A, 4.00%, 08/01/45 (Call 08/01/30)	2,130	2,517,149
Series A, 5.00%, 05/15/21	1,870	1,888,419
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	608,495
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	618,575
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,149,960
San Diego Public Facilities Financing Authority Sewer Revenue RB, Series A, 4.00%, 05/15/21	2,455	2,474,198
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,153,990
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,837,965
San Diego Unified School District/CA GO
Series A, 5.00%, 07/01/21	3,000	3,048,570
Series C, 0.00%, 07/01/30(a)	790	683,129
Series C, 0.00%, 07/01/35(a)	300	224,952

Security	Par (000)	Value

California (continued)
Series C, 0.00%, 07/01/36(a)	$1,240	$900,314
Series C, 0.00%, 07/01/38(a)	1,930	1,314,986
Series C, 0.00%, 07/01/39(a)	1,100	725,648
Series C, 0.00%, 07/01/42(a)	215	127,854
Series C, 0.00%, 07/01/45(a)	2,780	1,489,051
Series C, 0.00%, 07/01/46(a)	500	259,335
Series C, 0.00%, 07/01/47(a)	1,100	552,673
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	823,173
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,159,433
Series C, 5.00%, 07/01/35 (Call 07/01/23)	2,450	2,708,083
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	1,117,952
Series D-2, 5.00%, 07/01/22	1,000	1,065,000
Series E, 0.00%, 07/01/32(a)	690	564,489
Series E, 0.00%, 07/01/42(a)	1,340	1,205,745
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,757,227
Series E, 0.00%, 07/01/49(a)	4,000	1,885,200
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,575,790
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	444,780
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,282,520
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,218,820
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,314,020
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,150,020
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	2,000	2,087,080
Series R-1, 0.00%, 07/01/31(a)	1,795	1,509,721
Series R-2, 0.00%, 07/01/40(a)	800	898,496
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	489,065
Series R-3, 5.00%, 07/01/21	2,025	2,057,785
Series R-4, 5.00%, 07/01/24	325	375,131
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	213,736
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	576,195
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	272,803
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	219,662
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,149,410
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	3,040,811
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	3,864,095
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,169,990
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	2,146,895
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,201,880
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,541,352
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,247,136
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,157,880
Series A, 5.00%, 07/01/36 (PR 07/01/22)	500	532,220
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	944,234
Series A, 5.00%, 05/01/22	365	385,535
Series A, 5.00%, 05/01/26	1,000	1,222,500
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	271,280
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	3,106,167
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,774,920
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,168,977
Series C, 5.00%, 05/01/49 (Call 05/01/29)	500	609,905
Series D, 5.00%, 05/01/24	1,025	1,173,892
Series D, 5.00%, 05/01/24 (Call 05/01/21)	1,200	1,209,408
Series D, 5.00%, 05/01/24 (Call 05/03/21)	30	30,246
Series D, 5.00%, 05/01/25	250	296,283

20	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series E, 5.00%, 05/01/48 (Call 05/01/28)	$2,000	$2,391,740
San Francisco City & County Airport Comm-San Francisco International Airport RB, Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,703,560
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,147,010
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	992,285
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,150	2,241,568
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,223,680
Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(b)(c)	1,000	1,035,430
San Francisco County Transportation Authority RB, 4.00%, 02/01/26	1,400	1,628,900
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	828,904
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	500	559,200
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	500,000
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	240,000
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/22 (ETM)(a)	220	219,690
0.00%, 01/01/23 (ETM)(a)	450	447,701
0.00%, 01/01/26 (ETM)(a)	280	269,408
0.00%, 01/01/28 (ETM)(a)	750	691,613
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	366,532
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	845,888
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,892,320
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,150,425
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,817,825
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	1,010	1,116,232
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,562,990
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	334,032
San Juan Unified School District GO, Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,780,850
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	589,585
Series B, 0.00%, 08/01/38(a)	565	372,312
Series B, 0.00%, 08/01/47(a)	500	239,165
Series B, 0.00%, 08/01/51(a)	1,500	626,445
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	429,639
Series A, 5.00%, 09/01/45 (Call 09/01/25)	500	586,655
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	286,239
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,636,940
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	1,036,035
Series B, 5.00%, 09/01/45 (Call 09/01/28)	1,000	1,229,390
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	499,454
5.00%, 08/01/49 (Call 08/01/29)	880	1,102,508
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,447,638
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	496,615
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,793,476
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,593,909
Santa Barbara Secondary High School District GO,
Series A, 0.00%, 08/01/40(a)	555	320,451

Security	Par (000)	Value

California (continued)
Santa Clara Unified School District GO
4.00%, 07/01/48 (Call 07/01/26)	$4,500	$5,081,940
5.00%, 07/01/21	3,000	3,048,360
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,306,041
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,638,801
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,075	1,124,945
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	660,948
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	806,869
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,590	4,379,620
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,124,480
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,567,350
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,338,324
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,060	2,191,613
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,114,660
Southern California Public Power Authority RB
5.00%, 07/01/22	250	266,075
Series A, 4.00%, 07/01/21	725	734,244
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,520,200
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,122,510
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	758,856
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,090,100
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,160,230
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,248,400
Series C, 0.00%, 08/01/41(a)	650	377,949
Series C, 0.00%, 08/01/46(a)	1,000	450,520
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	578,250
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	2,305	2,323,463
Series O, 5.00%, 05/01/21	3,530	3,558,275
Series O, 5.00%, 05/01/22	4,505	4,761,695
State of California Department of Water Resources RB 5.00%, 12/01/24	1,265	1,480,037
Series AS, 5.00%, 12/01/21	785	813,660
Series AS, 5.00%, 12/01/22	1,695	1,838,702
Series AS, 5.00%, 12/01/22 (ETM)	10	10,831
Series AS, 5.00%, 12/01/23	250	282,143
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,280	2,666,642
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,230,900
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,738,718
Series AS, 5.00%, 12/01/29 (PR 12/01/24)	4,325	5,073,009
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,146,660
Series AW, 5.00%, 12/01/21	635	658,184
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,291,722
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	825	1,010,081
Series AX, 5.00%, 12/01/21	200	207,302
Series AX, 5.00%, 12/01/22	500	542,390
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	3,256,325
Series BB, 5.00%, 12/01/22	1,110	1,204,106
Series BB, 5.00%, 12/01/26	1,750	2,182,512
Series BB, 5.00%, 12/01/28	2,000	2,613,400
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,000	2,687,700

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California GO
3.00%, 12/01/22	$400	$419,884
3.00%, 10/01/32 (Call 04/01/23)	820	846,724
3.00%, 10/01/34 (Call 10/01/29)	1,865	2,062,876
3.00%, 10/01/35 (Call 10/01/29)	1,850	2,039,458
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,479,278
3.00%, 03/01/46 (Call 03/01/30)	1,000	1,054,700
3.00%, 03/01/50 (Call 03/01/30)	505	527,604
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,571,130
4.00%, 05/01/23	1,000	1,080,140
4.00%, 03/01/24	1,500	1,661,895
4.00%, 04/01/24	1,155	1,282,697
4.00%, 10/01/24	3,000	3,377,730
4.00%, 03/01/25	475	540,617
4.00%, 11/01/25	235	272,024
4.00%, 09/01/28 (Call 09/01/26)	250	292,295
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,105,392
4.00%, 09/01/34 (Call 09/01/26)	800	921,360
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,116,710
4.00%, 03/01/36 (Call 03/01/30)	7,000	8,310,820
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,292,740
4.00%, 10/01/36 (Call 10/01/29)	4,125	4,886,062
4.00%, 09/01/37 (Call 09/01/26)	3,505	4,008,949
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,339,480
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,178,990
4.00%, 11/01/38 (Call 11/01/30)	1,500	1,782,780
4.00%, 03/01/40 (Call 03/01/30)	2,195	2,574,142
4.00%, 10/01/44 (Call 10/01/29)	5,170	5,964,009
4.00%, 11/01/44 (Call 11/01/24)	975	1,073,543
4.00%, 03/01/45 (Call 03/01/25)	500	553,500
4.00%, 08/01/45 (Call 08/01/25)	250	279,390
4.00%, 03/01/46 (Call 03/01/30)	1,960	2,261,644
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,722,330
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,718,473
5.00%, 04/01/21	330	331,297
5.00%, 09/01/21	6,650	6,811,262
5.00%, 10/01/21	530	545,004
5.00%, 11/01/21	2,500	2,580,925
5.00%, 02/01/22	2,600	2,715,596
5.00%, 04/01/22	750	789,428
5.00%, 08/01/22	945	1,009,846
5.00%, 09/01/22	1,000	1,072,660
5.00%, 10/01/22	5,360	5,771,112
5.00%, 11/01/22	2,000	2,161,140
5.00%, 12/01/22	1,835	1,990,241
5.00%, 08/01/23	955	1,062,629
5.00%, 09/01/23	3,465	3,868,083
5.00%, 10/01/23	1,250	1,399,925
5.00%, 11/01/23	1,375	1,544,854
5.00%, 12/01/23	500	563,550
5.00%, 02/01/24 (Call 02/01/22)	370	386,276
5.00%, 03/01/24	150	170,657
5.00%, 08/01/24	750	866,048
5.00%, 09/01/24	1,030	1,192,812
5.00%, 10/01/24	2,030	2,357,622
5.00%, 11/01/24	1,910	2,224,539
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,558,806
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,088,880
5.00%, 03/01/25	250	294,415
5.00%, 04/01/25	2,700	3,188,565

Security	Par (000)	Value

California (continued)
5.00%, 08/01/25	$2,910	$3,474,394
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,843,990
5.00%, 10/01/25	1,550	1,860,527
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,287,422
5.00%, 11/01/25	1,100	1,323,861
5.00%, 11/01/25 (Call 11/01/23)	300	336,375
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,124,750
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,469,900
5.00%, 04/01/26	1,335	1,623,600
5.00%, 08/01/26	5,460	6,703,187
5.00%, 08/01/26 (Call 08/01/25)	1,775	2,114,983
5.00%, 10/01/26	2,000	2,466,640
5.00%, 10/01/26 (Call 10/01/24)	750	869,295
5.00%, 10/01/26 (Call 04/01/26)	2,195	2,667,057
5.00%, 02/01/27 (Call 02/01/23)	1,835	1,998,095
5.00%, 03/01/27 (Call 03/01/25)	1,105	1,298,441
5.00%, 04/01/27	1,000	1,249,570
5.00%, 08/01/27	1,640	2,065,760
5.00%, 08/01/27 (Call 08/01/25)	325	386,779
5.00%, 08/01/27 (Call 08/01/26)	500	612,950
5.00%, 09/01/27 (Call 09/01/21)	500	512,050
5.00%, 09/01/27 (Call 09/01/26)	3,490	4,288,198
5.00%, 10/01/27	2,265	2,864,047
5.00%, 10/01/27 (Call 04/01/23)	450	492,615
5.00%, 11/01/27	470	595,434
5.00%, 11/01/27 (Call 11/01/23)	700	784,084
5.00%, 04/01/28	2,000	2,557,320
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,189,130
5.00%, 08/01/28 (Call 08/01/26)	7,110	8,661,260
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,994,057
5.00%, 09/01/28 (Call 09/01/26)	2,190	2,673,683
5.00%, 10/01/28	750	969,503
5.00%, 11/01/28	1,000	1,294,920
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,058,445
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,088,270
5.00%, 04/01/29	4,375	5,700,975
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,253,050
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,171,116
5.00%, 10/01/29	1,500	1,972,215
5.00%, 10/01/29 (Call 04/01/23)	6,550	7,166,027
5.00%, 10/01/29 (Call 04/01/26)	750	902,138
5.00%, 11/01/29	1,550	2,040,838
5.00%, 11/01/29 (Call 11/01/27)	4,980	6,275,945
5.00%, 04/01/30	350	461,031
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,293,850
5.00%, 08/01/30 (Call 08/01/27)	610	762,531
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,276,150
5.00%, 09/01/30 (Call 09/01/21)	2,800	2,867,200
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,237,980
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,888,563
5.00%, 02/01/31 (Call 02/01/22)	500	521,665
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,516,060
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,308,380
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,535,910
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,432,140
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,262,366
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,327,499
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,253,120
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,282,820
5.00%, 11/01/31 (Call 11/01/30)	5,000	6,623,650

22	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 02/01/32 (Call 02/01/22)	$1,500	$1,564,005
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,253,525
5.00%, 04/01/32	4,000	5,441,480
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,275,580
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,642,810
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,153,660
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,295,260
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,042,110
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,172,520
5.00%, 03/01/33 (Call 03/01/30)	2,500	3,238,725
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,371,220
5.00%, 04/01/33 (Call 04/01/29)	840	1,070,647
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,438,870
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,816,534
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,819,620
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,579,489
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,670,744
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,766,426
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,274,860
5.00%, 03/01/35 (Call 03/01/30)	1,500	1,928,310
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,533,140
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,827,589
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,317,440
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,210,100
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,651,450
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,380,682
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,417,820
5.00%, 11/01/36 (Call 11/01/27)	3,290	4,079,764
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,668,809
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,559,730
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,263,250
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,927,053
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,706,547
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,147,150
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,896,405
5.00%, 09/01/41 (Call 09/01/21)	380	388,888
5.00%, 10/01/41 (Call 10/01/21)	4,950	5,085,135
5.00%, 04/01/42 (Call 04/01/22)	1,295	1,358,196
5.00%, 09/01/42 (Call 09/01/22)	935	998,019
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,099,698
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,337,500
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,984,732
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,790,445
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,196,510
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,367,474
5.00%, 11/01/47 (Call 11/01/27)	800	973,384
5.25%, 09/01/22	2,815	3,030,066
5.25%, 10/01/22	600	648,390
5.25%, 02/01/23	500	548,105
5.25%, 09/01/25 (Call 09/01/21)	750	769,005
5.25%, 09/01/30 (Call 09/01/21)	2,000	2,050,480
5.25%, 09/01/31 (Call 09/01/21)	3,000	3,075,570
5.25%, 08/01/32 (AGM)	1,825	2,523,500
VRDN,4.00%, 12/01/30 (Put 06/01/21)(b)(c)	4,790	4,834,451
Series A, 5.00%, 10/01/21	965	992,319
Series A, 5.00%, 10/01/24	3,525	4,093,900
Series B, 5.00%, 08/01/21	270	275,451
Series B, 5.00%, 09/01/21	1,000	1,024,250
Series B, 5.00%, 09/01/22	1,220	1,308,645
Series B, 5.00%, 08/01/24	815	941,105

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 09/01/24	$2,945	$3,410,516
Series B, 5.00%, 09/01/25	1,880	2,250,661
Series B, 5.00%, 08/01/26	2,280	2,799,133
Series B, 5.00%, 09/01/26	790	972,111
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	67,425
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	291,280
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	558,245
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	550,345
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	881,130
University of California RB
5.00%, 05/15/28 (Call 05/15/24)	120	137,209
Series A, 5.00%, 05/15/41 (Call 05/15/26)	880	1,048,626
Series AF, 5.00%, 05/15/22	500	529,190
Series AF, 5.00%, 05/15/24 (Call 05/15/23)	445	490,604
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,743,425
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,095,970
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,099,220
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,623,734
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	4,465	4,919,448
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	790,825
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,717,150
Series AO, 5.00%, 05/15/22	1,410	1,492,316
Series AO, 5.00%, 05/15/23	850	939,097
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,572,232
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	473,196
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,538,020
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,167,560
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,546,460
Series AT, VRDN,1.40%, 05/15/46 (Put 03/10/21)(b)(c)	1,000	1,002,670
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	564,570
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,340,834
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,940,431
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,441,580
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,212,010
Series AY, 5.00%, 05/15/25	300	356,412
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,237,030
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,602,437
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,653,144
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	569,390
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	935,370
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,542,108
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	304,435
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	616,890
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,100,775
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,198,820
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,922,725
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	1,500	1,749,105
Series BE, 5.00%, 05/15/35 (Call 05/15/30)	1,000	1,310,540
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	2,000	2,571,400
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	565,458
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	565,393
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	492,091
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	285,304
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	243,400
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	411,715
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	354,517
Series G, 5.00%, 05/15/37 (Call 05/15/22)	710	749,355
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	698,452

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) February 28, 2021	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 05/15/42 (Call 05/15/22)	$3,050	$3,211,863
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	413,249
Series I, 5.00%, 05/15/29 (Call 05/15/25)	200	235,960
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,257,087
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	635,612
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,319,050
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	600,285
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	281,033
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,225,000
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,786,230
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	296,915
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	602,830
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,209,430
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	623,390
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	540,545
West Valley-Mission Community College District GO
Series A, 4.00%, 08/01/22	715	753,968
Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	275,823
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	348,314
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	941,788
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	247,495
Series C, 4.00%, 08/01/38 (PR 08/01/23)	500	545,605

		1,681,296,234

Total Municipal Debt Obligations — 98.4% (Cost: $1,612,368,516)		1,681,296,234

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.01%(d)(e)	11,557	$11,563,561

Total Short-Term Investments — 0.7% (Cost: $11,556,350)		11,563,561

Total Investments in Securities — 99.1% (Cost: $1,623,924,866)		1,692,859,795

Other Assets, Less Liabilities — 0.9%		15,627,110

Net Assets — 100.0%		$1,708,486,905

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$13,158,528	$—	$(1,599,327	)(a)	$(2,851)	$7,211	$11,563,561	11,557	$28,908	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,681,296,234	$—	$1,681,296,234
Money Market Funds	11,563,561	—	—	11,563,561

	$11,563,561	$1,681,296,234	$—	$1,692,859,795

See notes to financial statements.

24	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/22	$3,385	$3,626,723
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,681,275
5.00%, 09/01/27 (Call 09/01/24)	1,685	1,945,636
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,288,360
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	4,033,470
Series A, 4.00%, 06/01/37 (Call 09/01/27)	5,290	6,048,427
Series A, 5.00%, 09/01/35 (Call 09/01/26)	8,575	10,279,539
Series A, 5.00%, 09/01/36 (Call 09/01/26)	7,000	8,370,810
Series B, 5.00%, 09/01/23	3,105	3,466,205
Series B, 5.00%, 09/01/24	3,690	4,273,278
Alabama Public School and College Authority RB
Series A, 4.00%, 11/01/36 (Call 11/01/30)	1,000	1,208,510
Series A, 4.00%, 11/01/38 (Call 11/01/30)	1,605	1,926,417
Series A, 5.00%, 11/01/22	1,760	1,902,102
Series A, 5.00%, 11/01/26	1,000	1,238,600
Series A, 5.00%, 11/01/27	7,850	9,962,435
Series A, 5.00%, 11/01/29	1,500	1,979,355
Series A, 5.00%, 11/01/32 (Call 11/01/30)	5,000	6,653,500
Series A, 5.00%, 11/01/33 (Call 11/01/30)	6,300	8,324,253
Series A, 5.00%, 11/01/34 (Call 11/01/30)	11,000	14,485,350
Series A, 5.00%, 11/01/35 (Call 11/01/30)	7,300	9,570,738
Series A, 5.00%, 11/01/39 (Call 11/01/30)	7,000	9,048,900
Series B, 5.00%, 01/01/23	3,265	3,551,210
Series B, 5.00%, 01/01/24	3,500	3,959,410
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,125	7,058,756
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,737,239
Series A, 5.00%, 06/01/48 (Call 06/01/28)	4,000	4,809,480
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,253,585

		137,683,563

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (PR 12/01/24)	2,000	2,260,320

Arizona — 1.3%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,015	1,168,641
5.00%, 07/01/25 (Call 07/01/24)	1,845	2,121,621
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,282,720
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,289,383
Series A, 5.00%, 07/01/22	4,650	4,950,297
Series A, 5.00%, 07/01/22 (PR 07/01/21)	2,600	2,641,834
Series A, 5.00%, 07/01/29 (PR 07/01/22)	3,205	3,411,783
Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,000	2,128,543
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/21	2,285	2,339,954
Series A, 5.00%, 09/01/23	750	836,250
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,064,580
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,741,965
Arizona Transportation Board RB
5.00%, 07/01/22	2,750	2,927,595
5.00%, 07/01/23	10,745	11,919,429

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/24	$2,320	$2,671,178
Series A, 5.00%, 07/01/24	6,025	6,937,004
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	870	935,720
Series A, 5.00%, 10/01/22 (ETM)	555	596,098
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,164,100
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,885	9,172,857
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,698,000
City of Phoenix AZ GO
4.00%, 07/01/24	1,050	1,173,501
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,228,220
5.00%, 07/01/25	3,800	4,515,768
5.00%, 07/01/26	1,130	1,384,069
5.00%, 07/01/27 (Call 07/01/26)	3,985	4,869,311
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/44 (Call 07/01/29)	4,800	5,384,832
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,388,320
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,637,511
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,830,975
5.00%, 07/01/49 (Call 07/01/29)	5,000	6,067,400
Series 2015-A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,284,440
Series A, 5.00%, 07/01/37 (Call 07/01/25)	2,000	2,343,000
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,330,040
Series A, 5.00%, 07/01/44 (Call 07/01/30)	19,750	25,080,328
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,306,780
Series B, 4.00%, 07/01/28 (Call 07/01/24)	1,100	1,213,366
Series B, 5.00%, 07/01/21	4,770	4,846,415
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,725,975
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,628,468
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	5,059,446
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,515	2,790,493
Maricopa County Community College District GO, 5.00%, 07/01/21	2,840	2,885,582
Pinal County Electric District No. 3 RB, Series A, 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,016,910
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	2,500	2,600,600
5.00%, 01/01/23	3,830	4,163,516
5.00%, 01/01/24	1,070	1,211,101
5.00%, 01/01/27	1,900	2,366,393
5.00%, 01/01/31 (Call 01/01/28)	3,585	4,497,849
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,908,607
5.00%, 01/01/39 (Call 01/01/28)	8,000	9,796,000
5.00%, 01/01/47 (Call 01/01/30)	10,500	13,195,350
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,273,760
Series A, 5.00%, 01/01/22	1,305	1,357,513
Series A, 5.00%, 01/01/26	3,270	3,956,013
Series A, 5.00%, 12/01/26 (Call 12/01/22)	2,030	2,103,019
Series A, 5.00%, 01/01/27	1,000	1,245,470
Series A, 5.00%, 12/01/28 (Call 12/01/22)	2,075	2,149,638
Series A, 5.00%, 12/01/29 (Call 06/01/22)	1,635	1,731,236
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,645,200
Series A, 5.00%, 12/01/31 (Call 06/01/22)	15,115	15,989,100
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	12,128,600
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,928,450
Series A, 5.00%, 01/01/37 (Call 01/01/28)	1,955	2,405,549
Series A, 5.00%, 01/01/38 (Call 01/01/27)	5,100	6,128,772

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Series A, 5.00%, 01/01/45 (Call 01/01/31)	$5,000	$6,435,300
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	6,987,360
State of Arizona COP
Series A, 5.00%, 10/01/21	5,000	5,141,550
Series A, 5.00%, 10/01/28	3,050	3,919,525
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	1,500	1,782,540

		278,038,713

Arkansas — 0.0%
State of Arkansas GO
5.00%, 06/15/21	4,000	4,055,680
5.00%, 04/01/26 (Call 10/01/24)	1,815	2,096,379

		6,152,059

California — 19.8%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	3,384,360
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,354,880
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,263,909
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,186,580
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,782,689
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	519,275
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)(a)	7,500	6,172,800
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	4,989,540
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,333,700
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	3,536,140
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (PR 10/01/21)	2,000	2,055,560
5.00%, 10/01/35 (PR 10/01/21)	1,385	1,423,475
5.00%, 10/01/41 (PR 10/01/21)	1,600	1,644,448
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,410,051
Bay Area Toll Authority RB
4.00%, 04/01/33 (Call 04/01/27)	1,800	2,089,530
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,692,549
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,850,375
4.00%, 04/01/47 (Call 04/01/27)	13,500	15,277,815
5.00%, 04/01/28	1,600	2,028,304
VRDN,2.13%, 04/01/53 (Put 04/01/25)(b)(c)	2,000	2,094,720
Series A, VRDN,2.95%, 04/01/47 (Put 04/01/26)(b)(c)	1,000	1,095,400
Series B, VRDN,2.85%, 04/01/47 (Put 04/01/25)(b)(c)	4,000	4,304,880
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,890,420
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,860	1,958,394
Series F-1, 5.00%, 04/01/26 (PR 04/01/22)	1,045	1,100,281
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,845	1,942,601
Series F-1, 5.00%, 04/01/30 (PR 04/01/22)	2,000	2,105,800
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,315	1,384,564
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,000	3,429,030
Series F-2, 4.00%, 04/01/21	1,000	1,003,120
Series H, 5.00%, 04/01/44 (Call 04/01/29)	2,000	2,459,360
Series H, 5.00%, 04/01/49 (Call 04/01/29)	2,000	2,444,060
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,198,815
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,199,660
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,924,703
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,486,295
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	408,857
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	7,310	8,504,235

Security	Par (000)	Value

California (continued)
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	$6,000	$7,245,840
Bay Area Water Supply & Conservation Agency RB,
Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	4,903,560
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	792,320
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,264,790
5.00%, 10/01/49 (Call 04/01/26)	500	583,280
Series T-1, 5.00%, 03/15/39	1,015	1,435,504
Series U-2, 5.00%, 10/01/32	5,000	6,914,850
Series U-3, 5.00%, 06/01/43	9,730	14,070,553
Series U-5, 5.00%, 05/01/21	8,060	8,124,399
Series U-6, 5.00%, 05/01/45	4,400	6,416,476
Series U-7, 5.00%, 06/01/46	11,500	16,893,615
Series V-1, 5.00%, 05/01/49	2,000	2,995,680
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	4,000	4,112,760
5.00%, 10/01/23	5,025	5,633,226
5.00%, 10/01/26	1,325	1,643,981
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,805,145
5.00%, 10/01/43 (Call 04/01/28)	3,620	4,451,478
5.00%, 08/01/49 (Call 08/01/29)	4,375	5,335,881
Series A, 4.00%, 10/01/45 (PR 10/01/26)	1,500	1,778,565
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	3,162,360
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,542,040
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	635,510
Series A, 5.00%, 10/01/41 (PR 10/01/26)	1,010	1,252,905
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	7,066,867
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,263,450
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,530,818
California School Facilities Financing Authority RB,
0.00%, 08/01/49 (AGM)(a)	4,490	1,405,774
California State Public Works Board RB
3.00%, 09/01/31 (Call 09/01/27)	3,050	3,357,196
Series A, 5.00%, 04/01/22	1,835	1,930,438
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,508,971
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,998,242
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	5,783,745
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,763,776
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,793,260
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,564,058
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,142,690
Series A, 5.50%, 11/01/33 (Call 11/01/23)	3,000	3,390,600
Series B, 5.00%, 10/01/22	1,800	1,936,566
Series B, 5.00%, 10/01/25	1,960	2,348,746
Series B, 5.00%, 10/01/29 (Call 10/01/27)	4,000	5,019,840
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,150,455
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	208,322
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	5,144,780
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,000	1,214,420
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,553,610
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	776,805
Series D, 5.25%, 12/01/25 (Call 12/01/22)	1,345	1,395,585
Series F, 5.00%, 05/01/21	6,000	6,047,760
Series F, 5.00%, 05/01/23	3,475	3,825,210
Series F, 5.00%, 05/01/25	6,445	7,620,632
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,215	3,794,182
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	5,047,147

26	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 11/01/37 (Call 11/01/22)	$3,175	$3,410,363
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,119,240
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,609,849
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	1,695	1,804,277
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,254,160
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,139,210
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,683,950
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	4,106,509
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,240	2,532,768
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	9,301,976
Series A, 5.00%, 11/01/21	2,540	2,622,575
Series A, 5.00%, 11/01/23	1,000	1,125,810
Series A, 5.00%, 11/01/24 (Call 11/01/23)	2,110	2,374,847
Series A, 5.00%, 11/01/24 (PR 11/01/21)	1,250	1,290,440
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,425	1,603,467
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,190	1,286,497
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,584,520
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	602,205
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,849,095
Series A, 5.00%, 11/01/32 (Call 11/01/24)	8,000	9,235,280
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,404,340
Series A, 5.00%, 11/01/33 (Call 11/01/24)	2,500	2,881,100
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,780,890
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,396,247
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,551,220
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,382,243
Series A, 5.00%, 11/01/37 (PR 11/01/22)	5,345	5,778,426
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,709,849
Series A, 5.00%, 11/01/39 (Call 11/01/24)	900	1,031,220
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,188,704
Series A, 5.00%, 11/01/42 (Call 05/01/27)	3,450	4,148,901
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,759,875
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,736,920
Series A, 5.00%, 11/01/44 (Call 11/01/24)	700	800,156
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,512,480
Series A, 5.00%, 11/01/45 (Call 05/01/26)	5,820	6,842,458
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	22,580,586
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	13,458,030
Series B-2, VRDN,4.00%, 11/01/49 (Put 11/01/21)(b)(c)	1,875	1,885,631
Series C, 3.00%, 11/01/51 (Call 11/01/30)	4,000	4,162,240
Series C, 4.00%, 11/01/45 (Call 11/01/30)	2,500	2,928,325
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	577,605
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	1,000	1,128,990
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (Call 02/01/23) (AGM)(a)	4,000	1,018,320
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,873,760
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	6,877,346
Chabot-Las Positas Community College District GO 4.00%, 08/01/33 (Call 08/01/26)	2,000	2,293,340
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,251,408
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,225	1,358,035
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	1,200	1,328,484
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,300	2,772,328
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,161,420

Security	Par (000)	Value

California (continued)
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	$8,000	$9,197,520
City & County of San Francisco CA GO
Series R-1, 5.00%, 06/15/21	25	25,349
Series R-1, 5.00%, 06/15/22 (Call 12/15/21)	1,075	1,116,033
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	5,016,938
Series C, 4.00%, 07/15/21	1,645	1,668,326
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,156,420
City of Los Angeles CA RB, 4.00%, 06/24/21	8,500	8,603,700
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,103,710
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,096,370
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	9,515,875
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,852,245
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,820,160
Series B, 5.00%, 06/01/22	2,625	2,783,918
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,015	3,188,574
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	422,924
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,150,160
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,500	1,840,515
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,015	5,285,587
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,963,395
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,926,405
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	1,917,975
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,538,940
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,263,090
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,900	4,581,135
Series B, 5.00%, 05/15/24	2,000	2,295,780
Series B, 5.00%, 05/15/25	2,000	2,375,160
Series B, 5.00%, 05/15/29	2,000	2,621,160
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,635,360
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	525,415
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	5,271,468
Series B, 5.00%, 05/15/45 (Call 05/15/31)	1,000	1,277,670
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,568,193
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,443,340
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,971,081
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	9,750	10,912,590
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25 (Call 05/01/25)	3,500	4,146,380
5.00%, 11/01/27 (Call 11/01/26)	4,500	5,562,450
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,693,300
5.00%, 11/01/31 (Call 05/01/25)	2,000	2,346,760
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,343,180
5.00%, 11/01/32 (Call 11/01/26)	4,250	5,200,512
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,218,720
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,461,924
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,249,400
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	5,678,420
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	412,976
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,442,360
Series A, 5.00%, 11/01/35 (PR 05/01/22)	4,000	4,225,467
Series A, 5.00%, 11/01/37 (PR 05/01/22)	2,500	2,642,450
Series A, 5.00%, 11/01/41 (PR 11/01/21)	2,750	2,839,210
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,000	1,056,980

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 11/01/50 (Call 11/01/30)	$11,325	$14,461,572
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	4,280,010
Series C, 4.00%, 11/01/50 (Call 11/01/30)	14,000	16,201,360
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,488,120
City of San Jose CA GO, Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	5,000	6,197,250
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,105,540
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,321,300
4.00%, 08/01/32 (Call 08/01/25)	4,705	5,429,241
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,395,820
Series A, 4.00%, 08/01/38 (PR 08/01/23)	2,000	2,182,420
Series A, 5.00%, 08/01/38 (PR 08/01/23)	7,080	7,896,112
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	6,021,815
Series B, 0.00%, 08/01/28(a)	5,000	4,537,250
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,264,840
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	562,530
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	541,040
Contra Costa Community College District GO 5.00%, 08/01/38 (PR 08/01/23)	12,655	14,113,742
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	26,965	29,649,635
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	9,000	9,116,010
County of Sacramento CA Airport System Revenue RB, Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	4,117,715
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	2,250	2,335,635
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,496,345
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	205	210,187
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	545	559,121
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	3,990,630
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/34 (Call 06/01/25)	14,315	16,029,078
Series A, 5.00%, 06/01/27 (Call 06/01/25)	4,000	4,748,080
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,257,544
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,595,289
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	8,759,386
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	5,938,165
Series B, 5.00%, 06/01/23	1,000	1,106,570
Series B, 5.00%, 06/01/25	3,445	4,103,684
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,498,880
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,469,732
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,595,739
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	8,604,079
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,796,745
El Camino Community College District Foundation (The) GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,216,840
Series C, 0.00%, 08/01/32(a)	200	161,632
Series C, 0.00%, 08/01/34(a)	8,415	6,407,854
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	500	569,745
Elk Grove Unified School District GO, 4.00%, 08/01/46 (Call 08/01/26)	3,000	3,378,570

Security	Par (000)	Value

California (continued)
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	$1,905	$874,357
Series C, 0.00%, 08/01/51(a)	2,850	1,158,554
Foothill-De Anza Community College District GO 4.00%, 08/01/40 (Call 08/01/26)	4,000	4,500,680
Series A, 0.00%, 08/01/34(a)	2,500	1,906,225
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,020,230
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	4,846,092
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/34 (AGM)(a)	4,500	3,306,060
0.00%, 01/15/35 (AGM)(a)	1,700	1,208,139
Series A, 0.00%, 01/01/23 (ETM)(a)	500	496,535
Series A, 0.00%, 01/01/25 (ETM)(a)	200	194,718
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,439,085
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	4,103,567
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	877,910
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,372,960
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	661,970
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,166,740
Series A, 6.00%, 01/15/49 (PR 01/15/24)	1,500	1,742,220
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	5,952,585
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,985,526
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	2,000	2,185,440
Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,660	1,896,484
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,431,640
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,812,393
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	9,920,001
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	2,300	2,799,307
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,764,760
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,603,815
Series C, 4.00%, 08/01/49 (Call 08/01/28)	6,600	7,517,796
Long Beach Unified School District GO
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	403,848
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	4,961,636
Los Angeles Community College District/CA GO 4.00%, 08/01/37 (Call 08/01/26)	8,815	10,080,305
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,602,389
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,000	1,124,480
Series A, 4.00%, 08/01/33 (PR 08/01/24)	2,960	3,328,461
Series A, 5.00%, 08/01/22	1,000	1,068,030
Series A, 5.00%, 08/01/27 (PR 08/01/24)	3,400	3,938,560
Series A, 5.00%, 08/01/29 (PR 08/01/24)	10,505	12,168,992
Series A, 5.00%, 08/01/30 (PR 08/01/24)	9,435	10,929,504
Series A, 5.00%, 08/01/31 (PR 08/01/24)	2,000	2,316,800
Series B-1, 5.00%, 08/01/21	19,000	19,380,380
Series C, 5.00%, 08/01/22	1,220	1,302,997
Series C, 5.00%, 06/01/26	1,000	1,228,930
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	2,257,355
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	2,010,733
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,540	1,757,587
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,500	2,848,250
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,626,386
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,234,800

28	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 06/01/28	$4,000	$5,149,840
5.00%, 06/01/31 (Call 06/01/30)	4,000	5,323,880
5.00%, 06/01/32 (Call 06/01/30)	2,500	3,315,025
5.00%, 06/01/33 (Call 06/01/27)	2,190	2,709,556
5.00%, 06/01/33 (Call 06/01/30)	4,035	5,325,796
5.00%, 06/01/35 (Call 06/01/30)	1,500	1,966,065
5.00%, 06/01/36 (Call 06/01/30)	8,025	10,478,002
5.00%, 06/01/37 (Call 06/01/30)	4,775	6,211,559
Series A, 5.00%, 07/01/23 (PR 07/01/21)	5,500	5,587,945
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,813,155
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	5,281,056
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,505,280
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	12,226,100
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	9,768,480
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	3,141,318
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	4,943,720
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,015,990
Series E, 5.00%, 06/01/24	2,475	2,842,983
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,065,210
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	4,170,641
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,503,480
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/33 (Call 01/01/25)	1,000	1,160,850
Series B-8, VRDN,0.00%, 07/01/34 (Put 03/05/21)(a)(b)(c)	8,000	8,000,000
Series C, 5.00%, 07/01/27 (Call 07/01/24)	500	574,785
Los Angeles Department of Water & Power RB
Series A, 5.00%, 07/01/26	3,000	3,685,110
Series A, 5.00%, 07/01/27	2,500	3,153,400
Series A, 5.00%, 07/01/28	4,000	5,165,960
Series B, 5.00%, 07/01/40 (Call 07/01/30)	5,690	7,216,456
Series B, 5.00%, 07/01/45 (Call 07/01/30)	4,000	5,046,760
Series B, 5.00%, 07/01/50 (Call 07/01/30)	4,000	5,026,600
Series D, 5.00%, 07/01/44 (Call 07/01/29)	13,000	16,126,500
Series D, 5.00%, 07/01/49 (Call 07/01/29)	16,500	20,347,635
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/21	35	35,564
Series A, 5.00%, 07/01/22 (Call 07/01/21)	4,375	4,445,219
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	20,320
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,334,100
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	8,934,939
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	8,185,332
Series A, 5.00%, 07/01/49 (Call 01/01/29)	5,070	6,186,566
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	3,106,000
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,715	1,935,000
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,660,230
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,000	5,135,320
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,287,335
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,236,588
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,414,300
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,278,018
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,682,063
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,987,388
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,315	1,513,105
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,415,620

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/49 (Call 07/01/29)	$1,250	$1,541,488
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,183,150
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,985	3,409,079
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	2,104,742
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,717,810
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	8,518,703
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,616,684
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,343,460
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,394,520
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,901,955
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,165,131
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,700	6,632,406
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,606,090
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,260,540
Series B, 4.00%, 07/01/29	2,000	2,486,320
Series B, 4.00%, 07/01/30	2,000	2,498,120
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,445	4,925,327
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,766,425
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,327,296
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,062,150
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,486,340
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,817,757
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	3,059,975
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,774,460
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	3,039,650
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,250	2,904,008
Series C, 5.00%, 07/01/37 (Call 07/01/30)	1,000	1,283,980
Series C, 5.00%, 07/01/38 (Call 07/01/30)	1,000	1,280,000
Series C, 5.00%, 07/01/40 (Call 07/01/30)	1,000	1,272,200
Series C, 5.00%, 07/01/41 (Call 07/01/30)	2,000	2,535,940
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,119,180
Series A, 5.00%, 07/01/22	2,955	3,145,007
Series A, 5.00%, 07/01/23	8,545	9,472,560
Series A, 5.00%, 07/01/24	4,120	4,746,611
Series A, 5.00%, 07/01/25	2,500	2,979,175
Series A, 5.00%, 07/01/26	9,480	11,644,948
Series A, 5.00%, 07/01/28	5,000	6,432,900
Series A, 5.00%, 07/01/29	5,000	6,563,800
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,015,820
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,744,000
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,128,602
Series A, 5.00%, 07/01/31 (Call 07/01/21)	4,110	4,174,856
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	6,200,354
Series B, 5.00%, 07/01/21	1,455	1,478,411
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,960	7,303,563
Series B-1, 5.00%, 07/01/26	5,350	6,571,779
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,949,760
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,454,400
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	13,228,126
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,451,440
Series C, 3.00%, 07/01/45 (Call 07/01/30)	10,000	10,471,000
Series C, 4.00%, 07/01/32 (Call 07/01/30)	5,000	6,128,500
Series C, 4.00%, 07/01/33 (Call 07/01/30)	4,750	5,780,655
Series C, 4.00%, 07/01/38 (Call 07/01/30)	5,500	6,500,560
Series C, 4.00%, 07/01/39 (Call 07/01/30)	10,000	11,785,400
Series C, 4.00%, 07/01/40 (Call 07/01/30)	10,000	11,745,300
Series C, 4.00%, 07/01/44 (Call 07/01/30)	1,425	1,653,456
Series C, 5.00%, 07/01/21	3,245	3,297,212

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/22	$9,410	$10,015,063
Series C, 5.00%, 07/01/23	4,220	4,678,081
Series C, 5.00%, 07/01/24	1,370	1,578,363
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,363,261
Series C, 5.00%, 07/01/27 (Call 07/01/24)	200	229,986
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	859,223
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,784,624
Series RYQ, 4.00%, 07/01/36 (Call 07/01/30)	3,000	3,576,090
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	2,173,271
Series RYQ, 4.00%, 07/01/39 (Call 07/01/30)	2,565	3,022,955
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	15,200	17,636,864
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	750	273,015
Series B, 0.00%, 08/01/51 (PR 08/01/21) (AGM)(a)	1,175	116,466
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	251,460
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/24	2,000	2,305,620
Series A, 5.00%, 07/01/26	1,000	1,230,730
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,332,790
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,850	1,944,831
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	10,252,480
Series A, 5.00%, 10/01/45 (Call 10/01/29)	3,000	3,821,250
Series A, 5.00%, 10/01/46 (Call 04/01/31)	2,000	2,601,960
Series A, 5.00%, 10/01/51 (Call 04/01/31)	2,000	2,593,280
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	205,638
Series C, 5.00%, 10/01/27	1,000	1,275,510
Series C, 5.00%, 07/01/38 (Call 07/01/30)	9,700	12,708,358
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,500	3,266,175
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,000	3,909,420
Series E, 5.00%, 07/01/23	1,010	1,122,140
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	595,812
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,756,562
Series E, 5.00%, 06/01/37 (Call 08/01/22)	7,880	8,379,986
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,167,060
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	12,830	13,951,983
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	1,152,970
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	918,480
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,441,120
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	1,500	1,160,565
0.00%, 08/01/36(a)	1,400	1,018,710
0.00%, 08/01/38(a)	1,500	1,024,830
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	616,694
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	702,360
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	504,236
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	1,073,075
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,176,790
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	2,825	3,255,219
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	5,000	5,580,700
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	24,712,481
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,866,735

Security	Par (000)	Value

California (continued)
Palomar Community College District GO 4.00%, 08/01/45 (Call 08/01/27)	$1,900	$2,139,381
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,097,460
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,233,040
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	682,247
Series D, 0.00%, 08/01/46(a)	2,500	1,169,500
Port of Los Angeles RB, Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,710,908
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	778,800
0.00%, 08/01/36(a)	13,250	9,380,337
0.00%, 08/01/41(a)	1,500	893,775
0.00%, 08/01/46(a)	5,500	2,520,815
0.00%, 08/01/51(a)	1,250	484,425
Series B, 0.00%, 08/01/34(a)	4,630	3,497,687
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	10,512,656
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,178,580
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,669,755
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,178,840
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,237,890
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,626,651
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,385,660
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	440	571,265
Sacramento County Sanitation Districts Financing Authority RB 5.00%, 12/01/27	1,000	1,271,390
5.00%, 12/01/29	1,000	1,321,640
5.00%, 12/01/30	400	538,168
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,242,140
Series A, 5.00%, 12/01/45 (Call 12/01/30)	8,540	10,929,919
Series A, 5.00%, 12/01/50 (Call 12/01/30)	2,500	3,184,950
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	19,726,527
Series A, VRDN,5.00%, 08/15/49 (Put 10/17/21)(b)(c)	6,500	7,136,090
Series B, VRDN,5.00%, 08/15/49 (Put 10/15/25)(b)(c)	2,500	2,951,375
Series E, 5.00%, 08/15/24	1,520	1,759,263
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,909,035
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,539,200
Series H, 4.00%, 08/15/45 (Call 08/15/30)	4,575	5,349,044
Series H, 5.00%, 08/15/50 (Call 08/15/30)	7,000	8,879,920
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	761,316
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	260,526
Series X, 5.00%, 08/15/26 (Call 08/15/21)	6,575	6,718,992
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,000	6,989,940
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	11,702,900
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,230,680
5.00%, 08/01/29 (PR 08/01/21)	120	122,428
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,282,320
5.00%, 08/01/30 (PR 08/01/23)	1,250	1,394,088
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,773,920

30	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/43 (PR 08/01/23)	$1,505	$1,678,481
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	520	602,186
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	6,080,105
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,806,265
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,358,800
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,950,320
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	727,068
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	13,375	13,416,730
Series A, 5.00%, 04/01/41 (Call 04/01/26)	7,600	9,041,720
Series A, 5.00%, 04/01/42 (PR 04/01/22)	2,000	2,105,800
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,677,261
Series A, 5.00%, 04/01/48 (PR 04/01/22)	5,860	6,169,994
Series C, VRDN,0.00%, 04/01/38
(Put 03/05/21)(a)(b)(c)	10,000	10,000,000
San Diego County Water Authority RB
5.00%, 05/01/31 (PR 11/01/22)	1,735	1,875,691
5.00%, 05/01/34 (PR 11/01/22)	1,000	1,081,090
Series A, 5.00%, 05/01/32 (Call 05/01/26)	1,520	1,840,097
Series B, 5.00%, 05/01/35 (Call 05/01/26)	1,350	1,622,930
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,699,865
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/22	1,025	1,084,717
5.00%, 05/15/23	2,585	2,855,339
5.00%, 05/15/25	2,525	3,000,963
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,650,119
Series A, 4.00%, 08/01/37 (Call 08/01/30)	2,250	2,740,005
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	590,880
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	3,042,475
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,855,725
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,081,428
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	3,058,800
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	1,550	1,340,316
Series C, 0.00%, 07/01/35(a)	2,380	1,784,619
Series C, 0.00%, 07/01/36(a)	1,500	1,089,090
Series C, 0.00%, 07/01/37(a)	700	492,373
Series C, 0.00%, 07/01/38(a)	3,000	2,044,020
Series C, 0.00%, 07/01/43(a)	4,140	2,380,914
Series C, 0.00%, 07/01/44(a)	2,165	1,201,835
Series C, 0.00%, 07/01/45(a)	4,590	2,458,542
Series C, 0.00%, 07/01/46(a)	275	142,634
Series C, 0.00%, 07/01/47(a)	1,405	705,914
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	3,425,598
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,895,658
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	4,840	5,595,718
Series E, 0.00%, 07/01/42(a)	5,850	5,263,888
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	3,463,624
Series E, 0.00%, 07/01/49(a)	7,640	3,600,732
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,309,200
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	4,000	1,779,120
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	13,010,364
Series I, 5.00%, 07/01/41 (Call 07/01/27)	3,175	3,869,753
Series I, 5.00%, 07/01/47 (Call 07/01/27)	6,500	7,877,155
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	14,950,260
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	15,500	16,174,870
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	22,710	26,255,939
Series M-2, 5.00%, 07/01/22	3,000	3,195,000

Security	Par (000)	Value

California (continued)
Series R-1, 0.00%, 07/01/31(a)	$2,000	$1,682,140
Series R-2, 0.00%, 07/01/40(a)	3,475	3,902,842
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,452,040
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,148,620
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	1,000	1,091,210
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	878,648
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,724,115
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,627,210
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	5,849,950
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	3,000	3,125,970
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,640	3,081,751
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	3,258,579
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	9,786,734
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,870,704
Series A, 5.00%, 07/01/36 (PR 07/01/22)	1,000	1,064,440
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,055,010
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,170,240
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,242,720
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	4,141,480
Series C, 5.00%, 05/01/46 (Call 05/01/26)	3,000	3,517,260
Series C, 5.00%, 05/01/49 (Call 05/01/29)	7,785	9,496,221
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,519,600
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,989,675
Series F, 5.00%, 05/01/50 (Call 05/01/29)	22,605	27,549,166
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,525,523
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,655,785
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	26,064,750
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	4,262,133
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	1,000	1,118,400
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	4,600,000
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/25 (ETM)(a)	2,100	2,056,278
0.00%, 01/01/27 (ETM)(a)	1,075	1,011,328
Series A, 5.00%, 01/15/29 (Call 01/15/25)	1,000	1,143,730
Series A, 5.00%, 01/15/34 (Call 01/15/25)	2,680	3,022,638
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,892,320
Series A, 5.00%, 01/15/50 (Call 01/15/25)	7,500	8,300,850
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/24)	7,500	8,453,475
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	8,165	9,023,795
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	5,108,893
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	813,161
Series B, 0.00%, 08/01/51(a)	1,500	626,445
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,173,310
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,876,922
Series B, 5.00%, 09/01/45 (Call 09/01/28)	8,710	10,707,987

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 0.00%, 09/01/30 (NPFGC)(a)	$4,295	$3,714,402
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	1,070	1,242,826
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,756,270
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	5,500	6,023,270
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	496,615
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	3,765	4,194,059
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	4,055,158
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,619,375
Santa Clara Unified School District GO, 4.00%, 07/01/48 (Call 07/01/26)	15,000	16,939,800
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,162,270
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	6,000	6,916,020
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,269,825
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,500	1,686,720
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,000	3,191,670
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,458,640
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	5,000	5,650,250
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,500	1,751,205
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,635,150
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	864,998
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,313,000
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	26,540	26,752,585
Series O, 5.00%, 05/01/21	500	504,005
Series O, 5.00%, 05/01/22	10,395	10,987,307
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,147,273
Series AS, 5.00%, 12/01/24 (ETM)	10	11,689
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,190,065
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	5,844
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,040	1,219,847
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	1,065	1,249,171
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	4,940,200
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	1,000	1,224,340
Series AX, 5.00%, 12/01/27	1,000	1,279,050
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	8,641,048
Series BB, 5.00%, 12/01/22	1,045	1,133,595
Series BB, 5.00%, 12/01/23	10,000	11,285,700
Series BB, 5.00%, 12/01/25	4,000	4,837,080
Series BB, 5.00%, 12/01/27	3,000	3,837,150
Series BB, 5.00%, 12/01/28	2,000	2,613,400
Series BB, 5.00%, 12/01/30	2,000	2,725,240
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	7,225	9,677,671
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	1,250	1,668,088
State of California GO
2.25%, 11/01/43 (Call 11/01/30)	5,000	4,731,800
3.00%, 03/01/28	2,500	2,852,500
3.00%, 10/01/34 (Call 10/01/29)	2,305	2,549,561

Security	Par (000)	Value

California (continued)
3.00%, 10/01/35 (Call 10/01/29)	$3,000	$3,307,230
3.00%, 10/01/36 (Call 10/01/29)	1,500	1,636,050
3.00%, 10/01/37 (Call 10/01/29)	2,635	2,855,602
3.00%, 10/01/49 (Call 10/01/29)	1,000	1,048,900
3.00%, 11/01/50 (Call 11/01/30)	10,860	11,374,981
4.00%, 05/01/23	1,475	1,593,207
4.00%, 10/01/23	2,000	2,188,520
4.00%, 03/01/24	1,495	1,656,355
4.00%, 10/01/24	6,870	7,735,002
4.00%, 11/01/25	6,465	7,483,561
4.00%, 04/01/26	3,735	4,356,130
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,461,475
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,777,600
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,306,880
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,466,350
4.00%, 09/01/33 (Call 09/01/26)	4,035	4,653,162
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,536,108
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,806,517
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,603,844
4.00%, 09/01/35 (Call 09/01/26)	9,575	11,004,069
4.00%, 11/01/35 (Call 11/01/27)	5,940	6,974,748
4.00%, 03/01/36 (Call 03/01/30)	3,000	3,561,780
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,666,557
4.00%, 11/01/36 (Call 11/01/27)	8,000	9,382,240
4.00%, 03/01/37 (Call 03/01/30)	11,550	13,659,607
4.00%, 10/01/37 (Call 10/01/29)	2,000	2,361,220
4.00%, 03/01/38 (Call 03/01/30)	14,875	17,537,476
4.00%, 03/01/40 (Call 03/01/30)	21,210	24,873,603
4.00%, 11/01/41 (Call 11/01/25)	2,000	2,257,620
4.00%, 10/01/44 (Call 10/01/29)	11,655	13,444,975
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,651,605
4.00%, 03/01/45 (Call 03/01/25)	6,500	7,195,500
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,955,730
4.00%, 11/01/45 (Call 11/01/25)	1,000	1,123,830
4.00%, 03/01/46 (Call 03/01/30)	5,850	6,750,315
4.00%, 11/01/47 (Call 11/01/27)	15,750	18,084,465
4.00%, 03/01/50 (Call 03/01/30)	4,415	5,074,954
4.00%, 11/01/50 (Call 11/01/25)	6,575	7,370,706
4.50%, 12/01/43 (Call 12/01/23)	2,460	2,683,860
5.00%, 04/01/21	3,000	3,011,790
5.00%, 08/01/21	13,000	13,262,470
5.00%, 09/01/21	29,830	30,553,378
5.00%, 10/01/21	1,025	1,054,018
5.00%, 02/01/22	10,330	10,789,272
5.00%, 08/01/22	5,605	5,989,615
5.00%, 09/01/22	1,795	1,925,425
5.00%, 10/01/22	6,000	6,460,200
5.00%, 11/01/22	2,560	2,766,259
5.00%, 12/01/22	1,085	1,176,791
5.00%, 02/01/23	6,030	6,581,383
5.00%, 04/01/23	9,805	10,765,890
5.00%, 08/01/23	1,555	1,730,249
5.00%, 09/01/23	9,480	10,582,808
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,360,400
5.00%, 10/01/23	2,040	2,284,678
5.00%, 10/01/23 (Call 03/29/21)	15	15,055
5.00%, 11/01/23	9,765	10,971,270
5.00%, 12/01/23	2,110	2,378,181
5.00%, 03/01/24	2,310	2,628,110
5.00%, 04/01/24	18,145	20,706,348

32	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 05/01/24	$2,570	$2,941,571
5.00%, 08/01/24	2,735	3,158,187
5.00%, 09/01/24 (Call 09/01/22)	4,770	5,113,822
5.00%, 10/01/24	6,875	7,984,556
5.00%, 11/01/24	5,790	6,743,497
5.00%, 12/01/24 (Call 12/01/23)	1,930	2,170,768
5.00%, 04/01/25	21,500	25,390,425
5.00%, 08/01/25	8,340	9,957,542
5.00%, 09/01/25	2,000	2,394,320
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,114,200
5.00%, 10/01/25	30,685	36,832,433
5.00%, 10/01/25 (Call 10/01/24)	2,105	2,441,463
5.00%, 11/01/25 (Call 11/01/23)	5,765	6,464,006
5.00%, 12/01/25 (Call 12/01/23)	1,015	1,141,621
5.00%, 03/01/26 (Call 03/01/25)	3,400	3,998,128
5.00%, 04/01/26	13,165	16,011,010
5.00%, 08/01/26	4,515	5,543,020
5.00%, 10/01/26	7,035	8,676,406
5.00%, 10/01/26 (Call 10/01/24)	4,320	5,007,139
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,088,880
5.00%, 03/01/27 (Call 03/01/25)	2,840	3,337,171
5.00%, 08/01/27	2,300	2,897,103
5.00%, 09/01/27 (Call 09/01/26)	6,195	7,611,858
5.00%, 10/01/27	5,935	7,504,689
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,316,580
5.00%, 11/01/27	11,070	14,024,362
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,576,276
5.00%, 04/01/28	8,800	11,252,208
5.00%, 08/01/28 (Call 08/01/25)	1,220	1,450,739
5.00%, 08/01/28 (Call 08/01/27)	2,760	3,464,821
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,111,040
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,113,140
5.00%, 09/01/28 (Call 09/01/26)	3,500	4,273,010
5.00%, 10/01/28	10,000	12,926,700
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,315,800
5.00%, 11/01/28	12,300	15,927,516
5.00%, 11/01/28 (Call 11/01/27)	3,600	4,546,260
5.00%, 03/01/29	1,000	1,301,060
5.00%, 04/01/29	11,345	14,783,443
5.00%, 08/01/29 (Call 08/01/28)	2,635	3,384,816
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,024,000
5.00%, 09/01/29 (Call 09/01/26)	6,715	8,190,017
5.00%, 10/01/29	1,500	1,972,215
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,352,208
5.00%, 10/01/29 (Call 10/01/24)	4,675	5,407,806
5.00%, 10/01/29 (Call 04/01/26)	6,445	7,752,368
5.00%, 10/01/29 (Call 10/01/28)	15,000	19,333,500
5.00%, 11/01/29	9,000	11,850,030
5.00%, 11/01/29 (Call 11/01/23)	2,855	3,195,516
5.00%, 11/01/29 (Call 11/01/27)	5,455	6,874,555
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,344,920
5.00%, 04/01/30	4,650	6,125,119
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,849,671
5.00%, 08/01/30 (Call 08/01/26)	1,800	2,186,352
5.00%, 08/01/30 (Call 08/01/27)	7,785	9,731,639
5.00%, 08/01/30 (Call 08/01/28)	4,000	5,104,600
5.00%, 09/01/30 (Call 09/01/21)	1,105	1,131,520
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,217,860
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,311,180
5.00%, 11/01/30 (Call 11/01/27)	8,780	11,047,347

Security	Par (000)	Value

California (continued)
5.00%, 02/01/31 (Call 02/01/22)	$2,000	$2,086,660
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,630,590
5.00%, 04/01/31	1,000	1,340,160
5.00%, 04/01/31 (Call 04/01/29)	1,000	1,287,830
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,491,841
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,871,200
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,559,850
5.00%, 09/01/31 (Call 09/01/26)	4,515	5,490,556
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,933,243
5.00%, 11/01/31 (Call 11/01/23)	4,550	5,091,404
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,848,460
5.00%, 11/01/31 (Call 11/01/30)	9,000	11,922,570
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,683,615
5.00%, 02/01/32 (Call 02/01/22)	5,175	5,395,817
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,253,525
5.00%, 04/01/32 (Call 04/01/29)	4,000	5,126,560
5.00%, 08/01/32 (Call 08/01/25)	6,000	7,108,920
5.00%, 08/01/32 (Call 08/01/26)	5,000	6,058,500
5.00%, 08/01/32 (Call 08/01/27)	5,000	6,216,650
5.00%, 09/01/32 (Call 09/01/26)	20,920	25,402,528
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,153,660
5.00%, 10/01/32 (Call 10/01/29)	1,630	2,111,274
5.00%, 11/01/32 (Call 11/01/23)	4,315	4,825,982
5.00%, 11/01/32 (Call 11/01/28)	3,500	4,485,740
5.00%, 11/01/32 (Call 11/01/30)	7,000	9,225,720
5.00%, 02/01/33 (Call 02/01/22)	6,000	6,252,660
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,918,200
5.00%, 03/01/33 (Call 03/01/30)	5,500	7,125,195
5.00%, 04/01/33 (Call 04/01/24)	4,815	5,456,551
5.00%, 04/01/33 (Call 04/01/29)	11,190	14,262,550
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,292,580
5.00%, 08/01/33 (Call 08/01/25)	3,460	4,092,834
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,092,950
5.00%, 10/01/33 (Call 04/01/24)	13,165	14,906,071
5.00%, 10/01/33 (Call 10/01/24)	2,820	3,250,078
5.00%, 09/01/34 (Call 09/01/26)	5,805	7,031,538
5.00%, 11/01/34 (Call 11/01/28)	4,035	5,144,060
5.00%, 03/01/35 (Call 03/01/30)	11,000	14,140,940
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,828,175
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,265,298
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,179,090
5.00%, 08/01/35 (Call 08/01/26)	2,000	2,414,000
5.00%, 08/01/35 (Call 08/01/27)	6,315	7,803,824
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,815,150
5.00%, 10/01/35 (Call 04/01/26)	4,375	5,224,056
5.00%, 11/01/35 (Call 11/01/30)	5,000	6,508,300
5.00%, 03/01/36 (Call 03/01/30)	4,745	6,077,111
5.00%, 04/01/36 (Call 04/01/29)	7,500	9,466,800
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,518,350
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,729,500
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,132,430
5.00%, 09/01/36 (Call 09/01/26)	3,415	4,128,428
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,480,100
5.00%, 11/01/36 (Call 11/01/28)	2,500	3,167,200
5.00%, 04/01/37 (Call 04/01/24)	3,500	3,953,705
5.00%, 04/01/37 (Call 04/01/29)	2,500	3,144,875
5.00%, 08/01/37 (Call 08/01/28)	2,625	3,296,764
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,296,600
5.00%, 11/01/37 (Call 11/01/28)	5,000	6,316,250
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,067,671

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 02/01/38 (Call 02/01/23)	$2,000	$2,168,120
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,254,480
5.00%, 08/01/38 (Call 08/01/26)	6,500	7,818,915
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,784,550
5.00%, 10/01/39 (Call 10/01/29)	2,885	3,647,419
5.00%, 09/01/41 (Call 09/01/21)	8,565	8,765,335
5.00%, 10/01/41 (Call 10/01/21)	7,480	7,684,204
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,273,860
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,471,800
5.00%, 04/01/43 (Call 04/01/23)	8,000	8,710,480
5.00%, 11/01/43 (Call 11/01/23)	22,075	24,558,437
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,129,040
5.00%, 10/01/44 (Call 10/01/24)	2,265	2,591,387
5.00%, 09/01/45 (Call 09/01/26)	16,275	19,482,802
5.00%, 09/01/46 (Call 09/01/26)	3,495	4,181,802
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,772,355
5.00%, 11/01/47 (Call 11/01/27)	4,250	5,171,102
5.25%, 09/01/22	9,250	9,956,700
5.25%, 02/01/23	250	274,053
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,450,682
5.25%, 09/01/24 (Call 09/01/21)	7,000	7,177,380
5.25%, 09/01/25 (Call 09/01/21)	250	256,335
5.25%, 02/01/30 (Call 02/01/22)	5,000	5,231,350
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,796,120
5.25%, 09/01/30 (Call 09/01/21)	1,375	1,409,705
5.25%, 09/01/31 (Call 09/01/21)	12,000	12,302,280
5.25%, 08/01/32 (AGM)	6,455	8,925,587
5.25%, 10/01/32 (Call 10/01/21)	2,500	2,573,500
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,104,540
Class A, VRDN, 0.00%, 05/01/34 (Put 02/26/21)(a)(b)(c)	7,000	7,000,000
VRDN,4.00%, 12/01/30 (Put 12/01/21)(b)(c)	3,500	3,532,480
Series A, 5.00%, 09/01/22	1,800	1,930,788
Series A, 5.00%, 10/01/23	1,320	1,478,321
Series A, 5.00%, 10/01/24	15,270	17,734,425
Series A, 5.00%, 08/01/25	4,070	4,859,376
Series A, 5.00%, 10/01/48 (Call 10/01/28)	15,050	18,577,720
Series A10, VRDN,0.00%, 05/01/34 (Put 03/05/21)(a)(b)(c)	5,000	5,000,000
Series A-2, VRDN,0.00%, 05/01/33 (Put 02/26/21)(a)(b)(c)	8,000	8,000,000
Series A4, VRDN,0.00%, 05/01/34 (Put 02/26/21)(a)(b)(c)	12,115	12,115,000
Series B, 5.00%, 09/01/21	9,575	9,807,194
Series B, 5.00%, 09/01/23	9,570	10,683,278
Series B, 5.00%, 08/01/24	4,745	5,479,194
Series B, 5.00%, 09/01/24	10,250	11,870,218
Series B, 5.00%, 09/01/26	3,385	4,165,310
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,170,610
Series C, 5.00%, 09/01/26 (Call 09/01/25)	1,500	1,792,050
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,754,010
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,740	2,133,066
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	5,268,628
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,919,125
Series C, 5.00%, 08/01/30 (Call 02/01/25)	7,000	8,176,490
Series C, 5.00%, 08/01/30 (Call 08/01/26)	2,325	2,824,038
Series C, 5.00%, 08/01/32 (Call 02/01/25)	1,580	1,840,890
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,326,020
Torrance Unified School District GO, Series T, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,079,470

Security	Par (000)	Value

California (continued)
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	$3,750	$3,304,238
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,958,100
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	1,007,067
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	678,413
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	7,127,418
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	590,164
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,013,918
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	11,260	12,377,217
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	25,695,071
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,864,628
Series AO, 5.00%, 05/15/21	8,035	8,114,466
Series AO, 5.00%, 05/15/22	1,525	1,614,030
Series AO, 5.00%, 05/15/23	1,550	1,712,471
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,924,100
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	10,160,014
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	15,213,618
Series AT, VRDN,1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,500	1,504,005
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	10,000	11,940,700
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,418,052
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	576,735
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,711,090
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	14,500	17,674,630
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	13,792,457
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,277,560
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	14,655	17,966,151
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,020	6,113,055
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,467,560
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	6,201,550
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	2,800	3,327,996
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	4,475	5,231,678
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	4,000	4,664,280
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	1,971,615
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,958,280
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	5,820	7,524,969
Series BE, 5.00%, 05/15/42 (Call 05/15/30)	1,000	1,281,210
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,304,543
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,063,551
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,456,493
Series G, 5.00%, 05/15/37 (PR 05/15/22)	1,370	1,449,816
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,112,550
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,613,574
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,785	4,187,535
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	5,148,515
Series M, 5.00%, 05/15/52 (Call 05/15/27)	9,250	10,985,855
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,628,290
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,493,560
Series Q, 5.00%, 05/15/21 (Call 03/29/21)	15	15,055
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	1,810	1,956,773
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,930,758
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,635,300
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	1,500	742,485
Series C, 4.00%, 08/01/38 (PR 08/01/23)	1,635	1,784,128

		4,124,639,477

34	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 1.3%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	$4,000	$4,249,160
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	524,205
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	10,954,200
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,175,071
Board of Water Commissioners City & County of Denver (The) RB
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,818,300
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	6,692,453
Series B, 5.00%, 09/15/30	5,495	7,407,700
City & County of Denver CO Airport System Revenue RB
Series A, 5.00%, 11/15/24	1,050	1,223,239
Series B, 5.00%, 11/15/32 (PR 11/15/22)	2,335	2,524,999
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	267,400
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,305,400
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,407,160
Series D, VRDN,5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,618,845
City & County of Denver CO RB
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	11,176,180
Series A-1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,183,280
City & County of Denver Co. GO
Series B, 5.00%, 08/01/21	18,550	18,925,266
Series B, 5.00%, 08/01/29	5,000	6,573,750
Series B, 5.00%, 08/01/30	24,375	32,623,744
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	19,380	22,799,407
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,503,400
Series A-1, 5.00%, 11/15/25	5,765	6,952,590
Series A-3, 5.00%, 11/15/22	1,970	2,131,717
Colorado State Education Loan Program RB, Series A, 4.00%, 06/29/21	12,000	12,152,880
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	757,505
Denver City & County School District No. 1 GO 5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,466,176
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	2,212,067
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,070	1,220,613
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,033,130
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	6,000	6,400,740
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,168,460
E-470 Public Highway Authority RB 0.00%, 09/01/35(a)	1,000	707,880
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	16,212,020
Series A, 0.00%, 09/01/40(a)	2,745	1,626,660
Series A, 0.00%, 09/01/41(a)	3,495	1,994,037
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,788,256
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	162,431
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,130,947
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,152,750
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,820	6,321,102
Regional Transportation District RB
Series A, 5.00%, 11/01/27	1,500	1,900,320
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,265	1,362,519
Series A, 5.00%, 11/01/28	1,500	1,942,380
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,053,250
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	3,280,921

Security	Par (000)	Value

Colorado (continued)
Series A, 5.00%, 11/01/46 (Call 11/01/26)	$10,250	$12,071,220
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	2,020,702
State of Colorado COP
Series G, 5.00%, 03/15/32 (PR 03/15/21)	1,000	1,001,760
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	3,936,905
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	1,134,600
State of Colorado RB, 4.00%, 06/25/21	20,000	20,246,200
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,106,610
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,465,240
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,248,440

		269,316,187

Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(b)(c)	11,215	11,387,599
Series 2017 B-1, 5.00%, 07/01/29	5,000	6,587,150
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(b)(c)	2,475	2,697,824
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,125,930
Series V-1, VRDN,0.00%, 07/01/36 (Put 02/26/21)(a)(b)(c)	15,000	15,000,000
State of Connecticut GO
Series 2021 A, 3.00%, 01/15/32 (Call 01/15/31)	3,970	4,410,075
Series 2021 A, 3.00%, 01/15/33 (Call 01/15/31)	2,000	2,204,200
Series 2021 A, 3.00%, 01/15/34 (Call 01/15/31)	1,500	1,640,730
Series 2021 A, 3.00%, 01/15/35 (Call 01/15/31)	2,000	2,178,700
Series 2021 A, 3.00%, 01/15/36 (Call 01/15/31)	3,000	3,254,580
Series 2021 A, 3.00%, 01/15/39 (Call 01/15/31)	1,000	1,069,900
Series 2021 A, 3.00%, 01/15/40 (Call 01/15/31)	5,000	5,326,400
Series 2021 A, 4.00%, 01/15/25	3,500	3,948,910
Series 2021 A, 4.00%, 01/15/27	3,000	3,522,780
Series 2021 A, 4.00%, 01/15/29	5,000	6,019,900
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	2,126,980
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,554,280
Series A, 4.00%, 01/15/35 (Call 01/15/30)	5,500	6,449,410
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,327,720
Series A, 5.00%, 01/15/22	5,045	5,255,679
Series A, 5.00%, 03/15/22	10,000	10,497,600
Series A, 5.00%, 04/15/22	570	600,643
Series A, 5.00%, 04/15/23	360	395,496
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,982,285
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,291,451
Series A, 5.00%, 01/15/28	2,000	2,522,560
Series A, 5.00%, 01/15/29	4,505	5,787,528
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,746,927
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,000	2,590,780
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	2,001,993
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	8,417,500
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	282,220
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,867,663
Series A, 5.00%, 01/15/40 (Call 01/15/30)	4,000	4,982,440
Series B, 3.00%, 04/15/22	1,825	1,882,323
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	29,878,200
Series B, 5.00%, 05/15/21	4,755	4,801,837
Series B, 5.00%, 02/15/22	2,175	2,274,528
Series B, 5.00%, 05/15/22 (Call 05/15/21)	1,500	1,514,580
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	2,955,923
Series B, 5.00%, 01/15/24	5,250	5,926,882

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 05/15/24	$1,595	$1,822,096
Series B, 5.00%, 04/15/25	2,500	2,939,400
Series B, 5.00%, 05/15/26	3,580	4,342,576
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,000	2,351,620
Series C, 5.00%, 06/01/22	1,610	1,706,214
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,020	1,078,813
Series C, 5.00%, 06/01/24 (Call 06/01/22)	2,000	2,113,360
Series C, 5.00%, 06/15/28	1,000	1,272,380
Series D, 5.00%, 10/01/22 (Call 10/01/21)	2,000	2,007,200
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,059,560
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,528,666
Series E, 5.00%, 10/15/23	5,585	6,256,373
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,753,737
Series E, 5.00%, 10/15/25	3,000	3,582,720
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,067,160
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	6,084,500
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,080	2,474,451
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,920	5,814,604
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,362,300
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,352,280
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	2,264,282
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	11,242,700
Series A, 4.00%, 05/01/39 (Call 05/01/30)	4,000	4,599,000
Series A, 5.00%, 01/01/24	5,000	5,633,600
Series A, 5.00%, 09/01/24	2,000	2,306,340
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,403,896
Series A, 5.00%, 05/01/26	3,000	3,640,260
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,183,860
Series A, 5.00%, 01/01/27	2,000	2,465,200
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,000	5,909,750
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,810,321
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,179,560
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,147,920
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,163,360
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,861,880
Series A, 5.00%, 05/01/30	5,000	6,571,750
Series A, 5.00%, 10/01/30 (Call 10/01/23)	1,930	2,142,976
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,144,180
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,404,108
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	8,721,671
Series A, 5.00%, 10/01/32 (Call 10/01/23)	17,635	19,542,754
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	5,143,160
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,167,260
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,199,450
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	6,388,250
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	11,372,450
Series A, 5.00%, 05/01/35 (Call 05/01/30)	5,565	7,073,449
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,424,680
Series A, 5.00%, 05/01/37 (Call 05/01/30)	8,350	10,509,894
Series A, 5.00%, 05/01/38 (Call 05/01/30)	12,460	15,635,057
Series B, 5.00%, 10/01/22	625	672,319
Series B, 5.00%, 10/01/25	1,500	1,789,260
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,262,920
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	6,256,727
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,858,890
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,842,720

		414,195,970

Security	Par (000)	Value

Delaware — 0.2%
Delaware Transportation Authority RB 5.00%, 07/01/22	$1,500	$1,597,290
5.00%, 07/01/30	5,000	6,696,400
5.00%, 06/01/55 (Call 06/01/25)	2,000	2,271,060
State of Delaware GO 5.00%, 02/01/24	4,500	5,108,085
Series A, 5.00%, 01/01/22	2,000	2,080,660
Series A, 5.00%, 01/01/26	8,895	10,765,796
Series A, 5.00%, 01/01/27	1,155	1,437,779
Series A, 5.00%, 01/01/28	4,150	5,292,952
Series B, 5.00%, 07/01/23	5,420	6,016,416

		41,266,438

District of Columbia — 1.6%
District of Columbia GO
Series 2013-A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,651,650
Series A, 5.00%, 06/01/25	4,840	5,756,406
Series A, 5.00%, 10/15/27	2,000	2,542,980
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,303,300
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,500	4,578,420
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,463,560
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,332,687
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	3,060,650
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,530,067
Series A, 5.00%, 10/15/37 (Call 04/15/29)	5,000	6,325,200
Series A, 5.00%, 10/15/38 (Call 04/15/29)	3,500	4,415,460
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,838,157
Series A, 5.00%, 10/15/44 (Call 04/15/29)	14,090	17,491,890
Series B, 5.00%, 06/01/22	3,000	3,181,620
Series B, 5.00%, 06/01/24	1,190	1,367,762
Series B, 5.00%, 06/01/25	2,060	2,450,040
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	17,068,350
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	4,222,646
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,261,960
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	9,415,328
District of Columbia RB 5.00%, 12/01/33 (Call 12/01/29)	6,000	7,690,920
5.00%, 12/01/34 (Call 12/01/29)	2,450	3,131,173
5.00%, 12/01/36 (Call 12/01/21)	2,085	2,156,161
5.00%, 12/01/36 (PR 12/01/21)	1,195	1,237,984
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,365,520
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	2,320,600
Series A, 4.00%, 03/01/45 (Call 03/01/30)	3,000	3,489,840
Series A, 5.00%, 12/01/23 (Call 12/01/22)	7,000	7,582,470
Series A, 5.00%, 03/01/29	2,000	2,621,780
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	3,277,325
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	1,956,390
Series A, 5.00%, 03/01/33 (Call 09/01/29)	2,005	2,603,673
Series A, 5.00%, 03/01/34 (Call 09/01/29)	1,000	1,293,290
Series A, 5.00%, 03/01/35 (Call 03/01/30)	3,065	3,987,963
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,567,120
Series A, 5.00%, 03/01/39 (Call 03/01/30)	2,400	3,078,336
Series A, 5.00%, 03/01/40 (Call 03/01/30)	2,530	3,237,869
Series A, 5.00%, 03/01/44 (Call 09/01/29)	4,100	5,142,589
Series B, 5.00%, 10/01/21	5,000	5,141,850
Series B, 5.00%, 10/01/22	5,390	5,802,551
Series B, 5.00%, 10/01/26	4,500	5,574,960
Series B, 5.00%, 12/01/26 (Call 12/01/22)	4,750	5,138,265
Series B-1, 5.00%, 02/01/31 (Call 03/29/21) (NPFGC)	80	80,158
Series C, 4.00%, 12/01/37 (Call 12/01/22)	2,040	2,128,210
Series C, 5.00%, 10/01/21	1,000	1,028,370

36	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series C, 5.00%, 10/01/24	$4,020	$4,675,019
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,040	1,126,154
Series C, 5.00%, 10/01/25	1,010	1,214,374
Series C, 5.00%, 12/01/25 (Call 12/01/22)	5,000	5,411,450
Series C, 5.00%, 10/01/27	2,000	2,540,700
Series C, 5.00%, 10/01/29	5,155	6,832,282
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,161,280
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,078,450
Series G, 5.00%, 12/01/36 (Call 12/01/21)	10,050	10,393,006
Series G, 5.00%, 12/01/36 (PR 12/01/21)	4,925	5,102,152
District of Columbia Water & Sewer Authority RB 5.50%, 10/01/23 (AGM)	150	162,624
Series A, 5.00%, 10/01/36 (Call 04/01/26)	8,415	10,015,954
Series A, 5.00%, 10/01/44 (PR 10/01/23)	2,480	2,782,808
Series A, 5.00%, 10/01/48 (PR 10/01/23)	8,310	9,324,651
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,590,010
Series B, 5.00%, 10/01/49 (Call 04/01/28)	14,425	17,569,794
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,381,280
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,050	13,708,682
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
Series A, 0.00%, 10/01/37(a)	4,000	2,211,520
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,183,800
Series A, 5.00%, 10/01/53 (Call 04/01/22)	6,000	6,201,600
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	5,803,560
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	5,766,705
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	5,473,400
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	3,347,190
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,195,200
Washington Metropolitan Area Transit Authority RB
Series A, 4.00%, 07/15/40 (Call 07/15/30)	750	873,608
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,543,980
Series A, 5.00%, 07/15/45 (Call 07/15/30)	7,000	8,709,400
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	2,054,705

		333,328,838

Florida — 2.5%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	4,000	5,095,440
Central Florida Expressway Authority RB 4.00%, 07/01/41 (Call 07/01/27)	2,775	3,153,205
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,402,425
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,423,440
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,198,302
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,253,100
Series B, 5.00%, 07/01/26	4,000	4,864,280
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,260,305
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,203,900
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	3,077,400
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	3,059,275
City of Cape Coral FL Water & Sewer Revenue RB 4.00%, 10/01/42 (Call 10/01/27)	5,000	5,577,950
Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,028,250
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,225,110
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,866,600
City of Jacksonville FL RB, 5.00%, 10/01/24
(Call 10/01/22)	2,010	2,159,082
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,160,560

Security	Par (000)	Value

Florida (continued)
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	$2,750	$3,277,615
Series A, 5.00%, 10/01/50 (Call 10/01/30)	12,000	15,249,600
Series A, 5.00%, 10/01/54 (Call 10/01/30)	8,780	11,133,128
County of Broward FL Airport System Revenue RB
Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	2,400	2,583,696
Series Q-1, 5.00%, 10/01/42 (PR 10/01/22)	8,745	9,414,342
County of Miami-Dade FL Aviation Revenue RB 5.00%, 10/01/41 (Call 10/01/26)	10,215	11,883,620
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	7,671,190
County of Miami-Dade FL GO
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	5,958,600
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,239,960
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,391,740
Series D, 5.00%, 07/01/45 (Call 07/01/26)	3,000	3,577,350
County of Miami-Dade FL RB 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,414,860
Series A, 5.00%, 10/01/29 (PR 10/01/22)	1,000	1,076,540
Series B, 5.00%, 10/01/35 (PR 10/01/22) (AGM)	1,450	1,560,983
County of Miami-Dade FL Transit System RB 4.00%, 07/01/39 (Call 07/01/29)	2,000	2,313,400
4.00%, 07/01/48 (Call 07/01/28)	3,000	3,361,800
5.00%, 07/01/37 (PR 07/01/22)	1,050	1,117,809
5.00%, 07/01/42 (PR 07/01/22)	15,030	16,000,637
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,394,700
Series A, 4.00%, 07/01/49 (Call 07/01/30)	3,500	4,008,690
Series A, 4.00%, 07/01/50 (Call 07/01/30)	5,000	5,721,600
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	4,000	4,639,360
5.00%, 10/01/25	2,500	2,992,075
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,655,550
Series A, 5.00%, 10/01/42 (PR 10/01/22)	19,065	20,524,235
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	8,847,616
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	4,051,950
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,737,295
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,000	5,769,150
Series B, 5.00%, 10/01/27	1,000	1,260,840
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,376,720
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,373,740
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,490,580
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,192,979
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	1,750	2,251,200
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,514,812
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	3,026,225
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	1,003,727
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,135,000
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,502,917
Series B, 5.00%, 10/01/44 (Call 10/01/24)	2,425	2,756,037
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	8,381,940
Hillsborough County School Board COP 5.00%, 07/01/28 (PR 07/01/22)	5,000	5,322,900
Series A, 5.00%, 07/01/29 (PR 07/01/22)	2,500	2,661,450

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	$95	$97,413
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	1,958,245
JEA Water & Sewer System Revenue RB
Series A, 5.00%, 10/01/31 (Call 04/01/21)	755	757,620
Series A, 5.00%, 10/01/31 (PR 04/01/21)	1,220	1,224,734
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,115,020
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,685,560
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,425,080
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 03/29/21) (AGM)	975	977,759
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,192,070
Series A, 5.00%, 07/01/40 (Call 07/01/21)	2,105	2,110,789
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,122,340
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,220	1,396,802
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,020	1,165,268
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,140,480
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,392,700
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,484,933
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,337,527
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	3,002,925
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	3,290	3,541,817
Series A, 5.00%, 10/01/25	1,500	1,801,275
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	531,735
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,430,736
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	3,216,794
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,349,620
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,027,540
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,220,665
5.00%, 10/01/31 (PR 10/01/21)	45	46,245
Reedy Creek Improvement District GOL, Series A,
5.00%, 06/01/38 (PR 06/01/23)	4,200	4,647,762
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,040,610
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,162,210
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,921,125
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,394,680
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,367,180
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,165,140
School District of Broward County/FL COP
Series A, 5.00%, 07/01/21	1,000	1,015,850
Series A, 5.00%, 07/01/27	1,750	2,179,205
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,609,400
Series A, 5.00%, 07/01/34 (Call 07/01/30)	2,000	2,587,400
Series C, 5.00%, 07/01/26	2,000	2,429,800
South Florida Water Management District COP, 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,190,250
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 10/01/21)	10,000	10,019,800

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 4.00%, 07/01/48 (Call 07/01/28)	$4,000	$4,560,840
State of Florida GO
Series A, 5.00%, 06/01/21	11,000	11,131,780
Series A, 5.00%, 06/01/22	22,710	24,076,007
Series A, 5.00%, 06/01/23	8,510	9,414,953
Series A, 5.00%, 06/01/24	7,300	8,389,598
Series A, 5.00%, 06/01/30	10,000	13,245,400
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	8,617,875
Series B, 5.00%, 06/01/24	3,000	3,447,780
Series C, 5.00%, 06/01/21	17,000	17,203,660
Series C, 5.00%, 06/01/22	16,000	16,962,400
Series D, 5.00%, 06/01/25 (PR 06/01/21)	9,075	9,184,172
Series F, 5.00%, 06/01/31 (Call 06/01/22)	1,000	1,012,030
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	8,000	8,128,160
Series B, 5.00%, 07/01/25	1,100	1,312,399
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	7,348,417
Series A, 5.00%, 07/01/37 (PR 07/01/22)	7,000	7,447,230
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,634,017
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,244,865

		517,674,469

Georgia — 2.0%
City of Atlanta GA Airport Passenger Facility Charge RB
Series 2014-A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,123,110
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	3,145,075
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	3,117,925
Series F, 5.00%, 07/01/23	1,335	1,481,570
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 07/01/26	2,000	2,448,520
Series A, 5.00%, 07/01/28	2,000	2,560,120
Series A, 5.00%, 07/01/30	2,000	2,643,300
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,394,294
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,036,220
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,343,880
5.00%, 11/01/31 (Call 05/01/25)	1,755	2,046,348
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,596,835
5.00%, 11/01/33 (PR 05/01/25)	11,680	13,827,251
5.00%, 11/01/34 (PR 05/01/25)	3,050	3,610,712
5.00%, 11/01/40 (Call 05/01/25)	1,500	1,736,880
5.00%, 11/01/43 (PR 05/01/25)	7,000	8,286,880
Series A, 5.50%, 11/01/22 (NPFGC)	1,370	1,455,543
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,819,029
Series B, 5.00%, 11/01/47 (Call 11/01/27)	4,350	5,268,241
County of DeKalb GA Water & Sewerage Revenue RB
Series A, 5.25%, 10/01/41 (Call 10/01/21)	3,370	3,464,663
Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,712,074
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	4,000	4,257,280
Georgia State Road & Tollway Authority RB
5.00%, 06/01/21	2,885	2,919,562
5.00%, 06/01/23	4,000	4,421,520
5.00%, 06/01/26	1,305	1,594,671
5.00%, 06/01/29	2,910	3,800,926
5.00%, 06/01/31 (Call 06/01/30)	2,500	3,299,225
5.00%, 06/01/32 (Call 06/01/30)	6,100	8,001,614
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,000,000

38	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series B, 5.00%, 06/01/21	$5,310	$5,373,614
Gwinnett County School District GO
5.00%, 08/01/21 (SAW)	2,835	2,891,757
5.00%, 02/01/34 (Call 08/01/25)	4,995	5,880,064
5.00%, 02/01/39 (Call 02/01/29)	6,165	7,780,230
5.00%, 02/01/40 (Call 02/01/29)	1,800	2,270,052
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/22	1,175	1,218,851
Series A, 4.00%, 07/01/24	1,000	1,118,330
Series A, 4.00%, 07/01/40 (PR 07/01/22)	4,040	4,244,424
Series A, 4.00%, 07/01/44 (Call 07/01/23)	20,000	21,193,200
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	9,524,122
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	6,049,350
Series B, 5.00%, 07/01/35 (Call 07/01/26)	2,500	2,997,800
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	2,053,551
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,717,125
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	2,238,320
4.00%, 01/01/49 (Call 07/01/28)	3,250	3,580,360
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,526,680
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,758,765
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	555,820
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,397,880
Series A, 5.00%, 01/01/44 (Call 01/01/29)	3,975	4,756,087
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,118,210
Series A-1, 5.00%, 01/01/49 (Call 07/01/28)	5,000	5,903,650
Series A-R, 5.00%, 01/01/23	1,000	1,082,470
Private Colleges & Universities Authority RB
5.00%, 09/01/48 (Call 09/01/29)	2,500	3,092,000
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,000	2,194,220
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	7,680,838
State of Georgia GO
Series A, 4.00%, 08/01/34 (Call 08/01/30)	2,720	3,351,992
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	8,312,430
Series A, 5.00%, 08/01/21	2,000	2,040,280
Series A, 5.00%, 07/01/22	8,180	8,707,119
Series A, 5.00%, 07/01/25	2,000	2,384,300
Series A, 5.00%, 07/01/26	3,345	4,112,845
Series A, 5.00%, 08/01/26	3,000	3,697,440
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,095	1,324,611
Series A, 5.00%, 07/01/28	5,000	6,457,450
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,057,330
Series A, 5.00%, 07/01/29	2,500	3,295,900
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,229,717
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,770	8,660,793
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,610	2,097,701
Series A, 5.00%, 08/01/31 (Call 08/01/30)	9,500	12,725,915
Series A-1, 5.00%, 02/01/22	11,725	12,245,238
Series A-1, 5.00%, 02/01/23	2,820	3,077,297
Series A-1, 5.00%, 02/01/24	6,450	7,323,652
Series A-1, 5.00%, 02/01/25	3,385	3,981,234
Series A-1, 5.00%, 02/01/26	1,010	1,226,675
Series A-2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	10,127,568
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,262,860
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	14,072,523
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	6,115,450
Series C, 4.00%, 10/01/22	1,000	1,060,760
Series C, 5.00%, 10/01/21	3,245	3,336,671
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	6,870,655
Series C, 5.00%, 07/01/29 (PR 07/01/21)	1,000	1,016,090

Security	Par (000)	Value

Georgia (continued)
Series E, 5.00%, 12/01/21	$2,235	$2,316,265
Series E, 5.00%, 12/01/22	2,500	2,711,025
Series E, 5.00%, 12/01/23	3,140	3,542,799
Series E, 5.00%, 12/01/24	13,370	15,637,285
Series E, 5.00%, 12/01/25	5,735	6,929,199
Series E, 5.00%, 12/01/26	6,925	8,614,354
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,200	1,484,760
Series F, 5.00%, 01/01/27	1,180	1,471,189
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,465,604
Series I, 5.00%, 07/01/21	1,435	1,458,089
Series J-1, 4.00%, 07/01/21	265	268,387

		407,682,490

Hawaii — 0.9%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015-A, 5.00%, 07/01/45 (PR 07/01/25)	3,675	4,366,929
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,809,025
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	5,202,428
Series A, 4.00%, 07/01/49 (Call 07/01/29)	9,250	10,652,948
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,000	1,188,280
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,064,580
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	5,086,830
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	8,526,790
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,478,307
Series B, 5.00%, 03/01/25	1,000	1,177,660
Series B, 5.00%, 03/01/27	1,000	1,248,330
Series B, 5.00%, 03/01/28	2,120	2,705,671
Series B, 5.00%, 03/01/30	1,500	1,983,045
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	3,295,750
Series C, 5.00%, 10/01/30	5,000	6,687,600
State of Hawaii Airports System Revenue RB
Series D, 4.00%, 07/01/35 (Call 07/01/30)	2,000	2,344,640
Series D, 4.00%, 07/01/38 (Call 07/01/30)	2,000	2,319,260
State of Hawaii GO
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,035,990
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	916,833
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	911,654
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,036,118
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	777,089
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,554,179
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	665	688,920
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,155,206
Series DZ-2017, 5.00%, 12/01/28 (PR 12/01/21)	955	989,724
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	1,565	1,621,543
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	6,775	7,016,597
Series EE, 4.00%, 11/01/31 (Call 11/01/22)	10,000	10,489,300
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,705,099
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	16,206
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,777,242
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	424,692
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	890	961,547
Series EF, 5.00%, 11/01/21	1,085	1,120,197
Series EF, 5.00%, 11/01/22	1,000	1,080,390
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	6,000	6,476,160
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	1,000	1,079,010
Series EH, 5.00%, 08/01/23 (ETM)	980	1,090,701
Series EH, 5.00%, 08/01/24 (Call 08/01/23)	3,370	3,748,923
Series EH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	4,235,876
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	132,786

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	$380	$422,924
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	272,675
Series EO, 5.00%, 08/01/23 (ETM)	665	740,118
Series EO, 5.00%, 08/01/24	1,000	1,154,730
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,714,403
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,623,550
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	254,118
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,145,920
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	2,171,518
Series EY, 5.00%, 10/01/23	1,030	1,154,105
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,386,680
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	8,794,558
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,693,005
Series FH, 5.00%, 10/01/26	3,875	4,783,881
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,700	5,787,909
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,279,300
Series FK, 5.00%, 05/01/26	1,310	1,598,488
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,811,155
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,241,870
Series FT, 5.00%, 01/01/24	3,570	4,036,456
Series FT, 5.00%, 01/01/26	3,405	4,113,921
Series FT, 5.00%, 01/01/28	1,000	1,270,090
Series FT, 5.00%, 01/01/30 (Call 01/01/28)	3,000	3,763,170
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,758,925
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,482,120
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	4,760	6,026,588
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,515,920

		193,178,152

Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	1,000	1,211,470

Illinois — 3.0%
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,830	2,182,367
Chicago Midway International Airport RB
Series B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,211,060
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,546,075
Chicago O’Hare International Airport RB
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,073,020
Series 2015-B, 5.00%, 01/01/22	5,265	5,475,495
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,918,675
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,565	4,129,660
Series A, 4.00%, 01/01/35 (Call 01/01/30)	4,000	4,666,960
Series A, 5.00%, 01/01/35 (Call 01/01/30)	5,000	6,316,450
Series B, 4.00%, 01/01/44 (Call 01/01/29)	5,000	5,564,550
Series B, 5.00%, 01/01/28 (Call 01/01/25)	10,000	11,620,900
Series B, 5.00%, 01/01/32 (Call 01/01/25)	5,000	5,773,500
Series B, 5.00%, 01/01/33 (Call 01/01/25)	4,630	5,336,769
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,351,979
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	16,646,272
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,759,315
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,551,804
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,739,550
Series B, 5.00%, 01/01/48 (Call 01/01/29)	3,000	3,571,830
Series B, 5.00%, 01/01/53 (Call 01/01/29)	4,735	5,614,195
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	540,196
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,803,388
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,136,860
Series D, 5.00%, 01/01/47 (Call 01/01/27)	4,240	4,901,949

Security	Par (000)	Value

Illinois (continued)
Series D, 5.00%, 01/01/52 (Call 01/01/27)	$12,635	$14,571,187
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,178,400
Series E, 5.00%, 01/01/27	2,000	2,451,180
Chicago Transit Authority Sales Tax Receipts Fund RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,147,830
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,895,525
City of Chicago IL GO
Series A, 5.00%, 01/01/29	3,000	3,612,450
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	2,832,250
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	5,800,350
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,217,560
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,033,410
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,165,805
County of Cook IL GO
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	515,775
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,335,850
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	1,200	1,444,464
Illinois Finance Authority RB
VRDN,0.00%, 12/01/46 (Put 03/05/21)(a)(b)(c)	10,000	10,000,000
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	10,826,000
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,253,840
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,294,860
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,072,610
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,720,228
5.00%, 01/01/26	1,000	1,200,280
5.00%, 01/01/27	1,250	1,541,550
5.00%, 01/01/28	2,500	3,146,925
5.00%, 01/01/30	3,000	3,914,190
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,586,940
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,689,097
Series A, 4.00%, 01/01/44 (Call 07/01/29)	1,500	1,694,865
Series A, 5.00%, 12/01/22	1,000	1,082,940
Series A, 5.00%, 01/01/25	900	1,048,851
Series A, 5.00%, 01/01/27	1,000	1,233,880
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,851,940
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,569,400
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,077,660
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,317,160
Series A, 5.00%, 01/01/41 (Call 01/01/31)	10,185	12,790,730
Series A, 5.00%, 01/01/42 (Call 01/01/28)	14,500	17,486,710
Series A, 5.00%, 01/01/44 (Call 07/01/29)	8,400	10,167,780
Series A, 5.00%, 01/01/45 (Call 01/01/31)	4,000	4,960,960
Series B, 5.00%, 01/01/26	2,500	3,002,000
Series B, 5.00%, 01/01/27	2,010	2,480,099
Series B, 5.00%, 01/01/29	2,000	2,567,500
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,500	1,940,205
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,182,540
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,789,050
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,770,705
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,640	11,320,156
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	8,834,567
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,289,040
Series D, 5.00%, 01/01/22	3,915	4,070,191
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	110,789
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,856,760
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	905,400

40	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	$3,180	$3,933,501
Series A, 5.00%, 12/01/44 (Call 12/01/24)	10,000	11,454,400
Series B, 5.25%, 12/01/34	2,500	3,537,400
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	736,306
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,036,900
Series C, 5.25%, 12/01/32	1,340	1,845,435
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	500	506,840
5.75%, 06/01/23 (AGM)	1,000	1,070,650
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	1,138,810
Series A, 5.00%, 01/01/25	770	885,030
Series A, 5.00%, 01/01/30	2,500	3,175,925
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,242,220
State of Illinois GO
5.00%, 07/01/21	2,000	2,027,320
5.00%, 08/01/21	5,025	5,110,727
5.00%, 01/01/22 (Call 03/29/21)	1,500	1,504,560
5.00%, 02/01/22	7,755	8,040,772
5.00%, 08/01/22	580	611,952
5.00%, 02/01/23	11,955	12,818,868
5.00%, 02/01/24	2,500	2,756,775
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,726,258
5.00%, 02/01/25	2,000	2,250,620
5.00%, 02/01/26	5,000	5,730,400
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,176,460
5.00%, 02/01/28 (Call 02/01/27)	4,500	5,214,735
5.00%, 05/01/28 (Call 05/01/24)	1,080	1,179,608
5.00%, 05/01/29 (Call 05/01/24)	1,900	2,068,264
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,623,405
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,073,630
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,756,995
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,674,675
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,076,080
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,146,640
5.25%, 02/01/32 (Call 02/01/24)	7,650	8,273,628
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,233,010
5.38%, 05/01/23	2,000	2,176,800
5.50%, 07/01/27 (Call 07/01/23)	660	712,708
5.50%, 05/01/30	2,000	2,506,340
5.50%, 07/01/33 (Call 07/01/23)	5,000	5,357,500
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,066,270
5.50%, 05/01/39 (Call 05/01/30)	7,075	8,590,182
5.75%, 05/01/45 (Call 05/01/30)	3,125	3,818,469
Series A, 4.00%, 12/01/33 (Call 12/01/27)	2,500	2,684,600
Series A, 5.00%, 10/01/26	4,750	5,514,750
Series A, 5.00%, 11/01/26	5,000	5,813,850
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,304,900
Series A, 5.00%, 12/01/32 (Call 12/01/27)	2,270	2,604,416
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,437,792
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	3,022,140
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,253,440
Series B, 5.00%, 10/01/21	1,000	1,023,800
Series B, 5.00%, 10/01/22	1,250	1,326,050
Series B, 5.00%, 10/01/28	2,000	2,386,740
Series B, 5.00%, 10/01/29 (Call 10/01/28)	4,100	4,852,309

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 10/01/30 (Call 10/01/28)	$3,000	$3,530,550
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,398,240
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,329,300
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	6,814,727
Series C, 4.00%, 10/01/38 (Call 10/01/30)	2,500	2,706,625
Series C, 4.00%, 10/01/40 (Call 10/01/30)	5,000	5,385,100
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	19,265,760
Series C, 5.00%, 11/01/29 (Call 11/01/27)	11,000	12,589,060
Series D, 5.00%, 11/01/21	9,700	9,959,281
Series D, 5.00%, 11/01/22	13,600	14,480,872
Series D, 5.00%, 11/01/23	8,300	9,068,995
Series D, 5.00%, 11/01/24	6,850	7,658,985
Series D, 5.00%, 11/01/25	12,445	14,145,236
Series D, 5.00%, 11/01/26	10,800	12,409,308
Series D, 5.00%, 11/01/27	11,530	13,426,108
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	6,916,680
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,625,295

		617,085,230

Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	5,206,399
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,238,460
Series B, 5.00%, 10/01/37 (Call 10/01/26)	14,010	16,878,407
Indiana Finance Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,592,475
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,474,957
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	4,160,273
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,755	9,720,970
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	11,299,600
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,373,280
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,124,920
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	8,679,796
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,179,290
Series A, 5.25%, 10/01/38 (Call 10/01/21)	2,615	2,689,083
Series B, 5.00%, 02/01/23	5,330	5,816,309
Series B, 5.00%, 02/01/24	4,000	4,540,520
Series B, 5.00%, 02/01/25	4,000	4,701,160
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,022,320
Series C, 5.00%, 12/01/23	1,250	1,408,513
Series C, 5.00%, 12/01/24	5,060	5,903,654
Series C, 5.00%, 06/01/27 (Call 12/01/26)	7,110	8,792,368
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,275,254
Series C, 5.00%, 06/01/29	3,065	4,014,660
Series C, 5.00%, 02/01/32 (PR 02/01/23)	1,000	1,091,440
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	4,063,759
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	5,765	6,771,223
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,641,580
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	7,357,200
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	12,119,200

		144,137,070

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	2,195	2,775,863
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,508,580
5.00%, 08/01/31 (Call 08/01/27)	3,415	4,269,160
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,435,500

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
State of Iowa RB, Series A, 5.00%, 06/01/27
(Call 06/01/26)	$1,000	$1,219,330

		13,208,433

Kansas — 0.2%
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	5,958,550
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,566,310
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,181,390
5.00%, 09/01/30 (Call 09/01/25)	3,150	3,714,133
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,528,060
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,352,180
Series A, 5.00%, 09/01/21	2,200	2,253,240
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,297,640
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,143,160
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,255,540
Series B, 5.00%, 09/01/22	2,050	2,198,646
Wyandotte County-Kansas City Unified Government
Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	10,099,666

		39,548,515

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,146,580
Kentucky Public Transportation Infrastructure Authority RB, Series 2013-A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,095,990
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,500	1,672,965
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	500	516,445
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,029,260

		5,461,240

Louisiana — 0.5%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (PR 06/01/24)	1,000	1,147,550
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (PR 12/01/24)	1,000	1,163,190
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	3,476,580
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,348,380
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014-A, 5.00%, 02/01/44 (PR 02/01/24)	2,000	2,266,240
Series A, 4.00%, 02/01/48 (PR 02/01/23)	1,000	1,072,350
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/21 (AGM)	1,000	1,011,850
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,733,655
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,125,920
Series A, 5.00%, 05/01/41 (Call 05/01/25)	8,500	9,718,560
Series A-1, 4.00%, 05/01/32 (Call 05/01/22)	6,000	6,252,000
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,040,190
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	793,620
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	263,972
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	804,202
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	253,414
Series B, 5.00%, 05/01/36 (PR 05/01/24)	1,000	1,145,500
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,419,900

Security	Par (000)	Value

Louisiana (continued)
Series C-1, 5.00%, 05/01/43 (PR 05/01/23)	$10,000	$11,026,700
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,303,867
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	10,888,600
Series A, 4.00%, 08/01/31 (PR 08/01/22)	1,000	1,054,500
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,265,470
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,122,150
Series A, 5.00%, 03/01/31 (Call 03/01/30)	3,920	5,105,682
Series B, 5.00%, 11/15/21	1,650	1,706,298
Series B, 5.00%, 08/01/25	8,595	10,224,698
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,050	3,726,551
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,465,372
Series C, 5.00%, 07/15/21	1,000	1,017,940
Series C, 5.00%, 07/15/23 (PR 07/15/22)	1,975	2,106,278
Series C, 5.00%, 08/01/23	1,000	1,112,440
Series C, 5.00%, 07/15/24 (PR 07/15/22)	1,000	1,066,470
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,294,960

		99,525,049

Maine — 0.0%
Maine Turnpike Authority RB
4.00%, 07/01/45 (Call 07/01/30)	1,000	1,154,480
4.00%, 07/01/50 (Call 07/01/30)	2,425	2,785,961
5.00%, 07/01/47 (Call 07/01/28)	1,000	1,189,980

		5,130,421

Maryland — 2.3%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	7,509,710
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	2,296,720
Series A, 5.00%, 07/01/41 (PR 07/01/21)	7,000	7,112,630
Series A, 5.00%, 07/01/43 (PR 01/01/24)	1,000	1,131,160
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,514,800
County of Anne Arundel MD GOL, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,422,800
County of Montgomery MD GO
Series A, 5.00%, 11/01/21	8,660	8,941,537
Series A, 5.00%, 11/01/22	3,100	3,349,209
Series A, 5.00%, 11/01/23	2,500	2,812,375
Series A, 5.00%, 11/01/24	8,125	9,479,194
Series A, 5.00%, 11/01/28 (PR 11/01/24)	525	612,959
Series B, 5.00%, 11/01/21	2,250	2,323,148
Series B, 5.00%, 06/01/22	4,990	5,291,446
Series B, 5.00%, 11/01/24	2,200	2,566,674
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,905	4,541,906
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,161,340
Series C, 5.00%, 10/01/25	6,365	7,656,204
Series C, 5.00%, 10/01/26	5,000	6,191,300
Series C, 5.00%, 10/01/27	1,500	1,904,415
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	1,200	1,484,052
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/27	1,480	1,869,595
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,565,100
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,625,040
Series B, 5.00%, 07/15/23	12,500	13,900,125
Maryland State Transportation Authority RB
4.00%, 07/01/45 (Call 07/01/30)	2,000	2,327,320
4.00%, 07/01/50 (Call 07/01/30)	2,000	2,312,280
State of Maryland Department of Transportation RB 4.00%, 11/01/25 (Call 11/01/24)	3,000	3,374,700

42	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
5.00%, 11/01/22	$11,515	$12,436,661
5.00%, 02/15/23	4,090	4,469,879
5.00%, 09/01/23	1,085	1,212,086
5.00%, 09/01/24	1,250	1,448,063
5.00%, 11/01/24	4,505	5,248,685
5.00%, 09/01/25	6,055	7,245,837
5.00%, 09/01/26	4,840	5,970,430
5.00%, 09/01/27	7,030	8,892,669
5.00%, 10/01/27	1,000	1,267,410
5.00%, 09/01/28 (Call 09/01/27)	3,045	3,830,275
5.00%, 10/01/28 (Call 10/01/27)	7,000	8,822,660
5.00%, 10/01/29 (Call 10/01/26)	1,800	2,188,908
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,244,250
5.00%, 10/01/33 (Call 10/01/30)	3,000	3,979,800
5.00%, 10/01/34 (Call 10/01/30)	8,500	11,236,660
5.00%, 10/01/35 (Call 10/01/30)	3,415	4,498,750
State of Maryland GO
5.00%, 08/01/31 (Call 08/01/30)	5,000	6,692,600
First Series, 4.00%, 06/01/25 (Call 06/01/24)	4,255	4,737,006
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,440,144
First Series, 5.00%, 03/15/26	3,000	3,657,150
First Series, 5.00%, 03/15/27	4,080	5,111,750
First Series, 5.00%, 03/15/28	1,055	1,353,428
First Series, 5.00%, 03/15/29	5,000	6,554,850
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,000	3,881,040
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,000	6,437,200
First Series C, 4.00%, 08/15/21	9,270	9,432,318
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,768,760
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	1,905	2,445,525
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,908,240
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,552,788
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,068,620
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	5,338,512
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,163,480
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,150,840
Series A, 5.00%, 03/01/21	1,000	1,000,000
Series A, 5.00%, 03/01/22	3,000	3,144,930
Series A, 5.00%, 03/15/22	3,525	3,701,920
Series A, 5.00%, 03/15/23	6,810	7,469,480
Series A, 5.00%, 08/01/23	20,240	22,546,955
Series A, 5.00%, 03/01/24 (PR 03/01/21)	1,000	1,000,000
Series A, 5.00%, 08/01/24	21,185	24,502,147
Series A, 5.00%, 08/01/24 (PR 08/01/23)	2,170	2,417,901
Series A, 5.00%, 03/15/25	1,000	1,181,390
Series A, 5.00%, 03/15/26	10,015	12,208,786
Series A, 5.00%, 03/15/27	3,550	4,447,724
Series A, 5.00%, 03/15/28	1,000	1,282,870
Series A, 5.00%, 08/01/28	3,000	3,881,640
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	6,276,850
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	9,764,344
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,579,000
Series A, 5.00%, 08/01/29	4,500	5,941,800
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,782,730
Series A, 5.00%, 08/01/34 (Call 08/01/30)	5,000	6,602,100
Series A-2, 5.00%, 03/15/33 (Call 03/15/30)	5,000	6,576,150
Series B, 4.00%, 08/01/25	4,445	5,124,018
Series B, 5.00%, 08/01/22	4,850	5,181,400
Series B, 5.00%, 08/01/24	2,595	3,001,325
Series B, 5.00%, 08/01/25	15,165	18,142,951
Series B, 5.00%, 08/01/26	13,755	16,952,762

Security	Par (000)	Value

Maryland (continued)
Series C, 5.00%, 08/01/21	$2,300	$2,346,322
Series C, 5.00%, 08/01/22	5,855	6,255,072
Series C, 5.00%, 08/01/23	10,360	11,540,833
Series C, 5.00%, 08/01/24	12,325	14,254,848

		486,073,261

Massachusetts — 5.2%
City of Boston MA GO
Series D, 5.00%, 03/01/22	3,835	4,021,074
Series D, 5.00%, 03/01/23	4,140	4,534,169
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,312,750
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,310	7,226,717
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,306,151
Series A, 5.00%, 06/15/27 (Call 06/15/26)	3,000	3,661,770
Commonwealth of Massachusetts GO
Series A, 5.00%, 01/01/24	2,100	2,374,386
Series A, 5.00%, 03/01/29	8,500	11,081,705
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	3,535,455
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	3,674,860
Series C, 5.50%, 12/01/22 (AGM)	2,865	3,132,362
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	6,778,584
Series C, 5.50%, 12/01/23 (AMBAC)	1,050	1,198,113
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,126,740
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,590,435
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,118,900
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,545,804
5.00%, 07/01/30	1,500	2,001,105
5.00%, 07/01/31 (Call 07/01/30)	10,000	13,269,500
5.00%, 07/01/37 (Call 07/01/30)	5,650	7,282,624
5.00%, 07/01/38 (Call 07/01/30)	2,000	2,569,920
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,917,180
5.00%, 07/01/45 (Call 07/01/30)	5,000	6,298,750
5.00%, 07/01/48 (Call 07/01/30)	3,000	3,762,900
Series A, 2.00%, 04/21/21	15,000	15,039,300
Series A, 4.00%, 04/01/42 (PR 04/01/21)	10,335	10,367,245
Series A, 4.25%, 12/01/39 (PR 12/01/21)	4,220	4,349,807
Series A, 4.50%, 12/01/43 (PR 12/01/21)	2,500	2,581,575
Series A, 5.00%, 03/01/23	2,410	2,638,420
Series A, 5.00%, 07/01/25	1,340	1,595,578
Series A, 5.00%, 04/01/26 (PR 04/01/21)	2,155	2,163,448
Series A, 5.00%, 07/01/26	2,590	3,178,448
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,011,760
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,826,850
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	3,110,450
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,929,800
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,234,710
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	6,227,100
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	10,728,978
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,881,924
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	4,642,272
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,441,640
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,456,589
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,747,468
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,746,409
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	3,039,900
Series A, 5.25%, 08/01/21	3,000	3,063,660
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,737,216
Series A, VRDN,5.00%, 06/01/44 (Put 06/01/23)(b)(c)	5,000	5,522,150

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 4.00%, 03/01/32 (Call 03/01/30)	$16,455	$20,138,287
Series B, 5.00%, 07/01/22	1,240	1,320,079
Series B, 5.00%, 08/01/23	5,325	5,929,228
Series B, 5.00%, 07/01/24	7,590	8,737,998
Series B, 5.00%, 07/01/25	8,955	10,661,787
Series B, 5.00%, 07/01/26	4,950	6,074,640
Series B, 5.00%, 07/01/27	1,000	1,259,950
Series B, 5.00%, 07/01/28	11,745	15,120,396
Series B, 5.00%, 07/01/32 (Call 07/01/30)	1,500	1,978,470
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,514,512
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	6,065,050
Series B, 5.25%, 08/01/21	775	791,446
Series B, 5.25%, 08/01/21 (AGM)	12,395	12,658,022
Series B, 5.25%, 09/01/21 (AGM)	1,960	2,009,960
Series B, 5.25%, 08/01/22	1,100	1,179,365
Series B, 5.25%, 09/01/22 (AGM)	680	731,952
Series B, 5.25%, 09/01/23 (AGM)	7,095	7,970,097
Series B, 5.25%, 09/01/24 (AGM)	2,135	2,490,990
Series B, 5.25%, 09/01/25 (AGM)	1,080	1,304,910
Series C, 5.00%, 04/01/22	1,290	1,357,815
Series C, 5.00%, 08/01/22	1,510	1,613,616
Series C, 5.00%, 10/01/22	8,350	8,990,445
Series C, 5.00%, 07/01/23 (Call 07/01/22)	5,450	5,790,570
Series C, 5.00%, 10/01/24	6,740	7,827,769
Series C, 5.00%, 05/01/25	2,500	2,960,575
Series C, 5.00%, 08/01/25	1,425	1,701,379
Series C, 5.00%, 10/01/25	11,010	13,215,743
Series C, 5.00%, 04/01/26	10,230	12,464,334
Series C, 5.00%, 10/01/27	1,250	1,584,263
Series C, 5.00%, 05/01/29 (Call 05/01/23)	2,000	2,200,200
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,491,350
Series C, 5.00%, 05/01/32 (Call 05/01/23)	1,000	1,097,130
Series C, 5.00%, 05/01/33 (Call 05/01/23)	3,585	3,929,913
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,466,500
Series C, 5.00%, 05/01/45 (Call 05/01/29)	11,860	14,587,681
Series C, 5.00%, 05/01/47 (Call 05/01/29)	5,000	6,128,500
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,395,970
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,245,280
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,028,250
Series D, 5.00%, 07/01/25	2,650	3,155,435
Series D, 5.00%, 07/01/26	8,875	10,891,400
Series D, 5.00%, 07/01/27	3,900	4,913,805
Series D, 5.00%, 07/01/28	3,600	4,634,604
Series D, 5.00%, 08/01/33 (PR 08/01/21)	8,345	8,513,068
Series D-2-R, VRDN,1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,600	1,630,432
Series E, 3.00%, 12/01/27	1,905	2,168,881
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	6,121,885
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	10,861,882
Series E, 4.50%, 08/01/43 (PR 08/01/21)	2,000	2,036,160
Series E, 5.00%, 11/01/25 (AMBAC)	2,150	2,586,450
Series E, 5.00%, 11/01/26	4,920	6,093,912
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,719,044
Series E, 5.00%, 11/01/30	1,600	2,148,640
Series E, 5.00%, 05/01/32 (Call 05/01/24)	4,750	5,386,405
Series E, 5.00%, 11/01/32 (Call 11/01/30)	1,500	1,991,250
Series E, 5.00%, 05/01/33 (Call 05/01/24)	3,000	3,400,950
Series E, 5.00%, 11/01/33 (Call 11/01/30)	2,000	2,638,400
Series E, 5.00%, 08/01/35 (PR 08/01/21)	1,650	1,683,231
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	5,027,040

Security	Par (000)	Value

Massachusetts (continued)
Series E, 5.00%, 08/01/39 (PR 08/01/21)	$2,500	$2,550,350
Series E, 5.00%, 08/01/40 (PR 08/01/21)	3,365	3,432,771
Series E, 5.00%, 11/01/50 (Call 11/01/30)	8,545	10,773,707
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	6,097,922
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	3,102,675
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,774,390
Series H, 5.00%, 12/01/24	1,245	1,454,098
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	16,747,999
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,786,831
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	4,545	4,605,403
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/49 (Call 06/01/29)	7,000	8,594,040
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,728,025
Series A, 5.00%, 06/01/25 (PR 06/01/21)	1,050	1,062,632
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,753,458
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,929,720
Series A, 5.00%, 06/01/43 (Call 12/01/27)	11,730	14,321,157
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,275,080
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,764,182
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/22	3,595	3,826,158
5.00%, 07/01/45 (Call 07/01/28)	2,360	2,883,212
5.00%, 07/01/50 (Call 07/01/28)	2,500	3,042,375
Series A, 5.00%, 07/01/21	4,000	4,064,200
Series A, 5.00%, 07/01/22	1,000	1,064,300
Series A, 5.00%, 07/01/23	6,895	7,653,726
Series A, 5.00%, 07/01/25	1,550	1,848,561
Series A, 5.00%, 07/01/27	7,400	9,323,630
Series A, 5.00%, 07/01/28	4,255	5,470,909
Series A, 5.00%, 07/01/29	2,780	3,636,574
Series A, 5.00%, 07/01/31	2,870	3,879,379
Series A, 5.00%, 07/01/41 (Call 07/01/22)	7,500	7,950,600
Series A, 5.25%, 07/01/21	3,175	3,228,594
Series A, 5.25%, 07/01/30	3,635	4,940,801
Series B, 5.25%, 07/01/21	6,620	6,731,746
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	2,500	2,783,675
5.00%, 08/01/24	1,000	1,155,840
5.00%, 08/01/26	2,000	2,463,760
5.00%, 08/01/28	3,000	3,876,660
5.25%, 08/01/21	500	510,630
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,265	1,151,403
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,098,620
Series A, 4.00%, 07/15/36 (Call 07/15/26)	7,500	8,613,525
Series A, 5.00%, 07/15/21	1,700	1,730,753
Series A, 5.00%, 07/15/22	1,210	1,290,768
Series A, 5.00%, 10/15/25	5,000	6,026,850
Series A, 5.00%, 10/15/26	5,175	6,424,555
Series A, 5.00%, 10/15/27	5,000	6,368,550
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,444,240
Series A, 5.00%, 10/15/28	2,750	3,583,497
Series A, 5.00%, 10/15/29	5,000	6,636,200
Series A, 5.00%, 10/15/30	5,000	6,762,600
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,646,530
Series A, 5.00%, 07/15/36	1,490	2,102,837
Series A, 5.00%, 07/15/40	4,000	5,706,080

44	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 01/01/47 (Call 01/01/27)	$1,500	$1,703,355
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	2,047,780
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,508,006
Series P, 5.00%, 07/01/50	4,500	6,810,795
Massachusetts Health & Educational Facilities Authority RB
Series J-1, VRDN,0.00%, 07/01/31 (Put 03/05/21)(a)(b)(c)	15,000	15,000,000
Series J-2, VRDN,0.00%, 07/01/31 (Put 03/05/21)(a)(b)(c)	1,280	1,280,000
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	4,550,000
Series A, 5.00%, 08/15/22	1,455	1,556,035
Series A, 5.00%, 08/15/22 (ETM)	70	74,883
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,100	2,245,068
Series A, 5.00%, 08/15/25 (PR 08/15/22)	1,400	1,498,535
Series A, 5.00%, 08/15/26 (PR 08/15/22)	12,080	12,931,373
Series A, 5.00%, 08/15/30 (PR 08/15/22)	3,135	3,356,049
Series A, 5.00%, 05/15/38 (PR 05/15/23)	22,130	24,442,806
Series A, 5.00%, 05/15/43 (PR 05/15/23)	7,810	8,626,223
Series A, 5.00%, 02/15/44 (Call 02/15/29)	2,000	2,456,780
Series A, 5.00%, 08/15/50 (Call 08/15/30)	8,370	10,568,213
Series A, 5.25%, 02/15/48 (Call 02/15/28)	6,360	7,790,809
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,155,760
Series B, 5.00%, 10/15/21	2,065	2,127,115
Series B, 5.00%, 08/15/27 (PR 08/15/22)	1,915	2,049,920
Series B, 5.00%, 08/15/28 (PR 08/15/22)	13,100	14,023,681
Series B, 5.00%, 08/15/29 (PR 08/15/22)	8,940	9,570,359
Series B, 5.00%, 08/15/30 (PR 08/15/22)	10,450	11,186,829
Series B, 5.00%, 10/15/35 (PR 10/15/21)	2,820	2,904,995
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,616,680
Series B, 5.00%, 10/15/41 (PR 10/15/21)	7,105	7,319,145
Series B, 5.00%, 11/15/46 (Call 11/15/26)	13,025	15,597,958
Series B, 5.25%, 10/15/35 (PR 10/15/21)	5,500	5,674,295
Series C, 4.00%, 11/15/35 (Call 11/15/26)	3,000	3,410,580
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,106,130
Series C, 5.00%, 08/15/24	1,095	1,266,138
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,511,170
Series D, 5.00%, 08/15/37 (Call 08/15/25)	12,000	14,044,680
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (PR 05/01/22) (HERBIP)	4,800	5,071,200
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/29	3,985	5,191,937
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,902,015
Series A, 5.00%, 01/01/34 (Call 01/01/29)	2,500	3,121,550
Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	4,880,610
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,500	1,669,815
Series B, 5.00%, 08/01/36 (PR 08/01/21)	1,085	1,106,774
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	7,422,900
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,119,220
Series B, 5.25%, 08/01/25 (AGM)	2,685	3,237,600
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,369,676
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,310,940
Series B, 5.25%, 08/01/30 (AGM)	3,325	4,534,635
Series B, 5.25%, 08/01/31 (AGM)	800	1,110,760
Series C, 5.00%, 08/01/32 (Call 08/01/26)	11,485	13,917,064
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	6,042,050
Series C, 5.25%, 08/01/42 (PR 08/01/21)	7,100	7,250,378

Security	Par (000)	Value

Massachusetts (continued)
Series J, 5.50%, 08/01/21 (AGM)	$4,915	$5,023,966
Metropolitan Boston Transit Parking Corp. RB, 5.25%, 07/01/33 (Call 07/01/21)	2,000	2,028,160
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,419,453
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,742,875
Series 1, 5.00%, 11/01/39 (Call 11/01/24)	9,880	11,312,798
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	1,580	1,707,016
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	6,620	7,729,115
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,928,575
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,695	3,146,520

		1,087,188,472

Michigan — 0.9%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	9,250	9,878,075
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	3,344,700
Great Lakes Water Authority Sewage Disposal System Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,563,360
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,410,120
Great Lakes Water Authority Water Supply System Revenue RB
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,540,000
Series D, 5.00%, 07/01/30 (Call 07/01/26)	2,500	3,006,875
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	11,339,105
Lansing Board of Water & Light RB, Series A, 5.50%, 07/01/41 (PR 07/01/21)	10,000	10,177,400
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	2,244,580
Series B, 5.00%, 10/01/28 (Call 10/01/26)	2,395	2,964,148
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	3,042,286
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	15,720	16,735,197
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	6,873,780
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,139,580
Series D1, 5.00%, 07/01/22 (AGM)	1,040	1,105,572
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,146,350
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,866,213
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,851,600
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,575,867
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	9,550	10,919,088
4.00%, 04/15/54 (Call 10/15/29)	2,000	2,279,740
Series I, 3.00%, 10/15/45 (Call 10/15/30)	3,000	3,144,030
Series I, 5.00%, 04/15/22	2,220	2,340,391
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,579,720
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,641,130
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,531,840
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,187,280
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,928,475
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,111,600
Series II-A, 5.38%, 10/15/36 (PR 10/15/21)	1,070	1,104,732
Series II-A, 5.38%, 10/15/41 (PR 10/15/21)	2,000	2,064,920
State of Michigan GO
Series A, 5.00%, 05/15/31 (Call 05/15/30)	1,685	2,235,506
Series A, 5.00%, 05/15/32 (Call 05/15/30)	1,800	2,377,296
Series A, 5.00%, 05/15/33 (Call 05/15/30)	2,100	2,760,765
State of Michigan RB
5.00%, 03/15/23	1,000	1,094,040
5.00%, 03/15/24	5,770	6,556,913

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
5.00%, 03/15/26	$2,595	$3,146,178
5.00%, 03/15/27	300	373,653
State of Michigan Trunk Line Revenue RB
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,405,600
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	2,391,380
Series B, 5.00%, 11/15/27	1,150	1,460,730
Series B, 5.00%, 11/15/28	2,000	2,591,880
Series B, 5.00%, 11/15/45 (Call 11/15/30)	10,000	12,675,700
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,495,090
Series A, 5.00%, 04/01/23	2,020	2,218,849
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	3,007,650
Series A, 5.00%, 04/01/47 (Call 04/01/27)	4,680	5,589,371

		182,018,355

Minnesota — 0.4%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,511,874
Series A, 5.00%, 01/01/26	1,250	1,504,300
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,756,815
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,642,840
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/21	1,320	1,320,000
Series A, 5.00%, 03/01/23	1,000	1,095,210
State of Minnesota GO
Series A, 5.00%, 08/01/25	1,500	1,793,100
Series A, 5.00%, 08/01/25 (Call 08/01/24)	4,775	5,515,602
Series D, 5.00%, 08/01/21	3,050	3,111,824
Series D, 5.00%, 10/01/21	1,700	1,748,331
Series D, 5.00%, 08/01/22	1,140	1,218,569
Series D, 5.00%, 08/01/23	6,395	7,127,227
Series D, 5.00%, 08/01/24	2,170	2,508,976
Series D, 5.00%, 10/01/24	3,430	3,988,884
Series D, 5.00%, 08/01/25	3,500	4,183,900
Series D, 5.00%, 08/01/26	4,360	5,376,229
Series D, 5.00%, 10/01/26	3,000	3,716,640
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	8,233,563
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,552,607
Series F, 5.00%, 10/01/22	6,000	6,462,180
State of Minnesota RB, Series B, 5.00%, 03/01/21	2,160	2,160,000
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	2,000	2,262,320

		74,790,991

Mississippi — 0.2%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,769,071
Series A, 5.00%, 10/01/27	1,000	1,267,410
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	2,083,240
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	8,147,815
Series A, 5.00%, 10/01/30 (PR 10/01/21)	10,000	10,282,500
Series A, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,245,460
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,028,250
Series A, 5.00%, 10/01/32 (Call 10/01/27)	1,355	1,681,311
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	4,934,000
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,028,250
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	2,074,266
Series C, 5.00%, 10/01/24	4,000	4,645,560
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,500	4,179,700

Security	Par (000)	Value

Mississippi (continued)
Series C, 5.00%, 10/01/27 (Call 10/01/25)	$3,420	$4,071,955

		51,438,788

Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	2,000	2,153,080
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,145,410
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,263,200
Curators of the University of Missouri (The) RB, Series B, 5.00%, 11/01/30	7,000	9,385,250
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,400,640
Series A, 5.00%, 05/01/42 (PR 05/01/22)	5,000	5,282,500
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	4,513,050
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	3,278,526
Series B, 5.00%, 05/01/45 (PR 05/01/25)	1,350	1,592,068
Missouri Highway & Transportation Commission RB
Series 2014-A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,698,350
Series A, 5.00%, 05/01/23	6,355	7,001,303
Series A, 5.00%, 05/01/26	1,000	1,219,650
Series B, 5.00%, 05/01/21	7,140	7,196,692
Series B, 5.00%, 11/01/21	5,000	5,160,850
Series B, 5.00%, 05/01/22	13,000	13,729,690
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	2,500	2,966,025
Missouri State Board of Public Buildings RB
Series B, 4.00%, 10/01/28	5,000	6,131,700
Series B, 5.00%, 10/01/22	2,000	2,152,740
Series B, 5.00%, 10/01/24	6,060	7,042,690

		90,313,414

Nebraska — 0.2%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (PR 09/01/22)	1,000	1,072,510
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	3,645	3,784,822
Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	4,220	4,356,095
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,315,280
Omaha Public Power District RB
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,938,060
Series A, 5.00%, 02/01/31 (Call 02/01/29)	3,650	4,693,134
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,088,920
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,706,375
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,670	4,245,896
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	10,000	10,739,800

		37,940,892

Nevada — 0.7%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,181,120
Series A, 5.00%, 06/15/22	3,500	3,708,180
Series A, 5.00%, 06/15/23	1,000	1,103,450
Series A, 5.00%, 06/15/25	5,240	6,181,418
Series C, 5.00%, 06/15/22	2,750	2,913,570
Series C, 5.00%, 06/15/23	1,500	1,655,175
Series C, 5.00%, 06/15/24	2,550	2,918,730
Series C, 5.00%, 06/15/25	2,690	3,173,285
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,622,710

46	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Series C, 5.00%, 06/15/27 (Call 12/15/25)	$6,610	$7,844,550
Series D, 5.00%, 06/15/21	3,000	3,040,380
County of Clark Department of Aviation RB
5.00%, 07/01/23	2,000	2,214,140
5.00%, 07/01/25	2,500	2,960,300
5.00%, 07/01/32 (Call 07/01/29)	2,500	3,160,450
Series A, 5.00%, 07/01/23	2,350	2,601,615
Series A, 5.00%, 07/01/26	1,200	1,461,384
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	6,163,903
County of Clark NV GOL
4.00%, 06/01/38 (Call 06/01/27)	12,705	14,306,973
4.00%, 07/01/44 (Call 07/01/27)	7,135	7,944,038
Series A, 5.00%, 11/01/21	2,935	3,029,419
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,451,020
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	6,096,650
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/21	2,000	2,031,980
5.00%, 07/01/23	1,750	1,937,373
5.00%, 07/01/26	2,000	2,435,640
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,516,040
County of Washoe NV RB, 5.00%, 02/01/42 (Call 02/01/29)	2,000	2,453,960
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,159,460
5.00%, 06/01/39 (Call 12/01/24)	5,775	6,628,718
Series A, 5.00%, 06/01/41 (Call 06/01/26)	5,930	7,077,277
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,747,000
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,053,430
Series C, 5.00%, 06/01/38 (Call 06/01/21)	2,000	2,021,280
State of Nevada GOL
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,535	1,811,530
Series D, 5.00%, 04/01/25	3,260	3,838,324
Series D-1, 5.00%, 03/01/22	1,050	1,100,726
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,650,340
5.00%, 12/01/28 (Call 06/01/26)	6,715	8,143,751

		145,339,289

New Jersey — 5.3%
Garden State Preservation Trust RB, Series A, 5.75%, 11/01/28 (AGM)	1,500	1,856,970
New Jersey Economic Development Authority RB
4.00%, 11/01/37 (Call 11/01/29)	2,000	2,215,340
4.00%, 06/15/44 (Call 12/15/29)	2,000	2,177,840
4.00%, 11/01/44 (Call 11/01/29)	750	814,890
4.00%, 06/15/46 (Call 12/15/30)	12,175	13,235,686
4.00%, 06/15/50 (Call 12/15/30)	2,250	2,436,750
5.00%, 06/15/22 (AGM)	1,500	1,588,770
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,051,160
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,046,830
5.00%, 03/01/26 (PR 03/01/22)	135	141,535
5.00%, 06/15/26 (Call 06/15/22)	500	522,125
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,092,641
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,213,210
5.00%, 06/15/40 (PR 06/15/24)	390	448,921
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,188,300
5.00%, 11/01/44 (Call 11/01/29)	1,000	1,174,480
5.00%, 06/15/49 (Call 12/15/29)	5,000	5,850,500
Series A, 4.00%, 07/01/22	1,000	1,047,990
Series A, 4.00%, 11/01/27 (SAP)	480	551,227

Security	Par (000)	Value

New Jersey (continued)
Series A, 4.00%, 07/01/34 (Call 07/01/27)	$3,540	$3,860,228
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,735,140
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,153,440
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,729,888
Series B, 5.00%, 11/01/23 (SAP)	4,430	4,932,273
Series B, 5.00%, 11/01/26 (SAP)	5,000	6,007,050
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,167,840
Series BBB, 5.00%, 06/15/22	3,500	3,707,235
Series BBB, 5.00%, 06/15/23	1,000	1,097,660
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,595,290
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	6,700	7,678,736
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	5,875	5,875,000
Series EEE, 5.00%, 06/15/43 (Call 12/15/28)	4,590	5,360,386
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	6,954,900
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,855,291
Series GG, 5.00%, 09/01/22 (Call 03/24/21) (SAP)	250	250,000
Series GG, 5.25%, 09/01/25 (Call 03/24/21) (SAP)	1,825	1,825,000
Series GG, 5.25%, 09/01/26 (Call 09/01/21) (SAP)	2,500	2,500,000
Series GG, 5.25%, 09/01/27 (Call 03/24/21) (SAP)	585	585,000
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,087,980
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,655	2,766,829
Series II, 5.00%, 03/01/26 (Call 03/01/22)	865	900,344
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,243,500
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	7,895,929
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	3,042,750
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,686,039
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,223,390
Series NN, 5.00%, 03/01/21	1,435	1,435,000
Series NN, 5.00%, 03/01/21 (ETM)	565	565,000
Series NN, 5.00%, 03/01/22	4,000	4,184,160
Series NN, 5.00%, 03/01/23	4,010	4,360,594
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	4,954,176
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,886,498
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	4,455	4,811,935
Series NN, 5.00%, 03/01/27 (Call 03/01/23)	10,000	10,784,300
Series NN, 5.00%, 03/01/28 (Call 03/01/23)	3,560	3,831,735
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	4,055	4,342,094
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,862,290
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,364,770
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,768,300
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	1,670	1,826,663
Series WW, 5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,848,600
Series WW, 5.25%, 06/15/40 (Call 06/15/25)	945	1,066,914
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	55	65,960
Series XX, 4.00%, 06/15/24 (SAP)	3,015	3,319,666
Series XX, 5.00%, 06/15/21 (SAP)	2,260	2,290,216
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,118,420
Series XX, 5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,786,350
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,895,603
Series B, 5.00%, 07/01/21	10,000	10,160,200
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,046,460
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,281,000
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,794,975
New Jersey Transit Corp. RB, Series A, 5.00%, 09/15/21	4,125	4,221,071
New Jersey Transportation Trust Fund Authority RB
4.00%, 12/15/39 (Call 12/15/29)	500	551,375
5.00%, 12/15/24	4,500	5,187,420
5.00%, 12/15/25	3,725	4,398,331

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
5.00%, 12/15/26	$710	$855,294
5.00%, 12/15/27	1,380	1,690,583
5.00%, 12/15/28	1,000	1,242,140
5.00%, 12/15/32 (Call 12/15/29)	7,340	9,002,804
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,193,520
5.25%, 12/15/21 (NPFGC)	695	721,876
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	2,997,450
Series S, 5.00%, 06/15/46 (Call 12/15/28)	7,000	8,129,800
Series A, 0.00%, 12/15/23(a)	2,000	1,943,480
Series A, 0.00%, 12/15/25(a)	2,225	2,078,906
Series A, 0.00%, 12/15/28(a)	3,540	3,043,975
Series A, 0.00%, 12/15/29(a)	3,290	2,732,312
Series A, 0.00%, 12/15/30(a)	3,000	2,409,000
Series A, 0.00%, 12/15/31(a)	5,425	4,205,406
Series A, 0.00%, 12/15/32(a)	1,290	966,184
Series A, 0.00%, 12/15/33(a)	930	672,176
Series A, 0.00%, 12/15/34(a)	16,055	11,206,551
Series A, 0.00%, 12/15/35(a)	11,710	7,874,507
Series A, 0.00%, 12/15/36(a)	3,750	2,424,375
Series A, 0.00%, 12/15/37(a)	7,700	4,792,711
Series A, 0.00%, 12/15/38(a)	4,485	2,685,529
Series A, 0.00%, 12/15/39(a)	33,700	19,419,625
Series A, 0.00%, 12/15/40(a)	5,500	3,043,425
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	10,870,344
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,123,840
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	1,119,020
Series A, 5.00%, 06/15/23	1,000	1,101,760
Series A, 5.00%, 06/15/24	2,250	2,565,067
Series A, 5.00%, 12/15/24	1,000	1,152,760
Series A, 5.00%, 12/15/27	5,000	6,125,300
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	9,876,547
Series A, 5.00%, 12/15/28	6,050	7,514,947
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	7,860,909
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,747,470
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	3,040,200
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,769,913
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,410,380
Series A, 5.00%, 12/15/33 (Call 12/15/28)	6,045	7,257,748
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	9,581,760
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,776,560
Series A, 5.00%, 12/15/36 (Call 12/15/28)	8,685	10,322,470
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,785	8,093,675
Series A, 5.25%, 12/15/21	860	893,256
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,201
Series A, 5.25%, 12/15/22	700	760,487
Series A, 5.50%, 12/15/21	2,910	3,028,233
Series A, 5.50%, 12/15/22	8,075	8,808,694
Series A, 5.50%, 12/15/23	10,845	12,278,817
Series A, 5.50%, 06/15/41 (PR 06/15/21) (SAP)	400	406,024
Series A, 5.75%, 06/15/25 (NPFGC)	2,500	2,996,050
Series A-1, 5.00%, 06/15/21	1,950	1,976,813
Series A-1, 5.00%, 06/15/24	1,000	1,138,980
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	3,425	4,086,299
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,194,015
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,164,980
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,552,380
Series AA, 4.00%, 06/15/35 (Call 12/15/30)	2,655	3,000,973
Series AA, 4.00%, 06/15/36 (Call 12/15/30)	1,750	1,966,720
Series AA, 4.00%, 06/15/37 (Call 12/15/30)	2,490	2,782,948
Series AA, 4.00%, 06/15/38 (Call 12/15/30)	3,000	3,338,100

Security	Par (000)	Value

New Jersey (continued)
Series AA, 4.00%, 06/15/39 (Call 12/15/30)	$5,000	$5,546,800
Series AA, 4.00%, 06/15/40 (Call 12/15/30)	500	552,750
Series AA, 4.00%, 06/15/45 (Call 12/15/30)	5,000	5,442,750
Series AA, 4.00%, 06/15/50 (Call 12/15/30)	13,810	14,956,230
Series AA, 5.00%, 06/15/22	1,015	1,075,098
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,350,493
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,173,680
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,130,790
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,285,246
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,482,338
Series AA, 5.00%, 06/15/36 (Call 12/15/30)	1,000	1,228,380
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,287,670
Series AA, 5.00%, 06/15/38 (Call 12/15/30)	2,000	2,437,600
Series AA, 5.00%, 06/15/40 (Call 12/15/30)	1,250	1,514,000
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,472,105
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	381,388
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,773,150
Series AA, 5.00%, 06/15/45 (Call 12/15/30)	2,000	2,385,040
Series AA, 5.00%, 06/15/50 (Call 12/15/30)	5,000	5,928,950
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,127,130
Series B, 5.00%, 06/15/42 (PR 06/15/21)	27,050	27,418,691
Series B, 5.25%, 06/15/22 (PR 06/15/21)	560	568,036
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,064,179
Series B, 5.25%, 12/15/23 (AMBAC)	8,520	9,587,812
Series B, 5.25%, 06/15/26 (Call 06/15/21)	1,665	1,685,696
Series B, 5.25%, 06/15/36 (Call 06/15/21)	2,000	2,022,960
Series B, 5.50%, 12/15/21 (NPFGC)	500	520,315
Series B, 5.50%, 06/15/31 (Call 06/15/21)	8,580	8,688,537
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	6,881,442
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	2,212,440
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	16,919,560
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	2,172,860
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	3,000	3,238,020
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	4,811,200
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	10,719,296
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	2,500	2,912,900
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	8,314,410
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,604,028
Series C, 0.00%, 12/15/25 (AMBAC)(a)	10,060	9,525,412
Series C, 0.00%, 12/15/27 (NPFGC)(a)	6,050	5,449,537
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,450	3,885,962
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,500	2,868,215
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,585,500
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	3,946,550
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,766,626
Series D, 5.00%, 12/15/23	2,380	2,661,887
Series D, 5.00%, 12/15/24	2,830	3,262,311
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,522,040
Series D, 5.25%, 12/15/23	3,745	4,214,361
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,421,257
Series A, 4.00%, 01/01/42 (Call 01/01/31)	6,250	7,249,562
Series A, 4.00%, 01/01/51 (Call 01/01/31)	10,000	11,453,200
Series A, 5.00%, 01/01/24 (PR 07/01/22)	4,830	5,141,921
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,718,214
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,437,620
Series A, 5.00%, 01/01/30 (Call 07/01/24)	2,530	2,879,545
Series A, 5.00%, 01/01/31 (PR 07/01/24)	10,600	12,222,966
Series A, 5.00%, 01/01/32 (Call 07/01/24)	1,175	1,336,093
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,040,410

48	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 01/01/33 (Call 07/01/24)	$800	$909,112
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,414,180
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,080,820
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	8,026,933
Series A, 5.00%, 01/01/43 (PR 07/01/22)	21,310	22,686,200
Series A, 5.00%, 01/01/48 (Call 01/01/29)	6,630	8,031,118
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,147,170
Series B, 5.00%, 01/01/22	1,120	1,165,259
Series B, 5.00%, 01/01/23	3,045	3,296,700
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,790	3,034,041
Series B, 5.00%, 01/01/25 (PR 01/01/23)	6,010	6,535,695
Series B, 5.00%, 01/01/27 (PR 01/01/23)	2,015	2,191,252
Series B, 5.00%, 01/01/28	1,750	2,197,597
Series B, 5.00%, 01/01/28 (PR 01/01/23)	2,500	2,718,675
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,608,295
Series B, 5.00%, 01/01/29 (PR 01/01/23)	1,400	1,522,458
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,545,935
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	10,008,281
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	5,412,870
Series C, 5.00%, 01/01/25	5,025	5,843,673
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	4,190,262
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	8,841,672
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,304,500
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,045	19,598,341
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	4,015,095
Series G, 4.00%, 01/01/43 (Call 01/01/28)	16,695	18,729,286
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	4,339,461
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,888,892
State of New Jersey GO
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,328,960
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,730,280
Series A, 4.00%, 06/01/23	18,030	19,446,076
Series A, 4.00%, 06/01/30	9,500	11,301,105
Series A, 4.00%, 06/01/31	12,000	14,389,920
Series A, 4.00%, 06/01/32	10,500	12,705,735
Series A, 5.00%, 06/01/24	10,400	11,862,864
Series A, 5.00%, 06/01/25	22,555	26,544,303
Series A, 5.00%, 06/01/26	15,385	18,553,079
Series A, 5.00%, 06/01/27	9,860	12,120,799
Series A, 5.00%, 06/01/28	14,850	18,516,465
Series A, 5.00%, 06/01/29	15,500	19,630,905
Series Q, 5.00%, 08/15/21 (Call 03/24/21)	500	501,420
Series T, 5.00%, 06/01/22	2,000	2,115,100

		1,096,897,571

New Mexico — 0.1%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	10,500	12,051,690
Series A, 5.00%, 06/15/28	5,000	6,406,200
Series B, 5.00%, 06/15/21	2,880	2,919,859
State of New Mexico GO, Series B, 5.00%, 03/01/21	3,500	3,500,000
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/21	1,040	1,053,260
Series B, 4.00%, 07/01/23	2,985	3,241,233

		29,172,242

New York — 23.1%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	5,915	6,932,084
Series A, 5.00%, 11/01/22	500	539,670
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,742,355

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/01/49 (Call 11/01/29)	$3,460	$4,370,430
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	1,079,408
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	4,745,472
City of New York NY GO
Series D, VRDN,0.00%, 12/01/47 (Put 02/26/21)(a)(b)(c)	15,000	15,000,000
Series 1, 5.00%, 08/01/23	8,660	9,629,314
Series 1, 5.00%, 08/01/25	5,000	5,936,050
Series 2015-A, 5.00%, 08/01/21	3,265	3,330,496
Series 2015-A, 5.00%, 08/01/24	1,500	1,727,670
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,855,675
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,141,180
Series A, 4.00%, 08/01/35 (Call 08/01/30)	2,500	2,933,350
Series A, 5.00%, 08/01/21	7,950	8,109,477
Series A, 5.00%, 08/01/21 (ETM)	1,195	1,218,864
Series A, 5.00%, 08/01/23	7,500	8,339,475
Series A, 5.00%, 08/01/24	12,205	14,057,475
Series A, 5.00%, 08/01/25	1,160	1,377,164
Series A, 5.00%, 08/01/26	5,175	6,319,451
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,750	2,076,778
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,253,874
Series A, 5.00%, 08/01/28 (Call 08/01/25)	2,860	3,370,825
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,850,175
Series A-1, 4.00%, 08/01/42 (Call 08/01/29)	1,995	2,231,348
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	10,016,820
Series A-1, 5.00%, 08/01/25	5,000	5,936,050
Series A-1, 5.00%, 08/01/27	2,500	3,127,750
Series A-1, 5.00%, 08/01/29	7,925	10,264,301
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	2,001,678
Series A-1, 5.00%, 08/01/30 (PR 08/01/21)	500	510,095
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	710	724,335
Series A-1, 5.00%, 08/01/32 (Call 08/01/30)	1,000	1,285,450
Series A-1, 5.00%, 08/01/32 (PR 08/01/21)	1,000	1,020,190
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	4,635	4,990,504
Series A-1, 5.00%, 08/01/36 (Call 08/01/23)	15,000	16,529,700
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,555,000
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	2,073,520
Series B-1, 4.00%, 10/01/35 (Call 10/01/29)	1,015	1,175,918
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	2,147,016
Series B-1, 4.00%, 10/01/41 (Call 10/01/27)	1,000	1,135,220
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,218,710
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,500,569
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,270,200
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	7,969,593
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,171,376
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	3,145,250
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	9,393,708
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	14,240	17,768,530
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,633,330
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,790,927
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	6,192,250
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,790,190
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,257,018
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,157,770
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	5,421,820
Series C, 4.00%, 08/01/36 (Call 08/01/30)	1,000	1,163,990
Series C, 4.00%, 08/01/37 (Call 08/01/30)	6,000	6,930,540
Series C, 4.00%, 08/01/40 (Call 08/01/30)	1,000	1,138,740
Series C, 5.00%, 08/01/22	4,755	5,076,390
Series C, 5.00%, 08/01/23	2,445	2,718,669

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 08/01/24	$15,065	$17,351,565
Series C, 5.00%, 08/01/25	2,915	3,460,717
Series C, 5.00%, 08/01/26	1,000	1,221,150
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	5,241,105
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	5,996,100
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,071,619
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,225,640
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	8,661,833
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	5,015,520
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	2,965,051
Series C, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,283,530
Series C, 5.00%, 08/01/38 (Call 08/01/30)	8,665	10,902,650
Series C, 5.00%, 08/01/42 (Call 08/01/30)	14,225	17,671,148
Series C-1, 5.00%, 08/01/25	2,000	2,374,420
Series C-1, 5.00%, 08/01/27	2,500	3,127,750
Series C-1, 5.00%, 08/01/28	3,000	3,827,280
Series C-1, 5.00%, 08/01/30	3,000	3,949,590
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,948,845
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,283,530
Series C-1, 5.00%, 08/01/34 (Call 08/01/30)	2,000	2,559,520
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,815	3,571,334
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,075	2,261,501
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,723,700
Series D, 5.00%, 08/01/27 (Call 02/01/23)	2,335	2,540,176
Series D, 5.00%, 12/01/40 (Call 12/01/28)	4,815	5,826,920
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,431,070
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,704,850
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	6,166,900
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	1,700	1,970,759
Series D-1, 4.00%, 03/01/50 (Call 03/01/30)	12,000	13,347,360
Series D-1, 5.00%, 10/01/25 (PR 10/01/21)	1,000	1,028,310
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	2,000	2,054,600
Series D-1, 5.00%, 08/01/27 (Call 08/01/23)	1,290	1,431,074
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	910	934,142
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	700	719,607
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,650	1,693,082
Series D-1, 5.00%, 10/01/32 (PR 10/01/21)	35	35,980
Series D-1, 5.00%, 10/01/36 (Call 10/01/21)	5	5,128
Series D-1, 5.00%, 10/01/36 (PR 10/01/21)	1,995	2,050,880
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	3,135,175
Series D-1, 5.00%, 12/01/39 (Call 12/01/28)	11,945	14,500,274
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	3,000	3,725,970
Series D-1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	4,832,080
Series E, 5.00%, 08/01/23	3,100	3,446,983
Series E, 5.00%, 08/01/25	4,000	4,748,840
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,305,574
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,251,370
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,239,880
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,946,736
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	3,008,675
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	2,999,550
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,392,480
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,363,580
Series F, 5.00%, 08/01/29 (Call 02/01/22)	2,560	2,668,749
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	2,866,298
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,216,270
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,273,063
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	30	32,558
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,495	6,008,892
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	2,500	3,013,675

Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 04/01/43 (Call 04/01/28)	$14,000	$16,582,440
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	7,673,770
Series F-3, 5.00%, 12/01/25	2,000	2,398,760
Series G, 5.00%, 08/01/21	6,770	6,905,806
Series G, 5.00%, 08/01/22	1,500	1,601,385
Series G, 5.00%, 08/01/23	4,525	5,031,483
Series G-1, 5.00%, 04/01/21	1,850	1,857,271
Series G-1, 5.00%, 04/01/22	1,015	1,067,557
Series G-1, 5.00%, 04/01/25 (PR 04/01/22)	2,775	2,920,882
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	3,635	3,826,092
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	2,930	3,084,030
Series G-6, VRDN,0.00%, 04/01/42 (Put 02/26/21)(a)(b)(c)	18,000	18,000,000
Series H, 5.00%, 08/01/26 (Call 08/01/23)	5,000	5,548,100
Series I, 4.00%, 04/01/36 (Call 10/01/30)	4,950	5,782,639
Series I, 5.00%, 08/01/21	3,010	3,070,381
Series I, 5.00%, 08/01/25 (Call 08/01/22)	4,065	4,334,266
Series I, 5.00%, 08/01/25 (PR 08/01/22)	465	496,634
Series I, 5.00%, 08/01/27 (PR 08/01/22)	19,720	21,076,144
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,127,470
Series J, 5.00%, 08/01/21	1,440	1,468,886
Series J, 5.00%, 08/01/22	1,500	1,601,385
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,300,620
Series J, 5.00%, 08/01/26	2,500	3,052,875
Series J, 5.00%, 08/01/27	2,500	3,127,750
Series J, 5.00%, 08/01/28 (Call 08/01/24)	2,000	2,288,180
Series J-J8, 4.00%, 08/01/21	2,900	2,946,168
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	1,025	1,063,786
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,226,260
Series C, 5.00%, 10/01/27	2,500	3,098,000
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	881,603
Hudson Yards Infrastructure Corp. RB 5.00%, 02/15/47 (Call 03/29/21) (AGM)	940	943,064
Series 2012-A, 5.25%, 02/15/47 (Call 03/29/21)	1,175	1,179,089
Series 2012-A, 5.75%, 02/15/47 (Call 03/29/21)	1,315	1,320,234
Series A, 4.00%, 02/15/44 (Call 02/15/27)	8,200	8,993,842
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,460	1,595,692
Series A, 5.00%, 02/15/22	1,285	1,341,527
Series A, 5.00%, 02/15/23	1,000	1,088,160
Series A, 5.00%, 02/15/26	800	961,056
Series A, 5.00%, 02/15/27	1,000	1,231,120
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,235,735
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,385,210
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,981,100
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,902,592
Series A, 5.00%, 02/15/37 (Call 02/15/27)	1,500	1,773,435
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,539,310
Series A, 5.00%, 02/15/42 (Call 02/15/27)	7,360	8,611,494
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	3,956,070
Long Island Power Authority RB 1.00%, 09/01/25 (Call 09/01/23)	4,000	4,039,120
5.00%, 09/01/33 (Call 09/01/28)	1,000	1,255,470
5.00%, 09/01/38 (Call 09/01/28)	15,750	19,452,825
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,783,760
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	6,000	6,883,200
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,156,440
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	5,248,992
Series A, 5.00%, 09/01/37 (Call 09/01/22)	12,250	13,058,500

50	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 09/01/37 (PR 09/01/22)	$6,105	$6,548,589
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,122,810
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,864,678
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,594,810
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	589,235
Series B, VRDN,0.85%, 09/01/50 (Put 09/01/25)(b)(c)	2,500	2,490,675
Metropolitan Transportation Authority RB 4.00%, 11/15/45 (Call 11/15/30)	3,870	4,248,254
Series A, 0.00%, 11/15/30(a)	9,555	7,976,896
Series A, 5.00%, 03/01/22	5,000	5,230,750
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,617,495
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,076,620
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,651,798
Series A, 5.00%, 11/15/29 (Call 11/15/22)	8,000	8,605,280
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,226,261
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,249,531
Series A, 5.00%, 11/15/41 (PR 11/15/21)	500	517,135
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,907,300
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,120,167
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,085,747
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,551,405
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	5,599,932
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	6,017,957
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,843,850
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	3,500	3,863,860
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	9,650	10,534,326
Series A-1, 4.00%, 11/15/47 (Call 05/15/31)	5,000	5,491,850
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,035	1,122,861
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	4,424,413
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	7,962,802
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,704,015
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	5,187,324
Series A-1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,386,130
Series A-2, 4.00%, 11/15/42 (Call 05/15/31)	10,000	11,067,600
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,560,790
Series B, 4.00%, 11/15/36 (Call 11/15/26)	3,065	3,352,405
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	2,077,482
Series B, 5.00%, 11/15/22	5,140	5,507,973
Series B, 5.00%, 11/15/23	4,240	4,699,489
Series B, 5.00%, 11/15/24	14,455	16,506,020
Series B, 5.00%, 11/15/25	2,000	2,346,460
Series B, 5.00%, 11/15/26	3,000	3,586,290
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,824,893
Series B, 5.00%, 11/15/28	5,810	7,184,472
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,680	1,937,930
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,768,597
Series B, 5.00%, 11/15/52 (Call 05/15/29)	15,950	18,430,544
Series B, 5.25%, 11/15/23 (AMBAC)	210	234,875
Series B, 5.25%, 11/15/44 (Call 05/15/24)	10,845	11,911,606
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,211,800
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	15,000	17,759,700
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	2,227,838
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,212,670
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,448,131
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	3,243,465
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,439,949
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	3,937,360
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	3,937,360
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	759,144
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	308,242

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/15/40 (Call 11/15/29)	$4,500	$5,362,020
Series C, 5.00%, 11/15/41 (Call 11/15/22)	2,200	2,332,770
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	973,396
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,223,300
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,757,850
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	8,226,750
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	4,150	4,540,681
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	9,776,615
Series C-1, 5.00%, 11/15/23	2,000	2,216,740
Series C-1, 5.00%, 11/15/25	10,320	12,107,734
Series C-1, 5.00%, 11/15/26	5,000	5,977,150
Series C-1, 5.00%, 11/15/27	4,000	4,849,720
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,799,050
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	3,215	3,928,537
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	4,995	6,066,627
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,448,388
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,745,080
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	13,550	15,929,922
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,971,443
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	7,310	8,766,883
Series C-2, 0.00%, 11/15/29(a)	1,195	984,871
Series C-2, 0.00%, 11/15/33(a)	1,040	742,456
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,173,520
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,571,620
Series D, 5.00%, 11/15/21	15,345	15,813,176
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,500	1,601,550
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,268,285
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,764,195
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,591,960
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,793,760
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	632,696
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	6,722,755
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,429,685
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,427,979
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,036,021
Series D1, 5.00%, 11/15/43 (Call 11/15/30)	2,000	2,402,780
Series D1, 5.00%, 11/15/44 (Call 11/15/30)	3,000	3,589,860
Series D1, 5.00%, 11/15/45 (Call 11/15/30)	3,500	4,176,375
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	8,102,500
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,631,777
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,372,784
Series D-1, VRDN,5.00%, 11/15/34 (Put 11/15/24)(b)(c) .	4,000	4,540,760
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	9,000	9,815,850
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,289,486
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	652,115
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,200,954
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	797,864
Series F, 5.00%, 11/15/22	6,050	6,483,119
Series F, 5.00%, 11/15/24 (Call 11/15/22)	2,880	3,076,589
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,765,580
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,166,745
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,106,000
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,861,600
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/33 (Call 05/15/31)	5,290	6,547,592
Series A, 4.00%, 11/15/34 (Call 05/15/31)	2,190	2,696,350
Series A, 4.00%, 11/15/35 (Call 05/15/31)	855	1,049,453
Series A, 5.00%, 11/15/22	1,000	1,082,450
Series A, 5.00%, 11/15/30	2,500	3,365,150

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/32 (Call 05/15/31)	$8,500	$11,445,250
Series A, 5.00%, 11/15/33 (Call 05/15/31)	3,500	4,689,790
Series A, 5.00%, 11/15/35 (Call 05/15/31)	3,000	3,983,940
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	602,628
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	1,600	1,819,552
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	680	723,275
Series S-1, 5.00%, 07/15/26 (Call 07/15/22)	1,890	2,008,654
Series S-1, 5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	886,236
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,717,480
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,060,510
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,016,660
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,199,957
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,727,235
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	3,680	4,481,762
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	15,440	16,358,834
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,984,258
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	1,670	1,907,942
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,721,828
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,415,840
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	26,500	26,963,750
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,340,020
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,752,210
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	705	821,572
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,294,760
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,701,580
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,689,700
Series S-2A, 5.00%, 07/15/40 (Call 07/15/21) (SAW)	2,575	2,616,741
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,848,725
Series S-3, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	10,000	11,547,900
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,876,840
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	2,500	2,922,700
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	6,149,500
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,220,850
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	7,522,000
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	3,127,000
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,422,953
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/37 (Call 11/01/30)	2,000	2,120,720
3.00%, 11/01/39 (Call 11/01/30)	2,000	2,104,300
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,339,200
4.00%, 05/01/36 (Call 11/01/30)	5,000	5,826,550
4.00%, 05/01/37 (Call 11/01/30)	4,750	5,504,252
4.00%, 05/01/38 (Call 11/01/30)	7,000	8,071,840
4.00%, 05/01/39 (Call 11/01/30)	3,285	3,773,282
4.00%, 05/01/41 (Call 11/01/30)	2,000	2,283,760
4.00%, 05/01/43 (Call 11/01/30)	3,000	3,404,130
5.00%, 11/01/21	4,100	4,232,184
5.00%, 08/01/22	1,000	1,067,590
5.00%, 11/01/23	8,000	8,985,920
5.00%, 11/01/24	1,000	1,163,490
5.00%, 11/01/26	4,300	5,309,855
5.00%, 11/01/27	1,000	1,263,180
5.00%, 11/01/28	3,000	3,859,230
5.00%, 11/01/28 (Call 11/01/27)	6,000	7,554,960
5.00%, 11/01/29	7,535	9,827,147

Security	Par (000)	Value

New York (continued)
5.00%, 05/01/31 (Call 11/01/30)	$3,500	$4,642,295
5.00%, 05/01/32 (Call 05/01/26)	3,380	4,057,690
5.00%, 11/01/32 (Call 11/01/30)	3,000	3,934,950
5.00%, 11/01/33 (Call 03/29/21)	5	5,017
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,588,120
5.00%, 08/01/34 (Call 08/01/28)	1,000	1,247,740
5.00%, 11/01/36 (Call 11/01/30)	16,345	21,021,795
5.00%, 05/01/37 (Call 11/01/30)	11,385	14,603,653
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,786,688
Series 13, 5.00%, 11/01/21	2,485	2,565,116
Series 2, 5.00%, 11/01/21	6,670	6,885,041
Series A, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,268,060
Series A, 5.00%, 11/01/21	2,000	2,064,480
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,050	1,083,275
Series A, 5.00%, 08/01/23	4,300	4,783,492
Series A, 5.00%, 11/01/23 (Call 11/01/21)	2,590	2,673,139
Series A, 5.00%, 11/01/27 (Call 11/01/21)	1,350	1,392,782
Series A, 5.00%, 11/01/28 (Call 11/01/21)	6,035	6,225,404
Series A, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,495,480
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,117,290
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	3,903,585
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	4,840	4,993,380
Series A-1, 5.00%, 08/01/23	1,075	1,195,873
Series A-1, 5.00%, 05/01/24	2,500	2,858,900
Series A-1, 5.00%, 08/01/24	3,500	4,037,670
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,847,878
Series A-1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	5,895,450
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,528,488
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,143,730
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,948,539
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,905,250
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	852,893
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,697,218
Series A2, 5.00%, 05/01/36 (Call 05/01/29)	5,000	6,274,050
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,690	2,078,954
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,654,420
Series A-2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	3,119,975
Series A-2, 5.00%, 05/01/38 (Call 05/01/29)	3,780	4,701,073
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	12,880	14,500,948
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	9,250	10,409,395
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	5,351,397
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	9,000	10,120,230
Series A-3, 5.00%, 08/01/23	1,025	1,140,251
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	6,059,950
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	6,045,000
Series A-6, 5.00%, 08/01/29	7,560	9,819,533
Series B, 5.00%, 02/01/23 (Call 02/01/22)	2,565	2,574,054
Series B, 5.00%, 02/01/27 (Call 02/01/22)	1,985	1,992,086
Series B, 5.00%, 11/01/27 (Call 11/01/22)	4,500	4,850,055
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,077,260
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,840,678
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,206,792
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	1,132,410
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	3,000	3,395,490
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	11,500	12,983,155
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	3,500	3,956,785
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	4,503,680
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,395	3,900,346
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,238,120
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,232,725

52	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	$1,000	$1,230,150
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	5,484,185
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	7,993,370
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,730,950
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,475	2,907,482
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,500	1,907,475
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,786,080
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	4,000	4,769,880
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,746,754
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,677,368
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,250,720
Series C, 5.00%, 11/01/21	2,450	2,528,988
Series C, 5.00%, 11/01/25	2,000	2,400,880
Series C, 5.00%, 11/01/26	4,255	5,254,287
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,030	1,177,166
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,000	4,707,920
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	8,926,977
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	3,300	3,760,218
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,134,650
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	11,465,219
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	2,000	2,255,140
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,790	3,138,527
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,780	6,516,430
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	5,626,050
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	14,602,014
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	8,555,494
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	7,615,290
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,426,820
Series D, 5.00%, 02/01/24 (Call 03/29/21)	1,250	1,254,513
Series D, 5.00%, 02/01/27 (Call 02/01/22)	1,500	1,505,355
Series D, 5.00%, 02/01/31 (Call 03/29/21)	5,025	5,042,386
Series D, 5.00%, 02/01/35 (Call 02/01/22)	18,145	18,206,330
Series D-1, 5.00%, 11/01/23 (Call 11/01/21)	1,640	1,692,644
Series D-1, 5.00%, 11/01/25 (Call 11/01/21)	1,555	1,604,496
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	3,948,980
Series D-1, 5.00%, 11/01/32 (Call 11/01/21)	1,125	1,160,033
Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	2,000	2,062,020
Series D-S, 3.00%, 11/01/50 (Call 11/01/30)	3,675	3,769,448
Series D-S, 4.00%, 11/01/39 (Call 11/01/30)	4,000	4,589,040
Series E-1, 3.00%, 02/01/51 (Call 02/01/31)	2,000	2,052,380
Series E-1, 4.00%, 02/01/40 (Call 02/01/31)	2,500	2,874,925
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,458,005
Series E-1, 4.00%, 02/01/46 (Call 02/01/31)	2,000	2,261,680
Series E-1, 4.00%, 02/01/49 (Call 02/01/31)	4,000	4,510,120
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,500	2,609,750
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,440	1,720,339
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,606,378
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,193,620
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	1,977,991
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,214,700
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,152,550
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,130	6,096,133
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,573,505
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,084,020
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	3,025,736
Series E-1, 5.00%, 02/01/37 (Call 02/01/22)	5,000	5,207,700
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,635	4,287,083
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	3,233,653
Series E-1, 5.00%, 02/01/37 (Call 02/01/31)	2,000	2,581,080
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,875,598

Security	Par (000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	$9,750	$11,100,375
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	9,190	9,559,622
Series F-1, 4.00%, 05/01/37 (Call 05/01/27)	9,650	11,034,871
Series F-1, 4.00%, 02/01/40 (Call 02/01/23)	20,000	21,005,800
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,125,210
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,177,340
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	6,138,700
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	8,200	8,913,892
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,519,644
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,900,535
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,629,675
Series G-6, VRDN,0.00%, 05/01/34 (Put 02/27/21)(a)(b)(c)	15,700	15,700,000
Series I, 5.00%, 05/01/32 (Call 05/01/23)	4,500	4,945,275
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,095,080
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,201,376
New York City Water & Sewer System RB
3.00%, 06/15/40 (Call 12/15/30)	8,470	8,976,337
3.00%, 06/15/50 (Call 12/15/30)	3,750	3,870,862
4.00%, 06/15/46 (Call 06/15/25)	5,000	5,539,400
4.00%, 06/15/50 (Call 12/15/30)	13,500	15,559,155
5.00%, 06/15/22	620	657,956
5.00%, 06/15/27	1,435	1,806,048
Series A, 4.00%, 06/15/41 (Call 06/15/29)	2,000	2,291,460
Series A, 6.00%, 06/15/21 (ETM) (AGM)	1,250	1,270,938
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	5,550	6,423,903
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,737,266
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	1,990	2,475,381
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,266,080
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	8,450	8,567,877
Series AA2, VRDN,0.00%, 06/15/50 (Put 02/26/21)(a)(b)(c)	20,000	20,000,000
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	21,775	22,868,323
Series BB, 4.63%, 06/15/46 (Call 06/15/23)	1,020	1,100,509
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,783,678
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	11,771,572
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	9,996,818
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	13,673,160
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,693,140
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	3,680	4,299,086
Series BB-2, VRDN,0.00%, 06/15/35 (Put 02/26/21)(a)(b)(c)	15,000	15,000,000
Series CC, 4.00%, 06/15/42 (Call 12/15/29)	1,000	1,149,940
Series CC, 5.00%, 06/15/22	3,500	3,715,215
Series CC, 5.00%, 06/15/25	1,360	1,616,387
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	28,820	29,871,065
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	2,325	2,414,117
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	17,562,864
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	7,925	8,674,388
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	7,766,015
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,625,540
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	12,930	14,732,830
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	7,450	8,430,792
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,585	13,749,889
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,842,930
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,076,340
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	9,000	9,915,840
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	11,430	12,579,401
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	7,930	9,037,662
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,135,830

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series DD, 5.00%, 06/15/40 (Call 12/15/27)	$2,500	$3,038,450
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	23,470,779
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	9,494,945
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	6,475	7,775,439
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	4,324,628
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	4,000	4,582,080
Series DD-1, 5.00%, 06/15/30	2,000	2,651,260
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	2,000	2,408,880
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	5,201,280
Series EE, 5.00%, 06/15/30	3,500	4,639,705
Series EE, 5.00%, 06/15/31	4,000	5,393,360
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,323,150
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	4,102,848
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,418,780
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	8,082,277
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	9,907,975
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,567,360
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	7,469,995
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,462,240
Series FF, 4.00%, 06/15/41 (Call 06/15/30)	1,000	1,162,610
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	685	709,290
Series FF, 5.00%, 06/15/21	2,300	2,332,085
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	1,300	1,541,423
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,224,100
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,796,678
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	7,018,105
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	9,665,306
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,252,460
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,058,380
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	11,322,100
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	4,258,520
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	2,000	2,337,760
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	2,050	2,569,491
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,127,670
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,770,403
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	9,330	9,460,153
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	6,000	7,444,860
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	2,500	3,095,825
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	16,982,865
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	4,630	4,693,940
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	485	491,654
Series HH, 5.00%, 06/15/32 (Call 06/15/21)	2,015	2,042,646
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,690,905
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,118,800
Series A, 0.00%, 11/15/47(a)	2,500	953,475
Series A, 0.00%, 11/15/55(a)	2,500	687,575
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,689,180
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	6,540	6,749,999
5.25%, 12/15/43 (Call 12/15/21)	100	103,447
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,811,320
New York Power Authority RB
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	1,060,670
Series A, 4.00%, 11/15/45 (Call 05/15/30)	2,500	2,886,900
Series A, 4.00%, 11/15/50 (Call 05/15/30)	9,185	10,566,883
Series A, 4.00%, 11/15/55 (Call 05/15/30)	2,500	2,851,825
Series A, 4.00%, 11/15/60 (Call 05/15/30)	18,210	20,671,264
Series A, 5.00%, 11/15/22	1,000	1,082,450
Series A, 5.00%, 11/15/38 (PR 11/15/21)	1,000	1,034,270

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB
4.00%, 07/01/50 (Call 07/01/29)	$5,000	$5,586,900
5.00%, 05/15/26 (Call 05/15/22)	1,270	1,341,196
5.00%, 10/01/45	3,500	5,118,960
Series 1, 5.50%, 07/01/40 (AMBAC)	530	771,945
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	2,135,304
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,489,323
Series 2015B-A, 5.00%, 03/15/21	1,400	1,402,478
Series 2015B-A, 5.00%, 03/15/22	8,000	8,401,520
Series A, 3.00%, 03/15/41 (Call 09/15/30)	5,000	5,274,550
Series A, 3.00%, 03/15/42 (Call 09/15/30)	4,900	5,148,136
Series A, 3.00%, 03/15/49 (Call 09/15/30)	8,000	8,290,160
Series A, 4.00%, 03/15/32 (Call 03/15/25)	10,000	11,174,500
Series A, 4.00%, 03/15/34 (Call 09/15/30)	15,620	18,470,806
Series A, 4.00%, 03/15/35 (Call 09/15/30)	5,000	5,885,850
Series A, 4.00%, 03/15/36 (Call 09/15/30)	5,000	5,852,750
Series A, 4.00%, 03/15/37 (Call 09/15/30)	5,000	5,824,400
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	5,653,950
Series A, 4.00%, 03/15/43 (Call 09/15/30)	5,000	5,699,550
Series A, 4.00%, 03/15/44 (Call 09/15/30)	5,000	5,680,050
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	7,254,260
Series A, 5.00%, 03/15/21	12,405	12,426,957
Series A, 5.00%, 02/15/22	4,045	4,231,717
Series A, 5.00%, 03/15/22	23,965	25,167,803
Series A, 5.00%, 02/15/23	2,465	2,690,917
Series A, 5.00%, 03/15/23	7,750	8,493,752
Series A, 5.00%, 02/15/24	3,090	3,508,232
Series A, 5.00%, 03/15/24	11,800	13,438,194
Series A, 5.00%, 02/15/25	5,300	6,219,974
Series A, 5.00%, 03/15/25	7,555	8,893,883
Series A, 5.00%, 03/15/25 (Call 03/15/24)	10,400	11,831,872
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,056,060
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,248,820
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,133,920
Series A, 5.00%, 03/15/26 (Call 03/15/25)	3,665	4,315,318
Series A, 5.00%, 12/15/26 (Call 12/15/22)	19,110	20,694,983
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,730	1,958,412
Series A, 5.00%, 03/15/27	1,265	1,577,733
Series A, 5.00%, 03/15/27 (Call 03/15/25)	1,295	1,521,379
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,400	2,930,088
Series A, 5.00%, 12/15/27 (Call 12/15/22)	730	790,546
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,500	1,844,955
Series A, 5.00%, 03/15/28	4,245	5,394,206
Series A, 5.00%, 03/15/28 (ETM)	5	6,391
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,800	3,171,868
Series A, 5.00%, 03/15/28 (Call 03/15/25)	3,500	4,110,295
Series A, 5.00%, 03/15/29	2,500	3,231,625
Series A, 5.00%, 03/15/29 (Call 03/15/24)	4,780	5,411,773
Series A, 5.00%, 12/15/29 (Call 12/15/22)	3,460	3,741,782
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,866,400
Series A, 5.00%, 03/15/30	5,000	6,571,700
Series A, 5.00%, 03/15/30 (Call 03/15/24)	1,000	1,131,840
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,166,074
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,224,800
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	12,345,819
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	7,343,565
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	4,048,088
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,520,832
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	6,987,889
Series A, 5.00%, 03/15/32 (Call 03/15/24)	3,500	3,958,045

54	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/32 (Call 03/15/28)	$2,500	$3,104,450
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,704,532
Series A, 5.00%, 03/15/32 (Call 03/15/29)	13,920	17,508,994
Series A, 5.00%, 03/15/32 (Call 09/15/30)	7,000	9,124,430
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,651,150
Series A, 5.00%, 03/15/33 (Call 03/15/25)	2,135	2,498,889
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	8,129,448
Series A, 5.00%, 03/15/33 (Call 09/15/30)	12,500	16,190,500
Series A, 5.00%, 03/15/34 (Call 03/15/24)	2,600	2,935,218
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,411,660
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,540,432
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,167,830
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,799,760
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	12,617,745
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	6,110,500
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	8,666,420
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,500	1,846,980
Series A, 5.00%, 07/01/37 (PR 07/01/22)	1,250	1,330,900
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	15,328,625
Series A, 5.00%, 03/15/38 (PR 03/15/23)	3,450	3,786,341
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,221,370
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,566,670
Series A, 5.00%, 02/15/41 (Call 08/15/26)	1,920	2,285,990
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	4,218,130
Series A, 5.00%, 07/01/41 (PR 07/01/21)	10,500	10,669,260
Series A, 5.00%, 10/01/41 (Call 04/01/21)	2,500	2,508,925
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,778,790
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	5,058,820
Series A, 5.00%, 07/01/42 (PR 07/01/22)	16,000	17,035,520
Series A, 5.00%, 02/15/43 (PR 02/15/23)	3,500	3,827,250
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,183,920
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	3,050,705
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	9,347,281
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	11,818,700
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	10,773,000
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	4,778,720
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,791,579
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	11,670,162
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,563,211
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	5,745,225
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,484,913
Series A, 5.00%, 10/01/48	500	742,565
Series A, 5.00%, 10/01/50	2,190	3,296,410
Series A, 5.25%, 05/15/21	515	520,320
Series A, 5.25%, 03/15/39 (Call 09/15/28)	5,000	6,261,050
Series A, 5.50%, 05/15/22 (AMBAC)	3,005	3,193,954
Series A, 5.75%, 07/01/27 (NPFGC)	500	588,165
Series A-2, 5.00%, 10/01/46	2,000	2,929,600
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,179,950
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,592,794
Series B, 5.00%, 03/15/21	1,500	1,502,655
Series B, 5.00%, 02/15/22	1,000	1,046,160
Series B, 5.00%, 02/15/23	4,900	5,349,085
Series B, 5.00%, 03/15/23 (Call 03/15/22)	2,500	2,624,400
Series B, 5.00%, 03/15/24 (Call 03/15/22)	9,000	9,438,840
Series B, 5.00%, 02/15/25	3,525	4,136,870
Series B, 5.00%, 02/15/26	5,940	7,191,914
Series B, 5.00%, 03/15/27 (Call 09/15/25)	5,815	6,926,886
Series B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,378,460
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	14,527,656

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/31 (Call 02/15/25)	$8,930	$10,439,706
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,461,300
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	5,871
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,474,224
Series B, 5.00%, 03/15/32 (Call 03/15/24)	4,370	4,953,220
Series B, 5.00%, 02/15/33 (Call 02/15/25)	5,000	5,836,750
Series B, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,421,460
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	7,130,518
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	6,105,100
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	5,871
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,569,765
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,215,850
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,745	3,190,376
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,535,538
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,160,550
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,377,519
Series B, 5.00%, 10/01/38 (Call 04/01/28)	5,700	7,071,591
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,628,952
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	6,325
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,516,520
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,207,690
Series B, 5.00%, 03/15/42 (Call 03/15/22)	17,675	18,457,472
Series B, 5.00%, 03/15/42 (PR 03/15/22)	5	5,249
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,257,580
Series B, 5.00%, 07/01/50 (Call 07/01/29)	2,920	3,593,002
Series B, 5.50%, 03/15/26 (AMBAC)	770	950,627
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,965,170
Series C, 4.00%, 07/01/49 (Call 07/01/29)	1,500	1,715,130
Series C, 5.00%, 03/15/26	4,000	4,859,520
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,850	2,098,104
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,132,810
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	13,530,915
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,379,716
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,095,389
Series C, 5.00%, 02/15/37 (PR 02/15/25)	5	5,871
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,257,860
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,127,650
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,815,465
Series C, 5.00%, 03/15/41 (Call 03/15/21)	17,510	17,567,258
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,237,900
Series D, 3.00%, 02/15/49 (Call 02/15/30)	5,250	5,430,547
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,890,050
Series D, 4.00%, 02/15/40 (Call 02/15/30)	3,625	4,152,329
Series D, 4.00%, 02/15/47 (Call 02/15/30)	14,390	16,137,090
Series D, 5.00%, 02/15/22	1,535	1,605,856
Series D, 5.00%, 02/15/23	1,705	1,861,263
Series D, 5.00%, 02/15/25	2,745	3,221,477
Series D, 5.00%, 02/15/26	10,020	12,131,815
Series D, 5.00%, 02/15/27 (Call 08/15/26)	1,000	1,223,610
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,830,030
Series D, 5.00%, 02/15/29	1,250	1,613,288
Series D, 5.00%, 02/15/33 (Call 02/15/30)	785	1,005,452
Series D, 5.00%, 02/15/37 (Call 02/15/22)	7,300	7,607,476
Series D, 5.00%, 02/15/48 (Call 02/15/30)	5,000	6,112,100
Series E, 3.25%, 03/15/35 (Call 09/15/23)	25,000	26,222,250
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,606,349
Series E, 5.00%, 08/15/21	1,000	1,021,990
Series E, 5.00%, 02/15/23	1,150	1,255,398
Series E, 5.00%, 02/15/24	1,095	1,243,208
Series E, 5.00%, 03/15/27	2,000	2,494,440

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 03/15/29 (Call 09/15/28)	$5,195	$6,665,756
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,795	8,090,874
Series E, 5.00%, 03/15/32 (Call 09/15/25)	300	356,919
Series E, 5.00%, 03/15/34 (Call 09/15/25)	5,000	5,936,350
Series E, 5.00%, 03/15/35 (Call 09/15/28)	6,190	7,686,247
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,421,184
Series E, 5.00%, 03/15/38 (Call 09/15/28)	10,000	12,281,500
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	4,887,640
Series E, 5.00%, 03/15/44 (Call 09/15/28)	5,000	6,049,950
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	3,375,232
Series E, 5.25%, 03/15/33 (Call 03/15/25)	2,305	2,771,417
New York State Environmental Facilities Corp. RB
4.00%, 06/15/49 (Call 06/15/29)	5,670	6,479,506
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,721,594
Series A, 5.00%, 06/15/22	1,020	1,083,403
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,320	1,402,183
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	796,695
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,423,490
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,603,396
Series B, 5.00%, 06/15/28 (Call 06/15/21)	1,400	1,418,956
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,326,212
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,026,500
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	12,320,500
Series D, 5.00%, 06/15/25 (Call 06/15/22)	5,365	5,697,576
Series E, 5.00%, 06/15/47 (Call 06/15/27)	5,595	6,779,965
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	500	501,950
Series A, 5.00%, 04/01/22	1,610	1,693,913
Series A, 5.00%, 04/01/25 (Call 04/01/22)	2,100	2,206,218
Series A, 5.00%, 04/01/28 (Call 04/01/22)	4,400	4,617,668
Series A, 5.00%, 04/01/29 (Call 04/01/22)	9,555	10,025,488
Series A, 5.00%, 04/01/30 (Call 04/01/22)	3,000	3,147,060
Series A, 5.00%, 04/01/31 (Call 04/01/22)	3,920	4,111,296
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,007,320
New York State Thruway Authority RB
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,077,950
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	2,854,291
Series A, 5.00%, 03/15/29 (Call 09/15/21)	3,000	3,074,160
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,048,660
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,174,172
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,649,880
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,800,600
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,910,999
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	2,564,425
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	2,019,063
Series B, 4.00%, 01/01/38 (Call 01/01/30)	2,500	2,870,925
Series B, 4.00%, 01/01/39 (Call 01/01/30)	1,855	2,122,231
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	2,310,520
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	2,276,260
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	8,965,280
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,835,600
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	9,227,790
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,528,920
Series I, 5.00%, 01/01/27 (PR 01/01/22)	1,000	1,040,500
Series I, 5.00%, 01/01/28 (PR 01/01/22)	12,000	12,486,000
Series I, 5.00%, 01/01/31 (PR 01/01/22)	12,200	12,694,100
Series I, 5.00%, 01/01/37 (PR 01/01/22)	8,830	9,187,615
Series I, 5.00%, 01/01/42 (PR 01/01/22)	2,000	2,081,000
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,882,867

Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 01/01/41 (Call 01/01/24)	$2,000	$2,228,260
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,627,000
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	6,199,365
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,141,210
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,235,170
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	3,111,930
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	6,514,207
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	4,565,520
New York State Urban Development Corp. RB
3.00%, 03/15/48 (Call 09/15/30)	5,440	5,588,131
4.00%, 03/15/34 (Call 03/15/30)	5,000	5,828,050
4.00%, 03/15/34 (Call 09/15/30)	2,500	2,934,825
4.00%, 03/15/37 (Call 09/15/30)	2,500	2,898,150
4.00%, 03/15/39 (Call 09/15/30)	7,000	8,056,580
4.00%, 03/15/41 (Call 09/15/30)	2,000	2,292,640
4.00%, 03/15/42 (Call 09/15/30)	9,000	10,284,660
4.00%, 03/15/49 (Call 09/15/30)	9,000	10,180,980
5.00%, 03/15/22	1,500	1,575,285
5.00%, 03/15/23	750	821,820
5.00%, 03/15/26	2,000	2,427,540
5.00%, 03/15/27	1,000	1,244,550
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,136,060
5.00%, 03/15/28	2,000	2,538,320
5.00%, 03/15/29	12,000	15,490,560
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,266,920
5.00%, 03/15/30	2,000	2,624,700
5.00%, 03/15/32 (Call 09/15/30)	2,500	3,263,900
5.00%, 03/15/33 (Call 09/15/30)	5,000	6,471,100
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,601,760
5.00%, 03/15/36 (Call 09/15/30)	1,000	1,268,790
5.00%, 03/15/38 (Call 09/15/30)	5,000	6,289,150
5.00%, 03/15/41 (Call 09/15/30)	10,500	13,063,890
5.00%, 03/15/43 (Call 09/15/30)	2,000	2,474,800
5.00%, 03/15/47 (Call 09/15/30)	10,000	12,328,900
5.00%, 03/15/50 (Call 09/15/30)	2,900	3,563,404
Series A, 4.00%, 03/15/39 (Call 09/15/30)	7,500	8,632,050
Series A, 4.00%, 03/15/40 (Call 09/15/30)	7,910	9,089,302
Series A, 4.00%, 03/15/42 (Call 09/15/29)	2,750	3,114,430
Series A, 4.00%, 03/15/43 (Call 09/15/29)	1,000	1,130,790
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	5,644,600
Series A, 4.00%, 03/15/45 (Call 09/15/29)	2,000	2,252,560
Series A, 4.00%, 03/15/45 (Call 09/15/30)	2,500	2,839,575
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,814,575
Series A, 4.00%, 03/15/49 (Call 09/15/30)	7,500	8,484,150
Series A, 5.00%, 03/15/21	18,225	18,257,258
Series A, 5.00%, 03/15/22	4,995	5,245,699
Series A, 5.00%, 03/15/23	11,855	12,990,235
Series A, 5.00%, 03/15/24	7,495	8,535,531
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	3,014,475
Series A, 5.00%, 03/15/31 (Call 09/15/21)	1,000	1,001,740
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,398,460
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	12,211,600
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,185,300
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,821,915
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	4,354,531
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,801,620
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,905,440
Series A, 5.00%, 03/15/35 (Call 09/15/29)	2,500	3,165,525
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	3,056,920
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,260,780

56	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/37 (Call 09/15/29)	$2,600	$3,263,910
Series A, 5.00%, 03/15/37 (Call 09/15/30)	2,000	2,525,600
Series A, 5.00%, 03/15/39 (Call 09/15/28)	5,000	6,137,150
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,496,440
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	3,113,875
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	4,472,191
Series A, 5.00%, 03/15/42 (Call 09/15/28)	3,095	3,769,927
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,782,609
Series A-1, 5.00%, 03/15/22	2,030	2,131,886
Series A-1, 5.00%, 03/15/23	1,495	1,638,161
Series A-1, 5.00%, 03/15/26	4,000	4,855,080
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,073,846
Series A-1, 5.00%, 03/15/27 (Call 09/15/25)	10,000	11,921,900
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,207,880
Series A-1, 5.00%, 03/15/29 (Call 03/15/23)	1,270	1,387,031
Series A-1, 5.00%, 03/15/30 (Call 03/15/23)	2,500	2,730,375
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	6,944,704
Series A-2, 5.50%, 03/15/21 (NPFGC)	2,500	2,504,875
Series A-2, 5.50%, 03/15/24 (NPFGC)	1,110	1,279,375
Series A3A, VRDN,0.03%, 03/15/33 (Put 03/05/21)(b)(c)	2,000	2,000,000
Series C, 5.00%, 03/15/22	3,020	3,171,574
Series C, 5.00%, 03/15/41 (Call 09/15/27)	2,640	3,194,268
Series C, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,811,925
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,237,420
Series D, 5.00%, 03/15/21	5,000	5,008,850
Series D, 5.00%, 03/15/23	5,160	5,654,122
Series E, 4.00%, 03/15/35 (Call 03/15/30)	2,470	2,871,079
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,500	1,735,545
Series E, 4.00%, 03/15/37 (Call 03/15/30)	1,500	1,727,535
Series E, 4.00%, 03/15/41 (Call 03/15/30)	5,000	5,697,050
Series E, 5.00%, 03/15/21	520	520,920
Series E, 5.00%, 03/15/23	10,000	10,957,600
Series E, 5.00%, 03/15/24 (Call 03/15/23)	5,445	5,967,829
Series E, 5.00%, 03/15/25	16,025	18,857,258
Series E, 5.00%, 03/15/26	7,245	8,793,764
Series E, 5.00%, 03/15/28	3,000	3,807,480
Series E, 5.00%, 03/15/30	3,000	3,937,050
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	2,500	2,845,725
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,242,700
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,855,515
Port Authority of New York & New Jersey RB
4.00%, 09/01/39 (Call 09/01/29)	2,000	2,311,620
4.00%, 12/15/41 (Call 06/15/24)	1,000	1,066,200
4.00%, 09/01/49 (Call 09/01/29)	2,000	2,265,120
4.00%, 11/01/49 (Call 11/01/29)	1,500	1,702,020
5.00%, 07/15/33 (Call 01/15/22)	2,250	2,251,800
5.00%, 09/01/33 (Call 09/01/29)	1,500	1,907,940
5.00%, 09/01/34 (Call 09/01/29)	5,000	6,334,400
5.00%, 09/01/36 (Call 09/01/24)	4,770	5,436,464
5.00%, 09/01/36 (Call 09/01/29)	3,100	3,898,529
5.00%, 09/01/39 (Call 09/01/24)	1,915	2,173,353
5.00%, 11/01/44 (Call 11/01/29)	1,500	1,849,140
Series 116, 5.00%, 01/15/41 (Call 03/08/21)	4,390	4,393,512
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	2,000	2,071,060
Series 179, 5.00%, 12/01/22	1,535	1,664,293
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,113,680
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,330,677
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,756,125

Security	Par (000)	Value

New York (continued)
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	$1,200	$1,411,296
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,793,350
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,294,440
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,085,650
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,378,440
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,661,422
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,557,190
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	4,500	5,329,035
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	10,320	12,053,038
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,162,990
Series 198, 5.00%, 11/15/41 (Call 11/15/26)	9,475	11,447,221
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	9,755,273
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	11,358,865
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,789,257
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,495,720
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	3,195,983
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,359,820
Series 222, 4.00%, 07/15/38 (Call 07/15/30)	9,430	10,965,770
Series 222, 5.00%, 07/15/32 (Call 07/15/30)	1,000	1,302,590
Series 222, 5.00%, 07/15/34 (Call 07/15/30)	4,500	5,808,015
Series 224, 4.00%, 07/15/40 (Call 07/15/31)	3,850	4,498,340
Series 224, 4.00%, 07/15/41 (Call 07/15/31)	1,200	1,396,812
Series 224, 4.00%, 07/15/46 (Call 07/15/31)	11,350	13,042,625
Series 5, 5.38%, 03/01/28	1,965	2,307,480
Series NY, 4.00%, 09/01/43 (Call 09/01/28)	5,000	5,697,450
Series NY, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,853,203
Series NY, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,238,500
Series NY, 5.00%, 09/01/48 (Call 09/01/28)	1,360	1,639,494
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	569,465
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/21	1,485	1,529,951
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,323,480
Series A, 5.00%, 10/15/26 (Call 10/15/24)	4,590	5,325,226
Series A, 5.00%, 10/15/27 (Call 10/15/24)	5,030	5,825,847
Series A, 5.00%, 10/15/28 (Call 10/15/24)	7,860	9,088,361
Series A, 5.00%, 10/15/29 (Call 10/15/24)	5,685	6,564,583
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,030	8,114,940
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	21,780	22,996,413
Series E, 4.25%, 12/15/41 (Call 12/15/21)	6,000	6,141,660
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,120,600
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,430,230
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	10,800	8,844,660
Series A, 0.00%, 11/15/31(a)	2,000	1,591,000
Series A, 0.00%, 11/15/32(a)	1,800	1,391,364
Series A, 4.00%, 11/15/42 (Call 11/15/22)	4,685	4,875,211
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	3,342,420
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	6,680,100
Series A, 4.00%, 11/15/54 (Call 11/15/30)	5,425	6,112,130
Series A, 5.00%, 11/15/22	3,360	3,632,798
Series A, 5.00%, 01/01/23 (PR 01/01/22)	710	738,756
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,300	1,352,650
Series A, 5.00%, 01/01/26 (PR 01/01/22)	735	764,768
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,181,340
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,120	1,165,360
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,090,440
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,192,610
Series A, 5.00%, 11/15/44 (Call 05/15/28)	6,000	7,226,220

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/45 (Call 05/15/28)	$4,100	$4,930,824
Series A, 5.00%, 11/15/46 (Call 05/15/26)	7,900	9,136,982
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	10,889,093
Series A, 5.00%, 11/15/49 (Call 05/15/29)	10,280	12,533,890
Series A, 5.00%, 11/15/49 (Call 11/15/30)	7,000	8,774,360
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	4,983,680
Series B, 0.00%, 11/15/32(a)	4,745	3,797,471
Series B, 5.00%, 11/15/21	30	31,026
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,079,900
Series B, 5.00%, 11/15/26 (Call 11/15/22)	2,755	2,974,133
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,726,992
Series B, 5.00%, 11/15/30	1,000	1,329,900
Series B, 5.00%, 11/15/31	1,000	1,347,320
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,221,190
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,417,340
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,621,636
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,406,340
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,632,762
Series C, 3.00%, 11/15/45 (Call 11/15/29)	17,745	18,479,466
Series C-1, 5.00%, 11/15/25	3,130	3,760,257
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	4,485,008
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	4,440	5,308,331
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,272,143
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,393,162
5.00%, 12/15/39 (Call 12/15/27)	8,660	10,642,534
5.00%, 12/15/40 (Call 12/15/27)	10,155	12,459,576
5.00%, 12/15/41 (Call 12/15/27)	4,000	4,896,800
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,438,460
Series A, 5.00%, 12/15/35 (Call 06/15/26)	2,000	2,402,800
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,622,240
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,450	3,664,349
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	542,430
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,323,355
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,370,200
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	16,195	18,102,609

		4,814,106,679

North Carolina — 1.4%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	3,975	4,038,799
5.00%, 07/01/22	1,475	1,569,842
5.00%, 07/01/31 (Call 07/01/30)	6,875	9,172,694
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,151,860
City of Raleigh NC Combined Enterprise System Revenue RB, Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	7,525,172
County of Guilford NC GO, 5.00%, 03/01/25	1,830	2,159,107
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,225	1,269,639
County of Wake NC GO
Series A, 5.00%, 03/01/24	3,490	3,976,227
Series A, 5.00%, 04/01/25	1,215	1,437,564
Series C, 5.00%, 03/01/21	2,545	2,545,000
Series C, 5.00%, 03/01/25	6,695	7,899,029
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,000	1,201,510
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,398,740
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	130	134,714
Series B, 6.00%, 01/01/22 (ETM)	390	408,896

Security	Par (000)	Value

North Carolina (continued)
Series D, 5.00%, 01/01/23 (PR 07/01/22)	$5,000	$5,322,900
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	2,982,600
North Carolina Turnpike Authority RB
0.00%, 01/01/44 (Call 01/01/30)(a)	7,340	3,788,541
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	1,073,225
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,266,080
4.00%, 01/01/55 (Call 01/01/30)	2,000	2,195,460
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	2,242,100
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,377,460
5.00%, 07/01/41 (Call 07/01/22)	1,500	1,523,880
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,392,400
5.00%, 01/01/49 (Call 01/01/30)	3,800	4,513,450
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,000	2,449,740
State of North Carolina GO
Series A, 5.00%, 06/01/22	10,620	11,265,696
Series A, 5.00%, 06/01/23	10,650	11,787,526
Series A, 5.00%, 06/01/27	5,000	6,311,400
Series A, 5.00%, 06/01/27 (Call 06/01/26)	2,000	2,442,120
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	6,078,500
Series B, 5.00%, 06/01/25	13,500	16,062,435
Series B, 5.00%, 06/01/26	8,925	10,947,494
Series B, 5.00%, 06/01/27	1,500	1,893,420
Series B, 5.00%, 06/01/28	8,690	11,230,348
Series B, 5.00%, 06/01/29	1,000	1,319,080
Series C, 4.00%, 05/01/22	1,280	1,337,741
Series C, 5.00%, 05/01/21	2,065	2,081,582
State of North Carolina RB
5.00%, 03/01/21	7,000	7,000,000
5.00%, 03/01/22	835	875,339
5.00%, 03/01/24	6,625	7,519,022
5.00%, 03/01/25	3,500	4,106,620
5.00%, 03/01/27	5,000	6,218,400
5.00%, 03/01/28	7,000	8,890,350
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,288,060
5.00%, 03/01/31 (Call 03/01/29)	2,500	3,198,500
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,798,810
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,202,490
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,941,782
Series B, 3.00%, 05/01/32 (Call 05/01/30)	2,000	2,272,500
Series B, 3.00%, 05/01/33 (Call 05/01/30)	1,500	1,690,620
Series B, 5.00%, 05/01/21	3,000	3,024,090
Series B, 5.00%, 11/01/21	2,560	2,643,226
Series B, 5.00%, 05/01/22	1,000	1,056,740
Series B, 5.00%, 05/01/23	5,000	5,509,650
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	820,464
Series B, 5.00%, 05/01/24	4,520	5,175,038
Series B, 5.00%, 05/01/25	5,000	5,914,300
Series B, 5.00%, 06/01/25	4,310	5,112,048
Series B, 5.00%, 05/01/26	1,500	1,830,330
Series B, 5.00%, 06/01/26	1,000	1,223,130
Series B, 5.00%, 05/01/27	2,000	2,506,960
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	8,101,145
Series B, 5.00%, 05/01/29	1,500	1,961,730
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,241,580
Series B, 5.00%, 05/01/31 (Call 05/01/30)	1,500	1,987,020
Series B, 5.00%, 05/01/33 (Call 05/01/30)	3,110	4,079,169
Series B, 5.00%, 05/01/34 (Call 05/01/30)	2,500	3,265,700
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,713,810
Series C, 5.00%, 05/01/30 (PR 05/01/21)	6,000	6,047,880

58	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	$1,000	$1,084,230

		282,074,704

Ohio — 1.4%
American Municipal Power Inc. RB 5.00%, 02/15/25	2,250	2,631,330
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,573,200
5.00%, 02/15/35 (Call 02/15/30)	4,000	5,072,520
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	993,543
Cincinnati City School District GO 5.25%, 12/01/25 (NPFGC)	20	24,325
5.25%, 12/01/30 (NPFGC)	1,000	1,363,580
City of Columbus OH GO
Series 1, 5.00%, 07/01/23	1,860	2,064,674
Series 1, 5.00%, 07/01/25	1,860	2,211,224
Series 1, 5.00%, 07/01/26	1,505	1,844,272
Series 2017-1, 5.00%, 04/01/24	10,240	11,685,478
City of Columbus OH Sewerage Revenue RB 5.00%, 06/01/28 (PR 12/01/24)	2,150	2,513,952
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,897,077
5.00%, 06/01/32 (Call 06/01/26)	2,525	3,053,584
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	9,044,218
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,137,440
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,202,010
Northeast Ohio Regional Sewer District RB, 4.00%, 11/15/49 (Call 11/15/24)	8,560	9,225,540
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,869,714
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,203,411
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,182,860
Series E, VRDN,0.00%, 06/01/35 (Put 03/05/21)(a)(b)(c)	15,000	15,000,000
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	6,795	7,615,768
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,466,780
Series A, 5.00%, 02/15/46 (Call 02/15/31)	6,750	8,574,727
Series A, 5.00%, 02/15/51 (Call 02/15/31)	1,000	1,263,610
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	6,500	7,099,755
Series A-1, 5.25%, 02/15/33 (Call 02/15/23)	1,000	1,087,870
Series A-2, 0.00%, 02/15/37(a)	6,880	4,768,734
Series A-2, 0.00%, 02/15/40(a)	2,500	1,566,725
Series A-2, 0.00%, 02/15/41(a)	7,095	4,287,792
Series S, 0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,610,379
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,338,260
Ohio Water Development Authority RB 5.00%, 06/01/28 (Call 03/01/28)	2,000	2,555,720
5.00%, 12/01/29 (Call 09/01/29)	9,500	12,533,825
5.00%, 06/01/44 (Call 12/01/29)	5,000	6,291,700
Series A, 5.00%, 12/01/28	1,000	1,305,830
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	8,719,471
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 12/01/21	2,500	2,591,100
5.00%, 06/01/22	1,215	1,288,556
5.00%, 06/01/23	1,700	1,880,778
5.00%, 12/01/23	7,590	8,568,123
Series 2015-A, 5.00%, 12/01/25	6,935	8,386,287

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 06/01/32 (Call 06/01/30)	$2,500	$3,312,475
Series A, 5.00%, 12/01/39 (Call 06/01/30)	3,400	4,388,346
Series A, 5.00%, 12/01/40 (Call 06/01/30)	2,000	2,574,020
Series A, 5.00%, 12/01/50 (Call 06/01/30)	7,960	10,061,679
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,678,110
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,931,265
Series B, 5.00%, 12/01/38 (Call 12/01/29)	1,000	1,283,740
Series B, 5.00%, 12/01/44 (Call 12/01/29)	3,815	4,803,467
South-Western City School District GO, 4.00%, 12/01/42 (PR 06/01/22) (SD CRED PROG)	10,000	10,480,800
State of Ohio GO
Series A, 5.00%, 09/15/22	1,305	1,402,705
Series A, 5.00%, 12/15/22	3,000	3,260,550
Series A, 5.00%, 12/15/23	7,265	8,213,446
Series A, 5.00%, 09/15/24	3,035	3,522,907
Series A, 5.00%, 12/15/24	3,580	4,191,106
Series B, 5.00%, 09/15/23	10,000	11,196,300
Series B, 5.00%, 08/01/24	5,950	6,877,248
Series B, 5.00%, 09/15/25	4,220	5,064,549
Series B, 5.00%, 09/15/26	4,500	5,554,170
Series B, 5.00%, 09/15/27	1,500	1,894,755
Series C, 5.00%, 09/15/21	1,000	1,026,260
Series C, 5.00%, 08/01/27	1,380	1,738,262
Series C, 5.00%, 08/01/28	8,500	10,948,765
Series U, 5.00%, 05/01/28	1,200	1,537,260
State of Ohio RB, Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,209,990
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (Call 12/01/27)	1,000	1,195,100

		287,943,017

Oklahoma — 0.2%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,610	3,209,439
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,500	1,832,910
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,518,636
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,208,660
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,227,080
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,090,833
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,209,760
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,927,805
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	6,966,994
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,789,356
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	2,262,200
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	4,375,267
Series D, 5.00%, 01/01/25	2,250	2,632,410
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,151,100

		44,402,450

Oregon — 0.7%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,500	1,518,015
Series B, 5.00%, 06/15/22	2,000	2,124,320
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	2,087,585
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,788,166

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
County of Multnomah OR GO, Series A, 5.00%, 06/15/27	$10,000	$12,599,700
Hillsboro School District No. 1J GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,712,488
Multnomah County School District No. 1 Portland/OR GO 5.00%, 06/15/23 (GTD)	8,000	8,866,400
5.00%, 06/15/24 (GTD)	2,025	2,329,277
5.00%, 06/15/27 (GTD)	2,500	3,146,425
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,185,520
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,020	2,218,404
Series C, 5.00%, 04/01/24	4,000	4,564,640
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,369,804
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,528,210
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,342,440
Salem-Keizer School District No. 24J GO 5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,554,088
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	6,197,850
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,236,450
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,233,620
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	5,000	5,850,250
Series A, 5.00%, 11/15/23	5,150	5,799,209
Series A, 5.00%, 11/15/24	4,555	5,311,995
Series A, 5.00%, 11/15/28 (PR 11/15/24)	3,630	4,244,559
Series A, 5.00%, 11/15/29 (PR 11/15/24)	2,000	2,338,600
Series A, 5.00%, 11/15/31 (PR 11/15/24)	7,015	8,202,639
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,291,350
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,597,123
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,255,740
Series A, 5.00%, 11/15/39 (Call 11/15/29)	5,605	7,150,803
Series A, 5.00%, 11/15/40 (Call 11/15/30)	5,000	6,475,200
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,381,875
Series A, 5.00%, 05/01/44 (Call 05/01/29)	5,060	6,296,512
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,813,335
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (Call 09/01/27)	1,000	1,191,940
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	3,045,250
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	3,036,850

		141,886,632

Pennsylvania — 2.7%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	3,000	3,573,030
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,167,730
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	500	554,170
Series A, 5.00%, 08/01/26	1,500	1,831,725
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 07/01/45 (Call 07/01/24)	5,755	6,473,109
Series A, 5.00%, 11/01/45 (Call 11/01/30)	2,000	2,521,280
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	5,141,020
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,811,400
Series A, 5.00%, 11/01/50 (Call 11/01/30)	1,500	1,870,335
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,189,310
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	4,904,480

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	$7,300	$7,431,254
5.00%, 07/15/26	2,000	2,446,420
5.00%, 07/15/27	14,870	18,658,132
5.00%, 07/15/28	2,000	2,565,480
5.00%, 07/15/29	6,000	7,848,480
5.38%, 07/01/21	4,950	5,035,783
First Series, 4.00%, 04/01/29 (Call 04/01/23)	15,000	15,951,750
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,460,500
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	7,947,000
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,086,330
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,207,620
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	9,317,073
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,440,010
First Series, 5.00%, 03/15/21	2,000	2,003,540
First Series, 5.00%, 07/01/21	3,990	4,054,199
First Series, 5.00%, 04/01/22	2,280	2,399,335
First Series, 5.00%, 07/01/22	9,720	10,344,997
First Series, 5.00%, 08/15/22	2,500	2,675,500
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,688,920
First Series, 5.00%, 01/01/23	6,500	7,062,250
First Series, 5.00%, 03/15/23	2,030	2,225,266
First Series, 5.00%, 04/01/23	5,120	5,622,886
First Series, 5.00%, 08/15/23	2,980	3,321,657
First Series, 5.00%, 01/01/24	1,500	1,693,710
First Series, 5.00%, 03/01/24	3,645	4,141,084
First Series, 5.00%, 06/15/24	2,000	2,295,560
First Series, 5.00%, 07/01/24	1,900	2,184,183
First Series, 5.00%, 08/15/24	2,400	2,770,608
First Series, 5.00%, 09/15/24	4,755	5,504,863
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,068,400
First Series, 5.00%, 01/01/25	7,555	8,817,063
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,494,750
First Series, 5.00%, 08/15/25	7,765	9,244,854
First Series, 5.00%, 09/15/25	1,500	1,790,520
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,849,564
First Series, 5.00%, 09/15/26	3,605	4,429,680
First Series, 5.00%, 01/01/27	3,500	4,334,295
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,121,080
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	14,809,680
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,068,400
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	9,747,948
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,971,840
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,762,800
Second Series, 5.00%, 07/01/21	500	508,045
Second Series, 5.00%, 09/15/21	3,500	3,591,315
Second Series, 5.00%, 01/15/22	2,300	2,396,876
Second Series, 5.00%, 09/15/22	4,450	4,780,323
Second Series, 5.00%, 10/15/23	1,200	1,346,268
Second Series, 5.00%, 01/15/24	1,540	1,741,386
Second Series, 5.00%, 09/15/24	1,500	1,736,550
Second Series, 5.00%, 01/15/25	1,365	1,595,016
Second Series, 5.00%, 09/15/25	1,310	1,563,721
Second Series, 5.00%, 09/15/26	5,725	7,034,651
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,119,100
Second Series, 5.00%, 01/15/27	4,680	5,801,375
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,420	6,689,689
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	2,400	2,946,096
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	2,400	2,677,152
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,114,920

60	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	$3,450	$3,845,543
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,785,225
Second Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	11,380,669
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,344,310
County of Allegheny PA GO
Series C, 4.00%, 11/01/49 (Call 11/01/30)	1,160	1,350,959
Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,796,985
Delaware River Joint Toll Bridge Commission RB 5.00%, 07/01/42 (Call 07/01/27)	1,565	1,883,947
5.00%, 07/01/47 (Call 07/01/27)	4,250	5,065,447
Delaware River Port Authority RB 5.00%, 01/01/33 (Call 01/01/24)	2,000	2,239,620
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,685,195
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	1,066,056
Series B, 5.00%, 01/01/23	1,105	1,198,671
Series B, 5.00%, 01/01/26	1,750	2,105,093
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	3,110	4,008,914
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	5,495	5,758,210
Pennsylvania Higher Educational Facilities Authority RB, Series A, 5.00%, 05/01/31 (PR 05/01/21)	700	705,523
Pennsylvania State University (The) RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,621,338
Pennsylvania Turnpike Commission RB 0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	2,194,360
4.00%, 12/01/43 (Call 12/01/30)	2,000	2,299,820
4.00%, 12/01/44 (Call 12/01/30)	3,000	3,435,390
4.00%, 12/01/45 (Call 12/01/30)	9,470	10,815,971
4.00%, 12/01/46 (Call 12/01/30)	3,300	3,711,840
4.00%, 12/01/50 (Call 12/01/30)	13,545	15,185,029
5.00%, 12/01/23	3,995	4,505,122
5.00%, 12/01/25	1,050	1,266,993
5.00%, 12/01/31 (Call 12/01/27)	1,500	1,852,785
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,431,460
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	3,500	4,265,695
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,373,944
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,830,875
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	3,992,975
Series A, 5.00%, 12/01/30 (Call 12/01/26)	3,840	4,649,894
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,875,405
Series A, 5.00%, 12/01/37 (PR 12/01/22)	1,120	1,214,338
Series A, 5.00%, 12/01/39 (Call 12/01/29)	10,000	12,437,400
Series A, 5.00%, 12/01/42 (PR 12/01/21)	4,725	4,893,229
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,351,431
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,780	7,026,862
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,225,990
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,040	1,230,341
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,703,325
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	8,059,940
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	3,028,300
Series A-1, 5.00%, 12/01/43 (PR 12/01/22)	1,040	1,127,599
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	17,370	20,334,712
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,832,880
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,801,680
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,337,380
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	5,201,605
Series B, 5.00%, 12/01/50 (Call 12/01/30)	2,000	2,479,640
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,341,820

Security	Par (000)	Value

Pennsylvania (continued)
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	$2,500	$3,062,575
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	3,000,925
Series C, 5.00%, 12/01/39 (Call 12/01/24)	1,500	1,707,360
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,572,984
Series C, 5.00%, 12/01/43 (PR 12/01/23)	4,555	5,145,647
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,395,580
Series E, 0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,462,400
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	922,113
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,663,779
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,756,635
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,225,830
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	7,810,282
State Public School Building Authority RB 5.50%, 06/01/28 (AGM, SAW)	470	600,322
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,420,040
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	1,000	1,114,770

		559,594,313

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,208,360
Series B, 5.00%, 06/15/26	2,500	3,039,375
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,992,100
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	4,329,415
Rhode Island Health and Educational Building Corp. RB, Series A, 4.00%, 09/01/37 (Call 09/01/27)	4,500	5,136,210

		17,705,460

South Carolina — 0.4%
Charleston Educational Excellence Finance Corp. RB 5.00%, 12/01/25 (Call 12/01/23)	2,800	3,140,872
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,312,162
5.00%, 12/01/30 (PR 12/01/23)	2,000	2,256,380
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/49 (Call 01/01/30)	7,955	9,990,844
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/49 (Call 02/01/29)	2,500	3,067,550
County of Charleston SC GO, 5.00%, 11/01/22	2,385	2,576,325
Piedmont Municipal Power Agency RB, Series A-2, 5.00%, 01/01/22 (Call 03/29/21)	1,000	1,003,600
South Carolina Public Service Authority RB
Series A, 4.00%, 12/01/40 (Call 12/01/30)	3,000	3,479,430
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,398,640
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,566,190
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,619,354
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,225,100
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,430,800
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,515,360
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,332,389
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,385,760
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,755,908
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,603,890
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,256,312
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,604,778

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Series C, 5.00%, 12/01/36 (Call 12/01/21)	$1,500	$1,544,190
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,693,755
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,988,365
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,681,760
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,015,010
Series A, 5.00%, 10/01/24	1,000	1,155,590
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	1,029,410
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	738,145
State of South Carolina GO, Series A, 4.00%, 04/01/22 (Call 02/27/21)	1,000	1,000,000

		89,367,869

Tennessee — 0.5%
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,352,820
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/45 (Call 10/01/30)	3,000	3,797,130
County of Shelby TN GO
Series A, 5.00%, 03/01/23	7,000	7,664,930
Series A, 5.00%, 03/01/24	1,000	1,138,350
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/36 (Call 05/15/22)	1,025	1,035,004
Series A, 5.00%, 05/15/46 (Call 05/15/31)	1,000	1,278,120
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/32 (Call 01/01/31)	5,000	6,237,850
4.00%, 07/01/34 (Call 07/01/28)	5,180	6,123,485
4.00%, 07/01/36 (Call 07/01/28)	5,000	5,876,300
5.00%, 07/01/22	5,875	6,256,052
5.00%, 07/01/23 (PR 07/01/22)	4,000	4,258,189
5.00%, 01/01/24	3,810	4,311,282
5.00%, 07/01/24 (Call 07/01/23)	2,275	2,523,089
5.00%, 01/01/25	2,060	2,412,672
5.00%, 07/01/27	1,000	1,258,540
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,801,540
5.00%, 07/01/32 (Call 07/01/28)	5,000	6,281,600
Series A, 5.00%, 01/01/29 (PR 01/01/23)	1,135	1,234,278
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,537,745
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,479,740
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,463,720
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	3,000	3,153,000
Series A, 5.00%, 08/01/21	1,000	1,020,100
Series A, 5.00%, 08/01/22	6,265	6,693,087
Series B, 5.00%, 08/01/23	3,250	3,619,590
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/43 (PR 11/01/22) (HERBIP)	11,205	12,096,022
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	5,992,600
Series B, 5.00%, 11/01/40 (PR 11/01/25) (HERBIP)	4,025	4,838,292

		111,735,127

Texas — 8.8%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,263,460
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,755,280

Security	Par (000)	Value

Texas (continued)
Aledo Independent School District GO, 4.00%, 02/15/45 (Call 02/15/29) (PSF)	$1,000	$1,151,460
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,663,860
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,948,630
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/50	5,000	7,560,450
Series B, VRDN,0.00%, 08/01/33 (Put 03/05/21)(a)(b)(c)	6,220	6,220,000
Series E, 5.00%, 08/15/23	3,000	3,344,730
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40 (Call 01/01/26)	6,355	7,254,614
5.00%, 01/01/42 (PR 01/01/23)	1,560	1,694,940
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,704,374
Series A, 5.00%, 01/01/40 (Call 07/01/25)	6,060	6,881,312
Series A, 5.00%, 01/01/43 (PR 01/01/23)	2,500	2,716,250
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,817,275
Series E, 5.00%, 01/01/45 (Call 01/01/30)	2,500	3,045,375
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a)	115	114,907
Series A, 5.00%, 08/15/39 (Call 08/15/30)	5,000	6,297,850
Series A, 5.00%, 08/15/41 (PR 08/15/22)	20,095	21,511,898
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	524,070
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,816,325
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,245,720
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,681,755
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	21,216,810
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	11,363,047
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,072,260
Series A, 5.00%, 11/15/45 (Call 11/15/25)	16,000	18,687,200
Series A, 5.00%, 11/15/45 (Call 11/15/30)	3,905	5,017,534
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	3,936,598
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,764,940
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,075,630
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,716,272
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,031,090
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,217,380
5.00%, 11/15/42 (Call 11/15/22)	8,000	8,579,440
Series C, 5.00%, 11/15/45 (Call 11/15/30)	2,000	2,569,800
Series C, 5.00%, 11/15/50 (Call 11/15/30)	12,000	15,347,760
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/31 (Call 03/29/21) (AMBAC)	5	5,017
City of Corpus Christi TX Utility System Revenue RB, Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,304,820
City of Dallas TX GOL
5.00%, 02/15/23	1,650	1,800,876
5.00%, 02/15/24	1,800	2,043,342
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,691,910
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/40 (PR 10/01/21)	1,500	1,542,375
5.00%, 10/01/46 (Call 10/01/27)	2,500	3,017,975
Series A, 5.00%, 10/01/24	3,000	3,481,830
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,675,366
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,671,244
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,341,315
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	1,942,143

62	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 10/01/32 (Call 10/01/26)	$5,510	$6,658,394
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,930,250
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,500	8,883,075
Series C, 5.00%, 10/01/45 (Call 10/01/30)	2,000	2,592,220
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	1,000	1,124,470
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,430,800
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/26 (PR 07/01/21)	2,750	2,793,780
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,603,864
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,547,338
Series B, 5.00%, 07/01/31 (PR 07/01/22)	1,500	1,595,835
Series B, 5.00%, 07/01/32 (PR 07/01/22)	1,000	1,063,890
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,804,680
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,790,068
City of Houston TX Combined Utility System Revenue RB
Series A, 5.00%, 11/15/33 (Call 11/15/30)	10,585	14,029,888
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,286,240
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	6,620,473
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,835,040
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,897,200
Series B, 5.00%, 11/15/43 (PR 11/15/23)	1,000	1,127,870
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	1,056,730
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,765,560
Series C, 4.00%, 11/15/49 (Call 11/15/30)	5,085	5,944,263
Series C, 5.00%, 05/15/21	1,205	1,216,917
Series C, 5.00%, 05/15/22	2,500	2,645,950
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,428,160
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,282,893
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,275,690
Series D, 5.00%, 11/15/33 (PR 11/15/21)	4,000	4,136,800
Series D, 5.00%, 11/15/36 (PR 11/15/21)	2,650	2,740,630
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,275,400
City of Houston TX GOL
Series A, 5.00%, 03/01/24	2,000	2,276,060
Series A, 5.00%, 03/01/25	2,350	2,764,446
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,744,666
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	2,102,118
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/47 (Call 02/01/27)	3,970	4,408,685
5.00%, 02/01/22	5,400	5,639,112
5.00%, 02/01/23	1,050	1,145,162
5.00%, 02/01/27	3,000	3,730,980
5.00%, 02/01/34 (Call 02/01/30)	2,000	2,583,400
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,595,660
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,836,289
5.00%, 02/01/47 (Call 02/01/27)	7,500	8,929,275
5.00%, 02/01/47 (Call 08/01/27)	2,500	3,014,675
5.00%, 02/01/48 (PR 02/01/23)	10,250	11,176,907
5.25%, 02/01/24	2,620	2,988,110
5.25%, 02/01/25	1,420	1,679,008
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	1,275	1,495,231
5.00%, 02/01/25 (ETM)	1,265	1,482,669
5.00%, 02/01/31 (Call 02/01/26)	2,000	2,373,880
5.00%, 02/01/36 (Call 02/01/30)	4,000	5,164,720
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,486,340
Series A, 5.00%, 02/01/26	1,750	2,117,868

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX GOL, 5.00%, 02/01/25	$6,560	$7,698,685
Conroe Independent School District GO, Series A, 5.00%, 02/15/29 (PSF)	20,000	26,121,400
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,299,143
5.00%, 06/15/38 (PR 06/15/24)	7,670	8,828,784
5.00%, 06/15/43 (Call 06/15/26)	1,250	1,488,975
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,585,420
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,516,681
Series A, 5.00%, 10/01/25	5,000	6,004,250
Series A, 5.00%, 10/01/25 (Call 10/01/24)	4,225	4,911,774
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,705	2,044,022
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,525	1,640,382
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,418,680
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	4,150,866
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,192,270
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,221,100
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,123,430
4.00%, 02/15/34 (Call 02/15/25) (PSF)	10,000	11,172,200
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	3,444,655
5.00%, 02/15/25 (PSF)	1,610	1,893,907
5.00%, 02/15/26 (PSF)	4,810	5,840,879
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,450	1,748,947
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,196,200
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	3,785	4,299,079
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,627,818
Dallas Area Rapid Transit RB
5.00%, 12/01/32 (Call 12/01/29)	5,000	6,488,850
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,650,578
5.00%, 12/01/42 (PR 12/01/22)	3,330	3,610,486
5.25%, 12/01/28	250	328,065
5.25%, 12/01/29 (AMBAC)	1,050	1,404,155
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,506,686
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	7,742,315
Series A, 5.00%, 12/01/48 (Call 12/01/25)	12,500	14,590,875
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	9,165,440
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,123,430
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,068,470
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	533,705
Dallas/Fort Worth International Airport RB
4.00%, 11/01/34 (Call 11/01/30)	9,500	11,382,805
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,387,540
Series A, 4.00%, 11/01/34 (Call 11/01/30)	250	299,548
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,085	6,070,320
Series A, 5.00%, 11/01/27	1,000	1,253,630
Series A, 5.00%, 11/01/30	1,000	1,319,410
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,305,370
Series B, 5.00%, 11/01/38 (Call 11/01/22)	6,860	7,343,561
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,603,410
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,055,900
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,121,620
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,367,561
Denton Independent School District GO
5.00%, 08/15/48 (Call 08/15/27) (PSF)	3,500	4,238,640

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 08/15/48 (Call 08/15/28) (PSF)	$1,500	$1,702,260
Series A, 5.00%, 08/15/40 (PR 08/15/25) (PSF)	2,000	2,391,920
Series A, 5.00%, 08/15/45 (PR 08/15/25) (PSF)	5,000	5,979,800
Fort Bend Grand Parkway Toll Road Authority RB
4.00%, 03/01/46 (Call 03/01/22)	4,400	4,512,860
5.00%, 03/01/37 (Call 03/01/22)	1,000	1,045,010
Fort Worth Independent School District GO
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	4,087,230
5.00%, 02/15/43 (Call 02/15/27) (PSF)	5,000	6,037,000
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,285	2,656,861
Grand Parkway Transportation Corp. RB
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	2,084,820
First Series, 4.00%, 10/01/45 (Call 04/01/30)	12,400	14,220,940
First Series, 4.00%, 10/01/49 (Call 04/01/30)	21,955	25,003,891
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,718,320
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,472,140
Series A, 5.00%, 10/01/43 (Call 04/01/28)	10,995	13,454,362
Series A, 5.00%, 10/01/48 (Call 04/01/28)	13,965	16,993,450
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,700,355
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,253,340
Series B, 5.00%, 04/01/53 (PR 10/01/23)	6,000	6,732,600
Series B, VRDN,5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,103,300
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,470	4,036,755
Series A, 5.00%, 10/01/23	5,000	5,606,550
Series A, 5.25%, 10/01/21	1,115	1,148,116
Series A, 5.25%, 10/01/21 (ETM)	285	293,211
Harris County Toll Road Authority (The) RB
4.00%, 08/15/50 (Call 08/15/30)	10,000	11,663,300
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,499,260
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,742,980
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	5,057,497
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	514,325
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	536,000
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,546,041
Houston Community College System GOL
4.00%, 02/15/43 (PR 02/15/23)	5,000	5,369,100
5.00%, 02/15/33 (PR 02/15/23)	2,000	2,186,600
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,463,917
5.00%, 02/15/23 (PSF)	3,075	3,358,084
5.00%, 02/15/25 (PSF)	2,680	3,153,744
5.00%, 02/15/26 (PSF)	1,175	1,428,107
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,239,110
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,806,596
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,713,883
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,202,390
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,990,450
Katy Independent School District GO, 4.00%, 02/15/48 (Call 02/15/28) (PSF)	3,650	4,218,049
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,395,490
Leander Independent School District GO
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,257,170
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,747,080
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	22,990	7,739,124
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,954,360
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	228,509

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	$4,940	$5,655,658
Series A, 5.00%, 08/15/21 (PSF)	5,000	5,110,200
Series B, 5.00%, 08/15/25	2,535	3,030,440
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,224,080
Lower Colorado River Authority RB
5.00%, 05/15/22	3,000	3,174,750
5.00%, 05/15/25	1,000	1,179,220
5.00%, 05/15/28	1,000	1,270,070
5.00%, 05/15/39 (Call 05/15/30)	2,000	2,521,260
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,601,939
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,209,330
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,564,162
5.00%, 05/15/46 (Call 05/15/30)	2,500	3,090,300
Series A, 5.00%, 05/15/39 (Call 05/15/22)	4,950	5,196,708
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (PR 11/01/21)	1,000	1,032,310
Series A, 5.00%, 11/01/41 (PR 11/01/21)	1,000	1,032,310
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	811,250
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	666,782
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	6,000	6,626,400
North Texas Tollway Authority RB
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,673,265
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,166,770
First Series, 0.00%, 01/01/33 (AGC)(a)	3,450	2,726,259
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	2,261,285
Series A, 4.00%, 01/01/36 (Call 01/01/29)	8,300	9,638,541
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	5,953,006
Series A, 4.00%, 01/01/37 (Call 01/01/29)	7,000	8,084,300
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	4,031,086
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	2,253,200
Series A, 5.00%, 01/01/22	5,600	5,820,760
Series A, 5.00%, 01/01/23	5,415	5,868,831
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	542,660
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,500	2,818,025
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,422,271
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,375	4,922,837
Series A, 5.00%, 01/01/27 (Call 01/01/24)	9,465	10,641,594
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,790,670
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,889,702
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	8,060,010
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,298,780
Series A, 5.00%, 01/01/34	10,500	13,995,660
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,197,900
Series A, 5.00%, 01/01/35	1,000	1,347,010
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,271,488
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,192,590
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,072,340
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	9,646,225
Series A, 5.00%, 01/01/38 (Call 01/01/29)	16,820	20,643,018
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,890,275
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	3,021,600
Series A, 5.00%, 01/01/43 (Call 01/01/28)	18,775	22,557,036
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	7,257,170
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,586,604
Series A, 5.50%, 09/01/41 (PR 09/01/21)	10,000	10,264,300
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	884,941

64	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	$2,500	$870,400
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	541,415
Series B, 5.00%, 01/01/26	1,250	1,497,063
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	162,425
Series B, 5.00%, 01/01/27	2,500	3,068,750
Series B, 5.00%, 01/01/28	3,850	4,820,315
Series B, 5.00%, 01/01/29	1,700	2,173,620
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	173,820
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,236,020
Series B, 5.00%, 01/01/31 (Call 01/01/26)	900	1,059,219
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,451,907
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	8,048,250
Series B, 5.00%, 01/01/42 (PR 01/01/22)	6,850	7,123,863
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	2,039,940
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	2,017,418
Series C, 0.00%, 09/01/43 (PR 09/01/31)(a)	500	678,865
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	735,565
Series D, 0.00%, 01/01/31 (AGC)(a)	965	808,545
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	2,221,574
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	716,758
Series D, 5.00%, 09/01/29 (PR 09/01/21)	1,055	1,080,257
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,203,130
Series D, 5.00%, 09/01/32 (PR 09/01/21)	6,795	6,957,672
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,413,000
Permanent University Fund - University of Texas System RB, Series B, 5.25%, 07/01/23	1,665	1,857,874
Permanent University Fund-University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	4,030	4,422,885
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,817,303
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	3,106,755
Richardson Independent School District GO
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	2,258,118
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	8,188,349
Round Rock Independent School District GO
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,927,065
Series A, 5.00%, 08/01/22 (PSF)	2,000	2,136,940
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	5,183,920
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,840,350
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	6,929,040
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,573,605
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,883,470
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	365	385,779
5.00%, 05/15/27 (PR 05/15/22)	635	671,678
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	8,162,918
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	7,469,580
Series B, 4.00%, 05/15/40 (Call 05/15/25)	14,785	16,344,965
Series B, VRDN,2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,235,052
Series C, 4.00%, 05/15/50 (Call 05/15/30)	1,000	1,149,750
Series C, 5.00%, 05/15/33 (Call 11/15/26)	10,500	12,880,350
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,490,498
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,453,911
San Jacinto Community College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	4,505,021
State of Texas GO 4.00%, 10/01/31 (Call 04/01/24)	12,790	14,108,649

Security	Par (000)	Value

Texas (continued)
4.00%, 10/01/33 (PR 04/01/24)	$1,200	$1,333,296
5.00%, 04/01/22	2,360	2,483,806
5.00%, 10/01/22	1,000	1,076,540
5.00%, 10/01/22 (Call 10/01/21)	8,000	8,225,040
5.00%, 10/01/24 (Call 04/01/24)	4,155	4,744,262
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,832,879
5.00%, 10/01/26 (PR 04/01/24)	1,015	1,158,815
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,283,380
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,703,375
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,283,380
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,895,205
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,141,690
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,574,020
5.00%, 04/01/46 (Call 04/01/26)	3,780	4,495,025
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,235,160
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,205,960
Series A, 5.00%, 10/01/22	4,175	4,494,554
Series A, 5.00%, 10/01/23	10,705	12,009,618
Series A, 5.00%, 10/01/24	4,800	5,582,112
Series A, 5.00%, 10/01/26 (Call 10/01/24)	3,155	3,662,955
Series A, 5.00%, 10/01/26 (Call 10/01/25)	8,300	9,967,055
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,435	2,920,393
Series A, 5.00%, 04/01/28 (PR 04/01/22)	2,000	2,104,920
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,795,300
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,505,260
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,195,330
Series A, 5.00%, 10/01/33 (Call 10/01/27)	7,800	9,679,176
Series A, 5.00%, 04/01/36 (PR 04/01/22)	1,500	1,578,690
Series A, 5.00%, 10/01/36 (Call 10/01/25)	30,150	35,709,660
Series A, 5.00%, 04/01/42 (PR 04/01/22)	25,000	26,311,500
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,435,166
Series A, 5.00%, 10/01/44 (PR 10/01/24)	22,235	25,875,981
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	8,442,264
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	7,252,824
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,193,840
State of Texas RB, 4.00%, 08/26/21	25,000	25,471,250
Tarrant Regional Water District RB
5.00%, 03/01/37 (PR 03/01/22)	3,000	3,142,140
5.00%, 03/01/42 (PR 03/01/22)	3,000	3,142,140
Texas Municipal Power Agency RB, 5.00%, 09/01/40 (Call 09/01/21)	6,000	6,020,220
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,001,740
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	8,299,814
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,325,163
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	2,005,850
Texas Transportation Commission State Highway Fund RB 5.00%, 10/01/26	2,905	3,584,596
First Series, 5.00%, 10/01/21	6,005	6,174,641
First Series, 5.00%, 10/01/22	2,070	2,228,438
Series A, 5.00%, 10/01/21	9,555	9,824,929
Series A, 5.00%, 04/01/23	11,935	13,109,881
Series A, 5.00%, 04/01/24	7,540	8,601,783
Series A, 5.00%, 10/01/24	6,535	7,587,135
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,150	1,311,943
Series A, 5.00%, 10/01/25	5,400	6,471,036
Series A, 5.00%, 10/01/26	1,000	1,233,940

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB
3.00%, 10/15/33 (Call 10/15/29)	$2,000	$2,264,880
3.00%, 10/15/34 (Call 10/15/29)	2,000	2,257,400
3.00%, 10/15/39 (Call 10/15/29)	2,585	2,848,799
4.00%, 10/15/36 (Call 10/15/29)	2,200	2,644,334
4.00%, 10/15/38 (Call 10/15/29)	1,490	1,774,486
4.00%, 10/15/44 (Call 10/15/29)	5,000	5,834,850
4.00%, 10/15/49 (Call 10/15/29)	4,975	5,755,975
4.00%, 04/15/51 (Call 10/15/30)	11,000	12,823,360
4.00%, 10/15/54 (Call 10/15/29)	1,000	1,153,010
5.25%, 10/15/46 (Call 10/15/26)	2,000	2,463,220
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	4,082,799
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,361,460
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,417,330
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,177,720
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,938,300
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,541,500
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	5,002,390
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	5,475,947
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	4,313,181
Series A, 5.00%, 04/15/24	5,735	6,561,356
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,265,880
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,195,750
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,255,350
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	1,054,855
Series A, 5.00%, 10/15/43 (Call 04/15/28)	8,250	10,147,665
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	3,052,500
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,600,420
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	8,199,380
Series B, 5.00%, 04/15/22	3,520	3,710,890
Series B, 5.00%, 10/15/22	2,515	2,711,799
Series B, 5.00%, 04/15/30 (Call 10/15/28)	1,860	2,402,953
Series B, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,197,770
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	7,454,714
Series B, 5.00%, 10/15/38 (Call 10/15/28)	3,780	4,779,583
Series B, 5.00%, 04/15/49 (Call 10/15/28)	17,450	21,591,059
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,509,320
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,760,848
University of Texas System (The) RB
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,300,267
Series A, 5.00%, 08/15/22	5,420	5,802,164
Series A, 5.00%, 08/15/23	10,025	11,176,973
Series A, 5.00%, 08/15/30	10,000	13,383,900
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,437,681
Series B, 5.00%, 08/15/25	4,875	5,815,924
Series B, 5.00%, 08/15/26	3,175	3,902,107
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,065,140
Series B, 5.00%, 08/15/49	5,000	7,514,350
Series B, VRDN,0.00%, 08/01/39 (Put 03/05/21)(a)(b)(c)	20,000	20,000,000
Series C, 5.00%, 08/15/25	2,610	3,113,756
Series D, 5.00%, 08/15/24	2,200	2,543,002
Series E, 5.00%, 08/15/26	8,405	10,329,829
Series F, 5.00%, 08/15/47	2,000	2,967,560
Series I, 5.00%, 08/15/23	5,430	6,053,961
Series J, 5.00%, 08/15/25	1,600	1,908,816

Security	Par (000)	Value

Texas (continued)
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	$2,940	$3,471,611

		1,841,194,250

Utah — 0.8%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/21	1,750	1,777,860
Salt Lake City Corp. Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	4,289,436
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,389,320
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	2,500	2,780,175
5.00%, 07/01/22	3,000	3,194,580
5.00%, 07/01/23	3,515	3,902,669
5.00%, 07/01/24	3,200	3,690,144
5.00%, 07/01/25 (PR 01/01/25)	2,000	2,341,860
5.00%, 07/01/26	13,175	16,191,548
5.00%, 07/01/29 (Call 01/01/29)	4,000	5,210,480
5.00%, 07/01/30 (Call 01/01/29)	4,600	5,944,856
5.00%, 07/01/31 (Call 01/01/29)	13,500	17,378,280
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,080,450
Series A, 4.00%, 07/01/21	1,600	1,620,624
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,056,734
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	1,859,445
Series B, 5.00%, 07/01/21	2,000	2,032,380
Series B, 5.00%, 07/01/24	3,960	4,566,553
Series B, 5.00%, 07/01/26	8,500	10,446,160
Series B, 5.00%, 07/01/27	7,500	9,465,450
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	2,084,192
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	18,000	20,056,320
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	7,675	8,154,073
Series A, 5.00%, 06/15/24	5,500	6,293,375
Series A, 5.00%, 06/15/25	3,550	4,196,065
Series A, 5.00%, 06/15/26 (Call 06/15/25)	3,440	4,077,260
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	6,537,905

		156,618,194

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,139,840

Virginia — 1.5%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	11,914,330
5.00%, 07/01/46 (Call 07/01/26)	7,000	7,928,410
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,689,930
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,550,140
City of Alexandria VA GO, Series A, 3.00%, 07/15/46 (Call 07/15/30)	1,000	1,082,440
City of Richmond VA Public Utility Revenue RB
5.00%, 01/15/30 (Call 01/15/26)	1,000	1,199,520
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,426,242
Series A, 4.00%, 01/15/50 (Call 01/15/30)	2,000	2,319,860
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,401,160
Series A, 5.00%, 01/15/43 (PR 01/15/23)	2,000	2,178,640
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	11,000	11,913,000
Series B, 5.00%, 06/01/22	1,275	1,351,691
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,570,810
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	2,090	2,481,833

66	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
County of Arlington VA GO
4.00%, 06/15/34 (Call 06/15/29)	$2,085	$2,511,779
Series A, 5.00%, 08/01/22 (SAW)	1,075	1,148,767
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	10,000	11,270,500
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,535	8,791,311
Series A, 5.00%, 10/01/31 (Call 04/01/30) (SAW)	1,460	1,931,507
Series B, 5.00%, 10/01/22 (SAW)	4,295	4,625,157
Series B, 5.00%, 04/01/23 (SAW)	7,320	8,042,191
Series B, 5.00%, 10/01/24 (SAW)	3,550	4,127,052
County of Henrico VA GO, Series A, 5.00%, 08/01/28 (SAW)	1,260	1,630,289
Hampton Roads Transportation Accountability Commission RB
Series A, 4.00%, 07/01/45 (Call 07/01/30)	2,000	2,312,620
Series A, 4.00%, 07/01/60 (Call 07/01/30)	5,000	5,729,250
Series A, 5.00%, 07/01/22	8,000	8,501,120
Series A, 5.00%, 07/01/39 (Call 07/01/30)	5,000	6,461,700
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	9,822,102
Series A, 5.00%, 07/01/48 (Call 01/01/28)	15,180	18,236,038
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,000	2,528,880
Series A, 5.00%, 07/01/60 (Call 07/01/30)	2,000	2,518,560
University of Virginia RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,106,610
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	9,190,240
Series B, 5.00%, 08/01/21	6,235	6,359,813
Series B, 5.00%, 09/01/49 (Call 09/01/29)	3,000	3,789,570
Virginia College Building Authority RB
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	5,456,850
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,334,350
Series A, 5.00%, 02/01/23	1,000	1,091,240
Series C, 5.00%, 02/01/28	500	638,120
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,645,880
Series C, 5.00%, 02/01/30 (Call 02/01/29)	2,775	3,578,140
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,446,997
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,900,659
Series E, 5.00%, 02/01/23	1,500	1,636,860
Series E, 5.00%, 02/01/25	2,525	2,963,290
Series E, 5.00%, 02/01/26	4,250	5,150,277
Series E, 5.00%, 02/01/28	1,000	1,276,240
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,000	6,335,400
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	2,276,536
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,283,977
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29 (PR 05/15/21) (SAP)	1,000	1,007,840
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,584,800
4.00%, 05/15/42 (Call 05/15/27)	8,920	10,051,234
5.00%, 03/15/24	5,000	5,694,950
5.00%, 05/15/27 (PR 05/15/21) (SAP)	500	504,935
5.00%, 09/15/27	1,000	1,265,350
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,058,380
5.00%, 05/15/33 (PR 05/15/21) (SAP)	2,275	2,297,454
5.00%, 05/15/34 (PR 05/15/21) (SAP)	3,000	3,029,610
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,156,570
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,748,353
Series A, 5.00%, 05/15/23	2,750	3,035,037
Series A, 5.00%, 05/15/26	2,360	2,884,250
Series A, 5.00%, 05/15/27	2,400	3,012,816
Series A, 5.00%, 05/15/30 (Call 11/15/27)	11,035	13,877,064
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,818,225

Security	Par (000)	Value

Virginia (continued)
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/27	$3,000	$3,789,540
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,145	1,439,838
Series B, 5.00%, 08/01/23	6,835	7,608,790
Series B, 5.00%, 08/01/25	1,920	2,294,246
Series C, 4.00%, 08/01/25 (Call 08/01/24)	255	285,480
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	4,080,424
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	6,000	6,405,540
5.00%, 08/01/23 (Call 08/01/22)	15	16,009
5.00%, 08/01/23 (PR 08/01/22)	2,535	2,707,076
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,806,638
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,950,450

		319,068,777

Washington — 2.6%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/29 (Call 11/01/25)	3,500	4,171,300
Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,487,225
Series S-1, 5.00%, 11/01/35 (Call 11/01/25)	4,610	5,463,956
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	4,500	5,322,285
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	17,300	20,237,194
Series S-1-GREEN, 5.00%, 11/01/46	3,170	4,622,779
City of Seattle WA GOL, Series A, 5.00%, 06/01/24	6,345	7,292,816
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 09/01/44 (Call 09/01/24)	4,500	4,860,180
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,915,643
Series B, 5.00%, 02/01/25	4,410	5,177,384
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,527,063
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,056,010
Series A, 5.00%, 01/01/38 (Call 07/01/23)	4,400	4,825,700
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,299,600
5.00%, 01/01/52 (PR 01/01/22)	4,000	4,161,640
Series A, 4.00%, 01/01/47 (Call 01/01/30)	3,385	3,949,178
Series A, 4.00%, 01/01/52 (Call 01/01/30)	2,000	2,324,760
Series A, VRDN,0.63%, 01/01/32 (Put 01/01/24)(b)(c)	2,000	2,001,580
Series B, 5.00%, 07/01/39 (PR 07/01/23)	3,000	3,331,680
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,558,630
Energy Northwest RB
5.00%, 07/01/23	8,000	8,872,400
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,374,840
5.00%, 07/01/28	1,400	1,801,212
5.00%, 07/01/35 (Call 07/01/30)	11,585	15,139,278
5.00%, 07/01/36 (Call 07/01/30)	1,000	1,301,730
5.00%, 07/01/39 (Call 07/01/30)	500	644,670
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,199,460
Series A, 5.00%, 07/01/21	3,795	3,856,062
Series A, 5.00%, 07/01/22	1,500	1,596,660
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	574,051
Series A, 5.00%, 07/01/23	1,000	1,109,050
Series A, 5.00%, 07/01/25	5,000	5,951,250
Series A, 5.00%, 07/01/26	3,000	3,678,060
Series A, 5.00%, 07/01/26 (Call 07/01/21)	1,575	1,599,586
Series A, 5.00%, 07/01/26 (Call 07/01/22)	2,205	2,343,562
Series A, 5.00%, 07/01/27	1,000	1,258,540
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,062,570
Series A, 5.00%, 07/01/28 (Call 07/01/27)	4,505	5,640,846
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,858,725
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,933,400

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 07/01/34 (Call 07/01/25)	$2,000	$2,342,080
Series A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,537,940
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	9,361,484
Series C, 5.00%, 07/01/25	4,715	5,612,509
Series C, 5.00%, 07/01/25 (Call 07/01/24)	4,355	5,007,945
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,297,000
Series C, 5.00%, 07/01/27	1,000	1,258,540
Series C, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,145,990
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	7,013,820
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,333,185
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,244,160
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,720,720
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	2,000	2,410,200
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,598,475
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,100,634
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,181,930
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	1,010	1,074,175
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,656,780
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,621,061
Series 2020 A, 5.00%, 08/01/38 (Call 08/01/29)	1,500	1,898,670
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,525,240
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	2,345	2,921,706
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,098,340
Series A, 5.00%, 08/01/34 (PR 08/01/21)	5,450	5,559,763
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	509,605
Series A, 5.00%, 08/01/37 (Call 08/01/23)	2,000	2,204,960
Series A, 5.00%, 08/01/37 (Call 08/01/30)	5,000	6,480,350
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,337,982
Series A, 5.00%, 08/01/39 (Call 08/01/30)	10,000	12,884,700
Series A, 5.00%, 08/01/40 (Call 08/01/30)	3,000	3,855,270
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	3,963,182
Series A, 5.00%, 08/01/44 (Call 08/01/30)	1,475	1,872,896
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	2,964,425
Series B, 5.00%, 07/01/22	2,500	2,661,450
Series B, 5.00%, 07/01/23	2,000	2,220,580
Series B, 5.00%, 07/01/24	6,260	7,218,844
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,727,595
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,207,805
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,204,490
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	12,586,350
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,792,545
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,250	1,489,212
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,566,280
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,234,250
Series C, 5.00%, 02/01/40 (Call 02/01/30)	5,000	6,364,350
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,753,318
Series C, 5.00%, 06/01/41 (Call 12/01/21)	22,075	22,335,043
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,225,540
Series C, 5.00%, 02/01/42 (Call 02/01/31)	3,000	3,868,860
Series C, 5.00%, 02/01/46 (Call 02/01/31)	2,000	2,553,360
Series D, 5.00%, 07/01/21	4,490	4,562,379
Series D, 5.00%, 02/01/34 (PR 02/01/22)	1,000	1,044,460
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	9,137,246
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	1,005,453

Security	Par (000)	Value

Washington (continued)
Series D, 5.00%, 02/01/41 (Call 02/01/27)	$2,530	$3,045,462
Series D, 5.00%, 02/01/42 (Call 02/01/27)	1,700	2,041,105
Series R, 5.00%, 07/01/25	16,450	19,618,599
Series R-2012A, 5.00%, 07/01/22 (Call 07/01/21)	5,000	5,080,250
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	3,988,275
Series R-2012-C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,063,400
Series R-2012-C, 5.00%, 07/01/26 (Call 07/01/22)	15,500	16,474,020
Series R-2012D, 5.00%, 07/01/25 (Call 07/01/22)	2,000	2,126,800
Series R-2015, 5.00%, 07/01/21	1,625	1,651,195
Series R-2015, 5.00%, 07/01/23	6,300	6,994,827
Series R-2015, 5.00%, 07/01/24	3,080	3,551,764
Series R- 2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,749,330
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	7,525,304
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,659,325
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,163,740
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,607,696
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,327,480
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,749,330
Series R- 2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,492,450
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	5,103,782
Series R-2017A, 5.00%, 08/01/22	1,050	1,122,051
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,739,186
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,624,510
Series R-2018C, 5.00%, 08/01/24	1,580	1,827,396
Series R-2018-C, 5.00%, 08/01/26	5,205	6,415,058
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,500	1,886,250
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,400	7,992,384
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	8,651,020
Series R-2018D, 5.00%, 08/01/35 (Call 08/01/27)	3,000	3,703,110
Series R-2018-D, 5.00%, 08/01/27	2,025	2,553,606
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,325	1,666,187
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,721,590
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	6,704,018
Series R-2020C, 5.00%, 07/01/25	4,000	4,770,480
Series R-C, 5.00%, 07/01/21	1,425	1,447,971
Series R-C, 5.00%, 07/01/23	1,285	1,426,723
Series R-C, 5.00%, 07/01/25 (Call 07/01/23)	750	831,788
State of Washington RB
Series C, 5.00%, 09/01/21	4,500	4,607,505
Series C, 5.00%, 09/01/22	1,115	1,193,920
Series C, 5.00%, 09/01/24 (Call 09/01/23)	2,000	2,228,400
Series F, 5.00%, 09/01/21	2,900	2,969,281
Series F, 5.00%, 09/01/22	1,215	1,300,998
Series F, 5.00%, 09/01/24 (Call 09/01/22)	4,720	5,050,636
University of Washington RB, Series A, 5.00%, 07/01/41 (PR 07/01/22)	1,000	1,064,580
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,312,101

		536,562,565

West Virginia — 0.1%
State of West Virginia GO
Series A, 5.00%, 12/01/43 (Call 06/01/29)	2,750	3,424,905
Series B, 4.00%, 06/01/42 (Call 06/01/28)	1,200	1,360,356
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	3,397,560
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,446,800
West Virginia Parkways Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	3,500	4,241,790

68	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia University RB, Series B, 5.00%, 10/01/36 (PR 10/01/21)	$1,000	$1,028,250

		15,899,661

Wisconsin — 0.8%
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,750	2,061,308
5.00%, 11/01/28 (Call 05/01/27)	6,460	8,051,744
5.00%, 11/01/31 (Call 05/01/27)	6,530	8,062,852
Series 1, 5.00%, 05/01/21	10,750	10,835,355
Series 1, 5.00%, 05/01/21 (ETM)	5	5,039
Series 1, 5.00%, 05/01/22	1,050	1,108,937
Series 1, 5.00%, 11/01/23	10,225	11,499,751
Series 1, 5.00%, 11/01/24	1,050	1,224,584
Series 1, 5.00%, 05/01/30	2,500	3,331,600
Series 2, 5.00%, 11/01/22	1,830	1,976,473
Series 2, 5.00%, 11/01/22 (PR 11/01/21)	2,120	2,188,497
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	4,190	4,426,735
Series 2, 5.00%, 11/01/24	10,000	11,662,700
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	1,115	1,177,988
Series 2, 5.00%, 11/01/25	1,400	1,687,784
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	7,735	9,690,717
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,413,320
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,347,159
Series 3, 5.00%, 11/01/22	5,220	5,637,809
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	1,000	1,246,400
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,445,779
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	810	993,506
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	4,270	4,974,892
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	7,388,161
Series 4, 5.00%, 05/01/27 (Call 11/01/24)	2,500	2,900,800
Series A, 4.00%, 05/01/31 (PR 05/01/22)	2,500	2,612,175
Series B, 5.00%, 05/01/22 (PR 05/01/21)	1,530	1,542,209
Series B, 5.00%, 05/01/31 (Call 05/01/29)	12,540	16,313,662
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	8,872,609
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,645,200

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin RB, Series A, 5.00%, 05/01/22	$3,000	$3,168,780
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,064,300
Series 1, 5.00%, 07/01/27	1,000	1,256,430
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,508,460
Series 2, 5.00%, 07/01/23 (PR 07/01/22)	5,280	5,620,982
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,759,893
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,557,837

		164,262,427

Total Municipal Debt Obligations — 97.6% (Cost: $19,579,404,120)		20,315,459,344

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	343,345	343,379,379

Total Short-Term Investments — 1.7% (Cost: $343,349,810)		343,379,379

Total Investments in Securities — 99.3% (Cost: $19,922,753,930)		20,658,838,723

Other Assets, Less Liabilities — 0.7%		155,272,741

Net Assets — 100.0%		$20,814,111,464

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$83,604,530	$259,800,745	(a)	$—	$(41,802)	$15,906	$343,379,379	343,345	$346,549	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (continued) February 28, 2021	iShares® National Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$20,315,459,344	$—	$20,315,459,344
Money Market Funds	343,379,379	—	—	343,379,379

	$343,379,379	$20,315,459,344	$—	$20,658,838,723

See notes to financial statements.

70	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments February 28, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 98.5%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$2,343,900
Series A, 5.00%, 11/01/21	1,115	1,150,948
Series A, 5.00%, 11/01/22	365	393,959
Series A, 5.00%, 11/01/23	200	224,990
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,073,515
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	111,955
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,263,130
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,288,080
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,282,560
City of New York NY GO
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,710,842
Series 1, 5.00%, 08/01/23	250	277,983
Series 2015-A, 5.00%, 08/01/22	500	533,795
Series 2015-A, 5.00%, 08/01/23	400	444,772
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	296,683
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,244,080
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	85	86,641
Series A-1, 5.00%, 08/01/27 (PR 08/01/21)	165	168,331
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	200	204,038
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	500	538,350
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	598,550
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	593,935
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	979,272
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	395,007
Series B, 5.00%, 08/01/22	845	902,114
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,130,870
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	681,571
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	296,093
Series C, 5.00%, 08/01/22	475	507,105
Series C, 5.00%, 08/01/23	500	555,965
Series C, 5.00%, 08/01/26	1,000	1,221,150
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,582,944
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	598,670
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	790,538
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	288,243
Series C-1, 5.00%, 08/01/27	500	625,550
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	614,805
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,143,690
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	280	287,428
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	220	226,162
Series D-1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,602,374
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,391,029
Series E, 5.00%, 08/01/23	740	822,828
Series E, 5.00%, 08/01/24	470	541,337
Series E, 5.00%, 08/01/26	500	610,575
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	453,344
Series F, 5.00%, 08/01/21	240	244,814
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	260,573
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	383,471
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	579,790
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,426
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	541,292
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	590,290
Series F-3, 5.00%, 12/01/25	500	599,690
Series G-1, 5.00%, 04/01/22	500	525,890
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	1,000	1,052,570
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	250	263,143

Security	Par (000)	Value

New York (continued)
Series I, 5.00%, 08/01/21	$600	$612,036
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,066,830
Series I, 5.00%, 08/01/27 (PR 08/01/22)	725	774,858
Series J, 5.00%, 08/01/21	600	612,036
Series J, 5.00%, 08/01/23	1,000	1,111,930
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,265,341
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,144,090
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	599,119
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	355,698
Series C, 5.00%, 10/01/23 (BAM)	335	373,890
County of Albany NY GOL, 5.00%, 04/01/22	1,225	1,288,430
County of Monroe NY GOL, Series B, 5.00%, 06/01/26 (AGM)	250	305,060
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	518,920
Series B, 5.00%, 10/01/24	1,000	1,151,740
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,242,930
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	537,710
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,233,090
Series C, 5.00%, 10/01/21	500	513,265
Series C, 5.00%, 10/01/27	975	1,208,220
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,047,490
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,895,690
County of Westchester NY GO, Series B, 5.00%, 07/01/21	390	396,287
County of Westchester NY GOL
Series A, 5.00%, 01/01/22	885	920,692
Series A, 5.00%, 01/01/24	155	175,393
Series A, 5.00%, 12/01/24	1,000	1,169,170
Series A, 5.00%, 10/15/28	1,000	1,300,520
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	881,602
Erie County Fiscal Stability Authority RB
5.00%, 09/01/39 (Call 09/01/27)	350	426,601
Series A, 5.00%, 05/15/21	670	676,613
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	543,763
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	158,582
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	231,977
Series A, 5.00%, 05/01/21 (SAW)	100	100,771
Series A, 5.00%, 05/01/23 (SAW)	500	549,020
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	837,389
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,208,930
Series 2012-A, 5.25%, 02/15/47 (Call 03/29/21)	470	471,636
Series 2012-A, 5.75%, 02/15/47 (Call 03/29/21)	380	381,512
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,157,064
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,316,172
Series A, 5.00%, 02/15/23	375	408,060
Series A, 5.00%, 02/15/26	200	240,264
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	486,340
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	120,453
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	598,110
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,664,768
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,565,569
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	589,885
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	235,464
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	234,008
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	756,307

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (continued) February 28, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Long Island Power Authority RB
5.00%, 09/01/21	$45	$46,075
5.00%, 09/01/21 (ETM)	155	158,759
5.00%, 09/01/24	910	1,052,470
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,718,920
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,839,264
5.00%, 09/01/38 (Call 09/01/28)	250	308,775
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,312,544
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	860,400
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	2,093,929
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	284,283
Series A, 5.00%, 09/01/37 (Call 09/01/22)	665	708,890
Series A, 5.00%, 09/01/37 (PR 09/01/22)	335	359,341
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,007,990
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,672,987
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	266,383
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,158,608
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	589,235
Series B, VRDN,1.65%, 09/01/49 (Put 09/01/24)(a)(b)	600	620,586
Metropolitan Transportation Authority RB
4.00%, 11/15/45 (Call 11/15/30)	430	472,028
Series A, 0.00%, 11/15/30(c)	850	709,614
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	269,290
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	903,818
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	470,593
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	353,142
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	517,135
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,231,117
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,655,940
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	382,074
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	1,084,890
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,480,370
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	377,384
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,136,010
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	229,274
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	593,465
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	382,820
Series B, 5.00%, 11/15/22	600	642,954
Series B, 5.00%, 11/15/24	500	570,945
Series B, 5.00%, 11/15/25	250	293,308
Series B, 5.00%, 11/15/26	750	896,572
Series B, 5.00%, 11/15/28	1,005	1,242,753
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	435,608
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,155,520
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,225,420
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,211,800
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	740,653
Series C, 5.00%, 11/15/22	260	278,613
Series C, 5.00%, 11/15/22 (ETM)	150	162,368
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	595,780
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	291,596
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	243,349
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,277,436
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,206,280
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	437,656
Series C-1, 5.00%, 11/15/25	200	234,646
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	400,789
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,423,524
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,199,300
Series C-2, 0.00%, 11/15/27(c)	1,000	881,830

Security	Par (000)	Value

New York (continued)
Series C-2, 0.00%, 11/15/29(c)	$1,000	$824,160
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	260,553
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,358,450
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,313,271
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	530,960
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	944,949
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	588,065
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	269,965
Series D-1, 5.00%, 11/01/22	250	267,515
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	993,843
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	1,090,650
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	108,201
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	95,432
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	567,814
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	265,435
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,719,539
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,086,160
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,245,030
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	177,977
Series A, 5.00%, 11/15/22	1,670	1,807,691
Series A, 5.00%, 11/15/24	1,000	1,167,400
Series A, 5.00%, 11/15/29	500	661,180
Series A, 5.00%, 11/15/31 (Call 05/15/31)	500	676,845
Series A, 5.00%, 11/15/34 (Call 05/15/31)	500	667,095
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	446,949
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	682,332
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	360,526
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	426,997
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	485,554
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	653,923
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	582,675
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	569,745
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	425,490
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	625,400
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	625,400
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	500	600,250
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,572,260
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,282,710
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,183,340
Series A, 5.00%, 11/01/21	500	516,120
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	412,676
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	390,359
Series A-1, 5.00%, 05/01/21	1,000	1,007,960
Series A-1, 5.00%, 08/01/24	500	576,810
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	389,861
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	372,187
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,164,440
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,239,680
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	445,000
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,222,610
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	1,000	1,124,470

72	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	$400	$452,676
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	538,895
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	296,247
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,093,350
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,380,833
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	225,794
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	595,145
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	573,875
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	237,552
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	1,014,139
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,316,968
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,230,150
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,243,650
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,192,361
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,694,565
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	595,085
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,199,460
Series C, 5.00%, 11/01/24	950	1,105,315
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,477,450
Series C, 5.00%, 11/01/26	115	142,008
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,075,815
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	541,411
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	597,675
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,233,860
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,134,650
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,687,380
Series C-1, 5.00%, 05/01/23	500	550,735
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,218,238
Series D, 5.00%, 02/01/25 (Call 03/29/21)	155	155,558
Series D, 5.00%, 02/01/27 (Call 03/29/21)	250	250,893
Series D, 5.00%, 02/01/31 (Call 03/29/21)	300	301,038
Series D, 5.00%, 02/01/35 (Call 03/29/21)	500	501,690
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	115,907
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	898,807
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	594,165
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,819,425
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,081,442
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	240,868
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	588,390
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,593,900
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	260,055
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,633,320
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,227,740
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,396,872
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,215,120
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	704,753
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	355,160
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,255,310
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	618,235
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	615,690
New York City Water & Sewer System RB
4.00%, 06/15/50 (Call 06/15/30)	1,000	1,145,520
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,059,180
Series AA, 4.00%, 06/15/24	420	468,972
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,711,725
Series AA, 5.00%, 06/15/24	200	229,840
Series AA, 5.00%, 06/15/27	1,000	1,258,570
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	425,859
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	152,093

Security	Par (000)	Value

New York (continued)
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	$400	$420,084
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	518,275
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	213,531
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	582,920
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	496,602
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	742,212
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,314,259
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	611,405
Series CC, 5.00%, 06/15/25	805	956,759
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	969,099
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	171,324
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	404,987
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	365,069
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	290,275
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,131,650
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	622,902
Series DD, 5.00%, 06/15/21	500	506,975
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	542,410
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	310,409
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,145,660
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,327,621
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	555,783
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,946,073
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	567,915
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,797,150
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	572,760
Series DD-1, 5.00%, 06/15/30	500	662,815
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	602,220
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	577,920
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	529,260
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	604,695
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	364,614
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	517,730
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,322,975
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,301,890
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	25	25,345
Series GG, 5.00%, 06/15/26 (PR 06/15/21)	235	238,278
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	586,135
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	283,906
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,724,726
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,238,330
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	760,357
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	162,195
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	281,818
Series A, 0.00%, 11/15/48(c)	500	182,875
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	563,060
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,310,780
5.25%, 12/15/43 (Call 12/15/21)	740	765,508
5.75%, 11/15/51 (Call 11/15/21)	90	93,154
New York Local Government Assistance Corp. RB, Series A, 5.00%, 04/01/21	675	677,656
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	1,020	1,057,087
New York Power Authority RB
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,725,675
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	1,140,730
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	908,128
Series A, 5.00%, 11/15/22	725	784,776

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (continued) February 28, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/15/38 (PR 11/15/21)	$2,910	$3,009,726
New York State Dormitory Authority RB
4.00%, 07/01/46 (Call 07/01/29)	1,000	1,121,050
Series 1, 5.50%, 07/01/40 (AMBAC)	400	582,600
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,295,481
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	558,020
Series A, 5.00%, 03/15/21	825	826,460
Series A, 5.00%, 09/15/21	2,500	2,565,100
Series A, 5.00%, 03/15/24	500	569,745
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	270,735
Series A, 5.00%, 05/15/25 (Call 05/15/22)	500	528,030
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,082,940
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	402,542
Series A, 5.00%, 07/01/26	1,125	1,360,020
Series A, 5.00%, 10/01/26	255	316,547
Series A, 5.00%, 10/01/27	500	637,385
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	399,286
Series A, 5.00%, 10/01/28	500	652,280
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	621,937
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,125,684
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	808,722
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	469,048
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	540,535
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,172,190
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	384,496
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,812,240
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	605,320
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	370,710
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,295,240
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,245,310
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	583,915
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,482,840
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,928,760
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	599,920
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,187,000
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,231,320
Series A, 5.00%, 07/01/37 (PR 07/01/22)	760	809,187
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	548,745
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,221,370
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	594,445
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,218,060
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	416,129
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	294,403
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	501,785
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	546,750
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,138,570
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	558,380
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	124,096
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	113,216
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	284,893
Series A, 5.00%, 10/01/47	300	442,584
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	593,965
Series A, 5.00%, 10/01/48	500	742,565
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	607,590
Series A, 5.00%, 10/01/50	310	466,615
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	907,852
Series A-2, 5.00%, 10/01/46	225	329,580
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	849,564
Series B, 5.00%, 10/01/22	125	134,588
Series B, 5.00%, 10/01/24	190	221,179

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/26	$670	$811,209
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,169,060
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	922,987
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,099,959
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	583,035
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,221,020
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	460,605
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	523,255
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	607,215
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	580,275
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	620,315
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,227,017
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,206,230
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	615,240
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	571,710
Series C, 5.00%, 03/15/29 (Call 03/29/21)	220	220,772
Series C, 5.00%, 03/15/31 (Call 03/29/21)	250	250,870
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	565,435
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,222,100
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	606,965
Series C, 5.00%, 03/15/41 (Call 03/29/21)	500	501,635
Series C, 5.50%, 07/01/23 (NPFGC)	200	214,430
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	4,485,640
Series D, 5.00%, 02/15/23	200	218,330
Series D, 5.00%, 02/15/25	1,400	1,643,012
Series D, 5.00%, 02/15/28	1,000	1,268,490
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	244,004
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,084,240
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	312,285
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	260,188
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	457,440
Series E, 5.00%, 02/15/23	500	545,825
Series E, 5.00%, 02/15/24	1,000	1,135,350
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,190,710
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	428,544
New York State Environmental Facilities Corp. RB 5.00%, 06/15/21	875	887,162
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	543,364
Series A, 5.00%, 06/15/22	375	398,310
Series A, 5.00%, 06/15/23	460	509,708
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	679,846
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	679,846
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	347,436
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	246,604
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,182,190
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	627,425
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	1,011,469
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,497,984
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	571,385
Series B, 5.00%, 05/15/21	1,000	1,009,870
Series B, 5.00%, 06/15/24	250	287,743
Series B, 5.00%, 06/15/25 (Call 06/15/21)	600	608,160
Series B, 5.00%, 06/15/28	500	645,905
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	506,800
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	91,193
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,232,050
Series D, 5.00%, 06/15/25 (Call 06/15/22)	2,000	2,123,980
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,537,120
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,211,790

74	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority Highway & Bridge Trust
Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	$530	$556,219
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,573,860
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	200,732
New York State Thruway Authority RB
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	632,250
Series A, 5.00%, 03/15/21	250	250,435
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	256,495
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	118,569
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	581,235
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	696,072
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,245,529
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,722,555
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,120,660
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	312,150
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,040,500
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	146,592
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	112,612
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,214,891
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	538,270
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	289,188
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	392,877
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	570,605
Series L, 5.00%, 01/01/24	500	562,305
Series L, 5.00%, 01/01/25	200	232,500
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	993,011
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	518,655
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,398,190
New York State Urban Development Corp. RB 4.00%, 03/15/45 (Call 09/15/30)	500	567,915
5.00%, 03/15/23	750	821,820
5.00%, 03/15/31 (Call 09/15/30)	500	656,425
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,515,660
5.00%, 03/15/41 (Call 09/15/30)	2,000	2,488,360
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,232,890
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,150,940
Series A, 5.00%, 03/15/22	825	866,407
Series A, 5.00%, 03/15/25	350	411,859
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	186,897
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	890,452
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	250,435
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	479,692
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	608,615
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	413,487
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	238,540
Series A-1, 5.00%, 03/15/21	450	450,796
Series A-1, 5.00%, 03/15/22	400	420,076
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	548,010
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	568,365
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	260,426
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	767,214
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	715,221
Series C-1, 5.00%, 03/15/27	285	354,697
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	605,660
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,096,020
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	109,494
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,448,238
Onondaga County Trust for Cultural Resources RB 4.00%, 12/01/49 (Call 12/01/29)	500	569,145

Security	Par (000)	Value

New York (continued)
5.00%, 12/01/39 (Call 12/01/29)	$1,000	$1,255,620
5.00%, 12/01/40 (Call 12/01/29)	500	626,110
5.00%, 12/01/43 (Call 12/01/29)	500	621,350
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	1,047,020
Port Authority of New York & New Jersey RB 4.00%, 12/15/40 (Call 06/15/24)	400	427,112
4.00%, 06/15/44 (Call 06/15/24)	250	265,845
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,137,560
5.00%, 07/15/24	125	143,980
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,279,180
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,284,280
5.00%, 07/15/33 (Call 07/15/30)	500	649,300
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,271,960
5.00%, 09/01/34 (Call 09/01/24)	250	285,580
5.00%, 09/01/36 (Call 09/01/24)	400	455,888
Series 116, 5.00%, 01/15/41 (Call 03/08/21)	250	250,200
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	258,883
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	176,055
Series 179, 5.00%, 12/01/21	795	823,843
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,188,720
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,184,230
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	583,965
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,191,120
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	597,835
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	582,620
Series 205, 5.00%, 11/15/25	100	120,033
Series 5, 5.38%, 03/01/28	460	540,173
Series NY, 4.00%, 09/01/43 (Call 09/01/28)	750	854,617
Series NY, 5.00%, 07/15/35 (Call 07/15/28)	500	619,250
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/21	1,215	1,251,778
Series A, 5.00%, 10/15/22	475	512,411
Series A, 5.00%, 10/15/23	300	336,819
Series A, 5.00%, 10/15/24	1,750	2,037,857
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,183,384
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,757,910
Series A, 5.00%, 10/15/29 (Call 10/15/24)	1,570	1,812,910
Series A, 5.00%, 10/15/30 (Call 10/15/24)	1,440	1,662,235
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,598,207
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	211,170
Series A, 5.00%, 02/15/22	500	523,080
Series A, 5.00%, 02/15/23	100	109,247
Series A, 5.00%, 03/01/23	1,000	1,094,570
Series A, 5.00%, 03/01/24	110	125,219
Series A, 5.00%, 02/15/25	1,000	1,177,200
Series A, 5.00%, 03/01/26 (Call 03/01/23)	300	328,473
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	405,117
Series C, 5.00%, 04/15/22	1,250	1,317,788
Series E, 4.25%, 12/15/41 (Call 12/15/21)	3,000	3,070,830
Suffolk County Water Authority RB 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,120,600
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	550,590
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,984,784
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	17,278
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	575,560
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	611,535
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	158,317

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (continued) February 28, 2021	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Town of Brookhaven NY GOL
4.00%, 07/15/26	$3,285	$3,879,848
4.00%, 03/15/28 (Call 03/15/24)	250	274,820
5.00%, 03/15/22	100	105,030
Series C, 5.00%, 01/15/23	2,000	2,178,240
Town of Hempstead NY GOL, Series A, 5.00%, 06/15/22	1,950	2,071,465
Triborough Bridge & Tunnel Authority RB 5.00%, 11/15/43 (Call 05/15/29)	665	818,342
Series A, 0.00%, 11/15/30(c)	445	364,433
Series A, 0.00%, 11/15/32(c)	200	154,596
Series A, 4.00%, 11/15/54 (Call 11/15/30)	325	366,165
Series A, 5.00%, 11/15/22	150	162,179
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	78,038
Series A, 5.00%, 11/15/23	245	275,458
Series A, 5.00%, 11/15/24	1,355	1,576,935
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	317,161
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	545,220
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	364,175
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	288,535
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	603,690
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,590,297
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	443,092
Series B, 0.00%, 11/15/32(c)	700	560,217
Series B, 4.00%, 11/15/21	200	205,434
Series B, 5.00%, 11/15/21	620	641,204
Series B, 5.00%, 11/15/22	500	540,685
Series B, 5.00%, 11/15/24	250	290,948
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	701,935
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	766,601
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	447,939
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,221,190
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	392,818
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	2,027,341
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	300,140
Series B, 5.50%, 01/01/30 (PR 01/01/22)	810	846,166
Series C-1, 5.00%, 11/15/25	1,000	1,201,360
Series C-1, 5.00%, 11/15/26	1,000	1,235,480
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	154,138
Utility Debt Securitization Authority RB 5.00%, 12/15/24 (Call 12/15/22)	700	759,899

Security	Par/ Shares (000)	Value

New York (continued)
5.00%, 12/15/32 (Call 12/15/25)	$1,000	$1,197,130
5.00%, 12/15/33 (Call 12/15/25)	400	478,228
5.00%, 12/15/35 (Call 12/15/25)	600	714,852
5.00%, 12/15/36 (Call 12/15/25)	150	178,481
5.00%, 12/15/37 (Call 12/15/25)	750	891,240
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,474,716
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,840,410
5.00%, 12/15/41 (Call 12/15/27)	255	312,171
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	450,525
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	608,340
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	705,620
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,408,337
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	845,002
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,123,400
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,112,201

		489,960,838

Total Municipal Debt Obligations — 98.5% (Cost: $471,908,282)		489,960,838

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(d)(e)	1,967	1,967,023

Total Short-Term Investments — 0.4% (Cost: $1,967,023)		1,967,023

Total Investments in Securities — 98.9% (Cost: $473,875,305)		491,927,861

Other Assets, Less Liabilities — 1.1%		5,313,036

Net Assets — 100.0%		$497,240,897

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$2,459,588	$—	$(492,789	)(a)	$224	$—	$1,967,023	1,967	$16,275	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

76	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® New York Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$489,960,838	$—	$489,960,838
Money Market Funds	1,967,023	—	—	1,967,023

	$1,967,023	$489,960,838	$—	$491,927,861

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/23 (PR 09/01/22)	$2,500	$2,681,275
5.00%, 09/01/26 (PR 09/01/22)	40	42,900
Series B, 5.00%, 09/01/24	325	376,373
Series B, 5.00%, 09/01/25	380	454,548
Alabama Public School & College Authority RB,Series B, 5.00%, 01/01/22	5,840	6,076,520
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/25	3,000	3,613,590
Series B, 5.00%, 01/01/23	1,045	1,136,605
Series B, 5.00%, 01/01/24	8,750	9,898,525
Series B, 5.00%, 01/01/25 (Call 07/01/24)	795	914,051
Series B, 5.00%, 01/01/26 (Call 07/01/24)	230	265,064
Series E, 5.00%, 11/01/24	1,000	1,165,470
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,675	7,767,330

		34,392,251

Arizona — 2.2%
Arizona Department of Transportation State Highway Fund Revenue RB 5.00%, 07/01/24	380	437,521
5.00%, 07/01/25 (Call 07/01/24)	30	34,498
Series A, 5.00%, 07/01/21	5,770	5,863,012
Series A, 5.00%, 07/01/22	220	234,208
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,710	1,737,514
Series A, 5.00%, 07/01/24 (PR 07/01/21)	5,400	5,486,886
Series A, 5.00%, 07/01/25 (PR 07/01/22)	5,030	5,354,837
Series E, 5.00%, 07/01/23 (Call 07/01/22)	180	191,587
Series E, 5.00%, 07/01/24 (PR 07/01/22)	40	42,583
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	2,680	2,744,454
Arizona Transportation Board RB
5.00%, 07/01/21	1,860	1,889,983
5.00%, 07/01/22	8,245	8,777,462
5.00%, 07/01/24	3,285	3,782,251
Series A, 5.00%, 07/01/22	645	686,654
Series A, 5.00%, 07/01/23	775	859,708
Series A, 5.00%, 07/01/24	3,830	4,409,747
Series E, 5.00%, 07/01/25	20	23,843
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	325	377,325
City of Chandler AZ GOL, 5.00%, 07/01/24	4,000	4,612,680
City of Phoenix AZ GO
4.00%, 07/01/22	470	493,979
4.00%, 07/01/23	9,160	9,946,294
4.00%, 07/01/24	400	447,048
City of Phoenix Civic Improvement Corp. RB
Series B, 5.00%, 07/01/21	160	162,563
Series B, 5.00%, 07/01/22	865	920,265
Series B, 5.00%, 07/01/23	120	133,116
Series B, 5.00%, 07/01/24	1,910	2,199,077
County of Maricopa AZ COP, 5.00%, 07/01/22	330	351,265
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	635	675,919
Maricopa County Community College District GO
5.00%, 07/01/21	4,000	4,064,200
5.00%, 07/01/23	2,530	2,799,622

Security	Par (000)	Value

Arizona (continued)
Salt River Project Agricultural Improvement & Power District RB 5.00%, 01/01/22	$1,035	$1,076,648
5.00%, 01/01/23	2,215	2,407,882
5.00%, 01/01/24	2,700	3,056,049
5.00%, 01/01/26	325	393,182
Series A, 5.00%, 01/01/22	3,965	4,124,552
Series A, 5.00%, 01/01/23	955	1,038,161
Series A, 5.00%, 12/01/23 (Call 12/01/21)	5,565	5,765,173
Series A, 5.00%, 01/01/25	3,110	3,646,320
Series A, 5.00%, 01/01/26	2,510	3,036,573
Series E, 5.00%, 01/01/24	115	130,165
Series E, 5.00%, 12/01/25 (Call 12/01/21)	150	155,396
State of Arizona COP, Series A, 5.00%, 10/01/21	2,330	2,395,962

		96,966,164

Arkansas — 0.2%
State of Arkansas GO, 5.00%, 06/15/21	9,500	9,632,240

California — 13.5%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	690,727
Alameda County Transportation Commission RB, 4.00%, 03/01/22	400	415,420
Bay Area Toll Authority RB
Series C, VRDN,2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,516,530
Series F-1, 5.00%, 04/01/22	230	242,091
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,700	1,789,930
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	9,420	10,767,154
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,750	10,723,342
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	7,895	9,270,309
Series U-5, 5.00%, 05/01/21	2,060	2,076,459
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	8,415	8,652,218
5.00%, 10/01/22	820	882,623
5.00%, 10/01/23	1,290	1,446,142
5.00%, 10/01/24	1,495	1,739,761
California State Public Works Board RB
Series A, 5.00%, 04/01/22	355	373,464
Series A, 5.00%, 04/01/24 (Call 04/01/22)	515	541,569
Series A, 5.00%, 09/01/24	195	225,529
Series A, 5.00%, 04/01/25 (Call 04/01/22)	195	205,060
Series A, 5.00%, 09/01/25 (Call 09/01/24)	650	750,783
Series B, 5.00%, 10/01/21	1,000	1,028,010
Series B, 5.00%, 10/01/22	640	688,557
Series B, 5.00%, 10/01/24	90	104,386
Series E, 5.00%, 09/01/21	2,485	2,544,640
Series F, 5.00%, 05/01/21	1,475	1,486,741
Series F, 5.00%, 05/01/22	1,360	1,436,010
Series F, 5.00%, 05/01/24	1,185	1,354,716
California State University RB
Series A, 5.00%, 11/01/21	1,775	1,832,705
Series A, 5.00%, 11/01/22	630	680,980
Series A, 5.00%, 11/01/23	195	219,533
Series A, 5.00%, 11/01/24	1,765	2,060,567
Series A, 5.00%, 11/01/42 (PR 11/01/21)	50	51,605
Series B-2, VRDN,4.00%, 11/01/49 (Put 11/01/21)(b)(c)	2,150	2,162,190
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	6,900	7,426,470
Series E, 5.00%, 11/01/25	1,590	1,917,651
Series S1, 4.00%, 11/01/31 (PR 11/01/22)	20	21,289

78	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Chabot-Las Positas Community College District GO, 5.00%, 08/01/25 (Call 08/01/23)	$685	$761,494
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	5,000	5,748,450
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/21	450	456,278
City of Long Beach CA Harbor Revenue RB, Series C, 4.00%, 07/15/21	425	431,027
City of Los Angeles CA RB, 4.00%, 06/24/21	8,600	8,704,920
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/25 (Call 06/01/22)	350	370,692
Series B, 5.00%, 06/01/23	435	480,840
Series B, 5.00%, 06/01/24 (Call 06/01/22)	260	275,540
Series B, 5.00%, 06/01/25	100	118,748
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,000	2,295,780
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/22	1,640	1,772,414
5.00%, 11/01/25	355	427,427
5.00%, 11/01/25 (Call 05/01/25)	1,500	1,777,020
Contra Costa Community College District GO, 5.00%, 08/01/38 (PR 08/01/23)	2,500	2,788,175
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	6,000	6,077,340
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	705	810,813
Series B, 5.00%, 06/01/21	1,300	1,315,678
Series B, 5.00%, 06/01/22	215	228,016
Series B, 5.00%, 06/01/25	115	136,988
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,555	2,606,688
Long Beach Community College District GO, Series B, 5.00%, 08/01/39 (PR 08/01/22)	15	16,038
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/21	1,525	1,555,531
Series A, 5.00%, 08/01/22	1,475	1,575,344
Series A, 5.00%, 08/01/23	165	183,723
Series A, 5.00%, 08/01/24	325	375,648
Series A, 5.00%, 08/01/25 (PR 08/01/24)	160	185,344
Series A, 5.00%, 08/01/31 (PR 08/01/24)	120	139,008
Series B-1, 5.00%, 08/01/21	6,070	6,191,521
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/21	3,080	3,129,650
Series A, 5.00%, 06/01/25	160	190,146
Series E, 5.00%, 06/01/24	1,745	2,004,447
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/24 (Call 01/01/23)	250	271,620
Series B, 5.00%, 01/01/23 (Call 12/01/22)	5	5,417
Series F, 5.00%, 07/01/25 (Call 01/01/23)	395	429,085
Series F1, 5.00%, 07/01/25 (Call 07/01/22)	325	345,469
Series J, 5.00%, 07/01/21	80	81,290
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/25	7,025	8,364,878
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,275	1,291,346
Series A, 5.00%, 07/01/21	2,130	2,164,336

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/22 (Call 07/01/21)	$740	$751,877
Series B, 5.00%, 01/01/22 (Call 12/01/21)	2,910	3,015,808
Series B, 5.00%, 07/01/23	2,500	2,773,850
Series B, 5.00%, 01/01/24 (Call 12/01/23)	25	28,207
Series B, 5.00%, 07/01/24	1,100	1,266,507
Series B, 5.00%, 07/01/25 (Call 06/01/25)	40	47,592
Series C, 5.00%, 07/01/25 (Call 07/01/24)	20	23,027
Los Angeles Department of Water RB, Series C, 5.00%, 07/01/25 (Call 07/01/22)	1,510	1,606,157
Los Angeles Unified School District/CA GO
Series 2008-A, 5.00%, 07/01/25 (Call 07/01/21)	1,200	1,219,104
Series A, 5.00%, 07/01/21	4,825	4,902,634
Series A, 5.00%, 07/01/22	3,615	3,847,444
Series A, 5.00%, 07/01/23	14,735	16,334,484
Series A, 5.00%, 07/01/24	22,535	25,962,347
Series A, 5.00%, 07/01/25	1,935	2,305,881
Series A-2, 5.00%, 07/01/21	3,160	3,210,844
Series B, 5.00%, 07/01/21	1,720	1,747,675
Series B, 5.00%, 07/01/23	115	127,483
Series B, 5.00%, 07/01/24	130	149,772
Series B-1, 5.00%, 07/01/23	500	554,275
Series C, 5.00%, 07/01/21	570	579,171
Series C, 5.00%, 07/01/22	70	74,501
Series C, 5.00%, 07/01/24	740	852,547
Series C, 5.00%, 07/01/25	5,000	5,958,350
Series C, 5.00%, 07/01/25 (Call 07/01/24)	260	299,731
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/22	85	90,466
Series A, 5.00%, 07/01/24	1,035	1,193,158
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,100	1,170,730
Series BA, 4.00%, 08/01/23 (Call 07/01/23)	440	478,210
Series E-3, 5.00%, 07/01/21	1,175	1,193,859
Series K, 5.00%, 07/01/25	65	77,520
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,055	3,400,734
Sacramento Municipal Utility District RB, Series A, VRDN,5.00%, 08/15/49 (Put 04/20/23)(b)(c)	2,820	3,095,965
San Diego Association of Governments RB, 5.00%, 11/15/24 (Call 11/15/23)	1,500	1,686,915
San Diego Community College District GO
5.00%, 08/01/28 (PR 08/01/22)	475	507,875
5.00%, 08/01/43 (PR 08/01/23)	3,025	3,373,692
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	8,000	8,024,960
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	275	303,760
5.00%, 05/15/25	110	130,735
Series A, 5.00%, 05/15/21	7,000	7,068,950
Series B, 5.00%, 08/01/21	30	30,603
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,035	1,031,491
Series A, 5.00%, 07/01/21	2,420	2,459,180
Series D-2, 5.00%, 07/01/22	3,065	3,264,225
Series K-2, 4.00%, 07/01/21	2,010	2,035,909
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	1,005	1,012,799
Series D, 5.00%, 05/01/24	1,110	1,271,239

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, VRDN,2.13%, 10/01/48 (Put 10/01/23)(b)(c)	$1,000	$1,035,430
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,610	1,795,585
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,605	2,771,433
Southern California Public Power Authority RB, Series A, 5.00%, 04/01/24 (Call 01/01/24)	5,120	5,785,856
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	1,655	1,668,257
Series O, 5.00%, 05/01/21	10,520	10,604,265
Series O, 5.00%, 05/01/22	3,070	3,244,929
State of California Department of Water Resources RB
5.00%, 12/01/25 (PR 06/01/23)	45	49,841
Series 3, 5.00%, 12/01/25	1,095	1,324,151
Series AS, 5.00%, 12/01/22	25	27,120
Series AS, 5.00%, 12/01/23	720	812,570
Series AS, 5.00%, 12/01/24	475	555,745
Series AX, 5.00%, 12/01/21	950	984,685
Series AX, 5.00%, 12/01/22	450	488,151
Series BB, 5.00%, 12/01/22	5,990	6,497,832
Series BB, 5.00%, 12/01/24	5,000	5,849,950
Series BB, 5.00%, 12/01/25	35	42,324
State of California GO
2.00%, 11/01/22	2,500	2,576,825
3.00%, 05/01/21	2,850	2,863,452
3.00%, 03/01/22	75	77,144
3.00%, 03/01/25	7,000	7,690,340
4.00%, 10/01/21	375	383,441
4.00%, 04/01/22	430	447,961
4.00%, 09/01/22	1,035	1,094,730
4.00%, 05/01/23	1,100	1,188,154
4.00%, 10/01/23	190	207,909
4.00%, 10/01/24	1,380	1,553,756
4.00%, 11/01/24	70	78,987
4.00%, 04/01/25	3,890	4,437,012
5.00%, 03/01/21	775	775,000
5.00%, 04/01/21	2,000	2,007,860
5.00%, 08/01/21	2,505	2,555,576
5.00%, 09/01/21	15,960	16,347,029
5.00%, 10/01/21	5,745	5,907,642
5.00%, 11/01/21	2,535	2,617,058
5.00%, 02/01/22	7,890	8,240,789
5.00%, 03/01/22	1,000	1,048,520
5.00%, 04/01/22	3,255	3,426,115
5.00%, 05/01/22	2,520	2,662,380
5.00%, 08/01/22	6,680	7,138,382
5.00%, 09/01/22	2,255	2,418,848
5.00%, 10/01/22	2,985	3,213,950
5.00%, 11/01/22	3,505	3,787,397
5.00%, 12/01/22	135	146,421
5.00%, 02/01/23	455	496,605
5.00%, 02/01/23 (Call 02/01/22)	1,520	1,586,439
5.00%, 03/01/23	165	180,569
5.00%, 04/01/23	5,740	6,302,520
5.00%, 08/01/23	8,290	9,224,283
5.00%, 09/01/23	5,785	6,457,970
5.00%, 09/01/23 (Call 09/01/22)	2,345	2,514,028

Security	Par (000)	Value

California (continued)
5.00%, 10/01/23	$2,630	$2,945,442
5.00%, 11/01/23	2,090	2,348,177
5.00%, 12/01/23	360	405,756
5.00%, 02/01/24 (Call 02/01/22)	110	114,839
5.00%, 02/01/24 (Call 02/01/23)	125	136,084
5.00%, 03/01/24	4,420	5,028,678
5.00%, 04/01/24	15,865	18,104,503
5.00%, 08/01/24	1,140	1,316,393
5.00%, 09/01/24 (Call 09/01/22)	2,500	2,680,200
5.00%, 10/01/24	1,265	1,469,158
5.00%, 11/01/24	3,880	4,518,958
5.00%, 11/01/24 (Call 11/01/23)	1,000	1,121,250
5.00%, 12/01/24 (Call 12/01/23)	2,745	3,087,439
5.00%, 02/01/25 (Call 02/01/22)	15	15,660
5.00%, 02/01/25 (Call 02/01/23)	240	261,331
5.00%, 03/01/25	4,955	5,835,305
5.00%, 04/01/25	20,985	24,782,235
5.00%, 05/01/25 (Call 05/01/24)	165	188,631
5.00%, 08/01/25	250	298,488
5.00%, 09/01/25	45	53,872
5.00%, 09/01/25 (Call 09/01/22)	2,205	2,363,936
5.00%, 09/01/25 (Call 09/01/23)	310	345,402
5.00%, 10/01/25	9,540	11,451,244
5.00%, 10/01/25 (Call 10/01/24)	160	185,574
5.00%, 11/01/25	2,620	3,153,196
5.00%, 11/01/25 (Call 11/01/23)	650	728,813
5.00%, 12/01/25 (Call 12/01/23)	400	449,900
5.00%, 03/01/26 (Call 03/01/25)	860	1,011,291
5.25%, 09/01/22	1,190	1,280,916
5.25%, 10/01/22	1,540	1,664,201
5.25%, 02/01/23	1,830	2,006,064
5.25%, 09/01/23 (Call 09/01/21)	515	528,076
5.25%, 09/01/24 (Call 09/01/21)	835	856,159
5.50%, 02/01/25	965	1,152,007
VRDN,4.00%, 12/01/30 (Put 06/01/21)(b)(c)	2,430	2,452,550
Series A, 5.00%, 10/01/21	350	359,909
Series A, 5.00%, 10/01/22	20	21,534
Series A, 5.00%, 08/01/23	855	951,359
Series A, 5.00%, 10/01/23	140	156,792
Series A, 5.00%, 10/01/24	635	737,483
Series A, 5.00%, 08/01/25	465	555,187
Series B, 5.00%, 08/01/21	5,090	5,192,767
Series B, 5.00%, 09/01/21	5,050	5,172,462
Series B, 5.00%, 08/01/22	5,825	6,224,711
Series B, 5.00%, 09/01/22	3,060	3,282,340
Series B, 5.00%, 09/01/23	105	117,215
Series B, 5.00%, 08/01/24	2,620	3,025,393
Series B, 5.00%, 09/01/24	4,925	5,703,494
Series B, 5.00%, 09/01/25	245	293,304
Series B, 5.00%, 11/01/25	8,070	9,712,326
University of California RB
Series A, 5.00%, 05/15/25	1,025	1,217,741
Series AF, 5.00%, 05/15/22	250	264,595
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(b)(c)	13,505	14,879,539
Series AO, 5.00%, 05/15/21	4,645	4,690,939
Series AO, 5.00%, 05/15/23	610	673,940
Series AO, 5.00%, 05/15/24	200	229,440
Series AT, VRDN,1.40%, 05/15/46 (Put 03/10/21)(b)(c)	900	902,403
Series E, 5.00%, 05/15/21 (Call 03/29/21)	1,635	1,640,935

80	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 05/15/21	$3,075	$3,105,166

		592,597,491

Colorado — 0.6%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,030	2,223,703
Board of Water Commissioners City & County of Denver (The) RB, Series C, 5.00%, 09/15/21	1,280	1,313,613
City & County of Denver CO Airport System Revenue RB, Series D, VRDN,5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,618,845
City & County of Denver Co. Airport System Revenue RB, Series 2010-A, 5.00%, 11/15/25 (Call 11/15/22)	1,145	1,239,359
City & County of Denver Co. GO, Series C, 5.00%, 08/01/22	1,000	1,068,770
Colorado State Education Loan Program RB, Series A, 4.00%, 06/29/21	8,000	8,101,920
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	945	1,024,597
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,600	1,589,568
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	270	293,247
State of Colorado RB, 4.00%, 06/25/21	5,000	5,061,550
University of Colorado RB
Series B, 5.00%, 06/01/41 (PR 06/01/22)	420	445,427
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)(c)	2,500	2,630,075

		26,610,674

Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(b)(c)	7,300	7,412,347
Series A-1, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,810,262
Series A-2, VRDN,5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,050	1,118,103
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,855	4,202,066
Series CC, VRDN,0.25%, 07/01/49 (Put 02/09/24)(b)(c)	4,000	3,953,200
State of Connecticut GO
Series A, 5.00%, 10/15/21	1,445	1,488,466
Series A, 5.00%, 03/15/22	5,430	5,700,197
Series A, 5.00%, 04/15/22	650	684,944
Series A, 5.00%, 01/15/23	1,400	1,521,744
Series A, 5.00%, 03/15/23	265	290,148
Series A, 5.00%, 04/15/23	1,650	1,812,690
Series A, 5.00%, 10/15/23	920	1,030,593
Series A, 5.00%, 03/15/24	5	5,679
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,000	5,583,900
Series A, 5.00%, 01/15/25	20	23,328
Series A, 5.00%, 04/15/25	315	370,364
Series B, 3.00%, 04/15/22	55	56,728
Series B, 4.00%, 06/15/24	35	38,959
Series B, 5.00%, 05/15/21	3,185	3,216,372
Series B, 5.00%, 01/15/22	1,630	1,698,069
Series B, 5.00%, 02/15/22	5,000	5,228,800
Series B, 5.00%, 05/15/22 (Call 05/15/21)	2,500	2,524,300
Series B, 5.00%, 04/15/23	5,090	5,591,874
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,051,930
Series B, 5.00%, 01/15/24	2,560	2,890,061
Series B, 5.00%, 05/15/24	3,010	3,438,564
Series B, 5.00%, 04/15/25	40	47,030
Series B, 5.00%, 05/15/25	2,110	2,487,437

Security	Par (000)	Value

Connecticut (continued)
Series C, 5.00%, 06/01/22	$730	$773,625
Series C, 5.00%, 06/15/22	535	567,967
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,030	2,147,050
Series C, 5.00%, 06/15/23	525	580,582
Series C, 5.00%, 06/01/24 (Call 06/01/22)	25	26,417
Series D, 4.00%, 01/15/26	2,250	2,596,387
Series D, 5.00%, 10/01/22 (Call 03/29/21)	1,000	1,003,600
Series D, 5.00%, 04/15/24	500	569,530
Series E, 5.00%, 09/15/21	1,050	1,077,342
Series E, 5.00%, 10/15/21	5,250	5,407,920
Series E, 5.00%, 10/15/22	3,040	3,275,813
Series E, 5.00%, 10/15/23	1,715	1,921,160
Series E, 5.00%, 08/15/24 (Call 08/15/23)	25	27,749
Series F, 5.00%, 09/15/21	865	887,525
Series G, 5.00%, 11/01/21	1,095	1,130,303
Series S-1, 5.00%, 04/15/24	45	51,258
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/24 (Call 01/01/23)	90	97,679
5.00%, 01/01/26	105	126,195
Series A, 5.00%, 08/01/21	8,140	8,303,614
Series A, 5.00%, 09/01/21	2,650	2,713,997
Series A, 5.00%, 01/01/22	565	587,543
Series A, 5.00%, 08/01/22	1,885	2,012,690
Series A, 5.00%, 09/01/22	115	123,248
Series A, 5.00%, 08/01/23	55	61,128
Series A, 5.00%, 09/01/23	710	791,650
Series A, 5.00%, 10/01/23	1,680	1,879,181
Series A, 5.00%, 01/01/24	85	95,771
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,380	1,497,742
Series A, 5.00%, 08/01/24	20	22,999
Series A, 5.00%, 09/01/24	1,685	1,943,091
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	665,055
Series A, 5.00%, 08/01/25	25	29,668
Series A, 5.00%, 09/01/25	1,330	1,582,434
Series B, 5.00%, 10/01/21	175	179,933
Series B, 5.00%, 10/01/22	1,025	1,102,603
Series B, 5.00%, 10/01/25	375	447,315
Series S-3, 5.00%, 10/01/25 (Call 10/01/23)	25	27,936

		111,613,855

Delaware — 0.2%
Delaware Transportation Authority RB, 5.00%, 07/01/22	5,480	5,835,433
State of Delaware GO
Series A, 5.00%, 08/01/22	1,475	1,575,993
Series A, 5.00%, 01/01/26	100	121,032
Series B, 5.00%, 07/01/23	600	666,024

		8,198,482

District of Columbia — 0.9%
District of Columbia GO
Series A, 5.00%, 06/01/21	675	683,141
Series A, 5.00%, 06/01/22	2,710	2,874,063
Series A, 5.00%, 06/01/23	310	342,965
Series A, 5.00%, 06/01/24 (Call 06/01/23)	215	237,760
Series A, 5.00%, 06/01/25 (Call 06/01/23)	50	55,257
Series B, 5.00%, 06/01/22	2,215	2,349,096
Series B, 5.00%, 06/01/23	2,510	2,776,913
Series B, 5.00%, 06/01/24	130	149,419
District of Columbia RB
Series A, 5.00%, 10/01/23	50	56,052
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,200	3,466,272

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 12/01/24 (Call 12/01/22)	$530	$573,905
Series A, 5.00%, 10/01/25	25	30,059
Series A, 5.00%, 05/01/26	700	856,947
Series B, 5.00%, 10/01/21	3,500	3,599,295
Series B, 5.00%, 10/01/22	1,200	1,291,848
Series B, 5.00%, 10/01/23	1,835	2,057,108
Series B, 5.00%, 10/01/24	1,500	1,744,410
Series C, 5.00%, 10/01/21	1,740	1,789,364
Series C, 5.00%, 10/01/24	10,955	12,740,008
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/48 (PR 10/01/23)	2,745	3,080,165

		40,754,047

Florida — 2.0%
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,000	2,151,080
5.00%, 10/01/23	900	1,007,199
5.00%, 10/01/24	1,920	2,226,893
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/21	1,910	1,962,028
Hillsborough County School Board COP, 5.00%, 07/01/28 (PR 07/01/22)	10,705	11,396,329
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	5	5,604
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 2.88%, 07/01/25 (Call 07/01/22)	300	309,282
Series A, 5.00%, 07/01/21	1,695	1,722,273
Series A, 5.00%, 07/01/23	1,250	1,387,238
State of Florida GO
Series A, 5.00%, 06/01/21	8,735	8,839,645
Series A, 5.00%, 06/01/22	7,180	7,611,877
Series A, 5.00%, 06/01/23	19,020	21,042,587
Series A, 5.00%, 06/01/25 (Call 06/01/22)	80	84,792
Series B, 5.00%, 06/01/24	5,000	5,746,300
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,110	1,176,633
Series B, 5.00%, 06/01/25	1,000	1,185,170
Series C, 5.00%, 06/01/22	5,000	5,300,750
Series D, 5.00%, 06/01/22	1,220	1,293,383
Series D, 5.00%, 06/01/24 (Call 06/01/21)	1,515	1,533,225
Series D, 5.00%, 06/01/25 (PR 06/01/21)	6,400	6,476,992
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	2,560	2,601,011
Series A, 5.00%, 07/01/22 (Call 07/01/21)	400	407,492
Series A, 5.00%, 07/01/24	1,560	1,798,384

		87,266,167

Georgia — 2.9%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,210	2,490,051
Series F, 5.00%, 07/01/21	1,000	1,015,990
Series F, 5.00%, 07/01/23	740	821,245
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,000	2,378,620
Georgia State Road & Tollway Authority RB 5.00%, 06/01/25	3,515	4,165,873
Series A, 5.00%, 03/01/21 (GTD)	2,380	2,380,000
Series B, 5.00%, 06/01/21	1,025	1,037,279
Gwinnett County School District GO 5.00%, 08/01/21 (SAW)	7,000	7,140,140

Security	Par (000)	Value

Georgia (continued)
5.00%, 02/01/22	$2,175	$2,270,896
5.00%, 08/01/22 (SAW)	2,275	2,429,768
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.75%, 07/01/21	7,120	7,204,158
Series A, 4.00%, 07/01/25	1,530	1,756,409
Municipal Electric Authority of Georgia RB, Series A-R, 5.00%, 01/01/23	1,000	1,082,470
State of Georgia GO
Series A, 5.00%, 07/01/21	10,000	10,160,900
Series A, 5.00%, 07/01/22	7,615	8,105,711
Series A, 5.00%, 07/01/23	5,140	5,705,606
Series A, 5.00%, 08/01/24	185	213,899
Series A, 5.00%, 07/01/25	4,725	5,632,909
Series A, 5.00%, 08/01/25	10,075	12,043,655
Series A1, 5.00%, 02/01/25	100	117,614
Series A-1, 5.00%, 02/01/22	250	261,092
Series A-1, 5.00%, 02/01/23	4,095	4,468,627
Series A-1, 5.00%, 02/01/24	5,445	6,182,525
Series A-1, 5.00%, 02/01/25	25	29,404
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	305	345,086
Series C, 4.00%, 09/01/21	130	132,500
Series C, 4.00%, 09/01/22	235	248,527
Series C, 4.00%, 10/01/22	1,050	1,113,798
Series C, 4.00%, 10/01/23 (Call 10/01/22)	465	492,844
Series C, 5.00%, 07/01/21	3,735	3,795,096
Series C, 5.00%, 07/01/25 (PR 07/01/21)	3,725	3,784,935
Series C-1, 5.00%, 07/01/24	1,525	1,758,035
Series E, 5.00%, 12/01/22	3,430	3,719,526
Series E, 5.00%, 12/01/23	585	660,044
Series E, 5.00%, 12/01/24	25	29,240
Series E, 5.00%, 12/01/25	6,255	7,557,479
Series F, 5.00%, 01/01/23	3,345	3,636,918
Series F, 5.00%, 01/01/25	6,900	8,092,803
Series I, 5.00%, 07/01/21	1,000	1,016,090

		125,477,762

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	12,460,909
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,016,910
City & County of Honolulu HI GO, Series B, 5.00%, 03/01/25	4,520	5,323,023
State of Hawaii GO
Series A, 5.00%, 08/01/25 (Call 08/01/23)	110	122,340
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,284,603
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	260	269,394
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,071,320
Series EF, 5.00%, 11/01/21	545	562,680
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	1,250	1,349,200
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	3,000	3,237,030
Series EH, 5.00%, 08/01/21 (ETM)	675	688,453
Series EH-2017, 5.00%, 08/01/21	315	321,372
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,199
Series EO, 5.00%, 08/01/24	25	28,868
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,940,813
Series EP, 5.00%, 08/01/22	3,270	3,493,897
Series EY, 5.00%, 10/01/23	2,010	2,252,185
Series EY, 5.00%, 10/01/24	3,595	4,175,197
Series FB, 5.00%, 04/01/23	9,310	10,226,476
Series FH, 5.00%, 10/01/22	4,785	5,151,244

82	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series FH, 5.00%, 10/01/23	$565	$633,077
Series FH, 5.00%, 10/01/24	990	1,149,776
Series FT, 5.00%, 01/01/24	1,905	2,153,907
Series FT, 5.00%, 01/01/26	4,335	5,237,547
Series GA, 5.00%, 10/01/21	2,050	2,108,159

		68,268,579

Illinois — 2.5%
Chicago O’Hare International Airport RB, Series B, 5.00%, 01/01/23	500	542,480
County of Cook IL GO, Series A, 5.00%, 11/15/22	4,500	4,863,735
Illinois State Toll Highway Authority RB 5.00%, 01/01/25	5,415	6,308,367
Series A, 5.00%, 12/01/21	4,830	5,002,624
Series A, 5.00%, 12/01/22	1,185	1,283,284
Series B, 5.00%, 01/01/25	3,000	3,496,170
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	515	591,936
State of Illinois GO
4.88%, 05/01/21	1,500	1,510,275
5.00%, 07/01/21	1,000	1,013,660
5.00%, 02/01/22	3,675	3,810,424
5.00%, 02/01/23	8,150	8,738,919
5.00%, 08/01/23	325	353,685
5.00%, 02/01/24	1,120	1,235,035
5.00%, 08/01/24 (Call 08/01/22)	1,450	1,521,992
5.00%, 02/01/25	2,000	2,250,620
5.00%, 02/01/26	5,000	5,730,400
5.50%, 05/01/24	2,745	3,085,298
5.50%, 05/01/25	2,850	3,281,034
Series A, 5.00%, 10/01/21	1,955	2,001,529
Series A, 5.00%, 12/01/21	1,000	1,030,450
Series A, 5.00%, 12/01/22	1,500	1,599,900
Series A, 5.00%, 10/01/23	7,100	7,760,655
Series A, 5.00%, 12/01/23	1,400	1,537,914
Series A, 5.00%, 11/01/24	6,045	6,765,745
Series A, 5.25%, 05/01/23	1,000	1,085,730
Series B, 5.00%, 10/01/21	1,800	1,842,840
Series B, 5.00%, 10/01/22	1,600	1,697,344
Series D, 5.00%, 11/01/21	7,400	7,597,802
Series D, 5.00%, 11/01/22	12,600	13,416,102
Series D, 5.00%, 11/01/23	4,725	5,162,771
Series D, 5.00%, 11/01/24	1,755	1,962,265

		108,080,985

Indiana — 0.3%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/26	3,500	4,241,405
Series B, 5.00%, 02/01/23	3,475	3,792,059
Series B, 5.00%, 02/01/24	4,000	4,540,520
Series B, 5.00%, 02/01/25	2,065	2,426,974
Series C, 5.00%, 12/01/21	175	181,335
Series C, 5.00%, 12/01/23	295	332,409
Series C, 5.00%, 12/01/24	50	58,337
Series C, 5.00%, 12/01/25	40	48,141

		15,621,180

Kansas — 0.2%
State of Kansas Department of Transportation RB 5.00%, 09/01/25	295	352,581
Series A, 5.00%, 09/01/22	2,920	3,131,729
Series A, 5.00%, 09/01/23	1,140	1,272,309

Security	Par (000)	Value

Kansas (continued)
Series A, 5.00%, 09/01/24	$100	$115,769
Series A-1, 5.00%, 09/01/25 (Call 09/01/24)	285	328,602
Series B, 5.00%, 09/01/21	1,100	1,126,620
Series B, 5.00%, 09/01/22	3,600	3,861,036

		10,188,646

Louisiana — 0.5%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,075	3,610,634
State of Louisiana Gasoline & Fuels Tax Revenue RB,
Series A-1, 5.00%, 05/01/22	5,820	6,135,444
State of Louisiana GO
Series B, 5.00%, 08/01/25	4,040	4,806,024
Series C, 5.00%, 07/15/22	6,950	7,409,951
Series C, 5.00%, 08/01/23	85	94,557
Series C, 5.00%, 07/15/24 (PR 07/15/22)	635	677,209
Series C, 5.00%, 08/01/25 (Call 08/01/24)	420	481,942

		23,215,761

Maryland — 4.7%
County of Baltimore MD GO, 5.00%, 08/01/22	1,500	1,602,495
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,469,600
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	9,999,720
Series A, 5.00%, 07/01/21	2,190	2,225,456
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,300	1,320,826
Series A, 5.00%, 11/01/23	3,000	3,374,850
Series A, 5.00%, 11/01/24	3,750	4,375,012
Series A-1, 5.00%, 11/01/25 (PR 11/01/24)	220	256,859
Series B, 5.00%, 11/01/21	600	619,506
Series B, 5.00%, 11/01/23	1,835	2,064,283
Series B, 5.00%, 11/01/24	1,000	1,166,670
Series C, 5.00%, 10/01/21	500	514,215
Series C, 5.00%, 10/01/22	5,170	5,565,712
Series C, 5.00%, 10/01/25	405	487,158
Maryland State Transportation Authority RB, 5.00%, 07/01/21	430	436,889
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,076,520
4.00%, 09/01/23	2,000	2,184,520
5.00%, 09/01/21	875	896,087
5.00%, 10/01/21	2,025	2,081,963
5.00%, 09/01/22	2,000	2,144,380
5.00%, 10/01/22	4,960	5,337,952
5.00%, 02/15/23	2,185	2,387,943
5.00%, 10/01/23	3,755	4,208,454
5.00%, 10/01/24	1,585	1,841,405
5.00%, 11/01/24	1,725	2,009,763
5.00%, 09/01/25	4,080	4,882,414
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,095	1,219,042
First Series, 5.00%, 06/01/21	6,855	6,937,466
First Series, 5.00%, 06/01/22	985	1,044,376
First Series, 5.00%, 06/01/23	415	459,226
First Series, 5.00%, 06/01/24	100	114,974
First Series, 5.00%, 03/15/26	2,000	2,438,100
First Series A, 5.00%, 03/01/21	3,955	3,955,000
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,020	4,214,608
First Series B, 4.50%, 08/01/21	1,220	1,242,058
Second Series, 5.00%, 08/01/25	2,870	3,433,582
Second Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,662,828

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 03/01/22	$1,920	$2,012,755
Series A, 5.00%, 03/01/22 (PR 03/01/21)	75	75,000
Series A, 5.00%, 03/15/22	2,550	2,677,984
Series A, 5.00%, 03/01/23	5,460	5,978,645
Series A, 5.00%, 03/15/23	7,225	7,924,669
Series A, 5.00%, 08/01/23	10,000	11,139,800
Series A, 5.00%, 03/15/24	1,480	1,688,606
Series A, 5.00%, 08/01/24	7,660	8,859,403
Series A, 5.00%, 03/15/25	11,925	14,088,076
Series A, 5.00%, 08/01/25	6,535	7,818,278
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	49,294
Series B, 4.00%, 08/01/23	4,140	4,512,310
Series B, 5.00%, 08/01/21	3,055	3,116,528
Series B, 5.00%, 08/01/22	3,045	3,253,065
Series B, 5.00%, 08/01/24	13,050	15,093,369
Series B, 5.00%, 08/01/25	6,005	7,184,202
Series C, 5.00%, 08/01/22	3,670	3,920,771
Series C, 5.00%, 08/01/23	6,240	6,951,235
Series C, 5.00%, 08/01/24	1,500	1,734,870

		206,330,772

Massachusetts — 6.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,040	3,356,920
Commonwealth of Massachusetts GO
Series A, 5.00%, 01/01/24	7,390	8,355,577
Series A, 5.00%, 01/01/26	510	616,723
Series C, 5.50%, 12/01/22 (AMBAC)	15	16,400
Series C, 5.50%, 12/01/23 (AMBAC)	290	330,907
Commonwealth of Massachusetts GOL 4.00%, 12/01/32 (PR 12/01/21)	1,565	1,610,213
Series A, 3.00%, 10/01/25 (PR 10/01/21)	10	10,165
Series A, 5.00%, 03/01/22	1,215	1,273,952
Series A, 5.00%, 03/01/23	3,385	3,705,830
Series A, 5.00%, 07/01/23	10	11,098
Series A, 5.00%, 07/01/24	20	23,027
Series A, 5.00%, 03/01/25	8,875	10,451,733
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,570	1,576,154
Series A, 5.00%, 07/01/25	990	1,178,822
Series A, 5.00%, 04/01/26 (PR 04/01/21)	1,895	1,902,428
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,035	3,046,897
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,019,600
Series A, 5.25%, 08/01/21	1,010	1,031,432
Series A, VRDN, 5.00%, 06/01/44 (Put 06/01/23)(b)(c)	455	502,516
Series A-2, 5.00%, 11/01/24 (PR 11/01/22)	70	75,627
Series B, 5.00%, 08/01/21	1,000	1,020,190
Series B, 5.00%, 07/01/22	4,325	4,604,309
Series B, 5.00%, 08/01/22	765	817,494
Series B, 5.00%, 07/01/23	2,080	2,308,363
Series B, 5.00%, 08/01/23	220	244,963
Series B, 5.00%, 07/01/24	5,165	5,945,926
Series B, 5.00%, 07/01/25	2,740	3,261,400
Series B, 5.00%, 09/01/25	50	59,858
Series B, 5.25%, 08/01/21	2,190	2,236,472
Series B, 5.25%, 08/01/21 (AGM)	1,135	1,159,085
Series B, 5.25%, 09/01/21 (AGM)	255	261,500
Series B, 5.25%, 08/01/22	1,320	1,415,238
Series B, 5.25%, 09/01/22 (AGM)	4,715	5,075,226
Series B, 5.25%, 08/01/23	450	503,649
Series B, 5.25%, 09/01/23 (AGM)	265	297,685

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 09/01/24 (AGM)	$9,055	$10,564,831
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,341,158
Series C, 5.00%, 10/01/21	2,040	2,097,752
Series C, 5.00%, 04/01/22	2,240	2,357,757
Series C, 5.00%, 07/01/22	585	622,779
Series C, 5.00%, 08/01/22	15	16,029
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,485	1,577,798
Series C, 5.00%, 07/01/24 (PR 07/01/22)	100	106,458
Series C, 5.00%, 08/01/24	690	796,764
Series C, 5.00%, 10/01/24	165	191,629
Series C, 5.00%, 08/01/25	1,900	2,268,505
Series C, 5.00%, 10/01/25	4,670	5,605,588
Series D, 5.00%, 07/01/23	120	133,175
Series D, 5.00%, 04/01/25	1,910	2,255,615
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,430	3,526,898
Series D, 5.00%, 08/01/33 (PR 08/01/21)	275	280,539
Series D-2-R, VRDN,1.70%, 08/01/43 (Put 08/01/22)(b)(c).	1,500	1,528,530
Series E, 5.00%, 11/01/23	4,450	5,003,491
Series E, 5.00%, 11/01/24	600	698,808
Series E, 5.00%, 11/01/25 (AMBAC)	420	505,260
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,870	3,078,104
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,375	12,289,436
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,710	6,169,027
Series H, 5.00%, 12/01/23	10,000	11,271,000
Series H, 5.00%, 12/01/24	2,040	2,382,618
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/25	3,925	4,662,704
Series A, 5.00%, 06/01/43 (PR 06/01/21)	2,500	2,530,075
Massachusetts Bay Transportation Authority RB 5.00%, 07/01/22	3,600	3,831,480
Series A, 5.00%, 07/01/23	4,450	4,939,678
Series A, 5.00%, 07/01/24	4,625	5,331,746
Series A, 5.25%, 07/01/21	515	523,693
Series B, 5.25%, 07/01/21	2,500	2,542,200
Series C, 5.25%, 07/01/21	2,020	2,054,098
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/22	10,060	10,750,317
5.00%, 08/01/25	3,460	4,136,084
Series 2014, 5.00%, 08/01/21	4,200	4,284,966
Series 2017, 5.00%, 08/01/21	20	20,400
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,170	1,191,165
Series A, 5.00%, 10/15/25	6,150	7,413,026
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	9,890	10,107,481
Series A, 5.00%, 08/15/21 (ETM)	1,175	1,200,615
Series A, 5.00%, 08/15/22	1,640	1,753,882
Series A, 5.00%, 08/15/22 (ETM)	105	112,324
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,340	2,501,647
Series A, 5.00%, 08/15/24 (Call 08/15/22)	4,705	5,029,316
Series A, 5.00%, 08/15/24 (PR 08/15/22)	880	941,380
Series A, 5.00%, 08/15/25 (PR 08/15/22)	125	133,814
Series A, 5.00%, 08/15/30 (PR 08/15/22)	3,975	4,255,277
Series A, 5.00%, 05/15/38 (PR 05/15/23)	4,350	4,804,619
Series B, 5.00%, 10/15/23 (PR 10/15/21)	550	566,577
Series B, 5.00%, 08/15/30 (PR 08/15/22)	10,765	11,524,040
Series B, 5.00%, 10/15/41 (PR 10/15/21)	3,865	3,981,491
Series B, 5.25%, 10/15/35 (PR 10/15/21)	2,200	2,269,718
Series C, 5.00%, 08/15/24	635	734,244

84	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series C, 5.00%, 08/15/25	$100	$119,642
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, VRDN, 5.00%, 01/01/39 (Put 01/01/23)(b)(c)	3,500	3,796,030
Massachusetts Water Resources Authority RB
Series C, 5.00%, 08/01/24 (PR 08/01/21)	1,060	1,081,348
Series C, 5.25%, 08/01/42 (PR 08/01/21)	1,530	1,562,405
Series EH, 5.00%, 08/01/23	80	89,057
Series J, 5.50%, 08/01/21 (AGM)	2,230	2,279,439

		263,032,906

Michigan — 1.4%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	22,115	23,616,608
Michigan Finance Authority RB
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	12,160	12,945,293
Series C-3, 5.00%, 07/01/21 (AGM)	1,500	1,523,625
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,844,464
Michigan State Building Authority RB, Series I, 5.00%, 04/15/21	2,880	2,896,704
State of Michigan GO
Series A, 5.00%, 12/01/21	500	518,065
Series A, 5.00%, 12/01/22	1,000	1,083,860
State of Michigan RB 5.00%, 03/15/21	100	100,170
5.00%, 03/15/22	1,015	1,064,309
5.00%, 03/15/24	2,140	2,431,853
5.00%, 03/15/25	530	622,883
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,520	1,644,230
University of Michigan RB
Series A, 5.00%, 04/01/23	240	263,626
Series A, 5.00%, 04/01/25	3,195	3,771,729
Series AF, VRDN, 0.00%, 04/01/28 (Put 02/26/21)(a)(b)(c)	5,000	5,000,000
Series C, VRDN, 4.00%, 04/01/49 (Put 01/01/24)(b)(c)	1,000	1,087,130

		60,414,549

Minnesota — 1.2%
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,055	3,442,130
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/22	1,290	1,352,449
Series A, 5.00%, 03/01/23	3,515	3,849,663
State of Minnesota GO
Series A, 3.00%, 08/01/24	3,500	3,809,575
Series A, 5.00%, 08/01/25	3,555	4,249,647
Series B, 5.00%, 08/01/24 (Call 08/01/22)	500	534,005
Series D, 5.00%, 08/01/21	2,145	2,188,479
Series D, 5.00%, 08/01/22	2,925	3,126,591
Series D, 5.00%, 08/01/23	4,490	5,004,105
Series D, 5.00%, 08/01/24	9,325	10,781,658
Series D, 5.00%, 10/01/24	1,530	1,779,298
Series D, 5.00%, 08/01/25	50	59,770
Series F, 5.00%, 10/01/21	2,095	2,154,561
Series F, 5.00%, 10/01/22	335	360,805
Series F, 5.00%, 10/01/23	8,625	9,676,129
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,335	2,419,714

		54,788,579

Mississippi — 0.3%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	6,475	6,657,919

Security	Par (000)	Value

Mississippi (continued)
Series F, 4.00%, 11/01/22	$5,165	$5,493,545
Series F, 5.00%, 11/01/21	1,320	1,362,557

		13,514,021

Missouri — 1.1%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	5,805	5,851,092
Series A, 5.00%, 05/01/22	4,670	4,932,127
Series A, 5.00%, 05/01/24	3,035	3,472,769
Series B, 5.00%, 11/01/21	6,625	6,838,126
Series B, 5.00%, 05/01/22	6,095	6,437,112
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,381,850
Series B, 5.00%, 10/01/24	15,000	17,432,400

		50,345,476

Nebraska — 0.1%
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,375	3,904,605

Nevada — 0.5%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,905	2,018,310
Series A, 5.00%, 06/15/23	665	733,794
Series B, 5.00%, 06/15/23	125	137,931
Series C, 5.00%, 06/15/22	500	529,740
Series D, 5.00%, 06/15/23	1,280	1,412,416
Series D, 5.00%, 06/15/24	150	171,690
County of Clark Department of Aviation RB
5.00%, 07/01/23	420	464,970
5.00%, 07/01/24	1,575	1,807,187
Series A, 5.00%, 07/01/23	4,505	4,987,350
County of Clark NV GOL, Series A, 5.00%, 11/01/21	2,100	2,167,557
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,645	1,821,130
County of Clark NV RB, 5.00%, 07/01/23	1,280	1,418,624
State of Nevada GOL
Series B, 5.00%, 11/01/25 (Call 05/01/25)	5	5,901
Series D, 5.00%, 04/01/24	1,005	1,144,534
Series D, 5.00%, 04/01/25	35	41,209
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,500	2,924,975
5.00%, 12/01/25	140	168,932

		21,956,250

New Hampshire — 0.1%
State of New Hampshire GO, Series A, 5.00%, 12/01/25	2,810	3,395,126

New Jersey — 4.2%
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	2,680	2,924,202
New Jersey Economic Development Authority RB
Series A, 4.00%, 07/01/22	2,875	3,012,971
Series B, 5.00%, 11/01/21 (SAP)	1,895	1,953,764
Series BBB, 5.00%, 06/15/22	2,500	2,648,025
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,068,046
Series GG, 5.00%, 09/01/22 (Call 03/24/21) (SAP)	530	530,000
Series II, 5.00%, 03/01/22	400	418,416
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	490,675
Series II, 5.00%, 03/01/27 (PR 03/01/22)	355	372,186
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,825	6,749,952
Series NN, 5.00%, 03/01/21	1,235	1,235,000
Series NN, 5.00%, 03/01/21 (ETM)	365	365,000

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series NN, 5.00%, 03/01/22	$1,190	$1,244,788
Series NN, 5.00%, 03/01/23	2,035	2,212,920
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,000	1,082,880
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	100	108,259
Series XX, 5.00%, 06/15/21 (SAP)	3,205	3,247,851
Series XX, 5.00%, 06/15/23 (SAP)	1,545	1,695,885
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/21	3,160	3,210,623
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,510	5,198,948
5.00%, 12/15/25	2,020	2,385,135
5.25%, 12/15/21 (NPFGC)	695	721,876
Series A, 0.00%, 12/15/23(a)	2,470	2,400,198
Series A, 5.00%, 06/15/21	1,000	1,013,750
Series A, 5.00%, 06/15/22	1,385	1,467,754
Series A, 5.00%, 06/15/23	2,215	2,439,168
Series A, 5.00%, 12/15/23	1,000	1,118,440
Series A, 5.00%, 06/15/24	1,525	1,738,546
Series A, 5.25%, 12/15/22	480	521,477
Series A, 5.50%, 12/15/21	3,840	3,996,019
Series A, 5.50%, 12/15/22	6,290	6,861,509
Series A, 5.50%, 12/15/23	8,900	10,076,669
Series A-1, 5.00%, 06/15/21	200	202,750
Series A-1, 5.00%, 06/15/24	550	626,439
Series AA, 5.00%, 06/15/21 (SAP)	305	309,078
Series AA, 5.00%, 06/15/22	110	116,513
Series AA, 5.00%, 06/15/22 (SAP)	810	857,960
Series B, 5.00%, 06/15/21	3,715	3,764,669
Series B, 5.00%, 06/15/42 (PR 06/15/21)	7,570	7,673,179
Series B, 5.25%, 12/15/23 (AMBAC)	6,430	7,235,872
Series B, 5.50%, 12/15/21 (NPFGC)	2,745	2,856,529
Series C, 0.00%, 12/15/24 (AMBAC)(a)	560	539,493
Series C, 0.00%, 12/15/25 (AMBAC)(a)	6,505	6,159,324
Series D, 5.00%, 12/15/23	225	251,649
Series D, 5.00%, 12/15/24	460	530,270
Series D, 5.25%, 12/15/23	2,375	2,672,659
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	2,715	2,952,481
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,125	1,170,461
Series A, 5.00%, 01/01/38 (PR 07/01/22)	11,555	12,301,222
Series A, 5.00%, 01/01/43 (PR 07/01/22)	5,130	5,461,295
Series B, 5.00%, 01/01/22	5,770	6,003,166
Series B, 5.00%, 01/01/23	2,915	3,155,954
Series B, 5.00%, 01/01/24 (PR 01/01/23)	1,885	2,049,881
Series B, 5.00%, 01/01/25 (PR 07/01/22)	90	95,812
Series B, 5.00%, 01/01/25 (PR 01/01/23)	940	1,022,222
Series C, 5.00%, 01/01/25	2,995	3,482,945
Series C-2, 5.50%, 01/01/25 (AMBAC)	1,010	1,193,608
State of New Jersey GO
5.00%, 06/01/21	1,760	1,780,205
Series A, 4.00%, 06/01/23	5,150	5,554,481
Series A, 5.00%, 06/01/24	5,190	5,920,025
Series A, 5.00%, 06/01/25	20,300	23,890,461
Series T, 5.00%, 06/01/22	575	608,091
Series T, 5.00%, 06/01/23	15	16,513

		184,966,139

New Mexico — 0.4%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,100	2,203,278
5.00%, 06/15/22	1,945	2,065,629

Security	Par (000)	Value

New Mexico (continued)
Series A, 5.00%, 06/15/23	$1,065	$1,179,051
Series A, 5.00%, 06/15/24	6,105	7,007,197
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,500,000
Series B, 5.00%, 03/01/22	500	524,155
Series B, 5.00%, 03/01/23	50	54,718
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/21	1,215	1,230,491
Series B, 4.00%, 07/01/22	1,090	1,145,612
Series B, 4.00%, 07/01/23	680	738,371

		17,648,502

New York — 16.5%
City of New York NY GO
Second Series, 5.00%, 08/01/24	110	126,696
Series 1, 5.00%, 08/01/22	4,350	4,644,016
Series 1, 5.00%, 08/01/23	2,055	2,285,016
Series 1, 5.00%, 08/01/24	590	679,550
Series 1, 5.00%, 08/01/25	415	492,692
Series 179, 5.00%, 08/01/23	65	72,275
Series 2015-A, 5.00%, 08/01/21	1,965	2,004,418
Series 2015-A, 5.00%, 08/01/22	1,015	1,083,604
Series 2015-A, 5.00%, 08/01/24	4,430	5,102,385
Series A, 5.00%, 08/01/21	6,995	7,135,319
Series A, 5.00%, 08/01/21 (ETM)	280	285,592
Series A, 5.00%, 08/01/22	13,930	14,871,529
Series A, 5.00%, 08/01/23	5,115	5,687,522
Series A, 5.00%, 08/01/23 (Call 08/01/21)	560	571,183
Series A, 5.00%, 08/01/24	2,060	2,372,667
Series A, 5.00%, 08/01/24 (Call 08/01/21)	375	382,444
Series A, 5.00%, 08/01/25	500	593,605
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,040	1,196,322
Series A-1, 5.00%, 08/01/21	1,450	1,479,087
Series A-1, 5.00%, 08/01/25	1,100	1,305,931
Series B, 5.00%, 08/01/22	150	160,139
Series B, 5.00%, 08/01/23 (Call 08/01/22)	250	266,708
Series B, 5.00%, 08/01/25 (Call 02/01/22)	85	88,667
Series C, 5.00%, 08/01/21	6,025	6,145,862
Series C, 5.00%, 08/01/21 (ETM)	950	968,972
Series C, 5.00%, 08/01/22	2,750	2,935,872
Series C, 5.00%, 08/01/23	14,885	16,551,078
Series C, 5.00%, 08/01/24	15,230	17,541,610
Series C, 5.00%, 08/01/25	615	730,134
Series C-1, 4.00%, 08/01/22	2,910	3,065,627
Series C-1, 5.00%, 08/01/23	1,575	1,751,290
Series C-1, 5.00%, 08/01/24	1,595	1,837,089
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,451,450
Series D, 5.00%, 08/01/24	135	155,490
Series D, 5.00%, 08/01/24 (Call 02/01/23)	1,080	1,177,070
Series E, 5.00%, 08/01/21	1,890	1,927,913
Series E, 5.00%, 08/01/22	650	693,934
Series E, 5.00%, 08/01/23	1,070	1,189,765
Series E, 5.00%, 08/01/24	245	282,186
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,645	1,792,853
Series E, 5.00%, 08/01/25	2,860	3,395,421
Series E, 5.00%, 08/01/25 (Call 02/01/23)	200	217,896
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,043,710
Series F, 5.00%, 08/01/24 (Call 02/01/22)	1,090	1,137,230
Series F-1, 5.00%, 06/01/25	400	472,404
Series G, 5.00%, 08/01/21	50	51,003
Series G, 5.00%, 08/01/22	1,085	1,158,335

86	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series G, 5.00%, 08/01/23	$4,385	$4,875,813
Series G, 5.00%, 08/01/24 (Call 08/01/22)	5	5,333
Series G-1, 5.00%, 04/01/22	2,065	2,171,926
Series G-1, 5.00%, 04/01/23 (PR 04/01/22)	2,405	2,530,084
Series I, 5.00%, 08/01/21	1,850	1,887,111
Series I, 5.00%, 08/01/22	2,325	2,482,147
Series I, 5.00%, 08/01/24 (Call 08/01/22)	1,215	1,295,846
Series J, 5.00%, 08/01/21	2,770	2,825,566
Series J, 5.00%, 08/01/22	2,020	2,156,532
Series J, 5.00%, 08/01/23	1,825	2,029,272
Series J, 5.00%, 08/01/24 (Call 08/01/23)	585	650,479
County of Nassau NY GOL, Series C, 5.00%, 10/01/21	400	410,612
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/22	1,150	1,200,589
Series A, 5.00%, 02/15/25	1,595	1,860,568
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	8,000	8,078,240
Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	998,860
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,570	1,582,544
Series A, 5.00%, 09/01/42 (PR 09/01/22)	6,005	6,441,323
Series B, VRDN,0.85%, 09/01/50 (Put 03/01/25)(b)(c)	2,500	2,490,675
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(b)(c)	1,400	1,448,034
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23 (Call 11/15/22)	2,000	2,156,660
Series A, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,544,098
Series A, 5.25%, 11/15/38 (PR 11/15/21)	4,505	4,667,270
Series A-2, 5.00%, 11/15/23	1,065	1,180,414
Series B, 5.00%, 11/15/22	925	991,221
Series B, 5.00%, 11/15/23	2,115	2,344,203
Series B, 5.00%, 11/15/24	1,600	1,827,024
Series B-1, 5.00%, 05/15/22	1,500	1,574,730
Series C, 5.00%, 11/15/21	2,000	2,061,020
Series C, 5.00%, 11/15/22	1,130	1,210,897
Series C-1, 5.00%, 11/15/23	565	626,229
Series C-1, 5.00%, 11/15/24	3,500	3,996,615
Series D, 5.00%, 11/15/21	11,150	11,490,186
Series D-1, 5.00%, 11/01/22	3,560	3,809,414
Series D-1, VRDN,5.00%, 11/15/34 (Put 11/15/24)(b)(c)	5,000	5,675,950
Series E, 5.00%, 11/15/22	3,755	4,023,820
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,112,852
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,940	6,345,464
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/22 (SAW)	60	63,893
Series C, 5.00%, 07/15/23 (SAW)	130	144,347
Series C, 5.00%, 07/15/24 (SAW)	55	63,362
Series C, 5.00%, 07/15/25 (Call 07/15/22) (SAW)	120	127,534
Series S-1, 5.00%, 07/15/24 (SAW)	1,160	1,336,355
Series S-3, 5.00%, 07/15/25 (SAW)	265	315,233
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/21	1,790	1,826,140
5.00%, 11/01/21	1,295	1,336,751
5.00%, 08/01/22	1,010	1,078,266
5.00%, 11/01/22	5,810	6,270,965
5.00%, 11/01/24	1,000	1,163,490
5.00%, 08/01/25	330	393,050
Series 13, 5.00%, 11/01/21	335	345,800
Series A, 5.00%, 08/01/21	1,510	1,540,487
Series A, 5.00%, 11/01/21	3,000	3,096,720

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 11/01/21 (Call 05/01/21)	$90	$90,716
Series A, 5.00%, 08/01/23	2,265	2,519,677
Series A, 5.00%, 11/01/24 (Call 11/01/22)	700	755,307
Series A-1, 5.00%, 05/01/21	1,380	1,390,985
Series A-1, 5.00%, 11/01/21	380	392,251
Series A-1, 5.00%, 05/01/22	3,100	3,274,003
Series A-1, 5.00%, 08/01/22	4,580	4,889,562
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	200	206,338
Series A-1, 5.00%, 08/01/23	2,005	2,230,442
Series A-1, 5.00%, 05/01/24	2,410	2,755,980
Series A-1, 5.00%, 08/01/24	6,095	7,031,314
Series A-1, 5.00%, 08/01/25	1,020	1,214,881
Series A-3, 5.00%, 08/01/23	2,845	3,164,892
Series B, 5.00%, 11/01/21	945	975,467
Series B, 5.00%, 11/01/22	25	26,984
Series B, 5.00%, 05/01/23 (Call 05/01/22)	40	42,234
Series B, 5.00%, 11/01/23 (Call 11/01/22)	1,105	1,192,494
Series B, 5.00%, 11/01/25 (Call 11/01/22)	520	561,085
Series C, 5.00%, 11/01/21	2,875	2,967,690
Series C, 5.00%, 11/01/22	1,110	1,198,068
Series C, 5.00%, 11/01/23	995	1,117,624
Series C, 5.00%, 11/01/24	45	52,357
Series C, 5.00%, 11/01/25	940	1,128,414
Series C, 5.00%, 11/01/25 (Call 05/01/25)	105	124,106
Series D-1, 5.00%, 11/01/23 (Call 11/01/21)	670	691,507
Series F-1, 5.00%, 05/01/22	355	374,926
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	300	327,207
New York City Water & Sewer System RB
4.00%, 06/15/23	270	292,766
4.00%, 06/15/24	315	351,729
5.00%, 06/15/22	7,135	7,572,978
5.00%, 06/15/25	170	202,048
Series AA, 5.00%, 06/15/23	1,390	1,538,855
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	1,775	1,799,761
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,360	7,178,914
Series CC, 5.00%, 06/15/22	18,060	19,170,509
Series CC, 5.00%, 06/15/25	565	671,514
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	610	633,284
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	590	640,044
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	150	162,723
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	200	225,752
Series G, VRDN,0.02%, 06/15/41 (Put 02/26/21)(b)(c)	1,700	1,700,000
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22 (SAW)	105	113,863
Series A, 5.00%, 12/01/21 (SAW)	920	953,451
New York State Dormitory Authority RB
5.00%, 05/15/24 (Call 05/15/22)	25	26,405
First Series, 5.00%, 03/15/23	135	147,986
Series 1, 5.00%, 03/15/25	1,510	1,778,206
Series 2015 B-A, 5.00%, 03/15/23	355	389,147
Series 2015B-A, 5.00%, 03/15/21	805	806,425
Series 2015B-A, 5.00%, 03/15/22	11,085	11,641,356
Series A, 4.00%, 12/15/22	445	475,465
Series A, 5.00%, 03/15/21	5,320	5,329,416
Series A, 5.00%, 03/15/21 (ETM)	430	430,740
Series A, 5.00%, 10/01/21	1,070	1,100,292
Series A, 5.00%, 12/15/21	1,135	1,178,323
Series A, 5.00%, 02/15/22	8,425	8,813,898
Series A, 5.00%, 03/15/22	8,610	9,042,135
Series A, 5.00%, 10/01/22	175	188,423

SCHEDULE OF INVESTMENTS	87

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 12/15/22	$155	$168,375
Series A, 5.00%, 02/15/23	1,630	1,779,390
Series A, 5.00%, 03/15/23	5,765	6,319,324
Series A, 5.00%, 05/15/23 (Call 05/15/22)	330	348,747
Series A, 5.00%, 12/15/23 (Call 12/15/22)	3,775	4,095,195
Series A, 5.00%, 02/15/24	2,970	3,371,989
Series A, 5.00%, 03/15/24	18,895	21,521,903
Series A, 5.00%, 03/15/24 (Call 03/15/23)	530	580,663
Series A, 5.00%, 02/15/25 (Call 02/15/24)	4,225	4,789,502
Series A, 5.00%, 03/15/25	10,565	12,433,481
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,475	1,618,798
Series A, 5.00%, 12/15/25 (Call 12/15/22)	2,925	3,167,599
Series A, 5.00%, 03/15/26 (Call 03/15/25)	1,250	1,469,063
Series A, 5.00%, 02/15/36 (PR 02/15/23)	12,000	13,122,000
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	215	217,290
Series B, 5.00%, 03/15/21	1,720	1,723,044
Series B, 5.00%, 03/15/22	1,530	1,606,791
Series B, 5.00%, 02/15/23	8,225	8,978,821
Series B, 5.00%, 02/15/24	1,565	1,776,823
Series C, 5.00%, 03/15/22	680	714,129
Series C, 5.00%, 03/15/23	6,215	6,811,443
Series C, 5.00%, 03/15/24	2,940	3,350,101
Series C, 5.00%, 03/15/25	915	1,077,522
Series C, 5.00%, 03/15/25 (Call 03/15/24)	635	722,014
Series D, 5.00%, 02/15/22	475	496,926
Series D, 5.00%, 02/15/23	7,310	7,979,961
Series D, 5.00%, 02/15/24	2,800	3,178,980
Series D, 5.00%, 03/15/24 (Call 03/29/21)	135	135,487
Series D, 5.00%, 02/15/25	2,000	2,347,160
Series E, 5.00%, 03/15/21	3,000	3,005,310
Series E, 5.00%, 03/15/22	3,235	3,397,364
Series E, 5.00%, 02/15/23	2,110	2,303,382
Series E, 5.00%, 03/15/23	745	816,341
Series E, 5.00%, 03/15/24	2,795	3,183,030
Series E, 5.00%, 02/15/25	2,780	3,262,552
Series E, 5.00%, 03/15/25	35	41,217
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	2,920	2,960,588
Series A, 5.00%, 06/15/21	4,245	4,304,006
Series A, 5.00%, 06/15/22	295	313,337
Series A, 5.00%, 06/15/23	3,105	3,440,526
Series A, 5.00%, 06/15/23 (Call 06/15/22)	775	823,252
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,540	1,635,880
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/22	510	536,581
Series A, 5.00%, 04/01/23 (Call 04/01/22)	30	31,528
New York State Thruway Authority RB
Series A, 5.00%, 03/15/23 (Call 03/15/21)	1,235	1,237,149
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,745	2,816,315
Series A, 5.00%, 03/15/25 (Call 03/15/21)	735	736,279
Series A, 5.00%, 03/15/25 (Call 09/15/21)	240	246,223
Series C, 5.00%, 01/01/24	200	224,922
Series I, 5.00%, 01/01/37 (PR 01/01/23)	15,155	15,768,777
Series I, 5.00%, 01/01/42 (PR 01/01/22)	700	728,350
Series J, 5.00%, 01/01/24	535	601,666
Series K, 5.00%, 01/01/23	30	32,526
Series L, 5.00%, 01/01/22	715	743,221
Series L, 5.00%, 01/01/23	1,775	1,924,437

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp. RB
5.00%, 03/15/21	$2,000	$2,003,540
5.00%, 03/15/24	6,035	6,872,839
5.00%, 03/15/25	3,020	3,553,755
5.00%, 03/15/26	1,000	1,213,770
Series A, 5.00%, 03/15/21	13,700	13,724,249
Series A, 5.00%, 03/15/22	17,580	18,462,340
Series A, 5.00%, 03/15/23	5,775	6,328,013
Series A, 5.00%, 03/15/24	12,230	13,927,891
Series A, 5.00%, 03/15/25	2,265	2,665,316
Series A-1, 5.00%, 03/15/21	1,200	1,202,124
Series A-1, 5.00%, 03/15/22	1,840	1,932,350
Series A-1, 5.50%, 03/15/23 (NPFGC)	110	121,554
Series A-2, 5.50%, 03/15/21 (NPFGC)	150	150,293
Series C, 5.00%, 03/15/21	5,100	5,109,027
Series C, 5.00%, 03/15/23	220	241,067
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,255	12,335,705
Series D, 5.00%, 03/15/21	340	340,602
Series D, 5.00%, 03/15/22	2,350	2,467,947
Series D, 5.00%, 03/15/24 (Call 03/15/23)	5,250	5,754,105
Series E, 5.00%, 03/15/21	3,460	3,466,124
Series E, 5.00%, 03/15/23	5,520	6,048,595
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,625	1,781,033
Series E, 5.00%, 03/15/25	5,175	6,089,629
Series E, 5.00%, 03/15/26	10,000	12,137,700
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/21	2,070	2,145,100
Series 179, 5.00%, 12/01/22	150	162,635
Series B, 5.00%, 12/01/23	120	135,217
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/21	4,255	4,383,799
Series A, 5.00%, 10/15/22	1,330	1,434,751
Series A, 5.00%, 10/15/23	4,385	4,923,171
Series A, 5.00%, 10/15/24	960	1,117,910
Series A, 5.00%, 10/15/25 (Call 10/15/24)	145	168,452
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	1,935	2,007,117
First Series, 5.00%, 11/15/24	200	232,758
Series A, 5.00%, 11/15/22	2,945	3,184,105
Series A, 5.00%, 11/15/23	135	151,783
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,260	2,474,293
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,350	5,851,081
Series A, 5.25%, 01/01/28 (PR 01/01/22)	645	672,458
Series B, 4.00%, 11/15/21	225	231,113
Series B, 5.00%, 11/15/21	1,225	1,266,895
Series B, 5.00%, 11/15/22	20	21,627
Series B, 5.00%, 11/15/23 (Call 11/15/22)	3,990	4,311,674
Series B, 5.50%, 01/01/30 (PR 01/01/22)	3,080	3,217,522
Series C-1, 5.00%, 11/15/25	3,965	4,763,392
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,285	6,956,489
Series B, 5.00%, 12/15/24 (Call 12/15/22)	565	613,347

		723,350,031

North Carolina — 4.1%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	2,905	2,951,625
5.00%, 07/01/23	3,470	3,852,706
City of Raleigh NC Combined Enterprise System Revenue RB, Series 1, VRDN,0.03%, 03/01/35 (Put 02/26/21)(b)(c) .	15,000	15,000,000

88	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/26	$5,000	$6,130,150
County of Guilford NC GO, 5.00%, 03/01/24	4,170	4,750,965
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	4,060	4,207,947
County of Wake NC GO
Series A, 5.00%, 03/01/22	3,035	3,182,562
Series C, 5.00%, 03/01/21	1,075	1,075,000
Series C, 5.00%, 03/01/22	3,210	3,366,070
Series C, 5.00%, 03/01/23	4,900	5,366,529
Series C, 5.00%, 03/01/24	3,365	3,833,812
Series C, 5.00%, 03/01/25	2,310	2,725,430
State of North Carolina GO
Series A, 5.00%, 06/01/22	4,025	4,269,720
Series A, 5.00%, 06/01/23	4,600	5,091,326
Series A, 5.00%, 06/01/25	10,000	11,898,100
Series A, 5.00%, 06/01/26	2,600	3,189,186
Series B, 5.00%, 06/01/21	400	404,844
Series B, 5.00%, 06/01/22	165	175,032
Series B, 5.00%, 06/01/24	12,450	14,318,620
Series B, 5.00%, 06/01/25	750	892,358
Series C, 4.00%, 05/01/21	630	634,026
Series C, 4.00%, 05/01/22	3,000	3,135,330
Series C, 5.00%, 05/01/21	7,610	7,671,108
Series C, 5.00%, 05/01/22	3,230	3,413,270
Series D, 4.00%, 06/01/21	1,275	1,287,291
Series D, 4.00%, 06/01/22	2,250	2,358,765
Series D, 4.00%, 06/01/23	1,120	1,214,539
State of North Carolina RB
5.00%, 03/01/21	525	525,000
5.00%, 03/01/22	2,810	2,945,751
5.00%, 03/01/23	1,420	1,550,711
5.00%, 03/01/24	1,000	1,135,140
5.00%, 03/01/25	2,000	2,346,640
Series B, 5.00%, 11/01/21	12,525	12,932,188
Series B, 5.00%, 05/01/23	7,750	8,539,958
Series B, 5.00%, 05/01/24	20	22,898
Series B, 5.00%, 06/01/24	5,315	6,103,374
Series B, 5.00%, 05/01/25	10,135	11,988,286
Series B, 5.00%, 06/01/25	3,435	4,074,219
Series C, 5.00%, 05/01/21	2,500	2,520,075
Series C, 5.00%, 05/01/22	8,480	8,961,155
Series C, 5.00%, 05/01/24	160	183,187
Series C, 5.00%, 05/01/29 (PR 05/01/21)	570	574,549

		180,799,442

Ohio — 2.4%
American Municipal Power Inc. RB
5.00%, 02/15/24	500	565,540
5.00%, 02/15/25	1,155	1,350,749
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	630	640,137
Series 1, 5.00%, 07/01/23	1,290	1,431,952
Series 2017-1, 5.00%, 04/01/24	8,425	9,614,273
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/49 (PR 11/15/24)	935	1,093,295
Ohio Turnpike & Infrastructure Commission RB, Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	5,115	5,586,961
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	5,385	5,581,229
5.00%, 06/01/22	2,115	2,243,042

Security	Par (000)	Value

Ohio (continued)
5.00%, 12/01/22	$620	$672,452
5.00%, 06/01/23	3,335	3,689,644
5.00%, 12/01/23	3,000	3,386,610
Series 2015-A, 5.00%, 06/01/23	1,220	1,349,735
Series 2015-A, 5.00%, 06/01/24	160	183,958
Series 2015-A, 5.00%, 12/01/24	1,535	1,797,178
Series 2015-A, 5.00%, 06/01/25	5,360	6,377,382
Series 2015-A, 5.00%, 12/01/25	2,380	2,878,063
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,309,688
Series A, 5.00%, 09/15/22	1,000	1,074,870
Series A, 5.00%, 12/15/22	2,000	2,173,700
Series A, 5.00%, 09/15/23	1,535	1,718,632
Series A, 5.00%, 12/15/23	5,140	5,811,027
Series A, 5.00%, 09/15/24	210	243,760
Series A, 5.00%, 12/15/24	2,545	2,979,431
Series A, 5.00%, 09/15/25	120	144,016
Series A, 5.00%, 02/01/29 (PR 08/01/21)	500	510,070
Series B, 5.00%, 08/01/24	10,000	11,558,400
Series B, 5.00%, 08/01/25	5,840	6,978,333
Series B, 5.00%, 09/15/25	2,650	3,180,344
Series C, 5.00%, 09/15/21	2,000	2,052,520
Series C, 5.00%, 08/01/25	180	215,086
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	680	718,420
Series T, 5.00%, 11/01/23	3,120	3,510,749
Series U, 5.00%, 05/01/26	5,865	7,163,276
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,020	1,108,210
Series A, 5.00%, 12/15/23	45	50,794
Series A, 5.00%, 12/15/24	880	1,029,125

		103,972,651

Oklahoma — 0.0%
Oklahoma Turnpike Authority RB
Series D, 4.00%, 01/01/23	350	373,688
Series D, 5.00%, 01/01/24	385	435,185

		808,873

Oregon — 1.2%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,175	1,189,112
Series B, 5.00%, 06/15/22	2,070	2,198,671
Series B, 5.00%, 06/15/23	2,075	2,299,225
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	10,000	11,083,000
5.00%, 06/15/25 (GTD)	5,025	5,976,986
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,375	2,608,273
Series C, 5.00%, 04/01/24	4,720	5,386,275
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,082,090
Series A, 5.00%, 11/15/23	3,075	3,462,634
Series A, 5.00%, 11/15/24	10,695	12,472,402
Series A, 5.00%, 11/15/25	250	300,725
Series A, 5.00%, 11/15/38 (PR 11/15/23)	450	507,542
State of Oregon GO
Series A, 5.00%, 05/01/24	500	572,800
Series H, 5.00%, 05/01/23	160	176,382
Series J, 5.00%, 05/01/36 (PR 05/01/21)	3,080	3,104,578

		52,420,695

SCHEDULE OF INVESTMENTS	89

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 3.5%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	$1,490	$1,612,493
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	4,070	4,510,944
Series A, 5.00%, 08/01/25	1,840	2,181,817
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	9,000	9,161,820
5.00%, 07/15/22	1,870	1,993,757
First Series, 5.00%, 03/15/21	1,080	1,081,912
First Series, 5.00%, 04/01/21	2,215	2,223,749
First Series, 5.00%, 07/01/21	1,035	1,051,653
First Series, 5.00%, 08/15/21	1,655	1,691,476
First Series, 5.00%, 11/15/21	445	460,219
First Series, 5.00%, 04/01/22	1,545	1,625,865
First Series, 5.00%, 07/01/22	1,605	1,708,202
First Series, 5.00%, 08/15/22	2,065	2,209,963
First Series, 5.00%, 01/01/23	2,705	2,938,983
First Series, 5.00%, 04/01/23	2,015	2,212,913
First Series, 5.00%, 08/15/23	8,040	8,961,786
First Series, 5.00%, 01/01/24	2,505	2,828,496
First Series, 5.00%, 03/01/24	5,250	5,964,525
First Series, 5.00%, 03/15/24	425	483,514
First Series, 5.00%, 06/15/24	745	855,096
First Series, 5.00%, 07/01/24	850	977,135
First Series, 5.00%, 08/15/24	1,360	1,570,011
First Series, 5.00%, 09/15/24	1,010	1,169,277
First Series, 5.00%, 11/15/24 (PR 11/15/21)	150	155,130
First Series, 5.00%, 01/01/25	20,000	23,341,000
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,317,747
First Series, 5.00%, 06/01/25 (PR 06/01/22)	3,780	4,008,841
First Series, 5.00%, 08/15/25	4,385	5,220,693
First Series, 5.00%, 09/15/25	1,600	1,909,888
First Series, 5.00%, 01/01/26	590	710,649
Second Series, 5.00%, 09/15/21	13,080	13,421,257
Second Series, 5.00%, 10/15/21	10	10,301
Second Series, 5.00%, 01/15/22	11,955	12,458,545
Second Series, 5.00%, 09/15/22	215	230,959
Second Series, 5.00%, 10/15/22	75	80,869
Second Series, 5.00%, 09/15/23	2,960	3,310,109
Second Series, 5.00%, 10/15/23	580	650,696
Second Series, 5.00%, 09/15/24	675	781,448
Second Series, 5.00%, 09/15/25	340	405,851
Series A, 5.00%, 03/01/23	4,115	4,503,291
Series A, 5.00%, 06/01/23 (PR 06/01/22)	95	100,751
Series A, 5.00%, 10/15/24 (Call 10/15/23)	250	280,683
Series T, 5.00%, 07/01/21	770	782,389
Delaware River Port Authority RB
Series B, 5.00%, 01/01/22	310	322,155
Series B, 5.00%, 01/01/23	1,655	1,795,294
Series B, 5.00%, 01/01/24	215	242,636
Series B, 5.00%, 01/01/26	400	481,164
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	4,080	4,275,432
Pennsylvania Turnpike Commission RB, Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,000	11,296,700
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,617,167

		153,187,251

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/24	4,175	4,778,705

Security	Par (000)	Value

South Carolina — 0.1%
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	$2,175	$2,513,408

Tennessee — 1.3%
City of Memphis TN GO
5.00%, 05/01/23	2,580	2,841,199
5.00%, 05/01/24	3,300	3,773,748
County of Hamilton TN GO, First Series, 5.00%, 01/01/26	6,960	8,431,274
County of Shelby TN GO, Series A, 5.00%, 03/01/23	555	607,720
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,190	1,267,183
5.00%, 07/01/23	6,135	6,808,562
5.00%, 07/01/23 (PR 07/01/22)	1,375	1,463,798
5.00%, 01/01/24	3,080	3,485,236
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,160	5,611,345
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,900	5,328,603
Series B, 5.00%, 01/01/32 (PR 01/01/23)	120	130,496
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	2,375	2,496,125
Series A, 5.00%, 08/01/21	7,570	7,722,157
Series A, 5.00%, 08/01/22	7,400	7,905,642

		57,873,088
Texas — 8.2%
Austin Independent School District GO, 5.00%, 08/01/21	2,500	2,550,350
Board of Regents of the University of Texas System RB, Series B, 5.00%, 08/15/24	2,185	2,525,663
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/21 (AMBAC)(a)	3,375	3,367,676
Series A, 5.00%, 08/15/41 (PR 08/15/22)	4,000	4,282,040
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	515	576,769
Series A, 5.00%, 10/01/24	2,140	2,483,705
City of Fort Worth TX Water & Sewer System Revenue RB,
Series A, 5.00%, 02/15/23	1,415	1,545,562
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,250	1,420,575
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/21	1,005	1,014,939
Series C, 5.00%, 05/15/22	1,290	1,365,310
Series C, 5.00%, 05/15/24	3,630	4,163,065
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,250	6,015,555
Series D, 5.00%, 11/15/33 (PR 11/15/21)	2,000	2,068,400
City of Houston TX GOL, Series A, 5.00%, 03/01/23	1,500	1,641,855
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.00%, 02/01/22	7,725	8,067,063
5.00%, 02/01/23	265	289,017
5.25%, 02/01/24	5,560	6,341,180
Series B, VRDN,2.00%, 02/01/33 (Put 06/01/21)(b)(c)	500	502,210
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	2,070	2,161,660
5.00%, 02/01/22 (ETM)	175	182,698
5.00%, 02/01/25 (Call 08/01/22)	150	160,136
Series A, VRDN,1.75%, 02/01/33 (Put 12/01/24)(b)(c)	215	223,232
City of San Antonio TX GOL, 5.00%, 02/01/23 (PR 08/01/22)	1,310	1,399,892
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	415	446,399
Series A, 5.00%, 10/01/25	2,180	2,617,853

90	2021| SHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris TX GOL
Series A, 5.00%, 10/01/21	$145	$149,088
Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,830	3,044,118
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	625	710,288
5.00%, 02/15/26 (PSF)	5,000	6,071,600
Dallas Fort Worth International Airport RB, Series A, 5.00%, 11/01/24	750	870,240
Dallas Independent School District GO, 4.00%, 02/15/24 (PSF)	8,230	9,116,618
Fort Bend Independent School District GO, 5.00%, 08/15/22 (PSF)	1,000	1,070,360
Grand Parkway Transportation Corp. RB, Series B, VRDN,5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,289,347
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,606,550
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	1,790	1,872,805
5.00%, 02/15/25 (PSF)	1,655	1,947,554
Series A-2, VRDN,2.25%, 06/01/39 (Put 06/01/22) (PSF)(b)(c)	1,000	1,025,900
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(a)	5,000	1,896,650
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	7,000	2,356,410
Series F, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(a)	100	28,093
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	1,425	1,417,903
Series B, 5.00%, 08/15/25	7,270	8,690,849
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,500	3,861,515
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	3,150	3,273,795
Series A, 5.00%, 01/01/23	1,400	1,517,334
Series A, 5.00%, 01/01/24	7,615	8,579,973
Series A, 5.00%, 01/01/25 (Call 01/01/24)	330	372,019
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,240	2,299,203
Series B, 5.00%, 01/01/23	1,835	1,987,379
Series B, 5.00%, 01/01/24	1,665	1,873,491
Series B, 5.00%, 01/01/24 (Call 01/01/23)	765	828,365
Series B, 5.00%, 01/01/25 (Call 01/01/23)	165	178,571
Series D, 5.00%, 09/01/28 (PR 09/01/21)	8,190	8,386,069
Series D, 5.00%, 09/01/31 (PR 09/01/21)	2,830	2,897,750
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,447,361
Series D, 5.25%, 09/01/27 (PR 09/01/21)	2,540	2,603,983
Northside Independent School District GO, VRDN,2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,052,430
Permanent University Fund - University of Texas System RB, Series E, VRDN,0.00%, 07/01/38 (Put 03/05/21)(a)(b)(c)	3,600	3,600,000
Permanent University Fund-University of Texas System RB, Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,500	2,876,625
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	7,730	8,087,590
Round Rock Independent School District GO, Series A, 5.00%, 08/01/22 (PSF)	90	96,162
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,070	1,215,670
San Antonio Water System RB
5.00%, 05/15/27 (PR 05/15/22)	1,585	1,676,550
Series B, VRDN,2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	823,368
Series C, VRDN,2.63%, 05/01/49 (Put 05/01/24)(b)(c)	7,000	7,455,630

Security	Par (000)	Value

Texas (continued)
Spring Branch Independent School District GO, 5.00%, 02/01/23 (PSF)	$3,130	$3,414,955
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	135	149,996
5.00%, 04/01/21	250	250,980
5.00%, 10/01/21	3,000	3,084,750
5.00%, 04/01/22	3,210	3,378,397
5.00%, 10/01/22	4,460	4,801,368
5.00%, 10/01/22 (Call 10/01/21)	3,705	3,809,222
5.00%, 04/01/23	2,110	2,320,029
5.00%, 04/01/24	3,895	4,449,960
5.00%, 10/01/24 (Call 04/01/24)	9,090	10,379,144
5.00%, 04/01/25 (Call 04/01/24)	3,135	3,577,537
5.00%, 10/01/26 (PR 04/01/24)	5,520	6,302,129
5.00%, 10/01/34 (PR 04/01/24)	115	131,294
5.00%, 04/01/44 (PR 04/01/24)	195	222,630
Series A, 5.00%, 10/01/23	1,000	1,121,870
Series A, 5.00%, 10/01/23	4,545	5,098,899
Series A, 5.00%, 10/01/24	580	674,506
Series A, 5.00%, 10/01/30 (PR 10/01/24)	270	314,213
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	16,321,594
Series A, 5.00%, 04/01/42 (PR 04/01/22)	15,000	15,786,900
Series A, 5.00%, 10/01/44 (PR 10/01/24)	700	814,625
Series B-1, 5.00%, 08/01/23	290	323,205
Series I, 5.00%, 10/01/25 (Call 10/01/24)	1,945	2,258,145
State of Texas RB, 4.00%, 08/26/21	5,000	5,094,250
Texas A&M University RB, Series E, 5.00%, 05/15/25	4,445	5,270,614
Texas State University System RB
Series A, 5.00%, 03/15/21	1,300	1,302,262
Series A, 5.00%, 03/15/25	4,765	5,608,405
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/21	5,165	5,310,911
First Series, 5.00%, 10/01/22	4,805	5,172,775
First Series, 5.00%, 10/01/23	3,655	4,095,391
First Series, 5.00%, 10/01/24	5,105	5,926,905
Series A, 3.00%, 10/01/21	980	996,317
Series A, 5.00%, 04/01/21	1,100	1,104,312
Series A, 5.00%, 10/01/21	8,080	8,308,260
Series A, 5.00%, 04/01/22	3,145	3,309,987
Series A, 5.00%, 04/01/23	2,675	2,938,327
Series A, 5.00%, 04/01/24	1,505	1,716,934
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,095	6,953,298
Series A, 5.00%, 10/01/25	885	1,060,531
Texas Water Development Board RB
Series B, 5.00%, 04/15/23	4,050	4,458,402
Series B, 5.00%, 04/15/25	1,025	1,212,954
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,110	1,188,266
Series A, 5.00%, 08/15/23	3,075	3,428,348
Series B, 5.00%, 08/15/22	2,150	2,301,596
Series B, 5.38%, 08/15/23	690	775,608
Series C, 5.00%, 08/15/24	255	294,757
Series C, 5.00%, 08/15/25	1,925	2,296,544
Series D, 5.00%, 08/15/21	3,400	3,475,072
Series D, 5.00%, 08/15/24	2,225	2,571,900
Series I, 5.00%, 08/15/21	750	766,560
Series I, 5.00%, 08/15/22	700	749,357
Series I, 5.00%, 08/15/23	1,325	1,477,256
Series J, 5.00%, 08/15/23	165	183,960
Series J, 5.00%, 08/15/24	2,775	3,207,650

SCHEDULE OF INVESTMENTS	91

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series J, 5.00%, 08/15/25	$215	$256,497

		358,368,564

Utah — 1.6%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21	3,785	3,845,257
Series A, 5.00%, 07/01/22	2,130	2,265,788
State of Utah GO
5.00%, 07/01/22	5,135	5,468,057
5.00%, 07/01/23	3,870	4,296,822
5.00%, 07/01/24	950	1,095,512
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,660	2,702,799
Series A, 4.00%, 07/01/21	1,000	1,012,890
Series A, 5.00%, 07/01/22 (PR 07/01/21)	460	467,401
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,533,459
Series B, 5.00%, 07/01/21	1,000	1,016,190
Series B, 5.00%, 07/01/22	2,040	2,172,314
Series B, 5.00%, 07/01/23	3,555	3,947,081
Series B, 5.00%, 07/01/24	4,500	5,189,265
Series B, 5.00%, 07/01/25	7,000	8,341,690
University of Utah (The) RB
Series A, 5.00%, 08/01/25	1,000	1,193,470
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,030	11,175,827
Utah Transit Authority RB
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,600	5,468,066
Series A, 5.00%, 06/15/38 (PR 06/15/25)	1,940	2,306,097

		68,497,985

Virginia — 3.7%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	7,005,159
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	805	889,831
Series B, 4.00%, 06/01/23	1,000	1,083,000
Series B, 5.00%, 06/01/21	5,110	5,171,218
Series B, 5.00%, 06/01/21 (ETM)	290	293,416
Series B, 5.00%, 06/01/22	1,300	1,378,195
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	14,057,089
County of Arlington VA GO, Series A, 5.00%, 08/01/22 (SAW)	1,580	1,688,420
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	2,100,189
County of Fairfax VA GO
Series A, 4.00%, 10/01/21 (SAW)	1,000	1,022,570
Series B, 5.00%, 10/01/22 (SAW)	1,705	1,836,063
Series B, 5.00%, 04/01/23 (SAW)	4,025	4,422,106
Series B, 5.00%, 10/01/23 (SAW)	1,730	1,938,915
Series B, 5.00%, 04/01/24 (SAW)	5,010	5,722,171
Series B, 5.00%, 10/01/24 (SAW)	1,990	2,313,475
County of Henrico VA GO, Series A, 5.00%, 08/01/25 (SAW)	1,450	1,733,330
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	5,650	6,003,916
University of Virginia RB, Series B, 5.00%, 08/01/21	7,790	7,945,938
Virginia College Building Authority RB
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,200	1,309,728
Series E, 5.00%, 02/01/23	6,715	7,327,677
Series E, 5.00%, 02/01/24	1,460	1,655,932
Series E, 5.00%, 02/01/25	1,500	1,760,370
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,065	1,190,968
5.00%, 09/15/23 (PR 03/15/23)	2,700	2,962,629

Security	Par (000)	Value

Virginia (continued)
5.00%, 03/15/24	$1,350	$1,537,637
5.00%, 09/15/24	4,155	4,816,601
5.00%, 03/15/25	2,160	2,545,171
5.00%, 05/15/25 (PR 05/15/21) (SAP)	3,000	3,029,610
5.00%, 09/15/25	180	215,575
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,049,350
5.00%, 05/15/31 (PR 05/15/21)	1,430	1,444,114
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,250	1,262,338
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,065	1,075,512
Series A, 5.00%, 05/15/23	1,055	1,164,351
Series A, 5.00%, 05/15/24	7,190	8,238,446
Series A, 5.00%, 05/15/25	215	254,736
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,457,398
Series B, 5.00%, 08/01/23	3,005	3,345,196
Series B, 5.00%, 08/01/24	2,055	2,373,730
Series B, 5.00%, 08/01/25	14,150	16,908,118
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	3,935	4,200,967
5.00%, 08/01/23 (Call 08/01/22)	20	21,346
5.00%, 08/01/23 (PR 08/01/22)	3,650	3,897,762
5.00%, 08/01/24 (SAW)	2,365	2,728,311
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	5,665	6,099,505

		162,478,079

Washington — 2.9%
County of King WA Sewer Revenue RB, Series A, VRDN,0.63%, 01/01/32 (Put 07/01/23)(b)(c)	2,000	2,001,580
Energy Northwest RB
5.00%, 07/01/23	65	72,088
5.00%, 07/01/24	8,010	9,222,474
5.00%, 07/01/25	8,470	10,081,417
Series A, 5.00%, 07/01/21	8,595	8,733,294
Series A, 5.00%, 07/01/22	1,235	1,314,583
Series A, 5.00%, 07/01/22 (Call 07/01/21)	5,405	5,491,588
Series A, 5.00%, 07/01/23	1,375	1,524,944
Series A, 5.00%, 07/01/23 (Call 07/01/21)	3,680	3,738,696
Series A, 5.00%, 07/01/25	160	190,440
Series C, 5.00%, 07/01/25	80	95,220
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	620	659,395
5.00%, 07/01/25 (Call 07/01/22)	200	212,680
Series 2016A, 5.00%, 07/01/21	7,515	7,636,142
Series A, 5.00%, 08/01/29 (PR 08/01/21)	290	295,841
Series B, 5.00%, 07/01/22	2,920	3,108,574
Series B, 5.00%, 07/01/23	6,240	6,928,210
Series B, 5.00%, 07/01/24	1,995	2,300,574
Series R, 5.00%, 07/01/21	2,000	2,032,240
Series R, 5.00%, 01/01/23	7,000	7,612,290
Series R, 5.00%, 07/01/23	1,610	1,787,567
Series R, 5.00%, 07/01/25	4,500	5,366,790
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,305	1,388,455
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	1,045	1,111,399
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	595	632,806
Series R-2015, 5.00%, 07/01/21	1,345	1,366,681
Series R-2015, 5.00%, 07/01/23	35	38,860
Series R-2015, 5.00%, 07/01/24	1,270	1,464,526
Series R-2015E, 5.00%, 07/01/22	435	463,092
Series R-2017A, 5.00%, 08/01/21	3,440	3,509,454
Series R-2017A, 5.00%, 08/01/23	100	111,398

92	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2017C, 5.00%, 08/01/24	$2,900	$3,354,082
Series R-2018C, 5.00%, 08/01/23	2,285	2,545,444
Series R-2018C, 5.00%, 08/01/24	2,010	2,324,726
Series R-2018C, 5.00%, 08/01/25	125	149,485
Series R-2018D, 5.00%, 08/01/24	635	734,428
Series R-2018D, 5.00%, 08/01/25	380	454,434
Series R-2020C, 5.00%, 07/01/25	4,135	4,931,484
Series R-C, 5.00%, 07/01/21	25	25,403
Series R-C, 5.00%, 07/01/23	8,575	9,520,737
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	4,020	4,460,351
State of Washington RB
Series C, 5.00%, 09/01/21	560	573,378
Series C, 5.00%, 09/01/23	135	150,525
Series F, 5.00%, 09/01/21	3,250	3,327,642
Series F, 5.00%, 09/01/22	1,635	1,750,725
Series F, 5.00%, 09/01/23 (Call 09/01/22)	155	165,906
Series F, 5.00%, 09/01/24 (Call 09/01/22)	700	749,035

		125,711,083

Wisconsin — 2.1%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, 5.00%, 06/01/30 (PR 06/01/24)	1,785	2,048,377
State of Wisconsin GO
5.00%, 11/01/25 (Call 05/01/25)	2,855	3,362,876
Series 1, 5.00%, 05/01/21	2,100	2,116,674
Series 1, 5.00%, 11/01/21	2,010	2,074,662
Series 1, 5.00%, 05/01/22	3,055	3,226,477
Series 1, 5.00%, 05/01/22 (PR 05/01/21)	1,040	1,048,285
Series 1, 5.00%, 05/01/23	2,050	2,260,371
Series 1, 5.00%, 11/01/23	2,460	2,766,688
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,165	1,286,148
Series 1, 5.00%, 11/01/24	360	419,857
Series 2, 5.00%, 11/01/21	2,250	2,322,383
Series 2, 5.00%, 11/01/22	14,770	15,952,191
Series 2, 5.00%, 11/01/22 (PR 11/01/21)	415	428,409
Series 2, 5.00%, 11/01/23	10	11,247
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	2,035	2,149,977
Series 2, 5.00%, 11/01/24	2,710	3,160,592
Series 2, 5.00%, 11/01/25	240	289,334
Series 3, 5.00%, 11/01/21	465	479,959
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	7,105	7,680,008

Security	Par (000)	Value

Wisconsin (continued)
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	$5,235	$6,099,194
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,000	5,513,350
Series B, 5.00%, 11/01/25 (PR 11/01/22)	100	108,039
Series B, 5.00%, 05/01/32 (PR 05/01/21)	855	861,823
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	14,259,510
Series A, 5.00%, 05/01/24	295	337,350
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	1,730	1,757,766
Series 1, 5.00%, 07/01/21 (ETM)	550	558,849
Series 1, 5.00%, 07/01/22	1,805	1,921,061
Series A, 5.00%, 07/01/21	1,030	1,046,501
Series A, 5.00%, 07/01/23 (PR 07/01/22)	55	58,552
Series A, 5.00%, 07/01/24 (PR 07/01/22)	6,560	6,983,645

		92,590,155

Total Municipal Debt Obligations — 98.6% (Cost: $4,288,238,798)		4,326,531,219

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	7,137	7,137,695

Total Short-Term Investments — 0.2% (Cost: $7,136,535)		7,137,695

Total Investments in Securities — 98.8% (Cost: $4,295,375,333)		4,333,668,914

Other Assets, Less Liabilities — 1.2%		53,207,483

Net Assets — 100.0%		$4,386,876,397

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$3,193,077	$3,949,614	(a)	$—	$(5,611)	$615	$7,137,695	7,137	$46,498	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	93

Schedule of Investments (continued) February 28, 2021	iShares® Short-Term National Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$4,326,531,219	$—	$4,326,531,219
Money Market Funds	7,137,695	—	—	7,137,695

	$7,137,695	$4,326,531,219	$—	$4,333,668,914

See notes to financial statements.

94	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

February 28, 2021

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,681,296,234	$20,315,459,344	$489,960,838	$4,326,531,219
Affiliated(b)	11,563,561	343,379,379	1,967,023	7,137,695
Receivables:
Investments sold	—	21,879,949	—	69,548
Capital shares sold	—	—	—	16,140,785
Dividends	121	3,220	50	168
Interest	17,743,823	216,161,573	5,409,345	50,249,815

Total assets	1,710,603,739	20,896,883,465	497,337,256	4,400,129,230

LIABILITIES
Payables:
Investments purchased	1,785,692	81,636,427	—	13,017,835
Investment advisory fees	331,142	1,135,574	96,359	234,998

Total liabilities	2,116,834	82,772,001	96,359	13,252,833

NET ASSETS	$1,708,486,905	$20,814,111,464	$497,240,897	$4,386,876,397

NET ASSETS CONSIST OF:
Paid-in capital	$1,638,668,526	$20,086,043,017	$478,371,630	$4,346,766,491
Accumulated earnings	69,818,379	728,068,447	18,869,267	40,109,906

NET ASSETS	$1,708,486,905	$20,814,111,464	$497,240,897	$4,386,876,397

Shares outstanding	27,650,000	180,500,000	8,650,000	40,850,000

Net asset value	$61.79	$115.31	$57.48	$107.39

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$1,612,368,516	$19,579,404,120	$471,908,282	$4,288,238,798
(b) Investments, at cost — Affiliated	$11,556,350	$343,349,810	$1,967,023	$7,136,535

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Operations

Year Ended February 28, 2021

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$28,908	$346,549	$16,275	$46,498
Interest — Unaffiliated	31,639,283	389,560,129	10,557,868	43,864,129

Total investment income	31,668,191	389,906,678	10,574,143	43,910,627

EXPENSES
Investment advisory fees	3,911,631	12,577,499	1,176,607	2,497,984
Miscellaneous	264	—	264	264

Total expenses	3,911,895	12,577,499	1,176,871	2,498,248

Net investment income	27,756,296	377,329,179	9,397,272	41,412,379

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,295,354)	(18,583,970)	35,387	(876,846)
Investments — Affiliated	(2,851)	(41,802)	224	(5,611)
In-kind redemptions — Unaffiliated	(3,450,895)	7,606,283	446,569	472,416

Net realized gain (loss)	(4,749,100)	(11,019,489)	482,180	(410,041)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(34,474,085)	(304,181,746)	(9,544,641)	(6,974,582)
Investments — Affiliated	7,211	15,906	—	615

Net change in unrealized appreciation (depreciation)	(34,466,874)	(304,165,840)	(9,544,641)	(6,973,967)

Net realized and unrealized loss	(39,215,974)	(315,185,329)	(9,062,461)	(7,384,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,459,678)	$62,143,850	$334,811	$34,028,371

See notes to financial statements.

96	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$27,756,296	$26,991,685	$377,329,179	$336,588,498
Net realized gain (loss)	(4,749,100)	52,032	(11,019,489)	21,311,936
Net change in unrealized appreciation (depreciation)	(34,466,874)	89,446,874	(304,165,840)	878,706,588

Net increase (decrease) in net assets resulting from operations	(11,459,678)	116,490,591	62,143,850	1,236,607,022

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(27,740,346)	(26,492,928)	(373,945,080)	(330,961,212)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	166,959,492	396,371,665	4,577,390,613	4,230,733,863

NET ASSETS
Total increase in net assets	127,759,468	486,369,328	4,265,589,383	5,136,379,673
Beginning of year	1,580,727,437	1,094,358,109	16,548,522,081	11,412,142,408

End of year	$1,708,486,905	$1,580,727,437	$20,814,111,464	$16,548,522,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Changes in Net Assets  (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,397,272	$9,020,487	$41,412,379	$39,249,790
Net realized gain (loss)	482,180	54,810	(410,041)	(103,602)
Net change in unrealized appreciation (depreciation)	(9,544,641)	23,617,373	(6,973,967)	39,706,204

Net increase in net assets resulting from operations	334,811	32,692,670	34,028,371	78,852,392

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,368,366)	(8,877,857)	(41,324,643)	(38,450,095)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	18,361,234	119,580,142	1,290,819,831	890,916,445

NET ASSETS
Total increase in net assets	9,327,679	143,394,955	1,283,523,559	931,318,742
Beginning of year	487,913,218	344,518,263	3,103,352,838	2,172,034,096

End of year	$497,240,897	$487,913,218	$4,386,876,397	$3,103,352,838

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

98	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18(a)	Year Ended 02/28/17(a)

Net asset value, beginning of year	$62.85	$58.68	$58.11	$58.06	$59.43

Net investment income(b)	1.10	1.25	1.28	1.25	1.30
Net realized and unrealized gain (loss)(c)	(1.05)	4.16	0.56	0.04	(1.41)

Net increase (decrease) from investment operations	0.05	5.41	1.84	1.29	(0.11)

Distributions(d)
From net investment income	(1.11)	(1.24)	(1.27)	(1.24)	(1.26)

Total distributions	(1.11)	(1.24)	(1.27)	(1.24)	(1.26)

Net asset value, end of year	$61.79	$62.85	$58.68	$58.11	$58.06

Total Return
Based on net asset value	0.06%	9.30%	3.22%	2.21%	(0.21)%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.77%	2.05%	2.20%	2.12%	2.19%

Supplemental Data
Net assets, end of year (000)	$1,708,487	$1,580,727	$1,094,358	$886,116	$725,797

Portfolio turnover rate(e)	8%	9%	32%	32%	25%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$117.12	$109.84	$108.64	$108.92	$111.33

Net investment income(a)	2.42	2.75	2.77	2.51	2.48
Net realized and unrealized gain (loss)(b)	(1.79)	7.27	1.14	(0.29)	(2.51)

Net increase (decrease) from investment operations	0.63	10.02	3.91	2.22	(0.03)

Distributions(c)
From net investment income	(2.44)	(2.74)	(2.71)	(2.50)	(2.38)

Total distributions	(2.44)	(2.74)	(2.71)	(2.50)	(2.38)

Net asset value, end of year	$115.31	$117.12	$109.84	$108.64	$108.92

Total Return
Based on net asset value	0.55%	9.21%	3.67%	2.04%	(0.05)%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%	0.12%	0.25%	0.25%

Total expenses after fees waived	0.07%	0.07%	0.11%	0.25%	0.25%

Net investment income	2.10%	2.42%	2.55%	2.28%	2.23%

Supplemental Data
Net assets, end of year (000)	$20,814,111	$16,548,522	$11,412,142	$9,082,004	$7,831,526

Portfolio turnover rate(d)	10%	8%	10%	10%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/21	02/29/20	02/28/19	02/28/18(a)	02/28/17(a)

Net asset value, beginning of year	$58.43	$55.12	$54.66	$55.04	$56.36

Net investment income(b)	1.15	1.24	1.36	1.34	1.34
Net realized and unrealized gain (loss)(c)	(0.96)	3.31	0.46	(0.35)	(1.34)

Net increase from investment operations	0.19	4.55	1.82	0.99	0.00

Distributions(d)
From net investment income	(1.14)	(1.24)	(1.36)	(1.32)	(1.32)
From net realized gain	—	—	—	(0.05)	—

Total distributions	(1.14)	(1.24)	(1.36)	(1.37)	(1.32)

Net asset value, end of year	$57.48	$58.43	$55.12	$54.66	$55.04

Total Return
Based on net asset value	0.34%	8.33%	3.39%	1.79%	(0.01)%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.00%	2.18%	2.49%	2.40%	2.38%

Supplemental Data
Net assets, end of year (000)	$497,241	$487,913	$344,518	$295,157	$242,190

Portfolio turnover rate(e)	5%	7%	19%	31%	21%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/21	02/29/20	02/28/19	02/28/18	02/28/17

Net asset value, beginning of year	$107.38	$105.70	$104.90	$105.74	$106.40

Net investment income(a)	1.25	1.69	1.52	1.03	0.84
Net realized and unrealized gain (loss)(b)	0.05	1.67	0.72	(0.86)	(0.71)

Net increase from investment operations	1.30	3.36	2.24	0.17	0.13

Distributions(c)
From net investment income	(1.29)	(1.68)	(1.44)	(1.01)	(0.79)

Total distributions	(1.29)	(1.68)	(1.44)	(1.01)	(0.79)

Net asset value, end of year	$107.39	$107.38	$105.70	$104.90	$105.74

Total Return
Based on net asset value	1.19%	3.19%	2.15%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%	0.12%	0.25%	0.25%

Total expenses after fees waived	0.07%	0.07%	0.11%	0.25%	0.25%

Net investment income	1.16%	1.59%	1.45%	0.97%	0.79%

Supplemental Data
Net assets, end of year (000)	$4,386,876	$3,103,353	$2,172,034	$1,536,791	$1,438,050

Portfolio turnover rate(d)	18%	19%	24%	21%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

102	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements  (continued)

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For year ended February 28, 2021, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

104	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
California Muni Bond	$—	$6,001,775	$—
National Muni Bond	15,000,127	15,004,439	—
Short-Term National Muni Bond	10,855,154	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$474,446,671	$129,698,086
National Muni Bond	6,702,377,122	1,674,136,191
New York Muni Bond	87,299,085	22,862,680
Short-Term National Muni Bond	1,993,820,639	603,968,036

For the year ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$—	$169,519,867
National Muni Bond	381,299,713	951,543,507
New York Muni Bond	—	34,048,875
Short-Term National Muni Bond	18,318,613	116,131,189

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
California Muni Bond	$(3,450,895)	$3,450,895
National Muni Bond	7,606,283	(7,606,283)
New York Muni Bond	474,246	(474,246)
Short-Term National Muni Bond	472,416	(472,416)

The tax character of distributions paid was as follows:

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20
California Muni Bond
Tax-exempt income	$27,666,600	$26,425,968
Ordinary income	73,746	66,960

	$27,740,346	$26,492,928

National Muni Bond
Tax-exempt income	$373,629,253	$330,799,082
Ordinary income	315,827	162,130

	$373,945,080	$330,961,212

New York Muni Bond
Tax-exempt income	$9,365,326	$8,873,191
Ordinary income	3,040	4,666

	$9,368,366	$8,877,857

Short-Term National Muni Bond
Tax-exempt income	$41,324,643	$38,450,095

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Losses(c)	Total
California Muni Bond	$2,564,409	$—	$(1,588,678)	$68,842,648	$—	$69,818,379
National Muni Bond	35,461,079	—	(42,707,408)	735,314,776	—	728,068,447
New York Muni Bond	856,685	80,325	—	18,052,556	(120,299)	18,869,267
Short-Term National Muni Bond	4,021,186	—	(2,099,015)	38,187,735	—	40,109,906

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended February 28, 2021, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
New York Muni Bond	$47,908

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,624,017,147	$73,059,354	$(4,216,706)	$68,842,648
National Muni Bond	19,923,523,947	792,465,677	(57,150,901)	735,314,776
New York Muni Bond	473,875,305	19,173,653	(1,121,097)	18,052,556
Short-Term National Muni Bond	4,295,481,179	44,785,974	(6,598,239)	38,187,735

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

106	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount
California Muni Bond
Shares sold	5,950,000	$368,901,869	6,500,000	$396,371,665
Shares redeemed	(3,450,000)	(201,942,377)	—	—

Net increase	2,500,000	$166,959,492	6,500,000	$396,371,665

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (continued)

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount
National Muni Bond
Shares sold	58,000,000	$6,701,886,969	44,100,000	$4,991,354,526
Shares redeemed	(18,800,000)	(2,124,496,356)	(6,700,000)	(760,620,663)

Net increase	39,200,000	$4,577,390,613	37,400,000	$4,230,733,863

New York Muni Bond
Shares sold	950,000	$54,832,373	2,100,000	$119,580,142
Shares redeemed	(650,000)	(36,471,139)	—	—

Net increase	300,000	$18,361,234	2,100,000	$119,580,142

Short-Term National Muni Bond
Shares sold	14,200,000	$1,529,635,304	8,350,000	$890,916,445
Shares redeemed	(2,250,000)	(238,815,473)	—	—

Net increase	11,950,000	$1,290,819,831	8,350,000	$890,916,445

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

108	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares California Muni Bond ETF, iShares National Muni Bond ETF,

iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	109

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends
California Muni Bond	$73,746
National Muni Bond	315,827
New York Muni Bond	3,040

The Funds hereby designate the following percentage of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2021:

iShares ETF	Exempt-Interest Dividends
California Muni Bond	99.73%
National Muni Bond	99.92
New York Muni Bond	99.97
Short-Term National Muni Bond	100.00

For California income tax purposes, the iShares California Muni Bond ETF designates 99.73% of its distributions paid from net investment income during the fiscal year ended February 28, 2021 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Additionally, all ordinary income distributions are comprised of interest related dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The following distribution amounts are hereby designated for the fiscal year ended February 28, 2021:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
New York Muni Bond	$27,677

110	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	111

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond(a)	$1.111962	$—	$0.000421	$1.112383	100%	—%	0	%(b)	100%
National Muni Bond(a)	2.437508	—	0.002547	2.440055	100	—	0	(b)	100
New York Muni Bond(a)	1.143608	—	0.001198	1.144806	100	—	0	(b)	100
Short-Term National Muni Bond(a)	1.283205	—	0.004289	1.287494	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

112	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	113

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

114	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

GENERAL INFORMATION	115

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

TA	Tax Allocation

116	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-206-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ
•	iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ
•	iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ
•	iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bond performance was positive during the 12 months ended February 28, 2021 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade Index returned 2.47% for the reporting period, outperforming the 1.38% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the overall bond market.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

The pandemic-related volatility in the U.S. economy was reflected in investment-grade bond yields (which are inversely related to prices). Corporate bond prices were significantly impacted by the economic disruption early in the reporting period. In early March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies and downgrades, which drove a significant increase in investment-grade corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated investment-grade bonds, which stood to fall out of the investment-grade category if downgraded.

However, Fed actions to support the corporate bond market drove a recovery in investment-grade corporate bond prices beginning in late March 2020. Bond prices continued to gain steadily for much of the remainder of 2020 as the economic outlook improved, helping to ease investors concerned about credit downgrades. However, as mass vaccinations got underway in early 2021 and further stimulus was proposed, investment-grade bond prices declined again amid rising interest rates and concerns about inflation.

Among investment-grade bonds, lower-rated bonds advanced more than higher-rated bonds, as these bonds gained the most from improving confidence due to the economy rebounded. Demand for investment-grade bonds was extremely high, supporting record-high issuance as investors sought yield in a near-zero interest rate environment.

4	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofA US Corporate Index (the “Index”) (formerly the ICE BofAML US Corporate Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.70%	5.52%	4.87%	2.70%	30.80%	60.83%
Fund Market	2.61	5.45	4.79	2.61	30.41	59.61
Index	2.55	5.64	5.05	2.55	31.54	63.67

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofA US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 997.70	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021 (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	1.3%
Aa	8.0
A	38.9
Baa	48.4
Ba	1.6
Not Rated	1.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	32.9%
5-10 Years	30.6
10-15 Years	5.1
15-20 Years	7.1
More than 20 Years	24.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) (formerly the iShares Short-Term Corporate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofA 1-5 Year US Corporate Index (the “Index”) (formerly the ICE BofAML 1-5 Year US Corporate Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.32%	3.21%	2.29%	3.32%	17.09%	25.42%
Fund Market	3.32	3.17	2.26	3.32	16.87	25.07
Index	3.70	3.47	2.60	3.70	18.62	29.25

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofA 1-5 Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,007.90	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021 (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.9%
Aa	7.9
A	41.1
Baa	46.9
Ba	1.1
Not Rated	2.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-2 Years	24.0%
2-3 Years	24.3
3-4 Years	23.9
4-5 Years	23.8
5-6 Years	3.3
7-8 Years	0.1
8-9 Years	0.3
9-10 Years	0.2
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) (formerly the iShares Intermediate-Term Corporate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofA 5-10 Year US Corporate Index (the “Index”) (formerly the ICE BofAML 5-10 Year US Corporate Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.79%	5.26%	4.33%	3.79%	29.23%	52.80%
Fund Market	3.58	5.19	4.28	3.58	28.81	52.09
Index	3.77	5.37	4.51	3.77	29.92	55.48

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Intermediate Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofA 5-10 Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,000.50	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2021 (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.7%
Aa	5.6
A	37.6
Baa	52.7
Ba	1.2
Not Rated	2.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	0.1%
5-10 Years	94.9
10-15 Years	3.9
More than 20 Years	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) (formerly the iShares Long-Term Corporate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofA 10+ Year US Corporate Index (the “Index”) (formerly the ICE BofAML 10+ Year US Corporate Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.05%	8.19%	7.18%	1.05%	48.20%	100.07%
Fund Market	0.74	8.09	7.11	0.74	47.51	98.77
Index	0.33	8.45	7.49	0.33	50.03	105.95

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through June 29, 2014 reflect the performance of the ICE BofA 10+ Year US Corporate & Yankees Index. Index performance beginning on June 30, 2014 through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofA 10+ Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 985.50	$ 0.30		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2021 (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.2%
Aa	9.8
A	37.6
Baa	46.9
Ba	2.0
Not Rated	1.5

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
10-15 Years	10.4%
15-20 Years	20.6
More than 20 Years	69.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The) 2.40%, 03/01/31 (Call 12/01/30)	$425	$425,467
3.38%, 03/01/41 (Call 09/01/40)	590	599,574
3.75%, 02/15/23	248	263,049
4.20%, 04/15/24	476	526,949
4.65%, 10/01/28 (Call 07/01/28)(a)	310	365,534
4.75%, 03/30/30 (Call 12/30/29)	330	393,193
5.40%, 10/01/48 (Call 04/01/48)(a)	533	688,668
Omnicom Group Inc. 2.45%, 04/30/30 (Call 01/30/30)(a)	693	706,025
4.20%, 06/01/30 (Call 03/01/30)(a)	356	411,738
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	1,791	1,990,310
3.63%, 05/01/22	436	451,969
3.65%, 11/01/24 (Call 08/01/24)	936	1,024,234
WPP Finance 2010 3.63%, 09/07/22	200	209,057
3.75%, 09/19/24	386	424,415

		8,480,182

Aerospace & Defense — 1.9%
Airbus Finance BV, 2.70%, 04/17/23(b)	2,075	2,167,216
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	605	662,647
BAE Systems Holdings Inc. 3.80%, 10/07/24(b)	10	11,063
3.85%, 12/15/25 (Call 09/15/25)(b)	1,308	1,457,838
4.75%, 10/07/44(a)(b)	555	681,007
BAE Systems PLC 1.90%, 02/15/31 (Call 11/15/30)(b)	335	324,539
3.00%, 09/15/50 (Call 03/15/50)(b)	1,000	962,306
3.40%, 04/15/30 (Call 01/15/30)(b)	1,300	1,418,424
Boeing Co. (The) 1.17%, 02/04/23 (Call 02/04/22)	1,200	1,205,080
1.43%, 02/04/24 (Call 02/04/22)	2,000	2,003,508
1.88%, 06/15/23 (Call 04/15/23)	800	815,951
1.95%, 02/01/24(a)	220	225,521
2.20%, 10/30/22 (Call 08/30/22)(a)	579	590,369
2.20%, 02/04/26 (Call 02/04/23)	2,000	2,004,165
2.25%, 06/15/26 (Call 03/15/26)	430	434,723
2.50%, 03/01/25 (Call 12/01/24)(a)	67	68,805
2.60%, 10/30/25 (Call 07/30/25)	865	883,804
2.70%, 02/01/27 (Call 12/01/26)	220	225,908
2.75%, 02/01/26 (Call 01/01/26)(a)	200	207,150
2.80%, 03/01/23 (Call 02/01/23)	355	368,093
2.80%, 03/01/24 (Call 02/01/24)	750	782,228
2.80%, 03/01/27 (Call 12/01/26)(a)	555	571,232
2.85%, 10/30/24 (Call 07/30/24)(a)	786	817,879
2.95%, 02/01/30 (Call 11/01/29)	555	565,673
3.10%, 05/01/26 (Call 03/01/26)	1,295	1,361,317
3.20%, 03/01/29 (Call 12/01/28)	755	775,970
3.25%, 02/01/28 (Call 12/01/27)	10	10,495
3.25%, 03/01/28 (Call 12/01/27)(a)	543	562,072
3.25%, 02/01/35 (Call 11/01/34)(a)	401	394,512
3.30%, 03/01/35 (Call 09/01/34)(a)	57	55,814
3.38%, 06/15/46 (Call 12/15/45)	290	264,125
3.45%, 11/01/28 (Call 08/01/28)(a)	785	826,084
3.50%, 03/01/39 (Call 09/01/38)	615	598,793
3.50%, 03/01/45 (Call 09/01/44)	375	355,628
3.55%, 03/01/38 (Call 09/01/37)(a)	250	246,850

Security	Par (000)	Value

Aerospace & Defense (continued)
3.60%, 05/01/34 (Call 02/01/34)	$633	$650,181
3.63%, 02/01/31 (Call 11/01/30)	125	132,159
3.63%, 03/01/48 (Call 09/01/47)(a)	140	132,894
3.65%, 03/01/47 (Call 09/01/46)	335	321,264
3.75%, 02/01/50 (Call 08/01/49)	898	875,439
3.83%, 03/01/59 (Call 09/01/58)	430	409,929
3.85%, 11/01/48 (Call 05/01/48)(a)	222	223,202
3.90%, 05/01/49 (Call 11/01/48)	755	745,642
3.95%, 08/01/59 (Call 02/01/59)	678	666,302
4.51%, 05/01/23 (Call 04/01/23)	51	54,702
4.88%, 05/01/25 (Call 04/01/25)	2,009	2,246,067
5.04%, 05/01/27 (Call 03/01/27)	1,150	1,325,413
5.15%, 05/01/30 (Call 02/01/30)	3,020	3,519,092
5.71%, 05/01/40 (Call 11/01/39)	1,785	2,249,034
5.81%, 05/01/50 (Call 11/01/49)	3,365	4,340,683
5.88%, 02/15/40	475	581,336
5.93%, 05/01/60 (Call 11/01/59)	1,995	2,617,556
6.13%, 02/15/33(a)	514	652,681
6.63%, 02/15/38(a)	277	357,055
6.88%, 03/15/39(a)	333	451,497
7.95%, 08/15/24	565	685,903
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)	770	797,478
2.13%, 08/15/26 (Call 05/15/26)	735	771,875
2.25%, 11/15/22 (Call 08/15/22)	892	916,916
2.38%, 11/15/24 (Call 09/15/24)	199	211,061
2.63%, 11/15/27 (Call 08/15/27)	535	568,387
3.25%, 04/01/25 (Call 03/01/25)	494	537,604
3.38%, 05/15/23 (Call 04/15/23)	1,179	1,254,507
3.50%, 05/15/25 (Call 03/15/25)	953	1,046,901
3.50%, 04/01/27 (Call 02/01/27)	558	626,099
3.63%, 04/01/30 (Call 01/01/30)(a)	1,000	1,137,647
3.75%, 05/15/28 (Call 02/15/28)	138	156,952
4.25%, 04/01/40 (Call 10/01/39)	622	760,139
4.25%, 04/01/50 (Call 10/01/49)	770	956,890
Hexcel Corp. 4.20%, 02/15/27 (Call 11/15/26)	112	117,562
4.95%, 08/15/25 (Call 05/15/25)	45	48,778
L3Harris Technologies Inc. 1.80%, 01/15/31 (Call 10/15/30)(a)	1,060	1,028,554
2.90%, 12/15/29 (Call 09/15/29)	155	165,673
3.83%, 04/27/25 (Call 01/27/25)	345	382,260
3.85%, 06/15/23 (Call 05/15/23)	479	514,367
3.85%, 12/15/26 (Call 09/15/26)	891	1,011,041
3.95%, 05/28/24 (Call 02/28/24)	342	372,362
4.40%, 06/15/28 (Call 03/15/28)	1,521	1,772,346
4.85%, 04/27/35 (Call 10/27/34)	310	389,078
5.05%, 04/27/45 (Call 10/27/44)(a)	440	572,361
6.15%, 12/15/40	175	255,810
Lockheed Martin Corp. 1.85%, 06/15/30 (Call 03/15/30)(a)	340	341,794
2.80%, 06/15/50 (Call 12/15/49)	709	686,739
2.90%, 03/01/25 (Call 12/01/24)	684	733,190
3.10%, 01/15/23 (Call 11/15/22)	514	537,766
3.55%, 01/15/26 (Call 10/15/25)(a)	921	1,025,947
3.60%, 03/01/35 (Call 09/01/34)	993	1,140,151
3.80%, 03/01/45 (Call 09/01/44)	565	647,439
4.07%, 12/15/42	403	479,542
4.09%, 09/15/52 (Call 03/15/52)	1,103	1,320,297
4.50%, 05/15/36 (Call 11/15/35)(a)	264	330,356

14	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.70%, 05/15/46 (Call 11/15/45)	$1,103	$1,410,360
5.72%, 06/01/40(a)	90	123,355
Series B, 6.15%, 09/01/36(a)	285	411,081
Northrop Grumman Corp. 2.55%, 10/15/22 (Call 03/24/21)	1,031	1,065,055
2.93%, 01/15/25 (Call 11/15/24)	144	153,865
3.20%, 02/01/27 (Call 11/01/26)	1,263	1,387,523
3.25%, 08/01/23	2,319	2,469,285
3.25%, 01/15/28 (Call 10/15/27)	1,307	1,424,211
3.85%, 04/15/45 (Call 10/15/44)(a)	26	29,077
4.03%, 10/15/47 (Call 04/15/47)	1,375	1,567,952
4.40%, 05/01/30 (Call 02/01/30)(a)	94	111,103
4.75%, 06/01/43	1,204	1,505,927
5.05%, 11/15/40	620	805,248
5.15%, 05/01/40 (Call 11/01/39)(a)	205	266,819
5.25%, 05/01/50 (Call 11/01/49)	800	1,089,599
Northrop Grumman Systems Corp. 7.75%, 02/15/31(a)	345	506,466
7.88%, 03/01/26(a)	150	193,706
Raytheon Technologies Corp. 2.25%, 07/01/30 (Call 04/01/30)(a)	450	455,742
2.50%, 12/15/22 (Call 09/15/22)	764	788,161
2.65%, 11/01/26 (Call 08/01/26)	25	26,940
3.13%, 05/04/27 (Call 02/04/27)	828	907,634
3.13%, 07/01/50 (Call 01/01/50)(a)	678	673,449
3.20%, 03/15/24 (Call 01/15/24)	1,281	1,376,234
3.50%, 03/15/27 (Call 12/15/26)	801	890,482
3.70%, 12/15/23 (Call 09/15/23)	1,163	1,257,207
3.75%, 11/01/46 (Call 05/01/46)	660	722,592
3.95%, 08/16/25 (Call 06/16/25)	1,138	1,276,566
4.05%, 05/04/47 (Call 11/04/46)	255	294,349
4.13%, 11/16/28 (Call 08/16/28)	1,967	2,267,898
4.15%, 05/15/45 (Call 11/16/44)	281	325,816
4.20%, 12/15/44 (Call 06/15/44)	320	361,704
4.35%, 04/15/47 (Call 10/15/46)	604	718,891
4.45%, 11/16/38 (Call 05/16/38)	770	926,928
4.50%, 06/01/42	2,560	3,138,672
4.63%, 11/16/48 (Call 05/16/48)	1,145	1,416,563
4.70%, 12/15/41	195	236,124
4.80%, 12/15/43 (Call 06/15/43)	391	475,791
4.88%, 10/15/40(a)	450	570,551
5.40%, 05/01/35	653	860,114
5.70%, 04/15/40	933	1,280,689
6.05%, 06/01/36	80	111,723
6.13%, 07/15/38	950	1,334,872
6.70%, 08/01/28	607	797,451
7.50%, 09/15/29(a)	715	1,007,337

		110,781,801

Agriculture — 1.2%
Altria Group Inc. 2.35%, 05/06/25 (Call 04/06/25)	301	314,565
2.45%, 02/04/32 (Call 11/04/31)	715	694,192
2.63%, 09/16/26 (Call 06/16/26)	805	851,651
3.40%, 05/06/30 (Call 02/06/30)	234	250,632
3.40%, 02/04/41 (Call 08/04/40)	545	511,447
3.70%, 02/04/51 (Call 08/04/50)	1,000	934,957
3.88%, 09/16/46 (Call 03/16/46)	844	823,380
4.00%, 02/04/61 (Call 08/04/60)	1,400	1,313,116
4.25%, 08/09/42	946	987,003
4.40%, 02/14/26 (Call 12/14/25)	331	377,162

Security	Par (000)	Value

Agriculture (continued)
4.45%, 05/06/50 (Call 11/06/49)	$336	$356,009
4.50%, 05/02/43	798	857,532
4.80%, 02/14/29 (Call 11/14/28)	427	500,726
5.38%, 01/31/44(a)	1,309	1,583,775
5.80%, 02/14/39 (Call 08/14/38)	1,009	1,255,354
5.95%, 02/14/49 (Call 08/14/48)	1,529	1,953,498
6.20%, 02/14/59 (Call 08/14/58)	231	293,781
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	675	720,158
2.75%, 03/27/25 (Call 02/27/25)	130	139,415
3.25%, 03/27/30 (Call 12/27/29)	402	446,727
3.75%, 09/15/47 (Call 03/15/47)(a)	215	248,500
4.02%, 04/16/43	353	425,385
4.50%, 03/15/49 (Call 09/15/48)	685	894,335
4.54%, 03/26/42	30	38,586
5.94%, 10/01/32(a)	80	110,277
BAT Capital Corp. 2.26%, 03/25/28 (Call 01/25/28)	595	595,093
2.73%, 03/25/31 (Call 12/25/30)(a)	1,110	1,098,555
2.79%, 09/06/24 (Call 08/06/24)	592	629,739
3.22%, 08/15/24 (Call 06/15/24)	934	1,003,958
3.22%, 09/06/26 (Call 07/06/26)	1,273	1,371,090
3.46%, 09/06/29 (Call 06/06/29)(a)	482	513,307
3.56%, 08/15/27 (Call 05/15/27)	2,836	3,079,928
3.73%, 09/25/40 (Call 03/25/40)	320	310,069
3.98%, 09/25/50 (Call 03/25/50)	889	841,148
4.39%, 08/15/37 (Call 02/15/37)	1,441	1,538,612
4.54%, 08/15/47 (Call 02/15/47)	1,219	1,250,437
4.70%, 04/02/27 (Call 02/02/27)	379	434,078
4.76%, 09/06/49 (Call 03/06/49)	923	970,453
4.91%, 04/02/30 (Call 01/02/30)(a)	536	622,617
5.28%, 04/02/50 (Call 10/02/49)(a)	671	753,868
BAT International Finance PLC 1.67%, 03/25/26 (Call 02/25/26)	505	506,238
3.95%, 06/15/25(b)	1,288	1,419,324
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)	705	713,299
3.00%, 09/25/22 (Call 08/25/22)	84	86,928
3.25%, 08/15/26 (Call 05/15/26)(a)	101	109,306
3.75%, 09/25/27 (Call 06/25/27)(a)	735	821,853
4.35%, 03/15/24 (Call 02/15/24)	1,100	1,212,598
Cargill Inc. 0.75%, 02/02/26 (Call 01/02/26)(b)	1,475	1,450,387
1.38%, 07/23/23(b)	734	751,741
1.70%, 02/02/31 (Call 11/02/30)(b)	760	738,264
2.13%, 04/23/30 (Call 01/23/30)(b)	690	698,844
3.25%, 03/01/23(a)(b)	173	183,060
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	529	581,702
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	250	287,723
Imperial Brands Finance PLC 3.13%, 07/26/24 (Call 06/26/24)(b)	770	819,786
3.50%, 07/26/26 (Call 05/26/26)(b)	713	770,492
3.75%, 07/21/22 (Call 05/21/22)(b)	925	959,381
3.88%, 07/26/29 (Call 04/26/29)(b)	379	417,541
4.25%, 07/21/25 (Call 04/21/25)(b)	319	355,163
Philip Morris International Inc. 0.88%, 05/01/26 (Call 04/01/26)	308	303,125
1.13%, 05/01/23	625	635,306
1.50%, 05/01/25 (Call 04/01/25)(a)	704	718,945
1.75%, 11/01/30 (Call 08/01/30)	50	48,231

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
2.10%, 05/01/30 (Call 02/01/30)	$730	$727,147
2.13%, 05/10/23 (Call 03/10/23)	289	298,845
2.38%, 08/17/22 (Call 07/17/22)	545	560,250
2.50%, 08/22/22	87	89,782
2.50%, 11/02/22 (Call 10/02/22)(a)	634	655,691
2.63%, 03/06/23	218	227,298
2.75%, 02/25/26 (Call 11/25/25)(a)	749	805,875
2.88%, 05/01/24 (Call 04/01/24)	701	747,366
3.13%, 08/17/27 (Call 05/17/27)	305	334,179
3.13%, 03/02/28 (Call 12/02/27)	808	884,411
3.25%, 11/10/24	882	961,733
3.38%, 08/11/25 (Call 05/11/25)	370	405,337
3.38%, 08/15/29 (Call 05/15/29)(a)	935	1,032,326
3.60%, 11/15/23	371	403,178
3.88%, 08/21/42	753	825,025
4.13%, 03/04/43	354	399,003
4.25%, 11/10/44	1,204	1,385,745
4.38%, 11/15/41	583	688,157
4.50%, 03/20/42	288	340,911
4.88%, 11/15/43	805	992,680
6.38%, 05/16/38	1,053	1,510,648
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)	1,625	1,814,312
4.85%, 09/15/23	1,169	1,293,405
5.70%, 08/15/35 (Call 02/15/35)	733	883,151
5.85%, 08/15/45 (Call 02/15/45)	1,821	2,167,905
6.15%, 09/15/43	621	774,393
7.25%, 06/15/37	579	766,951

		68,460,056

Airlines — 0.1%
Delta Air Lines Inc./SkyMiles IP Ltd. 4.50%, 10/20/25(b)	1,780	1,901,137
4.75%, 10/20/28(a)(b)	2,465	2,737,223
Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(b)	150	163,875
Southwest Airlines Co. 2.63%, 02/10/30 (Call 11/10/29)(a)	531	527,868
2.75%, 11/16/22 (Call 10/16/22)	190	195,675
3.00%, 11/15/26 (Call 08/15/26)	99	105,096
3.45%, 11/16/27 (Call 08/16/27)	249	266,011
4.75%, 05/04/23	1,144	1,244,679
5.13%, 06/15/27 (Call 04/15/27)	768	899,832
5.25%, 05/04/25 (Call 04/04/25)	310	355,125

		8,396,521

Apparel — 0.2%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	265	275,080
2.38%, 11/01/26 (Call 08/01/26)	1,276	1,353,787
2.40%, 03/27/25 (Call 02/27/25)(a)	501	531,436
2.75%, 03/27/27 (Call 01/27/27)	931	1,007,770
2.85%, 03/27/30 (Call 12/27/29)	1,175	1,272,625
3.25%, 03/27/40 (Call 09/27/39)	1,055	1,148,357
3.38%, 11/01/46 (Call 05/01/46)	351	384,613
3.38%, 03/27/50 (Call 09/27/49)	1,227	1,343,269
3.63%, 05/01/43 (Call 11/01/42)(a)	29	32,963
3.88%, 11/01/45 (Call 05/01/45)(a)	774	906,048
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	365	404,326

Security	Par (000)	Value

Apparel (continued)
Ralph Lauren Corp. 2.95%, 06/15/30 (Call 03/15/30)	$550	$583,742
3.75%, 09/15/25 (Call 07/15/25)(a)	939	1,039,385
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)	50	51,324
4.13%, 07/15/27 (Call 04/15/27)	438	480,900
4.25%, 04/01/25 (Call 01/01/25)	923	1,001,994
VF Corp. 2.40%, 04/23/25 (Call 03/23/25)	659	693,013
2.80%, 04/23/27 (Call 02/23/27)	198	212,680
2.95%, 04/23/30 (Call 01/23/30)	615	656,323
6.00%, 10/15/33	20	26,076

		13,405,711

Auto Manufacturers — 2.3%
American Honda Finance Corp. 0.55%, 07/12/24	100	99,707
0.65%, 09/08/23(a)	874	878,527
0.88%, 07/07/23	14	14,146
1.00%, 09/10/25	605	602,384
1.20%, 07/08/25	390	393,117
1.80%, 01/13/31	470	462,289
1.95%, 05/20/22	105	107,164
1.95%, 05/10/23	252	260,358
2.05%, 01/10/23	298	307,261
2.15%, 09/10/24	1,427	1,499,681
2.20%, 06/27/22	768	786,682
2.30%, 09/09/26(a)	382	405,283
2.35%, 01/08/27(a)	560	592,360
2.40%, 06/27/24	520	549,923
2.60%, 11/16/22	628	651,342
2.90%, 02/16/24	53	56,700
3.45%, 07/14/23(a)	872	933,065
3.50%, 02/15/28	357	402,851
3.55%, 01/12/24	1,203	1,304,047
3.63%, 10/10/23	1,229	1,329,954
BMW Finance NV 2.25%, 08/12/22(b)	709	728,245
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	1,119	1,184,289
2.85%, 08/14/29 (Call 05/14/29)(a)(b)	350	373,323
BMW U.S. Capital LLC 2.25%, 09/15/23 (Call 07/15/23)(a)(b)	418	435,765
2.80%, 04/11/26 (Call 01/11/26)(b)	1,190	1,270,257
2.95%, 04/14/22(b)	333	342,770
3.15%, 04/18/24 (Call 03/18/24)(b)	795	853,914
3.45%, 04/12/23 (Call 03/12/23)(b)	715	757,776
3.63%, 04/18/29 (Call 01/18/29)(b)	405	453,904
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	511	575,543
3.80%, 04/06/23(a)(b)	2,721	2,905,582
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	670	742,009
3.95%, 08/14/28 (Call 05/14/28)(b)	390	443,327
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	281	328,950
Cummins Inc. 0.75%, 09/01/25 (Call 08/01/25)(a)	296	294,515
1.50%, 09/01/30 (Call 06/01/30)	1,444	1,387,455
2.60%, 09/01/50 (Call 03/01/50)(a)	1,086	999,827
3.65%, 10/01/23 (Call 07/01/23)	298	321,093
4.88%, 10/01/43 (Call 04/01/43)(a)	125	161,750
Daimler Finance North America LLC 1.75%, 03/10/23(b)	600	614,279
2.13%, 03/10/25(a)(b)	205	212,763

16	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.55%, 08/15/22(b)	$1,334	$1,372,857
2.63%, 03/10/30(a)(b)	525	542,369
2.70%, 06/14/24(b)	926	981,805
3.10%, 08/15/29(a)(b)	592	634,353
3.25%, 08/01/24(b)	155	167,458
3.30%, 05/19/25(a)(b)	777	842,561
3.35%, 02/22/23(b)	60	63,290
3.45%, 01/06/27(b)	965	1,061,044
3.50%, 08/03/25(a)(b)	680	749,042
3.65%, 02/22/24(b)	955	1,037,021
3.70%, 05/04/23(b)	630	672,273
3.75%, 02/22/28(b)	184	205,097
4.30%, 02/22/29(b)	250	288,452
8.50%, 01/18/31	1,204	1,843,826
General Motors Co. 4.00%, 04/01/25	768	842,704
4.20%, 10/01/27 (Call 07/01/27)	984	1,101,503
4.88%, 10/02/23	1,965	2,163,822
5.00%, 10/01/28 (Call 07/01/28)(a)	637	745,828
5.00%, 04/01/35	801	954,373
5.15%, 04/01/38 (Call 10/01/37)	941	1,125,216
5.20%, 04/01/45	776	925,771
5.40%, 10/02/23	155	172,785
5.40%, 04/01/48 (Call 10/01/47)	692	847,729
5.95%, 04/01/49 (Call 10/01/48)(a)	535	698,720
6.13%, 10/01/25 (Call 09/01/25)	491	584,521
6.25%, 10/02/43	1,191	1,600,650
6.60%, 04/01/36 (Call 10/01/35)	1,135	1,546,055
6.75%, 04/01/46 (Call 10/01/45)	375	521,677
6.80%, 10/01/27 (Call 08/01/27)	273	346,207
General Motors Financial Co. Inc. 1.25%, 01/08/26 (Call 12/08/25)	80	79,096
1.70%, 08/18/23	745	761,827
2.35%, 01/08/31 (Call 10/08/30)	130	126,522
2.70%, 08/20/27 (Call 06/20/27)	574	596,069
2.75%, 06/20/25 (Call 05/20/25)	850	894,545
2.90%, 02/26/25 (Call 01/26/25)	785	833,844
3.15%, 06/30/22 (Call 05/30/22)	987	1,018,053
3.25%, 01/05/23 (Call 12/05/22)	1,066	1,115,105
3.45%, 04/10/22 (Call 02/10/22)	706	725,317
3.50%, 11/07/24 (Call 09/07/24)	806	870,366
3.55%, 07/08/22	714	740,421
3.60%, 06/21/30 (Call 03/21/30)	1,452	1,569,328
3.70%, 05/09/23 (Call 03/09/23)(a)	582	616,547
3.85%, 01/05/28 (Call 10/05/27)(a)	901	987,109
3.95%, 04/13/24 (Call 02/13/24)	978	1,062,786
4.00%, 01/15/25 (Call 10/15/24)	88	96,134
4.00%, 10/06/26 (Call 07/06/26)	866	962,606
4.15%, 06/19/23 (Call 05/19/23)	1,211	1,302,025
4.25%, 05/15/23	1,216	1,304,657
4.30%, 07/13/25 (Call 04/13/25)	952	1,056,349
4.35%, 04/09/25 (Call 02/09/25)	837	927,284
4.35%, 01/17/27 (Call 10/17/26)	1,167	1,314,435
5.10%, 01/17/24 (Call 12/17/23)	1,063	1,184,006
5.20%, 03/20/23	1,279	1,394,632
5.25%, 03/01/26 (Call 12/01/25)	107	123,806
5.65%, 01/17/29 (Call 10/17/28)	410	502,104
Harley-Davidson Financial Services Inc. 2.55%, 06/09/22 (Call 05/09/22)(b)	370	377,706
3.35%, 02/15/23 (Call 01/15/23)(b)	96	100,120

Security	Par (000)	Value

Auto Manufacturers (continued)
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	$788	$834,624
Hyundai Capital America 0.80%, 01/08/24(b)	985	978,688
1.25%, 09/18/23(b)	1,249	1,262,331
1.30%, 01/08/26 (Call 12/08/25)(b)	1,620	1,602,788
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	993	1,002,850
1.80%, 01/10/28 (Call 11/08/27)(b)	1,345	1,316,338
2.38%, 02/10/23(b)	1,145	1,180,851
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	1,210	1,240,914
2.65%, 02/10/25 (Call 01/10/25)(b)	449	467,986
2.75%, 09/27/26(b)	418	438,007
2.85%, 11/01/22(b)	276	285,435
3.00%, 06/20/22(b)	125	128,784
3.00%, 02/10/27 (Call 12/10/26)(b)	593	629,744
3.10%, 04/05/22(b)	485	496,487
3.25%, 09/20/22(b)	650	674,739
3.40%, 06/20/24(b)	225	241,717
3.50%, 11/02/26 (Call 09/02/26)(b)	800	871,186
4.13%, 06/08/23(b)	600	644,145
4.30%, 02/01/24(b)	875	957,104
5.75%, 04/06/23(b)	552	608,266
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	95	110,721
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	100	129,419
Hyundai Capital Services Inc., 3.75%, 03/05/23(b)	500	529,648
Kia Motors Corp., 3.25%, 04/21/26(b)	700	758,655
Nissan Motor Acceptance Corp. 2.60%, 09/28/22(b)	438	450,193
2.65%, 07/13/22(b)	831	849,717
3.45%, 03/15/23(a)(b)	658	691,637
3.88%, 09/21/23(b)	75	80,602
Nissan Motor Co. Ltd. 3.04%, 09/15/23(b)	1,510	1,587,563
3.52%, 09/17/25 (Call 08/17/25)(b)	737	784,862
4.35%, 09/17/27 (Call 07/17/27)(b)	760	841,279
4.81%, 09/17/30 (Call 06/17/30)(b)	1,881	2,099,319
PACCAR Financial Corp. 0.35%, 08/11/23	310	310,267
0.35%, 02/02/24	35	34,935
1.80%, 02/06/25	120	123,821
1.90%, 02/07/23	285	293,736
2.00%, 09/26/22	180	184,898
2.15%, 08/15/24(a)	650	684,189
2.30%, 08/10/22	277	284,960
2.65%, 05/10/22	245	251,998
2.65%, 04/06/23	25	26,258
3.40%, 08/09/23	110	118,147
Stellantis NV, 5.25%, 04/15/23	2,000	2,170,900
Toyota Motor Corp. 2.16%, 07/02/22	46	47,136
2.36%, 07/02/24	180	190,441
2.76%, 07/02/29	45	48,848
3.42%, 07/20/23	804	862,207
3.67%, 07/20/28(a)	625	713,826
Toyota Motor Credit Corp. 0.45%, 01/11/24(a)	125	125,013
0.50%, 08/14/23	949	951,977
0.80%, 10/16/25	1,151	1,140,932
0.80%, 01/09/26	75	74,255
1.15%, 08/13/27(a)	390	383,617
1.35%, 08/25/23	775	793,646

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
1.80%, 02/13/25	$421	$435,105
2.00%, 10/07/24	100	104,883
2.15%, 09/08/22	800	822,395
2.15%, 02/13/30	558	573,429
2.25%, 10/18/23	422	442,282
2.63%, 01/10/23	1,229	1,280,332
2.65%, 04/12/22	150	153,931
2.70%, 01/11/23	331	345,436
2.80%, 07/13/22(a)	665	687,283
2.90%, 03/30/23	1,459	1,536,119
2.90%, 04/17/24	1,040	1,112,087
3.00%, 04/01/25	186	200,739
3.05%, 01/11/28	321	352,061
3.20%, 01/11/27	881	974,105
3.35%, 01/08/24	56	60,648
3.38%, 04/01/30	1,587	1,763,660
3.40%, 04/14/25	718	789,119
3.45%, 09/20/23	907	974,154
3.65%, 01/08/29	25	28,451
Volkswagen Group of America Finance LLC 0.75%, 11/23/22(b)	465	467,070
0.88%, 11/22/23(a)(b)	1,467	1,475,052
1.25%, 11/24/25 (Call 10/24/25)(b)	1,708	1,706,230
1.63%, 11/24/27 (Call 09/24/27)(b)	1,241	1,227,936
2.70%, 09/26/22(b)	1,010	1,044,618
2.85%, 09/26/24(b)	1,076	1,149,307
3.13%, 05/12/23(a)(b)	735	774,607
3.20%, 09/26/26 (Call 07/26/26)(b)	1,782	1,939,247
3.35%, 05/13/25(a)(b)	600	650,113
3.75%, 05/13/30(a)(b)	420	466,437
4.25%, 11/13/23(a)(b)	525	574,508
4.63%, 11/13/25(b)	853	975,884
4.75%, 11/13/28(a)(b)	405	478,184

		134,464,003

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	254	278,068
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)	924	1,047,091
4.35%, 03/15/29 (Call 12/15/28)(a)	654	757,608
4.40%, 10/01/46 (Call 04/01/46)(a)	200	211,294
5.40%, 03/15/49 (Call 09/15/48)(a)	96	120,971
BorgWarner Inc. 2.65%, 07/01/27 (Call 05/01/27)	601	636,623
3.38%, 03/15/25 (Call 12/15/24)(a)	525	571,355
4.38%, 03/15/45 (Call 09/15/44)(a)	524	577,542
5.00%, 10/01/25(b)	40	46,592
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	255	270,721
3.80%, 09/15/27 (Call 06/15/27)	838	926,241
4.25%, 05/15/29 (Call 02/15/29)	19	21,147
5.25%, 05/15/49 (Call 11/15/48)	367	445,458
Magna International Inc. 2.45%, 06/15/30 (Call 03/15/30)	402	413,412
3.63%, 06/15/24 (Call 03/15/24)	63	68,514
4.15%, 10/01/25 (Call 07/01/25)	855	963,455
Toyota Industries Corp. 3.11%, 03/12/22 (Call 02/12/22)(b)	520	533,376
3.24%, 03/16/23 (Call 02/16/23)(b)	250	262,555

		8,152,023

Security	Par (000)	Value

Banks — 19.0%
ABN AMRO Bank NV 4.75%, 07/28/25(b)	$350	$396,029
4.80%, 04/18/26(a)(b)	2,610	2,995,980
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	275	291,572
AIB Group PLC 4.26%, 04/10/25 (Call 04/10/24)(b)(c)	400	437,489
4.75%, 10/12/23(b)	890	978,012
ANZ New Zealand Int’l Ltd./London 1.90%, 02/13/23(b)	725	746,880
2.55%, 02/13/30(a)(b)	535	565,184
3.40%, 03/19/24(b)	709	768,543
3.45%, 07/17/27(b)	850	949,438
3.45%, 01/21/28(a)(b)	456	507,775
ASB Bank Ltd. 3.13%, 05/23/24(b)	440	474,444
3.75%, 06/14/23(b)	685	734,953
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	125	135,632
Australia & New Zealand Banking Group Ltd. 2.57%, 11/25/35 (Call 11/25/30)(b)(c)	1,150	1,122,046
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	337	351,394
4.40%, 05/19/26(a)(b)	955	1,084,243
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22(a)	635	654,204
2.63%, 05/19/22	240	246,923
2.63%, 11/09/22	300	312,005
3.70%, 11/16/25	600	674,838
Banco Bilbao Vizcaya Argentaria SA 0.88%, 09/18/23	600	604,903
1.13%, 09/18/25	475	471,629
Banco de Credito del Peru 2.70%, 01/11/25 (Call 12/11/24)(b)	280	292,250
3.13%, 07/01/30 (Call 07/01/25)(a)(b)(c)	85	86,743
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa, 4.13%, 06/06/24(b)	475	508,250
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(b)	275	265,067
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(b)	208	219,633
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/09/22(a)(b)	185	194,019
5.38%, 04/17/25(b)	644	732,099
5.95%, 10/01/28 (Call 10/01/23)(b)(c)	195	212,361
Banco Santander SA 2.71%, 06/27/24	650	690,189
2.75%, 05/28/25	1,600	1,695,577
2.75%, 12/03/30	425	421,819
3.13%, 02/23/23	1,435	1,508,743
3.31%, 06/27/29	903	986,935
3.49%, 05/28/30	1,445	1,570,995
3.50%, 04/11/22	200	206,738
3.80%, 02/23/28	750	830,694
3.85%, 04/12/23	1,085	1,160,983
4.25%, 04/11/27	1,510	1,718,709
4.38%, 04/12/28	665	763,997
5.18%, 11/19/25	590	681,848
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)(c)	375	384,795
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	400	435,685
Bank of America Corp. 0.81%, 10/24/24 (Call 10/24/23)(c)	810	816,138

18	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.98%, 09/25/25 (Call 09/25/24)(a)(c)	$2,155	$2,166,820
1.20%, 10/24/26 (Call 10/24/25)(c)	1,118	1,117,011
1.32%, 06/19/26 (Call 06/19/25)(c)	914	920,568
1.49%, 05/19/24 (Call 05/19/23)(c)	297	303,598
1.90%, 07/23/31 (Call 07/23/30)(c)	575	557,180
1.92%, 10/24/31 (Call 10/24/30)(c)	1,175	1,140,628
2.02%, 02/13/26 (Call 02/13/25)(c)	973	1,006,025
2.46%, 10/22/25 (Call 10/22/24)(c)	870	920,134
2.50%, 10/21/22 (Call 10/21/21)	1,033	1,047,279
2.50%, 02/13/31 (Call 02/13/30)(c)	2,308	2,364,293
2.59%, 04/29/31 (Call 04/29/30)(c)	802	823,707
2.68%, 06/19/41 (Call 06/19/40)(c)	2,202	2,134,782
2.82%, 07/21/23 (Call 07/21/22)(c)	1,260	1,301,538
2.83%, 10/24/51 (Call 10/24/50)(a)(c)	680	649,062
2.88%, 04/24/23 (Call 04/24/22)(c)	1,156	1,189,025
2.88%, 10/22/30 (Call 10/22/29)(c)	2,374	2,513,415
3.00%, 12/20/23 (Call 12/20/22)(c)	2,041	2,133,172
3.09%, 10/01/25 (Call 10/01/24)(c)	705	760,622
3.19%, 07/23/30 (Call 07/23/29)(c)	2,529	2,737,089
3.25%, 10/21/27 (Call 10/21/26)	2,301	2,522,692
3.30%, 01/11/23(a)	3,029	3,198,540
3.37%, 01/23/26 (Call 01/23/25)(c)	1,765	1,919,707
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	4,212	4,645,461
3.46%, 03/15/25 (Call 03/15/24)(c)	2,067	2,234,180
3.50%, 04/19/26	1,844	2,052,114
3.55%, 03/05/24 (Call 03/05/23)(c)	2,945	3,122,370
3.56%, 04/23/27 (Call 04/23/26)(c)	1,985	2,196,268
3.59%, 07/21/28 (Call 07/21/27)(c)	1,598	1,784,671
3.71%, 04/24/28 (Call 04/24/27)(c)	1,531	1,715,553
3.82%, 01/20/28 (Call 01/20/27)(c)	1,560	1,755,319
3.86%, 07/23/24 (Call 07/23/23)(c)	2,332	2,512,281
3.88%, 08/01/25	2,108	2,357,579
3.95%, 01/23/49 (Call 01/23/48)(c)	640	740,816
3.97%, 03/05/29 (Call 03/05/28)(c)	956	1,084,457
3.97%, 02/07/30 (Call 02/07/29)(c)	2,325	2,648,488
4.00%, 04/01/24	2,678	2,946,582
4.00%, 01/22/25	2,171	2,404,081
4.08%, 04/23/40 (Call 04/23/39)(c)	1,303	1,515,175
4.08%, 03/20/51 (Call 03/20/50)(c)	3,850	4,475,229
4.10%, 07/24/23	1,715	1,866,084
4.13%, 01/22/24	1,983	2,185,375
4.20%, 08/26/24	694	770,325
4.24%, 04/24/38 (Call 04/24/37)(c)	1,625	1,920,305
4.25%, 10/22/26	1,616	1,851,367
4.27%, 07/23/29 (Call 07/23/28)(c)	2,639	3,060,784
4.33%, 03/15/50 (Call 03/15/49)(c)	2,227	2,655,292
4.44%, 01/20/48 (Call 01/20/47)(c)	1,573	1,922,939
4.45%, 03/03/26	2,291	2,623,231
4.88%, 04/01/44	312	403,057
5.00%, 01/21/44	1,583	2,070,740
5.88%, 02/07/42	1,447	2,055,678
6.11%, 01/29/37	911	1,260,612
6.22%, 09/15/26(a)	600	751,576
7.75%, 05/14/38	1,447	2,330,967
Series L, 3.95%, 04/21/25	1,658	1,834,954
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,797	2,035,664
Series L, 4.75%, 04/21/45(a)	684	876,799
Bank of America N.A., 6.00%, 10/15/36	1,076	1,544,240
Bank of China Hong Kong Ltd., 5.90%,
(Call 09/14/23)(b)(c)(d)	2,201	2,388,085

Security	Par (000)	Value

Banks (continued)
Bank of China Ltd., 5.00%, 11/13/24(b)	$1,655	$1,862,284
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	1,020	1,114,942
Bank of Montreal 0.45%, 12/08/23(a)	1,165	1,167,838
0.95%, 01/22/27 (Call 01/22/26)(c)	25	24,611
1.85%, 05/01/25(a)	645	666,322
2.05%, 11/01/22	866	890,592
2.35%, 09/11/22	821	847,594
2.50%, 06/28/24	141	149,606
2.55%, 11/06/22 (Call 10/06/22)	861	892,049
2.90%, 03/26/22	10	10,283
3.80%, 12/15/32 (Call 12/15/27)(c)	1,315	1,475,508
4.34%, 10/05/28 (Call 10/05/23)(c)	855	931,056
Series E, 3.30%, 02/05/24	1,867	2,011,628
Bank of New York Mellon Corp. (The) 0.35%, 12/07/23 (Call 11/07/23)(a)	300	300,421
0.75%, 01/28/26 (Call 12/28/25)(a)	70	69,221
1.60%, 04/24/25 (Call 03/24/25)	431	443,367
1.65%, 01/28/31 (Call 10/28/30)(a)	389	379,950
1.85%, 01/27/23 (Call 01/02/23)(a)	694	713,186
1.95%, 08/23/22	351	359,937
2.10%, 10/24/24	917	967,857
2.20%, 08/16/23 (Call 06/16/23)	1,293	1,348,955
2.45%, 08/17/26 (Call 05/17/26)	1,100	1,171,516
2.66%, 05/16/23 (Call 05/16/22)(c)	320	328,918
2.80%, 05/04/26 (Call 02/04/26)(a)	749	809,196
2.95%, 01/29/23 (Call 12/29/22)	204	213,797
3.00%, 10/30/28 (Call 07/30/28)(a)	731	791,985
3.25%, 09/11/24 (Call 08/11/24)(a)	626	683,093
3.25%, 05/16/27 (Call 02/16/27)	148	164,143
3.30%, 08/23/29 (Call 05/23/29)	458	506,442
3.40%, 05/15/24 (Call 04/15/24)	437	476,177
3.40%, 01/29/28 (Call 10/29/27)	174	194,593
3.44%, 02/07/28 (Call 02/07/27)(c)	626	702,542
3.45%, 08/11/23	1,347	1,450,318
3.50%, 04/28/23	1,042	1,113,021
3.85%, 04/28/28(a)	896	1,036,446
3.95%, 11/18/25 (Call 10/18/25)	136	154,181
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	632	688,289
Series G, 3.00%, 02/24/25 (Call 01/24/25)	791	853,869
Bank of New Zealand 2.00%, 02/21/25(a)(b)	475	493,878
3.50%, 02/20/24(b)	301	326,302
Bank of Nova Scotia (The) 0.55%, 09/15/23(a)	959	963,031
0.80%, 06/15/23(a)	420	424,075
1.30%, 06/11/25	865	871,739
1.63%, 05/01/23	1,463	1,502,588
1.95%, 02/01/23	526	542,472
2.00%, 11/15/22	650	668,143
2.20%, 02/03/25	1,267	1,324,214
2.38%, 01/18/23	951	986,761
2.45%, 09/19/22	476	491,989
2.70%, 08/03/26	1,611	1,734,788
3.40%, 02/11/24	473	511,907
4.50%, 12/16/25	1,091	1,252,704
4.65%, (Call 10/12/22)(c)(d)	275	275,341
BankUnited Inc. 4.88%, 11/17/25 (Call 08/17/25)	710	807,920
5.13%, 06/11/30 (Call 03/11/30)	335	387,479

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banque Federative du Credit Mutuel SA 0.65%, 02/27/24(b)	$1,050	$1,049,804
2.13%, 11/21/22(b)	100	103,088
2.38%, 11/21/24(a)(b)	25	26,406
2.70%, 07/20/22(a)(b)	651	672,289
3.75%, 07/20/23(b)	1,551	1,672,390
Barclays Bank PLC, 3.75%, 05/15/24	200	219,750
Barclays PLC 1.01%, 12/10/24 (Call 12/10/23)(c)	410	412,099
2.65%, 06/24/31 (Call 06/24/30)(a)(c)	1,405	1,416,981
2.85%, 05/07/26 (Call 05/07/25)(c)	250	263,778
3.56%, 09/23/35 (Call 09/23/30)(a)(c)	200	204,048
3.65%, 03/16/25	1,516	1,643,138
3.68%, 01/10/23 (Call 01/10/22)(a)	1,533	1,574,133
3.93%, 05/07/25 (Call 05/07/24)(c)	1,390	1,513,585
4.34%, 05/16/24 (Call 05/16/23)(c)	1,216	1,309,669
4.34%, 01/10/28 (Call 01/10/27)	1,280	1,447,461
4.38%, 09/11/24	800	880,342
4.38%, 01/12/26	1,735	1,963,115
4.84%, 05/09/28 (Call 05/07/27)	1,495	1,702,003
4.95%, 01/10/47	1,180	1,489,464
4.97%, 05/16/29 (Call 05/16/28)(c)	492	579,766
5.09%, 06/20/30 (Call 06/20/29)(c)	1,420	1,648,470
5.20%, 05/12/26	3,672	4,177,745
5.25%, 08/17/45	735	957,079
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(b)	100	100,825
BBVA USA 2.88%, 06/29/22 (Call 05/29/22)	450	464,110
3.88%, 04/10/25 (Call 03/10/25)	640	708,935
2.50%, 08/27/24 (Call 07/27/24)	317	334,812
BNP Paribas SA 1.32%, 01/13/27 (Call 01/13/26)(b)(c)	2,859	2,831,855
1.90%, 09/30/28 (Call 09/30/27)(a)(b)(c)	1,740	1,738,175
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	82	84,995
2.59%, 08/12/35 (Call 08/12/30)(b)(c)	1,345	1,313,206
2.82%, 11/19/25 (Call 11/19/24)(a)(b)(c)	1,847	1,962,675
2.82%, 01/26/41(b)	500	469,446
3.25%, 03/03/23	1,785	1,892,763
3.38%, 01/09/25(b)	1,976	2,139,657
3.50%, 03/01/23(b)	2,686	2,846,026
3.50%, 11/16/27(a)(b)	75	82,596
3.80%, 01/10/24(b)	865	937,534
4.25%, 10/15/24	1,313	1,473,257
4.38%, 09/28/25(a)(b)	1,079	1,209,295
4.38%, 05/12/26(a)(b)	2,177	2,461,050
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	360	400,903
4.40%, 08/14/28(b)	1,086	1,266,683
4.63%, 03/13/27(b)	380	437,682
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	345	382,507
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	1,168	1,419,703
7.20%, (Call 06/25/37)(a)(b)(c)(d)	320	343,300
BNZ International Funding Ltd./London, 3.38%, 03/01/23(a)(b)	635	672,121
BPCE SA 1.00%, 01/20/26(b)	1,000	990,001
1.65%, 10/06/26 (Call 10/06/25)(a)(b)(c)	1,470	1,481,486
2.28%, 01/20/32 (Call 01/20/31)(a)(b)(c)	560	556,150
2.38%, 01/14/25(b)	615	642,187
2.70%, 10/01/29(a)(b)	820	856,798
3.00%, 05/22/22(b)	630	650,326

Security	Par (000)	Value

Banks (continued)
3.25%, 01/11/28(b)	$1,190	$1,290,222
3.38%, 12/02/26(a)	517	567,935
3.50%, 10/23/27(a)(b)	890	976,252
4.00%, 09/12/23(b)	1,460	1,582,208
4.00%, 04/15/24	335	368,906
4.50%, 03/15/25(b)	1,165	1,304,661
4.63%, 07/11/24(b)	885	985,273
4.63%, 09/12/28(a)(b)	250	292,431
4.88%, 04/01/26(b)	375	432,176
5.15%, 07/21/24(b)	1,364	1,544,678
Canadian Imperial Bank of Commerce 0.50%, 12/14/23(a)	534	534,496
0.95%, 06/23/23	1,006	1,017,534
0.95%, 10/23/25	340	337,518
2.25%, 01/28/25	1,080	1,128,640
2.55%, 06/16/22(a)	1,223	1,259,691
2.61%, 07/22/23 (Call 07/22/22)(c)	1,036	1,068,168
3.10%, 04/02/24	611	655,546
3.50%, 09/13/23(a)	1,274	1,374,542
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(a)(c)	400	421,000
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,745	1,898,235
Citigroup Inc. 0.78%, 10/30/24 (Call 10/30/23)(a)(c)	455	457,341
1.12%, 01/28/27 (Call 01/28/26)(c)	900	888,043
1.68%, 05/15/24 (Call 05/15/23)(c)	1,358	1,391,567
2.57%, 06/03/31 (Call 06/03/30)(c)	3,416	3,499,801
2.67%, 01/29/31 (Call 01/29/30)(c)	839	867,126
2.70%, 10/27/22 (Call 09/27/22)	1,152	1,194,867
2.75%, 04/25/22 (Call 03/25/22)	989	1,014,424
2.88%, 07/24/23 (Call 07/24/22)(c)	2,823	2,916,534
2.98%, 11/05/30 (Call 11/05/29)(c)	1,347	1,429,132
3.11%, 04/08/26 (Call 04/08/25)(a)(c)	1,198	1,288,117
3.20%, 10/21/26 (Call 07/21/26)	1,716	1,870,791
3.30%, 04/27/25(a)	1,293	1,416,160
3.35%, 04/24/25 (Call 04/24/24)(c)	2,476	2,673,871
3.38%, 03/01/23(a)	20	21,169
3.40%, 05/01/26	1,788	1,974,415
3.50%, 05/15/23	1,353	1,439,036
3.52%, 10/27/28 (Call 10/27/27)(c)	1,556	1,718,766
3.67%, 07/24/28 (Call 07/24/27)(c)	2,121	2,361,084
3.70%, 01/12/26	1,305	1,454,892
3.75%, 06/16/24(a)	1,022	1,126,570
3.88%, 10/25/23	1,329	1,447,945
3.88%, 03/26/25	1,289	1,417,997
3.88%, 01/24/39 (Call 01/24/38)(c)	970	1,088,039
3.89%, 01/10/28 (Call 01/10/27)(c)	3,051	3,424,041
3.98%, 03/20/30 (Call 03/20/29)(c)	350	396,852
4.00%, 08/05/24	603	664,261
4.04%, 06/01/24 (Call 06/01/23)(c)	2,171	2,341,242
4.05%, 07/30/22	499	523,820
4.08%, 04/23/29 (Call 04/23/28)(c)	1,728	1,968,018
4.13%, 07/25/28	213	241,363
4.28%, 04/24/48 (Call 04/24/47)(c)	934	1,135,499
4.30%, 11/20/26	1,231	1,403,515
4.40%, 06/10/25	1,969	2,211,508
4.41%, 03/31/31 (Call 03/31/30)(c)	2,031	2,362,649
4.45%, 09/29/27	2,734	3,153,968
4.60%, 03/09/26	945	1,084,467
4.65%, 07/30/45	764	956,683
4.65%, 07/23/48 (Call 06/23/48)	1,495	1,906,009

20	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 05/18/46	$1,578	$1,951,795
5.30%, 05/06/44	468	617,531
5.32%, 03/26/41 (Call 03/26/40)(c)	635	847,582
5.50%, 09/13/25	954	1,128,099
5.88%, 02/22/33(a)	425	555,566
5.88%, 01/30/42	629	896,478
6.00%, 10/31/33	989	1,324,359
6.13%, 08/25/36	237	326,054
6.63%, 01/15/28	85	108,843
6.63%, 06/15/32	746	1,017,032
6.68%, 09/13/43	859	1,320,108
6.88%, 03/05/38(a)	80	112,595
6.88%, 02/15/98(a)	285	461,728
8.13%, 07/15/39	1,555	2,625,340
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	493	505,822
3.70%, 03/29/23 (Call 02/28/23)	490	521,643
3.75%, 02/18/26 (Call 11/18/25)	606	680,900
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	685	705,471
2.64%, 09/30/32 (Call 07/02/32)(b)	485	484,600
2.85%, 07/27/26 (Call 04/27/26)	274	295,839
3.25%, 04/30/30 (Call 01/30/30)	510	554,296
Comerica Bank, 2.50%, 07/23/24(a)	730	778,465
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	783	842,029
3.80%, 07/22/26(a)	60	67,079
4.00%, 02/01/29 (Call 11/03/28)(a)	874	1,005,121
Commonwealth Bank of Australia
2.50%, 09/18/22(b)	1,090	1,128,775
2.63%, 09/06/26(a)(b)	1,240	1,338,763
3.15%, 09/19/27(a)(b)	360	398,766
3.61%, 09/12/34 (Call 09/12/29)(a)(b)(c)	251	265,947
3.74%, 09/12/39(a)(b)	495	540,302
3.90%, 03/16/28(a)(b)	275	315,935
3.90%, 07/12/47(b)	955	1,116,999
4.32%, 01/10/48(b)	1,040	1,206,508
4.50%, 12/09/25(a)(b)	857	975,401
Cooperatieve Rabobank U.A
3.75%, 07/21/26	506	562,482
3.95%, 11/09/22	236	249,255
4.38%, 08/04/25	705	796,581
4.63%, 12/01/23	1,385	1,532,113
5.25%, 05/24/41	1,389	1,897,351
5.25%, 08/04/45(a)	457	611,037
5.75%, 12/01/43	565	795,412
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	445	445,497
2.75%, 01/10/23	1,395	1,457,462
3.38%, 05/21/25(a)	612	673,145
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25)(b)(c)	494	491,008
1.11%, 02/24/27 (Call 02/24/26)(b)(c)	5,000	4,968,029
1.34%, 06/24/26 (Call 06/24/25)(b)(c)	250	251,644
2.63%, 07/22/24(b)	1,586	1,684,889
3.88%, 09/26/23(b)	250	271,420
5.80%, 09/30/2110(a)(b)	170	244,149
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	800	827,400
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(b)(c)	175	173,300

Security	Par (000)	Value

Banks (continued)
3.25%, 01/14/30(b)	$449	$476,074
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	750	817,516
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	1,880	1,929,774
2.38%, 01/22/25(b)	185	194,012
3.25%, 10/04/24(b)	1,869	2,024,490
3.75%, 04/24/23(b)	890	951,350
4.13%, 01/10/27(a)(b)	251	285,655
Credit Suisse AG/New York NY
1.00%, 05/05/23	441	446,841
2.95%, 04/09/25	350	378,397
3.63%, 09/09/24	1,543	1,696,565
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	1,635	1,611,726
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	1,604	1,658,670
3.00%, 12/14/23 (Call 12/14/22)(b)(c)	1,375	1,434,139
3.57%, 01/09/23 (Call 01/09/22)(b)	2,125	2,180,226
3.75%, 03/26/25	1,605	1,758,826
3.80%, 06/09/23	950	1,018,653
3.87%, 01/12/29 (Call 01/12/28)(b)(c)	1,799	1,991,678
4.19%, 04/01/31 (Call 04/01/30)(a)(b)(c)	2,470	2,815,173
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	1,300	1,402,701
4.28%, 01/09/28 (Call 01/09/27)(b)	1,367	1,553,481
4.55%, 04/17/26	1,985	2,288,122
4.88%, 05/15/45(a)	1,435	1,843,352
Credit Suisse Group Funding Guernsey Ltd., 3.80%,
09/15/22	1,608	1,688,545
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(a)(b)	2,016	2,042,473
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	1,240	1,240,316
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	484	519,612
3.88%, 09/12/23(b)	500	538,015
5.38%, 01/12/24(b)	310	348,451
DBS Group Holdings Ltd., 4.52%, 12/11/28
(Call 12/11/23)(a)(b)(c)	120	130,673
Deutsche Bank AG, 4.10%, 01/13/26(a)	19	20,837
Deutsche Bank AG/London, 3.70%, 05/30/24	660	711,449
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(c)	505	510,723
2.22%, 09/18/24 (Call 09/18/23)(a)(c)	2,153	2,215,570
3.30%, 11/16/22	345	359,720
3.55%, 09/18/31 (Call 09/18/30)(c)	1,380	1,458,661
3.70%, 05/30/24	428	460,507
3.95%, 02/27/23	985	1,044,431
3.96%, 11/26/25 (Call 11/26/24)(c)	881	961,775
4.10%, 01/13/26(a)	525	574,316
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	330	348,153
2.70%, 02/06/30 (Call 11/06/29)	510	528,268
3.35%, 02/06/23 (Call 01/06/23)	550	578,944
3.45%, 07/27/26 (Call 04/27/26)	565	621,877
4.20%, 08/08/23	695	755,321
4.25%, 03/13/26	250	283,952
4.65%, 09/13/28 (Call 06/13/28)	380	445,138
4.68%, 08/09/28 (Call 08/09/23)(c)	420	449,190
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	235	234,264
2.15%, 12/02/22(b)	850	877,199
Federation des Caisses Desjardins du Quebec, 2.05%,
02/10/25(b)	400	415,023

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp
1.63%, 05/05/23 (Call 04/05/23)	$270	$276,787
2.38%, 01/28/25 (Call 12/28/24)	676	709,265
2.55%, 05/05/27 (Call 04/05/27)	336	357,834
2.60%, 06/15/22 (Call 05/15/22)	845	868,138
3.50%, 03/15/22 (Call 02/15/22)	225	231,842
3.65%, 01/25/24 (Call 12/25/23)	805	872,938
3.95%, 03/14/28 (Call 02/14/28)	69	80,412
4.30%, 01/16/24 (Call 12/16/23)	1,183	1,300,305
8.25%, 03/01/38	476	788,688
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	425	437,227
2.25%, 02/01/27 (Call 01/01/27)(a)	350	367,286
3.85%, 03/15/26 (Call 02/15/26)	1,366	1,528,338
3.95%, 07/28/25 (Call 06/28/25)	150	168,967
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25)(c)	100	101,561
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	285	349,833
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	55	58,238
4.00%, 05/26/25 (Call 04/26/25)	115	127,612
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	130	133,208
4.38%, 08/01/46 (Call 02/01/46)(a)	200	242,118
4.63%, 02/13/47 (Call 08/13/46)(a)	250	308,697
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	100	101,904
Global Bank Corp., 5.25%, 04/16/29 (Call 04/16/28)(b)(c)	395	420,675
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31)(c)	760	742,970
2.60%, 02/07/30 (Call 11/07/29)	690	719,366
2.91%, 06/05/23 (Call 06/05/22)(c)	1,223	1,260,131
2.91%, 07/24/23 (Call 07/24/22)(c)	1,609	1,663,208
3.00%, 04/26/22 (Call 04/26/21)	475	476,857
3.20%, 02/23/23 (Call 01/23/23)	2,135	2,245,200
3.27%, 09/29/25 (Call 09/29/24)(c)	505	547,568
3.50%, 01/23/25 (Call 10/23/24)(a)	1,451	1,577,238
3.50%, 04/01/25 (Call 03/01/25)	2,826	3,090,795
3.50%, 11/16/26 (Call 11/16/25)	1,919	2,113,551
3.63%, 01/22/23	2,078	2,202,984
3.63%, 02/20/24 (Call 01/20/24)	1,317	1,427,599
3.69%, 06/05/28 (Call 06/05/27)(c)	1,464	1,644,598
3.75%, 05/22/25 (Call 02/22/25)	2,336	2,580,654
3.75%, 02/25/26 (Call 11/25/25)	531	591,798
3.80%, 03/15/30 (Call 12/15/29)(a)	2,370	2,690,769
3.81%, 04/23/29 (Call 04/23/28)(c)	110	123,840
3.85%, 07/08/24 (Call 04/08/24)	2,070	2,267,496
3.85%, 01/26/27 (Call 01/26/26)	2,776	3,099,789
4.00%, 03/03/24	2,977	3,273,209
4.02%, 10/31/38 (Call 10/31/37)(c)	1,843	2,131,426
4.22%, 05/01/29 (Call 05/01/28)(c)	2,919	3,364,494
4.25%, 10/21/25	1,441	1,625,254
4.41%, 04/23/39 (Call 04/23/38)(c)	1,614	1,947,524
4.75%, 10/21/45 (Call 04/21/45)	1,365	1,764,773
4.80%, 07/08/44 (Call 01/08/44)	1,332	1,722,960
5.15%, 05/22/45	1,551	2,042,854
5.95%, 01/15/27	520	642,169
6.13%, 02/15/33	553	762,523
6.25%, 02/01/41	1,944	2,856,746
6.45%, 05/01/36	413	581,374
6.75%, 10/01/37	4,029	5,877,826

Security	Par (000)	Value

Banks (continued)
HBOS PLC, 6.00%, 11/01/33(b)	$141	$190,652
HSBC Bank PLC, 7.65%, 05/01/25	150	183,384
HSBC Bank USA N.A., 7.00%, 01/15/39(a)	405	613,722
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	335	438,914
5.88%, 11/01/34	200	267,003
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(c)	535	534,916
1.65%, 04/18/26 (Call 04/18/25)(c)	1,432	1,448,118
2.01%, 09/22/28 (Call 09/22/27)(c)	55	55,260
2.10%, 06/04/26 (Call 06/04/25)(c)	1,000	1,031,057
2.36%, 08/18/31 (Call 08/18/30)(a)(c)	1,050	1,043,525
2.63%, 11/07/25 (Call 11/07/24)(c)	2,261	2,392,138
2.85%, 06/04/31 (Call 06/04/30)(c)	1,525	1,576,216
3.03%, 11/22/23 (Call 11/22/22)(c)	799	833,412
3.26%, 03/13/23 (Call 03/13/22)(c)	1,630	1,678,295
3.60%, 05/25/23	402	430,596
3.80%, 03/11/25 (Call 03/11/24)(c)	1,344	1,459,139
3.90%, 05/25/26	1,275	1,426,164
3.95%, 05/18/24 (Call 05/18/23)(c)	4,138	4,446,249
3.97%, 05/22/30 (Call 05/22/29)(c)	2,300	2,570,286
4.04%, 03/13/28 (Call 03/13/27)(c)	2,436	2,728,902
4.25%, 03/14/24	450	492,197
4.25%, 08/18/25	1,639	1,827,352
4.29%, 09/12/26 (Call 09/12/25)(c)	1,310	1,467,914
4.30%, 03/08/26	2,592	2,940,660
4.38%, 11/23/26	1,147	1,298,227
4.58%, 06/19/29 (Call 06/19/28)(c)	2,551	2,940,512
4.95%, 03/31/30	2,115	2,542,758
5.25%, 03/14/44	1,361	1,760,009
6.10%, 01/14/42	925	1,332,629
6.50%, 05/02/36	1,704	2,356,678
6.50%, 09/15/37	2,090	2,929,401
6.80%, 06/01/38	524	761,767
7.63%, 05/17/32(a)	491	696,913
HSBC USA Inc.
3.50%, 06/23/24	1,150	1,248,376
7.20%, 07/15/97	25	40,642
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	645	666,406
2.63%, 08/06/24 (Call 07/06/24)	1,256	1,335,623
4.00%, 05/15/25 (Call 04/15/25)(a)	94	105,320
4.35%, 02/04/23	677	723,599
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)(a)	92	94,460
2.50%, 08/07/22 (Call 07/07/22)	995	1,024,372
3.13%, 04/01/22 (Call 03/01/22)	365	375,220
3.55%, 10/06/23 (Call 09/06/23)	335	361,786
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	355	385,803
Industrial & Commercial Bank of China Ltd., 4.88%,
09/21/25(b)	1,550	1,745,209
Industrial & Commercial Bank of China Ltd./New York NY
2.96%, 11/08/22	322	333,595
3.54%, 11/08/27	125	138,412
ING Groep NV
3.15%, 03/29/22	915	943,372
3.55%, 04/09/24(a)	1,241	1,350,152
3.95%, 03/29/27	1,846	2,094,070
4.05%, 04/09/29	340	390,313
4.10%, 10/02/23	1,730	1,888,124

22	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.55%, 10/02/28	$852	$1,005,581
4.63%, 01/06/26(a)(b)	1,170	1,350,687
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	352	362,852
3.38%, 01/12/23(b)	895	935,865
3.88%, 07/14/27(a)(b)	525	573,277
3.88%, 01/12/28(b)	950	1,028,387
5.25%, 01/12/24	75	83,810
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)(c)	1,114	1,120,914
1.05%, 11/19/26 (Call 11/19/25)(c)	830	821,575
1.51%, 06/01/24 (Call 06/01/23)(c)	2,040	2,088,110
1.76%, 11/19/31 (Call 11/19/30)(a)(c)	936	900,122
2.01%, 03/13/26 (Call 03/13/25)(c)	1,106	1,146,490
2.08%, 04/22/26 (Call 04/22/25)(c)	600	623,043
2.18%, 06/01/28 (Call 06/01/27)(c)	438	452,042
2.30%, 10/15/25 (Call 10/15/24)(c)	585	614,964
2.52%, 04/22/31 (Call 04/22/30)(c)	1,328	1,364,169
2.53%, 11/19/41 (Call 11/19/40)(c)	380	363,340
2.70%, 05/18/23 (Call 03/18/23)	2,044	2,143,040
2.74%, 10/15/30 (Call 10/15/29)(a)(c)	3,243	3,411,097
2.78%, 04/25/23 (Call 04/25/22)(c)	867	890,439
2.95%, 10/01/26 (Call 07/01/26)	2,251	2,448,960
2.96%, 05/13/31 (Call 05/13/30)(c)	2,660	2,779,301
2.97%, 01/15/23 (Call 01/15/22)	1,729	1,770,116
3.11%, 04/22/41 (Call 04/22/40)(c)	1,475	1,548,502
3.11%, 04/22/51 (Call 04/22/50)(c)	1,660	1,692,657
3.13%, 01/23/25 (Call 10/23/24)	2,020	2,179,256
3.20%, 01/25/23	897	946,183
3.20%, 06/15/26 (Call 03/15/26)	2,137	2,340,200
3.21%, 04/01/23 (Call 04/01/22)(c)	1,835	1,891,824
3.22%, 03/01/25 (Call 03/01/24)(c)	2,495	2,677,762
3.25%, 09/23/22	2,666	2,789,658
3.30%, 04/01/26 (Call 01/01/26)	1,260	1,384,599
3.38%, 05/01/23(a)	1,792	1,904,156
3.51%, 01/23/29 (Call 01/23/28)(c)	1,816	2,006,838
3.54%, 05/01/28 (Call 05/01/27)(a)(c)	2,403	2,665,108
3.56%, 04/23/24 (Call 04/23/23)(c)	580	617,742
3.63%, 05/13/24	1,361	1,492,600
3.63%, 12/01/27 (Call 12/01/26)	1,059	1,177,124
3.70%, 05/06/30 (Call 05/06/29)(c)	2,023	2,271,453
3.78%, 02/01/28 (Call 02/01/27)(c)	1,471	1,656,683
3.80%, 07/23/24 (Call 07/23/23)(c)	2,145	2,312,130
3.88%, 02/01/24	1,147	1,257,726
3.88%, 09/10/24	2,177	2,400,800
3.88%, 07/24/38 (Call 07/24/37)(c)	2,035	2,335,862
3.90%, 07/15/25 (Call 04/15/25)(a)	1,888	2,102,824
3.90%, 01/23/49 (Call 01/23/48)(c)	1,400	1,609,406
3.96%, 01/29/27 (Call 01/29/26)(c)	2,192	2,465,680
3.96%, 11/15/48 (Call 11/15/47)(c)	1,988	2,308,132
4.01%, 04/23/29 (Call 04/23/28)(c)	1,981	2,260,430
4.02%, 12/05/24 (Call 12/05/23)(c)	2,278	2,493,187
4.03%, 07/24/48 (Call 07/24/47)(c)	1,119	1,307,447
4.13%, 12/15/26	1,115	1,277,965
4.20%, 07/23/29 (Call 07/23/28)(c)	1,463	1,693,307
4.25%, 10/01/27	1,295	1,500,093
4.26%, 02/22/48 (Call 02/22/47)(c)	1,648	2,010,518
4.45%, 12/05/29 (Call 12/05/28)(c)	166	195,392
4.49%, 03/24/31 (Call 03/24/30)(c)	2,420	2,869,557
4.85%, 02/01/44	835	1,098,271

Security	Par (000)	Value

Banks (continued)
4.95%, 06/01/45	$1,384	$1,818,830
5.40%, 01/06/42	1,292	1,798,289
5.50%, 10/15/40	1,202	1,656,432
5.60%, 07/15/41	986	1,384,636
5.63%, 08/16/43	1,005	1,419,941
6.40%, 05/15/38	1,936	2,846,859
7.63%, 10/15/26	572	760,978
8.00%, 04/29/27	200	275,526
8.75%, 09/01/30(a)	137	205,575
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	943	960,448
2.30%, 09/14/22	590	608,638
2.40%, 06/09/22	550	565,047
3.30%, 06/01/25	300	329,577
3.38%, 03/07/23	200	212,203
3.40%, 05/20/26	525	580,419
3.90%, 04/13/29	510	575,834
KeyCorp
2.25%, 04/06/27	453	474,459
2.55%, 10/01/29(a)	750	785,107
4.10%, 04/30/28	972	1,132,773
4.15%, 10/29/25	908	1,034,656
Lloyds Bank PLC
3.50%, 05/14/25(a)	50	54,920
12.00%, (Call 12/16/24)(a)(b)(c)(d)	1,000	1,109,760
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	805	840,623
2.86%, 03/17/23 (Call 03/17/22)(c)	200	204,906
2.91%, 11/07/23 (Call 11/07/22)(c)	412	427,842
3.57%, 11/07/28 (Call 11/07/27)(c)	796	873,950
3.75%, 01/11/27	1,060	1,182,091
3.87%, 07/09/25 (Call 07/09/24)(c)	2,181	2,390,681
3.90%, 03/12/24	375	410,351
4.05%, 08/16/23	2,200	2,386,821
4.34%, 01/09/48	1,245	1,433,258
4.38%, 03/22/28	980	1,129,203
4.45%, 05/08/25	1,050	1,186,364
4.50%, 11/04/24	1,018	1,137,618
4.55%, 08/16/28	1,325	1,555,703
4.58%, 12/10/25	1,153	1,305,077
4.65%, 03/24/26	445	506,056
5.30%, 12/01/45	545	715,081
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	743	798,327
Macquarie Bank Ltd.
2.10%, 10/17/22(b)	421	432,771
2.30%, 01/22/25(a)(b)	845	884,510
3.62%, 06/03/30(a)(b)	1,375	1,456,849
3.90%, 01/15/26(a)(b)	255	288,068
4.00%, 07/29/25(a)(b)	310	347,158
4.88%, 06/10/25(a)(b)	400	449,691
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(c)	199	207,888
3.76%, 11/28/28 (Call 11/28/27)(b)(c)	266	294,534
4.15%, 03/27/24 (Call 03/27/23)(b)(c)	1,051	1,126,538
4.65%, 03/27/29 (Call 03/27/28)(b)(c)	180	208,264
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)	150	177,795
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	1,075	1,102,087
2.90%, 02/06/25 (Call 01/06/25)	320	345,507
3.40%, 08/17/27	110	122,173

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	$210	$211,508
1.41%, 07/17/25	2,060	2,077,503
2.05%, 07/17/30	1,290	1,283,819
2.19%, 02/25/25	1,879	1,954,518
2.53%, 09/13/23(a)	815	858,959
2.56%, 02/25/30	1,245	1,292,702
2.62%, 07/18/22	500	515,514
2.67%, 07/25/22	1,161	1,198,529
2.76%, 09/13/26	1,040	1,116,197
2.80%, 07/18/24	515	549,948
3.20%, 07/18/29	1,496	1,627,066
3.29%, 07/25/27	436	485,396
3.41%, 03/07/24	1,623	1,753,400
3.46%, 03/02/23	598	633,655
3.68%, 02/22/27	819	923,381
3.74%, 03/07/29	1,286	1,453,322
3.75%, 07/18/39	663	746,964
3.76%, 07/26/23	2,925	3,149,988
3.78%, 03/02/25	462	508,677
3.85%, 03/01/26	950	1,067,319
3.96%, 03/02/28	451	515,232
4.05%, 09/11/28	750	865,948
4.15%, 03/07/39	489	577,820
4.29%, 07/26/38	535	640,457
Mizuho Bank Ltd.
2.95%, 10/17/22(b)	450	468,335
3.60%, 09/25/24(b)	660	725,536
3.75%, 04/16/24(b)	200	218,587
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	1,355	1,486,962
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(c)	205	206,318
1.24%, 07/10/24 (Call 07/10/23)(c)	2,966	3,011,865
1.98%, 09/08/31 (Call 09/08/30)(c)	76	74,248
2.20%, 07/10/31 (Call 07/10/30)(a)(c)	825	821,380
2.23%, 05/25/26 (Call 05/25/25)(c)	290	301,077
2.56%, 09/13/25 (Call 09/13/24)(c)	806	850,388
2.59%, 05/25/31 (Call 05/25/30)(c)	330	340,502
2.60%, 09/11/22	835	863,888
2.84%, 07/16/25 (Call 07/16/24)(c)	247	261,783
2.84%, 09/13/26	900	973,188
2.87%, 09/13/30 (Call 09/13/29)(c)	610	642,088
3.15%, 07/16/30 (Call 07/16/29)(c)	755	810,356
3.17%, 09/11/27	700	774,081
3.48%, 04/12/26(b)	1,165	1,282,077
3.55%, 03/05/23	1,225	1,302,529
3.66%, 02/28/27	755	851,460
3.92%, 09/11/24 (Call 09/11/23)(c)	1,215	1,314,951
4.25%, 09/11/29 (Call 09/11/28)(c)	475	548,749
4.35%, 10/20/25(a)(b)	700	781,293
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23)(c)	1,300	1,300,662
0.56%, 11/10/23 (Call 11/10/22)(c)	725	726,008
0.99%, 12/10/26 (Call 12/10/25)(c)	925	913,978
1.79%, 02/13/32 (Call 02/13/31)(c)	1,630	1,564,144
1.93%, 04/28/32 (Call 04/28/31)(c)	1,200	1,165,465
2.19%, 04/28/26 (Call 04/28/25)(c)	1,410	1,468,233
2.70%, 01/22/31 (Call 01/22/30)(c)	2,187	2,272,993
2.72%, 07/22/25 (Call 07/22/24)(c)	641	681,473

Security	Par (000)	Value

Banks (continued)
2.75%, 05/19/22	$1,422	$1,463,995
2.80%, 01/25/52 (Call 01/25/51)(c)	890	847,304
3.13%, 01/23/23	1,807	1,899,097
3.13%, 07/27/26	3,003	3,282,685
3.59%, 07/22/28 (Call 07/22/27)(c)	1,285	1,435,998
3.62%, 04/01/31 (Call 04/01/30)(c)	3,070	3,420,457
3.63%, 01/20/27	2,346	2,631,933
3.70%, 10/23/24	2,328	2,569,421
3.74%, 04/24/24 (Call 04/24/23)(c)	2,002	2,137,508
3.75%, 02/25/23	2,701	2,877,074
3.77%, 01/24/29 (Call 01/24/28)(c)	560	628,557
3.88%, 01/27/26	2,640	2,972,069
3.95%, 04/23/27	2,215	2,502,065
3.97%, 07/22/38 (Call 07/22/37)(c)	1,733	2,022,969
4.00%, 07/23/25	2,632	2,959,373
4.10%, 05/22/23	2,476	2,664,521
4.30%, 01/27/45	2,152	2,640,830
4.35%, 09/08/26	1,574	1,808,401
4.38%, 01/22/47(a)	1,451	1,803,276
4.43%, 01/23/30 (Call 01/23/29)(c)	1,542	1,805,722
4.46%, 04/22/39 (Call 04/22/38)(c)	177	216,949
4.88%, 11/01/22	1,866	2,000,594
5.00%, 11/24/25	1,794	2,094,237
5.60%, 03/24/51 (Call 03/24/50)(c)	1,685	2,441,500
6.25%, 08/09/26	410	514,508
6.38%, 07/24/42	2,062	3,128,325
7.25%, 04/01/32	1,803	2,648,038
Series F, 3.88%, 04/29/24	2,902	3,192,029
Series I, 0.86%, 10/21/25 (Call 10/21/24)(c)	369	369,437
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	485	519,854
3.50%, 06/18/22	428	445,343
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	516,942
4.70%, 03/10/44(b)	295	372,741
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	825	849,156
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	1,075	1,051,303
2.65%, 01/14/41(b)	695	651,004
3.50%, 01/10/27(b)	500	562,297
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	280	304,709
National Australia Bank Ltd./New York
1.88%, 12/13/22	805	828,123
2.50%, 05/22/22	720	740,290
2.50%, 07/12/26	1,010	1,080,997
2.88%, 04/12/23	780	821,241
3.00%, 01/20/23	455	477,919
3.38%, 01/14/26	640	709,040
3.63%, 06/20/23	413	443,380
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)(c)	710	710,347
0.90%, 08/15/23 (Call 08/15/22)(c)	548	551,998
2.10%, 02/01/23	265	273,587
2.15%, 10/07/22(a)(b)	1,340	1,378,482
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	331	331,869
1.20%, 04/23/23(b)	410	417,134
1.50%, 04/23/25 (Call 03/23/25)(b)	285	290,336
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(c)	1,589	1,644,984

24	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.03%, 11/28/35 (Call 08/28/30)(c)	$565	$553,756
3.07%, 05/22/28 (Call 05/22/27)(c)	1,045	1,108,025
3.50%, 05/15/23 (Call 05/15/22)(c)	583	603,350
3.75%, 11/01/29 (Call 11/01/24)(c)	220	233,837
3.88%, 09/12/23	2,329	2,513,622
4.27%, 03/22/25 (Call 03/22/24)(c)	2,001	2,193,959
4.45%, 05/08/30 (Call 05/08/29)(a)(c)	1,240	1,424,245
4.52%, 06/25/24 (Call 06/25/23)(c)	830	901,294
4.80%, 04/05/26	985	1,134,055
4.89%, 05/18/29 (Call 05/18/28)(c)	1,180	1,380,727
5.08%, 01/27/30 (Call 01/27/29)(c)	1,265	1,502,194
5.13%, 05/28/24	1,560	1,745,657
6.00%, 12/19/23	2,285	2,592,229
6.10%, 06/10/23	90	100,053
6.13%, 12/15/22	150	163,636
NatWest Markets PLC
2.38%, 05/21/23(b)	385	400,840
3.63%, 09/29/22(b)	681	714,878
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	379	392,568
NongHyup Bank, 2.88%, 07/17/22(b)	600	618,660
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	235	232,785
1.00%, 06/09/23(a)(b)	225	228,253
3.75%, 08/30/23(b)	1,266	1,368,907
4.63%, 09/13/33 (Call 09/13/28)(b)(c)	315	354,706
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	518	520,648
3.15%, 05/03/29 (Call 02/03/29)	940	1,038,367
3.38%, 05/08/32 (Call 05/08/27)(a)(c)	160	173,744
3.65%, 08/03/28 (Call 05/03/28)	199	225,541
3.95%, 10/30/25	190	215,002
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)(c)	200	200,146
4.25%, 06/19/24(b)	35	38,516
People’s United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)(a)	400	435,059
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	1,260	1,307,154
2.70%, 10/22/29	315	330,324
2.95%, 01/30/23 (Call 12/30/22)	1,120	1,172,336
2.95%, 02/23/25 (Call 01/24/25)	1,345	1,452,183
3.10%, 10/25/27 (Call 09/25/27)	1,445	1,601,210
3.25%, 06/01/25 (Call 05/02/25)	630	690,785
3.30%, 10/30/24 (Call 09/30/24)	527	578,201
3.80%, 07/25/23 (Call 06/25/23)	425	457,553
4.05%, 07/26/28	1,300	1,500,095
4.20%, 11/01/25 (Call 10/02/25)	350	399,222
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	740	783,334
2.55%, 01/22/30 (Call 10/24/29)	1,005	1,055,560
2.60%, 07/23/26 (Call 05/23/26)	752	807,697
2.85%, 11/09/22(e)	244	254,701
3.15%, 05/19/27 (Call 04/19/27)	1,002	1,107,900
3.45%, 04/23/29 (Call 01/23/29)(a)	1,492	1,675,267
3.50%, 01/23/24 (Call 12/23/23)(a)	1,047	1,136,276
3.90%, 04/29/24 (Call 03/29/24)	845	927,133
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	280	386,768
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	19	19,896
3.80%, 08/14/23 (Call 07/14/23)	1,395	1,503,347

Security	Par (000)	Value

Banks (continued)
7.38%, 12/10/37(a)	$335	$496,848
Royal Bank of Canada
0.43%, 01/19/24	300	299,187
0.50%, 10/26/23(a)	325	325,697
0.88%, 01/20/26	150	148,385
1.15%, 06/10/25	214	215,121
1.60%, 04/17/23	400	410,255
1.95%, 01/17/23(a)	91	93,733
2.25%, 11/01/24	1,428	1,506,932
2.55%, 07/16/24	1,398	1,488,644
2.80%, 04/29/22	585	602,144
3.70%, 10/05/23	1,934	2,097,422
4.65%, 01/27/26	1,306	1,514,794
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	1,083	1,160,003
3.40%, 01/18/23 (Call 12/18/22)	420	439,870
3.45%, 06/02/25 (Call 05/02/25)	699	751,347
3.50%, 06/07/24 (Call 05/07/24)	1,003	1,078,345
4.40%, 07/13/27 (Call 04/14/27)	613	688,499
4.50%, 07/17/25 (Call 04/17/25)	1,396	1,559,281
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(c)	1,380	1,382,698
3.37%, 01/05/24 (Call 01/05/23)(c)	1,690	1,772,768
3.57%, 01/10/23 (Call 01/10/22)	1,173	1,203,788
3.82%, 11/03/28 (Call 11/03/27)(c)	600	669,471
4.75%, 09/15/25(b)	200	223,661
4.80%, 11/15/24 (Call 11/15/23)(c)	479	528,455
5.63%, 09/15/45(a)(b)	396	506,927
Santander UK PLC
2.88%, 06/18/24	710	760,758
4.00%, 03/13/24	865	950,773
5.00%, 11/07/23(b)	211	231,843
Shinhan Bank Co. Ltd.
3.88%, 11/05/23(b)	200	217,196
4.00%, 04/23/29(b)	160	176,751
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(b)	200	199,636
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)(c)	405	419,903
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	410	410,672
0.85%, 09/02/25(b)	450	443,560
2.20%, 12/12/22(b)	205	211,569
2.80%, 03/11/22	250	256,417
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	425	422,389
2.63%, 10/16/24(b)	490	515,971
2.63%, 01/22/25(b)	2,236	2,342,036
3.00%, 01/22/30(a)(b)	458	476,549
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	1,705	1,763,526
3.88%, 03/28/24(b)	1,450	1,576,855
4.00%, 01/12/27(a)(b)	200	222,622
4.25%, 09/14/23(b)	1,210	1,316,864
4.25%, 04/14/25(b)	530	579,166
4.25%, 08/19/26(b)	377	416,159
4.75%, 11/24/25(a)(b)	1,140	1,279,165
4.75%, 09/14/28(b)	930	1,078,957
5.00%, 01/17/24(b)	983	1,081,545
5.63%, 11/24/45(a)(b)	415	534,694
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	1,955	1,952,845

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	$105	$103,618
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	2,598	2,732,102
3.20%, 04/17/25(b)	400	427,728
3.27%, 02/18/36 (Call 11/18/30)(a)(b)(c)	931	921,669
3.79%, 05/21/25 (Call 05/21/24)(a)(b)(c)	163	176,782
3.89%, 03/15/24 (Call 03/15/23)(b)(c)	1,551	1,646,750
3.95%, 01/11/23(a)(b)	902	948,617
4.05%, 04/12/26(b)	2,677	2,979,395
4.30%, 02/19/27(a)(b)	300	329,310
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	525	592,899
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	1,835	2,138,892
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	525	582,104
5.20%, 01/26/24(b)	725	801,563
5.30%, 01/09/43(a)(b)	705	859,802
5.70%, 03/26/44(b)	1,510	1,940,775
State Bank of India/London
4.38%, 01/24/24(a)(b)	710	768,547
4.88%, 04/17/24(a)(b)	250	276,315
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)(c)	1,015	1,077,987
2.40%, 01/24/30(a)	580	608,826
2.65%, 05/15/23 (Call 05/15/22)(c)	757	778,283
2.65%, 05/19/26	947	1,026,564
2.90%, 03/30/26 (Call 03/30/25)(c)	474	511,166
3.03%, 11/01/34 (Call 11/01/29)(a)(c)	325	345,248
3.10%, 05/15/23	1,219	1,292,979
3.15%, 03/30/31 (Call 03/30/30)(c)	320	352,640
3.30%, 12/16/24	1,080	1,189,857
3.55%, 08/18/25	241	268,137
3.70%, 11/20/23	718	784,202
3.78%, 12/03/24 (Call 12/03/23)(c)	380	414,230
4.14%, 12/03/29 (Call 12/03/28)(c)	905	1,061,616
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	370	388,255
3.20%, 07/18/22	250	259,621
3.40%, 07/11/24	400	435,354
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	200	199,955
0.95%, 01/12/26	273	269,053
1.47%, 07/08/25	2,000	2,031,247
1.71%, 01/12/31	160	154,188
2.13%, 07/08/30(a)	435	436,007
2.14%, 09/23/30	547	534,169
2.35%, 01/15/25	500	523,174
2.45%, 09/27/24	780	823,803
2.63%, 07/14/26	776	825,903
2.70%, 07/16/24	902	960,198
2.72%, 09/27/29	935	981,281
2.75%, 01/15/30	365	383,944
2.78%, 07/12/22	1,676	1,731,936
2.78%, 10/18/22	1,021	1,060,332
3.01%, 10/19/26	635	689,742
3.04%, 07/16/29	1,875	2,014,228
3.10%, 01/17/23	1,791	1,882,033
3.20%, 09/17/29	751	799,302
3.35%, 10/18/27	263	291,631
3.36%, 07/12/27	608	673,382
3.45%, 01/11/27	1,185	1,312,440
3.54%, 01/17/28	600	668,394
3.75%, 07/19/23	1,001	1,079,357

Security	Par (000)	Value

Banks (continued)
3.78%, 03/09/26	$1,434	$1,601,366
3.94%, 10/16/23	293	319,296
3.94%, 07/19/28	1,068	1,217,558
4.31%, 10/16/28(a)	884	1,028,985
4.44%, 04/02/24(b)	500	548,935
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)(b)	120	121,262
1.05%, 09/12/25(b)	200	198,707
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	51	55,064
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	145	156,098
3.50%, 01/29/25	62	67,644
Svenska Handelsbanken AB
0.63%, 06/30/23(a)(b)	295	296,696
3.90%, 11/20/23	1,605	1,757,930
Swedbank AB
0.60%, 09/25/23(b)	485	485,931
1.30%, 06/02/23(b)	1,110	1,130,638
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	425	437,620
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	576	596,933
Toronto-Dominion Bank (The)
0.45%, 09/11/23	305	305,594
0.75%, 06/12/23	664	670,346
0.75%, 09/11/25(a)	345	340,393
0.75%, 01/06/26	630	618,947
1.15%, 06/12/25	130	130,697
1.90%, 12/01/22	1,508	1,551,540
2.65%, 06/12/24	1,501	1,601,573
3.25%, 03/11/24	883	953,469
3.50%, 07/19/23	2,617	2,816,029
3.63%, 09/15/31 (Call 09/15/26)(c)	1,285	1,428,694
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	675	687,100
1.50%, 03/10/25 (Call 02/10/25)	1,045	1,071,663
2.15%, 12/06/24 (Call 11/05/24)	1,320	1,390,277
2.25%, 03/11/30 (Call 12/11/29)	1,205	1,218,090
2.45%, 08/01/22 (Call 07/01/22)	1,144	1,177,863
2.64%, 09/17/29 (Call 09/17/24)(c)	515	543,155
2.75%, 05/01/23 (Call 04/01/23)	570	598,515
2.80%, 05/17/22 (Call 04/17/22)	1,152	1,184,700
3.00%, 02/02/23 (Call 01/02/23)	191	200,330
3.20%, 04/01/24 (Call 03/01/24)	1,352	1,457,779
3.30%, 05/15/26 (Call 04/15/26)	175	191,727
3.63%, 09/16/25 (Call 08/16/25)	796	885,093
3.69%, 08/02/24 (Call 08/02/23)(c)	744	801,659
3.80%, 10/30/26 (Call 09/30/26)	518	583,689
4.05%, 11/03/25 (Call 09/03/25)	220	249,353
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	1,145	1,125,933
1.20%, 08/05/25 (Call 07/06/25)	365	369,166
1.95%, 06/05/30 (Call 03/05/30)(a)	80	80,573
2.20%, 03/16/23 (Call 02/13/23)	873	903,917
2.50%, 08/01/24 (Call 07/01/24)	1,175	1,246,789
2.75%, 04/01/22 (Call 03/01/22)	645	660,946
2.85%, 10/26/24 (Call 09/26/24)	1,173	1,262,964
3.05%, 06/20/22 (Call 05/20/22)	690	713,390
3.70%, 06/05/25 (Call 05/05/25)	815	906,368
3.75%, 12/06/23 (Call 11/06/23)	1,394	1,518,244
3.88%, 03/19/29 (Call 02/16/29)	280	318,908
4.00%, 05/01/25 (Call 03/01/25)	15	16,746

26	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	$310	$296,509
1.45%, 05/12/25 (Call 04/11/25)	144	147,092
2.40%, 07/30/24 (Call 06/28/24)	823	873,282
2.95%, 07/15/22 (Call 06/15/22)	1,274	1,316,607
3.00%, 03/15/22 (Call 02/15/22)	194	199,101
3.00%, 07/30/29 (Call 04/30/29)	1,170	1,261,566
3.10%, 04/27/26 (Call 03/27/26)	1,359	1,483,618
3.38%, 02/05/24 (Call 01/05/24)	1,389	1,502,207
3.60%, 09/11/24 (Call 08/11/24)	1,439	1,584,972
3.70%, 01/30/24 (Call 12/29/23)	837	912,786
3.90%, 04/26/28 (Call 03/24/28)	640	739,566
3.95%, 11/17/25 (Call 10/17/25)	1,154	1,305,435
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,538	1,629,668
Series X, 3.15%, 04/27/27 (Call 03/27/27)	152	167,891
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	750	772,484
2.05%, 01/21/25 (Call 12/20/24)	1,317	1,375,425
2.65%, 05/23/22 (Call 04/22/22)	695	714,369
2.80%, 01/27/25 (Call 12/27/24)	366	391,398
2.85%, 01/23/23 (Call 12/23/22)(a)	500	523,220
3.40%, 07/24/23 (Call 06/23/23)	776	830,377
UBS AG/London
0.45%, 02/09/24(b)	1,000	998,202
4.50%, 06/26/48(b)	525	679,188
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)(c)	2,304	2,323,634
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	1,365	1,360,348
2.86%, 08/15/23 (Call 08/15/22)(b)(c)	2,005	2,073,975
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(c)	1,460	1,573,144
3.49%, 05/23/23 (Call 05/23/22)(b)	1,742	1,806,049
4.13%, 09/24/25(a)(b)	845	949,058
4.13%, 04/15/26(b)	475	536,908
4.25%, 03/23/28 (Call 03/23/27)(b)	1,834	2,106,270
UniCredit SpA, 2.57%, 09/22/26 (Call 09/22/25)(b)(c)	421	425,626
United Overseas Bank Ltd., 3.75%, 04/15/29
(Call 04/15/24)(b)(c)	405	434,314
Wachovia Corp.
5.50%, 08/01/35	765	986,156
6.55%, 10/15/35	207	281,379
6.61%, 10/01/25	130	159,118
7.50%, 04/15/35	421	607,597
7.57%, 08/01/26(a)(e)	270	350,893
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	250	273,046
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(c)	3,399	3,484,041
2.16%, 02/11/26 (Call 02/11/25)(c)	151	157,022
2.19%, 04/30/26 (Call 04/30/25)(c)	2,635	2,744,138
2.39%, 06/02/28 (Call 06/02/27)(c)	1,140	1,184,015
2.41%, 10/30/25 (Call 10/30/24)(c)	2,510	2,645,592
2.57%, 02/11/31 (Call 02/11/30)(c)	2,563	2,653,095
2.63%, 07/22/22	1,606	1,657,214
2.88%, 10/30/30 (Call 10/30/29)(c)	2,871	3,038,399
3.00%, 02/19/25	1,615	1,734,534
3.00%, 04/22/26	2,415	2,614,239
3.00%, 10/23/26(a)	1,803	1,956,272
3.07%, 01/24/23 (Call 01/24/22)	1,087	1,113,274
3.07%, 04/30/41 (Call 04/30/40)(c)	914	938,092
3.20%, 06/17/27 (Call 06/17/26)(c)	2,365	2,574,000
3.30%, 09/09/24	1,372	1,494,274

Security	Par (000)	Value

Banks (continued)
3.50%, 03/08/22	$1,218	$1,258,209
3.55%, 09/29/25	1,797	1,983,549
3.58%, 05/22/28 (Call 05/22/27)(c)	1,285	1,422,905
3.75%, 01/24/24 (Call 12/24/23)	1,023	1,111,792
3.90%, 05/01/45	1,991	2,304,798
4.10%, 06/03/26	2,409	2,732,817
4.13%, 08/15/23	100	108,723
4.15%, 01/24/29 (Call 10/24/28)	2,123	2,447,465
4.30%, 07/22/27	2,912	3,361,461
4.40%, 06/14/46	662	777,300
4.48%, 01/16/24	677	750,145
4.48%, 04/04/31 (Call 04/04/30)(c)	2,200	2,600,537
4.65%, 11/04/44	1,561	1,863,649
4.75%, 12/07/46	1,545	1,900,711
4.90%, 11/17/45	1,968	2,439,020
5.01%, 04/04/51 (Call 04/04/50)(c)	4,112	5,498,989
5.38%, 11/02/43	1,776	2,290,918
5.61%, 01/15/44	1,832	2,436,386
Series M, 3.45%, 02/13/23	2,069	2,192,155
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	1,800	1,937,922
5.85%, 02/01/37	915	1,249,432
5.95%, 08/26/36(a)	300	405,320
6.60%, 01/15/38	195	284,028
Westpac Banking Corp.
2.00%, 01/13/23	576	594,333
2.35%, 02/19/25	456	480,608
2.50%, 06/28/22	842	866,910
2.65%, 01/16/30(a)	995	1,070,659
2.67%, 11/15/35 (Call 11/15/30)(c)	95	92,861
2.70%, 08/19/26	1,026	1,106,574
2.75%, 01/11/23	1,082	1,131,518
2.85%, 05/13/26	1,298	1,408,142
2.89%, 02/04/30 (Call 02/04/25)(c)	648	674,270
2.96%, 11/16/40	865	856,668
3.30%, 02/26/24	868	938,462
3.35%, 03/08/27(a)	852	953,129
3.40%, 01/25/28	1,245	1,379,644
3.65%, 05/15/23	1,548	1,659,844
4.11%, 07/24/34 (Call 07/24/29)(a)(c)	1,229	1,354,578
4.32%, 11/23/31 (Call 11/23/26)(c)	1,129	1,267,729
4.42%, 07/24/39(a)	860	1,020,260
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	570	591,714

		1,125,658,828

Beverages — 2.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,273	2,521,334
4.70%, 02/01/36 (Call 08/01/35)	4,502	5,404,951
4.90%, 02/01/46 (Call 08/01/45)	4,660	5,604,980
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,351	1,495,267
4.00%, 01/17/43	854	930,029
4.63%, 02/01/44	833	961,478
4.70%, 02/01/36 (Call 08/01/35)(a)	720	867,834
4.90%, 02/01/46 (Call 08/01/45)	1,516	1,813,460
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	1,609	1,778,466
3.75%, 07/15/42	1,611	1,707,780
4.00%, 04/13/28 (Call 01/13/28)	2,173	2,470,316

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.15%, 01/23/25 (Call 12/23/24)	$1,647	$1,838,693
4.35%, 06/01/40 (Call 12/01/39)	695	808,090
4.38%, 04/15/38 (Call 10/15/37)	448	521,051
4.44%, 10/06/48 (Call 04/06/48)	1,739	1,974,578
4.50%, 06/01/50 (Call 12/01/49)	1,479	1,705,490
4.60%, 04/15/48 (Call 10/15/47)	582	675,224
4.60%, 06/01/60 (Call 12/01/59)	660	758,773
4.75%, 01/23/29 (Call 10/23/28)	1,877	2,220,172
4.75%, 04/15/58 (Call 10/15/57)	1,067	1,268,464
4.90%, 01/23/31 (Call 10/23/30)(a)	1,372	1,678,765
4.95%, 01/15/42	1,955	2,417,659
5.45%, 01/23/39 (Call 07/23/38)	2,090	2,687,212
5.55%, 01/23/49 (Call 07/23/48)	3,600	4,684,436
5.80%, 01/23/59 (Call 07/23/58)	1,526	2,105,509
5.88%, 06/15/35(a)	100	131,971
8.00%, 11/15/39	238	386,976
8.20%, 01/15/39	697	1,141,489
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)(b)	225	239,071
4.45%, 05/15/25 (Call 03/15/25)(b)	613	689,163
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	153	178,506
5.15%, 05/15/38 (Call 11/15/37)(b)	360	447,055
5.30%, 05/15/48 (Call 11/15/47)(b)	570	732,728
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	195	200,070
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	156	169,990
3.75%, 01/15/43 (Call 07/15/42)	140	153,557
4.00%, 04/15/38 (Call 10/15/37)	25	29,535
4.50%, 07/15/45 (Call 01/15/45)	411	519,195
Coca-Cola Co. (The)
1.00%, 03/15/28	550	532,309
1.38%, 03/15/31	529	504,371
1.45%, 06/01/27	1,503	1,511,428
1.65%, 06/01/30	815	799,433
1.75%, 09/06/24	1,403	1,460,295
2.13%, 09/06/29	869	892,453
2.25%, 09/01/26	1,071	1,140,294
2.50%, 04/01/23(a)	1,034	1,079,825
2.50%, 06/01/40	906	883,462
2.50%, 03/15/51	1,335	1,230,789
2.55%, 06/01/26(a)	820	885,132
2.60%, 06/01/50	837	791,583
2.75%, 06/01/60(a)	905	863,357
2.88%, 10/27/25	1,022	1,113,477
2.90%, 05/25/27(a)	280	305,696
3.20%, 11/01/23(a)	1,592	1,715,524
3.38%, 03/25/27	180	201,461
3.45%, 03/25/30	1,497	1,688,921
4.20%, 03/25/50	428	527,946
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)(a)	250	274,507
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	50	47,246
2.75%, 01/22/30 (Call 10/22/29)	1,000	1,025,000
5.25%, 11/26/43	300	394,485
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	424	439,157
2.70%, 05/09/22 (Call 04/09/22)	517	530,326
2.88%, 05/01/30 (Call 02/01/30)(a)	157	165,113
3.15%, 08/01/29 (Call 05/01/29)	924	990,902

Security	Par (000)	Value

Beverages (continued)
3.20%, 02/15/23 (Call 01/15/23)	$770	$808,830
3.50%, 05/09/27 (Call 02/09/27)(a)	643	715,088
3.60%, 02/15/28 (Call 11/15/27)	343	383,293
3.70%, 12/06/26 (Call 09/06/26)	738	828,063
3.75%, 05/01/50 (Call 11/01/49)	385	419,411
4.10%, 02/15/48 (Call 08/15/47)	547	621,553
4.25%, 05/01/23	1,042	1,123,040
4.40%, 11/15/25 (Call 09/15/25)	545	623,154
4.50%, 05/09/47 (Call 11/09/46)(a)	436	518,627
4.65%, 11/15/28 (Call 08/15/28)	621	738,024
4.75%, 11/15/24	615	702,331
4.75%, 12/01/25	556	644,761
5.25%, 11/15/48 (Call 05/15/48)(a)	457	604,158
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	500	508,902
2.00%, 04/29/30 (Call 01/29/30)(a)	280	281,005
2.13%, 10/24/24 (Call 09/24/24)	75	78,894
2.13%, 04/29/32 (Call 01/29/32)	405	407,628
2.38%, 10/24/29 (Call 07/24/29)	885	924,899
2.63%, 04/29/23 (Call 01/29/23)	1,359	1,417,458
3.50%, 09/18/23 (Call 08/18/23)	250	268,874
3.88%, 05/18/28 (Call 02/18/28)(a)	435	498,159
3.88%, 04/29/43 (Call 10/29/42)	520	610,329
5.88%, 09/30/36	453	646,892
Diageo Investment Corp.
2.88%, 05/11/22(a)	1,049	1,081,624
4.25%, 05/11/42(a)	393	475,835
7.45%, 04/15/35(a)	75	118,702
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	250	261,040
3.50%, 01/16/50 (Call 07/16/49)	787	801,166
4.38%, 05/10/43	285	330,700
Heineken NV
2.75%, 04/01/23(a)(b)	275	286,975
3.40%, 04/01/22(b)	165	170,116
3.50%, 01/29/28 (Call 10/29/27)(b)	147	162,696
4.00%, 10/01/42(a)(b)	274	318,165
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	400	487,931
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(a)	672	716,800
2.70%, 11/15/22 (Call 08/15/22)	128	132,007
3.13%, 12/15/23 (Call 10/15/23)	655	700,323
3.20%, 05/01/30 (Call 02/01/30)	135	146,025
3.40%, 11/15/25 (Call 08/15/25)(a)	610	670,175
3.43%, 06/15/27 (Call 03/15/27)	552	617,312
3.80%, 05/01/50 (Call 11/01/49)	385	419,999
4.06%, 05/25/23 (Call 04/25/23)	1,961	2,111,066
4.42%, 05/25/25 (Call 03/25/25)	993	1,122,222
4.42%, 12/15/46 (Call 06/15/46)	410	484,114
4.50%, 11/15/45 (Call 05/15/45)	593	706,238
4.60%, 05/25/28 (Call 02/25/28)	1,419	1,675,681
4.99%, 05/25/38 (Call 11/25/37)(a)	545	694,982
5.09%, 05/25/48 (Call 11/25/47)	615	795,488
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,020	1,098,803
3.50%, 05/01/22(a)	41	42,411
4.20%, 07/15/46 (Call 01/15/46)	1,595	1,708,077
5.00%, 05/01/42	549	658,204
PepsiCo Inc.
0.40%, 10/07/23(a)	826	829,175

28	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
0.75%, 05/01/23	$615	$620,946
1.40%, 02/25/31 (Call 11/25/30)(a)	1,385	1,326,089
1.63%, 05/01/30 (Call 02/01/30)	599	588,258
2.25%, 05/02/22 (Call 04/02/22)	637	650,637
2.25%, 03/19/25 (Call 02/19/25)	344	363,285
2.38%, 10/06/26 (Call 07/06/26)	1,149	1,225,404
2.63%, 03/19/27 (Call 01/19/27)	340	366,759
2.63%, 07/29/29 (Call 04/29/29)	1,164	1,241,765
2.75%, 03/01/23	893	938,382
2.75%, 04/30/25 (Call 01/30/25)	1,052	1,130,175
2.75%, 03/19/30 (Call 12/19/29)	1,575	1,686,306
2.85%, 02/24/26 (Call 11/24/25)	1,058	1,149,662
2.88%, 10/15/49 (Call 04/15/49)	170	169,513
3.00%, 10/15/27 (Call 07/15/27)	1,431	1,574,699
3.10%, 07/17/22 (Call 05/17/22)	582	601,991
3.38%, 07/29/49 (Call 01/29/49)	1,014	1,096,437
3.45%, 10/06/46 (Call 04/06/46)	1,242	1,360,428
3.50%, 07/17/25 (Call 04/17/25)(a)	430	475,563
3.50%, 03/19/40 (Call 09/19/39)	735	825,362
3.60%, 03/01/24 (Call 12/01/23)	1,668	1,819,430
3.60%, 08/13/42(a)	335	378,220
3.63%, 03/19/50 (Call 09/19/49)	1,115	1,260,558
3.88%, 03/19/60 (Call 09/19/59)	622	741,140
4.00%, 03/05/42	672	795,434
4.00%, 05/02/47 (Call 11/02/46)	710	844,960
4.25%, 10/22/44 (Call 04/22/44)	450	548,033
4.45%, 04/14/46 (Call 10/14/45)	1,186	1,497,713
4.60%, 07/17/45 (Call 01/17/45)(a)	453	575,445
4.88%, 11/01/40	260	344,410
5.50%, 01/15/40(a)	75	106,297
7.00%, 03/01/29(a)	175	244,662
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	670	645,258
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	380	360,753
2.75%, 10/01/50 (Call 04/01/50)(b)	840	772,193
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(a)(b)	1,035	1,135,519
4.25%, 07/15/22(b)	275	288,705
5.50%, 01/15/42(b)	180	247,453
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	700	733,367

		142,842,445

Biotechnology — 1.0%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	55	57,009
2.20%, 02/21/27 (Call 12/21/26)	1,234	1,287,961
2.25%, 08/19/23 (Call 06/19/23)	1,241	1,291,741
2.30%, 02/25/31 (Call 11/25/30)(a)	1,650	1,662,692
2.45%, 02/21/30 (Call 11/21/29)	419	431,233
2.60%, 08/19/26 (Call 05/19/26)	1,359	1,446,167
2.65%, 05/11/22 (Call 04/11/22)	861	880,473
2.70%, 05/01/22 (Call 03/01/22)	322	328,652
2.77%, 09/01/53 (Call 03/01/53)(a)(b)	916	831,950
3.13%, 05/01/25 (Call 02/01/25)	958	1,034,508
3.15%, 02/21/40 (Call 08/21/39)	2,315	2,390,206
3.20%, 11/02/27 (Call 08/02/27)(a)	955	1,052,192
3.38%, 02/21/50 (Call 08/21/49)	1,665	1,709,693
3.63%, 05/15/22 (Call 02/15/22)	83	85,354
3.63%, 05/22/24 (Call 02/22/24)	1,058	1,151,774
4.40%, 05/01/45 (Call 11/01/44)	2,227	2,656,263
4.56%, 06/15/48 (Call 12/15/47)	1,153	1,424,932

Security	Par (000)	Value

Biotechnology (continued)
4.66%, 06/15/51 (Call 12/15/50)	$1,545	$1,946,052
4.95%, 10/01/41(a)	1,156	1,489,827
5.15%, 11/15/41 (Call 05/15/41)	688	905,228
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	420	466,784
5.25%, 06/23/45 (Call 12/23/44)	416	554,313
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,725	1,726,648
3.15%, 05/01/50 (Call 11/01/49)	548	520,068
3.25%, 02/15/51 (Call 08/15/50)(b)	1,664	1,620,454
3.63%, 09/15/22	942	989,101
4.05%, 09/15/25 (Call 06/15/25)	1,217	1,369,500
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	480	481,116
1.20%, 10/01/27 (Call 08/01/27)	260	255,360
1.65%, 10/01/30 (Call 07/01/30)	545	524,049
2.50%, 09/01/23 (Call 07/01/23)	481	503,594
2.60%, 10/01/40 (Call 04/01/40)(a)	410	388,438
2.80%, 10/01/50 (Call 04/01/50)(a)	1,210	1,117,155
2.95%, 03/01/27 (Call 12/01/26)	1,490	1,612,971
3.25%, 09/01/22 (Call 07/01/22)	972	1,008,992
3.50%, 02/01/25 (Call 11/01/24)(a)	2,165	2,355,109
3.65%, 03/01/26 (Call 12/01/25)	2,045	2,271,027
3.70%, 04/01/24 (Call 01/01/24)	1,268	1,373,707
4.00%, 09/01/36 (Call 03/01/36)(a)	645	743,676
4.15%, 03/01/47 (Call 09/01/46)	1,710	1,952,013
4.50%, 02/01/45 (Call 08/01/44)	1,688	2,009,956
4.60%, 09/01/35 (Call 03/01/35)	1,324	1,633,773
4.75%, 03/01/46 (Call 09/01/45)	1,321	1,629,021
4.80%, 04/01/44 (Call 10/01/43)	787	977,778
5.65%, 12/01/41 (Call 06/01/41)	771	1,050,922
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	590	559,489
2.80%, 09/15/50 (Call 03/15/50)	997	888,516
Royalty Pharma PLC
0.75%, 09/02/23(b)	40	40,117
1.20%, 09/02/25 (Call 08/02/25)(b)	435	432,815
1.75%, 09/02/27 (Call 07/02/27)(a)(b)	250	250,368
2.20%, 09/02/30 (Call 06/02/30)(b)	365	359,114
3.30%, 09/02/40 (Call 03/02/40)(b)	800	805,521
3.55%, 09/02/50 (Call 03/02/50)(a)(b)	109	107,107

		56,642,479

Building Materials — 0.4%
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	190	195,248
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	359	374,536
2.49%, 02/15/27 (Call 12/15/26)	430	451,320
2.70%, 02/15/31 (Call 11/15/30)	695	716,267
2.72%, 02/15/30 (Call 11/15/29)	1,520	1,569,996
3.38%, 04/05/40 (Call 10/05/39)	1,197	1,241,880
3.58%, 04/05/50 (Call 10/05/49)	1,563	1,608,394
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	525	577,624
3.95%, 04/04/28 (Call 01/04/28)(b)	275	313,086
4.50%, 04/04/48 (Call 10/04/47)(b)	725	859,566
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	1,050	1,160,234
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	50	51,754
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	790	846,926
4.00%, 09/21/23 (Call 08/21/23)(a)	785	851,870

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.00%, 06/15/25 (Call 03/15/25)(a)	$440	$487,817
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	560	608,920
3.90%, 02/14/26 (Call 11/14/25)	285	318,796
4.50%, 02/15/47 (Call 08/15/46)	336	415,666
4.63%, 07/02/44 (Call 01/02/44)	504	618,494
4.95%, 07/02/64 (Call 01/02/64)(e)	345	437,285
6.00%, 01/15/36	153	209,377
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	665	647,965
LafargeHolcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	400	440,406
4.75%, 09/22/46 (Call 03/22/46)(a)(b)	90	105,503
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	180	180,859
1.70%, 08/01/27 (Call 06/01/27)	145	145,774
3.00%, 11/15/23 (Call 09/15/23)	375	397,510
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	25	27,738
3.50%, 12/15/27 (Call 09/15/27)	626	703,112
4.25%, 07/02/24 (Call 04/02/24)	46	50,863
4.25%, 12/15/47 (Call 06/15/47)	60	69,614
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	515	534,614
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	365	359,478
2.00%, 10/01/30 (Call 07/01/30)(a)	430	421,524
2.00%, 02/15/31 (Call 11/15/30)	500	489,601
3.13%, 02/15/51 (Call 08/15/50)	295	291,630
3.50%, 11/15/27 (Call 08/15/27)	30	33,571
4.38%, 04/01/26 (Call 03/22/21)	248	285,448
4.45%, 04/01/25 (Call 03/22/21)	803	908,103
4.50%, 05/15/47 (Call 11/15/46)	159	190,198
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	675	739,259
3.88%, 06/01/30 (Call 03/01/30)(a)	385	430,390
3.95%, 08/15/29 (Call 05/15/29)	377	422,911
4.20%, 12/01/24 (Call 09/01/24)	410	456,126
4.30%, 07/15/47 (Call 01/15/47)	115	130,730
4.40%, 01/30/48 (Call 07/30/47)	331	375,262
7.00%, 12/01/36	294	413,791
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	290	320,927
3.90%, 04/01/27 (Call 01/01/27)(a)	313	358,482
4.50%, 04/01/25 (Call 01/01/25)	242	272,203
4.50%, 06/15/47 (Call 12/15/46)(a)	69	82,453
4.70%, 03/01/48 (Call 09/01/47)	312	380,255

		24,581,356

Chemicals — 1.8%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	2,911	3,035,407
2.25%, 09/10/29 (Call 06/10/29)(a)(b)	1,555	1,608,253
2.50%, 09/27/26 (Call 06/27/26)(b)	430	458,819
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	200	223,019
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	964	985,674
1.85%, 05/15/27 (Call 03/15/27)(a)	101	104,442
2.05%, 05/15/30 (Call 02/15/30)	1,076	1,093,927
2.70%, 05/15/40 (Call 11/15/39)	551	552,609
2.80%, 05/15/50 (Call 11/15/49)	943	921,584
3.35%, 07/31/24 (Call 04/30/24)	220	238,843

Security	Par (000)	Value

Chemicals (continued)
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	$664	$738,776
5.45%, 12/01/44 (Call 06/01/44)	15	17,817
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29
(Call 08/15/29)	275	287,957
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)(a)	104	110,242
3.70%, 07/15/22	19	19,701
4.00%, 07/01/29 (Call 04/01/29)	550	589,618
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	120	129,389
4.63%, 11/15/22	290	309,234
CF Industries Inc., 4.50%, 12/01/26(b)	120	138,792
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	700	740,649
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	424	467,938
5.13%, 04/01/25 (Call 03/01/25)(b)	265	307,204
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	945	932,536
3.50%, 10/01/24 (Call 07/01/24)	559	607,821
3.60%, 11/15/50 (Call 05/15/50)(a)	435	448,971
3.63%, 05/15/26 (Call 03/15/26)	905	1,005,363
4.25%, 10/01/34 (Call 04/01/34)	522	601,913
4.38%, 11/15/42 (Call 05/15/42)	940	1,100,190
4.55%, 11/30/25 (Call 09/30/25)	901	1,034,095
4.63%, 10/01/44 (Call 04/01/44)	340	413,631
4.80%, 11/30/28 (Call 08/30/28)	114	136,328
4.80%, 05/15/49 (Call 11/15/48)	589	735,891
5.25%, 11/15/41 (Call 05/15/41)	802	1,016,335
5.55%, 11/30/48 (Call 05/30/48)	257	351,177
7.38%, 11/01/29	877	1,224,658
9.40%, 05/15/39	565	981,952
DuPont de Nemours Inc.
2.17%, 05/01/23(a)	1,371	1,377,753
4.21%, 11/15/23 (Call 10/15/23)	3,172	3,476,849
4.49%, 11/15/25 (Call 09/15/25)	1,237	1,416,316
4.73%, 11/15/28 (Call 08/15/28)	1,978	2,352,555
5.32%, 11/15/38 (Call 05/15/38)	1,090	1,408,542
5.42%, 11/15/48 (Call 05/15/48)	1,601	2,135,577
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	503	522,270
3.80%, 03/15/25 (Call 12/15/24)	266	291,570
4.50%, 12/01/28 (Call 09/01/28)(a)	334	394,681
4.65%, 10/15/44 (Call 04/15/44)	915	1,106,889
4.80%, 09/01/42 (Call 03/01/42)	160	197,902
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	815	767,312
2.13%, 08/15/50 (Call 02/15/50)(a)	869	737,837
2.38%, 08/10/22 (Call 07/10/22)	46	47,277
2.70%, 11/01/26 (Call 08/01/26)	1,224	1,322,386
3.25%, 01/14/23 (Call 11/14/22)	41	42,893
3.25%, 12/01/27 (Call 09/01/27)	887	988,504
3.70%, 11/01/46 (Call 05/01/46)	334	368,206
3.95%, 12/01/47 (Call 06/01/47)	538	627,132
4.80%, 03/24/30 (Call 12/24/29)	145	177,568
5.50%, 12/08/41	119	160,720
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	483	495,238
2.30%, 07/15/30 (Call 04/15/30)(a)	305	312,627

30	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Equate Petrochemical BV, 4.25%, 11/03/26(b)	$1,000	$1,087,000
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	290	316,941
3.45%, 10/01/29 (Call 07/01/29)	218	238,661
4.50%, 10/01/49 (Call 04/01/49)	480	568,696
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)(a)	950	1,075,274
5.13%, 11/15/22 (Call 08/15/22)	255	269,910
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)(a)	430	449,721
4.38%, 06/01/47 (Call 12/01/46)	665	768,496
4.45%, 09/26/28 (Call 06/26/28)(a)	542	626,800
5.00%, 09/26/48 (Call 03/26/48)	450	573,910
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)(a)	1,173	1,093,725
2.00%, 08/10/50 (Call 02/10/50)	360	296,566
2.20%, 08/15/22 (Call 05/15/22)	1,161	1,188,034
2.65%, 02/05/25 (Call 11/05/24)(a)	315	334,336
2.70%, 02/21/23 (Call 11/21/22)	62	64,461
3.20%, 01/30/26 (Call 10/30/25)(a)	1,029	1,133,743
3.55%, 11/07/42 (Call 05/07/42)	395	445,219
Lubrizol Corp. (The), 6.50%, 10/01/34	100	146,697
LYB Finance Co. BV, 8.10%, 03/15/27(b)	735	993,895
LYB International Finance BV
4.00%, 07/15/23	305	329,756
4.88%, 03/15/44 (Call 09/15/43)	817	978,610
5.25%, 07/15/43	336	418,091
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	653	718,012
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	285	284,812
2.25%, 10/01/30 (Call 07/01/30)(a)	365	362,673
2.88%, 05/01/25 (Call 04/01/25)(a)	575	611,937
3.38%, 05/01/30 (Call 02/01/30)	150	161,973
3.38%, 10/01/40 (Call 04/01/40)	520	530,113
3.63%, 04/01/51 (Call 10/01/50)	807	816,893
3.80%, 10/01/60 (Call 04/01/60)(a)	559	563,864
4.20%, 10/15/49 (Call 04/15/49)	535	590,434
4.20%, 05/01/50 (Call 11/01/49)	920	1,007,970
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	853	988,761
5.75%, 04/15/24 (Call 01/15/24)	1,027	1,163,339
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	1,250	1,386,675
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	295	307,769
4.05%, 11/15/27 (Call 08/15/27)	209	236,802
4.25%, 11/15/23 (Call 08/15/23)	41	44,606
4.88%, 11/15/41 (Call 05/15/41)(a)	125	141,505
5.45%, 11/15/33 (Call 05/15/33)	32	39,624
5.63%, 11/15/43 (Call 05/15/43)	525	677,346
NewMarket Corp., 4.10%, 12/15/22	42	44,467
Nutrien Ltd.
1.90%, 05/13/23	225	232,105
2.95%, 05/13/30 (Call 02/13/30)(a)	220	234,446
3.00%, 04/01/25 (Call 01/01/25)	64	68,573
3.15%, 10/01/22 (Call 07/01/22)(a)	884	915,456
3.38%, 03/15/25 (Call 12/15/24)(a)	572	620,936
3.50%, 06/01/23 (Call 03/01/23)	187	197,938
3.63%, 03/15/24 (Call 12/15/23)	707	765,873
3.95%, 05/13/50 (Call 11/13/49)(a)	75	84,594

Security	Par (000)	Value

Chemicals (continued)
4.00%, 12/15/26 (Call 09/15/26)	$613	$697,016
4.13%, 03/15/35 (Call 09/15/34)	648	737,777
4.20%, 04/01/29 (Call 01/01/29)	528	613,137
4.90%, 06/01/43 (Call 12/01/42)	58	72,110
5.00%, 04/01/49 (Call 10/01/48)	176	228,002
5.25%, 01/15/45 (Call 07/15/44)(a)	586	764,264
5.63%, 12/01/40	536	712,487
5.88%, 12/01/36	172	231,267
6.13%, 01/15/41 (Call 07/15/40)	474	664,427
7.13%, 05/23/36(a)	62	91,831
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	335	336,438
1.23%, 10/01/25 (Call 09/01/25)(b)	662	659,120
1.83%, 10/15/27 (Call 08/15/27)(b)	1,575	1,582,207
2.30%, 11/01/30 (Call 08/01/30)(b)	1,383	1,388,092
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	1,365	1,406,463
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	645	658,662
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)	805	955,946
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)(a)	13	13,680
2.55%, 06/15/30 (Call 03/15/30)	105	109,845
2.80%, 08/15/29 (Call 05/15/29)	566	604,870
3.20%, 03/15/23 (Call 02/15/23)	359	377,625
3.75%, 03/15/28 (Call 12/15/27)	763	876,538
Rohm & Haas Co., 7.85%, 07/15/29	610	842,508
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	563	584,514
3.75%, 03/15/27 (Call 12/15/26)(a)	537	600,202
4.25%, 01/15/48 (Call 07/15/47)(a)	290	309,089
4.55%, 03/01/29 (Call 12/01/28)	375	430,571
5.25%, 06/01/45 (Call 12/01/44)	207	245,193
SABIC Capital II BV
4.00%, 10/10/23(b)	885	955,821
4.50%, 10/10/28(b)	600	699,077
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	310	314,586
2.75%, 06/01/22 (Call 05/01/22)	153	157,132
2.95%, 08/15/29 (Call 05/15/29)	586	623,344
3.13%, 06/01/24 (Call 04/01/24)	1,354	1,457,186
3.30%, 05/15/50 (Call 11/15/49)	590	600,232
3.45%, 08/01/25 (Call 05/01/25)	449	490,405
3.45%, 06/01/27 (Call 03/01/27)	710	782,209
3.80%, 08/15/49 (Call 02/15/49)	570	629,026
3.95%, 01/15/26 (Call 10/15/25)	160	178,952
4.00%, 12/15/42 (Call 06/15/42)	430	483,106
4.50%, 06/01/47 (Call 12/01/46)	762	921,555
4.55%, 08/01/45 (Call 02/01/45)	290	348,851
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/29 (Call 02/07/29)(a)(b)	425	484,500
4.25%, 01/22/50 (Call 07/22/49)(b)	250	276,250
Solvay Finance America LLC, 4.45%, 12/03/25
(Call 09/03/25)(b)	164	186,252
Syngenta Finance NV
3.13%, 03/28/22	984	997,642
4.44%, 04/24/23 (Call 03/24/23)(b)	557	583,087
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	563	607,893
5.18%, 04/24/28 (Call 01/24/28)(a)(b)	610	666,700
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	190	203,350
3.60%, 08/15/26 (Call 05/15/26)(a)	268	294,212

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.38%, 11/15/47 (Call 05/15/47)(a)	$492	$557,483
5.00%, 08/15/46 (Call 02/15/46)	295	358,662
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	235	248,160
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	455	502,828
4.75%, 06/01/28 (Call 03/01/28)(b)	1,179	1,367,665

		104,367,444

Commercial Services — 1.1%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	100	97,956
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	558	601,427
4.38%, 07/03/29(b)	610	658,612
American University (The), Series 2019, 3.67%, 04/01/49	290	329,169
Ashtead Capital Inc.
4.00%, 05/01/28 (Call 05/01/23)(b)	272	288,320
4.13%, 08/15/25 (Call 03/15/21)(b)	410	420,250
4.25%, 11/01/29 (Call 11/01/24)(b)	600	652,500
5.25%, 08/01/26 (Call 08/01/21)(b)	375	394,687
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,130	1,077,665
3.38%, 09/15/25 (Call 06/15/25)	953	1,057,406
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	357	375,592
5.25%, 10/01/25 (Call 07/01/25)	460	519,705
5.50%, 11/01/22 (Call 05/01/22)	176	185,884
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	50	47,781
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	246	260,211
4.32%, 08/01/45	95	121,407
4.70%, 11/01/2111	90	117,867
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	315	323,177
3.25%, 06/01/22 (Call 03/01/22)	1,030	1,059,070
3.70%, 04/01/27 (Call 01/01/27)	1,226	1,387,094
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	200	261,604
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	530	534,814
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	225	236,398
3.91%, 05/31/23(b)	1,205	1,268,528
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(b)	570	605,511
5.63%, 09/25/48(b)	1,060	1,260,806
6.85%, 07/02/37(a)(b)	960	1,254,950
Duke University
Series 2020, 2.68%, 10/01/44	165	169,172
Series 2020, 2.76%, 10/01/50	88	89,337
Series 2020, 2.83%, 10/01/55	195	198,405
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	175	184,678
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)(a)	125	130,527
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	41	43,626
2.60%, 12/15/25 (Call 11/15/25)	331	351,239
3.10%, 05/15/30 (Call 02/15/30)	315	336,288
3.25%, 06/01/26 (Call 03/01/26)(a)	75	81,076
3.30%, 12/15/22 (Call 09/15/22)	245	255,622
3.95%, 06/15/23 (Call 05/15/23)(a)	144	154,848

Security	Par (000)	Value

Commercial Services (continued)
7.00%, 07/01/37	$275	$375,843
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	268	282,310
3.30%, 12/01/26 (Call 09/01/26)(b)	583	641,464
3.80%, 11/01/25 (Call 08/01/25)(b)	829	923,100
3.85%, 11/15/24 (Call 08/15/24)(b)	315	348,909
4.20%, 11/01/46 (Call 05/01/46)(b)	601	706,217
4.50%, 02/15/45 (Call 08/15/44)(a)(b)	320	386,462
5.63%, 03/15/42(a)(b)	619	845,020
6.70%, 06/01/34(b)	378	536,197
7.00%, 10/15/37(a)(b)	925	1,373,723
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	283	295,431
4.25%, 02/01/29 (Call 11/01/28)(b)	315	365,627
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	140	169,164
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	60	56,477
George Washington University (The)
4.87%, 09/15/45(a)	230	305,291
Series 2014, 4.30%, 09/15/44	55	67,477
Series 2016, 3.55%, 09/15/46	70	75,750
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	494	590,049
Georgetown University (The)
Series 20A, 2.94%, 04/01/50(a)	95	92,646
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)(a)	110	147,662
Series B, 4.32%, 04/01/49 (Call 10/01/48)(a)	215	261,594
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	80	79,384
2.65%, 02/15/25 (Call 01/15/25)(a)	74	78,232
2.90%, 05/15/30 (Call 02/15/30)	585	610,941
3.20%, 08/15/29 (Call 05/15/29)	1,313	1,402,186
3.75%, 06/01/23 (Call 03/01/23)	738	785,519
4.00%, 06/01/23 (Call 05/01/23)	681	731,776
4.15%, 08/15/49 (Call 02/15/49)	528	589,870
4.45%, 06/01/28 (Call 03/01/28)	500	581,053
4.80%, 04/01/26 (Call 01/01/26)	681	785,001
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	481	519,817
4.00%, 03/01/26 (Call 12/01/25)(b)	712	792,598
4.13%, 08/01/23 (Call 07/01/23)	392	421,910
4.25%, 05/01/29 (Call 02/01/29)	1,178	1,355,525
4.75%, 02/15/25 (Call 11/15/24)(b)	1,339	1,510,928
4.75%, 08/01/28 (Call 05/01/28)	455	534,898
5.00%, 11/01/22 (Call 08/01/22)(b)	858	908,492
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	150	187,945
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)(a)	50	50,665
2.41%, 06/01/50 (Call 12/01/49)	20	19,082
3.65%, 05/01/48 (Call 11/01/47)	425	507,104
Massachusetts Institute of Technology
3.89%, 07/01/2116	130	151,772
3.96%, 07/01/38(a)	120	145,635
4.68%, 07/01/2114	261	358,313
5.60%, 07/01/2111	590	952,205
Series F, 2.99%, 07/01/50 (Call 01/01/50)(a)	171	183,452
Series G, 2.29%, 07/01/51 (Call 01/01/51)	85	78,958
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)(a)	220	183,928
2.63%, 01/15/23 (Call 12/15/22)	42	43,612
3.25%, 01/15/28 (Call 10/15/27)	170	186,250

32	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.25%, 05/20/50 (Call 11/20/49)	$280	$283,667
3.75%, 03/24/25 (Call 02/24/25)	119	131,535
4.25%, 02/01/29 (Call 11/01/28)(a)	276	322,282
4.50%, 09/01/22 (Call 06/01/22)	654	685,943
4.88%, 02/15/24 (Call 11/15/23)(a)	601	668,832
4.88%, 12/17/48 (Call 06/17/48)	584	738,415
5.25%, 07/15/44(a)	70	92,420
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	50	49,081
Northwestern University
3.69%, 12/01/38(a)	350	389,746
3.87%, 12/01/48	100	117,510
4.64%, 12/01/44	250	325,524
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	65	79,791
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(a)	75	75,773
Novant Health Inc., 4.37%, 11/01/43	45	55,204
PayPal Holdings Inc.
1.35%, 06/01/23	364	371,428
1.65%, 06/01/25 (Call 05/01/25)	514	527,734
2.20%, 09/26/22	621	638,783
2.30%, 06/01/30 (Call 03/01/30)	685	702,408
2.40%, 10/01/24 (Call 09/01/24)	506	535,693
2.65%, 10/01/26 (Call 08/01/26)	1,270	1,364,526
2.85%, 10/01/29 (Call 07/01/29)	988	1,057,279
3.25%, 06/01/50 (Call 12/01/49)	735	770,372
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(a)	90	88,117
3.15%, 07/15/46 (Call 01/15/46)(a)	65	71,298
3.30%, 07/15/56 (Call 01/15/56)	190	214,639
3.62%, 10/01/37	338	400,269
4.88%, 10/15/40(a)	250	332,996
6.50%, 01/15/39(a)(b)	246	380,564
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	127	136,046
3.50%, 03/16/23 (Call 02/16/23)	1,175	1,243,923
4.00%, 03/18/29 (Call 12/18/28)(a)	325	369,611
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)(a)	725	695,915
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	470	444,150
2.30%, 08/15/60 (Call 02/15/60)(a)	1,015	849,950
2.50%, 12/01/29 (Call 09/01/29)	694	728,087
2.95%, 01/22/27 (Call 10/22/26)(a)	210	227,790
3.25%, 12/01/49 (Call 06/01/49)(a)	665	699,684
4.00%, 06/15/25 (Call 03/15/25)(a)	1,015	1,138,772
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	250	253,318
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	713	781,718
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	680	768,037
Trustees of Boston College, 3.13%, 07/01/52	443	466,730
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(a)	230	278,648
Trustees of Princeton University (The)
5.70%, 03/01/39	337	490,866
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	25	24,391
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	202	216,701
4.67%, 09/01/2112	65	86,989
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)(a)	70	67,335
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	40	49,497

Security	Par (000)	Value

Commercial Services (continued)
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	$154	$154,299
Series C, 2.55%, 04/01/50 (Call 10/01/49)	35	33,677
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	53	60,617
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)(a)	439	504,421
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	110	111,193
3.03%, 10/01/39	36	37,684
5.25%, 10/01/2111	380	558,812
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	190	228,188
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	23,834
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	556	574,380
4.00%, 06/15/25 (Call 03/15/25)	392	436,744
4.13%, 09/12/22	177	186,641
4.13%, 03/15/29 (Call 12/15/28)	283	323,331
5.50%, 06/15/45 (Call 12/15/44)	366	487,925
Wesleyan University, 4.78%, 07/01/2116	115	147,353
William Marsh Rice University, 3.77%, 05/15/55(a)	200	245,954
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	208	209,256
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	70	68,914
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	119	113,605

		66,973,488

Computers — 2.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	35	35,347
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	445	439,024
0.70%, 02/08/26 (Call 01/08/26)	650	642,195
0.75%, 05/11/23	652	657,907
1.13%, 05/11/25 (Call 04/11/25)	741	748,842
1.25%, 08/20/30 (Call 05/20/30)	605	574,177
1.65%, 05/11/30 (Call 02/11/30)	1,726	1,692,614
1.65%, 02/08/31 (Call 11/08/30)	500	488,219
1.70%, 09/11/22	373	381,514
1.80%, 09/11/24 (Call 08/11/24)	668	698,215
2.05%, 09/11/26 (Call 07/11/26)	779	814,930
2.10%, 09/12/22 (Call 08/12/22)	368	377,491
2.20%, 09/11/29 (Call 06/11/29)	1,306	1,347,015
2.30%, 05/11/22 (Call 04/11/22)	583	596,516
2.38%, 02/08/41 (Call 08/08/40)	1,405	1,326,923
2.40%, 01/13/23 (Call 12/13/22)	893	927,269
2.40%, 05/03/23	2,292	2,395,545
2.40%, 08/20/50 (Call 06/20/50)	1,086	948,206
2.45%, 08/04/26 (Call 05/04/26)	1,779	1,894,515
2.50%, 02/09/25	1,795	1,906,941
2.55%, 08/20/60 (Call 02/20/60)	557	492,553
2.65%, 05/11/50 (Call 11/11/49)	1,077	1,012,663
2.65%, 02/08/51 (Call 08/08/50)	1,800	1,674,952
2.70%, 05/13/22	1,037	1,067,267
2.75%, 01/13/25 (Call 11/13/24)	1,081	1,156,701
2.80%, 02/08/61 (Call 02/08/60)	1,025	952,194
2.85%, 02/23/23 (Call 12/23/22)	1,031	1,078,803
2.85%, 05/11/24 (Call 03/11/24)	1,982	2,122,870
2.90%, 09/12/27 (Call 06/12/27)	1,579	1,721,463
2.95%, 09/11/49 (Call 03/11/49)(a)	1,216	1,206,031
3.00%, 02/09/24 (Call 12/09/23)	1,711	1,831,806
3.00%, 06/20/27 (Call 03/20/27)(a)	755	832,209
3.00%, 11/13/27 (Call 08/13/27)	1,271	1,398,103
3.20%, 05/13/25	1,006	1,100,927

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.20%, 05/11/27 (Call 02/11/27)	$2,114	$2,338,220
3.25%, 02/23/26 (Call 11/23/25)	2,527	2,779,434
3.35%, 02/09/27 (Call 11/09/26)	1,775	1,974,789
3.45%, 05/06/24	1,358	1,485,625
3.45%, 02/09/45(a)	1,108	1,208,543
3.75%, 09/12/47 (Call 03/12/47)	920	1,047,966
3.75%, 11/13/47 (Call 05/13/47)	1,056	1,200,593
3.85%, 05/04/43	2,329	2,718,135
3.85%, 08/04/46 (Call 02/04/46)	1,762	2,017,166
4.25%, 02/09/47 (Call 08/09/46)	296	362,004
4.38%, 05/13/45	1,461	1,814,130
4.45%, 05/06/44	964	1,217,022
4.50%, 02/23/36 (Call 08/23/35)(a)	977	1,234,335
4.65%, 02/23/46 (Call 08/23/45)	2,875	3,686,569
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	229	250,446
4.90%, 10/01/26 (Call 08/01/26)(b)	2,050	2,369,761
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	830	986,422
5.45%, 06/15/23 (Call 04/15/23)(b)	2,575	2,824,616
5.85%, 07/15/25 (Call 06/15/25)(b)	920	1,082,911
6.02%, 06/15/26 (Call 03/15/26)(b)	3,037	3,640,344
6.10%, 07/15/27 (Call 05/15/27)(b)	131	160,619
6.20%, 07/15/30 (Call 04/15/30)(a)(b)	810	1,029,116
8.10%, 07/15/36 (Call 01/15/36)(b)	1,462	2,172,179
8.35%, 07/15/46 (Call 01/15/46)(b)	1,894	2,897,839
DXC Technology Co.
4.00%, 04/15/23	395	421,783
4.13%, 04/15/25 (Call 03/15/25)	175	191,356
4.25%, 04/15/24 (Call 02/15/24)(a)	502	546,134
4.45%, 09/18/22	37	38,916
4.75%, 04/15/27 (Call 01/15/27)(a)	227	257,732
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	295	292,442
2.20%, 03/15/31 (Call 12/15/30)	340	339,326
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	200	217,422
3.70%, 04/01/22 (Call 03/01/22)	466	476,963
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,403	1,434,184
1.75%, 04/01/26 (Call 03/01/26)(a)	1,212	1,233,335
2.25%, 04/01/23 (Call 03/01/23)	1,009	1,043,569
4.40%, 10/15/22 (Call 08/15/22)	96	101,540
4.45%, 10/02/23 (Call 09/02/23)	593	648,673
4.65%, 10/01/24 (Call 09/01/24)	308	346,476
4.90%, 10/15/25 (Call 07/15/25)	924	1,065,122
6.20%, 10/15/35 (Call 04/15/35)(a)	428	558,418
6.35%, 10/15/45 (Call 04/15/45)	1,287	1,690,813
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	510	532,550
3.00%, 06/17/27 (Call 04/17/27)	327	353,631
3.40%, 06/17/30 (Call 03/17/30)(a)	780	841,160
4.05%, 09/15/22	254	268,126
6.00%, 09/15/41	460	593,846
IBM Credit LLC
2.20%, 09/08/22	310	318,879
3.00%, 02/06/23	1,052	1,107,314
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	850	861,642
1.88%, 08/01/22	1,190	1,221,494
1.95%, 05/15/30 (Call 02/15/30)	775	767,769

Security	Par (000)	Value

Computers (continued)
2.85%, 05/13/22	$1,095	$1,129,146
2.85%, 05/15/40 (Call 11/15/39)(a)	165	164,515
2.88%, 11/09/22	1,255	1,311,968
2.95%, 05/15/50 (Call 11/15/49)(a)	575	553,640
3.00%, 05/15/24	1,309	1,407,886
3.30%, 05/15/26	977	1,079,210
3.30%, 01/27/27(a)	1,390	1,528,252
3.38%, 08/01/23	870	936,450
3.45%, 02/19/26(a)	1,705	1,886,990
3.50%, 05/15/29	2,230	2,462,667
3.63%, 02/12/24(a)	1,134	1,240,761
4.00%, 06/20/42	1,204	1,404,745
4.15%, 05/15/39	2,040	2,401,837
4.25%, 05/15/49	1,011	1,196,434
4.70%, 02/19/46(a)	500	641,117
5.60%, 11/30/39	785	1,081,618
5.88%, 11/29/32	1,318	1,806,089
6.22%, 08/01/27(a)	212	271,571
6.50%, 01/15/28	253	326,423
7.00%, 10/30/25(a)	784	994,374
7.13%, 12/01/96(a)	90	147,879
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(b)	725	705,468
2.95%, 05/15/23 (Call 04/15/23)(b)	40	41,947
3.63%, 05/15/25 (Call 04/15/25)(b)	379	419,170
4.38%, 05/15/30 (Call 02/15/30)(b)	350	397,449
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(b)	200	206,032
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	30	30,895
2.38%, 06/22/27 (Call 04/22/27)(a)	325	338,894
2.70%, 06/22/30 (Call 03/22/30)	315	325,314
3.30%, 09/29/24 (Call 07/29/24)	847	917,627

		124,167,714

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
1.95%, 02/01/23	505	520,838
2.10%, 05/01/23	56	58,193
2.25%, 11/15/22	194	200,617
3.25%, 03/15/24(a)	395	429,062
3.70%, 08/01/47 (Call 02/01/47)	552	652,856
4.00%, 08/15/45	245	306,174
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	830	872,307
2.35%, 08/15/22	214	220,237
2.38%, 12/01/29 (Call 09/01/29)	942	985,404
2.60%, 04/15/30 (Call 01/15/30)	30	31,787
3.13%, 12/01/49 (Call 06/01/49)	930	978,955
3.15%, 03/15/27 (Call 12/15/26)	355	392,285
3.70%, 08/15/42	202	218,347
4.15%, 03/15/47 (Call 09/15/46)	310	374,136
4.38%, 06/15/45 (Call 12/15/44)	159	196,186
6.00%, 05/15/37(a)	150	210,602
Procter & Gamble Co. (The)
0.55%, 10/29/25	966	954,466
1.20%, 10/29/30	1,690	1,611,976
2.15%, 08/11/22	1,411	1,451,226
2.45%, 11/03/26	696	747,363
2.70%, 02/02/26(a)	864	936,511
2.80%, 03/25/27	289	315,095
2.85%, 08/11/27	735	811,837

34	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.00%, 03/25/30	$1,419	$1,557,963
3.10%, 08/15/23	148	158,672
3.50%, 10/25/47	140	164,933
3.55%, 03/25/40	165	190,405
3.60%, 03/25/50	95	114,605
Unilever Capital Corp.
0.38%, 09/14/23(a)	580	582,306
1.38%, 09/14/30 (Call 06/14/30)(a)	550	528,478
2.00%, 07/28/26(a)	390	407,699
2.13%, 09/06/29 (Call 06/06/29)	1,170	1,201,331
2.20%, 05/05/22 (Call 04/05/22)	125	127,685
2.60%, 05/05/24 (Call 03/05/24)	485	515,836
2.90%, 05/05/27 (Call 02/05/27)	1,075	1,170,898
3.10%, 07/30/25(a)	450	490,948
3.13%, 03/22/23 (Call 02/22/23)	390	411,738
3.25%, 03/07/24 (Call 02/07/24)(a)	884	955,291
3.38%, 03/22/25 (Call 01/22/25)	135	147,911
3.50%, 03/22/28 (Call 12/22/27)	970	1,093,185
5.90%, 11/15/32	551	768,370

		24,064,714

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	175	188,697
4.50%, 10/24/28 (Call 07/24/28)(b)	1,049	1,234,799
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)(a)	688	714,664
3.75%, 05/15/46 (Call 11/15/45)	425	474,198
4.20%, 05/15/47 (Call 11/15/46)	46	54,323
4.60%, 06/15/45 (Call 12/15/44)	783	982,245

		3,648,926

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	820	854,061
3.15%, 02/15/24 (Call 01/15/24)(a)	806	846,385
3.30%, 01/23/23 (Call 12/23/22)	875	909,847
3.50%, 05/26/22 (Call 04/26/22)	345	355,270
3.50%, 01/15/25 (Call 11/15/24)(a)	855	904,772
3.65%, 07/21/27 (Call 04/21/27)	1,027	1,092,090
3.88%, 01/23/28 (Call 10/23/27)(a)	535	576,241
4.13%, 07/03/23 (Call 06/03/23)(a)	583	620,128
4.45%, 10/01/25 (Call 08/01/25)	755	825,688
4.45%, 04/03/26 (Call 02/03/26)(a)	740	809,094
4.50%, 09/15/23 (Call 08/15/23)	235	253,754
4.63%, 07/01/22	760	795,758
4.63%, 10/15/27 (Call 08/15/27)(a)	50	56,029
4.88%, 01/16/24 (Call 12/16/23)(a)	1,064	1,161,276
6.50%, 07/15/25 (Call 06/15/25)	579	678,764
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	215	228,398
3.50%, 08/01/25(a)	125	136,572
4.25%, 02/15/24(a)	275	302,407
AIG Global Funding
0.45%, 12/08/23(a)(b)	90	90,080
0.80%, 07/07/23(b)	304	306,799
0.90%, 09/22/25(b)	655	649,081
2.30%, 07/01/22(b)	699	717,193
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	150	148,635
2.25%, 01/15/23(a)	172	176,573

Security	Par (000)	Value

Diversified Financial Services (continued)
2.30%, 02/01/25 (Call 01/01/25)	$440	$449,604
2.63%, 07/01/22 (Call 06/01/22)	577	591,124
2.75%, 01/15/23 (Call 12/15/22)	657	679,486
2.88%, 01/15/26 (Call 12/15/25)	159	165,484
3.00%, 09/15/23 (Call 07/15/23)	774	811,977
3.00%, 02/01/30 (Call 11/01/29)(a)	603	602,071
3.13%, 12/01/30 (Call 09/01/30)	485	487,096
3.25%, 03/01/25 (Call 01/01/25)	56	59,275
3.25%, 10/01/29 (Call 07/01/29)	460	474,432
3.38%, 07/01/25 (Call 06/01/25)	304	323,172
3.63%, 04/01/27 (Call 01/01/27)	207	223,279
3.63%, 12/01/27 (Call 09/01/27)	490	523,638
3.75%, 06/01/26 (Call 04/01/26)(a)	809	876,091
3.88%, 07/03/23 (Call 06/03/23)	362	386,137
4.25%, 02/01/24 (Call 01/01/24)	1,170	1,276,213
4.25%, 09/15/24 (Call 06/15/24)	800	878,813
4.63%, 10/01/28 (Call 07/01/28)(a)	802	902,397
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	36	38,041
4.25%, 06/15/26 (Call 04/15/26)	463	491,733
4.40%, 09/25/23 (Call 08/25/23)	788	835,708
5.00%, 04/01/23	614	657,218
5.25%, 08/11/25 (Call 07/11/25)(b)	680	744,552
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	885	899,894
3.05%, 06/05/23 (Call 05/05/23)	1,385	1,456,339
3.88%, 05/21/24 (Call 04/21/24)	570	620,408
4.63%, 05/19/22	662	694,762
4.63%, 03/30/25	470	528,840
5.13%, 09/30/24	996	1,136,495
5.80%, 05/01/25 (Call 04/01/25)(a)	250	293,253
8.00%, 11/01/31	1,752	2,502,540
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,815	1,868,284
2.50%, 07/30/24 (Call 06/30/24)	1,363	1,445,674
2.65%, 12/02/22	1,096	1,140,382
2.75%, 05/20/22 (Call 04/20/22)	960	986,825
3.00%, 10/30/24 (Call 09/29/24)	1,309	1,416,176
3.13%, 05/20/26 (Call 04/20/26)	628	690,166
3.40%, 02/27/23 (Call 01/27/23)	1,825	1,930,160
3.40%, 02/22/24 (Call 01/22/24)	489	529,337
3.63%, 12/05/24 (Call 11/04/24)	695	768,906
3.70%, 08/03/23 (Call 07/03/23)	1,764	1,899,416
4.05%, 12/03/42	962	1,137,517
4.20%, 11/06/25 (Call 10/06/25)	912	1,042,763
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,704	1,896,364
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	31	33,588
3.00%, 03/22/22	400	411,373
3.00%, 04/02/25 (Call 03/02/25)	14	15,017
3.70%, 10/15/24	705	778,700
4.00%, 10/15/23	1,126	1,231,452
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	125	123,426
Antares Holdings LP, 6.00%, 08/15/23 (Call 07/15/23)(b)	232	241,343
Apollo Management Holdings LP
4.00%, 05/30/24(a)(b)	957	1,055,016
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	150	154,269

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	$460	$452,592
3.50%, 11/01/27 (Call 07/01/27)(a)(b)	504	525,402
3.88%, 05/01/23 (Call 04/01/23)(b)	1,000	1,050,548
4.13%, 08/01/25 (Call 06/01/25)(b)	605	648,129
4.38%, 01/30/24 (Call 12/30/23)(a)(b)	275	295,405
4.88%, 10/01/25 (Call 07/01/25)(b)	714	786,883
5.50%, 12/15/24 (Call 11/15/24)(b)	165	185,904
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	175	176,045
3.25%, 02/15/27 (Call 12/15/26)(a)(b)	40	40,724
3.63%, 05/01/22 (Call 04/01/22)(b)	171	174,193
3.95%, 07/01/24 (Call 06/01/24)(b)	976	1,022,055
4.38%, 05/01/26 (Call 03/01/26)(b)	810	859,345
5.13%, 10/01/23 (Call 09/01/23)(b)	1,052	1,128,188
5.25%, 05/15/24 (Call 04/15/24)(b)	700	762,191
5.50%, 01/15/23 (Call 12/15/22)(b)	176	186,908
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	420	441,059
4.38%, 12/15/25 (Call 09/15/25)	365	390,263
5.38%, 07/24/23	235	256,584
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	841	804,357
2.50%, 01/10/30 (Call 10/10/29)(b)	1,155	1,212,179
2.80%, 09/30/50 (Call 03/30/50)(b)	476	447,381
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	140	154,799
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	500	538,387
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	39	44,607
4.45%, 07/15/45(a)(b)	215	261,321
5.00%, 06/15/44(a)(b)	65	84,469
6.25%, 08/15/42(b)	80	113,968
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	400	388,141
2.75%, 09/18/22 (Call 08/18/22)(b)	200	204,102
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	725	731,059
3.25%, 04/29/25 (Call 03/29/25)(b)	282	295,924
3.50%, 10/10/24 (Call 09/10/24)(b)	764	816,097
3.50%, 09/18/27 (Call 06/18/27)(b)	725	775,188
3.88%, 04/27/26 (Call 01/27/26)(b)	1,130	1,225,251
Brightsphere Investment Group Inc., 4.80%, 07/27/26(a)	117	127,885
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	230	229,926
3.90%, 01/25/28 (Call 10/25/27)	425	479,225
4.00%, 04/01/24 (Call 02/01/24)	591	646,261
4.25%, 06/02/26 (Call 03/02/26)	437	498,591
4.35%, 04/15/30 (Call 01/15/30)	345	400,412
4.70%, 09/20/47 (Call 03/20/47)	814	967,413
4.85%, 03/29/29 (Call 12/29/28)	1,326	1,576,908
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	419	418,407
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	481	534,878
Capital One Bank USA N.A., 3.38%, 02/15/23	1,294	1,365,667
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	505	527,478
3.20%, 01/30/23 (Call 12/30/22)	1,348	1,415,990
3.20%, 02/05/25 (Call 01/05/25)	810	872,171
3.30%, 10/30/24 (Call 09/30/24)	1,338	1,452,626
3.50%, 06/15/23	842	899,989
3.65%, 05/11/27 (Call 04/11/27)	1,340	1,491,004
3.75%, 04/24/24 (Call 03/24/24)	110	119,628
3.75%, 07/28/26 (Call 06/28/26)	1,600	1,763,266

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 03/09/27 (Call 02/09/27)	$843	$946,720
3.80%, 01/31/28 (Call 12/31/27)(a)	1,340	1,506,105
3.90%, 01/29/24 (Call 12/29/23)(a)	1,225	1,332,539
4.20%, 10/29/25 (Call 09/29/25)	930	1,043,473
4.25%, 04/30/25 (Call 03/31/25)	686	768,798
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(a)(b)	398	421,820
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	975	942,832
3.65%, 01/12/27 (Call 10/12/26)	1,247	1,400,013
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	459	456,348
1.65%, 03/11/31 (Call 12/11/30)	926	890,901
2.65%, 01/25/23 (Call 12/25/22)	751	782,912
3.00%, 03/10/25 (Call 12/10/24)	66	71,183
3.20%, 03/02/27 (Call 12/02/26)	325	358,318
3.20%, 01/25/28 (Call 10/25/27)	400	442,019
3.23%, 09/01/22	135	140,935
3.25%, 05/22/29 (Call 02/22/29)(a)	380	422,294
3.45%, 02/13/26 (Call 11/13/25)	320	355,601
3.55%, 02/01/24 (Call 01/01/24)	719	782,000
3.85%, 05/21/25 (Call 03/21/25)	889	992,732
4.00%, 02/01/29 (Call 11/01/28)	822	953,570
4.20%, 03/24/25 (Call 02/24/25)(a)	150	168,999
4.63%, 03/22/30 (Call 12/22/29)(a)	435	527,341
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	400	454,061
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	1,065	1,163,290
Citadel LP
4.88%, 01/15/27 (Call 11/15/26)(b)	518	563,937
5.38%, 01/17/23 (Call 12/17/22)(b)	250	267,161
CME Group Inc.
3.00%, 09/15/22	229	238,389
3.00%, 03/15/25 (Call 12/15/24)	1,344	1,451,105
3.75%, 06/15/28 (Call 03/15/28)(a)	416	476,288
4.15%, 06/15/48 (Call 12/15/47)(a)	126	157,828
5.30%, 09/15/43 (Call 03/15/43)(a)	1,000	1,415,578
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	620	925,977
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	715	742,127
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)(b)	95	97,921
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	520	567,923
3.85%, 11/21/22	349	369,025
3.95%, 11/06/24 (Call 08/06/24)	620	681,428
4.10%, 02/09/27 (Call 11/09/26)	697	787,438
4.50%, 01/30/26 (Call 11/30/25)	690	785,561
5.20%, 04/27/22	751	791,642
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	61	67,029
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	115	109,771
2.80%, 09/15/22(a)	162	168,098
2.85%, 03/30/25	37	39,719
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(b)	613	665,933
4.05%, 05/15/27 (Call 03/15/27)(b)	245	276,315
4.40%, 05/15/30 (Call 02/15/30)(b)	1,994	2,288,454
4.55%, 05/15/32 (Call 02/15/32)(b)	125	144,568
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,070	2,258,510
4.42%, 11/15/35	7,131	8,143,877
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	625	675,333
International Lease Finance Corp., 5.88%, 08/15/22	813	872,022

36	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Invesco Finance PLC
3.13%, 11/30/22	$97	$101,605
3.75%, 01/15/26(a)	328	364,421
4.00%, 01/30/24(a)	500	549,605
5.38%, 11/30/43	380	483,326
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	255	290,981
Jefferies Financial Group Inc.
5.50%, 10/18/23 (Call 01/18/23)	1,097	1,195,803
6.63%, 10/23/43 (Call 07/23/43)	265	347,465
Jefferies Group LLC
5.13%, 01/20/23	587	636,377
6.25%, 01/15/36	390	516,500
6.45%, 06/08/27	438	558,229
6.50%, 01/20/43	299	396,101
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	565	640,058
4.85%, 01/15/27	498	585,007
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	25	32,602
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	260	283,777
3.75%, 02/13/25	56	61,078
4.38%, 03/11/29 (Call 12/11/28)	387	442,901
4.50%, 09/19/28 (Call 06/19/28)	741	862,549
LeasePlan Corp. NV, 2.88%, 10/24/24(a)(b)	250	265,234
Legg Mason Inc.
3.95%, 07/15/24	56	61,735
4.75%, 03/15/26(a)	345	403,120
5.63%, 01/15/44(a)	629	861,911
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	271	284,079
2.95%, 11/21/26 (Call 08/21/26)	1,178	1,288,265
2.95%, 06/01/29 (Call 03/01/29)	1,252	1,363,907
3.30%, 03/26/27 (Call 01/26/27)	520	578,991
3.35%, 03/26/30 (Call 12/26/29)	455	510,236
3.38%, 04/01/24	1,180	1,284,938
3.50%, 02/26/28 (Call 11/26/27)	351	395,806
3.65%, 06/01/49 (Call 12/01/48)	919	1,041,391
3.80%, 11/21/46 (Call 05/21/46)(a)	113	130,923
3.85%, 03/26/50 (Call 09/26/49)	1,314	1,542,199
3.95%, 02/26/48 (Call 08/26/47)(a)	345	407,299
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.56%, 02/28/24 (Call 01/28/24)(b)	400	428,844
3.96%, 09/19/23 (Call 08/19/23)(b)	750	810,080
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,125	1,057,522
2.50%, 12/21/40 (Call 06/21/40)	260	239,456
3.25%, 04/28/50 (Call 10/28/49)	801	790,696
3.85%, 06/30/26 (Call 03/30/26)	938	1,058,195
4.25%, 06/01/24 (Call 03/01/24)(a)	200	220,123
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	130	145,066
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	50	54,104
Nomura Holdings Inc.
1.85%, 07/16/25	361	368,706
2.65%, 01/16/25	1,785	1,880,405
2.68%, 07/16/30	1,049	1,072,574
3.10%, 01/16/30	530	556,213
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,055	1,180,581

Security	Par (000)	Value

Diversified Financial Services (continued)
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	$745	$860,666
ORIX Corp.
2.90%, 07/18/22	43	44,420
3.25%, 12/04/24	430	467,575
3.70%, 07/18/27(a)	245	276,677
4.05%, 01/16/24	88	95,921
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	205	214,392
5.25%, 08/15/22 (Call 07/15/22)(b)	83	86,770
5.50%, 02/15/24(b)	610	663,960
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	520	608,200
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	250	331,101
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	534	558,272
6.15%, 12/06/28(b)	430	510,648
Raymond James Financial Inc.
3.63%, 09/15/26	520	587,479
4.65%, 04/01/30 (Call 01/01/30)	455	545,165
4.95%, 07/15/46	279	352,131
5.63%, 04/01/24	45	51,560
REC Ltd.
4.75%, 05/19/23(b)	535	569,031
5.25%, 11/13/23(b)	795	866,868
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	95	106,069
4.25%, 07/18/24(a)	805	896,072
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	534	550,085
3.70%, 08/04/26 (Call 05/04/26)	1,102	1,201,911
3.95%, 12/01/27 (Call 09/01/27)	711	783,132
4.25%, 08/15/24 (Call 05/15/24)	122	133,947
4.38%, 03/19/24 (Call 02/19/24)(a)	825	905,498
4.50%, 07/23/25 (Call 04/23/25)	801	894,500
5.15%, 03/19/29 (Call 12/19/28)(a)	803	953,425
USAA Capital Corp., 1.50%, 05/01/23(a)(b)	125	128,167
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	350	340,140
1.10%, 02/15/31 (Call 11/15/30)(a)	1,170	1,095,771
1.90%, 04/15/27 (Call 02/15/27)	314	325,309
2.00%, 08/15/50 (Call 02/15/50)(a)	1,285	1,092,616
2.05%, 04/15/30 (Call 01/15/30)(a)	902	921,230
2.15%, 09/15/22 (Call 08/15/22)	1,119	1,150,049
2.70%, 04/15/40 (Call 10/15/39)	501	510,043
2.75%, 09/15/27 (Call 06/15/27)	445	484,057
2.80%, 12/14/22 (Call 10/14/22)	46	47,912
3.15%, 12/14/25 (Call 09/14/25)	3,129	3,437,786
3.65%, 09/15/47 (Call 03/15/47)	968	1,102,111
4.15%, 12/14/35 (Call 06/14/35)	1,150	1,411,882
4.30%, 12/14/45 (Call 06/14/45)	2,308	2,892,665
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	300	297,362
2.75%, 03/15/31 (Call 12/15/30)	300	297,434
2.85%, 01/10/25 (Call 12/10/24)(a)	693	734,211
4.25%, 06/09/23 (Call 05/09/23)	76	81,800
6.20%, 11/17/36(a)	170	214,144
6.20%, 06/21/40	390	484,719

		191,318,122

Electric — 7.8%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	1,300	1,367,002

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 10/03/49(b)	$800	$901,664
4.38%, 04/23/25(b)	736	826,263
4.38%, 06/22/26(b)	250	285,964
4.88%, 04/23/30(b)	1,320	1,603,906
6.50%, 10/27/36(a)(b)	225	321,646
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)(b)	250	256,885
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39 (Call 04/15/39)(a)(b)	288	300,568
Adani Transmission Ltd., 4.25%, 05/21/36(b)	482	509,048
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	530	544,511
3.80%, 10/01/47 (Call 04/01/47)(a)	430	473,359
3.85%, 10/01/25 (Call 07/01/25)(a)(b)	126	138,678
3.95%, 06/01/28 (Call 03/01/28)	75	85,118
Series E, 6.65%, 02/15/33	224	306,810
Series G, 4.15%, 05/01/49 (Call 11/01/48)	145	168,070
Series H, 3.45%, 01/15/50 (Call 07/15/49)	145	149,273
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	380	416,461
3.15%, 09/15/49 (Call 03/15/49)	60	61,034
3.75%, 12/01/47 (Call 06/01/47)	557	628,140
3.80%, 06/15/49 (Call 12/15/48)(a)	215	243,870
4.00%, 12/01/46 (Call 06/01/46)(a)	500	576,492
4.25%, 09/15/48 (Call 03/15/48)	265	317,486
Series M, 3.65%, 04/01/50 (Call 10/01/49)	50	55,007
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	300	296,669
2.45%, 01/15/31 (Call 10/15/30)(b)	285	279,953
3.30%, 07/15/25 (Call 06/15/25)(b)	695	745,154
3.95%, 07/15/30 (Call 04/15/30)(b)	545	595,407
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	600	635,580
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	549	587,503
3.75%, 03/01/45 (Call 09/01/44)	615	686,456
3.85%, 12/01/42	435	492,978
4.10%, 01/15/42(a)	100	113,268
4.15%, 08/15/44 (Call 02/15/44)	116	135,876
4.30%, 01/02/46 (Call 07/02/45)(a)	315	384,271
5.50%, 03/15/41	85	113,459
6.00%, 03/01/39	260	365,995
6.13%, 05/15/38	185	262,569
Series 11-C, 5.20%, 06/01/41(a)	341	442,631
Series 13-A, 3.55%, 12/01/23	368	398,810
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	790	754,838
Series A, 4.30%, 07/15/48 (Call 01/15/48)	546	668,964
Series B, 3.70%, 12/01/47 (Call 06/01/47)	351	393,507
Alexander Funding Trust, 1.84%, 11/15/23(b)	361	366,969
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	610	651,819
4.25%, 06/15/28 (Call 03/15/28)(b)	295	340,023
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	58	61,324
3.50%, 01/15/31 (Call 10/15/30)	642	713,489
3.65%, 02/15/26 (Call 11/15/25)	420	465,845
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	715	736,066
3.25%, 03/01/25 (Call 12/01/24)	235	254,116
3.25%, 03/15/50 (Call 09/15/49)(a)	385	408,431

Security	Par (000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$220	$245,194
3.80%, 05/15/28 (Call 02/15/28)	75	84,816
4.15%, 03/15/46 (Call 09/15/45)	520	618,285
4.30%, 07/01/44 (Call 01/01/44)	378	446,525
4.50%, 03/15/49 (Call 09/15/48)	494	622,506
4.80%, 12/15/43 (Call 06/15/43)	110	137,343
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	125	125,368
3.20%, 11/13/27 (Call 08/13/27)	122	133,879
3.25%, 03/01/50 (Call 09/01/49)	282	273,927
Series F, 2.95%, 12/15/22 (Call 09/15/22)	375	389,657
Series J, 4.30%, 12/01/28 (Call 09/01/28)	1,295	1,495,772
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	25	24,774
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	203	244,833
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	275	298,605
4.40%, 05/15/44 (Call 11/15/43)(a)	359	423,533
4.45%, 06/01/45 (Call 12/01/44)	388	456,571
7.00%, 04/01/38	123	181,195
Series L, 5.80%, 10/01/35(a)	10	13,148
Series P, 6.70%, 08/15/37(a)	210	294,700
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	380	459,406
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	315	339,248
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	125	131,877
2.65%, 09/15/50 (Call 03/15/50)(a)	490	461,136
2.95%, 09/15/27 (Call 06/15/27)	125	136,956
3.35%, 05/15/50 (Call 11/15/49)	250	263,631
3.50%, 12/01/49 (Call 06/01/49)(a)	320	343,781
3.75%, 05/15/46 (Call 11/15/45)	435	483,525
4.20%, 08/15/48 (Call 02/15/48)	370	436,790
4.25%, 03/01/49 (Call 09/01/48)	260	311,223
4.35%, 11/15/45 (Call 05/15/45)	355	426,078
4.50%, 04/01/42 (Call 10/01/41)	423	511,863
5.05%, 09/01/41 (Call 03/01/41)	75	96,794
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	150	171,289
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	855	925,140
3.20%, 04/15/25 (Call 03/15/25)	638	689,373
3.80%, 06/01/29 (Call 03/01/29)	464	523,705
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)(a)	325	392,070
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	405	430,582
2.80%, 08/15/22 (Call 05/15/22)	312	321,178
2.90%, 06/15/50 (Call 12/15/49)(a)	245	236,495
3.20%, 09/15/49 (Call 03/15/49)	480	491,339
3.35%, 07/01/23 (Call 04/01/23)(a)	604	640,894
3.50%, 08/15/46 (Call 02/15/46)	436	466,296
3.75%, 08/15/47 (Call 02/15/47)(a)	349	391,152
4.25%, 09/15/48 (Call 03/15/48)(a)	350	420,764
6.35%, 10/01/36	132	191,495
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)(b)	25	28,272
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(b)	395	379,019
2.80%, 01/15/23 (Call 12/15/22)	910	948,853
2.85%, 05/15/51 (Call 11/15/50)(b)	740	694,030
3.25%, 04/15/28 (Call 01/15/28)	880	975,154
3.50%, 02/01/25 (Call 11/01/24)	789	859,810

38	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 07/15/30 (Call 04/15/30)(b)	$578	$656,491
3.75%, 11/15/23 (Call 08/15/23)	375	405,834
3.80%, 07/15/48 (Call 01/15/48)	303	336,851
4.05%, 04/15/25 (Call 03/15/25)(a)(b)	140	156,036
4.25%, 10/15/50 (Call 04/15/50)(b)	671	797,999
4.45%, 01/15/49 (Call 07/15/48)	810	977,584
4.50%, 02/01/45 (Call 08/01/44)	549	656,594
5.15%, 11/15/43 (Call 05/15/43)	476	620,893
5.95%, 05/15/37	594	808,423
6.13%, 04/01/36	1,094	1,530,412
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)(a)	303	308,178
3.05%, 10/15/29 (Call 07/15/29)	515	547,230
3.15%, 01/15/27 (Call 07/15/26)	30	32,363
3.88%, 10/15/49 (Call 04/15/49)	345	366,167
3.95%, 01/15/26 (Call 07/15/25)	285	318,108
4.20%, 09/15/46 (Call 03/15/46)	351	386,853
4.25%, 11/30/23 (Call 08/30/23)	371	404,853
4.35%, 05/01/33 (Call 02/01/33)	384	445,930
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(a)	366	406,115
3.95%, 03/01/48 (Call 09/01/47)	449	525,559
4.50%, 04/01/44 (Call 10/01/43)	512	641,057
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	108,748
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	246	300,043
Series AD, 2.90%, 07/01/50 (Call 01/01/50)(a)	296	289,786
Series K2, 6.95%, 03/15/33	80	115,278
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	53,327
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	658	677,898
2.50%, 09/01/24 (Call 08/01/24)	422	445,922
2.95%, 03/01/30 (Call 12/01/29)	472	495,121
3.70%, 09/01/49 (Call 03/01/49)(a)	315	333,712
3.85%, 02/01/24 (Call 01/01/24)	175	189,182
4.25%, 11/01/28 (Call 08/01/28)	696	804,164
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	661	684,868
3.74%, 05/01/26 (Call 02/01/26)(a)	880	968,267
4.97%, 05/01/46 (Call 11/01/45)(a)	370	428,094
Cleco Power LLC, 6.00%, 12/01/40(a)	135	172,860
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	75	78,330
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	125	139,938
5.50%, 08/15/24(a)	75	86,555
5.95%, 12/15/36(a)	807	1,023,857
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	190	203,640
3.00%, 05/15/26 (Call 02/15/26)	440	476,310
3.60%, 11/15/25 (Call 08/15/25)(a)	130	143,263
3.88%, 03/01/24 (Call 12/01/23)(a)	220	238,326
4.70%, 03/31/43 (Call 09/30/42)	321	378,468
4.75%, 06/01/50 (Call 03/01/30)(c)	530	580,082
4.88%, 03/01/44 (Call 09/01/43)(a)	538	662,854
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(a)(b)	200	222,579
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	375	428,209
Comision Federal de Electricidad
4.75%, 02/23/27(b)	1,285	1,421,531
4.88%, 01/15/24(b)	269	293,885
5.75%, 02/14/42(b)	600	669,750

Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)(a)	$223	$229,328
2.55%, 06/15/26 (Call 03/15/26)	265	284,240
3.00%, 03/01/50 (Call 09/01/49)	566	561,643
3.65%, 06/15/46 (Call 12/15/45)	489	543,363
3.70%, 08/15/28 (Call 05/15/28)	914	1,048,612
3.70%, 03/01/45 (Call 09/01/44)(a)	492	546,718
3.80%, 10/01/42 (Call 04/01/42)	544	613,767
4.00%, 03/01/48 (Call 09/01/47)	615	714,717
4.00%, 03/01/49 (Call 09/01/48)	159	187,300
4.35%, 11/15/45 (Call 05/15/45)	275	334,342
4.60%, 08/15/43 (Call 02/15/43)	159	197,173
4.70%, 01/15/44 (Call 07/15/43)	450	566,438
6.45%, 01/15/38	344	499,282
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	375	409,550
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	418	471,778
Series 127, 3.20%, 11/15/49 (Call 05/15/49)(a)	221	228,539
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	136	140,828
4.00%, 04/01/48 (Call 10/01/47)	590	712,486
4.30%, 04/15/44 (Call 10/15/43)(a)	465	571,539
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	609	601,675
Series A, 3.20%, 03/15/27 (Call 12/15/26)	538	594,747
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	65	78,511
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	35	38,194
3.80%, 05/15/28 (Call 02/15/28)	155	175,595
3.85%, 06/15/46 (Call 12/15/45)	266	295,583
3.95%, 03/01/43 (Call 09/01/42)	224	254,473
4.45%, 03/15/44 (Call 09/15/43)	890	1,056,510
4.50%, 12/01/45 (Call 06/01/45)(a)	700	844,014
4.50%, 05/15/58 (Call 11/15/57)	485	589,092
4.63%, 12/01/54 (Call 06/01/54)	340	420,375
5.70%, 06/15/40	260	349,381
Series 05-A, 5.30%, 03/01/35	15	19,381
Series 06-A, 5.85%, 03/15/36	125	169,776
Series 06-B, 6.20%, 06/15/36	25	35,455
Series 07-A, 6.30%, 08/15/37	523	734,146
Series 08-B, 6.75%, 04/01/38	520	766,519
Series 09-C, 5.50%, 12/01/39	208	276,337
Series 12-A, 4.20%, 03/15/42(a)	599	701,695
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	682	749,020
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	839	927,443
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	575	651,850
Series A, 4.13%, 05/15/49 (Call 11/15/48)(a)	565	643,322
Series B, 2.90%, 12/01/26 (Call 09/01/26)	15	16,093
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	652	716,200
Series C, 3.00%, 12/01/60 (Call 06/01/60)	380	350,995
Series C, 4.00%, 11/15/57 (Call 05/15/57)	345	389,326
Series C, 4.30%, 12/01/56 (Call 06/01/56)	559	648,985
Series D, 4.00%, 12/01/28 (Call 09/01/28)	15	17,124
Series E, 4.65%, 12/01/48 (Call 06/01/48)	446	552,781
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	450	522,000
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	115	114,997
2.50%, 05/01/60 (Call 11/01/59)(a)	405	359,447
3.10%, 08/15/50 (Call 02/15/50)	310	317,570
3.13%, 08/31/24 (Call 05/31/24)(a)	400	431,529
3.25%, 08/15/46 (Call 02/15/46)	320	336,280
3.38%, 08/15/23 (Call 05/15/23)	570	608,180

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.50%, 08/01/51 (Call 02/01/51)(a)	$275	$305,917
3.75%, 02/15/50 (Call 08/15/49)	185	210,222
3.80%, 11/15/28 (Call 08/15/28)	551	631,279
3.95%, 05/15/43 (Call 11/15/42)	50	57,649
3.95%, 07/15/47 (Call 01/15/47)	340	401,803
4.05%, 05/15/48 (Call 11/15/47)	43	50,960
4.35%, 04/15/49 (Call 10/15/48)	566	709,596
4.35%, 08/31/64 (Call 02/28/64)(a)	120	148,954
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	505	550,278
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)(a)	247	266,142
4.00%, 06/01/42 (Call 12/01/41)(a)	175	194,145
4.15%, 05/15/45 (Call 11/15/44)	251	293,346
Dominion Energy Inc.
2.45%, 01/15/23(b)	150	155,679
3.07%, 08/15/24(e)	1,285	1,383,571
3.90%, 10/01/25 (Call 07/01/25)	180	200,866
4.25%, 06/01/28 (Call 03/01/28)	1,071	1,248,346
4.70%, 12/01/44 (Call 06/01/44)	50	61,520
5.75%, 10/01/54 (Call 10/01/24)(c)	158	173,122
7.00%, 06/15/38	391	578,770
Series A, 3.30%, 03/15/25 (Call 02/15/25)	240	260,071
Series A, 4.60%, 03/15/49 (Call 09/15/48)(a)	450	556,208
Series B, 2.75%, 09/15/22 (Call 06/15/22)	269	277,350
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	110	122,589
Series B, 5.95%, 06/15/35(a)	300	411,558
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	471	514,755
Series C, 4.05%, 09/15/42 (Call 03/15/42)	430	482,072
Series C, 4.90%, 08/01/41 (Call 02/01/41)	466	582,767
Series D, 2.85%, 08/15/26 (Call 05/15/26)	355	383,323
Series E, 6.30%, 03/15/33	30	41,134
Series F, 5.25%, 08/01/33(a)	639	813,029
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	52	64,852
5.10%, 06/01/65 (Call 12/01/64)(a)	270	382,833
5.30%, 05/15/33(a)	95	124,334
5.45%, 02/01/41 (Call 08/01/40)	180	241,979
6.05%, 01/15/38	280	394,131
6.63%, 02/01/32	185	262,064
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	289	297,839
2.95%, 03/01/50 (Call 09/01/49)	365	368,145
3.65%, 03/15/24 (Call 12/15/23)	140	151,403
3.70%, 03/15/45 (Call 09/15/44)	452	505,935
3.70%, 06/01/46 (Call 12/01/45)	260	290,288
3.75%, 08/15/47 (Call 02/15/47)	142	161,109
3.95%, 06/15/42 (Call 12/15/41)	99	110,670
3.95%, 03/01/49 (Call 09/01/48)(a)	613	730,831
4.30%, 07/01/44 (Call 01/01/44)(a)	395	479,788
5.70%, 10/01/37	331	445,504
Series A, 4.00%, 04/01/43 (Call 10/01/42)	123	143,722
Series A, 4.05%, 05/15/48 (Call 11/15/47)(a)	490	595,707
Series A, 6.63%, 06/01/36	75	112,976
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	278	293,720
DTE Energy Co.
2.25%, 11/01/22(a)	635	654,019
2.85%, 10/01/26 (Call 07/01/26)	491	527,142
2.95%, 03/01/30 (Call 12/01/29)	329	349,225
3.80%, 03/15/27 (Call 12/15/26)	250	282,600

Security	Par (000)	Value

Electric (continued)
6.38%, 04/15/33	$409	$560,639
Series B, 2.60%, 06/15/22	236	242,615
Series B, 3.30%, 06/15/22 (Call 04/15/22)	304	313,804
Series C, 2.53%, 10/01/24	562	595,305
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	362	398,050
Series C, 3.50%, 06/01/24 (Call 03/01/24)	781	844,779
Series D, 3.70%, 08/01/23 (Call 07/01/23)	114	122,413
Series F, 1.05%, 06/01/25 (Call 05/01/25)	645	642,611
Series F, 3.85%, 12/01/23 (Call 09/01/23)	105	113,506
Series H, 0.55%, 11/01/22	95	95,197
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)(a)	88	92,346
2.45%, 02/01/30 (Call 11/01/29)	330	342,841
2.50%, 03/15/23 (Call 01/15/23)	1,080	1,121,500
2.95%, 12/01/26 (Call 09/01/26)(a)	676	738,069
3.05%, 03/15/23 (Call 02/15/23)	478	503,373
3.20%, 08/15/49 (Call 02/15/49)	599	617,625
3.35%, 05/15/22	79	81,907
3.70%, 12/01/47 (Call 06/01/47)	512	571,498
3.75%, 06/01/45 (Call 12/01/44)	44	48,929
3.88%, 03/15/46 (Call 09/15/45)	98	111,599
3.95%, 11/15/28 (Call 08/15/28)	700	812,755
3.95%, 03/15/48 (Call 09/15/47)	420	481,940
4.00%, 09/30/42 (Call 03/30/42)	25	28,975
4.25%, 12/15/41 (Call 06/15/41)	470	558,126
5.30%, 02/15/40	517	690,798
6.00%, 01/15/38(a)	52	72,955
6.05%, 04/15/38	387	550,013
6.10%, 06/01/37	321	445,269
6.45%, 10/15/32	560	782,929
Series A, 6.00%, 12/01/28	111	142,622
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	255	252,331
2.40%, 08/15/22 (Call 07/15/22)	268	275,324
2.45%, 06/01/30 (Call 03/01/30)	639	650,061
2.65%, 09/01/26 (Call 06/01/26)	931	989,197
3.05%, 08/15/22 (Call 05/15/22)	68	70,228
3.15%, 08/15/27 (Call 05/15/27)	900	981,934
3.40%, 06/15/29 (Call 03/15/29)	275	302,386
3.75%, 04/15/24 (Call 01/15/24)	118	128,252
3.75%, 09/01/46 (Call 03/01/46)	1,182	1,255,296
3.95%, 10/15/23 (Call 07/15/23)	900	972,568
3.95%, 08/15/47 (Call 02/15/47)	231	251,375
4.20%, 06/15/49 (Call 12/15/48)	366	411,425
4.80%, 12/15/45 (Call 06/15/45)	310	377,355
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	245	240,863
2.50%, 12/01/29 (Call 09/01/29)	560	591,511
3.40%, 10/01/46 (Call 04/01/46)	685	723,837
3.80%, 07/15/28 (Call 04/15/28)	33	37,544
3.85%, 11/15/42 (Call 05/15/42)(a)	327	371,156
4.20%, 07/15/48 (Call 01/15/48)(a)	465	557,838
5.65%, 04/01/40	240	334,870
6.35%, 09/15/37	504	722,681
6.40%, 06/15/38(a)	248	363,141
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	615	574,099
3.75%, 05/15/46 (Call 11/15/45)	656	717,894
6.12%, 10/15/35(a)	119	162,403
6.35%, 08/15/38(a)	480	695,340

40	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.45%, 04/01/39	$439	$649,739
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)(a)	175	202,415
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	340	434,736
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	350	359,272
Duke Energy Ohio Inc. 2.13%, 06/01/30 (Call 03/01/30)	808	819,569
3.65%, 02/01/29 (Call 11/01/28)	719	809,872
3.70%, 06/15/46 (Call 12/15/45)	460	501,925
3.80%, 09/01/23 (Call 06/01/23)	40	42,815
4.30%, 02/01/49 (Call 08/01/48)(a)	305	362,685
Duke Energy Progress LLC 2.50%, 08/15/50 (Call 02/15/50)	200	180,993
3.25%, 08/15/25 (Call 05/15/25)	569	621,850
3.38%, 09/01/23 (Call 08/01/23)(a)	310	331,611
3.60%, 09/15/47 (Call 03/15/47)	420	456,350
3.70%, 09/01/28 (Call 06/01/28)	305	346,726
3.70%, 10/15/46 (Call 04/15/46)	556	621,516
4.10%, 05/15/42 (Call 11/15/41)	494	579,845
4.10%, 03/15/43 (Call 09/15/42)	606	704,927
4.15%, 12/01/44 (Call 06/01/44)	375	443,614
4.20%, 08/15/45 (Call 02/15/45)(a)	408	485,451
4.38%, 03/30/44 (Call 09/30/43)	130	157,283
6.30%, 04/01/38	10	14,417
Duquesne Light Holdings Inc. 2.53%, 10/01/30 (Call 07/01/30)(b)	345	343,900
3.62%, 08/01/27 (Call 05/01/27)(b)	210	231,365
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	935	1,354,954
Edison International 2.40%, 09/15/22 (Call 08/15/22)	108	110,521
2.95%, 03/15/23 (Call 01/15/23)	383	397,597
3.13%, 11/15/22 (Call 10/15/22)	494	512,633
3.55%, 11/15/24 (Call 10/15/24)	152	164,545
4.13%, 03/15/28 (Call 12/15/27)(a)	564	615,503
4.95%, 04/15/25 (Call 03/15/25)	395	443,129
5.75%, 06/15/27 (Call 04/15/27)	450	529,923
EDP Finance BV 1.71%, 01/24/28(b)	359	353,056
3.63%, 07/15/24(b)	1,025	1,111,344
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)(a)	242	279,555
6.00%, 05/15/35(a)	300	406,141
Electricite de France SA 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	157	173,669
4.50%, 09/21/28 (Call 06/21/28)(b)	913	1,066,771
4.75%, 10/13/35 (Call 04/13/35)(b)	1,012	1,216,695
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	285	345,133
4.88%, 01/22/44(a)(b)	496	599,115
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	1,124	1,378,360
5.00%, 09/21/48 (Call 03/21/48)(b)	820	1,030,069
5.25%, 10/13/55 (Call 04/13/55)(b)	480	598,145
5.60%, 01/27/40(b)	788	1,028,458
6.00%, 01/22/2114(a)(b)	570	780,125
6.95%, 01/26/39(b)	705	1,048,690
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)	1,020	1,122,145
4.75%, 06/15/46 (Call 12/15/45)	1,062	1,241,791
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	505	585,805
Empresas Publicas de Medellin ESP 4.25%, 07/18/29 (Call 04/18/29)(a)(b)	660	676,500
4.38%, 02/15/31(b)	770	787,333

Security	Par (000)	Value

Electric (continued)
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	$415	$458,978
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	487	568,572
Enel Finance International NV 2.65%, 09/10/24(b)	1,208	1,278,449
2.75%, 04/06/23(b)	420	438,762
2.88%, 05/25/22(a)(b)	1,550	1,594,552
3.50%, 04/06/28(b)	1,250	1,376,195
3.63%, 05/25/27(b)	550	611,584
4.25%, 09/14/23(b)	1,276	1,390,248
4.63%, 09/14/25(b)	316	361,539
4.75%, 05/25/47(a)(b)	305	380,949
4.88%, 06/14/29(a)(b)	725	879,363
6.00%, 10/07/39(b)	967	1,339,321
6.80%, 09/15/37(a)(b)	985	1,437,547
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	167	180,830
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(c)	1,237	1,438,012
Engie Energia Chile SA, 4.50%, 01/29/25(b)	570	628,149
Engie SA, 2.88%, 10/10/22(b)	60	62,274
Entergy Arkansas LLC 2.65%, 06/15/51 (Call 12/15/50)(a)	195	181,002
3.05%, 06/01/23 (Call 03/01/23)(a)	150	157,769
3.50%, 04/01/26 (Call 01/01/26)(a)	563	623,621
3.70%, 06/01/24 (Call 03/01/24)	196	214,142
4.00%, 06/01/28 (Call 03/01/28)	175	199,945
4.20%, 04/01/49 (Call 10/01/48)	395	477,556
4.95%, 12/15/44 (Call 12/15/24)	20	22,163
Entergy Corp. 0.90%, 09/15/25 (Call 08/15/25)	308	303,170
2.80%, 06/15/30 (Call 03/15/30)(a)	680	710,073
2.95%, 09/01/26 (Call 06/01/26)	931	998,637
3.75%, 06/15/50 (Call 12/15/49)(a)	658	690,190
4.00%, 07/15/22 (Call 05/15/22)	1,077	1,122,672
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	32	37,517
Entergy Louisiana LLC 1.60%, 12/15/30 (Call 09/15/30)	340	330,217
2.40%, 10/01/26 (Call 07/01/26)	369	391,848
2.90%, 03/15/51 (Call 09/15/50)	430	422,751
3.05%, 06/01/31 (Call 03/01/31)(a)	450	489,918
3.12%, 09/01/27 (Call 06/01/27)	165	182,108
3.25%, 04/01/28 (Call 01/01/28)	239	261,955
4.00%, 03/15/33 (Call 12/15/32)	463	549,400
4.05%, 09/01/23 (Call 06/01/23)	125	135,112
4.20%, 09/01/48 (Call 03/01/48)	641	767,198
4.20%, 04/01/50 (Call 10/01/49)	505	604,500
4.95%, 01/15/45 (Call 01/15/25)	255	279,324
5.40%, 11/01/24	117	136,886
Entergy Mississippi LLC 2.85%, 06/01/28 (Call 03/01/28)(a)	280	301,730
3.10%, 07/01/23 (Call 04/01/23)(a)	287	302,564
3.85%, 06/01/49 (Call 12/01/48)	282	316,395
Entergy Texas Inc. 1.75%, 03/15/31 (Call 12/15/30)(a)	120	116,896
3.55%, 09/30/49 (Call 03/30/49)	445	469,679
4.00%, 03/30/29 (Call 12/30/28)	535	610,341
4.50%, 03/30/39 (Call 09/30/38)	96	113,459
5.15%, 06/01/45 (Call 06/01/25)	105	114,134
Evergy Inc. 2.45%, 09/15/24 (Call 08/15/24)	938	989,151
2.90%, 09/15/29 (Call 06/15/29)(a)	130	137,856

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.29%, 06/15/22 (Call 03/15/22)(a)(e)	$280	$293,576
Evergy Kansas Central Inc. 3.10%, 04/01/27 (Call 01/01/27)	160	173,194
3.25%, 12/01/25 (Call 09/01/25)	290	315,266
3.25%, 09/01/49 (Call 03/01/49)	40	40,969
3.45%, 04/15/50 (Call 10/15/49)	132	141,463
4.10%, 04/01/43 (Call 10/01/42)	650	746,904
4.13%, 03/01/42 (Call 09/01/41)	395	453,356
4.25%, 12/01/45 (Call 06/01/45)	111	129,654
4.63%, 09/01/43 (Call 03/01/43)	25	30,206
Evergy Metro Inc. 3.15%, 03/15/23 (Call 12/15/22)	250	262,280
3.65%, 08/15/25 (Call 05/15/25)	100	110,757
4.20%, 06/15/47 (Call 12/15/46)	383	450,631
4.20%, 03/15/48 (Call 09/15/47)(a)	415	491,155
5.30%, 10/01/41 (Call 04/01/41)	439	568,662
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	502	591,983
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	585	600,645
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	615	642,411
3.45%, 01/15/50 (Call 07/15/49)(a)	580	616,449
Series H, 3.15%, 01/15/25 (Call 10/15/24)	26	27,935
Series K, 2.75%, 03/15/22 (Call 02/15/22)	110	112,510
Series L, 2.90%, 10/01/24 (Call 08/01/24)	36	38,614
Series M, 3.30%, 01/15/28 (Call 10/15/27)	745	821,231
Series N, 3.80%, 12/01/23 (Call 11/01/23)	449	486,331
Series O, 4.25%, 04/01/29 (Call 01/01/29)	334	390,369
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	300	295,621
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	435	419,703
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	110	121,294
3.50%, 06/01/22 (Call 05/01/22)	14	14,507
3.95%, 06/15/25 (Call 03/15/25)	825	915,721
4.05%, 04/15/30 (Call 01/15/30)	172	196,964
4.45%, 04/15/46 (Call 10/15/45)	675	793,494
4.70%, 04/15/50 (Call 10/15/49)	570	710,096
4.95%, 06/15/35 (Call 12/15/34)	60	73,691
5.10%, 06/15/45 (Call 12/15/44)(a)	336	426,044
5.63%, 06/15/35	525	691,078
7.60%, 04/01/32(a)	400	574,856
Exelon Generation Co. LLC 3.25%, 06/01/25 (Call 05/01/25)	376	403,510
3.40%, 03/15/22 (Call 02/15/22)	120	123,348
4.25%, 06/15/22 (Call 03/15/22)	526	544,655
5.60%, 06/15/42 (Call 12/15/41)	698	782,354
5.75%, 10/01/41 (Call 04/01/41)(a)	480	545,290
6.25%, 10/01/39	101	120,347
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	265	276,025
2.85%, 04/01/25 (Call 03/01/25)	937	1,006,041
3.13%, 12/01/25 (Call 06/01/25)	1,137	1,237,793
3.15%, 10/01/49 (Call 04/01/49)	593	622,651
3.25%, 06/01/24 (Call 12/01/23)	60	64,418
3.70%, 12/01/47 (Call 06/01/47)	535	610,718
3.80%, 12/15/42 (Call 06/15/42)	197	228,143
3.95%, 03/01/48 (Call 09/01/47)	565	669,691
3.99%, 03/01/49 (Call 09/01/48)(a)	915	1,101,115
4.05%, 06/01/42 (Call 12/01/41)	75	88,925
4.05%, 10/01/44 (Call 04/01/44)	450	530,939
4.13%, 02/01/42 (Call 08/01/41)	120	144,677

Security	Par (000)	Value

Electric (continued)
4.13%, 06/01/48 (Call 12/01/47)	$54	$65,651
4.95%, 06/01/35	130	171,181
5.13%, 06/01/41 (Call 12/01/40)(a)	235	309,815
5.25%, 02/01/41 (Call 08/01/40)	650	884,041
5.63%, 04/01/34(a)	82	112,206
5.65%, 02/01/37	525	713,003
5.69%, 03/01/40(a)	415	585,328
5.95%, 10/01/33	250	351,816
5.95%, 02/01/38	450	643,079
5.96%, 04/01/39	305	435,098
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,470	1,591,449
Georgia Power Co. 4.30%, 03/15/42(a)	968	1,137,401
4.30%, 03/15/43	100	118,036
5.40%, 06/01/40	69	88,265
Series 10-C, 4.75%, 09/01/40	460	563,491
Series A, 2.10%, 07/30/23	615	639,465
Series A, 2.20%, 09/15/24 (Call 08/15/24)	705	738,890
Series B, 2.65%, 09/15/29 (Call 06/15/29)	308	323,042
Series B, 3.70%, 01/30/50 (Call 07/30/49)(a)	32	34,081
Great River Energy, 6.25%, 07/01/38(b)	78	96,306
Iberdrola International BV 5.81%, 03/15/25(a)	100	117,660
6.75%, 07/15/36(a)	430	643,224
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)(a)	205	243,887
Indiana Michigan Power Co. 3.85%, 05/15/28 (Call 02/15/28)(a)	355	403,379
4.25%, 08/15/48 (Call 02/15/48)(a)	570	679,273
6.05%, 03/15/37	165	225,378
Series J, 3.20%, 03/15/23 (Call 12/15/22)	241	252,596
Series K, 4.55%, 03/15/46 (Call 09/15/45)	310	381,954
Series L, 3.75%, 07/01/47 (Call 01/01/47)	332	364,004
Indianapolis Power & Light Co. 4.05%, 05/01/46 (Call 11/01/45)(b)	60	68,028
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	255	304,750
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(b)	1,000	1,004,250
Interstate Power & Light Co. 3.25%, 12/01/24 (Call 09/01/24)	1,238	1,345,889
3.40%, 08/15/25 (Call 05/15/25)	300	326,323
3.50%, 09/30/49 (Call 03/30/49)	330	349,596
3.60%, 04/01/29 (Call 01/01/29)	165	185,950
3.70%, 09/15/46 (Call 03/15/46)	405	438,957
4.10%, 09/26/28 (Call 06/26/28)(a)	530	614,127
4.70%, 10/15/43 (Call 04/15/43)	245	295,027
6.25%, 07/15/39	86	121,461
IPALCO Enterprises Inc. 3.70%, 09/01/24 (Call 07/01/24)	50	54,298
4.25%, 05/01/30 (Call 02/01/30)(b)	575	647,029
Israel Electric Corp. Ltd. 4.25%, 08/14/28(b)	1,200	1,350,000
6.88%, 06/21/23(a)(b)	218	246,328
7.75%, 12/15/27(a)(b)	100	131,500
Series 6, 5.00%, 11/12/24(b)	1,000	1,125,000
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)	856	887,685
2.95%, 05/14/30 (Call 02/14/30)(b)	695	733,331
3.25%, 06/30/26 (Call 03/30/26)	450	492,914
3.35%, 11/15/27 (Call 08/15/27)	613	676,062

42	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 06/15/24 (Call 03/15/24)	$155	$168,129
4.05%, 07/01/23 (Call 04/01/23)	153	164,002
5.30%, 07/01/43 (Call 01/01/43)	320	406,090
Jersey Central Power & Light Co. 4.30%, 01/15/26 (Call 10/15/25)(a)(b)	850	939,888
4.70%, 04/01/24 (Call 01/01/24)(b)	350	382,448
Kallpa Generacion SA, 4.13%, 08/16/27
(Call 05/16/27)(a)(b)	290	313,881
Kentucky Utilities Co. 3.30%, 10/01/25 (Call 07/01/25)(a)	350	382,027
3.30%, 06/01/50 (Call 12/01/49)	75	76,183
4.38%, 10/01/45 (Call 04/01/45)	588	706,277
5.13%, 11/01/40 (Call 05/01/40)	28	36,003
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	336	410,048
Korea East-West Power Co. Ltd. 1.75%, 05/06/25(b)	205	210,484
3.88%, 07/19/23(a)(b)	375	404,672
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(a)(b)	325	337,496
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	260	254,225
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	365	435,827
Louisville Gas & Electric Co. 4.25%, 04/01/49 (Call 10/01/48)	447	525,174
4.38%, 10/01/45 (Call 04/01/45)	252	292,961
4.65%, 11/15/43 (Call 05/15/43)(a)	105	129,117
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	518	566,489
Louisville Gas and Electric Co., 5.13%, 11/15/40
(Call 05/15/40)(a)	95	118,883
Massachusetts Electric Co. 4.00%, 08/15/46 (Call 02/15/46)(a)(b)	100	113,819
5.90%, 11/15/39(a)(b)	100	140,626
Metropolitan Edison Co. 4.00%, 04/15/25(a)(b)	150	160,438
4.30%, 01/15/29 (Call 10/15/28)(b)	195	218,814
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)(a)	173	190,847
3.15%, 04/15/50 (Call 10/15/49)(a)	505	526,901
3.50%, 10/15/24 (Call 07/15/24)	465	510,349
3.65%, 04/15/29 (Call 01/15/29)	1,127	1,295,120
3.65%, 08/01/48 (Call 02/01/48)	37	41,248
3.70%, 09/15/23 (Call 06/15/23)	737	791,409
3.95%, 08/01/47 (Call 02/01/47)	565	658,606
4.25%, 05/01/46 (Call 11/01/45)	416	496,785
4.25%, 07/15/49 (Call 01/15/49)	710	873,350
4.40%, 10/15/44 (Call 04/15/44)	453	552,196
4.80%, 09/15/43 (Call 03/15/43)	465	597,956
5.75%, 11/01/35	80	112,871
5.80%, 10/15/36	285	397,455
6.75%, 12/30/31	175	251,255
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	495	543,537
Minejesa Capital BV, 4.63%, 08/10/30(b)	364	383,110
Mississippi Power Co. 3.95%, 03/30/28 (Call 12/30/27)	371	423,243
Series 12-A, 4.25%, 03/15/42(a)	643	735,550
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(b)	420	533,855
Narragansett Electric Co. (The) 3.40%, 04/09/30 (Call 01/09/30)(a)(b)	924	1,022,027

Security	Par (000)	Value

Electric (continued)
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	$175	$197,806
4.17%, 12/10/42(b)	395	445,847
5.64%, 03/15/40(b)	246	323,959
National Grid USA 5.80%, 04/01/35(a)	335	432,984
8.00%, 11/15/30	50	70,032
National Rural Utilities Cooperative Finance Corp. 0.35%, 02/08/24	150	149,758
1.35%, 03/15/31 (Call 12/15/30)(a)	345	325,534
2.40%, 04/25/22 (Call 03/25/22)	293	299,512
2.40%, 03/15/30 (Call 12/15/29)	140	145,409
2.85%, 01/27/25 (Call 10/27/24)	100	106,955
2.95%, 02/07/24 (Call 12/07/23)	110	117,264
3.05%, 04/25/27 (Call 01/25/27)(a)	105	115,637
3.25%, 11/01/25 (Call 08/01/25)	623	680,953
3.40%, 02/07/28 (Call 11/07/27)	815	908,554
3.70%, 03/15/29 (Call 12/15/28)	257	290,653
3.90%, 11/01/28 (Call 08/01/28)	274	313,318
4.02%, 11/01/32 (Call 05/01/32)(a)	623	743,440
4.30%, 03/15/49 (Call 09/15/48)	148	182,316
4.40%, 11/01/48 (Call 05/01/48)	75	93,950
4.75%, 04/30/43 (Call 04/30/23)(c)	796	828,397
5.25%, 04/20/46 (Call 04/20/26)(a)(c)	160	174,000
Series C, 8.00%, 03/01/32	350	540,474
Nevada Power Co. 5.38%, 09/15/40 (Call 03/15/40)	252	322,996
5.45%, 05/15/41 (Call 11/15/40)(a)	125	163,696
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	720	817,667
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	818	847,478
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	300	303,467
Series N, 6.65%, 04/01/36	60	87,161
Series R, 6.75%, 07/01/37	185	267,716
New England Power Co. 2.81%, 10/06/50 (Call 04/06/50)(a)(b)	160	148,023
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	735	799,471
New York State Electric & Gas Corp. 3.25%, 12/01/26 (Call 09/01/26)(a)(b)	47	51,633
3.30%, 09/15/49 (Call 03/15/49)(a)(b)	387	394,417
NextEra Energy Capital Holdings Inc. 1.95%, 09/01/22	28	28,698
2.25%, 06/01/30 (Call 03/01/30)(a)	2,005	2,024,105
2.75%, 05/01/25 (Call 04/01/25)	43	45,875
2.75%, 11/01/29 (Call 08/01/29)	735	770,563
2.80%, 01/15/23 (Call 12/15/22)	941	981,186
2.90%, 04/01/22	755	776,028
3.15%, 04/01/24 (Call 03/01/24)	1,447	1,552,580
3.25%, 04/01/26 (Call 02/01/26)	217	238,058
3.50%, 04/01/29 (Call 01/01/29)	270	296,551
3.55%, 05/01/27 (Call 02/01/27)	73	81,919
3.63%, 06/15/23 (Call 03/15/23)	303	322,264
4.80%, 12/01/77 (Call 12/01/27)(c)	762	822,960
5.65%, 05/01/79 (Call 05/01/29)(c)	256	299,131
Niagara Mohawk Power Corp. 1.96%, 06/27/30 (Call 03/27/30)(a)(b)	256	255,938
2.72%, 11/28/22(a)(b)	152	157,834
3.03%, 06/27/50 (Call 12/27/49)(b)	55	53,452
3.51%, 10/01/24 (Call 07/01/24)(b)	260	283,531
4.12%, 11/28/42(a)(b)	80	91,542
4.28%, 12/15/28 (Call 09/15/28)(b)	603	701,072
4.28%, 10/01/34 (Call 04/01/34)(b)	176	210,966

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	$80	$81,262
2.60%, 05/15/23 (Call 11/15/22)	33	34,284
2.60%, 06/01/51 (Call 12/01/50)	565	529,606
2.90%, 03/01/50 (Call 09/01/49)(a)	614	615,450
3.40%, 08/15/42 (Call 02/15/42)	200	218,545
3.60%, 05/15/46 (Call 11/15/45)	440	489,404
3.60%, 09/15/47 (Call 03/15/47)(a)	324	363,020
4.00%, 08/15/45 (Call 02/15/45)	350	416,266
4.13%, 05/15/44 (Call 11/15/43)	400	481,898
4.85%, 08/15/40 (Call 02/15/40)(a)	126	157,627
5.35%, 11/01/39(a)	378	509,656
6.20%, 07/01/37	354	511,374
6.25%, 06/01/36(a)	170	246,594
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	370	423,524
NRG Energy Inc. 2.00%, 12/02/25 (Call 11/02/25)(b)	465	468,895
2.45%, 12/02/27 (Call 10/02/27)(b)	730	737,772
3.75%, 06/15/24 (Call 05/15/24)(a)(b)	926	1,002,363
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	720	799,555
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)	294	301,986
3.20%, 05/15/27 (Call 02/15/27)	711	787,732
3.25%, 11/15/25 (Call 08/15/25)(a)	327	358,079
3.25%, 05/15/29 (Call 02/15/29)(a)	330	363,947
3.95%, 04/01/30 (Call 01/01/30)	75	87,779
5.50%, 03/15/40(a)	430	586,544
Oglethorpe Power Corp. 4.20%, 12/01/42	330	345,813
4.25%, 04/01/46 (Call 10/01/45)(a)	130	132,197
4.55%, 06/01/44(a)	325	352,868
5.05%, 10/01/48 (Call 04/01/48)(a)	319	385,848
5.25%, 09/01/50	565	669,595
5.38%, 11/01/40	100	119,794
5.95%, 11/01/39	405	516,198
Ohio Edison Co., 6.88%, 07/15/36	275	368,201
Ohio Power Co. 4.00%, 06/01/49 (Call 12/01/48)	60	69,486
4.15%, 04/01/48 (Call 10/01/47)	243	287,651
Series D, 6.60%, 03/01/33	145	198,655
Series F, 5.85%, 10/01/35	250	341,860
Series G, 6.60%, 02/15/33	400	551,984
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	165	159,922
Oklahoma Gas & Electric Co. 3.25%, 04/01/30 (Call 10/01/29)(a)	360	397,588
3.30%, 03/15/30 (Call 09/15/29)(a)	650	716,889
3.80%, 08/15/28 (Call 02/15/28)(a)	760	859,539
3.85%, 08/15/47 (Call 02/15/47)(a)	245	274,513
4.00%, 12/15/44 (Call 06/15/44)	225	251,769
4.15%, 04/01/47 (Call 10/01/46)	390	450,664
4.55%, 03/15/44 (Call 09/15/43)	25	30,120
5.85%, 06/01/40	45	61,861
Oklahoma Gas and Electric Co. 3.90%, 05/01/43 (Call 11/01/42)	35	38,380
5.25%, 05/15/41 (Call 11/15/40)	60	77,416
Oncor Electric Delivery Co. LLC 0.55%, 10/01/25 (Call 09/01/25)(b)	22	21,596
2.75%, 06/01/24 (Call 05/01/24)	654	698,447
2.75%, 05/15/30 (Call 02/15/30)(a)	280	299,936
2.95%, 04/01/25 (Call 01/01/25)(a)	438	472,970

Security	Par (000)	Value

Electric (continued)
3.10%, 09/15/49 (Call 03/15/49)(a)	$695	$713,368
3.70%, 05/15/50 (Call 11/15/49)	250	283,928
3.75%, 04/01/45 (Call 10/01/44)	458	516,897
3.80%, 09/30/47 (Call 03/30/47)	525	597,533
3.80%, 06/01/49 (Call 12/01/48)	485	557,720
4.10%, 06/01/22 (Call 03/01/22)	279	289,054
4.10%, 11/15/48 (Call 05/15/48)(a)	458	548,567
4.55%, 12/01/41 (Call 06/01/41)(a)	390	484,581
5.25%, 09/30/40(a)	170	228,356
5.30%, 06/01/42 (Call 12/01/41)(a)	420	571,228
5.35%, 10/01/52 (Call 04/01/52)(b)	35	49,878
7.00%, 09/01/22	797	873,285
7.00%, 05/01/32(a)	115	168,869
7.25%, 01/15/33	25	37,844
7.50%, 09/01/38	81	128,177
Pacific Gas & Electric Co. 1.75%, 06/16/22 (Call 06/16/21)	1,100	1,102,947
2.10%, 08/01/27 (Call 06/01/27)	805	800,390
2.50%, 02/01/31 (Call 11/01/30)	1,912	1,859,183
2.95%, 03/01/26 (Call 12/01/25)	110	115,341
3.15%, 01/01/26	360	382,435
3.25%, 06/15/23 (Call 03/15/23)	995	1,034,900
3.30%, 03/15/27 (Call 12/15/26)	765	814,482
3.30%, 12/01/27 (Call 09/01/27)	715	756,267
3.30%, 08/01/40 (Call 02/01/40)	2,504	2,376,160
3.40%, 08/15/24 (Call 05/15/24)	630	671,983
3.45%, 07/01/25	1,097	1,178,643
3.50%, 06/15/25 (Call 03/15/25)	544	583,303
3.50%, 08/01/50 (Call 02/01/50)	1,122	1,013,648
3.75%, 02/15/24 (Call 11/15/23)	455	485,314
3.75%, 07/01/28	167	180,551
3.75%, 08/15/42 (Call 02/15/42)	99	94,703
3.85%, 11/15/23 (Call 08/15/23)	395	419,641
3.95%, 12/01/47 (Call 06/01/47)	430	416,651
4.00%, 12/01/46 (Call 06/01/46)	495	481,111
4.25%, 08/01/23 (Call 07/01/23)	1,062	1,137,762
4.25%, 03/15/46 (Call 09/15/45)	340	341,423
4.30%, 03/15/45 (Call 09/15/44)	330	336,214
4.45%, 04/15/42 (Call 10/15/41)	135	140,080
4.50%, 07/01/40 (Call 01/01/40)	907	969,537
4.55%, 07/01/30 (Call 01/01/30)	2,427	2,707,316
4.60%, 06/15/43 (Call 12/15/42)	115	120,421
4.75%, 02/15/44 (Call 08/15/43)	15	15,969
4.95%, 07/01/50 (Call 01/01/50)	2,031	2,200,535
Pacific Gas and Electric Co., 4.65%, 08/01/28
(Call 05/01/28)(a)	300	335,306
PacifiCorp 2.70%, 09/15/30 (Call 06/15/30)	295	312,559
2.95%, 06/01/23 (Call 03/01/23)	315	331,150
3.30%, 03/15/51 (Call 09/15/50)(a)	362	374,503
3.35%, 07/01/25 (Call 04/01/25)	120	131,087
3.50%, 06/15/29 (Call 03/15/29)	160	179,761
3.60%, 04/01/24 (Call 01/01/24)	332	360,173
4.10%, 02/01/42 (Call 08/01/41)(a)	415	475,724
4.13%, 01/15/49 (Call 07/15/48)	460	538,099
4.15%, 02/15/50 (Call 08/15/49)(a)	596	706,174
5.25%, 06/15/35	50	66,436
5.75%, 04/01/37(a)	552	747,894
6.00%, 01/15/39(a)	541	756,132
6.10%, 08/01/36	149	208,843

44	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.25%, 10/15/37	$566	$793,756
6.35%, 07/15/38	119	170,955
7.70%, 11/15/31	25	37,257
PECO Energy Co. 2.80%, 06/15/50 (Call 12/15/49)	120	116,292
3.00%, 09/15/49 (Call 03/15/49)	425	430,434
3.15%, 10/15/25 (Call 07/15/25)	285	311,267
3.70%, 09/15/47 (Call 03/15/47)	430	491,825
3.90%, 03/01/48 (Call 09/01/47)	410	475,061
4.15%, 10/01/44 (Call 04/01/44)	115	137,112
4.80%, 10/15/43 (Call 04/15/43)	405	507,697
5.95%, 10/01/36	100	140,254
Pennsylvania Electric Co. 3.25%, 03/15/28 (Call 12/15/27)(b)	125	129,911
3.60%, 06/01/29 (Call 03/01/29)(b)	125	132,696
6.15%, 10/01/38(a)	125	154,589
Perusahaan Listrik Negara PT 4.00%, 06/30/50 (Call 12/30/49)(a)(b)	1,100	1,035,375
4.13%, 05/15/27(b)	1,240	1,345,400
5.45%, 05/21/28(b)	605	704,069
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.00%, 06/30/30 (Call 03/30/30)(b)	1,025	1,013,725
4.38%, 02/05/50(b)	625	617,187
4.88%, 07/17/49(a)(b)	691	725,550
5.25%, 10/24/42(a)(b)	200	217,440
6.15%, 05/21/48(b)	935	1,145,375
6.25%, 01/25/49(a)(b)	299	371,507
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	310	311,499
Potomac Electric Power Co. 3.60%, 03/15/24 (Call 12/15/23)	190	205,093
4.15%, 03/15/43 (Call 09/15/42)	428	508,550
6.50%, 11/15/37(a)	333	482,062
7.90%, 12/15/38(a)	35	56,327
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)(a)	806	874,093
3.40%, 06/01/23 (Call 03/01/23)	637	673,913
3.50%, 12/01/22 (Call 09/01/22)	97	101,372
3.95%, 03/15/24 (Call 12/15/23)	125	135,799
4.00%, 09/15/47 (Call 03/15/47)(a)	246	267,540
4.13%, 04/15/30 (Call 01/15/30)(a)	345	398,865
4.20%, 06/15/22 (Call 03/15/22)	756	785,861
4.70%, 06/01/43 (Call 12/01/42)	430	507,186
5.00%, 03/15/44 (Call 09/15/43)(a)	458	562,197
PPL Electric Utilities Corp. 3.00%, 10/01/49 (Call 04/01/49)	149	146,686
3.95%, 06/01/47 (Call 12/01/46)	575	666,436
4.13%, 06/15/44 (Call 12/15/43)	155	182,156
4.15%, 10/01/45 (Call 04/01/45)	436	507,230
4.15%, 06/15/48 (Call 12/15/47)	484	576,880
4.75%, 07/15/43 (Call 01/15/43)	100	126,085
5.20%, 07/15/41 (Call 01/15/41)	10	12,717
Progress Energy Inc. 6.00%, 12/01/39	605	819,623
7.00%, 10/30/31	385	533,444
7.75%, 03/01/31	589	849,235
PSEG Power LLC 3.85%, 06/01/23 (Call 05/01/23)	76	81,470
4.30%, 11/15/23 (Call 08/15/23)	230	249,861

Security	Par (000)	Value

Electric (continued)
8.63%, 04/15/31(a)	$495	$752,830
Public Service Co. of Colorado 2.25%, 09/15/22 (Call 03/15/22)	743	758,551
2.90%, 05/15/25 (Call 11/15/24)	573	610,286
3.55%, 06/15/46 (Call 12/15/45)	260	276,868
3.60%, 09/15/42 (Call 03/15/42)(a)	365	406,546
3.70%, 06/15/28 (Call 12/15/27)	130	146,857
3.80%, 06/15/47 (Call 12/15/46)	65	74,274
3.95%, 03/15/43 (Call 09/15/42)	145	164,599
4.05%, 09/15/49 (Call 03/15/49)	385	457,568
4.10%, 06/15/48 (Call 12/15/47)	425	508,929
4.30%, 03/15/44 (Call 09/15/43)	326	394,528
4.75%, 08/15/41 (Call 02/15/41)	130	161,293
6.50%, 08/01/38	20	29,954
Series 17, 6.25%, 09/01/37	119	171,064
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	450	471,759
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	631	633,261
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	475	462,566
Public Service Co. of New Hampshire 3.50%, 11/01/23 (Call 08/01/23)	450	485,185
3.60%, 07/01/49 (Call 01/01/49)	330	368,498
Public Service Co. of New Mexico, 3.85%, 08/01/25
(Call 05/01/25)	200	217,481
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37(a)	195	272,032
Public Service Electric & Gas Co. 2.05%, 08/01/50 (Call 02/01/50)(a)	615	515,591
2.25%, 09/15/26 (Call 06/15/26)	535	566,749
2.38%, 05/15/23 (Call 02/15/23)	115	119,637
2.45%, 01/15/30 (Call 10/15/29)(a)	200	210,344
2.70%, 05/01/50 (Call 11/01/49)	175	167,330
3.00%, 05/15/25 (Call 02/15/25)	220	237,344
3.00%, 05/15/27 (Call 02/15/27)	75	81,931
3.05%, 11/15/24 (Call 08/15/24)(a)	90	97,059
3.15%, 01/01/50 (Call 07/01/49)(a)	345	358,655
3.20%, 05/15/29 (Call 02/15/29)	60	66,240
3.20%, 08/01/49 (Call 02/01/49)	302	316,917
3.25%, 09/01/23 (Call 08/01/23)	775	826,950
3.60%, 12/01/47 (Call 06/01/47)	470	523,268
3.65%, 09/01/28 (Call 06/01/28)	557	629,785
3.65%, 09/01/42 (Call 03/01/42)	50	56,107
3.80%, 03/01/46 (Call 09/01/45)	150	172,174
3.85%, 05/01/49 (Call 11/01/48)	520	606,714
3.95%, 05/01/42 (Call 11/01/41)(a)	185	215,026
4.05%, 05/01/48 (Call 11/01/47)	245	292,344
4.15%, 11/01/45 (Call 05/01/45)(a)	300	354,116
5.38%, 11/01/39	260	350,276
5.50%, 03/01/40(a)	430	584,351
5.80%, 05/01/37	235	324,630
Series I, 4.00%, 06/01/44 (Call 12/01/43)(a)	330	377,521
Series K, 4.05%, 05/01/45 (Call 11/01/44)(a)	75	85,889
Public Service Enterprise Group Inc. 1.60%, 08/15/30 (Call 05/15/30)	935	881,791
2.65%, 11/15/22 (Call 10/15/22)	236	244,578
2.88%, 06/15/24 (Call 05/15/24)	580	619,631
Puget Energy Inc. 3.65%, 05/15/25 (Call 02/15/25)	530	577,906
4.10%, 06/15/30 (Call 03/15/30)	585	653,267
5.63%, 07/15/22 (Call 04/15/22)	563	594,546

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Puget Sound Energy Inc. 3.25%, 09/15/49 (Call 03/15/49)	$545	$557,300
4.22%, 06/15/48 (Call 12/15/47)(a)	500	601,676
4.30%, 05/20/45 (Call 11/20/44)	145	174,266
4.43%, 11/15/41 (Call 05/15/41)(a)	304	362,197
5.48%, 06/01/35(a)	25	32,534
5.64%, 04/15/41 (Call 10/15/40)(a)	135	183,160
5.76%, 10/01/39	130	177,225
5.80%, 03/15/40	320	439,301
7.02%, 12/01/27(a)	25	32,680
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(b)	131	143,681
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)	300	318,971
3.95%, 11/15/41	432	486,160
4.15%, 05/15/48 (Call 11/15/47)	169	199,671
4.30%, 04/01/42 (Call 10/01/41)	266	312,051
4.50%, 08/15/40	125	150,866
5.35%, 05/15/40	170	222,179
6.00%, 06/01/39	220	307,287
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	830	889,062
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	592	663,855
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	170	199,796
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	137	143,097
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	235	227,487
Saudi Electricity Global Sukuk Co. 3 4.00%, 04/08/24(b)	342	369,976
5.50%, 04/08/44(a)(b)	1,425	1,820,848
Sempra Energy 2.88%, 10/01/22 (Call 07/01/22)	38	39,206
2.90%, 02/01/23 (Call 01/01/23)	164	171,297
3.25%, 06/15/27 (Call 03/15/27)	577	634,877
3.40%, 02/01/28 (Call 11/01/27)	917	1,010,300
3.55%, 06/15/24 (Call 03/15/24)	643	697,868
3.75%, 11/15/25 (Call 08/15/25)	747	830,008
3.80%, 02/01/38 (Call 08/01/37)	760	840,080
4.00%, 02/01/48 (Call 08/01/47)	604	667,584
4.05%, 12/01/23 (Call 09/01/23)	90	97,781
6.00%, 10/15/39	624	839,697
Sierra Pacific Power Co. 2.60%, 05/01/26 (Call 02/01/26)	237	252,884
Series P, 6.75%, 07/01/37	90	131,466
Series T, 3.38%, 08/15/23 (Call 05/15/23)	185	196,928
Southern California Edison Co. 1.20%, 02/01/26 (Call 01/01/26)(a)	715	714,137
2.25%, 06/01/30 (Call 03/01/30)	360	361,541
2.85%, 08/01/29 (Call 05/01/29)	291	306,818
3.65%, 02/01/50 (Call 08/01/49)	1,182	1,214,481
3.90%, 12/01/41 (Call 06/01/41)	70	72,314
4.00%, 04/01/47 (Call 10/01/46)	294	318,176
4.05%, 03/15/42 (Call 09/15/41)	35	37,585
4.50%, 09/01/40 (Call 03/01/40)	50	57,124
4.65%, 10/01/43 (Call 04/01/43)	659	773,969
5.50%, 03/15/40	290	367,240
5.63%, 02/01/36	350	452,999
6.00%, 01/15/34	357	478,932
6.05%, 03/15/39	585	781,372
6.65%, 04/01/29	440	541,080
Series 04-G, 5.75%, 04/01/35	185	246,307
Series 05-B, 5.55%, 01/15/36	250	317,652

Security	Par (000)	Value

Electric (continued)
Series 05-E, 5.35%, 07/15/35	$397	$505,762
Series 06-E, 5.55%, 01/15/37	495	611,311
Series 08-A, 5.95%, 02/01/38	515	675,548
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	510	539,831
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	475	435,163
Series A, 4.20%, 03/01/29 (Call 12/01/28)	605	695,208
Series B, 3.65%, 03/01/28 (Call 12/01/27)(a)	235	260,066
Series B, 4.88%, 03/01/49 (Call 09/01/48)	513	628,104
Series C, 3.50%, 10/01/23 (Call 07/01/23)	360	385,332
Series C, 3.60%, 02/01/45 (Call 08/01/44)	525	532,644
Series C, 4.13%, 03/01/48 (Call 09/01/47)	551	605,830
Series D, 3.40%, 06/01/23 (Call 05/01/23)	306	323,680
Series E, 3.70%, 08/01/25 (Call 06/01/25)	459	504,957
Southern Co. (The) 2.95%, 07/01/23 (Call 05/01/23)	1,307	1,376,125
3.25%, 07/01/26 (Call 04/01/26)	1,822	1,981,885
4.25%, 07/01/36 (Call 01/01/36)	700	810,026
4.40%, 07/01/46 (Call 01/01/46)	1,620	1,863,849
Series A, 3.70%, 04/30/30 (Call 01/30/30)	31	34,479
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	560	584,693
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	1,046	1,080,546
Southern Power Co. 4.15%, 12/01/25 (Call 09/01/25)	834	940,542
5.15%, 09/15/41	328	393,548
5.25%, 07/15/43(a)	286	337,967
Series F, 4.95%, 12/15/46 (Call 06/15/46)(a)	491	567,396
Southwestern Electric Power Co. 6.20%, 03/15/40	275	377,540
Series J, 3.90%, 04/01/45 (Call 10/01/44)	574	625,908
Series K, 2.75%, 10/01/26 (Call 07/01/26)	199	212,051
Series L, 3.85%, 02/01/48 (Call 08/01/47)	419	450,096
Series M, 4.10%, 09/15/28 (Call 06/15/28)	415	471,809
Southwestern Public Service Co. 3.30%, 06/15/24 (Call 12/15/23)(a)	25	26,808
3.70%, 08/15/47 (Call 02/15/47)	430	472,844
3.75%, 06/15/49 (Call 12/15/48)(a)	350	394,530
6.00%, 10/01/36(a)	225	298,696
Series 6, 4.40%, 11/15/48 (Call 05/15/48)(a)	340	415,369
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	30	30,520
SP Group Treasury Pte Ltd., 3.38%, 02/27/29
(Call 11/27/28)(b)	287	317,775
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	290	317,755
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	625	694,687
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(a)(b)	100	105,169
State Grid Overseas Investment 2014 Ltd. 4.13%, 05/07/24(b)	265	292,045
4.85%, 05/07/44(b)	400	501,148
State Grid Overseas Investment 2016 Ltd. 3.50%, 05/04/27(b)	1,810	2,003,561
3.75%, 05/02/23(a)(b)	1,385	1,474,797
4.00%, 05/04/47(a)(b)	500	574,224
4.25%, 05/02/28(b)	205	235,805
System Energy Resources Inc., 4.10%, 04/01/23
(Call 01/01/23)	40	42,532
Tampa Electric Co. 3.63%, 06/15/50 (Call 12/15/49)(a)	130	143,242
4.10%, 06/15/42 (Call 12/15/41)	90	102,516
4.20%, 05/15/45 (Call 11/15/44)	335	386,727

46	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 06/15/48 (Call 12/15/47)	$437	$523,890
4.35%, 05/15/44 (Call 11/15/43)	302	358,807
4.45%, 06/15/49 (Call 12/15/48)	158	194,495
Three Gorges Finance I Cayman Islands Ltd. 1.30%, 09/22/25 (Call 08/22/25)(b)	240	237,114
3.15%, 06/02/26(b)	1,040	1,109,168
Toledo Edison Co. (The), 6.15%, 05/15/37	394	521,569
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	60	64,981
Tri-State Generation & Transmission Association Inc. 4.25%, 06/01/46 (Call 12/01/45)	340	370,029
4.70%, 11/01/44 (Call 05/01/44)	200	232,718
6.00%, 06/15/40(b)	90	118,889
Tucson Electric Power Co. 1.50%, 08/01/30 (Call 05/01/30)	225	216,372
3.05%, 03/15/25 (Call 12/15/24)	55	59,173
4.00%, 06/15/50 (Call 12/15/49)(a)	100	113,815
4.85%, 12/01/48 (Call 06/01/48)	290	360,381
Union Electric Co. 2.63%, 03/15/51 (Call 09/15/50)	485	464,072
2.95%, 06/15/27 (Call 03/15/27)	240	260,945
3.25%, 10/01/49 (Call 04/01/49)	125	131,056
3.50%, 04/15/24 (Call 01/15/24)(a)	163	174,688
3.50%, 03/15/29 (Call 12/15/28)(a)	176	196,841
3.65%, 04/15/45 (Call 10/15/44)	290	323,783
3.90%, 09/15/42 (Call 03/15/42)	575	656,120
4.00%, 04/01/48 (Call 10/01/47)	533	624,982
5.30%, 08/01/37	15	19,508
8.45%, 03/15/39	30	51,139
Virginia Electric & Power Co. 2.45%, 12/15/50 (Call 06/15/50)	934	839,520
3.30%, 12/01/49 (Call 06/01/49)	562	589,022
3.45%, 02/15/24 (Call 11/15/23)(a)	129	138,812
4.00%, 01/15/43 (Call 07/15/42)	280	326,783
4.45%, 02/15/44 (Call 08/15/43)	535	656,097
4.60%, 12/01/48 (Call 06/01/48)(a)	630	801,319
6.35%, 11/30/37	437	633,036
8.88%, 11/15/38(a)	293	519,784
Series A, 2.88%, 07/15/29 (Call 04/15/29)	380	410,994
Series A, 3.10%, 05/15/25 (Call 02/15/25)	264	284,032
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,320	1,439,720
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,305	1,455,968
Series A, 3.80%, 04/01/28 (Call 01/01/28)	273	309,144
Series A, 6.00%, 05/15/37	580	807,975
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	905	989,010
Series B, 3.80%, 09/15/47 (Call 03/15/47)	537	614,557
Series B, 4.20%, 05/15/45 (Call 11/15/44)	80	95,170
Series B, 6.00%, 01/15/36	145	202,405
Series C, 2.75%, 03/15/23 (Call 12/15/22)	826	861,311
Series C, 4.00%, 11/15/46 (Call 05/15/46)(a)	228	263,717
Series D, 4.65%, 08/15/43 (Call 02/15/43)	300	375,236
Vistra Operations Co. LLC 3.55%, 07/15/24 (Call 06/15/24)(b)	245	263,456
3.70%, 01/30/27 (Call 11/30/26)(b)	625	677,241
4.30%, 07/15/29 (Call 04/15/29)(b)	678	755,245
WEC Energy Group Inc. 0.55%, 09/15/23	594	596,080
1.38%, 10/15/27 (Call 08/15/27)(a)	205	202,298
1.80%, 10/15/30 (Call 07/15/30)(a)	1,300	1,245,692
3.55%, 06/15/25 (Call 03/15/25)	531	582,308

Security	Par (000)	Value

Electric (continued)
Wisconsin Electric Power Co. 2.05%, 12/15/24 (Call 11/15/24)(a)	$240	$252,741
4.25%, 06/01/44 (Call 12/01/43)	115	132,315
4.30%, 12/15/45 (Call 06/15/45)(a)	50	58,820
4.30%, 10/15/48 (Call 04/15/48)	330	406,190
5.63%, 05/15/33	87	116,639
5.70%, 12/01/36	350	479,085
Wisconsin Power & Light Co. 3.00%, 07/01/29 (Call 04/01/29)(a)	537	586,910
3.05%, 10/15/27 (Call 07/15/27)	170	187,766
3.65%, 04/01/50 (Call 10/01/49)	100	111,824
4.10%, 10/15/44 (Call 04/15/44)	185	211,719
6.38%, 08/15/37	390	553,188
Wisconsin Public Service Corp. 3.30%, 09/01/49 (Call 03/01/49)	640	678,684
3.67%, 12/01/42	272	302,544
4.75%, 11/01/44 (Call 05/01/44)(a)	304	384,385
Xcel Energy Inc. 0.50%, 10/15/23 (Call 09/15/23)	320	320,582
2.60%, 12/01/29 (Call 06/01/29)	80	83,869
3.30%, 06/01/25 (Call 12/01/24)	823	891,805
3.35%, 12/01/26 (Call 06/01/26)	550	607,075
3.40%, 06/01/30 (Call 12/01/29)	165	181,004
3.50%, 12/01/49 (Call 06/01/49)	452	477,161
4.00%, 06/15/28 (Call 12/15/27)	297	337,767
4.80%, 09/15/41 (Call 03/15/41)	213	258,856
6.50%, 07/01/36	260	378,884

		462,784,801

Electrical Components & Equipment — 0.1%
Emerson Electric Co. 0.88%, 10/15/26 (Call 09/15/26)(a)	1,305	1,287,209
1.80%, 10/15/27 (Call 08/15/27)(a)	625	640,870
1.95%, 10/15/30 (Call 07/15/30)(a)	250	252,854
2.63%, 02/15/23 (Call 11/15/22)	10	10,377
2.75%, 10/15/50 (Call 04/15/50)(a)	635	613,407
3.15%, 06/01/25 (Call 03/01/25)(a)	90	97,879
6.00%, 08/15/32	480	640,889
6.13%, 04/15/39	75	103,353
Schneider Electric SE, 2.95%, 09/27/22(b)	40	41,547

		3,688,385

Electronics — 0.6%
Agilent Technologies Inc. 2.10%, 06/04/30 (Call 03/04/30)	413	415,014
2.75%, 09/15/29 (Call 06/15/29)(a)	613	645,757
3.05%, 09/22/26 (Call 06/22/26)	434	471,429
3.20%, 10/01/22 (Call 07/01/22)	611	633,242
3.88%, 07/15/23 (Call 04/15/23)	497	532,603
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	878	945,753
Allegion U.S. Holding Co. Inc. 3.20%, 10/01/24 (Call 08/01/24)	522	555,495
3.55%, 10/01/27 (Call 07/01/27)(a)	100	108,112
Amphenol Corp. 2.05%, 03/01/25 (Call 02/01/25)	286	297,379
2.80%, 02/15/30 (Call 11/15/29)	587	617,164
3.20%, 04/01/24 (Call 02/01/24)	644	688,942
4.35%, 06/01/29 (Call 03/01/29)	315	366,350
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)(a)	57	61,224
3.50%, 04/01/22 (Call 02/01/22)	310	318,265

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.88%, 01/12/28 (Call 10/12/27)(a)	$540	$600,305
4.00%, 04/01/25 (Call 01/01/25)(a)	290	315,173
4.50%, 03/01/23 (Call 12/01/22)(a)	85	90,673
Avnet Inc. 4.63%, 04/15/26 (Call 01/15/26)(a)	473	528,913
4.88%, 12/01/22	737	783,410
Flex Ltd. 3.75%, 02/01/26 (Call 01/01/26)	670	730,574
4.75%, 06/15/25 (Call 03/15/25)	368	415,036
4.88%, 06/15/29 (Call 03/15/29)	265	306,322
4.88%, 05/12/30 (Call 02/12/30)(a)	295	343,103
5.00%, 02/15/23	449	483,916
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)(a)	100	103,089
Fortive Corp. 3.15%, 06/15/26 (Call 03/15/26)	987	1,078,239
4.30%, 06/15/46 (Call 12/15/45)(a)	36	42,255
Honeywell International Inc. 1.35%, 06/01/25 (Call 05/01/25)	1,166	1,191,518
1.95%, 06/01/30 (Call 03/01/30)	290	293,466
2.15%, 08/08/22 (Call 07/08/22)	398	408,348
2.30%, 08/15/24 (Call 07/15/24)	873	927,098
2.50%, 11/01/26 (Call 08/01/26)	1,454	1,567,220
2.70%, 08/15/29 (Call 05/15/29)	958	1,028,062
2.80%, 06/01/50 (Call 12/01/49)(a)	557	556,226
3.35%, 12/01/23(a)	25	27,060
3.81%, 11/21/47 (Call 05/21/47)	557	651,568
5.38%, 03/01/41	115	155,653
5.70%, 03/15/36	100	136,471
5.70%, 03/15/37(a)	25	33,967
Hubbell Inc. 3.15%, 08/15/27 (Call 05/15/27)	25	26,532
3.50%, 02/15/28 (Call 11/15/27)	475	510,546
Jabil Inc. 3.00%, 01/15/31 (Call 10/15/30)(a)	655	669,218
3.60%, 01/15/30 (Call 10/15/29)	422	452,943
3.95%, 01/12/28 (Call 10/12/27)	540	608,648
4.70%, 09/15/22	266	282,293
Keysight Technologies Inc. 3.00%, 10/30/29 (Call 07/30/29)	150	160,608
4.55%, 10/30/24 (Call 07/30/24)	82	92,302
4.60%, 04/06/27 (Call 01/06/27)	277	324,794
Legrand France SA, 8.50%, 02/15/25	616	788,126
Roper Technologies Inc. 1.00%, 09/15/25 (Call 08/15/25)	120	119,226
1.40%, 09/15/27 (Call 07/15/27)	871	861,876
1.75%, 02/15/31 (Call 11/15/30)	864	827,759
2.00%, 06/30/30 (Call 03/30/30)(a)	645	634,828
2.35%, 09/15/24 (Call 08/15/24)	831	877,103
2.95%, 09/15/29 (Call 06/15/29)	843	898,711
3.13%, 11/15/22 (Call 08/15/22)	662	688,128
3.65%, 09/15/23 (Call 08/15/23)	739	797,012
3.80%, 12/15/26 (Call 09/15/26)(a)	1,064	1,204,323
3.85%, 12/15/25 (Call 09/15/25)	766	855,309
4.20%, 09/15/28 (Call 06/15/28)	830	957,949
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	205	220,313
4.75%, 12/01/24 (Call 09/01/24)	60	67,849
4.90%, 06/15/28 (Call 03/15/28)	640	754,520
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	290	320,811

Security	Par (000)	Value

Electronics (continued)
3.45%, 08/01/24 (Call 05/01/24)	$125	$135,659
3.70%, 02/15/26 (Call 11/15/25)	25	27,944
7.13%, 10/01/37	60	86,420

		33,706,144

Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(b)	200	204,997

Engineering & Construction — 0.1%
Mexico City Airport Trust 3.88%, 04/30/28 (Call 01/30/28)(b)	354	346,973
4.25%, 10/31/26 (Call 07/31/26)(b)	320	326,195
5.50%, 10/31/46 (Call 04/30/46)(b)	305	286,700
5.50%, 07/31/47 (Call 01/31/47)(b)	1,581	1,487,326
Sydney Airport Finance Co. Pty Ltd. 3.63%, 04/28/26 (Call 01/28/26)(a)(b)	215	234,222
3.90%, 03/22/23(b)	625	663,644
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	1,357	1,529,946

		4,875,006

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	320	327,182

Environmental Control — 0.3%
Republic Services Inc. 0.88%, 11/15/25 (Call 10/15/25)	621	613,480
1.45%, 02/15/31 (Call 11/15/30)	665	625,224
1.75%, 02/15/32 (Call 11/15/31)	956	915,761
2.30%, 03/01/30 (Call 12/01/29)	842	860,964
2.50%, 08/15/24 (Call 07/15/24)	558	591,423
2.90%, 07/01/26 (Call 04/01/26)	44	47,464
3.05%, 03/01/50 (Call 09/01/49)	675	680,845
3.20%, 03/15/25 (Call 12/15/24)	755	816,187
3.38%, 11/15/27 (Call 08/15/27)(a)	822	916,440
3.95%, 05/15/28 (Call 02/15/28)	738	843,783
4.75%, 05/15/23 (Call 02/15/23)	392	424,326
6.20%, 03/01/40	80	114,881
Waste Connections Inc. 2.60%, 02/01/30 (Call 11/01/29)(a)	75	78,570
3.05%, 04/01/50 (Call 10/01/49)	410	404,523
3.50%, 05/01/29 (Call 02/01/29)(a)	593	661,225
4.25%, 12/01/28 (Call 09/01/28)	701	814,825
Waste Management Inc. 0.75%, 11/15/25 (Call 10/15/25)	245	240,950
1.50%, 03/15/31 (Call 12/15/30)	610	576,773
2.40%, 05/15/23 (Call 03/15/23)	1,023	1,063,915
2.90%, 09/15/22 (Call 06/15/22)	845	872,837
3.13%, 03/01/25 (Call 12/01/24)	843	910,346
3.15%, 11/15/27 (Call 08/15/27)	982	1,085,012
3.50%, 05/15/24 (Call 02/15/24)	280	303,276
3.90%, 03/01/35 (Call 09/01/34)(a)	426	498,854
4.10%, 03/01/45 (Call 09/01/44)	842	984,324
4.15%, 07/15/49 (Call 01/15/49)	1,149	1,371,166

		17,317,374

Food — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	135	181,520
Campbell Soup Co. 2.38%, 04/24/30 (Call 01/24/30)(a)	290	292,924
2.50%, 08/02/22(a)	388	399,650
3.13%, 04/24/50 (Call 10/24/49)	189	181,080
3.30%, 03/19/25 (Call 12/19/24)	75	80,859

48	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.65%, 03/15/23 (Call 02/15/23)	$794	$843,293
3.95%, 03/15/25 (Call 01/15/25)	738	818,150
4.15%, 03/15/28 (Call 12/15/27)	640	735,487
4.80%, 03/15/48 (Call 09/15/47)	903	1,115,554
Conagra Brands Inc. 1.38%, 11/01/27 (Call 09/01/27)	410	401,343
3.20%, 01/25/23 (Call 10/25/22)	88	92,014
4.30%, 05/01/24 (Call 04/01/24)	1,095	1,214,017
4.60%, 11/01/25 (Call 09/01/25)	700	804,688
4.85%, 11/01/28 (Call 08/01/28)	1,248	1,489,762
5.30%, 11/01/38 (Call 05/01/38)	596	757,829
5.40%, 11/01/48 (Call 05/01/48)	992	1,309,354
7.00%, 10/01/28(a)	475	622,945
8.25%, 09/15/30	275	402,246
Danone SA 2.59%, 11/02/23 (Call 09/02/23)(a)(b)	1,257	1,319,138
2.95%, 11/02/26 (Call 08/02/26)(b)	1,310	1,415,099
3.00%, 06/15/22(b)	320	330,713
Flowers Foods Inc. 3.50%, 10/01/26 (Call 07/01/26)	26	28,329
4.38%, 04/01/22 (Call 01/01/22)	355	365,633
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	73	75,478
2.88%, 04/15/30 (Call 01/15/30)	925	979,947
3.00%, 02/01/51 (Call 08/01/50)(b)	1,221	1,182,986
3.20%, 02/10/27 (Call 11/10/26)	775	852,592
3.65%, 02/15/24 (Call 11/15/23)	312	340,157
3.70%, 10/17/23 (Call 09/17/23)	873	944,467
4.00%, 04/17/25 (Call 02/17/25)	445	496,073
4.20%, 04/17/28 (Call 01/17/28)	1,257	1,457,233
4.70%, 04/17/48 (Call 10/17/47)	25	32,981
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(a)(b)	855	886,275
Hershey Co. (The) 0.90%, 06/01/25 (Call 05/01/25)(a)	189	189,869
1.70%, 06/01/30 (Call 03/01/30)	570	564,746
2.05%, 11/15/24 (Call 10/15/24)	116	122,115
2.30%, 08/15/26 (Call 05/15/26)	855	906,299
2.45%, 11/15/29 (Call 08/15/29)	800	847,541
2.63%, 05/01/23 (Call 02/01/23)	40	41,702
2.65%, 06/01/50 (Call 12/01/49)	492	471,153
3.13%, 11/15/49 (Call 05/15/49)	601	629,963
3.38%, 05/15/23 (Call 04/15/23)	644	685,381
3.38%, 08/15/46 (Call 02/15/46)(a)	35	37,984
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)(a)	71	70,181
Ingredion Inc. 2.90%, 06/01/30 (Call 03/01/30)(a)	640	674,804
3.20%, 10/01/26 (Call 07/01/26)(a)	615	671,287
3.90%, 06/01/50 (Call 12/01/49)	269	294,577
6.63%, 04/15/37(a)	334	456,120
JM Smucker Co. (The) 2.38%, 03/15/30 (Call 12/15/29)	450	457,818
3.00%, 03/15/22	187	192,047
3.38%, 12/15/27 (Call 09/15/27)(a)	364	405,525
3.50%, 03/15/25	775	848,269
3.55%, 03/15/50 (Call 09/15/49)(a)	375	394,110
4.25%, 03/15/35	242	283,781
4.38%, 03/15/45	83	95,893
Kellogg Co. 2.10%, 06/01/30 (Call 03/01/30)	590	590,558
2.65%, 12/01/23	717	758,720

Security	Par (000)	Value

Food (continued)
3.25%, 04/01/26	$115	$127,151
3.40%, 11/15/27 (Call 08/15/27)	375	418,662
4.30%, 05/15/28 (Call 02/15/28)(a)	35	40,701
4.50%, 04/01/46(a)	263	319,445
Series B, 7.45%, 04/01/31	505	743,340
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	350	475,585
Kroger Co. (The) 1.70%, 01/15/31 (Call 10/15/30)	260	250,094
2.20%, 05/01/30 (Call 02/01/30)(a)	495	500,238
2.65%, 10/15/26 (Call 07/15/26)	723	773,739
2.80%, 08/01/22 (Call 07/01/22)	559	576,782
3.40%, 04/15/22 (Call 01/15/22)	682	700,187
3.50%, 02/01/26 (Call 11/01/25)(a)	691	761,417
3.70%, 08/01/27 (Call 05/01/27)(a)	828	937,306
3.85%, 08/01/23 (Call 05/01/23)	710	761,900
3.88%, 10/15/46 (Call 04/15/46)(a)	740	813,141
3.95%, 01/15/50 (Call 07/15/49)(a)	582	645,975
4.00%, 02/01/24 (Call 11/01/23)	424	462,620
4.45%, 02/01/47 (Call 08/01/46)	710	832,375
4.50%, 01/15/29 (Call 10/15/28)(a)	639	765,714
4.65%, 01/15/48 (Call 07/15/47)	53	64,076
5.00%, 04/15/42 (Call 10/15/41)	155	195,790
5.15%, 08/01/43 (Call 02/01/43)	201	258,056
5.40%, 07/15/40 (Call 01/15/40)	203	266,825
5.40%, 01/15/49 (Call 07/15/48)(a)	650	864,737
6.90%, 04/15/38	335	485,871
7.50%, 04/01/31	50	71,240
8.00%, 09/15/29	125	176,481
Mars Inc. 0.88%, 07/16/26 (Call 06/16/26)(b)	930	917,353
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	402	382,191
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	399	380,064
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	687	625,053
2.70%, 04/01/25 (Call 03/01/25)(b)	499	532,186
3.20%, 04/01/30 (Call 01/01/30)(b)	163	180,283
3.60%, 04/01/34 (Call 01/01/34)(b)	471	541,160
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	585	677,339
3.95%, 04/01/44 (Call 10/01/43)(b)	200	230,153
3.95%, 04/01/49 (Call 10/01/48)(b)	625	737,990
4.13%, 04/01/54 (Call 10/01/53)(b)	533	641,448
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	647	785,931
McCormick & Co. Inc./MD 0.90%, 02/15/26 (Call 01/15/26)	190	186,888
1.85%, 02/15/31 (Call 11/15/30)	65	63,210
2.50%, 04/15/30 (Call 01/15/30)	406	419,644
2.70%, 08/15/22 (Call 07/15/22)	191	196,951
3.15%, 08/15/24 (Call 06/15/24)(a)	853	920,269
3.40%, 08/15/27 (Call 05/15/27)	517	574,353
4.20%, 08/15/47 (Call 02/15/47)(a)	140	164,305
Mondelez International Holdings Netherlands BV 2.13%, 09/19/22(b)	905	929,494
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	635	667,937
Mondelez International Inc. 1.50%, 05/04/25 (Call 04/04/25)	873	889,537
1.50%, 02/04/31 (Call 11/04/30)(a)	515	483,915
1.88%, 10/15/32 (Call 07/15/32)(a)	605	582,082
2.13%, 04/13/23 (Call 03/13/23)	1,021	1,056,483
2.63%, 09/04/50 (Call 03/04/50)	687	616,067
2.75%, 04/13/30 (Call 01/13/30)	1,185	1,240,761
3.63%, 02/13/26 (Call 12/13/25)(a)	22	24,514

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.13%, 05/07/28 (Call 02/07/28)(a)	$680	$789,271
Nestle Holdings Inc. 0.38%, 01/15/24(b)	935	932,118
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	1,160	1,141,984
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	250	244,084
1.25%, 09/15/30 (Call 06/15/30)(b)	300	286,683
3.35%, 09/24/23 (Call 08/24/23)(b)	1,108	1,190,765
3.50%, 09/24/25 (Call 07/24/25)(b)	345	381,762
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	1,454	1,653,420
3.90%, 09/24/38 (Call 03/24/38)(b)	1,079	1,276,474
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,279	1,562,023
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	500	545,000
Smithfield Foods Inc. 3.00%, 10/15/30 (Call 07/15/30)(a)(b)	595	606,537
4.25%, 02/01/27 (Call 11/01/26)(a)(b)	575	635,508
5.20%, 04/01/29 (Call 01/01/29)(b)	68	79,095
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	800	815,017
3.25%, 07/15/27 (Call 04/15/27)	858	943,168
3.30%, 07/15/26 (Call 04/15/26)	983	1,075,738
3.30%, 02/15/50 (Call 08/15/49)	170	167,918
3.55%, 03/15/25 (Call 01/15/25)	429	470,072
3.75%, 10/01/25 (Call 07/01/25)	236	261,381
4.45%, 03/15/48 (Call 09/15/47)(a)	520	597,344
4.85%, 10/01/45 (Call 04/01/45)	490	587,579
5.38%, 09/21/35	90	116,329
5.65%, 04/01/25 (Call 03/01/25)	401	469,578
5.95%, 04/01/30 (Call 01/01/30)	380	486,848
6.60%, 04/01/40 (Call 10/01/39)	772	1,098,715
6.60%, 04/01/50 (Call 10/01/49)	1,016	1,504,493
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	1,077	1,195,039
3.90%, 09/28/23 (Call 08/28/23)	1,227	1,331,185
3.95%, 08/15/24 (Call 05/15/24)	81	89,345
4.00%, 03/01/26 (Call 01/01/26)	783	881,070
4.35%, 03/01/29 (Call 12/01/28)	734	854,654
4.50%, 06/15/22 (Call 03/15/22)	317	330,312
4.55%, 06/02/47 (Call 12/02/46)	786	963,875
4.88%, 08/15/34 (Call 02/15/34)	726	916,912
5.10%, 09/28/48 (Call 03/28/48)	1,030	1,352,276
5.15%, 08/15/44 (Call 02/15/44)	394	511,007

		90,421,847

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA 3.88%, 11/02/27 (Call 08/02/27)	300	324,750
4.20%, 01/29/30 (Call 10/29/29)(b)	200	216,126
4.25%, 04/30/29 (Call 01/30/29)(a)(b)	300	327,240
4.50%, 08/01/24 (Call 05/01/24)	200	217,898
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	525	588,000
5.50%, 11/02/47 (Call 05/02/47)(a)	200	233,000
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	300	351,975
Domtar Corp. 4.40%, 04/01/22 (Call 01/01/22)(a)	282	290,314
6.25%, 09/01/42(a)	253	316,886
6.75%, 02/15/44 (Call 08/15/43)	200	263,853
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	520	598,655
Georgia-Pacific LLC 0.63%, 05/15/24(a)(b)	855	854,819
0.95%, 05/15/26 (Call 04/15/26)(b)	621	611,020

Security	Par (000)	Value

Forest Products & Paper (continued)
1.75%, 09/30/25 (Call 08/30/25)(b)	$130	$133,391
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	792	820,138
2.30%, 04/30/30 (Call 01/30/30)(b)	424	436,984
3.60%, 03/01/25 (Call 12/01/24)(b)	225	246,103
3.73%, 07/15/23 (Call 04/15/23)(b)	887	948,178
7.25%, 06/01/28	268	354,350
7.75%, 11/15/29(a)	425	609,357
8.00%, 01/15/24	866	1,049,296
International Paper Co. 3.00%, 02/15/27 (Call 11/15/26)	15	16,318
3.80%, 01/15/26 (Call 10/15/25)	850	950,582
4.35%, 08/15/48 (Call 02/15/48)(a)	676	816,617
4.40%, 08/15/47 (Call 02/15/47)	634	766,160
4.80%, 06/15/44 (Call 12/15/43)	750	930,721
5.00%, 09/15/35 (Call 03/15/35)	699	882,865
5.15%, 05/15/46 (Call 11/15/45)(a)	548	718,875
6.00%, 11/15/41 (Call 05/15/41)	565	794,574
7.30%, 11/15/39	660	1,024,451
8.70%, 06/15/38	305	496,942
Inversiones CMPC SA, 3.85%, 01/13/30 (Call 10/13/29)(b)	400	435,000
Suzano Austria GmbH 3.75%, 01/15/31 (Call 10/15/30)	395	417,199
5.00%, 01/15/30 (Call 10/15/29)(a)	419	470,328
6.00%, 01/15/29 (Call 10/15/28)	1,630	1,942,145
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	750	984,938
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	320	336,716

		21,776,764

Gas — 0.7%
APT Pipelines Ltd. 4.20%, 03/23/25 (Call 12/23/24)(b)	426	469,507
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	650	734,661
5.00%, 03/23/35 (Call 12/23/34)(b)	270	327,461
Atmos Energy Corp. 1.50%, 01/15/31 (Call 10/15/30)(a)	310	291,017
2.63%, 09/15/29 (Call 06/15/29)(a)	355	374,657
3.00%, 06/15/27 (Call 03/15/27)	575	622,565
3.38%, 09/15/49 (Call 03/15/49)(a)	470	488,685
4.13%, 10/15/44 (Call 04/15/44)	354	411,631
4.13%, 03/15/49 (Call 09/15/48)	688	806,056
4.15%, 01/15/43 (Call 07/15/42)	437	508,118
4.30%, 10/01/48 (Call 04/01/48)	100	118,900
5.50%, 06/15/41 (Call 12/15/40)	319	428,952
Boston Gas Co. 3.00%, 08/01/29 (Call 05/01/29)(b)	922	989,797
3.15%, 08/01/27 (Call 05/01/27)(b)	600	658,893
4.49%, 02/15/42(a)(b)	535	636,074
Brooklyn Union Gas Co. (The) 3.41%, 03/10/26 (Call 12/10/25)(b)	265	290,457
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	645	726,613
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	167	197,611
4.49%, 03/04/49 (Call 09/04/48)(b)	587	718,429
4.50%, 03/10/46 (Call 09/10/45)(a)(b)	250	305,579
CenterPoint Energy Resources Corp. 1.75%, 10/01/30 (Call 07/01/30)(a)	85	81,995
3.55%, 04/01/23 (Call 03/01/23)	635	673,663
4.00%, 04/01/28 (Call 01/01/28)	224	254,957
4.10%, 09/01/47 (Call 03/01/47)(a)	345	382,304
5.85%, 01/15/41 (Call 07/15/40)	122	162,398
6.63%, 11/01/37	71	98,949

50	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
East Ohio Gas Co. (The) 1.30%, 06/15/25 (Call 05/15/25)(b)	$947	$952,625
2.00%, 06/15/30 (Call 03/15/30)(a)(b)	925	918,110
3.00%, 06/15/50 (Call 12/15/49)(b)	307	299,434
Eastern Energy Gas Holdings LLC 3.55%, 11/01/23 (Call 08/01/23)	381	408,208
3.60%, 12/15/24 (Call 09/15/24)	230	251,382
4.60%, 12/15/44 (Call 06/15/44)	571	679,522
4.80%, 11/01/43 (Call 05/01/43)	415	500,229
Series A, 2.50%, 11/15/24 (Call 10/15/24)	796	843,832
Series B, 3.00%, 11/15/29 (Call 08/15/29)(a)	254	270,573
Series C, 3.90%, 11/15/49 (Call 05/15/49)	230	244,833
ENN Energy Holdings Ltd., 2.63%, 09/17/30
(Call 06/17/30)(b)	100	99,211
KeySpan Gas East Corp. 2.74%, 08/15/26 (Call 05/15/26)(b)	390	416,143
5.82%, 04/01/41(a)(b)	530	730,315
Korea Gas Corp. 2.88%, 07/16/29(a)(b)	200	215,999
6.25%, 01/20/42(b)	260	383,132
National Fuel Gas Co. 2.95%, 03/01/31 (Call 12/01/30)	100	99,097
3.75%, 03/01/23 (Call 12/01/22)	390	409,729
3.95%, 09/15/27 (Call 06/15/27)	305	327,701
4.75%, 09/01/28 (Call 06/01/28)	305	344,119
5.20%, 07/15/25 (Call 04/15/25)	627	706,979
5.50%, 01/15/26 (Call 12/15/25)(a)	84	97,230
NiSource Inc. 0.95%, 08/15/25 (Call 07/15/25)	725	716,647
1.70%, 02/15/31 (Call 11/15/30)	430	409,877
2.95%, 09/01/29 (Call 06/01/29)	482	510,304
3.49%, 05/15/27 (Call 02/15/27)	965	1,067,081
3.60%, 05/01/30 (Call 02/01/30)(a)	938	1,043,972
3.95%, 03/30/48 (Call 09/30/47)	389	428,582
4.38%, 05/15/47 (Call 11/15/46)	860	999,605
4.80%, 02/15/44 (Call 08/15/43)	837	1,021,971
5.25%, 02/15/43 (Call 08/15/42)	121	153,119
5.65%, 02/01/45 (Call 08/01/44)	340	450,733
5.80%, 02/01/42 (Call 08/01/41)	275	357,718
5.95%, 06/15/41 (Call 12/15/40)(a)	209	280,292
ONE Gas Inc. 2.00%, 05/15/30 (Call 02/15/30)(a)	250	247,733
3.61%, 02/01/24 (Call 11/01/23)	102	109,811
4.50%, 11/01/48 (Call 05/01/48)(a)	495	607,813
4.66%, 02/01/44 (Call 08/01/43)	414	496,340
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	965	1,058,605
Piedmont Natural Gas Co. Inc. 3.35%, 06/01/50 (Call 12/01/49)	540	558,492
3.50%, 06/01/29 (Call 03/01/29)	386	429,205
3.64%, 11/01/46 (Call 05/01/46)	110	118,232
4.10%, 09/18/34 (Call 03/18/34)	50	57,290
4.65%, 08/01/43 (Call 02/01/43)	230	278,220
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	35	37,544
3.20%, 06/15/25 (Call 03/15/25)	804	873,654
3.75%, 09/15/42 (Call 03/15/42)	229	257,940
4.45%, 03/15/44 (Call 09/15/43)	446	519,062
5.13%, 11/15/40	51	66,091
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	607	648,050
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	354	422,155

Security	Par (000)	Value

Gas (continued)
Series VV, 4.30%, 01/15/49 (Call 07/15/48)(a)	$400	$491,216
Series WW, 3.95%, 02/15/50 (Call 08/15/49)(a)	410	481,377
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	315	327,764
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	673	704,705
3.25%, 06/15/26 (Call 03/15/26)	202	221,538
3.88%, 11/15/25 (Call 08/15/25)(a)	325	362,499
3.95%, 10/01/46 (Call 04/01/46)	193	210,192
4.40%, 06/01/43 (Call 12/01/42)(a)	140	159,411
4.40%, 05/30/47 (Call 11/30/46)	235	273,511
5.88%, 03/15/41 (Call 09/15/40)(a)	315	433,521
6.00%, 10/01/34	125	167,105
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	718	690,890
Southwest Gas Corp. 2.20%, 06/15/30 (Call 03/15/30)(a)	524	529,813
3.70%, 04/01/28 (Call 01/01/28)	100	111,619
3.80%, 09/29/46 (Call 03/29/46)(a)	15	16,151
4.15%, 06/01/49 (Call 12/01/48)	320	369,164
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	140	160,256
Washington Gas Light Co. 3.65%, 09/15/49 (Call 03/15/49)	323	355,103
Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	518	582,745

		41,833,050

Hand & Machine Tools — 0.1%
Kennametal Inc. 2.80%, 03/01/31 (Call 12/01/30)	80	80,436
4.63%, 06/15/28 (Call 03/15/28)	60	68,155
Snap-on Inc. 3.10%, 05/01/50 (Call 11/01/49)(a)	423	438,236
4.10%, 03/01/48 (Call 09/01/47)(a)	223	268,072
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)	620	640,640
2.75%, 11/15/50 (Call 05/15/50)	450	422,046
3.40%, 03/01/26 (Call 01/01/26)	1,089	1,204,813
4.00%, 03/15/60 (Call 03/15/25)(c)	99	104,510
4.25%, 11/15/28 (Call 08/15/28)	709	832,909
4.85%, 11/15/48 (Call 05/15/48)	375	490,053
5.20%, 09/01/40	207	270,604

		4,820,474

Health Care - Products — 1.0%
Abbott Laboratories 1.15%, 01/30/28 (Call 11/30/27)(a)	1,223	1,192,123
1.40%, 06/30/30 (Call 03/30/30)(a)	1,240	1,189,110
2.55%, 03/15/22	214	218,962
2.95%, 03/15/25 (Call 12/15/24)	847	912,702
3.40%, 11/30/23 (Call 09/30/23)	1,002	1,080,514
3.75%, 11/30/26 (Call 08/30/26)	1,438	1,638,335
3.88%, 09/15/25 (Call 06/15/25)(a)	405	453,236
4.75%, 11/30/36 (Call 05/30/36)	1,653	2,147,974
4.75%, 04/15/43 (Call 10/15/42)	273	359,802
4.90%, 11/30/46 (Call 05/30/46)	2,927	3,968,029
5.30%, 05/27/40	388	539,948
6.00%, 04/01/39(a)	100	146,159
6.15%, 11/30/37	200	297,329
Alcon Finance Corp. 2.60%, 05/27/30 (Call 02/27/30)(b)	200	206,260
2.75%, 09/23/26 (Call 07/23/26)(a)(b)	360	387,382
3.00%, 09/23/29 (Call 06/23/29)(b)	978	1,039,452
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	605	665,923

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Baxter International Inc. 1.73%, 04/01/31 (Call 01/01/31)(a)(b)	$699	$671,462
2.60%, 08/15/26 (Call 05/15/26)	614	660,299
3.50%, 08/15/46 (Call 02/15/46)(a)	660	713,681
3.95%, 04/01/30 (Call 01/01/30)(a)(b)	595	684,743
4.50%, 06/15/43 (Call 12/15/42)(a)	70	83,932
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)(a)	587	609,270
2.65%, 06/01/30 (Call 03/01/30)	722	747,500
3.38%, 05/15/22	240	248,739
3.45%, 03/01/24 (Call 02/01/24)	1,085	1,167,803
3.75%, 03/01/26 (Call 01/01/26)	1,112	1,241,399
3.85%, 05/15/25	23	25,540
4.00%, 03/01/28 (Call 12/01/27)	112	128,355
4.00%, 03/01/29 (Call 12/01/28)	716	814,731
4.55%, 03/01/39 (Call 09/01/38)	855	1,038,492
4.70%, 03/01/49 (Call 09/01/48)	831	1,046,425
7.00%, 11/15/35	285	406,724
7.38%, 01/15/40	350	538,698
Covidien International Finance SA, 6.55%, 10/15/37	43	61,591
Danaher Corp. 2.60%, 10/01/50 (Call 04/01/50)	665	608,955
3.35%, 09/15/25 (Call 06/15/25)	177	194,469
4.38%, 09/15/45 (Call 03/15/45)	617	748,203
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	375	400,014
DH Europe Finance II Sarl 2.05%, 11/15/22	566	582,407
2.20%, 11/15/24 (Call 10/15/24)(a)	262	276,084
2.60%, 11/15/29 (Call 08/15/29)	541	565,285
3.25%, 11/15/39 (Call 05/15/39)	462	483,585
3.40%, 11/15/49 (Call 05/15/49)	862	894,101
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,097	1,258,206
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	50	52,962
Koninklijke Philips NV 5.00%, 03/15/42(a)	634	827,365
6.88%, 03/11/38	70	105,256
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	955	1,071,737
Medtronic Inc. 3.50%, 03/15/25	1,126	1,240,463
4.38%, 03/15/35	1,325	1,665,983
4.63%, 03/15/45	1,490	1,953,991
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	1,015	1,094,603
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,245	1,214,634
Stryker Corp. 1.15%, 06/15/25 (Call 05/15/25)	664	666,778
1.95%, 06/15/30 (Call 03/15/30)	1,055	1,043,500
2.90%, 06/15/50 (Call 12/15/49)(a)	795	777,612
3.38%, 05/15/24 (Call 02/15/24)	998	1,077,104
3.38%, 11/01/25 (Call 08/01/25)	466	511,307
3.50%, 03/15/26 (Call 12/15/25)	1,241	1,372,698
3.65%, 03/07/28 (Call 12/07/27)	211	237,626
4.10%, 04/01/43 (Call 10/01/42)	58	67,443
4.38%, 05/15/44 (Call 11/15/43)	238	288,209
4.63%, 03/15/46 (Call 09/15/45)	744	939,394
Thermo Fisher Scientific Inc. 2.60%, 10/01/29 (Call 07/01/29)	545	572,595

Security	Par (000)	Value

Health Care - Products (continued)
2.95%, 09/19/26 (Call 06/19/26)	$1,163	$1,264,231
3.20%, 08/15/27 (Call 05/15/27)	1,195	1,312,656
3.65%, 12/15/25 (Call 09/15/25)	175	194,584
4.10%, 08/15/47 (Call 02/15/47)	660	799,447
4.13%, 03/25/25 (Call 02/25/25)	554	619,924
4.50%, 03/25/30 (Call 12/25/29)	426	506,974
5.30%, 02/01/44 (Call 08/01/43)	214	298,204
Zimmer Biomet Holdings Inc. 3.05%, 01/15/26 (Call 12/15/25)(a)	555	601,343
3.15%, 04/01/22 (Call 02/01/22)	300	307,533
3.55%, 04/01/25 (Call 01/01/25)	149	162,356
3.55%, 03/20/30 (Call 12/20/29)	530	582,504
3.70%, 03/19/23 (Call 02/19/23)(a)	888	941,330
4.25%, 08/15/35 (Call 02/15/35)	92	101,253
4.45%, 08/15/45 (Call 02/15/45)(a)	355	405,621
5.75%, 11/30/39(a)	125	167,935

		58,391,088

Health Care - Services — 2.1%
Adventist Health System/West 2.95%, 03/01/29 (Call 12/01/28)	185	197,384
3.63%, 03/01/49 (Call 09/01/48)	115	124,160
Advocate Health & Hospitals Corp. 3.39%, 10/15/49 (Call 04/15/49)(a)	90	95,487
3.83%, 08/15/28 (Call 05/15/28)	155	173,079
4.27%, 08/15/48 (Call 02/15/48)	392	488,836
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	650	642,784
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)	296	305,991
2.80%, 06/15/23 (Call 04/15/23)	1,121	1,175,019
3.50%, 11/15/24 (Call 08/15/24)	571	625,389
3.88%, 08/15/47 (Call 02/15/47)	882	956,039
4.13%, 11/15/42 (Call 05/15/42)	571	638,678
4.50%, 05/15/42 (Call 11/15/41)	97	113,601
4.75%, 03/15/44 (Call 09/15/43)	200	241,849
6.63%, 06/15/36	816	1,178,670
6.75%, 12/15/37	494	724,646
AHS Hospital Corp., 5.02%, 07/01/45	265	353,002
Allina Health System, Series 2019, 3.89%, 04/15/49	295	334,849
Anthem Inc. 2.25%, 05/15/30 (Call 02/15/30)	685	690,218
2.38%, 01/15/25 (Call 12/15/24)	561	590,638
2.88%, 09/15/29 (Call 06/15/29)	157	167,852
2.95%, 12/01/22 (Call 11/01/22)	509	529,815
3.13%, 05/15/22	337	348,197
3.13%, 05/15/50 (Call 11/15/49)(a)	946	936,267
3.30%, 01/15/23	211	221,795
3.35%, 12/01/24 (Call 10/01/24)	91	99,204
3.50%, 08/15/24 (Call 05/15/24)	1,334	1,454,312
3.65%, 12/01/27 (Call 09/01/27)	1,150	1,298,000
3.70%, 09/15/49 (Call 03/15/49)	765	827,927
4.10%, 03/01/28 (Call 12/01/27)	584	673,344
4.38%, 12/01/47 (Call 06/01/47)	1,033	1,230,965
4.55%, 03/01/48 (Call 09/01/47)	784	964,236
4.63%, 05/15/42	119	147,414
4.65%, 01/15/43	910	1,123,120
4.65%, 08/15/44 (Call 02/15/44)	795	978,781
4.85%, 08/15/54 (Call 02/15/54)	390	483,426
5.10%, 01/15/44	549	712,779
5.85%, 01/15/36	40	53,133
5.95%, 12/15/34(a)	400	551,503

52	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.38%, 06/15/37	$115	$162,612
Ascension Health 3.95%, 11/15/46	82	96,835
4.85%, 11/15/53	127	176,567
Series B, 2.53%, 11/15/29 (Call 08/15/29)	80	83,998
Series B, 3.11%, 11/15/39 (Call 05/15/39)	30	32,408
Banner Health 1.90%, 01/01/31 (Call 07/01/30)(a)	125	123,954
2.34%, 01/01/30 (Call 10/01/29)	545	558,068
2.91%, 01/01/51 (Call 07/01/50)	300	291,784
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	274	284,555
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	50	58,126
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	569	598,070
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	65	76,601
Baylor Scott & White Holdings 3.97%, 11/15/46 (Call 05/15/46)	72	83,270
4.19%, 11/15/45 (Call 05/15/45)	537	645,158
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	145	143,182
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	300	321,697
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)	100	110,127
Catholic Health Services of Long Island Obligated Group,
Series 2020, 3.37%, 07/01/50 (Call 01/01/50)(a)	25	25,047
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	115	105,549
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	244,197
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	25	23,708
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	247	299,754
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)(a)	25	24,052
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)(a)	270	313,076
City of Hope
Series 2013, 5.62%, 11/15/43	45	63,738
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	60	72,099
CommonSpirit Health 1.55%, 10/01/25 (Call 07/01/25)	100	101,202
2.76%, 10/01/24 (Call 07/01/24)	854	909,678
2.95%, 11/01/22	32	33,292
3.35%, 10/01/29 (Call 04/01/29)	388	418,650
3.82%, 10/01/49 (Call 04/01/49)(a)	472	514,053
3.91%, 10/01/50 (Call 04/01/50)	265	279,708
4.19%, 10/01/49 (Call 04/01/49)	478	530,304
4.35%, 11/01/42	640	730,181
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	145	142,820
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	245	258,270
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	440	492,892
Dignity Health 3.13%, 11/01/22	445	460,821
3.81%, 11/01/24	50	54,496
4.50%, 11/01/42	10	11,435

Security	Par (000)	Value

Health Care - Services (continued)
5.27%, 11/01/64	$405	$513,144
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)(a)	564	664,577
Fresenius Medical Care U.S. Finance III Inc. 2.38%, 02/16/31 (Call 11/16/30)(a)(b)	1,840	1,791,904
3.75%, 06/15/29 (Call 03/15/29)(b)	199	214,308
Hackensack Meridian Health Inc. 4.21%, 07/01/48 (Call 01/01/48)	185	223,147
4.50%, 07/01/57 (Call 01/01/57)(a)	425	553,370
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	547	538,507
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	440	428,780
Hartford HealthCare Corp., 3.45%, 07/01/54	185	190,556
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	1,373	1,549,855
4.50%, 02/15/27 (Call 08/15/26)	661	755,564
4.75%, 05/01/23	1,159	1,256,715
5.00%, 03/15/24	1,127	1,262,165
5.13%, 06/15/39 (Call 12/15/38)	911	1,124,911
5.25%, 04/15/25	776	894,107
5.25%, 06/15/26 (Call 12/15/25)	771	901,630
5.25%, 06/15/49 (Call 12/15/48)(a)	1,543	1,935,017
5.50%, 06/15/47 (Call 12/15/46)	1,191	1,521,866
Health Care Service Corp. A Mutual Legal Reserve Co. 1.50%, 06/01/25 (Call 05/01/25)(b)	400	405,975
2.20%, 06/01/30 (Call 03/01/30)(b)	152	152,934
3.20%, 06/01/50 (Call 12/01/49)(b)	625	619,094
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	26	27,015
3.13%, 08/15/29 (Call 05/15/29)	465	501,084
3.15%, 12/01/22 (Call 09/01/22)	685	712,317
3.85%, 10/01/24 (Call 07/01/24)	28	30,743
3.95%, 03/15/27 (Call 12/15/26)	873	991,801
3.95%, 08/15/49 (Call 02/15/49)(a)	514	576,663
4.50%, 04/01/25 (Call 03/01/25)	398	450,281
4.63%, 12/01/42 (Call 06/01/42)	493	591,332
4.80%, 03/15/47 (Call 09/15/46)	121	149,385
4.88%, 04/01/30 (Call 01/01/30)	1,091	1,317,313
4.95%, 10/01/44 (Call 04/01/44)(a)	394	493,288
8.15%, 06/15/38(a)	355	557,315
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)(a)	135	162,096
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	50	55,504
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	265	287,869
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	290	344,178
Kaiser Foundation Hospitals 3.15%, 05/01/27 (Call 02/01/27)	325	360,680
3.50%, 04/01/22(a)	240	248,309
4.15%, 05/01/47 (Call 11/01/46)	407	497,890
4.88%, 04/01/42	410	546,307
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	205	219,040
Laboratory Corp. of America Holdings 2.30%, 12/01/24 (Call 11/01/24)(a)	721	762,387
2.95%, 12/01/29 (Call 09/01/29)	691	740,267
3.25%, 09/01/24 (Call 07/01/24)	1,148	1,243,962
3.60%, 02/01/25 (Call 11/01/24)	220	240,378
3.60%, 09/01/27 (Call 06/01/27)	145	163,598
3.75%, 08/23/22 (Call 05/23/22)	593	616,903

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.00%, 11/01/23 (Call 08/01/23)	$254	$274,446
4.70%, 02/01/45 (Call 08/01/44)	581	713,772
Mass General Brigham Inc.
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	25	25,811
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	735	764,178
Mayo Clinic 3.77%, 11/15/43	340	390,611
Series 2013, 4.00%, 11/15/47	25	29,579
Series 2016, 4.13%, 11/15/52(a)	240	304,338
McLaren Health Care Corp., Series A, 4.39%, 05/15/48
(Call 11/15/47)	135	165,835
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	10	10,669
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	15	16,005
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	323	399,685
5.00%, 07/01/42	25	33,164
Series 2015, 4.20%, 07/01/55	390	496,319
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)(a)	70	70,385
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)(a)	129	123,671
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	230	238,331
Montefiore Obligated Group 4.29%, 09/01/50(a)	80	85,363
Series 18-C, 5.25%, 11/01/48(a)	355	421,467
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(a)	540	587,884
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	305	331,148
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)(a)	65	67,526
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50).	210	198,836
New York and Presbyterian Hospital (The) 2.26%, 08/01/40 (Call 02/01/40)(a)	10	9,342
2.61%, 08/01/60 (Call 02/01/60)	30	27,099
4.02%, 08/01/45(a)	415	499,266
4.06%, 08/01/56(a)	355	439,617
4.76%, 08/01/2116	425	533,340
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	99	109,213
Northwell Healthcare Inc. 3.81%, 11/01/49 (Call 11/01/48)(a)	385	412,313
3.98%, 11/01/46 (Call 11/01/45)(a)	515	564,805
4.26%, 11/01/47 (Call 11/01/46)	509	585,622
6.15%, 11/01/43(a)	295	401,245
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	25	23,499
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)	190	264,899
Orlando Health Obligated Group 3.33%, 10/01/50 (Call 04/01/50)(a)	525	549,332
4.09%, 10/01/48 (Call 04/01/48)(a)	155	181,339
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)(a)	435	566,125
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	312	315,027
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	100	100,946
Premier Health Partners, Series G, 2.91%, 11/15/26
(Call 05/15/26)(a)	340	358,811
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	200	209,137
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	317	358,234

Security	Par (000)	Value

Health Care - Services (continued)
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	$311	$335,295
Series I, 3.74%, 10/01/47(a)	75	83,058
Quest Diagnostics Inc. 2.80%, 06/30/31 (Call 03/30/31)	1,068	1,124,365
2.95%, 06/30/30 (Call 03/30/30)	869	926,821
3.45%, 06/01/26 (Call 03/01/26)	486	537,285
3.50%, 03/30/25 (Call 12/30/24)	419	458,154
4.20%, 06/30/29 (Call 03/30/29)	615	718,349
4.25%, 04/01/24 (Call 01/01/24)	239	262,927
4.70%, 03/30/45 (Call 09/30/44)	461	555,114
Roche Holdings Inc. 2.38%, 01/28/27 (Call 10/28/26)(a)(b)	1,435	1,529,074
2.63%, 05/15/26 (Call 02/15/26)(b)	820	883,614
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	600	652,803
3.63%, 09/17/28 (Call 06/17/28)(b)	1,415	1,623,883
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	665	761,605
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	170	192,137
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45
(Call 01/15/45)	100	123,009
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	25	26,774
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	553	588,424
Stanford Health Care
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)(a)	497	583,288
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	100	111,997
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	10	11,204
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)(a)	240	270,534
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	185	188,579
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	338	348,449
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	125	128,987
Texas Health Resources 2.33%, 11/15/50 (Call 05/15/50)(a)	95	84,549
4.33%, 11/15/55(a)	145	182,376
Toledo Hospital (The) 4.98%, 11/15/45 (Call 05/15/45)	41	43,251
5.75%, 11/15/38 (Call 11/15/28)	315	379,064
6.02%, 11/15/48	504	642,079
Series B, 5.33%, 11/15/28	30	35,243
Trinity Health Corp. 2.63%, 12/01/40 (Call 06/01/40)	50	48,594
4.13%, 12/01/45(a)	120	139,277
Series 2019, 3.43%, 12/01/48(a)	190	200,894
UnitedHealth Group Inc. 1.25%, 01/15/26	869	878,111
2.00%, 05/15/30(a)	895	897,249
2.38%, 10/15/22	1,088	1,125,648
2.38%, 08/15/24(a)	808	857,760
2.75%, 02/15/23 (Call 11/15/22)	110	114,635
2.75%, 05/15/40 (Call 11/15/39)	427	428,841
2.88%, 03/15/23	546	574,322
2.88%, 08/15/29	1,211	1,311,956
2.90%, 05/15/50 (Call 11/15/49)	1,050	1,030,594
2.95%, 10/15/27(a)	1,091	1,190,334
3.10%, 03/15/26	366	401,270
3.13%, 05/15/60 (Call 11/15/59)	955	948,736
3.35%, 07/15/22	952	991,367

54	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.38%, 04/15/27	$945	$1,056,756
3.45%, 01/15/27(a)	842	942,499
3.50%, 06/15/23	80	85,840
3.50%, 02/15/24	955	1,038,172
3.50%, 08/15/39 (Call 02/15/39)	1,258	1,390,938
3.70%, 12/15/25	40	44,965
3.70%, 08/15/49 (Call 02/15/49)	747	837,389
3.75%, 07/15/25	1,099	1,227,053
3.75%, 10/15/47 (Call 04/15/47)	784	874,339
3.85%, 06/15/28	1,215	1,390,634
3.88%, 12/15/28	1,292	1,488,841
3.88%, 08/15/59 (Call 02/15/59)	846	961,201
3.95%, 10/15/42 (Call 04/15/42)(a)	553	650,123
4.20%, 01/15/47 (Call 07/15/46)	653	775,652
4.25%, 03/15/43 (Call 09/15/42)	670	804,449
4.25%, 04/15/47 (Call 10/15/46)	350	419,391
4.25%, 06/15/48 (Call 12/15/47)	674	814,718
4.38%, 03/15/42 (Call 09/15/41)	400	485,328
4.45%, 12/15/48 (Call 06/15/48)	763	951,686
4.63%, 07/15/35	825	1,041,174
4.63%, 11/15/41 (Call 05/15/41)(a)	631	795,240
4.75%, 07/15/45	1,166	1,501,889
5.70%, 10/15/40 (Call 04/15/40)	320	454,071
5.80%, 03/15/36	988	1,368,281
5.95%, 02/15/41 (Call 08/15/40)	350	502,789
6.50%, 06/15/37	322	482,555
6.63%, 11/15/37(a)	584	884,059
6.88%, 02/15/38	970	1,496,013
Universal Health Services Inc. 2.65%, 10/15/30 (Call 07/15/30)(a)(b)	680	672,357
5.00%, 06/01/26 (Call 06/01/21)(b)	175	179,812
UPMC, Series D-1, 3.60%, 04/03/25	250	275,121
West Virginia United Health System Obligated Group, 3.13%, 06/01/50 (Call 12/01/49)	115	111,720
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	447	563,006

		127,152,628

Holding Companies - Diversified — 0.2%
Ares Capital Corp. 2.15%, 07/15/26 (Call 06/15/26)	80	79,016
3.25%, 07/15/25 (Call 06/15/25)	1,100	1,153,009
3.50%, 02/10/23 (Call 01/10/23)	1,023	1,073,464
3.88%, 01/15/26 (Call 12/15/25)	208	222,251
4.20%, 06/10/24 (Call 05/10/24)(a)	958	1,040,553
4.25%, 03/01/25 (Call 01/01/25)	742	802,167
Blackstone Secured Lending Fund 3.63%, 01/15/26 (Call 12/15/25)(b)	60	62,256
3.65%, 07/14/23(a)(b)	40	41,842
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)	200	204,350
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	300	313,243
CK Hutchison International 19 II Ltd. 2.75%, 09/06/29 (Call 06/06/29)(a)(b)	988	1,033,097
3.38%, 09/06/49 (Call 03/06/49)(b)	900	952,169
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	700	750,744
FS KKR Capital Corp. 3.40%, 01/15/26 (Call 12/15/25)	229	228,871
4.13%, 02/01/25 (Call 01/01/25)	114	118,295
4.63%, 07/15/24 (Call 06/15/24)	615	658,977

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc. 2.88%, 01/15/26 (Call 12/15/25)	$555	$566,455
3.75%, 02/10/25 (Call 01/10/25)	159	168,694
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	52	54,182
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	100	110,264
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)(a)	135	135,641
Oaktree Specialty Lending Corp., 3.50%, 02/25/25
(Call 01/25/25)	315	326,140
Owl Rock Capital Corp. 3.40%, 07/15/26 (Call 06/15/26)	750	772,734
3.75%, 07/22/25 (Call 06/22/25)	166	173,652
4.00%, 03/30/25 (Call 02/28/25)	396	418,308
4.25%, 01/15/26 (Call 12/15/25)	680	724,643
5.25%, 04/15/24 (Call 03/15/24)	340	372,044
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	150	156,440
Prospect Capital Corp. 3.71%, 01/22/26 (Call 12/22/25)	150	149,555
5.88%, 03/15/23	210	222,913
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	835	816,804
Sixth Street Specialty Lending Inc. 2.50%, 08/01/26 (Call 07/01/26)	75	74,291
3.88%, 11/01/24 (Call 10/01/24)	250	264,810

		14,241,874

Home Builders — 0.1%
DR Horton Inc. 2.50%, 10/15/24 (Call 09/15/24)	1,065	1,127,111
2.60%, 10/15/25 (Call 09/15/25)	426	451,401
4.38%, 09/15/22 (Call 06/15/22)	720	755,466
5.75%, 08/15/23 (Call 05/15/23)	285	315,993
Lennar Corp. 4.50%, 04/30/24 (Call 01/31/24)	110	120,543
4.75%, 05/30/25 (Call 02/28/25)	100	112,250
4.75%, 11/29/27 (Call 05/29/27)(a)	25	28,938
4.88%, 12/15/23 (Call 09/15/23)	665	728,840
5.00%, 06/15/27 (Call 12/15/26)(a)	500	585,000
5.25%, 06/01/26 (Call 12/01/25)	1,175	1,367,347
5.88%, 11/15/24 (Call 05/15/24)	58	66,265
NVR Inc. 3.00%, 05/15/30 (Call 11/15/29)	276	293,523
3.95%, 09/15/22 (Call 06/15/22)	893	931,767
PulteGroup Inc. 5.00%, 01/15/27 (Call 10/15/26)(a)	877	1,027,625
6.00%, 02/15/35	25	32,938
6.38%, 05/15/33(a)	565	747,212
7.88%, 06/15/32	173	248,982

		8,941,201

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)(a)	50	54,982
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	280	303,952
3.80%, 11/15/24 (Call 08/15/24)	200	216,492
4.40%, 03/15/29 (Call 12/15/28)	588	670,224

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Panasonic Corp. 2.68%, 07/19/24 (Call 06/19/24)(b)	$200	$212,513
3.11%, 07/19/29 (Call 04/19/29)(b)	455	485,916
Whirlpool Corp. 3.70%, 03/01/23	275	291,195
3.70%, 05/01/25	405	446,134
4.00%, 03/01/24(a)	234	256,896
4.50%, 06/01/46 (Call 12/01/45)	540	628,233
4.60%, 05/15/50 (Call 11/15/49)	581	696,103
4.75%, 02/26/29 (Call 11/26/28)	273	323,309
5.15%, 03/01/43(a)	60	73,368

		4,659,317

Household Products & Wares — 0.3%
Avery Dennison Corp. 2.65%, 04/30/30 (Call 02/01/30)(a)	230	238,810
3.35%, 04/15/23 (Call 01/15/23)(a)	100	104,131
4.88%, 12/06/28 (Call 09/06/28)	65	77,525
Church & Dwight Co. Inc. 2.45%, 08/01/22 (Call 07/01/22)	80	82,076
3.15%, 08/01/27 (Call 05/01/27)(a)	10	10,985
3.95%, 08/01/47 (Call 02/01/47)	165	189,488
Clorox Co. (The) 1.80%, 05/15/30 (Call 02/15/30)	345	339,958
3.05%, 09/15/22 (Call 06/15/22)	807	835,271
3.10%, 10/01/27 (Call 07/01/27)	953	1,055,749
3.50%, 12/15/24 (Call 09/15/24)	375	413,153
3.90%, 05/15/28 (Call 02/15/28)	400	459,231
Kimberly-Clark Corp. 1.05%, 09/15/27 (Call 07/15/27)(a)	450	443,204
2.40%, 06/01/23	129	134,385
2.65%, 03/01/25(a)	268	284,909
2.75%, 02/15/26	30	32,552
2.88%, 02/07/50 (Call 08/07/49)	291	297,416
3.05%, 08/15/25	538	586,470
3.10%, 03/26/30 (Call 12/26/29)	597	657,693
3.20%, 04/25/29 (Call 01/25/29)(a)	1,038	1,156,787
3.20%, 07/30/46 (Call 01/30/46)(a)	570	609,610
3.70%, 06/01/43(a)	125	137,794
3.90%, 05/04/47 (Call 11/04/46)(a)	475	571,906
3.95%, 11/01/28 (Call 08/01/28)(a)	560	649,752
5.30%, 03/01/41	495	667,750
6.63%, 08/01/37(a)	325	503,274
Kimberly-Clark de Mexico SAB de CV 2.43%, 07/01/31 (Call 04/01/31)(b)	125	125,305
3.25%, 03/12/25(b)	100	105,746
Reckitt Benckiser Treasury Services PLC 2.38%, 06/24/22 (Call 05/24/22)(a)(b)	897	919,845
2.75%, 06/26/24 (Call 04/26/24)(b)	689	732,124
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	1,982	2,162,878
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	100	107,167
SC Johnson & Son Inc., 4.75%, 10/15/46
(Call 04/16/46)(b)	1,210	1,548,162

		16,241,106

Insurance — 4.5%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)	150	173,047
Aflac Inc. 3.25%, 03/17/25	432	469,238
3.60%, 04/01/30 (Call 01/01/30)(a)	375	422,638
3.63%, 06/15/23(a)	787	845,472

Security	Par (000)	Value

Insurance (continued)
3.63%, 11/15/24	$385	$426,180
4.00%, 10/15/46 (Call 04/15/46)	465	534,691
4.75%, 01/15/49 (Call 07/15/48)(a)	422	544,995
6.45%, 08/15/40(a)	225	310,968
AIA Group Ltd. 3.20%, 09/16/40 (Call 03/16/40)(b)	1,100	1,099,384
3.38%, 04/07/30 (Call 01/07/30)(b)	1,025	1,120,117
3.60%, 04/09/29 (Call 01/09/29)(b)	530	583,475
4.50%, 03/16/46 (Call 09/16/45)(b)	525	654,994
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	1,120	1,606,076
Alleghany Corp. 3.63%, 05/15/30 (Call 02/15/30)(a)	140	156,168
4.90%, 09/15/44 (Call 03/15/44)(a)	12	14,896
4.95%, 06/27/22	104	109,880
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	434	470,709
Allstate Corp. (The) 0.75%, 12/15/25 (Call 11/15/25)(a)	205	203,142
1.45%, 12/15/30 (Call 09/15/30)(a)	230	220,213
3.15%, 06/15/23	164	174,495
3.28%, 12/15/26 (Call 09/15/26)(a)	440	492,020
3.85%, 08/10/49 (Call 02/10/49)	407	473,868
4.20%, 12/15/46 (Call 06/15/46)(a)	395	482,416
4.50%, 06/15/43	584	737,996
5.55%, 05/09/35(a)	398	560,920
6.50%, 05/15/67 (Call 05/15/37)(c)	425	558,875
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(c)	838	897,907
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	302	340,006
American Financial Group Inc./OH 3.50%, 08/15/26 (Call 05/15/26)	264	289,326
4.50%, 06/15/47 (Call 12/15/46)(a)	240	283,705
5.25%, 04/02/30 (Call 01/02/30)(a)	532	643,880
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)	93	98,321
3.40%, 06/30/30 (Call 03/30/30)	1,528	1,675,324
3.75%, 07/10/25 (Call 04/10/25)	1,214	1,339,920
3.88%, 01/15/35 (Call 07/15/34)	628	717,626
3.90%, 04/01/26 (Call 01/01/26)	1,879	2,105,483
4.13%, 02/15/24	1,183	1,305,756
4.20%, 04/01/28 (Call 01/01/28)	38	43,811
4.25%, 03/15/29 (Call 12/15/28)(a)	775	905,052
4.38%, 06/30/50 (Call 12/30/49)	480	576,789
4.38%, 01/15/55 (Call 07/15/54)	156	183,864
4.50%, 07/16/44 (Call 01/16/44)	1,734	2,079,519
4.70%, 07/10/35 (Call 01/10/35)	999	1,231,685
4.75%, 04/01/48 (Call 10/01/47)	670	832,026
4.80%, 07/10/45 (Call 01/10/45)	606	748,085
4.88%, 06/01/22	1,180	1,245,507
6.25%, 05/01/36	1,020	1,438,139
8.18%, 05/15/68 (Call 05/15/38)(c)	544	802,709
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	491	557,162
Aon Corp. 2.20%, 11/15/22	623	642,506
2.80%, 05/15/30 (Call 02/15/30)	1,175	1,241,324
3.75%, 05/02/29 (Call 02/02/29)	871	986,051
4.50%, 12/15/28 (Call 09/15/28)	394	464,023
6.25%, 09/30/40	320	456,388
8.21%, 01/01/27(a)	100	133,474

56	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aon PLC 3.50%, 06/14/24 (Call 03/14/24)	$438	$474,357
3.88%, 12/15/25 (Call 09/15/25)	733	819,381
4.00%, 11/27/23 (Call 08/27/23)	140	151,685
4.25%, 12/12/42	305	348,197
4.45%, 05/24/43 (Call 02/24/43)	386	452,799
4.60%, 06/14/44 (Call 03/14/44)	487	600,494
4.75%, 05/15/45 (Call 11/15/44)(a)	395	498,376
Arch Capital Finance LLC 4.01%, 12/15/26 (Call 09/15/26)	818	933,160
5.03%, 12/15/46 (Call 06/15/46)(a)	341	437,741
Arch Capital Group Ltd. 3.64%, 06/30/50 (Call 12/30/49)	755	794,011
7.35%, 05/01/34(a)	55	80,861
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	477	602,773
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	409	446,990
Assurant Inc. 3.70%, 02/22/30 (Call 11/22/29)(a)	466	515,966
4.00%, 03/15/23	76	81,238
4.20%, 09/27/23 (Call 08/27/23)	890	967,826
4.90%, 03/27/28 (Call 12/27/27)	200	234,031
6.75%, 02/15/34	255	317,866
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	185	209,822
Athene Global Funding 1.45%, 01/08/26(b)	190	189,187
2.50%, 01/14/25(b)	64	67,033
2.55%, 06/29/25(b)	234	246,185
2.55%, 11/19/30(b)	410	403,345
2.75%, 06/25/24(b)	1,303	1,379,152
2.80%, 05/26/23(a)(b)	100	104,766
2.95%, 11/12/26(b)	835	888,530
3.00%, 07/01/22(b)	603	622,814
Athene Holding Ltd. 3.50%, 01/15/31 (Call 10/15/30)	395	411,548
4.13%, 01/12/28 (Call 10/12/27)	1,143	1,266,698
6.15%, 04/03/30 (Call 01/03/30)	630	778,052
AXA SA 6.38%, (Call 12/14/36)(a)(b)(c)(d)	250	346,562
8.60%, 12/15/30(a)	1,308	2,041,499
AXIS Specialty Finance LLC 3.90%, 07/15/29 (Call 04/15/29)	400	446,754
4.90%, 01/15/40 (Call 01/15/30)(c)	55	56,511
AXIS Specialty Finance PLC 4.00%, 12/06/27 (Call 09/06/27)	435	494,601
5.15%, 04/01/45	420	491,327
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	228	227,020
Berkshire Hathaway Finance Corp. 1.45%, 10/15/30 (Call 07/15/30)(a)	635	617,502
1.85%, 03/12/30 (Call 12/12/29)(a)	440	443,865
2.50%, 01/15/51 (Call 07/15/50)	535	485,367
2.85%, 10/15/50 (Call 04/15/50)	470	456,871
3.00%, 05/15/22(a)	1,334	1,379,945
4.20%, 08/15/48 (Call 02/15/48)	1,772	2,134,252
4.25%, 01/15/49 (Call 07/15/48)	887	1,075,275
4.30%, 05/15/43(a)	853	1,051,247
4.40%, 05/15/42(a)	891	1,104,394
5.75%, 01/15/40	335	483,176
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	1,124	1,174,928

Security	Par (000)	Value

Insurance (continued)
3.00%, 02/11/23	$719	$756,147
3.13%, 03/15/26 (Call 12/15/25)	444	487,665
4.50%, 02/11/43	977	1,237,588
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)(a)	1,702	1,855,226
4.70%, 06/22/47 (Call 12/22/46)	1,102	1,164,433
5.63%, 05/15/30 (Call 02/15/30)	255	309,673
Brown & Brown Inc. 2.38%, 03/15/31 (Call 12/15/30)(a)	394	393,967
4.20%, 09/15/24 (Call 06/15/24)(a)	544	606,395
4.50%, 03/15/29 (Call 12/15/28)	450	522,713
Chubb Corp. (The), Series 1, 6.50%, 05/15/38(a)	200	308,718
Chubb INA Holdings Inc. 2.88%, 11/03/22 (Call 09/03/22)(a)	580	602,095
3.15%, 03/15/25	675	733,402
3.35%, 05/15/24	601	652,805
3.35%, 05/03/26 (Call 02/03/26)	825	911,609
4.35%, 11/03/45 (Call 05/03/45)	692	870,943
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	310	395,636
CNA Financial Corp. 2.05%, 08/15/30 (Call 05/15/30)(a)	25	24,525
3.45%, 08/15/27 (Call 05/10/27)	698	777,774
3.90%, 05/01/29 (Call 02/01/29)	674	769,138
3.95%, 05/15/24 (Call 02/15/24)	739	807,587
4.50%, 03/01/26 (Call 12/01/25)	1,335	1,530,979
CNO Financial Group Inc. 5.25%, 05/30/25 (Call 02/28/25)(a)	171	196,573
5.25%, 05/30/29 (Call 02/28/29)	300	353,280
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%, (Call 10/28/24)(a)(b)(c)(d)	1,000	1,108,500
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)(b)	635	634,381
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	150	171,583
Equitable Financial Life Global Funding 0.50%, 11/17/23(b)	522	522,517
1.40%, 07/07/25(b)	563	569,187
1.40%, 08/27/27(a)(b)	90	88,740
1.75%, 11/15/30(b)	260	250,179
Equitable Holdings Inc. 4.35%, 04/20/28 (Call 01/20/28)	1,564	1,786,256
5.00%, 04/20/48 (Call 10/20/47)	1,291	1,624,034
7.00%, 04/01/28(a)	29	37,216
Everest Reinsurance Holdings Inc. 3.50%, 10/15/50 (Call 04/15/50)	550	569,166
4.87%, 06/01/44(a)	240	297,815
Fairfax Financial Holdings Ltd. 4.63%, 04/29/30 (Call 01/29/30)(a)	507	559,802
4.85%, 04/17/28 (Call 01/17/28)	159	177,644
Fairfax U.S. Inc., 4.88%, 08/13/24(b)	200	222,194
Farmers Exchange Capital, 7.05%, 07/15/28(b)	500	611,163
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(b)(c)	400	517,408
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)(c)	65	81,212
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(b)(c)	290	310,657
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	664	765,951
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)(a)	492	488,773

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 08/15/28 (Call 05/15/28)	$702	$808,885
5.50%, 09/01/22	376	403,508
First American Financial Corp. 4.00%, 05/15/30 (Call 02/15/30)	68	76,789
4.60%, 11/15/24(a)	260	286,180
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	240	254,882
GA Global Funding Trust, 1.63%, 01/15/26(b)	625	631,456
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	445	484,326
Globe Life Inc. 2.15%, 08/15/30 (Call 05/15/30)(a)	805	796,700
4.55%, 09/15/28 (Call 06/15/28)(a)	745	877,181
Great-West Lifeco Finance 2018 LP 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	575	664,629
4.58%, 05/17/48 (Call 11/17/47)(a)(b)	490	611,257
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	70	82,159
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	80	79,213
Guardian Life Global Funding 0.88%, 12/10/25(b)	185	182,953
1.10%, 06/23/25(b)	223	222,720
1.40%, 07/06/27(b)	656	654,095
2.50%, 05/08/22(b)	30	30,791
2.90%, 05/06/24(b)	530	568,251
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(b)	530	546,910
4.85%, 01/24/77(b)	491	615,074
4.88%, 06/19/64(a)(b)	160	198,283
Hanover Insurance Group Inc. (The) 2.50%, 09/01/30 (Call 06/01/30)	255	260,375
4.50%, 04/15/26 (Call 01/15/26)	75	86,288
Harborwalk Funding Trust, 5.08%, 02/15/69 (Call 02/15/49)(b)(c)	580	720,038
Hartford Financial Services Group Inc. (The) 2.80%, 08/19/29 (Call 05/19/29)(a)	682	723,535
3.60%, 08/19/49 (Call 02/19/49)(a)	280	303,070
4.30%, 04/15/43	341	404,838
4.40%, 03/15/48 (Call 09/15/47)	604	738,772
5.95%, 10/15/36(a)	350	483,874
6.10%, 10/01/41(a)	451	641,237
6.63%, 03/30/40(a)	377	552,084
Jackson National Life Global Funding 2.50%, 06/27/22(a)(b)	310	318,636
2.65%, 06/21/24(b)	131	139,108
3.05%, 04/29/26(a)(b)	405	440,000
3.25%, 01/30/24(a)(b)	948	1,019,811
3.88%, 06/11/25(b)	842	933,329
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	250	247,369
Liberty Mutual Group Inc. 3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,266	1,390,235
3.95%, 05/15/60 (Call 11/15/59)(a)(b)	1,105	1,207,973
4.25%, 06/15/23(a)(b)	471	510,959
4.57%, 02/01/29(b)	1,250	1,479,857
6.50%, 03/15/35(b)	35	49,585
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	85	125,759
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)(a)	393	422,281
3.35%, 03/09/25	365	399,438
3.40%, 01/15/31 (Call 10/15/30)	255	281,199

Security	Par (000)	Value

Insurance (continued)
3.63%, 12/12/26 (Call 09/15/26)	$720	$805,920
3.80%, 03/01/28 (Call 12/01/27)	247	280,186
4.00%, 09/01/23	375	407,074
4.20%, 03/15/22	246	255,452
4.35%, 03/01/48 (Call 09/01/47)(a)	204	240,445
4.38%, 06/15/50 (Call 12/15/49)(a)	125	148,976
6.30%, 10/09/37	339	460,209
7.00%, 06/15/40	564	839,349
Loews Corp. 2.63%, 05/15/23 (Call 02/15/23)	640	667,530
3.20%, 05/15/30 (Call 02/15/30)	925	1,019,065
3.75%, 04/01/26 (Call 01/01/26)	1,006	1,125,381
4.13%, 05/15/43 (Call 11/15/42)	100	113,962
6.00%, 02/01/35	50	67,918
Manulife Financial Corp. 2.48%, 05/19/27 (Call 03/19/27)(a)	25	26,330
4.06%, 02/24/32 (Call 02/24/27)(a)(c)	510	561,261
4.15%, 03/04/26	215	245,720
5.38%, 03/04/46(a)	798	1,113,070
Markel Corp. 3.35%, 09/17/29 (Call 06/17/29)(a)	48	52,331
3.50%, 11/01/27 (Call 08/01/27)	320	352,293
4.15%, 09/17/50 (Call 03/17/50)(a)	490	569,758
4.30%, 11/01/47 (Call 05/01/47)	124	147,306
4.90%, 07/01/22	225	238,077
5.00%, 03/30/43	70	85,924
5.00%, 04/05/46	273	350,166
5.00%, 05/20/49 (Call 11/20/48)	655	855,733
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)(a)	340	344,315
3.30%, 03/14/23 (Call 01/14/23)	571	602,506
3.50%, 06/03/24 (Call 03/03/24)	330	357,660
3.50%, 03/10/25 (Call 12/10/24)	810	882,928
3.75%, 03/14/26 (Call 12/14/25)	996	1,113,003
3.88%, 03/15/24 (Call 02/15/24)	972	1,066,161
4.05%, 10/15/23 (Call 07/15/23)(a)	1,766	1,915,073
4.20%, 03/01/48 (Call 09/01/47)	421	511,195
4.35%, 01/30/47 (Call 07/30/46)	579	706,349
4.38%, 03/15/29 (Call 12/15/28)	721	848,669
4.75%, 03/15/39 (Call 09/15/38)(a)	327	414,821
4.90%, 03/15/49 (Call 09/15/48)	1,039	1,385,907
5.88%, 08/01/33	295	405,489
Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/50(a)(b)	152	155,493
3.73%, 10/15/70(b)	629	657,817
4.50%, 04/15/65(b)	25	28,145
4.90%, 04/01/77(b)	543	713,270
5.38%, 12/01/41(b)	25	30,574
MassMutual Global Funding II 1.55%, 10/09/30(a)(b)	150	144,561
2.25%, 07/01/22(b)	200	205,144
2.35%, 01/14/27(a)(b)	355	374,510
2.50%, 04/13/22(b)	355	363,835
2.50%, 10/17/22(a)(b)	55	56,980
2.75%, 06/22/24(b)	352	376,349
2.95%, 01/11/25(b)	280	300,373
3.40%, 03/08/26(b)	1,015	1,121,730
Meiji Yasuda Life Insurance Co. 5.10%, 04/26/48 (Call 04/26/28)(b)(c)	200	233,500
5.20%, 10/20/45 (Call 10/20/25)(b)(c)	1,911	2,174,336

58	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	$565	$634,592
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	730	1,024,737
MetLife Inc. 3.00%, 03/01/25(a)	922	999,820
3.05%, 12/15/22	287	300,971
3.60%, 04/10/24(a)	628	687,091
3.60%, 11/13/25 (Call 08/13/25)	772	859,763
4.05%, 03/01/45	720	855,188
4.13%, 08/13/42	250	299,763
4.55%, 03/23/30 (Call 12/23/29)(a)	401	481,935
4.60%, 05/13/46 (Call 11/13/45)	543	696,564
4.72%, 12/15/44(a)	702	899,046
4.88%, 11/13/43	849	1,118,483
5.70%, 06/15/35	1,345	1,889,464
5.88%, 02/06/41	585	840,721
6.38%, 06/15/34	338	496,589
6.40%, 12/15/36 (Call 12/15/31)	1,142	1,455,016
6.50%, 12/15/32	385	561,598
10.75%, 08/01/69 (Call 08/01/34)	305	517,102
Series D, 4.37%, 09/15/23	932	1,024,579
Metropolitan Life Global Funding I 0.90%, 06/08/23(b)	425	429,800
0.95%, 07/02/25(b)	575	572,570
1.95%, 01/13/23(b)	331	341,009
2.40%, 06/17/22(b)	775	795,320
2.65%, 04/08/22(b)	350	359,156
2.95%, 04/09/30(b)	90	97,586
3.00%, 01/10/23(b)	825	866,140
3.00%, 09/19/27(b)	409	448,411
3.05%, 06/17/29(a)(b)	1,020	1,117,993
3.45%, 12/18/26(b)	1,654	1,862,181
3.60%, 01/11/24(b)	325	353,025
3.88%, 04/11/22(a)(b)	311	323,355
Metropolitan Life Insurance Co., 7.80%, 11/01/25(a)(b)	470	596,043
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	175	184,187
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	67,139
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48)(b)(c)	50	51,024
Nationwide Financial Services Inc. 3.90%, 11/30/49 (Call 05/30/49)(a)(b)	711	767,133
5.30%, 11/18/44(a)(b)	350	416,551
6.75%, 05/15/67	35	42,175
Nationwide Mutual Insurance Co. 4.35%, 04/30/50 (Call 10/30/49)(a)(b)	1,499	1,641,566
7.88%, 04/01/33(b)	398	557,370
8.25%, 12/01/31(b)	50	69,101
9.38%, 08/15/39(b)	624	1,059,115
New York Life Global Funding 0.40%, 10/21/23(a)(b)	400	400,594
0.95%, 06/24/25(b)	1,214	1,210,444
1.10%, 05/05/23(b)	410	416,401
1.20%, 08/07/30(a)(b)	280	263,820
2.00%, 01/22/25(b)	1,034	1,074,880
2.25%, 07/12/22(b)	61	62,687
2.30%, 06/10/22(b)	970	997,210
2.88%, 04/10/24(b)	1,061	1,136,525
2.90%, 01/17/24(b)	130	139,056
3.00%, 01/10/28(b)	445	483,131

Security	Par (000)	Value

Insurance (continued)
New York Life Insurance Co. 3.75%, 05/15/50 (Call 11/15/49)(a)(b)	$645	$716,908
4.45%, 05/15/69 (Call 11/15/68)(a)(b)	900	1,118,573
5.88%, 05/15/33(b)	360	472,698
6.75%, 11/15/39(a)(b)	651	962,857
Nippon Life Insurance Co. 2.75%, 01/21/51 (Call 01/21/31)(b)(c)	525	520,597
3.40%, 01/23/50 (Call 01/23/30)(a)(b)(c)	807	835,245
4.00%, 09/19/47 (Call 09/19/27)(b)(c)	500	541,250
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	1,850	2,053,500
Northwestern Mutual Global Funding, 0.80%, 01/14/26(b)	120	118,682
Northwestern Mutual Life Insurance Co. (The) 3.63%, 09/30/59 (Call 03/30/59)(b)	1,324	1,408,308
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	741	832,216
6.06%, 03/30/40(a)(b)	210	293,779
Ohio National Financial Services Inc. 5.55%, 01/24/30 (Call 10/24/29)(a)(b)	300	321,564
6.63%, 05/01/31(b)	330	356,339
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(b)	325	379,639
Old Republic International Corp. 3.88%, 08/26/26 (Call 07/26/26)	65	73,390
4.88%, 10/01/24 (Call 09/01/24)	310	351,307
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	85	85,990
Pacific Life Global Funding II 0.50%, 09/23/23(b)	340	340,721
1.20%, 06/24/25(b)	886	890,085
1.45%, 01/20/28(b)	3,640	3,593,858
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(c)	795	898,350
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)(b)	1,050	1,090,389
PartnerRe Finance B LLC 3.70%, 07/02/29 (Call 04/02/29)	350	391,819
4.50%, 10/01/50 (Call 04/01/30)(a)(c)	335	349,436
Pricoa Global Funding I 0.80%, 09/01/25(a)(b)	577	570,984
2.40%, 09/23/24(b)	220	233,597
3.45%, 09/01/23(b)	610	656,438
Primerica Inc., 4.75%, 07/15/22	201	212,433
Principal Financial Group Inc. 2.13%, 06/15/30 (Call 03/15/30)	883	877,863
3.10%, 11/15/26 (Call 08/15/26)	275	301,125
3.13%, 05/15/23	772	815,549
3.30%, 09/15/22	110	114,741
3.40%, 05/15/25 (Call 02/15/25)	14	15,273
3.70%, 05/15/29 (Call 02/15/29)(a)	208	234,544
4.30%, 11/15/46 (Call 05/15/46)(a)	10	11,823
4.35%, 05/15/43	75	88,089
4.63%, 09/15/42(a)	545	661,021
6.05%, 10/15/36	142	195,092
Principal Life Global Funding II 0.50%, 01/08/24(b)	345	345,183
1.25%, 05/11/23(b)	290	295,763
1.25%, 06/23/25(b)	1,865	1,878,803
1.50%, 08/27/30(a)(b)	535	509,688
2.25%, 11/21/24(b)	948	1,000,393
2.50%, 09/16/29(b)	762	793,606
3.00%, 04/18/26(b)	1,110	1,203,603
ProAssurance Corp., 5.30%, 11/15/23	675	722,195

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The) 2.45%, 01/15/27	$835	$894,831
3.20%, 03/26/30 (Call 12/26/29)	910	1,014,164
3.70%, 01/26/45	240	268,706
3.95%, 03/26/50 (Call 09/26/49)	237	286,128
4.00%, 03/01/29 (Call 12/01/28)	735	855,554
4.13%, 04/15/47 (Call 10/15/46)	315	382,744
4.20%, 03/15/48 (Call 09/15/47)	825	1,015,513
4.35%, 04/25/44(a)	50	61,742
6.25%, 12/01/32	440	614,713
6.63%, 03/01/29	40	53,303
Protective Life Corp. 3.40%, 01/15/30 (Call 10/15/29)(b)	856	905,880
4.30%, 09/30/28 (Call 06/30/28)(b)	359	405,169
Protective Life Global Funding 0.47%, 01/12/24(b)	145	144,473
0.63%, 10/13/23(b)	150	150,902
1.17%, 07/15/25(b)	100	100,107
1.74%, 09/21/30(a)(b)	650	630,201
2.62%, 08/22/22(a)(b)	700	723,557
3.10%, 04/15/24(b)	445	478,289
Prudential Financial Inc. 1.50%, 03/10/26 (Call 02/10/26)(a)	255	260,898
2.10%, 03/10/30 (Call 12/10/29)	165	169,842
3.00%, 03/10/40 (Call 09/10/39)	350	359,340
3.50%, 05/15/24	589	645,527
3.70%, 10/01/50 (Call 07/01/30)(a)(c)	425	435,094
3.70%, 03/13/51 (Call 09/13/50)	1,286	1,421,366
3.88%, 03/27/28 (Call 12/27/27)(a)	661	765,977
3.91%, 12/07/47 (Call 06/07/47)	712	811,587
3.94%, 12/07/49 (Call 06/07/49)	932	1,066,225
4.35%, 02/25/50 (Call 08/25/49)	846	1,019,674
4.42%, 03/27/48 (Call 09/27/47)	150	181,780
4.50%, 09/15/47 (Call 09/15/27)(a)(c)	948	1,053,515
4.60%, 05/15/44	350	433,530
5.20%, 03/15/44 (Call 03/15/24)(c)	106	113,149
5.38%, 05/15/45 (Call 05/15/25)(c)	815	903,580
5.63%, 06/15/43 (Call 06/15/23)(c)	817	879,158
5.70%, 12/14/36	397	551,106
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	848	975,761
5.88%, 09/15/42 (Call 09/15/22)(c)	685	723,767
6.63%, 12/01/37(a)	331	477,434
6.63%, 06/21/40	245	359,845
Series B, 5.75%, 07/15/33(a)	56	74,217
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	400	514,990
Prudential PLC, 3.13%, 04/14/30(a)	573	625,499
Reinsurance Group of America Inc. 3.15%, 06/15/30 (Call 03/15/30)	200	213,016
3.90%, 05/15/29 (Call 02/15/29)(a)	1,064	1,184,663
Reliance Standard Life Global Funding II 2.50%, 10/30/24(b)	370	389,135
2.63%, 07/22/22(b)	10	10,291
2.75%, 01/21/27(b)	810	866,259
3.85%, 09/19/23(b)	775	836,297
RenaissanceRe Finance Inc. 3.45%, 07/01/27 (Call 04/01/27)	344	377,362
3.70%, 04/01/25 (Call 01/01/25)	26	28,434
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	35	38,877

Security	Par (000)	Value

Insurance (continued)
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	$213	$226,386
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	440	510,217
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	50	61,199
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	125	126,312
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	275	377,853
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	390	419,909
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	200	222,750
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	1,624	1,861,104
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	588	693,121
Teachers Insurance & Annuity Association of America 3.30%, 05/15/50 (Call 11/15/49)(a)(b)	750	761,838
4.27%, 05/15/47 (Call 11/15/46)(b)	1,576	1,846,642
4.38%, 09/15/54 (Call 09/15/24)(b)(c)	105	112,087
4.90%, 09/15/44(b)	847	1,066,559
6.85%, 12/16/39(b)	921	1,369,696
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	495	758,239
Travelers Companies Inc. (The) 2.55%, 04/27/50 (Call 10/27/49)(a)	110	102,796
3.75%, 05/15/46 (Call 11/15/45)	468	534,621
4.00%, 05/30/47 (Call 11/30/46)	406	482,826
4.05%, 03/07/48 (Call 09/07/47)	83	99,942
4.10%, 03/04/49 (Call 09/04/48)	542	663,118
4.30%, 08/25/45 (Call 02/25/45)	220	270,789
4.60%, 08/01/43(a)	375	479,736
5.35%, 11/01/40	696	954,491
6.25%, 06/15/37	980	1,422,595
6.75%, 06/20/36	340	516,630
Travelers Property Casualty Corp., 6.38%, 03/15/33	434	625,058
Trinity Acquisition PLC, 6.13%, 08/15/43	370	523,854
Unum Group 3.88%, 11/05/25	20	21,871
4.00%, 03/15/24	595	649,878
4.00%, 06/15/29 (Call 03/15/29)(a)	61	67,369
4.50%, 03/15/25 (Call 02/15/25)(a)	65	72,855
4.50%, 12/15/49 (Call 06/15/49)(a)	240	248,247
5.75%, 08/15/42	241	290,685
Validus Holdings Ltd., 8.88%, 01/26/40	267	424,995
Voya Financial Inc. 3.13%, 07/15/24 (Call 05/15/24)	64	69,048
3.65%, 06/15/26(a)	943	1,060,537
4.70%, 01/23/48 (Call 01/23/28)(a)(c)	260	268,534
4.80%, 06/15/46(a)	375	457,763
5.65%, 05/15/53 (Call 05/15/23)(a)(c)	835	890,745
5.70%, 07/15/43	190	251,473
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	250	318,504
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(b)	100	120,083
Willis North America Inc. 2.95%, 09/15/29 (Call 06/15/29)(a)	523	555,580
3.60%, 05/15/24 (Call 03/15/24)	205	222,761
3.88%, 09/15/49 (Call 03/15/49)	533	598,617
4.50%, 09/15/28 (Call 06/15/28)	715	831,228
5.05%, 09/15/48 (Call 03/15/48)	425	556,057

60	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
WR Berkley Corp. 4.00%, 05/12/50 (Call 11/12/49)	$705	$797,758
4.75%, 08/01/44	235	283,953
XLIT Ltd. 4.45%, 03/31/25(a)	269	303,895
5.25%, 12/15/43	100	134,853
5.50%, 03/31/45(a)	450	599,558

		267,208,903

Internet — 1.4%
Alibaba Group Holding Ltd. 2.80%, 06/06/23 (Call 05/06/23)	1,015	1,063,288
3.40%, 12/06/27 (Call 09/06/27)	1,775	1,943,289
3.60%, 11/28/24 (Call 08/28/24)	2,882	3,157,100
4.00%, 12/06/37 (Call 06/06/37)	925	1,043,292
4.20%, 12/06/47 (Call 06/06/47)	775	878,363
4.40%, 12/06/57 (Call 06/06/57)	690	821,692
4.50%, 11/28/34 (Call 05/28/34)(a)	980	1,159,215
Alphabet Inc. 0.45%, 08/15/25 (Call 07/15/25)(a)	100	98,579
0.80%, 08/15/27 (Call 06/15/27)(a)	1,140	1,108,159
1.10%, 08/15/30 (Call 05/15/30)(a)	2,190	2,067,502
1.90%, 08/15/40 (Call 02/15/40)	514	462,306
2.00%, 08/15/26 (Call 05/15/26)	1,787	1,880,161
2.05%, 08/15/50 (Call 02/15/50)	2,700	2,324,986
2.25%, 08/15/60 (Call 02/15/60)	1,357	1,147,631
3.38%, 02/25/24(a)	586	637,277
Amazon.com Inc. 0.40%, 06/03/23	1,024	1,026,546
0.80%, 06/03/25 (Call 05/03/25)	655	653,983
1.20%, 06/03/27 (Call 04/03/27)	979	974,643
1.50%, 06/03/30 (Call 03/03/30)	1,229	1,196,980
2.40%, 02/22/23 (Call 01/22/23)	878	913,126
2.50%, 11/29/22 (Call 08/29/22)	475	491,108
2.50%, 06/03/50 (Call 12/03/49)	2,078	1,921,039
2.70%, 06/03/60 (Call 12/03/59)	1,669	1,539,935
2.80%, 08/22/24 (Call 06/22/24)	1,227	1,319,878
3.15%, 08/22/27 (Call 05/22/27)	2,357	2,612,531
3.80%, 12/05/24 (Call 09/05/24)(a)	1,399	1,555,203
3.88%, 08/22/37 (Call 02/22/37)	2,569	3,037,713
4.05%, 08/22/47 (Call 02/22/47)	1,630	1,944,129
4.25%, 08/22/57 (Call 02/22/57)	1,652	2,061,971
4.80%, 12/05/34 (Call 06/05/34)(a)	803	1,041,138
4.95%, 12/05/44 (Call 06/05/44)	1,440	1,932,512
5.20%, 12/03/25 (Call 09/03/25)	1,167	1,385,091
Baidu Inc. 2.88%, 07/06/22	665	680,701
3.08%, 04/07/25 (Call 03/07/25)	200	211,659
3.50%, 11/28/22	600	626,914
3.63%, 07/06/27(a)	1,145	1,257,268
3.88%, 09/29/23 (Call 08/29/23)	535	572,836
4.38%, 03/29/28 (Call 12/29/27)	325	366,325
4.88%, 11/14/28 (Call 08/14/28)(a)	200	233,487
Booking Holdings Inc. 2.75%, 03/15/23 (Call 02/15/23)	911	950,647
3.55%, 03/15/28 (Call 12/15/27)	734	822,669
3.60%, 06/01/26 (Call 03/01/26)	1,141	1,264,585
3.65%, 03/15/25 (Call 12/15/24)	410	449,409
4.10%, 04/13/25 (Call 03/13/25)	344	383,218
4.50%, 04/13/27 (Call 02/13/27)(a)	300	350,779
4.63%, 04/13/30 (Call 01/13/30)	1,420	1,695,555

Security	Par (000)	Value

Internet (continued)
E*TRADE Financial Corp. 2.95%, 08/24/22 (Call 07/24/22)	$435	$450,360
3.80%, 08/24/27 (Call 05/24/27)(a)	829	938,385
4.50%, 06/20/28 (Call 03/20/28)	420	489,602
eBay Inc. 1.90%, 03/11/25 (Call 02/11/25)	224	231,150
2.60%, 07/15/22 (Call 04/15/22)	1,237	1,267,563
2.70%, 03/11/30 (Call 12/11/29)	442	458,905
2.75%, 01/30/23 (Call 12/30/22)	260	271,108
3.45%, 08/01/24 (Call 05/01/24)	1,208	1,310,039
3.60%, 06/05/27 (Call 03/05/27)	113	126,263
4.00%, 07/15/42 (Call 01/15/42)	848	946,048
Expedia Group Inc. 2.95%, 03/15/31 (Call 12/15/30)(b)	555	549,449
3.25%, 02/15/30 (Call 11/15/29)	1,097	1,124,746
3.60%, 12/15/23 (Call 11/15/23)(b)	110	117,427
3.80%, 02/15/28 (Call 11/15/27)(a)	149	159,829
4.50%, 08/15/24 (Call 05/15/24)	564	620,116
4.63%, 08/01/27 (Call 05/01/27)(b)	130	144,673
5.00%, 02/15/26 (Call 11/15/25)(a)	707	798,982
6.25%, 05/01/25 (Call 02/01/25)(b)	125	146,399
7.00%, 05/01/25 (Call 03/03/21)(b)	200	221,111
JD.com Inc. 3.38%, 01/14/30 (Call 10/14/29)(a)	1,140	1,217,572
3.88%, 04/29/26	225	247,323
Prosus NV 3.68%, 01/21/30 (Call 10/21/29)(a)(b)	1,150	1,221,073
3.83%, 02/08/51 (Call 08/08/50)(b)	1,000	908,118
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	965	1,092,284
TD Ameritrade Holding Corp. 2.75%, 10/01/29 (Call 07/01/29)(a)	772	821,226
2.95%, 04/01/22 (Call 02/01/22)	360	368,757
3.30%, 04/01/27 (Call 01/01/27)	920	1,017,097
3.63%, 04/01/25 (Call 01/01/25)	497	546,858
3.75%, 04/01/24 (Call 03/01/24)(a)	305	333,581
Tencent Holdings Ltd. 1.81%, 01/26/26 (Call 12/26/25)(a)(b)	200	201,337
2.39%, 06/03/30 (Call 03/03/30)(b)	1,500	1,490,107
3.24%, 06/03/50 (Call 12/03/49)(a)(b)	1,480	1,433,483
3.28%, 04/11/24 (Call 03/11/24)(b)	360	385,329
3.29%, 06/03/60 (Call 12/03/59)(b)	460	445,990
3.58%, 04/11/26 (Call 02/11/26)(b)	368	401,212
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	1,220	1,325,674
3.93%, 01/19/38 (Call 07/19/37)(b)	250	271,677
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	2,055	2,281,976
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	500	596,625
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	250	240,446
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	100	101,685

		82,588,003

Iron & Steel — 0.3%
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(b)	125	140,063
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	435	468,365
Nucor Corp. 2.00%, 06/01/25 (Call 05/01/25)	567	587,367
2.70%, 06/01/30 (Call 03/01/30)	170	178,756
2.98%, 12/15/55 (Call 06/15/55)(b)	1,365	1,303,957
3.95%, 05/01/28 (Call 02/01/28)(a)	535	614,253
4.00%, 08/01/23 (Call 05/01/23)	625	672,850

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
4.13%, 09/15/22 (Call 06/15/22)	$978	$1,023,379
POSCO 2.38%, 11/12/22(b)	275	282,154
2.38%, 01/17/23(b)	200	205,753
4.00%, 08/01/23(b)	200	215,140
Reliance Steel & Aluminum Co. 1.30%, 08/15/25 (Call 07/15/25)	215	214,989
4.50%, 04/15/23 (Call 01/15/23)	1,121	1,203,672
Steel Dynamics Inc. 1.65%, 10/15/27 (Call 08/15/27)(a)	37	37,210
2.40%, 06/15/25 (Call 05/15/25)	155	162,708
2.80%, 12/15/24 (Call 11/15/24)	590	631,742
3.25%, 01/15/31 (Call 10/15/30)	300	322,100
3.25%, 10/15/50 (Call 04/15/50)(a)	589	572,335
3.45%, 04/15/30 (Call 01/15/30)	730	792,996
5.00%, 12/15/26 (Call 12/15/21)	1,005	1,060,917
Vale Overseas Ltd. 3.75%, 07/08/30 (Call 04/08/30)	1,133	1,204,152
6.25%, 08/10/26	1,361	1,642,046
6.88%, 11/21/36	1,140	1,551,118
6.88%, 11/10/39	927	1,273,476
8.25%, 01/17/34	25	36,219
Vale SA, 5.63%, 09/11/42	100	125,130

		16,522,847

Leisure Time — 0.0%
Harley-Davidson Inc. 3.50%, 07/28/25 (Call 04/28/25)(a)	820	882,119
4.63%, 07/28/45 (Call 01/28/45)	227	245,547

		1,127,666

Lodging — 0.2%
Choice Hotels International Inc. 3.70%, 12/01/29 (Call 09/01/29)	476	504,446
3.70%, 01/15/31 (Call 10/15/30)(a)	325	342,862
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	464	486,287
4.38%, 09/15/28 (Call 06/15/28)	486	530,104
4.85%, 03/15/26 (Call 12/15/25)	167	185,932
5.38%, 04/23/25 (Call 03/23/25)	222	249,912
5.75%, 04/23/30 (Call 01/23/30)	185	220,032
Las Vegas Sands Corp. 2.90%, 06/25/25 (Call 05/25/25)	1,010	1,046,586
3.20%, 08/08/24 (Call 07/08/24)	412	432,540
3.50%, 08/18/26 (Call 06/18/26)	830	879,130
3.90%, 08/08/29 (Call 05/08/29)	902	961,468
Marriott International Inc./MD 3.13%, 02/15/23 (Call 11/15/22)	80	82,659
3.60%, 04/15/24 (Call 03/15/24)	170	181,799
3.75%, 03/15/25 (Call 12/15/24)	510	545,841
3.75%, 10/01/25 (Call 07/01/25)	515	554,942
4.50%, 10/01/34 (Call 04/01/34)	403	441,845
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	365	413,011
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	564	651,232
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	540	614,995
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	540	568,958
Series R, 3.13%, 06/15/26 (Call 03/15/26)	731	767,942
Series X, 4.00%, 04/15/28 (Call 01/15/28)	743	807,994
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	405	436,883
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	1,295	1,387,165

Security	Par (000)	Value

Lodging (continued)
5.13%, 08/08/25 (Call 06/08/25)	$325	$363,376
5.40%, 08/08/28 (Call 05/08/28)	900	1,032,228

		14,690,169

Machinery — 1.0%
ABB Finance USA Inc., 2.88%, 05/08/22	861	886,974
Caterpillar Financial Services Corp. 0.45%, 09/14/23(a)	795	796,146
0.65%, 07/07/23	452	455,331
0.80%, 11/13/25	320	316,708
1.10%, 09/14/27	200	196,573
1.45%, 05/15/25	490	499,644
1.90%, 09/06/22	528	540,973
1.95%, 11/18/22	273	280,649
2.15%, 11/08/24	1,640	1,731,810
2.55%, 11/29/22	625	649,617
2.63%, 03/01/23	176	184,178
2.85%, 06/01/22	175	180,610
2.85%, 05/17/24	644	689,922
3.25%, 12/01/24(a)	546	598,641
3.30%, 06/09/24	960	1,043,614
3.45%, 05/15/23	799	853,536
3.65%, 12/07/23	1,240	1,351,499
3.75%, 11/24/23	504	550,062
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/15/21)	812	831,564
2.60%, 09/19/29 (Call 06/19/29)(a)	631	670,955
2.60%, 04/09/30 (Call 01/09/30)	428	452,518
3.25%, 09/19/49 (Call 03/19/49)	832	889,502
3.25%, 04/09/50 (Call 10/09/49)	606	647,078
3.40%, 05/15/24 (Call 02/15/24)	138	149,702
3.80%, 08/15/42	965	1,124,273
4.30%, 05/15/44 (Call 11/15/43)	244	303,051
4.75%, 05/15/64 (Call 11/15/63)(a)	635	875,789
5.20%, 05/27/41	845	1,145,548
5.30%, 09/15/35(a)	340	456,599
6.05%, 08/15/36(a)	40	57,328
CNH Industrial Capital LLC 1.88%, 01/15/26 (Call 12/15/25)(a)	690	709,853
1.95%, 07/02/23(a)	215	221,760
4.20%, 01/15/24	107	117,266
4.38%, 04/05/22	941	978,788
CNH Industrial NV 3.85%, 11/15/27 (Call 08/15/27)(a)	292	330,307
4.50%, 08/15/23	793	866,110
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	150	154,127
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	613	627,649
2.75%, 04/15/25 (Call 03/15/25)	674	723,944
2.88%, 09/07/49 (Call 03/07/49)	445	446,268
3.10%, 04/15/30 (Call 01/15/30)(a)	915	1,005,252
3.75%, 04/15/50 (Call 10/15/49)	844	991,532
3.90%, 06/09/42 (Call 12/09/41)	817	969,794
5.38%, 10/16/29(a)	456	583,651
7.13%, 03/03/31	20	28,531
Dover Corp. 2.95%, 11/04/29 (Call 08/04/29)(a)	238	252,402
3.15%, 11/15/25 (Call 08/15/25)	305	331,393
5.38%, 10/15/35(a)	433	559,479
5.38%, 03/01/41 (Call 12/01/40)(a)	332	417,973

62	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Flowserve Corp. 3.50%, 10/01/30 (Call 07/01/30)(a)	$545	$577,290
4.00%, 11/15/23 (Call 08/15/23)	410	431,971
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	75	79,648
John Deere Capital Corp. 0.40%, 10/10/23	220	220,722
0.70%, 07/05/23	786	793,671
0.70%, 01/15/26	150	147,756
1.20%, 04/06/23	195	198,578
1.45%, 01/15/31	86	82,504
1.75%, 03/09/27(a)	663	679,351
1.95%, 06/13/22	690	705,291
2.05%, 01/09/25	722	756,743
2.15%, 09/08/22	627	644,586
2.25%, 09/14/26(a)	625	663,808
2.45%, 01/09/30(a)	869	918,907
2.60%, 03/07/24	787	838,860
2.65%, 06/24/24	89	95,030
2.65%, 06/10/26	598	645,400
2.70%, 01/06/23	222	231,968
2.80%, 01/27/23	635	665,378
2.80%, 03/06/23(a)	882	927,179
2.80%, 09/08/27	543	590,186
2.80%, 07/18/29	722	778,069
2.95%, 04/01/22	280	288,238
3.05%, 01/06/28	155	170,154
3.35%, 06/12/24	452	492,803
3.40%, 09/11/25	100	110,201
3.45%, 06/07/23	261	279,387
3.45%, 01/10/24	396	430,698
3.45%, 03/13/25	795	875,365
3.45%, 03/07/29(a)	168	189,451
3.65%, 10/12/23	652	709,240
nVent Finance Sarl 3.95%, 04/15/23 (Call 03/15/23)	150	157,545
4.55%, 04/15/28 (Call 01/15/28)	60	63,884
Oshkosh Corp. 3.10%, 03/01/30 (Call 12/01/29)	100	105,743
4.60%, 05/15/28 (Call 02/15/28)	325	373,503
Otis Worldwide Corp. 2.06%, 04/05/25 (Call 03/05/25)	874	911,550
2.29%, 04/05/27 (Call 02/05/27)	370	386,971
2.57%, 02/15/30 (Call 11/15/29)	983	1,011,986
3.11%, 02/15/40 (Call 08/15/39)	211	217,033
3.36%, 02/15/50 (Call 08/15/49)	804	836,215
Rockwell Automation Inc. 2.88%, 03/01/25 (Call 12/01/24)	100	106,835
3.50%, 03/01/29 (Call 12/01/28)(a)	530	599,413
4.20%, 03/01/49 (Call 09/01/48)(a)	415	513,131
6.25%, 12/01/37(a)	372	525,965
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)	389	414,845
3.45%, 11/15/26 (Call 08/15/26)	804	868,817
4.38%, 08/15/23 (Call 05/15/23)(a)	360	382,098
4.40%, 03/15/24 (Call 02/15/24)(a)	715	780,897
4.95%, 09/15/28 (Call 06/15/28)	1,069	1,256,343
Xylem Inc./NY 1.95%, 01/30/28 (Call 11/30/27)(a)	648	662,652
2.25%, 01/30/31 (Call 10/30/30)	1,032	1,046,093
3.25%, 11/01/26 (Call 08/01/26)	575	634,331

Security	Par (000)	Value

Machinery (continued)
4.38%, 11/01/46 (Call 05/01/46)(a)	$230	$268,133

		57,068,889

Manufacturing — 1.0%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)	86	88,393
2.00%, 02/14/25 (Call 01/14/25)(a)	606	633,696
2.25%, 03/15/23 (Call 02/15/23)	1,004	1,045,115
2.25%, 09/19/26 (Call 06/19/26)(a)	991	1,051,225
2.38%, 08/26/29 (Call 05/26/29)(a)	386	403,309
2.65%, 04/15/25 (Call 03/15/25)	444	474,708
2.88%, 10/15/27 (Call 07/15/27)	1,065	1,167,596
3.00%, 08/07/25(a)	707	772,837
3.05%, 04/15/30 (Call 01/15/30)(a)	469	513,473
3.13%, 09/19/46 (Call 03/19/46)	575	596,860
3.25%, 02/14/24 (Call 01/14/24)	1,264	1,367,088
3.25%, 08/26/49 (Call 02/26/49)(a)	1,020	1,084,214
3.38%, 03/01/29 (Call 12/01/28)	1,005	1,119,638
3.63%, 09/14/28 (Call 06/14/28)(a)	769	872,097
3.63%, 10/15/47 (Call 04/15/47)(a)	53	59,586
3.70%, 04/15/50 (Call 10/15/49)(a)	322	366,969
4.00%, 09/14/48 (Call 03/14/48)	740	884,028
5.70%, 03/15/37(a)	425	579,804
Carlisle Companies Inc. 2.75%, 03/01/30 (Call 12/01/29)	220	227,715
3.50%, 12/01/24 (Call 10/01/24)	374	407,309
3.75%, 11/15/22 (Call 08/15/22)	95	99,618
3.75%, 12/01/27 (Call 09/01/27)	590	664,595
Eaton Corp. 2.75%, 11/02/22	390	405,476
3.10%, 09/15/27 (Call 06/15/27)	225	247,816
3.92%, 09/15/47 (Call 03/15/47)	150	171,436
4.00%, 11/02/32	802	941,733
4.15%, 11/02/42	920	1,092,522
General Electric Co. 2.70%, 10/09/22	318	330,068
3.38%, 03/11/24	791	855,160
3.45%, 05/15/24 (Call 02/13/24)	844	910,884
3.45%, 05/01/27 (Call 03/01/27)(a)	801	879,737
3.63%, 05/01/30 (Call 02/01/30)(a)	315	343,716
4.13%, 10/09/42	984	1,085,872
4.25%, 05/01/40 (Call 11/01/39)	870	966,108
4.35%, 05/01/50 (Call 11/01/49)	1,820	2,024,079
4.50%, 03/11/44	956	1,094,852
5.55%, 01/05/26	385	458,967
5.88%, 01/14/38	2,453	3,220,166
6.15%, 08/07/37	388	514,993
6.75%, 03/15/32	2,372	3,205,403
6.88%, 01/10/39	1,884	2,688,286
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)	1,390	1,502,827
3.50%, 03/01/24 (Call 12/01/23)	407	441,850
3.90%, 09/01/42 (Call 03/01/42)	1,025	1,230,962
4.88%, 09/15/41 (Call 03/15/41)	230	303,007
Parker-Hannifin Corp. 2.70%, 06/14/24 (Call 05/14/24)(a)	212	226,086
3.25%, 03/01/27 (Call 12/01/26)	782	866,085
3.25%, 06/14/29 (Call 03/14/29)	489	534,594
3.30%, 11/21/24 (Call 08/21/24)	177	192,789
3.50%, 09/15/22	81	84,802
4.00%, 06/14/49 (Call 12/14/48)	630	736,347

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.10%, 03/01/47 (Call 09/01/46)(a)	$580	$681,796
4.20%, 11/21/34 (Call 05/21/34)	629	740,221
4.45%, 11/21/44 (Call 05/21/44)	357	435,255
6.25%, 05/15/38(a)	280	392,403
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	125	144,650
Siemens Financieringsmaatschappij NV 2.00%, 09/15/23(b)	360	371,906
2.35%, 10/15/26(b)	650	690,643
2.90%, 05/27/22(a)(b)	1,170	1,208,704
3.25%, 05/27/25(b)	960	1,042,594
3.30%, 09/15/46(b)	855	909,450
3.40%, 03/16/27(a)(b)	1,546	1,717,398
4.20%, 03/16/47(a)(b)	905	1,095,082
4.40%, 05/27/45(a)(b)	635	783,972
6.13%, 08/17/26(b)	820	1,033,980
Textron Inc. 2.45%, 03/15/31 (Call 12/15/30)(a)	707	698,033
3.00%, 06/01/30 (Call 03/01/30)(a)	770	802,769
3.38%, 03/01/28 (Call 12/01/27)(a)	25	26,917
3.65%, 03/15/27 (Call 12/15/26)	330	362,002
3.88%, 03/01/25 (Call 12/01/24)	305	332,916
3.90%, 09/17/29 (Call 06/17/29)	254	281,845
4.00%, 03/15/26 (Call 12/15/25)	386	430,633
4.30%, 03/01/24 (Call 12/01/23)	500	545,120
Trane Technologies Global Holding Co. Ltd. 3.75%, 08/21/28 (Call 05/21/28)(a)	149	167,821
4.25%, 06/15/23(a)	1,134	1,226,285
4.30%, 02/21/48 (Call 08/21/47)(a)	195	233,253
5.75%, 06/15/43	319	448,857
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/26 (Call 01/21/26)	222	244,646
3.55%, 11/01/24 (Call 08/01/24)	245	268,276
3.80%, 03/21/29 (Call 12/21/28)	709	805,493
4.50%, 03/21/49 (Call 09/21/48)	254	314,017
4.65%, 11/01/44 (Call 05/01/44)(a)	410	503,931

		60,977,364

Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 02/01/32 (Call 11/01/31)	884	847,048
2.80%, 04/01/31 (Call 01/01/31)	1,382	1,399,386
3.50%, 06/01/41 (Call 12/01/40)	250	241,752
3.70%, 04/01/51 (Call 10/01/50)(a)	1,290	1,226,921
3.75%, 02/15/28 (Call 11/15/27)	912	999,845
3.85%, 04/01/61 (Call 10/01/60)	1,425	1,318,014
4.20%, 03/15/28 (Call 12/15/27)	988	1,107,521
4.46%, 07/23/22 (Call 05/23/22)	1,040	1,088,233
4.50%, 02/01/24 (Call 01/01/24)	1,110	1,222,034
4.80%, 03/01/50 (Call 09/01/49)	2,042	2,245,551
4.91%, 07/23/25 (Call 04/23/25)(a)	2,273	2,594,794
5.05%, 03/30/29 (Call 12/30/28)(a)	1,146	1,344,754
5.13%, 07/01/49 (Call 01/01/49)	975	1,121,189
5.38%, 04/01/38 (Call 10/01/37)(a)	27	32,317
5.38%, 05/01/47 (Call 11/01/46)	1,888	2,219,336
5.75%, 04/01/48 (Call 10/01/47)	1,979	2,439,741
6.38%, 10/23/35 (Call 04/23/35)	1,545	2,050,976
6.48%, 10/23/45 (Call 04/23/45)	2,524	3,383,383
6.83%, 10/23/55 (Call 04/23/55)	425	607,841
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	834	963,762

Security	Par (000)	Value

Media (continued)
Comcast Corp. 1.50%, 02/15/31 (Call 11/15/30)	$1,035	$979,272
1.95%, 01/15/31 (Call 10/15/30)	705	694,101
2.35%, 01/15/27 (Call 10/15/26)	1,715	1,803,172
2.45%, 08/15/52 (Call 02/15/52)	1,155	1,009,048
2.65%, 02/01/30 (Call 11/01/29)	1,484	1,557,518
2.65%, 08/15/62 (Call 02/15/62)	948	836,782
2.80%, 01/15/51 (Call 07/15/50)	1,290	1,208,086
3.00%, 02/01/24 (Call 01/01/24)	1,252	1,340,711
3.10%, 04/01/25 (Call 03/01/25)	580	627,647
3.15%, 03/01/26 (Call 12/01/25)	1,432	1,567,150
3.15%, 02/15/28 (Call 11/15/27)	1,498	1,639,268
3.20%, 07/15/36 (Call 01/15/36)	690	743,025
3.25%, 11/01/39 (Call 05/01/39)	1,243	1,323,574
3.30%, 02/01/27 (Call 11/01/26)	337	373,177
3.30%, 04/01/27 (Call 02/01/27)	150	165,933
3.38%, 02/15/25 (Call 11/15/24)	693	754,479
3.38%, 08/15/25 (Call 05/15/25)	1,935	2,123,531
3.40%, 04/01/30 (Call 01/01/30)	1,404	1,560,869
3.40%, 07/15/46 (Call 01/15/46)	1,306	1,374,612
3.45%, 02/01/50 (Call 08/01/49)	1,363	1,444,002
3.55%, 05/01/28 (Call 02/01/28)	855	955,548
3.60%, 03/01/24(a)	1,422	1,553,446
3.70%, 04/15/24 (Call 03/15/24)(a)	1,597	1,751,028
3.75%, 04/01/40 (Call 10/01/39)	940	1,061,039
3.90%, 03/01/38 (Call 09/01/37)	164	189,645
3.95%, 10/15/25 (Call 08/15/25)	2,749	3,095,588
3.97%, 11/01/47 (Call 05/01/47)	1,365	1,558,462
4.00%, 08/15/47 (Call 02/15/47)	818	946,326
4.00%, 03/01/48 (Call 09/01/47)	42	47,923
4.00%, 11/01/49 (Call 05/01/49)	1,589	1,827,878
4.05%, 11/01/52 (Call 05/01/52)	1,119	1,287,772
4.15%, 10/15/28 (Call 07/15/28)	2,919	3,395,149
4.20%, 08/15/34 (Call 02/15/34)	771	911,549
4.25%, 10/15/30 (Call 07/15/30)	1,564	1,842,896
4.25%, 01/15/33	1,099	1,316,896
4.40%, 08/15/35 (Call 02/15/35)	86	104,056
4.50%, 01/15/43	635	779,876
4.60%, 10/15/38 (Call 04/15/38)	2,585	3,220,038
4.60%, 08/15/45 (Call 02/15/45)	1,144	1,432,560
4.65%, 07/15/42	1,240	1,551,999
4.70%, 10/15/48 (Call 04/15/48)	2,760	3,501,449
4.75%, 03/01/44	607	771,523
4.95%, 10/15/58 (Call 04/15/58)	1,619	2,200,966
5.65%, 06/15/35(a)	1,038	1,403,462
6.40%, 05/15/38	297	436,662
6.40%, 03/01/40(a)	115	170,504
6.45%, 03/15/37	775	1,126,828
6.50%, 11/15/35	1,085	1,571,246
6.55%, 07/01/39	100	148,291
6.95%, 08/15/37	835	1,273,395
7.05%, 03/15/33	469	690,994
Cox Communications Inc. 1.80%, 10/01/30 (Call 07/01/30)(a)(b)	1,190	1,137,792
2.95%, 06/30/23 (Call 03/30/23)(a)(b)	640	671,958
2.95%, 10/01/50 (Call 04/01/50)(a)(b)	475	438,313
3.15%, 08/15/24 (Call 06/15/24)(a)(b)	780	839,097
3.25%, 12/15/22(b)	16	16,777
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	1,311	1,435,062
3.50%, 08/15/27 (Call 05/15/27)(b)	501	555,328

64	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.85%, 02/01/25 (Call 11/01/24)(b)	$25	$27,495
4.50%, 06/30/43 (Call 12/30/42)(a)(b)	335	393,047
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	628	759,523
4.70%, 12/15/42(b)	495	600,753
4.80%, 02/01/35 (Call 08/01/34)(b)	743	907,317
6.45%, 12/01/36(b)	440	601,564
8.38%, 03/01/39(a)(b)	295	501,126
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	185	193,911
3.45%, 03/15/25 (Call 12/15/24)	70	75,535
3.63%, 05/15/30 (Call 02/15/30)	117	128,687
3.80%, 03/13/24 (Call 01/13/24)	130	141,085
3.90%, 11/15/24 (Call 08/15/24)	1,161	1,281,151
3.95%, 06/15/25 (Call 03/15/25)(a)	505	558,690
3.95%, 03/20/28 (Call 12/20/27)	1,721	1,921,557
4.00%, 09/15/55 (Call 03/15/55)(b)	1,386	1,419,588
4.13%, 05/15/29 (Call 02/15/29)	907	1,027,632
4.65%, 05/15/50 (Call 11/15/49)	302	350,066
4.88%, 04/01/43	315	374,904
4.90%, 03/11/26 (Call 12/11/25)	751	866,290
4.95%, 05/15/42	40	46,789
5.00%, 09/20/37 (Call 03/20/37)(a)	550	663,464
5.20%, 09/20/47 (Call 03/20/47)	1,288	1,586,084
5.30%, 05/15/49 (Call 11/15/48)	720	896,820
6.35%, 06/01/40	150	206,464
Fox Corp. 3.05%, 04/07/25 (Call 03/07/25)	355	381,419
3.50%, 04/08/30 (Call 01/08/30)(a)	388	422,228
4.03%, 01/25/24 (Call 12/25/23)	1,266	1,384,127
4.71%, 01/25/29 (Call 10/25/28)	1,449	1,700,383
5.48%, 01/25/39 (Call 07/25/38)(a)	756	970,666
5.58%, 01/25/49 (Call 07/25/48)	1,270	1,671,847
Grupo Televisa SAB 4.63%, 01/30/26 (Call 10/30/25)(a)	200	224,120
5.00%, 05/13/45 (Call 11/13/44)(a)	550	625,836
5.25%, 05/24/49 (Call 11/24/48)(a)	815	975,256
6.13%, 01/31/46 (Call 07/31/45)	400	524,920
6.63%, 03/18/25	540	645,983
6.63%, 01/15/40	480	638,392
NBCUniversal Media LLC 4.45%, 01/15/43	920	1,123,831
5.95%, 04/01/41	945	1,355,852
6.40%, 04/30/40(a)	175	259,331
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	25	35,044
Sky Ltd. 3.13%, 11/26/22(a)(b)	112	117,214
3.75%, 09/16/24(b)	634	701,101
TCI Communications Inc., 7.13%, 02/15/28	483	646,723
Thomson Reuters Corp. 3.35%, 05/15/26 (Call 02/15/26)	1,097	1,201,310
4.30%, 11/23/23 (Call 08/23/23)	673	735,284
5.50%, 08/15/35	135	174,397
5.65%, 11/23/43 (Call 05/23/43)	425	559,800
5.85%, 04/15/40	299	394,836
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	929	1,012,601
5.50%, 09/01/41 (Call 03/01/41)	969	1,185,997
5.88%, 11/15/40 (Call 05/15/40)	1,072	1,364,823
6.55%, 05/01/37	1,305	1,775,688
6.75%, 06/15/39	715	985,813

Security	Par (000)	Value

Media (continued)
7.30%, 07/01/38	$1,055	$1,492,656
Time Warner Entertainment Co. LP 8.38%, 03/15/23	713	825,977
8.38%, 07/15/33	833	1,243,370
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	1,049	1,084,786
2.35%, 12/01/22	636	658,325
2.95%, 06/15/27(a)	510	559,417
3.00%, 02/13/26	594	645,571
3.00%, 07/30/46(a)	650	645,581
3.15%, 09/17/25	909	994,577
3.70%, 12/01/42	803	890,685
4.13%, 06/01/44	945	1,099,929
4.38%, 08/16/41	380	464,287
Series B, 7.00%, 03/01/32	620	891,316
Series E, 4.13%, 12/01/41(a)	398	471,079
ViacomCBS Inc. 2.90%, 01/15/27 (Call 10/15/26)	1,010	1,072,543
3.38%, 02/15/28 (Call 11/15/27)(a)	408	444,824
3.50%, 01/15/25 (Call 10/15/24)	982	1,061,914
3.70%, 08/15/24 (Call 05/15/24)	323	352,398
3.70%, 06/01/28 (Call 03/01/28)(a)	45	49,852
3.88%, 04/01/24 (Call 01/01/24)(a)	1,052	1,144,736
4.00%, 01/15/26 (Call 10/15/25)	1,026	1,148,278
4.20%, 06/01/29 (Call 03/01/29)(a)	422	482,402
4.20%, 05/19/32 (Call 02/19/32)(a)	1,656	1,904,981
4.25%, 09/01/23 (Call 06/01/23)	19	20,537
4.38%, 03/15/43(a)	1,390	1,571,750
4.60%, 01/15/45 (Call 07/15/44)	590	680,759
4.75%, 05/15/25 (Call 04/15/25)	98	111,837
4.85%, 07/01/42 (Call 01/01/42)	359	431,124
4.90%, 08/15/44 (Call 02/15/44)	696	828,604
4.95%, 01/15/31 (Call 10/15/30)(a)	1,344	1,618,259
4.95%, 05/19/50 (Call 11/19/49)(a)	300	362,020
5.25%, 04/01/44 (Call 10/01/43)	411	509,717
5.50%, 05/15/33(a)	408	506,813
5.85%, 09/01/43 (Call 03/01/43)	1,120	1,485,811
5.90%, 10/15/40 (Call 04/15/40)	50	64,973
6.88%, 04/30/36	281	398,123
7.88%, 07/30/30	304	432,139
Walt Disney Co. (The) 1.65%, 09/01/22	184	187,691
1.75%, 08/30/24 (Call 07/30/24)	1,632	1,694,694
1.75%, 01/13/26	1,348	1,389,449
2.00%, 09/01/29 (Call 06/01/29)	1,858	1,881,376
2.20%, 01/13/28(a)	737	764,173
2.65%, 01/13/31(a)	1,625	1,703,066
2.75%, 09/01/49 (Call 03/01/49)	1,682	1,586,921
3.00%, 09/15/22	86	89,506
3.35%, 03/24/25(a)	899	981,745
3.38%, 11/15/26 (Call 08/15/26)	647	718,874
3.50%, 05/13/40 (Call 11/13/39)	1,057	1,154,481
3.60%, 01/13/51 (Call 07/13/50)(a)	2,066	2,252,054
3.70%, 09/15/24 (Call 06/15/24)	661	726,353
3.70%, 10/15/25 (Call 07/15/25)	831	924,868
3.70%, 03/23/27	555	629,587
3.80%, 03/22/30(a)	1,213	1,389,013
3.80%, 05/13/60 (Call 11/13/59)	1,275	1,428,709
4.00%, 10/01/23	843	917,334
4.63%, 03/23/40 (Call 09/23/39)	145	181,259

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.70%, 03/23/50 (Call 09/23/49)	$1,440	$1,843,303
4.75%, 09/15/44 (Call 03/15/44)	579	738,040
4.75%, 11/15/46 (Call 05/15/46)	532	678,380
4.95%, 10/15/45 (Call 04/15/45)	223	291,192
5.40%, 10/01/43	428	583,171
6.15%, 02/15/41	175	257,509
6.20%, 12/15/34	911	1,295,734
6.40%, 12/15/35	744	1,091,874
6.55%, 03/15/33	165	233,222
6.65%, 11/15/37	393	581,005
7.75%, 12/01/45(a)	34	57,156

		195,027,729

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)	145	150,027
3.25%, 06/15/25 (Call 03/15/25)	1,291	1,408,243
3.90%, 01/15/43 (Call 07/15/42)	165	181,809
4.20%, 06/15/35 (Call 12/15/34)	270	317,331
4.38%, 06/15/45 (Call 12/15/44)(a)	345	410,204
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	420	458,962
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	429	488,324
5.25%, 10/01/54 (Call 04/01/54)	50	57,367
Worthington Industries Inc., 4.55%, 04/15/26(a)	235	265,531

		3,737,798

Mining — 1.1%
Anglo American Capital PLC 2.63%, 09/10/30 (Call 06/10/30)(b)	1,185	1,201,826
3.63%, 09/11/24(b)	567	618,603
3.95%, 09/10/50 (Call 03/10/50)(b)	510	551,113
4.00%, 09/11/27(a)(b)	560	635,465
4.50%, 03/15/28 (Call 12/15/27)(b)	225	260,750
4.75%, 04/10/27(b)	625	732,432
4.88%, 05/14/25(b)	1,277	1,459,792
5.38%, 04/01/25 (Call 03/01/25)(b)	200	231,691
5.63%, 04/01/30 (Call 01/01/30)(b)	100	123,887
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	35	37,005
Barrick Gold Corp. 5.25%, 04/01/42	724	940,890
6.45%, 10/15/35	365	504,518
Barrick North America Finance LLC 5.70%, 05/30/41(a)	349	477,322
5.75%, 05/01/43	1,030	1,444,897
7.50%, 09/15/38	380	561,474
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	515	709,509
BHP Billiton Finance USA Ltd. 3.85%, 09/30/23	836	911,021
4.13%, 02/24/42	354	426,770
5.00%, 09/30/43	2,271	3,086,312
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(b)	1,164	1,225,750
3.15%, 01/14/30 (Call 10/14/29)(b)	895	948,834
3.15%, 01/15/51 (Call 07/15/50)(a)(b)	810	735,848
3.63%, 08/01/27 (Call 05/01/27)(a)(b)	1,000	1,102,906
3.70%, 01/30/50 (Call 07/30/49)(b)	1,580	1,590,304
3.75%, 01/15/31 (Call 10/15/30)(b)	735	807,456
4.25%, 07/17/42(a)(b)	425	462,816
4.38%, 02/05/49 (Call 08/05/48)(b)	1,195	1,338,570

Security	Par (000)	Value

Mining (continued)
4.50%, 09/16/25(b)	$1,440	$1,633,075
4.50%, 08/01/47 (Call 02/01/47)(b)	1,120	1,277,405
4.88%, 11/04/44(a)(b)	712	843,293
5.63%, 09/21/35(b)	229	305,607
Fresnillo PLC 4.25%, 10/02/50 (Call 04/02/50)(b)	454	456,838
5.50%, 11/13/23(b)	179	199,139
Glencore Canada Corp., 6.20%, 06/15/35	335	440,177
Glencore Finance Canada Ltd. 4.25%, 10/25/22(a)(b)	984	1,041,643
5.55%, 10/25/42(a)(b)	288	347,567
6.00%, 11/15/41(b)	415	522,564
6.90%, 11/15/37(b)	47	64,104
Glencore Funding LLC 1.63%, 09/01/25 (Call 08/01/25)(b)	1,170	1,185,634
2.50%, 09/01/30 (Call 06/01/30)(b)	284	281,214
3.00%, 10/27/22 (Call 09/27/22)(b)	510	528,210
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	275	306,509
4.00%, 04/16/25(b)	250	277,857
4.00%, 03/27/27 (Call 12/27/26)(b)	675	757,622
4.13%, 05/30/23(b)	1,176	1,264,557
4.13%, 03/12/24 (Call 02/12/24)(b)	980	1,067,954
4.63%, 04/29/24(b)	1,068	1,186,439
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	1,015	1,193,663
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(a)(b)	341	373,821
5.45%, 05/15/30 (Call 02/15/30)(b)	1,010	1,157,712
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	705	814,275
6.53%, 11/15/28(b)	478	586,745
6.76%, 11/15/48(a)(b)	293	375,084
Industrias Penoles SAB de CV 4.15%, 09/12/29 (Call 06/12/29)(b)	450	491,063
4.75%, 08/06/50 (Call 02/06/50)(a)(b)	376	390,664
5.65%, 09/12/49 (Call 03/12/49)(b)	170	198,645
Kinross Gold Corp. 4.50%, 07/15/27 (Call 04/15/27)	120	137,071
5.95%, 03/15/24 (Call 12/15/23)	887	1,006,463
6.88%, 09/01/41 (Call 03/01/41)(a)	220	294,861
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	620	653,170
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	80	82,423
Newcrest Finance Pty Ltd. 3.25%, 05/13/30 (Call 02/13/30)(b)	835	900,951
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	722	834,231
5.75%, 11/15/41(a)(b)	25	33,374
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	476	474,515
2.80%, 10/01/29 (Call 07/01/29)	1,260	1,330,137
3.70%, 03/15/23 (Call 12/15/22)	88	92,616
4.88%, 03/15/42 (Call 09/15/41)	472	604,004
5.45%, 06/09/44 (Call 12/09/43)(a)	549	736,707
5.88%, 04/01/35	707	975,161
6.25%, 10/01/39	612	875,020
Rio Tinto Alcan Inc., 6.13%, 12/15/33	658	955,812
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	270	299,778
5.20%, 11/02/40	1,216	1,648,082
7.13%, 07/15/28	480	662,661

66	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	$311	$376,012
4.75%, 03/22/42 (Call 09/22/41)	199	258,259
Southern Copper Corp. 3.50%, 11/08/22(a)	185	193,429
3.88%, 04/23/25	96	105,968
5.25%, 11/08/42	990	1,243,296
5.88%, 04/23/45	1,168	1,583,106
6.75%, 04/16/40	715	1,017,150
7.50%, 07/27/35	690	1,006,572
Teck Resources Ltd. 5.20%, 03/01/42 (Call 09/01/41)	119	137,198
5.40%, 02/01/43 (Call 08/01/42)	359	427,274
6.00%, 08/15/40 (Call 02/15/40)(a)	497	630,270
6.13%, 10/01/35	495	633,167
6.25%, 07/15/41 (Call 01/15/41)	597	780,086
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	226	250,882

		63,936,547

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(a)	480	568,658

Oil & Gas — 5.4%
Aker BP ASA 2.88%, 01/15/26 (Call 12/15/25)(b)	50	51,845
3.00%, 01/15/25 (Call 12/15/24)(b)	457	473,384
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	415	437,983
4.75%, 06/15/24 (Call 06/15/21)(a)(b)	560	578,553
BP Capital Markets America Inc. 1.75%, 08/10/30 (Call 05/10/30)(a)	455	439,090
2.52%, 09/19/22 (Call 08/19/22)(a)	741	765,184
2.75%, 05/10/23	1,156	1,212,315
2.77%, 11/10/50 (Call 05/10/50)	1,325	1,171,556
2.94%, 04/06/23	45	47,413
2.94%, 06/04/51 (Call 12/04/50)	1,720	1,572,044
3.00%, 02/24/50 (Call 08/24/49)(a)	1,735	1,612,579
3.02%, 01/16/27 (Call 10/16/26)	1,235	1,329,892
3.12%, 05/04/26 (Call 02/04/26)	1,198	1,300,824
3.19%, 04/06/25 (Call 03/06/25)	554	598,123
3.22%, 11/28/23 (Call 09/28/23)	1,076	1,151,796
3.22%, 04/14/24 (Call 02/14/24)	1,161	1,246,550
3.38%, 02/08/61 (Call 08/08/60)	300	288,658
3.41%, 02/11/26 (Call 12/11/25)	990	1,087,538
3.54%, 04/06/27 (Call 02/06/27)	120	133,528
3.59%, 04/14/27 (Call 01/14/27)(a)	608	680,373
3.63%, 04/06/30 (Call 01/06/30)	1,004	1,122,757
3.79%, 02/06/24 (Call 01/06/24)	495	539,477
3.80%, 09/21/25 (Call 07/21/25)	705	783,536
3.94%, 09/21/28 (Call 06/21/28)	1,186	1,348,539
4.23%, 11/06/28 (Call 08/06/28)(a)	878	1,019,602
BP Capital Markets PLC 2.50%, 11/06/22	790	818,602
2.75%, 05/10/23	429	451,690
3.12%, 05/04/26 (Call 02/04/26)	124	134,736
3.28%, 09/19/27 (Call 06/19/27)	854	937,655
3.51%, 03/17/25	966	1,060,743
3.54%, 11/04/24	843	928,381
3.72%, 11/28/28 (Call 08/28/28)	602	679,850
3.81%, 02/10/24	1,157	1,262,794
3.99%, 09/26/23	376	410,107
4.38%, (Call 06/22/25)(c)(d)	795	838,145

Security	Par (000)	Value

Oil & Gas (continued)
4.88%, (Call 03/22/30)(c)(d)	$1,630	$1,749,805
Burlington Resources LLC 5.95%, 10/15/36	551	766,079
7.20%, 08/15/31	360	523,584
7.40%, 12/01/31	175	257,076
Canadian Natural Resources Ltd. 2.05%, 07/15/25 (Call 06/15/25)(a)	389	398,211
2.95%, 01/15/23 (Call 12/15/22)	619	644,495
2.95%, 07/15/30 (Call 04/15/30)(a)	344	352,808
3.80%, 04/15/24 (Call 01/15/24)	615	663,001
3.85%, 06/01/27 (Call 03/01/27)	998	1,101,670
3.90%, 02/01/25 (Call 11/01/24)	166	180,623
4.95%, 06/01/47 (Call 12/01/46)	625	754,060
5.85%, 02/01/35(a)	512	637,820
6.25%, 03/15/38	852	1,104,982
6.45%, 06/30/33	485	625,832
6.50%, 02/15/37	385	501,285
6.75%, 02/01/39	393	532,391
7.20%, 01/15/32	40	54,096
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)(a)	800	820,528
3.80%, 09/15/23 (Call 06/15/23)	800	845,265
4.25%, 04/15/27 (Call 01/15/27)	930	1,018,620
5.25%, 06/15/37 (Call 12/15/36)	850	950,550
5.38%, 07/15/25 (Call 04/15/25)(a)	925	1,047,329
5.40%, 06/15/47 (Call 12/15/46)	99	114,237
6.75%, 11/15/39	1,000	1,298,874
Chevron Corp. 1.14%, 05/11/23	1,877	1,910,191
1.55%, 05/11/25 (Call 04/11/25)	2,030	2,080,777
2.00%, 05/11/27 (Call 03/11/27)	705	731,361
2.24%, 05/11/30 (Call 02/11/30)	705	721,341
2.36%, 12/05/22 (Call 09/05/22)	1,628	1,678,856
2.57%, 05/16/23 (Call 03/16/23)	921	962,950
2.90%, 03/03/24 (Call 01/03/24)	983	1,048,566
2.95%, 05/16/26 (Call 02/16/26)	406	440,201
2.98%, 05/11/40 (Call 11/11/39)	500	513,633
3.08%, 05/11/50 (Call 11/11/49)	727	725,095
3.19%, 06/24/23 (Call 03/24/23)(a)	1,490	1,577,627
3.33%, 11/17/25 (Call 08/17/25)	1,105	1,216,551
Chevron USA Inc. 0.43%, 08/11/23	290	290,428
0.69%, 08/12/25 (Call 07/12/25)	280	276,630
1.02%, 08/12/27 (Call 06/12/27)(a)	775	756,554
2.34%, 08/12/50 (Call 02/12/50)	810	701,048
3.25%, 10/15/29 (Call 07/15/29)	1,214	1,352,726
3.85%, 01/15/28 (Call 10/15/27)	902	1,029,826
3.90%, 11/15/24 (Call 08/15/24)	1,031	1,143,884
4.20%, 10/15/49 (Call 04/15/49)(a)	595	702,099
4.95%, 08/15/47 (Call 02/14/47)	90	116,223
5.05%, 11/15/44 (Call 05/15/44)	796	1,049,068
5.25%, 11/15/43 (Call 05/15/43)	910	1,227,703
6.00%, 03/01/41 (Call 09/01/40)	974	1,385,746
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	709	782,114
4.38%, 06/01/24 (Call 03/01/24)(a)	822	894,481
4.38%, 03/15/29 (Call 12/15/28)(a)	872	979,369
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(a)(b)	410	445,481
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	505	619,637

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	$789	$815,222
CNOOC Finance 2013 Ltd. 2.88%, 09/30/29 (Call 06/30/29)(a)	985	1,015,808
3.00%, 05/09/23	1,555	1,618,693
3.30%, 09/30/49 (Call 03/30/49)(a)	500	466,115
4.25%, 05/09/43	450	480,047
CNOOC Finance 2014 ULC 4.25%, 04/30/24	1,019	1,115,352
4.88%, 04/30/44	385	458,072
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(a)	330	354,542
CNOOC Finance 2015 USA LLC 3.50%, 05/05/25	250	267,374
3.75%, 05/02/23(a)	200	211,480
4.38%, 05/02/28	655	734,293
CNOOC Petroleum North America ULC 5.88%, 03/10/35	649	819,990
6.40%, 05/15/37(a)	624	829,371
7.50%, 07/30/39(a)	675	1,017,232
7.88%, 03/15/32	669	970,315
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	985	1,035,019
Conoco Funding Co., 7.25%, 10/15/31	715	1,051,022
ConocoPhillips 2.40%, 02/15/31 (Call 11/15/30)(b)	616	626,046
3.75%, 10/01/27 (Call 07/01/27)(b)	1,199	1,352,108
4.30%, 08/15/28 (Call 05/15/28)(b)	1,037	1,205,714
4.85%, 08/15/48 (Call 02/15/48)(b)	461	580,798
4.88%, 10/01/47 (Call 04/01/47)(b)	630	793,908
5.90%, 10/15/32	370	504,696
5.90%, 05/15/38	521	724,834
6.50%, 02/01/39(a)	1,195	1,754,767
ConocoPhillips Co. 2.40%, 12/15/22 (Call 09/15/22)	113	116,403
3.35%, 11/15/24 (Call 08/15/24)	235	256,011
4.30%, 11/15/44 (Call 05/15/44)	732	873,656
4.95%, 03/15/26 (Call 12/15/25)	621	729,266
5.95%, 03/15/46 (Call 09/15/45)	604	863,103
6.95%, 04/15/29	1,298	1,776,374
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	246	254,503
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	670	750,900
5.00%, 06/15/45 (Call 12/15/44)	850	994,069
5.60%, 07/15/41 (Call 01/15/41)	840	1,024,905
5.85%, 12/15/25 (Call 09/15/25)	498	583,326
7.88%, 09/30/31	160	221,995
7.95%, 04/15/32	455	641,435
Diamondback Energy Inc. 2.88%, 12/01/24 (Call 11/01/24)(a)	758	802,610
3.25%, 12/01/26 (Call 10/01/26)	762	809,780
3.50%, 12/01/29 (Call 09/01/29)	1,187	1,247,434
4.75%, 05/31/25 (Call 04/30/25)(a)	184	207,322
5.38%, 05/31/25 (Call 03/29/21)	529	547,199
Ecopetrol SA 4.13%, 01/16/25	1,109	1,186,641
5.38%, 06/26/26 (Call 03/26/26)	1,198	1,346,252
5.88%, 09/18/23	1,155	1,280,606
5.88%, 05/28/45(a)	1,516	1,638,538
6.88%, 04/29/30 (Call 01/29/30)	1,480	1,806,932
7.38%, 09/18/43	377	470,873

Security	Par (000)	Value

Oil & Gas (continued)
Empresa Nacional del Petroleo 3.75%, 08/05/26 (Call 05/05/26)(b)	$525	$569,769
4.50%, 09/14/47 (Call 03/14/47)(b)	597	643,246
Eni SpA 4.25%, 05/09/29 (Call 02/09/29)(b)	360	410,950
5.70%, 10/01/40(b)	230	282,258
Series X-R, 4.00%, 09/12/23(b)	1,097	1,186,958
Series X-R, 4.75%, 09/12/28(a)(b)	470	554,494
Eni USA Inc., 7.30%, 11/15/27	85	111,726
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)	574	597,905
3.15%, 04/01/25 (Call 01/01/25)	593	639,135
3.90%, 04/01/35 (Call 10/01/34)	701	783,783
4.15%, 01/15/26 (Call 10/15/25)	781	885,300
4.38%, 04/15/30 (Call 01/15/30)(a)	410	481,074
4.95%, 04/15/50 (Call 10/15/49)	865	1,094,350
Equinor ASA 1.75%, 01/22/26 (Call 12/22/25)(a)	1,183	1,219,638
2.38%, 05/22/30 (Call 02/22/30)	1,286	1,314,881
2.45%, 01/17/23	1,021	1,061,219
2.65%, 01/15/24	37	39,253
2.88%, 04/06/25 (Call 03/06/25)	1,252	1,343,652
3.00%, 04/06/27 (Call 02/06/27)	1,110	1,206,263
3.13%, 04/06/30 (Call 01/06/30)	662	719,738
3.25%, 11/10/24	363	394,850
3.25%, 11/18/49 (Call 05/18/49)	882	896,911
3.63%, 09/10/28 (Call 06/10/28)(a)	1,139	1,284,568
3.63%, 04/06/40 (Call 10/06/39)(a)	334	368,114
3.70%, 03/01/24	1,054	1,153,329
3.70%, 04/06/50 (Call 10/06/49)	919	1,007,842
3.95%, 05/15/43	454	511,983
4.25%, 11/23/41	343	408,029
4.80%, 11/08/43	548	688,722
5.10%, 08/17/40	682	898,243
6.80%, 01/15/28	275	352,264
7.25%, 09/23/27(a)	609	809,047
7.75%, 06/15/23	100	116,269
Exxon Mobil Corp. 1.57%, 04/15/23	2,072	2,123,634
1.90%, 08/16/22	582	596,376
2.02%, 08/16/24 (Call 07/16/24)(a)	1,382	1,446,300
2.28%, 08/16/26 (Call 06/16/26)	665	698,702
2.44%, 08/16/29 (Call 05/16/29)(a)	702	732,338
2.61%, 10/15/30 (Call 07/15/30)	2,198	2,301,349
2.71%, 03/06/25 (Call 12/06/24)	975	1,037,143
2.73%, 03/01/23 (Call 01/01/23)	1,292	1,350,926
2.99%, 03/19/25 (Call 02/19/25)	1,727	1,862,340
3.00%, 08/16/39 (Call 02/16/39)	1,269	1,274,900
3.04%, 03/01/26 (Call 12/01/25)	2,235	2,424,790
3.10%, 08/16/49 (Call 02/16/49)(a)	1,485	1,438,627
3.18%, 03/15/24 (Call 12/15/23)	1,050	1,121,885
3.29%, 03/19/27 (Call 01/19/27)	1,537	1,707,877
3.45%, 04/15/51 (Call 10/15/50)	904	927,651
3.48%, 03/19/30 (Call 12/19/29)	1,662	1,857,205
3.57%, 03/06/45 (Call 09/06/44)	825	870,466
4.11%, 03/01/46 (Call 09/01/45)	1,391	1,565,094
4.23%, 03/19/40 (Call 09/19/39)	941	1,081,635
4.33%, 03/19/50 (Call 09/19/49)	2,273	2,680,128
Gazprom PJSC Via Gaz Capital SA 4.95%, 07/19/22(b)	1,400	1,470,686

68	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 02/06/28(b)	$1,000	$1,128,900
7.29%, 08/16/37(b)	1,000	1,358,380
GS Caltex Corp. 3.00%, 06/04/24(b)	200	213,202
3.88%, 06/27/23(b)	200	214,219
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(b)	910	981,840
Hess Corp. 3.50%, 07/15/24 (Call 04/15/24)	537	569,087
4.30%, 04/01/27 (Call 01/01/27)	1,005	1,115,818
5.60%, 02/15/41	109	130,809
5.80%, 04/01/47 (Call 10/01/46)	650	812,388
6.00%, 01/15/40	674	829,426
7.13%, 03/15/33	369	485,290
7.30%, 08/15/31	822	1,083,530
7.88%, 10/01/29	430	573,671
HollyFrontier Corp. 2.63%, 10/01/23	615	633,533
4.50%, 10/01/30 (Call 07/01/30)	155	163,141
5.88%, 04/01/26 (Call 01/01/26)	880	991,239
Husky Energy Inc. 3.95%, 04/15/22 (Call 01/15/22)(a)	109	111,809
4.00%, 04/15/24 (Call 01/15/24)	759	811,925
4.40%, 04/15/29 (Call 01/15/29)	637	702,450
6.80%, 09/15/37	145	181,705
KazMunayGas National Co. JSC 5.38%, 04/24/30(b)	1,060	1,259,810
6.38%, 10/24/48(b)	955	1,227,920
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)	212	218,051
3.85%, 06/01/25 (Call 03/01/25)	928	1,003,739
4.40%, 07/15/27 (Call 04/15/27)(a)	911	1,030,086
5.20%, 06/01/45 (Call 12/01/44)	559	648,915
6.60%, 10/01/37	185	240,314
6.80%, 03/15/32	726	931,166
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	857	932,523
3.80%, 04/01/28 (Call 01/01/28)(a)	27	29,742
4.50%, 05/01/23 (Call 04/01/23)	625	674,494
4.50%, 04/01/48 (Call 10/01/47)	267	290,415
4.70%, 05/01/25 (Call 04/01/25)	673	765,474
4.75%, 12/15/23 (Call 10/15/23)	972	1,073,929
4.75%, 09/15/44 (Call 03/15/44)	708	802,134
5.00%, 09/15/54 (Call 03/15/54)	282	315,649
5.13%, 12/15/26 (Call 09/15/26)	122	144,588
5.85%, 12/15/45 (Call 06/15/45)	285	348,453
6.50%, 03/01/41 (Call 09/01/40)	951	1,285,178
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	720	879,205
Patterson-UTI Energy Inc. 3.95%, 02/01/28 (Call 11/01/27)(a)	519	492,822
5.15%, 11/15/29 (Call 08/15/29)	95	93,963
Pertamina Persero PT 3.10%, 01/22/30 (Call 10/21/29)(a)(b)	200	204,815
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	275	281,157
4.15%, 02/25/60 (Call 08/25/59)(b)	600	574,733
4.18%, 01/21/50 (Call 07/21/49)(b)	1,300	1,287,835
4.30%, 05/20/23(b)	1,225	1,300,073
4.70%, 07/30/49(a)(b)	735	773,144
5.63%, 05/20/43(b)	1,050	1,214,600
6.00%, 05/03/42(b)	420	502,161

Security	Par (000)	Value

Oil & Gas (continued)
6.45%, 05/30/44(b)	$1,075	$1,358,860
Petroleos del Peru SA 4.75%, 06/19/32(a)(b)	539	591,499
5.63%, 06/19/47(a)(b)	710	782,704
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	375	498,734
Petronas Capital Ltd. 3.13%, 03/18/22(b)	570	585,846
3.50%, 03/18/25(b)	395	429,910
3.50%, 04/21/30 (Call 01/21/30)(b)	1,750	1,920,944
4.50%, 03/18/45(b)	800	965,405
4.55%, 04/21/50 (Call 10/21/49)(b)	2,090	2,494,476
4.80%, 04/21/60 (Call 10/21/59)(b)	790	997,911
Phillips 66 0.90%, 02/15/24 (Call 11/19/21)	90	90,108
1.30%, 02/15/26 (Call 01/15/26)	1,035	1,033,243
2.15%, 12/15/30 (Call 09/15/30)(a)	1,159	1,128,908
3.70%, 04/06/23	409	435,550
3.85%, 04/09/25 (Call 03/09/25)	565	622,873
3.90%, 03/15/28 (Call 12/15/27)	719	814,403
4.65%, 11/15/34 (Call 05/15/34)	971	1,148,544
4.88%, 11/15/44 (Call 05/15/44)	1,004	1,227,098
5.88%, 05/01/42	755	1,019,803
Pioneer Natural Resources Co. 1.13%, 01/15/26 (Call 12/15/25)	230	228,168
1.90%, 08/15/30 (Call 05/15/30)	1,057	1,016,502
2.15%, 01/15/31 (Call 10/15/30)	75	73,097
4.45%, 01/15/26 (Call 10/15/25)(a)	455	517,215
PTTEP Treasury Center Co. Ltd. 2.59%, 06/10/27 (Call 04/10/27)(b)	425	442,917
3.90%, 12/06/59(b)	435	445,286
Reliance Industries Ltd., 4.13%, 01/28/25(b)	500	549,188
Saudi Arabian Oil Co. 1.63%, 11/24/25 (Call 10/24/25)(a)(b)	1,000	1,011,183
2.88%, 04/16/24(b)	537	566,178
3.25%, 11/24/50 (Call 05/24/50)(b)	1,500	1,408,730
3.50%, 04/16/29(b)	1,760	1,919,156
3.50%, 11/24/70 (Call 05/24/70)(b)	1,500	1,377,269
4.25%, 04/16/39(b)	1,707	1,899,168
4.38%, 04/16/49(b)	2,626	2,990,047
Shell International Finance BV 0.38%, 09/15/23(a)	2,071	2,071,071
2.00%, 11/07/24 (Call 10/07/24)	937	977,113
2.25%, 01/06/23	389	402,991
2.38%, 08/21/22	391	402,960
2.38%, 04/06/25 (Call 03/06/25)	400	422,487
2.38%, 11/07/29 (Call 08/07/29)	1,603	1,650,117
2.50%, 09/12/26	1,057	1,128,342
2.75%, 04/06/30 (Call 01/06/30)	700	738,565
2.88%, 05/10/26	1,439	1,554,002
3.13%, 11/07/49 (Call 05/07/49)	1,357	1,345,998
3.25%, 05/11/25	2,463	2,684,734
3.25%, 04/06/50 (Call 10/06/49)	1,437	1,453,855
3.40%, 08/12/23	1,173	1,257,558
3.50%, 11/13/23 (Call 10/13/23)	1,258	1,362,109
3.63%, 08/21/42	216	234,079
3.75%, 09/12/46	159	174,056
3.88%, 11/13/28 (Call 08/13/28)	673	769,591
4.00%, 05/10/46	1,843	2,081,916
4.13%, 05/11/35	1,659	1,951,251
4.38%, 05/11/45	2,218	2,655,622

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.55%, 08/12/43	$864	$1,048,387
5.50%, 03/25/40(a)	820	1,123,130
6.38%, 12/15/38	2,101	3,064,070
Sinopec Capital 2013 Ltd. 3.13%, 04/24/23(b)	1,420	1,482,967
4.25%, 04/24/43(b)	200	225,235
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	1,000	1,207,170
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	317	345,197
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	1,210	1,333,149
Sinopec Group Overseas Development 2015 Ltd. 3.25%, 04/28/25(a)(b)	565	604,033
4.10%, 04/28/45(b)	225	247,938
Sinopec Group Overseas Development 2016 Ltd. 2.75%, 09/29/26(b)	1,700	1,798,209
3.50%, 05/03/26(b)	300	327,208
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(b)	1,360	1,391,525
3.00%, 04/12/22(b)	1,040	1,063,265
3.25%, 09/13/27(b)	825	892,251
3.63%, 04/12/27(a)(b)	1,260	1,383,780
4.00%, 09/13/47(b)	665	719,383
4.25%, 04/12/47(b)	100	113,677
Sinopec Group Overseas Development 2018 Ltd. 2.15%, 05/13/25 (Call 04/13/25)(b)	1,100	1,124,057
2.50%, 08/08/24 (Call 07/08/24)(b)	300	313,916
2.50%, 11/12/24 (Call 10/12/24)(b)	1,000	1,052,671
2.70%, 05/13/30 (Call 02/13/30)(b)	1,000	1,009,100
2.95%, 08/08/29 (Call 05/08/29)(b)	425	437,329
2.95%, 11/12/29 (Call 08/12/29)(b)	619	636,903
3.35%, 05/13/50 (Call 11/13/49)(b)	400	386,566
3.44%, 11/12/49 (Call 05/12/49)(b)	400	394,832
3.68%, 08/08/49 (Call 02/08/49)(b)	722	747,430
3.75%, 09/12/23(b)	300	320,943
4.13%, 09/12/25(b)	240	266,129
4.25%, 09/12/28(a)(b)	600	671,389
4.60%, 09/12/48(b)	587	696,751
Suncor Energy Inc. 2.80%, 05/15/23(a)	715	750,149
3.10%, 05/15/25 (Call 04/15/25)(a)	450	483,396
3.60%, 12/01/24 (Call 09/01/24)	222	243,159
4.00%, 11/15/47 (Call 05/15/47)	25	26,895
5.35%, 07/15/33	105	125,436
5.95%, 12/01/34	245	311,910
5.95%, 05/15/35	295	376,608
6.50%, 06/15/38	940	1,282,159
6.80%, 05/15/38	700	983,071
6.85%, 06/01/39	965	1,371,516
7.15%, 02/01/32	295	404,917
Tengizchevroil Finance Co. International Ltd. 2.63%, 08/15/25 (Call 05/15/25)(b)	150	153,495
3.25%, 08/15/30 (Call 02/15/30)(a)(b)	175	177,448
Thaioil Treasury Center Co. Ltd. 3.50%, 10/17/49(b)	1,030	928,724
4.63%, 11/20/28(b)	200	226,359
5.38%, 11/20/48(b)	100	119,210
Total Capital Canada Ltd., 2.75%, 07/15/23	1,241	1,311,714

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	$253	$266,530
2.70%, 01/25/23	886	925,919
2.83%, 01/10/30 (Call 10/10/29)(a)	1,230	1,311,111
2.99%, 06/29/41 (Call 12/29/40)	355	357,580
3.13%, 05/29/50 (Call 11/29/49)	1,515	1,480,631
3.39%, 06/29/60 (Call 12/29/59)	794	797,131
3.46%, 02/19/29 (Call 11/19/28)	1,020	1,135,774
3.46%, 07/12/49 (Call 01/12/49)	1,090	1,133,134
3.70%, 01/15/24	1,098	1,198,111
3.75%, 04/10/24	732	804,264
Total Capital SA, 3.88%, 10/11/28	1,268	1,448,357
Valero Energy Corp. 1.20%, 03/15/24	1,028	1,036,814
2.15%, 09/15/27 (Call 07/15/27)	456	455,876
2.70%, 04/15/23	440	458,691
2.85%, 04/15/25 (Call 03/15/25)	1,110	1,171,311
3.40%, 09/15/26 (Call 06/15/26)	1,276	1,370,052
3.65%, 03/15/25	584	632,812
4.00%, 04/01/29 (Call 01/01/29)(a)	959	1,058,629
4.35%, 06/01/28 (Call 03/01/28)	110	124,219
4.90%, 03/15/45	363	417,629
6.63%, 06/15/37	346	456,758
7.50%, 04/15/32	949	1,315,487
10.50%, 03/15/39	465	795,159
Woodside Finance Ltd. 3.65%, 03/05/25 (Call 12/05/24)(b)	170	182,021
3.70%, 09/15/26 (Call 06/15/26)(b)	265	286,760
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	926	1,027,811
XTO Energy Inc., 6.75%, 08/01/37	374	532,935

		318,373,047

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	970	1,009,946
3.14%, 11/07/29 (Call 08/07/29)	890	960,125
3.34%, 12/15/27 (Call 09/15/27)	1,167	1,288,749
4.08%, 12/15/47 (Call 06/15/47)	71	77,865
4.49%, 05/01/30 (Call 02/01/30)(a)	283	332,919
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,019	1,290,186
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	500	513,980
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)(a)	793	814,255
3.50%, 08/01/23 (Call 05/01/23)	1,134	1,203,687
3.80%, 11/15/25 (Call 08/15/25)	1,143	1,273,280
4.50%, 11/15/41 (Call 05/15/41)	547	588,826
4.75%, 08/01/43 (Call 02/01/43)	679	757,751
4.85%, 11/15/35 (Call 05/15/35)	1,042	1,202,787
5.00%, 11/15/45 (Call 05/15/45)	868	1,011,528
6.70%, 09/15/38	240	315,817
7.45%, 09/15/39	613	872,098
NOV Inc. 3.60%, 12/01/29 (Call 09/01/29)	868	906,376
3.95%, 12/01/42 (Call 06/01/42)(a)	567	552,652
Schlumberger Finance Canada Ltd. 1.40%, 09/17/25 (Call 08/17/25)	130	130,993
2.65%, 11/20/22 (Call 10/20/22)(b)	780	807,381
Schlumberger Holdings Corp. 3.63%, 12/21/22 (Call 10/21/22)(b)	75	78,323
3.75%, 05/01/24 (Call 04/01/24)(b)	1,054	1,142,337

70	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
3.90%, 05/17/28 (Call 02/17/28)(b)	$997	$1,115,446
4.00%, 12/21/25 (Call 09/21/25)(b)	1,229	1,375,826
4.30%, 05/01/29 (Call 02/01/29)(b)	609	690,424
Schlumberger Investment SA 2.40%, 08/01/22 (Call 05/01/22)(b)	50	51,177
2.65%, 06/26/30 (Call 03/26/30)(a)	1,722	1,790,678
3.65%, 12/01/23 (Call 09/01/23)	1,110	1,196,171

		23,351,583

Packaging & Containers — 0.2%
Amcor Finance USA Inc. 3.63%, 04/28/26 (Call 01/28/26)	320	354,738
4.50%, 05/15/28 (Call 02/15/28)(a)	115	133,984
Bemis Co. Inc. 2.63%, 06/19/30 (Call 03/19/30)	790	819,734
3.10%, 09/15/26 (Call 06/15/26)	100	108,572
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(a)(b)	600	626,843
Packaging Corp. of America 3.00%, 12/15/29 (Call 09/15/29)	903	970,750
3.40%, 12/15/27 (Call 09/15/27)(a)	445	498,870
3.65%, 09/15/24 (Call 06/15/24)	308	336,743
4.05%, 12/15/49 (Call 06/15/49)	54	62,718
4.50%, 11/01/23 (Call 08/01/23)	720	789,584
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	50	49,351
Sonoco Products Co. 3.13%, 05/01/30 (Call 02/01/30)(a)	155	165,259
5.75%, 11/01/40 (Call 05/01/40)(a)	437	561,341
WestRock MWV LLC 7.95%, 02/15/31	210	295,156
8.20%, 01/15/30(a)	26	36,262
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	115	121,827
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)	1,036	1,108,696
3.00%, 06/15/33 (Call 03/15/33)	851	901,469
3.38%, 09/15/27 (Call 06/15/27)(a)	729	803,536
3.75%, 03/15/25 (Call 01/15/25)	118	129,959
3.90%, 06/01/28 (Call 03/01/28)	442	499,934
4.00%, 03/15/28 (Call 12/15/27)(a)	239	269,743
4.20%, 06/01/32 (Call 03/01/32)(a)	656	763,551
4.65%, 03/15/26 (Call 01/15/26)	543	626,026
4.90%, 03/15/29 (Call 12/15/28)(a)	109	131,064

		11,165,710

Pharmaceuticals — 5.5%
AbbVie Inc. 2.30%, 11/21/22	1,768	1,825,022
2.60%, 11/21/24 (Call 10/21/24)	2,672	2,840,974
2.85%, 05/14/23 (Call 03/14/23)	502	525,754
2.90%, 11/06/22	2,265	2,359,152
2.95%, 11/21/26 (Call 09/21/26)	2,698	2,916,895
3.20%, 11/06/22 (Call 09/06/22)	837	872,300
3.20%, 05/14/26 (Call 02/14/26)	1,115	1,216,477
3.20%, 11/21/29 (Call 08/21/29)	3,671	3,968,769
3.25%, 10/01/22 (Call 07/01/22)	1,081	1,120,986
3.60%, 05/14/25 (Call 02/14/25)	3,070	3,367,515
3.75%, 11/14/23 (Call 10/14/23)	1,150	1,244,578
3.80%, 03/15/25 (Call 12/15/24)	2,606	2,867,240
3.85%, 06/15/24 (Call 03/15/24)	44	48,086
4.05%, 11/21/39 (Call 05/21/39)(a)	3,255	3,738,182
4.25%, 11/14/28 (Call 08/14/28)	1,067	1,240,479
4.25%, 11/21/49 (Call 05/21/49)	3,631	4,191,873

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 05/14/36 (Call 11/14/35)	$1,133	$1,336,013
4.40%, 11/06/42(a)	1,824	2,175,952
4.45%, 05/14/46 (Call 11/14/45)	1,692	1,992,036
4.50%, 05/14/35 (Call 11/14/34)	2,464	2,968,105
4.55%, 03/15/35 (Call 09/15/34)	1,323	1,594,769
4.63%, 10/01/42 (Call 04/01/42)	265	323,113
4.70%, 05/14/45 (Call 11/14/44)	1,397	1,691,910
4.75%, 03/15/45 (Call 09/15/44)	873	1,061,181
4.85%, 06/15/44 (Call 12/15/43)	740	915,403
4.88%, 11/14/48 (Call 05/14/48)	1,620	2,058,937
AmerisourceBergen Corp. 2.80%, 05/15/30 (Call 02/15/30)(a)	255	267,445
3.25%, 03/01/25 (Call 12/01/24)	159	172,192
3.40%, 05/15/24 (Call 02/15/24)	680	734,116
3.45%, 12/15/27 (Call 09/15/27)	738	818,070
4.25%, 03/01/45 (Call 09/01/44)	180	203,989
4.30%, 12/15/47 (Call 06/15/47)(a)	634	731,394
AstraZeneca PLC 0.70%, 04/08/26 (Call 03/08/26)	1,320	1,282,854
1.38%, 08/06/30 (Call 05/06/30)	760	717,566
2.13%, 08/06/50 (Call 02/06/50)(a)	1,315	1,054,220
2.38%, 06/12/22 (Call 05/12/22)	410	419,859
3.13%, 06/12/27 (Call 03/12/27)	981	1,075,472
3.38%, 11/16/25	1,405	1,544,184
3.50%, 08/17/23 (Call 07/17/23)(a)	832	891,102
4.00%, 01/17/29 (Call 10/17/28)	840	966,821
4.00%, 09/18/42	695	801,665
4.38%, 11/16/45	874	1,064,367
4.38%, 08/17/48 (Call 02/17/48)	925	1,106,073
6.45%, 09/15/37	1,055	1,565,453
Bayer Corp., 6.65%, 02/15/28(b)	144	184,111
Bayer U.S. Finance II LLC 3.38%, 07/15/24 (Call 04/15/24)(b)	1,249	1,346,780
3.88%, 12/15/23 (Call 11/15/23)(b)	1,836	1,994,712
3.95%, 04/15/45 (Call 10/15/44)(b)	236	246,985
4.20%, 07/15/34 (Call 01/15/34)(b)	879	966,451
4.25%, 12/15/25 (Call 10/15/25)(b)	1,220	1,374,007
4.38%, 12/15/28 (Call 09/15/28)(b)	2,542	2,949,668
4.40%, 07/15/44 (Call 01/15/44)(b)	1,617	1,857,835
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	25	29,807
4.65%, 11/15/43 (Call 05/15/43)(b)	110	123,350
4.70%, 07/15/64 (Call 01/15/64)(b)	620	705,839
4.88%, 06/25/48 (Call 12/25/47)(b)	1,255	1,565,858
5.50%, 08/15/25(b)	668	774,380
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	830	901,504
Becton Dickinson and Co. 1.96%, 02/11/31 (Call 11/11/30)	470	459,814
2.82%, 05/20/30 (Call 02/20/30)(a)	867	914,622
2.89%, 06/06/22 (Call 05/06/22)	186	191,360
3.30%, 03/01/23 (Call 12/01/22)(a)	477	498,870
3.36%, 06/06/24 (Call 04/06/24)	2,350	2,538,087
3.70%, 06/06/27 (Call 03/06/27)	1,787	2,003,397
3.73%, 12/15/24 (Call 09/15/24)	477	524,577
3.79%, 05/20/50 (Call 11/20/49)(a)	629	695,840
4.67%, 06/06/47 (Call 12/06/46)	923	1,142,896
4.69%, 12/15/44 (Call 06/15/44)(a)	1,081	1,342,558
6.00%, 05/15/39	145	184,742
Bristol-Myers Squibb Co. 0.54%, 11/13/23 (Call 11/13/21)(a)	15	15,035
0.75%, 11/13/25 (Call 10/13/25)	195	194,053

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.13%, 11/13/27 (Call 09/13/27)(a)	$215	$210,975
1.45%, 11/13/30 (Call 08/13/30)(a)	1,041	999,095
2.00%, 08/01/22	395	404,300
2.35%, 11/13/40 (Call 05/13/40)	205	196,574
2.55%, 11/13/50 (Call 05/13/50)	200	183,977
2.60%, 05/16/22	515	529,481
2.75%, 02/15/23 (Call 01/15/23)	853	891,831
2.90%, 07/26/24 (Call 06/26/24)	1,218	1,312,961
3.20%, 06/15/26 (Call 04/15/26)	2,243	2,469,419
3.25%, 08/15/22	871	907,974
3.25%, 02/20/23 (Call 01/20/23)	635	670,382
3.25%, 11/01/23	28	30,050
3.25%, 02/27/27	1,095	1,214,719
3.25%, 08/01/42(a)	300	320,938
3.40%, 07/26/29 (Call 04/26/29)	1,627	1,820,960
3.45%, 11/15/27 (Call 08/15/27)	521	586,633
3.55%, 08/15/22	526	550,563
3.88%, 08/15/25 (Call 05/15/25)	468	525,070
3.90%, 02/20/28 (Call 11/20/27)(a)	1,480	1,701,854
4.13%, 06/15/39 (Call 12/15/38)	2,202	2,652,574
4.25%, 10/26/49 (Call 04/26/49)(a)	2,137	2,601,214
4.35%, 11/15/47 (Call 05/15/47)	1,245	1,516,606
4.50%, 03/01/44 (Call 09/01/43)(a)	550	711,218
4.55%, 02/20/48 (Call 08/20/47)	1,435	1,811,682
5.00%, 08/15/45 (Call 02/15/45)	1,225	1,635,981
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	534	547,548
3.08%, 06/15/24 (Call 04/15/24)	60	64,102
3.20%, 03/15/23	308	324,222
3.41%, 06/15/27 (Call 03/15/27)(a)	976	1,074,204
3.50%, 11/15/24 (Call 08/15/24)(a)	170	184,708
3.75%, 09/15/25 (Call 06/15/25)	775	857,172
4.37%, 06/15/47 (Call 12/15/46)	534	588,201
4.50%, 11/15/44 (Call 05/15/44)	340	375,343
4.60%, 03/15/43	382	428,828
4.90%, 09/15/45 (Call 03/15/45)	290	344,477
Cigna Corp. 2.40%, 03/15/30 (Call 12/15/29)	645	655,072
3.00%, 07/15/23 (Call 05/16/23)	1,097	1,158,217
3.05%, 11/30/22 (Call 10/31/22)	319	333,084
3.05%, 10/15/27 (Call 07/15/27)	608	665,918
3.20%, 03/15/40 (Call 09/15/39)(a)	614	629,714
3.25%, 04/15/25 (Call 01/15/25)	846	916,680
3.40%, 03/01/27 (Call 12/01/26)	1,140	1,260,667
3.40%, 03/15/50 (Call 09/15/49)	1,120	1,141,457
3.50%, 06/15/24 (Call 03/17/24)	811	877,694
3.75%, 07/15/23 (Call 06/15/23)	959	1,031,887
3.88%, 10/15/47 (Call 04/15/47)	764	838,779
4.13%, 11/15/25 (Call 09/15/25)	904	1,020,350
4.38%, 10/15/28 (Call 07/15/28)	3,134	3,655,801
4.50%, 02/25/26 (Call 11/27/25)	809	930,276
4.80%, 08/15/38 (Call 02/15/38)	1,681	2,079,438
4.80%, 07/15/46 (Call 01/16/46)	949	1,178,087
4.90%, 12/15/48 (Call 06/15/48)	2,213	2,796,902
5.38%, 02/15/42 (Call 08/15/41)	70	89,791
6.13%, 11/15/41	414	581,629
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)	1,075	1,051,906
1.75%, 08/21/30 (Call 05/21/30)	1,228	1,183,760
1.88%, 02/28/31 (Call 11/28/30)(a)	1,055	1,019,659

Security	Par (000)	Value

Pharmaceuticals (continued)
2.63%, 08/15/24 (Call 07/15/24)	$1,691	$1,798,154
2.70%, 08/21/40 (Call 02/21/40)	1,105	1,049,131
2.75%, 12/01/22 (Call 09/01/22)	589	609,914
2.88%, 06/01/26 (Call 03/01/26)	2,168	2,335,135
3.00%, 08/15/26 (Call 06/15/26)	340	369,099
3.25%, 08/15/29 (Call 05/15/29)	1,938	2,104,586
3.38%, 08/12/24 (Call 05/12/24)	155	167,853
3.50%, 07/20/22 (Call 05/20/22)	1,338	1,388,995
3.63%, 04/01/27 (Call 02/01/27)	689	766,187
3.70%, 03/09/23 (Call 02/09/23)	666	708,605
3.75%, 04/01/30 (Call 01/01/30)(a)	801	895,629
3.88%, 07/20/25 (Call 04/20/25)	2,531	2,816,310
4.10%, 03/25/25 (Call 01/25/25)	705	788,041
4.13%, 04/01/40 (Call 10/01/39)	900	1,023,299
4.25%, 04/01/50 (Call 10/01/49)(a)	1,210	1,403,597
4.30%, 03/25/28 (Call 12/25/27)	4,233	4,872,602
4.75%, 12/01/22 (Call 09/01/22)	842	896,411
4.78%, 03/25/38 (Call 09/25/37)	3,068	3,739,361
4.88%, 07/20/35 (Call 01/20/35)	1,176	1,453,764
5.00%, 12/01/24 (Call 09/01/24)	489	558,823
5.05%, 03/25/48 (Call 09/25/47)	4,928	6,223,980
5.13%, 07/20/45 (Call 01/20/45)	2,315	2,931,462
5.30%, 12/05/43 (Call 06/05/43)(a)	692	894,762
6.13%, 09/15/39	328	444,963
6.25%, 06/01/27(a)	100	126,846
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)	864	759,359
2.35%, 05/15/22	831	851,745
2.50%, 09/15/60 (Call 03/15/60)	967	856,241
2.75%, 06/01/25 (Call 03/01/25)(a)	694	744,284
3.10%, 05/15/27 (Call 02/15/27)	680	749,375
3.38%, 03/15/29 (Call 12/15/28)(a)	1,723	1,929,212
3.70%, 03/01/45 (Call 09/01/44)	30	33,831
3.88%, 03/15/39 (Call 09/15/38)	21	25,322
3.95%, 03/15/49 (Call 09/15/48)	755	892,837
4.15%, 03/15/59 (Call 09/15/58)	907	1,117,645
5.50%, 03/15/27(a)	600	752,941
EMD Finance LLC 2.95%, 03/19/22 (Call 01/19/22)(b)	572	585,146
3.25%, 03/19/25 (Call 12/19/24)(a)(b)	147	159,022
Evernorth Health Inc. 3.50%, 06/15/24 (Call 03/17/24)	410	440,881
4.50%, 02/25/26 (Call 11/27/25)	230	263,102
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	1,742	1,826,188
3.38%, 05/15/23	831	886,175
3.63%, 05/15/25	883	980,044
3.88%, 05/15/28	1,723	1,992,685
4.20%, 03/18/43(a)	240	293,686
5.38%, 04/15/34	100	136,831
6.38%, 05/15/38	2,003	3,030,748
GlaxoSmithKline Capital PLC 0.53%, 10/01/23 (Call 10/01/22)	730	731,978
2.85%, 05/08/22	689	710,066
2.88%, 06/01/22 (Call 05/01/22)	1,194	1,229,659
3.00%, 06/01/24 (Call 05/01/24)	51	54,713
3.38%, 06/01/29 (Call 03/01/29)(a)	479	538,409
Johnson & Johnson 0.55%, 09/01/25 (Call 08/01/25)	585	580,378
0.95%, 09/01/27 (Call 07/01/27)	920	906,237

72	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
1.30%, 09/01/30 (Call 06/01/30)(a)	$350	$334,948
2.05%, 03/01/23 (Call 01/01/23)(a)	91	94,018
2.10%, 09/01/40 (Call 03/01/40)	774	723,858
2.25%, 09/01/50 (Call 03/01/50)(a)	815	739,352
2.45%, 03/01/26 (Call 12/01/25)	1,791	1,921,311
2.45%, 09/01/60 (Call 03/01/60)	1,303	1,191,446
2.63%, 01/15/25 (Call 11/15/24)	1,130	1,212,304
2.90%, 01/15/28 (Call 10/15/27)	1,055	1,159,684
2.95%, 03/03/27 (Call 12/03/26)	1,156	1,279,452
3.38%, 12/05/23(a)	245	266,596
3.40%, 01/15/38 (Call 07/15/37)	222	249,141
3.50%, 01/15/48 (Call 07/15/47)	403	451,684
3.55%, 03/01/36 (Call 09/01/35)	1,336	1,561,367
3.63%, 03/03/37 (Call 09/03/36)	1,423	1,654,873
3.70%, 03/01/46 (Call 09/01/45)	1,427	1,648,921
3.75%, 03/03/47 (Call 09/03/46)	698	813,628
4.38%, 12/05/33 (Call 06/05/33)	1,203	1,499,746
4.50%, 09/01/40	460	591,679
4.50%, 12/05/43 (Call 06/05/43)	390	496,839
4.85%, 05/15/41	360	467,425
4.95%, 05/15/33	331	434,858
5.85%, 07/15/38	426	620,830
5.95%, 08/15/37	812	1,184,085
6.73%, 11/15/23	325	377,943
6.95%, 09/01/29(a)	125	176,144
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	435	428,004
2.70%, 12/15/22 (Call 09/15/22)	601	621,704
2.85%, 03/15/23 (Call 12/15/22)	572	596,141
3.80%, 03/15/24 (Call 12/15/23)	594	646,491
3.95%, 02/16/28 (Call 11/16/27)	92	104,633
4.75%, 05/30/29 (Call 02/28/29)	835	995,143
4.88%, 03/15/44 (Call 09/15/43)(a)	397	482,669
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	132	149,131
4.60%, 06/01/44 (Call 12/01/43)	500	626,688
5.90%, 11/01/39(a)	225	318,334
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,313	1,306,449
1.45%, 06/24/30 (Call 03/24/30)	265	256,590
2.35%, 06/24/40 (Call 12/24/39)	1,062	1,018,394
2.40%, 09/15/22 (Call 06/15/22)	1,173	1,206,841
2.45%, 06/24/50 (Call 12/24/49)	1,518	1,377,732
2.75%, 02/10/25 (Call 11/10/24)	1,386	1,483,332
2.80%, 05/18/23	1,600	1,688,362
2.90%, 03/07/24 (Call 02/07/24)	1,189	1,273,189
3.40%, 03/07/29 (Call 12/07/28)	337	380,104
3.60%, 09/15/42 (Call 03/15/42)(a)	767	876,921
3.70%, 02/10/45 (Call 08/10/44)(a)	1,102	1,259,698
3.90%, 03/07/39 (Call 09/07/38)	1,221	1,443,436
4.00%, 03/07/49 (Call 09/07/48)	1,186	1,412,490
4.15%, 05/18/43	953	1,153,448
6.50%, 12/01/33	240	357,682
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	38	52,457
Mylan Inc.
3.13%, 01/15/23(b)	313	327,362
4.20%, 11/29/23 (Call 08/29/23)	905	982,798
4.55%, 04/15/28 (Call 01/15/28)(a)	739	857,120
5.20%, 04/15/48 (Call 10/15/47)	508	614,649
5.40%, 11/29/43 (Call 05/29/43)	343	423,872

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	$674	$696,939
2.00%, 02/14/27 (Call 12/14/26)	674	703,900
2.20%, 08/14/30 (Call 05/14/30)	1,055	1,089,401
2.40%, 05/17/22 (Call 04/17/22)	890	911,366
2.40%, 09/21/22	1,040	1,073,812
2.75%, 08/14/50 (Call 02/14/50)	1,319	1,303,173
3.00%, 11/20/25 (Call 08/20/25)	1,616	1,757,287
3.10%, 05/17/27 (Call 02/17/27)	173	191,008
3.40%, 05/06/24	335	365,363
3.70%, 09/21/42	167	191,670
4.00%, 11/20/45 (Call 05/20/45)	293	351,058
4.40%, 05/06/44	1,725	2,168,751
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	100	102,776
3.90%, 12/15/24 (Call 09/15/24)	585	640,659
4.38%, 03/15/26 (Call 12/15/25)	630	708,450
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,122	1,124,581
1.70%, 05/28/30 (Call 02/28/30)(a)	1,149	1,133,587
2.55%, 05/28/40 (Call 11/28/39)(a)	500	493,992
2.63%, 04/01/30 (Call 01/01/30)	1,191	1,265,935
2.70%, 05/28/50 (Call 11/28/49)(a)	670	638,762
2.75%, 06/03/26(a)	1,380	1,496,922
2.80%, 03/11/22	239	245,370
2.95%, 03/15/24 (Call 02/15/24)	227	243,847
3.00%, 06/15/23	283	300,341
3.00%, 12/15/26(a)	1,037	1,146,942
3.20%, 09/15/23 (Call 08/15/23)	836	894,161
3.40%, 05/15/24	1,071	1,168,888
3.45%, 03/15/29 (Call 12/15/28)	1,256	1,412,958
3.60%, 09/15/28 (Call 06/15/28)	1,288	1,458,650
3.90%, 03/15/39 (Call 09/15/38)	735	865,430
4.00%, 12/15/36	638	758,359
4.00%, 03/15/49 (Call 09/15/48)	1,129	1,331,944
4.10%, 09/15/38 (Call 03/15/38)	252	303,573
4.13%, 12/15/46	674	813,950
4.20%, 09/15/48 (Call 03/15/48)	865	1,051,126
4.30%, 06/15/43	1,002	1,218,773
4.40%, 05/15/44	771	956,714
5.60%, 09/15/40	165	231,482
7.20%, 03/15/39	1,788	2,896,241
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	119	127,097
3.63%, 06/19/28 (Call 03/19/28)(a)	701	796,167
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	1,882	1,987,185
3.20%, 09/23/26 (Call 06/23/26)	2,161	2,365,019
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	1,980	1,947,971
3.03%, 07/09/40 (Call 01/09/40)(a)	1,445	1,451,486
3.18%, 07/09/50 (Call 01/09/50)	1,135	1,106,679
3.38%, 07/09/60 (Call 01/09/60)(a)	620	617,433
4.40%, 11/26/23 (Call 10/26/23)	505	555,789
5.00%, 11/26/28 (Call 08/26/28)	303	367,193
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,573	1,756,897
5.25%, 06/15/46 (Call 12/15/45)	1,026	1,245,120
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(b)	645	654,815

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.30%, 06/22/27 (Call 04/22/27)(b)	$490	$505,329
2.70%, 06/22/30 (Call 03/22/30)(b)	674	683,155
3.85%, 06/22/40 (Call 12/22/39)(b)	1,365	1,447,462
4.00%, 06/22/50 (Call 12/22/49)(b)	1,617	1,679,004
Wyeth LLC
5.95%, 04/01/37	1,850	2,646,011
6.00%, 02/15/36(a)	415	596,108
6.45%, 02/01/24	683	797,193
6.50%, 02/01/34	685	1,017,806
7.25%, 03/01/23	751	850,623
Zeneca Wilmington Inc., 7.00%, 11/15/23	611	715,077
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	1,195	1,179,526
3.00%, 09/12/27 (Call 06/12/27)	1,271	1,390,625
3.00%, 05/15/50 (Call 11/15/49)(a)	675	668,550
3.25%, 02/01/23 (Call 11/01/22)	801	838,351
3.90%, 08/20/28 (Call 05/20/28)	388	440,332
3.95%, 09/12/47 (Call 03/12/47)	657	761,738
4.45%, 08/20/48 (Call 02/20/48)(a)	373	464,798
4.50%, 11/13/25 (Call 08/13/25)	1,047	1,198,077
4.70%, 02/01/43 (Call 08/01/42)	512	651,715

		327,467,002

Pipelines — 3.6%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	205	229,588
4.60%, 11/02/47(b)	1,381	1,590,724
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	50	51,999
3.40%, 02/15/31 (Call 11/15/30)	240	247,567
4.45%, 07/15/27 (Call 04/15/27)	313	352,875
4.80%, 05/03/29 (Call 02/03/29)	350	397,618
4.95%, 12/15/24 (Call 09/15/24)	771	867,505
5.95%, 06/01/26 (Call 03/01/26)	568	672,460
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	330	349,618
3.30%, 01/15/35 (Call 09/15/34)(b)	673	723,639
3.40%, 01/15/38 (Call 07/15/37)(b)	930	969,650
3.70%, 01/15/39 (Call 07/15/38)(b)	180	196,549
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	1,366	1,477,855
5.13%, 06/30/27 (Call 01/01/27)	1,291	1,507,118
5.88%, 03/31/25 (Call 10/02/24)	501	577,254
7.00%, 06/30/24 (Call 01/01/24)	1,203	1,395,832
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(b)	1,025	1,119,910
Colonial Pipeline Co., 4.25%, 04/15/48 (Call 10/15/47)(b)	150	169,933
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	65	72,990
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,036	1,172,241
5.80%, 06/01/45 (Call 12/01/44)	260	330,799
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	70	100,998
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	30	32,092
4.15%, 09/15/29 (Call 06/15/29)	582	619,254
4.40%, 03/15/27 (Call 12/15/26)	626	684,513
4.95%, 05/15/28 (Call 02/15/28)	542	608,009
5.00%, 05/15/44 (Call 11/15/43)	60	59,541
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	584	716,743

Security	Par (000)	Value

Pipelines (continued)
5.88%, 10/15/25 (Call 07/15/25)	$354	$421,144
7.38%, 10/15/45 (Call 04/15/45)	590	866,172
Series B, 7.50%, 04/15/38	115	161,883
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	551	577,207
2.90%, 07/15/22 (Call 06/15/22)	522	537,554
3.13%, 11/15/29 (Call 08/15/29)	1,084	1,156,574
3.50%, 06/10/24 (Call 03/10/24)	314	338,366
3.70%, 07/15/27 (Call 04/15/27)	789	878,573
4.00%, 10/01/23 (Call 07/01/23)	1,184	1,276,713
4.00%, 11/15/49 (Call 05/15/49)	70	72,744
4.25%, 12/01/26 (Call 09/01/26)	781	890,089
4.50%, 06/10/44 (Call 12/10/43)	609	679,642
5.50%, 12/01/46 (Call 06/01/46)	502	642,596
5.50%, 07/15/77 (Call 07/15/27)(a)(c)	713	725,756
6.25%, 03/01/78 (Call 03/01/28)(c)	915	969,724
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	540	569,700
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(a)(c)	385	416,524
Energy Transfer Operating LP 2.90%, 05/15/25 (Call 04/15/25)	679	712,128
3.60%, 02/01/23 (Call 11/01/22)	444	466,118
3.75%, 05/15/30 (Call 02/15/30)	866	915,390
4.05%, 03/15/25 (Call 12/15/24)	996	1,083,048
4.20%, 04/15/27 (Call 01/15/27)	475	525,420
4.25%, 03/15/23 (Call 12/15/22)	919	973,794
4.50%, 04/15/24 (Call 03/15/24)	729	799,289
4.75%, 01/15/26 (Call 10/15/25)	732	818,623
4.90%, 02/01/24 (Call 11/01/23)	561	614,148
4.90%, 03/15/35 (Call 09/15/34)	568	616,789
4.95%, 06/15/28 (Call 03/15/28)	910	1,037,304
5.00%, 05/15/50 (Call 11/15/49)	1,413	1,496,135
5.15%, 02/01/43 (Call 08/01/42)	576	608,350
5.15%, 03/15/45 (Call 09/15/44)	801	847,250
5.25%, 04/15/29 (Call 01/15/29)	961	1,114,497
5.30%, 04/15/47 (Call 10/15/46)	847	918,592
5.50%, 06/01/27 (Call 03/01/27)	810	948,012
5.88%, 01/15/24 (Call 10/15/23)	1,025	1,150,939
5.95%, 10/01/43 (Call 04/01/43)	227	257,930
6.00%, 06/15/48 (Call 12/15/47)	650	757,190
6.05%, 06/01/41 (Call 12/01/40)	737	856,955
6.13%, 12/15/45 (Call 06/15/45)	827	957,292
6.25%, 04/15/49 (Call 10/15/48)	1,255	1,500,723
6.50%, 02/01/42 (Call 08/01/41)	325	394,973
6.63%, 10/15/36	260	326,693
7.50%, 07/01/38	265	358,087
8.25%, 11/15/29 (Call 08/15/29)	250	339,138
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	193	222,817
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	518	557,878
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (Call 08/01/23)	925	1,003,285
5.00%, 10/01/22 (Call 07/01/22)	765	806,833
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)(a)	1,060	1,113,743
3.13%, 07/31/29 (Call 04/30/29)	1,027	1,104,227
3.20%, 02/15/52 (Call 08/15/51)	635	591,053
3.35%, 03/15/23 (Call 12/15/22)	1,168	1,225,707
3.70%, 02/15/26 (Call 11/15/25)	376	417,152
3.70%, 01/31/51 (Call 07/31/50)	681	688,137
3.75%, 02/15/25 (Call 11/15/24)	940	1,032,589

74	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.90%, 02/15/24 (Call 11/15/23)	$798	$868,103
3.95%, 02/15/27 (Call 11/15/26)	885	1,001,277
3.95%, 01/31/60 (Call 07/31/59)	756	779,189
4.15%, 10/16/28 (Call 07/16/28)	946	1,087,977
4.20%, 01/31/50 (Call 07/31/49)	1,320	1,423,270
4.25%, 02/15/48 (Call 08/15/47)	783	850,578
4.45%, 02/15/43 (Call 08/15/42)	1,097	1,254,433
4.80%, 02/01/49 (Call 08/01/48)	211	246,948
4.85%, 08/15/42 (Call 02/15/42)	611	725,471
4.85%, 03/15/44 (Call 09/15/43)	831	975,640
4.90%, 05/15/46 (Call 11/15/45)	900	1,063,476
4.95%, 10/15/54 (Call 04/15/54)	410	485,290
5.10%, 02/15/45 (Call 08/15/44)	929	1,129,823
5.38%, 02/15/78 (Call 02/15/28)(c)	405	403,933
5.70%, 02/15/42	277	363,417
5.95%, 02/01/41	610	810,662
6.13%, 10/15/39	135	183,885
6.45%, 09/01/40	285	394,909
7.55%, 04/15/38	460	684,472
Series D, 4.88%, 08/16/77 (Call 08/16/22)(c)	275	261,058
Series D, 6.88%, 03/01/33	682	942,020
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	697	697,281
Series H, 6.65%, 10/15/34	210	287,133
Series J, 5.75%, 03/01/35	236	296,766
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	770	787,999
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(b)	2,000	1,977,669
GNL Quintero SA, 4.63%, 07/31/29(b)	200	217,250
Gray Oak Pipeline LLC 2.60%, 10/15/25 (Call 09/15/25)(b)	160	163,627
3.45%, 10/15/27 (Call 08/15/27)(b)	125	128,969
Gulfstream Natural Gas System LLC 4.60%, 09/15/25 (Call 06/15/25)(b)	85	95,856
5.95%, 10/15/45 (Call 04/15/45)(b)	100	126,696
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	681	714,496
3.50%, 09/01/23 (Call 06/01/23)	724	771,704
3.95%, 09/01/22 (Call 06/01/22)	667	695,699
4.15%, 02/01/24 (Call 11/01/23)	788	858,651
4.25%, 09/01/24 (Call 06/01/24)	772	856,834
4.30%, 05/01/24 (Call 02/01/24)	640	704,064
4.70%, 11/01/42 (Call 05/01/42)	490	538,533
5.00%, 08/15/42 (Call 02/15/42)	483	555,999
5.00%, 03/01/43 (Call 09/01/42)	452	521,879
5.40%, 09/01/44 (Call 03/01/44)	410	490,032
5.50%, 03/01/44 (Call 09/01/43)	719	866,745
5.63%, 09/01/41	104	125,729
5.80%, 03/15/35	570	721,175
6.38%, 03/01/41	455	595,612
6.50%, 02/01/37	368	477,854
6.50%, 09/01/39	370	482,250
6.55%, 09/15/40	500	666,133
6.95%, 01/15/38	990	1,355,869
7.30%, 08/15/33	365	508,159
7.40%, 03/15/31	35	47,529
7.50%, 11/15/40	271	380,885
7.75%, 03/15/32	557	796,958
Kinder Morgan Inc. 2.00%, 02/15/31 (Call 11/15/30)(a)	912	871,660
3.15%, 01/15/23 (Call 12/15/22)	441	462,422

Security	Par (000)	Value

Pipelines (continued)
3.25%, 08/01/50 (Call 02/01/50)(a)	$620	$563,198
4.30%, 06/01/25 (Call 03/01/25)	1,075	1,204,467
4.30%, 03/01/28 (Call 12/01/27)	1,012	1,155,322
5.05%, 02/15/46 (Call 08/15/45)	63	73,176
5.20%, 03/01/48 (Call 09/01/47)	856	1,023,271
5.30%, 12/01/34 (Call 06/01/34)	444	536,606
5.55%, 06/01/45 (Call 12/01/44)	1,517	1,864,288
7.75%, 01/15/32	1,216	1,750,069
7.80%, 08/01/31	203	291,613
Kinder Morgan Inc./DE, 5.63%, 11/15/23 (Call 08/15/23)(b)	793	883,979
Magellan Midstream Partners LP 3.25%, 06/01/30 (Call 03/01/30)(a)	695	746,246
3.95%, 03/01/50 (Call 09/01/49)	745	766,175
4.20%, 12/01/42 (Call 06/01/42)	136	144,433
4.20%, 03/15/45 (Call 09/15/44)	345	360,680
4.20%, 10/03/47 (Call 04/03/47)	397	414,431
4.25%, 09/15/46 (Call 03/15/46)	210	226,303
4.85%, 02/01/49 (Call 08/01/48)	455	518,839
5.00%, 03/01/26 (Call 12/01/25)	1,045	1,217,218
5.15%, 10/15/43 (Call 04/15/43)	311	375,132
Midwest Connector Capital Co. LLC 3.63%, 04/01/22 (Call 03/01/22)(a)(b)	225	227,853
3.90%, 04/01/24 (Call 03/01/24)(b)	946	969,048
4.63%, 04/01/29 (Call 01/01/29)(b)	920	929,979
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	671	676,166
2.65%, 08/15/30 (Call 05/15/30)	1,000	995,039
3.38%, 03/15/23 (Call 02/15/23)	897	940,510
3.50%, 12/01/22 (Call 11/01/22)	324	339,427
4.00%, 02/15/25 (Call 11/15/24)	153	167,640
4.00%, 03/15/28 (Call 12/15/27)	1,154	1,289,494
4.13%, 03/01/27 (Call 12/01/26)	117	131,004
4.25%, 12/01/27 (Call 09/01/27)(a)	506	576,691
4.50%, 07/15/23 (Call 04/15/23)	1,909	2,061,324
4.50%, 04/15/38 (Call 10/15/37)	607	671,017
4.70%, 04/15/48 (Call 10/15/47)	1,225	1,340,367
4.80%, 02/15/29 (Call 11/15/28)	640	748,974
4.88%, 12/01/24 (Call 09/01/24)	1,077	1,217,542
4.88%, 06/01/25 (Call 03/01/25)	785	889,658
4.90%, 04/15/58 (Call 10/15/57)	450	493,437
5.20%, 03/01/47 (Call 09/01/46)	937	1,091,032
5.20%, 12/01/47 (Call 06/01/47)	431	494,419
5.50%, 02/15/49 (Call 08/15/48)	1,035	1,257,558
NGPL PipeCo LLC 4.38%, 08/15/22 (Call 05/15/22)(b)	826	860,002
4.88%, 08/15/27 (Call 02/15/27)(b)	725	826,045
7.77%, 12/15/37(b)	538	722,461
Northern Natural Gas Co. 4.10%, 09/15/42 (Call 03/15/42)(a)(b)	50	55,030
4.30%, 01/15/49 (Call 07/15/48)(b)	555	650,200
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	550	620,833
ONEOK Inc. 2.20%, 09/15/25 (Call 08/15/25)(a)	320	329,508
2.75%, 09/01/24 (Call 08/01/24)	668	704,630
3.10%, 03/15/30 (Call 12/15/29)	145	148,299
3.40%, 09/01/29 (Call 06/01/29)	910	952,016
4.00%, 07/13/27 (Call 04/13/27)	505	554,379
4.35%, 03/15/29 (Call 12/15/28)	425	471,214
4.45%, 09/01/49 (Call 03/01/49)	520	522,124
4.50%, 03/15/50 (Call 09/15/49)(a)	135	137,611

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.55%, 07/15/28 (Call 04/15/28)	$1,009	$1,132,497
4.95%, 07/13/47 (Call 01/06/47)	874	936,070
5.20%, 07/15/48 (Call 01/15/48)	509	566,711
5.85%, 01/15/26 (Call 12/15/25)(a)	275	325,546
6.00%, 06/15/35	30	36,335
6.35%, 01/15/31 (Call 10/15/30)(a)	615	776,982
7.15%, 01/15/51 (Call 07/15/50)	215	290,893
7.50%, 09/01/23 (Call 06/01/23)	240	274,935
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	687	711,174
4.90%, 03/15/25 (Call 12/15/24)	107	119,872
5.00%, 09/15/23 (Call 06/15/23)	510	556,693
6.13%, 02/01/41 (Call 08/01/40)	623	751,220
6.20%, 09/15/43 (Call 03/15/43)	444	525,173
6.65%, 10/01/36	335	430,745
6.85%, 10/15/37	140	179,766
Phillips 66 Partners LP 2.45%, 12/15/24 (Call 11/15/24)	590	618,416
3.15%, 12/15/29 (Call 09/15/29)	508	515,746
3.55%, 10/01/26 (Call 07/01/26)	739	797,505
3.75%, 03/01/28 (Call 12/01/27)	33	35,433
4.68%, 02/15/45 (Call 08/15/44)	415	443,875
4.90%, 10/01/46 (Call 04/01/46)(a)	499	551,991
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	185	236,598
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	800	819,718
3.55%, 12/15/29 (Call 09/15/29)	519	532,852
3.60%, 11/01/24 (Call 08/01/24)	790	845,535
3.80%, 09/15/30 (Call 06/15/30)	150	155,792
3.85%, 10/15/23 (Call 07/15/23)	754	802,404
4.30%, 01/31/43 (Call 07/31/42)	755	712,166
4.50%, 12/15/26 (Call 09/15/26)	400	444,032
4.65%, 10/15/25 (Call 07/15/25)	287	318,256
4.70%, 06/15/44 (Call 12/15/43)	630	612,122
4.90%, 02/15/45 (Call 08/15/44)	225	226,178
5.15%, 06/01/42 (Call 12/01/41)	53	54,220
6.65%, 01/15/37	60	72,142
Sabal Trail Transmission LLC 4.25%, 05/01/28 (Call 02/01/28)(b)	124	140,553
4.68%, 05/01/38 (Call 11/01/37)(b)	375	432,322
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	375	439,414
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	841	944,376
4.50%, 05/15/30 (Call 11/15/29)	1,425	1,629,891
5.00%, 03/15/27 (Call 09/15/26)	403	468,544
5.63%, 04/15/23 (Call 01/15/23)	1,695	1,846,930
5.63%, 03/01/25 (Call 12/01/24)	1,085	1,250,856
5.75%, 05/15/24 (Call 02/15/24)	2,210	2,512,342
5.88%, 06/30/26 (Call 12/31/25)	1,702	2,029,717
6.25%, 03/15/22 (Call 12/15/21)	159	166,012
Southern Natural Gas Co. LLC 4.80%, 03/15/47 (Call 09/15/46)(a)(b)	98	111,334
8.00%, 03/01/32	195	272,035
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	745	815,416
3.50%, 03/15/25 (Call 12/15/24)	410	443,451
4.50%, 03/15/45 (Call 09/15/44)	494	546,536
4.75%, 03/15/24 (Call 12/15/23)	594	658,147
5.95%, 09/25/43 (Call 03/25/43)	451	581,706

Security	Par (000)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations LP 3.45%, 01/15/23 (Call 10/15/22)	$475	$494,438
3.90%, 07/15/26 (Call 04/15/26)	464	504,139
4.00%, 10/01/27 (Call 07/01/27)	550	599,137
4.25%, 04/01/24 (Call 01/01/24)	172	186,297
4.95%, 01/15/43 (Call 07/15/42)	487	500,241
5.30%, 04/01/44 (Call 10/01/43)	540	586,021
5.35%, 05/15/45 (Call 11/15/44)	493	530,101
5.40%, 10/01/47 (Call 04/01/47)	1,068	1,172,518
5.95%, 12/01/25 (Call 09/01/25)	479	565,182
6.10%, 02/15/42	355	405,094
6.85%, 02/15/40	15	18,356
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	154	171,475
4.38%, 03/13/25 (Call 12/13/24)	553	615,893
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/30 (Call 12/01/29)(b)	826	849,661
7.00%, 03/15/27	100	127,156
7.00%, 10/15/28	568	735,615
Texas Eastern Transmission LP 2.80%, 10/15/22 (Call 07/15/22)(b)	680	701,073
3.50%, 01/15/28 (Call 10/15/27)(b)	575	625,259
4.15%, 01/15/48 (Call 07/15/47)(b)	447	468,432
7.00%, 07/15/32	485	665,001
TransCanada PipeLines Ltd. 2.50%, 08/01/22	407	418,952
3.75%, 10/16/23 (Call 07/16/23)	1,345	1,446,027
4.10%, 04/15/30 (Call 01/15/30)(a)	246	280,782
4.25%, 05/15/28 (Call 02/15/28)	735	847,464
4.63%, 03/01/34 (Call 12/01/33)	1,067	1,241,012
4.75%, 05/15/38 (Call 11/15/37)	400	468,924
4.88%, 01/15/26 (Call 10/15/25)	761	884,749
4.88%, 05/15/48 (Call 11/15/47)	802	961,083
5.00%, 10/16/43 (Call 04/16/43)	577	688,941
5.10%, 03/15/49 (Call 09/15/48)	794	984,856
5.60%, 03/31/34	285	358,571
5.85%, 03/15/36	505	660,074
6.10%, 06/01/40	308	405,129
6.20%, 10/15/37	948	1,270,858
7.25%, 08/15/38	555	804,484
7.63%, 01/15/39	1,065	1,591,576
Transcanada Trust 5.30%, 03/15/77 (Call 03/15/27)(a)(c)	1,302	1,347,570
5.50%, 09/15/79 (Call 09/15/29)(c)	1,023	1,118,906
5.63%, 05/20/75 (Call 05/20/25)(c)	200	215,400
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	891	983,818
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/30 (Call 02/15/30)	457	489,559
3.95%, 05/15/50 (Call 11/15/49)	355	378,154
4.00%, 03/15/28 (Call 12/15/27)	123	138,086
4.45%, 08/01/42 (Call 02/01/42)	376	425,076
4.60%, 03/15/48 (Call 09/15/47)	369	429,875
5.40%, 08/15/41 (Call 02/15/41)	390	481,236
7.85%, 02/01/26 (Call 11/01/25)	1,195	1,537,330
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	50	56,863
Valero Energy Partners LP 4.38%, 12/15/26 (Call 09/15/26)	671	762,428
4.50%, 03/15/28 (Call 12/15/27)	340	384,030

76	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	$725	$749,613
3.50%, 11/15/30 (Call 08/15/30)(a)	297	322,619
3.70%, 01/15/23 (Call 10/15/22)	1,526	1,603,240
3.75%, 06/15/27 (Call 03/15/27)	1,402	1,554,966
3.90%, 01/15/25 (Call 10/15/24)	767	836,500
4.00%, 09/15/25 (Call 06/15/25)	737	817,718
4.30%, 03/04/24 (Call 12/04/23)	1,066	1,165,695
4.50%, 11/15/23 (Call 08/15/23)	347	379,706
4.55%, 06/24/24 (Call 03/24/24)	175	194,511
4.85%, 03/01/48 (Call 09/01/47)	861	999,469
4.90%, 01/15/45 (Call 07/15/44)	320	365,548
5.10%, 09/15/45 (Call 03/15/45)	929	1,101,464
5.40%, 03/04/44 (Call 09/04/43)	363	437,154
5.75%, 06/24/44 (Call 12/24/43)	420	525,915
5.80%, 11/15/43 (Call 05/15/43)	395	496,016
6.30%, 04/15/40	937	1,228,005
7.75%, 06/15/31	312	423,459
8.75%, 03/15/32	363	544,481
Series A, 7.50%, 01/15/31	269	365,380

		211,987,524

Private Equity — 0.1%
Apollo Management Holdings LP 2.65%, 06/05/30 (Call 03/05/30)(b)	135	135,873
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	50	57,169
4.87%, 02/15/29 (Call 11/15/28)(b)	735	858,782
5.00%, 03/15/48 (Call 09/15/47)(b)	25	29,983
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	50	63,396
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	794	849,513
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	435	537,857
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	615	770,769
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	824	940,807
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)(b)	260	271,619
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)(b)	747	783,841
Owl Rock Technology Finance Corp. 3.75%, 06/17/26 (Call 05/17/26)(b)	495	512,649
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	485	519,674

		6,331,932

Real Estate — 0.0%
Brookfield Asset Management Inc. 4.00%, 01/15/25 (Call 10/15/24)	19	20,899
7.38%, 03/01/33	125	181,403
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	339	394,668
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	547	596,238
Ontario Teachers’ Cadillac Fairview Properties Trust, 4.13%, 02/01/29 (Call 11/01/28)(b)	785	882,480
Vonovia Finance BV, 5.00%, 10/02/23(b)	50	52,966

		2,128,654

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	852	803,085
2.00%, 05/18/32 (Call 02/18/32)	290	282,533
2.75%, 12/15/29 (Call 09/15/29)	500	525,816

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 05/18/51 (Call 11/18/50)	$775	$740,683
3.38%, 08/15/31 (Call 05/15/31)	1,032	1,132,826
3.45%, 04/30/25 (Call 02/28/25)	279	305,608
3.80%, 04/15/26 (Call 02/15/26)	960	1,076,970
3.95%, 01/15/28 (Call 10/15/27)	215	244,935
4.00%, 02/01/50 (Call 08/01/49)(a)	663	743,751
4.30%, 01/15/26 (Call 10/15/25)	75	85,438
4.50%, 07/30/29 (Call 04/30/29)(a)	314	372,477
4.70%, 07/01/30 (Call 04/01/30)	265	318,497
4.85%, 04/15/49 (Call 10/15/48)	351	447,899
4.90%, 12/15/30 (Call 09/15/30)(a)	89	108,641
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	155	158,003
American Campus Communities Operating Partnership LP 2.85%, 02/01/30 (Call 11/01/29)	565	584,104
3.30%, 07/15/26 (Call 05/15/26)	480	524,391
3.63%, 11/15/27 (Call 08/15/27)	176	195,255
3.75%, 04/15/23 (Call 01/15/23)(a)	589	625,720
3.88%, 01/30/31 (Call 10/30/30)(a)	377	417,953
4.13%, 07/01/24 (Call 04/01/24)	385	421,663
American Homes 4 Rent LP 4.25%, 02/15/28 (Call 11/15/27)(a)	165	185,291
4.90%, 02/15/29 (Call 11/15/28)	847	990,599
American Tower Corp. 0.60%, 01/15/24	499	498,662
1.30%, 09/15/25 (Call 08/15/25)	730	733,912
1.50%, 01/31/28 (Call 11/30/27)	710	694,559
1.88%, 10/15/30 (Call 07/15/30)	580	555,872
2.10%, 06/15/30 (Call 03/15/30)	517	507,000
2.40%, 03/15/25 (Call 02/15/25)(a)	609	637,891
2.75%, 01/15/27 (Call 11/15/26)	633	667,240
2.90%, 01/15/30 (Call 10/15/29)	743	780,306
2.95%, 01/15/25 (Call 12/15/24)	905	967,138
2.95%, 01/15/51 (Call 07/15/50)	614	564,807
3.00%, 06/15/23	185	195,500
3.10%, 06/15/50 (Call 12/15/49)	562	531,838
3.13%, 01/15/27 (Call 10/15/26)	464	500,934
3.38%, 05/15/24 (Call 04/15/24)	318	342,733
3.38%, 10/15/26 (Call 07/15/26)	836	913,167
3.50%, 01/31/23	1,076	1,137,706
3.55%, 07/15/27 (Call 04/15/27)	265	292,198
3.60%, 01/15/28 (Call 10/15/27)	643	710,582
3.70%, 10/15/49 (Call 04/15/49)	692	726,057
3.80%, 08/15/29 (Call 05/15/29)	782	872,871
3.95%, 03/15/29 (Call 12/15/28)	478	535,763
4.00%, 06/01/25 (Call 03/01/25)	60	66,491
4.40%, 02/15/26 (Call 11/15/25)(a)	224	253,537
4.70%, 03/15/22	49	51,186
5.00%, 02/15/24	1,204	1,351,047
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)(a)	481	492,993
2.45%, 01/15/31 (Call 10/15/30)(a)	390	402,018
2.85%, 03/15/23 (Call 12/15/22)(a)	30	31,262
2.90%, 10/15/26 (Call 07/15/26)(a)	400	433,407
2.95%, 05/11/26 (Call 02/11/26)(a)	653	707,615
3.20%, 01/15/28 (Call 10/15/27)	474	516,488
3.30%, 06/01/29 (Call 03/01/29)(a)	395	432,546
3.35%, 05/15/27 (Call 02/15/27)	522	576,589
3.45%, 06/01/25 (Call 03/03/25)	620	678,667
3.50%, 11/15/24 (Call 08/15/24)	225	247,014

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 11/15/25 (Call 08/15/25)	$25	$27,549
3.90%, 10/15/46 (Call 04/15/46)	132	149,586
4.15%, 07/01/47 (Call 01/01/47)	215	253,109
4.20%, 12/15/23 (Call 09/16/23)(a)	433	473,507
4.35%, 04/15/48 (Call 10/18/47)(a)	292	355,832
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	252	269,847
2.90%, 03/15/30 (Call 12/15/29)	815	848,349
3.13%, 09/01/23 (Call 06/01/23)(a)	777	821,495
3.20%, 01/15/25 (Call 10/15/24)	355	381,624
3.25%, 01/30/31 (Call 10/30/30)(a)	576	611,045
3.40%, 06/21/29 (Call 03/21/29)	907	980,764
3.65%, 02/01/26 (Call 11/03/25)	116	128,904
3.80%, 02/01/24 (Call 11/01/23)	1,032	1,116,823
3.85%, 02/01/23 (Call 11/01/22)	858	906,061
4.50%, 12/01/28 (Call 09/01/28)	1,064	1,244,351
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(a)	350	375,498
4.10%, 10/01/24 (Call 07/01/24)	263	282,739
4.55%, 10/01/29 (Call 07/01/29)(a)	369	404,418
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	89	94,244
3.65%, 06/15/24 (Call 04/15/24)	580	627,733
3.85%, 02/01/25 (Call 11/01/24)	225	244,861
3.90%, 03/15/27 (Call 12/15/26)	435	489,140
4.05%, 07/01/30 (Call 04/01/30)(a)	882	976,747
4.13%, 06/15/26 (Call 03/15/26)(a)	150	168,545
4.13%, 05/15/29 (Call 02/15/29)	55	61,327
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	315	333,631
3.35%, 11/01/49 (Call 05/01/49)(a)	365	386,592
4.10%, 10/15/28 (Call 07/15/28)	225	258,398
4.25%, 01/15/24 (Call 10/15/23)	135	146,878
4.88%, 06/15/23 (Call 03/15/23)	81	87,909
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,005	1,073,836
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)(a)	395	412,879
4.15%, 04/01/25 (Call 01/01/25)	340	361,212
Corporate Office Properties LP, 3.60%, 05/15/23
(Call 02/15/23)(a)	720	761,145
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	975	954,250
1.35%, 07/15/25 (Call 06/15/25)	29	29,179
2.10%, 04/01/31 (Call 01/01/31)(a)	695	671,200
2.25%, 01/15/31 (Call 10/15/30)(a)	722	709,216
2.90%, 04/01/41 (Call 10/01/40)	800	751,879
3.10%, 11/15/29 (Call 08/15/29)(a)	385	404,471
3.15%, 07/15/23 (Call 06/15/23)	690	729,145
3.20%, 09/01/24 (Call 07/01/24)	857	925,302
3.25%, 01/15/51 (Call 07/15/50)	922	883,344
3.30%, 07/01/30 (Call 04/01/30)(a)	395	424,187
3.65%, 09/01/27 (Call 06/01/27)	731	812,030
3.70%, 06/15/26 (Call 03/15/26)	538	596,372
3.80%, 02/15/28 (Call 11/15/27)	835	927,776
4.00%, 03/01/27 (Call 12/01/26)	225	253,577
4.00%, 11/15/49 (Call 05/15/49)	470	505,348
4.15%, 07/01/50 (Call 01/01/50)	270	296,794
4.30%, 02/15/29 (Call 11/15/28)	803	918,722
4.45%, 02/15/26 (Call 11/15/25)	678	770,668

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 05/15/47 (Call 11/15/46)	$289	$344,782
5.20%, 02/15/49 (Call 08/15/48)	148	186,252
5.25%, 01/15/23	1,913	2,075,163
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)(a)	436	458,451
3.13%, 09/01/26 (Call 06/01/26)	127	137,100
4.00%, 11/15/25 (Call 08/15/25)(a)	368	409,289
4.38%, 02/15/29 (Call 11/15/28)	435	500,650
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	525	495,180
2.90%, 11/15/24 (Call 10/15/24)	918	972,841
3.45%, 11/15/29 (Call 08/15/29)	704	740,502
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	1,195	1,325,502
3.70%, 08/15/27 (Call 05/15/27)	558	627,332
4.45%, 07/15/28 (Call 04/15/28)	200	232,753
4.75%, 10/01/25 (Call 07/01/25)(a)	514	590,274
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)(a)	395	384,578
1.75%, 02/01/31 (Call 11/01/30)	670	649,598
2.88%, 11/15/29 (Call 08/15/29)	685	730,047
3.05%, 03/01/50 (Call 09/01/49)	646	630,154
3.38%, 12/15/27 (Call 09/15/27)	227	250,994
3.63%, 04/15/23 (Call 01/15/23)	225	237,586
3.75%, 12/01/24 (Call 09/01/24)(a)	378	416,384
4.00%, 09/15/28 (Call 06/15/28)	135	154,607
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	665	656,322
1.25%, 07/15/25 (Call 06/15/25)	215	214,806
1.55%, 03/15/28 (Call 01/15/28)	305	299,219
1.80%, 07/15/27 (Call 05/15/27)	400	402,260
2.15%, 07/15/30 (Call 04/15/30)	730	714,876
2.63%, 11/18/24 (Call 10/18/24)	646	685,187
2.90%, 11/18/26 (Call 09/18/26)	985	1,057,688
2.95%, 09/15/51 (Call 03/15/51)	197	179,051
3.00%, 07/15/50 (Call 01/15/50)	814	750,432
3.20%, 11/18/29 (Call 08/18/29)	660	701,450
5.38%, 05/15/27 (Call 05/15/22)	2,508	2,710,139
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)(a)	753	780,210
2.85%, 11/01/26 (Call 08/01/26)	635	683,961
3.00%, 04/15/23 (Call 01/15/23)	155	162,813
3.00%, 07/01/29 (Call 04/01/29)(a)	781	836,890
3.25%, 08/01/27 (Call 05/01/27)	75	82,414
3.50%, 03/01/28 (Call 12/01/27)	510	563,926
4.00%, 08/01/47 (Call 02/01/47)	120	136,258
4.15%, 12/01/28 (Call 09/01/28)	523	602,162
4.50%, 07/01/44 (Call 01/01/44)	685	839,773
4.50%, 06/01/45 (Call 12/01/44)	145	174,911
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	175	164,023
2.65%, 03/15/32 (Call 12/15/31)	405	413,485
2.65%, 09/01/50 (Call 03/01/50)	290	253,129
3.00%, 01/15/30 (Call 10/15/29)	197	208,991
3.25%, 05/01/23 (Call 02/01/23)	155	162,990
3.38%, 04/15/26 (Call 01/15/26)	493	542,248
3.50%, 04/01/25 (Call 01/01/25)	590	642,492
3.63%, 05/01/27 (Call 02/01/27)	540	597,235
3.88%, 05/01/24 (Call 02/01/24)	450	489,271
4.00%, 03/01/29 (Call 12/01/28)	40	45,264

78	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 03/15/48 (Call 09/15/47)	$110	$130,394
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	92	92,079
2.75%, 06/01/23 (Call 03/01/23)	150	156,359
3.20%, 06/15/29 (Call 03/15/29)	300	319,263
3.50%, 06/01/30 (Call 03/01/30)(a)	312	337,322
3.63%, 08/01/46 (Call 02/01/46)(a)	224	220,874
3.95%, 01/15/24 (Call 10/15/23)	305	332,175
4.50%, 12/01/44 (Call 06/01/44)(a)	332	383,835
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	315	334,492
4.00%, 01/15/30 (Call 10/15/29)	360	382,788
4.00%, 01/15/31 (Call 10/15/30)	112	119,234
5.25%, 06/01/25 (Call 03/01/25)	49	55,283
5.30%, 01/15/29 (Call 10/15/28)	462	527,895
5.38%, 11/01/23 (Call 08/01/23)	630	688,590
5.38%, 04/15/26 (Call 01/15/26)	570	654,508
5.75%, 06/01/28 (Call 03/03/28)	680	797,504
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(a)(b)	100	108,433
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	50	48,300
2.40%, 03/15/30 (Call 12/15/29)	145	145,372
3.63%, 01/15/28 (Call 10/15/27)(a)	315	346,295
3.88%, 05/01/25 (Call 02/01/25)(a)	400	437,551
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	702	677,572
3.10%, 02/15/30 (Call 11/15/29)	905	959,340
3.50%, 08/01/26 (Call 05/01/26)	160	176,990
3.75%, 07/01/27 (Call 04/01/27)(a)	145	163,898
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)(a)	243	254,582
3.00%, 01/15/30 (Call 10/15/29)	780	828,327
3.25%, 07/15/26 (Call 05/15/26)	195	214,263
3.40%, 02/01/25 (Call 11/01/24)	541	586,376
3.50%, 07/15/29 (Call 04/15/29)	425	469,126
4.00%, 06/01/25 (Call 03/01/25)	799	891,011
6.75%, 02/01/41 (Call 08/01/40)	272	381,929
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	180	178,133
3.05%, 02/15/30 (Call 11/15/29)	521	535,559
4.13%, 03/15/28 (Call 12/15/27)(a)	272	300,566
4.20%, 04/15/29 (Call 01/15/29)	459	511,738
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	48	50,916
Series D, 3.75%, 10/15/23 (Call 07/15/23)	515	546,684
Series E, 4.00%, 06/15/25 (Call 03/15/25)	395	424,628
Series F, 4.50%, 02/01/26 (Call 11/01/25)	250	272,528
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	661	665,741
Series I, 3.50%, 09/15/30 (Call 06/15/30)	50	50,802
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	470	485,958
3.95%, 11/01/27 (Call 08/01/27)(a)	435	472,926
4.65%, 04/01/29 (Call 01/01/29)	125	142,898
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(a)	370	358,685
3.05%, 02/15/30 (Call 11/15/29)(a)	175	181,359
3.45%, 12/15/24 (Call 09/15/24)(a)	310	334,311
4.25%, 08/15/29 (Call 05/15/29)	10	11,271
4.38%, 10/01/25 (Call 07/01/25)	275	304,377

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 12/15/28 (Call 09/15/28)	$475	$547,383
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	110	109,964
2.70%, 03/01/24 (Call 01/01/24)	600	632,777
2.70%, 10/01/30 (Call 07/01/30)(a)	242	248,757
2.80%, 10/01/26 (Call 07/01/26)	282	302,976
3.30%, 02/01/25 (Call 12/01/24)	669	723,653
3.40%, 11/01/22 (Call 09/01/22)	32	33,328
3.70%, 10/01/49 (Call 04/01/49)(a)	331	344,574
3.80%, 04/01/27 (Call 01/01/27)(a)	325	362,929
4.13%, 12/01/46 (Call 06/01/46)(a)	101	111,338
4.25%, 04/01/45 (Call 10/01/44)(a)	359	401,968
4.45%, 09/01/47 (Call 03/01/47)	270	310,835
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	100	98,318
3.88%, 12/15/27 (Call 09/15/27)	558	630,638
4.00%, 06/15/29 (Call 03/15/29)	433	487,321
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	702	775,809
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)(a)	285	273,047
2.75%, 03/15/30 (Call 12/15/29)	505	531,166
3.60%, 06/01/27 (Call 03/01/27)	225	249,907
3.75%, 06/15/24 (Call 03/15/24)	46	49,913
3.95%, 03/15/29 (Call 12/15/28)	131	149,294
4.20%, 06/15/28 (Call 03/15/28)	545	627,288
4.30%, 10/15/23 (Call 07/15/23)	305	330,829
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	164	166,275
3.10%, 04/15/50 (Call 10/15/49)	117	109,304
3.30%, 04/15/23 (Call 01/15/23)	858	902,989
3.50%, 10/15/27 (Call 07/15/27)	35	38,143
3.60%, 12/15/26 (Call 09/15/26)	576	633,856
4.00%, 11/15/25 (Call 08/15/25)	257	285,256
4.30%, 10/15/28 (Call 07/15/28)	472	539,834
4.80%, 10/15/48 (Call 04/15/48)	295	356,527
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	440	451,960
4.25%, 05/15/24 (Call 02/15/24)	444	469,277
4.50%, 02/01/25 (Call 11/01/24)	637	679,203
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	35	35,869
3.63%, 10/01/29 (Call 07/01/29)	247	259,196
4.38%, 08/01/23 (Call 06/01/23)	628	677,946
4.50%, 01/15/25 (Call 10/15/24)	10	10,895
4.50%, 04/01/27 (Call 01/01/27)	20	22,172
4.75%, 01/15/28 (Call 10/15/27)	337	375,844
4.95%, 04/01/24 (Call 01/01/24)	125	137,125
5.25%, 01/15/26 (Call 10/15/25)	349	396,515
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	530	576,536
4.30%, 03/15/27 (Call 12/15/26)(a)	308	343,361
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	375	353,473
1.63%, 03/15/31 (Call 12/15/30)	100	96,627
2.13%, 04/15/27 (Call 02/15/27)	610	634,370
2.13%, 10/15/50 (Call 04/15/50)(a)	757	638,957
2.25%, 04/15/30 (Call 01/15/30)	731	748,228
3.00%, 04/15/50 (Call 10/15/49)	544	541,547
3.25%, 10/01/26 (Call 07/01/26)	480	532,304
3.75%, 11/01/25 (Call 03/08/21)	1,049	1,180,227

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 09/15/28 (Call 06/15/28)	$15	$17,212
4.38%, 02/01/29 (Call 11/01/28)	365	431,335
4.38%, 09/15/48 (Call 03/15/48)	330	414,484
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	100	98,856
3.09%, 09/15/27 (Call 06/15/27)	320	354,532
3.39%, 05/01/29 (Call 02/01/29)(a)	690	770,970
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	495	484,729
1.80%, 03/15/33 (Call 12/15/32)	670	636,317
3.00%, 01/15/27 (Call 10/15/26)	601	652,508
3.25%, 06/15/29 (Call 03/15/29)(a)	466	506,573
3.25%, 01/15/31 (Call 10/15/30)	695	756,013
3.65%, 01/15/28 (Call 10/15/27)	405	452,115
3.88%, 07/15/24 (Call 04/15/24)	513	563,118
3.88%, 04/15/25 (Call 02/15/25)	758	840,958
4.13%, 10/15/26 (Call 07/15/26)	575	660,033
4.65%, 08/01/23 (Call 05/01/23)	1,422	1,550,471
4.65%, 03/15/47 (Call 09/15/46)(a)	386	492,595
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	921	967,505
3.60%, 02/01/27 (Call 11/01/26)	223	243,999
3.70%, 06/15/30 (Call 03/15/30)	206	226,906
3.90%, 11/01/25 (Call 08/01/25)	380	416,375
4.13%, 03/15/28 (Call 12/15/27)	95	106,123
4.40%, 02/01/47 (Call 08/01/46)	178	198,089
4.65%, 03/15/49 (Call 09/15/48)	290	335,773
Retail Opportunity Investments Partnership LP, 5.00%, 12/15/23 (Call 09/15/23)(a)	405	439,078
Retail Properties of America Inc.
4.00%, 03/15/25 (Call 12/15/24)(a)	415	436,689
4.75%, 09/15/30 (Call 06/15/30)	100	108,075
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	240	232,463
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)(a)	462	481,332
4.80%, 06/01/24 (Call 05/01/24)	436	476,338
5.13%, 08/15/26 (Call 05/15/26)	563	637,610
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	450	479,534
3.50%, 02/12/25 (Call 11/14/24)(b)	610	652,395
3.63%, 01/28/26 (Call 12/28/25)(b)	273	296,754
4.38%, 05/28/30 (Call 02/28/30)(b)	1,225	1,396,224
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	1,143	1,190,380
5.13%, 09/24/80 (Call 06/24/30)(a)(b)(c)	250	261,524
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	60	59,241
2.00%, 09/13/24 (Call 06/13/24)	652	678,453
2.20%, 02/01/31 (Call 11/01/30)	335	327,390
2.45%, 09/13/29 (Call 06/13/29)	148	150,308
2.63%, 06/15/22 (Call 03/15/22)	60	61,447
2.65%, 07/15/30 (Call 04/15/30)(a)	255	259,137
2.75%, 02/01/23 (Call 11/01/22)	872	906,786
2.75%, 06/01/23 (Call 03/01/23)	319	334,078
3.25%, 11/30/26 (Call 08/30/26)	854	933,726
3.25%, 09/13/49 (Call 03/13/49)	1,233	1,183,734
3.30%, 01/15/26 (Call 10/15/25)	155	168,259
3.38%, 10/01/24 (Call 07/01/24)	1,150	1,245,785
3.38%, 06/15/27 (Call 03/15/27)(a)	624	686,542

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 12/01/27 (Call 09/01/27)(a)	$556	$611,505
3.50%, 09/01/25 (Call 06/01/25)	753	820,644
3.75%, 02/01/24 (Call 11/01/23)(a)	523	565,087
3.80%, 07/15/50 (Call 01/15/50)	515	538,054
4.25%, 10/01/44 (Call 04/01/44)	61	68,044
4.25%, 11/30/46 (Call 05/30/46)(a)	385	431,823
4.75%, 03/15/42 (Call 09/15/41)	518	614,879
6.75%, 02/01/40 (Call 11/01/39)	432	623,210
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	448	467,075
4.25%, 02/01/26 (Call 11/01/25)	213	228,329
4.70%, 06/01/27 (Call 03/01/27)	385	425,658
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	523	542,688
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	280	294,678
Spirit Realty LP
3.20%, 02/15/31 (Call 11/15/30)(a)	165	171,146
3.40%, 01/15/30 (Call 10/15/29)(a)	1,001	1,059,555
4.00%, 07/15/29 (Call 04/15/29)	317	353,253
4.45%, 09/15/26 (Call 06/15/26)(a)	532	598,171
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	375	420,322
4.63%, 03/15/29 (Call 12/15/28)	425	483,481
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	66	68,295
3.75%, 12/01/24 (Call 09/01/24)(a)	260	278,401
3.88%, 12/01/23 (Call 09/01/23)	74	77,692
3.88%, 07/15/27 (Call 04/15/27)(a)	245	259,411
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(b)	320	345,600
6.39%, 01/15/50 (Call 07/15/49)(a)(b)	800	910,000
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	825	780,281
2.10%, 08/01/32 (Call 05/01/32)	365	354,720
2.10%, 06/15/33 (Call 03/15/33)	75	72,644
2.95%, 09/01/26 (Call 06/01/26)(a)	402	432,753
3.00%, 08/15/31 (Call 05/15/31)	643	677,470
3.10%, 11/01/34 (Call 08/01/34)	318	337,281
3.20%, 01/15/30 (Call 10/15/29)	810	873,351
3.50%, 07/01/27 (Call 04/01/27)	75	82,874
3.50%, 01/15/28 (Call 10/15/27)	365	399,085
4.40%, 01/26/29 (Call 10/26/28)	240	277,330
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	475	501,812
3.00%, 01/15/30 (Call 10/15/29)(a)	651	681,524
3.10%, 01/15/23 (Call 03/15/21)	380	398,689
3.13%, 06/15/23 (Call 03/15/23)	558	586,536
3.25%, 10/15/26 (Call 07/15/26)	386	417,663
3.50%, 04/15/24 (Call 03/15/24)	439	475,129
3.50%, 02/01/25 (Call 11/01/24)	106	115,093
3.75%, 05/01/24 (Call 02/01/24)	427	463,103
3.85%, 04/01/27 (Call 01/01/27)	350	390,762
4.00%, 03/01/28 (Call 12/01/27)(a)	145	163,401
4.13%, 01/15/26 (Call 10/15/25)(a)	945	1,069,315
4.38%, 02/01/45 (Call 08/01/44)	210	226,763
4.40%, 01/15/29 (Call 10/15/28)	478	546,044
4.75%, 11/15/30 (Call 08/15/30)(a)	295	349,175
4.88%, 04/15/49 (Call 10/15/48)	239	281,064
5.70%, 09/30/43 (Call 03/30/43)	121	152,132

80	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VEREIT Operating Partnership LP 2.20%, 06/15/28 (Call 04/15/28)	$63	$62,994
2.85%, 12/15/32 (Call 09/15/32)	370	369,142
3.10%, 12/15/29 (Call 09/15/29)	355	371,902
3.40%, 01/15/28 (Call 11/15/27)	645	696,727
3.95%, 08/15/27 (Call 05/15/27)	624	699,169
4.60%, 02/06/24 (Call 11/06/23)	817	898,206
4.63%, 11/01/25 (Call 09/01/25)(a)	192	219,384
4.88%, 06/01/26 (Call 03/01/26)	270	313,561
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	47	49,906
WEA Finance LLC 2.88%, 01/15/27 (Call 11/15/26)(a)(b)	749	760,364
3.15%, 04/05/22 (Call 03/05/22)(a)(b)	395	403,936
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	465	474,251
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	501	533,915
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	445	459,070
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/24 (Call 06/17/24)(b)	266	283,078
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	310	324,540
Weingarten Realty Investors 3.25%, 08/15/26 (Call 05/15/26)	40	42,537
3.50%, 04/15/23 (Call 01/15/23)	100	105,117
Welltower Inc. 2.70%, 02/15/27 (Call 12/15/26)(a)	613	656,961
2.75%, 01/15/31 (Call 10/15/30)	330	339,474
3.10%, 01/15/30 (Call 10/15/29)	889	939,496
3.63%, 03/15/24 (Call 02/15/24)	140	151,847
3.75%, 03/15/23 (Call 12/15/22)	576	609,643
4.00%, 06/01/25 (Call 03/01/25)	327	363,924
4.13%, 03/15/29 (Call 12/15/28)	282	319,637
4.25%, 04/01/26 (Call 01/01/26)	699	796,174
4.25%, 04/15/28 (Call 01/15/28)	702	801,947
4.50%, 01/15/24 (Call 10/15/23)	1,018	1,118,002
4.95%, 09/01/48 (Call 03/01/48)(a)	350	431,149
5.13%, 03/15/43 (Call 09/15/42)	85	101,159
6.50%, 03/15/41 (Call 09/15/40)	200	271,151
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)(a)	307	349,716
4.00%, 04/15/30 (Call 01/15/30)	420	477,983
6.88%, 12/15/33	600	835,122
7.38%, 03/15/32	998	1,446,503
WP Carey Inc. 3.85%, 07/15/29 (Call 04/15/29)	460	511,540
4.00%, 02/01/25 (Call 11/01/24)	450	494,050
4.60%, 04/01/24 (Call 01/01/24)	325	359,851

		193,529,529

Retail — 2.8%
7-Eleven Inc.
0.63%, 02/10/23 (Call 02/10/22)(b)	3,500	3,506,204
0.80%, 02/10/24 (Call 02/10/22)(b)	3,095	3,097,609
0.95%, 02/10/26 (Call 01/10/26)(b)	1,585	1,560,889
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	2,090	2,036,396
2.50%, 02/10/41 (Call 08/10/40)(b)	190	175,249
Advance Auto Parts Inc. 1.75%, 10/01/27 (Call 08/01/27)	250	250,885
3.90%, 04/15/30 (Call 01/15/30)(a)	318	354,069
Alimentation Couche-Tard Inc. 2.70%, 07/26/22 (Call 06/26/22)(b)	385	395,940
2.95%, 01/25/30 (Call 10/25/29)(b)	979	1,029,971
3.55%, 07/26/27 (Call 04/26/27)(b)	1,011	1,112,430

Security	Par (000)	Value

Retail (continued)
3.80%, 01/25/50 (Call 07/25/49)(b)	$693	$743,017
4.50%, 07/26/47 (Call 01/26/47)(b)	435	510,998
AutoNation Inc. 3.50%, 11/15/24 (Call 09/15/24)	215	232,623
3.80%, 11/15/27 (Call 08/15/27)	455	500,247
4.50%, 10/01/25 (Call 07/01/25)	770	865,176
4.75%, 06/01/30 (Call 03/01/30)	80	94,324
AutoZone Inc. 1.65%, 01/15/31 (Call 10/15/30)	950	898,541
2.88%, 01/15/23 (Call 10/15/22)(a)	285	296,302
3.13%, 07/15/23 (Call 04/15/23)	679	717,359
3.13%, 04/18/24 (Call 03/18/24)	39	41,847
3.13%, 04/21/26 (Call 01/21/26)	550	598,176
3.25%, 04/15/25 (Call 01/15/25)	306	331,154
3.63%, 04/15/25 (Call 03/15/25)	145	159,439
3.70%, 04/15/22 (Call 01/15/22)	416	428,114
3.75%, 06/01/27 (Call 03/01/27)	708	796,197
3.75%, 04/18/29 (Call 01/18/29)	390	432,659
4.00%, 04/15/30 (Call 01/15/30)	7	7,981
Best Buy Co. Inc. 1.95%, 10/01/30 (Call 07/01/30)(a)	485	469,111
4.45%, 10/01/28 (Call 07/01/28)	500	580,945
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)	207	208,547
1.60%, 04/20/30 (Call 01/20/30)(a)	960	938,552
1.75%, 04/20/32 (Call 01/20/32)(a)	1,511	1,480,134
2.30%, 05/18/22 (Call 04/18/22)	426	436,127
2.75%, 05/18/24 (Call 03/18/24)	913	977,629
3.00%, 05/18/27 (Call 02/18/27)	1,167	1,284,382
Darden Restaurants Inc. 3.85%, 05/01/27 (Call 02/01/27)	1,085	1,180,789
4.55%, 02/15/48 (Call 08/15/47)	310	332,210
Dollar General Corp. 3.25%, 04/15/23 (Call 01/15/23)	1,426	1,502,186
3.50%, 04/03/30 (Call 01/03/30)	1,062	1,169,652
3.88%, 04/15/27 (Call 01/15/27)(a)	942	1,068,244
4.13%, 05/01/28 (Call 02/01/28)	101	117,432
4.13%, 04/03/50 (Call 10/03/49)	607	699,041
4.15%, 11/01/25 (Call 08/01/25)(a)	740	837,302
Dollar Tree Inc. 3.70%, 05/15/23 (Call 04/15/23)	1,169	1,244,710
4.00%, 05/15/25 (Call 03/15/25)	1,314	1,461,883
4.20%, 05/15/28 (Call 02/15/28)	1,475	1,690,941
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	540	583,740
Home Depot Inc. (The) 0.90%, 03/15/28 (Call 01/15/28)(a)	255	246,866
1.38%, 03/15/31 (Call 12/15/30)	738	699,831
2.13%, 09/15/26 (Call 06/15/26)	1,411	1,485,538
2.38%, 03/15/51 (Call 09/15/50)	450	400,999
2.50%, 04/15/27 (Call 02/15/27)	848	909,268
2.63%, 06/01/22 (Call 05/01/22)	661	679,288
2.70%, 04/01/23 (Call 01/01/23)	1,244	1,297,555
2.70%, 04/15/30 (Call 01/15/30)(a)	388	414,180
2.80%, 09/14/27 (Call 06/14/27)	548	596,098
2.95%, 06/15/29 (Call 03/15/29)	1,600	1,739,443
3.00%, 04/01/26 (Call 01/01/26)(a)	1,355	1,473,960
3.13%, 12/15/49 (Call 06/15/49)	1,223	1,251,895
3.30%, 04/15/40 (Call 10/15/39)	1,040	1,126,571
3.35%, 09/15/25 (Call 06/15/25)	1,271	1,401,293
3.35%, 04/15/50 (Call 10/15/49)	1,012	1,078,394

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 09/15/56 (Call 03/15/56)	$785	$858,174
3.75%, 02/15/24 (Call 11/15/23)	943	1,026,403
3.90%, 12/06/28 (Call 09/06/28)	1,280	1,485,091
3.90%, 06/15/47 (Call 12/15/46)	982	1,130,189
4.20%, 04/01/43 (Call 10/01/42)	783	937,931
4.25%, 04/01/46 (Call 10/01/45)	787	950,460
4.40%, 03/15/45 (Call 09/15/44)	761	931,964
4.50%, 12/06/48 (Call 06/06/48)	1,220	1,534,018
4.88%, 02/15/44 (Call 08/15/43)	709	923,239
5.40%, 09/15/40 (Call 03/15/40)	490	663,726
5.88%, 12/16/36	2,059	2,940,589
5.95%, 04/01/41 (Call 10/01/40)	739	1,065,282
Kohl’s Corp. 4.25%, 07/17/25 (Call 04/17/25)(a)	331	360,426
5.55%, 07/17/45 (Call 01/17/45)(a)	323	367,279
9.50%, 05/15/25 (Call 04/15/25)	55	71,031
Lowe’s Companies Inc. 1.30%, 04/15/28 (Call 02/15/28)	1,065	1,031,678
1.70%, 10/15/30 (Call 07/15/30)	1,245	1,197,283
2.50%, 04/15/26 (Call 01/15/26)	194	206,049
3.00%, 10/15/50 (Call 04/15/50)	1,405	1,339,367
3.10%, 05/03/27 (Call 02/03/27)	985	1,086,233
3.12%, 04/15/22 (Call 01/15/22)	637	652,579
3.13%, 09/15/24 (Call 06/15/24)(a)	809	875,436
3.38%, 09/15/25 (Call 06/15/25)(a)	458	502,913
3.65%, 04/05/29 (Call 01/05/29)	757	850,002
3.70%, 04/15/46 (Call 10/15/45)	931	1,009,956
3.88%, 09/15/23 (Call 06/15/23)	108	116,270
4.00%, 04/15/25 (Call 03/15/25)(a)	898	1,001,320
4.05%, 05/03/47 (Call 11/03/46)	981	1,116,782
4.38%, 09/15/45 (Call 03/15/45)(a)	622	743,150
4.50%, 04/15/30 (Call 01/15/30)	648	770,871
4.65%, 04/15/42 (Call 10/15/41)(a)	637	786,450
5.00%, 04/15/40 (Call 10/15/39)(a)	405	518,609
5.00%, 09/15/43 (Call 03/15/43)	251	298,264
5.13%, 04/15/50 (Call 10/15/49)	100	135,574
5.50%, 10/15/35(a)	440	584,241
6.50%, 03/15/29	365	479,521
6.88%, 02/15/28	125	162,515
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	2	1,985
McDonald’s Corp. 1.45%, 09/01/25 (Call 08/01/25)(a)	225	229,170
2.13%, 03/01/30 (Call 12/01/29)	820	825,950
2.63%, 09/01/29 (Call 06/01/29)	336	351,137
3.25%, 06/10/24	554	600,688
3.30%, 07/01/25 (Call 06/01/25)	780	851,930
3.35%, 04/01/23 (Call 03/01/23)	1,490	1,577,147
3.38%, 05/26/25 (Call 02/26/25)	298	325,687
3.50%, 03/01/27 (Call 12/01/26)	426	474,124
3.50%, 07/01/27 (Call 05/01/27)	810	904,896
3.60%, 07/01/30 (Call 04/01/30)(a)	725	812,329
3.63%, 05/01/43	365	398,539
3.63%, 09/01/49 (Call 03/01/49)	1,186	1,271,077
3.70%, 01/30/26 (Call 10/30/25)	67	74,810
3.70%, 02/15/42(a)	570	629,656
3.80%, 04/01/28 (Call 01/01/28)	817	925,180
4.20%, 04/01/50 (Call 10/01/49)	544	638,626
4.45%, 03/01/47 (Call 09/01/46)	239	287,623
4.45%, 09/01/48 (Call 03/01/48)	587	704,043

Security	Par (000)	Value

Retail (continued)
4.60%, 05/26/45 (Call 11/26/44)	$495	$609,624
4.70%, 12/09/35 (Call 06/09/35)	1,107	1,362,465
4.88%, 07/15/40	434	552,772
4.88%, 12/09/45 (Call 06/09/45)	1,158	1,460,111
5.70%, 02/01/39	543	734,203
6.30%, 10/15/37	796	1,149,764
6.30%, 03/01/38	457	660,117
O’Reilly Automotive Inc. 1.75%, 03/15/31 (Call 12/15/30)(a)	160	152,933
3.55%, 03/15/26 (Call 12/15/25)(a)	399	442,271
3.60%, 09/01/27 (Call 06/01/27)	325	363,636
3.85%, 06/15/23 (Call 03/15/23)	50	53,296
3.90%, 06/01/29 (Call 03/01/29)	561	634,193
4.20%, 04/01/30 (Call 01/01/30)(a)	577	665,896
4.35%, 06/01/28 (Call 03/01/28)(a)	490	569,117
Ross Stores Inc. 0.88%, 04/15/26 (Call 03/15/26)	695	683,346
1.88%, 04/15/31 (Call 01/15/31)	323	311,569
3.38%, 09/15/24 (Call 06/15/24)	437	467,789
4.60%, 04/15/25 (Call 03/15/25)	483	548,358
Starbucks Corp. 1.30%, 05/07/22	110	111,222
2.00%, 03/12/27 (Call 01/12/27)	415	430,286
2.25%, 03/12/30 (Call 12/12/29)	174	176,628
2.45%, 06/15/26 (Call 03/15/26)	1,076	1,145,407
2.55%, 11/15/30 (Call 08/15/30)	743	770,288
3.10%, 03/01/23 (Call 02/01/23)	955	1,004,491
3.35%, 03/12/50 (Call 09/12/49)	372	374,182
3.50%, 03/01/28 (Call 12/01/27)(a)	799	888,843
3.50%, 11/15/50 (Call 05/15/50)	667	696,226
3.55%, 08/15/29 (Call 05/15/29)	1,111	1,245,689
3.75%, 12/01/47 (Call 06/01/47)	617	663,765
3.80%, 08/15/25 (Call 06/15/25)	46	51,350
3.85%, 10/01/23 (Call 07/01/23)	858	925,429
4.00%, 11/15/28 (Call 08/15/28)	245	284,336
4.30%, 06/15/45 (Call 12/15/44)	385	441,326
4.45%, 08/15/49 (Call 02/15/49)	856	1,036,141
4.50%, 11/15/48 (Call 05/15/48)	647	770,765
Target Corp. 2.25%, 04/15/25 (Call 03/15/25)	1,490	1,569,019
2.35%, 02/15/30 (Call 11/15/29)	675	704,363
2.50%, 04/15/26	885	949,633
2.65%, 09/15/30 (Call 06/15/30)(a)	451	480,984
3.38%, 04/15/29 (Call 01/15/29)	1,419	1,594,006
3.50%, 07/01/24	812	891,692
3.63%, 04/15/46(a)	734	848,798
3.90%, 11/15/47 (Call 05/15/47)(a)	987	1,187,695
4.00%, 07/01/42	340	422,822
6.35%, 11/01/32(a)	60	85,171
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	30	39,240
TJX Companies Inc. (The) 1.15%, 05/15/28 (Call 03/15/28)(a)	85	82,392
1.60%, 05/15/31 (Call 02/15/31)	275	265,089
2.25%, 09/15/26 (Call 06/15/26)	1,230	1,298,411
2.50%, 05/15/23 (Call 02/15/23)	1,262	1,315,302
3.50%, 04/15/25 (Call 03/15/25)	221	242,400
3.75%, 04/15/27 (Call 02/15/27)(a)	265	299,818
3.88%, 04/15/30 (Call 01/15/30)	58	66,454
4.50%, 04/15/50 (Call 10/15/49)	296	384,048
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	115	110,148

82	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walgreen Co.
3.10%, 09/15/22	$760	$790,689
4.40%, 09/15/42(a)	320	357,669
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	900	966,788
3.45%, 06/01/26 (Call 03/01/26)(a)	867	954,562
3.80%, 11/18/24 (Call 08/18/24)	1,514	1,666,043
4.10%, 04/15/50 (Call 10/15/49)	500	525,838
4.50%, 11/18/34 (Call 05/18/34)	123	141,999
4.65%, 06/01/46 (Call 12/01/45)	145	162,493
4.80%, 11/18/44 (Call 05/18/44)	614	699,600
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	814	843,300
2.38%, 09/24/29 (Call 06/24/29)(a)	380	400,444
2.55%, 04/11/23 (Call 01/11/23)(a)	1,965	2,048,942
2.65%, 12/15/24 (Call 10/15/24)	1,308	1,405,929
2.85%, 07/08/24 (Call 06/08/24)	1,101	1,185,410
2.95%, 09/24/49 (Call 03/24/49)	799	828,467
3.05%, 07/08/26 (Call 05/08/26)	1,398	1,539,503
3.25%, 07/08/29 (Call 04/08/29)	1,062	1,186,562
3.30%, 04/22/24 (Call 01/22/24)	31	33,517
3.40%, 06/26/23 (Call 05/26/23)	1,472	1,573,652
3.55%, 06/26/25 (Call 04/26/25)	1,505	1,674,440
3.63%, 12/15/47 (Call 06/15/47)	357	411,272
3.70%, 06/26/28 (Call 03/26/28)	2,138	2,450,540
3.95%, 06/28/38 (Call 12/28/37)	1,464	1,747,550
4.00%, 04/11/43 (Call 10/11/42)	955	1,149,414
4.05%, 06/29/48 (Call 12/29/47)	1,450	1,775,207
4.30%, 04/22/44 (Call 10/22/43)	665	835,708
4.75%, 10/02/43 (Call 04/02/43)(a)	290	366,511
4.88%, 07/08/40(a)	355	472,142
5.00%, 10/25/40	314	427,594
5.25%, 09/01/35	1,745	2,392,883
5.63%, 04/01/40	580	832,285
5.63%, 04/15/41	994	1,429,346
5.88%, 04/05/27	211	266,761
6.20%, 04/15/38	475	712,566
6.50%, 08/15/37	460	700,043
7.55%, 02/15/30(a)	475	699,065

		167,764,047

Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(b)	200	199,645
2.00%, 01/27/23(b)	300	309,296
3.62%, 04/26/23 (Call 04/26/22)(b)(c)	845	874,053
3.77%, 03/08/24 (Call 03/08/23)(b)(c)	430	456,331
3.90%, 07/21/25(b)	800	895,483
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	425	478,394
4.00%, 09/14/26(b)	250	277,272
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	272	300,186
4.30%, 03/08/29 (Call 03/08/28)(b)(c)	905	1,028,087
4.36%, 08/01/24 (Call 08/01/23)(b)(c)	1,365	1,481,596
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	326	341,241

		6,641,584

Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23(a)	860	943,362
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	598	626,664

Security	Par (000)	Value

Semiconductors (continued)
2.95%, 04/01/25 (Call 03/01/25)	$235	$252,870
3.13%, 12/05/23 (Call 10/05/23)	550	587,885
3.50%, 12/05/26 (Call 09/05/26)	689	767,450
3.90%, 12/15/25 (Call 09/15/25)	945	1,058,848
4.50%, 12/05/36 (Call 06/05/36)	25	28,473
5.30%, 12/15/45 (Call 06/15/45)(a)	235	303,571
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	115	113,946
2.75%, 06/01/50 (Call 12/01/49)	465	449,523
3.30%, 04/01/27 (Call 01/01/27)	913	1,013,260
3.90%, 10/01/25 (Call 07/01/25)	670	753,129
4.35%, 04/01/47 (Call 10/01/46)	790	993,456
5.10%, 10/01/35 (Call 04/01/35)	823	1,092,559
5.85%, 06/15/41	725	1,064,643
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	1,139	1,219,165
3.50%, 01/15/28 (Call 10/15/27)(a)	1,149	1,234,076
3.63%, 01/15/24 (Call 11/15/23)(a)	1,581	1,702,264
3.88%, 01/15/27 (Call 10/15/26)	3,662	4,014,934
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	612	603,312
2.45%, 02/15/31 (Call 11/15/30)(b)	1,165	1,131,384
2.60%, 02/15/33 (Call 11/15/32)(b)	520	499,252
3.15%, 11/15/25 (Call 10/15/25)	1,808	1,944,479
3.46%, 09/15/26 (Call 07/15/26)	635	688,585
3.50%, 02/15/41 (Call 08/15/40)(b)	755	752,396
3.63%, 10/15/24 (Call 09/15/24)	703	767,106
3.75%, 02/15/51 (Call 08/15/50)(b)	125	123,256
4.11%, 09/15/28 (Call 06/15/28)	1,380	1,530,560
4.15%, 11/15/30 (Call 08/15/30)	2,650	2,926,990
4.25%, 04/15/26 (Call 02/15/26)	2,425	2,720,231
4.30%, 11/15/32 (Call 08/15/32)	2,357	2,648,951
4.70%, 04/15/25 (Call 03/15/25)	1,565	1,766,504
4.75%, 04/15/29 (Call 01/15/29)	2,220	2,544,191
5.00%, 04/15/30 (Call 01/15/30)	775	900,821
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	600	613,727
2.45%, 11/15/29 (Call 08/15/29)	1,271	1,334,181
2.60%, 05/19/26 (Call 02/19/26)	1,021	1,093,791
2.70%, 12/15/22	751	783,372
2.88%, 05/11/24 (Call 03/11/24)(a)	1,270	1,361,818
3.10%, 07/29/22	77	80,070
3.10%, 02/15/60 (Call 08/15/59)	668	662,223
3.15%, 05/11/27 (Call 02/11/27)(a)	367	405,125
3.25%, 11/15/49 (Call 05/15/49)	2,270	2,346,940
3.40%, 03/25/25 (Call 02/25/25)	1,474	1,614,693
3.70%, 07/29/25 (Call 04/29/25)	1,286	1,428,661
3.73%, 12/08/47 (Call 06/08/47)	2,014	2,257,117
3.75%, 03/25/27 (Call 01/25/27)	840	951,324
3.90%, 03/25/30 (Call 12/25/29)(a)	1,170	1,358,729
4.00%, 12/15/32(a)	998	1,187,728
4.10%, 05/19/46 (Call 11/19/45)	1,171	1,378,219
4.10%, 05/11/47 (Call 11/11/46)	940	1,108,298
4.25%, 12/15/42	50	60,378
4.60%, 03/25/40 (Call 09/25/39)(a)	860	1,082,297
4.75%, 03/25/50 (Call 09/25/49)	956	1,242,361
4.80%, 10/01/41(a)	95	122,931
4.90%, 07/29/45 (Call 01/29/45)	339	444,189
4.95%, 03/25/60 (Call 09/25/59)	605	829,217

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	$710	$715,588
4.10%, 03/15/29 (Call 12/15/28)	728	842,891
4.65%, 11/01/24 (Call 08/01/24)	631	711,121
5.00%, 03/15/49 (Call 09/15/48)	443	586,202
5.65%, 11/01/34 (Call 07/01/34)	478	609,440
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	470	469,145
2.88%, 06/15/50 (Call 12/15/49)	775	759,618
3.13%, 06/15/60 (Call 12/15/59)	375	370,572
3.75%, 03/15/26 (Call 01/15/26)	652	732,078
3.80%, 03/15/25 (Call 12/15/24)	533	589,271
4.00%, 03/15/29 (Call 12/15/28)	1,140	1,320,866
4.88%, 03/15/49 (Call 09/15/48)	679	914,993
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	634	682,344
4.88%, 06/22/28 (Call 03/22/28)	284	334,651
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	67	70,228
3.45%, 06/15/27 (Call 03/15/27)(a)	124	138,370
Microchip Technology Inc.
0.97%, 02/15/24(b)	520	521,875
2.67%, 09/01/23(b)	635	664,633
4.33%, 06/01/23 (Call 05/01/23)	280	302,366
Micron Technology Inc.
2.50%, 04/24/23	130	135,416
4.19%, 02/15/27 (Call 12/15/26)	636	724,008
4.64%, 02/06/24 (Call 01/06/24)	668	737,508
4.66%, 02/15/30 (Call 11/15/29)	743	872,439
4.98%, 02/06/26 (Call 12/06/25)	539	624,985
5.33%, 02/06/29 (Call 11/06/28)(a)	752	909,075
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	1,658	1,783,366
3.20%, 09/16/26 (Call 06/16/26)	885	975,754
3.50%, 04/01/40 (Call 10/01/39)	870	962,852
3.50%, 04/01/50 (Call 10/01/49)	1,205	1,307,524
3.70%, 04/01/60 (Call 10/01/59)	438	488,561
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	575	602,068
4.63%, 06/01/23(b)	3,359	3,655,234
4.88%, 03/01/24 (Call 02/01/24)(b)	797	889,237
5.35%, 03/01/26 (Call 01/01/26)(b)	210	247,337
5.55%, 12/01/28 (Call 09/01/28)(b)	768	937,963
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	240	253,792
3.15%, 05/01/27 (Call 03/01/27)(b)	674	728,926
3.40%, 05/01/30 (Call 02/01/30)(b)	390	424,413
3.88%, 06/18/26 (Call 04/18/26)(b)	805	896,808
4.30%, 06/18/29 (Call 03/18/29)(b)	605	694,934
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	2,541	2,478,576
1.65%, 05/20/32 (Call 02/20/32)	927	882,090
2.15%, 05/20/30 (Call 02/20/30)	275	278,950
2.60%, 01/30/23 (Call 12/30/22)	1,022	1,065,000
2.90%, 05/20/24 (Call 03/20/24)	230	246,211
3.25%, 05/20/27 (Call 02/20/27)(a)	1,528	1,693,238
3.25%, 05/20/50 (Call 11/20/49)(a)	973	1,017,802
3.45%, 05/20/25 (Call 02/20/25)	280	307,588
4.30%, 05/20/47 (Call 11/20/46)(a)	936	1,147,226
4.65%, 05/20/35 (Call 11/20/34)	830	1,043,433

Security	Par (000)	Value

Semiconductors (continued)
4.80%, 05/20/45 (Call 11/20/44)	$1,150	$1,490,104
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	364	372,952
1.75%, 05/04/30 (Call 02/04/30)	305	301,304
1.85%, 05/15/22 (Call 04/15/22)	225	229,008
2.25%, 05/01/23 (Call 02/01/23)(a)	195	202,100
2.25%, 09/04/29 (Call 06/04/29)	1,477	1,520,310
2.63%, 05/15/24 (Call 03/15/24)	80	85,053
2.90%, 11/03/27 (Call 08/03/27)	387	425,086
3.88%, 03/15/39 (Call 09/15/38)	772	906,101
4.15%, 05/15/48 (Call 11/15/47)	1,240	1,516,405
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	200	196,402
1.00%, 09/28/27 (Call 07/28/27)(b)	300	292,212
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)(a)	830	843,767
2.95%, 06/01/24 (Call 04/01/24)	21	22,424

		112,267,279

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	320	353,059
3.84%, 05/01/25 (Call 04/01/25)	180	198,384

		551,443

Software — 2.2%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	605	565,922
2.50%, 09/15/50 (Call 03/15/50)	1,187	1,046,465
3.40%, 09/15/26 (Call 06/15/26)	1,055	1,173,934
3.40%, 06/15/27 (Call 03/15/27)(a)	668	747,722
4.50%, 06/15/47 (Call 12/15/46)	375	462,387
Adobe Inc.
1.70%, 02/01/23	687	705,518
1.90%, 02/01/25 (Call 01/01/25)	687	716,168
2.15%, 02/01/27 (Call 12/01/26)	930	976,144
2.30%, 02/01/30 (Call 11/01/29)	1,640	1,696,339
3.25%, 02/01/25 (Call 11/01/24)	593	645,485
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	508	537,741
3.50%, 06/15/27 (Call 03/15/27)(a)	834	927,266
4.38%, 06/15/25 (Call 03/15/25)(a)	315	355,144
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	355	373,990
3.40%, 06/27/26 (Call 03/27/26)	348	383,142
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	416	468,947
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	175	194,962
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	445	469,473
4.50%, 12/01/27 (Call 09/01/27)	899	1,042,128
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	145	141,490
2.95%, 02/15/51 (Call 08/15/50)	270	258,844
4.80%, 03/01/26 (Call 12/01/25)	895	1,043,039
Fidelity National Information Services Inc.
0.38%, 03/01/23	500	499,797
0.60%, 03/01/24	200	199,791
1.15%, 03/01/26 (Call 02/01/26)	250	248,850
1.65%, 03/01/28 (Call 01/01/28)	290	287,338
2.25%, 03/01/31 (Call 12/01/30)	665	660,979

84	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.00%, 08/15/26 (Call 05/15/26)	$1,234	$1,352,933
3.10%, 03/01/41 (Call 09/01/40)	210	212,127
3.50%, 04/15/23 (Call 01/15/23)	467	493,657
3.75%, 05/21/29 (Call 02/21/29)	1,649	1,856,471
3.88%, 06/05/24 (Call 03/05/24)(a)	203	222,782
4.50%, 08/15/46 (Call 02/15/46)	190	232,968
5.00%, 10/15/25 (Call 07/15/25)	136	157,375
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	162	189,102
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	375	471,469
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,000	1,039,272
2.65%, 06/01/30 (Call 03/01/30)	735	760,395
2.75%, 07/01/24 (Call 06/01/24)	2,113	2,246,809
3.20%, 07/01/26 (Call 05/01/26)	804	875,103
3.50%, 10/01/22 (Call 07/01/22)(a)	135	140,559
3.50%, 07/01/29 (Call 04/01/29)(a)	1,675	1,845,944
3.80%, 10/01/23 (Call 09/01/23)	733	792,973
3.85%, 06/01/25 (Call 03/01/25)	54	59,602
4.20%, 10/01/28 (Call 07/01/28)	391	448,442
4.40%, 07/01/49 (Call 01/01/49)	1,648	1,966,054
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	213	217,205
Intuit Inc.
0.65%, 07/15/23	612	616,467
0.95%, 07/15/25 (Call 06/15/25)	16	16,034
1.35%, 07/15/27 (Call 05/15/27)	690	689,357
1.65%, 07/15/30 (Call 04/15/30)	610	599,181
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	807	839,106
2.13%, 11/15/22	487	502,648
2.38%, 05/01/23 (Call 02/01/23)(a)	1,234	1,285,053
2.40%, 08/08/26 (Call 05/08/26)	2,633	2,813,267
2.53%, 06/01/50 (Call 12/01/49)(a)	5,102	4,794,160
2.65%, 11/03/22 (Call 09/03/22)	935	967,573
2.68%, 06/01/60 (Call 12/01/59)	3,724	3,488,362
2.70%, 02/12/25 (Call 11/12/24)(a)	1,536	1,643,679
2.88%, 02/06/24 (Call 12/06/23)	1,320	1,412,384
3.13%, 11/03/25 (Call 08/03/25)	2,253	2,473,104
3.30%, 02/06/27 (Call 11/06/26)(a)	2,737	3,054,774
3.45%, 08/08/36 (Call 02/08/36)	2,609	3,028,164
3.50%, 02/12/35 (Call 08/12/34)	1,160	1,356,863
3.50%, 11/15/42	1,690	1,958,350
3.63%, 12/15/23 (Call 09/15/23)	1,351	1,465,009
3.70%, 08/08/46 (Call 02/08/46)	1,751	2,066,321
3.75%, 02/12/45 (Call 08/12/44)(a)	165	195,464
3.95%, 08/08/56 (Call 02/08/56)	1,787	2,220,426
4.00%, 02/12/55 (Call 08/12/54)	35	43,466
4.10%, 02/06/37 (Call 08/06/36)	1,510	1,868,863
4.20%, 11/03/35 (Call 05/03/35)	1,180	1,471,495
4.25%, 02/06/47 (Call 08/06/46)	245	313,691
4.45%, 11/03/45 (Call 05/03/45)	150	196,533
4.50%, 10/01/40(a)	525	691,669
4.50%, 02/06/57 (Call 08/06/56)	55	74,238
5.20%, 06/01/39	10	14,237
5.30%, 02/08/41	30	43,340
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	1,483	1,555,391
2.50%, 10/15/22	1,828	1,893,846
2.50%, 04/01/25 (Call 03/01/25)	2,548	2,700,784
2.63%, 02/15/23 (Call 01/15/23)	914	953,877
2.65%, 07/15/26 (Call 04/15/26)	2,270	2,430,540

Security	Par (000)	Value

Software (continued)
2.80%, 04/01/27 (Call 02/01/27)	$590	$634,583
2.95%, 11/15/24 (Call 09/15/24)	1,702	1,836,723
2.95%, 05/15/25 (Call 02/15/25)	1,055	1,134,810
2.95%, 04/01/30 (Call 01/01/30)	2,086	2,244,874
3.25%, 11/15/27 (Call 08/15/27)	2,145	2,369,467
3.25%, 05/15/30 (Call 02/15/30)(a)	1,193	1,303,364
3.40%, 07/08/24 (Call 04/08/24)	1,176	1,276,909
3.60%, 04/01/40 (Call 10/01/39)	1,630	1,764,750
3.60%, 04/01/50 (Call 10/01/49)	3,456	3,621,229
3.63%, 07/15/23	1,001	1,078,751
3.80%, 11/15/37 (Call 05/15/37)	1,381	1,552,691
3.85%, 07/15/36 (Call 01/15/36)(a)	1,105	1,263,248
3.85%, 04/01/60 (Call 10/01/59)	2,204	2,381,357
3.90%, 05/15/35 (Call 11/15/34)	1,099	1,273,911
4.00%, 07/15/46 (Call 01/15/46)	2,395	2,686,781
4.00%, 11/15/47 (Call 05/15/47)	1,790	1,987,104
4.13%, 05/15/45 (Call 11/15/44)	1,265	1,440,475
4.30%, 07/08/34 (Call 01/08/34)	1,144	1,364,832
4.38%, 05/15/55 (Call 11/15/54)	1,167	1,382,797
4.50%, 07/08/44 (Call 01/08/44)	862	1,034,205
5.38%, 07/15/40	1,476	1,962,034
6.13%, 07/08/39	1,064	1,519,487
6.50%, 04/15/38	902	1,335,076
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	466	493,429
3.70%, 04/11/28 (Call 01/11/28)	1,054	1,200,734
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	910	846,174
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	98	101,437
3.90%, 08/21/27 (Call 05/21/27)	1,127	1,246,374
4.50%, 05/15/25 (Call 04/15/25)	230	258,647
4.65%, 05/15/27 (Call 03/15/27)	404	462,130
4.70%, 05/15/30 (Call 02/15/30)	230	269,377

		127,475,723

Telecommunications — 4.2%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	375	393,265
3.13%, 07/16/22	250	258,805
3.63%, 04/22/29 (Call 01/22/29)	310	341,858
4.38%, 07/16/42	510	594,456
4.38%, 04/22/49 (Call 10/22/48)(a)	1,030	1,212,310
6.13%, 11/15/37(a)	405	553,217
6.13%, 03/30/40	630	879,854
6.38%, 03/01/35	140	200,090
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,260	1,238,088
2.25%, 02/01/32 (Call 11/01/31)	1,060	1,017,753
2.30%, 06/01/27 (Call 04/01/27)(a)	727	753,071
2.55%, 12/01/33 (Call 09/01/33)(b)	5,664	5,471,824
2.63%, 12/01/22 (Call 09/01/22)	468	483,653
2.75%, 06/01/31 (Call 03/01/31)	2,236	2,269,340
2.95%, 07/15/26 (Call 04/15/26)	301	326,099
3.00%, 06/30/22 (Call 04/30/22)	722	744,151
3.10%, 02/01/43 (Call 08/01/42)	665	624,302
3.30%, 02/01/52 (Call 08/01/51)	1,782	1,612,833
3.40%, 05/15/25 (Call 02/15/25)	729	797,021
3.50%, 06/01/41 (Call 12/01/40)	665	668,169
3.50%, 09/15/53 (Call 03/15/53)(b)	6,762	6,202,940
3.50%, 02/01/61 (Call 08/01/60)	1,285	1,154,235
3.55%, 09/15/55 (Call 03/15/55)(b)	7,454	6,843,821

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.60%, 07/15/25 (Call 04/15/25)	$90	$99,469
3.65%, 06/01/51 (Call 12/01/50)	2,244	2,174,908
3.65%, 09/15/59 (Call 03/15/59)(b)	6,204	5,720,101
3.80%, 03/01/24 (Call 01/01/24)	15	16,256
3.80%, 02/15/27 (Call 11/15/26)	310	348,602
3.80%, 12/01/57 (Call 06/01/57)(b)	5,475	5,205,191
3.85%, 06/01/60 (Call 12/01/59)	1,499	1,429,447
3.88%, 01/15/26 (Call 10/15/25)(a)	605	679,786
3.90%, 03/11/24 (Call 12/11/23)(a)	1,022	1,110,632
3.95%, 01/15/25 (Call 10/15/24)	879	972,149
4.05%, 12/15/23	340	373,601
4.10%, 02/15/28 (Call 11/15/27)	100	113,987
4.13%, 02/17/26 (Call 11/17/25)	420	476,168
4.30%, 02/15/30 (Call 11/15/29)	2,024	2,321,195
4.30%, 12/15/42 (Call 06/15/42)	185	203,184
4.35%, 03/01/29 (Call 12/01/28)	2,708	3,121,588
4.35%, 06/15/45 (Call 12/15/44)	287	317,049
4.45%, 04/01/24 (Call 01/01/24)	1,101	1,217,620
4.50%, 05/15/35 (Call 11/15/34)	2,123	2,444,958
4.50%, 03/09/48 (Call 09/09/47)	1,790	1,964,058
4.55%, 03/09/49 (Call 09/09/48)	195	217,594
4.65%, 06/01/44 (Call 12/01/43)	445	500,281
4.75%, 05/15/46 (Call 11/15/45)	865	995,500
4.80%, 06/15/44 (Call 12/15/43)	80	92,241
4.85%, 03/01/39 (Call 09/01/38)	1,109	1,295,745
4.85%, 07/15/45 (Call 01/15/45)	25	28,964
4.90%, 08/15/37 (Call 02/14/37)(a)	904	1,079,772
4.90%, 06/15/42(a)	389	458,444
5.15%, 03/15/42	60	73,239
5.15%, 11/15/46 (Call 05/15/46)	55	66,252
5.15%, 02/15/50 (Call 08/14/49)	120	143,479
5.25%, 03/01/37 (Call 09/01/36)	175	216,345
5.35%, 09/01/40(a)	365	460,109
5.45%, 03/01/47 (Call 09/01/46)	393	487,439
5.65%, 02/15/47 (Call 08/15/46)	271	345,756
5.70%, 03/01/57 (Call 09/01/56)(a)	30	38,730
6.00%, 08/15/40 (Call 05/15/40)	50	65,848
6.15%, 09/15/34(a)	345	448,647
6.25%, 03/29/41	260	354,177
6.38%, 03/01/41	77	106,866
6.45%, 06/15/34	63	83,027
7.13%, 03/15/26(a)	600	756,117
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	552	649,671
4.46%, 04/01/48 (Call 10/01/47)	928	1,110,774
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(b)	200	222,178
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	425	459,866
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	575	616,286
4.25%, 11/08/49 (Call 05/08/49)(b)	420	474,309
4.50%, 12/04/23 (Call 11/04/23)	1,135	1,253,069
5.13%, 12/04/28 (Call 09/04/28)(a)	375	452,951
9.63%, 12/15/30	1,395	2,208,025
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)	1,088	1,139,084
2.50%, 09/20/26 (Call 06/20/26)	1,420	1,521,908
2.60%, 02/28/23	906	945,168
2.95%, 02/28/26	853	928,029
3.00%, 06/15/22	122	126,163

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 06/15/25	$25	$27,805
3.63%, 03/04/24	735	805,857
5.50%, 01/15/40	1,294	1,819,654
5.90%, 02/15/39(a)	1,851	2,702,077
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	365	374,421
3.70%, 11/15/23 (Call 08/15/23)	200	215,119
3.90%, 11/15/49 (Call 05/15/49)	433	487,282
4.38%, 11/15/57 (Call 05/15/57)(a)	610	699,355
4.70%, 03/15/37(a)	205	242,708
4.75%, 03/15/42	555	672,555
5.35%, 11/15/48 (Call 05/15/48)(a)	276	365,761
5.45%, 11/15/79 (Call 05/19/79)	611	793,173
5.75%, 08/15/40(a)	381	499,634
5.85%, 11/15/68 (Call 05/15/68)(a)	273	378,080
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	1,250	1,314,944
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	385	402,439
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,084	1,211,263
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	1,431	1,676,069
4.75%, 06/21/38 (Call 12/21/37)(b)	700	854,467
4.88%, 03/06/42(b)	300	376,430
8.75%, 06/15/30	2,061	3,131,472
9.25%, 06/01/32	726	1,197,145
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(b)	225	253,235
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	245	244,909
3.75%, 08/15/29 (Call 05/15/29)(a)	352	387,967
5.95%, 03/15/41	510	642,055
Koninklijke KPN NV, 8.38%, 10/01/30	527	752,121
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	844	917,850
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	862	930,826
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	422	413,830
3.50%, 03/01/23	355	374,518
4.00%, 09/01/24	509	564,198
4.60%, 02/23/28 (Call 11/23/27)	922	1,076,922
4.60%, 05/23/29 (Call 02/23/29)	764	890,256
5.50%, 09/01/44(a)	333	410,301
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	319	332,956
3.75%, 06/22/26(b)	233	258,283
3.88%, 01/31/28(a)(b)	220	250,470
4.50%, 01/31/43(b)	510	628,728
Orange SA
5.38%, 01/13/42	545	730,548
5.50%, 02/06/44 (Call 08/06/43)	1,002	1,380,603
9.00%, 03/01/31	2,133	3,387,497
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	893	966,912
3.00%, 03/15/23 (Call 12/15/22)	252	263,460
3.63%, 12/15/25 (Call 09/15/25)	1,035	1,147,427
3.70%, 11/15/49 (Call 05/15/49)(a)	1,104	1,186,348
4.10%, 10/01/23 (Call 07/01/23)	622	676,370
4.30%, 02/15/48 (Call 08/15/47)	250	295,646
4.35%, 05/01/49 (Call 11/01/48)	1,372	1,620,850
4.50%, 03/15/43 (Call 09/15/42)	176	209,879
5.00%, 03/15/44 (Call 09/15/43)	748	955,636

86	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.45%, 10/01/43 (Call 04/01/43)	$464	$623,461
7.50%, 08/15/38	105	160,585
Saudi Telecom Co., 3.89%, 05/13/29(b)	900	1,013,751
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	199	225,638
SES SA
3.60%, 04/04/23(b)	469	495,033
5.30%, 04/04/43(a)(b)	200	221,344
Telefonica Emisiones SA
4.10%, 03/08/27	510	577,964
4.57%, 04/27/23	1,144	1,242,459
4.67%, 03/06/38	941	1,078,220
4.90%, 03/06/48	1,164	1,353,915
5.21%, 03/08/47	1,900	2,297,778
5.52%, 03/01/49 (Call 09/01/48)	283	359,798
7.05%, 06/20/36	1,722	2,452,524
Telefonica Europe BV, 8.25%, 09/15/30	1,342	1,963,836
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	225	242,560
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,042	1,133,537
3.70%, 09/15/27 (Call 06/15/27)	58	65,858
4.30%, 06/15/49 (Call 12/15/48)(a)	224	261,112
4.60%, 11/16/48 (Call 05/16/48)	698	850,456
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(b)	335	333,889
2.05%, 02/15/28 (Call 12/15/27)(b)	1,459	1,444,950
2.25%, 11/15/31 (Call 08/15/31)(b)	1,057	1,015,143
2.55%, 02/15/31 (Call 11/15/30)(b)	2,042	2,030,646
3.00%, 02/15/41 (Call 08/15/40)(b)	2,120	1,987,988
3.30%, 02/15/51 (Call 08/15/50)(b)	1,825	1,690,479
3.50%, 04/15/25 (Call 03/15/25)(b)	2,399	2,593,871
3.60%, 11/15/60 (Call 05/15/60)(b)	935	885,043
3.75%, 04/15/27 (Call 02/15/27)(b)	2,625	2,891,490
3.88%, 04/15/30 (Call 01/15/30)(b)	4,511	4,959,484
4.38%, 04/15/40 (Call 10/15/39)(b)	1,529	1,721,654
4.50%, 04/15/50 (Call 10/15/49)(b)	2,227	2,474,999
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	2,640	2,601,572
1.50%, 09/18/30 (Call 06/18/30)(a)	295	278,236
1.68%, 10/30/30 (Call 07/30/30)(b)	70	66,592
1.75%, 01/20/31 (Call 10/20/30)(a)	3,178	3,028,792
2.45%, 11/01/22 (Call 08/01/22)	771	793,218
2.63%, 08/15/26	1,939	2,068,940
2.65%, 11/20/40 (Call 05/20/40)	642	599,955
2.88%, 11/20/50 (Call 05/20/50)	1,400	1,272,076
2.99%, 10/30/56 (Call 04/30/56)(b)	3,235	2,915,502
3.00%, 03/22/27 (Call 01/22/27)	287	311,258
3.00%, 11/20/60 (Call 05/20/60)	1,575	1,411,480
3.15%, 03/22/30 (Call 12/22/29)	1,785	1,914,550
3.38%, 02/15/25(a)	2,084	2,274,967
3.50%, 11/01/24 (Call 08/01/24)	441	482,232
3.85%, 11/01/42 (Call 05/01/42)	1,554	1,707,633
3.88%, 02/08/29 (Call 11/08/28)	1,068	1,217,449
4.00%, 03/22/50 (Call 09/22/49)	990	1,081,749
4.02%, 12/03/29 (Call 09/03/29)	2,029	2,325,561
4.13%, 03/16/27(a)	2,708	3,122,398
4.13%, 08/15/46	1,196	1,348,098
4.15%, 03/15/24 (Call 12/15/23)	247	270,058
4.27%, 01/15/36	2,638	3,070,675
4.33%, 09/21/28	3,006	3,497,962
4.40%, 11/01/34 (Call 05/01/34)	2,505	2,971,652

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 08/10/33	$2,677	$3,192,669
4.52%, 09/15/48	3,421	4,029,327
4.67%, 03/15/55	1,935	2,348,132
4.75%, 11/01/41(a)	1,178	1,437,556
4.81%, 03/15/39(a)	1,755	2,168,356
4.86%, 08/21/46	2,855	3,522,304
5.01%, 04/15/49	391	496,219
5.01%, 08/21/54	308	394,153
5.15%, 09/15/23	2,523	2,815,492
5.25%, 03/16/37	325	417,651
5.85%, 09/15/35	10	13,509
6.40%, 09/15/33	65	88,209
6.40%, 02/15/38(a)	135	176,043
7.75%, 12/01/30(a)	125	182,872
Vodafone Group PLC
2.50%, 09/26/22	153	157,937
2.95%, 02/19/23	1,542	1,616,238
3.75%, 01/16/24	1,475	1,608,896
4.13%, 05/30/25	1,103	1,240,312
4.25%, 09/17/50	1,286	1,442,254
4.38%, 05/30/28	2,406	2,819,188
4.38%, 02/19/43	172	198,764
4.88%, 06/19/49	1,640	2,013,659
5.00%, 05/30/38(a)	917	1,137,109
5.13%, 06/19/59	543	689,446
5.25%, 05/30/48	1,891	2,451,717
6.15%, 02/27/37	904	1,239,311
6.25%, 11/30/32	486	646,574
7.88%, 02/15/30	690	990,725

		248,588,160

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	558	587,534

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
2.60%, 11/19/22	167	172,645
3.00%, 11/19/24 (Call 10/19/24)	565	605,393
3.50%, 09/15/27 (Call 06/15/27)	452	491,584
3.55%, 11/19/26 (Call 09/19/26)	703	769,667
3.90%, 11/19/29 (Call 08/19/29)	137	150,824
5.10%, 05/15/44 (Call 11/15/43)(a)	367	421,098
6.35%, 03/15/40	330	432,679

		3,043,890

Transportation — 2.1%
AP Moller - Maersk A/S
3.75%, 09/22/24 (Call 06/22/24)(b)	68	73,767
3.88%, 09/28/25 (Call 06/28/25)(b)	225	247,849
4.50%, 06/20/29 (Call 03/20/29)(b)	250	283,512
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	115	120,388
3.00%, 04/01/25 (Call 01/01/25)	632	681,066
3.05%, 03/15/22 (Call 12/15/21)	207	211,441
3.05%, 09/01/22 (Call 06/01/22)	616	637,081
3.05%, 02/15/51 (Call 08/15/50)(a)	460	465,764
3.25%, 06/15/27 (Call 03/15/27)	318	351,517
3.40%, 09/01/24 (Call 06/01/24)	263	286,410
3.55%, 02/15/50 (Call 08/15/49)	573	632,709
3.65%, 09/01/25 (Call 06/01/25)	918	1,018,526
3.75%, 04/01/24 (Call 01/01/24)	743	808,149
3.85%, 09/01/23 (Call 06/01/23)	817	876,009

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.90%, 08/01/46 (Call 02/01/46)	$929	$1,074,657
4.05%, 06/15/48 (Call 12/15/47)	756	901,868
4.13%, 06/15/47 (Call 12/15/46)	365	433,232
4.15%, 04/01/45 (Call 10/01/44)	646	767,396
4.15%, 12/15/48 (Call 06/15/48)	77	92,329
4.38%, 09/01/42 (Call 03/01/42)(a)	562	685,395
4.40%, 03/15/42 (Call 09/15/41)	515	632,839
4.45%, 03/15/43 (Call 09/15/42)	337	415,879
4.55%, 09/01/44 (Call 03/01/44)	830	1,040,055
4.70%, 09/01/45 (Call 03/01/45)	660	839,485
4.90%, 04/01/44 (Call 10/01/43)	922	1,205,162
4.95%, 09/15/41 (Call 03/15/41)(a)	440	570,617
5.15%, 09/01/43 (Call 03/01/43)(a)	740	992,102
5.40%, 06/01/41 (Call 12/01/40)(a)	309	419,491
5.75%, 05/01/40 (Call 11/01/39)	446	625,221
6.15%, 05/01/37	112	160,684
6.20%, 08/15/36	20	29,219
7.00%, 12/15/25	198	251,806
7.95%, 08/15/30(a)	339	496,033
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)(a)	130	133,421
2.45%, 05/01/50 (Call 11/01/49)(a)	537	490,696
2.75%, 03/01/26 (Call 12/01/25)	425	457,560
2.95%, 11/21/24 (Call 08/21/24)	625	674,159
3.20%, 08/02/46 (Call 02/02/46)	75	79,331
3.65%, 02/03/48 (Call 08/03/47)	574	654,507
4.45%, 01/20/49 (Call 07/20/48)(a)	520	669,434
4.50%, 11/07/43 (Call 05/07/43)	275	338,151
6.20%, 06/01/36	20	29,078
6.25%, 08/01/34(a)	391	565,841
6.38%, 11/15/37	460	682,434
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)(a)	233	234,662
2.90%, 02/01/25 (Call 11/01/24)(a)	84	89,754
3.70%, 02/01/26 (Call 11/01/25)	391	432,870
4.00%, 06/01/28 (Call 03/01/28)(a)	222	255,060
4.45%, 03/15/23 (Call 12/15/22)	50	53,448
4.80%, 09/15/35 (Call 03/15/35)(a)	330	414,053
4.80%, 08/01/45 (Call 02/01/45)	585	763,505
5.75%, 03/15/33(a)	385	511,073
5.75%, 01/15/42	50	69,018
5.95%, 05/15/37(a)	317	442,957
6.13%, 09/15/2115 (Call 03/15/2115)	516	812,294
7.13%, 10/15/31	415	603,280
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	506	579,639
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	539	559,703
2.50%, 05/15/51 (Call 11/15/50)(a)	280	248,439
2.60%, 11/01/26 (Call 08/01/26)	665	714,227
3.25%, 06/01/27 (Call 03/01/27)	626	691,400
3.35%, 11/01/25 (Call 08/01/25)(a)	810	892,565
3.35%, 09/15/49 (Call 03/15/49)	160	165,043
3.40%, 08/01/24 (Call 05/01/24)	49	53,433
3.80%, 03/01/28 (Call 12/01/27)	853	963,973
3.80%, 11/01/46 (Call 05/01/46)	811	900,993
3.80%, 04/15/50 (Call 10/15/49)	501	562,371
3.95%, 05/01/50 (Call 11/01/49)(a)	393	449,820
4.10%, 03/15/44 (Call 09/15/43)	678	777,127
4.25%, 03/15/29 (Call 12/15/28)	854	997,841

Security	Par (000)	Value

Transportation (continued)
4.25%, 11/01/66 (Call 05/01/66)	$30	$36,142
4.30%, 03/01/48 (Call 09/01/47)	363	429,868
4.40%, 03/01/43 (Call 09/01/42)	330	388,915
4.50%, 03/15/49 (Call 09/15/48)	322	395,813
4.50%, 08/01/54 (Call 02/01/54)(a)	415	516,065
4.65%, 03/01/68 (Call 09/01/67)	309	392,411
4.75%, 05/30/42 (Call 11/30/41)	350	439,087
4.75%, 11/15/48 (Call 05/15/48)	613	776,878
5.50%, 04/15/41 (Call 10/15/40)	455	615,538
6.00%, 10/01/36	420	590,124
6.15%, 05/01/37	587	819,481
6.22%, 04/30/40(a)	543	782,919
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50 (Call 02/18/50)(b)	466	420,178
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(b)	243	270,581
4.70%, 05/07/50 (Call 11/07/49)(b)	1,220	1,448,750
FedEx Corp.
2.63%, 08/01/22	793	817,576
2.70%, 04/15/23(a)	220	230,169
3.10%, 08/05/29 (Call 05/05/29)	320	344,303
3.20%, 02/01/25	614	666,109
3.25%, 04/01/26 (Call 01/01/26)	1,139	1,250,188
3.30%, 03/15/27 (Call 12/15/26)	600	661,349
3.40%, 02/15/28 (Call 11/15/27)(a)	457	505,100
3.80%, 05/15/25 (Call 04/15/25)	317	350,412
3.88%, 08/01/42	628	679,194
3.90%, 02/01/35(a)	723	816,403
4.00%, 01/15/24	870	956,039
4.05%, 02/15/48 (Call 08/15/47)	728	797,590
4.10%, 04/15/43(a)	624	698,296
4.10%, 02/01/45(a)	465	509,012
4.20%, 10/17/28 (Call 07/17/28)	470	549,464
4.25%, 05/15/30 (Call 02/15/30)(a)	510	593,886
4.40%, 01/15/47 (Call 07/15/46)	499	567,861
4.50%, 02/01/65	45	49,855
4.55%, 04/01/46 (Call 10/01/45)	1,018	1,191,020
4.75%, 11/15/45 (Call 05/15/45)	298	360,773
4.90%, 01/15/34	730	908,926
4.95%, 10/17/48 (Call 04/17/48)	701	869,381
5.10%, 01/15/44	712	891,076
5.25%, 05/15/50 (Call 11/15/49)	1,097	1,412,837
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)(a)	530	548,463
3.85%, 03/15/24 (Call 12/15/23)	50	54,276
3.88%, 03/01/26 (Call 01/01/26)	298	335,117
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	542	569,560
3.00%, 05/15/23 (Call 02/15/23)	450	469,850
3.13%, 06/01/26 (Call 03/01/26)(a)	220	238,152
3.50%, 05/01/50 (Call 11/01/49)	20	20,699
4.20%, 11/15/69 (Call 05/15/69)	395	429,084
4.30%, 05/15/43 (Call 11/15/42)	25	28,148
4.70%, 05/01/48 (Call 11/01/47)	215	257,412
4.95%, 08/15/45 (Call 02/15/45)	579	715,897
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	435	473,703
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	432	452,040
2.90%, 02/15/23 (Call 11/15/22)	1,042	1,087,172
2.90%, 06/15/26 (Call 03/15/26)	822	890,668

88	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.00%, 04/01/22 (Call 01/01/22)	$455	$465,316
3.05%, 05/15/50 (Call 11/15/49)	427	422,942
3.15%, 06/01/27 (Call 03/01/27)	65	72,028
3.16%, 05/15/55 (Call 11/15/54)	794	779,768
3.40%, 11/01/49 (Call 05/01/49)(a)	434	455,804
3.65%, 08/01/25 (Call 06/01/25)(a)	225	247,940
3.80%, 08/01/28 (Call 05/01/28)(a)	575	653,681
3.85%, 01/15/24 (Call 10/15/23)(a)	245	264,392
3.94%, 11/01/47 (Call 05/01/47)	626	712,591
3.95%, 10/01/42 (Call 04/01/42)(a)	435	501,383
4.05%, 08/15/52 (Call 02/15/52)	685	791,182
4.10%, 05/15/49 (Call 11/15/48)	504	582,094
4.15%, 02/28/48 (Call 08/28/47)	190	221,646
4.45%, 06/15/45 (Call 12/15/44)	552	682,191
4.65%, 01/15/46 (Call 07/15/45)	525	657,759
4.84%, 10/01/41	602	768,329
5.10%, 08/01/2118 (Call 02/01/2118)	25	30,686
5.59%, 05/17/25	365	431,447
7.25%, 02/15/31	200	283,595
7.80%, 05/15/27(a)	10	13,704
Pelabuhan Indonesia II PT
4.25%, 05/05/25(b)	415	452,350
5.38%, 05/05/45(b)	75	87,750
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	256	281,408
Polar Tankers Inc., 5.95%, 05/10/37(b)	100	126,991
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	643	661,496
2.50%, 09/01/24 (Call 08/01/24)(a)	921	973,691
2.88%, 06/01/22 (Call 05/01/22)	225	231,377
2.90%, 12/01/26 (Call 10/01/26)	873	944,337
3.35%, 09/01/25 (Call 08/01/25)(a)	253	276,058
3.40%, 03/01/23 (Call 02/01/23)	870	918,323
3.65%, 03/18/24 (Call 02/18/24)	653	709,544
3.75%, 06/09/23 (Call 05/09/23)	474	507,566
3.88%, 12/01/23 (Call 11/01/23)	45	48,846
4.63%, 06/01/25 (Call 05/01/25)	700	796,478
TTX Co.
3.60%, 01/15/25(a)(b)	830	910,318
4.20%, 07/01/46 (Call 01/01/46)(b)	425	494,143
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	254	315,136
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	315	330,412
2.40%, 02/05/30 (Call 11/05/29)	498	514,980
2.75%, 04/15/23 (Call 01/15/23)	375	390,844
2.75%, 03/01/26 (Call 12/01/25)(a)	668	716,163
2.95%, 01/15/23 (Call 10/15/22)	240	249,880
2.97%, 09/16/62 (Call 03/16/62)(b)	462	429,848
3.00%, 04/15/27 (Call 01/15/27)	493	536,482
3.15%, 03/01/24 (Call 02/01/24)	741	795,128
3.25%, 01/15/25 (Call 10/15/24)	661	712,075
3.25%, 08/15/25 (Call 05/15/25)(a)	505	551,028
3.25%, 02/05/50 (Call 08/05/49)	525	542,096
3.35%, 08/15/46 (Call 02/15/46)	90	93,132
3.38%, 02/01/35 (Call 08/01/34)(a)	1,096	1,214,153
3.50%, 06/08/23 (Call 05/08/23)	1,174	1,250,568
3.55%, 08/15/39 (Call 02/15/39)	561	621,263
3.60%, 09/15/37 (Call 03/15/37)(a)	482	532,548
3.65%, 02/15/24 (Call 11/15/23)	150	161,627
3.70%, 03/01/29 (Call 12/01/28)	393	443,155
3.75%, 03/15/24 (Call 12/15/23)	625	679,609

Security	Par (000)	Value

Transportation (continued)
3.75%, 07/15/25 (Call 05/15/25)	$300	$334,559
3.75%, 02/05/70 (Call 08/05/69)	270	291,828
3.80%, 10/01/51 (Call 04/01/51)	85	95,248
3.84%, 03/20/60 (Call 09/20/59)	930	1,035,631
3.88%, 02/01/55 (Call 08/01/54)	470	519,395
3.95%, 09/10/28 (Call 06/10/28)	1,055	1,210,604
3.95%, 08/15/59 (Call 02/15/59)	672	756,972
4.00%, 04/15/47 (Call 10/15/46)	525	598,117
4.05%, 11/15/45 (Call 05/15/45)	485	555,785
4.05%, 03/01/46 (Call 09/01/45)	633	729,502
4.10%, 09/15/67 (Call 03/15/67)	402	462,364
4.15%, 01/15/45 (Call 07/15/44)	405	467,919
4.16%, 07/15/22 (Call 04/15/22)	504	525,602
4.30%, 03/01/49 (Call 09/01/48)	658	785,947
4.38%, 09/10/38 (Call 03/10/38)(a)	378	455,008
4.38%, 11/15/65 (Call 05/15/65)	442	540,507
4.50%, 09/10/48 (Call 03/10/48)	185	228,290
6.63%, 02/01/29(a)	25	32,908
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	725	763,884
2.35%, 05/16/22 (Call 04/16/22)	610	624,610
2.40%, 11/15/26 (Call 08/15/26)	345	373,116
2.45%, 10/01/22	692	716,042
2.50%, 04/01/23 (Call 03/01/23)	836	870,055
2.50%, 09/01/29 (Call 06/01/29)(a)	572	601,411
2.80%, 11/15/24 (Call 09/15/24)	822	885,330
3.05%, 11/15/27 (Call 08/15/27)(a)	1,004	1,112,496
3.40%, 03/15/29 (Call 12/15/28)	897	1,002,193
3.40%, 11/15/46 (Call 05/15/46)(a)	535	578,721
3.40%, 09/01/49 (Call 03/01/49)(a)	639	687,549
3.63%, 10/01/42	306	346,177
3.75%, 11/15/47 (Call 05/15/47)	889	1,001,821
3.90%, 04/01/25 (Call 03/01/25)	867	966,312
4.25%, 03/15/49 (Call 09/15/48)	209	255,603
4.45%, 04/01/30 (Call 01/01/30)	757	912,542
4.88%, 11/15/40 (Call 05/15/40)	235	302,857
5.20%, 04/01/40 (Call 10/01/39)	483	642,129
5.30%, 04/01/50 (Call 10/01/49)	850	1,176,770
6.20%, 01/15/38	1,344	1,952,514
United Parcel Service of America Inc., 7.62%, 04/01/30(e)	80	113,493

		121,961,720

Trucking & Leasing — 0.4%
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(b)	825	835,477
4.50%, 08/01/22 (Call 03/29/21)(b)	292	293,460
5.00%, 08/01/24 (Call 03/29/21)(b)	680	702,100
5.75%, 11/15/23 (Call 03/01/21)(b)	225	231,469
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)(a)	150	164,118
3.50%, 03/15/28 (Call 12/15/27)(a)	408	450,567
3.85%, 03/30/27 (Call 12/30/26)	357	399,803
3.90%, 03/30/23(a)	202	214,235
4.35%, 02/15/24 (Call 01/15/24)	71	77,980
4.50%, 03/30/45 (Call 09/30/44)(a)	125	141,001
4.55%, 11/07/28 (Call 08/07/28)(a)	540	635,019
4.70%, 04/01/29 (Call 01/01/29)(a)	545	644,260
4.75%, 06/15/22	500	526,334
5.20%, 03/15/44 (Call 09/15/43)	125	157,480
NTT Finance Corp.
0.37%, 03/03/23(b)	830	830,124

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
0.58%, 03/01/24(b)	$970	$969,159
1.16%, 04/03/26 (Call 03/03/26)(b)	1,570	1,562,951
1.59%, 04/03/28 (Call 02/03/28)(b)	2,200	2,185,410
2.07%, 04/03/31 (Call 01/03/31)(b)	1,460	1,463,701
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	975	967,836
2.70%, 03/14/23 (Call 02/14/23)(a)(b)	715	744,476
2.70%, 11/01/24 (Call 10/01/24)(b)	309	328,415
3.35%, 11/01/29 (Call 08/01/29)(b)	223	238,710
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	858	940,405
3.45%, 07/01/24 (Call 06/01/24)(b)	568	614,896
3.90%, 02/01/24 (Call 01/01/24)(b)	760	825,598
3.95%, 03/10/25 (Call 01/10/25)(b)	624	687,568
4.00%, 07/15/25 (Call 06/15/25)(b)	239	266,433
4.13%, 08/01/23 (Call 07/01/23)(a)(b)	814	879,890
4.20%, 04/01/27 (Call 01/01/27)(b)	442	505,619
4.25%, 01/17/23(b)	913	974,601
4.45%, 01/29/26 (Call 11/29/25)(b)	223	254,444
4.88%, 07/11/22(b)	300	317,492
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(b)	1,222	1,251,837
4.13%, 07/15/23 (Call 06/15/23)(b)	265	283,244

		22,566,112

Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	521	553,094
2.95%, 09/01/27 (Call 06/01/27)	785	850,934
3.00%, 12/01/26 (Call 09/01/26)(a)	615	671,734
3.40%, 03/01/25 (Call 12/01/24)	530	577,506
3.45%, 06/01/29 (Call 03/01/29)	841	939,271
3.45%, 05/01/50 (Call 11/01/49)(a)	359	386,350
3.75%, 09/01/28 (Call 06/01/28)	774	875,942
3.75%, 09/01/47 (Call 03/01/47)	730	819,563
3.85%, 03/01/24 (Call 12/01/23)(a)	620	674,452
4.00%, 12/01/46 (Call 06/01/46)	451	522,483
4.15%, 06/01/49 (Call 12/01/48)(a)	424	507,397
4.20%, 09/01/48 (Call 03/01/48)(a)	282	344,777
4.30%, 12/01/42 (Call 06/01/42)	450	533,481
4.30%, 09/01/45 (Call 03/01/45)	79	94,975
6.59%, 10/15/37	307	449,997
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	1,074	1,119,062
3.35%, 04/15/50 (Call 10/15/49)	165	169,423
3.57%, 05/01/29 (Call 02/01/29)	320	353,097
4.28%, 05/01/49 (Call 11/01/48)	385	449,855
United Utilities PLC, 6.88%, 08/15/28	150	191,558

		11,084,951

Total Corporate Bonds & Notes — 98.2% (Cost: $5,692,224,499)		5,808,111,048

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(a)(b)	390	398,970

Security	Par/ Shares (000)	Value

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	$210	$209,842
5.13%, 04/23/34(b)	360	462,281
Korea Gas Corp., 3.13%, 07/20/27(b)	1,065	1,172,239
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	950	1,044,215
3.75%, 07/25/23(b)	815	878,105
Korea National Oil Corp.
0.88%, 10/05/25(b)	647	639,358
2.50%, 10/24/26(b)	143	153,044
3.25%, 10/01/25(b)	450	490,507
3.38%, 03/27/27(a)(b)	500	556,624
4.00%, 01/23/24(b)	1,000	1,096,816

		6,703,031

Total Foreign Government Obligations — 0.1% (Cost: $6,769,310)		7,102,001

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(g)(h)(i)	468,043	468,324,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	62,859	62,859,000

		531,183,085

Total Short-Term Investments — 9.0% (Cost: $531,020,983)		531,183,085

Total Investments in Securities — 107.3% (Cost: $6,230,014,792)		6,346,396,134

Other Assets, Less Liabilities — (7.3)%		(433,138,284)

Net Assets — 100.0%		$5,913,257,850

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

90	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$435,579,780	$32,897,647	(a)	$—	$(113,256)	$(40,086)	$468,324,085	468,043	$1,493,740	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,162,000	19,697,000	(a)	—	—	—	62,859,000	62,859	70,881		—

					$(113,256)	$(40,086)	$531,183,085		$1,564,621		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$5,808,111,048	$—	$5,808,111,048
Foreign Government Obligations	—	7,102,001	—	7,102,001
Money Market Funds	531,183,085	—	—	531,183,085

	$531,183,085	$5,815,213,049	$—	$6,346,396,134

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The) 3.75%, 02/15/23(a)	$5,058	$5,364,924
4.00%, 03/15/22(a)	1,881	1,944,426
4.20%, 04/15/24(a)	5,587	6,185,014
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22(a)	13,602	14,100,200
3.65%, 11/01/24 (Call 08/01/24)	6,529	7,144,473
WPP Finance 2010 3.63%, 09/07/22	1,388	1,450,858
3.75%, 09/19/24(a)	9,291	10,215,642

		46,405,537

Aerospace & Defense — 1.4%
Airbus Finance BV, 2.70%, 04/17/23(b)	12,990	13,567,298
BAE Systems Holdings Inc. 3.80%, 10/07/24(a)(b)	518	573,082
3.85%, 12/15/25 (Call 09/15/25)(b)	9,520	10,610,563
Boeing Co. (The) 1.17%, 02/04/23 (Call 02/04/22)	9,030	9,068,230
1.43%, 02/04/24 (Call 02/04/22)	15,000	15,026,313
1.88%, 06/15/23 (Call 04/15/23)	3,004	3,063,894
2.13%, 03/01/22 (Call 02/01/22)	1,894	1,910,512
2.20%, 10/30/22 (Call 08/30/22)(a)	4,421	4,507,810
2.20%, 02/04/26 (Call 02/04/23)	15,000	15,031,240
2.50%, 03/01/25 (Call 12/01/24)(a)	4,138	4,249,475
2.60%, 10/30/25 (Call 07/30/25)	1,717	1,754,326
2.70%, 05/01/22(a)	5,448	5,570,714
2.80%, 03/01/23 (Call 02/01/23)	2,317	2,402,455
2.80%, 03/01/24 (Call 02/01/24)(a)	7,645	7,973,507
2.85%, 10/30/24 (Call 07/30/24)	4,429	4,608,635
4.51%, 05/01/23 (Call 04/01/23)	17,756	19,044,874
4.88%, 05/01/25 (Call 04/01/25)	27,072	30,266,559
7.95%, 08/15/24	1,572	1,908,389
General Dynamics Corp. 1.88%, 08/15/23 (Call 06/15/23)(a)	6,286	6,510,323
2.25%, 11/15/22 (Call 08/15/22)	5,015	5,155,083
2.38%, 11/15/24 (Call 09/15/24)(a)	8,777	9,308,947
3.25%, 04/01/25 (Call 03/01/25)	8,420	9,163,203
3.38%, 05/15/23 (Call 04/15/23)(a)	5,458	5,807,548
3.50%, 05/15/25 (Call 03/15/25)	5,933	6,517,591
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	1,344	1,456,840
L3Harris Technologies Inc. 3.83%, 04/27/25 (Call 01/27/25)	2,893	3,205,440
3.85%, 06/15/23 (Call 05/15/23)(a)	10,193	10,945,599
3.95%, 05/28/24 (Call 02/28/24)	1,402	1,526,466
Lockheed Martin Corp. 2.90%, 03/01/25 (Call 12/01/24)(a)	4,345	4,657,473
3.10%, 01/15/23 (Call 11/15/22)(a)	6,735	7,046,411
3.55%, 01/15/26 (Call 10/15/25)(a)	8,843	9,850,651
Northrop Grumman Corp. 2.55%, 10/15/22 (Call 03/24/21)(a)	18,571	19,184,414
2.93%, 01/15/25 (Call 11/15/24)	13,843	14,791,380
3.25%, 08/01/23(a)	12,204	12,994,892
Raytheon Technologies Corp. 2.50%, 12/15/22 (Call 09/15/22)	10,187	10,509,151
2.80%, 03/15/22 (Call 02/15/22)	13,077	13,386,139
3.15%, 12/15/24 (Call 09/15/24)	72	77,494
3.20%, 03/15/24 (Call 01/15/24)	5,648	6,067,891
3.70%, 12/15/23 (Call 09/15/23)	5,484	5,928,222

Security	Par (000)	Value

Aerospace & Defense (continued)
3.95%, 08/16/25 (Call 06/16/25)(a)	$11,286	$12,660,212

		327,889,246

Agriculture — 1.2%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)(a)	8,272	8,644,798
Archer-Daniels-Midland Co., 2.75%, 03/27/25 (Call 02/27/25)(a)	3,986	4,274,678
BAT Capital Corp. 2.76%, 08/15/22 (Call 07/15/22)	1,200	1,236,930
2.79%, 09/06/24 (Call 08/06/24)(a)	10,360	11,020,437
3.22%, 08/15/24 (Call 06/15/24)	23,762	25,541,800
BAT International Finance PLC 1.67%, 03/25/26 (Call 02/25/26)(a)	8,285	8,305,309
3.95%, 06/15/25(a)(b)	18,404	20,280,471
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)(a)	7,638	7,727,917
3.00%, 09/25/22 (Call 08/25/22)(a)	7,576	7,840,063
4.35%, 03/15/24 (Call 02/15/24)(a)	7,029	7,748,500
Cargill Inc. 0.40%, 02/02/24 (Call 01/02/24)(b)	3,355	3,339,149
0.75%, 02/02/26 (Call 01/02/26)(b)	5,505	5,413,141
1.38%, 07/23/23(a)(b)	9,914	10,153,624
3.30%, 03/01/22 (Call 12/01/21)(b)	848	866,926
Imperial Brands Finance PLC 3.13%, 07/26/24 (Call 06/26/24)(b)	7,238	7,705,984
3.50%, 02/11/23 (Call 11/11/22)(b)	12,600	13,153,857
3.75%, 07/21/22 (Call 05/21/22)(a)(b)	6,243	6,475,045
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	12,606	14,035,071
Philip Morris International Inc. 1.13%, 05/01/23	4,078	4,145,244
1.50%, 05/01/25 (Call 04/01/25)(a)	4,502	4,597,571
2.13%, 05/10/23 (Call 03/10/23)(a)	6,723	6,952,026
2.38%, 08/17/22 (Call 07/17/22)	10,613	10,909,968
2.50%, 08/22/22	9,619	9,926,640
2.50%, 11/02/22 (Call 10/02/22)(a)	6,623	6,849,590
2.63%, 03/06/23(a)	4,410	4,598,091
2.75%, 02/25/26 (Call 11/25/25)	1,722	1,852,759
2.88%, 05/01/24 (Call 04/01/24)	13,661	14,564,569
3.25%, 11/10/24(a)	9,464	10,319,542
3.38%, 08/11/25 (Call 05/11/25)(a)	3,277	3,589,975
3.60%, 11/15/23(a)	2,159	2,346,259
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)	16,222	18,111,853
4.85%, 09/15/23(a)	3,391	3,751,872

		266,279,659

Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	10,400	12,116,195
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	15,900	16,982,069
Southwest Airlines Co. 2.75%, 11/16/22 (Call 10/16/22)(a)	1,347	1,387,234
4.75%, 05/04/23(a)	16,647	18,112,033
5.25%, 05/04/25 (Call 04/04/25)	4,502	5,157,329

		53,754,860

Apparel — 0.2%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	2,926	3,037,303
2.40%, 03/27/25 (Call 02/27/25)(a)	12,609	13,375,003
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	5,814	6,440,416

92	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Ralph Lauren Corp. 1.70%, 06/15/22(a)	$2,466	$2,508,786
3.75%, 09/15/25 (Call 07/15/25)(a)	2,056	2,275,799
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)(a)	7,617	7,818,624
4.25%, 04/01/25 (Call 01/01/25)(a)	1,391	1,510,047
VF Corp. 2.05%, 04/23/22(a)	2,947	3,004,204
2.40%, 04/23/25 (Call 03/23/25)(a)	8,275	8,702,103

		48,672,285

Auto Manufacturers — 4.1%
American Honda Finance Corp. 0.40%, 10/21/22(a)	1,944	1,946,305
0.55%, 07/12/24	429	427,744
0.65%, 09/08/23(a)	2,973	2,988,400
0.88%, 07/07/23(a)	2,142	2,164,323
1.00%, 09/10/25	1,773	1,765,334
1.20%, 07/08/25	2,749	2,770,967
1.95%, 05/20/22	6,303	6,432,921
1.95%, 05/10/23	6,822	7,048,252
2.05%, 01/10/23	6,177	6,368,961
2.15%, 09/10/24(a)	8,442	8,871,973
2.20%, 06/27/22	5,844	5,986,161
2.40%, 06/27/24(a)	10,688	11,303,038
2.60%, 11/16/22(a)	4,453	4,618,515
2.90%, 02/16/24(a)	7,067	7,560,397
3.45%, 07/14/23(a)	3,869	4,139,943
3.55%, 01/12/24(a)	10,811	11,719,078
3.63%, 10/10/23(a)	9,762	10,563,882
BMW Finance NV 2.25%, 08/12/22(b)	4,141	4,253,403
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	6,285	6,651,701
BMW U.S. Capital LLC 2.25%, 09/15/23 (Call 07/15/23)(a)(b)	757	789,172
2.70%, 04/06/22 (Call 03/06/22)(a)(b)	4,921	5,037,727
2.95%, 04/14/22(a)(b)	14,409	14,831,758
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	9,596	10,307,115
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	12,636	13,391,975
3.80%, 04/06/23(b)	8,178	8,732,764
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	15,200	16,833,627
Cummins Inc. 0.75%, 09/01/25 (Call 08/01/25)(a)	2,634	2,620,788
3.65%, 10/01/23 (Call 07/01/23)(a)	2,441	2,630,158
Daimler Finance North America LLC 1.75%, 03/10/23(b)	5,355	5,482,440
2.13%, 03/10/25(a)(b)	15,629	16,220,863
2.55%, 08/15/22(b)	12,731	13,101,829
2.70%, 06/14/24(a)(b)	5,907	6,262,982
3.25%, 08/01/24(a)(b)	370	399,738
3.30%, 05/19/25(a)(b)	1,941	2,104,775
3.35%, 02/22/23(b)	5,814	6,132,848
3.50%, 08/03/25(a)(b)	567	624,569
3.65%, 02/22/24(a)(b)	5,707	6,197,151
3.70%, 05/04/23(a)(b)	8,326	8,884,674
General Motors Co. 4.00%, 04/01/25(a)	2,671	2,930,810
4.88%, 10/02/23	7,058	7,772,141
5.40%, 10/02/23	11,324	12,623,359
6.13%, 10/01/25 (Call 09/01/25)(a)	4,856	5,780,923

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc. 1.25%, 01/08/26 (Call 12/08/25)	$15,314	$15,141,011
1.70%, 08/18/23(a)	8,249	8,435,313
2.75%, 06/20/25 (Call 05/20/25)	14,946	15,729,254
2.90%, 02/26/25 (Call 01/26/25)(a)	11,814	12,549,084
3.15%, 06/30/22 (Call 05/30/22)	17,682	18,238,303
3.25%, 01/05/23 (Call 12/05/22)(a)	8,916	9,326,716
3.45%, 04/10/22 (Call 02/10/22)	5,133	5,273,448
3.50%, 11/07/24 (Call 09/07/24)	5,263	5,683,297
3.55%, 07/08/22	10,175	10,551,523
3.70%, 05/09/23 (Call 03/09/23)	13,817	14,637,155
3.95%, 04/13/24 (Call 02/13/24)	14,558	15,820,074
4.00%, 01/15/25 (Call 10/15/24)	5,032	5,497,107
4.15%, 06/19/23 (Call 05/19/23)	10,337	11,113,986
4.25%, 05/15/23	3,386	3,632,868
4.30%, 07/13/25 (Call 04/13/25)	5,784	6,417,988
4.35%, 04/09/25 (Call 02/09/25)	5,719	6,335,890
5.10%, 01/17/24 (Call 12/17/23)	13,655	15,209,415
5.20%, 03/20/23	17,782	19,389,644
Harley-Davidson Financial Services Inc. 2.55%, 06/09/22 (Call 05/09/22)(a)(b)	1,982	2,023,281
3.35%, 02/15/23 (Call 01/15/23)(a)(b)	7,309	7,622,710
3.35%, 06/08/25 (Call 05/08/25)(b)	11,537	12,219,621
Hyundai Capital America 0.80%, 01/08/24(b)	6,423	6,381,839
1.25%, 09/18/23(a)(b)	12,382	12,514,160
1.30%, 01/08/26 (Call 12/08/25)(b)	5,322	5,265,456
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	10,253	10,354,708
2.38%, 02/10/23(a)(b)	8,022	8,273,180
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	5,798	6,043,173
2.85%, 11/01/22(a)(b)	12,701	13,135,198
3.00%, 06/20/22(b)	4,499	4,635,193
3.10%, 04/05/22(b)	2,282	2,336,050
3.25%, 09/20/22(b)	979	1,016,261
3.40%, 06/20/24(b)	1,846	1,983,151
4.13%, 06/08/23(b)	9,624	10,332,086
4.30%, 02/01/24(b)	3,860	4,222,196
5.75%, 04/06/23(b)	8,251	9,092,036
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,839	5,639,773
Hyundai Capital Services Inc. 3.00%, 03/06/22(b)	2,577	2,639,506
3.00%, 08/29/22(b)	818	844,349
3.75%, 03/05/23(b)	2,970	3,146,112
Kia Motors Corp., 3.00%, 04/25/23(a)(b)	554	580,076
Nissan Motor Acceptance Corp. 2.60%, 09/28/22(a)(b)	3,457	3,553,232
2.65%, 07/13/22(b)	2,938	3,004,175
3.45%, 03/15/23(a)(b)	2,272	2,388,144
3.88%, 09/21/23(a)(b)	6,745	7,248,843
Nissan Motor Co. Ltd. 3.04%, 09/15/23(b)	7,257	7,629,764
3.52%, 09/17/25 (Call 08/17/25)(b)	15,371	16,369,217
PACCAR Financial Corp. 0.35%, 08/11/23	1,325	1,326,140
0.80%, 06/08/23(a)	790	797,679
1.80%, 02/06/25	1,445	1,491,013
1.90%, 02/07/23(a)	5,751	5,927,274
2.00%, 09/26/22(a)	2,120	2,177,689
2.15%, 08/15/24(a)	5,166	5,437,723
2.30%, 08/10/22	1,617	1,663,468

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.65%, 05/10/22(a)	$7,368	$7,578,448
2.65%, 04/06/23(a)	507	532,505
2.85%, 03/01/22	641	657,932
3.40%, 08/09/23(a)	4,924	5,288,681
Stellantis NV, 5.25%, 04/15/23	15,412	16,728,955
Toyota Motor Corp. 2.16%, 07/02/22(a)	7,721	7,911,690
2.36%, 07/02/24(a)	1,364	1,443,120
3.42%, 07/20/23(a)	8,272	8,870,862
Toyota Motor Credit Corp. 0.35%, 10/14/22(a)	1,682	1,685,610
0.45%, 07/22/22(a)	2,439	2,446,934
0.45%, 01/11/24(a)	454	454,046
0.50%, 08/14/23(a)	2,398	2,405,522
0.80%, 10/16/25(a)	6,822	6,762,326
0.80%, 01/09/26(a)	5,053	5,002,793
1.15%, 05/26/22	5,898	5,962,868
1.35%, 08/25/23(a)	4,589	4,699,407
1.80%, 02/13/25	8,611	8,899,496
2.00%, 10/07/24	6,865	7,200,247
2.15%, 09/08/22	4,598	4,726,718
2.25%, 10/18/23(a)	3,137	3,287,767
2.63%, 01/10/23(a)	3,748	3,904,544
2.65%, 04/12/22(a)	12,544	12,872,766
2.70%, 01/11/23	4,652	4,854,891
2.80%, 07/13/22	2,815	2,909,324
2.90%, 03/30/23(a)	6,594	6,942,541
2.90%, 04/17/24(a)	4,557	4,872,864
3.00%, 04/01/25	10,800	11,655,827
3.35%, 01/08/24(a)	5,043	5,461,554
3.40%, 04/14/25(a)	4,925	5,412,830
3.45%, 09/20/23(a)	8,563	9,196,999
Volkswagen Group of America Finance LLC 0.75%, 11/23/22(b)	5,957	5,983,514
0.88%, 11/22/23(a)(b)	6,309	6,343,627
1.25%, 11/24/25 (Call 10/24/25)(b)	12,235	12,222,318
2.70%, 09/26/22(b)	7,948	8,220,420
2.85%, 09/26/24(a)(b)	7,797	8,328,201
2.90%, 05/13/22(b)	7,080	7,287,470
3.13%, 05/12/23(b)	8,000	8,431,096
3.35%, 05/13/25(a)(b)	11,859	12,849,474
4.25%, 11/13/23(a)(b)	12,074	13,212,588
4.63%, 11/13/25(a)(b)	1,191	1,362,577

		920,443,388

Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)(a)	4,586	5,020,547
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)(a)	2,462	2,789,976
BorgWarner Inc. 3.38%, 03/15/25 (Call 12/15/24)(a)	2,434	2,648,911
5.00%, 10/01/25(a)(b)	13,085	15,241,452
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	4,982	5,418,052
4.15%, 10/01/25 (Call 07/01/25)(a)	379	427,076
Toyota Industries Corp. 3.11%, 03/12/22 (Call 02/12/22)(a)(b)	6,958	7,136,983
3.24%, 03/16/23 (Call 02/16/23)(b)	814	854,879

		39,537,876

Banks — 31.2%
ABN AMRO Bank NV, 4.75%, 07/28/25(b)	11,309	12,796,269

Security	Par (000)	Value

Banks (continued)
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	$4,900	$5,195,274
AIB Group PLC 4.26%, 04/10/25 (Call 04/10/24)(a)(b)(c)	11,313	12,373,275
4.75%, 10/12/23(a)(b)	12,676	13,929,526
ANZ New Zealand Int’l Ltd./London 1.90%, 02/13/23(b)	10,632	10,952,872
3.40%, 03/19/24(b)	11,142	12,077,726
ASB Bank Ltd. 3.13%, 05/23/24(a)(b)	3,580	3,860,252
3.75%, 06/14/23(a)(b)	12,130	13,014,567
Associated Banc-Corp, 4.25%, 01/15/25
(Call 10/15/24)	215	233,287
Australia & New Zealand Banking Group Ltd. 2.95%, 07/22/30 (Call 07/22/25)(a)(b)(c)	17,927	18,692,701
4.50%, 03/19/24(a)(b)	703	774,136
Australia & New Zealand Banking Group Ltd./New York NY 2.05%, 11/21/22(a)	10,705	11,028,748
2.63%, 05/19/22	4,515	4,645,241
2.63%, 11/09/22(a)	10,845	11,278,967
3.70%, 11/16/25(a)	2,119	2,383,303
Banco Bilbao Vizcaya Argentaria SA 0.88%, 09/18/23	9,625	9,703,655
1.13%, 09/18/25	17,250	17,127,584
Banco de Credito del Peru 2.70%, 01/11/25 (Call 12/11/24)(a)(b)	10,129	10,572,144
3.13%, 07/01/30 (Call 07/01/25)(a)(b)(c)	8,845	9,026,322
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	4,375	4,681,250
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(a)(b)	8,256	8,717,758
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/09/22(b)	3,265	3,424,169
5.38%, 04/17/25(b)	23,088	26,246,438
5.95%, 10/01/28 (Call 10/01/23)(b)(c)	5,100	5,554,053
Banco Santander SA 2.71%, 06/27/24	17,355	18,428,054
2.75%, 05/28/25	11,510	12,197,557
3.13%, 02/23/23	18,207	19,142,641
3.50%, 04/11/22	6,713	6,939,169
3.85%, 04/12/23	9,560	10,229,492
5.18%, 11/19/25	16,701	19,300,910
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	9,522	9,843,463
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)(c)	2,035	2,088,153
Bangkok Bank PCL/Hong Kong 3.88%, 09/27/22(a)(b)	5,165	5,410,079
4.05%, 03/19/24(a)(b)	4,540	4,945,030
Bank of America Corp. 0.81%, 10/24/24 (Call 10/24/23)(a)(c)	24,573	24,759,211
0.98%, 09/25/25 (Call 09/25/24)(a)(c)	1,341	1,348,356
1.20%, 10/24/26 (Call 10/24/25)(c)	29,339	29,313,055
1.32%, 06/19/26 (Call 06/19/25)(c)	28,123	28,325,099
1.49%, 05/19/24 (Call 05/19/23)(c)	2,172	2,220,252
2.02%, 02/13/26 (Call 02/13/25)(a)(c)	26,880	27,792,346
2.46%, 10/22/25 (Call 10/22/24)(c)	21,584	22,827,786
2.50%, 10/21/22 (Call 10/21/21)(a)	16,869	17,102,180
2.82%, 07/21/23 (Call 07/21/22)(c)	8,643	8,927,930
2.88%, 04/24/23 (Call 04/24/22)(c)	17,736	18,242,688

94	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 12/20/23 (Call 12/20/22)(c)	$44,302	$46,302,678
3.09%, 10/01/25 (Call 10/01/24)(a)(c)	13,642	14,718,306
3.30%, 01/11/23(a)	28,061	29,631,635
3.37%, 01/23/26 (Call 01/23/25)(c)	17,558	19,097,008
3.46%, 03/15/25 (Call 03/15/24)(c)	20,012	21,630,585
3.55%, 03/05/24 (Call 03/05/23)(c)	29,381	31,150,542
3.86%, 07/23/24 (Call 07/23/23)(a)(c)	24,381	26,265,834
3.88%, 08/01/25	9,220	10,311,613
4.00%, 04/01/24	20,382	22,426,152
4.00%, 01/22/25	16,529	18,303,571
4.10%, 07/24/23(a)	9,986	10,865,724
4.13%, 01/22/24(a)	12,881	14,195,570
4.20%, 08/26/24(a)	23,729	26,338,684
Series L, 3.95%, 04/21/25	24,782	27,426,925
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	26,006	28,216,510
Bank of China Ltd., 5.00%, 11/13/24(b)	21,663	24,376,231
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	4,789	5,234,760
Bank of Montreal 0.45%, 12/08/23(a)	1,954	1,958,759
0.95%, 01/22/27 (Call 01/22/26)(c)	50	49,221
1.85%, 05/01/25(a)	3,330	3,440,081
2.05%, 11/01/22	7,267	7,473,359
2.35%, 09/11/22(a)	9,546	9,855,221
2.50%, 06/28/24	13,655	14,488,416
2.55%, 11/06/22 (Call 10/06/22)(a)	6,102	6,322,051
2.90%, 03/26/22(a)	18,566	19,092,045
4.34%, 10/05/28 (Call 10/05/23)(c)	5,277	5,746,413
4.80%, (Call 08/25/24)(a)(c)(d)	6,532	6,834,105
Series E, 3.30%, 02/05/24(a)	22,815	24,582,377
Bank of New York Mellon Corp. (The) 0.35%, 12/07/23 (Call 11/07/23)(a)	724	725,016
0.75%, 01/28/26 (Call 12/28/25)(a)	589	582,442
1.60%, 04/24/25 (Call 03/24/25)	5,984	6,155,707
1.85%, 01/27/23 (Call 01/02/23)(a)	4,532	4,657,287
1.95%, 08/23/22(a)	4,172	4,278,228
2.10%, 10/24/24(a)	9,155	9,662,734
2.20%, 08/16/23 (Call 06/16/23)(a)	12,560	13,103,533
2.66%, 05/16/23 (Call 05/16/22)(a)(c)	9,212	9,468,738
2.95%, 01/29/23 (Call 12/29/22)	10,675	11,187,674
3.25%, 09/11/24 (Call 08/11/24)(a)	3,415	3,726,459
3.40%, 05/15/24 (Call 04/15/24)(a)	4,022	4,382,576
3.45%, 08/11/23	3,110	3,348,543
3.50%, 04/28/23	15,270	16,310,772
3.95%, 11/18/25 (Call 10/18/25)(a)	895	1,014,645
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	7,193	7,833,646
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a)	4,667	5,037,936
Bank of New Zealand 2.00%, 02/21/25(a)(b)	10,875	11,307,196
3.50%, 02/20/24(b)	9,115	9,881,194
Bank of Nova Scotia (The) 0.55%, 09/15/23(a)	1,322	1,327,556
0.80%, 06/15/23(a)	1,430	1,443,876
1.05%, 03/02/26	6,300	6,247,748
1.30%, 06/11/25(a)	4,714	4,750,725
1.63%, 05/01/23	9,219	9,468,460
1.95%, 02/01/23	11,867	12,238,633
2.00%, 11/15/22(a)	11,749	12,076,947
2.20%, 02/03/25	13,504	14,113,799
2.38%, 01/18/23(a)	10,005	10,381,227

Security	Par (000)	Value

Banks (continued)
2.45%, 09/19/22(a)	$5,222	$5,397,404
2.70%, 03/07/22	9,941	10,187,324
3.40%, 02/11/24	13,233	14,321,498
4.50%, 12/16/25(a)	5,075	5,827,199
4.65%, (Call 10/12/22)(a)(c)(d)	8,884	8,895,016
4.90%, (Call 06/04/25)(a)(c)(d)	16,240	17,414,152
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	983	1,118,571
Banque Federative du Credit Mutuel SA 0.65%, 02/27/24(b)	3,603	3,602,329
2.13%, 11/21/22(b)	3,058	3,152,441
2.38%, 11/21/24(a)(b)	9,469	10,001,491
2.70%, 07/20/22(b)	128	132,186
3.75%, 07/20/23(b)	7,561	8,152,767
Barclays Bank PLC 1.70%, 05/12/22 (Call 04/12/22)	8,527	8,656,767
3.75%, 05/15/24	1,219	1,339,378
Barclays PLC 1.01%, 12/10/24 (Call 12/10/23)(c)	3,125	3,140,997
2.85%, 05/07/26 (Call 05/07/25)(a)(c)	31,646	33,390,071
3.65%, 03/16/25(a)	10,885	11,797,860
3.68%, 01/10/23 (Call 01/10/22)(a)	5,711	5,864,238
3.93%, 05/07/25 (Call 05/07/24)(c)	17,125	18,647,582
4.34%, 05/16/24 (Call 05/16/23)(c)	18,436	19,856,129
4.38%, 09/11/24(a)	5,897	6,489,218
4.38%, 01/12/26	9,698	10,973,077
4.61%, 02/15/23 (Call 02/15/22)(a)(c)	22,562	23,423,409
BBVA Bancomer SA/Texas 1.88%, 09/18/25(a)(b)	5,400	5,444,550
4.38%, 04/10/24(b)	200	217,702
BBVA USA 2.88%, 06/29/22 (Call 05/29/22)	425	438,326
3.88%, 04/10/25 (Call 03/10/25)(a)	1,051	1,164,204
2.50%, 08/27/24 (Call 07/27/24)(a)	8,698	9,186,723
BNP Paribas SA 1.32%, 01/13/27 (Call 01/13/26)(b)(c)	9,739	9,646,533
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	18,191	18,855,307
2.82%, 11/19/25 (Call 11/19/24)(b)(c)	21,142	22,466,098
2.95%, 05/23/22(b)	3,046	3,143,843
3.25%, 03/03/23(a)	10,444	11,074,517
3.38%, 01/09/25(a)(b)	26,087	28,247,583
3.50%, 03/01/23(b)	14,379	15,235,667
3.80%, 01/10/24(a)(b)	4,657	5,047,511
4.25%, 10/15/24(a)	6,848	7,683,825
4.38%, 09/28/25(a)(b)	4,487	5,028,831
4.71%, 01/10/25 (Call 01/10/24)(b)(c)	19,953	22,122,203
BNZ International Funding Ltd./London 2.65%, 11/03/22(a)(b)	3,056	3,173,989
3.38%, 03/01/23(a)(b)	7,292	7,718,272
BPCE SA 1.00%, 01/20/26(b)	6,005	5,944,958
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	11,700	11,791,420
2.38%, 01/14/25(a)(b)	18,074	18,872,984
2.75%, 01/11/23(b)	7,023	7,324,197
3.00%, 05/22/22(b)	14,216	14,674,651
4.00%, 09/12/23(b)	3,158	3,422,337
4.00%, 04/15/24	12,441	13,700,167
4.50%, 03/15/25(a)(b)	7,371	8,254,641
4.63%, 07/11/24(a)(b)	3,142	3,497,999
5.15%, 07/21/24(b)	20,183	22,856,478
5.70%, 10/22/23(b)	2,147	2,411,122

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce 0.50%, 12/14/23(a)	$8,953	$8,961,315
0.95%, 06/23/23	12,228	12,368,193
0.95%, 10/23/25	7,202	7,149,428
2.25%, 01/28/25(a)	13,389	13,992,003
2.55%, 06/16/22(a)	12,648	13,027,446
2.61%, 07/22/23 (Call 07/22/22)(c)	9,165	9,449,576
3.10%, 04/02/24(a)	11,871	12,736,478
3.50%, 09/13/23(a)	12,070	13,022,546
Capital One N.A., 2.15%, 09/06/22 (Call 08/06/22)	2,547	2,613,091
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(c)	354	372,585
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	26,572	28,905,389
Citigroup Inc. 0.78%, 10/30/24 (Call 10/30/23)(a)(c)	7,274	7,311,426
1.12%, 01/28/27 (Call 01/28/26)(c)	12,800	12,629,950
1.68%, 05/15/24 (Call 05/15/23)(a)(c)	4,608	4,721,899
2.70%, 10/27/22 (Call 09/27/22)	8,617	8,937,649
2.75%, 04/25/22 (Call 03/25/22)	16,587	17,013,395
2.88%, 07/24/23 (Call 07/24/22)(c)	24,819	25,641,323
3.11%, 04/08/26 (Call 04/08/25)(a)(c)	45,621	49,052,761
3.14%, 01/24/23 (Call 01/24/22)(c)	24,557	25,156,495
3.30%, 04/27/25(a)	9,716	10,641,464
3.35%, 04/24/25 (Call 04/24/24)(c)	20,795	22,456,841
3.38%, 03/01/23(a)	210	222,272
3.50%, 05/15/23	10,229	10,879,449
3.70%, 01/12/26(a)	8,907	9,930,055
3.75%, 06/16/24(a)	6,387	7,040,511
3.88%, 10/25/23(a)	4,871	5,306,954
3.88%, 03/26/25	8,471	9,318,738
4.00%, 08/05/24(a)	3,613	3,980,057
4.04%, 06/01/24 (Call 06/01/23)(c)	23,005	24,808,969
4.05%, 07/30/22	16,123	16,924,962
4.40%, 06/10/25	25,532	28,676,592
5.50%, 09/13/25(a)	1,852	2,189,979
Citizens Bank N.A./Providence RI 2.25%, 04/28/25 (Call 03/28/25)	3,116	3,265,618
2.65%, 05/26/22 (Call 04/26/22)(a)	2,244	2,302,364
3.70%, 03/29/23 (Call 02/28/23)(a)	10,037	10,685,166
3.75%, 02/18/26 (Call 11/18/25)	2,178	2,447,196
Comerica Bank 2.50%, 07/23/24(a)	6,713	7,158,675
4.00%, 07/27/25(a)	875	971,329
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	12,993	13,972,525
Commonwealth Bank of Australia 2.50%, 09/18/22(a)(b)	6,129	6,347,030
2.75%, 03/10/22(a)(b)	4,123	4,228,268
3.35%, 06/04/24(b)	200	217,680
3.45%, 03/16/23(b)	223	237,210
4.50%, 12/09/25(a)(b)	1,279	1,455,704
Cooperatieve Rabobank U.A. 3.95%, 11/09/22(a)	8,125	8,581,358
4.38%, 08/04/25(a)	5,394	6,094,695
4.63%, 12/01/23	13,748	15,208,298
Cooperatieve Rabobank U.A./New York 0.38%, 01/12/24	500	500,558
2.75%, 01/10/23(a)	10,427	10,893,876
3.38%, 05/21/25	3,139	3,452,618
Cooperatieve Rabobank UA 1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	16,953	16,850,304
1.11%, 02/24/27 (Call 02/24/26)(b)(c)	10,500	10,432,860

Security	Par (000)	Value

Banks (continued)
1.34%, 06/24/26 (Call 06/24/25)(a)(b)(c)	$3,228	$3,249,222
2.63%, 07/22/24(a)(b)	14,730	15,648,431
3.88%, 09/26/23(b)	8,737	9,485,596
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	11,716	12,117,273
Credit Agricole SA 1.25%, 01/26/27 (Call 01/26/26)(b)(c)	319	315,900
4.38%, 03/17/25(a)(b)	5,403	5,970,044
Credit Agricole SA/London 1.91%, 06/16/26 (Call 06/16/25)(b)(c)	21,263	21,825,951
2.38%, 01/22/25(b)	369	386,975
3.25%, 10/04/24(b)	20,990	22,736,251
3.75%, 04/24/23(a)(b)	10,842	11,589,369
3.88%, 04/15/24(a)(b)	1,400	1,541,518
Credit Suisse AG/New York NY 0.50%, 02/02/24	8,325	8,320,223
1.00%, 05/05/23	12,461	12,626,056
2.80%, 04/08/22	14,107	14,495,701
2.95%, 04/09/25	16,832	18,197,649
3.63%, 09/09/24	13,465	14,805,090
Credit Suisse Group AG 1.31%, 02/02/27 (Call 02/02/26)(b)(c)	19,910	19,626,584
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	27,510	28,447,637
2.59%, 09/11/25 (Call 09/11/24)(b)(c)	158	166,196
3.00%, 12/14/23 (Call 12/14/22)(b)(c)	12,040	12,557,842
3.57%, 01/09/23 (Call 01/09/22)(b)	10,899	11,182,248
3.75%, 03/26/25	13,165	14,426,760
3.80%, 06/09/23	18,856	20,218,656
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	8,215	8,863,993
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	14,188	14,898,677
Danske Bank A/S 1.23%, 06/22/24 (Call 06/22/23)(b)	6,347	6,430,345
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	10,620	10,622,705
2.70%, 03/02/22(b)	8,562	8,755,526
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	5,365	5,759,753
3.88%, 09/12/23(a)(b)	7,803	8,396,261
5.00%, 01/12/23 (Call 01/12/22)(b)(c)	4,463	4,620,710
5.38%, 01/12/24(b)	16,738	18,814,123
Danske Bank AS, 1.17%, 12/08/23 (Call 12/08/22)(a)(b)(c)	399	401,409
DBS Group Holdings Ltd. 2.85%, 04/16/22(a)(b)	5,520	5,669,662
4.52%, 12/11/28 (Call 12/11/23)(b)(c)	118	128,495
Deutsche Bank AG, 4.10%, 01/13/26(a)	952	1,044,022
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	5,347	5,763,813
Deutsche Bank AG/New York NY 2.13%, 11/24/26 (Call 11/24/25)(a)(c)	16,571	16,758,786
2.22%, 09/18/24 (Call 09/18/23)(a)(c)	21,537	22,162,902
3.30%, 11/16/22	4,284	4,466,786
3.70%, 05/30/24	3,864	4,157,477
3.95%, 02/27/23	17,711	18,779,613
3.96%, 11/26/25 (Call 11/26/24)(c)	15,614	17,045,586
4.10%, 01/13/26(a)	250	273,484
Discover Bank 2.45%, 09/12/24 (Call 08/12/24)	8,295	8,751,292
3.35%, 02/06/23 (Call 01/06/23)(a)	16,279	17,135,681
4.20%, 08/08/23(a)	5,811	6,315,349
4.68%, 08/09/28 (Call 08/09/23)(c)	2,711	2,899,415
DNB Bank ASA 1.13%, 09/16/26 (Call 09/16/25)(b)(c)	603	601,110

96	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.15%, 12/02/22(a)(b)	$4,297	$4,434,500
Federation des Caisses Desjardins du Quebec, 2.05%, 02/10/25(a)(b)	7,967	8,266,230
Fifth Third Bancorp. 1.63%, 05/05/23 (Call 04/05/23)(a)	3,240	3,321,445
2.38%, 01/28/25 (Call 12/28/24)	6,275	6,583,781
2.60%, 06/15/22 (Call 05/15/22)	6,010	6,174,568
3.50%, 03/15/22 (Call 02/15/22)(a)	2,653	2,733,671
3.65%, 01/25/24 (Call 12/25/23)	18,778	20,362,773
4.30%, 01/16/24 (Call 12/16/23)	5,625	6,182,768
Fifth Third Bank NA 1.80%, 01/30/23 (Call 12/30/22)(a)	7,576	7,793,957
3.95%, 07/28/25 (Call 06/28/25)	7,083	7,978,618
First Horizon Corp. 3.55%, 05/26/23 (Call 04/26/23)	834	883,097
4.00%, 05/26/25 (Call 04/26/25)(a)	2,022	2,243,755
First Republic Bank/CA 1.91%, 02/12/24 (Call 02/12/23)(a)(c)	1,824	1,873,434
2.50%, 06/06/22 (Call 05/06/22)	4,192	4,295,449
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)(a)	2,916	2,971,507
Fulton Financial Corp., 4.50%, 11/15/24(a)	1,618	1,790,374
Goldman Sachs Group Inc. (The) 0.48%, 01/27/23 (Call 01/27/22)	389	389,079
0.63%, 11/17/23 (Call 11/17/22)(c)	1,430	1,434,411
0.86%, 02/12/26 (Call 02/12/25)(c)	10,095	10,010,112
1.09%, 12/09/26 (Call 12/09/25)(a)(c)	10,326	10,247,232
2.91%, 06/05/23 (Call 06/05/22)(a)(c)	23,256	23,962,070
2.91%, 07/24/23 (Call 07/24/22)(c)	23,742	24,541,882
3.00%, 04/26/22 (Call 04/26/21)	30,750	30,870,220
3.20%, 02/23/23 (Call 01/23/23)	19,896	20,922,954
3.27%, 09/29/25 (Call 09/29/24)(c)	26,781	29,038,451
3.50%, 01/23/25 (Call 10/23/24)(a)	16,061	17,458,315
3.50%, 04/01/25 (Call 03/01/25)	30,168	32,994,730
3.63%, 01/22/23(a)	22,781	24,151,196
3.63%, 02/20/24 (Call 01/20/24)	15,337	16,624,969
3.75%, 05/22/25 (Call 02/22/25)	20,532	22,682,355
3.75%, 02/25/26 (Call 11/25/25)	6,650	7,411,408
3.85%, 07/08/24 (Call 04/08/24)	10,570	11,578,472
4.00%, 03/03/24(a)	27,529	30,268,109
4.25%, 10/21/25	10,388	11,716,266
HSBC Bank PLC, 7.65%, 05/01/25(a)	1,523	1,861,960
HSBC Holdings PLC 1.65%, 04/18/26 (Call 04/18/25)(c)	17,472	17,668,660
2.10%, 06/04/26 (Call 06/04/25)(a)(c)	20,608	21,248,017
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	25,253	26,717,678
3.03%, 11/22/23 (Call 11/22/22)(c)	7,257	7,569,546
3.26%, 03/13/23 (Call 03/13/22)(a)(c)	31,380	32,309,759
3.60%, 05/25/23	6,716	7,193,745
3.80%, 03/11/25 (Call 03/11/24)(c)	12,292	13,345,042
3.95%, 05/18/24 (Call 05/18/23)(a)(c)	28,475	30,596,167
4.25%, 03/14/24	14,817	16,206,393
4.25%, 08/18/25	6,731	7,504,517
4.29%, 09/12/26 (Call 09/12/25)(c)	15,523	17,394,219
HSBC USA Inc., 3.50%, 06/23/24(a)	4,079	4,427,937
Huntington Bancshares Inc./OH 2.63%, 08/06/24 (Call 07/06/24)	12,401	13,187,147
4.00%, 05/15/25 (Call 04/15/25)(a)	5,602	6,276,630
4.35%, 02/04/23	3,949	4,220,815
Huntington National Bank (The) 1.80%, 02/03/23 (Call 01/03/23)(a)	4,120	4,230,154

Security	Par (000)	Value

Banks (continued)
2.50%, 08/07/22 (Call 07/07/22)	$3,331	$3,429,329
3.13%, 04/01/22 (Call 03/01/22)(a)	2,114	2,173,191
3.55%, 10/06/23 (Call 09/06/23)	2,899	3,130,795
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)(b)	19,924	22,433,253
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	8,104	8,395,825
ING Groep NV 1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	10,362	10,399,761
3.15%, 03/29/22(a)	13,213	13,622,708
3.55%, 04/09/24(a)	8,696	9,460,854
4.10%, 10/02/23	20,869	22,776,449
4.63%, 01/06/26(b)	4,952	5,716,755
Intesa Sanpaolo SpA 3.13%, 07/14/22(b)	8,912	9,186,746
3.38%, 01/12/23(a)(b)	17,325	18,116,052
5.25%, 01/12/24(a)	321	358,709
JPMorgan Chase & Co. 0.65%, 09/16/24 (Call 09/16/23)(a)(c)	6,754	6,795,917
1.04%, 02/04/27 (Call 02/04/26)(c)	10,057	9,918,427
1.05%, 11/19/26 (Call 11/19/25)(c)	16,564	16,395,874
1.51%, 06/01/24 (Call 06/01/23)(a)(c)	9,627	9,854,035
2.01%, 03/13/26 (Call 03/13/25)(a)(c)	41,962	43,498,207
2.08%, 04/22/26 (Call 04/22/25)(a)(c)	30,990	32,180,166
2.30%, 10/15/25 (Call 10/15/24)(c)	22,369	23,514,736
2.70%, 05/18/23 (Call 03/18/23)(a)	10,817	11,341,127
2.78%, 04/25/23 (Call 04/25/22)(c)	11,681	11,996,796
2.97%, 01/15/23 (Call 01/15/22)(a)	13,753	14,080,047
3.13%, 01/23/25 (Call 10/23/24)	22,115	23,858,540
3.20%, 01/25/23(a)	23,544	24,834,939
3.21%, 04/01/23 (Call 04/01/22)(a)(c)	21,523	22,189,495
3.22%, 03/01/25 (Call 03/01/24)(c)	24,854	26,674,584
3.25%, 09/23/22	14,326	14,990,489
3.38%, 05/01/23(a)	10,288	10,931,896
3.56%, 04/23/24 (Call 04/23/23)(a)(c)	25,512	27,172,140
3.63%, 05/13/24(a)	10,808	11,853,065
3.80%, 07/23/24 (Call 07/23/23)(c)	13,962	15,049,865
3.88%, 02/01/24	12,511	13,718,758
3.88%, 09/10/24	20,778	22,914,016
3.90%, 07/15/25 (Call 04/15/25)(a)	5,800	6,460,503
3.96%, 01/29/27 (Call 01/29/26)(a)(c)	10,701	12,037,063
4.02%, 12/05/24 (Call 12/05/23)(c)	29,368	32,142,194
KEB Hana Bank, 3.50%, 01/30/24(a)(b)	5,000	5,395,447
KeyBank N.A./Cleveland OH 1.25%, 03/10/23	1,848	1,882,193
2.30%, 09/14/22	8,704	8,978,961
2.40%, 06/09/22	2,424	2,490,317
3.30%, 06/01/25	4,937	5,423,734
3.38%, 03/07/23	7,912	8,394,742
KeyBank NA/Cleveland OH, 0.42%, 01/03/24 (Call 01/03/23)(c)	3,105	3,112,471
KeyCorp, 4.15%, 10/29/25	2,499	2,847,015
Kookmin Bank, 1.75%, 05/04/25(b)	5,000	5,114,400
Lloyds Bank PLC 2.25%, 08/14/22(a)	419	430,559
3.50%, 05/14/25(a)	130	142,793
Lloyds Banking Group PLC 1.33%, 06/15/23 (Call 06/15/22)(a)(c)	1,875	1,894,236
2.44%, 02/05/26 (Call 02/05/25)(a)(c)	32,637	34,081,262
2.86%, 03/17/23 (Call 03/17/22)(c)	16,523	16,928,296

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.91%, 11/07/23 (Call 11/07/22)(a)(c)	$22,179	$23,031,796
3.87%, 07/09/25 (Call 07/09/24)(c)	20,690	22,679,130
3.90%, 03/12/24(a)	9,978	10,918,621
4.05%, 08/16/23	14,249	15,459,007
4.45%, 05/08/25	23,609	26,675,111
4.50%, 11/04/24	24,777	27,688,367
4.58%, 12/10/25	30,659	34,702,831
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	9,163	9,845,322
Macquarie Bank Ltd. 0.44%, 12/16/22(a)(b)	640	641,170
2.10%, 10/17/22(a)(b)	10,928	11,233,539
2.30%, 01/22/25(a)(b)	14,379	15,051,318
3.90%, 01/15/26(b)	795	898,093
4.00%, 07/29/25(a)(b)	851	953,003
4.88%, 06/10/25(a)(b)	989	1,111,860
Macquarie Group Ltd. 3.19%, 11/28/23 (Call 11/28/22)(b)(c)	17,482	18,262,824
4.15%, 03/27/24 (Call 03/27/23)(b)(c)	4,546	4,872,732
Manufacturers & Traders Trust Co. 2.50%, 05/18/22 (Call 04/18/22)	2,802	2,872,602
2.90%, 02/06/25 (Call 01/06/25)(a)	3,665	3,957,131
Mitsubishi UFJ Financial Group Inc. 0.85%, 09/15/24 (Call 09/15/23)(c)	2,160	2,175,516
1.41%, 07/17/25(a)	11,395	11,491,820
2.19%, 02/25/25	29,426	30,608,648
2.53%, 09/13/23(a)	1,871	1,971,916
2.62%, 07/18/22	8,224	8,479,170
2.67%, 07/25/22(a)	25,065	25,875,215
2.80%, 07/18/24	17,062	18,219,837
2.95%, 03/01/21	4,605	4,605,000
3.22%, 03/07/22	6,192	6,372,534
3.41%, 03/07/24	12,142	13,117,553
3.46%, 03/02/23(a)	11,266	11,937,724
3.76%, 07/26/23(a)	21,707	23,376,679
3.78%, 03/02/25	1,966	2,164,628
Mizuho Bank Ltd. 2.95%, 10/17/22(a)(b)	2,260	2,352,081
3.50%, 03/21/23(a)(b)	135	143,452
3.60%, 09/25/24(a)(b)	623	684,862
3.75%, 04/16/24(a)(b)	1,342	1,466,721
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	12,360	13,563,726
Mizuho Financial Group Inc. 0.85%, 09/08/24 (Call 09/08/23)(c)	1,867	1,878,999
1.24%, 07/10/24 (Call 07/10/23)(a)(c)	14,210	14,429,735
2.23%, 05/25/26 (Call 05/25/25)(c)	8,177	8,489,340
2.56%, 09/13/25 (Call 09/13/24)(c)	3,694	3,897,438
2.60%, 09/11/22	4,581	4,739,489
2.72%, 07/16/23 (Call 07/16/22)(c)	12,308	12,694,909
2.84%, 07/16/25 (Call 07/16/24)(a)(c)	3,812	4,040,141
3.55%, 03/05/23	12,895	13,711,116
3.92%, 09/11/24 (Call 09/11/23)(a)(c)	16,035	17,354,111
4.35%, 10/20/25(a)(b)	150	167,420
Morgan Stanley 0.53%, 01/25/24 (Call 01/25/23)(c)	30,516	30,531,546
0.56%, 11/10/23 (Call 11/10/22)(a)(c)	24,237	24,270,686
0.99%, 12/10/26 (Call 12/10/25)(c)	20,913	20,663,800
2.19%, 04/28/26 (Call 04/28/25)(c)	32,632	33,979,703
2.72%, 07/22/25 (Call 07/22/24)(c)	29,329	31,180,836
2.75%, 05/19/22	12,108	12,465,574

Security	Par (000)	Value

Banks (continued)
3.13%, 01/23/23(a)	$28,245	$29,684,564
3.70%, 10/23/24	15,150	16,721,106
3.74%, 04/24/24 (Call 04/24/23)(a)(c)	26,682	28,488,012
3.75%, 02/25/23	26,098	27,799,292
3.88%, 01/27/26	22,231	25,027,294
4.00%, 07/23/25	16,174	18,185,751
4.10%, 05/22/23(a)	21,763	23,420,019
4.88%, 11/01/22	13,177	14,127,449
5.00%, 11/24/25(a)	7,644	8,923,273
Series F, 3.88%, 04/29/24	26,829	29,510,315
Series I, 0.86%, 10/21/25 (Call 10/21/24)(a)(c)	8,066	8,075,558
MUFG Americas Holdings Corp. 3.00%, 02/10/25 (Call 01/10/25)	325	348,356
3.50%, 06/18/22	2,238	2,328,686
MUFG Bank Ltd. 3.20%, 02/26/23(b)	519	546,745
3.25%, 09/08/24(a)(b)	978	1,064,356
3.75%, 03/10/24(b)	637	695,594
4.10%, 09/09/23(a)(b)	556	605,467
MUFG Union Bank N.A. 2.10%, 12/09/22 (Call 11/09/22)	5,613	5,777,351
3.15%, 04/01/22 (Call 03/01/22)	17,543	18,032,843
National Australia Bank Ltd./New York 1.88%, 12/13/22	9,458	9,729,672
2.50%, 05/22/22(a)	2,961	3,044,444
2.88%, 04/12/23(a)	1,671	1,759,350
3.00%, 01/20/23(a)	5,071	5,326,432
3.38%, 01/14/26	1,732	1,918,840
3.63%, 06/20/23	7,760	8,330,824
National Bank of Canada 0.55%, 11/15/24 (Call 11/15/23)(a)(c)	2,165	2,166,058
0.90%, 08/15/23 (Call 08/15/22)(a)(c)	2,344	2,361,103
2.10%, 02/01/23(a)	12,604	13,012,408
2.15%, 10/07/22(a)(b)	10,286	10,581,389
National Securities Clearing Corp. 0.40%, 12/07/23 (Call 11/07/23)(a)(b)	854	856,242
0.75%, 12/07/25 (Call 11/07/25)(b)	1,366	1,351,680
1.20%, 04/23/23(a)(b)	10,073	10,248,274
1.50%, 04/23/25 (Call 03/23/25)(b)	7,450	7,589,477
Natwest Group PLC 2.36%, 05/22/24 (Call 05/22/23)(c)	12,706	13,153,661
3.50%, 05/15/23 (Call 05/15/22)(c)	22,526	23,312,277
3.75%, 11/01/29 (Call 11/01/24)(a)(c)	13,486	14,334,194
3.88%, 09/12/23	9,614	10,376,112
4.27%, 03/22/25 (Call 03/22/24)(c)	17,488	19,174,394
4.52%, 06/25/24 (Call 06/25/23)(c)	16,603	18,029,130
5.13%, 05/28/24	15,786	17,664,703
6.00%, 12/19/23	21,124	23,964,222
6.10%, 06/10/23	180	200,107
6.13%, 12/15/22(a)	800	872,726
NatWest Markets PLC 2.38%, 05/21/23(b)	8,684	9,041,282
3.63%, 09/29/22(b)	3,158	3,315,102
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	225	233,055
NongHyup Bank 1.25%, 07/20/25(b)	5,550	5,556,840
2.88%, 07/17/22(a)(b)	8,208	8,463,269
Nordea Bank Abp 0.75%, 08/28/25(a)(b)	7,605	7,533,305

98	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.00%, 06/09/23(a)(b)	$4,384	$4,447,374
3.75%, 08/30/23(a)(b)	10,673	11,540,556
4.25%, 09/21/22(b)	1,555	1,641,360
Northern Trust Corp. 2.38%, 08/02/22	1,884	1,937,961
3.95%, 10/30/25	6,528	7,387,022
Oversea-Chinese Banking Corp. Ltd. 1.83%, 09/10/30 (Call 09/10/25)(a)(b)(c)	15,265	15,276,154
4.25%, 06/19/24(a)(b)	6,163	6,782,177
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)(a)	356	387,203
PNC Bank N.A. 1.74%, 02/24/23 (Call 02/24/22)(c)	1,351	1,368,846
2.45%, 07/28/22 (Call 06/28/22)(a)	756	778,735
2.70%, 11/01/22 (Call 10/01/22)	10,969	11,379,498
2.95%, 01/30/23 (Call 12/30/22)(a)	9,326	9,761,790
2.95%, 02/23/25 (Call 01/24/25)(a)	5,210	5,625,186
3.25%, 06/01/25 (Call 05/02/25)	262	287,279
3.30%, 10/30/24 (Call 09/30/24)(a)	3,334	3,657,920
3.50%, 06/08/23 (Call 05/09/23)	11,363	12,135,630
3.80%, 07/25/23 (Call 06/25/23)(a)	4,047	4,356,977
4.20%, 11/01/25 (Call 10/02/25)(a)	1,792	2,044,017
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)(a)	5,930	6,277,261
2.85%, 11/09/22(a)(e)	4,223	4,408,198
3.30%, 03/08/22 (Call 02/06/22)(a)	2,874	2,955,204
3.50%, 01/23/24 (Call 12/23/23)(a)	17,448	18,935,770
3.90%, 04/29/24 (Call 03/29/24)	7,184	7,882,279
Regions Financial Corp. 2.25%, 05/18/25 (Call 04/18/25)(a)	9,659	10,114,259
3.80%, 08/14/23 (Call 07/14/23)	13,291	14,323,291
Royal Bank of Canada 0.43%, 01/19/24	257	256,304
0.50%, 10/26/23(a)	6,023	6,035,919
0.88%, 01/20/26(a)	10,306	10,195,019
1.15%, 06/10/25	4,938	4,963,863
1.60%, 04/17/23	5,372	5,509,719
1.95%, 01/17/23(a)	10,884	11,210,824
2.25%, 11/01/24	17,368	18,328,007
2.55%, 07/16/24(a)	13,657	14,542,496
2.80%, 04/29/22	13,459	13,853,431
3.70%, 10/05/23(a)	16,084	17,443,088
4.65%, 01/27/26	14,688	17,036,216
Santander Holdings USA Inc. 3.40%, 01/18/23 (Call 12/18/22)	14,464	15,148,271
3.45%, 06/02/25 (Call 05/02/25)(a)	22,966	24,685,890
3.50%, 06/07/24 (Call 05/07/24)	10,676	11,477,979
3.70%, 03/28/22 (Call 02/28/22)(a)	8,284	8,540,392
4.50%, 07/17/25 (Call 04/17/25)	2,790	3,116,328
Santander UK Group Holdings PLC 1.53%, 08/21/26 (Call 08/21/25)(a)(c)	13,074	13,099,565
3.37%, 01/05/24 (Call 01/05/23)(a)(c)	17,288	18,134,684
3.57%, 01/10/23 (Call 01/10/22)	10,734	11,015,742
4.75%, 09/15/25(b)	130	145,380
4.80%, 11/15/24 (Call 11/15/23)(a)(c)	10,314	11,378,887
Santander UK PLC 2.10%, 01/13/23	3,173	3,274,582
2.88%, 06/18/24(a)	6,375	6,830,752
4.00%, 03/13/24(a)	8,553	9,401,109
5.00%, 11/07/23(b)	62	68,124

Security	Par (000)	Value

Banks (continued)
Shinhan Financial Group Co. Ltd. 1.35%, 01/10/26(b)	$43	$42,922
3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	241,761
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(c)	3,688	3,823,709
Skandinaviska Enskilda Banken AB 0.55%, 09/01/23(a)(b)	736	737,207
0.85%, 09/02/25(a)(b)	11,758	11,589,743
2.20%, 12/12/22(a)(b)	6,951	7,173,744
2.80%, 03/11/22(a)	493	505,655
Societe Generale SA 1.38%, 07/08/25(a)(b)	6,317	6,348,031
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	11,551	11,480,039
2.63%, 10/16/24(b)	15,045	15,842,409
2.63%, 01/22/25(a)(b)	22,525	23,593,185
3.88%, 03/28/24(b)	10,520	11,440,354
4.25%, 09/14/23(a)(b)	17,465	19,007,466
4.25%, 04/14/25(a)(b)	15,737	17,196,870
4.75%, 11/24/25(b)	932	1,045,774
5.00%, 01/17/24(b)	4,829	5,313,103
Standard Chartered PLC 0.99%, 01/12/25 (Call 01/12/24)(b)(c)	1,388	1,386,470
1.32%, 10/14/23 (Call 10/14/22)(b)(c)	520	524,763
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	10,000	9,868,408
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	25,359	26,667,966
3.20%, 04/17/25(b)	50	53,466
3.79%, 05/21/25 (Call 05/21/24)(a)(b)(c)	14,068	15,257,486
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(c)	17,300	18,368,009
3.95%, 01/11/23(a)(b)	2,935	3,086,686
4.25%, 01/20/23 (Call 01/20/22)(a)(b)(c)	10,412	10,743,343
5.20%, 01/26/24(a)(b)	1,276	1,410,750
State Bank of India/London 4.38%, 01/24/24(a)(b)	9,475	10,256,308
4.88%, 04/17/24(a)(b)	100	110,526
State Street Corp. 2.35%, 11/01/25 (Call 11/01/24)(a)(c)	11,208	11,903,528
2.65%, 05/15/23 (Call 05/15/22)(c)	5,225	5,371,904
2.90%, 03/30/26 (Call 03/30/25)(c)	14,165	15,275,672
3.10%, 05/15/23(a)	8,485	8,999,937
3.30%, 12/16/24(a)	6,821	7,514,830
3.55%, 08/18/25	6,811	7,577,933
3.70%, 11/20/23(a)	3,240	3,538,737
3.78%, 12/03/24 (Call 12/03/23)(c)	6,893	7,513,922
Sumitomo Mitsui Banking Corp. 3.00%, 01/18/23	215	225,608
3.20%, 07/18/22(a)	1,656	1,719,731
3.40%, 07/11/24	1,787	1,944,943
3.95%, 07/19/23	788	854,855
3.95%, 01/10/24	1,675	1,830,944
Sumitomo Mitsui Financial Group Inc. 0.95%, 01/12/26	1,001	986,529
1.47%, 07/08/25	28,633	29,080,347
2.35%, 01/15/25	10,448	10,932,249
2.45%, 09/27/24	13,662	14,429,231
2.70%, 07/16/24	12,991	13,829,191
2.78%, 07/12/22	7,895	8,158,492
2.78%, 10/18/22	9,583	9,952,167
3.10%, 01/17/23(a)	8,842	9,291,419
3.75%, 07/19/23(a)	17,919	19,321,677
3.94%, 10/16/23	16,539	18,023,313

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.44%, 04/02/24(a)(b)	$2,695	$2,958,762
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 09/12/23(a)(b)	1,620	1,637,040
1.05%, 09/12/25(a)(b)	12,525	12,444,015
Suncorp-Metway Ltd. 2.80%, 05/04/22(b)	1,473	1,517,108
3.30%, 04/15/24(a)(b)	10,414	11,243,780
SVB Financial Group, 3.50%, 01/29/25	421	459,322
Svenska Handelsbanken AB 0.63%, 06/30/23(a)(b)	3,967	3,989,808
3.90%, 11/20/23(a)	10,845	11,878,350
Swedbank AB 0.60%, 09/25/23(a)(b)	5,882	5,893,293
1.30%, 06/02/23(a)(b)	787	801,633
2.80%, 03/14/22(b)	1,566	1,604,738
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	13,149	13,539,441
Synovus Bank/Columbus GA, 2.29%, 02/10/23 (Call 02/10/22)(c)	6,878	6,958,619
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	4,162	4,313,255
Toronto-Dominion Bank (The) 0.25%, 01/06/23	856	855,306
0.45%, 09/11/23	1,386	1,388,701
0.75%, 06/12/23(a)	4,519	4,562,187
0.75%, 09/11/25(a)	3,476	3,429,584
0.75%, 01/06/26	12,933	12,706,103
1.15%, 06/12/25(a)	1,917	1,927,279
1.90%, 12/01/22	15,963	16,423,890
2.65%, 06/12/24(a)	14,789	15,779,925
3.25%, 03/11/24	11,201	12,094,914
3.50%, 07/19/23(a)	19,373	20,846,359
Truist Bank 1.25%, 03/09/23 (Call 02/09/23)	3,817	3,885,423
1.50%, 03/10/25 (Call 02/10/25)	9,208	9,442,940
2.15%, 12/06/24 (Call 11/05/24)	8,818	9,287,471
2.45%, 08/01/22 (Call 07/01/22)	6,049	6,228,052
2.64%, 09/17/29 (Call 09/17/24)(c)	6,333	6,679,226
2.75%, 05/01/23 (Call 04/01/23)	3,910	4,105,606
2.80%, 05/17/22 (Call 04/17/22)	14,741	15,159,424
3.00%, 02/02/23 (Call 01/02/23)(a)	917	961,795
3.20%, 04/01/24 (Call 03/01/24)	17,239	18,587,757
3.63%, 09/16/25 (Call 08/16/25)(a)	4,690	5,214,935
3.69%, 08/02/24 (Call 08/02/23)(a)(c)	1,696	1,827,437
4.05%, 11/03/25 (Call 09/03/25)	1,920	2,176,169
Truist Financial Corp. 1.20%, 08/05/25 (Call 07/06/25)(a)	1,245	1,259,210
2.20%, 03/16/23 (Call 02/13/23)(a)	11,566	11,975,610
2.50%, 08/01/24 (Call 07/01/24)(a)	10,150	10,770,137
2.75%, 04/01/22 (Call 03/01/22)	5,060	5,185,093
2.85%, 10/26/24 (Call 09/26/24)	9,269	9,979,895
3.05%, 06/20/22 (Call 05/20/22)	16,474	17,032,450
3.70%, 06/05/25 (Call 05/05/25)(a)	9,464	10,524,990
3.75%, 12/06/23 (Call 11/06/23)	13,605	14,817,583
3.95%, 03/22/22 (Call 02/22/22)	1,402	1,451,297
4.00%, 05/01/25 (Call 03/01/25)(a)	4,967	5,545,114
U.S. Bancorp. 1.45%, 05/12/25 (Call 04/11/25)	2,491	2,544,488
2.40%, 07/30/24 (Call 06/28/24)	13,324	14,138,049
2.95%, 07/15/22 (Call 06/15/22)(a)	16,168	16,708,718
3.00%, 03/15/22 (Call 02/15/22)	6,878	7,058,831

Security	Par (000)	Value

Banks (continued)
3.38%, 02/05/24 (Call 01/05/24)(a)	$12,085	$13,069,955
3.60%, 09/11/24 (Call 08/11/24)	10,242	11,280,948
3.70%, 01/30/24 (Call 12/29/23)	3,630	3,958,680
3.95%, 11/17/25 (Call 10/17/25)	2,789	3,154,989
U.S. Bank N.A./Cincinnati OH 1.95%, 01/09/23 (Call 12/09/22)	1,110	1,143,277
2.05%, 01/21/25 (Call 12/20/24)	9,950	10,391,402
2.65%, 05/23/22 (Call 04/22/22)	3,989	4,100,171
2.80%, 01/27/25 (Call 12/27/24)	11,550	12,351,504
2.85%, 01/23/23 (Call 12/23/22)(a)	7,123	7,453,789
3.40%, 07/24/23 (Call 06/23/23)	6,730	7,201,591
UBS AG/London 0.45%, 02/09/24(b)	10,115	10,096,817
1.75%, 04/21/22 (Call 03/21/22)(b)	4,784	4,860,284
UBS Group AG 1.01%, 07/30/24 (Call 07/30/23)(b)(c)	16,037	16,173,663
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	20,213	20,144,115
2.86%, 08/15/23 (Call 08/15/22)(b)(c)	19,433	20,101,523
3.49%, 05/23/23 (Call 05/23/22)(b)	19,338	20,049,009
4.13%, 09/24/25(a)(b)	13,328	14,969,277
UniCredit SpA, 2.57%, 09/22/26 (Call 09/22/25)(a)(b)(c)	10,433	10,547,641
United Overseas Bank Ltd., 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	7,844	8,411,745
Wachovia Corp., 6.61%, 10/01/25	200	244,797
Wells Fargo & Co. 1.65%, 06/02/24 (Call 06/02/23)(c)	16,677	17,094,247
2.16%, 02/11/26 (Call 02/11/25)(a)(c)	31,433	32,686,654
2.19%, 04/30/26 (Call 04/30/25)(a)(c)	33,338	34,718,813
2.41%, 10/30/25 (Call 10/30/24)(c)	21,302	22,452,747
2.63%, 07/22/22	20,106	20,747,160
3.00%, 02/19/25(a)	8,311	8,926,139
3.07%, 01/24/23 (Call 01/24/22)	28,447	29,134,594
3.30%, 09/09/24(a)	15,984	17,408,508
3.50%, 03/08/22(a)	10,244	10,582,175
3.55%, 09/29/25	17,286	19,080,484
3.75%, 01/24/24 (Call 12/24/23)	37,801	41,081,963
4.13%, 08/15/23	3,485	3,788,990
4.48%, 01/16/24(a)	3,488	3,864,855
Series M, 3.45%, 02/13/23	46,141	48,887,492
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)(a)	14,733	15,861,891
Westpac Banking Corp. 2.00%, 01/13/23	9,430	9,730,141
2.35%, 02/19/25(a)	11,759	12,393,574
2.50%, 06/28/22	6,704	6,902,333
2.75%, 01/11/23(a)	10,753	11,245,109
2.89%, 02/04/30 (Call 02/04/25)(c)	23,414	24,363,196
3.30%, 02/26/24(a)	6,572	7,105,497
3.65%, 05/15/23	9,928	10,645,308
Woori Bank, 4.75%, 04/30/24(a)(b)	770	855,705

		7,086,876,608

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	22,343	24,784,061
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	6,019	6,661,740
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	26,539	29,627,859
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(a)(b)	5,873	6,602,697

100	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Beam Suntory Inc. 3.25%, 05/15/22 (Call 02/15/22)(a)	$317	$325,242
3.25%, 06/15/23 (Call 03/17/23)	50	52,610
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	958	1,043,913
Coca-Cola Co. (The) 1.75%, 09/06/24(a)	13,586	14,140,818
2.50%, 04/01/23(a)	10,471	10,935,056
2.88%, 10/27/25(a)	2,086	2,272,714
2.95%, 03/25/25(a)	5,205	5,641,987
3.20%, 11/01/23(a)	5,640	6,077,611
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	830	911,362
Constellation Brands Inc. 2.65%, 11/07/22 (Call 10/07/22)(a)	5,115	5,297,847
2.70%, 05/09/22 (Call 04/09/22)(a)	2,840	2,913,203
3.20%, 02/15/23 (Call 01/15/23)(a)	4,765	5,005,290
4.25%, 05/01/23	15,807	17,036,365
4.40%, 11/15/25 (Call 09/15/25)(a)	3,185	3,641,734
4.75%, 11/15/24	4,464	5,097,899
4.75%, 12/01/25	1,253	1,453,032
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	1,666	1,695,663
2.13%, 10/24/24 (Call 09/24/24)(a)	6,306	6,633,387
2.63%, 04/29/23 (Call 01/29/23)(a)	16,753	17,473,642
3.50%, 09/18/23 (Call 08/18/23)(a)	256	275,327
Diageo Investment Corp. 2.88%, 05/11/22(a)	12,147	12,524,776
8.00%, 09/15/22(a)	266	296,915
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	1,500	1,566,240
Heineken NV 2.75%, 04/01/23(a)(b)	12,879	13,439,835
3.40%, 04/01/22(b)	827	852,643
Keurig Dr Pepper Inc. 2.70%, 11/15/22 (Call 08/15/22)	1,436	1,480,959
3.13%, 12/15/23 (Call 10/15/23)(a)	5,401	5,774,728
3.40%, 11/15/25 (Call 08/15/25)(a)	1,570	1,724,875
4.06%, 05/25/23 (Call 04/25/23)(a)	21,973	23,654,484
4.42%, 05/25/25 (Call 03/25/25)	10,459	11,820,056
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	876	906,156
PepsiCo Inc. 0.40%, 10/07/23(a)	1,150	1,154,421
0.75%, 05/01/23(a)	5,079	5,128,105
2.25%, 05/02/22 (Call 04/02/22)	6,555	6,695,330
2.25%, 03/19/25 (Call 02/19/25)	16,643	17,576,009
2.75%, 03/05/22	6,093	6,246,151
2.75%, 03/01/23(a)	11,267	11,839,588
2.75%, 04/30/25 (Call 01/30/25)(a)	7,828	8,409,705
2.85%, 02/24/26 (Call 11/24/25)	1,182	1,284,405
3.10%, 07/17/22 (Call 05/17/22)(a)	7,620	7,881,743
3.50%, 07/17/25 (Call 04/17/25)(a)	4,160	4,600,799
3.60%, 03/01/24 (Call 12/01/23)(a)	5,077	5,537,918
Pernod Ricard SA, 4.25%, 07/15/22(a)(b)	13,047	13,697,193
Suntory Holdings Ltd. 2.25%, 10/16/24 (Call 09/16/24)(b)	9,341	9,786,259
2.55%, 06/28/22 (Call 05/28/22)(b)	2,514	2,578,482

		352,058,834

Security	Par (000)	Value

Biotechnology — 0.8%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	$6,624	$6,865,940
2.25%, 08/19/23 (Call 06/19/23)(a)	4,025	4,189,572
2.65%, 05/11/22 (Call 04/11/22)	13,647	13,955,651
2.70%, 05/01/22 (Call 03/01/22)	6,337	6,467,912
3.13%, 05/01/25 (Call 02/01/25)(a)	5,291	5,713,550
3.63%, 05/15/22 (Call 02/15/22)	9,190	9,450,667
3.63%, 05/22/24 (Call 02/22/24)	14,574	15,865,735
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	6,618	7,355,184
Biogen Inc. 3.63%, 09/15/22	10,263	10,776,161
4.05%, 09/15/25 (Call 06/15/25)	18,107	20,375,955
Gilead Sciences Inc. 0.75%, 09/29/23 (Call 09/30/21)	10,175	10,198,653
1.95%, 03/01/22 (Call 02/01/22)	1,865	1,895,700
2.50%, 09/01/23 (Call 07/01/23)	4,101	4,293,638
3.25%, 09/01/22 (Call 07/01/22)	8,160	8,470,550
3.50%, 02/01/25 (Call 11/01/24)	16,470	17,916,235
3.70%, 04/01/24 (Call 01/01/24)	19,193	20,793,031
Royalty Pharma PLC 0.75%, 09/02/23(b)	4,107	4,119,043
1.20%, 09/02/25 (Call 08/02/25)(b)	12,723	12,659,095

		181,362,272

Building Materials — 0.3%
Boral Finance Pty Ltd., 3.00%, 11/01/22 (Call 10/01/22)(b)	1,659	1,704,821
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	19,614	20,462,792
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	8,691	9,603,422
Fortune Brands Home & Security Inc. 4.00%, 09/21/23 (Call 08/21/23)(a)	7,494	8,132,376
4.00%, 06/15/25 (Call 03/15/25)	1,131	1,253,910
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(a)(e)	417	453,428
3.90%, 02/14/26 (Call 11/14/25)	527	589,493
Lennox International Inc. 1.35%, 08/01/25 (Call 07/01/25)	3,573	3,590,055
3.00%, 11/15/23 (Call 09/15/23)(a)	4,110	4,356,708
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	760	840,351
Masco Corp. 4.45%, 04/01/25 (Call 03/22/21)(a)	5,515	6,236,845
5.95%, 03/15/22	135	142,343
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)(a)	1,101	1,224,865
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	1,725	1,940,290

		60,531,699

Chemicals — 1.4%
Air Liquide Finance SA, 2.25%, 09/27/23 (Call 07/27/23)(b)	7,772	8,104,150
Air Products and Chemicals Inc. 1.50%, 10/15/25 (Call 09/15/25)(a)	5,699	5,827,136
2.75%, 02/03/23	100	104,525
3.35%, 07/31/24 (Call 04/30/24)	1,590	1,726,184
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	3,037	3,379,009
Cabot Corp., 3.70%, 07/15/22	258	267,517
Celanese U.S. Holdings LLC 3.50%, 05/08/24 (Call 04/08/24)	6,316	6,810,183
4.63%, 11/15/22(a)	2,008	2,141,179

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP 3.30%, 05/01/23 (Call 04/01/23)(b)	$1,906	$2,016,682
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	4,478	5,191,164
Dow Chemical Co. (The) 3.50%, 10/01/24 (Call 07/01/24)	7,002	7,613,530
4.55%, 11/30/25 (Call 09/30/25)(a)	1,443	1,656,158
DuPont de Nemours Inc. 2.17%, 05/01/23(a)	15,293	15,368,333
4.21%, 11/15/23 (Call 10/15/23)	26,374	28,908,704
4.49%, 11/15/25 (Call 09/15/25)(a)	9,363	10,720,261
Eastman Chemical Co. 3.60%, 08/15/22 (Call 05/15/22)	7,449	7,734,367
3.80%, 03/15/25 (Call 12/15/24)(a)	6,857	7,516,139
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	7,210	7,410,099
3.25%, 01/14/23 (Call 11/14/22)(a)	2,110	2,207,440
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	8,476	8,690,753
Equate Petrochemical BV, 3.00%, 03/03/22(b)	4,400	4,471,808
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	181	195,896
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(a)(b)	225	235,854
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	7,670	8,118,458
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	636	665,169
LG Chem Ltd., 3.25%, 10/15/24(b)	5,565	6,055,287
Linde Inc./CT 2.20%, 08/15/22 (Call 05/15/22)	4,380	4,481,988
2.65%, 02/05/25 (Call 11/05/24)(a)	1,926	2,044,226
2.70%, 02/21/23 (Call 11/21/22)(a)	693	720,503
3.20%, 01/30/26 (Call 10/30/25)(a)	2,444	2,692,777
LYB International Finance BV, 4.00%, 07/15/23(a)	8,071	8,726,105
LYB International Finance III LLC 1.25%, 10/01/25 (Call 09/01/25)	5,178	5,174,590
2.88%, 05/01/25 (Call 04/01/25)(a)	8,367	8,904,485
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	7,155	8,104,857
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,275	11,398,468
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	6,660	6,948,268
4.25%, 11/15/23 (Call 08/15/23)	3,512	3,820,854
NewMarket Corp., 4.10%, 12/15/22	5,380	5,696,042
Nutrien Ltd. 1.90%, 05/13/23	3,448	3,556,880
3.00%, 04/01/25 (Call 01/01/25)	764	818,592
3.15%, 10/01/22 (Call 07/01/22)	10,195	10,557,781
3.38%, 03/15/25 (Call 12/15/24)	2,911	3,160,046
3.50%, 06/01/23 (Call 03/01/23)	1,939	2,052,417
3.63%, 03/15/24 (Call 12/15/23)(a)	6,321	6,847,362
Nutrition & Biosciences Inc. 0.70%, 09/15/22(b)	1,860	1,867,984
1.23%, 10/01/25 (Call 09/01/25)(a)(b)	8,936	8,897,119
Orbia Advance Corp. SAB de CV, 4.88%, 09/19/22(b)	129	136,353
PPG Industries Inc. 2.40%, 08/15/24 (Call 07/15/24)(a)	6,159	6,481,032
3.20%, 03/15/23 (Call 02/15/23)	5,871	6,175,596
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)(a)	1,049	1,089,086
SABIC Capital II BV, 4.00%, 10/10/23(b)	5,395	5,826,729

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The) 2.75%, 06/01/22 (Call 05/01/22)	$4,073	$4,183,009
3.13%, 06/01/24 (Call 04/01/24)(a)	9,089	9,781,654
3.45%, 08/01/25 (Call 05/01/25)	2,064	2,254,334
3.95%, 01/15/26 (Call 10/15/25)	250	279,612
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(b)	200	219,750
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)(b)	1,662	1,887,507
Syngenta Finance NV 3.13%, 03/28/22	9,313	9,442,112
4.44%, 04/24/23 (Call 03/24/23)(b)	7,506	7,857,546
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	6,086	6,571,292
Westlake Chemical Corp., 3.60%, 07/15/22 (Call 04/15/22)	1,419	1,466,643

		323,259,584

Commercial Services — 0.8%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(b)	5,050	5,323,156
Ashtead Capital Inc., 4.13%, 08/15/25 (Call 03/15/21)(b)	485	497,125
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	6,757	7,497,267
Block Financial LLC 5.25%, 10/01/25 (Call 07/01/25)(a)	1,526	1,724,064
5.50%, 11/01/22 (Call 05/01/22)	3,230	3,411,390
Cintas Corp. No. 2 2.90%, 04/01/22 (Call 03/01/22)(a)	2,291	2,350,474
3.25%, 06/01/22 (Call 03/01/22)	1,262	1,297,618
DP World Crescent Ltd., 3.91%, 05/31/23(a)(b)	12,960	13,643,251
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(a)(b)	4,337	4,576,859
Equifax Inc. 2.60%, 12/01/24 (Call 11/01/24)(a)	5,949	6,330,058
2.60%, 12/15/25 (Call 11/15/25)	1,772	1,880,347
3.30%, 12/15/22 (Call 09/15/22)(a)	1,021	1,065,266
3.95%, 06/15/23 (Call 05/15/23)(a)	1,147	1,233,404
ERAC USA Finance LLC 2.70%, 11/01/23 (Call 09/01/23)(b)	1,583	1,667,525
3.30%, 10/15/22(b)	874	913,839
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	3,955	4,403,931
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	5,710	6,324,670
Global Payments Inc. 2.65%, 02/15/25 (Call 01/15/25)(a)	7,951	8,405,697
3.75%, 06/01/23 (Call 03/01/23)(a)	5,520	5,875,426
4.00%, 06/01/23 (Call 05/01/23)	10,502	11,285,045
IHS Markit Ltd. 3.63%, 05/01/24 (Call 04/01/24)	4,486	4,848,020
4.13%, 08/01/23 (Call 07/01/23)(a)	2,637	2,838,203
4.75%, 02/15/25 (Call 11/15/24)(b)	6,484	7,316,546
5.00%, 11/01/22 (Call 08/01/22)(b)	5,206	5,512,363
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)(a)	13,592	14,113,552
3.75%, 03/24/25 (Call 02/24/25)(a)	3,302	3,649,829
4.50%, 09/01/22 (Call 06/01/22)(a)	9,027	9,467,905
4.88%, 02/15/24 (Call 11/15/23)(a)	2,764	3,075,959
PayPal Holdings Inc. 1.35%, 06/01/23	12,096	12,342,844
1.65%, 06/01/25 (Call 05/01/25)	3,769	3,869,707
2.20%, 09/26/22(a)	10,821	11,130,873

102	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.40%, 10/01/24 (Call 09/01/24)(a)	$9,271	$9,815,048
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	3,728	3,946,675
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	3,830	4,297,040
Verisk Analytics Inc. 4.00%, 06/15/25 (Call 03/15/25)(a)	4,610	5,136,196
4.13%, 09/12/22	755	796,123

		191,863,295

Computers — 2.6%
Apple Inc. 0.55%, 08/20/25 (Call 07/20/25)	11,838	11,679,014
0.70%, 02/08/26 (Call 01/08/26)	10,000	9,879,923
0.75%, 05/11/23	4,751	4,794,044
1.13%, 05/11/25 (Call 04/11/25)	14,601	14,755,530
1.70%, 09/11/22	15,131	15,476,365
1.80%, 09/11/24 (Call 08/11/24)	11,318	11,829,929
2.10%, 09/12/22 (Call 08/12/22)	6,322	6,485,048
2.30%, 05/11/22 (Call 04/11/22)(a)	10,104	10,338,247
2.40%, 01/13/23 (Call 12/13/22)(a)	4,768	4,950,974
2.40%, 05/03/23	31,596	33,023,409
2.50%, 02/09/25	12,303	13,070,251
2.70%, 05/13/22(a)	7,329	7,542,915
2.75%, 01/13/25 (Call 11/13/24)(a)	9,814	10,501,258
2.85%, 02/23/23 (Call 12/23/22)	21,326	22,314,799
2.85%, 05/11/24 (Call 03/11/24)(a)	19,769	21,174,072
3.00%, 02/09/24 (Call 12/09/23)	15,716	16,825,639
3.20%, 05/13/25	7,237	7,919,888
3.25%, 02/23/26 (Call 11/23/25)	7,747	8,520,886
3.45%, 05/06/24	13,702	14,989,713
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (Call 06/15/24)(b)	11,117	12,158,100
5.45%, 06/15/23 (Call 04/15/23)(b)	24,778	27,179,938
5.85%, 07/15/25 (Call 06/15/25)(b)	11,880	13,983,678
DXC Technology Co. 4.00%, 04/15/23(a)	4,681	4,998,401
4.13%, 04/15/25 (Call 03/15/25)(a)	9,735	10,644,887
4.25%, 04/15/24 (Call 02/15/24)(a)	4,242	4,614,941
4.45%, 09/18/22(a)	1,683	1,770,130
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	4,365	4,327,150
Genpact Luxembourg Sarl 3.38%, 12/01/24 (Call 11/01/24)(a)	3,560	3,870,111
3.70%, 04/01/22 (Call 03/01/22)	1,472	1,506,629
Hewlett Packard Enterprise Co. 1.45%, 04/01/24 (Call 03/01/24)	15,474	15,817,930
2.25%, 04/01/23 (Call 03/01/23)(a)	13,615	14,081,465
4.40%, 10/15/22 (Call 08/15/22)(a)	14,325	15,151,658
4.45%, 10/02/23 (Call 09/02/23)	11,282	12,341,187
4.65%, 10/01/24 (Call 09/01/24)	12,635	14,213,410
4.90%, 10/15/25 (Call 07/15/25)	20,957	24,157,757
HP Inc. 2.20%, 06/17/25 (Call 05/17/25)	17,789	18,575,551
4.05%, 09/15/22(a)	4,033	4,257,285
IBM Credit LLC 2.20%, 09/08/22(a)	720	740,621
3.00%, 02/06/23(a)	13,468	14,176,147
International Business Machines Corp. 1.88%, 08/01/22(a)	14,431	14,812,922
2.85%, 05/13/22	20,654	21,298,074
2.88%, 11/09/22	2,482	2,594,665
3.00%, 05/15/24(a)	18,808	20,228,814
3.38%, 08/01/23(a)	2,397	2,580,081

Security	Par (000)	Value

Computers (continued)
3.45%, 02/19/26	$4,376	$4,843,090
3.63%, 02/12/24(a)	19,562	21,403,679
7.00%, 10/30/25(a)	2,553	3,238,056
Leidos Inc. 2.95%, 05/15/23 (Call 04/15/23)(b)	2,961	3,105,142
3.63%, 05/15/25 (Call 04/15/25)(a)(b)	9,236	10,214,924
NetApp Inc. 1.88%, 06/22/25 (Call 05/22/25)	12,134	12,495,938
3.25%, 12/15/22 (Call 09/15/22)	487	505,383
3.30%, 09/29/24 (Call 07/29/24)	2,947	3,192,734

		585,152,382

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co. 1.95%, 02/01/23(a)	2,482	2,559,841
2.10%, 05/01/23(a)	4,076	4,235,593
2.25%, 11/15/22(a)	6,866	7,100,199
3.25%, 03/15/24(a)	1,811	1,967,168
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	10,895	11,450,348
Procter & Gamble Co. (The) 0.55%, 10/29/25(a)	7,997	7,901,515
2.15%, 08/11/22(a)	11,391	11,715,742
2.70%, 02/02/26	1,861	2,017,185
3.10%, 08/15/23(a)	2,140	2,294,310
Unilever Capital Corp. 0.38%, 09/14/23(a)	845	848,360
2.20%, 05/05/22 (Call 04/05/22)(a)	2,131	2,176,770
2.60%, 05/05/24 (Call 03/05/24)(a)	5,486	5,834,797
3.00%, 03/07/22	4,720	4,850,992
3.10%, 07/30/25(a)	1,856	2,024,889
3.13%, 03/22/23 (Call 02/22/23)(a)	6,553	6,918,255
3.25%, 03/07/24 (Call 02/07/24)(a)	4,064	4,391,745
3.38%, 03/22/25 (Call 01/22/25)	438	479,888

		78,767,597

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	10,022	10,410,419

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 01/30/26 (Call 12/30/25)	5,800	5,670,325
2.88%, 08/14/24 (Call 07/14/24)	6,793	7,075,170
3.15%, 02/15/24 (Call 01/15/24)(a)	3,259	3,422,295
3.30%, 01/23/23 (Call 12/23/22)(a)	6,043	6,283,660
3.50%, 05/26/22 (Call 04/26/22)(a)	4,003	4,122,162
3.50%, 01/15/25 (Call 11/15/24)	4,351	4,604,286
4.13%, 07/03/23 (Call 06/03/23)(a)	18,007	19,153,762
4.45%, 10/01/25 (Call 08/01/25)(a)	586	640,865
4.50%, 09/15/23 (Call 08/15/23)(a)	1,679	1,812,992
4.63%, 07/01/22(a)	2,531	2,650,083
4.88%, 01/16/24 (Call 12/16/23)(a)	2,265	2,472,077
6.50%, 07/15/25 (Call 06/15/25)(a)	17,375	20,368,788
Affiliated Managers Group Inc., 4.25%, 02/15/24	265	291,410
AIG Global Funding 0.45%, 12/08/23(a)(b)	1,861	1,862,646
0.80%, 07/07/23(b)	1,000	1,009,207
0.90%, 09/22/25(b)	14,938	14,803,017
2.30%, 07/01/22(a)(b)	4,430	4,545,301
Air Lease Corp. 0.70%, 02/15/24 (Call 01/15/24)	49	48,554

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.25%, 01/15/23(a)	$7,278	$7,471,511
2.30%, 02/01/25 (Call 01/01/25)	3,153	3,221,822
2.63%, 07/01/22 (Call 06/01/22)(a)	6,240	6,392,740
2.75%, 01/15/23 (Call 12/15/22)(a)	2,557	2,644,513
2.88%, 01/15/26 (Call 12/15/25)	475	494,371
3.00%, 09/15/23 (Call 07/15/23)(a)	3,463	3,632,914
3.25%, 03/01/25 (Call 01/01/25)	2,249	2,380,533
3.38%, 07/01/25 (Call 06/01/25)	9,738	10,352,122
3.88%, 07/03/23 (Call 06/03/23)(a)	9,884	10,543,046
4.25%, 02/01/24 (Call 01/01/24)(a)	8,337	9,093,837
4.25%, 09/15/24 (Call 06/15/24)(a)	3,657	4,017,274
Aircastle Ltd. 4.13%, 05/01/24 (Call 02/01/24)(a)	4,686	4,951,605
4.40%, 09/25/23 (Call 08/25/23)(a)	6,958	7,379,260
5.00%, 04/01/23	4,394	4,703,280
5.25%, 08/11/25 (Call 07/11/25)(b)	6,423	7,032,736
Ally Financial Inc. 1.45%, 10/02/23 (Call 09/02/23)(a)	11,882	12,081,973
3.05%, 06/05/23 (Call 05/05/23)	9,850	10,357,359
3.88%, 05/21/24 (Call 04/21/24)	8,290	9,023,128
4.63%, 05/19/22	3,301	3,464,365
4.63%, 03/30/25(a)	1,880	2,115,360
5.13%, 09/30/24(a)	9,519	10,861,746
5.80%, 05/01/25 (Call 04/01/25)(a)	12,691	14,886,682
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	19,538	20,111,589
2.50%, 07/30/24 (Call 06/30/24)(a)	10,725	11,375,536
2.65%, 12/02/22	13,748	14,304,722
2.75%, 05/20/22 (Call 04/20/22)	17,246	17,727,905
3.00%, 10/30/24 (Call 09/29/24)	16,038	17,351,129
3.40%, 02/27/23 (Call 01/27/23)	18,471	19,535,338
3.40%, 02/22/24 (Call 01/22/24)	14,714	15,927,725
3.63%, 12/05/24 (Call 11/04/24)	6,544	7,239,886
3.70%, 08/03/23 (Call 07/03/23)	8,803	9,478,775
4.20%, 11/06/25 (Call 10/06/25)	3,882	4,438,601
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	5,147	5,261,095
Ameriprise Financial Inc. 3.00%, 03/22/22(a)	6,717	6,907,987
3.00%, 04/02/25 (Call 03/02/25)	8,130	8,720,723
3.70%, 10/15/24(a)	3,729	4,118,827
4.00%, 10/15/23(a)	9,121	9,975,198
Antares Holdings LP, 6.00%, 08/15/23 (Call 07/15/23)(b)	268	278,793
Apollo Management Holdings LP, 4.95%, 01/14/50 (Call 12/17/24)(b)(c)	2,577	2,650,346
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(a)(b)	823	882,592
Aviation Capital Group LLC 1.95%, 01/30/26 (Call 12/30/25)(b)	6,976	6,863,652
3.88%, 05/01/23 (Call 04/01/23)(b)	10,437	10,964,565
4.13%, 08/01/25 (Call 06/01/25)(b)	717	768,113
4.38%, 01/30/24 (Call 12/30/23)(a)(b)	1,268	1,362,085
4.88%, 10/01/25 (Call 07/01/25)(b)	477	525,690
5.50%, 12/15/24 (Call 11/15/24)(a)(b)	11,280	12,709,052
Avolon Holdings Funding Ltd. 2.88%, 02/15/25 (Call 01/15/25)(b)	10,720	10,784,013
3.63%, 05/01/22 (Call 04/01/22)(b)	943	960,609
3.95%, 07/01/24 (Call 06/01/24)(a)(b)	12,940	13,550,602
5.13%, 10/01/23 (Call 09/01/23)(b)	553	593,049

Security	Par (000)	Value

Diversified Financial Services (continued)
5.25%, 05/15/24 (Call 04/15/24)(b)	$1,975	$2,150,468
5.50%, 01/15/23 (Call 12/15/22)(b)	305	323,902
5.50%, 01/15/26 (Call 12/15/25)(b)	8,530	9,439,976
BGC Partners Inc. 3.75%, 10/01/24 (Call 09/01/24)(a)	5,735	6,022,555
4.38%, 12/15/25 (Call 09/15/25)	2,878	3,077,199
5.38%, 07/24/23(a)	4,510	4,924,236
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	160	173,308
BOC Aviation Ltd. 2.75%, 09/18/22 (Call 08/18/22)(b)	1,762	1,798,139
3.25%, 04/29/25 (Call 03/29/25)(b)	10,864	11,400,406
3.50%, 10/10/24 (Call 09/10/24)(b)	8,533	9,114,865
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)(a)	5,331	5,829,469
Cantor Fitzgerald LP 4.88%, 05/01/24 (Call 04/01/24)(a)(b)	3,787	4,211,188
6.50%, 06/17/22(a)(b)	2,137	2,292,552
Capital One Bank USA N.A. 2.01%, 01/27/23 (Call 01/27/22)(c)	2,406	2,440,956
2.28%, 01/28/26 (Call 01/28/25)(c)	6,366	6,575,287
3.38%, 02/15/23	19,891	20,992,641
Capital One Financial Corp. 2.60%, 05/11/23 (Call 04/11/23)	3,176	3,317,368
3.05%, 03/09/22 (Call 02/09/22)(a)	7,094	7,278,056
3.20%, 01/30/23 (Call 12/30/22)	14,733	15,476,093
3.20%, 02/05/25 (Call 01/05/25)	9,805	10,557,570
3.30%, 10/30/24 (Call 09/30/24)	8,017	8,703,816
3.50%, 06/15/23(a)	7,779	8,314,741
3.75%, 04/24/24 (Call 03/24/24)	5,212	5,668,168
3.90%, 01/29/24 (Call 12/29/23)(a)	10,380	11,291,230
4.20%, 10/29/25 (Call 09/29/25)(a)	4,515	5,065,893
4.25%, 04/30/25 (Call 03/31/25)(a)	5,737	6,429,434
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(a)(b)	418	443,017
Charles Schwab Corp. (The) 0.90%, 03/11/26 (Call 02/11/26)(a)	7,605	7,561,054
2.65%, 01/25/23 (Call 12/25/22)(a)	15,877	16,551,666
3.00%, 03/10/25 (Call 12/10/24)	1,415	1,526,119
3.23%, 09/01/22	975	1,017,863
3.45%, 02/13/26 (Call 11/13/25)	1,093	1,214,598
3.55%, 02/01/24 (Call 01/01/24)(a)	7,802	8,485,623
3.85%, 05/21/25 (Call 03/21/25)	7,862	8,779,369
4.20%, 03/24/25 (Call 02/24/25)(a)	7,370	8,303,506
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	5,977	6,784,812
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	15,220	16,624,667
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	5,186	5,541,990
CME Group Inc. 3.00%, 09/15/22(a)	8,333	8,674,643
3.00%, 03/15/25 (Call 12/15/24)	5,623	6,071,103
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)(b)	6,019	6,204,073
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)(a)	164	179,114
3.85%, 11/21/22(a)	3,339	3,530,587
3.95%, 11/06/24 (Call 08/06/24)	3,953	4,344,655
4.50%, 01/30/26 (Call 11/30/25)	4,114	4,683,763
5.20%, 04/27/22	1,027	1,082,578
Eaton Vance Corp., 3.63%, 06/15/23	475	507,930
Franklin Resources Inc., 2.85%, 03/30/25(a)	352	377,867
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(a)(b)	11,802	12,821,105

104	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	$11,933	$13,019,710
International Lease Finance Corp., 5.88%, 08/15/22	6,891	7,391,269
Invesco Finance PLC 3.13%, 11/30/22	1,313	1,375,340
3.75%, 01/15/26	1,955	2,172,085
4.00%, 01/30/24(a)	694	762,851
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	84	95,853
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	4,714	5,138,574
Jefferies Group LLC, 5.13%, 01/20/23	2,054	2,226,779
Lazard Group LLC, 3.75%, 02/13/25	3,181	3,469,425
LeasePlan Corp. NV, 2.88%, 10/24/24(a)(b)	2,531	2,685,228
Legg Mason Inc., 3.95%, 07/15/24(a)	984	1,084,771
Mastercard Inc. 2.00%, 03/03/25 (Call 02/03/25)(a)	11,234	11,776,175
3.38%, 04/01/24(a)	8,881	9,670,792
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.64%, 04/13/25(b)	3,740	4,054,445
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	8,823	9,529,780
Nasdaq Inc. 0.45%, 12/21/22 (Call 12/21/21)	223	223,095
4.25%, 06/01/24 (Call 03/01/24)(a)	3,627	3,991,930
Nomura Holdings Inc. 1.85%, 07/16/25	18,645	19,043,017
2.65%, 01/16/25	17,863	18,817,747
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	13,798	15,440,435
ORIX Corp. 2.90%, 07/18/22(a)	3,341	3,451,341
3.25%, 12/04/24(a)	2,880	3,131,665
4.05%, 01/16/24(a)	7,662	8,351,634
Park Aerospace Holdings Ltd. 4.50%, 03/15/23 (Call 02/15/23)(b)	2,067	2,161,695
5.25%, 08/15/22 (Call 07/15/22)(a)(b)	635	663,845
5.50%, 02/15/24 (Call 01/15/24)(a)(b)	12,120	13,192,118
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	10,000	10,512,700
Raymond James Financial Inc., 5.63%, 04/01/24	118	135,201
REC Ltd. 4.75%, 05/19/23(a)(b)	6,325	6,727,332
5.25%, 11/13/23(a)(b)	6,067	6,615,457
Stifel Financial Corp., 4.25%, 07/18/24(a)	2,410	2,682,650
Synchrony Financial 2.85%, 07/25/22 (Call 06/25/22)	6,124	6,308,470
4.25%, 08/15/24 (Call 05/15/24)	11,474	12,597,596
4.38%, 03/19/24 (Call 02/19/24)(a)	9,273	10,177,803
4.50%, 07/23/25 (Call 04/23/25)	4,769	5,325,680
USAA Capital Corp., 1.50%, 05/01/23(a)(b)	1,215	1,245,786
Visa Inc. 2.15%, 09/15/22 (Call 08/15/22)(a)	6,278	6,452,196
2.80%, 12/14/22 (Call 10/14/22)(a)	18,355	19,117,906
3.15%, 12/14/25 (Call 09/14/25)	12,599	13,842,334
Western Union Co. (The) 1.35%, 03/15/26 (Call 02/15/26)	7,500	7,434,047
2.85%, 01/10/25 (Call 12/10/24)(a)	7,705	8,163,201
3.60%, 03/15/22 (Call 02/15/22)	3,938	4,053,929
4.25%, 06/09/23 (Call 05/09/23)	7,266	7,820,480

		1,079,622,559

Security	Par (000)	Value

Electric — 5.4%
Abu Dhabi National Energy Co. PJSC 3.63%, 01/12/23(a)(b)	$14,740	$15,499,700
4.38%, 04/23/25(b)	14,738	16,545,468
AEP Texas Inc. 2.40%, 10/01/22 (Call 09/01/22)	1,581	1,624,286
3.85%, 10/01/25 (Call 07/01/25)(b)	140	154,087
AES Corp. (The) 1.38%, 01/15/26 (Call 12/15/25)(b)	929	918,686
3.30%, 07/15/25 (Call 06/15/25)(b)	7,073	7,583,415
Alabama Power Co. 2.80%, 04/01/25 (Call 01/01/25)(a)	225	239,194
Series 13-A, 3.55%, 12/01/23(a)	1,795	1,945,285
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)(a)	3,940	4,023,080
Alexander Funding Trust, 1.84%, 11/15/23(b)	115	116,902
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	10,497	11,216,635
Ameren Corp. 2.50%, 09/15/24 (Call 08/15/24)(a)	9,611	10,161,860
3.65%, 02/15/26 (Call 11/15/25)	2,831	3,140,018
Ameren Illinois Co. 2.70%, 09/01/22 (Call 06/01/22)	2,346	2,415,120
3.25%, 03/01/25 (Call 12/01/24)(a)	34	36,766
American Electric Power Co. Inc.
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,879	1,952,444
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	2,221	2,200,958
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	623	676,477
Arizona Public Service Co. 3.15%, 05/15/25 (Call 02/15/25)(a)	1,371	1,483,078
3.35%, 06/15/24 (Call 03/15/24)(a)	365	393,258
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)(a)	7,100	7,682,452
3.20%, 04/15/25 (Call 03/15/25)(a)	8,243	8,906,741
Baltimore Gas & Electric Co. 2.80%, 08/15/22 (Call 05/15/22)(a)	2,626	2,703,246
3.35%, 07/01/23 (Call 04/01/23)(a)	1,928	2,045,766
Berkshire Hathaway Energy Co. 2.80%, 01/15/23 (Call 12/15/22)	12,611	13,149,430
3.50%, 02/01/25 (Call 11/01/24)(a)	3,339	3,638,664
3.75%, 11/15/23 (Call 08/15/23)	5,358	5,798,560
4.05%, 04/15/25 (Call 03/15/25)(a)(b)	17,418	19,413,062
Black Hills Corp. 3.95%, 01/15/26 (Call 07/15/25)	88	98,223
4.25%, 11/30/23 (Call 08/30/23)(a)	398	434,317
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)(a)	1,701	1,741,989
CenterPoint Energy Inc. 2.50%, 09/01/22 (Call 08/01/22)	10,363	10,676,377
2.50%, 09/01/24 (Call 08/01/24)(a)	5,144	5,435,595
3.85%, 02/01/24 (Call 01/01/24)	3,835	4,145,779
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(b)	323	329,924
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	250	288,517
CMS Energy Corp. 3.60%, 11/15/25 (Call 08/15/25)	217	239,139
3.88%, 03/01/24 (Call 12/01/23)	1,379	1,493,872
Comision Federal de Electricidad, 4.88%, 01/15/24(b)	12,167	13,292,569
Connecticut Light & Power Co. (The) 2.50%, 01/15/23 (Call 10/15/22)(a)	2,679	2,774,096

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	$456	$450,515
Consolidated Edison Co. of New York Inc., 3.30%, 12/01/24 (Call 09/01/24)	175	190,970
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 12/01/21)	150	150,083
Consorcio Transmantaro SA, 4.38%, 05/07/23(b)	200	212,152
Consumers Energy Co. 0.35%, 06/01/23 (Call 05/01/23)	685	684,983
3.13%, 08/31/24 (Call 05/31/24)(a)	745	803,723
3.38%, 08/15/23 (Call 05/15/23)(a)	2,628	2,804,028
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	372	400,829
Dominion Energy Inc. 2.45%, 01/15/23(a)(b)	12,270	12,734,573
3.07%, 08/15/24(e)	16,558	17,828,152
3.90%, 10/01/25 (Call 07/01/25)(a)	828	923,983
5.75%, 10/01/54 (Call 10/01/24)(a)(c)	511	559,907
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,993	2,159,675
Series B, 2.75%, 09/15/22 (Call 06/15/22)(a)	3,528	3,637,510
DTE Electric Co. 2.65%, 06/15/22 (Call 03/15/22)	728	744,988
3.38%, 03/01/25 (Call 12/01/24)(a)	1,189	1,293,336
3.65%, 03/15/24 (Call 12/15/23)	149	161,136
DTE Energy Co. 2.25%, 11/01/22(a)	4,258	4,385,530
Series B, 2.60%, 06/15/22(a)	2,277	2,340,820
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,396	2,473,267
Series C, 2.53%, 10/01/24(a)	7,383	7,820,531
Series C, 3.50%, 06/01/24 (Call 03/01/24)	5,874	6,353,688
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	10,182	10,933,432
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	8,179	8,148,702
Series F, 3.85%, 12/01/23 (Call 09/01/23)(a)	2,878	3,111,152
Series H, 0.55%, 11/01/22	1,847	1,850,830
Duke Energy Carolinas LLC 2.50%, 03/15/23 (Call 01/15/23)(a)	5,080	5,275,202
3.05%, 03/15/23 (Call 02/15/23)(a)	1,463	1,540,657
3.35%, 05/15/22(a)	5,557	5,761,462
Duke Energy Corp. 0.90%, 09/15/25 (Call 08/15/25)(a)	7,224	7,148,387
2.40%, 08/15/22 (Call 07/15/22)	4,614	4,740,089
3.05%, 08/15/22 (Call 05/15/22)	12,590	13,002,468
3.75%, 04/15/24 (Call 01/15/24)(a)	10,381	11,282,873
3.95%, 10/15/23 (Call 07/15/23)	7,568	8,178,213
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,044	1,117,480
Duke Energy Progress LLC 2.80%, 05/15/22 (Call 02/15/22)	5,603	5,736,213
3.25%, 08/15/25 (Call 05/15/25)	3,160	3,453,506
3.38%, 09/01/23 (Call 08/01/23)(a)	5,322	5,693,011
Edison International 2.40%, 09/15/22 (Call 08/15/22)	4,286	4,386,045
2.95%, 03/15/23 (Call 01/15/23)	5,185	5,382,618
3.13%, 11/15/22 (Call 10/15/22)(a)	4,755	4,934,353
3.55%, 11/15/24 (Call 10/15/24)(a)	7,998	8,658,086
4.95%, 04/15/25 (Call 03/15/25)	5,994	6,724,341
EDP Finance BV, 3.63%, 07/15/24(b)	10,119	10,971,407
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	3,044	3,367,195
Enel Finance International NV 2.65%, 09/10/24(a)(b)	15,711	16,627,241

Security	Par (000)	Value

Electric (continued)
2.75%, 04/06/23(a)(b)	$9,050	$9,454,268
2.88%, 05/25/22(b)	13,310	13,692,570
4.25%, 09/14/23(b)	18,211	19,841,538
4.63%, 09/14/25(b)	14,091	16,121,667
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	60	64,969
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)(c)	8,121	9,440,662
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	522	575,252
Engie SA, 2.88%, 10/10/22(a)(b)	2,183	2,265,747
Entergy Arkansas LLC 3.05%, 06/01/23 (Call 03/01/23)(a)	399	419,665
3.70%, 06/01/24 (Call 03/01/24)(a)	1,554	1,697,840
Entergy Corp. 0.90%, 09/15/25 (Call 08/15/25)(a)	14,381	14,155,495
4.00%, 07/15/22 (Call 05/15/22)	15,215	15,860,225
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	50	58,620
Entergy Louisiana LLC 0.62%, 11/17/23 (Call 11/17/21)(a)	265	265,581
4.05%, 09/01/23 (Call 06/01/23)(a)	2,816	3,043,808
5.40%, 11/01/24(a)	609	712,512
Entergy Mississippi LLC, 3.10%, 07/01/23 (Call 04/01/23)	1,627	1,715,235
Evergy Inc. 2.45%, 09/15/24 (Call 08/15/24)	10,717	11,301,424
5.29%, 06/15/22 (Call 03/15/22)(a)(e)	2,014	2,111,651
Evergy Kansas Central Inc., 3.25%, 12/01/25 (Call 09/01/25)(a)	208	226,122
Evergy Metro Inc. 3.15%, 03/15/23 (Call 12/15/22)(a)	1,492	1,565,288
3.65%, 08/15/25 (Call 05/15/25)	703	778,622
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)(a)	4,189	4,375,707
Series H, 3.15%, 01/15/25 (Call 10/15/24)	919	987,378
Series K, 2.75%, 03/15/22 (Call 02/15/22)(a)	5,545	5,671,542
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	6,046	6,485,069
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	7,692	8,331,528
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	4,787	4,717,122
Exelon Corp. 3.50%, 06/01/22 (Call 05/01/22)	11,789	12,215,848
3.95%, 06/15/25 (Call 03/15/25)	7,302	8,104,964
Exelon Generation Co. LLC 3.25%, 06/01/25 (Call 05/01/25)(a)	12,069	12,952,025
3.40%, 03/15/22 (Call 02/15/22)	4,111	4,225,681
4.25%, 06/15/22 (Call 03/15/22)	7,560	7,828,124
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)(a)	7,677	7,996,389
2.85%, 04/01/25 (Call 03/01/25)(a)	11,624	12,480,487
3.13%, 12/01/25 (Call 06/01/25)(a)	1,778	1,935,616
3.25%, 06/01/24 (Call 12/01/23)	4,873	5,231,816
Georgia Power Co. 2.85%, 05/15/22	2,105	2,167,128
Series A, 2.10%, 07/30/23	7,624	7,927,283
Series A, 2.20%, 09/15/24 (Call 08/15/24)(a)	10,998	11,526,677
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)(a)	1,156	1,211,623
Interstate Power & Light Co. 3.25%, 12/01/24 (Call 09/01/24)(a)	6,232	6,775,105
3.40%, 08/15/25 (Call 05/15/25)	124	134,880
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	680	738,447

106	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Israel Electric Corp. Ltd. 6.88%, 06/21/23(a)(b)	$3,363	$3,800,001
Series 6, 5.00%, 11/12/24(b)	13,375	15,046,875
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)(a)	6,491	6,731,265
3.65%, 06/15/24 (Call 03/15/24)(a)	1,856	2,013,215
4.05%, 07/01/23 (Call 04/01/23)	470	503,796
Jersey Central Power & Light Co. 4.30%, 01/15/26 (Call 10/15/25)(b)	5,020	5,550,870
4.70%, 04/01/24 (Call 01/01/24)(b)	1,291	1,410,687
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)(a)	297	324,177
Korea East-West Power Co. Ltd. 1.75%, 05/06/25(b)	3,425	3,516,625
2.63%, 06/19/22(b)	2,139	2,198,369
3.88%, 07/19/23(b)	8,867	9,568,604
Korea Electric Power Corp., 2.50%, 06/24/24(b)	1,375	1,457,512
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	6,882	7,146,613
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	610	667,101
Metropolitan Edison Co. 3.50%, 03/15/23 (Call 12/15/22)(b)	100	103,764
4.00%, 04/15/25(b)	451	482,384
MidAmerican Energy Co. 3.50%, 10/15/24 (Call 07/15/24)	3,861	4,237,546
3.70%, 09/15/23 (Call 06/15/23)(a)	2,319	2,490,201
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	1,274	1,368,747
National Rural Utilities Cooperative Finance Corp. 0.35%, 02/08/24	195	194,685
2.30%, 09/15/22 (Call 08/15/22)(a)	2,815	2,894,200
2.40%, 04/25/22 (Call 03/25/22)	2,590	2,647,560
2.70%, 02/15/23 (Call 12/15/22)(a)	1,258	1,308,327
2.85%, 01/27/25 (Call 10/27/24)	3,725	3,984,069
2.95%, 02/07/24 (Call 12/07/23)	4,001	4,265,211
3.25%, 11/01/25 (Call 08/01/25)(a)	1,306	1,427,488
3.40%, 11/15/23 (Call 08/15/23)(a)	1,635	1,757,218
4.75%, 04/30/43 (Call 04/30/23)(a)(c)	1,867	1,942,987
NextEra Energy Capital Holdings Inc. 1.95%, 09/01/22(a)	2,406	2,465,982
2.75%, 05/01/25 (Call 04/01/25)(a)	10,915	11,644,701
2.80%, 01/15/23 (Call 12/15/22)	4,393	4,580,608
2.90%, 04/01/22	7,742	7,957,624
3.15%, 04/01/24 (Call 03/01/24)	15,126	16,229,664
3.63%, 06/15/23 (Call 03/15/23)	370	393,524
Niagara Mohawk Power Corp. 2.72%, 11/28/22(a)(b)	465	482,847
3.51%, 10/01/24 (Call 07/01/24)(b)	485	528,895
Northern States Power Co./MN 2.15%, 08/15/22 (Call 02/15/22)	3,849	3,909,742
2.60%, 05/15/23 (Call 11/15/22)(a)	1,807	1,877,334
NRG Energy Inc. 2.00%, 12/02/25 (Call 11/02/25)(a)(b)	2,023	2,039,947
3.75%, 06/15/24 (Call 05/15/24)(b)	4,675	5,060,524
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)(a)	1,748	1,795,480
3.25%, 11/15/25 (Call 08/15/25)	50	54,752
Oncor Electric Delivery Co. LLC 0.55%, 10/01/25 (Call 09/01/25)(a)(b)	10,761	10,563,404

Security	Par (000)	Value

Electric (continued)
2.75%, 06/01/24 (Call 05/01/24)(a)	$8,377	$8,946,322
2.95%, 04/01/25 (Call 01/01/25)(a)	603	651,144
4.10%, 06/01/22 (Call 03/01/22)(a)	1,325	1,372,748
7.00%, 09/01/22	1,472	1,612,893
Pacific Gas & Electric Co. 1.75%, 06/16/22 (Call 06/16/21)(a)	54,690	54,836,541
3.15%, 01/01/26	407	432,364
3.25%, 06/15/23 (Call 03/15/23)	363	377,557
3.40%, 08/15/24 (Call 05/15/24)	962	1,026,108
3.45%, 07/01/25(a)	6,299	6,767,796
3.50%, 06/15/25 (Call 03/15/25)(a)	5,919	6,346,636
3.75%, 02/15/24 (Call 11/15/23)	433	461,848
3.85%, 11/15/23 (Call 08/15/23)	80	84,991
4.25%, 08/01/23 (Call 07/01/23)	7,239	7,755,421
PacifiCorp 2.95%, 06/01/23 (Call 03/01/23)(a)	780	819,989
3.35%, 07/01/25 (Call 04/01/25)(a)	350	382,336
3.60%, 04/01/24 (Call 01/01/24)(a)	1,292	1,401,638
PECO Energy Co. 2.38%, 09/15/22 (Call 06/15/22)(a)	1,134	1,163,898
3.15%, 10/15/25 (Call 07/15/25)(a)	1,685	1,840,298
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	3,364	3,380,263
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	5,187	5,599,038
PPL Capital Funding Inc. 3.40%, 06/01/23 (Call 03/01/23)(a)	7,175	7,590,778
3.50%, 12/01/22 (Call 09/01/22)(a)	3,278	3,425,751
3.95%, 03/15/24 (Call 12/15/23)(a)	2,007	2,180,397
4.20%, 06/15/22 (Call 03/15/22)	5,057	5,256,747
PPL Electric Utilities Corp., 2.50%, 09/01/22 (Call 06/01/22)(a)	720	739,170
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	7,394	7,562,493
PSEG Power LLC 3.85%, 06/01/23 (Call 05/01/23)(a)	10,395	11,143,113
4.30%, 11/15/23 (Call 08/15/23)	406	441,059
Public Service Co. of Colorado 2.25%, 09/15/22 (Call 03/15/22)(a)	2,464	2,515,571
2.50%, 03/15/23 (Call 09/15/22)(a)	565	581,628
2.90%, 05/15/25 (Call 11/15/24)(a)	1,260	1,341,990
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	326	351,489
Public Service Electric & Gas Co. 2.38%, 05/15/23 (Call 02/15/23)	802	834,336
3.00%, 05/15/25 (Call 02/15/25)(a)	1,234	1,331,284
3.05%, 11/15/24 (Call 08/15/24)(a)	401	432,450
3.25%, 09/01/23 (Call 08/01/23)(a)	4,455	4,753,626
Public Service Electric and Gas Co., Series I, 3.75%, 03/15/24 (Call 12/15/23)	57	61,618
Public Service Enterprise Group Inc. 0.80%, 08/15/25 (Call 07/15/25)(a)	10,879	10,718,957
2.65%, 11/15/22 (Call 10/15/22)(a)	5,520	5,720,647
2.88%, 06/15/24 (Call 05/15/24)	7,056	7,538,135
Puget Energy Inc. 3.65%, 05/15/25 (Call 02/15/25)(a)	2,697	2,940,779
5.63%, 07/15/22 (Call 04/15/22)(a)	726	766,680
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)(a)	848	908,343
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(a)(b)	4,670	4,913,587

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	$9,095	$9,838,971
Sempra Energy 2.88%, 10/01/22 (Call 07/01/22)	9,570	9,873,742
2.90%, 02/01/23 (Call 01/01/23)	3,956	4,132,019
3.55%, 06/15/24 (Call 03/15/24)(a)	9,775	10,609,112
3.75%, 11/15/25 (Call 08/15/25)(a)	733	814,453
4.05%, 12/01/23 (Call 09/01/23)	3,153	3,425,578
Sierra Pacific Power Co., Series T, 3.38%, 08/15/23 (Call 05/15/23)	234	249,087
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	5,935	6,352,619
Series D, 3.40%, 06/01/23 (Call 05/01/23)	4,981	5,268,792
Series E, 3.70%, 08/01/25 (Call 06/01/25)(a)	3,212	3,533,598
Southern Co. (The) 2.95%, 07/01/23 (Call 05/01/23)	15,619	16,445,068
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	10,000	10,440,941
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(c)	2,627	2,713,761
Southern Power Co. 0.90%, 01/15/26 (Call 12/15/25)	121	119,355
4.15%, 12/01/25 (Call 09/01/25)	1,432	1,614,935
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	418	458,006
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(a)(b)	5,351	5,627,587
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	15,321	16,884,632
State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/22(a)(b)	5,180	5,299,221
3.75%, 05/02/23(a)(b)	8,792	9,362,030
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	1,651	1,755,489
Tampa Electric Co., 2.60%, 09/15/22 (Call 06/15/22)(a)	426	437,852
Three Gorges Finance I Cayman Islands Ltd. 1.30%, 09/22/25 (Call 08/22/25)(a)(b)	9,430	9,316,617
3.70%, 06/10/25(b)	1,214	1,312,618
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	395	427,791
Transelec SA 4.25%, 01/14/25 (Call 10/14/24)(b)	125	136,875
4.63%, 07/26/23(b)	120	129,151
Tri-State Generation & Transmission Association Inc., 3.70%, 11/01/24 (Call 08/01/24)(a)	481	525,016
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	1,187	1,272,118
Virginia Electric & Power Co. 3.45%, 09/01/22 (Call 06/01/22)(a)	249	258,418
3.45%, 02/15/24 (Call 11/15/23)(a)	1,788	1,924,005
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	2,788	2,999,550
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	2,972	3,241,551
Series C, 2.75%, 03/15/23 (Call 12/15/22)(a)	12,033	12,547,398
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(a)(b)	13,235	14,232,024
WEC Energy Group Inc. 0.55%, 09/15/23(a)	3,300	3,311,557
3.55%, 06/15/25 (Call 03/15/25)	4,187	4,591,566
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)(a)	2,965	3,122,402
Wisconsin Power & Light Co., 2.25%, 11/15/22 (Call 08/15/22)(a)	345	354,255

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc. 0.50%, 10/15/23 (Call 09/15/23)(a)	$15,537	$15,565,250
3.30%, 06/01/25 (Call 12/01/24)(a)	2,149	2,328,662

		1,223,932,831

Electrical Components & Equipment — 0.0%
Emerson Electric Co. 2.63%, 02/15/23 (Call 11/15/22)(a)	900	933,915
3.15%, 06/01/25 (Call 03/01/25)(a)	1,264	1,374,649
Schneider Electric SE, 2.95%, 09/27/22(b)	1,617	1,679,537

		3,988,101

Electronics — 0.5%
Agilent Technologies Inc. 3.20%, 10/01/22 (Call 07/01/22)	4,482	4,645,158
3.88%, 07/15/23 (Call 04/15/23)(a)	4,657	4,990,608
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	1,480	1,574,965
Amphenol Corp. 2.05%, 03/01/25 (Call 02/01/25)	1,265	1,315,331
3.20%, 04/01/24 (Call 02/01/24)	3,446	3,686,482
Arrow Electronics Inc. 3.25%, 09/08/24 (Call 07/08/24)(a)	7,570	8,131,002
4.50%, 03/01/23 (Call 12/01/22)(a)	3,791	4,044,000
Avnet Inc., 4.88%, 12/01/22	6,327	6,725,423
Flex Ltd. 3.75%, 02/01/26 (Call 01/01/26)	3,079	3,357,369
4.75%, 06/15/25 (Call 03/15/25)	4,805	5,419,148
5.00%, 02/15/23	4,884	5,263,798
Honeywell International Inc. 0.48%, 08/19/22 (Call 08/19/21)(a)	1,640	1,642,037
1.35%, 06/01/25 (Call 05/01/25)(a)	11,187	11,431,832
2.15%, 08/08/22 (Call 07/08/22)(a)	6,712	6,886,504
2.30%, 08/15/24 (Call 07/15/24)(a)	9,146	9,712,757
3.35%, 12/01/23(a)	483	522,806
Hubbell Inc., 3.63%, 11/15/22(a)	100	105,149
Jabil Inc., 4.70%, 09/15/22(a)	5,189	5,506,842
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)(a)	2,928	3,295,857
Legrand France SA, 8.50%, 02/15/25(a)	1,784	2,282,494
Roper Technologies Inc. 0.45%, 08/15/22	1,773	1,775,795
1.00%, 09/15/25 (Call 08/15/25)	4,713	4,682,582
2.35%, 09/15/24 (Call 08/15/24)(a)	4,032	4,255,691
3.13%, 11/15/22 (Call 08/15/22)(a)	1,235	1,283,743
3.65%, 09/15/23 (Call 08/15/23)(a)	10,800	11,647,802
3.85%, 12/15/25 (Call 09/15/25)	324	361,776
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	6,007	6,455,721
4.75%, 12/01/24 (Call 09/01/24)	2,336	2,641,601
Tyco Electronics Group SA 3.45%, 08/01/24 (Call 05/01/24)	92	99,845
3.70%, 02/15/26 (Call 11/15/25)	140	156,484

		123,900,602

Energy - Alternate Sources — 0.0%
Hanwha Energy USA Holdings Corp., 2.38%, 07/30/22(b)	1,171	1,200,258

Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(a)(b)	799	848,402

108	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.2%
Republic Services Inc. 0.88%, 11/15/25 (Call 10/15/25)(a)	$6,442	$6,363,992
2.50%, 08/15/24 (Call 07/15/24)(a)	7,996	8,474,937
3.20%, 03/15/25 (Call 12/15/24)	3,532	3,818,241
4.75%, 05/15/23 (Call 02/15/23)(a)	3,471	3,757,233
Waste Management Inc. 0.75%, 11/15/25 (Call 10/15/25)(a)	5,525	5,433,671
2.40%, 05/15/23 (Call 03/15/23)	10,297	10,708,833
2.90%, 09/15/22 (Call 06/15/22)(a)	8,088	8,354,447
3.13%, 03/01/25 (Call 12/01/24)(a)	974	1,051,812
3.50%, 05/15/24 (Call 02/15/24)(a)	1,028	1,113,457

		49,076,623

Food — 1.3%
Campbell Soup Co. 2.50%, 08/02/22(a)	4,276	4,404,390
3.30%, 03/19/25 (Call 12/19/24)(a)	1,812	1,953,564
3.65%, 03/15/23 (Call 02/15/23)(a)	10,361	11,004,235
3.95%, 03/15/25 (Call 01/15/25)(a)	7,745	8,586,136
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(a)(b)	500	556,582
Conagra Brands Inc. 3.20%, 01/25/23 (Call 10/25/22)	5,165	5,400,599
3.25%, 09/15/22(a)	1,737	1,809,813
4.30%, 05/01/24 (Call 04/01/24)	11,683	12,952,844
4.60%, 11/01/25 (Call 09/01/25)(a)	5,843	6,716,845
Danone SA 2.59%, 11/02/23 (Call 09/02/23)(a)(b)	16,331	17,138,306
3.00%, 06/15/22(a)(b)	3,468	3,584,100
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	3,650	3,773,922
3.65%, 02/15/24 (Call 11/15/23)	7,249	7,903,205
3.70%, 10/17/23 (Call 09/17/23)(a)	7,080	7,659,595
4.00%, 04/17/25 (Call 02/17/25)	8,174	9,112,143
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	4,900	5,363,018
Hershey Co. (The) 0.90%, 06/01/25 (Call 05/01/25)(a)	1,466	1,472,738
2.05%, 11/15/24 (Call 10/15/24)	3,911	4,117,167
2.63%, 05/01/23 (Call 02/01/23)(a)	1,168	1,217,702
3.20%, 08/21/25 (Call 05/21/25)(a)	935	1,023,823
3.38%, 05/15/23 (Call 04/15/23)(a)	5,870	6,247,188
JM Smucker Co. (The) 3.00%, 03/15/22	1,415	1,453,187
3.50%, 03/15/25(a)	801	876,727
Kellogg Co., 2.65%, 12/01/23(a)	6,036	6,387,214
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(b)	5,874	6,123,793
Kroger Co. (The) 2.80%, 08/01/22 (Call 07/01/22)(a)	7,197	7,425,943
3.40%, 04/15/22 (Call 01/15/22)	3,812	3,913,653
3.50%, 02/01/26 (Call 11/01/25)	419	461,698
3.85%, 08/01/23 (Call 05/01/23)(a)	4,302	4,616,473
4.00%, 02/01/24 (Call 11/01/23)(a)	5,593	6,102,441
Land O’ Lakes Inc., 6.00%, 11/15/22 (Call 08/15/22)(b)	86	91,827
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	3,343	3,565,327
McCormick & Co. Inc./MD 0.90%, 02/15/26 (Call 01/15/26)	100	98,362
2.70%, 08/15/22 (Call 07/15/22)(a)	2,489	2,566,549
3.15%, 08/15/24 (Call 06/15/24)(a)	7,939	8,565,081
3.50%, 09/01/23 (Call 06/01/23)	79	84,086
McCormick & Co. Inc/MD, 3.25%, 11/15/25 (Call 08/15/25)(a)	333	363,111

Security	Par (000)	Value

Food (continued)
Mondelez International Holdings Netherlands BV 2.13%, 09/19/22(a)(b)	$3,691	$3,790,899
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	10,663	11,216,079
Mondelez International Inc. 0.63%, 07/01/22(a)	1,219	1,223,713
1.50%, 05/04/25 (Call 04/04/25)	4,905	4,997,916
2.13%, 04/13/23 (Call 03/13/23)	3,666	3,793,405
3.63%, 02/13/26 (Call 12/13/25)	1,475	1,643,566
4.00%, 02/01/24 (Call 11/01/23)(a)	229	250,047
Nestle Holdings Inc. 0.38%, 01/15/24(a)(b)	3,716	3,704,545
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	5,989	5,895,985
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	12,454	13,384,287
3.50%, 09/24/25 (Call 07/24/25)(b)	5,160	5,709,833
Sysco Corp. 2.60%, 06/12/22(a)	6,801	6,996,866
3.55%, 03/15/25 (Call 01/15/25)(a)	2,359	2,584,848
3.75%, 10/01/25 (Call 07/01/25)	2,978	3,298,276
5.65%, 04/01/25 (Call 03/01/25)	12,496	14,633,045
Tyson Foods Inc. 3.90%, 09/28/23 (Call 08/28/23)	7,231	7,844,987
3.95%, 08/15/24 (Call 05/15/24)(a)	8,455	9,326,093
4.50%, 06/15/22 (Call 03/15/22)	9,727	10,135,465

		285,123,242

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	494	538,208
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	52	53,533
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)(a)	275	293,906
Georgia-Pacific LLC 0.63%, 05/15/24(a)(b)	2,243	2,242,526
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	7,639	7,838,238
3.60%, 03/01/25 (Call 12/01/24)(b)	203	222,040
3.73%, 07/15/23 (Call 04/15/23)(b)	3,688	3,942,368
7.38%, 12/01/25	68	86,350
8.00%, 01/15/24(a)	2,300	2,786,814
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	4,402	4,922,894
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(a)(b)	1,867	1,964,529

		24,891,406

Gas — 0.4%
APT Pipelines Ltd. 3.88%, 10/11/22(b)	30	31,435
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	5,177	5,705,718
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	3,962	4,203,231
China Resources Gas Group Ltd., 4.50%, 04/05/22(b)	370	382,798
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	15,882	15,976,337
Eastern Energy Gas Holdings LLC 3.55%, 11/01/23 (Call 08/01/23)	2,941	3,151,026
3.60%, 12/15/24 (Call 09/15/24)	3,009	3,288,734
Series A, 2.50%, 11/15/24 (Call 10/15/24)(a)	6,254	6,629,803
National Fuel Gas Co. 3.75%, 03/01/23 (Call 12/01/22)	335	351,947
5.20%, 07/15/25 (Call 04/15/25)	1,305	1,471,463
5.50%, 01/15/26 (Call 12/15/25)(a)	10,167	11,768,302

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	$16,432	$16,242,672
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	110	118,423
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	7,615	8,353,655
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)(a)	2,318	2,486,509
3.20%, 06/15/25 (Call 03/15/25)(a)	1,174	1,275,708
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	3,091	3,236,615
Talent Yield Investments Ltd., 4.50%, 04/25/22(a)(b)	805	834,196

		85,508,572

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)(c)	6,637	7,006,365

Health Care - Products — 0.8%
Abbott Laboratories 2.55%, 03/15/22(a)	3,306	3,382,656
2.95%, 03/15/25 (Call 12/15/24)	6,306	6,795,157
3.40%, 11/30/23 (Call 09/30/23)	15,328	16,529,057
3.88%, 09/15/25 (Call 06/15/25)	3,542	3,963,855
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)(a)	9,920	10,296,346
3.38%, 05/15/22	851	881,986
3.45%, 03/01/24 (Call 02/01/24)	10,755	11,575,781
3.85%, 05/15/25	4,213	4,678,275
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	5,339	5,865,932
DH Europe Finance II Sarl 2.05%, 11/15/22(a)	8,969	9,228,989
2.20%, 11/15/24 (Call 10/15/24)(a)	10,775	11,354,228
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(a)(b)	1,306	1,383,375
Medtronic Inc., 3.50%, 03/15/25(a)	13,784	15,185,208
Stryker Corp. 1.15%, 06/15/25 (Call 05/15/25)(a)	12,310	12,361,497
3.38%, 05/15/24 (Call 02/15/24)	7,895	8,520,776
3.38%, 11/01/25 (Call 08/01/25)(a)	3,949	4,332,946
Thermo Fisher Scientific Inc. 3.65%, 12/15/25 (Call 09/15/25)(a)	1,111	1,235,331
4.13%, 03/25/25 (Call 02/25/25)(a)	15,806	17,686,870
Zimmer Biomet Holdings Inc. 3.05%, 01/15/26 (Call 12/15/25)(a)	3,120	3,380,524
3.15%, 04/01/22 (Call 02/01/22)	4,892	5,014,829
3.55%, 04/01/25 (Call 01/01/25)	14,959	16,299,928
3.70%, 03/19/23 (Call 02/19/23)(a)	9,158	9,707,996

		179,661,542

Health Care - Services — 1.5%
Aetna Inc. 2.75%, 11/15/22 (Call 08/15/22)(a)	12,181	12,592,160
2.80%, 06/15/23 (Call 04/15/23)	19,663	20,610,525
3.50%, 11/15/24 (Call 08/15/24)(a)	4,521	4,951,634
Anthem Inc. 2.38%, 01/15/25 (Call 12/15/24)(a)	13,362	14,067,919
2.95%, 12/01/22 (Call 11/01/22)	7,959	8,284,470
3.13%, 05/15/22	10,751	11,108,197
3.30%, 01/15/23(a)	8,295	8,719,389
3.35%, 12/01/24 (Call 10/01/24)	10,972	11,961,201
3.50%, 08/15/24 (Call 05/15/24)(a)	10,444	11,385,937
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(a)(b)	817	876,089

Security	Par (000)	Value

Health Care - Services (continued)
CommonSpirit Health 1.55%, 10/01/25 (Call 07/01/25)	$135	$136,623
2.76%, 10/01/24 (Call 07/01/24)(a)	2,218	2,362,607
2.95%, 11/01/22	981	1,020,613
4.20%, 08/01/23	420	454,909
Dignity Health 3.13%, 11/01/22(a)	140	144,977
3.81%, 11/01/24(a)	434	473,028
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	125	139,964
HCA Inc. 4.75%, 05/01/23(a)	14,598	15,828,751
5.00%, 03/15/24	20,769	23,259,907
5.25%, 04/15/25(a)	11,711	13,493,408
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(a)(b)	9,371	9,510,972
Humana Inc. 2.90%, 12/15/22 (Call 11/15/22)	6,619	6,877,482
3.15%, 12/01/22 (Call 09/01/22)	7,140	7,424,739
3.85%, 10/01/24 (Call 07/01/24)	6,995	7,680,243
4.50%, 04/01/25 (Call 03/01/25)(a)	12,980	14,685,053
Kaiser Foundation Hospitals, 3.50%, 04/01/22(a)	187	193,474
Laboratory Corp. of America Holdings 2.30%, 12/01/24 (Call 11/01/24)(a)	6,605	6,984,142
3.25%, 09/01/24 (Call 07/01/24)(a)	7,441	8,062,996
3.60%, 02/01/25 (Call 11/01/24)	8,216	8,977,036
3.75%, 08/23/22 (Call 05/23/22)	7,729	8,040,549
4.00%, 11/01/23 (Call 08/01/23)	3,919	4,234,461
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	403	406,910
Quest Diagnostics Inc. 3.50%, 03/30/25 (Call 12/30/24)(a)	1,201	1,313,229
4.25%, 04/01/24 (Call 01/01/24)(a)	2,262	2,488,460
Roche Holdings Inc. 3.00%, 11/10/25 (Call 08/10/25)(a)(b)	527	573,378
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	610	665,238
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	2,400	2,553,738
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	300	301,956
UnitedHealth Group Inc. 1.25%, 01/15/26(a)	2,881	2,911,205
2.38%, 10/15/22(a)	11,342	11,734,469
2.38%, 08/15/24(a)	10,353	10,990,583
2.75%, 02/15/23 (Call 11/15/22)(a)	5,983	6,235,079
2.88%, 03/15/22 (Call 12/15/21)	8,601	8,778,988
2.88%, 03/15/23	10,511	11,056,233
3.35%, 07/15/22(a)	6,556	6,827,105
3.50%, 06/15/23(a)	9,587	10,286,877
3.50%, 02/15/24	7,972	8,666,292
3.70%, 12/15/25(a)	976	1,097,146
3.75%, 07/15/25(a)	5,366	5,991,236
UPMC, Series D-1, 3.60%, 04/03/25(a)	1,925	2,118,431

		339,540,008

Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(b)	50	54,250
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)	2,869	3,007,257
3.50%, 02/10/23 (Call 01/10/23)	10,307	10,815,434
3.88%, 01/15/26 (Call 12/15/25)	8,436	9,013,987

110	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.20%, 06/10/24 (Call 05/10/24)	$10,236	$11,118,055
4.25%, 03/01/25 (Call 01/01/25)	3,829	4,139,482
Blackstone Secured Lending Fund 3.63%, 01/15/26 (Call 12/15/25)(b)	10,000	10,376,062
3.65%, 07/14/23(a)(b)	175	183,059
CK Hutchison Capital Securities 17 Ltd., 4.00%, (Call 05/12/22)(b)(c)(d)	9,600	9,808,800
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	310	323,685
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(a)(b)	449	460,441
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,507	1,616,245
FS KKR Capital Corp. 3.40%, 01/15/26 (Call 12/15/25)	10,000	9,994,357
4.13%, 02/01/25 (Call 01/01/25)(a)	5,193	5,388,654
4.63%, 07/15/24 (Call 06/15/24)(a)	5,168	5,537,554
4.75%, 05/15/22 (Call 04/15/22)(a)	2,912	3,026,421
Goldman Sachs BDC Inc. 2.88%, 01/15/26 (Call 12/15/25)	2,625	2,679,177
3.75%, 02/10/25 (Call 01/10/25)(a)	8,822	9,359,877
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	3,200	3,334,297
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(a)(b)	300	313,523
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	481	530,370
Main Street Capital Corp., 5.20%, 05/01/24(a)	3,460	3,750,977
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	6,461	6,689,494
Owl Rock Capital Corp. 3.75%, 07/22/25 (Call 06/22/25)	11,569	12,102,321
4.00%, 03/30/25 (Call 02/28/25)(a)	2,270	2,397,874
4.25%, 01/15/26 (Call 12/15/25)	2,287	2,437,146
5.25%, 04/15/24 (Call 03/15/24)(a)	802	877,586
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	243	253,432
Prospect Capital Corp. 3.71%, 01/22/26 (Call 12/22/25)	2,675	2,667,058
5.88%, 03/15/23	673	714,383
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	3,148	3,334,491

		136,305,749

Home Builders — 0.2%
DR Horton Inc. 2.50%, 10/15/24 (Call 09/15/24)(a)	7,754	8,206,212
2.60%, 10/15/25 (Call 09/15/25)(a)	1,986	2,104,420
4.38%, 09/15/22 (Call 06/15/22)	2,049	2,149,930
4.75%, 02/15/23 (Call 11/15/22)(a)	5,404	5,784,718
5.75%, 08/15/23 (Call 05/15/23)(a)	1,842	2,042,315
Lennar Corp. 4.50%, 04/30/24 (Call 01/31/24)	3,700	4,054,645
4.75%, 11/15/22 (Call 08/15/22)(a)	2,190	2,299,500
4.75%, 05/30/25 (Call 02/28/25)(a)	3,459	3,882,727
4.88%, 12/15/23 (Call 09/15/23)	2,284	2,503,264
5.88%, 11/15/24 (Call 05/15/24)	4,248	4,853,340
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	11,575	12,077,492

		49,958,563

Security	Par (000)	Value

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	$230	$252,920
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)	300	308,722
Panasonic Corp. 2.54%, 07/19/22 (Call 06/19/22)(a)(b)	7,111	7,277,236
2.68%, 07/19/24 (Call 06/19/24)(b)	9,750	10,359,997
Whirlpool Corp. 3.70%, 03/01/23(a)	2,359	2,497,927
3.70%, 05/01/25	84	92,532
4.00%, 03/01/24(a)	5,576	6,121,589
4.70%, 06/01/22(a)	1,427	1,500,843

		28,411,766

Household Products & Wares — 0.3%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)(a)	2,740	2,853,196
Church & Dwight Co. Inc. 2.45%, 08/01/22 (Call 07/01/22)(a)	1,463	1,500,973
2.88%, 10/01/22(a)	356	369,850
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)(a)	4,993	5,167,915
3.50%, 12/15/24 (Call 09/15/24)	2,793	3,077,161
Kimberly-Clark Corp. 2.40%, 03/01/22(a)	921	941,209
2.40%, 06/01/23(a)	1,337	1,392,808
2.65%, 03/01/25	410	435,869
2.75%, 02/15/26	1,478	1,603,729
3.05%, 08/15/25	2,980	3,248,477
Reckitt Benckiser Treasury Services PLC 2.38%, 06/24/22 (Call 05/24/22)(b)	19,889	20,395,531
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	19,770	21,007,390
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	1,784	1,911,870

		63,905,978

Insurance — 3.2%
Aflac Inc. 3.25%, 03/17/25(a)	3,380	3,671,354
3.63%, 06/15/23(a)	5,394	5,794,763
3.63%, 11/15/24(a)	6,493	7,187,499
Alleghany Corp., 4.95%, 06/27/22	149	157,424
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)(a)	269	291,753
Allstate Corp. (The) 0.75%, 12/15/25 (Call 11/15/25)(a)	439	435,020
3.15%, 06/15/23(a)	2,955	3,144,109
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(c)	7,853	8,414,392
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)(a)	8,027	8,486,297
3.75%, 07/10/25 (Call 04/10/25)	9,727	10,735,912
4.13%, 02/15/24(a)	10,619	11,720,900
4.88%, 06/01/22	17,778	18,764,942
Aon Corp., 2.20%, 11/15/22(a)	5,659	5,836,180
Aon PLC 3.50%, 06/14/24 (Call 03/14/24)	5,270	5,707,451
3.88%, 12/15/25 (Call 09/15/25)(a)	4,436	4,958,764
4.00%, 11/27/23 (Call 08/27/23)	5,557	6,020,811
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,500	1,639,327
Assurant Inc. 4.00%, 03/15/23(a)	1,223	1,307,283
4.20%, 09/27/23 (Call 08/27/23)	4,193	4,559,659

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	$2,872	$3,257,343
Athene Global Funding 0.95%, 01/08/24(b)	310	310,603
1.20%, 10/13/23(a)(b)	2,142	2,167,369
1.45%, 01/08/26(b)	498	495,870
2.50%, 01/14/25(a)(b)	4,689	4,911,220
2.55%, 06/29/25(a)(b)	6,935	7,296,119
2.75%, 06/25/24(a)(b)	13,062	13,825,392
2.80%, 05/26/23(a)(b)	3,453	3,617,562
3.00%, 07/01/22(a)(b)	3,659	3,779,233
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22(a)	7,827	8,096,572
Berkshire Hathaway Inc. 2.75%, 03/15/23 (Call 01/15/23)	19,323	20,198,524
3.00%, 02/11/23(a)	3,614	3,800,714
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	4,919	5,483,195
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	5,821	6,361,250
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	922	1,059,886
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%, (Call 10/28/24)(b)(c)(d)	4,725	5,237,663
Equitable Financial Life Global Funding 0.50%, 11/17/23(b)	1,346	1,347,333
1.40%, 07/07/25(a)(b)	8,360	8,451,878
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	896	995,430
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	3,827	4,414,598
Fidelity National Financial Inc., 5.50%, 09/01/22(a)	1,231	1,321,059
First American Financial Corp., 4.30%, 02/01/23(a)	2,231	2,369,322
GA Global Funding Trust, 1.63%, 01/15/26(b)	15	15,155
Globe Life Inc., 3.80%, 09/15/22(a)	605	635,249
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(a)(b)	1,167	1,155,525
Guardian Life Global Funding 0.88%, 12/10/25(b)	1,310	1,295,503
1.10%, 06/23/25(a)(b)	5,802	5,794,722
2.50%, 05/08/22(b)	1,254	1,287,046
2.90%, 05/06/24(b)	5,808	6,227,173
3.40%, 04/25/23(b)	588	626,063
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)	7,561	7,863,969
Infinity Property and Casualty Corp., 5.00%, 09/19/22(a)	149	157,571
Jackson National Life Global Funding 2.50%, 06/27/22(a)(b)	3,451	3,547,137
2.65%, 06/21/24(a)(b)	6,588	6,995,749
3.25%, 01/30/24(a)(b)	683	734,737
3.88%, 06/11/25(a)(b)	1,979	2,193,655
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	306	361,116
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(a)	222	243,021
Liberty Mutual Group Inc. 4.25%, 06/15/23(a)(b)	9,053	9,821,054
4.95%, 05/01/22(b)	602	632,987
Lincoln National Corp. 3.35%, 03/09/25(a)	639	699,290
4.00%, 09/01/23(a)	1,349	1,464,380
4.20%, 03/15/22	1,295	1,344,757
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	9,168	9,562,364

Security	Par (000)	Value

Insurance (continued)
Markel Corp. 3.63%, 03/30/23(a)	$997	$1,058,728
4.90%, 07/01/22(a)	1,318	1,394,600
Marsh & McLennan Companies Inc. 3.30%, 03/14/23 (Call 01/14/23)(a)	1,858	1,960,518
3.50%, 06/03/24 (Call 03/03/24)(a)	4,172	4,521,692
3.50%, 03/10/25 (Call 12/10/24)(a)	1,866	2,034,005
3.88%, 03/15/24 (Call 02/15/24)(a)	15,785	17,314,152
4.05%, 10/15/23 (Call 07/15/23)(a)	5,920	6,419,725
MassMutual Global Funding II 0.48%, 08/28/23(b)	350	350,682
0.85%, 06/09/23(a)(b)	8,494	8,588,405
2.25%, 07/01/22(b)	1,868	1,916,045
2.50%, 04/13/22(a)(b)	10,188	10,441,559
2.50%, 10/17/22(a)(b)	3,365	3,486,110
2.75%, 06/22/24(a)(b)	8,663	9,262,259
2.95%, 01/11/25(b)	493	528,871
3.60%, 04/09/24(b)	100	108,885
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	15,688	17,849,806
Met Tower Global Funding, 0.55%, 07/13/22(a)(b)	1,724	1,730,513
MetLife Inc. 3.00%, 03/01/25(a)	5,402	5,857,947
3.05%, 12/15/22(a)	5,770	6,050,872
3.60%, 04/10/24(a)	7,597	8,311,828
3.60%, 11/13/25 (Call 08/13/25)	2,716	3,024,763
Series D, 4.37%, 09/15/23	9,850	10,828,432
Metropolitan Life Global Funding I 0.45%, 09/01/23(a)(b)	657	657,475
0.90%, 06/08/23(b)	4,533	4,584,200
0.95%, 07/02/25(a)(b)	6,814	6,785,206
1.95%, 01/13/23(a)(b)	7,688	7,920,464
2.40%, 06/17/22(b)	10,342	10,613,165
2.65%, 04/08/22(b)	4,492	4,609,513
3.00%, 01/10/23(a)(b)	5,802	6,091,326
3.60%, 01/11/24(a)(b)	4,924	5,348,594
3.88%, 04/11/22(a)(b)	3,489	3,627,603
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	775	982,836
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	115	121,038
New York Life Global Funding 0.40%, 10/21/23(a)(b)	6,328	6,337,396
0.95%, 06/24/25(a)(b)	9,188	9,161,086
1.10%, 05/05/23(a)(b)	4,559	4,630,180
2.00%, 01/22/25(b)	7,203	7,487,776
2.25%, 07/12/22(a)(b)	9,265	9,521,219
2.30%, 06/10/22(a)(b)	3,421	3,516,964
2.88%, 04/10/24(a)(b)	6,664	7,138,361
2.90%, 01/17/24(b)	4,256	4,552,496
Nippon Life Insurance Co. 4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	4,805	5,321,538
5.00%, 10/18/42 (Call 10/18/22)(a)(b)(c)	2,920	3,073,300
5.10%, 10/16/44 (Call 10/16/24)(a)(b)(c)	26,058	28,924,380
Northwestern Mutual Global Funding, 0.80%, 01/14/26(b)	808	799,124
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	1,690	1,915,191
Pacific Life Global Funding II 0.50%, 09/23/23(a)(b)	1,355	1,357,874
1.20%, 06/24/25(b)	4,223	4,242,471

112	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Pricoa Global Funding I 0.80%, 09/01/25(a)(b)	$2,473	$2,447,214
2.40%, 09/23/24(b)	3,505	3,721,631
2.45%, 09/21/22(b)	215	222,152
3.45%, 09/01/23(a)(b)	5,914	6,364,217
Primerica Inc., 4.75%, 07/15/22	1,151	1,216,472
Principal Financial Group Inc. 3.13%, 05/15/23(a)	732	773,292
3.30%, 09/15/22(a)	2,720	2,837,244
3.40%, 05/15/25 (Call 02/15/25)	3,760	4,101,879
Principal Life Global Funding II 0.50%, 01/08/24(b)	1,439	1,439,765
0.88%, 01/12/26(b)	1,018	1,001,668
1.25%, 05/11/23(b)	184	187,657
1.25%, 06/23/25(b)	8,519	8,582,048
2.25%, 11/21/24(a)(b)	8,422	8,887,460
ProAssurance Corp., 5.30%, 11/15/23	3,528	3,774,671
Protective Life Global Funding 0.47%, 01/12/24(b)	792	789,122
0.63%, 10/13/23(b)	5,955	5,990,794
1.08%, 06/09/23(a)(b)	3,001	3,049,613
1.17%, 07/15/25(b)	7,233	7,240,750
2.62%, 08/22/22(a)(b)	3,573	3,693,240
2.92%, 04/15/22(a)(b)	5,340	5,501,500
3.10%, 04/15/24(a)(b)	4,674	5,023,651
Prudential Financial Inc. 3.50%, 05/15/24	11,780	12,910,548
5.20%, 03/15/44 (Call 03/15/24)(a)(c)	3,250	3,469,197
5.38%, 05/15/45 (Call 05/15/25)(a)(c)	10,356	11,481,568
5.63%, 06/15/43 (Call 06/15/23)(a)(c)	6,390	6,876,157
5.88%, 09/15/42 (Call 09/15/22)(c)	12,333	13,030,970
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	850	1,094,354
Reinsurance Group of America Inc., 4.70%, 09/15/23(a).	435	479,647
Reliance Standard Life Global Funding II 2.15%, 01/21/23(a)(b)	385	395,709
2.50%, 10/30/24(b)	1,003	1,054,871
2.63%, 07/22/22(b)	282	290,210
2.75%, 05/07/25(a)(b)	873	920,490
3.85%, 09/19/23(b)	9,952	10,739,128
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	651	711,932
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	210	226,105
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	3,055	3,402,506
Symetra Financial Corp., 4.25%, 07/15/24(a)	310	338,562
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	1,900	2,028,237
Unum Group 4.00%, 03/15/24(a)	2,799	3,057,157
4.50%, 03/15/25 (Call 02/15/25)(a)	965	1,081,609
Voya Financial Inc. 3.13%, 07/15/24 (Call 05/15/24)	9,686	10,449,929
5.65%, 05/15/53 (Call 05/15/23)(a)(c)	783	835,273
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	6,774	7,360,897
XLIT Ltd., 4.45%, 03/31/25(a)	3,396	3,836,532

		725,568,999

Security	Par (000)	Value

Internet — 1.1%
Alibaba Group Holding Ltd. 2.80%, 06/06/23 (Call 05/06/23)(a)	$5,048	$5,288,157
3.60%, 11/28/24 (Call 08/28/24)	18,391	20,146,505
Alphabet Inc. 0.45%, 08/15/25 (Call 07/15/25)(a)	6,597	6,503,279
3.38%, 02/25/24(a)	7,210	7,840,902
Amazon.com Inc. 0.40%, 06/03/23	4,132	4,142,272
0.80%, 06/03/25 (Call 05/03/25)	2,852	2,847,573
2.40%, 02/22/23 (Call 01/22/23)	16,267	16,917,799
2.50%, 11/29/22 (Call 08/29/22)(a)	4,884	5,049,621
2.80%, 08/22/24 (Call 06/22/24)	21,283	22,894,024
3.80%, 12/05/24 (Call 09/05/24)(a)	8,273	9,196,710
5.20%, 12/03/25 (Call 09/03/25)(a)	2,094	2,485,331
Baidu Inc. 2.88%, 07/06/22	875	895,659
3.08%, 04/07/25 (Call 03/07/25)	5,303	5,612,147
3.50%, 11/28/22(a)	1,310	1,368,761
3.88%, 09/29/23 (Call 08/29/23)	12,476	13,358,326
4.13%, 06/30/25(a)	2,045	2,259,975
4.38%, 05/14/24 (Call 04/14/24)(a)	1,023	1,125,416
Booking Holdings Inc. 2.75%, 03/15/23 (Call 02/15/23)(a)	6,971	7,274,382
3.65%, 03/15/25 (Call 12/15/24)(a)	4,976	5,454,291
4.10%, 04/13/25 (Call 03/13/25)	10,640	11,853,014
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a)	7,199	7,453,201
eBay Inc. 1.90%, 03/11/25 (Call 02/11/25)	8,415	8,683,599
2.60%, 07/15/22 (Call 04/15/22)	7,167	7,344,077
2.75%, 01/30/23 (Call 12/30/22)	16,277	16,972,370
3.45%, 08/01/24 (Call 05/01/24)(a)	2,747	2,979,037
3.80%, 03/09/22 (Call 02/09/22)	6,801	7,017,588
Expedia Group Inc. 3.60%, 12/15/23 (Call 11/15/23)(b)	405	432,345
4.50%, 08/15/24 (Call 05/15/24)	2,810	3,089,586
5.00%, 02/15/26 (Call 11/15/25)	1,797	2,030,794
6.25%, 05/01/25 (Call 02/01/25)(b)	6,130	7,179,390
7.00%, 05/01/25 (Call 03/03/21)(b)	1,582	1,748,988
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(b)	5,000	5,058,564
Prosus NV, 5.50%, 07/21/25 (Call 04/21/25)(b)	10,200	11,567,677
TD Ameritrade Holding Corp. 2.95%, 04/01/22 (Call 02/01/22)	4,592	4,703,699
3.63%, 04/01/25 (Call 01/01/25)	202	222,264
3.75%, 04/01/24 (Call 03/01/24)(a)	2,917	3,190,346
Tencent Holdings Ltd. 2.99%, 01/19/23 (Call 12/19/22)(b)	10,549	10,988,268
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	2,470	2,643,786
3.80%, 02/11/25(a)(b)	200	217,136
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	289	285,750
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	845	893,546

		257,216,155

Iron & Steel — 0.3%
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)(b)	1,247	1,397,264
Nucor Corp. 2.00%, 06/01/25 (Call 05/01/25)(a)	9,985	10,343,664
4.00%, 08/01/23 (Call 05/01/23)(a)	6,261	6,740,341
4.13%, 09/15/22 (Call 06/15/22)(a)	9,180	9,605,949

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
POSCO 2.38%, 11/12/22(b)	$1,723	$1,767,820
2.38%, 01/17/23(b)	1,741	1,791,078
2.50%, 01/17/25(b)	5,195	5,394,124
2.75%, 07/15/24(b)	361	382,910
4.00%, 08/01/23(b)	6,688	7,194,278
Reliance Steel & Aluminum Co. 1.30%, 08/15/25 (Call 07/15/25)(a)	2,875	2,874,852
4.50%, 04/15/23 (Call 01/15/23)	4,676	5,020,846
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	5,000	5,200,000
Steel Dynamics Inc. 2.40%, 06/15/25 (Call 05/15/25)	7,756	8,141,712
2.80%, 12/15/24 (Call 11/15/24)	3,652	3,910,378

		69,765,216

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,600	1,721,208

Lodging — 0.4%
Hyatt Hotels Corp. 3.38%, 07/15/23 (Call 04/15/23)	7,937	8,318,233
5.38%, 04/23/25 (Call 03/23/25)	1,667	1,876,591
Las Vegas Sands Corp. 2.90%, 06/25/25 (Call 05/25/25)(a)	2,570	2,663,095
3.20%, 08/08/24 (Call 07/08/24)	16,108	16,911,059
Marriott International Inc./MD 3.13%, 02/15/23 (Call 11/15/22)	2,350	2,428,114
3.60%, 04/15/24 (Call 03/15/24)	7,129	7,623,778
3.75%, 03/15/25 (Call 12/15/24)	2,180	2,333,202
3.75%, 10/01/25 (Call 07/01/25)	716	771,531
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	13,744	15,869,747
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	1,856	2,002,112
Sands China Ltd. 4.60%, 08/08/23 (Call 07/08/23)	9,937	10,644,216
5.13%, 08/08/25 (Call 06/08/25)	7,517	8,404,607

		79,846,285

Machinery — 1.3%
ABB Finance USA Inc., 2.88%, 05/08/22(a)	10,411	10,725,071
Caterpillar Financial Services Corp. 0.45%, 09/14/23(a)	2,216	2,219,193
0.65%, 07/07/23(a)	3,391	3,415,993
0.80%, 11/13/25	5,917	5,856,133
0.95%, 05/13/22(a)	3,461	3,488,725
1.45%, 05/15/25(a)	4,007	4,085,865
1.90%, 09/06/22(a)	11,006	11,276,425
1.95%, 11/18/22	5,176	5,321,018
2.15%, 11/08/24(a)	9,818	10,367,627
2.40%, 06/06/22(a)	6,846	7,035,796
2.55%, 11/29/22	1,823	1,894,802
2.63%, 03/01/23(a)	1,665	1,742,366
2.85%, 06/01/22	4,623	4,771,190
2.85%, 05/17/24(a)	7,246	7,762,699
3.25%, 12/01/24(a)	5,743	6,296,697
3.30%, 06/09/24	4,477	4,866,938
3.45%, 05/15/23(a)	8,249	8,812,038
3.65%, 12/07/23	8,218	8,956,950
3.75%, 11/24/23(a)	3,941	4,301,182

Security	Par (000)	Value

Machinery (continued)
Caterpillar Inc. 2.60%, 06/26/22 (Call 03/15/21)	$2,689	$2,753,787
3.40%, 05/15/24 (Call 02/15/24)(a)	9,787	10,616,938
CNH Industrial Capital LLC 1.88%, 01/15/26 (Call 12/15/25)(a)	90	92,589
1.95%, 07/02/23(a)	982	1,012,875
4.20%, 01/15/24(a)	5,274	5,779,995
4.38%, 04/05/22(a)	2,251	2,341,395
CNH Industrial NV, 4.50%, 08/15/23	7,473	8,161,966
Deere & Co. 2.60%, 06/08/22 (Call 03/08/22)	6,689	6,848,848
2.75%, 04/15/25 (Call 03/15/25)(a)	8,716	9,361,865
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	2,308	2,507,723
Flowserve Corp. 3.50%, 09/15/22 (Call 06/15/22)(a)	2,290	2,368,797
4.00%, 11/15/23 (Call 08/15/23)	283	298,166
John Deere Capital Corp. 0.40%, 10/10/23(a)	2,070	2,076,793
0.55%, 07/05/22(a)	1,201	1,206,424
0.70%, 07/05/23(a)	1,385	1,398,517
0.70%, 01/15/26(a)	9,972	9,822,845
1.20%, 04/06/23	1,647	1,677,224
1.95%, 06/13/22(a)	9,644	9,857,724
2.05%, 01/09/25	6,842	7,171,241
2.15%, 09/08/22(a)	4,822	4,957,246
2.60%, 03/07/24	5,482	5,843,239
2.65%, 06/24/24	4,303	4,594,553
2.70%, 01/06/23(a)	2,612	2,729,282
2.75%, 03/15/22	1,447	1,483,893
2.80%, 01/27/23(a)	2,747	2,878,416
2.80%, 03/06/23(a)	11,664	12,261,474
2.95%, 04/01/22(a)	8,143	8,382,580
3.35%, 06/12/24(a)	3,601	3,926,067
3.40%, 09/11/25(a)	905	997,324
3.45%, 06/07/23(a)	6,873	7,357,179
3.45%, 01/10/24	3,079	3,348,783
3.45%, 03/13/25(a)	3,516	3,871,427
3.65%, 10/12/23(a)	9,186	9,992,450
nVent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	3,536	3,713,861
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(a)	4,795	5,001,009
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	998	1,066,218
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/25 (Call 05/15/25)(a)	5,470	5,833,420
4.38%, 08/15/23 (Call 05/15/23)	662	702,635
4.40%, 03/15/24 (Call 02/15/24)(a)	8,462	9,241,883

		296,735,359

Manufacturing — 0.8%
3M Co. 1.75%, 02/14/23 (Call 01/14/23)	8,043	8,266,790
2.00%, 06/26/22(a)	3,200	3,273,457
2.00%, 02/14/25 (Call 01/14/25)(a)	6,629	6,931,965
2.25%, 03/15/23 (Call 02/15/23)(a)	7,878	8,200,614
2.65%, 04/15/25 (Call 03/15/25)(a)	3,875	4,143,008
2.75%, 03/01/22 (Call 03/25/21)(a)	2,935	3,003,414
3.00%, 08/07/25(a)	2,515	2,749,202
3.25%, 02/14/24 (Call 01/14/24)(a)	9,572	10,352,661
Carlisle Companies Inc. 3.50%, 12/01/24 (Call 10/01/24)	919	1,000,848

114	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.75%, 11/15/22 (Call 08/15/22)	$328	$343,945
Eaton Corp., 2.75%, 11/02/22(a)	22,116	22,993,619
General Electric Co. 2.70%, 10/09/22	12,882	13,370,883
3.10%, 01/09/23	217	228,002
3.38%, 03/11/24(a)	4,140	4,475,805
3.45%, 05/15/24 (Call 02/13/24)(a)	10,228	11,038,537
5.55%, 01/05/26	431	513,804
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	5,833	6,332,464
Parker-Hannifin Corp. 2.70%, 06/14/24 (Call 05/14/24)(a)	9,039	9,639,597
3.30%, 11/21/24 (Call 08/21/24)(a)	3,858	4,202,139
3.50%, 09/15/22(a)	748	783,107
Siemens Financieringsmaatschappij NV 2.00%, 09/15/23(a)(b)	9,254	9,560,043
2.70%, 03/16/22(a)(b)	14,949	15,333,237
2.90%, 05/27/22(a)(b)	2,120	2,190,130
3.13%, 03/16/24(a)(b)	6,633	7,140,655
3.25%, 05/27/25(b)	3,864	4,196,443
Textron Inc. 3.88%, 03/01/25 (Call 12/01/24)(a)	1,137	1,241,068
4.30%, 03/01/24 (Call 12/01/23)(a)	485	528,766
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	7,017	7,588,041
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	8,910	9,756,480

		179,378,724

Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22 (Call 05/23/22)	29,098	30,447,504
4.50%, 02/01/24 (Call 01/01/24)	15,455	17,014,894
4.91%, 07/23/25 (Call 04/23/25)	31,230	35,651,308
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,560	2,958,311
Comcast Corp. 3.00%, 02/01/24 (Call 01/01/24)(a)	18,266	19,560,239
3.10%, 04/01/25 (Call 03/01/25)	9,775	10,578,010
3.38%, 02/15/25 (Call 11/15/24)(a)	5,855	6,374,421
3.38%, 08/15/25 (Call 05/15/25)	8,487	9,313,907
3.60%, 03/01/24(a)	12,903	14,095,718
3.70%, 04/15/24 (Call 03/15/24)(a)	20,882	22,896,037
3.95%, 10/15/25 (Call 08/15/25)(a)	22,151	24,943,749
Cox Communications Inc. 2.95%, 06/30/23 (Call 03/30/23)(b)	13,798	14,487,001
3.15%, 08/15/24 (Call 06/15/24)(a)(b)	13,065	14,054,873
3.25%, 12/15/22(a)(b)	13,388	14,038,113
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	2,008	2,208,434
Discovery Communications LLC 2.95%, 03/20/23 (Call 02/20/23)	10,875	11,398,802
3.45%, 03/15/25 (Call 12/15/24)	612	660,388
3.80%, 03/13/24 (Call 01/13/24)(a)	1,434	1,556,277
3.90%, 11/15/24 (Call 08/15/24)(a)	4,228	4,665,553
3.95%, 06/15/25 (Call 03/15/25)(a)	4,427	4,897,664
Fox Corp. 3.05%, 04/07/25 (Call 03/07/25)	8,959	9,625,716
4.03%, 01/25/24 (Call 12/25/23)	13,472	14,729,040
Grupo Televisa SAB, 6.63%, 03/18/25(a)	5,000	5,981,324

Security	Par (000)	Value

Media (continued)
Sky Ltd. 3.13%, 11/26/22(a)(b)	$4,786	$5,008,805
3.75%, 09/16/24(a)(b)	13,822	15,284,885
TCI Communications Inc., 7.88%, 02/15/26	1,176	1,546,430
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	3,914	4,276,231
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	9,754	11,299,547
TWDC Enterprises 18 Corp. 2.35%, 12/01/22(a)	5,563	5,758,272
2.45%, 03/04/22	7,318	7,471,903
3.00%, 02/13/26	4,005	4,352,714
3.15%, 09/17/25	4,831	5,285,811
ViacomCBS Inc. 3.38%, 03/01/22 (Call 12/01/21)	1,920	1,961,696
3.50%, 01/15/25 (Call 10/15/24)	3,722	4,024,892
3.70%, 08/15/24 (Call 05/15/24)(a)	4,471	4,877,927
3.88%, 04/01/24 (Call 01/01/24)(a)	3,552	3,865,118
4.00%, 01/15/26 (Call 10/15/25)	5,112	5,721,246
4.25%, 09/01/23 (Call 06/01/23)	232	250,773
4.75%, 05/15/25 (Call 04/15/25)(a)	14,922	17,028,839
Walt Disney Co. (The) 1.65%, 09/01/22(a)	7,452	7,601,476
1.75%, 08/30/24 (Call 07/30/24)	19,401	20,146,304
1.75%, 01/13/26	14,430	14,873,701
3.00%, 09/15/22(a)	15,636	16,273,493
3.35%, 03/24/25(a)	10,410	11,368,148
3.70%, 09/15/24 (Call 06/15/24)(a)	5,343	5,871,262
3.70%, 10/15/25 (Call 07/15/25)	3,056	3,401,200
4.00%, 10/01/23	2,853	3,104,571

		472,792,527

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 2.50%, 01/15/23 (Call 10/15/22)	9,254	9,574,851
3.25%, 06/15/25 (Call 03/15/25)	7,098	7,742,607
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	187	200,269

		17,517,727

Mining — 0.7%
Anglo American Capital PLC 3.63%, 09/11/24(a)(b)	7,848	8,562,248
4.88%, 05/14/25(a)(b)	2,321	2,653,233
5.38%, 04/01/25 (Call 03/01/25)(b)	9,612	11,135,046
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	3,786	4,125,747
Corp. Nacional del Cobre de Chile 3.00%, 07/17/22(b)	60	61,827
4.50%, 09/16/25(b)	10,508	11,916,910
Fresnillo PLC, 5.50%, 11/13/23(b)	3,632	4,040,636
Glencore Finance Canada Ltd., 4.25%, 10/25/22(a)(b)	6,851	7,252,332
Glencore Funding LLC 1.63%, 09/01/25 (Call 08/01/25)(b)	10,195	10,331,227
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	2,926	3,030,476
4.00%, 04/16/25(a)(b)	999	1,110,318
4.13%, 05/30/23(b)	13,962	15,013,384
4.13%, 03/12/24 (Call 02/12/24)(b)	10,856	11,830,310
4.63%, 04/29/24(b)	11,558	12,839,763
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/25 (Call 04/15/25)(a)(b)	12,010	13,165,963
5.71%, 11/15/23(b)	976	1,079,700
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)(a)	5,909	6,704,835

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
MMC Norilsk Nickel OJSC Via MMC Finance DAC 3.38%, 10/28/24 (Call 07/28/24)(b)	$5,000	$5,201,830
6.63%, 10/14/22(b)	9,463	10,209,120
Newmont Corp. 3.50%, 03/15/22 (Call 12/15/21)	991	1,014,538
3.70%, 03/15/23 (Call 12/15/22)	945	994,565
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	14,530	16,132,516
Southern Copper Corp. 3.50%, 11/08/22(a)	1,124	1,175,210
3.88%, 04/23/25	110	121,422

		159,703,156

Oil & Gas — 5.4%
Aker BP ASA 2.88%, 01/15/26 (Call 12/15/25)(b)	87	90,210
3.00%, 01/15/25 (Call 12/15/24)(a)(b)	7,576	7,847,608
4.75%, 06/15/24 (Call 06/15/21)(a)(b)	4,077	4,212,074
BP Capital Markets America Inc. 2.52%, 09/19/22 (Call 08/19/22)(a)	8,245	8,514,091
2.75%, 05/10/23(a)	13,056	13,692,027
2.94%, 04/06/23(a)	7,067	7,445,989
3.19%, 04/06/25 (Call 03/06/25)	10,766	11,623,445
3.22%, 11/28/23 (Call 09/28/23)(a)	7,668	8,208,153
3.22%, 04/14/24 (Call 02/14/24)	7,899	8,481,052
3.25%, 05/06/22	8,394	8,681,555
3.41%, 02/11/26 (Call 12/11/25)	3,566	3,917,335
3.79%, 02/06/24 (Call 01/06/24)	13,808	15,048,696
3.80%, 09/21/25 (Call 07/21/25)	6,773	7,527,500
BP Capital Markets PLC 2.50%, 11/06/22	9,177	9,509,260
2.75%, 05/10/23	1,322	1,391,920
3.25%, 05/06/22	1,199	1,238,817
3.51%, 03/17/25(a)	8,850	9,717,989
3.54%, 11/04/24(a)	8,374	9,222,134
3.81%, 02/10/24(a)	11,331	12,367,085
3.99%, 09/26/23(a)	5,268	5,745,854
4.38%, (Call 06/22/25)(c)(d)	18,894	19,919,377
Canadian Natural Resources Ltd. 2.05%, 07/15/25 (Call 06/15/25)(a)	12,402	12,695,668
2.95%, 01/15/23 (Call 12/15/22)	20,518	21,363,071
3.80%, 04/15/24 (Call 01/15/24)	5,315	5,729,840
3.90%, 02/01/25 (Call 11/01/24)	3,749	4,079,259
Cenovus Energy Inc. 3.00%, 08/15/22 (Call 05/15/22)(a)	5,000	5,128,302
3.80%, 09/15/23 (Call 06/15/23)	5,040	5,325,172
5.38%, 07/15/25 (Call 04/15/25)(a)	8,280	9,375,007
Chevron Corp. 1.14%, 05/11/23(a)	8,010	8,151,639
1.55%, 05/11/25 (Call 04/11/25)	9,644	9,885,226
2.36%, 12/05/22 (Call 09/05/22)	13,370	13,787,654
2.41%, 03/03/22 (Call 01/03/22)	3,045	3,100,436
2.50%, 03/03/22 (Call 02/03/22)	5,068	5,175,040
2.57%, 05/16/23 (Call 03/16/23)	9,856	10,304,921
2.90%, 03/03/24 (Call 01/03/24)(a)	10,488	11,187,549
3.19%, 06/24/23 (Call 03/24/23)(a)	8,427	8,922,594
3.33%, 11/17/25 (Call 08/17/25)	4,655	5,124,929
Chevron USA Inc. 0.33%, 08/12/22(a)	2,088	2,090,814
0.43%, 08/11/23(a)	6,388	6,397,421
0.69%, 08/12/25 (Call 07/12/25)(a)	9,141	9,030,993

Security	Par (000)	Value

Oil & Gas (continued)
3.90%, 11/15/24 (Call 08/15/24)	$4,974	$5,518,602
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)(a)	5,982	6,509,473
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	5,495	5,970,537
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(b)	7,689	7,944,537
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	15,301	15,927,729
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	18,096	19,807,073
CNOOC Finance 2015 USA LLC 3.50%, 05/05/25(a)	16,775	17,940,781
3.75%, 05/02/23(a)	4,515	4,774,161
CNPC General Capital Ltd., 3.40%, 04/16/23(a)(b)	7,927	8,329,538
ConocoPhillips Co. 2.40%, 12/15/22 (Call 09/15/22)(a)	4,577	4,714,823
3.35%, 11/15/24 (Call 08/15/24)(a)	837	911,833
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	500	517,283
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,366	1,600,046
Diamondback Energy Inc. 2.88%, 12/01/24 (Call 11/01/24)(a)	8,830	9,349,663
4.75%, 05/31/25 (Call 04/30/25)(a)	1,449	1,632,664
5.38%, 05/31/25 (Call 03/29/21)	2,205	2,280,857
Ecopetrol SA 4.13%, 01/16/25	10,729	11,480,137
5.88%, 09/18/23(a)	13,134	14,562,322
Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)(b)	505	550,384
Eni SpA, Series X-R, 4.00%, 09/12/23(a)(b)	10,742	11,622,879
EOG Resources Inc. 2.63%, 03/15/23 (Call 12/15/22)	15,261	15,896,577
3.15%, 04/01/25 (Call 01/01/25)	1,709	1,841,959
4.15%, 01/15/26 (Call 10/15/25)	3,866	4,382,292
Equinor ASA 1.75%, 01/22/26 (Call 12/22/25)(a)	5,910	6,093,038
2.45%, 01/17/23(a)	13,284	13,807,283
2.65%, 01/15/24(a)	14,234	15,100,653
2.88%, 04/06/25 (Call 03/06/25)	14,101	15,133,257
3.25%, 11/10/24	9,571	10,410,773
3.70%, 03/01/24	13,377	14,637,644
7.15%, 11/15/25	109	137,525
7.75%, 06/15/23(a)	808	939,458
Exxon Mobil Corp. 1.57%, 04/15/23(a)	7,782	7,975,927
1.90%, 08/16/22	11,185	11,461,274
2.02%, 08/16/24 (Call 07/16/24)(a)	11,322	11,848,777
2.40%, 03/06/22 (Call 01/06/22)(a)	12,428	12,652,979
2.71%, 03/06/25 (Call 12/06/24)(a)	11,754	12,503,153
2.73%, 03/01/23 (Call 01/01/23)(a)	12,602	13,176,756
2.99%, 03/19/25 (Call 02/19/25)	27,203	29,334,813
3.18%, 03/15/24 (Call 12/15/23)	6,882	7,353,157
Gazprom PJSC Via Gaz Capital SA 4.95%, 07/19/22(b)	8,475	8,902,903
6.51%, 03/07/22(b)	7,280	7,676,760
GS Caltex Corp. 3.00%, 06/04/24(b)	821	875,194
3.88%, 06/27/23(b)	1,680	1,799,443
Harvest Operations Corp. 3.00%, 09/21/22(a)(b)	6,325	6,566,710
4.20%, 06/01/23 (Call 05/01/23)(a)(b)	8,418	9,082,562
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	562	624,481
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	2,576	2,729,922

116	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
HollyFrontier Corp., 2.63%, 10/01/23(a)	$5,461	$5,625,565
Husky Energy Inc. 3.95%, 04/15/22 (Call 01/15/22)	3,847	3,946,129
4.00%, 04/15/24 (Call 01/15/24)	3,966	4,242,547
KazMunayGas National Co. JSC, 4.75%, 04/24/25(b)	287	324,719
Marathon Oil Corp. 2.80%, 11/01/22 (Call 08/01/22)	4,146	4,264,327
3.85%, 06/01/25 (Call 03/01/25)	4,791	5,182,018
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	5,886	6,404,702
4.50%, 05/01/23 (Call 04/01/23)	13,715	14,801,096
4.70%, 05/01/25 (Call 04/01/25)	16,984	19,317,690
4.75%, 12/15/23 (Call 10/15/23)	9,440	10,429,931
Pertamina Persero PT 4.30%, 05/20/23(a)(b)	10,152	10,774,157
4.88%, 05/03/22(b)	8,950	9,325,940
Petronas Capital Ltd. 3.13%, 03/18/22(b)	4,063	4,175,951
3.50%, 03/18/25(b)	10,980	11,950,412
Phillips 66 0.90%, 02/15/24 (Call 11/19/21)	667	667,801
3.70%, 04/06/23(a)	3,084	3,284,198
3.85%, 04/09/25 (Call 03/09/25)(a)	12,343	13,607,296
4.30%, 04/01/22	21,354	22,250,120
Pioneer Natural Resources Co. 0.75%, 01/15/24 (Call 01/15/22)	125	124,675
1.13%, 01/15/26 (Call 12/15/25)	507	502,961
4.45%, 01/15/26 (Call 10/15/25)	2,308	2,623,587
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,750	6,315,664
Saudi Arabian Oil Co. 1.63%, 11/24/25 (Call 10/24/25)(a)(b)	10,338	10,453,608
2.75%, 04/16/22(b)	7,325	7,490,320
2.88%, 04/16/24(a)(b)	16,600	17,501,966
Shell International Finance BV 0.38%, 09/15/23	4,811	4,811,165
2.00%, 11/07/24 (Call 10/07/24)(a)	12,927	13,480,402
2.25%, 01/06/23	10,081	10,443,576
2.38%, 08/21/22(a)	4,944	5,095,233
2.38%, 04/06/25 (Call 03/06/25)(a)	19,453	20,546,593
3.25%, 05/11/25(a)	13,259	14,452,655
3.40%, 08/12/23(a)	6,430	6,893,519
3.50%, 11/13/23 (Call 10/13/23)	9,837	10,651,090
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	4,175	4,360,133
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	10,220	10,600,127
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	6,263	6,820,092
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	7,597	8,370,193
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	12,041	12,872,843
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(b)	10,145	10,380,161
3.00%, 04/12/22(b)	6,190	6,328,470
Sinopec Group Overseas Development 2018 Ltd. 2.15%, 05/13/25 (Call 04/13/25)(b)	17,394	17,774,407
2.50%, 08/08/24 (Call 07/08/24)(b)	7,322	7,661,646
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	6,575	6,921,312
3.75%, 09/12/23(b)	2,238	2,394,235
4.13%, 09/12/25(a)(b)	3,591	3,981,952

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development Ltd., 1.45%, 01/08/26 (Call 12/08/25)(b)	$87	$86,112
Suncor Energy Inc. 2.80%, 05/15/23	7,183	7,536,112
3.10%, 05/15/25 (Call 04/15/25)(a)	8,530	9,163,049
3.60%, 12/01/24 (Call 09/01/24)	7,481	8,194,025
Tengizchevroil Finance Co. International Ltd., 2.63%, 08/15/25 (Call 05/15/25)(a)(b)	5,125	5,244,413
Total Capital Canada Ltd., 2.75%, 07/15/23	12,017	12,701,745
Total Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	14,366	15,134,253
2.70%, 01/25/23(a)	5,426	5,670,469
3.70%, 01/15/24(a)	8,660	9,449,582
3.75%, 04/10/24	4,795	5,268,370
Valero Energy Corp. 1.20%, 03/15/24(a)	5,172	5,216,343
2.70%, 04/15/23	6,763	7,050,290
2.85%, 04/15/25 (Call 03/15/25)(a)	17,027	17,967,483
3.65%, 03/15/25	2,060	2,232,178
Woodside Finance Ltd., 3.65%, 03/05/25 (Call 12/05/24)(b)	13,615	14,577,761

		1,232,067,667

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	13,888	14,459,929
COSL Finance BVI Ltd., 3.25%, 09/06/22(a)(b)	8,315	8,547,491
Halliburton Co. 3.50%, 08/01/23 (Call 05/01/23)	7,244	7,689,163
3.80%, 11/15/25 (Call 08/15/25)	6,188	6,893,314
Schlumberger Finance Canada Ltd. 1.40%, 09/17/25 (Call 08/17/25)	1,200	1,209,164
2.65%, 11/20/22 (Call 10/20/22)(b)	11,627	12,035,159
Schlumberger Holdings Corp. 3.63%, 12/21/22 (Call 10/21/22)(b)	224	233,925
3.75%, 05/01/24 (Call 04/01/24)(b)	11,926	12,925,537
4.00%, 12/21/25 (Call 09/21/25)(b)	3,862	4,323,385
Schlumberger Investment SA 2.40%, 08/01/22 (Call 05/01/22)(b)	7,328	7,500,467
3.65%, 12/01/23 (Call 09/01/23)(a)	11,045	11,902,439
TechnipFMC PLC, 3.45%, 10/01/22 (Call 03/18/21)(a)	1,330	1,383,641

		89,103,614

Packaging & Containers — 0.1%
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	97	107,753
Packaging Corp. of America 3.65%, 09/15/24 (Call 06/15/24)	1,797	1,964,701
4.50%, 11/01/23 (Call 08/01/23)	2,520	2,763,543
WestRock RKT LLC 4.00%, 03/01/23 (Call 12/01/22)	97	102,758
4.90%, 03/01/22	1,020	1,066,624
WRKCo Inc. 3.00%, 09/15/24 (Call 07/15/24)(a)	6,419	6,869,419
3.75%, 03/15/25 (Call 01/15/25)(a)	1,989	2,190,572

		15,065,370

Pharmaceuticals — 4.7%
AbbVie Inc. 2.15%, 11/19/21	3,508	3,551,764
2.30%, 11/21/22	23,924	24,695,597
2.60%, 11/21/24 (Call 10/21/24)	28,367	30,160,896
2.85%, 05/14/23 (Call 03/14/23)(a)	8,106	8,489,572

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 11/06/22	$20,610	$21,466,722
3.20%, 11/06/22 (Call 09/06/22)	12,318	12,837,505
3.25%, 10/01/22 (Call 07/01/22)(a)	14,363	14,894,291
3.60%, 05/14/25 (Call 02/14/25)	28,126	30,851,706
3.75%, 11/14/23 (Call 10/14/23)(a)	11,307	12,236,906
3.80%, 03/15/25 (Call 12/15/24)	25,474	28,027,653
3.85%, 06/15/24 (Call 03/15/24)(a)	9,885	10,802,893
AmerisourceBergen Corp. 3.25%, 03/01/25 (Call 12/01/24)(a)	1,668	1,806,396
3.40%, 05/15/24 (Call 02/15/24)(a)	9,132	9,858,740
AstraZeneca PLC 2.38%, 06/12/22 (Call 05/12/22)	8,257	8,455,545
3.38%, 11/16/25(a)	11,688	12,845,855
3.50%, 08/17/23 (Call 07/17/23)(a)	10,128	10,847,454
Bayer U.S. Finance II LLC 3.38%, 07/15/24 (Call 04/15/24)(a)(b)	8,557	9,226,896
3.88%, 12/15/23 (Call 11/15/23)(b)	28,757	31,242,887
4.25%, 12/15/25 (Call 10/15/25)(b)	19,570	22,040,431
5.50%, 08/15/25(b)	726	841,616
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	7,290	7,918,028
Becton Dickinson and Co. 2.89%, 06/06/22 (Call 05/06/22)	20,025	20,602,092
3.30%, 03/01/23 (Call 12/01/22)(a)	418	437,165
3.36%, 06/06/24 (Call 04/06/24)	13,646	14,738,186
3.73%, 12/15/24 (Call 09/15/24)(a)	15,017	16,514,839
Bristol-Myers Squibb Co. 0.54%, 11/13/23 (Call 11/13/21)(a)	380	380,887
0.75%, 11/13/25 (Call 10/13/25)(a)	2,148	2,137,569
2.00%, 08/01/22(a)	2,666	2,728,769
2.60%, 05/16/22	8,311	8,544,697
2.75%, 02/15/23 (Call 01/15/23)(a)	5,748	6,009,668
2.90%, 07/26/24 (Call 06/26/24)(a)	13,920	15,005,266
3.25%, 08/15/22(a)	5,790	6,035,789
3.25%, 02/20/23 (Call 01/20/23)	11,285	11,913,791
3.25%, 11/01/23	479	514,062
3.55%, 08/15/22	12,680	13,272,137
3.88%, 08/15/25 (Call 05/15/25)	4,842	5,432,457
Cardinal Health Inc. 2.62%, 06/15/22 (Call 05/15/22)	10,711	10,982,740
3.08%, 06/15/24 (Call 04/15/24)(a)	5,635	6,020,234
3.20%, 03/15/23(a)	4,449	4,683,323
3.50%, 11/15/24 (Call 08/15/24)(a)	1,650	1,792,758
3.75%, 09/15/25 (Call 06/15/25)(a)	3,709	4,102,258
Cigna Corp. 3.00%, 07/15/23 (Call 05/16/23)(a)	6,645	7,015,815
3.05%, 11/30/22 (Call 10/31/22)(a)	4,269	4,457,475
3.25%, 04/15/25 (Call 01/15/25)	9,510	10,304,525
3.50%, 06/15/24 (Call 03/17/24)	5,201	5,628,716
3.75%, 07/15/23 (Call 06/15/23)	14,755	15,876,429
4.13%, 11/15/25 (Call 09/15/25)(a)	21,261	23,997,415
4.50%, 02/25/26 (Call 11/27/25)	3,167	3,641,759
CVS Health Corp. 2.63%, 08/15/24 (Call 07/15/24)(a)	14,427	15,341,200
2.75%, 12/01/22 (Call 09/01/22)	15,238	15,779,054
3.38%, 08/12/24 (Call 05/12/24)(a)	6,998	7,578,313
3.50%, 07/20/22 (Call 05/20/22)	14,328	14,874,079
3.70%, 03/09/23 (Call 02/09/23)	8,507	9,051,199
3.88%, 07/20/25 (Call 04/20/25)	21,807	24,265,217
4.10%, 03/25/25 (Call 01/25/25)(a)	7,370	8,238,102
4.75%, 12/01/22 (Call 09/01/22)(a)	8,557	9,109,965

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 12/01/24 (Call 09/01/24)(a)	$1,962	$2,242,148
Eli Lilly & Co. 2.35%, 05/15/22(a)	4,828	4,948,523
2.75%, 06/01/25 (Call 03/01/25)(a)	4,572	4,903,264
EMD Finance LLC 2.95%, 03/19/22 (Call 01/19/22)(a)(b)	2,900	2,966,647
3.25%, 03/19/25 (Call 12/19/24)(a)(b)	14,118	15,272,578
Evernorth Health Inc., 3.50%, 06/15/24 (Call 03/17/24)	337	362,383
GlaxoSmithKline Capital Inc. 2.80%, 03/18/23	12,281	12,874,519
3.38%, 05/15/23	8,656	9,230,727
3.63%, 05/15/25(a)	4,646	5,156,608
GlaxoSmithKline Capital PLC 0.53%, 10/01/23 (Call 10/01/22)	2,850	2,857,722
2.85%, 05/08/22(a)	20,230	20,848,529
2.88%, 06/01/22 (Call 05/01/22)	20,614	21,229,646
3.00%, 06/01/24 (Call 05/01/24)(a)	11,684	12,534,713
Johnson & Johnson 0.55%, 09/01/25 (Call 08/01/25)(a)	3,524	3,496,156
2.05%, 03/01/23 (Call 01/01/23)(a)	2,792	2,884,598
2.25%, 03/03/22 (Call 02/03/22)	10,129	10,323,568
2.63%, 01/15/25 (Call 11/15/24)(a)	9,170	9,837,901
3.38%, 12/05/23(a)	3,827	4,164,333
McKesson Corp. 0.90%, 12/03/25 (Call 11/03/25)(a)	1,041	1,024,257
2.70%, 12/15/22 (Call 09/15/22)(a)	5,299	5,481,550
2.85%, 03/15/23 (Call 12/15/22)(a)	8,270	8,619,036
3.80%, 03/15/24 (Call 12/15/23)(a)	6,002	6,532,388
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	4,830	5,456,831
Merck & Co. Inc. 2.40%, 09/15/22 (Call 06/15/22)(a)	3,812	3,921,977
2.75%, 02/10/25 (Call 11/10/24)(a)	12,243	13,102,768
2.80%, 05/18/23(a)	17,405	18,366,211
2.90%, 03/07/24 (Call 02/07/24)(a)	12,399	13,276,928
Mylan Inc. 3.13%, 01/15/23(a)(b)	7,599	7,947,688
4.20%, 11/29/23 (Call 08/29/23)(a)	3,721	4,040,875
Novartis Capital Corp. 1.75%, 02/14/25 (Call 01/14/25)(a)	6,479	6,699,510
2.40%, 05/17/22 (Call 04/17/22)(a)	13,383	13,704,282
2.40%, 09/21/22(a)	6,710	6,928,154
3.00%, 11/20/25 (Call 08/20/25)(a)	6,451	7,015,012
3.40%, 05/06/24	5,999	6,542,719
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)(a)	6,289	6,887,362
Pfizer Inc. 0.80%, 05/28/25 (Call 04/28/25)(a)	7,584	7,601,446
2.80%, 03/11/22(a)	7,209	7,401,151
2.95%, 03/15/24 (Call 02/15/24)(a)	7,814	8,393,908
3.00%, 06/15/23(a)	9,949	10,558,645
3.20%, 09/15/23 (Call 08/15/23)(a)	5,152	5,510,427
3.40%, 05/15/24(a)	5,198	5,673,092
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	8,842	9,443,650
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	14,301	15,100,284
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	15,182	16,708,881

118	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris Inc. 1.13%, 06/22/22(b)	$8,455	$8,528,703
1.65%, 06/22/25 (Call 05/22/25)(b)	7,879	7,998,894
Wyeth LLC 6.45%, 02/01/24	4,695	5,479,969
7.25%, 03/01/23(a)	3,235	3,664,136
Zeneca Wilmington Inc., 7.00%, 11/15/23	410	479,839
Zoetis Inc. 3.25%, 02/01/23 (Call 11/01/22)	14,779	15,468,161
4.50%, 11/13/25 (Call 08/13/25)(a)	6,275	7,180,453

		1,056,981,053

Pipelines — 3.0%
Boardwalk Pipelines LP 3.38%, 02/01/23 (Call 11/01/22)	520	540,792
4.95%, 12/15/24 (Call 09/15/24)	6,136	6,904,037
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/25 (Call 10/02/24)	18,969	21,856,159
7.00%, 06/30/24 (Call 01/01/24)	10,971	12,729,570
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	1,000	1,103,663
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	8,757	9,908,604
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	2,277	2,435,808
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	4,236	5,039,453
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	7,470	7,825,287
2.90%, 07/15/22 (Call 06/15/22)	8,820	9,082,805
3.50%, 06/10/24 (Call 03/10/24)	4,787	5,158,473
4.00%, 10/01/23 (Call 07/01/23)	4,594	4,953,732
Energy Transfer Operating LP 2.90%, 05/15/25 (Call 04/15/25)	13,325	13,975,123
3.60%, 02/01/23 (Call 11/01/22)	12,616	13,244,474
4.05%, 03/15/25 (Call 12/15/24)	10,625	11,553,598
4.25%, 03/15/23 (Call 12/15/22)	7,680	8,137,911
4.50%, 04/15/24 (Call 03/15/24)	10,302	11,295,296
4.75%, 01/15/26 (Call 10/15/25)	4,372	4,889,370
4.90%, 02/01/24 (Call 11/01/23)	2,569	2,812,384
5.88%, 01/15/24 (Call 10/15/23)	3,309	3,715,569
7.60%, 02/01/24 (Call 11/01/23)	1,298	1,485,562
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	11,245	12,110,685
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (Call 08/01/23)	2,394	2,596,609
5.00%, 10/01/22 (Call 07/01/22)	5,070	5,347,245
5.88%, 03/01/22 (Call 12/01/21)	7,071	7,340,848
Enterprise Products Operating LLC 3.35%, 03/15/23 (Call 12/15/22)	23,167	24,311,605
3.70%, 02/15/26 (Call 11/15/25)	200	221,889
3.75%, 02/15/25 (Call 11/15/24)(a)	19,376	21,284,513
3.90%, 02/15/24 (Call 11/15/23)	8,922	9,705,788
Series D, 4.88%, 08/16/77 (Call 08/16/22)(c)	12,070	11,458,053
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	220	245,408
Gray Oak Pipeline LLC 2.00%, 09/15/23(b)	1,204	1,222,505
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	1,592	1,628,084
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/17/22)	4,649	4,795,332

Security	Par (000)	Value

Pipelines (continued)
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	$828	$933,752
Kinder Morgan Energy Partners LP 3.45%, 02/15/23 (Call 11/15/22)	3,142	3,296,544
3.50%, 09/01/23 (Call 06/01/23)	6,087	6,488,066
3.95%, 09/01/22 (Call 06/01/22)(a)	13,267	13,837,844
4.15%, 03/01/22	653	677,797
4.15%, 02/01/24 (Call 11/01/23)	6,308	6,873,567
4.25%, 09/01/24 (Call 06/01/24)	6,476	7,187,641
4.30%, 05/01/24 (Call 02/01/24)	7,405	8,146,239
Kinder Morgan Inc. 3.15%, 01/15/23 (Call 12/15/22)	14,658	15,370,037
4.30%, 06/01/25 (Call 03/01/25)	16,525	18,515,180
Kinder Morgan Inc./DE, 5.63%, 11/15/23 (Call 08/15/23)(b)	6,114	6,815,442
Magellan Midstream Partners LP, 3.20%, 03/15/25 (Call 12/15/24)	100	105,963
Midwest Connector Capital Co. LLC 3.63%, 04/01/22 (Call 03/01/22)(a)(b)	7,461	7,555,620
3.90%, 04/01/24 (Call 03/01/24)(b)	5,221	5,348,202
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	3,070	3,093,636
3.38%, 03/15/23 (Call 02/15/23)	11,497	12,054,672
3.50%, 12/01/22 (Call 11/01/22)	4,296	4,500,548
4.00%, 02/15/25 (Call 11/15/24)	4,611	5,052,223
4.50%, 07/15/23 (Call 04/15/23)	7,805	8,427,780
4.88%, 12/01/24 (Call 09/01/24)	10,787	12,194,640
4.88%, 06/01/25 (Call 03/01/25)	14,147	16,033,113
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(b)	1,251	1,302,497
ONEOK Inc. 2.20%, 09/15/25 (Call 08/15/25)(a)	3,999	4,117,816
2.75%, 09/01/24 (Call 08/01/24)	6,303	6,648,629
5.85%, 01/15/26 (Call 12/15/25)(a)	1,611	1,907,105
7.50%, 09/01/23 (Call 06/01/23)	2,306	2,641,671
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	10,067	10,421,233
4.90%, 03/15/25 (Call 12/15/24)	1,876	2,101,678
5.00%, 09/15/23 (Call 06/15/23)	668	729,159
Phillips 66 Partners LP 2.45%, 12/15/24 (Call 11/15/24)(a)	9,677	10,143,077
3.61%, 02/15/25 (Call 11/15/24)	2,121	2,284,150
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/23 (Call 10/31/22)	4,287	4,392,666
3.60%, 11/01/24 (Call 08/01/24)	6,316	6,759,998
3.65%, 06/01/22 (Call 03/01/22)	7,290	7,486,286
3.85%, 10/15/23 (Call 07/15/23)	6,209	6,607,592
4.65%, 10/15/25 (Call 07/15/25)	5,240	5,810,669
Sabine Pass Liquefaction LLC 5.63%, 04/15/23 (Call 01/15/23)	16,288	17,747,961
5.63%, 03/01/25 (Call 12/01/24)	15,521	17,893,586
5.75%, 05/15/24 (Call 02/15/24)	14,324	16,283,617
6.25%, 03/15/22 (Call 12/15/21)	12,617	13,173,397
Spectra Energy Partners LP 3.50%, 03/15/25 (Call 12/15/24)	2,539	2,746,154
4.75%, 03/15/24 (Call 12/15/23)	8,788	9,737,027
Sunoco Logistics Partners Operations LP 3.45%, 01/15/23 (Call 10/15/22)	1,560	1,623,840
4.25%, 04/01/24 (Call 01/01/24)	3,100	3,357,675
5.95%, 12/01/25 (Call 09/01/25)	1,160	1,368,708
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	1,355	1,509,105

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP, 2.80%, 10/15/22 (Call 07/15/22)(b)	$4,855	$5,005,458
TransCanada PipeLines Ltd. 2.50%, 08/01/22	13,046	13,429,098
3.75%, 10/16/23 (Call 07/16/23)	5,829	6,266,834
4.88%, 01/15/26 (Call 10/15/25)(a)	993	1,154,476
Transcanada Trust, 5.63%, 05/20/75 (Call 05/20/25)(c)	5,000	5,385,000
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	3,205	4,123,132
Williams Companies Inc. (The) 3.35%, 08/15/22 (Call 05/15/22)	4,655	4,813,030
3.60%, 03/15/22 (Call 01/15/22)	16,729	17,175,343
3.70%, 01/15/23 (Call 10/15/22)(a)	9,494	9,974,551
3.90%, 01/15/25 (Call 10/15/24)	7,625	8,315,920
4.00%, 09/15/25 (Call 06/15/25)	3,005	3,334,116
4.30%, 03/04/24 (Call 12/04/23)	10,714	11,715,999
4.50%, 11/15/23 (Call 08/15/23)	5,436	5,948,363
4.55%, 06/24/24 (Call 03/24/24)	10,810	12,015,204

		690,876,560

Private Equity — 0.0%
Owl Rock Technology Finance Corp., 4.75%, 12/15/25 (Call 11/15/25)(a)(b)	1,661	1,779,749

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	1,939	2,132,794
Jones Lang LaSalle Inc., 4.40%, 11/15/22 (Call 08/15/22)	150	158,065
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(a)(b)	650	676,878
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	844	866,841
Vonovia Finance BV, 5.00%, 10/02/23(a)(b)	2,210	2,341,098

		6,175,676

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc. 3.45%, 04/30/25 (Call 02/28/25)(a)	6,957	7,620,474
4.30%, 01/15/26 (Call 10/15/25)(a)	827	942,094
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)(a)	2,244	2,383,899
4.13%, 07/01/24 (Call 04/01/24)	4,052	4,437,862
American Tower Corp. 0.60%, 01/15/24(a)	9,112	9,105,834
1.30%, 09/15/25 (Call 08/15/25)(a)	2,981	2,996,976
2.40%, 03/15/25 (Call 02/15/25)	7,759	8,127,092
2.95%, 01/15/25 (Call 12/15/24)(a)	6,275	6,705,845
3.00%, 06/15/23(a)	8,909	9,414,665
3.38%, 05/15/24 (Call 04/15/24)(a)	8,018	8,641,610
3.50%, 01/31/23	15,450	16,336,025
4.00%, 06/01/25 (Call 03/01/25)	5,536	6,134,908
4.40%, 02/15/26 (Call 11/15/25)	1,615	1,827,960
4.70%, 03/15/22(a)	4,014	4,193,107
5.00%, 02/15/24(a)	9,463	10,618,739
AvalonBay Communities Inc. 2.85%, 03/15/23 (Call 12/15/22)(a)	236	245,931
2.95%, 09/15/22 (Call 06/15/22)(a)	1,034	1,066,044
3.45%, 06/01/25 (Call 03/03/25)(a)	4,681	5,123,934
3.50%, 11/15/24 (Call 08/15/24)(a)	2,449	2,688,612
3.50%, 11/15/25 (Call 08/15/25)(a)	824	908,031

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.20%, 12/15/23 (Call 09/16/23)(a)	$7,924	$8,665,278
Boston Properties LP 3.13%, 09/01/23 (Call 06/01/23)(a)	1,885	1,992,944
3.20%, 01/15/25 (Call 10/15/24)	3,371	3,623,813
3.65%, 02/01/26 (Call 11/03/25)	3,836	4,262,726
3.80%, 02/01/24 (Call 11/01/23)	4,877	5,277,854
3.85%, 02/01/23 (Call 11/01/22)	18,508	19,544,726
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)(a)	398	427,871
Brixmor Operating Partnership LP 3.25%, 09/15/23 (Call 07/15/23)(a)	7,511	7,953,545
3.65%, 06/15/24 (Call 04/15/24)(a)	1,345	1,455,692
3.85%, 02/01/25 (Call 11/01/24)	6,483	7,055,253
Camden Property Trust 2.95%, 12/15/22 (Call 09/15/22)(a)	165	171,377
3.50%, 09/15/24 (Call 06/15/24)	394	426,833
4.25%, 01/15/24 (Call 10/15/23)	506	550,519
4.88%, 06/15/23 (Call 03/15/23)(a)	5,263	5,711,922
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	13,195	14,098,767
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)(a)	1,747	1,855,990
Corporate Office Properties LP 3.60%, 05/15/23 (Call 02/15/23)(a)	2,252	2,380,692
5.00%, 07/01/25 (Call 04/01/25)(a)	100	113,320
5.25%, 02/15/24 (Call 11/15/23)(a)	1,150	1,274,547
Crown Castle International Corp. 1.05%, 07/15/26 (Call 06/15/26)	15,000	14,680,762
1.35%, 07/15/25 (Call 06/15/25)(a)	7,143	7,187,101
3.15%, 07/15/23 (Call 06/15/23)(a)	6,661	7,038,889
3.20%, 09/01/24 (Call 07/01/24)	3,830	4,135,245
4.45%, 02/15/26 (Call 11/15/25)	3,127	3,554,394
5.25%, 01/15/23	18,970	20,578,063
CubeSmart LP 4.00%, 11/15/25 (Call 08/15/25)	251	279,162
4.38%, 12/15/23 (Call 09/15/23)(a)	535	583,755
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	6,429	6,813,068
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)(a)	821	942,831
Duke Realty LP 3.63%, 04/15/23 (Call 01/15/23)(a)	5,392	5,693,624
3.75%, 12/01/24 (Call 09/01/24)(a)	713	785,401
Equinix Inc. 1.00%, 09/15/25 (Call 08/15/25)(a)	14,229	14,043,311
1.25%, 07/15/25 (Call 06/15/25)	12,202	12,190,992
2.63%, 11/18/24 (Call 10/18/24)	6,115	6,485,939
ERP Operating LP 3.00%, 04/15/23 (Call 01/15/23)(a)	6,639	6,973,647
3.38%, 06/01/25 (Call 03/01/25)(a)	1,250	1,360,311
Essex Portfolio LP 3.25%, 05/01/23 (Call 02/01/23)(a)	2,043	2,148,311
3.38%, 01/15/23 (Call 10/15/22)	585	611,208
3.50%, 04/01/25 (Call 01/01/25)	860	936,514
3.88%, 05/01/24 (Call 02/01/24)(a)	3,917	4,258,829
Federal Realty Investment Trust 1.25%, 02/15/26 (Call 01/15/26)(a)	225	225,194
2.75%, 06/01/23 (Call 03/01/23)	575	599,377
3.95%, 01/15/24 (Call 10/15/23)(a)	1,628	1,773,052

120	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc. 3.35%, 09/01/24 (Call 08/01/24)(a)	$1,259	$1,336,907
5.25%, 06/01/25 (Call 03/01/25)	8,295	9,358,585
5.38%, 11/01/23 (Call 08/01/23)(a)	2,653	2,899,729
Healthcare Realty Trust Inc., 3.88%, 05/01/25 (Call 02/01/25)(a)	680	743,836
Healthpeak Properties Inc. 3.40%, 02/01/25 (Call 11/01/24)	7,132	7,730,195
4.00%, 06/01/25 (Call 03/01/25)(a)	3,726	4,155,076
Highwoods Realty LP, 3.63%, 01/15/23 (Call 10/15/22)(a)	2,068	2,153,254
Host Hotels & Resorts LP 3.88%, 04/01/24 (Call 02/01/24)(a)	2,828	2,999,815
Series D, 3.75%, 10/15/23 (Call 07/15/23)(a)	3,189	3,385,195
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	3,317	3,565,797
Kilroy Realty LP 3.45%, 12/15/24 (Call 09/15/24)	2,570	2,771,545
3.80%, 01/15/23 (Call 10/15/22)	220	230,300
4.38%, 10/01/25 (Call 07/01/25)	485	536,811
Kimco Realty Corp. 2.70%, 03/01/24 (Call 01/01/24)	1,777	1,874,075
3.13%, 06/01/23 (Call 03/01/23)(a)	2,435	2,562,781
3.30%, 02/01/25 (Call 12/01/24)	5,293	5,725,405
3.40%, 11/01/22 (Call 09/01/22)	5,761	6,000,121
Mid-America Apartments LP 3.75%, 06/15/24 (Call 03/15/24)(a)	495	537,105
4.00%, 11/15/25 (Call 08/15/25)(a)	1,799	2,009,170
4.30%, 10/15/23 (Call 07/15/23)(a)	173	187,651
National Retail Properties Inc. 3.30%, 04/15/23 (Call 01/15/23)(a)	1,552	1,633,378
3.90%, 06/15/24 (Call 03/15/24)(a)	2,389	2,608,346
4.00%, 11/15/25 (Call 08/15/25)(a)	1,530	1,698,214
Office Properties Income Trust 4.00%, 07/15/22 (Call 06/15/22)(a)	3,996	4,104,617
4.25%, 05/15/24 (Call 02/15/24)	3,866	4,086,089
4.50%, 02/01/25 (Call 11/01/24)	1,196	1,275,238
Omega Healthcare Investors Inc. 4.38%, 08/01/23 (Call 06/01/23)(a)	3,857	4,163,757
4.50%, 01/15/25 (Call 10/15/24)(a)	1,641	1,787,862
4.95%, 04/01/24 (Call 01/01/24)	753	826,043
5.25%, 01/15/26 (Call 10/15/25)(a)	2,049	2,327,961
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	75	78,215
Post Apartment Homes LP, 3.38%, 12/01/22 (Call 09/01/22)	530	551,232
Prologis LP, 3.75%, 11/01/25 (Call 03/08/21)(a)	654	735,814
Public Storage 0.88%, 02/15/26 (Call 01/15/26)	142	140,376
2.37%, 09/15/22 (Call 08/15/22)(a)	6,021	6,199,687
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)(a)	4,517	4,639,889
Realty Income Corp. 0.75%, 03/15/26 (Call 02/15/26)	3,170	3,104,227
3.88%, 07/15/24 (Call 04/15/24)	2,882	3,163,558
3.88%, 04/15/25 (Call 02/15/25)(a)	1,784	1,979,246
4.65%, 08/01/23 (Call 05/01/23)	6,008	6,550,796
Regency Centers LP, 3.90%, 11/01/25
(Call 08/01/25)(a)	250	273,931
Retail Opportunity Investments Partnership LP 4.00%, 12/15/24 (Call 09/15/24)(a)	125	132,950
5.00%, 12/15/23 (Call 09/15/23)(a)	2,071	2,245,259

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)(a)	$375	$394,598
Sabra Health Care LP, 4.80%, 06/01/24
(Call 05/01/24)(a)	3,956	4,322,000
Scentre Group Trust 1/Scentre Group Trust 2 3.25%, 10/28/25 (Call 07/30/25)(a)(b)	88	93,776
3.50%, 02/12/25 (Call 11/14/24)(b)	8,679	9,282,184
3.63%, 01/28/26 (Call 12/28/25)(b)	5,205	5,657,901
Simon Property Group LP 2.00%, 09/13/24 (Call 06/13/24)(a)	11,428	11,891,652
2.63%, 06/15/22 (Call 03/15/22)	3,542	3,627,392
2.75%, 02/01/23 (Call 11/01/22)	5,592	5,815,080
2.75%, 06/01/23 (Call 03/01/23)(a)	12,982	13,595,600
3.30%, 01/15/26 (Call 10/15/25)	5,842	6,341,723
3.38%, 10/01/24 (Call 07/01/24)(a)	9,482	10,271,764
3.50%, 09/01/25 (Call 06/01/25)(a)	3,724	4,058,537
3.75%, 02/01/24 (Call 11/01/23)(a)	8,108	8,760,476
SITE Centers Corp. 3.63%, 02/01/25 (Call 11/01/24)	4,946	5,156,588
4.25%, 02/01/26 (Call 11/01/25)	1,656	1,775,176
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	7,215	7,486,605
SL Green Realty Corp., 4.50%, 12/01/22
(Call 09/01/22)(a)	1,043	1,097,676
Tanger Properties LP 3.75%, 12/01/24 (Call 09/01/24)(a)	1,690	1,809,610
3.88%, 12/01/23 (Call 09/01/23)(a)	3,063	3,215,815
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(b)	2,500	2,781,250
UDR Inc., 4.00%, 10/01/25 (Call 03/15/21)	39	44,149
Ventas Realty LP 2.65%, 01/15/25 (Call 12/15/24)	2,572	2,717,181
3.10%, 01/15/23 (Call 03/15/21)(a)	1,331	1,396,461
3.13%, 06/15/23 (Call 03/15/23)	9,625	10,117,215
3.50%, 04/15/24 (Call 03/15/24)	8,495	9,194,124
3.50%, 02/01/25 (Call 11/01/24)	2,817	3,058,648
3.75%, 05/01/24 (Call 02/01/24)	1,994	2,162,594
4.13%, 01/15/26 (Call 10/15/25)(a)	2,637	2,983,898
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	1,984	2,050,178
VEREIT Operating Partnership LP 4.60%, 02/06/24 (Call 11/06/23)(a)	4,954	5,446,404
4.63%, 11/01/25 (Call 09/01/25)(a)	5,088	5,813,674
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	5,619	5,966,385
WEA Finance LLC, 3.15%, 04/05/22
(Call 03/05/22)(a)(b)	786	803,781
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)(b)	9,656	10,275,953
Weingarten Realty Investors 3.38%, 10/15/22 (Call 07/15/22)(a)	725	748,054
3.50%, 04/15/23 (Call 01/15/23)(a)	2,029	2,132,826
Welltower Inc. 3.63%, 03/15/24 (Call 02/15/24)(a)	11,093	12,031,742
3.75%, 03/15/23 (Call 12/15/22)(a)	1,992	2,108,347
3.95%, 09/01/23 (Call 08/01/23)	100	108,089
4.00%, 06/01/25 (Call 03/01/25)	9,869	10,983,375
4.50%, 01/15/24 (Call 10/15/23)	1,205	1,323,371
Weyerhaeuser Co., 8.50%, 01/15/25(a)	1,265	1,608,406

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc. 4.00%, 02/01/25 (Call 11/01/24)	$121	$132,845
4.60%, 04/01/24 (Call 01/01/24)	2,812	3,113,541

		639,068,973

Retail — 2.1%
7-Eleven Inc. 0.63%, 02/10/23 (Call 02/10/22)(b)	13,100	13,123,220
0.80%, 02/10/24 (Call 02/10/22)(b)	11,372	11,381,587
0.95%, 02/10/26 (Call 01/10/26)(b)	5,950	5,859,488
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(b)	4,048	4,163,023
AutoNation Inc. 3.50%, 11/15/24 (Call 09/15/24)(a)	3,753	4,060,627
4.50%, 10/01/25 (Call 07/01/25)(a)	525	589,893
AutoZone Inc. 2.88%, 01/15/23 (Call 10/15/22)(a)	409	425,220
3.13%, 07/15/23 (Call 04/15/23)(a)	979	1,034,307
3.13%, 04/18/24 (Call 03/18/24)(a)	8,663	9,295,307
3.25%, 04/15/25 (Call 01/15/25)(a)	1,018	1,101,683
3.63%, 04/15/25 (Call 03/15/25)(a)	8,162	8,974,774
3.70%, 04/15/22 (Call 01/15/22)(a)	5,012	5,157,956
Costco Wholesale Corp. 2.30%, 05/18/22 (Call 04/18/22)(a)	4,489	4,595,718
2.75%, 05/18/24 (Call 03/18/24)(a)	8,110	8,684,090
Dollar General Corp. 3.25%, 04/15/23 (Call 01/15/23)(a)	8,857	9,330,197
4.15%, 11/01/25 (Call 08/01/25)(a)	1,942	2,197,352
Dollar Tree Inc. 3.70%, 05/15/23 (Call 04/15/23)	18,314	19,500,103
4.00%, 05/15/25 (Call 03/15/25)	10,070	11,203,319
Falabella SA 3.75%, 04/30/23(a)(b)	236	248,570
4.38%, 01/27/25 (Call 10/27/24)(a)(b)	6,300	6,920,182
Home Depot Inc. (The) 2.63%, 06/01/22 (Call 05/01/22)	6,151	6,321,179
2.70%, 04/01/23 (Call 01/01/23)(a)	5,523	5,760,769
3.25%, 03/01/22	7,634	7,863,846
3.35%, 09/15/25 (Call 06/15/25)(a)	7,671	8,457,369
3.75%, 02/15/24 (Call 11/15/23)(a)	9,144	9,952,736
Kohl’s Corp. 4.25%, 07/17/25 (Call 04/17/25)(a)	235	255,892
9.50%, 05/15/25 (Call 04/15/25)(a)	918	1,185,580
Lowe’s Companies Inc. 3.12%, 04/15/22 (Call 01/15/22)	7,777	7,967,197
3.13%, 09/15/24 (Call 06/15/24)(a)	7,479	8,093,187
3.38%, 09/15/25 (Call 06/15/25)(a)	3,504	3,847,613
3.88%, 09/15/23 (Call 06/15/23)(a)	5,277	5,681,068
4.00%, 04/15/25 (Call 03/15/25)(a)	13,815	15,404,495
McDonald’s Corp. 1.45%, 09/01/25 (Call 08/01/25)(a)	982	1,000,201
3.25%, 06/10/24(a)	1,984	2,151,202
3.30%, 07/01/25 (Call 06/01/25)(a)	12,702	13,873,349
3.35%, 04/01/23 (Call 03/01/23)	19,917	21,081,904
3.38%, 05/26/25 (Call 02/26/25)(a)	7,379	8,064,585
3.70%, 01/30/26 (Call 10/30/25)(a)	3,849	4,297,648
Nordstrom Inc., 8.75%, 05/15/25 (Call 05/15/22)(b)	200	222,962
O’Reilly Automotive Inc. 3.80%, 09/01/22 (Call 06/01/22)	757	785,220
3.85%, 06/15/23 (Call 03/15/23)(a)	247	263,281

Security	Par (000)	Value

Retail (continued)
Ross Stores Inc. 0.88%, 04/15/26 (Call 03/15/26)(a)	$7,000	$6,882,619
3.38%, 09/15/24 (Call 06/15/24)	1,891	2,024,233
4.60%, 04/15/25 (Call 03/15/25)	14,125	16,036,337
Starbucks Corp. 1.30%, 05/07/22	2,688	2,717,851
2.70%, 06/15/22 (Call 04/15/22)	10,670	10,963,840
3.10%, 03/01/23 (Call 02/01/23)	16,658	17,521,268
3.80%, 08/15/25 (Call 06/15/25)(a)	6,873	7,672,312
3.85%, 10/01/23 (Call 07/01/23)(a)	2,764	2,981,219
Target Corp. 2.25%, 04/15/25 (Call 03/15/25)(a)	12,903	13,587,281
3.50%, 07/01/24(a)	6,994	7,680,415
TJX Companies Inc. (The) 2.50%, 05/15/23 (Call 02/15/23)(a)	5,588	5,824,016
3.50%, 04/15/25 (Call 03/15/25)	9,482	10,400,152
Walgreen Co., 3.10%, 09/15/22	11,566	12,033,034
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	7,305	8,038,601
Walmart Inc. 2.35%, 12/15/22 (Call 11/15/22)(a)	14,355	14,871,716
2.55%, 04/11/23 (Call 01/11/23)(a)	16,582	17,290,358
2.65%, 12/15/24 (Call 10/15/24)(a)	9,675	10,399,360
2.85%, 07/08/24 (Call 06/08/24)	13,160	14,168,937
3.30%, 04/22/24 (Call 01/22/24)(a)	13,329	14,411,400
3.40%, 06/26/23 (Call 05/26/23)(a)	16,599	17,745,281
3.55%, 06/26/25 (Call 04/26/25)(a)	11,341	12,617,822

		486,245,951

Savings & Loans — 0.2%
Nationwide Building Society 0.55%, 01/22/24(b)	400	399,290
2.00%, 01/27/23(b)	4,378	4,513,656
3.62%, 04/26/23 (Call 04/26/22)(b)(c)	6,855	7,090,687
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	10,311	10,942,387
3.90%, 07/21/25(b)	6,368	7,128,049
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(c)	1,724	1,871,261
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	4,727	4,947,999

		36,893,329

Semiconductors — 1.5%
Altera Corp., 4.10%, 11/15/23(a)	1,659	1,819,811
Analog Devices Inc. 2.88%, 06/01/23 (Call 03/01/23)(a)	2,087	2,187,037
2.95%, 04/01/25 (Call 03/01/25)	2,393	2,574,969
3.13%, 12/05/23 (Call 10/05/23)	9,619	10,281,571
3.90%, 12/15/25 (Call 09/15/25)	231	258,829
Applied Materials Inc., 3.90%, 10/01/25
(Call 07/01/25)(a)	3,033	3,409,316
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)(a)	7,904	8,460,298
3.63%, 01/15/24 (Call 11/15/23)	14,252	15,345,144
Broadcom Inc. 3.15%, 11/15/25 (Call 10/15/25)	13,210	14,207,172
3.63%, 10/15/24 (Call 09/15/24)(a)	11,537	12,589,051
4.70%, 04/15/25 (Call 03/15/25)	19,417	21,917,070
Intel Corp. 2.35%, 05/11/22 (Call 04/11/22)	6,274	6,417,534
2.70%, 12/15/22(a)	5,139	5,360,520
2.88%, 05/11/24 (Call 03/11/24)(a)	6,773	7,262,674

122	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.10%, 07/29/22(a)	$3,450	$3,587,545
3.40%, 03/25/25 (Call 02/25/25)	10,993	12,042,283
3.70%, 07/29/25 (Call 04/29/25)	10,543	11,712,580
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	13,688	15,426,039
Lam Research Corp., 3.80%, 03/15/25
(Call 12/15/24)(a)	2,063	2,280,798
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)(a)	5,080	5,467,360
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	4,224	4,427,513
Microchip Technology Inc. 0.97%, 02/15/24(b)	524	525,889
2.67%, 09/01/23(a)(b)	3,982	4,167,823
4.33%, 06/01/23 (Call 05/01/23)	11,372	12,280,364
Micron Technology Inc. 2.50%, 04/24/23(a)	13,662	14,231,165
4.64%, 02/06/24 (Call 01/06/24)	6,175	6,817,530
4.98%, 02/06/26 (Call 12/06/25)	2,825	3,275,666
NXP BV/NXP Funding LLC 3.88%, 09/01/22(a)(b)	15,241	15,958,464
4.63%, 06/01/23(a)(b)	14,183	15,433,815
4.88%, 03/01/24 (Call 02/01/24)(b)	9,380	10,465,555
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(a)(b)	13,083	13,834,852
QUALCOMM Inc. 2.60%, 01/30/23 (Call 12/30/22)(a)	17,442	18,175,862
2.90%, 05/20/24 (Call 03/20/24)(a)	13,284	14,220,287
3.00%, 05/20/22(a)	6,585	6,809,046
3.45%, 05/20/25 (Call 02/20/25)(a)	2,953	3,243,958
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	5,740	5,881,163
1.85%, 05/15/22 (Call 04/15/22)(a)	4,048	4,120,117
2.25%, 05/01/23 (Call 02/01/23)	2,855	2,958,956
2.63%, 05/15/24 (Call 03/15/24)	3,032	3,223,510
TSMC Global Ltd., 0.75%, 09/28/25 (Call 08/28/25)(b)	5,577	5,476,675
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	6,878	7,344,339

		335,480,150

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	745	821,090

Software — 1.8%
Adobe Inc. 1.70%, 02/01/23	7,145	7,337,590
1.90%, 02/01/25 (Call 01/01/25)	6,811	7,100,178
3.25%, 02/01/25 (Call 11/01/24)(a)	5,443	5,924,744
Autodesk Inc. 3.60%, 12/15/22 (Call 09/15/22)	1,100	1,145,368
4.38%, 06/15/25 (Call 03/15/25)(a)	175	197,302
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	1,366	1,521,820
Fidelity National Information Services Inc. 0.60%, 03/01/24	4,430	4,425,364
1.15%, 03/01/26 (Call 02/01/26)	7,850	7,813,887
3.50%, 04/15/23 (Call 01/15/23)	9,125	9,645,860
3.88%, 06/05/24 (Call 03/05/24)(a)	328	359,963
5.00%, 10/15/25 (Call 07/15/25)(a)	311	359,880
Fiserv Inc. 2.75%, 07/01/24 (Call 06/01/24)	19,416	20,645,552
3.50%, 10/01/22 (Call 07/01/22)(a)	6,411	6,674,984

Security	Par (000)	Value

Software (continued)
3.80%, 10/01/23 (Call 09/01/23)(a)	$10,396	$11,246,580
3.85%, 06/01/25 (Call 03/01/25)	4,256	4,697,541
Infor Inc. 1.45%, 07/15/23 (Call 06/15/23)(b)	533	542,532
1.75%, 07/15/25 (Call 06/15/25)(b)	2,133	2,175,114
Intuit Inc. 0.65%, 07/15/23(a)	8,106	8,165,169
0.95%, 07/15/25 (Call 06/15/25)	10,494	10,516,385
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)(a)	7,943	8,259,008
2.13%, 11/15/22(a)	5,060	5,222,589
2.38%, 05/01/23 (Call 02/01/23)(a)	12,491	13,007,782
2.65%, 11/03/22 (Call 09/03/22)	8,187	8,472,214
2.70%, 02/12/25 (Call 11/12/24)(a)	10,741	11,493,983
2.88%, 02/06/24 (Call 12/06/23)(a)	15,809	16,915,443
3.13%, 11/03/25 (Call 08/03/25)(a)	2,865	3,144,892
3.63%, 12/15/23 (Call 09/15/23)(a)	19,566	21,217,148
Oracle Corp. 2.40%, 09/15/23 (Call 07/15/23)(a)	22,072	23,149,427
2.50%, 05/15/22 (Call 03/15/22)(a)	23,223	23,759,089
2.50%, 10/15/22(a)	25,617	26,539,742
2.50%, 04/01/25 (Call 03/01/25)(a)	25,743	27,286,606
2.63%, 02/15/23 (Call 01/15/23)(a)	15,936	16,631,275
2.95%, 11/15/24 (Call 09/15/24)(a)	21,707	23,425,231
2.95%, 05/15/25 (Call 02/15/25)(a)	7,145	7,685,512
3.40%, 07/08/24 (Call 04/08/24)(a)	10,795	11,721,287
3.63%, 07/15/23(a)	10,101	10,885,573
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a) .	18,067	19,130,430
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)(a)	16,029	16,591,095
4.50%, 05/15/25 (Call 04/15/25)(a)	7,853	8,831,094

		413,865,233

Telecommunications — 1.9%
America Movil SAB de CV, 3.13%, 07/16/22	1,581	1,636,685
AT&T Inc. 2.63%, 12/01/22 (Call 09/01/22)(a)	5,095	5,265,415
3.00%, 06/30/22 (Call 04/30/22)	16,178	16,674,341
3.40%, 05/15/25 (Call 02/15/25)(a)	12,877	14,078,517
3.60%, 07/15/25 (Call 04/15/25)	1,125	1,243,365
3.80%, 03/01/24 (Call 01/01/24)	201	217,833
3.88%, 01/15/26 (Call 10/15/25)(a)	2,352	2,642,740
3.90%, 03/11/24 (Call 12/11/23)(a)	10,792	11,727,931
3.95%, 01/15/25 (Call 10/15/24)(a)	7,144	7,901,061
4.05%, 12/15/23	5,423	5,958,936
4.13%, 02/17/26 (Call 11/17/25)(a)	10,141	11,497,187
4.45%, 04/01/24 (Call 01/01/24)	11,995	13,265,532
Bharti Airtel International Netherlands BV 5.13%, 03/11/23(b)	165	176,557
5.35%, 05/20/24(a)(b)	5,515	6,126,546
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	225	243,458
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	10,435	11,520,503
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)(a)	6,351	6,649,195
2.60%, 02/28/23	1,753	1,828,785
3.00%, 06/15/22(a)	3,082	3,187,160
3.50%, 06/15/25(a)	4,940	5,494,347
3.63%, 03/04/24(a)	8,581	9,408,239
Corning Inc. 2.90%, 05/15/22 (Call 03/15/22)(a)	2,202	2,258,837

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.70%, 11/15/23 (Call 08/15/23)(a)	$3,324	$3,575,272
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(a)(b)	4,809	5,026,832
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24 (Call 07/30/24)(b)	465	504,458
Juniper Networks Inc., 1.20%, 12/10/25
(Call 11/10/25)(a)	1,354	1,353,498
KT Corp., 2.63%, 08/07/22(b)	400	411,370
Motorola Solutions Inc. 3.50%, 03/01/23	558	588,678
4.00%, 09/01/24	5,263	5,833,742
7.50%, 05/15/25	55	65,043
Ooredoo International Finance Ltd. 3.25%, 02/21/23(a)(b)	8,360	8,725,750
5.00%, 10/19/25(b)	10,000	11,587,660
Rogers Communications Inc. 3.00%, 03/15/23 (Call 12/15/22)(a)	3,224	3,370,621
3.63%, 12/15/25 (Call 09/15/25)(a)	4,158	4,609,662
4.10%, 10/01/23 (Call 07/01/23)(a)	10,337	11,240,581
SES SA, 3.60%, 04/04/23(b)	5,030	5,309,204
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	450	479,588
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	695	719,586
Telefonica Emisiones SA, 4.57%, 04/27/23(a)	8,257	8,967,646
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	1,264	1,362,646
T-Mobile USA Inc. 1.50%, 02/15/26 (Call 01/15/26)(b)	2,334	2,326,260
3.50%, 04/15/25 (Call 03/15/25)(a)(b)	30,431	32,902,910
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	34,682	34,177,161
2.45%, 11/01/22 (Call 08/01/22)(a)	13,103	13,480,588
2.95%, 03/15/22(a)	5,879	6,041,314
3.38%, 02/15/25(a)	22,677	24,755,001
3.50%, 11/01/24 (Call 08/01/24)(a)	11,846	12,953,571
4.15%, 03/15/24 (Call 12/15/23)(a)	5,486	5,998,123
5.15%, 09/15/23	26,067	29,088,951
Vodafone Group PLC 2.50%, 09/26/22(a)	3,936	4,063,003
2.95%, 02/19/23	7,520	7,882,044
3.75%, 01/16/24(a)	23,208	25,314,752
4.13%, 05/30/25	10,583	11,900,471

		423,619,156

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23
(Call 11/01/22)(a)	7,319	7,706,387

Toys, Games & Hobbies — 0.0%
Hasbro Inc. 2.60%, 11/19/22(a)	2,916	3,014,561
3.00%, 11/19/24 (Call 10/19/24)	6,060	6,493,245

		9,507,806

Transportation — 1.4%
AP Moller - Maersk A/S 3.75%, 09/22/24 (Call 06/22/24)(a)(b)	1,086	1,178,100
3.88%, 09/28/25 (Call 06/28/25)(a)(b)	3,172	3,494,117
Burlington Northern Santa Fe LLC 3.00%, 03/15/23 (Call 12/15/22)(a)	4,748	4,970,445
3.00%, 04/01/25 (Call 01/01/25)(a)	5,035	5,425,894
3.05%, 03/15/22 (Call 12/15/21)	2,518	2,572,017
3.05%, 09/01/22 (Call 06/01/22)(a)	7,555	7,813,555
3.40%, 09/01/24 (Call 06/01/24)	8,928	9,722,693

Security	Par (000)	Value

Transportation (continued)
3.65%, 09/01/25 (Call 06/01/25)(a)	$4,468	$4,957,271
3.75%, 04/01/24 (Call 01/01/24)(a)	4,480	4,872,820
3.85%, 09/01/23 (Call 06/01/23)(a)	8,656	9,281,188
7.00%, 12/15/25(a)	603	766,863
Canadian National Railway Co. 2.25%, 11/15/22 (Call 08/15/22)(a)	880	903,156
2.95%, 11/21/24 (Call 08/21/24)(a)	352	379,686
Canadian Pacific Railway Co. 2.90%, 02/01/25 (Call 11/01/24)(a)	6,106	6,524,264
4.45%, 03/15/23 (Call 12/15/22)	55	58,792
CSX Corp. 3.35%, 11/01/25 (Call 08/01/25)(a)	3,120	3,438,027
3.40%, 08/01/24 (Call 05/01/24)(a)	7,879	8,591,872
FedEx Corp. 2.63%, 08/01/22(a)	4,955	5,108,562
2.70%, 04/15/23(a)	3,619	3,786,284
3.20%, 02/01/25	10,559	11,455,130
3.80%, 05/15/25 (Call 04/15/25)(a)	10,250	11,330,365
4.00%, 01/15/24(a)	7,549	8,295,561
JB Hunt Transport Services Inc. 3.30%, 08/15/22 (Call 06/15/22)(a)	432	447,049
3.85%, 03/15/24 (Call 12/15/23)	344	373,418
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23).	865	903,156
Norfolk Southern Corp. 2.90%, 02/15/23 (Call 11/15/22)(a)	4,332	4,519,799
3.00%, 04/01/22 (Call 01/01/22)(a)	2,567	2,625,200
3.65%, 08/01/25 (Call 06/01/25)(a)	900	991,762
3.85%, 01/15/24 (Call 10/15/23)(a)	2,071	2,234,923
5.59%, 05/17/25	119	140,664
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)(b)	13,893	15,143,370
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	357	392,432
Ryder System Inc. 2.50%, 09/01/22 (Call 08/01/22)	1,885	1,939,223
2.50%, 09/01/24 (Call 08/01/24)(a)	6,944	7,341,273
2.80%, 03/01/22 (Call 02/01/22)	1,267	1,294,368
2.88%, 06/01/22 (Call 05/01/22)	4,737	4,871,250
3.35%, 09/01/25 (Call 08/01/25)(a)	664	724,517
3.40%, 03/01/23 (Call 02/01/23)(a)	5,464	5,767,493
3.65%, 03/18/24 (Call 02/18/24)(a)	9,913	10,771,378
3.75%, 06/09/23 (Call 05/09/23)	7,995	8,561,164
3.88%, 12/01/23 (Call 11/01/23)	2,205	2,393,436
4.63%, 06/01/25 (Call 05/01/25)	6,813	7,752,005
TTX Co., 3.60%, 01/15/25(b)	117	128,322
Union Pacific Corp. 2.75%, 04/15/23 (Call 01/15/23)(a)	6,177	6,437,977
2.95%, 03/01/22(a)	6,937	7,126,526
2.95%, 01/15/23 (Call 10/15/22)	3,406	3,546,214
3.15%, 03/01/24 (Call 02/01/24)(a)	7,815	8,385,868
3.25%, 01/15/25 (Call 10/15/24)(a)	1,468	1,581,431
3.25%, 08/15/25 (Call 05/15/25)(a)	3,544	3,867,017
3.50%, 06/08/23 (Call 05/08/23)(a)	12,548	13,366,377
3.65%, 02/15/24 (Call 11/15/23)(a)	1,868	2,012,792
3.75%, 03/15/24 (Call 12/15/23)(a)	3,659	3,978,703
3.75%, 07/15/25 (Call 05/15/25)(a)	3,727	4,156,337
4.16%, 07/15/22 (Call 04/15/22)	4,754	4,957,765
United Parcel Service Inc. 2.20%, 09/01/24 (Call 08/01/24)(a)	10,181	10,727,043
2.35%, 05/16/22 (Call 04/16/22)	6,366	6,518,473
2.45%, 10/01/22(a)	7,596	7,859,906

124	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.50%, 04/01/23 (Call 03/01/23)(a)	$16,965	$17,656,091
2.80%, 11/15/24 (Call 09/15/24)(a)	5,257	5,662,019
3.90%, 04/01/25 (Call 03/01/25)	8,924	9,946,212

		312,029,615

Trucking & Leasing — 0.5%
DAE Funding LLC 2.63%, 03/20/25 (Call 02/20/25)(b)	10,965	11,104,256
4.50%, 08/01/22 (Call 03/29/21)(b)	3,254	3,270,270
5.00%, 08/01/24 (Call 03/29/21)(a)(b)	4,730	4,883,725
5.75%, 11/15/23 (Call 03/01/21)(a)(b)	2,687	2,764,251
GATX Corp. 3.25%, 03/30/25 (Call 12/30/24)(a)	505	541,912
3.90%, 03/30/23(a)	1,814	1,923,872
4.35%, 02/15/24 (Call 01/15/24)	4,055	4,453,641
4.75%, 06/15/22(a)	412	433,699
NTT Finance Corp. 0.37%, 03/03/23(b)	2,960	2,960,442
0.58%, 03/01/24(b)	3,465	3,461,996
1.16%, 04/03/26 (Call 03/03/26)(b)	6,105	6,077,589
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.20%, 11/15/25 (Call 10/15/25)(a)(b)	11,464	11,379,764
2.70%, 03/14/23 (Call 02/14/23)(a)(b)	11,099	11,556,567
2.70%, 11/01/24 (Call 10/01/24)(b)	3,092	3,286,274
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	6,541	7,081,053
3.90%, 02/01/24 (Call 01/01/24)(a)(b)	6,916	7,512,939
3.95%, 03/10/25 (Call 01/10/25)(b)	1,625	1,790,542
4.00%, 07/15/25 (Call 06/15/25)(b)	977	1,089,143
4.13%, 08/01/23 (Call 07/01/23)(a)(b)	6,058	6,548,369
4.25%, 01/17/23(b)	3,730	3,981,666
4.45%, 01/29/26 (Call 11/29/25)(b)	2,536	2,893,592
4.88%, 07/11/22(b)	5,863	6,204,862
SMBC Aviation Capital Finance DAC 3.00%, 07/15/22 (Call 06/15/22)(b)	6,092	6,240,745
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	4,424	4,712,091
4.13%, 07/15/23 (Call 06/15/23)(a)(b)	7,349	7,854,936

		124,008,196

Water — 0.0%
American Water Capital Corp. 3.40%, 03/01/25 (Call 12/01/24)(a)	3,280	3,573,999
3.85%, 03/01/24 (Call 12/01/23)	1,577	1,715,501
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	380	417,367

		5,706,867

Total Corporate Bonds & Notes — 98.6% (Cost: $21,894,021,606)		22,403,395,906

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	5,260	5,380,980

Security	Par/ Shares (000)	Value

South Korea — 0.1%
Korea Electric Power Corp., 1.13%, 06/15/25(b)	$510	$509,616
Korea Gas Corp. 2.75%, 07/20/22(a)(b)	4,125	4,252,751
3.88%, 02/12/24(b)	54	59,121
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)(b)	1,415	1,524,563
Korea National Oil Corp. 3.25%, 07/10/24(b)	424	460,578
3.25%, 10/01/25(b)	734	800,071
Korea Resources Corp., 3.00%, 04/24/22(b)	4,610	4,727,170

		12,333,870

Total Foreign Government Obligations — 0.1% (Cost: $17,372,074)		17,714,850

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.12%(g)(h)(i)	1,123,093	1,123,766,825
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(g)(h)	136,326	136,326,000

		1,260,092,825

Total Short-Term Investments — 5.5% (Cost: $1,259,725,557)		1,260,092,825

Total Investments in Securities — 104.2% (Cost: $23,171,119,237)		23,681,203,581

Other Assets, Less Liabilities — (4.2)%		(954,517,241)

Net Assets — 100.0%		$22,726,686,340

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) February 28, 2021	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$774,438,118	$349,603,061	(a)	$—		$(243,131)	$(31,223)	$1,123,766,825	1,123,093	$3,141,422	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	329,365,000	—		(193,039,000	)(a)	—	—	136,326,000	136,326	891,356		—

						$(243,131)	$(31,223)	$1,260,092,825		$4,032,778		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$22,403,395,906	$—	$22,403,395,906
Foreign Government Obligations	—	17,714,850	—	17,714,850
Money Market Funds	1,260,092,825	—	—	1,260,092,825

	$1,260,092,825	$22,421,110,756	$—	$23,681,203,581

See notes to financial statements.

126	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The) 2.40%, 03/01/31 (Call 12/01/30)	$1,330	$1,331,460
4.65%, 10/01/28 (Call 07/01/28)(a)	2,137	2,519,824
4.75%, 03/30/30 (Call 12/30/29)	3,106	3,700,785
Omnicom Group Inc. 2.45%, 04/30/30 (Call 01/30/30)(a)	4,115	4,192,341
4.20%, 06/01/30 (Call 03/01/30)(a)	941	1,088,330
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	6,808	7,565,623

		20,398,363

Aerospace & Defense — 1.6%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)(b)	712	760,626
BAE Systems PLC 1.90%, 02/15/31 (Call 11/15/30)(b)	5,100	4,940,746
3.40%, 04/15/30 (Call 01/15/30)(b)	6,150	6,710,236
Boeing Co. (The) 2.25%, 06/15/26 (Call 03/15/26)	2,693	2,722,577
2.70%, 02/01/27 (Call 12/01/26)	5,868	6,025,589
2.80%, 03/01/27 (Call 12/01/26)(a)	2,195	2,259,198
2.95%, 02/01/30 (Call 11/01/29)	2,338	2,382,962
3.10%, 05/01/26 (Call 03/01/26)(a)	3,748	3,939,936
3.20%, 03/01/29 (Call 12/01/28)(a)	4,838	4,972,372
3.25%, 02/01/28 (Call 12/01/27)(a)	395	414,572
3.25%, 03/01/28 (Call 12/01/27)(a)	2,706	2,801,042
3.45%, 11/01/28 (Call 08/01/28)(a)	3,789	3,987,301
5.04%, 05/01/27 (Call 03/01/27)	9,310	10,730,085
5.15%, 05/01/30 (Call 02/01/30)	14,534	16,935,921
General Dynamics Corp. 2.13%, 08/15/26 (Call 05/15/26)(a)	2,917	3,063,344
2.63%, 11/15/27 (Call 08/15/27)(a)	3,096	3,289,210
3.50%, 04/01/27 (Call 02/01/27)	3,527	3,957,440
3.63%, 04/01/30 (Call 01/01/30)(a)	4,833	5,498,249
3.75%, 05/15/28 (Call 02/15/28)	5,046	5,738,988
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	2,595	2,723,878
L3Harris Technologies Inc. 1.80%, 01/15/31 (Call 10/15/30)(a)	856	830,606
2.90%, 12/15/29 (Call 09/15/29)	712	761,025
3.85%, 12/15/26 (Call 09/15/26)(a)	2,944	3,340,633
4.40%, 06/15/28 (Call 03/15/28)	8,351	9,731,008
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)(a)	2,538	2,551,390
Northrop Grumman Corp. 3.20%, 02/01/27 (Call 11/01/26)	6,642	7,296,856
3.25%, 01/15/28 (Call 10/15/27)	9,375	10,215,742
4.40%, 05/01/30 (Call 02/01/30)	4,291	5,071,724
Northrop Grumman Systems Corp. 7.75%, 02/15/31	105	154,142
7.88%, 03/01/26(a)	600	774,825
Raytheon Technologies Corp. 2.25%, 07/01/30 (Call 04/01/30)	2,699	2,733,438
2.65%, 11/01/26 (Call 08/01/26)	316	340,525
3.13%, 05/04/27 (Call 02/04/27)	7,128	7,813,545
3.50%, 03/15/27 (Call 12/15/26)	8,540	9,494,024
4.13%, 11/16/28 (Call 08/16/28)(a)	15,269	17,604,742
6.70%, 08/01/28	2,529	3,322,492
7.20%, 08/15/27	252	334,795
7.50%, 09/15/29	1,029	1,449,720

		177,675,504

Security	Par (000)	Value

Agriculture — 1.0%
Altria Group Inc. 2.45%, 02/04/32 (Call 11/04/31)	$1,935	$1,878,686
2.63%, 09/16/26 (Call 06/16/26)(a)	3,188	3,372,751
3.40%, 05/06/30 (Call 02/06/30)	3,738	4,003,681
4.40%, 02/14/26 (Call 12/14/25)	2,229	2,539,862
4.80%, 02/14/29 (Call 11/14/28)(a)	2,528	2,964,487
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	3,774	4,026,481
3.25%, 03/27/30 (Call 12/27/29)	5,607	6,230,847
BAT Capital Corp. 2.26%, 03/25/28 (Call 01/25/28)	8,366	8,367,313
2.73%, 03/25/31 (Call 12/25/30)	1,105	1,093,606
3.22%, 09/06/26 (Call 07/06/26)(a)	5,492	5,915,182
3.46%, 09/06/29 (Call 06/06/29)(a)	2,634	2,805,084
3.56%, 08/15/27 (Call 05/15/27)	17,568	19,079,045
4.70%, 04/02/27 (Call 02/02/27)	4,822	5,522,753
4.91%, 04/02/30 (Call 01/02/30)	4,452	5,171,437
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	941	943,307
Bunge Ltd. Finance Corp. 3.25%, 08/15/26 (Call 05/15/26)(a)	3,738	4,045,388
3.75%, 09/25/27 (Call 06/25/27)	3,484	3,895,696
Cargill Inc. 1.70%, 02/02/31 (Call 11/02/30)(b)	1,010	981,115
2.13%, 04/23/30 (Call 01/23/30)(b)	4,781	4,842,280
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	1,630	1,792,388
Imperial Brands Finance PLC 3.50%, 07/26/26 (Call 05/26/26)(b)	3,501	3,783,298
3.88%, 07/26/29 (Call 04/26/29)(b)	2,906	3,201,513
Philip Morris International Inc. 0.88%, 05/01/26 (Call 04/01/26)	830	816,862
1.75%, 11/01/30 (Call 08/01/30)	812	783,267
2.10%, 05/01/30 (Call 02/01/30)	3,101	3,088,881
3.13%, 08/17/27 (Call 05/17/27)(a)	3,440	3,769,098
3.13%, 03/02/28 (Call 12/02/27)	2,760	3,021,007
3.38%, 08/15/29 (Call 05/15/29)	4,160	4,593,025

		112,528,340

Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	10,835	12,031,566
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd, 6.50%, 06/20/27 (Call 06/30/23)(b)	120	131,100
Southwest Airlines Co. 2.63%, 02/10/30 (Call 11/10/29)(a)	2,029	2,017,033
3.00%, 11/15/26 (Call 08/15/26)	2,147	2,279,202
3.45%, 11/16/27 (Call 08/16/27)	940	1,004,218
5.13%, 06/15/27 (Call 04/15/27)	5,460	6,397,247

		23,860,366

Apparel — 0.3%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)	3,352	3,556,342
2.75%, 03/27/27 (Call 01/27/27)	5,214	5,643,945
2.85%, 03/27/30 (Call 12/27/29)	7,481	8,102,558
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	4,689	4,976,669
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	2,409	2,644,952
VF Corp. 2.80%, 04/23/27 (Call 02/23/27)(a)	2,133	2,291,140
2.95%, 04/23/30 (Call 01/23/30)	4,139	4,417,109

		31,632,715

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 1.9%
American Honda Finance Corp. 1.80%, 01/13/31	$623	$612,779
2.30%, 09/09/26(a)	1,819	1,929,870
2.35%, 01/08/27(a)	3,162	3,344,719
3.50%, 02/15/28	3,392	3,827,650
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	1,550	1,653,288
BMW U.S. Capital LLC 2.80%, 04/11/26 (Call 01/11/26)(a)(b)	5,373	5,735,371
3.30%, 04/06/27 (Call 01/06/27)(b)	568	625,009
3.63%, 04/18/29 (Call 01/18/29)(b)	2,975	3,334,235
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,675	3,012,869
3.95%, 08/14/28 (Call 05/14/28)(b)	2,326	2,644,046
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	5,753	6,734,693
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	7,025	6,749,913
Daimler Finance North America LLC 2.63%, 03/10/30(a)(b)	1,630	1,683,926
3.10%, 08/15/29(a)(b)	2,566	2,749,578
3.45%, 01/06/27(b)	3,335	3,666,926
3.75%, 02/22/28(b)	5,245	5,846,380
4.30%, 02/22/29(a)(b)	1,826	2,106,852
8.50%, 01/18/31	6,013	9,208,409
General Motors Co. 4.20%, 10/01/27 (Call 07/01/27)	4,290	4,802,285
5.00%, 10/01/28 (Call 07/01/28)	4,447	5,206,746
6.80%, 10/01/27 (Call 08/01/27)	4,939	6,263,426
General Motors Financial Co. Inc. 2.35%, 01/08/31 (Call 10/08/30)	2,190	2,131,417
2.70%, 08/20/27 (Call 06/20/27)(a)	5,166	5,364,623
3.60%, 06/21/30 (Call 03/21/30)(a)	5,205	5,625,585
3.85%, 01/05/28 (Call 10/05/27)(a)	2,250	2,465,034
4.00%, 10/06/26 (Call 07/06/26)	4,327	4,809,696
4.35%, 01/17/27 (Call 10/17/26)(a)	5,887	6,630,746
5.25%, 03/01/26 (Call 12/01/25)	4,509	5,217,212
5.65%, 01/17/29 (Call 10/17/28)(a)	3,013	3,689,853
Hyundai Capital America 1.80%, 01/10/28 (Call 11/08/27)(b)	2,503	2,449,660
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	3,008	3,084,850
2.75%, 09/27/26(a)(b)	2,782	2,915,154
3.00%, 02/10/27 (Call 12/10/26)(b)	2,601	2,762,167
3.50%, 11/02/26 (Call 09/02/26)(b)	4,110	4,475,718
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,129	4,049,509
Hyundai Capital Services Inc., 3.63%, 08/29/27(a)(b)	200	222,736
Kia Motors Corp. 3.25%, 04/21/26(b)	1,285	1,392,674
3.50%, 10/25/27(b)	1,665	1,835,879
Nissan Motor Co. Ltd. 4.35%, 09/17/27 (Call 07/17/27)(b)	12,097	13,390,722
4.81%, 09/17/30 (Call 06/17/30)(b)	11,267	12,574,709
Toyota Motor Corp. 2.76%, 07/02/29(a)	1,742	1,890,960
3.67%, 07/20/28(a)	2,188	2,498,961
Toyota Motor Credit Corp. 1.15%, 08/13/27(a)	922	906,910
1.65%, 01/10/31	268	261,751
2.15%, 02/13/30	4,679	4,808,376
3.05%, 01/11/28	2,310	2,533,520
3.20%, 01/11/27	4,827	5,337,124
3.38%, 04/01/30	5,149	5,722,170
3.65%, 01/08/29	2,501	2,846,203

Security	Par (000)	Value

Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC 1.63%, 11/24/27 (Call 09/24/27)(b)	$6,143	$6,078,332
3.20%, 09/26/26 (Call 07/26/26)(b)	4,340	4,722,969
3.75%, 05/13/30(a)(b)	2,746	3,049,612
4.75%, 11/13/28(a)(b)	6,278	7,412,440

		214,896,242

Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	1,787	2,070,101
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	5,281	5,594,016
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	304	322,742
3.80%, 09/15/27 (Call 06/15/27)	3,443	3,805,547
4.25%, 05/15/29 (Call 02/15/29)	2,204	2,452,996
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	4,388	4,512,568
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	356	389,870

		19,147,840

Banks — 21.1%
ABN AMRO Bank NV, 4.80%, 04/18/26(b)	2,765	3,173,902
ANZ New Zealand Int’l Ltd./London 2.55%, 02/13/30(a)(b)	3,606	3,809,443
3.45%, 07/17/27(b)	1,902	2,124,506
3.45%, 01/21/28(a)(b)	2,531	2,818,374
Australia & New Zealand Banking Group Ltd. 2.57%, 11/25/35 (Call 11/25/30)(b)(c)	8,055	7,859,198
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	664	692,361
4.40%, 05/19/26(b)	5,457	6,195,514
Banco de Credito del Peru, 3.13%, 07/01/30 (Call 07/01/25)(b)(c)	550	561,275
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b).	1,050	1,162,550
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b) .	1,400	1,520,764
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b) .	1,422	1,530,072
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	9,270	8,935,168
Banco Santander SA 2.75%, 12/03/30	8,775	8,709,319
3.31%, 06/27/29	6,533	7,140,250
3.49%, 05/28/30(a)	5,960	6,479,676
3.80%, 02/23/28(a)	4,657	5,158,055
4.25%, 04/11/27	3,259	3,709,453
4.38%, 04/12/28(a)	3,905	4,486,329
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(a)(b)	738	852,631
Banistmo SA, 4.25%, 07/31/27 (Call 05/31/27)(b)	2,000	2,104,260
Bank of America Corp. 1.90%, 07/23/31 (Call 07/23/30)(c)	2,847	2,758,765
1.92%, 10/24/31 (Call 10/24/30)(a)(c)	15,374	14,924,265
2.50%, 02/13/31 (Call 02/13/30)(c)	18,651	19,105,905
2.59%, 04/29/31 (Call 04/29/30)(c)	9,523	9,780,755
2.88%, 10/22/30 (Call 10/22/29)(c)	11,296	11,959,367
3.19%, 07/23/30 (Call 07/23/29)(c)	12,841	13,897,573
3.25%, 10/21/27 (Call 10/21/26)	12,391	13,584,820
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	23,586	26,013,256
3.50%, 04/19/26	12,013	13,368,788
3.56%, 04/23/27 (Call 04/23/26)(c)	15,109	16,717,081
3.59%, 07/21/28 (Call 07/21/27)(c)	9,853	11,003,984
3.71%, 04/24/28 (Call 04/24/27)(c)	10,665	11,950,603
3.82%, 01/20/28 (Call 01/20/27)(c)	12,545	14,115,692

128	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28)(c)	$13,084	$14,842,093
3.97%, 02/07/30 (Call 02/07/29)(c)	14,888	16,959,434
4.25%, 10/22/26	10,154	11,632,907
4.27%, 07/23/29 (Call 07/23/28)(c)	14,640	16,979,871
4.45%, 03/03/26	8,541	9,779,581
6.22%, 09/15/26	429	537,377
Series L, 4.18%, 11/25/27 (Call 11/25/26)	10,148	11,495,779
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)(c)	4,632	5,197,377
Bank of New York Mellon Corp. (The) 1.65%, 01/28/31 (Call 10/28/30)	749	731,574
2.45%, 08/17/26 (Call 05/17/26)	4,501	4,793,631
2.80%, 05/04/26 (Call 02/04/26)	2,508	2,709,564
3.00%, 10/30/28 (Call 07/30/28)	984	1,066,092
3.25%, 05/16/27 (Call 02/16/27)	1,220	1,353,067
3.30%, 08/23/29 (Call 05/23/29)	3,441	3,804,946
3.40%, 01/29/28 (Call 10/29/27)	3,968	4,437,604
3.44%, 02/07/28 (Call 02/07/27)(a)(c)	4,976	5,584,427
3.85%, 04/28/28(a)	5,291	6,120,351
Bank of Nova Scotia (The), 2.70%, 08/03/26	5,201	5,600,639
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	1,475	1,706,064
Barclays PLC 2.65%, 06/24/31 (Call 06/24/30)(c)	10,009	10,094,354
3.56%, 09/23/35 (Call 09/23/30)(a)(c)	265	270,364
4.34%, 01/10/28 (Call 01/10/27)	7,010	7,927,110
4.84%, 05/09/28 (Call 05/07/27)	9,434	10,740,268
4.97%, 05/16/29 (Call 05/16/28)(c)	10,862	12,799,629
5.09%, 06/20/30 (Call 06/20/29)(c)	7,810	9,066,584
5.20%, 05/12/26	10,294	11,711,793
BNP Paribas SA 1.90%, 09/30/28 (Call 09/30/27)(a)(b)(c)	5,801	5,794,916
2.59%, 08/12/35 (Call 08/12/30)(a)(b)(c)	11,611	11,336,528
3.50%, 11/16/27(a)(b)	7,101	7,820,227
4.38%, 05/12/26(a)(b)	6,147	6,949,047
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(c)	5,460	6,080,369
4.40%, 08/14/28(a)(b)	6,520	7,604,761
4.63%, 03/13/27(a)(b)	7,233	8,330,937
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(c)	5,986	7,275,976
BPCE SA 2.28%, 01/20/32 (Call 01/20/31)(a)(b)(c)	7,500	7,448,439
2.70%, 10/01/29(a)(b)	4,012	4,192,040
3.25%, 01/11/28(a)(b)	5,268	5,711,671
3.38%, 12/02/26(a)	1,546	1,698,312
3.50%, 10/23/27(a)(b)	5,458	5,986,945
4.63%, 09/12/28(a)(b)	2,830	3,310,314
4.88%, 04/01/26(b)	3,270	3,768,578
Citigroup Inc. 2.57%, 06/03/31 (Call 06/03/30)(a)(c)	17,203	17,625,020
2.67%, 01/29/31 (Call 01/29/30)(c)	11,226	11,602,337
2.98%, 11/05/30 (Call 11/05/29)(a)(c)	11,882	12,606,490
3.20%, 10/21/26 (Call 07/21/26)	12,657	13,798,719
3.40%, 05/01/26(a)	7,978	8,809,779
3.52%, 10/27/28 (Call 10/27/27)(c)	11,347	12,533,961
3.67%, 07/24/28 (Call 07/24/27)(c)	12,590	14,015,110
3.89%, 01/10/28 (Call 01/10/27)(a)(c)	13,760	15,442,413
3.98%, 03/20/30 (Call 03/20/29)(c)	7,294	8,270,389
4.08%, 04/23/29 (Call 04/23/28)(c)	10,122	11,527,941
4.13%, 07/25/28(a)	10,744	12,174,674
4.30%, 11/20/26	5,686	6,482,848
4.41%, 03/31/31 (Call 03/31/30)(c)	16,752	19,487,490
4.45%, 09/29/27	18,891	21,792,833

Security	Par (000)	Value

Banks (continued)
4.60%, 03/09/26	$7,690	$8,824,922
6.63%, 01/15/28	200	256,100
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 11/06/29)	1,871	1,926,914
2.85%, 07/27/26 (Call 04/27/26)	1,195	1,290,245
3.25%, 04/30/30 (Call 01/30/30)	3,135	3,407,290
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	1,761	2,025,192
Commonwealth Bank of Australia 2.63%, 09/06/26(a)(b)	5,027	5,427,389
3.15%, 09/19/27(a)(b)	669	741,040
3.61%, 09/12/34 (Call 09/12/29)(a)(b)(c)	5,673	6,010,818
3.90%, 03/16/28(a)(b)	3,924	4,508,103
Cooperatieve Rabobank U.A., 3.75%, 07/21/26	6,654	7,396,755
Cooperatieve Rabobank UA, 1.11%, 02/24/27 (Call 02/24/26)(b)(c)	200	198,721
Credit Agricole SA 3.25%, 01/14/30(a)(b)	5,937	6,294,990
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	6,568	7,159,261
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	3,144	3,578,086
Credit Suisse Group AG 3.87%, 01/12/29 (Call 01/12/28)(b)(c)	9,285	10,279,447
4.19%, 04/01/31 (Call 04/01/30)(a)(b)(c)	14,595	16,634,595
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	9,099	10,340,250
4.55%, 04/17/26	8,229	9,485,620
Danske Bank A/S, 4.38%, 06/12/28(b)	2,015	2,255,014
Deutsche Bank AG/New York NY, 3.55%, 09/18/31 (Call 09/18/30)(c)	7,365	7,784,809
Discover Bank 2.70%, 02/06/30 (Call 11/06/29)	3,282	3,399,562
3.45%, 07/27/26 (Call 04/27/26)	1,997	2,198,032
4.25%, 03/13/26	625	709,881
4.65%, 09/13/28 (Call 06/13/28)	3,661	4,288,551
Fifth Third Bancorp. 2.55%, 05/05/27 (Call 04/05/27)(a)	3,074	3,273,755
3.95%, 03/14/28 (Call 02/14/28)	3,639	4,240,873
Fifth Third Bank NA 2.25%, 02/01/27 (Call 01/01/27)(a)	3,123	3,277,238
3.85%, 03/15/26 (Call 02/15/26)	2,931	3,279,326
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	1,159	1,422,656
Global Bank Corp., 5.25%, 04/16/29 (Call 04/16/28)(b)(c)	2,089	2,224,785
Goldman Sachs Group Inc. (The) 1.99%, 01/27/32 (Call 01/27/31)(c)	12,109	11,837,670
2.60%, 02/07/30 (Call 11/07/29)	9,803	10,220,212
3.50%, 11/16/26 (Call 11/16/25)	12,254	13,496,327
3.69%, 06/05/28 (Call 06/05/27)(c)	11,958	13,433,127
3.80%, 03/15/30 (Call 12/15/29)(a)	11,518	13,076,911
3.81%, 04/23/29 (Call 04/23/28)(c)	12,332	13,883,590
3.85%, 01/26/27 (Call 01/26/26)	11,089	12,382,406
4.22%, 05/01/29 (Call 05/01/28)(c)	16,173	18,641,303
5.95%, 01/15/27	3,503	4,325,999
HSBC Holdings PLC 1.59%, 05/24/27 (Call 05/24/26)(c)	928	927,855
2.01%, 09/22/28 (Call 09/22/27)(a)(c)	2,690	2,702,695
2.36%, 08/18/31 (Call 08/18/30)(a)(c)	5,591	5,556,522
2.85%, 06/04/31 (Call 06/04/30)(c)	8,752	9,045,928
3.90%, 05/25/26	13,417	15,007,721
3.97%, 05/22/30 (Call 05/22/29)(c)	14,862	16,608,516
4.04%, 03/13/28 (Call 03/13/27)(c)	16,424	18,398,802
4.30%, 03/08/26	16,099	18,264,541
4.38%, 11/23/26	8,482	9,600,319

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.58%, 06/19/29 (Call 06/19/28)(c)	$15,996	$18,438,430
4.95%, 03/31/30	13,156	15,816,795
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	3,536	3,653,351
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	1,240	1,347,592
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,984	2,196,868
ING Groep NV 3.95%, 03/29/27	6,949	7,882,825
4.05%, 04/09/29	5,454	6,261,074
4.55%, 10/02/28	5,104	6,024,043
Intesa Sanpaolo SpA 3.88%, 07/14/27(b)	2,480	2,708,052
3.88%, 01/12/28(b)	1,791	1,938,780
JPMorgan Chase & Co. 1.76%, 11/19/31 (Call 11/19/30)(a)(c)	6,334	6,091,210
1.95%, 02/04/32 (Call 02/04/31)(c)	10,000	9,755,615
2.18%, 06/01/28 (Call 06/01/27)(c)	7,076	7,302,848
2.52%, 04/22/31 (Call 04/22/30)(c)	14,899	15,304,785
2.74%, 10/15/30 (Call 10/15/29)(c)	21,258	22,359,881
2.95%, 10/01/26 (Call 07/01/26)(a)	12,909	14,044,260
2.96%, 05/13/31 (Call 05/13/30)(c)	15,051	15,726,035
3.20%, 06/15/26 (Call 03/15/26)	8,672	9,496,590
3.30%, 04/01/26 (Call 01/01/26)	9,464	10,399,879
3.51%, 01/23/29 (Call 01/23/28)(a)(c)	9,829	10,861,899
3.54%, 05/01/28 (Call 05/01/27)(c)	11,357	12,595,768
3.63%, 12/01/27 (Call 12/01/26)	6,479	7,201,688
3.70%, 05/06/30 (Call 05/06/29)(c)	10,734	12,052,285
3.78%, 02/01/28 (Call 02/01/27)(c)	13,930	15,688,367
4.01%, 04/23/29 (Call 04/23/28)(c)	12,078	13,781,664
4.13%, 12/15/26(a)	7,924	9,082,146
4.20%, 07/23/29 (Call 07/23/28)(c)	12,868	14,893,695
4.25%, 10/01/27(a)	7,563	8,760,776
4.45%, 12/05/29 (Call 12/05/28)(a)(c)	12,531	14,749,735
4.49%, 03/24/31 (Call 03/24/30)(c)	11,270	13,363,600
7.63%, 10/15/26	2,144	2,852,337
8.00%, 04/29/27	3,262	4,493,824
KeyBank N.A./Cleveland OH 3.40%, 05/20/26(a)	2,569	2,840,184
3.90%, 04/13/29 (Call 03/13/29)	1,996	2,253,658
6.95%, 02/01/28(a)	406	521,077
KeyCorp 2.25%, 04/06/27	4,647	4,867,133
2.55%, 10/01/29(a)	3,688	3,860,634
4.10%, 04/30/28	4,235	4,935,487
Lloyds Banking Group PLC 3.57%, 11/07/28 (Call 11/07/27)(c)	8,313	9,127,066
3.75%, 01/11/27(a)	5,931	6,614,136
4.38%, 03/22/28	8,849	10,196,243
4.55%, 08/16/28(a)	4,997	5,867,054
4.65%, 03/24/26	5,398	6,138,630
Macquarie Bank Ltd., 3.62%, 06/03/30(b)	3,883	4,114,143
Macquarie Group Ltd. 3.76%, 11/28/28 (Call 11/28/27)(b)(c)	2,941	3,256,481
4.65%, 03/27/29 (Call 03/27/28)(b)(c)	2,220	2,568,585
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(c)	4,083	4,839,576
Manufacturers & Traders Trust Co., 3.40%, 08/17/27(a)	371	412,057
Mitsubishi UFJ Financial Group Inc. 2.05%, 07/17/30	2,260	2,249,172
2.56%, 02/25/30(a)	7,524	7,812,280

Security	Par (000)	Value

Banks (continued)
2.76%, 09/13/26(a)	$4,606	$4,943,466
3.20%, 07/18/29	11,262	12,248,678
3.29%, 07/25/27	4,233	4,712,567
3.68%, 02/22/27	3,797	4,280,924
3.74%, 03/07/29	5,048	5,704,797
3.85%, 03/01/26	10,539	11,840,503
3.96%, 03/02/28	7,760	8,865,183
4.05%, 09/11/28	2,687	3,102,404
Mizuho Financial Group Inc. 1.23%, 05/22/27 (Call 05/22/26)(c)	1,000	989,495
1.98%, 09/08/31 (Call 09/08/30)(c)	4,463	4,360,126
2.20%, 07/10/31 (Call 07/10/30)(a)(c)	5,443	5,419,116
2.59%, 05/25/31 (Call 05/25/30)(c)	3,535	3,647,498
2.84%, 09/13/26	846	914,797
2.87%, 09/13/30 (Call 09/13/29)(c)	4,394	4,625,141
3.15%, 07/16/30 (Call 07/16/29)(c)	1,048	1,124,839
3.17%, 09/11/27(a)	4,959	5,483,809
3.48%, 04/12/26(a)(b)	7,315	8,050,124
3.66%, 02/28/27	2,815	3,174,649
4.02%, 03/05/28(a)	6,739	7,653,265
4.25%, 09/11/29 (Call 09/11/28)(c)	3,401	3,929,044
Morgan Stanley 1.79%, 02/13/32 (Call 02/13/31)(c)	5,532	5,308,493
1.93%, 04/28/32 (Call 04/28/31)(c)	11,000	10,683,432
2.70%, 01/22/31 (Call 01/22/30)(c)	15,661	16,276,788
3.13%, 07/27/26	14,001	15,304,985
3.59%, 07/22/28 (Call 07/22/27)(c)	12,927	14,446,030
3.62%, 04/01/31 (Call 04/01/30)(c)	14,127	15,739,674
3.63%, 01/20/27	10,583	11,872,869
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	13,497	15,149,352
3.95%, 04/23/27	9,626	10,873,532
4.35%, 09/08/26	10,370	11,914,304
4.43%, 01/23/30 (Call 01/23/29)(c)	12,839	15,034,803
6.25%, 08/09/26(a)	3,741	4,694,576
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	303	324,775
National Australia Bank Ltd. 2.33%, 08/21/30(a)(b)	6,276	6,137,655
3.50%, 01/10/27(a)(b)	3,833	4,310,568
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	7,686	8,364,255
National Australia Bank Ltd./New York, 2.50%, 07/12/26	5,387	5,765,673
Natwest Group PLC 3.07%, 05/22/28 (Call 05/22/27)(c)	4,031	4,274,114
4.45%, 05/08/30 (Call 05/08/29)(c)	6,854	7,872,397
4.80%, 04/05/26	6,463	7,441,014
4.89%, 05/18/29 (Call 05/18/28)(a)(c)	7,574	8,862,395
5.08%, 01/27/30 (Call 01/27/29)(c)	8,155	9,684,107
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	2,581	2,906,335
Northern Trust Corp. 1.95%, 05/01/30 (Call 02/01/30)	2,914	2,928,897
3.15%, 05/03/29 (Call 02/03/29)	2,740	3,026,728
3.38%, 05/08/32 (Call 05/08/27)(a)(c)	861	934,959
3.65%, 08/03/28 (Call 05/03/28)	3,038	3,443,180
PNC Bank N.A. 2.70%, 10/22/29	3,851	4,038,341
3.10%, 10/25/27 (Call 09/25/27)	2,466	2,732,585
3.25%, 01/22/28 (Call 12/23/27)	4,797	5,310,418
4.05%, 07/26/28	6,803	7,850,111
PNC Financial Services Group Inc. (The) 2.55%, 01/22/30 (Call 10/24/29)	9,968	10,469,475

130	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.60%, 07/23/26 (Call 05/23/26)	$4,062	$4,362,853
3.15%, 05/19/27 (Call 04/19/27)(a)	371	410,210
3.45%, 04/23/29 (Call 01/23/29)(a)	7,958	8,935,505
Santander Holdings USA Inc. 3.24%, 10/05/26 (Call 08/05/26)	3,697	3,959,862
4.40%, 07/13/27 (Call 04/14/27)	4,649	5,221,585
Santander UK Group Holdings PLC, 3.82%, 11/03/28 (Call 11/03/27)(c)	4,393	4,901,645
Shinhan Bank Co. Ltd. 3.75%, 09/20/27(b)	200	219,223
4.00%, 04/23/29(b)	1,869	2,064,674
Societe Generale SA 3.00%, 01/22/30(a)(b)	6,539	6,803,825
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	3,663	3,788,737
4.00%, 01/12/27(a)(b)	2,640	2,938,610
4.25%, 08/19/26(b)	3,121	3,445,176
4.75%, 09/14/28(a)(b)	3,970	4,605,872
Standard Chartered PLC 4.05%, 04/12/26(a)(b)	7,635	8,497,452
4.30%, 02/19/27(a)(b)	2,469	2,710,221
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(c)	4,711	5,320,282
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	9,167	10,685,136
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	2,715	3,010,308
State Street Corp. 2.40%, 01/24/30(a)	5,198	5,456,340
2.65%, 05/19/26(a)	1,509	1,635,782
3.03%, 11/01/34 (Call 11/01/29)(c)	1,415	1,503,158
3.15%, 03/30/31 (Call 03/30/30)(c)	1,547	1,704,795
4.14%, 12/03/29 (Call 12/03/28)(a)(c)	2,460	2,885,720
Sumitomo Mitsui Financial Group Inc. 1.71%, 01/12/31	3,509	3,381,528
2.13%, 07/08/30	7,154	7,170,569
2.14%, 09/23/30	1,805	1,762,660
2.63%, 07/14/26	8,818	9,385,069
2.72%, 09/27/29(a)	2,112	2,216,540
2.75%, 01/15/30	5,738	6,035,805
3.01%, 10/19/26(a)	6,047	6,568,300
3.04%, 07/16/29	11,477	12,329,224
3.20%, 09/17/29	2,964	3,154,635
3.35%, 10/18/27	3,088	3,424,169
3.36%, 07/12/27	8,276	9,165,975
3.45%, 01/11/27	6,891	7,632,090
3.54%, 01/17/28(a)	3,887	4,330,080
3.78%, 03/09/26	3,470	3,874,993
3.94%, 07/19/28	3,752	4,277,412
4.31%, 10/16/28(a)	3,489	4,061,233
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	2,387	2,569,701
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(c)	5,093	5,662,521
Truist Bank 2.25%, 03/11/30 (Call 12/11/29)	6,198	6,265,331
3.30%, 05/15/26 (Call 04/15/26)	3,066	3,359,063
3.80%, 10/30/26 (Call 09/30/26)	3,458	3,896,518
Truist Financial Corp. 1.13%, 08/03/27 (Call 06/03/27)	4,575	4,498,815
1.95%, 06/05/30 (Call 03/05/30)(a)	3,883	3,910,833
3.88%, 03/19/29 (Call 02/16/29)(a)	2,885	3,285,886
U.S. Bancorp. 1.38%, 07/22/30 (Call 04/22/30)	5,841	5,586,813
3.00%, 07/30/29 (Call 04/30/29)	5,031	5,424,735

Security	Par (000)	Value

Banks (continued)
3.10%, 04/27/26 (Call 03/27/26)(a)	$2,931	$3,199,769
3.90%, 04/26/28 (Call 03/24/28)	4,603	5,319,100
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,091	5,394,435
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	5,704	6,300,333
UBS Group AG 2.10%, 02/11/32 (Call 02/11/31)(b)(c)	10,000	9,803,911
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(c)	7,284	7,848,479
4.13%, 04/15/26(b)	7,627	8,621,052
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	10,182	11,693,589
Wachovia Corp., 7.57%, 08/01/26(a)(d)	1,255	1,631,004
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	966	1,055,049
Wells Fargo & Co. 2.39%, 06/02/28 (Call 06/02/27)(c)	14,735	15,303,911
2.57%, 02/11/31 (Call 02/11/30)(c)	11,717	12,128,879
2.88%, 10/30/30 (Call 10/30/29)(c)	17,781	18,817,753
3.00%, 04/22/26	16,514	17,876,419
3.00%, 10/23/26	16,471	17,871,194
3.20%, 06/17/27 (Call 06/17/26)(c)	12,563	13,673,216
3.58%, 05/22/28 (Call 05/22/27)(c)	12,720	14,085,102
4.10%, 06/03/26	11,719	13,294,264
4.15%, 01/24/29 (Call 10/24/28)	12,327	14,210,976
4.30%, 07/22/27	12,014	13,868,334
4.48%, 04/04/31 (Call 04/04/30)(c)	12,553	14,838,427
Westpac Banking Corp. 2.65%, 01/16/30(a)	3,385	3,642,393
2.67%, 11/15/35 (Call 11/15/30)(c)	5,126	5,010,562
2.70%, 08/19/26	987	1,064,511
2.85%, 05/13/26	6,984	7,576,631
3.35%, 03/08/27(a)	5,330	5,962,652
3.40%, 01/25/28	4,671	5,176,158
4.11%, 07/24/34 (Call 07/24/29)(c)	9,424	10,386,933
4.32%, 11/23/31 (Call 11/23/26)(a)(c)	3,404	3,822,277
Wintrust Financial Corp., 4.85%, 06/06/29	388	417,438
Woori Bank, 5.13%, 08/06/28(b)	1,000	1,175,876
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	2,688	2,790,397

		2,337,982,193

Beverages — 2.0%
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)(a)	7,133	7,884,273
4.00%, 04/13/28 (Call 01/13/28)(a)	12,199	13,868,103
4.75%, 01/23/29 (Call 10/23/28)	19,168	22,672,489
4.90%, 01/23/31 (Call 10/23/30)(a)	1,009	1,234,602
Bacardi Ltd. 2.75%, 07/15/26 (Call 04/15/26)(a)(b)	468	497,268
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	4,661	5,438,013
Coca-Cola Co. (The) 1.00%, 03/15/28 (Call 01/15/28)	7,000	6,774,848
1.45%, 06/01/27	7,128	7,167,971
1.65%, 06/01/30	5,246	5,145,797
2.13%, 09/06/29	5,671	5,824,051
2.25%, 09/01/26	3,018	3,213,266
2.55%, 06/01/26(a)	2,580	2,784,928
2.90%, 05/25/27(a)	2,499	2,728,335
3.38%, 03/25/27(a)	5,824	6,518,386
3.45%, 03/25/30	6,183	6,975,684
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)(a)	6,424	6,584,600
Constellation Brands Inc. 2.88%, 05/01/30 (Call 02/01/30)(a)	2,024	2,128,588

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.15%, 08/01/29 (Call 05/01/29)	$4,151	$4,451,017
3.50%, 05/09/27 (Call 02/09/27)(a)	2,357	2,621,248
3.60%, 02/15/28 (Call 11/15/27)	2,747	3,069,696
3.70%, 12/06/26 (Call 09/06/26)	3,679	4,127,972
4.65%, 11/15/28 (Call 08/15/28)	3,364	3,997,926
Diageo Capital PLC 2.00%, 04/29/30 (Call 01/29/30)	5,470	5,489,640
2.38%, 10/24/29 (Call 07/24/29)	4,104	4,289,025
3.88%, 05/18/28 (Call 02/18/28)(a)	2,984	3,417,259
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	4,832	5,347,939
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)(a)	2,315	2,469,334
3.20%, 05/01/30 (Call 02/01/30)	5,301	5,733,920
3.43%, 06/15/27 (Call 03/15/27)	2,717	3,038,471
4.60%, 05/25/28 (Call 02/25/28)	7,779	9,186,130
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	7,995	8,612,672
PepsiCo Inc. 1.40%, 02/25/31 (Call 11/25/30)(a)	2,235	2,139,934
1.63%, 05/01/30 (Call 02/01/30)	5,671	5,569,302
2.38%, 10/06/26 (Call 07/06/26)	5,100	5,439,128
2.63%, 03/19/27 (Call 01/19/27)	2,316	2,498,277
2.63%, 07/29/29 (Call 04/29/29)	5,886	6,279,233
2.75%, 03/19/30 (Call 12/19/29)	8,081	8,652,091
3.00%, 10/15/27 (Call 07/15/27)(a)	6,894	7,586,284
7.00%, 03/01/29	635	887,772
Pernod Ricard International Finance LLC, 1.25%, 04/01/28 (Call 02/01/28)(b)	4,044	3,894,663
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	2,184	2,396,109

		218,636,244

Biotechnology — 0.7%
Amgen Inc. 2.20%, 02/21/27 (Call 12/21/26)	10,704	11,172,070
2.45%, 02/21/30 (Call 11/21/29)	6,566	6,757,707
2.60%, 08/19/26 (Call 05/19/26)	6,506	6,923,298
3.20%, 11/02/27 (Call 08/02/27)(a)	1,633	1,799,193
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	8,670	8,678,282
Gilead Sciences Inc. 1.20%, 10/01/27 (Call 08/01/27)(a)	3,333	3,273,519
1.65%, 10/01/30 (Call 07/01/30)(a)	5,953	5,724,157
2.95%, 03/01/27 (Call 12/01/26)	6,336	6,858,915
3.65%, 03/01/26 (Call 12/01/25)	8,815	9,789,292
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	6,582	6,241,617
Royalty Pharma PLC 1.75%, 09/02/27 (Call 07/02/27)(a)(b)	1,854	1,856,732
2.20%, 09/02/30 (Call 06/02/30)(b)	5,726	5,633,655

		74,708,437

Building Materials — 0.6%
Carrier Global Corp. 2.49%, 02/15/27 (Call 12/15/26)	7,677	8,057,631
2.70%, 02/15/31 (Call 11/15/30)	50	51,530
2.72%, 02/15/30 (Call 11/15/29)	9,632	9,948,818
CRH America Finance Inc. 3.40%, 05/09/27 (Call 02/09/27)(b)	462	508,309
3.95%, 04/04/28 (Call 01/04/28)(b)	6,005	6,836,651
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)(a)	200	207,018
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)(a)	3,454	3,702,888

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	$2,771	$2,700,016
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	440	484,446
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)(a)	1,840	1,849,825
Martin Marietta Materials Inc. 3.45%, 06/01/27 (Call 03/01/27)	293	325,089
3.50%, 12/15/27 (Call 09/15/27)(a)	3,035	3,408,858
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,245	2,330,500
Masco Corp. 1.50%, 02/15/28 (Call 12/15/27)	1,095	1,078,435
2.00%, 10/01/30 (Call 07/01/30)(a)	329	322,515
2.00%, 02/15/31 (Call 11/15/30)	1,500	1,468,804
3.50%, 11/15/27 (Call 08/15/27)(a)	2,385	2,668,870
4.38%, 04/01/26 (Call 03/22/21)	2,072	2,384,873
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)(a)	3,290	3,603,204
3.88%, 06/01/30 (Call 03/01/30)	754	842,895
3.95%, 08/15/29 (Call 05/15/29)	2,045	2,294,042
Vulcan Materials Co. 3.50%, 06/01/30 (Call 03/01/30)(a)	4,091	4,527,279
3.90%, 04/01/27 (Call 01/01/27)(a)	1,872	2,144,019

		61,746,515

Chemicals — 1.9%
Air Liquide Finance SA 2.25%, 09/10/29 (Call 06/10/29)(a)(b)	3,491	3,610,555
2.50%, 09/27/26 (Call 06/27/26)(a)(b)	6,232	6,649,677
Air Products and Chemicals Inc. 1.85%, 05/15/27 (Call 03/15/27)	5,318	5,499,253
2.05%, 05/15/30 (Call 02/15/30)	5,065	5,149,388
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)	210	219,895
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	152	151,430
Cabot Corp. 3.40%, 09/15/26 (Call 06/15/26)(a)	1,845	1,955,731
4.00%, 07/01/29 (Call 04/01/29)(a)	1,716	1,839,608
CF Industries Inc., 4.50%, 12/01/26(b)	3,802	4,397,394
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	3,252	3,588,996
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	3,054	3,436,120
Dow Chemical Co. (The) 2.10%, 11/15/30 (Call 08/15/30)(a)	1,427	1,408,179
3.63%, 05/15/26 (Call 03/15/26)	3,530	3,921,473
4.80%, 11/30/28 (Call 08/30/28)(a)	6,022	7,201,472
7.38%, 11/01/29	4,559	6,366,266
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	11,374	13,527,787
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	2,604	3,077,096
Ecolab Inc. 1.30%, 01/30/31 (Call 10/30/30)(a)	2,485	2,339,595
2.70%, 11/01/26 (Call 08/01/26)	3,482	3,761,886
3.25%, 12/01/27 (Call 09/01/27)(a)	2,816	3,138,251
4.80%, 03/24/30 (Call 12/24/29)	3,932	4,815,157
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)(a)	2,227	2,282,693
Equate Petrochemical BV, 4.25%, 11/03/26(b)	5,780	6,282,860
FMC Corp. 3.20%, 10/01/26 (Call 08/01/26)	2,173	2,374,869

132	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.45%, 10/01/29 (Call 07/01/29)	$2,620	$2,868,305
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)(a)	3,336	3,775,909
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)(a)	2,528	2,923,525
LG Chem Ltd., 3.63%, 04/15/29(b)	1,000	1,106,508
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)(a)	4,853	4,525,018
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	2,344	3,169,647
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,121	3,431,725
LYB International Finance III LLC 2.25%, 10/01/30 (Call 07/01/30)(a)	2,342	2,327,067
3.38%, 05/01/30 (Call 02/01/30)(a)	3,189	3,443,546
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	3,125	3,782,825
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	3,303,892
Nutrien Ltd. 2.95%, 05/13/30 (Call 02/13/30)	2,181	2,324,209
4.00%, 12/15/26 (Call 09/15/26)(a)	1,180	1,341,727
4.20%, 04/01/29 (Call 01/01/29)	4,211	4,890,001
Nutrition & Biosciences Inc. 1.83%, 10/15/27 (Call 08/15/27)(b)	6,656	6,686,458
2.30%, 11/01/30 (Call 08/01/30)(b)	6,264	6,287,063
PPG Industries Inc. 2.55%, 06/15/30 (Call 03/15/30)	422	441,472
2.80%, 08/15/29 (Call 05/15/29)	3,295	3,521,284
3.75%, 03/15/28 (Call 12/15/27)	2,436	2,798,490
Rohm & Haas Co., 7.85%, 07/15/29	2,724	3,762,281
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)(a)	2,869	3,206,664
4.55%, 03/01/29 (Call 12/01/28)	2,125	2,439,902
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,000	4,660,512
Sherwin-Williams Co. (The) 2.30%, 05/15/30 (Call 02/15/30)(a)	3,104	3,149,924
2.95%, 08/15/29 (Call 05/15/29)	4,504	4,791,029
3.45%, 06/01/27 (Call 03/01/27)	7,540	8,306,843
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,455	2,798,700
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(b)	4,082	4,461,423
Westlake Chemical Corp. 3.38%, 06/15/30 (Call 03/15/30)	1,264	1,352,816
3.60%, 08/15/26 (Call 05/15/26)(a)	4,931	5,413,285
Yara International ASA 3.15%, 06/04/30 (Call 03/04/30)(a)(b)	3,757	3,967,387
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	15	16,577
4.75%, 06/01/28 (Call 03/01/28)(b)	4,790	5,556,500

		213,828,145

Commercial Services — 1.2%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/31(b)	2,000	1,935,759
4.20%, 08/04/27 (Call 02/04/27)(b)	6,116	6,591,988
4.38%, 07/03/29(b)	1,030	1,112,082
Ashtead Capital Inc. 4.00%, 05/01/28 (Call 05/01/23)(b)	1,743	1,847,580
4.13%, 08/15/25 (Call 03/15/21)(b)	1,360	1,394,000
4.25%, 11/01/29 (Call 11/01/24)(b)	2,547	2,769,863
4.38%, 08/15/27 (Call 08/15/22)(b)	564	593,610
5.25%, 08/01/26 (Call 08/01/21)(b)	3,475	3,657,437
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	3,855	3,676,459
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)(a)	3,419	3,597,054

Security	Par (000)	Value

Commercial Services (continued)
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(a)	$3,739	$4,230,296
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	2,230	2,250,255
DP World Crescent Ltd. 3.75%, 01/30/30 (Call 10/30/29)(a)(b)	3,000	3,151,980
4.85%, 09/26/28(a)(b)	3,800	4,294,000
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	75	76,205
Equifax Inc. 3.10%, 05/15/30 (Call 02/15/30)(a)	3,241	3,460,034
3.25%, 06/01/26 (Call 03/01/26)	330	356,732
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(a)(b)	3,183	3,502,194
Experian Finance PLC 2.75%, 03/08/30 (Call 12/08/29)(b)	3,427	3,577,530
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	2,530	2,936,626
Global Payments Inc. 2.90%, 05/15/30 (Call 02/15/30)	2,439	2,547,152
3.20%, 08/15/29 (Call 05/15/29)	6,604	7,052,582
4.45%, 06/01/28 (Call 03/01/28)(a)	3,146	3,655,984
4.80%, 04/01/26 (Call 01/01/26)	4,124	4,753,810
IHS Markit Ltd. 4.00%, 03/01/26 (Call 12/01/25)(b)	1,515	1,686,498
4.25%, 05/01/29 (Call 02/01/29)	4,533	5,216,123
4.75%, 08/01/28 (Call 05/01/28)	3,604	4,236,862
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(a)	50	50,665
Moody’s Corp. 3.25%, 01/15/28 (Call 10/15/27)(a)	2,238	2,451,933
4.25%, 02/01/29 (Call 11/01/28)(a)	1,785	2,084,321
PayPal Holdings Inc. 2.30%, 06/01/30 (Call 03/01/30)	3,293	3,376,687
2.65%, 10/01/26 (Call 08/01/26)	6,231	6,694,772
2.85%, 10/01/29 (Call 07/01/29)	8,911	9,535,844
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a) .	2,975	3,107,436
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	4,012	4,297,755
4.00%, 03/18/29 (Call 12/18/28)(a)	4,762	5,415,658
S&P Global Inc. 1.25%, 08/15/30 (Call 05/15/30)(a)	2,762	2,610,088
2.50%, 12/01/29 (Call 09/01/29)	2,186	2,293,370
2.95%, 01/22/27 (Call 10/22/26)(a)	1,379	1,495,819
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	2,992	3,280,363
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	3,450	3,941,663
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	361	355,398

		135,152,467

Computers — 2.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	3,688	3,724,539
Apple Inc. 1.20%, 02/08/28 (Call 12/08/27)	1,161	1,136,709
1.25%, 08/20/30 (Call 05/20/30)(a)	2,471	2,345,109
1.65%, 05/11/30 (Call 02/11/30)	9,252	9,073,037
1.65%, 02/08/31 (Call 11/08/30)	6,075	5,931,862
2.05%, 09/11/26 (Call 07/11/26)	8,371	8,757,095
2.20%, 09/11/29 (Call 06/11/29)	9,841	10,150,058
2.45%, 08/04/26 (Call 05/04/26)	9,436	10,048,704
2.90%, 09/12/27 (Call 06/12/27)	10,180	11,098,476
3.00%, 06/20/27 (Call 03/20/27)	5,587	6,158,346
3.00%, 11/13/27 (Call 08/13/27)	8,345	9,179,523

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.20%, 05/11/27 (Call 02/11/27)	$10,110	$11,182,311
3.35%, 02/09/27 (Call 11/09/26)	10,371	11,538,328
Dell International LLC/EMC Corp. 4.90%, 10/01/26 (Call 08/01/26)(b)	8,109	9,373,849
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	8,604	10,225,512
6.02%, 06/15/26 (Call 03/15/26)(b)	20,645	24,746,428
6.10%, 07/15/27 (Call 05/15/27)(b)	2,911	3,569,169
6.20%, 07/15/30 (Call 04/15/30)(a)(b)	2,548	3,237,270
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	3,042	3,453,835
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	2,375	2,370,295
Hewlett Packard Enterprise Co., 1.75%, 04/01/26 (Call 03/01/26)(a)	4,571	4,651,463
HP Inc. 3.00%, 06/17/27 (Call 04/17/27)	5,455	5,899,250
3.40%, 06/17/30 (Call 03/17/30)(a)	4,227	4,558,439
International Business Machines Corp. 1.70%, 05/15/27 (Call 03/15/27)	7,218	7,316,859
1.95%, 05/15/30 (Call 02/15/30)	6,549	6,487,894
3.30%, 05/15/26(a)	15,085	16,663,131
3.30%, 01/27/27	3,264	3,588,645
3.50%, 05/15/29	15,072	16,644,536
6.22%, 08/01/27(a)	407	521,364
6.50%, 01/15/28	1,870	2,412,693
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)(b)	300	291,918
4.38%, 05/15/30 (Call 02/15/30)(b)	3,465	3,934,750
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(b)	3,075	3,167,741
NetApp Inc. 2.38%, 06/22/27 (Call 04/22/27)(a)	831	866,526
2.70%, 06/22/30 (Call 03/22/30)	3,785	3,908,927

		238,214,591

Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The) 2.38%, 12/01/29 (Call 09/01/29)(a)	5,729	5,992,969
2.60%, 04/15/30 (Call 01/15/30)(a)	1,669	1,768,416
3.15%, 03/15/27 (Call 12/15/26)(a)	1,279	1,413,332
Procter & Gamble Co. (The) 1.20%, 10/29/30	3,614	3,447,149
2.45%, 11/03/26	4,309	4,626,995
2.80%, 03/25/27	3,209	3,498,754
2.85%, 08/11/27(a)	2,974	3,284,902
3.00%, 03/25/30(a)	7,897	8,670,353
Unilever Capital Corp. 1.38%, 09/14/30 (Call 06/14/30)(a)	2,060	1,979,390
2.00%, 07/28/26(a)	3,464	3,621,205
2.13%, 09/06/29 (Call 06/06/29)	5,486	5,632,908
2.90%, 05/05/27 (Call 02/05/27)	5,070	5,522,283
3.50%, 03/22/28 (Call 12/22/27)(a)	7,063	7,959,963

		57,418,619

Distribution & Wholesale — 0.1%
Ferguson Finance PLC 3.25%, 06/02/30 (Call 03/02/30)(a)(b)	4,100	4,420,902
4.50%, 10/24/28 (Call 07/24/28)(b)	1,735	2,042,303

		6,463,205

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	5,758	6,122,935
3.88%, 01/23/28 (Call 10/23/27)(a)	2,741	2,952,294

Security	Par (000)	Value

Diversified Financial Services (continued)
4.45%, 04/03/26 (Call 02/03/26)(a)	$2,479	$2,710,465
4.63%, 10/15/27 (Call 08/15/27)(a)	1,572	1,761,567
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)(a)	1,654	1,757,069
Air Lease Corp. 3.00%, 02/01/30 (Call 11/01/29)(a)	3,417	3,411,733
3.13%, 12/01/30 (Call 09/01/30)	355	356,534
3.25%, 10/01/29 (Call 07/01/29)	2,401	2,476,330
3.63%, 04/01/27 (Call 01/01/27)(a)	1,939	2,091,491
3.63%, 12/01/27 (Call 09/01/27)(a)	2,137	2,283,702
3.75%, 06/01/26 (Call 04/01/26)	4,114	4,455,179
4.63%, 10/01/28 (Call 07/01/28)(a)	2,178	2,450,649
Aircastle Ltd. 2.85%, 01/26/28 (Call 11/26/27)(b)	200	193,088
4.25%, 06/15/26 (Call 04/15/26)(a)	2,490	2,644,525
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)	3,067	3,370,604
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	8,513	9,474,031
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	3,147	3,409,702
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	450	444,335
Antares Holdings LP, 3.95%, 07/15/26 (Call 06/15/26)(b)	2,500	2,547,029
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	1,255	1,307,185
Aviation Capital Group LLC, 3.50%, 11/01/27 (Call 07/01/27)(a)(b)	3,358	3,500,594
Avolon Holdings Funding Ltd. 2.75%, 02/21/28 (Call 12/21/27)(b)	100	95,568
3.25%, 02/15/27 (Call 12/15/26)(a)(b)	786	800,232
4.38%, 05/01/26 (Call 03/01/26)(b)	5,457	5,789,439
Blackstone Holdings Finance Co. LLC 2.50%, 01/10/30 (Call 10/10/29)(b)	4,250	4,460,400
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	70	77,399
BOC Aviation Ltd. 2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,930	3,813,483
3.00%, 09/11/29 (Call 06/11/29)(b)	4,350	4,386,351
3.50%, 09/18/27 (Call 06/18/27)(b)	1,275	1,363,261
3.88%, 04/27/26 (Call 01/27/26)(b)	1,216	1,318,500
Brightsphere Investment Group Inc., 4.80%, 07/27/26(a)	250	273,259
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)(a)	3,381	3,812,377
4.25%, 06/02/26 (Call 03/02/26)	1,596	1,820,941
4.35%, 04/15/30 (Call 01/15/30)	3,565	4,137,591
4.85%, 03/29/29 (Call 12/29/28)	4,725	5,619,074
Capital One Financial Corp. 3.65%, 05/11/27 (Call 04/11/27)	3,642	4,052,414
3.75%, 07/28/26 (Call 06/28/26)	7,160	7,890,615
3.75%, 03/09/27 (Call 02/09/27)	5,782	6,493,401
3.80%, 01/31/28 (Call 12/31/27)(a)	6,494	7,298,990
Cboe Global Markets Inc. 1.63%, 12/15/30 (Call 09/15/30)(a)	3,555	3,437,712
3.65%, 01/12/27 (Call 10/12/26)	5,480	6,152,424
Charles Schwab Corp. (The) 1.65%, 03/11/31 (Call 12/11/30)(a)	3,000	2,886,288
3.20%, 03/02/27 (Call 12/02/26)	4,912	5,415,565
3.20%, 01/25/28 (Call 10/25/27)	5,012	5,538,494
3.25%, 05/22/29 (Call 02/22/29)	738	820,140
4.00%, 02/01/29 (Call 11/01/28)	2,692	3,122,884
4.63%, 03/22/30 (Call 12/22/29)(a)	236	286,097

134	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	$5,410	$5,440,639
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	2,839	3,090,766
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)(a)	2,691	3,080,991
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	4,096	4,627,469
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(a)	2,742	3,013,023
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)(a)	4,444	4,241,944
GE Capital Funding LLC 4.05%, 05/15/27 (Call 03/15/27)(b)	4,780	5,390,970
4.40%, 05/15/30 (Call 02/15/30)(b)	11,815	13,559,718
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	375	405,200
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	1,050,010
Jefferies Group LLC, 6.45%, 06/08/27(a)	909	1,158,516
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	3,374	3,822,222
4.85%, 01/15/27(a)	5,345	6,278,837
Lazard Group LLC 3.63%, 03/01/27 (Call 12/01/26)	2,382	2,599,831
4.38%, 03/11/29 (Call 12/11/28)	1,752	2,005,071
4.50%, 09/19/28 (Call 06/19/28)(a)	3,747	4,361,635
Legg Mason Inc., 4.75%, 03/15/26(a)	3,429	4,006,661
Mastercard Inc. 2.95%, 11/21/26 (Call 08/21/26)	3,309	3,618,734
2.95%, 06/01/29 (Call 03/01/29)	4,899	5,336,886
3.30%, 03/26/27 (Call 01/26/27)(a)	4,796	5,340,080
3.35%, 03/26/30 (Call 12/26/29)(a)	7,343	8,234,419
3.50%, 02/26/28 (Call 11/26/27)(a)	2,738	3,087,513
Nasdaq Inc. 1.65%, 01/15/31 (Call 10/15/30)	5,423	5,097,724
3.85%, 06/30/26 (Call 03/30/26)	3,689	4,161,707
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	850	948,511
Nomura Holdings Inc. 2.68%, 07/16/30	4,608	4,711,554
3.10%, 01/16/30	7,424	7,791,177
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	4,440	5,129,339
ORIX Corp., 3.70%, 07/18/27(a)	130	146,808
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	1,538	1,798,868
Power Finance Corp. Ltd. 3.95%, 04/23/30(a)(b)	2,366	2,473,540
6.15%, 12/06/28(b)	1,897	2,252,790
Raymond James Financial Inc. 3.63%, 09/15/26(a)	4,579	5,173,207
4.65%, 04/01/30 (Call 01/01/30)	2,077	2,488,588
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	455	508,016
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	2,087	2,276,215
3.95%, 12/01/27 (Call 09/01/27)	4,881	5,376,185
5.15%, 03/19/29 (Call 12/19/28)(a)	2,742	3,255,656
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	643	655,367
Visa Inc. 0.75%, 08/15/27 (Call 06/15/27)(a)	1,414	1,374,167
1.10%, 02/15/31 (Call 11/15/30)(a)	4,300	4,027,193
1.90%, 04/15/27 (Call 02/15/27)	4,707	4,876,534
2.05%, 04/15/30 (Call 01/15/30)	7,283	7,438,270
2.75%, 09/15/27 (Call 06/15/27)	2,712	2,950,028
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	3,000	2,974,337

		322,520,856

Security	Par (000)	Value

Electric — 6.5%
Abu Dhabi National Energy Co. PJSC 4.38%, 06/22/26(a)(b)	$5,130	$5,867,992
4.88%, 04/23/30(a)(b)	3,805	4,623,379
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	4,514	4,638,323
Adani Transmission Ltd., 4.00%, 08/03/26(a)(b)	1,010	1,084,163
AEP Texas Inc. 3.95%, 06/01/28 (Call 03/01/28)	2,960	3,359,330
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	567	570,608
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	1,667	1,826,949
AES Corp. (The) 2.45%, 01/15/31 (Call 10/15/30)(b)	1,459	1,433,163
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	5,161	5,638,341
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	5,870	6,218,091
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	2,736	2,614,225
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	1,680	1,936,404
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	678	753,498
Ameren Illinois Co. 1.55%, 11/15/30 (Call 08/15/30)(a)	3,264	3,152,228
3.80%, 05/15/28 (Call 02/15/28)	2,420	2,736,743
American Electric Power Co. Inc. 2.30%, 03/01/30 (Call 12/01/29)	1,508	1,512,443
3.20%, 11/13/27 (Call 08/13/27)	2,235	2,452,622
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	4,258	4,918,143
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,360	1,487,284
Arizona Public Service Co. 2.55%, 09/15/26 (Call 06/15/26)(a)	543	572,872
2.60%, 08/15/29 (Call 05/15/29)(a)	2,608	2,772,879
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	2,319	2,648,122
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(b)	1,050	1,190,653
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	3,863	4,360,071
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)(a)	2,566	2,728,084
Berkshire Hathaway Energy Co. 1.65%, 05/15/31 (Call 02/15/31)(a)(b)	2,810	2,696,310
3.25%, 04/15/28 (Call 01/15/28)	5,851	6,483,664
3.70%, 07/15/30 (Call 04/15/30)(b)	786	892,737
8.48%, 09/15/28	24	34,620
Black Hills Corp. 2.50%, 06/15/30 (Call 03/15/30)(a)	2,126	2,162,330
3.05%, 10/15/29 (Call 07/15/29)(a)	2,343	2,489,631
3.15%, 01/15/27 (Call 07/15/26)	1,545	1,666,689
3.95%, 01/15/26 (Call 07/15/25)	787	878,425
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,343	2,547,976
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,385	1,477,146
CenterPoint Energy Inc. 2.95%, 03/01/30 (Call 12/01/29)(a)	1,807	1,895,517
4.25%, 11/01/28 (Call 08/01/28)	3,436	3,969,982
Cleco Corporate Holdings LLC 3.38%, 09/15/29 (Call 06/15/29)(a)	975	1,010,206
3.74%, 05/01/26 (Call 02/01/26)(a)	2,289	2,518,595

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The) 3.50%, 04/01/28 (Call 01/01/28)(b)	$1,400	$1,462,151
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	125	139,938
CMS Energy Corp. 2.95%, 02/15/27 (Call 11/15/26)(a)	2,108	2,259,333
3.00%, 05/15/26 (Call 02/15/26)(a)	1,942	2,102,258
3.45%, 08/15/27 (Call 05/15/27)(a)	2,073	2,321,644
4.75%, 06/01/50 (Call 03/01/30)(c)	2,628	2,876,333
Colbun SA 3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,500	2,625,211
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	2,493	2,774,447
Comision Federal de Electricidad 3.35%, 02/09/31 (Call 11/09/30)(b)	5,000	4,923,750
4.75%, 02/23/27(b)	4,865	5,381,906
Commonwealth Edison Co. 2.20%, 03/01/30 (Call 12/01/29)(a)	3,755	3,861,562
2.55%, 06/15/26 (Call 03/15/26)	2,615	2,804,863
3.70%, 08/15/28 (Call 05/15/28)	210	240,928
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	1,735	1,894,851
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	3,246	3,588,382
Consolidated Edison Co. of New York Inc. 3.80%, 05/15/28 (Call 02/15/28)(a)	1,790	2,027,844
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	3,122	3,451,106
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	1,675	1,797,024
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	2,326	2,555,032
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,327	1,514,936
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	1,168	1,338,173
Dominion Energy Inc. 4.25%, 06/01/28 (Call 03/01/28)(a)	1,500	1,748,384
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,978	2,204,376
Series C, 3.38%, 04/01/30 (Call 01/01/30)	7,873	8,604,392
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,723	2,940,252
DTE Electric Co., 2.25%, 03/01/30 (Call 12/01/29)(a)	3,539	3,647,240
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	1,654	1,775,749
2.95%, 03/01/30 (Call 12/01/29)(a)	1,487	1,578,410
3.80%, 03/15/27 (Call 12/15/26)	249	281,470
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	2,009	2,209,070
Duke Energy Carolinas LLC 2.45%, 08/15/29 (Call 05/15/29)(a)	2,243	2,353,775
2.45%, 02/01/30 (Call 11/01/29)(a)	3,120	3,241,403
2.95%, 12/01/26 (Call 09/01/26)(a)	2,700	2,947,910
3.95%, 11/15/28 (Call 08/15/28)(a)	2,448	2,842,319
Series A, 6.00%, 12/01/28(a)	105	134,913
Duke Energy Corp. 2.45%, 06/01/30 (Call 03/01/30)	4,358	4,433,436
2.65%, 09/01/26 (Call 06/01/26)	10,180	10,816,352
3.15%, 08/15/27 (Call 05/15/27)	3,356	3,661,524
3.40%, 06/15/29 (Call 03/15/29)	3,327	3,658,326
Duke Energy Florida LLC 1.75%, 06/15/30 (Call 03/15/30)(a)	1,586	1,559,221
2.50%, 12/01/29 (Call 09/01/29)(a)	1,515	1,600,248
3.20%, 01/15/27 (Call 10/15/26)	1,624	1,787,856
3.80%, 07/15/28 (Call 04/15/28)	3,075	3,498,446
Duke Energy Ohio Inc. 2.13%, 06/01/30 (Call 03/01/30)	2,224	2,255,842
3.65%, 02/01/29 (Call 11/01/28)	2,466	2,777,670

Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC 3.45%, 03/15/29 (Call 12/15/28)(a)	$3,902	$4,350,574
3.70%, 09/01/28 (Call 06/01/28)	2,055	2,336,140
Duquesne Light Holdings Inc. 2.53%, 10/01/30 (Call 07/01/30)(b)	1,800	1,794,262
3.62%, 08/01/27 (Call 05/01/27)(a)(b)	1,425	1,569,974
Edison International 4.13%, 03/15/28 (Call 12/15/27)	2,356	2,571,142
5.75%, 06/15/27 (Call 04/15/27)	2,941	3,463,340
EDP Finance BV, 1.71%, 01/24/28(b)	4,361	4,288,789
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(a)(b)	8,317	9,717,783
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)(a)	4,853	5,338,989
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29 (Call 04/18/29)(b)	3,545	3,633,625
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,974	2,183,185
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	4,584	5,351,820
Enel Finance International NV 3.50%, 04/06/28(b)	5,438	5,986,998
3.63%, 05/25/27(b)	10,443	11,612,320
4.88%, 06/14/29(a)(b)	5,928	7,190,156
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,381	2,500,050
Entergy Arkansas LLC 3.50%, 04/01/26 (Call 01/01/26)(a)	2,254	2,496,698
4.00%, 06/01/28 (Call 03/01/28)(a)	330	377,039
Entergy Corp. 2.80%, 06/15/30 (Call 03/15/30)	3,727	3,891,827
2.95%, 09/01/26 (Call 06/01/26)(a)	3,891	4,173,681
Entergy Louisiana LLC 1.60%, 12/15/30 (Call 09/15/30)(a)	1,190	1,155,760
2.40%, 10/01/26 (Call 07/01/26)	3,210	3,408,758
3.12%, 09/01/27 (Call 06/01/27)(a)	2,728	3,010,847
3.25%, 04/01/28 (Call 01/01/28)	1,162	1,273,603
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)(a)	1,423	1,533,434
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	1,923	2,193,804
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	3,644	3,864,213
Evergy Kansas Central Inc. 2.55%, 07/01/26 (Call 04/01/26)(a)	1,756	1,874,166
3.10%, 04/01/27 (Call 01/01/27)	1,100	1,190,710
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	3,134	3,217,817
Eversource Energy 3.35%, 03/15/26 (Call 12/15/25)	1,180	1,293,272
Series M, 3.30%, 01/15/28 (Call 10/15/27)	2,251	2,481,331
Series O, 4.25%, 04/01/29 (Call 01/01/29)	995	1,162,925
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,857	2,756,533
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	2,148	2,368,538
4.05%, 04/15/30 (Call 01/15/30)	6,066	6,946,431
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	5,389	5,834,231
Georgia Power Co. 3.25%, 04/01/26 (Call 01/01/26)(a)	200	218,699
3.25%, 03/30/27 (Call 12/30/26)	1,906	2,087,654
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	5,245	5,501,161
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,204	1,334,813

136	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	$1,733	$1,969,172
Interstate Power & Light Co. 2.30%, 06/01/30 (Call 03/01/30)(a)	1,778	1,818,196
3.60%, 04/01/29 (Call 01/01/29)(a)	1,090	1,228,395
4.10%, 09/26/28 (Call 06/26/28)(a)	2,988	3,462,286
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(b)	710	798,940
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	6,226,875
ITC Holdings Corp. 2.95%, 05/14/30 (Call 02/14/30)(b)	4,052	4,275,477
3.25%, 06/30/26 (Call 03/30/26)(a)	2,616	2,865,474
3.35%, 11/15/27 (Call 08/15/27)	1,984	2,188,104
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)(b)	3,060	3,311,991
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	3,686	3,604,131
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(b)	35	34,194
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	1,400	1,570,970
MidAmerican Energy Co. 3.10%, 05/01/27 (Call 02/01/27)(a)	2,341	2,582,504
3.65%, 04/15/29 (Call 01/15/29)(a)	6,139	7,054,785
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	3,877	4,257,159
Minejesa Capital BV, 4.63%, 08/10/30(b)	4,775	5,025,688
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	1,698	1,937,106
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(b)	213	225,540
Narragansett Electric Co. (The) 3.40%, 04/09/30 (Call 01/09/30)(a)(b)	4,891	5,409,885
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	475	536,902
National Rural Utilities Cooperative Finance Corp. 2.40%, 03/15/30 (Call 12/15/29)	3,516	3,651,853
3.05%, 04/25/27 (Call 01/25/27)(a)	445	490,083
3.40%, 02/07/28 (Call 11/07/27)	3,445	3,840,454
3.70%, 03/15/29 (Call 12/15/28)	1,151	1,301,719
3.90%, 11/01/28 (Call 08/01/28)	1,882	2,152,059
5.25%, 04/20/46 (Call 04/20/26)(a)(c)	180	195,750
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,476	2,811,865
Series DD, 2.40%, 05/01/30 (Call 02/01/30)(a)	1,828	1,893,874
New York State Electric & Gas Corp., 3.25%, 12/01/26 (Call 09/01/26)(a)(b)	169	185,659
NextEra Energy Capital Holdings Inc. 2.25%, 06/01/30 (Call 03/01/30)(a)	9,298	9,386,596
2.75%, 11/01/29 (Call 08/01/29)	5,587	5,857,326
3.25%, 04/01/26 (Call 02/01/26)	3,159	3,465,558
3.50%, 04/01/29 (Call 01/01/29)	2,199	2,415,244
3.55%, 05/01/27 (Call 02/01/27)	3,690	4,140,833
4.80%, 12/01/77 (Call 12/01/27)(c)	790	853,200
5.65%, 05/01/79 (Call 05/01/29)(c)	1,901	2,221,284
Niagara Mohawk Power Corp. 1.96%, 06/27/30 (Call 03/27/30)(a)(b)	2,613	2,612,365
4.28%, 12/15/28 (Call 09/15/28)(b)	4,237	4,926,106
NRG Energy Inc. 2.45%, 12/02/27 (Call 10/02/27)(b)	3,086	3,118,854
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	3,088	3,429,203

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co. 2.70%, 06/01/26 (Call 03/01/26)(a)	$143	$152,812
3.20%, 05/15/27 (Call 02/15/27)(a)	4,865	5,390,038
3.25%, 05/15/29 (Call 02/15/29)(a)	3,157	3,481,760
3.95%, 04/01/30 (Call 01/01/30)(a)	1,005	1,176,245
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	2,325	2,445,599
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,557	2,478,304
Oklahoma Gas & Electric Co. 3.25%, 04/01/30 (Call 10/01/29)(a)	1,749	1,931,617
3.30%, 03/15/30 (Call 09/15/29)(a)	1,494	1,647,741
3.80%, 08/15/28 (Call 02/15/28)	2,425	2,742,606
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30 (Call 02/15/30)(a)	1,495	1,601,446
Pacific Gas & Electric Co. 2.10%, 08/01/27 (Call 06/01/27)(a)	7,436	7,393,417
2.50%, 02/01/31 (Call 11/01/30)	300	291,713
2.95%, 03/01/26 (Call 12/01/25)	899	942,651
3.30%, 03/15/27 (Call 12/15/26)	726	772,959
3.30%, 12/01/27 (Call 09/01/27)	2,463	2,605,155
3.75%, 07/01/28	5,227	5,651,135
4.55%, 07/01/30 (Call 01/01/30)	13,844	15,442,970
Pacific Gas and Electric Co., 4.65%, 08/01/28 (Call 05/01/28)(a)	35	39,119
PacifiCorp 2.70%, 09/15/30 (Call 06/15/30)	629	666,438
3.50%, 06/15/29 (Call 03/15/29)(a)	1,383	1,553,808
Pennsylvania Electric Co. 3.25%, 03/15/28 (Call 12/15/27)(b)	1,531	1,591,154
3.60%, 06/01/29 (Call 03/01/29)(a)(b)	1,675	1,778,131
Perusahaan Listrik Negara PT 3.88%, 07/17/29(a)(b)	3,697	3,887,396
4.13%, 05/15/27(b)	2,926	3,174,710
5.45%, 05/21/28(b)	6,442	7,496,878
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	8,320	8,228,480
3.38%, 02/05/30(b)	675	682,763
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	4,215	4,571,095
4.13%, 04/15/30 (Call 01/15/30)	4,954	5,727,468
Public Service Co. of Colorado 3.70%, 06/15/28 (Call 12/15/27)	1,687	1,905,751
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	1,861	1,867,669
Public Service Electric & Gas Co. 2.25%, 09/15/26 (Call 06/15/26)(a)	1,828	1,936,482
2.45%, 01/15/30 (Call 10/15/29)(a)	388	408,068
3.00%, 05/15/27 (Call 02/15/27)(a)	2,392	2,613,057
3.20%, 05/15/29 (Call 02/15/29)	1,583	1,747,624
3.65%, 09/01/28 (Call 06/01/28)(a)	1,739	1,966,240
3.70%, 05/01/28 (Call 02/01/28)(a)	1,017	1,147,869
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	3,882	3,661,084
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	3,434	3,834,731
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	116	151,633
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	409	448,593
San Diego Gas & Electric Co. 2.50%, 05/15/26 (Call 02/15/26)(a)	2,152	2,288,088
6.00%, 06/01/26(a)	110	134,275

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	$1,557	$1,507,220
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	3,579	3,937,996
3.40%, 02/01/28 (Call 11/01/27)	4,787	5,274,052
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)(a)	1,611	1,718,974
Southern California Edison Co. 2.25%, 06/01/30 (Call 03/01/30)	2,376	2,386,170
2.85%, 08/01/29 (Call 05/01/29)(a)	1,655	1,744,964
6.65%, 04/01/29	1,637	2,013,062
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	2,917	3,351,935
Series B, 3.65%, 03/01/28 (Call 12/01/27)(a)	2,556	2,828,637
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	8,669	9,429,727
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,070	4,526,722
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	3,106	3,309,700
Series M, 4.10%, 09/15/28 (Call 06/15/28)	3,878	4,408,857
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	2,944	3,259,686
State Grid Overseas Investment 2016 Ltd. 3.50%, 05/04/27(b)	12,403	13,729,376
4.25%, 05/02/28(a)(b)	3,895	4,480,298
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	4,708	5,021,119
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(a)(b)	1,000	1,116,000
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	2,107	2,026,207
Union Electric Co. 2.95%, 06/15/27 (Call 03/15/27)	2,893	3,145,477
2.95%, 03/15/30 (Call 12/15/29)(a)	332	360,383
3.50%, 03/15/29 (Call 12/15/28)	2,003	2,240,182
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	1,649	1,783,498
Series A, 3.50%, 03/15/27 (Call 12/15/26)	826	921,555
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,403	3,853,548
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	3,197	3,493,773
Vistra Operations Co. LLC 3.70%, 01/30/27 (Call 11/30/26)(b)	4,412	4,780,777
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	4,096	4,562,659
WEC Energy Group Inc. 1.38%, 10/15/27 (Call 08/15/27)(a)	1,394	1,375,626
1.80%, 10/15/30 (Call 07/15/30)(a)	592	567,269
Wisconsin Power & Light Co. 3.00%, 07/01/29 (Call 04/01/29)	1,759	1,922,484
3.05%, 10/15/27 (Call 07/15/27)	1,441	1,591,590
Xcel Energy Inc. 2.60%, 12/01/29 (Call 06/01/29)	3,142	3,293,967
3.35%, 12/01/26 (Call 06/01/26)(a)	3,048	3,364,300
3.40%, 06/01/30 (Call 12/01/29)(a)	1,111	1,218,763
4.00%, 06/15/28 (Call 12/15/27)	3,414	3,882,616

		723,277,386

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	145	141,913
Emerson Electric Co. 0.88%, 10/15/26 (Call 09/15/26)(a)	2,374	2,341,636
1.80%, 10/15/27 (Call 08/15/27)(a)	3,949	4,049,271

Security	Par (000)	Value

Electrical Components & Equipment (continued)
1.95%, 10/15/30 (Call 07/15/30)	$1,456	$1,472,620

		8,005,440

Electronics — 0.9%
Agilent Technologies Inc. 2.10%, 06/04/30 (Call 03/04/30)(a)	1,056	1,061,151
2.75%, 09/15/29 (Call 06/15/29)(a)	4,091	4,309,612
3.05%, 09/22/26 (Call 06/22/26)(a)	1,996	2,168,140
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	1,844	1,986,297
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	1,015	1,097,337
Amphenol Corp. 2.80%, 02/15/30 (Call 11/15/29)	3,407	3,582,076
4.35%, 06/01/29 (Call 03/01/29)	2,063	2,399,303
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)(a)	2,827	3,142,707
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	2,236	2,500,313
Flex Ltd. 4.88%, 06/15/29 (Call 03/15/29)	3,725	4,305,851
4.88%, 05/12/30 (Call 02/12/30)(a)	2,620	3,047,221
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)(a)	667	687,601
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	5,490	5,997,502
Honeywell International Inc. 1.95%, 06/01/30 (Call 03/01/30)(a)	5,008	5,067,861
2.50%, 11/01/26 (Call 08/01/26)	7,543	8,130,359
2.70%, 08/15/29 (Call 05/15/29)(a)	814	873,530
Hubbell Inc. 3.35%, 03/01/26 (Call 12/01/25)	1,155	1,246,970
3.50%, 02/15/28 (Call 11/15/27)	3,095	3,326,608
Jabil Inc. 3.00%, 01/15/31 (Call 10/15/30)(a)	864	882,754
3.60%, 01/15/30 (Call 10/15/29)(a)	2,155	2,313,015
3.95%, 01/12/28 (Call 10/12/27)(a)	2,693	3,035,349
Keysight Technologies Inc. 3.00%, 10/30/29 (Call 07/30/29)	1,918	2,053,637
4.60%, 04/06/27 (Call 01/06/27)	4,110	4,819,150
Roper Technologies Inc. 1.40%, 09/15/27 (Call 07/15/27)	4,559	4,511,243
1.75%, 02/15/31 (Call 11/15/30)	1,675	1,604,741
2.00%, 06/30/30 (Call 03/30/30)(a)	2,925	2,878,872
2.95%, 09/15/29 (Call 06/15/29)	2,240	2,388,033
3.80%, 12/15/26 (Call 09/15/26)(a)	3,713	4,202,680
4.20%, 09/15/28 (Call 06/15/28)(a)	4,740	5,470,697
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	3,282	3,869,275
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	2,334	2,581,974

		95,541,859

Engineering & Construction — 0.2%
Mexico City Airport Trust 3.88%, 04/30/28 (Call 01/30/28)(b)	2,857	2,800,289
4.25%, 10/31/26 (Call 07/31/26)(b)	3,097	3,156,958
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(a)(b)	4,405	4,798,824
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	6,008	6,773,705

		17,529,776

Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)(b)	4,520	4,621,442

138	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.3%
Republic Services Inc. 1.45%, 02/15/31 (Call 11/15/30)(a)	$1,565	$1,471,392
2.30%, 03/01/30 (Call 12/01/29)	3,515	3,594,165
2.90%, 07/01/26 (Call 04/01/26)	3,389	3,655,796
3.38%, 11/15/27 (Call 08/15/27)(a)	4,023	4,485,202
3.95%, 05/15/28 (Call 02/15/28)	2,283	2,610,239
Waste Connections Inc. 2.60%, 02/01/30 (Call 11/01/29)(a)	2,330	2,440,911
3.50%, 05/01/29 (Call 02/01/29)	3,133	3,493,453
4.25%, 12/01/28 (Call 09/01/28)	1,902	2,210,837
Waste Management Inc. 1.15%, 03/15/28 (Call 01/15/28)(a)	3,755	3,634,400
3.15%, 11/15/27 (Call 08/15/27)	4,566	5,044,976

		32,641,371

Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	2,855	3,838,817
Bestfoods
Series E, 7.25%, 12/15/26	100	132,683
Series F, 6.63%, 04/15/28(a)	600	787,670
Campbell Soup Co. 2.38%, 04/24/30 (Call 01/24/30)(a)	3,422	3,456,501
4.15%, 03/15/28 (Call 12/15/27)	4,983	5,726,459
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(a)(b)	4,435	4,926,780
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	200	204,935
Conagra Brands Inc. 1.38%, 11/01/27 (Call 09/01/27)	6,625	6,485,113
4.85%, 11/01/28 (Call 08/01/28)	8,338	9,953,237
7.00%, 10/01/28	551	722,616
8.25%, 09/15/30	971	1,420,295
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	8,945	9,662,643
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	981	1,068,873
General Mills Inc. 2.88%, 04/15/30 (Call 01/15/30)	4,773	5,056,526
3.20%, 02/10/27 (Call 11/10/26)	3,269	3,596,286
4.20%, 04/17/28 (Call 01/17/28)	6,724	7,795,093
Hershey Co. (The) 1.70%, 06/01/30 (Call 03/01/30)(a)	1,909	1,891,403
2.30%, 08/15/26 (Call 05/15/26)(a)	3,083	3,267,978
2.45%, 11/15/29 (Call 08/15/29)	1,937	2,052,110
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)(a)	4,765	4,710,038
Ingredion Inc. 2.90%, 06/01/30 (Call 03/01/30)(a)	4,049	4,269,187
3.20%, 10/01/26 (Call 07/01/26)(a)	1,648	1,798,831
JM Smucker Co. (The) 2.38%, 03/15/30 (Call 12/15/29)	2,392	2,433,557
3.38%, 12/15/27 (Call 09/15/27)(a)	2,755	3,069,292
Kellogg Co. 2.10%, 06/01/30 (Call 03/01/30)(a)	1,976	1,977,869
3.25%, 04/01/26	3,738	4,132,950
3.40%, 11/15/27 (Call 08/15/27)(a)	2,766	3,088,048
4.30%, 05/15/28 (Call 02/15/28)	3,249	3,778,241
Kroger Co. (The) 1.70%, 01/15/31 (Call 10/15/30)	1,552	1,492,870
2.20%, 05/01/30 (Call 02/01/30)	3,916	3,957,435
2.65%, 10/15/26 (Call 07/15/26)(a)	3,872	4,143,730
3.70%, 08/01/27 (Call 05/01/27)(a)	2,980	3,373,397
4.50%, 01/15/29 (Call 10/15/28)(a)	3,940	4,721,303
8.00%, 09/15/29	1,328	1,874,934

Security	Par (000)	Value

Food (continued)
Mars Inc. 0.88%, 07/16/26 (Call 06/16/26)(b)	$3,645	$3,595,432
3.20%, 04/01/30 (Call 01/01/30)(b)	4,413	4,880,916
McCormick & Co. Inc./MD 1.85%, 02/15/31 (Call 11/15/30)	905	880,073
2.50%, 04/15/30 (Call 01/15/30)	1,889	1,952,480
3.40%, 08/15/27 (Call 05/15/27)	4,053	4,502,618
Mondelez International Inc. 1.50%, 02/04/31 (Call 11/04/30)(a)	244	229,272
2.75%, 04/13/30 (Call 01/13/30)	6,921	7,246,672
4.13%, 05/07/28 (Call 02/07/28)(a)	2,695	3,128,065
Nestle Holdings Inc. 1.00%, 09/15/27 (Call 07/15/27)(a)(b)	3,432	3,350,780
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	5,126	4,898,464
3.63%, 09/24/28 (Call 06/24/28)(b)	6,178	7,025,328
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	3,995	4,354,550
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(a)(b)	2,500	2,878,150
Smithfield Foods Inc. 3.00%, 10/15/30 (Call 07/15/30)(a)(b)	197	200,820
4.25%, 02/01/27 (Call 11/01/26)(b)	2,949	3,259,326
5.20%, 04/01/29 (Call 01/01/29)(b)	1,967	2,287,935
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	3,579	3,646,182
3.25%, 07/15/27 (Call 04/15/27)	4,273	4,697,152
3.30%, 07/15/26 (Call 04/15/26)	3,207	3,509,555
5.95%, 04/01/30 (Call 01/01/30)	5,511	7,060,570
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	4,271	4,739,100
4.00%, 03/01/26 (Call 01/01/26)	4,157	4,677,659
4.35%, 03/01/29 (Call 12/01/28)	3,861	4,495,665

		208,364,464

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA 3.88%, 11/02/27 (Call 08/02/27)	2,234	2,418,305
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,412	1,525,850
4.25%, 04/30/29 (Call 01/30/29)(a)(b)	2,885	3,146,958
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	2,843	3,273,032
Georgia-Pacific LLC 0.95%, 05/15/26 (Call 04/15/26)(a)(b)	2,543	2,502,132
2.10%, 04/30/27 (Call 02/28/27)(b)	5,473	5,667,446
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	7,859	8,099,671
7.25%, 06/01/28	1,530	2,022,970
7.75%, 11/15/29(a)	81	116,136
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	286	311,136
Inversiones CMPC SA 3.85%, 01/13/30 (Call 10/13/29)(b)	2,000	2,175,000
4.38%, 04/04/27(a)(b)	2,093	2,331,602
Suzano Austria GmbH 3.75%, 01/15/31 (Call 10/15/30)	3,150	3,327,030
5.00%, 01/15/30 (Call 10/15/29)	4,465	5,011,963
6.00%, 01/15/29 (Call 10/15/28)(a)	8,457	10,076,515

		52,005,746

Gas — 0.6%
APT Pipelines Ltd., 4.25%, 07/15/27 (Call 04/15/27)(a)(b)	2,500	2,825,621
Atmos Energy Corp. 2.63%, 09/15/29 (Call 06/15/29)(a)	1,284	1,355,096
3.00%, 06/15/27 (Call 03/15/27)	1,033	1,118,452

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Boston Gas Co. 3.00%, 08/01/29 (Call 05/01/29)(b)	$2,961	$3,178,731
3.15%, 08/01/27 (Call 05/01/27)(b)	2,239	2,458,770
Brooklyn Union Gas Co. (The) 3.41%, 03/10/26 (Call 12/10/25)(a)(b)	485	531,591
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	3,521	3,966,516
CenterPoint Energy Resources Corp. 1.75%, 10/01/30 (Call 07/01/30)(a)	562	542,133
4.00%, 04/01/28 (Call 01/01/28)	1,310	1,491,042
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,479	2,460,534
Eastern Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29 (Call 08/15/29)(a)	3,758	4,003,201
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	3,630	3,601,342
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	1,750	1,953,700
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	883	942,190
Korea Gas Corp., 2.88%, 07/16/29(b)	3,250	3,509,977
National Fuel Gas Co. 3.95%, 09/15/27 (Call 06/15/27)	2,114	2,271,344
4.75%, 09/01/28 (Call 06/01/28)	1,558	1,757,826
NiSource Inc. 1.70%, 02/15/31 (Call 11/15/30)	1,335	1,272,526
2.95%, 09/01/29 (Call 06/01/29)(a)	3,343	3,539,310
3.49%, 05/15/27 (Call 02/15/27)	3,931	4,346,833
3.60%, 05/01/30 (Call 02/01/30)(a)	3,484	3,877,610
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)(a)	985	976,068
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)(a)	2,862	3,182,346
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	2,500	2,596,900
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	1,820	1,943,082
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	3,736	3,887,380
Southern Co. Gas Capital Corp. 3.25%, 06/15/26 (Call 03/15/26)	960	1,052,854
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	1,021	982,449
Southwest Gas Corp. 2.20%, 06/15/30 (Call 03/15/30)(a)	789	797,752
3.70%, 04/01/28 (Call 01/01/28)	1,955	2,182,157

		68,605,333

Hand & Machine Tools — 0.1%
Kennametal Inc. 2.80%, 03/01/31 (Call 12/01/30)	575	578,130
4.63%, 06/15/28 (Call 03/15/28)	1,784	2,026,489
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	275	302,816
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)(a)	3,067	3,169,103
3.40%, 03/01/26 (Call 01/01/26)(a)	3,672	4,062,511
4.25%, 11/15/28 (Call 08/15/28)(a)	3,018	3,545,443

		13,684,492

Health Care - Products — 1.1%
Abbott Laboratories 1.15%, 01/30/28 (Call 11/30/27)(a)	3,715	3,621,208
1.40%, 06/30/30 (Call 03/30/30)(a)	3,901	3,740,903
3.75%, 11/30/26 (Call 08/30/26)	8,124	9,255,795

Security	Par (000)	Value

Health Care - Products (continued)
Alcon Finance Corp. 2.60%, 05/27/30 (Call 02/27/30)(a)(b)	$4,757	$4,905,896
2.75%, 09/23/26 (Call 07/23/26)(b)	2,205	2,372,715
3.00%, 09/23/29 (Call 06/23/29)(b)	4,552	4,838,022
Baxter International Inc. 2.60%, 08/15/26 (Call 05/15/26)(a)	4,180	4,495,195
3.95%, 04/01/30 (Call 01/01/30)(a)(b)	3,047	3,506,576
Boston Scientific Corp. 2.65%, 06/01/30 (Call 03/01/30)	5,561	5,757,405
3.75%, 03/01/26 (Call 01/01/26)	3,747	4,183,024
4.00%, 03/01/28 (Call 12/01/27)(a)	219	250,980
4.00%, 03/01/29 (Call 12/01/28)(a)	4,569	5,199,027
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	3,839	4,095,072
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,687	4,897,398
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	3,338	3,828,524
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	1,852	2,078,384
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	4,952	5,340,367
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	6,050	5,902,439
Stryker Corp. 1.95%, 06/15/30 (Call 03/15/30)	5,395	5,336,194
3.50%, 03/15/26 (Call 12/15/25)	4,115	4,551,694
3.65%, 03/07/28 (Call 12/07/27)(a)	3,190	3,592,538
Thermo Fisher Scientific Inc. 2.60%, 10/01/29 (Call 07/01/29)	4,573	4,804,547
2.95%, 09/19/26 (Call 06/19/26)(a)	6,208	6,748,365
3.20%, 08/15/27 (Call 05/15/27)	3,828	4,204,892
4.50%, 03/25/30 (Call 12/25/29)	5,580	6,640,647
Zimmer Biomet Holdings Inc., 3.55%, 03/20/30 (Call 12/20/29)	5,084	5,587,643

		119,735,450

Health Care - Services — 1.6%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	50	53,347
Advocate Health & Hospitals Corp. 3.83%, 08/15/28 (Call 05/15/28)	770	859,810
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	65,657
Anthem Inc. 2.25%, 05/15/30 (Call 02/15/30)(a)	6,286	6,333,887
2.88%, 09/15/29 (Call 06/15/29)	4,341	4,641,051
3.65%, 12/01/27 (Call 09/01/27)	8,244	9,304,969
4.10%, 03/01/28 (Call 12/01/27)(a)	6,693	7,716,940
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	1,855	1,947,698
Banner Health 1.90%, 01/01/31 (Call 07/01/30)(a)	88	87,264
2.34%, 01/01/30 (Call 10/01/29)(a)	1,035	1,059,818
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,250	1,234,324
Bon Secours Mercy Health Inc., 3.46%, 06/01/30 (Call 12/01/29)(a)	2,460	2,709,134
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)(a)	1,300	1,507,401
CommonSpirit Health 2.78%, 10/01/30 (Call 04/01/30)	50	52,091
3.35%, 10/01/29 (Call 04/01/29)	3,669	3,958,836

140	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Fresenius Medical Care U.S. Finance III Inc. 2.38%, 02/16/31 (Call 11/16/30)(b)	$5,050	$4,917,997
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,450	2,638,469
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	9,327	10,528,405
4.50%, 02/15/27 (Call 08/15/26)	5,982	6,837,793
5.25%, 06/15/26 (Call 12/15/25)(a)	5,724	6,693,812
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(a)(b)	4,038	4,062,822
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	2,797	3,014,047
3.95%, 03/15/27 (Call 12/15/26)(a)	4,769	5,417,984
4.88%, 04/01/30 (Call 01/01/30)	3,230	3,900,019
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	3,180	3,529,112
Laboratory Corp. of America Holdings 2.95%, 12/01/29 (Call 09/01/29)	3,469	3,716,333
3.60%, 09/01/27 (Call 06/01/27)(a)	2,355	2,657,059
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	150	158,299
Providence St Joseph Health Obligated Group Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	2,968	3,103,591
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	191	205,921
Quest Diagnostics Inc. 2.95%, 06/30/30 (Call 03/30/30)	3,896	4,155,228
3.45%, 06/01/26 (Call 03/01/26)(a)	3,687	4,076,070
4.20%, 06/30/29 (Call 03/30/29)	2,386	2,786,961
Roche Holdings Inc. 2.38%, 01/28/27 (Call 10/28/26)(a)(b)	3,978	4,238,786
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	5,210	5,614,182
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	3,980	4,567,528
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	907	1,038,760
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	100	111,997
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	221	247,611
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)(a)	2,212	2,254,792
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,492	1,752,744
UnitedHealth Group Inc. 2.00%, 05/15/30(a)	6,670	6,686,759
2.88%, 08/15/29	5,045	5,465,580
2.95%, 10/15/27(a)	4,688	5,114,836
3.10%, 03/15/26	4,443	4,871,155
3.38%, 04/15/27	2,883	3,223,943
3.45%, 01/15/27(a)	3,900	4,365,493
3.85%, 06/15/28	5,973	6,836,425
3.88%, 12/15/28(a)	4,156	4,789,183
Universal Health Services Inc. 2.65%, 10/15/30 (Call 07/15/30)(a)(b)	415	410,335
5.00%, 06/01/26 (Call 06/01/21)(b)	325	333,938

		175,856,196

Holding Companies - Diversified — 0.2%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	172	169,884
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	250	273,694
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,044	2,260,408
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	5,892	6,160,942
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	2,493	2,759,487

Security	Par (000)	Value

Holding Companies - Diversified (continued)
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(a)(b)	$891	$860,066
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)(a)	561	563,663
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	3,807	3,922,396
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)	500	495,276

		17,465,816

Home Builders — 0.2%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	1,395	1,380,916
Lennar Corp. 4.75%, 11/29/27 (Call 05/29/27)(a)	3,655	4,230,663
5.00%, 06/15/27 (Call 12/15/26)(a)	1,300	1,521,000
5.25%, 06/01/26 (Call 12/01/25)(a)	1,201	1,397,604
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	2,756	2,930,974
PulteGroup Inc. 5.00%, 01/15/27 (Call 10/15/26)(a)	2,865	3,357,064
5.50%, 03/01/26 (Call 12/01/25)(a)	2,000	2,350,000

		17,168,221

Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(a)(b)	1,979	2,320,397
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	2,362	2,564,057
4.40%, 03/15/29 (Call 12/15/28)(a)	3,106	3,540,331
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	2,675	2,856,761
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	3,905	4,624,618

		15,906,164

Household Products & Wares — 0.4%
Avery Dennison Corp. 2.65%, 04/30/30 (Call 02/01/30)(a)	3,037	3,153,330
4.88%, 12/06/28 (Call 09/06/28)	2,533	3,021,095
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	2,283	2,507,782
Clorox Co. (The) 1.80%, 05/15/30 (Call 02/15/30)	2,055	2,024,968
3.10%, 10/01/27 (Call 07/01/27)(a)	2,306	2,554,624
3.90%, 05/15/28 (Call 02/15/28)	2,465	2,830,011
Kimberly-Clark Corp. 1.05%, 09/15/27 (Call 07/15/27)(a)	2,183	2,150,030
3.10%, 03/26/30 (Call 12/26/29)(a)	6,965	7,673,086
3.20%, 04/25/29 (Call 01/25/29)(a)	984	1,096,607
3.95%, 11/01/28 (Call 08/01/28)	504	584,777
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	11,324	12,357,432

		39,953,742

Insurance — 4.5%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)(c)	3,620	4,176,210
Aflac Inc. 2.88%, 10/15/26 (Call 07/15/26)(a)	2,424	2,628,474
3.60%, 04/01/30 (Call 01/01/30)(a)	2,562	2,887,466
AIA Group Ltd. 3.38%, 04/07/30 (Call 01/07/30)(a)(b)	450	491,759
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	5,642	6,211,253
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	4,142	4,616,639
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	1,460	1,628,613
Allstate Corp. (The) 1.45%, 12/15/30 (Call 09/15/30)(a)	810	775,533
3.28%, 12/15/26 (Call 09/15/26)(a)	4,716	5,273,563

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	$3,038	$3,420,321
American Financial Group Inc./OH 3.50%, 08/15/26 (Call 05/15/26)(a)	1,976	2,165,564
5.25%, 04/02/30 (Call 01/02/30)	858	1,038,438
American International Group Inc. 3.40%, 06/30/30 (Call 03/30/30)(a)	8,620	9,451,107
3.90%, 04/01/26 (Call 01/01/26)	8,680	9,726,231
4.20%, 04/01/28 (Call 01/01/28)	5,379	6,201,556
4.25%, 03/15/29 (Call 12/15/28)(a)	4,474	5,224,777
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)(c)	1,611	1,828,082
Aon Corp. 2.80%, 05/15/30 (Call 02/15/30)	5,775	6,100,976
3.75%, 05/02/29 (Call 02/02/29)	4,414	4,997,047
4.50%, 12/15/28 (Call 09/15/28)	2,061	2,427,289
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	2,724	3,107,492
Assurant Inc. 3.70%, 02/22/30 (Call 11/22/29)	535	592,365
4.90%, 03/27/28 (Call 12/27/27)	2,093	2,449,132
Athene Global Funding 2.45%, 08/20/27(a)(b)	455	471,878
2.55%, 11/19/30(b)	2,419	2,379,736
2.95%, 11/12/26(b)	3,302	3,513,685
Athene Holding Ltd. 3.50%, 01/15/31 (Call 10/15/30)	3,155	3,287,174
4.13%, 01/12/28 (Call 10/12/27)(a)	5,762	6,385,578
6.15%, 04/03/30 (Call 01/03/30)	3,047	3,763,055
AXA SA, 8.60%, 12/15/30	5,294	8,262,766
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)(a)	3,447	3,849,900
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)(a)	2,190	2,490,059
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	2,800	2,787,965
Berkshire Hathaway Finance Corp. 1.45%, 10/15/30 (Call 07/15/30)(a)	2,405	2,338,728
1.85%, 03/12/30 (Call 12/12/29)(a)	2,544	2,566,348
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	12,152	13,347,094
Brighthouse Financial Inc. 3.70%, 06/22/27 (Call 03/22/27)(a)	6,830	7,444,885
5.63%, 05/15/30 (Call 02/15/30)	1,569	1,905,401
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	2,132	2,476,498
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	1,710	1,889,517
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	225	287,155
CNA Financial Corp. 2.05%, 08/15/30 (Call 05/15/30)(a)	1,950	1,912,956
3.45%, 08/15/27 (Call 05/10/27)	3,787	4,219,816
3.90%, 05/01/29 (Call 02/01/29)(a)	1,660	1,894,317
4.50%, 03/01/26 (Call 12/01/25)	3,503	4,017,243
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	3,444	4,055,649
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(b)(c)(e)	9,510	10,282,687
Empower Finance 2020 LP, 1.36%, 09/17/27 (Call 07/17/27)(a)(b)	1,970	1,944,904
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	2,500	2,859,721

Security	Par (000)	Value

Insurance (continued)
Equitable Financial Life Global Funding 1.40%, 08/27/27(a)(b)	$2,380	$2,346,690
1.75%, 11/15/30(b)	655	630,259
Equitable Holdings Inc. 4.35%, 04/20/28 (Call 01/20/28)(a)	9,294	10,614,749
7.00%, 04/01/28	55	70,582
Fairfax Financial Holdings Ltd. 4.63%, 04/29/30 (Call 01/29/30)	1,407	1,553,533
4.85%, 04/17/28 (Call 01/17/28)	3,835	4,284,693
Fidelity National Financial Inc. 3.40%, 06/15/30 (Call 03/15/30)(a)	2,560	2,751,601
4.50%, 08/15/28 (Call 05/15/28)	3,074	3,542,041
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)(a)	1,423	1,606,926
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(a)(b)	7,328	7,782,412
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	2,690	2,927,721
Globe Life Inc. 2.15%, 08/15/30 (Call 05/15/30)(a)	2,134	2,111,998
4.55%, 09/15/28 (Call 06/15/28)(a)	2,944	3,466,338
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	295	340,984
Guardian Life Global Funding 1.25%, 11/19/27(b)	1,455	1,430,770
1.40%, 07/06/27(a)(b)	1,052	1,048,945
Hanover Insurance Group Inc. (The) 2.50%, 09/01/30 (Call 06/01/30)	2,003	2,045,217
4.50%, 04/15/26 (Call 01/15/26)	1,175	1,351,842
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,582	3,800,149
Jackson National Life Global Funding 3.05%, 04/29/26(b)	2,894	3,144,096
3.05%, 06/21/29(b)	1,500	1,610,669
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	2,930	2,899,161
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	5,867	6,945,858
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)(a)	2,927	3,145,079
3.40%, 01/15/31 (Call 10/15/30)(a)	378	416,836
3.63%, 12/12/26 (Call 09/15/26)(a)	2,381	2,665,134
3.80%, 03/01/28 (Call 12/01/27)(a)	2,822	3,201,154
Loews Corp. 3.20%, 05/15/30 (Call 02/15/30)(a)	3,195	3,519,904
3.75%, 04/01/26 (Call 01/01/26)	3,496	3,910,865
Manulife Financial Corp. 2.48%, 05/19/27 (Call 03/19/27)	5,355	5,639,972
4.06%, 02/24/32 (Call 02/24/27)(a)(c)	530	583,271
4.15%, 03/04/26	5,983	6,837,871
Markel Corp. 3.35%, 09/17/29 (Call 06/17/29)(a)	1,641	1,789,052
3.50%, 11/01/27 (Call 08/01/27)	1,694	1,864,950
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)(a)	2,511	2,542,869
3.75%, 03/14/26 (Call 12/14/25)(a)	482	538,622
4.38%, 03/15/29 (Call 12/15/28)(a)	8,181	9,629,629
MassMutual Global Funding II 1.55%, 10/09/30(a)(b)	673	648,596
2.35%, 01/14/27(a)(b)	3,793	4,001,452
3.40%, 03/08/26(b)	2,813	3,108,794

142	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Meiji Yasuda Life Insurance Co. 5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	$4,500	$5,253,750
5.20%, 10/20/45 (Call 10/20/25)(b)(c)	2,530	2,878,634
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(a)	2,072	2,327,213
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	4,562	5,482,758
Metropolitan Life Global Funding I 1.55%, 01/07/31(b)	87	83,845
2.95%, 04/09/30(b)	6,060	6,570,783
3.00%, 09/19/27(a)(b)	3,056	3,350,476
3.05%, 06/17/29(a)(b)	3,755	4,115,748
3.45%, 12/18/26(b)	6,586	7,414,946
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(a)(b)(c)(e)	4,000	4,608,800
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	50	67,139
New York Life Global Funding 1.20%, 08/07/30(a)(b)	1,095	1,031,723
2.35%, 07/14/26(a)(b)	997	1,053,553
3.00%, 01/10/28(a)(b)	6,155	6,682,404
Nippon Life Insurance Co. 2.75%, 01/21/51 (Call 01/21/31)(b)(c)	7,500	7,437,096
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	5,964	6,172,740
Ohio National Financial Services Inc., 5.55%, 01/24/30 (Call 10/24/29)(b)	2,018	2,163,056
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	3,815	4,307,404
Pacific Life Global Funding II, 1.45%, 01/20/28(b)	5,340	5,272,309
PartnerRe Finance B LLC 3.70%, 07/02/29 (Call 04/02/29)	2,790	3,123,360
4.50%, 10/01/50 (Call 04/01/30)(c)	2,525	2,633,808
Principal Financial Group Inc. 2.13%, 06/15/30 (Call 03/15/30)	4,453	4,427,095
3.10%, 11/15/26 (Call 08/15/26)(a)	879	962,505
3.70%, 05/15/29 (Call 02/15/29)(a)	3,567	4,022,197
Principal Life Global Funding II 1.50%, 08/27/30(a)(b)	866	825,028
1.63%, 11/19/30(a)(b)	300	288,919
2.50%, 09/16/29(a)(b)	1,860	1,937,149
3.00%, 04/18/26(b)	3,316	3,595,629
Progressive Corp. (The) 2.45%, 01/15/27(a)	3,869	4,146,230
3.20%, 03/26/30 (Call 12/26/29)(a)	3,648	4,065,570
4.00%, 03/01/29 (Call 12/01/28)	999	1,162,855
6.63%, 03/01/29	5	6,663
Protective Life Corp. 3.40%, 01/15/30 (Call 10/15/29)(b)	2,225	2,354,653
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	772	871,284
Protective Life Global Funding, 1.74%, 09/21/30(a)(b)	272	263,715
Prudential Financial Inc. 2.10%, 03/10/30 (Call 12/10/29)(a)	2,545	2,619,687
3.70%, 10/01/50 (Call 07/01/30)(c)	5,000	5,118,750
3.88%, 03/27/28 (Call 12/27/27)(a)	231	267,686
4.50%, 09/15/47 (Call 09/15/27)(a)(c)	1,950	2,167,040
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	10,588	12,183,209
Prudential PLC, 3.13%, 04/14/30(a)	5,491	5,994,093
Reinsurance Group of America Inc. 3.15%, 06/15/30 (Call 03/15/30)	1,850	1,970,399
3.90%, 05/15/29 (Call 02/15/29)(a)	4,493	5,002,528
3.95%, 09/15/26 (Call 06/15/26)	3,247	3,674,098

Security	Par (000)	Value

Insurance (continued)
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(a)(b)	$1,214	$1,298,319
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	504	552,879
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)(a)	2,747	3,051,278
SBL Holdings Inc. 5.00%, 02/18/31 (Call 11/18/30)(b)	1,800	1,788,484
5.13%, 11/13/26 (Call 09/13/26)(a)(b)	1,562	1,660,162
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	2,020	2,041,210
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27)(b)(c)	4,500	4,882,500
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)(c)	5,245	6,010,770
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	928	1,057,682
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	1,871	2,066,342
Voya Financial Inc. 3.65%, 06/15/26(a)	2,960	3,328,938
4.70%, 01/23/48 (Call 01/23/28)(a)(c)	1,441	1,488,300
Willis North America Inc. 2.95%, 09/15/29 (Call 06/15/29)(a)	3,566	3,788,142
4.50%, 09/15/28 (Call 06/15/28)	3,768	4,380,513

		497,759,932

Internet — 1.8%
Alibaba Group Holding Ltd. 2.13%, 02/09/31 (Call 11/09/30)	5,000	4,874,994
3.40%, 12/06/27 (Call 09/06/27)	11,737	12,849,794
Alphabet Inc. 0.80%, 08/15/27 (Call 06/15/27)	6,650	6,464,262
1.10%, 08/15/30 (Call 05/15/30)(a)	8,733	8,244,518
2.00%, 08/15/26 (Call 05/15/26)	3,808	4,006,521
Amazon.com Inc. 1.20%, 06/03/27 (Call 04/03/27)	6,086	6,058,912
1.50%, 06/03/30 (Call 03/03/30)	7,110	6,924,756
3.15%, 08/22/27 (Call 05/22/27)	16,401	18,179,090
Baidu Inc. 3.43%, 04/07/30 (Call 01/07/30)	255	272,644
3.63%, 07/06/27(a)	3,595	3,947,493
4.38%, 03/29/28 (Call 12/29/27)(a)	3,536	3,985,614
4.88%, 11/14/28 (Call 08/14/28)	1,619	1,890,077
Booking Holdings Inc. 3.55%, 03/15/28 (Call 12/15/27)(a)	2,982	3,342,233
3.60%, 06/01/26 (Call 03/01/26)	4,780	5,297,737
4.50%, 04/13/27 (Call 02/13/27)(a)	2,596	3,035,403
4.63%, 04/13/30 (Call 01/13/30)(a)	7,593	9,066,444
E*TRADE Financial Corp. 3.80%, 08/24/27 (Call 05/24/27)	3,144	3,558,846
4.50%, 06/20/28 (Call 03/20/28)	2,731	3,183,580
eBay Inc. 2.70%, 03/11/30 (Call 12/11/29)(a)	4,956	5,145,545
3.60%, 06/05/27 (Call 03/05/27)(a)	4,554	5,088,522
Expedia Group Inc. 2.95%, 03/15/31 (Call 12/15/30)(b)	3,485	3,450,143
3.25%, 02/15/30 (Call 11/15/29)	2,799	2,869,793
3.80%, 02/15/28 (Call 11/15/27)	5,655	6,066,002
4.63%, 08/01/27 (Call 05/01/27)(b)	147	163,592
JD.com Inc. 3.38%, 01/14/30 (Call 10/14/29)(a)	3,940	4,208,101
3.88%, 04/29/26(a)	1,605	1,764,237

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(b)	$5,000	$5,026,771
Prosus NV 3.68%, 01/21/30 (Call 10/21/29)(b)	5,080	5,393,956
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	4,578	5,181,838
TD Ameritrade Holding Corp. 2.75%, 10/01/29 (Call 07/01/29)(a)	3,152	3,352,984
3.30%, 04/01/27 (Call 01/01/27)	6,084	6,726,103
Tencent Holdings Ltd. 2.39%, 06/03/30 (Call 03/03/30)(b)	11,125	11,051,629
3.58%, 04/11/26 (Call 02/11/26)(b)	1,505	1,640,828
3.60%, 01/19/28 (Call 10/19/27)(b)	11,085	12,045,164
3.98%, 04/11/29 (Call 01/11/29)(b)	11,885	13,197,704
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	2,425	2,465,871

		200,021,701

Iron & Steel — 0.3%
Gerdau Trade Inc., 4.88%, 10/24/27(b)	2,100	2,381,400
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,210	2,379,507
Nucor Corp. 2.70%, 06/01/30 (Call 03/01/30)	647	680,325
3.95%, 05/01/28 (Call 02/01/28)(a)	2,817	3,234,300
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)(a)	332	326,193
Steel Dynamics Inc. 1.65%, 10/15/27 (Call 08/15/27)(a)	1,053	1,058,987
3.25%, 01/15/31 (Call 10/15/30)	4,890	5,250,228
3.45%, 04/15/30 (Call 01/15/30)	1,727	1,876,033
5.00%, 12/15/26 (Call 12/15/21)	2,753	2,906,174
Vale Overseas Ltd. 3.75%, 07/08/30 (Call 04/08/30)	7,043	7,485,300
6.25%, 08/10/26	8,035	9,694,228

		37,272,675

Lodging — 0.3%
Choice Hotels International Inc. 3.70%, 12/01/29 (Call 09/01/29)	242	256,462
3.70%, 01/15/31 (Call 10/15/30)(a)	50	52,748
Hyatt Hotels Corp. 4.38%, 09/15/28 (Call 06/15/28)	3,161	3,447,858
4.85%, 03/15/26 (Call 12/15/25)	1,622	1,805,874
5.75%, 04/23/30 (Call 01/23/30)	1,381	1,642,510
Las Vegas Sands Corp. 3.50%, 08/18/26 (Call 06/18/26)	4,464	4,728,235
3.90%, 08/08/29 (Call 05/08/29)	3,396	3,619,893
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	466	527,297
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	2,433	2,770,895
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,914	4,111,798
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,956	2,127,101
Sands China Ltd. 3.80%, 01/08/26 (Call 12/08/25)	200	217,060
4.38%, 06/18/30 (Call 03/18/30)	205	223,282
5.40%, 08/08/28 (Call 05/08/28)	8,089	9,277,436

		34,808,449

Machinery — 0.8%
Caterpillar Financial Services Corp. 1.10%, 09/14/27	2,509	2,466,007
2.40%, 08/09/26(a)	3,500	3,711,662
Caterpillar Inc. 2.60%, 09/19/29 (Call 06/19/29)(a)	2,232	2,373,331
2.60%, 04/09/30 (Call 01/09/30)(a)	4,425	4,678,489

Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	$1,913	$2,163,963
Deere & Co. 3.10%, 04/15/30 (Call 01/15/30)(a)	4,452	4,891,126
5.38%, 10/16/29(a)	1,039	1,329,854
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	270	286,338
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)(a)	2,800	2,965,895
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)(a)	2,010	2,134,562
John Deere Capital Corp. 1.45%, 01/15/31	2,505	2,403,183
1.75%, 03/09/27(a)	3,483	3,568,897
2.25%, 09/14/26(a)	3,586	3,808,666
2.45%, 01/09/30	1,522	1,609,408
2.65%, 06/10/26(a)	2,058	2,221,125
2.80%, 09/08/27	3,217	3,496,551
2.80%, 07/18/29	3,934	4,239,508
3.05%, 01/06/28(a)	2,164	2,375,576
3.45%, 03/07/29	4,196	4,731,751
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	1,443	1,536,415
Oshkosh Corp. 3.10%, 03/01/30 (Call 12/01/29)	275	290,794
4.60%, 05/15/28 (Call 02/15/28)	1,460	1,677,892
Otis Worldwide Corp. 2.29%, 04/05/27 (Call 02/05/27)(a)	4,159	4,349,758
2.57%, 02/15/30 (Call 11/15/29)	7,502	7,723,216
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)(a)	2,776	3,139,565
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26 (Call 08/15/26)	1,381	1,492,333
4.95%, 09/15/28 (Call 06/15/28)	6,990	8,215,002
Xylem Inc./NY 1.95%, 01/30/28 (Call 11/30/27)(a)	2,639	2,698,672
2.25%, 01/30/31 (Call 10/30/30)	75	76,024
3.25%, 11/01/26 (Call 08/01/26)(a)	3,234	3,567,697

		90,223,260

Manufacturing — 1.0%
3M Co. 2.25%, 09/19/26 (Call 06/19/26)(a)	4,303	4,564,501
2.38%, 08/26/29 (Call 05/26/29)(a)	4,476	4,676,715
2.88%, 10/15/27 (Call 07/15/27)	3,925	4,303,113
3.05%, 04/15/30 (Call 01/15/30)(a)	2,996	3,280,097
3.38%, 03/01/29 (Call 12/01/28)	4,192	4,669,615
3.63%, 09/14/28 (Call 06/14/28)(a)	2,642	2,996,204
Carlisle Companies Inc. 2.75%, 03/01/30 (Call 12/01/29)	4,310	4,461,144
3.75%, 12/01/27 (Call 09/01/27)	946	1,065,605
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	4,002	4,407,819
General Electric Co. 3.45%, 05/01/27 (Call 03/01/27)	5,432	5,965,958
3.63%, 05/01/30 (Call 02/01/30)(a)	6,143	6,703,005
5.55%, 01/05/26	1,337	1,593,866
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)(a)	5,619	6,075,096
Parker-Hannifin Corp. 3.25%, 03/01/27 (Call 12/01/26)	4,370	4,839,886
3.25%, 06/14/29 (Call 03/14/29)	5,355	5,854,301
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,020	1,180,343
Siemens Financieringsmaatschappij NV 2.35%, 10/15/26(a)(b)	10,659	11,325,477
3.40%, 03/16/27(b)	8,099	8,996,900
6.13%, 08/17/26(a)(b)	3,478	4,385,590

144	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Textron Inc. 2.45%, 03/15/31 (Call 12/15/30)(a)	$1,840	$1,816,664
3.00%, 06/01/30 (Call 03/01/30)(a)	1,707	1,779,646
3.38%, 03/01/28 (Call 12/01/27)(a)	241	259,485
3.65%, 03/15/27 (Call 12/15/26)	2,532	2,777,543
3.90%, 09/17/29 (Call 06/17/29)	1,383	1,534,610
4.00%, 03/15/26 (Call 12/15/25)	1,692	1,887,643
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	2,112	2,378,780
Trane Technologies Luxembourg Finance SA 3.50%, 03/21/26 (Call 01/21/26)	3,051	3,362,227
3.80%, 03/21/29 (Call 12/21/28)(a)	4,814	5,469,174

		112,611,007

Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 02/01/32 (Call 11/01/31)	6,222	5,961,917
3.75%, 02/15/28 (Call 11/15/27)(a)	3,523	3,862,339
4.20%, 03/15/28 (Call 12/15/27)(a)	6,222	6,974,693
5.05%, 03/30/29 (Call 12/30/28)	5,242	6,151,134
Comcast Corp. 1.50%, 02/15/31 (Call 11/15/30)	11,850	11,211,960
1.95%, 01/15/31 (Call 10/15/30)	3,047	2,999,896
2.35%, 01/15/27 (Call 10/15/26)	7,443	7,825,663
2.65%, 02/01/30 (Call 11/01/29)	9,224	9,680,960
3.15%, 03/01/26 (Call 12/01/25)(a)	6,974	7,632,195
3.15%, 02/15/28 (Call 11/15/27)	7,028	7,690,769
3.30%, 02/01/27 (Call 11/01/26)	5,729	6,344,002
3.30%, 04/01/27 (Call 02/01/27)	3,982	4,404,967
3.40%, 04/01/30 (Call 01/01/30)	10,043	11,165,101
3.55%, 05/01/28 (Call 02/01/28)	5,040	5,632,706
4.15%, 10/15/28 (Call 07/15/28)	19,405	22,570,354
4.25%, 10/15/30 (Call 07/15/30)	3,147	3,708,180
Cox Communications Inc. 1.80%, 10/01/30 (Call 07/01/30)(a)(b)	3,420	3,269,958
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	6,936	7,592,365
3.50%, 08/15/27 (Call 05/15/27)(b)	3,064	3,396,257
Discovery Communications LLC 3.63%, 05/15/30 (Call 02/15/30)	4,078	4,485,349
3.95%, 03/20/28 (Call 12/20/27)	8,459	9,444,773
4.13%, 05/15/29 (Call 02/15/29)	3,204	3,630,135
4.90%, 03/11/26 (Call 12/11/25)	2,050	2,364,707
Fox Corp. 3.50%, 04/08/30 (Call 01/08/30)(a)	2,057	2,238,463
4.71%, 01/25/29 (Call 10/25/28)(a)	9,151	10,738,582
TCI Communications Inc., 7.13%, 02/15/28(a)	464	621,283
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	2,705	2,962,209
TWDC Enterprises 18 Corp. 1.85%, 07/30/26	5,685	5,878,938
2.95%, 06/15/27(a)	5,009	5,494,354
ViacomCBS Inc. 2.90%, 01/15/27 (Call 10/15/26)	4,297	4,563,085
3.38%, 02/15/28 (Call 11/15/27)(a)	2,300	2,507,585
3.70%, 06/01/28 (Call 03/01/28)(a)	1,653	1,831,246
4.20%, 06/01/29 (Call 03/01/29)(a)	4,345	4,966,908
4.95%, 01/15/31 (Call 10/15/30)(a)	5,720	6,887,232
7.88%, 07/30/30	3,994	5,677,511
Walt Disney Co. (The) 2.00%, 09/01/29 (Call 06/01/29)(a)	10,466	10,597,678

Security	Par (000)	Value

Media (continued)
2.20%, 01/13/28(a)	$4,425	$4,588,148
2.65%, 01/13/31(a)	10,432	10,933,157
3.38%, 11/15/26 (Call 08/15/26)	2,037	2,263,288
3.70%, 03/23/27(a)	3,149	3,572,196
3.80%, 03/22/30(a)	6,111	6,997,742

		251,319,985

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,330	1,453,380
Worthington Industries Inc., 4.55%, 04/15/26(a)	1,197	1,352,512

		2,805,892

Mining — 0.9%
Anglo American Capital PLC 2.63%, 09/10/30 (Call 06/10/30)(b)	5,690	5,770,794
4.00%, 09/11/27(a)(b)	923	1,047,383
4.50%, 03/15/28 (Call 12/15/27)(b)	4,282	4,962,370
4.75%, 04/10/27(b)	2,116	2,479,722
5.63%, 04/01/30 (Call 01/01/30)(b)	2,522	3,124,433
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	152	190,348
Corp. Nacional del Cobre de Chile 3.00%, 09/30/29 (Call 06/30/29)(b)	6,329	6,664,754
3.15%, 01/14/30 (Call 10/14/29)(b)	3,054	3,237,697
3.63%, 08/01/27 (Call 05/01/27)(b)	6,549	7,222,928
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	4,320	4,745,863
Glencore Funding LLC 2.50%, 09/01/30 (Call 06/01/30)(b)	5,377	5,324,246
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	1,045	1,164,734
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	5,360	6,016,081
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	3,077	3,618,623
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/30 (Call 02/15/30)(a)(b)	8,315	9,531,069
6.53%, 11/15/28(b)	3,080	3,780,700
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(b)	2,934	3,201,728
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	2,857	3,263,439
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)(b)	2,572	2,649,906
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(b)	3,375	3,641,568
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)	4,448	4,434,124
2.80%, 10/01/29 (Call 07/01/29)	4,380	4,623,811
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,044	1,441,288
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	2,667	2,897,612
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	1,359	1,508,620

		96,543,841

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(a)	1,931	2,287,664

Oil & Gas — 4.9%
Aker BP ASA 3.75%, 01/15/30 (Call 10/15/29)(a)(b)	4,341	4,581,412
4.00%, 01/15/31 (Call 10/15/30)(b)	500	533,694
BP Capital Markets America Inc. 1.75%, 08/10/30 (Call 05/10/30)(a)	5,541	5,347,246
3.02%, 01/16/27 (Call 10/16/26)	4,010	4,318,109
3.12%, 05/04/26 (Call 02/04/26)	5,747	6,240,266
3.54%, 04/06/27 (Call 02/06/27)(a)	3,040	3,382,702
3.59%, 04/14/27 (Call 01/14/27)	3,482	3,896,480
3.63%, 04/06/30 (Call 01/06/30)	8,572	9,585,928

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.94%, 09/21/28 (Call 06/21/28)	$5,127	$5,829,645
4.23%, 11/06/28 (Call 08/06/28)(a)	8,277	9,611,900
BP Capital Markets PLC 3.12%, 05/04/26 (Call 02/04/26)(a)	1,124	1,221,313
3.28%, 09/19/27 (Call 06/19/27)	6,227	6,836,973
3.72%, 11/28/28 (Call 08/28/28)	2,558	2,888,796
4.88%, (Call 03/22/30)(c)(e)	9,776	10,494,536
Canadian Natural Resources Ltd. 2.95%, 07/15/30 (Call 04/15/30)(a)	2,584	2,650,160
3.85%, 06/01/27 (Call 03/01/27)	6,929	7,648,768
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	4,662	5,106,243
Chevron Corp. 2.00%, 05/11/27 (Call 03/11/27)	5,196	5,390,289
2.24%, 05/11/30 (Call 02/11/30)(a)	7,602	7,778,210
2.95%, 05/16/26 (Call 02/16/26)	6,314	6,845,889
Chevron USA Inc. 1.02%, 08/12/27 (Call 06/12/27)(a)	3,004	2,932,500
3.25%, 10/15/29 (Call 07/15/29)	2,369	2,639,711
3.85%, 01/15/28 (Call 10/15/27)	3,830	4,372,763
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	3,713	4,095,894
4.38%, 03/15/29 (Call 12/15/28)(a)	2,952	3,315,478
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	3,420	3,526,968
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,335	3,738,727
ConocoPhillips 2.40%, 02/15/31 (Call 11/15/30)(b)	715	726,660
3.75%, 10/01/27 (Call 07/01/27)(b)	5,378	6,064,751
4.30%, 08/15/28 (Call 05/15/28)(b)	4,850	5,639,068
ConocoPhillips Co. 4.95%, 03/15/26 (Call 12/15/25)(a)	5,878	6,902,782
6.95%, 04/15/29	9,530	13,042,254
Diamondback Energy Inc. 3.25%, 12/01/26 (Call 10/01/26)	3,913	4,158,360
3.50%, 12/01/29 (Call 09/01/29)(a)	6,195	6,510,405
Ecopetrol SA 5.38%, 06/26/26 (Call 03/26/26)(a)	5,023	5,644,596
6.88%, 04/29/30 (Call 01/29/30)	9,538	11,644,944
Empresa Nacional del Petroleo 3.75%, 08/05/26 (Call 05/05/26)(b)	3,110	3,375,204
5.25%, 11/06/29 (Call 08/06/29)(b)	2,200	2,571,086
Eni SpA 4.25%, 05/09/29 (Call 02/09/29)(b)	5,060	5,776,130
Series X-R, 4.75%, 09/12/28(a)(b)	5,262	6,207,979
Eni USA Inc., 7.30%, 11/15/27	250	328,605
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	4,135	4,851,806
Equinor ASA 2.38%, 05/22/30 (Call 02/22/30)	7,938	8,116,271
3.00%, 04/06/27 (Call 02/06/27)	3,772	4,099,122
3.13%, 04/06/30 (Call 01/06/30)	5,524	6,005,789
3.63%, 09/10/28 (Call 06/10/28)	8,108	9,144,228
6.50%, 12/01/28(b)	720	951,573
6.80%, 01/15/28	550	704,528
7.15%, 01/15/29(a)	733	985,340
7.25%, 09/23/27(a)	279	370,647
Exxon Mobil Corp. 2.28%, 08/16/26 (Call 06/16/26)	4,274	4,490,606
2.44%, 08/16/29 (Call 05/16/29)	8,139	8,490,741
2.61%, 10/15/30 (Call 07/15/30)	2,195	2,298,208
3.04%, 03/01/26 (Call 12/01/25)	9,639	10,457,518

Security	Par (000)	Value

Oil & Gas (continued)
3.29%, 03/19/27 (Call 01/19/27)(a)	$3,818	$4,242,469
3.48%, 03/19/30 (Call 12/19/29)	11,648	13,016,082
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	5,000	5,644,500
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)	5,045	5,601,296
7.88%, 10/01/29	520	693,742
HollyFrontier Corp. 4.50%, 10/01/30 (Call 07/01/30)(a)	2,019	2,125,038
5.88%, 04/01/26 (Call 01/01/26)(a)	4,818	5,427,033
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	4,022	4,435,252
KazMunayGas National Co. JSC, 5.38%, 04/24/30(b)	1,600	1,901,600
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	5,354	6,053,873
Marathon Petroleum Corp. 3.80%, 04/01/28 (Call 01/01/28)(a)	2,899	3,193,456
5.13%, 12/15/26 (Call 09/15/26)	3,446	4,084,012
Pertamina Persero PT 3.10%, 01/22/30 (Call 10/21/29)(a)(b)	2,500	2,560,184
3.10%, 08/27/30 (Call 05/25/30)(b)	2,660	2,719,553
3.65%, 07/30/29(b)	2,930	3,090,703
Petronas Capital Ltd., 3.50%, 04/21/30 (Call 01/21/30)(b)	10,652	11,692,510
Phillips 66 2.15%, 12/15/30 (Call 09/15/30)(a)	4,631	4,510,760
3.90%, 03/15/28 (Call 12/15/27)	4,844	5,486,745
Pioneer Natural Resources Co. 1.90%, 08/15/30 (Call 05/15/30)	9,914	9,534,158
2.15%, 01/15/31 (Call 10/15/30)	564	549,687
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	2,200	2,273,314
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	2,350	2,639,520
Ras Laffan Liquefied Natural Gas Co. Ltd. 3 5.84%, 09/30/27(a)(b)	3,065	3,544,060
6.33%, 09/30/27(b)	4,050	4,713,188
Reliance Industries Ltd., 3.67%, 11/30/27(b)	2,500	2,776,800
Saudi Arabian Oil Co. 2.25%, 11/24/30 (Call 08/24/30)(b)	10,747	10,547,088
3.50%, 04/16/29(b)	12,559	13,694,703
Shell International Finance BV 2.38%, 11/07/29 (Call 08/07/29)(a)	8,054	8,290,733
2.50%, 09/12/26	5,213	5,564,848
2.75%, 04/06/30 (Call 01/06/30)(a)	6,037	6,369,599
2.88%, 05/10/26	7,348	7,935,236
3.88%, 11/13/28 (Call 08/13/28)	7,819	8,941,211
Sinopec Group Overseas Development 2016 Ltd. 2.75%, 09/29/26(b)	4,125	4,363,302
3.50%, 05/03/26(b)	2,367	2,581,671
Sinopec Group Overseas Development 2017 Ltd. 3.25%, 09/13/27(b)	545	589,426
3.63%, 04/12/27(b)	5,449	5,984,301
Sinopec Group Overseas Development 2018 Ltd. 2.30%, 01/08/31 (Call 10/08/30)(b)	99	95,993
2.70%, 05/13/30 (Call 02/13/30)(b)	6,705	6,766,014
2.95%, 08/08/29 (Call 05/08/29)(b)	5,624	5,787,149
2.95%, 11/12/29 (Call 08/12/29)(b)	2,382	2,450,894
4.25%, 09/12/28(a)(b)	5,275	5,902,627
Suncor Energy Inc. 7.00%, 11/15/28	110	140,776
7.88%, 06/15/26	365	464,154
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/30 (Call 02/15/30)(a)(b)	3,598	3,648,322
4.00%, 08/15/26(b)	3,685	3,994,982

146	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	$2,700	$2,636,739
Tosco Corp., 8.13%, 02/15/30(a)	246	364,224
Total Capital International SA 2.83%, 01/10/30 (Call 10/10/29)(a)	3,525	3,757,452
3.46%, 02/19/29 (Call 11/19/28)	7,490	8,340,147
Total Capital SA, 3.88%, 10/11/28(a)	5,585	6,379,397
Valero Energy Corp. 2.15%, 09/15/27 (Call 07/15/27)(a)	2,691	2,690,271
3.40%, 09/15/26 (Call 06/15/26)	5,794	6,221,067
4.00%, 04/01/29 (Call 01/01/29)(a)	4,967	5,483,015
4.35%, 06/01/28 (Call 03/01/28)	3,897	4,400,733
Woodside Finance Ltd. 3.70%, 09/15/26 (Call 06/15/26)(b)	5,547	6,002,480
3.70%, 03/15/28 (Call 12/15/27)(b)	2,824	2,994,576
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	7,040	7,814,029

		548,076,495

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 3.14%, 11/07/29 (Call 08/07/29)	2,772	2,990,412
3.34%, 12/15/27 (Call 09/15/27)	6,385	7,051,125
4.49%, 05/01/30 (Call 02/01/30)(a)	2,788	3,279,778
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	5,549	5,697,732
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	2,726	2,846,521
Schlumberger Holdings Corp. 3.90%, 05/17/28 (Call 02/17/28)(b)	7,092	7,934,544
4.30%, 05/01/29 (Call 02/01/29)(b)	3,961	4,490,590
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	5,505	5,724,553

		40,015,255

Packaging & Containers — 0.4%
Amcor Finance USA Inc. 3.63%, 04/28/26 (Call 01/28/26)	208	230,580
4.50%, 05/15/28 (Call 02/15/28)(a)	2,801	3,263,395
Bemis Co. Inc. 2.63%, 06/19/30 (Call 03/19/30)	2,980	3,092,162
3.10%, 09/15/26 (Call 06/15/26)	603	654,687
CCL Industries Inc. 3.05%, 06/01/30 (Call 03/01/30)(b)	3,671	3,835,237
3.25%, 10/01/26 (Call 07/01/26)(b)	50	54,169
Packaging Corp. of America 3.00%, 12/15/29 (Call 09/15/29)	3,155	3,391,714
3.40%, 12/15/27 (Call 09/15/27)	3,175	3,559,356
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)(a)	2,834	3,021,570
WestRock MWV LLC, 8.20%, 01/15/30(a)	420	585,774
WRKCo Inc. 3.38%, 09/15/27 (Call 06/15/27)(a)	2,365	2,606,806
3.90%, 06/01/28 (Call 03/01/28)(a)	3,423	3,871,664
4.00%, 03/15/28 (Call 12/15/27)(a)	2,552	2,880,268
4.65%, 03/15/26 (Call 01/15/26)	3,915	4,513,615
4.90%, 03/15/29 (Call 12/15/28)(a)	5,261	6,325,942

		41,886,939

Pharmaceuticals — 4.8%
AbbVie Inc. 2.95%, 11/21/26 (Call 09/21/26)	17,314	18,718,727
3.20%, 05/14/26 (Call 02/14/26)	10,420	11,368,333
3.20%, 11/21/29 (Call 08/21/29)	24,367	26,343,505
4.25%, 11/14/28 (Call 08/14/28)(a)	8,831	10,266,798

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp. 2.80%, 05/15/30 (Call 02/15/30)(a)	$3,567	$3,741,087
3.45%, 12/15/27 (Call 09/15/27)	2,184	2,420,955
AstraZeneca PLC 0.70%, 04/08/26 (Call 03/08/26)	1,349	1,311,038
1.38%, 08/06/30 (Call 05/06/30)	7,035	6,642,209
3.13%, 06/12/27 (Call 03/12/27)	2,358	2,585,080
4.00%, 01/17/29 (Call 10/17/28)	4,130	4,753,535
Bayer Corp., 6.65%, 02/15/28(b)	115	147,034
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	18,075	20,973,738
Becton Dickinson and Co. 1.96%, 02/11/31 (Call 11/11/30)(a)	4,075	3,986,685
2.82%, 05/20/30 (Call 02/20/30)	4,480	4,726,073
3.70%, 06/06/27 (Call 03/06/27)	8,360	9,372,354
Bristol-Myers Squibb Co. 1.13%, 11/13/27 (Call 09/13/27)(a)	1,885	1,849,710
1.45%, 11/13/30 (Call 08/13/30)(a)	905	868,570
3.20%, 06/15/26 (Call 04/15/26)	10,171	11,197,711
3.25%, 02/27/27	2,735	3,034,025
3.40%, 07/26/29 (Call 04/26/29)(a)	18,800	21,041,215
3.45%, 11/15/27 (Call 08/15/27)	4,660	5,247,041
3.90%, 02/20/28 (Call 11/20/27)	10,254	11,791,089
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	7,287	8,020,209
Cigna Corp. 2.40%, 03/15/30 (Call 12/15/29)	8,799	8,936,400
3.05%, 10/15/27 (Call 07/15/27)	2,423	2,653,814
3.40%, 03/01/27 (Call 12/01/26)	6,737	7,450,102
4.38%, 10/15/28 (Call 07/15/28)	16,428	19,163,211
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)	8,899	8,707,822
1.75%, 08/21/30 (Call 05/21/30)	6,326	6,098,099
1.88%, 02/28/31 (Call 11/28/30)(a)	3,590	3,469,739
2.88%, 06/01/26 (Call 03/01/26)(a)	9,035	9,731,526
3.00%, 08/15/26 (Call 06/15/26)(a)	4,498	4,882,961
3.25%, 08/15/29 (Call 05/15/29)	9,053	9,831,174
3.63%, 04/01/27 (Call 02/01/27)	4,535	5,043,047
3.75%, 04/01/30 (Call 01/01/30)(a)	6,821	7,626,821
4.30%, 03/25/28 (Call 12/25/27)	29,394	33,835,405
Eli Lilly & Co. 3.10%, 05/15/27 (Call 02/15/27)(a)	3,374	3,718,222
3.38%, 03/15/29 (Call 12/15/28)(a)	6,228	6,973,378
5.50%, 03/15/27	910	1,141,961
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)	1,143	1,307,502
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28(a)	9,215	10,657,340
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	2,857	3,211,348
Johnson & Johnson 0.95%, 09/01/27 (Call 07/01/27)	4,559	4,490,796
1.30%, 09/01/30 (Call 06/01/30)(a)	2,853	2,730,309
2.45%, 03/01/26 (Call 12/01/25)	8,012	8,594,943
2.90%, 01/15/28 (Call 10/15/27)(a)	10,792	11,862,851
2.95%, 03/03/27 (Call 12/03/26)(a)	2,730	3,021,543
6.95%, 09/01/29(a)	80	112,732
McKesson Corp. 3.95%, 02/16/28 (Call 11/16/27)(a)	3,138	3,568,884
4.75%, 05/30/29 (Call 02/28/29)	2,058	2,452,700
Merck & Co. Inc. 1.45%, 06/24/30 (Call 03/24/30)(a)	3,391	3,283,389
3.40%, 03/07/29 (Call 12/07/28)	14,182	15,995,946

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	$5,115	$5,932,572
Novartis Capital Corp. 2.00%, 02/14/27 (Call 12/14/26)(a)	5,835	6,093,849
2.20%, 08/14/30 (Call 05/14/30)	918	947,933
3.10%, 05/17/27 (Call 02/17/27)	4,925	5,437,644
Perrigo Finance Unlimited Co. 3.15%, 06/15/30 (Call 03/15/30)(a)	3,509	3,606,415
4.38%, 03/15/26 (Call 12/15/25)(a)	3,004	3,378,071
Pfizer Inc. 1.70%, 05/28/30 (Call 02/28/30)(a)	4,713	4,649,778
2.63%, 04/01/30 (Call 01/01/30)	4,967	5,279,514
2.75%, 06/03/26(a)	6,188	6,712,286
3.00%, 12/15/26	8,023	8,873,595
3.45%, 03/15/29 (Call 12/15/28)	8,906	10,018,949
3.60%, 09/15/28 (Call 06/15/28)	5,049	5,717,952
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	2,457	2,790,561
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	13,596	14,879,590
Takeda Pharmaceutical Co. Ltd. 2.05%, 03/31/30 (Call 12/31/29)	11,841	11,649,458
5.00%, 11/26/28 (Call 08/26/28)	8,138	9,862,092
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	10,189	11,380,182
Viatris Inc. 2.30%, 06/22/27 (Call 04/22/27)(b)	1,890	1,949,126
2.70%, 06/22/30 (Call 03/22/30)(b)	4,148	4,204,341
Zoetis Inc. 2.00%, 05/15/30 (Call 02/15/30)	3,353	3,309,581
3.00%, 09/12/27 (Call 06/12/27)	4,393	4,806,464
3.90%, 08/20/28 (Call 05/20/28)(a)	3,273	3,714,453

		536,155,092

Pipelines — 3.4%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	1,355	1,517,519
Boardwalk Pipelines LP 4.45%, 07/15/27 (Call 04/15/27)	3,481	3,924,471
4.80%, 05/03/29 (Call 02/03/29)	1,632	1,854,036
5.95%, 06/01/26 (Call 03/01/26)	2,297	2,719,438
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)(a)	7,360	7,962,675
5.13%, 06/30/27 (Call 01/01/27)	3,162	3,691,331
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(a)(b)	3,212	3,509,414
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	1,231	1,382,318
Enable Midstream Partners LP 4.15%, 09/15/29 (Call 06/15/29)	760	808,647
4.40%, 03/15/27 (Call 12/15/26)(a)	3,451	3,773,568
4.95%, 05/15/28 (Call 02/15/28)	3,743	4,198,851
Enbridge Inc. 3.13%, 11/15/29 (Call 08/15/29)(a)	12,151	12,964,512
3.70%, 07/15/27 (Call 04/15/27)	7,775	8,657,676
4.25%, 12/01/26 (Call 09/01/26)	5,361	6,109,816
5.50%, 07/15/77 (Call 07/15/27)(a)(c)	2,854	2,905,058
6.25%, 03/01/78 (Call 03/01/28)(c)	913	967,605
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	1,150	1,213,250
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(a)(c)	677	732,433
Energy Transfer Operating LP 3.75%, 05/15/30 (Call 02/15/30)	7,212	7,623,317
4.20%, 04/15/27 (Call 01/15/27)	2,348	2,597,236
4.95%, 06/15/28 (Call 03/15/28)	3,593	4,095,643

Security	Par (000)	Value

Pipelines (continued)
5.25%, 04/15/29 (Call 01/15/29)	$7,746	$8,983,237
5.50%, 06/01/27 (Call 03/01/27)	5,238	6,130,477
8.25%, 11/15/29 (Call 08/15/29)	825	1,119,157
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)(a)	6,755	7,097,484
3.13%, 07/31/29 (Call 04/30/29)	6,643	7,142,534
3.95%, 02/15/27 (Call 11/15/26)	2,784	3,149,780
4.15%, 10/16/28 (Call 07/16/28)	5,988	6,886,688
5.38%, 02/15/78 (Call 02/15/28)(c)	2,752	2,744,748
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	4,292	4,293,729
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30 (Call 04/01/30)(b)	1,257	1,286,383
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)(b)	1,000	1,004,026
GNL Quintero SA, 4.63%, 07/31/29(b)	4,000	4,345,000
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (Call 08/15/27)(a)(b)	2,342	2,416,360
Kinder Morgan Inc. 2.00%, 02/15/31 (Call 11/15/30)(a)	1,618	1,546,431
4.30%, 03/01/28 (Call 12/01/27)	6,302	7,194,504
Magellan Midstream Partners LP 3.25%, 06/01/30 (Call 03/01/30)(a)	2,945	3,162,152
5.00%, 03/01/26 (Call 12/01/25)	2,466	2,872,402
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,753,274
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	1,174	1,183,039
2.65%, 08/15/30 (Call 05/15/30)	8,375	8,333,454
4.00%, 03/15/28 (Call 12/15/27)	6,394	7,144,733
4.13%, 03/01/27 (Call 12/01/26)	6,946	7,777,361
4.25%, 12/01/27 (Call 09/01/27)(a)	4,537	5,170,840
4.80%, 02/15/29 (Call 11/15/28)	3,051	3,570,498
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	3,871	4,410,510
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27) .	2,950	3,329,923
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(b)	4,354	4,661,001
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)(a)	4,747	4,855,001
3.40%, 09/01/29 (Call 06/01/29)	2,734	2,860,232
4.00%, 07/13/27 (Call 04/13/27)	3,812	4,184,736
4.35%, 03/15/29 (Call 12/15/28)	3,267	3,622,249
4.55%, 07/15/28 (Call 04/15/28)	3,850	4,321,222
6.35%, 01/15/31 (Call 10/15/30)(a)	100	126,339
Phillips 66 Partners LP 3.15%, 12/15/29 (Call 09/15/29)	2,428	2,465,023
3.55%, 10/01/26 (Call 07/01/26)(a)	2,769	2,988,216
3.75%, 03/01/28 (Call 12/01/27)	2,348	2,521,080
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	225	288,534
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	4,257	4,370,622
3.80%, 09/15/30 (Call 06/15/30)	4,123	4,282,198
4.50%, 12/15/26 (Call 09/15/26)	3,925	4,357,066
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	1,992	2,257,922
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	5,371	6,031,205
4.50%, 05/15/30 (Call 11/15/29)	7,896	9,031,310
5.00%, 03/15/27 (Call 09/15/26)	8,603	10,002,185
5.88%, 06/30/26 (Call 12/31/25)	6,688	7,975,762
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	5,687	6,224,524

148	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations LP 3.90%, 07/15/26 (Call 04/15/26)	$2,572	$2,794,495
4.00%, 10/01/27 (Call 07/01/27)	3,631	3,955,396
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	3,102	3,454,003
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/30 (Call 12/01/29)(b)	5,853	6,020,659
7.00%, 03/15/27	1,535	1,951,847
7.00%, 10/15/28	508	657,909
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	1,809	1,967,119
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)(a)	7,234	8,256,824
4.25%, 05/15/28 (Call 02/15/28)	5,608	6,466,092
Transcanada Trust 5.30%, 03/15/77 (Call 03/15/27)(a)(c)	6,273	6,492,555
5.50%, 09/15/79 (Call 09/15/29)(c)	4,868	5,324,375
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	6,201	6,846,977
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/30 (Call 02/15/30)	6,478	6,939,524
4.00%, 03/15/28 (Call 12/15/27)	826	927,308
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,210	2,466,935
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	2,885	3,280,995
Valero Energy Partners LP 4.38%, 12/15/26 (Call 09/15/26)	2,473	2,809,961
4.50%, 03/15/28 (Call 12/15/27)	2,980	3,365,914
Williams Companies Inc. (The) 3.50%, 11/15/30 (Call 08/15/30)(a)	6,678	7,254,030
3.75%, 06/15/27 (Call 03/15/27)	6,843	7,589,608
Series A, 7.50%, 01/15/31	82	111,380

		375,617,871

Private Equity — 0.2%
Apollo Management Holdings LP 2.65%, 06/05/30 (Call 03/05/30)(b)	1,985	1,997,843
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	3,251	3,717,156
4.87%, 02/15/29 (Call 11/15/28)(b)	4,076	4,762,440
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,644	2,828,856
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	3,815	4,355,800
Owl Rock Technology Finance Corp., 3.75%, 06/17/26 (Call 05/17/26)(b)	1,465	1,517,233

		19,179,328

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	2,969	3,456,546
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	50	54,501
Ontario Teachers’ Cadillac Fairview Properties Trust 3.88%, 03/20/27 (Call 12/20/26)(a)(b)	551	611,724
4.13%, 02/01/29 (Call 11/01/28)(a)(b)	5,710	6,419,054

		10,541,825

Real Estate Investment Trusts — 5.6%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	115	118,925
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	2,072	1,953,043
2.75%, 12/15/29 (Call 09/15/29)	2,287	2,405,081
3.80%, 04/15/26 (Call 02/15/26)	2,869	3,218,570
3.95%, 01/15/27 (Call 10/15/26)(a)	785	889,588
3.95%, 01/15/28 (Call 10/15/27)	2,816	3,208,073

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 07/30/29 (Call 04/30/29)(a)	$175	$207,591
4.70%, 07/01/30 (Call 04/01/30)	4,970	5,973,316
4.90%, 12/15/30 (Call 09/15/30)	232	283,199
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	5,000	5,096,856
American Campus Communities Operating Partnership LP 2.85%, 02/01/30 (Call 11/01/29)(a)	2,309	2,387,074
3.30%, 07/15/26 (Call 05/15/26)	98	107,063
3.63%, 11/15/27 (Call 08/15/27)(a)	593	657,878
3.88%, 01/30/31 (Call 10/30/30)(a)	2,190	2,427,900
American Homes 4 Rent LP 4.25%, 02/15/28 (Call 11/15/27)(a)	2,632	2,955,666
4.90%, 02/15/29 (Call 11/15/28)	1,632	1,908,687
American Tower Corp. 1.50%, 01/31/28 (Call 11/30/27)(a)	6,566	6,423,205
1.88%, 10/15/30 (Call 07/15/30)(a)	4,878	4,675,075
2.10%, 06/15/30 (Call 03/15/30)	1,598	1,567,091
2.75%, 01/15/27 (Call 11/15/26)	3,212	3,385,742
2.90%, 01/15/30 (Call 10/15/29)	4,366	4,585,216
3.13%, 01/15/27 (Call 10/15/26)	2,886	3,115,726
3.38%, 10/15/26 (Call 07/15/26)	5,283	5,770,650
3.55%, 07/15/27 (Call 04/15/27)	3,574	3,940,809
3.60%, 01/15/28 (Call 10/15/27)	3,678	4,064,571
3.80%, 08/15/29 (Call 05/15/29)	4,957	5,533,020
3.95%, 03/15/29 (Call 12/15/28)	2,776	3,111,459
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)(a)	4,028	4,128,429
2.45%, 01/15/31 (Call 10/15/30)	1,595	1,644,150
2.90%, 10/15/26 (Call 07/15/26)(a)	2,432	2,635,113
2.95%, 05/11/26 (Call 02/11/26)(a)	1,699	1,841,099
3.20%, 01/15/28 (Call 10/15/27)(a)	1,687	1,838,219
3.30%, 06/01/29 (Call 03/01/29)(a)	1,652	1,809,030
3.35%, 05/15/27 (Call 02/15/27)	2,142	2,366,005
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)(a)	5,385	5,766,366
2.90%, 03/15/30 (Call 12/15/29)	5,035	5,241,027
3.25%, 01/30/31 (Call 10/30/30)(a)	5,092	5,401,807
3.40%, 06/21/29 (Call 03/21/29)	5,819	6,292,241
4.50%, 12/01/28 (Call 09/01/28)	1,825	2,134,343
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	1,930	2,070,601
4.55%, 10/01/29 (Call 07/01/29)(a)	428	469,081
Brixmor Operating Partnership LP 3.90%, 03/15/27 (Call 12/15/26)	2,451	2,756,052
4.05%, 07/01/30 (Call 04/01/30)(a)	5,110	5,658,929
4.13%, 06/15/26 (Call 03/15/26)(a)	2,739	3,077,624
4.13%, 05/15/29 (Call 02/15/29)	1,557	1,736,112
Camden Property Trust 2.80%, 05/15/30 (Call 02/15/30)(a)	3,296	3,490,944
3.15%, 07/01/29 (Call 04/01/29)(a)	3,311	3,583,635
4.10%, 10/15/28 (Call 07/15/28)	2,564	2,944,592
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,564,270
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)(a)	2,280	2,383,198
Crown Castle International Corp. 1.05%, 07/15/26 (Call 06/15/26)	460	450,210
2.10%, 04/01/31 (Call 01/01/31)	8,720	8,421,387
2.25%, 01/15/31 (Call 10/15/30)(a)	2,074	2,037,277

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.10%, 11/15/29 (Call 08/15/29)(a)	$1,977	$2,076,987
3.30%, 07/01/30 (Call 04/01/30)	3,033	3,257,114
3.65%, 09/01/27 (Call 06/01/27)(a)	4,903	5,446,485
3.70%, 06/15/26 (Call 03/15/26)	2,565	2,843,299
3.80%, 02/15/28 (Call 11/15/27)	5,087	5,652,209
4.00%, 03/01/27 (Call 12/01/26)	2,202	2,481,672
4.30%, 02/15/29 (Call 11/15/28)	2,952	3,377,419
CubeSmart LP 2.00%, 02/15/31 (Call 11/15/30)	40	38,529
3.00%, 02/15/30 (Call 11/15/29)(a)	2,296	2,414,228
3.13%, 09/01/26 (Call 06/01/26)	635	685,500
4.38%, 02/15/29 (Call 11/15/28)	1,745	2,008,354
CyrusOne LP/CyrusOne Finance Corp. 2.15%, 11/01/30 (Call 08/01/30)(a)	1,840	1,735,488
3.45%, 11/15/29 (Call 08/15/29)	3,003	3,158,706
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	4,354	4,829,485
3.70%, 08/15/27 (Call 05/15/27)(a)	6,163	6,928,757
4.45%, 07/15/28 (Call 04/15/28)(a)	3,523	4,099,944
Duke Realty LP 1.75%, 07/01/30 (Call 04/01/30)	2,572	2,504,137
1.75%, 02/01/31 (Call 11/01/30)	1,285	1,245,871
2.88%, 11/15/29 (Call 08/15/29)(a)	2,568	2,736,876
3.25%, 06/30/26 (Call 03/30/26)(a)	660	724,298
3.38%, 12/15/27 (Call 09/15/27)	2,626	2,903,570
4.00%, 09/15/28 (Call 06/15/28)	2,717	3,111,609
Equinix Inc. 1.55%, 03/15/28 (Call 01/15/28)	1,560	1,530,434
1.80%, 07/15/27 (Call 05/15/27)	2,467	2,480,937
2.15%, 07/15/30 (Call 04/15/30)	5,423	5,310,648
2.90%, 11/18/26 (Call 09/18/26)(a)	3,448	3,702,444
3.20%, 11/18/29 (Call 08/18/29)	5,783	6,146,191
5.38%, 05/15/27 (Call 05/15/22)	4,056	4,382,905
ERP Operating LP 2.50%, 02/15/30 (Call 11/15/29)(a)	1,097	1,136,640
2.85%, 11/01/26 (Call 08/01/26)	3,687	3,971,281
3.00%, 07/01/29 (Call 04/01/29)(a)	2,816	3,017,519
3.25%, 08/01/27 (Call 05/01/27)	1,015	1,115,335
3.50%, 03/01/28 (Call 12/01/27)	2,898	3,204,426
4.15%, 12/01/28 (Call 09/01/28)	3,651	4,203,620
Essex Portfolio LP 1.65%, 01/15/31 (Call 10/15/30)(a)	673	630,785
3.00%, 01/15/30 (Call 10/15/29)	3,358	3,562,395
3.38%, 04/15/26 (Call 01/15/26)	2,430	2,672,745
3.63%, 05/01/27 (Call 02/01/27)	294	325,161
4.00%, 03/01/29 (Call 12/01/28)	3,248	3,675,455
Federal Realty Investment Trust 3.20%, 06/15/29 (Call 03/15/29)(a)	1,760	1,873,009
3.25%, 07/15/27 (Call 04/15/27)	1,627	1,751,214
3.50%, 06/01/30 (Call 03/01/30)(a)	2,250	2,432,613
GLP Capital LP/GLP Financing II Inc. 4.00%, 01/15/30 (Call 10/15/29)	2,548	2,709,288
4.00%, 01/15/31 (Call 10/15/30)	71	75,586
5.30%, 01/15/29 (Call 10/15/28)	3,111	3,554,722
5.38%, 04/15/26 (Call 01/15/26)	4,784	5,493,276
5.75%, 06/01/28 (Call 03/03/28)(a)	2,528	2,964,838
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	215	233,131

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthcare Realty Trust Inc. 2.40%, 03/15/30 (Call 12/15/29)	$462	$463,186
3.63%, 01/15/28 (Call 10/15/27)(a)	975	1,071,867
Healthcare Trust of America Holdings LP 3.10%, 02/15/30 (Call 11/15/29)	1,210	1,282,653
3.50%, 08/01/26 (Call 05/01/26)	3,528	3,902,640
3.75%, 07/01/27 (Call 04/01/27)	1,358	1,534,988
Healthpeak Properties Inc. 2.88%, 01/15/31 (Call 10/15/30)(a)	689	721,840
3.00%, 01/15/30 (Call 10/15/29)	3,820	4,056,677
3.25%, 07/15/26 (Call 05/15/26)(a)	4,735	5,202,745
3.50%, 07/15/29 (Call 04/15/29)(a)	3,487	3,849,039
Highwoods Realty LP 2.60%, 02/01/31 (Call 11/01/30)	50	49,481
3.05%, 02/15/30 (Call 11/15/29)	1,687	1,734,142
3.88%, 03/01/27 (Call 12/01/26)	10	10,922
4.13%, 03/15/28 (Call 12/15/27)(a)	1,354	1,496,199
4.20%, 04/15/29 (Call 01/15/29)	2,612	2,912,114
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	855	932,046
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	2,238	2,254,052
Hudson Pacific Properties LP 3.25%, 01/15/30 (Call 10/15/29)(a)	1,724	1,782,535
3.95%, 11/01/27 (Call 08/01/27)	2,625	2,853,865
4.65%, 04/01/29 (Call 01/01/29)(a)	2,983	3,410,118
Kilroy Realty LP 2.50%, 11/15/32 (Call 08/15/32)(a)	300	290,826
3.05%, 02/15/30 (Call 11/15/29)	3,107	3,219,893
4.25%, 08/15/29 (Call 05/15/29)	306	344,891
4.75%, 12/15/28 (Call 09/15/28)(a)	2,747	3,165,600
Kimco Realty Corp. 1.90%, 03/01/28 (Call 01/01/28)(a)	2,837	2,836,064
2.70%, 10/01/30 (Call 07/01/30)(a)	925	950,828
2.80%, 10/01/26 (Call 07/01/26)	3,522	3,783,976
3.80%, 04/01/27 (Call 01/01/27)(a)	1,140	1,273,042
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	1,773	1,870,665
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)(a)	1,061	1,067,700
Life Storage LP 2.20%, 10/15/30 (Call 07/15/30)	727	714,772
3.88%, 12/15/27 (Call 09/15/27)(a)	689	778,691
4.00%, 06/15/29 (Call 03/15/29)(a)	3,164	3,560,931
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(a)	4,855	5,365,458
Mid-America Apartments LP 1.70%, 02/15/31 (Call 11/15/30)(a)	2,405	2,304,135
2.75%, 03/15/30 (Call 12/15/29)(a)	1,598	1,680,800
3.60%, 06/01/27 (Call 03/01/27)	3,119	3,464,261
3.95%, 03/15/29 (Call 12/15/28)	2,751	3,135,183
4.20%, 06/15/28 (Call 03/15/28)	155	178,403
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	553	536,889
National Retail Properties Inc. 2.50%, 04/15/30 (Call 01/15/30)(a)	1,680	1,703,303
3.50%, 10/15/27 (Call 07/15/27)	2,204	2,401,945
3.60%, 12/15/26 (Call 09/15/26)(a)	350	385,155
4.30%, 10/15/28 (Call 07/15/28)	2,220	2,539,049
Omega Healthcare Investors Inc. 3.63%, 10/01/29 (Call 07/01/29)	2,967	3,113,504
4.50%, 04/01/27 (Call 01/01/27)	2,331	2,584,204
4.75%, 01/15/28 (Call 10/15/27)	2,285	2,548,378

150	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Physicians Realty LP 3.95%, 01/15/28 (Call 10/15/27)(a)	$717	$779,955
4.30%, 03/15/27 (Call 12/15/26)(a)	2,780	3,099,170
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	1,329	1,330,411
Prologis LP 1.25%, 10/15/30 (Call 07/15/30)(a)	2,180	2,054,857
2.13%, 04/15/27 (Call 02/15/27)	5,125	5,329,750
2.25%, 04/15/30 (Call 01/15/30)	6,858	7,019,624
3.25%, 10/01/26 (Call 07/01/26)	1,759	1,950,672
3.88%, 09/15/28 (Call 06/15/28)(a)	245	281,134
4.38%, 02/01/29 (Call 11/01/28)	2,707	3,198,967
Public Storage 3.09%, 09/15/27 (Call 06/15/27)(a)	1,862	2,062,935
3.39%, 05/01/29 (Call 02/01/29)(a)	3,051	3,409,029
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)(a)	2,972	3,226,713
3.25%, 06/15/29 (Call 03/15/29)(a)	2,434	2,645,918
3.25%, 01/15/31 (Call 10/15/30)(a)	1,247	1,356,471
3.65%, 01/15/28 (Call 10/15/27)	3,102	3,462,863
4.13%, 10/15/26 (Call 07/15/26)	1,926	2,210,824
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)(a)	2,393	2,513,833
3.60%, 02/01/27 (Call 11/01/26)(a)	2,700	2,954,251
3.70%, 06/15/30 (Call 03/15/30)	2,858	3,148,045
4.13%, 03/15/28 (Call 12/15/27)	1,395	1,558,328
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)(a)	1,650	1,783,245
Rexford Industrial Realty LP, 2.13%, 12/01/30
(Call 09/01/30)	1,414	1,369,594
Sabra Health Care LP 3.90%, 10/15/29 (Call 07/15/29)(a)	2,124	2,212,878
5.13%, 08/15/26 (Call 05/15/26)	2,454	2,779,211
Scentre Group Trust 1/Scentre Group Trust 2 3.75%, 03/23/27 (Call 12/23/26)(a)(b)	25	27,129
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,304	4,905,591
Scentre Group Trust 2 4.75%, 09/24/80 (Call 06/24/26)(b)(c)	10,104	10,522,836
5.13%, 09/24/80 (Call 06/24/30)(b)(c)	6,456	6,753,588
Simon Property Group LP 1.75%, 02/01/28 (Call 11/01/27)	499	492,684
2.20%, 02/01/31 (Call 11/01/30)	5,580	5,453,249
2.45%, 09/13/29 (Call 06/13/29)	9,098	9,239,903
2.65%, 07/15/30 (Call 04/15/30)	307	311,981
3.25%, 11/30/26 (Call 08/30/26)(a)	4,446	4,861,060
3.38%, 06/15/27 (Call 03/15/27)	5,095	5,605,660
3.38%, 12/01/27 (Call 09/01/27)(a)	3,193	3,511,757
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	2,807	3,103,435
Spirit Realty LP 3.20%, 01/15/27 (Call 11/15/26)	1,434	1,510,329
3.20%, 02/15/31 (Call 11/15/30)(a)	50	51,862
3.40%, 01/15/30 (Call 10/15/29)(a)	1,319	1,396,157
4.00%, 07/15/29 (Call 04/15/29)(a)	2,897	3,228,307
4.45%, 09/15/26 (Call 06/15/26)	2,439	2,742,368
STORE Capital Corp. 2.75%, 11/18/30 (Call 08/18/30)(a)	897	894,896
4.50%, 03/15/28 (Call 12/15/27)(a)	1,564	1,753,024
4.63%, 03/15/29 (Call 12/15/28)(a)	2,089	2,376,451
Tanger Properties LP 3.13%, 09/01/26 (Call 06/01/26)	1,230	1,272,769

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 07/15/27 (Call 04/15/27)(a)	$2,350	$2,488,228
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(a)(b)	3,000	3,240,000
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)(a)	1,157	1,245,509
3.20%, 01/15/30 (Call 10/15/29)(a)	3,613	3,895,577
3.50%, 07/01/27 (Call 04/01/27)	1,505	1,663,004
3.50%, 01/15/28 (Call 10/15/27)	1,168	1,277,073
4.40%, 01/26/29 (Call 10/26/28)	1,873	2,164,328
Ventas Realty LP 3.00%, 01/15/30 (Call 10/15/29)	3,340	3,496,605
3.25%, 10/15/26 (Call 07/15/26)	3,381	3,658,338
3.85%, 04/01/27 (Call 01/01/27)	1,826	2,038,661
4.00%, 03/01/28 (Call 12/01/27)	2,862	3,225,199
4.40%, 01/15/29 (Call 10/15/28)	2,837	3,240,852
4.75%, 11/15/30 (Call 08/15/30)(a)	870	1,029,771
VEREIT Operating Partnership LP 2.20%, 06/15/28 (Call 04/15/28)	4,237	4,236,572
3.10%, 12/15/29 (Call 09/15/29)(a)	1,902	1,992,555
3.40%, 01/15/28 (Call 11/15/27)(a)	969	1,046,711
3.95%, 08/15/27 (Call 05/15/27)(a)	5,317	5,957,504
4.88%, 06/01/26 (Call 03/01/26)	1,893	2,198,411
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	4,239	4,303,315
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,502	3,571,673
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,591	2,761,227
Welltower Inc. 2.70%, 02/15/27 (Call 12/15/26)(a)	2,640	2,829,325
2.75%, 01/15/31 (Call 10/15/30)	100	102,871
3.10%, 01/15/30 (Call 10/15/29)	4,505	4,760,886
4.13%, 03/15/29 (Call 12/15/28)	2,403	2,723,719
4.25%, 04/01/26 (Call 01/01/26)(a)	3,398	3,870,384
4.25%, 04/15/28 (Call 01/15/28)	3,061	3,496,810
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	4,137	4,712,628
4.00%, 04/15/30 (Call 01/15/30)	3,768	4,288,191
6.95%, 10/01/27	931	1,200,313
WP Carey Inc. 3.85%, 07/15/29 (Call 04/15/29)	1,094	1,216,576
4.25%, 10/01/26 (Call 07/01/26)(a)	1,300	1,476,274

		615,612,409

Retail — 3.0%
7-Eleven Inc. 1.30%, 02/10/28 (Call 12/10/27)(a)(b)	4,398	4,285,200
1.80%, 02/10/31 (Call 11/10/30)(b)	5,000	4,809,471
Advance Auto Parts Inc. 1.75%, 10/01/27 (Call 08/01/27)(a)	1,033	1,036,657
3.90%, 04/15/30 (Call 01/15/30)	2,740	3,050,780
Alimentation Couche-Tard Inc. 2.95%, 01/25/30 (Call 10/25/29)(a)(b)	4,036	4,246,134
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	4,382	4,821,632
AutoNation Inc. 3.80%, 11/15/27 (Call 08/15/27)(a)	1,910	2,099,939
4.75%, 06/01/30 (Call 03/01/30)(a)	894	1,054,072
AutoZone Inc. 1.65%, 01/15/31 (Call 10/15/30)	1,353	1,279,712
3.13%, 04/21/26 (Call 01/21/26)(a)	1,890	2,055,549
3.75%, 06/01/27 (Call 03/01/27)(a)	2,763	3,107,194
3.75%, 04/18/29 (Call 01/18/29)	2,413	2,676,941
4.00%, 04/15/30 (Call 01/15/30)	4,012	4,574,209

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Best Buy Co. Inc. 1.95%, 10/01/30 (Call 07/01/30)(a)	$2,784	$2,692,793
4.45%, 10/01/28 (Call 07/01/28)(a)	3,730	4,333,851
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)	5,236	5,275,142
1.60%, 04/20/30 (Call 01/20/30)	9,312	9,103,950
3.00%, 05/18/27 (Call 02/18/27)	5,130	5,645,998
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)	2,925	3,183,232
Dollar General Corp. 3.50%, 04/03/30 (Call 01/03/30)	5,804	6,392,334
3.88%, 04/15/27 (Call 01/15/27)(a)	3,071	3,482,565
4.13%, 05/01/28 (Call 02/01/28)(a)	1,268	1,474,301
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)(a)	6,256	7,171,881
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	3,420	3,697,020
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(a)(b)	240	260,975
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	2,125	2,025,097
Home Depot Inc. (The) 0.90%, 03/15/28 (Call 01/15/28)(a)	2,468	2,389,277
1.38%, 03/15/31 (Call 12/15/30)	5,400	5,120,718
2.13%, 09/15/26 (Call 06/15/26)	1,063	1,119,155
2.50%, 04/15/27 (Call 02/15/27)	4,124	4,421,958
2.70%, 04/15/30 (Call 01/15/30)	7,352	7,848,079
2.80%, 09/14/27 (Call 06/14/27)	4,364	4,747,027
2.95%, 06/15/29 (Call 03/15/29)	8,569	9,315,804
3.00%, 04/01/26 (Call 01/01/26)	4,085	4,443,635
3.90%, 12/06/28 (Call 09/06/28)(a)	5,628	6,529,759
Lowe’s Companies Inc. 1.30%, 04/15/28 (Call 02/15/28)(a)	4,374	4,237,146
1.70%, 10/15/30 (Call 07/15/30)	2,909	2,797,506
2.50%, 04/15/26 (Call 01/15/26)	1,510	1,603,783
3.10%, 05/03/27 (Call 02/03/27)(a)	7,174	7,911,304
3.65%, 04/05/29 (Call 01/05/29)(a)	9,917	11,135,359
4.50%, 04/15/30 (Call 01/15/30)	7,243	8,616,390
6.50%, 03/15/29	361	474,266
6.88%, 02/15/28	525	682,564
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	4,597	4,630,354
2.63%, 09/01/29 (Call 06/01/29)	6,153	6,430,197
3.50%, 03/01/27 (Call 12/01/26)(a)	4,490	4,997,219
3.50%, 07/01/27 (Call 05/01/27)	4,371	4,883,085
3.60%, 07/01/30 (Call 04/01/30)(a)	2,661	2,981,527
3.80%, 04/01/28 (Call 01/01/28)	4,980	5,639,407
O’Reilly Automotive Inc. 1.75%, 03/15/31 (Call 12/15/30)(a)	310	296,308
3.55%, 03/15/26 (Call 12/15/25)(a)	1,393	1,544,070
3.60%, 09/01/27 (Call 06/01/27)	3,765	4,212,589
3.90%, 06/01/29 (Call 03/01/29)	4,506	5,093,892
4.20%, 04/01/30 (Call 01/01/30)(a)	1,103	1,272,935
4.35%, 06/01/28 (Call 03/01/28)	2,390	2,775,899
Ross Stores Inc. 0.88%, 04/15/26 (Call 03/15/26)(a)	1,591	1,564,321
1.88%, 04/15/31 (Call 01/15/31)	1,000	964,608
Starbucks Corp. 2.00%, 03/12/27 (Call 01/12/27)	747	774,514
2.25%, 03/12/30 (Call 12/12/29)	3,043	3,088,968
2.45%, 06/15/26 (Call 03/15/26)(a)	1,123	1,195,439
2.55%, 11/15/30 (Call 08/15/30)	1,828	1,895,136
3.50%, 03/01/28 (Call 12/01/27)(a)	2,940	3,270,586
3.55%, 08/15/29 (Call 05/15/29)	8,937	10,020,453

Security	Par (000)	Value

Retail (continued)
4.00%, 11/15/28 (Call 08/15/28)	$2,789	$3,236,794
Target Corp. 2.35%, 02/15/30 (Call 11/15/29)(a)	4,089	4,266,873
2.50%, 04/15/26	1,555	1,668,565
2.65%, 09/15/30 (Call 06/15/30)(a)	1,119	1,193,396
3.38%, 04/15/29 (Call 01/15/29)	6,191	6,954,538
TJX Companies Inc. (The) 1.15%, 05/15/28 (Call 03/15/28)(a)	1,796	1,740,887
2.25%, 09/15/26 (Call 06/15/26)(a)	4,392	4,636,278
3.75%, 04/15/27 (Call 02/15/27)(a)	4,188	4,738,264
3.88%, 04/15/30 (Call 01/15/30)(a)	2,636	3,020,220
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)(a)	3,584	3,432,787
Walgreens Boots Alliance Inc. 3.20%, 04/15/30 (Call 01/15/30)(a)	2,800	3,007,785
3.45%, 06/01/26 (Call 03/01/26)(a)	6,557	7,219,221
Walmart Inc. 2.38%, 09/24/29 (Call 06/24/29)(a)	2,109	2,222,465
3.05%, 07/08/26 (Call 05/08/26)(a)	8,059	8,874,719
3.25%, 07/08/29 (Call 04/08/29)	8,048	8,991,949
3.70%, 06/26/28 (Call 03/26/28)(a)	14,152	16,220,785
5.88%, 04/05/27(a)	570	720,634
7.55%, 02/15/30	100	147,172

		327,055,198

Savings & Loans — 0.2%
Nationwide Building Society 3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	4,556	5,128,383
4.00%, 09/14/26(a)(b)	3,724	4,130,249
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	6,413	7,077,547
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)	3,404	3,866,972

		20,203,151

Semiconductors — 2.5%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)(a)	5,301	5,904,572
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	2,507	2,484,021
3.30%, 04/01/27 (Call 01/01/27)	6,721	7,459,057
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/28 (Call 10/15/27)	6,546	7,030,688
3.88%, 01/15/27 (Call 10/15/26)	21,248	23,295,824
Broadcom Inc. 1.95%, 02/15/28 (Call 12/15/27)(a)(b)	1,718	1,693,611
2.45%, 02/15/31 (Call 11/15/30)(b)	14,715	14,290,397
3.46%, 09/15/26 (Call 07/15/26)	7,817	8,476,641
4.11%, 09/15/28 (Call 06/15/28)	8,280	9,183,358
4.15%, 11/15/30 (Call 08/15/30)	8,787	9,705,458
4.25%, 04/15/26 (Call 02/15/26)	12,197	13,681,922
4.75%, 04/15/29 (Call 01/15/29)	14,677	16,820,314
5.00%, 04/15/30 (Call 01/15/30)	7,511	8,730,405
Intel Corp. 2.45%, 11/15/29 (Call 08/15/29)	9,727	10,210,530
2.60%, 05/19/26 (Call 02/19/26)	4,984	5,339,330
3.15%, 05/11/27 (Call 02/11/27)(a)	4,166	4,598,771
3.75%, 03/25/27 (Call 01/25/27)(a)	5,238	5,932,184
3.90%, 03/25/30 (Call 12/25/29)(a)	6,854	7,959,594
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	4,121	4,771,365
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)(a)	2,704	2,699,082
3.75%, 03/15/26 (Call 01/15/26)	3,478	3,905,167
4.00%, 03/15/29 (Call 12/15/28)	5,525	6,401,565

152	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Marvell Technology Group Ltd., 4.88%, 06/22/28
(Call 03/22/28)	$2,946	$3,471,415
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	369	411,763
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)	4,341	4,941,693
4.66%, 02/15/30 (Call 11/15/29)	2,907	3,413,434
5.33%, 02/06/29 (Call 11/06/28)	4,874	5,892,062
NVIDIA Corp. 2.85%, 04/01/30 (Call 01/01/30)	6,949	7,474,434
3.20%, 09/16/26 (Call 06/16/26)	4,346	4,791,671
NXP BV/NXP Funding LLC 5.35%, 03/01/26 (Call 01/01/26)(a)(b)	1,757	2,069,388
5.55%, 12/01/28 (Call 09/01/28)(a)(b)	2,443	2,983,652
NXP BV/NXP Funding LLC/NXP USA Inc. 3.15%, 05/01/27 (Call 03/01/27)(a)(b)	2,941	3,180,671
3.40%, 05/01/30 (Call 02/01/30)(b)	4,098	4,459,598
3.88%, 06/18/26 (Call 04/18/26)(b)	3,416	3,805,584
4.30%, 06/18/29 (Call 03/18/29)(b)	5,144	5,908,664
QUALCOMM Inc. 1.30%, 05/20/28 (Call 02/20/28)	1,035	1,009,573
2.15%, 05/20/30 (Call 02/20/30)(a)	6,215	6,304,274
3.25%, 05/20/27 (Call 02/20/27)	10,013	11,095,810
SK Hynix Inc., 2.38%, 01/19/31(b)	2,598	2,536,703
Texas Instruments Inc. 1.75%, 05/04/30 (Call 02/04/30)	3,968	3,919,911
2.25%, 09/04/29 (Call 06/04/29)	4,047	4,165,669
2.90%, 11/03/27 (Call 08/03/27)	3,100	3,405,078
TSMC Global Ltd. 1.00%, 09/28/27 (Call 07/28/27)(b)	252	245,458
1.38%, 09/28/30 (Call 06/28/30)(b)	5,844	5,554,692
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)(a)	4,122	4,190,373

		275,805,426

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)	3,805	4,198,091
4.20%, 05/01/30 (Call 02/01/30)	721	828,361

		5,026,452

Software — 2.1%
Activision Blizzard Inc. 1.35%, 09/15/30 (Call 06/15/30)	2,699	2,524,668
3.40%, 09/15/26 (Call 06/15/26)	3,701	4,118,227
3.40%, 06/15/27 (Call 03/15/27)	2,255	2,524,120
Adobe Inc. 2.15%, 02/01/27 (Call 12/01/26)	4,657	4,888,065
2.30%, 02/01/30 (Call 11/01/29)(a)	6,916	7,153,584
Autodesk Inc. 2.85%, 01/15/30 (Call 10/15/29)	2,288	2,421,950
3.50%, 06/15/27 (Call 03/15/27)(a)	3,361	3,736,861
Broadridge Financial Solutions Inc. 2.90%, 12/01/29 (Call 09/01/29)	3,711	3,909,508
3.40%, 06/27/26 (Call 03/27/26)	2,890	3,181,838
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	1,714	1,932,151
Citrix Systems Inc. 3.30%, 03/01/30 (Call 12/01/29)	3,351	3,535,292
4.50%, 12/01/27 (Call 09/01/27)	4,528	5,248,896
Electronic Arts Inc. 1.85%, 02/15/31 (Call 11/15/30)	903	881,139
4.80%, 03/01/26 (Call 12/01/25)	1,666	1,941,568

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc. 1.65%, 03/01/28 (Call 01/01/28)	$1,795	$1,778,523
2.25%, 03/01/31 (Call 12/01/30)	5,315	5,282,863
3.00%, 08/15/26 (Call 05/15/26)	5,952	6,525,653
3.75%, 05/21/29 (Call 02/21/29)	5,296	5,962,323
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	1,689	1,971,566
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)	4,862	5,052,938
2.65%, 06/01/30 (Call 03/01/30)(a)	3,318	3,432,641
3.20%, 07/01/26 (Call 05/01/26)	9,380	10,209,540
3.50%, 07/01/29 (Call 04/01/29)	13,934	15,356,053
4.20%, 10/01/28 (Call 07/01/28)	5,667	6,499,538
Intuit Inc. 1.35%, 07/15/27 (Call 05/15/27)	2,986	2,983,216
1.65%, 07/15/30 (Call 04/15/30)	2,941	2,888,839
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)	15,084	16,116,716
3.30%, 02/06/27 (Call 11/06/26)	15,693	17,515,002
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)(a)	12,181	13,042,471
2.80%, 04/01/27 (Call 02/01/27)	13,207	14,204,980
2.95%, 04/01/30 (Call 01/01/30)	13,141	14,141,848
3.25%, 11/15/27 (Call 08/15/27)	13,100	14,470,871
3.25%, 05/15/30 (Call 02/15/30)	3,141	3,431,572
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	7,598	8,655,768
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	5,470	5,086,342
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	5,871	6,492,866
4.65%, 05/15/27 (Call 03/15/27)	2,315	2,648,095
4.70%, 05/15/30 (Call 02/15/30)(a)	4,277	5,009,240

		236,757,331

Telecommunications — 3.9%
America Movil SAB de CV 2.88%, 05/07/30 (Call 02/07/30)	1,366	1,432,533
3.63%, 04/22/29 (Call 01/22/29)	4,702	5,185,222
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	7,954	7,815,676
2.30%, 06/01/27 (Call 04/01/27)	6,622	6,859,477
2.95%, 07/15/26 (Call 04/15/26)	5,181	5,615,877
3.80%, 02/15/27 (Call 11/15/26)(a)	5,469	6,150,015
4.10%, 02/15/28 (Call 11/15/27)	10,116	11,530,915
4.25%, 03/01/27 (Call 12/01/26)	6,621	7,578,990
4.30%, 02/15/30 (Call 11/15/29)	15,162	17,388,322
4.35%, 03/01/29 (Call 12/01/28)(a)	15,060	17,360,087
British Telecommunications PLC 3.25%, 11/08/29 (Call 08/08/29)(a)(b)	4,692	5,028,890
5.13%, 12/04/28 (Call 09/04/28)(a)	2,524	3,048,665
9.63%, 12/15/30	11,672	18,474,597
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)	3,560	3,815,488
2.95%, 02/28/26	2,394	2,604,575
Deutsche Telekom International Finance BV 3.60%, 01/19/27 (Call 10/19/26)(a)(b)	5,688	6,355,779
4.38%, 06/21/28 (Call 03/21/28)(b)	4,845	5,674,742
8.75%, 06/15/30	15,578	23,669,125
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(b)	3,665	4,124,920
Juniper Networks Inc. 2.00%, 12/10/30 (Call 09/10/30)	1,052	992,777
3.75%, 08/15/29 (Call 05/15/29)(a)	2,600	2,865,665

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Koninklijke KPN NV, 8.38%, 10/01/30(a)	$2,460	$3,510,849
KT Corp., 2.50%, 07/18/26(b)	200	213,054
Level 3 Financing Inc. 3.40%, 03/01/27 (Call 01/01/27)(b)	4,162	4,526,175
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,338	3,604,523
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	2,309	2,264,298
4.60%, 02/23/28 (Call 11/23/27)	4,240	4,952,442
4.60%, 05/23/29 (Call 02/23/29)	5,670	6,607,001
Ooredoo International Finance Ltd. 3.75%, 06/22/26(b)	2,827	3,133,758
3.88%, 01/31/28(b)	100	113,850
Rogers Communications Inc., 2.90%, 11/15/26
(Call 08/15/26)	3,470	3,757,207
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,600	6,307,784
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	8,160	9,247,420
Telefonica Europe BV, 8.25%, 09/15/30	5,480	8,019,241
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	4,191	4,559,167
3.70%, 09/15/27 (Call 06/15/27)	1,855	2,106,326
T-Mobile USA Inc. 2.05%, 02/15/28 (Call 12/15/27)(a)(b)	8,388	8,307,224
2.55%, 02/15/31 (Call 11/15/30)(b)	8,491	8,443,790
3.75%, 04/15/27 (Call 02/15/27)(b)	19,181	21,128,255
3.88%, 04/15/30 (Call 01/15/30)(b)	31,183	34,283,214
Verizon Communications Inc. 1.50%, 09/18/30 (Call 06/18/30)(a)	1,649	1,555,293
1.68%, 10/30/30 (Call 07/30/30)(a)(b)	2,083	1,981,598
1.75%, 01/20/31 (Call 10/20/30)(a)	13,597	12,958,619
2.63%, 08/15/26	9,383	10,011,793
3.00%, 03/22/27 (Call 01/22/27)	5,003	5,425,868
3.15%, 03/22/30 (Call 12/22/29)	8,250	8,848,761
3.88%, 02/08/29 (Call 11/08/28)	6,207	7,075,565
4.02%, 12/03/29 (Call 09/03/29)	18,801	21,548,977
4.13%, 03/16/27	15,084	17,392,266
4.33%, 09/21/28	20,717	24,107,543
7.75%, 12/01/30(a)	329	481,320
Vodafone Group PLC 4.38%, 05/30/28(a)	15,511	18,174,737
7.88%, 02/15/30	1,387	1,991,500
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(b)	2,495	2,538,702

		432,750,457

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 3.50%, 09/15/27 (Call 06/15/27)	752	817,856
3.55%, 11/19/26 (Call 09/19/26)	3,309	3,622,799
3.90%, 11/19/29 (Call 08/19/29)	4,358	4,797,739

		9,238,394

Transportation — 1.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29
(Call 03/20/29)(b)	2,595	2,942,855
Burlington Northern Santa Fe LLC 3.25%, 06/15/27 (Call 03/15/27)	3,872	4,280,101
7.95%, 08/15/30	150	219,484
Canadian National Railway Co. 2.75%, 03/01/26 (Call 12/01/25)	2,454	2,642,005
6.90%, 07/15/28	211	283,180

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co. 2.05%, 03/05/30 (Call 12/05/29)(a)	$3,133	$3,155,354
3.70%, 02/01/26 (Call 11/01/25)	310	343,196
4.00%, 06/01/28 (Call 03/01/28)(a)	2,806	3,223,867
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	2,816	3,225,814
CSX Corp. 2.40%, 02/15/30 (Call 11/15/29)(a)	2,405	2,497,375
2.60%, 11/01/26 (Call 08/01/26)	4,018	4,315,435
3.25%, 06/01/27 (Call 03/01/27)	4,077	4,502,938
3.80%, 03/01/28 (Call 12/01/27)(a)	4,118	4,653,741
4.25%, 03/15/29 (Call 12/15/28)	4,343	5,074,501
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,137	2,379,553
FedEx Corp. 3.10%, 08/05/29 (Call 05/05/29)	3,611	3,885,249
3.25%, 04/01/26 (Call 01/01/26)	1,847	2,027,302
3.30%, 03/15/27 (Call 12/15/26)(a)	2,046	2,255,199
3.40%, 02/15/28 (Call 11/15/27)(a)	2,582	2,853,762
4.20%, 10/17/28 (Call 07/17/28)	2,038	2,382,571
4.25%, 05/15/30 (Call 02/15/30)(a)	5,085	5,921,396
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	2,432	2,734,913
Kansas City Southern 2.88%, 11/15/29 (Call 08/15/29)	2,276	2,391,731
3.13%, 06/01/26 (Call 03/01/26)(a)	213	230,574
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(a)	2,610	2,842,217
Norfolk Southern Corp. 2.55%, 11/01/29 (Call 08/01/29)(a)	2,411	2,522,841
2.90%, 06/15/26 (Call 03/15/26)(a)	3,307	3,583,260
3.15%, 06/01/27 (Call 03/01/27)	2,983	3,305,542
3.80%, 08/01/28 (Call 05/01/28)(a)	3,587	4,077,834
7.80%, 05/15/27(a)	65	89,076
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	2,960	3,201,876
Union Pacific Corp. 2.15%, 02/05/27 (Call 12/05/26)(a)	3,444	3,612,500
2.40%, 02/05/30 (Call 11/05/29)(a)	3,241	3,351,504
2.75%, 03/01/26 (Call 12/01/25)(a)	3,478	3,728,767
3.00%, 04/15/27 (Call 01/15/27)	1,344	1,462,539
3.70%, 03/01/29 (Call 12/01/28)	7,290	8,220,361
3.95%, 09/10/28 (Call 06/10/28)	8,124	9,322,226
United Parcel Service Inc. 2.40%, 11/15/26 (Call 08/15/26)(a)	2,584	2,794,588
2.50%, 09/01/29 (Call 06/01/29)(a)	1,919	2,017,669
3.05%, 11/15/27 (Call 08/15/27)(a)	5,101	5,652,236
3.40%, 03/15/29 (Call 12/15/28)(a)	5,052	5,644,458
4.45%, 04/01/30 (Call 01/01/30)(a)	4,802	5,788,673
United Parcel Service of America Inc., 7.62%, 04/01/30(d)	5	7,093

		139,647,356

Trucking & Leasing — 0.3%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(a)(b)	5,000	5,061,000
GATX Corp. 3.25%, 09/15/26 (Call 06/15/26)(a)	1,052	1,151,012
3.50%, 03/15/28 (Call 12/15/27)(a)	2,053	2,267,193
3.85%, 03/30/27 (Call 12/30/26)	1,004	1,124,377
4.00%, 06/30/30 (Call 03/30/30)	505	577,677
4.55%, 11/07/28 (Call 08/07/28)	2,194	2,580,058
4.70%, 04/01/29 (Call 01/01/29)(a)	2,669	3,155,103

154	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
NTT Finance Corp. 1.59%, 04/03/28 (Call 02/03/28)(b)	$4,000	$3,973,472
2.07%, 04/03/31 (Call 01/03/31)(b)	2,655	2,661,730
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.35%, 11/01/29 (Call 08/01/29)(b)	491	525,590
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	3,338	3,658,592
4.20%, 04/01/27 (Call 01/01/27)(b)	2,767	3,165,268

		29,901,072

Water — 0.1%
American Water Capital Corp. 2.80%, 05/01/30 (Call 02/01/30)	783	831,233
2.95%, 09/01/27 (Call 06/01/27)(a)	4,867	5,275,792
3.00%, 12/01/26 (Call 09/01/26)(a)	315	344,059
3.45%, 06/01/29 (Call 03/01/29)(a)	1,459	1,629,485
3.75%, 09/01/28 (Call 06/01/28)(a)	3,682	4,166,951
Essential Utilities Inc. 2.70%, 04/15/30 (Call 01/15/30)(a)	1,017	1,059,671
3.57%, 05/01/29 (Call 02/01/29)	1,534	1,692,657
United Utilities PLC, 6.88%, 08/15/28(a)	199	254,133

		15,253,981

Total Corporate Bonds & Notes — 98.4% (Cost: $10,613,176,756)		10,881,551,978

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp. 2.25%, 07/18/26(b)	2,220	2,345,925
3.13%, 07/20/27(a)(b)	2,452	2,698,900
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(a)(b)	2,280	2,506,117
Korea National Oil Corp. 2.50%, 10/24/26(a)(b)	5,587	5,979,405
2.63%, 04/14/26(b)	2,206	2,369,342

		15,899,689

Total Foreign Government Obligations — 0.1% (Cost: $14,979,232)		15,899,689

Short-Term Investments

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(g)(h)(i)	950,953	951,524,059
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	157,322	157,322,000

		1,108,846,059

Total Short-Term Investments — 10.0% (Cost: $1,108,509,391)		1,108,846,059

Total Investments in Securities — 108.5% (Cost: $11,736,665,379)		12,006,297,726

Other Assets, Less Liabilities — (8.5)%		(942,865,166)

Net Assets — 100.0%		$11,063,432,560

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Perpetual security with no stated maturity date.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (continued) February 28, 2021	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$969,028,917	$—	$(17,110,032	)(a)	$(252,516)	$(142,310)	$951,524,059	950,953	$3,003,237	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	192,434,000	—	(35,112,000	)(a)	—	—	157,322,000	157,322	187,435		—

					$(252,516)	$(142,310)	$1,108,846,059		$3,190,672		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$10,881,551,978	$—	$10,881,551,978
Foreign Government Obligations	—	15,899,689	—	15,899,689
Money Market Funds	1,108,846,059	—	—	1,108,846,059

	$1,108,846,059	$10,897,451,667	$—	$12,006,297,726

See notes to financial statements.

156	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The) 3.38%, 03/01/41 (Call 09/01/40)	$665	$675,790
5.40%, 10/01/48 (Call 04/01/48)	550	710,633

		1,386,423

Aerospace & Defense — 2.3%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	735	901,874
BAE Systems PLC 3.00%, 09/15/50 (Call 03/15/50)(a)	1,115	1,072,972
5.80%, 10/11/41(a)	25	34,866
Boeing Co. (The) 3.25%, 02/01/35 (Call 11/01/34)	502	493,878
3.30%, 03/01/35 (Call 09/01/34)(b)	520	509,185
3.38%, 06/15/46 (Call 12/15/45)	205	186,709
3.50%, 03/01/39 (Call 09/01/38)	295	287,226
3.50%, 03/01/45 (Call 09/01/44)(b)	809	767,209
3.55%, 03/01/38 (Call 09/01/37)(b)	280	276,472
3.60%, 05/01/34 (Call 02/01/34)	950	975,785
3.65%, 03/01/47 (Call 09/01/46)	475	455,523
3.75%, 02/01/50 (Call 08/01/49)	935	911,510
3.83%, 03/01/59 (Call 09/01/58)	680	648,260
3.85%, 11/01/48 (Call 05/01/48)(b)	510	512,761
3.90%, 05/01/49 (Call 11/01/48)	717	708,113
3.95%, 08/01/59 (Call 02/01/59)	990	972,919
5.71%, 05/01/40 (Call 11/01/39)	2,064	2,600,564
5.81%, 05/01/50 (Call 11/01/49)	3,440	4,437,430
5.88%, 02/15/40	225	275,370
5.93%, 05/01/60 (Call 11/01/59)	2,130	2,794,683
6.13%, 02/15/33	325	412,687
6.63%, 02/15/38	156	201,085
6.88%, 03/15/39	452	612,843
General Dynamics Corp. 3.60%, 11/15/42 (Call 05/14/42)	380	436,636
4.25%, 04/01/40 (Call 10/01/39)	818	999,669
4.25%, 04/01/50 (Call 10/01/49)	685	851,259
L3Harris Technologies Inc. 4.85%, 04/27/35 (Call 10/27/34)	560	702,851
5.05%, 04/27/45 (Call 10/27/44)(b)	475	617,890
6.15%, 12/15/40	415	606,636
Lockheed Martin Corp. 2.80%, 06/15/50 (Call 12/15/49)	415	401,970
3.60%, 03/01/35 (Call 09/01/34)	583	669,394
3.80%, 03/01/45 (Call 09/01/44)(b)	1,086	1,244,457
4.07%, 12/15/42	966	1,149,472
4.09%, 09/15/52 (Call 03/15/52)	1,440	1,723,688
4.50%, 05/15/36 (Call 11/15/35)	610	763,323
4.70%, 05/15/46 (Call 11/15/45)	1,187	1,517,768
5.72%, 06/01/40	69	94,572
Series B, 6.15%, 09/01/36(b)	575	829,373
Northrop Grumman Corp. 3.85%, 04/15/45 (Call 10/15/44)(b)	660	738,116
4.03%, 10/15/47 (Call 04/15/47)	1,645	1,875,840
4.75%, 06/01/43	910	1,138,200
5.05%, 11/15/40(b)	355	461,070
5.15%, 05/01/40 (Call 11/01/39)(b)	329	428,211
5.25%, 05/01/50 (Call 11/01/49)	940	1,280,279
Raytheon Technologies Corp. 3.13%, 07/01/50 (Call 01/01/50)	840	834,361
3.75%, 11/01/46 (Call 05/01/46)	915	1,001,775

Security	Par (000)	Value

Aerospace & Defense (continued)
4.05%, 05/04/47 (Call 11/04/46)	$480	$554,069
4.15%, 05/15/45 (Call 11/16/44)	431	499,739
4.20%, 12/15/44 (Call 06/15/44)	100	113,033
4.35%, 04/15/47 (Call 10/15/46)	930	1,106,902
4.45%, 11/16/38 (Call 05/16/38)	789	949,800
4.50%, 06/01/42	2,719	3,333,613
4.63%, 11/16/48 (Call 05/16/48)(b)	1,356	1,677,606
4.70%, 12/15/41	225	272,450
4.80%, 12/15/43 (Call 06/15/43)	380	462,406
4.88%, 10/15/40	542	687,197
5.40%, 05/01/35(b)	343	451,790
5.70%, 04/15/40	902	1,238,137
6.05%, 06/01/36(b)	305	425,946
6.13%, 07/15/38	840	1,180,308

		54,369,730

Agriculture — 1.5%
Altria Group Inc. 3.40%, 02/04/41 (Call 08/04/40)	500	469,218
3.70%, 02/04/51 (Call 08/04/50)	1,900	1,776,418
3.88%, 09/16/46 (Call 03/16/46)	1,466	1,430,184
4.00%, 02/04/61 (Call 08/04/60)	400	375,176
4.25%, 08/09/42	955	996,393
4.45%, 05/06/50 (Call 11/06/49)	370	392,034
4.50%, 05/02/43	735	789,832
5.38%, 01/31/44	1,432	1,732,595
5.80%, 02/14/39 (Call 08/14/38)(b)	1,596	1,985,674
5.95%, 02/14/49 (Call 08/14/48)(b)	2,095	2,676,638
6.20%, 02/14/59 (Call 08/14/58)	72	91,568
Archer-Daniels-Midland Co. 3.75%, 09/15/47 (Call 03/15/47)(b)	540	624,140
4.02%, 04/16/43	289	348,261
4.50%, 03/15/49 (Call 09/15/48)(b)	1,302	1,699,889
4.54%, 03/26/42	31	39,872
5.38%, 09/15/35(b)	55	75,458
BAT Capital Corp. 2.73%, 03/25/31 (Call 12/25/30)	1,000	989,689
3.73%, 09/25/40 (Call 03/25/40)	865	838,156
3.98%, 09/25/50 (Call 03/25/50)	965	913,057
4.39%, 08/15/37 (Call 02/15/37)	2,023	2,160,036
4.54%, 08/15/47 (Call 02/15/47)	1,900	1,948,999
4.76%, 09/06/49 (Call 03/06/49)	810	851,643
5.28%, 04/02/50 (Call 02/02/49)(b)	345	387,607
Cargill Inc. 3.88%, 05/23/49 (Call 11/23/48)(a)(b)	755	868,923
4.76%, 11/23/45(a)	25	31,354
Philip Morris International Inc. 3.88%, 08/21/42	761	833,790
4.13%, 03/04/43	771	869,016
4.25%, 11/10/44	865	995,573
4.38%, 11/15/41	824	972,626
4.50%, 03/20/42	610	722,069
4.88%, 11/15/43	684	843,470
6.38%, 05/16/38	1,266	1,816,221
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)(b)	763	919,296
5.85%, 08/15/45 (Call 02/12/45)	1,626	1,935,757
6.15%, 09/15/43	570	710,796
7.25%, 06/15/37	425	562,960

		35,674,388

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.2%
NIKE Inc. 3.25%, 03/27/40 (Call 09/27/39)	$766	$833,784
3.38%, 11/01/46 (Call 05/01/46)	605	662,937
3.38%, 03/27/50 (Call 09/27/49)	1,300	1,423,186
3.63%, 05/01/43 (Call 11/01/42)	510	579,689
3.88%, 11/01/45 (Call 05/01/45)	1,043	1,220,940
VF Corp., 6.00%, 10/15/33	59	76,923

		4,797,459

Auto Manufacturers — 0.4%
Cummins Inc. 2.60%, 09/01/50 (Call 03/01/50)(b)	935	860,809
4.88%, 10/01/43 (Call 04/01/43)	452	584,888
General Motors Co. 5.00%, 04/01/35	423	503,994
5.15%, 04/01/38 (Call 10/01/37)	293	350,360
5.20%, 04/01/45	990	1,181,074
5.40%, 04/01/48 (Call 10/01/47)	770	943,283
5.95%, 04/01/49 (Call 10/01/48)	942	1,230,269
6.25%, 10/02/43	1,137	1,528,076
6.60%, 04/01/36 (Call 10/01/35)	1,069	1,456,152
6.75%, 04/01/46 (Call 10/01/45)	646	898,676

		9,537,581

Auto Parts & Equipment — 0.1%
Aptiv PLC 4.40%, 10/01/46 (Call 04/01/46)(b)	100	105,647
5.40%, 03/15/49 (Call 09/15/48)(b)	206	259,583
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)(b)	395	435,361
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	885	1,074,197

		1,874,788

Banks — 7.8%
Bank of America Corp. 2.68%, 06/19/41 (Call 06/19/40)(c)	4,005	3,882,743
2.83%, 10/24/51 (Call 10/24/50)(c)	675	644,290
3.95%, 01/23/49 (Call 01/23/48)(c)	1,105	1,279,065
4.08%, 04/23/40 (Call 04/23/39)(c)	1,490	1,732,625
4.08%, 03/20/51 (Call 03/20/50)(c)	4,320	5,021,555
4.24%, 04/24/38 (Call 04/24/37)(c)	1,849	2,185,011
4.33%, 03/15/50 (Call 03/15/49)(c)	2,309	2,753,062
4.44%, 01/20/48 (Call 01/20/47)(c)	1,734	2,119,756
4.88%, 04/01/44	615	794,488
5.00%, 01/21/44	1,462	1,912,459
5.88%, 02/07/42	1,085	1,541,403
6.11%, 01/29/37	1,654	2,288,751
7.75%, 05/14/38	1,240	1,997,511
Series L, 4.75%, 04/21/45(b)	448	574,278
Bank of America N.A., 6.00%, 10/15/36	730	1,047,672
Barclays PLC 4.95%, 01/10/47	1,245	1,571,511
5.25%, 08/17/45	1,350	1,757,900
BNP Paribas SA 2.82%, 01/26/41(a)	200	187,778
7.20%, (Call 06/25/37)(a)(b)(c)(d)	1,045	1,121,089
Citigroup Inc. 3.88%, 01/24/39 (Call 01/22/38)(c)	1,150	1,289,943
4.28%, 04/24/48 (Call 04/24/47)(c)	1,263	1,535,477
4.65%, 07/30/45	395	494,620
4.65%, 07/23/48 (Call 06/23/48)	2,374	3,026,666
4.75%, 05/18/46	1,934	2,392,124
5.30%, 05/06/44	118	155,702

Security	Par (000)	Value

Banks (continued)
5.32%, 03/26/41 (Call 03/26/40)(c)	$750	$1,001,082
5.88%, 02/22/33(b)	475	620,927
5.88%, 01/30/42	952	1,356,831
6.00%, 10/31/33	279	373,606
6.13%, 08/25/36	482	663,113
6.63%, 06/15/32	1,344	1,832,294
6.68%, 09/13/43	675	1,037,337
6.88%, 03/05/38(b)	110	154,819
6.88%, 02/15/98	42	68,044
8.13%, 07/15/39	1,555	2,625,340
Citizens Financial Group Inc., 2.64%, 09/30/32
(Call 07/02/32)(a)	325	324,732
Commonwealth Bank of Australia 3.74%, 09/12/39(a)	910	993,283
3.90%, 07/12/47(a)(b)	1,428	1,670,236
4.32%, 01/10/48(a)	1,205	1,397,925
Cooperatieve Rabobank U.A. 5.25%, 05/24/41	1,552	2,120,006
5.25%, 08/04/45	761	1,017,503
5.75%, 12/01/43(b)	1,625	2,287,689
Credit Agricole SA, 2.81%, 01/11/41(a)	515	491,060
Credit Suisse Group AG, 4.88%, 05/15/45	1,877	2,411,129
Fifth Third Bancorp., 8.25%, 03/01/38	956	1,584,003
First Republic Bank/CA 4.38%, 08/01/46 (Call 02/01/46)	350	423,706
4.63%, 02/13/47 (Call 08/13/46)(b)	445	549,480
Goldman Sachs Group Inc. (The) 4.02%, 10/31/38 (Call 10/31/37)(c)	2,159	2,496,880
4.41%, 04/23/39 (Call 04/23/38)(c)	1,479	1,784,627
4.75%, 10/21/45 (Call 04/21/45)	1,429	1,847,517
4.80%, 07/08/44 (Call 01/08/44)	1,500	1,940,270
5.15%, 05/22/45	1,680	2,212,762
6.13%, 02/15/33	629	867,318
6.25%, 02/01/41	1,874	2,753,880
6.45%, 05/01/36	495	696,805
6.75%, 10/01/37	4,300	6,273,182
HBOS PLC, 6.00%, 11/01/33(a)	550	743,677
HSBC Bank USA N.A., 7.00%, 01/15/39(b)	380	575,838
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	250	327,548
HSBC Holdings PLC 5.25%, 03/14/44	1,290	1,668,193
6.10%, 01/14/42	1,068	1,538,646
6.50%, 05/02/36	1,315	1,818,680
6.50%, 09/15/37	2,115	2,964,442
6.80%, 06/01/38	1,230	1,788,116
7.63%, 05/17/32(b)	1,076	1,527,247
HSBC USA Inc., 7.20%, 07/15/97	130	211,338
JPMorgan Chase & Co. 2.53%, 11/19/41 (Call 11/19/40)(c)	300	286,848
3.11%, 04/22/41 (Call 04/22/40)(c)	1,205	1,265,047
3.11%, 04/22/51 (Call 04/22/50)(c)	2,136	2,178,021
3.88%, 07/24/38 (Call 07/24/37)(c)	2,165	2,485,082
3.90%, 01/23/49 (Call 01/23/48)(c)	1,715	1,971,522
3.96%, 11/15/48 (Call 11/15/47)(c)	2,622	3,044,226
4.03%, 07/24/48 (Call 07/24/47)(c)	1,535	1,793,505
4.26%, 02/22/48 (Call 02/22/47)(c)	1,810	2,208,154
4.85%, 02/01/44	955	1,256,107
4.95%, 06/01/45	993	1,304,984
5.40%, 01/06/42(b)	930	1,294,434
5.50%, 10/15/40	1,205	1,660,567

158	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.60%, 07/15/41(b)	$1,640	$2,303,046
5.63%, 08/16/43	1,013	1,431,244
6.40%, 05/15/38	1,496	2,199,846
Lloyds Banking Group PLC 4.34%, 01/09/48	1,225	1,410,234
5.30%, 12/01/45	760	997,177
Mitsubishi UFJ Financial Group Inc. 3.75%, 07/18/39	970	1,092,844
4.15%, 03/07/39	1,049	1,239,537
4.29%, 07/26/38	410	490,817
Morgan Stanley 1.93%, 04/28/32 (Call 01/28/32)(c)	85	82,554
2.80%, 01/25/52 (Call 07/25/51)(c)	1,950	1,856,453
3.97%, 07/22/38 (Call 07/22/37)(c)	1,727	2,015,965
4.30%, 01/27/45	2,124	2,606,470
4.38%, 01/22/47	1,975	2,454,493
4.46%, 04/22/39 (Call 04/22/38)(c)	989	1,212,220
5.60%, 03/24/51 (Call 03/24/50)(c)	1,600	2,318,339
6.38%, 07/24/42	1,644	2,494,164
7.25%, 04/01/32	853	1,252,788
National Australia Bank Ltd., 2.65%, 01/14/41(a)	50	46,835
Natwest Group PLC, 3.03%, 11/28/35 (Call 08/28/30)(b)(c)	1,010	989,901
Regions Bank/Birmingham AL, 6.45%, 06/26/37	575	794,255
Regions Financial Corp., 7.38%, 12/10/37(b)	254	376,714
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	385	492,846
Societe Generale SA, 5.63%, 11/24/45(a)(b)	580	747,283
Standard Chartered PLC 3.27%, 02/18/36 (Call 11/18/30)(a)(b)(c)	210	207,895
5.30%, 01/09/43(a)	765	932,977
5.70%, 03/26/44(a)(b)	1,530	1,966,481
Sumitomo Mitsui Financial Group Inc., 2.30%, 01/12/41	15	13,764
UBS AG/London, 4.50%, 06/26/48(a)(b)	909	1,175,966
Wachovia Corp. 5.50%, 08/01/35	800	1,031,274
6.55%, 10/15/35	260	353,422
7.50%, 04/15/35	250	360,806
Wells Fargo & Co. 3.07%, 04/30/41 (Call 04/29/40)(c)	1,049	1,076,650
3.90%, 05/01/45	1,872	2,167,042
4.40%, 06/14/46	1,671	1,962,038
4.65%, 11/04/44	1,456	1,738,291
4.75%, 12/07/46	1,685	2,072,944
4.90%, 11/17/45	1,610	1,995,337
5.01%, 04/04/51 (Call 04/04/50)(c)	4,565	6,104,787
5.38%, 11/02/43	1,504	1,940,057
5.61%, 01/15/44	2,057	2,735,615
Wells Fargo Bank N.A. 5.85%, 02/01/37	775	1,058,262
5.95%, 08/26/36	970	1,310,535
6.60%, 01/15/38	1,245	1,813,409
Westpac Banking Corp. 2.96%, 11/16/40	75	74,278
4.42%, 07/24/39	1,078	1,278,884

		187,373,826

Beverages — 3.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.70%, 02/01/36 (Call 08/01/35)	4,342	5,212,860
4.90%, 02/01/46 (Call 08/01/45)	6,235	7,499,367

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Finance Inc. 4.00%, 01/17/43	$963	$1,048,733
4.63%, 02/01/44	1,067	1,231,569
4.70%, 02/01/36 (Call 08/01/35)(b)	675	813,594
4.90%, 02/01/46 (Call 08/01/45)	1,384	1,655,560
Anheuser-Busch InBev Worldwide Inc. 3.75%, 07/15/42	1,020	1,081,276
4.35%, 06/01/40 (Call 12/01/39)(b)	1,135	1,319,686
4.38%, 04/15/38 (Call 10/15/37)	1,420	1,651,546
4.44%, 10/06/48 (Call 04/06/48)	1,541	1,749,756
4.50%, 06/01/50 (Call 12/01/49)	1,615	1,862,316
4.60%, 04/15/48 (Call 10/15/47)	2,178	2,526,867
4.60%, 06/01/60 (Call 12/01/59)	910	1,046,187
4.75%, 04/15/58 (Call 10/15/57)	1,360	1,616,786
4.95%, 01/15/42	1,411	1,744,919
5.45%, 01/23/39 (Call 07/23/38)	1,935	2,487,921
5.55%, 01/23/49 (Call 07/23/48)	3,305	4,300,572
5.80%, 01/23/59 (Call 07/23/58)	822	1,134,160
5.88%, 06/15/35(b)	130	171,562
8.00%, 11/15/39	380	617,861
8.20%, 01/15/39	1,152	1,886,650
Bacardi Ltd. 5.15%, 05/15/38 (Call 11/15/37)(a)	465	577,446
5.30%, 05/15/48 (Call 11/15/47)(a)	635	816,285
Brown-Forman Corp. 4.00%, 04/15/38 (Call 10/15/37)(b)	365	431,208
4.50%, 07/15/45 (Call 01/15/45)	413	521,721
Coca-Cola Co. (The) 2.50%, 06/01/40	1,220	1,189,651
2.50%, 03/15/51 (Call 09/15/50)	1,335	1,230,789
2.60%, 06/01/50	1,525	1,442,251
2.75%, 06/01/60	806	768,912
4.20%, 03/25/50	385	474,905
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	306	402,375
Constellation Brands Inc. 3.75%, 05/01/50 (Call 11/01/49)	360	392,176
4.10%, 02/15/48 (Call 08/15/47)	445	505,651
4.50%, 05/09/47 (Call 11/09/46)	570	678,022
5.25%, 11/15/48 (Call 05/15/48)	643	850,051
Diageo Capital PLC 2.13%, 04/29/32 (Call 01/29/32)	673	677,366
3.88%, 04/29/43 (Call 10/29/42)	911	1,069,250
5.88%, 09/30/36	811	1,158,122
Diageo Investment Corp., 4.25%, 05/11/42(b)	95	115,024
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/50 (Call 07/16/49)	2,395	2,438,110
4.38%, 05/10/43	345	400,321
Heineken NV 4.00%, 10/01/42(a)	678	787,284
4.35%, 03/29/47 (Call 09/29/46)(a)	170	207,371
Keurig Dr Pepper Inc. 3.80%, 05/01/50 (Call 11/01/49)	265	289,090
4.42%, 12/15/46 (Call 06/15/46)	563	664,772
4.50%, 11/15/45 (Call 05/15/45)	625	744,349
4.99%, 05/25/38 (Call 11/25/37)	820	1,045,661
5.09%, 05/25/48 (Call 11/25/47)	760	983,042
Molson Coors Beverage Co. 4.20%, 07/15/46 (Call 01/15/46)	1,777	1,902,980
5.00%, 05/01/42	800	959,131

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc. 2.88%, 10/15/49 (Call 04/15/49)	$1,111	$1,107,820
3.38%, 07/29/49 (Call 01/29/49)	898	971,007
3.45%, 10/06/46 (Call 04/06/46)	1,240	1,358,237
3.50%, 03/19/40 (Call 09/19/39)	655	735,527
3.60%, 08/13/42	530	598,378
3.63%, 03/19/50 (Call 09/19/49)	1,635	1,848,441
3.88%, 03/19/60 (Call 09/19/59)	305	363,421
4.00%, 03/05/42	667	789,516
4.00%, 05/02/47 (Call 11/02/46)	875	1,041,324
4.25%, 10/22/44 (Call 04/22/44)	806	981,587
4.45%, 04/14/46 (Call 10/14/45)	1,329	1,678,298
4.60%, 07/17/45 (Call 01/17/45)	235	298,520
Pernod Ricard International Finance LLC 1.63%, 04/01/31 (Call 01/01/30)(a)(b)	1,000	949,351
2.75%, 10/01/50 (Call 04/01/50)(a)	500	459,638
Pernod Ricard SA, 5.50%, 01/15/42(a)	680	934,823

		80,498,952

Biotechnology — 1.4%
Amgen Inc. 2.77%, 09/01/53 (Call 03/01/53)(a)	1,495	1,357,822
3.15%, 02/21/40 (Call 08/21/39)	1,925	1,987,537
3.38%, 02/21/50 (Call 08/21/49)	2,007	2,060,873
4.40%, 05/01/45 (Call 11/01/44)	1,838	2,192,281
4.56%, 06/15/48 (Call 12/15/47)	1,400	1,730,186
4.66%, 06/15/51 (Call 12/15/50)	2,629	3,311,437
4.95%, 10/01/41(b)	506	652,121
5.15%, 11/15/41 (Call 05/15/41)	836	1,099,958
6.40%, 02/01/39	100	143,170
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	354	471,699
Biogen Inc. 3.15%, 05/01/50 (Call 11/01/49)	1,390	1,319,151
3.25%, 02/15/51 (Call 08/15/50)(a)	1,492	1,452,955
5.20%, 09/15/45 (Call 03/15/45)	140	179,242
Gilead Sciences Inc. 2.60%, 10/01/40 (Call 04/01/40)(b)	1,055	999,517
2.80%, 10/01/50 (Call 04/01/50)	1,191	1,099,613
4.00%, 09/01/36 (Call 03/01/36)	790	910,859
4.15%, 03/01/47 (Call 09/01/46)	1,380	1,575,309
4.50%, 02/01/45 (Call 08/01/44)	1,486	1,769,429
4.60%, 09/01/35 (Call 03/01/35)	1,035	1,277,157
4.75%, 03/01/46 (Call 09/01/45)(b)	1,499	1,848,525
4.80%, 04/01/44 (Call 10/01/43)(b)	1,500	1,863,618
5.65%, 12/01/41 (Call 06/01/41)(b)	895	1,219,941
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)(b)	940	837,718
Royalty Pharma PLC 3.30%, 09/02/40 (Call 03/02/40)(a)	1,135	1,142,833
3.55%, 09/02/50 (Call 03/02/50)(a)(b)	1,015	997,371

		33,500,322

Building Materials — 0.5%
Carrier Global Corp. 3.38%, 04/05/40 (Call 10/05/39)	1,660	1,722,239
3.58%, 04/05/50 (Call 10/05/49)	1,441	1,482,851
CRH America Finance Inc. 4.40%, 05/09/47 (Call 11/09/46)(a)(b)	200	235,050
4.50%, 04/04/48 (Call 10/04/47)(a)	751	890,392
Johnson Controls International PLC 4.50%, 02/15/47 (Call 08/15/46)	373	461,438

Security	Par (000)	Value

Building Materials (continued)
4.63%, 07/02/44 (Call 01/02/44)	$637	$781,708
4.95%, 07/02/64 (Call 01/02/64)(b)(e)	450	570,372
5.13%, 09/14/45 (Call 03/14/45)	343	449,806
6.00%, 01/15/36	185	253,169
Lafarge SA, 7.13%, 07/15/36	200	290,426
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	579	671,780
Masco Corp. 3.13%, 02/15/51 (Call 08/15/50)	150	148,287
4.50%, 05/15/47 (Call 11/15/46)	469	561,024
Owens Corning 4.30%, 07/15/47 (Call 01/15/47)	606	688,892
4.40%, 01/30/48 (Call 07/30/47)(b)	329	372,994
7.00%, 12/01/36	379	533,424
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)(b)	500	685,000
Vulcan Materials Co. 4.50%, 06/15/47 (Call 12/15/46)(b)	139	166,100
4.70%, 03/01/48 (Call 09/01/47)	630	767,823

		11,732,775

Chemicals — 1.8%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	55,755
Air Products and Chemicals Inc. 2.70%, 05/15/40 (Call 11/15/39)	1,102	1,105,218
2.80%, 05/15/50 (Call 11/15/49)	998	975,335
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	368	437,104
Dow Chemical Co. (The) 3.60%, 11/15/50 (Call 05/15/50)	960	990,832
4.25%, 10/01/34 (Call 04/01/34)	1,049	1,209,592
4.38%, 11/15/42 (Call 05/15/42)	658	770,133
4.63%, 10/01/44 (Call 04/01/44)	665	809,014
4.80%, 05/15/49 (Call 11/15/48)	850	1,061,982
5.25%, 11/15/41 (Call 05/15/41)	96	121,656
5.55%, 11/30/48 (Call 05/30/48)	755	1,031,667
9.40%, 05/15/39	551	957,620
DuPont de Nemours Inc. 5.32%, 11/15/38 (Call 05/15/38)	1,554	2,008,142
5.42%, 11/15/48 (Call 05/15/48)	1,810	2,414,362
Eastman Chemical Co. 4.65%, 10/15/44 (Call 04/15/44)	934	1,129,874
4.80%, 09/01/42 (Call 03/01/42)	518	640,708
Ecolab Inc. 2.13%, 08/15/50 (Call 02/15/50)(b)	630	534,910
3.70%, 11/01/46 (Call 05/01/46)	275	303,164
3.95%, 12/01/47 (Call 06/01/47)	757	882,415
5.50%, 12/08/41	278	375,463
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	637	754,707
International Flavors & Fragrances Inc. 4.38%, 06/01/47 (Call 12/01/46)	325	375,581
5.00%, 09/26/48 (Call 03/26/48)	910	1,160,574
Linde Inc./CT 2.00%, 08/10/50 (Call 02/10/50)(b)	509	419,312
3.55%, 11/07/42 (Call 05/07/42)	725	817,174
Lubrizol Corp. (The), 6.50%, 10/01/34	350	513,439
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	920	1,101,984
5.25%, 07/15/43	810	1,007,897
LYB International Finance III LLC 3.38%, 10/01/40 (Call 04/01/40)	415	423,071
3.63%, 04/01/51 (Call 04/01/50)	965	976,830

160	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.80%, 10/01/60 (Call 04/01/60)(b)	$405	$408,524
4.20%, 10/15/49 (Call 04/15/49)	760	838,747
4.20%, 05/01/50 (Call 11/01/49)	490	536,853
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	918	1,064,106
Mosaic Co. (The) 4.88%, 11/15/41 (Call 05/15/41)(b)	230	260,369
5.45%, 11/15/33 (Call 05/15/33)	393	486,630
5.63%, 11/15/43 (Call 05/15/43)	145	187,077
Nutrien Ltd. 3.95%, 05/13/50 (Call 11/13/49)(b)	866	976,773
4.13%, 03/15/35 (Call 09/15/34)	38	43,265
4.90%, 06/01/43 (Call 12/01/42)	45	55,947
5.00%, 04/01/49 (Call 10/01/48)	773	1,001,396
5.25%, 01/15/45 (Call 07/15/44)	229	298,663
5.63%, 12/01/40	495	657,987
5.88%, 12/01/36(b)	291	391,271
6.13%, 01/15/41 (Call 07/15/40)	650	911,134
7.13%, 05/23/36(b)	128	189,586
Nutrition & Biosciences Inc. 3.27%, 11/15/40 (Call 05/15/40)(a)(b)	760	783,086
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,465	1,496,032
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(a)	1,025	1,217,198
RPM International Inc. 4.25%, 01/15/48 (Call 07/15/47)	560	596,862
5.25%, 06/01/45 (Call 12/01/44)	64	75,809
Sherwin-Williams Co. (The) 3.30%, 05/15/50 (Call 11/15/49)	340	345,896
3.80%, 08/15/49 (Call 02/15/49)	690	761,452
4.00%, 12/15/42 (Call 06/15/42)(b)	435	488,723
4.50%, 06/01/47 (Call 12/01/46)	1,110	1,342,422
4.55%, 08/01/45 (Call 02/01/45)	120	144,352
Sociedad Quimica y Minera de Chile SA, 4.25%, 01/22/50 (Call 07/22/49)(a)	400	442,000
Westlake Chemical Corp. 4.38%, 11/15/47 (Call 05/15/47)(b)	710	804,497
5.00%, 08/15/46 (Call 02/15/46)	480	583,586

		42,755,758

Commercial Services — 1.4%
American University (The), Series 2019, 3.67%, 04/01/49	365	414,299
California Institute of Technology 3.65%, 09/01/2119 (Call 03/01/2119)	235	248,576
4.32%, 08/01/45	73	93,291
4.70%, 11/01/2111	195	255,379
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	250	327,005
DP World PLC 4.70%, 09/30/49 (Call 03/30/49)(a)(b)	370	393,051
5.63%, 09/25/48(a)	1,499	1,782,971
6.85%, 07/02/37(a)(b)	890	1,163,444
Duke University 3.20%, 10/01/38	50	54,935
3.30%, 10/01/46(b)	80	88,804
Series 2020, 2.68%, 10/01/44	627	642,855
Series 2020, 2.83%, 10/01/55	240	244,191
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)(b)	30	31,327
Equifax Inc., 7.00%, 07/01/37	125	170,838
ERAC USA Finance LLC 4.20%, 11/01/46 (Call 05/01/46)(a)	190	223,263
4.50%, 02/15/45 (Call 08/15/44)(a)(b)	100	120,769

Security	Par (000)	Value

Commercial Services (continued)
5.63%, 03/15/42(a)(b)	$225	$307,156
6.70%, 06/01/34(a)(b)	165	234,054
7.00%, 10/15/37(a)	1,964	2,916,748
Ford Foundation (The) Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(b)	120	111,573
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	623	586,414
George Washington University (The) 4.87%, 09/15/45	75	99,552
Series 2014, 4.30%, 09/15/44	57	69,931
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	1,067	1,274,459
Georgetown University (The) Series 20A, 2.94%, 04/01/50(b)	183	178,465
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	150	201,357
Series B, 4.32%, 04/01/49 (Call 10/01/48)	35	42,585
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	486	542,949
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	68	85,202
Leland Stanford Junior University (The) 2.41%, 06/01/50 (Call 12/01/49)	185	176,509
3.65%, 05/01/48 (Call 11/01/47)	592	706,366
Massachusetts Institute of Technology 3.89%, 07/01/2116	585	682,975
3.96%, 07/01/38(b)	59	71,604
4.68%, 07/01/2114	360	494,225
5.60%, 07/01/2111	682	1,100,684
Series F, 2.99%, 07/01/50 (Call 01/01/50)(b)	405	434,491
Series G, 2.29%, 07/01/51 (Call 01/01/51)	60	55,735
Moody’s Corp. 2.55%, 08/18/60 (Call 02/18/60)(b)	625	522,523
3.25%, 05/20/50 (Call 11/20/49)	315	319,126
4.88%, 12/17/48 (Call 06/17/48)(b)	219	276,906
5.25%, 07/15/44(b)	710	937,404
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	260	255,220
Northwestern University 3.69%, 12/01/38	50	55,678
4.64%, 12/01/44	355	462,245
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	55	67,516
Novant Health Inc., 4.37%, 11/01/43	100	122,675
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	1,011	1,059,654
President and Fellows of Harvard College 2.52%, 10/15/50 (Call 04/15/50)	111	108,677
3.15%, 07/15/46 (Call 01/15/46)(b)	621	681,166
3.30%, 07/15/56 (Call 01/15/56)(b)	385	434,926
3.62%, 10/01/37	419	496,191
4.88%, 10/15/40	200	266,396
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	35	33,596
S&P Global Inc. 2.30%, 08/15/60 (Call 02/15/60)	919	769,561
3.25%, 12/01/49 (Call 06/01/49)(b)	970	1,020,592
Transurban Finance Co. Pty Ltd., 2.45%, 03/16/31 (Call 12/16/30)(a)(b)	1,000	1,013,272
Trustees of Boston College, 3.13%, 07/01/52(b)	580	611,069
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	360	436,145
Trustees of Dartmouth College, 3.47%, 06/01/46(b)	260	292,651
Trustees of Princeton University (The) 5.70%, 03/01/39	570	830,248
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	50	48,782
Trustees of the University of Pennsylvania (The) 3.61%, 02/15/2119 (Call 08/15/2118)	60	64,366

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.67%, 09/01/2112	$25	$33,457
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)(b)	125	120,241
Tufts University, Series 2012, 5.02%, 04/15/2112(b)	150	192,619
University of Chicago (The) 4.00%, 10/01/53 (Call 04/01/53)(b)	60	74,246
Series C, 2.55%, 04/01/50 (Call 10/01/49)	520	500,338
University of Notre Dame du Lac Series 2015, 3.44%, 02/15/45	199	227,602
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	322	369,985
University of Southern California 2.81%, 10/01/50 (Call 04/01/50)	436	440,728
3.03%, 10/01/39	1,071	1,121,088
5.25%, 10/01/2111	250	367,640
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	330	396,327
Verisk Analytics Inc. 3.63%, 05/15/50 (Call 11/15/49)	545	563,017
5.50%, 06/15/45 (Call 12/15/44)(b)	214	285,289
Wesleyan University, 4.78%, 07/01/2116(b)	150	192,200
William Marsh Rice University 3.57%, 05/15/45	381	439,270
3.77%, 05/15/55(b)	125	153,721
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	253	241,531

		33,533,916

Computers — 1.9%
Apple Inc. 2.38%, 02/08/41 (Call 08/08/40)	405	382,494
2.40%, 08/20/50 (Call 06/20/50)(b)	1,220	1,065,203
2.55%, 08/20/60 (Call 02/20/60)	1,498	1,324,677
2.65%, 05/11/50 (Call 11/11/49)	1,744	1,639,818
2.65%, 02/08/51 (Call 08/08/50)	2,000	1,861,058
2.80%, 02/08/61 (Call 02/08/60)	1,000	928,970
2.95%, 09/11/49 (Call 03/11/49)(b)	1,291	1,280,416
3.45%, 02/09/45	1,704	1,858,626
3.75%, 09/12/47 (Call 03/12/47)	675	768,888
3.75%, 11/13/47 (Call 05/13/47)	1,185	1,347,257
3.85%, 05/04/43	2,108	2,460,210
3.85%, 08/04/46 (Call 02/04/46)	1,830	2,095,014
4.25%, 02/09/47 (Call 08/09/46)	1,065	1,302,482
4.38%, 05/13/45	1,750	2,172,983
4.45%, 05/06/44	1,125	1,420,280
4.50%, 02/23/36 (Call 08/23/35)	1,190	1,503,438
4.65%, 02/23/46 (Call 08/23/45)	2,674	3,428,830
Dell International LLC/EMC Corp. 8.10%, 07/15/36 (Call 01/15/36)(a)	1,442	2,142,463
8.35%, 07/15/46 (Call 01/15/46)(a)	1,634	2,500,036
Hewlett Packard Enterprise Co. 6.20%, 10/15/35 (Call 04/15/35)	694	905,472
6.35%, 10/15/45 (Call 04/15/45)	1,436	1,886,564
HP Inc., 6.00%, 09/15/41	1,249	1,612,420
International Business Machines Corp. 2.85%, 05/15/40 (Call 11/15/39)	485	483,574
2.95%, 05/15/50 (Call 11/15/49)	785	755,838
4.00%, 06/20/42	1,220	1,423,412
4.15%, 05/15/39	1,103	1,298,640
4.25%, 05/15/49(b)	2,475	2,928,956
4.70%, 02/19/46(b)	720	923,209
5.60%, 11/30/39	855	1,178,068
5.88%, 11/29/32	306	419,320

Security	Par (000)	Value

Computers (continued)
7.13%, 12/01/96(b)	$117	$192,243

		45,490,859

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)	520	615,009
4.00%, 08/15/45	480	599,851
Estee Lauder Companies Inc. (The) 3.13%, 12/01/49 (Call 06/01/49)(b)	806	848,428
3.70%, 08/15/42	290	313,469
4.15%, 03/15/47 (Call 09/15/46)	235	283,619
4.38%, 06/15/45 (Call 12/15/44)	550	678,631
6.00%, 05/15/37(b)	255	358,023
Procter & Gamble Co. (The) 3.50%, 10/25/47	100	117,809
3.55%, 03/25/40	82	94,626
3.60%, 03/25/50	160	193,019
Unilever Capital Corp., 5.90%, 11/15/32	1,487	2,073,622

		6,176,106

Distribution & Wholesale — 0.1%
WW Grainger Inc. 3.75%, 05/15/46 (Call 11/15/45)	280	312,413
4.20%, 05/15/47 (Call 11/15/46)	195	230,282
4.60%, 06/15/45 (Call 12/15/44)	988	1,239,410

		1,782,105

Diversified Financial Services — 1.7%
Ally Financial Inc., 8.00%, 11/01/31	2,315	3,312,120
American Express Co., 4.05%, 12/03/42	1,272	1,504,076
Blackstone Holdings Finance Co. LLC 2.80%, 09/30/50 (Call 03/30/50)(a)	598	562,046
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	650	699,904
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	390	446,069
4.45%, 07/15/45(a)	200	243,089
5.00%, 06/15/44(a)(b)	171	222,218
6.25%, 08/15/42(a)	125	178,075
Brookfield Finance Inc. 3.50%, 03/30/51 (Call 09/30/50)	387	386,875
4.70%, 09/20/47 (Call 03/20/47)	820	974,543
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	902	900,724
CME Group Inc. 4.15%, 06/15/48 (Call 12/15/47)	731	915,653
5.30%, 09/15/43 (Call 03/15/43)	682	965,424
Credit Suisse USA Inc., 7.13%, 07/15/32	205	306,170
FMR LLC 5.15%, 02/01/43(a)	275	355,926
6.50%, 12/14/40(a)	500	738,324
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	1,260	1,457,246
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	7,792	8,898,765
Invesco Finance PLC, 5.38%, 11/30/43	336	427,362
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	323	423,514
Jefferies Group LLC 6.25%, 01/15/36	505	668,802
6.50%, 01/20/43	95	125,852
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	550	717,249
Legg Mason Inc., 5.63%, 01/15/44(b)	570	781,064

162	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc. 3.65%, 06/01/49 (Call 12/01/48)	$1,028	$1,164,907
3.80%, 11/21/46 (Call 05/21/46)	450	521,374
3.85%, 03/26/50 (Call 09/26/49)	1,168	1,370,843
3.95%, 02/26/48 (Call 08/26/47)(b)	642	757,930
Nasdaq Inc. 2.50%, 12/21/40 (Call 06/21/40)	250	230,246
3.25%, 04/28/50 (Call 10/28/49)	976	963,445
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)(b)	150	162,313
Raymond James Financial Inc., 4.95%, 07/15/46(b)	876	1,105,617
Visa Inc. 2.00%, 08/15/50 (Call 02/15/50)	1,413	1,201,452
2.70%, 04/15/40 (Call 10/15/39)	422	429,617
3.65%, 09/15/47 (Call 03/15/47)	804	915,390
4.15%, 12/14/35 (Call 06/14/35)	1,471	1,805,982
4.30%, 12/14/45 (Call 06/14/45)	2,980	3,734,897
Western Union Co. (The) 6.20%, 11/17/36(b)	592	745,726
6.20%, 06/21/40	140	174,001

		41,494,830

Electric — 11.7%
Abu Dhabi National Energy Co. PJSC 4.00%, 10/03/49(a)	290	326,853
6.50%, 10/27/36(a)(b)	800	1,143,632
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	240	283,920
AEP Texas Inc. 3.80%, 10/01/47 (Call 04/01/47)	78	85,865
Series E, 6.65%, 02/15/33	169	231,478
Series G, 4.15%, 05/01/49 (Call 11/01/48)	295	341,936
Series H, 3.45%, 01/15/50 (Call 07/15/49)	525	540,472
AEP Transmission Co. LLC 3.15%, 09/15/49 (Call 03/15/49)	98	99,689
3.75%, 12/01/47 (Call 06/01/47)	614	692,420
3.80%, 06/15/49 (Call 12/15/48)	495	561,468
4.00%, 12/01/46 (Call 06/01/46)(b)	490	564,962
4.25%, 09/15/48 (Call 03/15/48)	320	383,379
Series M, 3.65%, 04/01/50 (Call 10/01/49)(b)	185	203,526
Alabama Power Co. 3.45%, 10/01/49 (Call 04/01/49)(b)	540	577,872
3.75%, 03/01/45 (Call 09/01/44)	715	798,075
3.85%, 12/01/42	250	283,321
4.10%, 01/15/42(b)	85	96,278
4.15%, 08/15/44 (Call 02/15/44)	367	429,884
4.30%, 01/02/46 (Call 07/02/45)	425	518,461
5.50%, 03/15/41	60	80,089
5.70%, 02/15/33	100	132,526
6.00%, 03/01/39	210	295,612
6.13%, 05/15/38	35	49,675
Series 11-C, 5.20%, 06/01/41(b)	420	545,176
Series A, 4.30%, 07/15/48 (Call 01/15/48)(b)	730	894,402
Series B, 3.70%, 12/01/47 (Call 06/01/47)	565	633,424
Ameren Illinois Co. 3.25%, 03/15/50 (Call 09/15/49)	568	602,569
3.70%, 12/01/47 (Call 06/01/47)	555	618,559
4.15%, 03/15/46 (Call 09/15/45)(b)	25	29,725
4.30%, 07/01/44 (Call 01/01/44)(b)	200	236,257
4.50%, 03/15/49 (Call 09/15/48)	443	558,239
4.80%, 12/15/43 (Call 06/15/43)	345	430,757

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc., 3.25%, 03/01/50
(Call 09/01/49)	$125	$121,422
American Transmission Systems Inc., 5.00%, 09/01/44
(Call 03/01/44)(a)	325	391,974
Appalachian Power Co. 4.40%, 05/15/44 (Call 11/15/43)	26	30,674
4.45%, 06/01/45 (Call 12/01/44)(b)	475	558,947
7.00%, 04/01/38	338	497,919
Series L, 5.80%, 10/01/35(b)	252	331,337
Series P, 6.70%, 08/15/37(b)	195	273,650
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	370	447,316
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	205	220,780
Arizona Public Service Co. 2.65%, 09/15/50 (Call 03/15/50)(b)	565	531,718
3.35%, 05/15/50 (Call 11/15/49)	150	158,178
3.50%, 12/01/49 (Call 06/01/49)	300	322,295
3.75%, 05/15/46 (Call 11/15/45)	655	728,066
4.20%, 08/15/48 (Call 02/15/48)	87	102,705
4.25%, 03/01/49 (Call 09/01/48)	510	610,477
4.35%, 11/15/45 (Call 05/15/45)	415	498,092
4.50%, 04/01/42 (Call 10/01/41)	351	424,737
4.70%, 01/15/44 (Call 07/15/43)	25	30,439
5.05%, 09/01/41 (Call 03/01/41)	210	271,024
5.50%, 09/01/35(b)	100	130,904
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)(b)	446	538,041
Baltimore Gas & Electric Co. 2.90%, 06/15/50 (Call 12/15/49)	120	115,834
3.20%, 09/15/49 (Call 03/15/49)	510	522,048
3.50%, 08/15/46 (Call 02/15/46)	395	422,447
3.75%, 08/15/47 (Call 02/15/47)	98	109,836
4.25%, 09/15/48 (Call 03/15/48)(b)	260	312,568
6.35%, 10/01/36	40	58,029
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(a)(b)	350	395,812
Berkshire Hathaway Energy Co. 2.85%, 05/15/51 (Call 11/15/50)(a)	620	581,485
3.80%, 07/15/48 (Call 01/15/48)	1,027	1,141,735
4.25%, 10/15/50 (Call 04/15/50)(a)	513	610,095
4.45%, 01/15/49 (Call 07/15/48)	953	1,150,169
4.50%, 02/01/45 (Call 08/01/44)	603	721,177
5.15%, 11/15/43 (Call 05/15/43)	807	1,052,649
5.95%, 05/15/37	800	1,088,785
6.13%, 04/01/36	912	1,275,810
Black Hills Corp. 3.88%, 10/15/49 (Call 04/15/49)(b)	575	610,279
4.20%, 09/15/46 (Call 03/15/46)	335	369,218
4.35%, 05/01/33 (Call 02/01/33)	296	343,738
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	194	223,178
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)(b)	485	538,158
3.95%, 03/01/48 (Call 09/01/47)	375	438,941
4.50%, 04/01/44 (Call 10/01/43)(b)	465	582,210
Series AC, 4.25%, 02/01/49 (Call 08/01/48)(b)	495	603,746
Series AD, 2.90%, 07/01/50 (Call 01/01/50)(b)	335	327,967
Series K2, 6.95%, 03/15/33	100	144,098
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	340	360,197
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)(b)	550	636,357
Cleco Power LLC, 6.00%, 12/01/40(b)	293	375,169
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36 .	447	567,118

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CMS Energy Corp. 4.70%, 03/31/43 (Call 09/30/42)	$35	$41,266
4.88%, 03/01/44 (Call 09/01/43)	346	426,296
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)	375	428,209
Comision Federal de Electricidad 5.75%, 02/14/42(a)	600	669,750
6.13%, 06/16/45(a)	400	478,504
Commonwealth Edison Co. 3.00%, 03/01/50 (Call 09/01/49)	375	372,113
3.65%, 06/15/46 (Call 12/15/45)	500	555,586
3.70%, 03/01/45 (Call 09/01/44)	320	355,589
3.80%, 10/01/42 (Call 04/01/42)	429	484,018
4.00%, 03/01/48 (Call 09/01/47)	855	993,631
4.00%, 03/01/49 (Call 09/01/48)	510	600,774
4.35%, 11/15/45 (Call 05/15/45)	430	522,789
4.60%, 08/15/43 (Call 02/15/43)	150	186,012
4.70%, 01/15/44 (Call 07/15/43)	290	365,038
6.45%, 01/15/38	179	259,801
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	495	558,685
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	405	418,816
Connecticut Light & Power Co. (The) 4.00%, 04/01/48 (Call 10/01/47)	125	150,950
4.30%, 04/15/44 (Call 10/15/43)	713	876,359
Series A, 4.15%, 06/01/45 (Call 12/01/44)	75	90,590
Consolidated Edison Co. of New York Inc. 3.70%, 11/15/59 (Call 05/15/59)	225	242,840
3.85%, 06/15/46 (Call 12/15/45)	753	836,744
3.95%, 03/01/43 (Call 09/01/42)	705	800,908
4.45%, 03/15/44 (Call 09/15/43)(b)	763	905,749
4.50%, 12/01/45 (Call 06/01/45)	732	882,598
4.50%, 05/15/58 (Call 11/15/57)	616	748,208
4.63%, 12/01/54 (Call 06/01/54)	823	1,017,554
5.70%, 06/15/40	205	275,474
Series 05-A, 5.30%, 03/01/35	165	213,189
Series 06-A, 5.85%, 03/15/36	375	509,328
Series 06-B, 6.20%, 06/15/36	395	560,194
Series 06-E, 5.70%, 12/01/36(b)	115	153,704
Series 07-A, 6.30%, 08/15/37	158	221,788
Series 08-B, 6.75%, 04/01/38	535	788,631
Series 09-C, 5.50%, 12/01/39	670	890,125
Series 12-A, 4.20%, 03/15/42	173	202,660
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	605	664,453
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	945	1,071,301
Series A, 4.13%, 05/15/49 (Call 11/15/48)	420	478,222
Series C, 3.00%, 12/01/60 (Call 06/01/60)	205	189,353
Series C, 4.00%, 11/15/57 (Call 05/15/57)	84	94,792
Series C, 4.30%, 12/01/56 (Call 06/01/56)	437	507,346
Series E, 4.65%, 12/01/48 (Call 06/01/48)	515	638,301
Consorcio Transmantaro SA, 4.70%, 04/16/34
(Call 01/16/34)(a)	550	638,000
Consumers Energy Co. 2.50%, 05/01/60 (Call 11/01/59)(b)	839	744,633
3.10%, 08/15/50 (Call 02/15/50)	505	517,332
3.25%, 08/15/46 (Call 02/15/46)	500	525,438
3.50%, 08/01/51 (Call 02/01/51)(b)	173	192,450
3.75%, 02/15/50 (Call 08/15/49)	48	54,544
3.95%, 05/15/43 (Call 11/15/42)	245	282,479
3.95%, 07/15/47 (Call 01/15/47)	600	709,064
4.05%, 05/15/48 (Call 11/15/47)	430	509,605

Security	Par (000)	Value

Electric (continued)
4.35%, 04/15/49 (Call 10/15/48)	$927	$1,162,183
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	419	456,567
Delmarva Power & Light Co. 4.00%, 06/01/42 (Call 12/01/41)	190	210,786
4.15%, 05/15/45 (Call 11/15/44)	250	292,177
Dominion Energy Inc. 4.70%, 12/01/44 (Call 06/01/44)	486	597,978
7.00%, 06/15/38(b)	469	694,228
Series A, 4.60%, 03/15/49 (Call 09/15/48)	60	74,161
Series B, 5.95%, 06/15/35	457	626,941
Series C, 4.05%, 09/15/42 (Call 03/15/42)(b)	440	493,283
Series C, 4.90%, 08/01/41 (Call 02/01/41)	422	527,742
Series E, 6.30%, 03/15/33	391	536,116
Series F, 5.25%, 08/01/33	530	674,343
Dominion Energy South Carolina Inc. 4.60%, 06/15/43 (Call 12/15/42)	301	375,393
5.10%, 06/01/65 (Call 12/01/64)(b)	200	283,580
5.30%, 05/15/33(b)	155	202,861
5.45%, 02/01/41 (Call 08/01/40)	391	525,632
6.05%, 01/15/38	418	588,381
6.63%, 02/01/32	325	460,382
DTE Electric Co. 2.95%, 03/01/50 (Call 09/01/49)	635	640,471
3.70%, 03/15/45 (Call 09/15/44)	599	670,476
3.70%, 06/01/46 (Call 12/01/45)	235	262,375
3.75%, 08/15/47 (Call 02/15/47)	510	578,632
3.95%, 06/15/42 (Call 12/15/41)	150	167,682
3.95%, 03/01/49 (Call 09/01/48)(b)	120	143,066
4.30%, 07/01/44 (Call 01/01/44)	346	420,270
5.70%, 10/01/37	328	441,467
Series A, 4.00%, 04/01/43 (Call 10/01/42)	543	634,480
Series A, 4.05%, 05/15/48 (Call 11/15/47)(b)	470	571,393
Series A, 6.63%, 06/01/36	10	15,063
DTE Energy Co., 6.38%, 04/15/33	426	583,942
Duke Energy Carolinas LLC 3.20%, 08/15/49 (Call 02/15/49)	520	536,169
3.70%, 12/01/47 (Call 06/01/47)	490	546,941
3.75%, 06/01/45 (Call 12/01/44)	522	580,470
3.88%, 03/15/46 (Call 09/15/45)	576	655,926
3.95%, 03/15/48 (Call 09/15/47)	455	522,102
4.00%, 09/30/42 (Call 03/30/42)	546	632,807
4.25%, 12/15/41 (Call 06/15/41)	390	463,126
5.30%, 02/15/40	605	808,380
6.00%, 01/15/38	302	423,699
6.05%, 04/15/38	620	881,157
6.10%, 06/01/37	433	600,627
6.45%, 10/15/32	441	616,556
Duke Energy Corp. 3.75%, 09/01/46 (Call 03/01/46)	1,218	1,293,528
3.95%, 08/15/47 (Call 02/15/47)	255	277,492
4.20%, 06/15/49 (Call 12/15/48)	484	544,070
4.80%, 12/15/45 (Call 06/15/45)	566	688,978
Duke Energy Florida LLC 3.40%, 10/01/46 (Call 04/01/46)	495	523,065
3.85%, 11/15/42 (Call 05/15/42)	380	431,312
4.20%, 07/15/48 (Call 01/15/48)(b)	505	605,824
5.65%, 04/01/40	150	209,294
6.35%, 09/15/37	351	503,296
6.40%, 06/15/38	550	805,354

164	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Indiana LLC 2.75%, 04/01/50 (Call 10/01/49)	$275	$256,711
3.75%, 05/15/46 (Call 11/15/45)	510	558,119
6.12%, 10/15/35	250	341,183
6.35%, 08/15/38	396	573,656
6.45%, 04/01/39	315	466,213
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)(b)	125	144,582
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	390	498,668
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(b)	581	596,391
Duke Energy Ohio Inc. 3.70%, 06/15/46 (Call 12/15/45)	255	278,241
4.30%, 02/01/49 (Call 08/01/48)(b)	455	541,054
Duke Energy Progress LLC 2.50%, 08/15/50 (Call 02/15/50)	460	416,283
3.60%, 09/15/47 (Call 03/15/47)	470	510,677
3.70%, 10/15/46 (Call 04/15/46)	385	430,366
4.10%, 05/15/42 (Call 11/15/41)	557	653,793
4.10%, 03/15/43 (Call 09/15/42)	371	431,564
4.15%, 12/01/44 (Call 06/01/44)	454	537,069
4.20%, 08/15/45 (Call 02/15/45)	697	829,311
4.38%, 03/30/44 (Call 09/30/43)	280	338,763
6.30%, 04/01/38	175	252,300
E.ON International Finance BV, 6.65%, 04/30/38(a)	539	781,091
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)(b)	200	231,038
6.00%, 05/15/35	350	473,831
Electricite de France SA 4.75%, 10/13/35 (Call 04/13/35)(a)	865	1,039,961
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	430	520,727
4.88%, 01/22/44(a)	708	855,188
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	1,055	1,293,745
5.00%, 09/21/48 (Call 03/21/48)(a)	1,094	1,374,263
5.25%, 10/13/55 (Call 04/13/55)(a)	316	393,779
5.60%, 01/27/40(a)	1,054	1,375,628
6.00%, 01/22/2114(a)(b)	634	867,718
6.95%, 01/26/39(a)	718	1,068,027
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	1,127	1,317,795
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)	250	292,130
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a) .	690	800,407
Enel Finance International NV 4.75%, 05/25/47(a)(b)	2,000	2,498,028
6.00%, 10/07/39(a)	1,225	1,696,659
Entergy Arkansas LLC 2.65%, 06/15/51 (Call 12/15/50)	695	645,110
4.20%, 04/01/49 (Call 10/01/48)	350	423,151
4.95%, 12/15/44 (Call 12/15/24)	20	22,163
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)(b)	530	555,928
Entergy Louisiana LLC 2.90%, 03/15/51 (Call 09/15/50)	410	403,088
4.00%, 03/15/33 (Call 12/15/32)(b)	930	1,103,545
4.20%, 09/01/48 (Call 03/01/48)	766	916,807
4.20%, 04/01/50 (Call 10/01/49)	550	658,366
4.95%, 01/15/45 (Call 01/15/25)	100	109,539
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48) .	395	443,177
Entergy Texas Inc. 1.75%, 03/15/31 (Call 12/15/30)(b)	800	779,309
3.55%, 09/30/49 (Call 03/30/49)	565	596,334
4.50%, 03/30/39 (Call 09/30/38)	70	82,731
5.15%, 06/01/45 (Call 06/01/25)	25	27,175

Security	Par (000)	Value

Electric (continued)
Evergy Kansas Central Inc. 3.25%, 09/01/49 (Call 03/01/49)(b)	$225	$230,452
3.45%, 04/15/50 (Call 10/15/49)(b)	470	503,693
4.10%, 04/01/43 (Call 10/01/42)	288	330,936
4.13%, 03/01/42 (Call 09/01/41)	640	734,552
4.25%, 12/01/45 (Call 06/01/45)	337	393,634
4.63%, 09/01/43 (Call 03/01/43)	290	350,388
Evergy Metro Inc. 4.20%, 06/15/47 (Call 12/15/46)	355	417,687
4.20%, 03/15/48 (Call 09/15/47)	278	329,014
5.30%, 10/01/41 (Call 04/01/41)	364	471,510
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)(b)	380	448,115
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	250	265,711
Exelon Corp. 4.45%, 04/15/46 (Call 10/15/45)	631	741,770
4.70%, 04/15/50 (Call 10/15/49)	765	953,023
4.95%, 06/15/35 (Call 12/15/34)	475	583,390
5.10%, 06/15/45 (Call 12/15/44)(b)	606	768,400
5.63%, 06/15/35	634	834,559
7.60%, 04/01/32(b)	233	334,853
Exelon Generation Co. LLC 5.60%, 06/15/42 (Call 12/15/41)	563	631,039
5.75%, 10/01/41 (Call 04/01/41)	410	465,768
6.25%, 10/01/39	633	754,252
Florida Power & Light Co. 3.15%, 10/01/49 (Call 04/01/49)	750	787,502
3.70%, 12/01/47 (Call 06/01/47)	845	964,592
3.80%, 12/15/42 (Call 06/15/42)	364	421,544
3.95%, 03/01/48 (Call 09/01/47)	470	557,088
3.99%, 03/01/49 (Call 09/01/48)	475	571,617
4.05%, 06/01/42 (Call 12/01/41)	668	792,022
4.05%, 10/01/44 (Call 04/01/44)	669	789,329
4.13%, 02/01/42 (Call 08/01/41)	550	663,104
4.13%, 06/01/48 (Call 12/01/47)	562	683,258
4.95%, 06/01/35	635	836,153
5.13%, 06/01/41 (Call 12/01/40)(b)	100	131,836
5.25%, 02/01/41 (Call 08/01/40)	220	299,214
5.63%, 04/01/34(b)	175	239,463
5.65%, 02/01/37	146	198,283
5.69%, 03/01/40	221	311,705
5.95%, 10/01/33(b)	200	281,452
5.95%, 02/01/38	885	1,264,721
5.96%, 04/01/39	100	142,655
Georgia Power Co. 4.30%, 03/15/42	1,115	1,310,127
4.30%, 03/15/43(b)	356	420,207
5.40%, 06/01/40	100	127,920
Series 10-C, 4.75%, 09/01/40	466	570,841
Series B, 3.70%, 01/30/50 (Call 07/30/49)(b)	273	290,757
Iberdrola International BV, 6.75%, 07/15/36(b)	655	979,795
Idaho Power Co. 3.65%, 03/01/45 (Call 09/01/44)	25	26,930
Series K, 4.20%, 03/01/48 (Call 09/01/47)	335	398,548
Indiana Michigan Power Co. 4.25%, 08/15/48 (Call 02/15/48)	430	512,434
6.05%, 03/15/37	339	463,049
Series K, 4.55%, 03/15/46 (Call 09/15/45)(b)	605	745,427
Series L, 3.75%, 07/01/47 (Call 01/01/47)	275	301,509

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Indianapolis Power & Light Co. 4.05%, 05/01/46 (Call 11/01/45)(a)(b)	$566	$641,728
4.70%, 09/01/45 (Call 03/01/45)(a)	245	292,799
Infraestructura Energetica Nova SAB de CV 4.75%, 01/15/51 (Call 07/15/50)(a)	800	803,400
4.88%, 01/14/48(a)	250	253,725
Interstate Power & Light Co. 3.50%, 09/30/49 (Call 03/30/49)	517	547,700
3.70%, 09/15/46 (Call 03/15/46)	460	498,569
4.70%, 10/15/43 (Call 04/15/43)	218	262,514
6.25%, 07/15/39	330	466,072
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	293	371,827
Jersey Central Power & Light Co., 6.15%, 06/01/37	157	196,384
Kentucky Utilities Co. 3.30%, 06/01/50 (Call 12/01/49)	250	253,943
4.38%, 10/01/45 (Call 04/01/45)	570	684,656
5.13%, 11/01/40 (Call 05/01/40)	926	1,190,673
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	50	61,019
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	228	272,392
Louisville Gas & Electric Co. 4.25%, 04/01/49 (Call 10/01/48)	460	540,447
4.38%, 10/01/45 (Call 04/01/45)	100	116,254
Massachusetts Electric Co. 4.00%, 08/15/46 (Call 02/15/46)(a)(b)	305	347,149
5.90%, 11/15/39(a)(b)	150	210,940
MidAmerican Energy Co. 3.15%, 04/15/50 (Call 10/15/49)	750	782,526
3.65%, 08/01/48 (Call 02/01/48)	845	942,007
3.95%, 08/01/47 (Call 02/01/47)	455	530,382
4.25%, 05/01/46 (Call 11/01/45)	341	407,220
4.25%, 07/15/49 (Call 01/15/49)	871	1,071,392
4.40%, 10/15/44 (Call 04/15/44)	800	975,180
4.80%, 09/15/43 (Call 03/15/43)	450	578,667
5.75%, 11/01/35	106	149,554
5.80%, 10/15/36	453	631,744
6.75%, 12/30/31	222	318,735
Minejesa Capital BV, 5.63%, 08/10/37(a)	500	528,750
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	425	486,172
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	480	610,121
Narragansett Electric Co. (The), 4.17%, 12/10/42(a)	50	56,436
National Grid USA, 5.80%, 04/01/35(b)	680	878,892
National Rural Utilities Cooperative Finance Corp. 4.02%, 11/01/32 (Call 05/01/32)(b)	420	501,196
4.30%, 03/15/49 (Call 09/15/48)	320	394,197
4.40%, 11/01/48 (Call 05/01/48)	275	344,484
Series C, 8.00%, 03/01/32	321	495,692
Nevada Power Co. 5.38%, 09/15/40 (Call 03/15/40)	355	455,014
5.45%, 05/15/41 (Call 11/15/40)(b)	25	32,739
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	171	172,976
Series N, 6.65%, 04/01/36	365	530,231
Series R, 6.75%, 07/01/37(b)	245	354,543
New England Power Co. 2.81%, 10/06/50 (Call 04/06/50)(a)(b)	150	138,771
3.80%, 12/05/47 (Call 06/05/47)(a)	175	190,350
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	655	667,553
Niagara Mohawk Power Corp. 3.03%, 06/27/50 (Call 12/27/49)(a)	500	485,929

Security	Par (000)	Value

Electric (continued)
4.12%, 11/28/42(a)	$75	$85,820
4.28%, 10/01/34 (Call 04/01/34)(a)(b)	750	899,001
Northern States Power Co./MN 2.60%, 06/01/51 (Call 12/01/50)	360	337,448
2.90%, 03/01/50 (Call 09/01/49)	755	756,783
3.40%, 08/15/42 (Call 02/15/42)	555	606,462
3.60%, 05/15/46 (Call 11/15/45)	195	216,895
3.60%, 09/15/47 (Call 03/15/47)(b)	416	466,099
4.00%, 08/15/45 (Call 02/15/45)	145	172,453
4.13%, 05/15/44 (Call 11/15/43)	232	279,501
4.85%, 08/15/40 (Call 02/15/40)	95	118,846
5.35%, 11/01/39(b)	410	552,802
6.20%, 07/01/37	260	375,585
6.25%, 06/01/36	421	610,682
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(b)	131	149,951
NSTAR Electric Co. 4.40%, 03/01/44 (Call 09/01/43)	485	595,706
5.50%, 03/15/40	368	501,973
Oglethorpe Power Corp. 3.75%, 08/01/50 (Call 02/01/50)(a)	50	50,917
4.20%, 12/01/42	450	471,563
4.25%, 04/01/46 (Call 10/01/45)(b)	245	249,140
4.55%, 06/01/44(b)	365	396,298
5.05%, 10/01/48 (Call 04/01/48)(b)	210	254,006
5.25%, 09/01/50	314	372,129
5.38%, 11/01/40	420	503,136
5.95%, 11/01/39	434	553,160
Ohio Edison Co. 6.88%, 07/15/36	350	468,620
8.25%, 10/15/38	65	101,006
Ohio Power Co. 4.00%, 06/01/49 (Call 12/01/48)	375	434,288
4.15%, 04/01/48 (Call 10/01/47)	315	372,880
Series D, 6.60%, 03/01/33	190	260,306
Oklahoma Gas & Electric Co. 3.85%, 08/15/47 (Call 02/15/47)(b)	430	481,799
4.15%, 04/01/47 (Call 10/01/46)(b)	405	467,997
5.85%, 06/01/40	45	61,861
Oklahoma Gas and Electric Co. 3.90%, 05/01/43 (Call 11/01/42)	50	54,829
5.25%, 05/15/41 (Call 11/15/40)	20	25,805
Oncor Electric Delivery Co. LLC 3.10%, 09/15/49 (Call 03/15/49)(b)	780	800,615
3.70%, 05/15/50 (Call 11/15/49)	100	113,571
3.75%, 04/01/45 (Call 10/01/44)	621	700,858
3.80%, 09/30/47 (Call 03/30/47)	415	472,335
3.80%, 06/01/49 (Call 12/01/48)	595	684,213
4.10%, 11/15/48 (Call 05/15/48)	245	293,447
4.55%, 12/01/41 (Call 06/01/41)	410	509,431
5.25%, 09/30/40	485	651,487
5.30%, 06/01/42 (Call 12/01/41)	70	95,205
5.35%, 10/01/52 (Call 04/01/52)(a)	140	199,512
7.00%, 05/01/32	278	408,222
7.25%, 01/15/33	335	507,108
7.50%, 09/01/38	105	166,156
Pacific Gas & Electric Co. 3.30%, 08/01/40 (Call 02/01/40)	1,645	1,561,016
3.50%, 08/01/50 (Call 02/01/50)	1,680	1,517,762
3.75%, 08/15/42 (Call 02/15/42)	250	239,149
3.95%, 12/01/47 (Call 06/01/47)	750	726,717

166	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.00%, 12/01/46 (Call 06/01/46)	$75	$72,896
4.25%, 03/15/46 (Call 09/15/45)	235	235,984
4.30%, 03/15/45 (Call 09/15/44)	1,040	1,059,583
4.45%, 04/15/42 (Call 10/15/41)	64	66,408
4.50%, 07/01/40 (Call 01/01/40)	1,768	1,889,902
4.50%, 12/15/41 (Call 06/15/41)	50	50,607
4.60%, 06/15/43 (Call 12/15/42)	331	346,604
4.75%, 02/15/44 (Call 08/15/43)	150	159,691
4.95%, 07/01/50 (Call 01/01/50)	2,150	2,329,469
PacifiCorp 3.30%, 03/15/51 (Call 09/15/50)(b)	255	263,807
4.10%, 02/01/42 (Call 08/01/41)	505	578,893
4.13%, 01/15/49 (Call 07/15/48)	620	725,264
4.15%, 02/15/50 (Call 08/15/49)(b)	625	740,534
5.25%, 06/15/35	210	279,029
5.75%, 04/01/37	340	460,659
6.00%, 01/15/39	787	1,099,956
6.10%, 08/01/36	545	763,889
6.25%, 10/15/37	201	281,881
6.35%, 07/15/38	180	258,588
PECO Energy Co. 2.80%, 06/15/50 (Call 12/15/49)	150	145,365
3.00%, 09/15/49 (Call 03/15/49)	280	283,580
3.70%, 09/15/47 (Call 03/15/47)	13	14,869
3.90%, 03/01/48 (Call 09/01/47)	696	806,444
4.15%, 10/01/44 (Call 04/01/44)	430	512,679
4.80%, 10/15/43 (Call 04/15/43)	410	513,965
5.95%, 10/01/36	111	155,682
Pennsylvania Electric Co., 6.15%, 10/01/38(b)	75	92,753
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(a)(b)	225	211,781
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.38%, 02/05/50(a)	50	49,375
4.88%, 07/17/49(a)(b)	2,005	2,105,250
5.25%, 10/24/42(a)	50	54,360
6.15%, 05/21/48(a)	1,365	1,672,125
6.25%, 01/25/49(a)(b)	390	484,575
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	458	544,196
6.50%, 11/15/37(b)	400	579,053
7.90%, 12/15/38(b)	105	168,981
PPL Capital Funding Inc. 4.00%, 09/15/47 (Call 03/15/47)(b)	60	65,254
4.70%, 06/01/43 (Call 12/01/42)	415	489,493
5.00%, 03/15/44 (Call 09/15/43)(b)	860	1,055,653
PPL Electric Utilities Corp. 3.00%, 10/01/49 (Call 04/01/49)	390	383,942
3.95%, 06/01/47 (Call 12/01/46)	441	511,127
4.13%, 06/15/44 (Call 12/15/43)	250	293,800
4.15%, 10/01/45 (Call 04/01/45)	340	395,546
4.15%, 06/15/48 (Call 12/15/47)(b)	530	631,708
4.75%, 07/15/43 (Call 01/15/43)	225	283,690
6.25%, 05/15/39	315	450,380
Progress Energy Inc. 6.00%, 12/01/39	460	623,184
7.00%, 10/30/31	310	429,526
7.75%, 03/01/31	469	676,216
PSEG Power LLC, 8.63%, 04/15/31	270	410,635

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado 3.55%, 06/15/46 (Call 12/15/45)	$350	$372,706
3.60%, 09/15/42 (Call 03/15/42)	265	295,164
3.80%, 06/15/47 (Call 12/15/46)	212	242,246
3.95%, 03/15/43 (Call 09/15/42)	150	170,274
4.05%, 09/15/49 (Call 03/15/49)	130	154,503
4.10%, 06/15/48 (Call 12/15/47)	365	437,080
4.30%, 03/15/44 (Call 09/15/43)	205	248,093
6.50%, 08/01/38	235	351,959
Series 17, 6.25%, 09/01/37	425	610,943
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	755	791,507
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	490	477,173
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	715	798,412
Public Service Co. of Oklahoma, Series G, 6.63%, 11/15/37	75	104,628
Public Service Electric & Gas Co. 2.05%, 08/01/50 (Call 02/01/50)(b)	330	276,659
2.70%, 05/01/50 (Call 11/01/49)	231	220,875
3.15%, 01/01/50 (Call 07/01/49)	585	608,154
3.20%, 08/01/49 (Call 02/01/49)	415	435,499
3.60%, 12/01/47 (Call 06/01/47)	488	543,308
3.65%, 09/01/42 (Call 03/01/42)	235	263,704
3.80%, 01/01/43 (Call 07/01/42)	100	114,418
3.80%, 03/01/46 (Call 09/01/45)	594	681,809
3.85%, 05/01/49 (Call 11/01/48)	440	513,373
3.95%, 05/01/42 (Call 11/01/41)(b)	643	747,360
4.05%, 05/01/48 (Call 11/01/47)	300	357,972
4.15%, 11/01/45 (Call 05/01/45)	85	100,333
5.50%, 03/01/40	100	135,896
5.80%, 05/01/37	260	359,166
Series I, 4.00%, 06/01/44 (Call 12/01/43)	55	62,920
Series K, 4.05%, 05/01/45 (Call 11/01/44)(b)	105	120,245
Puget Sound Energy Inc. 3.25%, 09/15/49 (Call 03/15/49)	1,000	1,022,569
4.22%, 06/15/48 (Call 12/15/47)	201	241,874
4.30%, 05/20/45 (Call 11/20/44)	659	792,008
4.43%, 11/15/41 (Call 05/15/41)(b)	80	95,315
5.48%, 06/01/35(b)	100	130,135
5.64%, 04/15/41 (Call 10/15/40)(b)	260	352,753
5.76%, 10/01/39(b)	225	306,736
5.80%, 03/15/40	256	351,441
6.27%, 03/15/37	415	580,807
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	450	589,500
San Diego Gas & Electric Co. 3.95%, 11/15/41	190	213,821
4.15%, 05/15/48 (Call 11/15/47)	565	667,538
4.30%, 04/01/42 (Call 10/01/41)	300	351,937
4.50%, 08/15/40	770	929,336
5.35%, 05/15/40	25	32,673
6.00%, 06/01/39	263	367,348
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	776	870,188
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	30	35,258
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	180	188,010
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,509	1,928,182
Sempra Energy 3.80%, 02/01/38 (Call 08/01/37)	391	432,199
4.00%, 02/01/48 (Call 08/01/47)	696	769,269
6.00%, 10/15/39	435	585,366

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co. 3.65%, 02/01/50 (Call 08/01/49)(b)	$985	$1,012,068
4.00%, 04/01/47 (Call 10/01/46)	1,029	1,113,616
4.05%, 03/15/42 (Call 09/15/41)(b)	645	692,633
4.50%, 09/01/40 (Call 03/01/40)	443	506,120
4.65%, 10/01/43 (Call 04/01/43)	849	997,116
5.50%, 03/15/40	445	563,524
5.63%, 02/01/36	377	487,944
6.00%, 01/15/34	718	963,230
6.05%, 03/15/39	80	106,854
Series 04-G, 5.75%, 04/01/35(b)	235	312,876
Series 05-B, 5.55%, 01/15/36	335	425,654
Series 05-E, 5.35%, 07/15/35	425	541,433
Series 06-E, 5.55%, 01/15/37	250	308,743
Series 08-A, 5.95%, 02/01/38	650	852,633
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	559	591,697
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	125	114,517
Series B, 4.88%, 03/01/49 (Call 09/01/48)	119	145,701
Series C, 3.60%, 02/01/45 (Call 08/01/44)(b)	567	575,255
Series C, 4.13%, 03/01/48 (Call 09/01/47)	978	1,075,320
Southern Co. (The) 4.25%, 07/01/36 (Call 01/01/36)(b)	184	212,921
4.40%, 07/01/46 (Call 01/01/46)(b)	1,390	1,599,229
Series B, 4.00%, 01/15/51 (Call 01/15/26)(c)	235	245,362
Southern Power Co. 5.15%, 09/15/41	395	473,937
5.25%, 07/15/43(b)	225	265,883
Series F, 4.95%, 12/15/46 (Call 06/15/46)	400	462,237
Southwestern Electric Power Co. 6.20%, 03/15/40	234	321,253
Series J, 3.90%, 04/01/45 (Call 10/01/44)	420	457,981
Series L, 3.85%, 02/01/48 (Call 08/01/47)	500	537,107
Southwestern Public Service Co. 3.40%, 08/15/46 (Call 02/15/46)	30	31,293
3.70%, 08/15/47 (Call 02/15/47)	470	516,830
3.75%, 06/15/49 (Call 12/15/48)	115	129,631
4.50%, 08/15/41 (Call 02/15/41)	673	814,641
6.00%, 10/01/36	460	610,668
Series 6, 4.40%, 11/15/48 (Call 05/15/48)(b)	490	598,620
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	25,433
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)	760	952,181
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)(b)	490	562,739
Tampa Electric Co. 3.63%, 06/15/50 (Call 12/15/49)(b)	375	413,197
4.10%, 06/15/42 (Call 12/15/41)	520	592,314
4.20%, 05/15/45 (Call 11/15/44)	450	519,483
4.35%, 05/15/44 (Call 11/15/43)	540	641,575
4.45%, 06/15/49 (Call 12/15/48)	170	209,267
6.55%, 05/15/36(b)	80	113,378
Toledo Edison Co. (The), 6.15%, 05/15/37	550	728,078
Tri-State Generation & Transmission Association Inc. 4.25%, 06/01/46 (Call 12/01/45)	330	359,146
4.70%, 11/01/44 (Call 05/01/44)	70	81,451
6.00%, 06/15/40(a)	460	607,657
Tucson Electric Power Co. 4.00%, 06/15/50 (Call 12/15/49)(b)	140	159,341
4.85%, 12/01/48 (Call 06/01/48)	335	416,302

Security	Par (000)	Value

Electric (continued)
Union Electric Co. 2.63%, 03/15/51 (Call 09/15/50)	$50	$47,842
3.25%, 10/01/49 (Call 04/01/49)	465	487,527
3.65%, 04/15/45 (Call 10/15/44)	100	111,649
3.90%, 09/15/42 (Call 03/15/42)	410	467,842
4.00%, 04/01/48 (Call 10/01/47)	520	609,739
5.30%, 08/01/37	15	19,508
8.45%, 03/15/39	440	750,033
Virginia Electric & Power Co. 2.45%, 12/15/50 (Call 06/15/50)	715	642,673
3.30%, 12/01/49 (Call 06/01/49)	347	363,684
4.00%, 01/15/43 (Call 07/15/42)	446	520,519
4.45%, 02/15/44 (Call 08/15/43)	430	527,330
4.60%, 12/01/48 (Call 06/01/48)	650	826,758
6.35%, 11/30/37	25	36,215
8.88%, 11/15/38	592	1,050,213
Series A, 6.00%, 05/15/37	168	234,034
Series B, 3.80%, 09/15/47 (Call 03/15/47)	640	732,433
Series B, 4.20%, 05/15/45 (Call 11/15/44)	552	656,673
Series B, 6.00%, 01/15/36	275	383,872
Series C, 4.00%, 11/15/46 (Call 05/15/46)(b)	551	637,316
Series D, 4.65%, 08/15/43 (Call 02/15/43)	486	607,883
Wisconsin Electric Power Co. 4.25%, 06/01/44 (Call 12/01/43)	25	28,764
4.30%, 12/15/45 (Call 06/15/45)(b)	310	364,681
4.30%, 10/15/48 (Call 04/15/48)(b)	429	528,047
5.63%, 05/15/33	57	76,418
5.70%, 12/01/36	325	444,864
Wisconsin Power & Light Co. 3.65%, 04/01/50 (Call 10/01/49)	310	346,653
4.10%, 10/15/44 (Call 04/15/44)	68	77,821
6.38%, 08/15/37	380	539,003
Wisconsin Public Service Corp. 3.30%, 09/01/49 (Call 03/01/49)	570	604,453
3.67%, 12/01/42	460	511,655
4.75%, 11/01/44 (Call 05/01/44)	310	391,972
Xcel Energy Inc. 3.50%, 12/01/49 (Call 06/01/49)	205	216,411
4.80%, 09/15/41 (Call 03/15/41)	129	156,772
6.50%, 07/01/36	275	400,743

		280,375,003

Electrical Components & Equipment — 0.1%
Emerson Electric Co. 2.75%, 10/15/50 (Call 04/15/50)(b)	670	647,217
5.25%, 11/15/39(b)	85	114,709
6.00%, 08/15/32	755	1,008,065

		1,769,991

Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)(b)	649	761,768
Honeywell International Inc. 2.80%, 06/01/50 (Call 12/01/49)(b)	1,320	1,318,165
3.81%, 11/21/47 (Call 05/21/47)	799	934,654
5.38%, 03/01/41	100	135,350
5.70%, 03/15/36	75	102,354
5.70%, 03/15/37(b)	65	88,314
Tyco Electronics Group SA, 7.13%, 10/01/37	250	360,084

		3,700,689

168	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction — 0.1%
Mexico City Airport Trust 5.50%, 10/31/46 (Call 04/30/46)(a)(b)	$625	$587,500
5.50%, 07/31/47 (Call 01/31/47)(a)	1,549	1,457,222

		2,044,722

Environmental Control — 0.2%
Republic Services Inc. 1.75%, 02/15/32 (Call 11/15/31)	261	250,014
3.05%, 03/01/50 (Call 09/01/49)(b)	1,065	1,074,222
5.70%, 05/15/41 (Call 11/15/40)(b)	165	227,590
6.20%, 03/01/40	20	28,720
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	645	636,384
Waste Management Inc. 1.50%, 03/15/31 (Call 12/15/30)	1,000	945,530
2.50%, 11/15/50 (Call 05/15/50)	225	202,203
3.90%, 03/01/35 (Call 09/01/34)	588	688,559
4.10%, 03/01/45 (Call 09/01/44)	926	1,082,523
4.15%, 07/15/49 (Call 01/15/49)	633	755,395

		5,891,140

Food — 1.7%
Campbell Soup Co. 3.13%, 04/24/50 (Call 10/24/49)	466	446,473
4.80%, 03/15/48 (Call 09/15/47)	735	908,009
Conagra Brands Inc. 5.30%, 11/01/38 (Call 05/01/38)	1,371	1,743,260
5.40%, 11/01/48 (Call 05/01/48)	555	732,552
General Mills Inc. 3.00%, 02/01/51 (Call 08/01/50)(a)	1,969	1,907,699
4.55%, 04/17/38 (Call 10/17/37)	150	185,930
4.70%, 04/17/48 (Call 10/17/47)	55	72,558
Grupo Bimbo SAB de CV 4.00%, 09/06/49 (Call 03/06/49)(a)(b)	1,035	1,072,859
4.70%, 11/10/47 (Call 05/10/47)(a)	235	267,347
Hershey Co. (The) 2.65%, 06/01/50 (Call 12/01/49)(b)	545	521,908
3.13%, 11/15/49 (Call 05/15/49)	535	560,782
3.38%, 08/15/46 (Call 02/15/46)(b)	350	379,839
Ingredion Inc. 3.90%, 06/01/50 (Call 12/01/49)	565	618,721
6.63%, 04/15/37	275	375,548
JM Smucker Co. (The) 3.55%, 03/15/50 (Call 09/15/49)	400	420,385
4.25%, 03/15/35	1,022	1,198,446
4.38%, 03/15/45(b)	25	28,883
Kellogg Co. 4.50%, 04/01/46(b)	815	989,914
Series B, 7.45%, 04/01/31	626	921,447
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	480	652,230
Kroger Co. (The) 3.88%, 10/15/46 (Call 04/15/46)	600	659,303
3.95%, 01/15/50 (Call 07/15/49)(b)	641	711,460
4.45%, 02/01/47 (Call 08/01/46)	772	905,062
4.65%, 01/15/48 (Call 07/15/47)	495	598,448
5.00%, 04/15/42 (Call 10/15/41)	385	486,317
5.15%, 08/01/43 (Call 02/01/43)	320	410,835
5.40%, 07/15/40 (Call 01/15/40)(b)	305	400,895
5.40%, 01/15/49 (Call 07/15/48)	505	671,834
6.90%, 04/15/38	330	478,619
7.50%, 04/01/31	315	448,811

Security	Par (000)	Value

Food (continued)
Mars Inc. 1.63%, 07/16/32 (Call 04/16/32)(a)(b)	$620	$589,449
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	578	550,569
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	300	272,949
3.60%, 04/01/34 (Call 01/01/34)(a)	600	689,375
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	800	926,276
3.95%, 04/01/44 (Call 10/01/43)(a)	63	72,498
3.95%, 04/01/49 (Call 10/01/48)(a)	725	856,068
4.13%, 04/01/54 (Call 10/01/53)(a)	600	722,080
4.20%, 04/01/59 (Call 10/01/58)(a)	740	898,902
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	265	311,006
Mondelez International Inc. 1.88%, 10/15/32 (Call 07/15/32)(b)	530	509,923
2.63%, 09/04/50 (Call 03/04/50)	1,607	1,441,076
Nestle Holdings Inc. 3.90%, 09/24/38 (Call 03/24/38)(a)	1,385	1,638,476
4.00%, 09/24/48 (Call 03/24/48)(a)	1,854	2,264,261
Sysco Corp. 3.30%, 02/15/50 (Call 08/15/49)	387	382,261
4.45%, 03/15/48 (Call 09/15/47)	82	94,197
4.50%, 04/01/46 (Call 10/01/45)	516	592,257
4.85%, 10/01/45 (Call 04/01/45)	655	785,437
5.38%, 09/21/35(b)	325	420,078
6.60%, 04/01/40 (Call 10/01/39)	530	754,299
6.60%, 04/01/50 (Call 10/01/49)	1,165	1,725,132
Tyson Foods Inc. 4.55%, 06/02/47 (Call 12/02/46)	980	1,201,778
4.88%, 08/15/34 (Call 02/15/34)	820	1,035,631
5.10%, 09/28/48 (Call 03/28/48)	949	1,245,932
5.15%, 08/15/44 (Call 02/15/44)	211	273,661

		40,029,945

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA 5.15%, 01/29/50 (Call 07/29/49)(a)	50	56,000
5.50%, 11/02/47 (Call 05/02/47)(b)	480	559,200
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	575	674,619
Domtar Corp. 6.25%, 09/01/42	175	219,190
6.75%, 02/15/44 (Call 08/15/43)	220	290,238
Georgia-Pacific LLC, 8.88%, 05/15/31	403	635,276
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)(b)	876	1,058,219
4.40%, 08/15/47 (Call 02/15/47)	996	1,203,621
4.80%, 06/15/44 (Call 12/15/43)	841	1,043,649
5.00%, 09/15/35 (Call 03/15/35)	695	877,813
5.15%, 05/15/46 (Call 11/15/45)	740	970,743
6.00%, 11/15/41 (Call 05/15/41)	598	840,983
7.30%, 11/15/39	115	178,503
8.70%, 06/15/38	395	643,581
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	320	440,467
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)(b)	990	1,300,117

		10,992,219

Gas — 1.1%
Atmos Energy Corp. 3.38%, 09/15/49 (Call 03/15/49)(b)	126	131,009
4.13%, 10/15/44 (Call 04/15/44)	824	958,147
4.13%, 03/15/49 (Call 09/15/48)	454	531,904

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.15%, 01/15/43 (Call 07/15/42)	$452	$525,559
4.30%, 10/01/48 (Call 04/01/48)(b)	425	505,326
5.50%, 06/15/41 (Call 12/15/40)	330	443,743
Boston Gas Co., 4.49%, 02/15/42(a)	250	297,231
Brooklyn Union Gas Co. (The) 4.27%, 03/15/48 (Call 09/15/47)(a)(b)	450	532,485
4.49%, 03/04/49 (Call 09/04/48)(a)	1,517	1,856,655
4.50%, 03/10/46 (Call 09/10/45)(a)(b)	225	275,021
CenterPoint Energy Resources Corp. 4.10%, 09/01/47 (Call 03/01/47)(b)	340	376,763
5.85%, 01/15/41 (Call 07/15/40)	245	326,128
6.63%, 11/01/37	365	508,680
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	250	295,265
East Ohio Gas Co. (The), 3.00%, 06/15/50
(Call 12/15/49)(a)	220	214,578
Eastern Energy Gas Holdings LLC 4.60%, 12/15/44 (Call 06/15/44)	690	821,139
4.80%, 11/01/43 (Call 05/01/43)	390	470,095
Series C, 3.90%, 11/15/49 (Call 05/15/49)	381	405,571
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	250	344,488
Korea Gas Corp., 6.25%, 01/20/42(a)	440	648,377
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	200	269,348
Nakilat Inc., 6.07%, 12/31/33(a)(b)	650	823,875
NiSource Inc. 3.95%, 03/30/48 (Call 09/30/47)	480	528,841
4.38%, 05/15/47 (Call 11/15/46)	1,080	1,255,318
4.80%, 02/15/44 (Call 08/15/43)	426	520,143
5.25%, 02/15/43 (Call 08/15/42)	586	741,552
5.65%, 02/01/45 (Call 08/01/44)	561	743,709
5.80%, 02/01/42 (Call 08/01/41)	150	195,119
5.95%, 06/15/41 (Call 12/15/40)	398	533,763
ONE Gas Inc. 4.50%, 11/01/48 (Call 05/01/48)(b)	690	847,254
4.66%, 02/01/44 (Call 08/01/43)(b)	271	324,899
Piedmont Natural Gas Co. Inc. 3.35%, 06/01/50 (Call 12/01/49)	451	466,444
3.64%, 11/01/46 (Call 05/01/46)	175	188,097
4.10%, 09/18/34 (Call 03/18/34)	100	114,579
4.65%, 08/01/43 (Call 02/01/43)	153	185,077
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	315	354,809
4.45%, 03/15/44 (Call 09/15/43)	448	521,390
5.13%, 11/15/40	260	336,935
Series UU, 4.13%, 06/01/48 (Call 12/01/47)(b)	201	239,698
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	735	902,610
Series WW, 3.95%, 02/15/50 (Call 08/15/49)(b)	671	787,814
Southern Co. Gas Capital Corp. 3.95%, 10/01/46 (Call 04/01/46)	461	502,065
4.40%, 06/01/43 (Call 12/01/42)	665	757,203
4.40%, 05/30/47 (Call 11/30/46)	210	244,414
5.88%, 03/15/41 (Call 09/15/40)	467	642,712
6.00%, 10/01/34	400	534,735
Southwest Gas Corp. 3.80%, 09/29/46 (Call 03/29/46)(b)	225	242,269
4.15%, 06/01/49 (Call 12/01/48)(b)	531	612,582
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	365	417,810
Washington Gas Light Co. 3.65%, 09/15/49 (Call 03/15/49)	513	563,988
Series K, 3.80%, 09/15/46 (Call 03/15/46)	260	292,498

		26,159,714

Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Snap-on Inc. 3.10%, 05/01/50 (Call 11/01/49)	$660	$683,772
4.10%, 03/01/48 (Call 09/01/47)	445	534,943
Stanley Black & Decker Inc. 2.75%, 11/15/50 (Call 05/15/50)	445	417,356
4.85%, 11/15/48 (Call 05/15/48)(b)	456	595,905
5.20%, 09/01/40	360	470,615

		2,702,591

Health Care - Products — 1.2%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	1,942	2,523,512
4.75%, 04/15/43 (Call 10/15/42)	668	880,393
4.90%, 11/30/46 (Call 05/30/46)	3,040	4,121,219
5.30%, 05/27/40	120	166,994
6.00%, 04/01/39	225	328,857
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)	465	511,825
Baxter International Inc. 3.50%, 08/15/46 (Call 02/15/46)(b)	875	946,169
4.50%, 06/15/43 (Call 12/15/42)	25	29,976
Boston Scientific Corp. 4.55%, 03/01/39 (Call 09/01/38)	755	917,031
4.70%, 03/01/49 (Call 09/01/48)	845	1,064,054
7.00%, 11/15/35	335	478,079
7.38%, 01/15/40	340	523,307
Covidien International Finance SA, 6.55%, 10/15/37	295	422,542
Danaher Corp. 2.60%, 10/01/50 (Call 04/01/50)	410	375,446
4.38%, 09/15/45 (Call 03/15/45)	515	624,513
DH Europe Finance II Sarl 3.25%, 11/15/39 (Call 05/15/39)	1,326	1,387,951
3.40%, 11/15/49 (Call 05/15/49)	1,040	1,078,730
Koninklijke Philips NV 5.00%, 03/15/42	705	920,020
6.88%, 03/11/38	430	646,575
Medtronic Inc. 4.38%, 03/15/35	2,065	2,596,419
4.63%, 03/15/45	1,736	2,276,596
Stryker Corp. 2.90%, 06/15/50 (Call 12/15/49)(b)	135	132,047
4.10%, 04/01/43 (Call 10/01/42)	585	680,242
4.38%, 05/15/44 (Call 11/15/43)	661	800,446
4.63%, 03/15/46 (Call 09/15/45)	970	1,224,747
Thermo Fisher Scientific Inc. 4.10%, 08/15/47 (Call 02/15/47)	770	932,688
5.30%, 02/01/44 (Call 08/01/43)	522	727,394
Zimmer Biomet Holdings Inc. 4.25%, 08/15/35 (Call 02/15/35)	405	445,732
4.45%, 08/15/45 (Call 02/15/45)(b)	551	629,569
5.75%, 11/30/39(b)	350	470,219

		28,863,292

Health Care - Services — 3.4%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	330	356,284
Advocate Health & Hospitals Corp. 3.39%, 10/15/49 (Call 04/15/49)(b)	366	388,313
4.27%, 08/15/48 (Call 02/15/48)	548	683,372
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	35	34,611
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	695	753,342

170	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.13%, 11/15/42 (Call 05/15/42)	$512	$572,685
4.50%, 05/15/42 (Call 11/15/41)	506	592,601
4.75%, 03/15/44 (Call 09/15/43)	445	538,114
6.63%, 06/15/36	709	1,024,114
6.75%, 12/15/37	460	674,772
AHS Hospital Corp. 5.02%, 07/01/45	55	73,265
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	100	96,032
Allina Health System, Series 2019, 3.89%, 04/15/49	321	364,362
Anthem Inc. 3.13%, 05/15/50 (Call 11/15/49)(b)	958	948,144
3.70%, 09/15/49 (Call 03/15/49)	795	860,394
4.38%, 12/01/47 (Call 06/01/47)	1,095	1,304,847
4.55%, 03/01/48 (Call 09/01/47)(b)	935	1,149,950
4.63%, 05/15/42	902	1,117,370
4.65%, 01/15/43	668	824,444
4.65%, 08/15/44 (Call 02/15/44)	780	960,314
4.85%, 08/15/54 (Call 02/15/54)	185	229,318
5.10%, 01/15/44	685	889,350
5.85%, 01/15/36(b)	34	45,163
5.95%, 12/15/34(b)	125	172,345
6.38%, 06/15/37	80	113,121
Ascension Health 3.95%, 11/15/46	1,126	1,329,705
4.85%, 11/15/53	353	490,773
Series B, 3.11%, 11/15/39 (Call 05/15/39)	245	264,669
Banner Health 2.91%, 01/01/51 (Call 07/01/50)	225	218,838
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	349	362,444
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	50	58,126
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(b)	450	472,990
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(b)	483	569,202
Baylor Scott & White Holdings 3.97%, 11/15/46 (Call 05/15/46)	375	433,696
4.19%, 11/15/45 (Call 05/15/45)	236	283,533
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	140	134,337
Bon Secours Mercy Health Inc.
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	285	286,244
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	50	51,124
Catholic Health Services of Long Island Obligated Group,
Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	370	370,696
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)(b)	610	559,868
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	315	384,611
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	250	237,075
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	375	455,092
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	560	538,238
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)(b)	124	119,300
City of Hope, Series 2013, 5.62%, 11/15/43	510	722,359
CommonSpirit Health 3.82%, 10/01/49 (Call 04/01/49)(b)	820	893,057
3.91%, 10/01/50 (Call 04/01/50)	90	94,995
4.19%, 10/01/49 (Call 04/01/49)	943	1,046,186

Security	Par (000)	Value

Health Care - Services (continued)
4.35%, 11/01/42	$668	$762,126
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)(b)	425	418,610
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)(b)	239	251,945
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	246	275,571
Dignity Health 4.50%, 11/01/42(b)	450	514,593
5.27%, 11/01/64	120	152,043
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	743	875,497
Franciscan Missionaries of Our Lady Health System Inc.,
Series B, 3.91%, 07/01/49 (Call 01/01/49)	75	85,279
Hackensack Meridian Health Inc. 4.21%, 07/01/48 (Call 01/01/48)	250	301,550
4.50%, 07/01/57 (Call 01/01/57)(b)	40	52,082
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	390	383,945
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	65	63,343
Hartford HealthCare Corp., 3.45%, 07/01/54	155	159,655
HCA Inc. 5.13%, 06/15/39 (Call 12/15/38)	348	429,713
5.25%, 06/15/49 (Call 12/15/48)(b)	1,825	2,288,662
5.50%, 06/15/47 (Call 12/15/46)	1,402	1,791,483
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	865	856,826
Humana Inc. 3.95%, 08/15/49 (Call 02/15/49)	580	650,709
4.63%, 12/01/42 (Call 06/01/42)	465	557,747
4.80%, 03/15/47 (Call 09/14/46)	405	500,008
4.95%, 10/01/44 (Call 04/01/44)(b)	534	668,568
8.15%, 06/15/38(b)	225	353,228
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	480	576,342
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	570	632,741
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	200	217,260
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	561	665,806
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	1,949	2,384,243
4.88%, 04/01/42	283	377,085
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	110	117,534
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	623	765,370
Mass General Brigham Inc.
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,165	1,202,785
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	179	186,106
Mayo Clinic 3.77%, 11/15/43	45	51,699
Series 2016, 4.13%, 11/15/52(b)	350	443,826
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	225	276,391
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	40	42,675
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	25	26,674
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	405	501,154
5.00%, 07/01/42	100	132,654

S C H E D U L E O F I N V E S T M E N T S	171

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2015, 4.20%, 07/01/55	$465	$591,765
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	41	41,226
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)(b)	395	378,682
MidMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	150	155,433
Montefiore Obligated Group 4.29%, 09/01/50(b)	175	186,731
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	595	706,402
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48(b)	240	261,282
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	279	302,919
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)(b)	70	72,721
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50).	16	15,149
New York and Presbyterian Hospital (The) 2.26%, 08/01/40 (Call 02/01/40)(b)	175	163,479
2.61%, 08/01/60 (Call 02/01/60)	140	126,464
3.56%, 08/01/36	250	268,764
4.02%, 08/01/45(b)	415	499,266
4.06%, 08/01/56	552	683,573
4.76%, 08/01/2116	55	69,020
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	435	479,874
Northwell Healthcare Inc. 3.81%, 11/01/49 (Call 11/01/48)	420	449,796
3.98%, 11/01/46 (Call 11/01/45)	685	751,245
4.26%, 11/01/47 (Call 11/01/46)(b)	729	838,740
6.15%, 11/01/43	25	34,004
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	174	163,555
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)	175	243,985
OhioHealth Corp., Series 2020, 3.04%, 11/15/50
(Call 05/15/50)(b)	65	66,252
Orlando Health Obligated Group, 3.33%, 10/01/50
(Call 04/01/50)	75	78,476
Partners Healthcare System Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	28,279
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	129	167,885
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	25	25,237
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	215	242,966
Series I, 3.74%, 10/01/47(b)	250	276,860
Quest Diagnostics Inc. 2.80%, 06/30/31 (Call 03/30/31)(b)	750	789,582
4.70%, 03/30/45 (Call 09/30/44)	365	439,515
Roche Holdings Inc., 4.00%, 11/28/44 (Call 05/28/44)(a)(b) .	261	317,390
RWJ Barnabas Health Inc. 3.48%, 07/01/49 (Call 01/01/49)	50	52,695
3.95%, 07/01/46 (Call 07/01/45)	350	395,576
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	50	47,744
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	75	92,257
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	352	376,979
Stanford Health Care, Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	491	576,246

Security	Par (000)	Value

Health Care - Services (continued)
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	$568	$640,265
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)(b)	175	180,410
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)(b)	34	35,085
Texas Health Resources 2.33%, 11/15/50 (Call 05/15/50)(b)	215	191,347
4.33%, 11/15/55	25	31,444
Toledo Hospital (The) 4.98%, 11/15/45 (Call 05/15/45)	90	94,941
5.75%, 11/15/38 (Call 11/15/28)	275	330,929
6.02%, 11/15/48	436	555,450
Trinity Health Corp. 2.63%, 12/01/40 (Call 06/01/40)	175	170,080
4.13%, 12/01/45(b)	105	121,867
Series 2019, 3.43%, 12/01/48(b)	345	364,781
UnitedHealth Group Inc. 2.75%, 05/15/40 (Call 11/15/39)	1,095	1,099,721
2.90%, 05/15/50 (Call 11/15/49)(b)	815	799,937
3.13%, 05/15/60 (Call 11/15/59)	524	520,563
3.50%, 08/15/39 (Call 02/15/39)(b)	1,121	1,239,460
3.70%, 08/15/49 (Call 02/15/49)	1,105	1,238,707
3.75%, 10/15/47 (Call 04/15/47)	805	897,759
3.88%, 08/15/59 (Call 02/15/59)	1,165	1,323,639
3.95%, 10/15/42 (Call 04/15/42)	622	731,242
4.20%, 01/15/47 (Call 07/15/46)	798	947,887
4.25%, 03/15/43 (Call 09/15/42)	680	816,456
4.25%, 04/15/47 (Call 10/15/46)	826	989,762
4.25%, 06/15/48 (Call 12/15/47)	917	1,108,451
4.38%, 03/15/42 (Call 09/15/41)	375	454,995
4.45%, 12/15/48 (Call 06/15/48)	1,020	1,272,240
4.63%, 07/15/35	978	1,234,265
4.63%, 11/15/41 (Call 05/15/41)	485	611,238
4.75%, 07/15/45	810	1,043,336
5.70%, 10/15/40 (Call 04/15/40)	330	468,261
5.80%, 03/15/36	638	883,566
5.95%, 02/15/41 (Call 08/15/40)	400	574,616
6.50%, 06/15/37	511	765,793
6.63%, 11/15/37(b)	491	743,276
6.88%, 02/15/38	1,065	1,642,530
West Virginia United Health System Obligated Group, 3.13%, 06/01/50 (Call 12/01/49)	75	72,861
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	210	264,499
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	160	145,068

		82,202,054

Holding Companies - Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(a)	1,000	1,057,965
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	275	422,365
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	700	684,746

		2,165,076

Home Builders — 0.0%
PulteGroup Inc. 6.00%, 02/15/35	210	276,675
6.38%, 05/15/33	250	330,625

172	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
7.88%, 06/15/32	$235	$338,212

		945,512

Home Furnishings — 0.1%
Whirlpool Corp. 4.50%, 06/01/46 (Call 12/01/45)	635	738,756
4.60%, 05/15/50 (Call 11/15/49)	500	599,056
5.15%, 03/01/43(b)	275	336,268

		1,674,080

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.95%, 08/01/47
(Call 02/01/47)	504	578,800
Kimberly-Clark Corp. 2.88%, 02/07/50 (Call 08/07/49)(b)	795	812,527
3.20%, 07/30/46 (Call 01/30/46)(b)	715	764,687
3.70%, 06/01/43(b)	405	446,454
3.90%, 05/04/47 (Call 11/04/46)(b)	330	397,324
5.30%, 03/01/41	31	41,819
6.63%, 08/01/37	330	511,017
SC Johnson & Son Inc. 4.75%, 10/15/46 (Call 04/15/46)(a)	1,105	1,413,817
4.80%, 09/01/40(a)	200	245,288

		5,211,733

Insurance — 5.2%
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)	421	484,097
4.75%, 01/15/49 (Call 07/15/48)(b)	355	458,467
6.45%, 08/15/40(b)	131	181,052
AIA Group Ltd. 3.20%, 09/16/40 (Call 03/16/40)(a)	2,435	2,433,636
4.50%, 03/16/46 (Call 09/16/45)(a)	200	249,522
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	830	1,190,217
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)(b)	140	173,792
Allstate Corp. (The) 3.85%, 08/10/49 (Call 02/10/49)	655	762,613
4.20%, 12/15/46 (Call 06/15/46)	792	967,275
4.50%, 06/15/43	345	435,974
5.35%, 06/01/33(b)	453	599,491
5.55%, 05/09/35	431	607,429
5.95%, 04/01/36	150	207,506
6.50%, 05/15/67 (Call 05/15/37)(c)	185	243,275
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	625	738,815
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	1,581	1,806,636
4.38%, 06/30/50 (Call 12/30/49)	410	492,674
4.38%, 01/15/55 (Call 07/15/54)	375	441,982
4.50%, 07/16/44 (Call 01/16/44)	1,679	2,013,560
4.70%, 07/10/35 (Call 01/10/35)	925	1,140,449
4.75%, 04/01/48 (Call 10/01/47)(b)	949	1,178,497
4.80%, 07/10/45 (Call 01/10/45)	1,045	1,290,015
6.25%, 05/01/36	1,195	1,684,879
8.18%, 05/15/68 (Call 05/15/38)(c)	260	383,648
Aon PLC 4.25%, 12/12/42	112	127,862
4.45%, 05/24/43 (Call 02/24/43)	530	621,718
4.60%, 06/14/44 (Call 03/14/44)(b)	669	824,908
4.75%, 05/15/45 (Call 11/15/44)	744	938,713
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)(b)	339	435,173

Security	Par (000)	Value

Insurance (continued)
Arch Capital Group Ltd. 3.64%, 06/30/50 (Call 12/30/49)	$693	$728,808
7.35%, 05/01/34	375	551,322
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	525	663,429
Assurant Inc., 6.75%, 02/15/34	268	334,070
AXIS Specialty Finance PLC, 5.15%, 04/01/45	458	535,780
Berkshire Hathaway Finance Corp. 2.50%, 01/15/51 (Call 07/15/50)	1,095	993,415
2.85%, 10/15/50 (Call 04/15/50)	710	690,168
4.20%, 08/15/48 (Call 02/15/48)	1,945	2,342,619
4.25%, 01/15/49 (Call 07/15/48)	1,678	2,034,174
4.30%, 05/15/43(b)	596	734,517
4.40%, 05/15/42	700	867,650
5.75%, 01/15/40	770	1,110,584
Berkshire Hathaway Inc., 4.50%, 02/11/43	785	994,377
Brighthouse Financial Inc., 4.70%, 06/22/47
(Call 12/22/46)	657	694,222
Chubb Corp. (The), 6.00%, 05/11/37	210	304,202
Chubb INA Holdings Inc. 4.15%, 03/13/43	250	304,066
4.35%, 11/03/45 (Call 05/03/45)	860	1,082,386
Cincinnati Financial Corp., 6.13%, 11/01/34	50	67,911
Empower Finance 2020 LP, 3.08%, 09/17/51
(Call 03/17/51)(a)(b)	600	599,415
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,610	2,025,326
Everest Reinsurance Holdings Inc. 3.50%, 10/15/50 (Call 04/15/50)	255	263,886
4.87%, 06/01/44(b)	350	434,314
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(c)	60	77,611
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34)(a)(b)(c)	640	799,623
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37)(a)(c)	300	321,369
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48
(Call 11/17/47)(a)(b)	835	1,041,632
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	250	293,426
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(a)	145	149,626
4.85%, 01/24/77(a)	635	795,462
4.88%, 06/19/64(a)	300	371,781
Harborwalk Funding Trust, 5.08%, 02/15/69
(Call 02/15/49)(a)(c)	640	794,525
Hartford Financial Services Group Inc. (The) 3.60%, 08/19/49 (Call 02/19/49)	493	533,619
4.30%, 04/15/43	179	212,510
4.40%, 03/15/48 (Call 09/15/47)	615	752,226
5.95%, 10/15/36	266	367,744
6.10%, 10/01/41(b)	460	654,034
6.63%, 03/30/40	365	534,511
Liberty Mutual Group Inc. 3.95%, 10/15/50 (Call 04/15/50)(a)	1,211	1,329,838
3.95%, 05/15/60 (Call 11/15/59)(a)	1,347	1,472,525
4.85%, 08/01/44(a)	25	30,152
6.50%, 05/01/42(a)	100	143,064
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)	110	162,746
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)	444	523,321
4.38%, 06/15/50 (Call 12/15/49)(b)	120	143,017

S C H E D U L E O F I N V E S T M E N T S	173

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.30%, 10/09/37(b)	$131	$177,839
7.00%, 06/15/40	800	1,190,565
Loews Corp. 4.13%, 05/15/43 (Call 11/15/42)(b)	310	353,282
6.00%, 02/01/35	604	820,454
Manulife Financial Corp., 5.38%, 03/04/46	802	1,118,649
Markel Corp. 4.15%, 09/17/50 (Call 03/17/50)	125	145,347
4.30%, 11/01/47 (Call 05/01/47)	285	338,567
5.00%, 03/30/43	275	337,560
5.00%, 04/05/46(b)	755	968,409
5.00%, 05/20/49 (Call 11/20/48)	500	653,231
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)	545	661,761
4.35%, 01/30/47 (Call 07/30/46)	522	636,812
4.75%, 03/15/39 (Call 09/15/38)	540	685,025
4.90%, 03/15/49 (Call 09/15/48)	1,019	1,359,229
5.88%, 08/01/33	424	582,804
Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/50(a)(b)	110	112,528
3.73%, 10/15/70(a)(b)	1,041	1,088,693
4.90%, 04/01/77(a)	405	531,997
MetLife Inc. 4.05%, 03/01/45	616	731,661
4.13%, 08/13/42	631	756,602
4.60%, 05/13/46 (Call 11/13/45)	730	936,449
4.72%, 12/15/44	615	787,626
4.88%, 11/13/43	798	1,051,295
5.70%, 06/15/35	597	838,669
5.88%, 02/06/41	825	1,185,632
6.38%, 06/15/34	926	1,360,478
6.40%, 12/15/36 (Call 12/15/31)	1,368	1,742,961
6.50%, 12/15/32	860	1,254,478
10.75%, 08/01/69 (Call 08/01/34)	301	510,320
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	99,455
Nationwide Financial Services Inc. 3.90%, 11/30/49 (Call 05/30/49)(a)(b)	878	947,318
5.30%, 11/18/44(a)(b)	575	684,334
6.75%, 05/15/67	16	19,280
Nationwide Mutual Insurance Co. 4.35%, 04/30/50 (Call 10/30/49)(a)	535	585,883
4.95%, 04/22/44(a)	765	860,261
8.25%, 12/01/31(a)(b)	200	276,402
9.38%, 08/15/39(a)	575	975,947
New York Life Insurance Co. 3.75%, 05/15/50 (Call 11/15/49)(a)(b)	770	855,844
4.45%, 05/15/69 (Call 11/15/68)(a)(b)	932	1,158,344
5.88%, 05/15/33(a)	1,160	1,523,138
6.75%, 11/15/39(a)	950	1,405,091
Northwestern Mutual Life Insurance Co. (The) 3.63%, 09/30/59 (Call 03/30/59)(a)	1,589	1,690,183
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	1,020	1,145,560
6.06%, 03/30/40(a)	519	726,053
Ohio National Financial Services Inc., 6.63%, 05/01/31(a)	355	383,334
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)	215	251,146
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)	170	171,980
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47)(a)(b)(c)	1,070	1,209,100

Security	Par (000)	Value

Insurance (continued)
Pacific LifeCorp, 5.13%, 01/30/43(a)	$50	$62,422
Pacific LifeCorp. 3.35%, 09/15/50 (Call 03/15/50)(a)(b)	1,165	1,209,813
6.60%, 09/15/33(a)	50	68,833
Principal Financial Group Inc. 4.30%, 11/15/46 (Call 05/15/46)(b)	143	169,070
4.35%, 05/15/43(b)	475	557,895
4.63%, 09/15/42	380	460,895
6.05%, 10/15/36	191	262,413
Progressive Corp. (The) 3.70%, 01/26/45	235	263,108
3.95%, 03/26/50 (Call 09/26/49)	370	446,697
4.13%, 04/15/47 (Call 10/15/46)(b)	728	884,564
4.20%, 03/15/48 (Call 09/15/47)	766	942,888
4.35%, 04/25/44(b)	221	272,898
6.25%, 12/01/32	490	684,567
Prudential Financial Inc. 3.00%, 03/10/40 (Call 09/10/39)	145	148,869
3.70%, 10/01/50 (Call 07/01/30)(b)(c)	298	305,078
3.70%, 03/13/51 (Call 09/13/50)	481	531,631
3.91%, 12/07/47 (Call 06/07/47)	971	1,106,813
3.94%, 12/07/49 (Call 06/07/49)	1,026	1,173,762
4.35%, 02/25/50 (Call 08/25/49)	999	1,204,083
4.42%, 03/27/48 (Call 09/27/47)	550	666,526
4.60%, 05/15/44	806	998,357
5.70%, 12/14/36	745	1,034,191
6.63%, 12/01/37(b)	65	93,756
6.63%, 06/21/40	335	492,033
Series B, 5.75%, 07/15/33(b)	100	132,531
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	315	365,269
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	230	281,515
Sompo International Holdings Ltd., 7.00%, 07/15/34(b)	400	549,605
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	450	530,450
Teachers Insurance & Annuity Association of America 3.30%, 05/15/50 (Call 11/15/49)(a)(b)	1,060	1,076,731
4.27%, 05/15/47 (Call 11/15/46)(a)	2,186	2,561,395
4.90%, 09/15/44(a)	1,562	1,966,902
6.85%, 12/16/39(a)(b)	186	276,616
Transatlantic Holdings Inc., 8.00%, 11/30/39(b)	329	503,961
Travelers Companies Inc. (The) 2.55%, 04/27/50 (Call 10/27/49)	546	510,243
3.75%, 05/15/46 (Call 11/15/45)	675	771,088
4.00%, 05/30/47 (Call 11/30/46)	427	507,800
4.05%, 03/07/48 (Call 09/07/47)(b)	594	715,245
4.10%, 03/04/49 (Call 09/04/48)	601	735,303
4.30%, 08/25/45 (Call 02/25/45)	530	652,354
4.60%, 08/01/43	308	394,023
5.35%, 11/01/40	783	1,073,802
6.25%, 06/15/37	357	518,231
6.75%, 06/20/36(b)	67	101,806
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	420	604,895
Trinity Acquisition PLC, 6.13%, 08/15/43(b)	350	495,537
Unum Group 4.50%, 12/15/49 (Call 06/15/49)(b)	260	268,935
5.75%, 08/15/42	435	524,681
Validus Holdings Ltd., 8.88%, 01/26/40	70	111,422
Voya Financial Inc. 4.80%, 06/15/46	150	183,105
5.70%, 07/15/43(b)	445	588,975

174	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	$200	$254,803
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	150	180,124
Willis North America Inc. 3.88%, 09/15/49 (Call 03/15/49)	601	674,988
5.05%, 09/15/48 (Call 03/15/48)	515	673,811
WR Berkley Corp. 4.00%, 05/12/50 (Call 11/12/49)	705	797,758
4.75%, 08/01/44(b)	310	374,576
6.25%, 02/15/37	30	39,186
XLIT Ltd. 5.25%, 12/15/43	210	283,191
5.50%, 03/31/45(b)	596	794,082

		125,978,555

Internet — 1.2%
Alibaba Group Holding Ltd. 4.00%, 12/06/37 (Call 06/06/37)	290	327,086
4.20%, 12/06/47 (Call 06/06/47)	1,615	1,830,394
4.40%, 12/06/57 (Call 06/06/57)	720	857,418
4.50%, 11/28/34 (Call 05/28/34)	625	739,295
Alphabet Inc. 1.90%, 08/15/40 (Call 02/15/40)	1,387	1,247,506
2.05%, 08/15/50 (Call 02/15/50)	2,258	1,944,378
2.25%, 08/15/60 (Call 02/15/60)	1,822	1,540,888
Amazon.com Inc. 2.50%, 06/03/50 (Call 12/03/49)	1,626	1,503,180
2.70%, 06/03/60 (Call 12/03/59)	1,505	1,388,617
3.88%, 08/22/37 (Call 02/22/37)	2,788	3,296,670
4.05%, 08/22/47 (Call 02/22/47)(b)	2,094	2,497,550
4.25%, 08/22/57 (Call 02/22/57)	1,987	2,480,107
4.80%, 12/05/34 (Call 06/05/34)	1,632	2,115,986
4.95%, 12/05/44 (Call 06/05/44)	1,539	2,065,372
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	959	1,069,882
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	378	396,453
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(a)	700	674,046
Tencent Holdings Ltd. 3.24%, 06/03/50 (Call 12/03/49)(a)(b)	850	823,284
3.29%, 06/03/60 (Call 12/03/59)(a)	1,325	1,284,646
3.93%, 01/19/38 (Call 07/19/37)(a)	850	923,701
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	265	316,211

		29,322,670

Iron & Steel — 0.2%
Nucor Corp. 2.98%, 12/15/55 (Call 06/15/55)(a)	1,411	1,347,900
4.40%, 05/01/48 (Call 11/01/47)	15	18,652
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)(b)	235	228,351
Vale Overseas Ltd. 6.88%, 11/21/36	1,155	1,571,528
6.88%, 11/10/39	1,340	1,840,838
8.25%, 01/17/34	50	72,438
Vale SA, 5.63%, 09/11/42	455	569,342

		5,649,049

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	490	530,035

Security	Par (000)	Value

Lodging — 0.0%
Marriott International Inc./MD 4.50%, 10/01/34 (Call 04/01/34)	$230	$252,170
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	550	579,494

		831,664

Machinery — 0.6%
Caterpillar Inc. 3.25%, 09/19/49 (Call 03/19/49)	1,115	1,192,060
3.25%, 04/09/50 (Call 10/09/49)	515	549,910
3.80%, 08/15/42	1,156	1,346,797
4.30%, 05/15/44 (Call 11/15/43)	525	652,056
4.75%, 05/15/64 (Call 11/15/63)	577	795,795
5.20%, 05/27/41	620	840,521
5.30%, 09/15/35	86	115,493
6.05%, 08/15/36(b)	644	922,981
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	70	71,926
Deere & Co. 2.88%, 09/07/49 (Call 03/07/49)	780	782,223
3.75%, 04/15/50 (Call 10/15/49)	868	1,019,727
3.90%, 06/09/42 (Call 12/09/41)(b)	762	904,508
7.13%, 03/03/31	188	268,195
Dover Corp. 5.38%, 10/15/35	290	374,709
5.38%, 03/01/41 (Call 12/01/40)	470	591,709
Otis Worldwide Corp. 3.11%, 02/15/40 (Call 08/15/39)	962	989,505
3.36%, 02/15/50 (Call 08/15/49)	888	923,581
Rockwell Automation Inc. 4.20%, 03/01/49 (Call 09/01/48)	921	1,138,779
6.25%, 12/01/37	25	35,347
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	538	627,198

		14,143,020

Manufacturing — 1.5%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	374	388,218
3.25%, 08/26/49 (Call 02/26/49)(b)	1,086	1,154,369
3.63%, 10/15/47 (Call 04/15/47)(b)	426	478,935
3.70%, 04/15/50 (Call 10/15/49)(b)	700	797,758
3.88%, 06/15/44	150	171,518
4.00%, 09/14/48 (Call 03/14/48)	963	1,150,431
5.70%, 03/15/37	215	293,313
Eaton Corp. 4.00%, 11/02/32	1,275	1,497,144
4.15%, 11/02/42	1,041	1,236,212
General Electric Co. 4.13%, 10/09/42	687	758,124
4.25%, 05/01/40 (Call 11/01/39)	1,848	2,052,148
4.35%, 05/01/50 (Call 11/01/49)	1,881	2,091,919
4.50%, 03/11/44	839	960,858
5.88%, 01/14/38	2,688	3,528,661
6.15%, 08/07/37	1,014	1,345,884
6.75%, 03/15/32	2,927	3,955,402
6.88%, 01/10/39	1,950	2,782,462
Illinois Tool Works Inc. 3.90%, 09/01/42 (Call 03/01/42)	1,037	1,245,373
4.88%, 09/15/41 (Call 03/15/41)	570	750,931
Parker-Hannifin Corp. 4.00%, 06/14/49 (Call 12/14/48)	779	910,499
4.10%, 03/01/47 (Call 09/01/46)	365	429,061
4.20%, 11/21/34 (Call 05/21/34)	725	853,196

S C H E D U L E O F I N V E S T M E N T S	175

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.45%, 11/21/44 (Call 05/21/44)	$150	$182,880
6.25%, 05/15/38	555	777,798
Siemens Financieringsmaatschappij NV 3.30%, 09/15/46(a)(b)	720	765,853
4.20%, 03/16/47(a)	1,445	1,748,500
4.40%, 05/27/45(a)	1,603	1,979,066
Textron Inc., 2.45%, 03/15/31 (Call 12/15/30)(b)	800	789,854
Trane Technologies Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)(b)	325	388,756
5.75%, 06/15/43	546	768,263
Trane Technologies Luxembourg Finance SA 4.50%, 03/21/49 (Call 09/21/48)	505	624,325
4.65%, 11/01/44 (Call 05/01/44)	260	319,566

		37,177,277

Media — 5.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 02/01/32 (Call 11/01/31)	1,260	1,207,331
2.80%, 04/01/31 (Call 01/01/31)	800	810,064
3.70%, 04/01/51 (Call 10/01/50)(b)	1,909	1,815,653
3.85%, 04/01/61 (Call 10/01/60)	1,085	1,003,541
4.80%, 03/01/50 (Call 09/01/49)	1,809	1,989,325
5.13%, 07/01/49 (Call 01/01/49)	910	1,046,444
5.38%, 04/01/38 (Call 10/01/37)	1,229	1,471,034
5.38%, 05/01/47 (Call 11/01/46)	2,340	2,750,660
5.75%, 04/01/48 (Call 10/01/47)	1,777	2,190,713
6.38%, 10/23/35 (Call 04/23/35)	1,828	2,426,656
6.48%, 10/23/45 (Call 04/23/45)	2,795	3,746,654
6.83%, 10/23/55 (Call 04/23/55)	117	167,335
Comcast Corp. 2.45%, 08/15/52 (Call 02/15/52)(b)	1,260	1,100,780
2.65%, 08/15/62 (Call 02/15/62)	1,050	926,815
2.80%, 01/15/51 (Call 07/15/50)	1,620	1,517,132
3.20%, 07/15/36 (Call 01/15/36)	1,025	1,103,769
3.25%, 11/01/39 (Call 05/01/39)	1,308	1,392,787
3.40%, 07/15/46 (Call 01/15/46)	1,220	1,284,094
3.45%, 02/01/50 (Call 08/01/49)(b)	1,485	1,573,252
3.75%, 04/01/40 (Call 10/01/39)	1,339	1,511,416
3.90%, 03/01/38 (Call 09/01/37)	1,168	1,350,639
3.97%, 11/01/47 (Call 05/01/47)(b)	1,677	1,914,682
4.00%, 08/15/47 (Call 02/15/47)	905	1,046,974
4.00%, 03/01/48 (Call 09/01/47)	898	1,024,646
4.00%, 11/01/49 (Call 05/01/49)	1,690	1,944,061
4.05%, 11/01/52 (Call 05/01/52)	1,435	1,651,432
4.20%, 08/15/34 (Call 02/15/34)	1,026	1,213,035
4.25%, 01/15/33	1,131	1,355,241
4.40%, 08/15/35 (Call 02/25/35)	765	925,613
4.50%, 01/15/43	605	743,031
4.60%, 10/15/38 (Call 04/15/38)	2,555	3,182,668
4.60%, 08/15/45 (Call 02/15/45)	1,445	1,809,484
4.65%, 07/15/42	1,075	1,345,483
4.70%, 10/15/48 (Call 04/15/48)(b)	3,210	4,072,337
4.75%, 03/01/44	895	1,137,584
4.95%, 10/15/58 (Call 04/15/58)	2,108	2,865,742
5.65%, 06/15/35	821	1,110,060
6.40%, 05/15/38	299	439,603
6.45%, 03/15/37	375	545,240
6.50%, 11/15/35	1,012	1,465,531
6.55%, 07/01/39	155	229,851
6.95%, 08/15/37	723	1,102,592

Security	Par (000)	Value

Media (continued)
7.05%, 03/15/33	$671	$988,608
Cox Communications Inc. 2.95%, 10/01/50 (Call 04/01/50)(a)	1,345	1,241,118
4.50%, 06/30/43 (Call 12/30/42)(a)	121	141,966
4.60%, 08/15/47 (Call 02/15/47)(a)	156	188,671
4.70%, 12/15/42(a)(b)	431	523,080
4.80%, 02/01/35 (Call 08/01/34)(a)	380	464,038
8.38%, 03/01/39(a)(b)	1,101	1,870,304
Discovery Communications LLC 4.00%, 09/15/55 (Call 03/15/55)(a)	3,270	3,349,244
4.65%, 05/15/50 (Call 11/15/49)	264	306,018
4.88%, 04/01/43	60	71,410
4.95%, 05/15/42	50	58,486
5.00%, 09/20/37 (Call 03/20/37)	75	90,472
5.20%, 09/20/47 (Call 03/20/47)	494	608,327
5.30%, 05/15/49 (Call 11/15/48)	828	1,031,343
6.35%, 06/01/40	250	344,107
Fox Corp. 5.48%, 01/25/39 (Call 07/25/38)(b)	1,443	1,852,739
5.58%, 01/25/49 (Call 07/25/48)(b)	1,365	1,796,907
Grupo Televisa SAB 5.00%, 05/13/45 (Call 11/13/44)(b)	1,160	1,319,944
5.25%, 05/24/49 (Call 11/24/48)(b)	575	688,064
6.13%, 01/31/46 (Call 06/30/45)	200	262,460
6.63%, 01/15/40	549	730,160
NBCUniversal Media LLC 4.45%, 01/15/43	1,075	1,313,172
5.95%, 04/01/41	950	1,363,026
6.40%, 04/30/40(b)	215	318,606
Thomson Reuters Corp. 5.50%, 08/15/35	505	652,375
5.65%, 11/23/43 (Call 05/23/43)(b)	480	632,245
5.85%, 04/15/40	275	363,143
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	1,100	1,198,989
5.50%, 09/01/41 (Call 03/01/41)(b)	1,220	1,493,205
5.88%, 11/15/40 (Call 05/15/40)	1,185	1,508,690
6.55%, 05/01/37	1,387	1,887,264
6.75%, 06/15/39	1,051	1,449,076
7.30%, 07/01/38	756	1,069,619
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	910	1,358,303
TWDC Enterprises 18 Corp. 3.00%, 07/30/46(b)	425	422,111
3.70%, 12/01/42	622	689,921
4.13%, 06/01/44	455	529,596
4.38%, 08/16/41	430	525,377
Series B, 7.00%, 03/01/32	402	577,918
Series E, 4.13%, 12/01/41	555	656,906
ViacomCBS Inc. 4.20%, 05/19/32 (Call 02/19/32)(b)	1,333	1,533,418
4.38%, 03/15/43(b)	1,268	1,433,798
4.60%, 01/15/45 (Call 07/15/44)	935	1,078,830
4.85%, 07/01/42 (Call 01/01/42)	407	488,768
4.90%, 08/15/44 (Call 02/15/44)(b)	875	1,041,708
4.95%, 05/19/50 (Call 11/19/49)(b)	329	397,015
5.25%, 04/01/44 (Call 10/01/43)	415	514,678
5.50%, 05/15/33(b)	505	627,305
5.85%, 09/01/43 (Call 03/01/43)	210	278,589
5.90%, 10/15/40 (Call 04/15/40)	295	383,339
6.88%, 04/30/36	1,010	1,430,975

176	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The) 2.75%, 09/01/49 (Call 03/01/49)	$1,180	$1,113,298
3.50%, 05/13/40 (Call 11/13/39)	1,237	1,351,081
3.60%, 01/13/51 (Call 07/13/50)	2,164	2,358,879
3.80%, 05/13/60 (Call 11/13/59)	1,389	1,556,452
4.63%, 03/23/40 (Call 09/23/39)(b)	679	848,790
4.70%, 03/23/50 (Call 09/23/49)	1,350	1,728,097
4.75%, 09/15/44 (Call 03/15/44)	905	1,153,586
4.75%, 11/15/46 (Call 05/15/46)	419	534,288
4.95%, 10/15/45 (Call 04/15/45)	575	750,832
5.40%, 10/01/43	800	1,090,039
6.15%, 03/01/37	60	84,581
6.15%, 02/15/41(b)	74	108,890
6.20%, 12/15/34	1,120	1,592,998
6.40%, 12/15/35	902	1,323,751
6.55%, 03/15/33	850	1,201,449
6.65%, 11/15/37	1,073	1,586,308

		127,039,734

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp. 3.90%, 01/15/43 (Call 07/15/42)(b)	651	717,319
4.20%, 06/15/35 (Call 12/15/34)	36	42,311
4.38%, 06/15/45 (Call 12/15/44)(b)	491	583,797
Valmont Industries Inc. 5.00%, 10/01/44 (Call 04/01/44)	535	608,982
5.25%, 10/01/54 (Call 04/01/54)	131	150,301

		2,102,710

Mining — 1.6%
Anglo American Capital PLC, 3.95%, 09/10/50 (Call 03/10/50)(a)	390	421,439
Barrick Gold Corp. 5.25%, 04/01/42	487	632,892
6.45%, 10/15/35	310	428,494
Barrick North America Finance LLC 5.70%, 05/30/41(b)	760	1,039,441
5.75%, 05/01/43	437	613,029
7.50%, 09/15/38(b)	222	328,019
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	1,175	1,618,782
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42	1,019	1,228,471
5.00%, 09/30/43	2,268	3,082,235
Corp. Nacional del Cobre de Chile 3.70%, 01/30/50 (Call 07/30/49)(a)	1,325	1,333,641
4.25%, 07/17/42(a)(b)	1,325	1,442,898
4.38%, 02/05/49 (Call 08/05/48)(a)	1,160	1,299,365
4.50%, 08/01/47 (Call 02/01/47)(a)	1,330	1,516,918
4.88%, 11/04/44(a)	410	485,604
5.63%, 10/18/43(a)	1,000	1,294,956
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)	400	402,500
Glencore Canada Corp., 6.20%, 06/15/35	70	91,977
Glencore Finance Canada Ltd. 5.55%, 10/25/42(a)	525	633,586
6.00%, 11/15/41(a)	623	784,476
6.90%, 11/15/37(a)(b)	225	306,879
Indonesia Asahan Aluminium Persero PT 5.80%, 05/15/50 (Call 11/15/49)(a)(b)	350	404,250
6.76%, 11/15/48(a)(b)	852	1,090,688
Industrias Penoles SAB de CV 4.75%, 08/06/50 (Call 02/06/50)(a)(b)	365	379,235

Security	Par (000)	Value

Mining (continued)
5.65%, 09/12/49 (Call 03/12/49)(a)	$450	$525,825
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)(b)	191	255,993
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	715	753,252
Newcrest Finance Pty Ltd. 4.20%, 05/13/50 (Call 11/13/49)(a)(b)	735	849,252
5.75%, 11/15/41(a)(b)	100	133,495
Newmont Corp. 4.88%, 03/15/42 (Call 09/15/41)	352	450,444
5.45%, 06/09/44 (Call 12/09/43)	370	496,506
5.88%, 04/01/35	310	427,581
6.25%, 10/01/39	1,198	1,712,865
Rio Tinto Alcan Inc. 5.75%, 06/01/35(b)	221	308,878
6.13%, 12/15/33(b)	1,051	1,526,685
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	713	966,351
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (Call 02/21/42)	1,040	1,257,404
4.75%, 03/22/42 (Call 09/22/41)	115	149,245
Southern Copper Corp. 5.25%, 11/08/42	865	1,086,314
5.88%, 04/23/45	1,195	1,619,702
6.75%, 04/16/40	1,160	1,650,201
7.50%, 07/27/35	785	1,145,158
Teck Resources Ltd. 5.20%, 03/01/42 (Call 09/01/41)	345	397,182
5.40%, 02/01/43 (Call 08/01/42)	265	315,397
6.00%, 08/15/40 (Call 02/15/40)	415	526,282
6.13%, 10/01/35	270	345,364
6.25%, 07/15/41 (Call 01/15/41)	542	708,219

		38,467,370

Oil & Gas — 6.0%
BG Energy Capital PLC, 5.13%, 10/15/41(a)	430	534,889
BP Capital Markets America Inc. 2.77%, 11/10/50 (Call 05/10/50)	1,525	1,348,395
2.94%, 06/04/51 (Call 12/04/50)	2,145	1,960,485
3.00%, 02/24/50 (Call 08/24/49)	1,675	1,556,813
3.38%, 02/08/61 (Call 08/08/60)	1,000	962,194
Burlington Resources LLC 5.95%, 10/15/36	357	496,352
7.20%, 08/15/31	560	814,464
7.40%, 12/01/31	465	683,087
Canadian Natural Resources Ltd. 4.95%, 06/01/47 (Call 12/01/46)	841	1,014,663
5.85%, 02/01/35	400	498,297
6.25%, 03/15/38	475	616,040
6.45%, 06/30/33	425	548,410
6.50%, 02/15/37	380	494,775
6.75%, 02/01/39	610	826,358
7.20%, 01/15/32	330	446,290
Cenovus Energy Inc. 5.25%, 06/15/37 (Call 12/15/36)	2,000	2,236,587
5.40%, 06/15/47 (Call 12/15/46)	50	57,695
6.75%, 11/15/39	205	266,269
Chevron Corp. 2.98%, 05/11/40 (Call 11/11/39)	738	758,122
3.08%, 05/11/50 (Call 11/11/49)	820	817,851
Chevron USA Inc. 2.34%, 08/12/50 (Call 02/12/50)	753	651,715
4.20%, 10/15/49 (Call 04/15/49)	370	436,599

S C H E D U L E O F I N V E S T M E N T S	177

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 08/15/47 (Call 02/15/47)	$460	$594,028
5.05%, 11/15/44 (Call 05/15/44)	925	1,219,081
5.25%, 11/15/43 (Call 05/15/43)	963	1,299,206
6.00%, 03/01/41 (Call 09/01/40)	760	1,081,280
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	296,842
CNOOC Finance 2013 Ltd. 3.30%, 09/30/49 (Call 03/30/49)(b)	650	605,949
4.25%, 05/09/43	220	234,690
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	481,868
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(b)	400	429,748
CNOOC Petroleum North America ULC 5.88%, 03/10/35	1,292	1,632,399
6.40%, 05/15/37(b)	995	1,322,474
7.50%, 07/30/39(b)	660	994,627
7.88%, 03/15/32	346	501,837
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	450	617,887
Conoco Funding Co., 7.25%, 10/15/31	705	1,036,323
ConocoPhillips 4.85%, 08/15/48 (Call 02/15/48)(a)	825	1,039,388
4.88%, 10/01/47 (Call 04/01/47)(a)	687	865,738
5.90%, 10/15/32	861	1,174,440
5.90%, 05/15/38	450	626,056
6.50%, 02/01/39	2,103	3,088,097
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	920	1,098,037
5.95%, 03/15/46 (Call 09/15/45)	275	392,969
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	669	749,779
5.00%, 06/15/45 (Call 12/15/44)	807	943,781
5.60%, 07/15/41 (Call 01/15/41)	1,156	1,410,464
7.88%, 09/30/31	253	351,029
7.95%, 04/15/32	220	310,144
Ecopetrol SA 5.88%, 05/28/45(b)	1,465	1,583,416
7.38%, 09/18/43	865	1,080,385
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(a)(b)	785	845,809
Eni SpA, 5.70%, 10/01/40(a)	300	368,163
EOG Resources Inc. 3.90%, 04/01/35 (Call 10/01/34)	625	698,808
4.95%, 04/15/50 (Call 10/15/49)	719	909,639
5.10%, 01/15/36 (Call 07/15/35)	245	302,789
Equinor ASA 3.25%, 11/18/49 (Call 05/18/49)	735	747,426
3.63%, 04/06/40 (Call 10/06/39)	105	115,724
3.70%, 04/06/50 (Call 10/06/49)	852	934,365
3.95%, 05/15/43	674	760,080
4.25%, 11/23/41	845	1,005,203
4.80%, 11/08/43	711	893,580
5.10%, 08/17/40	743	978,585
Exxon Mobil Corp. 3.00%, 08/16/39 (Call 02/16/39)	869	873,040
3.10%, 08/16/49 (Call 02/16/49)	1,419	1,374,688
3.45%, 04/15/51 (Call 10/15/50)	2,066	2,120,052
3.57%, 03/06/45 (Call 09/06/44)	1,044	1,101,535
4.11%, 03/01/46 (Call 09/01/45)	1,873	2,107,420
4.23%, 03/19/40 (Call 09/19/39)	1,460	1,678,201
4.33%, 03/19/50 (Call 09/19/49)	2,339	2,757,950
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(a)	1,200	1,630,056

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp. 5.60%, 02/15/41	$762	$914,466
5.80%, 04/01/47 (Call 10/01/46)	608	759,895
6.00%, 01/15/40	785	966,023
7.13%, 03/15/33	565	743,059
7.30%, 08/15/31	521	686,763
Husky Energy Inc., 6.80%, 09/15/37	218	273,184
KazMunayGas National Co. JSC, 6.38%, 10/24/48(a)	1,440	1,851,523
Marathon Oil Corp. 5.20%, 06/01/45 (Call 12/01/44)	160	185,736
6.60%, 10/01/37	825	1,071,671
6.80%, 03/15/32	536	687,473
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)	553	601,495
4.75%, 09/15/44 (Call 03/15/44)	722	817,995
5.00%, 09/15/54 (Call 03/15/54)	538	602,195
5.85%, 12/15/45 (Call 06/15/45)	315	385,133
6.50%, 03/01/41 (Call 09/01/40)	660	891,922
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	926	1,130,756
Pertamina Persero PT 4.15%, 02/25/60 (Call 08/25/59)(a)	400	383,155
4.18%, 01/21/50 (Call 07/21/49)(a)	795	787,560
4.70%, 07/30/49(a)(b)	1,055	1,109,750
5.63%, 05/20/43(a)	955	1,104,708
6.00%, 05/03/42(a)(b)	270	322,818
6.45%, 05/30/44(a)	1,550	1,959,287
6.50%, 11/07/48(a)(b)	1,080	1,417,500
Petroleos del Peru SA 4.75%, 06/19/32(a)	758	831,829
5.63%, 06/19/47(a)(b)	995	1,096,888
Petronas Capital Ltd. 4.50%, 03/18/45(a)(b)	1,370	1,653,256
4.55%, 04/21/50 (Call 10/21/49)(a)	2,085	2,488,508
4.80%, 04/21/60 (Call 10/21/59)(a)	765	966,332
Phillips 66 4.65%, 11/15/34 (Call 05/15/34)	864	1,021,979
4.88%, 11/15/44 (Call 05/15/44)	1,505	1,839,425
5.88%, 05/01/42	1,366	1,845,101
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	500	511,823
Saudi Arabian Oil Co. 3.25%, 11/24/50 (Call 05/24/50)(a)	3,125	2,934,855
3.50%, 11/24/70 (Call 05/24/70)(a)	240	220,363
4.25%, 04/16/39(a)	2,370	2,636,806
4.38%, 04/16/49(a)	2,655	3,023,068
Shell International Finance BV 3.13%, 11/07/49 (Call 05/07/49)	1,025	1,016,690
3.25%, 04/06/50 (Call 10/06/49)	1,520	1,537,829
3.63%, 08/21/42	583	631,796
3.75%, 09/12/46(b)	1,034	1,131,914
4.00%, 05/10/46	1,835	2,072,879
4.13%, 05/11/35	1,760	2,070,044
4.38%, 05/11/45	2,291	2,743,026
4.55%, 08/12/43	410	497,498
5.50%, 03/25/40	1,092	1,495,681
6.38%, 12/15/38	2,302	3,357,206
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	400	450,469
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	735	887,270
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)	250	321,204

178	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	$55	$60,607
Sinopec Group Overseas Development 2017 Ltd. 4.00%, 09/13/47(a)	670	724,792
4.25%, 04/12/47(a)	600	682,061
Sinopec Group Overseas Development 2018 Ltd. 3.35%, 05/13/50 (Call 11/13/49)(a)	1,000	966,415
3.68%, 08/08/49 (Call 02/08/49)(a)	685	709,127
4.60%, 09/12/48(a)	200	237,394
Suncor Energy Inc. 4.00%, 11/15/47 (Call 05/15/47)	1,088	1,170,456
5.35%, 07/15/33	365	436,041
5.95%, 12/01/34	40	50,924
5.95%, 05/15/35	446	569,380
6.50%, 06/15/38	886	1,208,503
6.80%, 05/15/38	792	1,112,275
6.85%, 06/01/39	523	743,319
7.15%, 02/01/32	400	549,041
Thaioil Treasury Center Co. Ltd. 3.50%, 10/17/49(a)	100	90,167
3.75%, 06/18/50(a)	1,000	948,744
5.38%, 11/20/48(a)	600	715,263
Total Capital International SA 2.99%, 06/29/41 (Call 12/29/40)	868	874,308
3.13%, 05/29/50 (Call 11/29/49)	1,915	1,871,557
3.39%, 06/29/60 (Call 12/29/59)	722	724,847
3.46%, 07/12/49 (Call 01/12/49)	1,021	1,061,403
Valero Energy Corp. 4.90%, 03/15/45	799	919,243
6.63%, 06/15/37	929	1,226,381
7.50%, 04/15/32	730	1,011,913
10.50%, 03/15/39	44	75,241
XTO Energy Inc., 6.75%, 08/01/37	25	35,624

		145,004,257

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,376	1,509,054
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,014	1,283,856
Halliburton Co. 4.50%, 11/15/41 (Call 05/15/41)	210	226,057
4.75%, 08/01/43 (Call 02/01/43)	1,220	1,361,498
4.85%, 11/15/35 (Call 05/15/35)	1,271	1,467,123
5.00%, 11/15/45 (Call 05/15/45)	896	1,044,158
6.70%, 09/15/38	786	1,034,299
7.45%, 09/15/39	915	1,301,745
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	816	795,351

		10,023,141

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	540	627,178
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	684	878,621
WRKCo Inc. 3.00%, 06/15/33 (Call 03/15/33)(b)	740	783,887
4.20%, 06/01/32 (Call 03/01/32)	1,019	1,186,064

		3,475,750

Pharmaceuticals — 6.7%
AbbVie Inc. 4.05%, 11/21/39 (Call 05/21/39)(b)	3,450	3,962,129
4.25%, 11/21/49 (Call 05/21/49)	4,564	5,268,992

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 05/14/36 (Call 11/14/35)	$907	$1,069,518
4.40%, 11/06/42	1,826	2,178,338
4.45%, 05/14/46 (Call 11/14/45)	1,259	1,482,254
4.50%, 05/14/35 (Call 11/14/34)	1,728	2,081,528
4.55%, 03/15/35 (Call 09/15/34)	1,655	1,994,968
4.63%, 10/01/42 (Call 04/01/42)	400	487,718
4.70%, 05/14/45 (Call 11/14/44)	2,141	2,592,970
4.75%, 03/15/45 (Call 09/15/44)	909	1,104,941
4.85%, 06/15/44 (Call 12/15/43)	825	1,020,550
4.88%, 11/14/48 (Call 05/14/48)	1,460	1,855,585
AmerisourceBergen Corp. 4.25%, 03/01/45 (Call 09/01/44)	375	424,976
4.30%, 12/15/47 (Call 06/15/47)(b)	589	679,482
AstraZeneca PLC 2.13%, 08/06/50 (Call 02/06/50)(b)	425	340,718
4.00%, 09/18/42	637	734,763
4.38%, 11/16/45	655	797,667
4.38%, 08/17/48 (Call 02/17/48)	934	1,116,834
6.45%, 09/15/37	2,375	3,524,123
Bayer U.S. Finance II LLC 3.95%, 04/15/45 (Call 10/15/44)(a)	665	695,952
4.20%, 07/15/34 (Call 01/15/34)(a)	661	726,762
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	929	1,067,365
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	867	1,033,701
4.65%, 11/15/43 (Call 05/15/43)(a)	74	82,981
4.70%, 07/15/64 (Call 01/15/64)(a)	825	939,222
4.88%, 06/25/48 (Call 12/25/47)(a)	1,000	1,247,696
5.50%, 07/30/35(a)	100	123,529
Becton Dickinson and Co. 3.79%, 05/20/50 (Call 11/20/49)(b)	830	918,199
4.67%, 06/06/47 (Call 12/06/46)	1,156	1,431,406
4.69%, 12/15/44 (Call 06/15/44)	1,064	1,321,445
Bristol-Myers Squibb Co. 2.35%, 11/13/40 (Call 05/13/40)	125	119,862
2.55%, 11/13/50 (Call 05/13/50)	120	110,386
3.25%, 08/01/42(b)	1,244	1,330,821
4.13%, 06/15/39 (Call 12/15/38)	1,181	1,422,657
4.25%, 10/26/49 (Call 04/26/49)	2,956	3,598,123
4.35%, 11/15/47 (Call 05/15/47)	990	1,205,976
4.50%, 03/01/44 (Call 09/01/43)(b)	690	892,256
4.55%, 02/20/48 (Call 08/20/47)	1,735	2,190,431
5.00%, 08/15/45 (Call 02/15/45)	1,115	1,489,076
Cardinal Health Inc. 4.37%, 06/15/47 (Call 12/15/46)	255	280,882
4.50%, 11/15/44 (Call 05/15/44)	98	108,187
4.60%, 03/15/43	558	626,404
4.90%, 09/15/45 (Call 03/15/45)	529	628,373
Cigna Corp. 3.20%, 03/15/40 (Call 09/15/39)(b)	750	769,195
3.40%, 03/15/50 (Call 09/15/49)	1,230	1,253,565
3.88%, 10/15/47 (Call 04/15/47)	942	1,034,201
4.80%, 08/15/38 (Call 02/15/38)	1,870	2,313,236
4.80%, 07/15/46 (Call 01/16/46)	691	857,806
4.90%, 12/15/48 (Call 06/15/48)	2,560	3,235,458
5.38%, 02/15/42 (Call 08/15/41)	400	513,093
6.13%, 11/15/41	205	288,004
CVS Health Corp. 2.70%, 08/21/40 (Call 02/21/40)	1,218	1,156,417
4.13%, 04/01/40 (Call 10/01/39)	850	966,449
4.25%, 04/01/50 (Call 10/01/49)(b)	615	713,398

S C H E D U L E O F I N V E S T M E N T S	179

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.78%, 03/25/38 (Call 09/25/37)	$3,715	$4,527,942
4.88%, 07/20/35 (Call 01/20/35)	1,090	1,347,451
5.05%, 03/25/48 (Call 09/25/47)	6,197	7,826,705
5.13%, 07/20/45 (Call 01/20/45)	2,960	3,748,220
5.30%, 12/05/43 (Call 06/05/43)	833	1,077,076
6.13%, 09/15/39	23	31,202
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)	1,293	1,136,401
2.50%, 09/15/60 (Call 03/15/60)	1,010	894,315
3.70%, 03/01/45 (Call 09/01/44)	25	28,193
3.88%, 03/15/39 (Call 09/15/38)(b)	1,075	1,296,268
3.95%, 05/15/47 (Call 11/15/46)	675	790,549
3.95%, 03/15/49 (Call 09/15/48)	418	494,313
4.15%, 03/15/59 (Call 09/15/58)	1,228	1,513,195
5.95%, 11/15/37	50	70,750
GlaxoSmithKline Capital Inc. 4.20%, 03/18/43	644	788,057
5.38%, 04/15/34	635	868,874
6.38%, 05/15/38	2,420	3,661,712
Johnson & Johnson 2.10%, 09/01/40 (Call 03/01/40)	1,052	983,848
2.25%, 09/01/50 (Call 03/01/50)(b)	1,105	1,002,434
2.45%, 09/01/60 (Call 03/01/60)	632	577,892
3.40%, 01/15/38 (Call 07/15/37)	915	1,026,865
3.50%, 01/15/48 (Call 07/15/47)	881	987,429
3.55%, 03/01/36 (Call 09/01/35)	944	1,103,242
3.63%, 03/03/37 (Call 09/03/36)	1,320	1,535,089
3.70%, 03/01/46 (Call 09/01/45)	1,097	1,267,601
3.75%, 03/03/47 (Call 09/03/46)	1,065	1,241,424
4.38%, 12/05/33 (Call 06/05/33)	877	1,093,331
4.50%, 09/01/40(b)	360	463,053
4.50%, 12/05/43 (Call 06/05/43)	350	445,882
4.85%, 05/15/41(b)	336	436,263
4.95%, 05/15/33	396	520,253
5.85%, 07/15/38	685	998,283
5.95%, 08/15/37	950	1,385,321
McKesson Corp. 4.88%, 03/15/44 (Call 09/15/43)(b)	800	972,632
6.00%, 03/01/41 (Call 09/01/40)	20	27,252
Mead Johnson Nutrition Co. 4.60%, 06/01/44 (Call 12/01/43)	508	636,715
5.90%, 11/01/39(b)	390	551,779
Merck & Co. Inc. 2.35%, 06/24/40 (Call 12/24/39)	1,399	1,341,556
2.45%, 06/24/50 (Call 12/24/49)	900	816,837
3.60%, 09/15/42 (Call 03/15/42)	735	840,335
3.70%, 02/10/45 (Call 08/10/44)	1,686	1,927,269
3.90%, 03/07/39 (Call 09/07/38)	1,295	1,530,916
4.00%, 03/07/49 (Call 09/07/48)(b)	1,255	1,494,667
4.15%, 05/18/43	1,255	1,518,969
6.50%, 12/01/33	52	77,498
6.55%, 09/15/37(b)	75	114,857
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	34,511
Mylan Inc. 5.20%, 04/15/48 (Call 10/15/47)	665	804,609
5.40%, 11/29/43 (Call 05/29/43)	600	741,467
Novartis Capital Corp. 2.75%, 08/14/50 (Call 02/14/50)	1,145	1,131,260
3.70%, 09/21/42	464	532,545
4.00%, 11/20/45 (Call 05/20/45)	1,130	1,353,909

Security	Par (000)	Value

Pharmaceuticals (continued)
4.40%, 05/06/44	$1,561	$1,962,562
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	435	451,839
Pfizer Inc. 2.55%, 05/28/40 (Call 11/28/39)	1,145	1,131,241
2.70%, 05/28/50 (Call 11/28/49)(b)	733	698,825
3.90%, 03/15/39 (Call 09/15/38)	730	859,543
4.00%, 12/15/36	965	1,147,047
4.00%, 03/15/49 (Call 09/15/48)	1,094	1,290,653
4.10%, 09/15/38 (Call 03/15/38)	620	746,887
4.13%, 12/15/46	829	1,001,134
4.20%, 09/15/48 (Call 03/15/48)	1,059	1,286,870
4.30%, 06/15/43	811	986,452
4.40%, 05/15/44	910	1,129,195
5.60%, 09/15/40	590	827,722
7.20%, 03/15/39	1,765	2,858,985
Takeda Pharmaceutical Co. Ltd. 3.03%, 07/09/40 (Call 01/09/40)	1,210	1,215,431
3.18%, 07/09/50 (Call 01/09/50)(b)	1,800	1,755,085
3.38%, 07/09/60 (Call 01/09/60)	750	746,894
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	895	1,086,143
Viatris Inc. 3.85%, 06/22/40 (Call 12/22/39)(a)	1,315	1,394,441
4.00%, 06/22/50 (Call 12/22/49)(a)(b)	1,555	1,614,627
Wyeth LLC 5.95%, 04/01/37	1,366	1,953,757
6.00%, 02/15/36	253	363,411
6.50%, 02/01/34	718	1,066,839
Zoetis Inc. 3.00%, 05/15/50 (Call 11/15/49)	530	524,936
3.95%, 09/12/47 (Call 03/12/47)	836	969,275
4.45%, 08/20/48 (Call 02/20/48)(b)	580	722,742
4.70%, 02/01/43 (Call 08/01/42)	256	325,858

		161,147,978

Pipelines — 4.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,695	1,952,409
Cameron LNG LLC 2.90%, 07/15/31 (Call 04/15/31)(a)	100	105,945
3.30%, 01/15/35 (Call 09/15/34)(a)	1,485	1,596,737
3.40%, 01/15/38 (Call 07/15/37)(a)	275	286,724
3.70%, 01/15/39 (Call 07/15/38)(a)	480	524,130
Colonial Pipeline Co. 4.25%, 04/15/48 (Call 10/15/47)(a)	430	487,140
7.63%, 04/15/32(a)	85	121,255
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	555	706,130
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50	72,142
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	170	168,699
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	588	721,652
7.38%, 10/15/45 (Call 04/15/45)	487	714,959
Series B, 7.50%, 04/15/38	265	373,035
Enbridge Inc. 4.00%, 11/15/49 (Call 05/15/49)	450	467,643
4.50%, 06/10/44 (Call 12/10/43)	285	318,059
5.50%, 12/01/46 (Call 05/29/46)	640	819,247
Energy Transfer Operating LP 4.90%, 03/15/35 (Call 09/15/34)	550	597,243

180	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 05/15/50 (Call 11/15/49)	$1,615	$1,710,020
5.15%, 02/01/43 (Call 08/01/42)	420	443,588
5.15%, 03/15/45 (Call 09/15/44)	871	921,292
5.30%, 04/15/47 (Call 10/15/46)	790	856,774
5.95%, 10/01/43 (Call 04/01/43)	405	460,183
6.00%, 06/15/48 (Call 12/15/47)	840	978,523
6.05%, 06/01/41 (Call 12/01/40)	165	191,856
6.13%, 12/15/45 (Call 06/15/45)	828	958,449
6.25%, 04/15/49 (Call 10/15/48)	1,430	1,709,988
6.50%, 02/01/42 (Call 08/01/41)	740	899,323
6.63%, 10/15/36	230	288,998
7.50%, 07/01/38	675	912,109
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	205	236,671
Enterprise Products Operating LLC 3.20%, 02/15/52 (Call 08/15/51)	1,170	1,089,028
3.70%, 01/31/51 (Call 07/31/50)	1,010	1,020,584
3.95%, 01/31/60 (Call 07/31/59)	1,164	1,199,703
4.20%, 01/31/50 (Call 07/31/49)	1,055	1,137,538
4.25%, 02/15/48 (Call 08/15/47)	1,000	1,086,306
4.45%, 02/15/43 (Call 08/15/42)	890	1,017,726
4.80%, 02/01/49 (Call 08/01/48)	1,065	1,246,445
4.85%, 08/15/42 (Call 02/15/42)	918	1,089,988
4.85%, 03/15/44 (Call 09/15/43)	1,080	1,267,980
4.90%, 05/15/46 (Call 11/15/45)	996	1,176,913
4.95%, 10/15/54 (Call 04/15/54)	90	106,527
5.10%, 02/15/45 (Call 08/15/44)	880	1,070,231
5.70%, 02/15/42	109	143,005
5.95%, 02/01/41	550	730,925
6.13%, 10/15/39	610	830,888
6.45%, 09/01/40	100	138,565
7.55%, 04/15/38	285	424,075
Series D, 6.88%, 03/01/33	403	556,648
Series H, 6.65%, 10/15/34	151	206,463
Series J, 5.75%, 03/01/35	75	94,311
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/40(a)	2,500	2,464,192
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)	200	253,391
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	625	686,905
5.00%, 08/15/42 (Call 02/15/42)	595	684,926
5.00%, 03/01/43 (Call 09/01/42)	600	692,760
5.40%, 09/01/44 (Call 03/01/44)	595	711,144
5.50%, 03/01/44 (Call 09/01/43)	740	892,060
5.63%, 09/01/41	94	113,640
5.80%, 03/15/35	400	506,088
6.38%, 03/01/41	735	962,143
6.50%, 02/01/37	200	259,703
6.50%, 09/01/39	533	694,701
6.55%, 09/15/40	425	566,213
6.95%, 01/15/38	1,070	1,465,434
7.30%, 08/15/33	81	112,770
7.40%, 03/15/31	148	200,980
7.50%, 11/15/40	360	505,973
7.75%, 03/15/32	180	257,545
Kinder Morgan Inc. 3.25%, 08/01/50 (Call 02/01/50)(b)	750	681,287
5.05%, 02/15/46 (Call 08/15/45)	541	628,383
5.20%, 03/01/48 (Call 09/01/47)	313	374,163
5.30%, 12/01/34 (Call 06/01/34)	865	1,045,415
5.55%, 06/01/45 (Call 12/01/44)	1,455	1,788,094

Security	Par (000)	Value

Pipelines (continued)
7.75%, 01/15/32	$847	$1,219,004
7.80%, 08/01/31	66	94,810
Magellan Midstream Partners LP 3.95%, 03/01/50 (Call 09/01/49)	785	807,312
4.20%, 03/15/45 (Call 09/15/44)	155	162,045
4.20%, 10/03/47 (Call 04/03/47)	188	196,254
4.25%, 09/15/46 (Call 03/15/46)	375	404,113
4.85%, 02/01/49 (Call 08/01/48)	813	927,068
5.15%, 10/15/43 (Call 04/15/43)	615	741,820
6.40%, 05/01/37	50	63,043
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	1,537	1,699,098
4.70%, 04/15/48 (Call 10/15/47)	1,200	1,313,012
4.90%, 04/15/58 (Call 10/15/57)	245	268,649
5.20%, 03/01/47 (Call 09/01/46)	844	982,744
5.20%, 12/01/47 (Call 06/01/47)	369	423,296
5.50%, 02/15/49 (Call 08/15/48)	1,408	1,710,765
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	645	866,148
Northern Natural Gas Co. 4.10%, 09/15/42 (Call 03/15/42)(a)	25	27,515
4.30%, 01/15/49 (Call 07/15/48)(a)	305	357,317
ONEOK Inc. 4.45%, 09/01/49 (Call 03/01/49)	857	860,501
4.50%, 03/15/50 (Call 09/15/49)(b)	160	163,095
4.95%, 07/13/47 (Call 01/06/47)	735	787,198
5.20%, 07/15/48 (Call 01/15/48)	844	939,694
6.00%, 06/15/35	230	278,565
7.15%, 01/15/51 (Call 07/15/50)	305	412,663
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	683	823,569
6.20%, 09/15/43 (Call 03/15/43)	295	348,932
6.65%, 10/01/36	500	642,903
6.85%, 10/15/37	385	494,356
Phillips 66 Partners LP 4.68%, 02/15/45 (Call 08/15/44)	320	342,265
4.90%, 10/01/46 (Call 04/01/46)(b)	750	829,646
Plains All American Pipeline LP/PAA Finance Corp. 4.30%, 01/31/43 (Call 07/31/42)	440	415,037
4.70%, 06/15/44 (Call 12/15/43)	542	526,619
4.90%, 02/15/45 (Call 08/15/44)	535	537,801
5.15%, 06/01/42 (Call 12/01/41)	595	608,694
6.65%, 01/15/37	369	443,672
Sabal Trail Transmission LLC 4.68%, 05/01/38 (Call 11/01/37)(a)	300	345,857
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	240	281,225
Southern Natural Gas Co. LLC 4.80%, 03/15/47 (Call 09/15/46)(a)(b)	210	238,572
8.00%, 03/01/32	325	453,391
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	815	901,673
5.95%, 09/25/43 (Call 03/25/43)	395	509,477
Sunoco Logistics Partners Operations LP 4.95%, 01/15/43 (Call 07/15/42)	450	462,235
5.30%, 04/01/44 (Call 10/01/43)	616	668,498
5.35%, 05/15/45 (Call 11/15/44)	685	736,550
5.40%, 10/01/47 (Call 04/01/47)	1,325	1,454,669
6.10%, 02/15/42	240	273,866
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	100	139,334

S C H E D U L E O F I N V E S T M E N T S	181

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP 4.15%, 01/15/48 (Call 07/15/47)(a)	$673	$705,267
7.00%, 07/15/32	270	370,207
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	655	761,821
4.75%, 05/15/38 (Call 11/15/37)	470	550,986
4.88%, 05/15/48 (Call 11/15/47)	940	1,126,456
5.00%, 10/16/43 (Call 04/16/43)	489	583,869
5.10%, 03/15/49 (Call 09/15/48)	1,071	1,328,439
5.60%, 03/31/34	250	314,536
5.85%, 03/15/36	250	326,769
6.10%, 06/01/40	514	676,092
6.20%, 10/15/37	998	1,337,887
7.25%, 08/15/38	599	868,263
7.63%, 01/15/39	1,011	1,510,877
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)	580	617,829
4.45%, 08/01/42 (Call 02/01/42)	530	599,176
4.60%, 03/15/48 (Call 09/15/47)	535	623,260
5.40%, 08/15/41 (Call 02/15/41)	201	248,021
Williams Companies Inc. (The) 4.85%, 03/01/48 (Call 09/01/47)	780	905,443
4.90%, 01/15/45 (Call 07/15/44)	535	611,151
5.10%, 09/15/45 (Call 03/15/45)	748	886,862
5.40%, 03/04/44 (Call 09/04/43)	550	662,354
5.75%, 06/24/44 (Call 12/24/43)	520	651,132
5.80%, 11/15/43 (Call 05/15/43)	245	307,656
6.30%, 04/15/40	880	1,153,302
7.75%, 06/15/31	50	67,862
8.75%, 03/15/32	468	701,976

		99,464,745

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	135	161,910
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b) .	325	412,072
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	391	483,453
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	800	1,002,626
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)	190	198,491
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)(b)	950	996,853

		3,255,405

Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	893	841,731
3.00%, 05/18/51 (Call 11/18/50)	1,045	998,728
3.38%, 08/15/31 (Call 05/15/31)	335	367,729
4.00%, 02/01/50 (Call 08/01/49)	675	757,213
4.85%, 04/15/49 (Call 10/15/48)	460	586,991
American Tower Corp. 2.95%, 01/15/51 (Call 07/15/50)	755	694,510
3.10%, 06/15/50 (Call 12/15/49)	450	425,849
3.70%, 10/15/49 (Call 04/15/49)	673	706,121
AvalonBay Communities Inc. 3.90%, 10/15/46 (Call 04/15/46)	401	454,425
4.15%, 07/01/47 (Call 01/01/47)	450	529,764
4.35%, 04/15/48 (Call 10/15/47)	148	180,353

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Camden Property Trust, 3.35%, 11/01/49
(Call 05/01/49)(b)	$395	$418,367
Crown Castle International Corp. 2.90%, 04/01/41 (Call 10/01/40)	600	563,909
3.25%, 01/15/51 (Call 07/15/50)	383	366,942
4.00%, 11/15/49 (Call 05/15/49)	498	535,454
4.15%, 07/01/50 (Call 01/01/50)	573	629,864
4.75%, 05/15/47 (Call 11/15/46)	468	558,332
5.20%, 02/15/49 (Call 08/15/48)	742	933,776
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)(b)	542	528,705
Equinix Inc. 2.95%, 09/15/51 (Call 03/15/51)	610	554,421
3.00%, 07/15/50 (Call 01/15/50)	675	622,287
ERP Operating LP 4.00%, 08/01/47 (Call 02/01/47)	170	193,033
4.50%, 07/01/44 (Call 01/01/44)	325	398,433
4.50%, 06/01/45 (Call 12/01/44)	715	862,492
Essex Portfolio LP 2.65%, 03/15/32 (Call 12/15/31)	440	449,218
2.65%, 09/01/50 (Call 03/01/50)	326	284,552
4.50%, 03/15/48 (Call 09/15/47)	355	420,816
Federal Realty Investment Trust 3.63%, 08/01/46 (Call 02/01/46)(b)	495	488,092
4.50%, 12/01/44 (Call 06/01/44)	457	528,352
Healthcare Realty Trust Inc., 2.05%, 03/15/31
(Call 12/15/30)	800	772,795
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31
(Call 12/15/30)	800	772,161
Healthpeak Properties Inc., 6.75%, 02/01/41
(Call 08/01/40)	220	308,913
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)(b)	712	690,226
Kimco Realty Corp. 3.70%, 10/01/49 (Call 04/01/49)(b)	434	451,798
4.13%, 12/01/46 (Call 06/01/46)	96	105,827
4.25%, 04/01/45 (Call 10/01/44)	610	683,010
4.45%, 09/01/47 (Call 03/01/47)	458	527,268
National Retail Properties Inc., 3.10%, 04/15/50
(Call 10/15/49)(b)	700	653,956
Prologis LP 2.13%, 10/15/50 (Call 04/15/50)(b)	792	668,499
3.00%, 04/15/50 (Call 10/15/49)	890	885,987
4.38%, 09/15/48 (Call 03/15/48)	290	364,244
Realty Income Corp. 1.80%, 03/15/33 (Call 12/15/32)	580	550,842
4.65%, 03/15/47 (Call 09/15/46)	585	746,550
5.88%, 03/15/35	25	33,744
Regency Centers LP 4.40%, 02/01/47 (Call 08/01/46)	395	439,579
4.65%, 03/15/49 (Call 09/15/48)	104	120,415
Simon Property Group LP 3.25%, 09/13/49 (Call 03/13/49)	1,439	1,381,503
3.80%, 07/15/50 (Call 01/15/50)	297	310,295
4.25%, 10/01/44 (Call 04/01/44)	725	808,714
4.25%, 11/30/46 (Call 05/30/46)(b)	285	319,661
4.75%, 03/15/42 (Call 09/15/41)	181	214,851
6.75%, 02/01/40 (Call 11/01/39)	596	859,800
Trust Fibra Uno 6.39%, 01/15/50 (Call 07/28/49)(a)(b)	600	682,500
6.95%, 01/30/44 (Call 07/30/43)(a)	200	239,000

182	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
UDR Inc. 1.90%, 03/15/33 (Call 12/15/32)	$340	$321,570
2.10%, 08/01/32 (Call 05/01/32)(b)	1,100	1,069,018
3.00%, 08/15/31 (Call 05/15/31)	475	500,464
3.10%, 11/01/34 (Call 08/01/34)	120	127,276
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)	463	499,958
4.88%, 04/15/49 (Call 10/15/48)(b)	223	262,248
5.70%, 09/30/43 (Call 03/30/43)	291	365,871
VEREIT Operating Partnership LP, 2.85%, 12/15/32 (Call 09/15/32)(b)	300	299,304
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	135	139,269
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)(b)	255	266,961
Welltower Inc. 4.95%, 09/01/48 (Call 03/01/48)(b)	575	708,316
5.13%, 03/15/43 (Call 09/15/42)	20	23,802
6.50%, 03/15/41 (Call 09/15/40)(b)	495	671,098
Weyerhaeuser Co. 6.88%, 12/15/33	177	246,361
7.38%, 03/15/32	1,197	1,734,934

		36,709,047

Retail — 2.9%
Alimentation Couche-Tard Inc. 3.80%, 01/25/50 (Call 07/25/49)(a)	815	873,823
4.50%, 07/26/47 (Call 01/26/47)(a)	385	452,263
Costco Wholesale Corp., 1.75%, 04/20/32
(Call 01/20/32)(b)	1,356	1,328,300
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47) .	505	541,180
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	711	818,810
Home Depot Inc. (The) 2.38%, 03/15/51 (Call 09/15/50)	1,650	1,470,330
3.13%, 12/15/49 (Call 06/15/49)	1,062	1,087,091
3.30%, 04/15/40 (Call 10/15/39)	1,027	1,112,489
3.35%, 04/15/50 (Call 10/15/49)	1,325	1,411,929
3.50%, 09/15/56 (Call 03/15/56)	807	882,225
3.90%, 06/15/47 (Call 12/15/46)	988	1,137,095
4.20%, 04/01/43 (Call 10/01/42)	906	1,085,269
4.25%, 04/01/46 (Call 10/01/45)	1,270	1,533,779
4.40%, 03/15/45 (Call 09/15/44)	980	1,200,164
4.50%, 12/06/48 (Call 06/06/48)	1,276	1,604,432
4.88%, 02/15/44 (Call 08/15/43)	875	1,139,399
5.40%, 09/15/40 (Call 03/15/40)	573	776,153
5.88%, 12/16/36	2,502	3,573,265
5.95%, 04/01/41 (Call 10/01/40)	865	1,246,913
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)(b)	335	380,924
Lowe’s Companies Inc. 3.00%, 10/15/50 (Call 04/15/50)	1,925	1,835,075
3.70%, 04/15/46 (Call 10/15/45)	1,934	2,098,019
4.05%, 05/03/47 (Call 11/03/46)	1,241	1,412,769
4.38%, 09/15/45 (Call 03/15/45)	588	702,528
4.65%, 04/15/42 (Call 10/15/41)	569	702,496
5.00%, 04/15/40 (Call 10/15/39)	115	147,259
5.00%, 09/15/43 (Call 03/15/43)	30	35,649
5.13%, 04/15/50 (Call 10/15/49)	35	47,451
McDonald’s Corp. 3.63%, 05/01/43	696	759,953
3.63%, 09/01/49 (Call 03/01/49)	1,128	1,208,917
3.70%, 02/15/42(b)	646	713,610
4.20%, 04/01/50 (Call 10/01/49)(b)	440	516,536

Security	Par (000)	Value

Retail (continued)
4.45%, 03/01/47 (Call 09/01/46)	$670	$806,308
4.45%, 09/01/48 (Call 03/01/48)	830	995,495
4.60%, 05/26/45 (Call 11/26/44)	675	831,305
4.70%, 12/09/35 (Call 06/09/35)	843	1,037,541
4.88%, 07/15/40	246	313,322
4.88%, 12/09/45 (Call 06/09/45)	1,070	1,349,153
5.70%, 02/01/39	418	565,188
6.30%, 10/15/37	711	1,026,987
6.30%, 03/01/38(b)	514	742,451
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	1,000	964,608
Starbucks Corp. 3.35%, 03/12/50 (Call 09/12/49)	399	401,340
3.50%, 11/15/50 (Call 05/15/50)	1,083	1,130,454
3.75%, 12/01/47 (Call 06/01/47)	525	564,792
4.30%, 06/15/45 (Call 12/10/44)	365	418,400
4.45%, 08/15/49 (Call 02/15/49)	778	941,727
4.50%, 11/15/48 (Call 05/15/48)	970	1,155,551
Target Corp. 3.63%, 04/15/46	835	965,595
3.90%, 11/15/47 (Call 05/15/47)	667	802,627
4.00%, 07/01/42	1,155	1,436,352
6.50%, 10/15/37(b)	100	153,242
7.00%, 01/15/38	100	160,500
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(b)	379	495,736
TJX Companies Inc. (The), 4.50%, 04/15/50
(Call 10/15/49)	525	681,166
Walgreen Co., 4.40%, 09/15/42(b)	655	732,103
Walgreens Boots Alliance Inc. 4.50%, 11/18/34 (Call 05/18/34)	508	586,468
4.65%, 06/01/46 (Call 12/01/45)	285	319,382
4.80%, 11/18/44 (Call 05/18/44)	790	900,137
Walmart Inc. 2.95%, 09/24/49 (Call 03/24/49)	1,250	1,296,100
3.63%, 12/15/47 (Call 06/15/47)	525	604,811
3.95%, 06/28/38 (Call 12/28/37)(b)	843	1,006,274
4.00%, 04/11/43 (Call 10/11/42)	805	968,878
4.05%, 06/29/48 (Call 12/29/47)	2,685	3,287,193
4.30%, 04/22/44 (Call 10/22/43)	395	496,398
4.75%, 10/02/43 (Call 04/02/43)	385	486,574
5.00%, 10/25/40	505	687,690
5.25%, 09/01/35	1,894	2,597,204
5.63%, 04/01/40	825	1,183,854
5.63%, 04/15/41	753	1,082,794
6.20%, 04/15/38	535	802,574
6.50%, 08/15/37	475	722,870

		69,537,239

Semiconductors — 1.7%
Analog Devices Inc. 4.50%, 12/05/36 (Call 06/05/36)	455	518,212
5.30%, 12/15/45 (Call 06/15/45)	145	187,310
Applied Materials Inc. 2.75%, 06/01/50 (Call 12/01/49)	1,068	1,032,452
4.35%, 04/01/47 (Call 10/01/46)	951	1,195,919
5.10%, 10/01/35 (Call 04/01/35)	535	710,230
5.85%, 06/15/41	153	224,676
Broadcom Inc. 2.60%, 02/15/33 (Call 11/15/32)(a)	1,635	1,569,764
3.50%, 02/15/41 (Call 08/15/40)(a)	1,780	1,773,861
3.75%, 02/15/51 (Call 08/15/50)(a)	1,860	1,834,043
4.30%, 11/15/32 (Call 08/15/32)	1,784	2,004,976

S C H E D U L E O F I N V E S T M E N T S	183

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp. 3.10%, 02/15/60 (Call 08/15/59)	$528	$523,434
3.25%, 11/15/49 (Call 05/15/49)	1,700	1,757,621
3.73%, 12/08/47 (Call 06/08/47)	1,710	1,916,420
4.00%, 12/15/32	1,120	1,332,921
4.10%, 05/19/46 (Call 11/19/45)	1,120	1,318,194
4.10%, 05/11/47 (Call 11/11/46)	925	1,090,612
4.25%, 12/15/42(b)	300	362,270
4.60%, 03/25/40 (Call 09/25/39)	241	303,295
4.75%, 03/25/50 (Call 09/25/49)	1,945	2,527,607
4.80%, 10/01/41(b)	535	692,294
4.90%, 07/29/45 (Call 01/29/45)	606	794,037
4.95%, 03/25/60 (Call 09/25/59)	893	1,223,952
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)	820	826,453
5.00%, 03/15/49 (Call 09/15/48)	326	431,381
5.65%, 11/01/34 (Call 07/01/34)	362	461,542
Lam Research Corp. 2.88%, 06/15/50 (Call 12/15/49)	937	918,403
3.13%, 06/15/60 (Call 12/15/59)	455	449,627
4.88%, 03/15/49 (Call 09/15/48)	725	976,980
NVIDIA Corp. 3.50%, 04/01/40 (Call 10/01/39)	1,459	1,614,714
3.50%, 04/01/50 (Call 10/01/49)	935	1,014,552
3.70%, 04/01/60 (Call 10/01/59)	868	968,198
QUALCOMM Inc. 1.65%, 05/20/32 (Call 02/20/32)	1,632	1,552,936
3.25%, 05/20/50 (Call 11/20/49)(b)	1,055	1,103,577
4.30%, 05/20/47 (Call 11/20/46)(b)	811	994,017
4.65%, 05/20/35 (Call 11/20/34)	719	903,890
4.80%, 05/20/45 (Call 11/20/44)(b)	1,288	1,668,917
Texas Instruments Inc. 3.88%, 03/15/39 (Call 09/15/38)	953	1,118,542
4.15%, 05/15/48 (Call 11/15/47)	1,430	1,748,758

		41,646,587

Software — 2.6%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)	1,370	1,207,799
4.50%, 06/15/47 (Call 12/15/46)(b)	450	554,865
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	195	186,943
Fidelity National Information Services Inc. 3.10%, 03/01/41 (Call 09/01/40)	265	267,684
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	415	521,759
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,541	1,838,404
Microsoft Corp. 2.53%, 06/01/50 (Call 12/01/49)(b)	6,995	6,572,942
2.68%, 06/01/60 (Call 12/01/59)	4,443	4,161,867
3.45%, 08/08/36 (Call 02/08/36)	1,407	1,633,050
3.50%, 02/12/35 (Call 08/12/34)	1,325	1,549,864
3.50%, 11/15/42	880	1,019,733
3.70%, 08/08/46 (Call 02/08/46)	2,759	3,255,843
3.75%, 02/12/45 (Call 08/12/44)	1,080	1,279,400
3.95%, 08/08/56 (Call 02/08/56)	1,886	2,343,437
4.00%, 02/12/55 (Call 08/12/54)	125	155,235
4.10%, 02/06/37 (Call 08/06/36)	1,753	2,169,614
4.20%, 11/03/35 (Call 05/03/35)	910	1,134,797
4.25%, 02/06/47 (Call 08/06/46)	313	400,757
4.45%, 11/03/45 (Call 05/03/45)(b)	1,315	1,722,935
4.50%, 10/01/40	208	274,033
4.50%, 02/06/57 (Call 08/06/56)	135	182,220

Security	Par (000)	Value

Software (continued)
5.20%, 06/01/39	$10	$14,237
Oracle Corp. 3.60%, 04/01/40 (Call 10/01/39)	2,500	2,706,672
3.60%, 04/01/50 (Call 10/01/49)	3,150	3,300,599
3.80%, 11/15/37 (Call 05/15/37)	1,446	1,625,772
3.85%, 07/15/36 (Call 01/15/36)	1,120	1,280,396
3.85%, 04/01/60 (Call 10/01/59)	2,962	3,200,354
3.90%, 05/15/35 (Call 11/15/34)	1,102	1,277,388
4.00%, 07/15/46 (Call 01/15/46)	2,474	2,775,406
4.00%, 11/15/47 (Call 05/15/47)	1,809	2,008,196
4.13%, 05/15/45 (Call 11/15/44)	1,520	1,730,848
4.30%, 07/08/34 (Call 01/08/34)	1,660	1,980,438
4.38%, 05/15/55 (Call 11/15/54)	1,139	1,349,619
4.50%, 07/08/44 (Call 01/08/44)	749	898,631
5.38%, 07/15/40	1,792	2,382,091
6.13%, 07/08/39	1,115	1,592,320
6.50%, 04/15/38(b)	1,011	1,496,409

		62,052,557

Telecommunications — 6.7%
America Movil SAB de CV 4.38%, 07/16/42	763	889,353
4.38%, 04/22/49 (Call 10/22/48)(b)	1,010	1,188,770
6.13%, 11/15/37(b)	125	170,746
6.13%, 03/30/40	2,206	3,080,886
6.38%, 03/01/35	420	600,270
AT&T Inc. 2.25%, 02/01/32 (Call 11/01/31)	582	558,804
2.55%, 12/01/33 (Call 09/01/33)(a)(b)	365	352,616
3.10%, 02/01/43 (Call 08/01/42)	1,185	1,112,478
3.30%, 02/01/52 (Call 08/01/51)	2,570	2,326,027
3.50%, 06/01/41 (Call 12/01/40)	1,905	1,914,078
3.50%, 09/15/53 (Call 03/15/53)(a)	8,457	7,757,803
3.50%, 02/01/61 (Call 08/01/60)	1,545	1,387,776
3.55%, 09/15/55 (Call 03/15/55)(a)	9,569	8,785,689
3.65%, 06/01/51 (Call 12/01/50)	2,655	2,573,253
3.65%, 09/15/59 (Call 03/15/59)(a)	7,154	6,596,003
3.80%, 12/01/57 (Call 06/01/57)(a)	6,186	5,881,152
3.85%, 06/01/60 (Call 12/01/59)	2,546	2,427,867
4.30%, 12/15/42 (Call 06/15/42)	15	16,474
4.35%, 06/15/45 (Call 12/15/44)	50	55,235
4.50%, 05/15/35 (Call 11/15/34)(b)	2,850	3,282,209
4.50%, 03/09/48 (Call 09/09/47)	1,100	1,206,963
4.55%, 03/09/49 (Call 09/09/48)	150	167,380
4.65%, 06/01/44 (Call 12/01/43)	681	765,599
4.75%, 05/15/46 (Call 11/15/45)	1,112	1,279,765
4.85%, 03/01/39 (Call 09/01/38)(b)	1,521	1,777,121
4.90%, 08/15/37 (Call 02/14/37)	1,260	1,504,992
4.90%, 06/15/42	620	730,682
5.15%, 03/15/42	20	24,413
5.15%, 11/15/46 (Call 05/15/46)	100	120,458
5.15%, 02/15/50 (Call 08/14/49)	185	221,197
5.25%, 03/01/37 (Call 09/01/36)	485	599,586
5.35%, 09/01/40	135	170,177
5.45%, 03/01/47 (Call 09/01/46)	275	341,083
5.55%, 08/15/41	25	31,716
5.65%, 02/15/47 (Call 08/15/46)	170	216,895
5.70%, 03/01/57 (Call 09/01/56)(b)	100	129,099
6.00%, 08/15/40 (Call 05/15/40)	50	65,848
6.15%, 09/15/34(b)	190	247,081
6.38%, 03/01/41	25	34,697

184	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.45%, 06/15/34	$125	$164,737
Bell Canada 4.30%, 07/29/49 (Call 01/29/49)	127	149,471
4.46%, 04/01/48 (Call 10/01/47)	1,119	1,339,392
British Telecommunications PLC, 4.25%, 11/08/49
(Call 05/08/49)(a)	720	813,101
Cisco Systems Inc. 5.50%, 01/15/40	617	867,640
5.90%, 02/15/39	2,590	3,780,865
Corning Inc. 3.90%, 11/15/49 (Call 05/15/49)	574	645,959
4.38%, 11/15/57 (Call 05/15/57)	593	679,864
4.70%, 03/15/37(b)	265	313,744
4.75%, 03/15/42	661	801,007
5.35%, 11/15/48 (Call 05/15/48)(b)	595	788,506
5.45%, 11/15/79 (Call 05/15/79)	862	1,119,010
5.75%, 08/15/40	340	445,868
5.85%, 11/15/68 (Call 05/15/68)	70	96,944
7.25%, 08/15/36 (Call 08/15/26)(b)	150	186,231
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	1,152	1,211,852
Deutsche Telekom International Finance BV 4.75%, 06/21/38 (Call 12/21/37)(a)	685	836,157
4.88%, 03/06/42(a)	775	972,444
9.25%, 06/01/32	596	982,780
Juniper Networks Inc., 5.95%, 03/15/41	505	635,760
Motorola Solutions Inc., 5.50%, 09/01/44	270	332,676
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)(b)	520	641,056
Orange SA 5.38%, 01/13/42	995	1,333,753
5.50%, 02/06/44 (Call 08/06/43)	1,035	1,426,072
9.00%, 03/01/31	808	1,283,215
Rogers Communications Inc. 3.70%, 11/15/49 (Call 05/15/49)	905	972,504
4.30%, 02/15/48 (Call 08/15/47)	805	951,980
4.35%, 05/01/49 (Call 11/01/48)	1,109	1,310,147
4.50%, 03/15/43 (Call 09/15/42)	515	614,134
5.00%, 03/15/44 (Call 09/15/43)	1,060	1,354,243
5.45%, 10/01/43 (Call 04/01/43)(b)	221	296,950
7.50%, 08/15/38	240	367,053
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	48	54,425
SES SA, 5.30%, 04/04/43(a)(b)	125	138,340
Telefonica Emisiones SA 4.67%, 03/06/38	1,134	1,299,365
4.90%, 03/06/48	1,250	1,453,946
5.21%, 03/08/47	950	1,148,889
5.52%, 03/01/49 (Call 09/01/48)	1,225	1,557,430
7.05%, 06/20/36	1,900	2,706,037
TELUS Corp. 4.30%, 06/15/49 (Call 12/15/48)	210	244,793
4.60%, 11/16/48 (Call 05/16/48)	978	1,191,613
T-Mobile USA Inc. 2.25%, 11/15/31 (Call 08/15/31)(a)	1,085	1,042,034
3.00%, 02/15/41 (Call 08/15/40)(a)(b)	2,350	2,203,666
3.30%, 02/15/51 (Call 08/15/50)(a)	1,710	1,583,956
3.60%, 11/15/60 (Call 05/15/60)(a)	1,090	1,031,761
4.38%, 04/15/40 (Call 10/15/39)(a)	1,820	2,049,320
4.50%, 04/15/50 (Call 10/15/49)(a)	2,752	3,058,463
Verizon Communications Inc. 2.65%, 11/20/40 (Call 05/20/40)	1,860	1,738,186
2.88%, 11/20/50 (Call 05/20/50)	2,275	2,067,124

Security	Par (000)	Value

Telecommunications (continued)
2.99%, 10/30/56 (Call 04/30/56)(a)	$5,917	$5,332,619
3.00%, 11/20/60 (Call 05/20/60)	1,880	1,684,814
3.85%, 11/01/42 (Call 05/01/42)	1,250	1,373,579
4.00%, 03/22/50 (Call 09/22/49)	1,995	2,179,888
4.13%, 08/15/46	835	941,189
4.27%, 01/15/36	3,065	3,567,710
4.40%, 11/01/34 (Call 05/01/34)	3,340	3,962,202
4.50%, 08/10/33	3,790	4,520,066
4.52%, 09/15/48	3,175	3,739,583
4.67%, 03/15/55	790	958,669
4.75%, 11/01/41	2,018	2,462,639
4.81%, 03/15/39	1,655	2,044,803
4.86%, 08/21/46	2,756	3,400,164
5.01%, 04/15/49	329	417,535
5.01%, 08/21/54	35	44,790
5.25%, 03/16/37	395	507,606
6.40%, 09/15/33	50	67,853
Vodafone Group PLC 4.25%, 09/17/50	1,145	1,284,122
4.38%, 02/19/43(b)	1,177	1,360,149
4.88%, 06/19/49	1,506	1,849,129
5.00%, 05/30/38	707	876,702
5.13%, 06/19/59	834	1,058,929
5.25%, 05/30/48	2,329	3,019,592
6.15%, 02/27/37	978	1,340,759
6.25%, 11/30/32	530	705,111

		161,576,906

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 5.10%, 05/15/44 (Call 11/15/43)(b)	280	321,274
6.35%, 03/15/40(b)	800	1,048,918

		1,370,192

Transportation — 3.3%
Burlington Northern Santa Fe LLC 3.05%, 02/15/51 (Call 08/15/50)(b)	115	116,441
3.55%, 02/15/50 (Call 08/15/49)	105	115,941
3.90%, 08/01/46 (Call 02/01/46)	620	717,209
4.05%, 06/15/48 (Call 12/15/47)	728	868,466
4.13%, 06/15/47 (Call 12/15/46)	99	117,507
4.15%, 04/01/45 (Call 10/01/44)	478	567,825
4.15%, 12/15/48 (Call 06/15/48)	800	959,263
4.38%, 09/01/42 (Call 03/01/42)	740	902,478
4.40%, 03/15/42 (Call 09/15/41)	1,025	1,259,534
4.45%, 03/15/43 (Call 09/15/42)	816	1,006,995
4.55%, 09/01/44 (Call 03/01/44)	916	1,147,820
4.70%, 09/01/45 (Call 03/01/45)	90	114,475
4.90%, 04/01/44 (Call 10/01/43)	805	1,052,229
4.95%, 09/15/41 (Call 03/15/41)(b)	434	562,835
5.05%, 03/01/41 (Call 09/01/40)	606	796,810
5.15%, 09/01/43 (Call 03/01/43)	740	992,102
5.40%, 06/01/41 (Call 12/01/40)	590	800,970
5.75%, 05/01/40 (Call 11/01/39)	764	1,071,006
6.15%, 05/01/37	650	932,540
6.20%, 08/15/36	200	292,190
Canadian National Railway Co. 2.45%, 05/01/50 (Call 11/01/49)(b)	635	580,246
3.20%, 08/02/46 (Call 02/02/46)(b)	478	505,605
3.65%, 02/03/48 (Call 08/03/47)	215	245,155
4.45%, 01/20/49 (Call 07/20/48)(b)	705	907,598

S C H E D U L E O F I N V E S T M E N T S	185

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.50%, 11/07/43 (Call 05/07/43)	$50	$61,482
6.20%, 06/01/36	705	1,025,012
6.25%, 08/01/34(b)	248	358,897
6.38%, 11/15/37(b)	509	755,128
6.71%, 07/15/36(b)	425	643,045
Canadian Pacific Railway Co. 4.80%, 09/15/35 (Call 03/15/35)	446	559,598
4.80%, 08/01/45 (Call 02/01/45)	730	952,750
5.75%, 03/15/33(b)	850	1,128,344
5.75%, 01/15/42	25	34,509
5.95%, 05/15/37	381	532,387
6.13%, 09/15/2115 (Call 03/15/2115)	502	790,255
7.13%, 10/15/31(b)	253	367,783
CSX Corp. 3.35%, 09/15/49 (Call 03/15/49)	650	670,486
3.80%, 11/01/46 (Call 05/01/46)	698	775,454
3.80%, 04/15/50 (Call 10/15/49)	310	347,974
3.95%, 05/01/50 (Call 11/01/49)	515	589,458
4.10%, 03/15/44 (Call 09/15/43)	920	1,054,509
4.25%, 11/01/66 (Call 05/01/66)	667	803,561
4.30%, 03/01/48 (Call 09/01/47)	296	350,526
4.40%, 03/01/43 (Call 09/01/42)	425	500,876
4.50%, 03/15/49 (Call 09/15/48)	480	590,032
4.50%, 08/01/54 (Call 02/01/54)(b)	366	455,132
4.65%, 03/01/68 (Call 09/01/67)	195	247,638
4.75%, 05/30/42 (Call 11/30/41)	436	546,977
4.75%, 11/15/48 (Call 05/15/48)	420	532,282
5.50%, 04/15/41 (Call 10/15/40)	450	608,774
6.00%, 10/01/36	499	701,124
6.15%, 05/01/37	523	730,134
6.22%, 04/30/40	697	1,004,962
Empresa de los Ferrocarriles del Estado, 3.07%, 08/18/50
(Call 02/18/50)(a)	680	613,136
Empresa de Transporte de Pasajeros Metro SA 4.70%, 05/07/50 (Call 11/07/49)(a)(b)	965	1,145,938
5.00%, 01/25/47 (Call 07/25/46)(a)	400	475,752
FedEx Corp. 3.88%, 08/01/42	420	454,238
3.90%, 02/01/35(b)	599	676,383
4.05%, 02/15/48 (Call 08/15/47)	939	1,028,760
4.10%, 04/15/43(b)	432	483,436
4.10%, 02/01/45(b)	588	643,653
4.40%, 01/15/47 (Call 07/15/46)	645	734,009
4.50%, 02/01/65	25	27,697
4.55%, 04/01/46 (Call 10/01/45)	952	1,113,803
4.75%, 11/15/45 (Call 05/15/45)	995	1,204,595
4.90%, 01/15/34(b)	535	666,130
4.95%, 10/17/48 (Call 04/17/48)	806	999,602
5.10%, 01/15/44	695	869,801
5.25%, 05/15/50 (Call 11/15/49)	1,074	1,383,215
Kansas City Southern 3.50%, 05/01/50 (Call 11/01/49)	200	206,989
4.20%, 11/15/69 (Call 05/15/69)	710	771,265
4.30%, 05/15/43 (Call 11/15/42)	560	630,518
4.70%, 05/01/48 (Call 11/01/47)	178	213,113
4.95%, 08/15/45 (Call 02/15/45)	315	389,477
Norfolk Southern Corp. 3.05%, 05/15/50 (Call 11/15/49)	851	842,914
3.16%, 05/15/55 (Call 11/15/54)	915	898,599
3.40%, 11/01/49 (Call 05/01/49)	90	94,522

Security	Par (000)	Value

Transportation (continued)
3.94%, 11/01/47 (Call 05/01/47)	$333	$379,062
3.95%, 10/01/42 (Call 04/01/42)(b)	440	507,146
4.05%, 08/15/52 (Call 02/15/52)	888	1,025,649
4.10%, 05/15/49 (Call 11/15/48)	500	577,474
4.15%, 02/28/48 (Call 08/28/47)	735	857,419
4.45%, 06/15/45 (Call 12/15/44)	480	593,209
4.65%, 01/15/46 (Call 07/15/45)	520	651,494
4.84%, 10/01/41	615	784,921
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(a)	415	485,550
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	38,097
TTX Co. 4.20%, 07/01/46 (Call 01/01/46)(a)	250	290,672
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	265	328,783
Union Pacific Corp. 2.97%, 09/16/62 (Call 03/16/62)(a)	820	762,933
3.25%, 02/05/50 (Call 08/05/49)	1,432	1,478,631
3.35%, 08/15/46 (Call 02/15/46)	495	512,224
3.38%, 02/01/35 (Call 08/01/34)(b)	888	983,730
3.55%, 08/15/39 (Call 02/15/39)	625	692,138
3.60%, 09/15/37 (Call 03/15/37)(b)	587	648,560
3.75%, 02/05/70 (Call 08/05/69)	155	167,531
3.80%, 10/01/51 (Call 04/01/51)	1,103	1,235,978
3.84%, 03/20/60 (Call 09/20/59)	368	409,798
3.88%, 02/01/55 (Call 08/01/54)	500	552,547
3.95%, 08/15/59 (Call 02/15/59)	181	203,887
4.00%, 04/15/47 (Call 10/15/46)	255	290,514
4.05%, 11/15/45 (Call 05/15/45)	615	704,758
4.05%, 03/01/46 (Call 09/01/45)	605	697,233
4.10%, 09/15/67 (Call 03/15/67)	648	745,303
4.15%, 01/15/45 (Call 07/15/44)	255	294,615
4.30%, 03/01/49 (Call 09/01/48)	823	983,031
4.38%, 09/10/38 (Call 03/10/38)	751	903,998
4.38%, 11/15/65 (Call 05/15/65)	471	575,970
4.50%, 09/10/48 (Call 03/10/48)	460	567,641
United Parcel Service Inc. 3.40%, 11/15/46 (Call 05/15/46)	210	227,161
3.40%, 09/01/49 (Call 03/01/49)(b)	780	839,262
3.63%, 10/01/42	515	582,619
3.75%, 11/15/47 (Call 05/15/47)	1,142	1,286,928
4.25%, 03/15/49 (Call 09/15/48)(b)	730	892,776
4.88%, 11/15/40 (Call 05/15/40)	570	734,590
5.20%, 04/01/40 (Call 10/01/39)	505	671,378
5.30%, 04/01/50 (Call 10/01/49)	668	924,803
6.20%, 01/15/38	1,405	2,041,133

		79,051,020

Trucking & Leasing — 0.0%
GATX Corp. 4.50%, 03/30/45 (Call 09/30/44)(b)	230	259,441
5.20%, 03/15/44 (Call 09/15/43)	234	294,802

		554,243

Water — 0.2%
American Water Capital Corp. 3.45%, 05/01/50 (Call 11/01/49)	240	258,284
3.75%, 09/01/47 (Call 03/01/47)	658	738,729
4.00%, 12/01/46 (Call 06/01/46)	285	330,172
4.15%, 06/01/49 (Call 12/01/48)(b)	495	592,363
4.20%, 09/01/48 (Call 03/01/48)(b)	799	976,868
4.30%, 12/01/42 (Call 06/01/42)	226	267,926
4.30%, 09/01/45 (Call 03/01/45)	481	578,263

186	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
6.59%, 10/15/37	$432	$633,220
Essential Utilities Inc. 3.35%, 04/15/50 (Call 10/15/49)	594	609,925
4.28%, 05/01/49 (Call 11/01/48)	460	537,490
Veolia Environnement SA, 6.75%, 06/01/38	118	165,332

		5,688,572

Total Corporate Bonds & Notes — 97.7% (Cost: $2,311,518,655)		2,348,507,302

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(f)(g)(h)	144,125	144,211,933
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	36,087	36,087,000

		180,298,933

Total Short-Term Investments — 7.5% (Cost: $180,233,550)		180,298,933

Total Investments in Securities — 105.2% (Cost: $2,491,752,205)		2,528,806,235

Other Assets, Less Liabilities — (5.2)%		(124,898,427)

Net Assets — 100.0%		$2,403,907,808

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$158,289,593	$—		$(14,089,434	)(a)	$4,831	$6,943	$144,211,933	144,125	$496,126	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,587,000	6,500,000	(a)	—		—	—	36,087,000	36,087	46,096		—

						$4,831	$6,943	$180,298,933		$542,222		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	187

Schedule of Investments (continued) February 28, 2021	iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,348,507,302	$—	$2,348,507,302
Money Market Funds	180,298,933	—	—	180,298,933

	$180,298,933	$2,348,507,302	$—	$2,528,806,235

See notes to financial statements.

188	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2021

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,815,213,049	$22,421,110,756	$10,897,451,667	$2,348,507,302
Affiliated(c)	531,183,085	1,260,092,825	1,108,846,059	180,298,933
Cash	112,193	60,410	52,840	17,306
Receivables:
Investments sold	2,331,280	243,314,575	7,500,173	2,930,470
Securities lending income — Affiliated	76,710	191,474	156,293	25,175
Capital shares sold	2,224,281	2,362,603	2,413,560	1,563,741
Dividends	783	2,299	1,707	450
Interest	54,425,410	185,047,810	98,014,882	25,299,359

Total assets	6,405,566,791	24,112,182,752	12,114,437,181	2,558,642,736

LIABILITIES
Collateral on securities loaned, at value	468,288,991	1,123,535,841	951,271,090	144,133,475
Payables:
Investments purchased	23,382,182	258,298,283	99,145,300	9,183,919
Capital shares redeemed	364,612	2,690,401	112,209	1,313,253
Investment advisory fees	273,156	971,887	476,022	104,281

Total liabilities	492,308,941	1,385,496,412	1,051,004,621	154,734,928

NET ASSETS	$5,913,257,850	$22,726,686,340	$11,063,432,560	$2,403,907,808

NET ASSETS CONSIST OF:
Paid-in capital	$5,789,802,277	$22,208,295,110	$10,774,588,171	$2,376,565,083
Accumulated earnings	123,455,573	518,391,230	288,844,389	27,342,725

NET ASSETS	$5,913,257,850	$22,726,686,340	$11,063,432,560	$2,403,907,808

Shares outstanding	98,400,000	414,100,000	183,350,000	35,000,000

Net asset value	$60.09	$54.88	$60.34	$68.68

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$459,103,337	$1,082,713,023	$928,701,226	$142,502,973
(b) Investments, at cost — Unaffiliated	$5,698,993,809	$21,911,393,680	$10,628,155,988	$2,311,518,655
(c) Investments, at cost — Affiliated	$531,020,983	$1,259,725,557	$1,108,509,391	$180,233,550

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	189

Statements of Operations

Year Ended February 28, 2021

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF	iShares 10+ Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$70,881	$891,356	$187,435	$46,096
Interest — Unaffiliated	144,544,395	419,861,820	274,291,780	69,194,957
Securities lending income — Affiliated — net	1,493,740	3,141,422	3,003,237	496,126
Other income — Unaffiliated	16,340	42,396	22,670	8,026

Total investment income	146,125,356	423,936,994	277,505,122	69,745,205

EXPENSES
Investment advisory fees	3,098,584	10,705,449	5,827,292	1,169,310
Miscellaneous	264	264	264	264

Total expenses	3,098,848	10,705,713	5,827,556	1,169,574

Net investment income	143,026,508	413,231,281	271,677,566	68,575,631

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	3,095,871	76,423,720	54,696,721	(2,368,887)
Investments — Affiliated	(113,256)	(243,131)	(252,516)	4,831
In-kind redemptions — Unaffiliated	135,595,649	46,501,611	295,781,976	34,800,660

Net realized gain	138,578,264	122,682,200	350,226,181	32,436,604

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(147,548,121)	66,186,179	(305,014,510)	(140,299,367)
Investments — Affiliated	(40,086)	(31,223)	(142,310)	6,943

Net change in unrealized appreciation (depreciation)	(147,588,207)	66,154,956	(305,156,820)	(140,292,424)

Net realized and unrealized gain (loss)	(9,009,943)	188,837,156	45,069,361	(107,855,820)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,016,565	$602,068,437	$316,746,927	$(39,280,189)

See notes to financial statements.

190	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF		iShares 1-5 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$143,026,508	$122,688,816	$413,231,281	$382,270,788
Net realized gain	138,578,264	105,232,658	122,682,200	57,967,419
Net change in unrealized appreciation (depreciation)	(147,588,207)	276,759,931	66,154,956	417,285,866

Net increase in net assets resulting from operations	134,016,565	504,681,405	602,068,437	857,524,073

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(143,976,779)	(119,420,671)	(426,216,260)	(377,300,638)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,645,958,827	1,212,514,332	8,290,374,152	3,492,351,645

NET ASSETS
Total increase in net assets	1,635,998,613	1,597,775,066	8,466,226,329	3,972,575,080
Beginning of year	4,277,259,237	2,679,484,171	14,260,460,011	10,287,884,931

End of year	$5,913,257,850	$4,277,259,237	$22,726,686,340	$14,260,460,011

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	191

Statements of Changes in Net Assets  (continued)

	iShares 5-10 Year Investment Grade Corporate Bond ETF		iShares 10+ Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$271,677,566	$266,811,812	$68,575,631	$55,494,470
Net realized gain	350,226,181	173,558,903	32,436,604	45,535,439
Net change in unrealized appreciation (depreciation)	(305,156,820)	578,296,487	(140,292,424)	200,407,133

Net increase (decrease) in net assets resulting from operations	316,746,927	1,018,667,202	(39,280,189)	301,437,042

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(279,488,857)	(258,084,081)	(68,171,003)	(51,645,393)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,638,423,950	3,083,356,041	389,345,093	1,283,334,387

NET ASSETS
Total increase in net assets	1,675,682,020	3,843,939,162	281,893,901	1,533,126,036
Beginning of year	9,387,750,540	5,543,811,378	2,122,013,907	588,887,871

End of year	$11,063,432,560	$9,387,750,540	$2,403,907,808	$2,122,013,907

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

192	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19(a)	Year Ended 02/28/18(a)	Year Ended 02/28/17(a)

Net asset value, beginning of year	$60.20	$53.97	$54.46	$55.09	$53.84

Net investment income(b)	1.67	1.97	1.95	1.71	1.72
Net realized and unrealized gain (loss)(c)	(0.06)	6.21	(0.59)	(0.65)	1.25

Net increase from investment operations	1.61	8.18	1.36	1.06	2.97

Distributions(d)
From net investment income	(1.72)	(1.95)	(1.85)	(1.69)	(1.72)

Total distributions	(1.72)	(1.95)	(1.85)	(1.69)	(1.72)

Net asset value, end of year	$60.09	$60.20	$53.97	$54.46	$55.09

Total Return
Based on net asset value	2.70%	15.41%	2.59%	1.92%	5.54%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.08%	0.15%	0.15%

Total expenses after fees waived	0.06%	0.06%	0.08%	0.15%	0.15%

Net investment income	2.77%	3.44%	3.65%	3.08%	3.10%

Supplemental Data
Net assets, end of year (000)	$5,913,258	$4,277,259	$2,679,484	$1,475,864	$1,299,988

Portfolio turnover rate(e)	13%	13%	27%	11%	12%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	193

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19(a)	Year Ended 02/28/18(a)	Year Ended 02/28/17(a)

Net asset value, beginning of year	$54.36	$52.28	$51.95	$52.60	$52.36

Net investment income(b)	1.19	1.64	1.37	0.89	0.79
Net realized and unrealized gain (loss)(c)	0.60	2.08	0.29	(0.66)	0.22

Net increase from investment operations	1.79	3.72	1.66	0.23	1.01

Distributions(d)
From net investment income	(1.27)	(1.64)	(1.33)	(0.88)	(0.77)

Total distributions	(1.27)	(1.64)	(1.33)	(0.88)	(0.77)

Net asset value, end of year	$54.88	$54.36	$52.28	$51.95	$52.60

Total Return
Based on net asset value	3.32%	7.21%	3.26%	0.42%	1.93%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.10%	0.20%	0.20%

Total expenses after fees waived	0.06%	0.06%	0.09%	0.20%	0.20%

Net investment income	2.18%	3.08%	2.64%	1.69%	1.49%

Supplemental Data
Net assets, end of year (000)	$22,726,686	$14,260,460	$10,287,885	$10,918,970	$11,334,226

Portfolio turnover rate(e)	29%	38%	80%	46%	35%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

194	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19(a)	Year Ended 02/28/18(a)	Year Ended 02/28/17(a)

Net asset value, beginning of year	$59.76	$53.88	$53.64	$54.53	$54.06

Net investment income(b)	1.58	2.00	1.83	1.40	1.34
Net realized and unrealized gain (loss)(c)	0.65	5.86	0.26	(0.91)	0.46

Net increase from investment operations	2.23	7.86	2.09	0.49	1.80

Distributions(d)
From net investment income	(1.65)	(1.98)	(1.85)	(1.38)	(1.33)

Total distributions	(1.65)	(1.98)	(1.85)	(1.38)	(1.33)

Net asset value, end of year	$60.34	$59.76	$53.88	$53.64	$54.53

Total Return
Based on net asset value	3.79%	14.83%	4.01%	0.87%	3.34%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.11%	0.20%	0.20%

Total expenses after fees waived	0.06%	0.06%	0.10%	0.20%	0.20%

Net investment income	2.64%	3.49%	3.45%	2.56%	2.44%

Supplemental Data
Net assets, end of year (000)	$11,063,433	$9,387,751	$5,543,811	$7,192,788	$6,898,236

Portfolio turnover rate(e)	23%	26%	86%	21%	16%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	195

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/21	02/29/20	02/28/19	02/28/18	02/28/17

Net asset value, beginning of year	$70.27	$57.73	$60.06	$59.77	$56.51

Net investment income(a)	2.31	2.54	2.56	2.48	2.48
Net realized and unrealized gain (loss)(b)	(1.57)	12.48	(2.31)	0.30	3.25

Net increase from investment operations	0.74	15.02	0.25	2.78	5.73

Distributions(c)
From net investment income	(2.33)	(2.48)	(2.58)	(2.49)	(2.47)

Total distributions	(2.33)	(2.48)	(2.58)	(2.49)	(2.47)

Net asset value, end of year	$68.68	$70.27	$57.73	$60.06	$59.77

Total Return
Based on net asset value	1.05%	26.50%	0.53%	4.65%	10.21%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.11%	0.20%	0.20%

Total expenses after fees waived	0.06%	0.06%	0.10%	0.20%	0.20%

Net investment income	3.32%	3.89%	4.44%	4.05%	4.10%

Supplemental Data
Net assets, end of year (000)	$2,403,908	$2,122,014	$588,888	$714,682	$830,758

Portfolio turnover rate(d)	10%	15%	24%	12%	10%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

196	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond(a)	Diversified
5-10 Year Investment Grade Corporate Bond(b)	Diversified
10+ Year Investment Grade Corporate Bond(c)	Diversified

(a)	Formerly the iShares Short-Term Corporate Bond ETF.
(b)	Formerly the iShares Intermediate-Term Corporate Bond ETF.
(c)	Formerly the iShares Long-Term Corporate Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	197

Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

198	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$57,726,298	$57,726,298	$—	$—
Barclays Capital Inc.	2,163,148	2,163,148	—	—
BMO Capital Markets	3,043,544	3,043,544	—	—
BNP Paribas Prime Brokerage International Ltd.	6,224,560	6,224,560	—	—
BofA Securities, Inc.	26,023,616	26,023,616	—	—
Citadel Clearing LLC	2,375,735	2,375,735	—	—
Citigroup Global Markets Inc.	17,513,133	17,513,133	—	—
Credit Suisse Securities (USA) LLC	26,902,538	26,902,538	—	—
Deutsche Bank Securities Inc.	4,116,531	4,116,531	—	—
Goldman Sachs & Co.	62,200,662	62,200,662	—	—
HSBC Securities (USA) Inc.	17,972,935	17,972,935	—	—
Jefferies LLC	705,545	705,545	—	—
JPMorgan Securities LLC	107,807,073	107,807,073	—	—
Morgan Stanley & Co. LLC	55,101,228	55,101,228	—	—
MUFG Securities Americas Inc.	3,386,083	3,386,083	—	—
Nomura Securities International Inc.	2,964,527	2,964,527	—	—
Pershing LLC	6,356,383	6,356,383	—	—
RBC Capital Markets LLC	29,382,043	29,382,043	—	—
Scotia Capital (USA) Inc.	2,668,672	2,668,672	—	—
TD Prime Services LLC	1,218,697	1,218,697	—	—
Wells Fargo Bank, National Association	2,676,139	2,676,139	—	—
Wells Fargo Securities LLC	20,574,247	20,574,247	—	—

	$459,103,337	$459,103,337	$—	$—

1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$115,094,563	$115,094,563	$—	$—
Barclays Capital Inc.	4,144,002	4,144,002	—	—
BMO Capital Markets	5,741,594	5,741,594	—	—
BNP Paribas Prime Brokerage International Ltd.	18,646,101	18,646,101	—	—
BofA Securities, Inc.	77,776,166	77,776,166	—	—
Citadel Clearing LLC	7,179,935	7,179,935	—	—
Citigroup Global Markets Inc.	33,455,264	33,455,264	—	—
Credit Suisse Securities (USA) LLC	55,849,614	55,849,614	—	—
Deutsche Bank Securities Inc.	3,415,300	3,415,300	—	—
Goldman Sachs & Co.	124,626,480	124,626,480	—	—
HSBC Securities (USA) Inc.	19,642,220	19,642,220	—	—
Jefferies LLC	890,787	890,787	—	—
JPMorgan Securities LLC	319,795,070	319,795,070	—	—
Morgan Stanley & Co. LLC	101,845,175	101,845,175	—	—
MUFG Securities Americas Inc.	6,375,667	6,375,667	—	—
Nomura Securities International Inc.	4,906,596	4,906,596	—	—
Pershing LLC	13,203,760	13,203,760	—	—
RBC Capital Markets LLC	65,626,084	65,626,084	—	—
Scotia Capital (USA) Inc.	9,926,914	9,926,914	—	—
TD Prime Services LLC	10,555,248	10,555,248	—	—
UBS AG	5,237,641	5,237,641	—	—
Wells Fargo Bank, National Association	6,678,994	6,678,994	—	—
Wells Fargo Securities LLC	72,099,848	72,099,848	—	—

	$1,082,713,023	$1,082,713,023	$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	199

Notes to Financial Statements   (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$167,186,312	$167,186,312	$—	$—
Barclays Capital Inc.	10,529,508	10,529,508	—	—
BMO Capital Markets	17,602,526	17,602,526	—	—
BNP Paribas Prime Brokerage International Ltd.	44,326,559	44,326,559	—	—
BofA Securities, Inc.	54,107,584	54,107,584	—	—
Citadel Clearing LLC	9,633,157	9,633,157	—	—
Citigroup Global Markets Inc.	56,728,119	56,728,119	—	—
Credit Suisse Securities (USA) LLC	48,928,146	48,928,146	—	—
Deutsche Bank Securities Inc.	8,953,648	8,953,648	—	—
HSBC Securities (USA) Inc.	26,625,837	26,625,837	—	—
Jefferies LLC	4,193,718	4,193,718	—	—
JPMorgan Securities LLC	215,332,500	215,332,500	—	—
Morgan Stanley & Co. LLC	92,028,802	92,028,802	—	—
MUFG Securities Americas Inc.	14,661,860	14,661,860	—	—
Nomura Securities International Inc.	6,374,256	6,374,256	—	—
Pershing LLC	10,286,108	10,286,108	—	—
RBC Capital Markets LLC	83,070,742	83,070,742	—	—
Scotia Capital (USA) Inc.	1,552,814	1,552,814	—	—
Wells Fargo Bank, National Association	7,802,622	7,802,622	—	—
Wells Fargo Securities LLC	48,776,408	48,776,408	—	—

	$928,701,226	$928,701,226	$—	$—

10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$20,364,893	$20,364,893	$—	$—
BNP Paribas Prime Brokerage International Ltd.	5,532,517	5,532,517	—	—
BofA Securities, Inc.	2,949,327	2,949,327	—	—
Citigroup Global Markets Inc.	5,297,134	5,297,134	—	—
Credit Suisse Securities (USA) LLC	7,588,750	7,588,750	—	—
Deutsche Bank Securities Inc.	1,316,558	1,316,558	—	—
Goldman Sachs & Co.	18,396,453	18,396,453	—	—
HSBC Securities (USA) Inc.	10,592,829	10,592,829	—	—
JPMorgan Securities LLC	31,457,661	31,457,661	—	—
Morgan Stanley & Co. LLC	22,994,029	22,994,029	—	—
MUFG Securities Americas Inc.	1,119,441	1,119,441	—	—
Nomura Securities International Inc.	2,289,899	2,289,899	—	—
Pershing LLC	3,076,513	3,076,513	—	—
Scotia Capital (USA) Inc.	400,218	400,218	—	—
Wells Fargo Bank, National Association	1,807,531	1,807,531	—	—
Wells Fargo Securities LLC	7,319,220	7,319,220	—	—

	$142,502,973	$142,502,973	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Broad USD Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

200	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For its investment advisory services to the iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Broad USD Investment Grade Corporate Bond	$467,393
1-5 Year Investment Grade Corporate Bond	993,034
5-10 Year Investment Grade Corporate Bond	928,315
10+ Year Investment Grade Corporate Bond	154,810

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Broad USD Investment Grade Corporate Bond	$9,734,181	$39,082,695	$(7,292,448)
1-5 Year Investment Grade Corporate Bond	1,406,892,050	158,023,892	(7,153,196)
5-10 Year Investment Grade Corporate Bond	25,767,736	1,287,388,321	59,420,624
10+ Year Investment Grade Corporate Bond	3,553,042	18,688,821	(4,074,554)

N O T E S T O F I N A N C I A L S T A T E M E N T S	201

Notes to Financial Statements  (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$750,682,228	$677,263,920
1-5 Year Investment Grade Corporate Bond	5,894,203,585	5,423,491,025
5-10 Year Investment Grade Corporate Bond	2,445,894,449	2,368,560,765
10+ Year Investment Grade Corporate Bond	244,597,037	206,612,397

For the year ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$4,055,370,593	$2,455,900,758
1-5 Year Investment Grade Corporate Bond	10,988,231,614	2,937,406,969
5-10 Year Investment Grade Corporate Bond	6,274,304,365	4,686,121,161
10+ Year Investment Grade Corporate Bond	1,116,593,412	752,369,727

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Broad USD Investment Grade Corporate Bond	$136,951,593	$(136,951,593)
1-5 Year Investment Grade Corporate Bond	46,379,022	(46,379,022)
5-10 Year Investment Grade Corporate Bond	295,693,416	(295,693,416)
10+ Year Investment Grade Corporate Bond	35,585,375	(35,585,375)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20
Broad USD Investment Grade Corporate Bond
Ordinary income	$143,976,779	$119,420,671

1-5 Year Investment Grade Corporate Bond
Ordinary income	$426,216,260	$377,300,638

5-10 Year Investment Grade Corporate Bond
Ordinary income	$279,488,857	$258,084,081

10+ Year Investment Grade Corporate Bond
Ordinary income	$68,171,003	$51,645,393

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

202	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Broad USD Investment Grade Corporate Bond	$11,417,299	$—	$(3,217,327)	$115,255,601	$123,455,573
1-5 Year Investment Grade Corporate Bond	30,603,507	—	(13,108,668)	500,896,391	518,391,230
5-10 Year Investment Grade Corporate Bond	21,148,308	655,502	—	267,040,579	288,844,389
10+ Year Investment Grade Corporate Bond	6,752,726	—	(16,168,823)	36,758,822	27,342,725

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the classification of investments and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Broad USD Investment Grade Corporate Bond	$3,217,327
1-5 Year Investment Grade Corporate Bond	13,108,668
10+ Year Investment Grade Corporate Bond	16,168,823

For the year ended February 28, 2021, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
Broad USD Investment Grade Corporate Bond	$2,390,252
1-5 Year Investment Grade Corporate Bond	73,742,378
5-10 Year Investment Grade Corporate Bond	52,347,749

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$6,231,140,533	$166,586,086	$(51,330,485)	$115,255,601
1-5 Year Investment Grade Corporate Bond	23,180,307,190	525,503,029	(24,606,638)	500,896,391
5-10 Year Investment Grade Corporate Bond	11,739,257,147	320,920,535	(53,879,956)	267,040,579
10+ Year Investment Grade Corporate Bond	2,492,047,413	77,017,619	(40,258,797)	36,758,822

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

N O T E S T O F I N A N C I A L S T A T E M E N T S	203

Notes to Financial Statements  (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount

Broad USD Investment Grade Corporate Bond
Shares sold	69,700,000	$4,189,096,038	56,300,000	$3,221,468,890
Shares redeemed	(42,350,000)	(2,543,137,211)	(34,900,000)	(2,008,954,558)

Net increase	27,350,000	$1,645,958,827	21,400,000	$1,212,514,332

1-5 Year Investment Grade Corporate Bond
Shares sold	209,200,000	$11,358,159,102	86,950,000	$4,631,199,318
Shares redeemed	(57,450,000)	(3,067,784,950)	(21,400,000)	(1,138,847,673)

Net increase	151,750,000	$8,290,374,152	65,550,000	$3,492,351,645

5-10 Year Investment Grade Corporate Bond
Shares sold	107,450,000	$6,467,101,127	77,700,000	$4,456,064,518
Shares redeemed	(81,200,000)	(4,828,677,177)	(23,500,000)	(1,372,708,477)

Net increase	26,250,000	$1,638,423,950	54,200,000	$3,083,356,041

10+ Year Investment Grade Corporate Bond
Shares sold	16,400,000	$1,160,964,732	26,300,000	$1,702,397,129
Shares redeemed	(11,600,000)	(771,619,639)	(6,300,000)	(419,062,742)

Net increase	4,800,000	$389,345,093	20,000,000	$1,283,334,387

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

204	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	205

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Broad USD Investment Grade Corporate Bond ETF,

iShares 1-5 Year Investment Grade Corporate Bond ETF,

iShares 5-10 Year Investment Grade Corporate Bond ETF and

iShares 10+ Year Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Broad USD Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

206	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends
Broad USD Investment Grade Corporate Bond	$144,618,427
1-5 Year Investment Grade Corporate Bond	423,077,808
5-10 Year Investment Grade Corporate Bond	274,645,660
10+ Year Investment Grade Corporate Bond	68,718,097

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Broad USD Investment Grade Corporate Bond	$103,512,958
1-5 Year Investment Grade Corporate Bond	278,964,740
5-10 Year Investment Grade Corporate Bond	186,728,051
10+ Year Investment Grade Corporate Bond	53,710,059

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest
Broad USD Investment Grade Corporate Bond	$44,364
1-5 Year Investment Grade Corporate Bond	555,782
5-10 Year Investment Grade Corporate Bond	117,338
10+ Year Investment Grade Corporate Bond	28,976

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 28, 2021:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
5-10 Year Investment Grade Corporate Bond	$173,080

I M P O R T A N T T A X I N F O R M A T I O N	207

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Broad USD Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

208	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Broad USD Investment Grade Corporate Bond(a)	$1.710039	$—	$0.006762	$1.716801	100%	—%	—	%(b)	100%
1-5 Year Investment Grade Corporate Bond(a)	1.254373	—	0.014782	1.269155	99	—	1		100
5-10 Year Investment Grade Corporate Bond(a)	1.647311	—	0.004444	1.651755	100	—	—	(b)	100
10+ Year Investment Grade Corporate Bond	2.325043	—	—	2.325043	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares 1-5 Year Investment Grade Corporate Bond ETF and the iShares 5-10 Year Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

S U P P L E M E N T A L I N F O R M A T I O N	209

Supplemental Information (unaudited) (continued)

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 1-5 Year Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2020 is USD 1.73 million. This figure is comprised of fixed remuneration of USD 806.24 thousand and variable remuneration of USD 925.12 thousand. There were a total of 490 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 1-5 Year Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2020, to its senior management was USD 282.04 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 22.77 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 5-10 Year Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2020 is USD 863.29 thousand. This figure is comprised of fixed remuneration of USD 402.01 thousand and variable remuneration of USD 461.28 thousand. There were a total of 490 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 5-10 Year Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2020, to its senior management was USD 140.63 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 11.35 thousand.

210	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	211

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

212	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	213

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

PJSC	Public Joint Stock Company

214	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-212-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares Agency Bond ETF | AGZ | NYSE Arca
•	iShares Government/Credit Bond ETF | GBF | NYSE Arca
•	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX
•	iShares MBS ETF | MBB | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. government and high-quality corporate bonds, as represented by the Bloomberg Barclays Government/Credit Bond Index, advanced 1.31% during the 12 months ended February 28, 2021 (“reporting period”), marginally trailing the 1.38% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). As the reporting period began, the extent of the virus’s spread was becoming apparent, and uncertainty led investors to move toward the most highly rated segments of financial markets. Consequently, U.S. Treasury yields dropped significantly, with the 10-year U.S. Treasury yield reaching an all-time low in March 2020. However, as mass vaccinations began and the outlook for growth improved in early 2021, yields rose significantly. Higher inflation expectations near the end of the reporting period and record issuance of U.S. Treasuries weighed on bond prices, resulting in negative U.S. Treasury returns for the reporting period.

Corporate bond prices were also significantly impacted by the economic disruption. In March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, investment-grade bonds. However, later Fed actions to support the corporate bond market and signs that defaults could be lower than anticipated drove a recovery in corporate bond prices amid record-high issuance. Investment-grade bonds finished the reporting period with positive returns overall, benefiting from an improving economic outlook.

Securitized bonds also advanced, particularly mortgage-backed securities (“MBS”). Fed support for the MBS market boosted prices despite increased refinancing activity due to low mortgage rates.

4	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.77%	2.64%	2.46%	1.77%	13.93%	27.55%
Fund Market	1.64	2.66	2.48	1.64	14.03	27.80
Index	1.35	2.65	2.50	1.35	13.97	28.05

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 992.90	$ 0.99		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	77.2%
Foreign Government Obligations	20.4
Corporate Bonds & Notes	2.4

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	3.9%
1-5 Years	77.7
5-10 Years	7.8
10-15 Years	1.3
15-20 Years	8.0
More than 20 Years	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.99%	3.70%	3.64%	0.99%	19.93%	43.04%
Fund Market	0.82	3.64	3.64	0.82	19.56	42.93
Index	1.31	3.93	3.86	1.31	21.23	46.04

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 978.00	$ 0.98		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

6	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021 (continued)	iShares® Government/Credit Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	58.3%
Aa	4.3
A	16.0
Baa	20.3
Ba	0.5
Not Rated	0.6

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	55.4%
Corporate Bonds & Notes	39.0
Foreign Government Obligations	4.6
Municipal Debt Obligations	1.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.11%	2.87%	2.76%	2.11%	15.21%	31.26%
Fund Market	2.11	2.82	2.73	2.11	14.91	30.95
Index	2.35	3.06	2.96	2.35	16.26	33.83

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 992.20	$ 0.99		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

8	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021 (continued)	iShares® Intermediate Government/Credit Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	63.9%
Aa	3.4
A	14.6
Baa	17.1
Ba	0.4
Not Rated	0.6

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	60.8%
Corporate Bonds & Notes	34.9
Foreign Government Obligations	4.1
Municipal Debt Obligations	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2021	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.62%	2.47%	2.72%	1.62%	12.96%	30.82%
Fund Market	1.52	2.45	2.70	1.52	12.86	30.54
Index	1.49	2.59	2.91	1.49	13.64	33.28

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 995.90	$ 0.20		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

10	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021 (continued)	iShares® MBS ETF

Portfolio Information

ALLOCATION BY ISSUER

Issuer	Percentage of Total Investments	(a)

Uniform Mortgage-Backed Securities	45.1%
Government National Mortgage Association	23.2
Federal Home Loan Mortgage Corp.	15.9
Federal National Mortgage Association	15.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	0.1%
5-10 Years	7.0
10-15 Years	8.4
15-20 Years	4.3
20-25 Years	9.3
25-30 Years	57.7
30-35 Years	13.1
35-40 Years	0.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.4%
Navient Solutions LLC,0.00% 10/03/22(a)	$13,567	$13,392,120
Private Export Funding Corp.
Series EE, 2.80%, 05/15/22	23	23,637
Series KK, 3.55%, 01/15/24	5,045	5,477,760

		18,893,517

Total Corporate Bonds & Notes — 2.4% (Cost: $18,290,075)		18,893,517

Foreign Government Obligations(b)

Israel — 19.9%
Israel Government AID Bond
5.13%, 11/01/24	1,200	1,399,872
5.50%, 09/18/23	29,866	33,660,177
5.50%, 12/04/23	101,106	115,252,751
5.50%, 09/18/33	4,665	6,598,363

		156,911,163

Total Foreign Government Obligations — 19.9% (Cost: $155,421,507)		156,911,163

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.7%
Federal National Mortgage Association
1.63%, 01/07/25	5,000	5,214,650
5.63%, 07/15/37	25	37,971
6.25%, 05/15/29	511	704,357

		5,956,978

U.S. Government Agency Obligations — 70.4%
Federal Farm Credit Banks Funding Corp.
0.25%, 11/27/23	4,732	4,725,139
0.25%, 02/26/24	17,310	17,284,208
0.32%, 08/10/23 (Call 08/10/21)	30,000	29,931,000
0.47%, 01/22/24 (Call 03/02/21)	6,000	6,000,000
1.75%, 07/01/22	19,865	20,261,505
1.77%, 06/26/23	600	619,938
1.85%, 08/05/22	630	643,356
Federal Home Loan Banks
0.13%, 10/21/22	27,355	27,352,538
1.38%, 02/17/23	17,560	17,979,508
1.88%, 12/09/22	3,000	3,092,160
2.00%, 09/09/22	41,000	42,155,380
2.13%, 06/09/23	15	15,652
2.38%, 03/14/25	12,000	12,851,040
2.50%, 12/09/22(c)	1,715	1,785,435
2.50%, 12/10/27	1,480	1,610,196
3.13%, 09/09/22	1,000	1,044,930
3.13%, 06/13/25	1,055	1,163,538
3.13%, 09/12/25	30	33,270
3.25%, 06/09/23	1,000	1,068,790
3.38%, 12/08/23	1,490	1,616,114
5.63%, 03/14/36	3,000	4,444,470
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(a)	42,466	40,362,659
0.00%, 12/14/29(a)	19,226	16,778,915
0.00%, 12/17/29(a)	11,250	9,776,137
0.13%, 07/25/22	17,810	17,808,753

Security	Par/Shares (000)	Value

U.S. Government Agency Obligations (continued)
0.25%, 11/06/23	$950	$949,677
0.25%, 12/04/23	130	129,928
0.38%, 09/23/25	41,965	41,335,105
Series 1, 0.00%, 11/15/38(a)	10,700	7,264,551
Federal National Mortgage Association
0.25%, 11/27/23	15,510	15,506,743
0.30%, 08/03/23 (Call 08/03/22)	103,000	103,074,160
0.38%, 08/25/25	6,000	5,921,400
0.50%, 06/17/25	5,500	5,473,160
0.63%, 04/22/25	5	5,009
1.38%, 09/06/22	11	11,206
2.75%, 06/22/21	3	3,025
2.88%, 09/12/23	9	9,596
6.03%, 10/08/27	3,491	4,552,753
6.21%, 08/06/38	2,813	4,548,199
7.13%, 01/15/30	5,000	7,373,550
7.25%, 05/15/30	8,600	12,850,808
Resolution Funding Corp. Principal Strip
0.00%, 01/15/30(a)	1,000	865,880
0.00%, 04/15/30(a)	5,000	4,292,800
Tennessee Valley Authority
2.88%, 09/15/24	12	12,996
4.25%, 09/15/65	35	47,332
4.65%, 06/15/35	750	988,770
4.88%, 01/15/48	4,413	6,276,257
5.25%, 09/15/39	7,695	10,984,997
5.38%, 04/01/56	1,700	2,703,561
5.50%, 06/15/38	9,000	13,038,930
5.88%, 04/01/36	12,500	18,500,500
6.15%, 01/15/38	225	345,355
Series A, 2.88%, 02/01/27	75	83,207
Series B, 4.70%, 07/15/33	2,000	2,616,800
Series E, 6.75%, 11/01/25	3,585	4,556,105

		554,726,991

U.S. Government Obligations — 4.4%
U.S. Treasury Bill, 0.00%, 03/02/21(a)	30,000	29,999,990
U.S. Treasury Note/Bond
0.88%, 11/15/30(c)	1,000	954,531
1.88%, 02/15/41	2,500	2,448,322
1.88%, 02/15/51	1,000	947,500

		34,350,343

Total U.S. Government & Agency Obligations — 75.5% (Cost: $590,202,232)		595,034,312

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)(f)	18,119	18,119,100

Total Short-Term Investments — 2.3% (Cost: $18,119,100)		18,119,100

Total Investments in Securities — 100.1% (Cost: $782,032,914)		788,958,092

Other Assets, Less Liabilities — (0.1)%		(921,044)

Net Assets — 100.0%		$788,037,048

(a)	Zero-coupon bond.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2021	iShares® Agency Bond ETF

(b)	U.S. dollar denominated security issued by foreign domiciled entity.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$25,759,000	$—	$(7,639,900	)(a)	$—	$—	$18,119,100	18,119	$52,131	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$18,893,517	$—	$18,893,517
Foreign Government Obligations	—	156,911,163	—	156,911,163
U.S. Government & Agency Obligations	—	595,034,312	—	595,034,312
Money Market Funds	18,119,100	—	—	18,119,100

	$18,119,100	$770,838,992	$—	$788,958,092

See notes to financial statements.

14	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$65	$69,073
4.75%, 03/30/30 (Call 12/30/29)	39	46,465
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	41	41,742
4.20%, 06/01/30 (Call 03/01/30)	10	11,571
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	82	91,085
3.63%, 05/01/22	22	22,799
3.65%, 11/01/24 (Call 08/01/24)	10	10,944
WPP Finance 2010, 3.75%, 09/19/24	44	48,402

		342,081

Aerospace & Defense — 0.8%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	100	100,177
2.80%, 03/01/27 (Call 12/01/26)	150	154,732
3.10%, 05/01/26 (Call 03/01/26)	170	178,466
3.85%, 11/01/48 (Call 05/01/48)	55	53,772
5.71%, 05/01/40 (Call 11/01/39)	60	75,454
5.81%, 05/01/50 (Call 11/01/49)	50	64,467
5.93%, 05/01/60 (Call 11/01/59)	141	185,273
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)	100	112,234
3.63%, 04/01/30 (Call 01/01/30)	200	227,796
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	100	116,499
4.85%, 04/27/35 (Call 10/27/34)	25	31,388
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	100	114,348
4.09%, 09/15/52 (Call 03/15/52)	75	90,049
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	120	130,705
3.85%, 04/15/45 (Call 10/15/44)	50	55,963
5.25%, 05/01/50 (Call 11/01/49)	50	68,166
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	133	153,273
4.63%, 11/16/48 (Call 05/16/48)	150	185,541
6.13%, 07/15/38	50	70,376

		2,168,679

Agriculture — 0.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	50	52,857
3.40%, 05/06/30 (Call 02/06/30)	10	10,710
3.88%, 09/16/46 (Call 03/16/46)	65	63,276
4.45%, 05/06/50 (Call 11/06/49)	106	112,293
4.50%, 05/02/43	50	54,176
5.95%, 02/14/49 (Call 08/14/48)	5	6,377
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	104	111,117
3.25%, 03/27/30 (Call 12/27/29)	39	43,310
3.75%, 09/15/47 (Call 03/15/47)	10	11,640
4.54%, 03/26/42	15	19,032
5.38%, 09/15/35	29	39,473
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	87	92,582
3.22%, 08/15/24 (Call 06/15/24)	167	179,246
3.98%, 09/25/50 (Call 03/25/50)	65	61,803
4.54%, 08/15/47 (Call 02/15/47)	50	51,299

Security	Par (000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	$81	$87,746
3.75%, 09/25/27 (Call 06/25/27)	25	28,005
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	100	99,736
3.13%, 08/17/27 (Call 05/17/27)	49	53,733
4.25%, 11/10/44	56	64,390
4.38%, 11/15/41	5	5,859
4.50%, 03/20/42	5	5,915
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	50	55,834
4.85%, 09/15/23	46	50,886
5.70%, 08/15/35 (Call 02/15/35)	70	84,683
5.85%, 08/15/45 (Call 02/12/45)	50	59,525
7.25%, 06/15/37	10	13,206

		1,518,709

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-3, Class AA, 3.00%, 04/15/30	12	12,240
Series 2019-1, Class AA, 3.15%, 02/15/32	30	30,076
Continental Airlines 2012-2 Class A Pass Through Trust,
Series 2012-2, Class A, 4.00%, 04/29/26	10	10,034
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	30	29,890
5.25%, 05/04/25 (Call 04/04/25)	125	143,362
United Airlines Pass Through Trust
Series 2018-1, Class AA, 3.50%, 09/01/31	9	9,226
Series 2019, Class AA, 4.15%, 02/25/33	9	8,900

		243,728

Apparel — 0.1%
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	75	79,564
3.38%, 03/27/50 (Call 09/27/49)	39	42,721
3.88%, 11/01/45 (Call 05/01/45)	50	58,595
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	35	38,624
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	25	25,557

		245,061

Auto Manufacturers — 0.5%
American Honda Finance Corp.
2.05%, 01/10/23	20	20,626
2.30%, 09/09/26	30	31,828
3.50%, 02/15/28	33	37,101
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	50	47,890
Daimler Finance North America LLC, 8.50%, 01/18/31	25	38,202
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	69	77,229
5.15%, 04/01/38 (Call 10/01/37)	59	70,011
5.20%, 04/01/45	50	58,727
6.80%, 10/01/27 (Call 08/01/27)	25	31,673
General Motors Financial Co. Inc.
3.55%, 07/08/22	222	230,449
4.00%, 01/15/25 (Call 10/15/24)	5	5,452
4.00%, 10/06/26 (Call 07/06/26)	305	338,541
4.35%, 04/09/25 (Call 02/09/25)	123	136,509
5.65%, 01/17/29 (Call 10/17/28)	25	30,516
PACCAR Financial Corp., 2.30%, 08/10/22	5	5,146
Toyota Motor Corp.
3.42%, 07/20/23	48	51,470
3.67%, 07/20/28	25	28,415

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp. 2.15%, 09/08/22	$23	$23,656
2.15%, 02/13/30	50	51,349
3.05%, 01/11/28	100	109,291
3.38%, 04/01/30	25	27,790
3.40%, 04/14/25	25	27,468
3.65%, 01/08/29	25	28,492

		1,507,831

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	37	40,522
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	50	52,941
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	35	38,676
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	25	27,191

		159,330

Banks — 7.6%
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	25	24,796
Banco Santander SA, 2.75%, 12/03/30	200	197,170
Bank of America Corp. 2.02%, 02/13/26 (Call 02/13/25)(a)	50	51,674
2.46%, 10/22/25 (Call 10/22/24)(a)	212	224,341
2.50%, 02/13/31 (Call 02/13/30)(a)	200	204,912
3.19%, 07/23/30 (Call 07/23/29)(a)	172	185,908
3.37%, 01/23/26 (Call 01/23/25)(a)	50	54,351
3.42%, 12/20/28 (Call 12/20/27)(a)	200	220,714
3.50%, 04/19/26	50	55,660
3.55%, 03/05/24 (Call 03/05/23)(a)	100	106,098
3.59%, 07/21/28 (Call 07/21/27)(a)	139	154,853
3.97%, 03/05/29 (Call 03/05/28)(a)	107	121,360
4.08%, 04/23/40 (Call 04/23/39)(a)	50	57,740
4.08%, 03/20/51 (Call 03/20/50)(a)	200	232,126
4.33%, 03/15/50 (Call 03/15/49)(a)	50	59,451
4.88%, 04/01/44	75	96,896
5.88%, 02/07/42	50	70,913
Series L, 3.95%, 04/21/25	200	221,336
Bank of Montreal 2.90%, 03/26/22	55	56,564
Series E, 3.30%, 02/05/24	153	165,009
Bank of New York Mellon Corp. (The) 1.95%, 08/23/22	75	76,885
2.95%, 01/29/23 (Call 12/29/22)	26	27,263
3.00%, 10/30/28 (Call 07/30/28)	88	95,627
3.25%, 05/16/27 (Call 02/16/27)	69	76,619
3.50%, 04/28/23	90	96,138
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	283	308,430
Bank of Nova Scotia (The) 1.95%, 02/01/23	176	181,377
4.50%, 12/16/25	100	114,669
Barclays PLC 2.65%, 06/24/31 (Call 06/24/30)(a)	200	201,708
4.38%, 01/12/26	250	282,540
Canadian Imperial Bank of Commerce 2.55%, 06/16/22	285	293,516
2.61%, 07/22/23 (Call 07/22/22)(a)	22	22,668
3.10%, 04/02/24	22	23,614
Capital One N.A., 2.15%, 09/06/22 (Call 05/06/22)	331	339,613
Citigroup Inc. 2.98%, 11/05/30 (Call 11/05/29)(a)	50	52,868
3.20%, 10/21/26 (Call 07/21/26)	200	218,084
3.35%, 04/24/25 (Call 04/24/24)(a)	50	53,957

Security	Par (000)	Value

Banks (continued)
3.52%, 10/27/28 (Call 10/27/27)(a)	$50	$55,229
3.70%, 01/12/26	50	55,801
4.28%, 04/24/48 (Call 04/24/47)(a)	50	60,190
4.30%, 11/20/26	25	28,517
4.41%, 03/31/31 (Call 03/31/30)(a)	200	232,398
4.60%, 03/09/26	100	114,743
4.65%, 07/30/45	50	62,693
4.65%, 07/23/48 (Call 06/23/48)	174	222,003
5.50%, 09/13/25	50	59,048
5.88%, 02/22/33	50	65,297
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	200	214,948
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	94	128,443
Credit Suisse Group AG, 4.55%, 04/17/26	250	288,197
Deutsche Bank AG/London, 3.70%, 05/30/24	52	56,081
Deutsche Bank AG/New York NY, 2.22%, 09/18/24 (Call 09/18/23)(a)	240	246,979
Fifth Third Bancorp. 3.95%, 03/14/28 (Call 02/14/28)	161	187,744
4.30%, 01/16/24 (Call 12/16/23)	145	159,397
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25)(a)	25	25,458
First Horizon Corp. 3.55%, 05/26/23 (Call 04/26/23)	25	26,478
4.00%, 05/26/25 (Call 04/26/25)	100	110,892
Goldman Sachs Group Inc. (The) 2.91%, 07/24/23 (Call 07/24/22)(a)	170	175,700
3.50%, 04/01/25 (Call 03/01/25)	200	218,954
3.75%, 02/25/26 (Call 11/25/25)	50	55,790
3.81%, 04/23/29 (Call 04/23/28)(a)	50	56,256
4.02%, 10/31/38 (Call 10/31/37)(a)	50	57,775
4.25%, 10/21/25	100	112,466
4.75%, 10/21/45 (Call 04/21/45)	225	290,367
5.15%, 05/22/45	50	66,026
6.25%, 02/01/41	50	73,462
HSBC Holdings PLC 4.30%, 03/08/26	300	340,842
4.95%, 03/31/30	200	240,512
6.50%, 09/15/37	150	210,187
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	60	67,196
JPMorgan Chase & Co. 0.65%, 09/16/24 (Call 09/16/23)(a)	200	201,264
2.08%, 04/22/26 (Call 04/22/25)(a)	100	103,791
2.52%, 04/22/31 (Call 04/22/30)(a)	200	205,422
2.74%, 10/15/30 (Call 10/15/29)(a)	166	174,458
2.96%, 05/13/31 (Call 05/13/30)(a)	100	104,409
3.11%, 04/22/51 (Call 04/22/50)(a)	100	101,867
3.22%, 03/01/25 (Call 03/01/24)(a)	200	214,876
3.25%, 09/23/22	123	128,637
3.54%, 05/01/28 (Call 05/01/27)(a)	170	189,309
3.80%, 07/23/24 (Call 07/23/23)(a)	200	215,516
3.88%, 09/10/24	100	110,590
3.90%, 01/23/49 (Call 01/23/48)(a)	155	178,740
3.96%, 11/15/48 (Call 11/15/47)(a)	100	115,739
4.03%, 07/24/48 (Call 07/24/47)(a)	50	58,251
4.95%, 06/01/45	50	65,868
KfW 0.00%, 06/29/37(b)	100	72,370
1.38%, 08/05/24	325	335,143
1.63%, 02/15/23	300	308,301

16	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.75%, 08/22/22	$121	$123,805
2.00%, 05/02/25	169	178,616
2.50%, 11/20/24	25	26,822
2.63%, 02/28/24	25	26,684
Korea Development Bank (The) 2.13%, 10/01/24	215	227,584
3.00%, 01/13/26	25	27,302
Landwirtschaftliche Rentenbank 0.88%, 09/03/30	25	23,580
1.75%, 07/27/26	98	102,292
Series 37, 2.50%, 11/15/27	99	107,318
Lloyds Banking Group PLC, 4.05%, 08/16/23	250	271,270
Mitsubishi UFJ Financial Group Inc. 2.05%, 07/17/30	200	199,016
2.67%, 07/25/22	210	216,693
3.29%, 07/25/27	250	278,250
Mizuho Financial Group Inc., 2.84%, 07/16/25 (Call 07/16/24)(a)	200	212,392
Morgan Stanley 0.56%, 11/10/23 (Call 11/10/22)(a)	118	118,168
2.70%, 01/22/31 (Call 01/22/30)(a)	260	270,179
2.75%, 05/19/22	50	51,512
3.59%, 07/22/28 (Call 07/22/27)(a)	148	165,267
3.74%, 04/24/24 (Call 04/24/23)(a)	100	106,789
4.00%, 07/23/25	300	337,425
4.88%, 11/01/22	119	127,610
5.00%, 11/24/25	200	233,754
6.38%, 07/24/42	125	190,307
MUFG Americas Holdings Corp. 3.00%, 02/10/25 (Call 01/20/25)	50	53,575
3.50%, 06/18/22	50	52,047
Natwest Group PLC, 6.00%, 12/19/23	258	292,492
Northern Trust Corp. 3.15%, 05/03/29 (Call 02/03/29)	71	78,132
3.38%, 05/08/32 (Call 05/08/27)(a)	41	44,410
Oesterreichische Kontrollbank AG 2.88%, 03/13/23	25	26,341
3.13%, 11/07/23	25	26,850
PNC Financial Services Group Inc. (The) 3.15%, 05/19/27 (Call 04/19/27)	137	151,534
3.45%, 04/23/29 (Call 01/23/29)	26	29,206
Regions Financial Corp. 2.25%, 05/18/25 (Call 04/18/25)	100	104,652
3.80%, 08/14/23 (Call 07/14/23)	25	26,916
Royal Bank of Canada 1.95%, 01/17/23	200	206,100
2.80%, 04/29/22	72	74,123
Santander Holdings USA Inc., 3.50%, 06/07/24 (Call 05/07/24)	67	72,072
Santander UK Group Holdings PLC 1.53%, 08/21/26 (Call 08/21/25)(a)	200	200,404
4.80%, 11/15/24 (Call 11/15/23)(a)	200	221,536
State Street Corp. 2.65%, 05/15/23 (Call 05/15/22)(a)	22	22,614
3.03%, 11/01/34 (Call 11/01/29)(a)	83	88,065
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26	42	44,680
2.78%, 10/18/22	22	22,860
3.10%, 01/17/23	246	258,435
3.35%, 10/18/27	33	36,239

Security	Par (000)	Value

Banks (continued)
3.36%, 07/12/27	$59	$65,191
3.45%, 01/11/27	75	83,125
3.54%, 01/17/28	25	27,768
SVB Financial Group, 3.50%, 01/29/25	141	154,092
Toronto-Dominion Bank (The), 0.75%, 06/12/23	200	201,806
Truist Bank 2.45%, 08/01/22 (Call 07/01/22)	220	226,380
3.00%, 02/02/23 (Call 01/02/23)	40	41,959
Truist Financial Corp. 1.20%, 08/05/25 (Call 07/03/25)	200	201,910
2.50%, 08/01/24 (Call 07/01/24)	96	101,696
U.S. Bancorp. 3.00%, 03/15/22 (Call 02/15/22)	80	82,156
3.10%, 04/27/26 (Call 03/27/26)	131	142,979
3.60%, 09/11/24 (Call 08/11/24)	20	21,990
Series V, 2.38%, 07/22/26 (Call 06/22/26)	191	202,557
Wells Fargo & Co. 3.00%, 10/23/26	200	216,730
3.07%, 01/24/23 (Call 01/24/22)	200	204,808
3.90%, 05/01/45	200	231,650
4.75%, 12/07/46	167	205,529
5.01%, 04/04/51 (Call 04/04/50)(a)	215	286,636
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	250	269,092
Westpac Banking Corp. 2.89%, 02/04/30 (Call 02/04/25)(a)	125	129,790
4.42%, 07/24/39	124	146,784

		21,278,614

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	100	110,967
4.70%, 02/01/36 (Call 08/01/35)	300	360,105
4.90%, 02/01/46 (Call 08/01/45)	125	150,560
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)	200	221,036
4.50%, 06/01/50 (Call 12/01/49)	50	57,772
4.60%, 04/15/48 (Call 10/15/47)	125	145,285
4.90%, 01/23/31 (Call 10/23/30)	100	122,302
5.55%, 01/23/49 (Call 07/23/48)	75	97,719
5.80%, 01/23/59 (Call 07/23/58)	66	90,817
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	45	46,177
Brown-Forman Corp., 4.00%, 04/15/38 (Call 10/15/37)	20	23,711
Coca-Cola Co. (The) 1.38%, 03/15/31 (Call 12/15/30)	193	183,937
1.45%, 06/01/27	150	150,900
2.13%, 09/06/29	75	76,829
2.75%, 06/01/60	10	9,548
2.90%, 05/25/27	24	26,223
2.95%, 03/25/25	50	54,123
3.20%, 11/01/23	132	142,201
Constellation Brands Inc. 3.70%, 12/06/26 (Call 09/06/26)	273	305,544
4.10%, 02/15/48 (Call 08/15/47)	25	28,275
4.40%, 11/15/25 (Call 09/15/25)	50	57,099
4.65%, 11/15/28 (Call 08/15/28)	44	52,174
4.75%, 11/15/24	25	28,549
4.75%, 12/01/25	25	28,996
Diageo Capital PLC 2.63%, 04/29/23 (Call 01/29/23)	44	45,885
3.88%, 04/29/43 (Call 10/29/42)	50	58,377

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc. 3.80%, 05/01/50 (Call 11/01/49)	$50	$54,655
4.42%, 05/25/25 (Call 03/25/25)	2	2,265
4.60%, 05/25/28 (Call 02/25/28)	50	58,971
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	85	90,995
PepsiCo Inc. 2.25%, 03/19/25 (Call 02/19/25)	100	105,512
2.63%, 07/29/29 (Call 04/29/29)	96	102,316
3.38%, 07/29/49 (Call 01/29/49)	115	124,637
3.50%, 03/19/40 (Call 09/19/39)	58	65,160

		3,279,622

Biotechnology — 0.6%
Amgen Inc. 2.30%, 02/25/31 (Call 11/25/30)	100	101,265
3.13%, 05/01/25 (Call 02/01/25)	153	165,309
4.40%, 05/01/45 (Call 11/01/44)	100	118,782
4.66%, 06/15/51 (Call 12/15/50)	100	125,964
Biogen Inc. 3.15%, 05/01/50 (Call 11/01/49)	50	47,713
4.05%, 09/15/25 (Call 06/15/25)	138	155,407
Gilead Sciences Inc. 3.25%, 09/01/22 (Call 07/01/22)	84	87,193
3.65%, 03/01/26 (Call 12/01/25)	100	111,023
3.70%, 04/01/24 (Call 01/01/24)	233	252,698
4.50%, 02/01/45 (Call 08/01/44)	185	220,770
4.60%, 09/01/35 (Call 03/01/35)	15	18,336
4.75%, 03/01/46 (Call 09/01/45)	51	62,896
Royalty Pharma PLC, 3.30%, 09/02/40 (Call 03/02/40)(c)	100	100,941

		1,568,297

Building Materials — 0.3%
Carrier Global Corp. 2.72%, 02/15/30 (Call 11/15/29)	200	206,640
3.58%, 04/05/50 (Call 10/05/49)	50	51,435
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	100	107,252
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	22	27,098
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	228	229,140
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	30	33,522
Masco Corp. 2.00%, 02/15/31 (Call 01/01/26)	50	48,936
4.38%, 04/01/26 (Call 01/01/26)	20	22,950
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	30	33,709

		760,682

Chemicals — 0.7%
Air Products and Chemicals Inc. 2.75%, 02/03/23	25	26,137
2.80%, 05/15/50 (Call 11/15/49)	50	48,809
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	76	84,672
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	20	21,446
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	25	26,865
Dow Chemical Co. (The) 3.50%, 10/01/24 (Call 07/01/24)	60	65,194
3.60%, 11/15/50 (Call 05/15/50)	100	103,354
4.80%, 05/15/49 (Call 11/15/48)	55	68,876

Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours Inc. 2.17%, 05/01/23	$55	$55,271
4.21%, 11/15/23 (Call 10/15/23)	58	63,567
5.32%, 11/15/38 (Call 05/15/38)	55	71,229
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	100	109,543
Ecolab Inc., 2.13%, 08/15/50 (Call 02/15/50)	50	42,584
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	150	153,823
Huntsman International LLC 4.50%, 05/01/29 (Call 02/01/29)	10	11,274
5.13%, 11/15/22 (Call 08/15/22)	115	121,726
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	135	126,151
LYB International Finance BV, 5.25%, 07/15/43	50	62,819
LYB International Finance III LLC 3.38%, 10/01/40 (Call 04/01/40)	65	66,273
3.63%, 04/01/51 (Call 04/01/50)	100	101,457
Mosaic Co. (The) 4.05%, 11/15/27 (Call 08/15/27)	38	42,930
4.25%, 11/15/23 (Call 08/15/23)	22	23,910
Nutrien Ltd. 3.15%, 10/01/22 (Call 07/01/22)	10	10,356
3.38%, 03/15/25 (Call 12/15/24)	50	54,168
4.90%, 06/01/43 (Call 12/01/42)	50	62,083
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	25	28,848
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46).	39	47,284
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	132	144,793

		1,845,442

Commercial Services — 0.5%
American University (The), Series 2019, 3.67%, 04/01/49	5	5,647
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	39	43,291
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	42	47,413
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	5	5,210
Equifax Inc. 2.60%, 12/15/25 (Call 11/15/25)	25	26,517
3.10%, 05/15/30 (Call 02/15/30)	40	42,684
3.30%, 12/15/22 (Call 09/15/22)	27	28,160
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	23,559
George Washington University (The), 4.87%, 09/15/45	46	61,033
Georgetown University (The), Series B, 4.32%, 04/01/49 (Call 10/01/48)	90	109,259
Global Payments Inc. 2.65%, 02/15/25 (Call 01/15/24)	25	26,446
3.20%, 08/15/29 (Call 05/15/29)	50	53,444
4.45%, 06/01/28 (Call 03/01/28)	38	44,329
Leland Stanford Junior University (The), 2.41%, 06/01/50 (Call 12/01/49)	5	4,801
Massachusetts Institute of Technology, Series G, 2.29%, 07/01/51 (Call 01/01/51)	5	4,632
Moody’s Corp. 3.25%, 05/20/50 (Call 11/20/49)	43	43,740
3.75%, 03/24/25 (Call 02/24/25)	25	27,630
Northeastern University, Series 2020, 2.89%, 10/01/50	5	4,938
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	30	35,638
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	100	102,703
2.20%, 09/26/22	134	137,834

18	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	$44	$47,992
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	200	211,622
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	25	26,214
3.25%, 12/01/49 (Call 06/01/49)	70	73,049
4.00%, 06/15/25 (Call 03/15/25)	30	33,548
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	5	5,944
University of Chicago (The), 4.00%, 10/01/53 (Call 04/01/53) .	15	18,008
University of Notre Dame du Lac, Series 2015, 3.44%, 02/15/45	5	5,775
University of Southern California
3.03%, 10/01/39	51	53,545
5.25%, 10/01/2111	5	7,459
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	5	5,164
4.13%, 03/15/29 (Call 12/15/28)	92	104,633
William Marsh Rice University, 3.57%, 05/15/45	5	5,804

		1,477,665

Computers — 1.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	50	50,513
Apple Inc.
0.75%, 05/11/23	100	101,005
1.65%, 02/08/31 (Call 11/08/30)	100	97,624
2.40%, 05/03/23	200	209,062
2.45%, 08/04/26 (Call 05/04/26)	200	213,076
2.65%, 05/11/50 (Call 11/11/49)	190	178,860
4.65%, 02/23/46 (Call 08/23/45)	240	307,790
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(c)	100	118,136
5.45%, 06/15/23 (Call 04/15/23)(c)	91	99,811
6.02%, 06/15/26 (Call 03/15/26)(c)	160	191,221
6.20%, 07/15/30 (Call 04/15/30)(c)	25	31,762
8.10%, 07/15/36 (Call 01/15/36)(c)	15	22,075
DXC Technology Co., 4.00%, 04/15/23	25	26,604
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	180	186,061
4.40%, 10/15/22 (Call 08/15/22)	67	70,767
6.35%, 10/15/45 (Call 04/15/45)	30	39,310
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	53	55,320
3.00%, 06/17/27 (Call 04/17/27)	50	54,114
3.40%, 06/17/30 (Call 03/17/30)	50	53,969
International Business Machines Corp.
1.88%, 08/01/22	240	245,407
2.88%, 11/09/22	100	104,339
3.00%, 05/15/24	257	276,450
3.38%, 08/01/23	100	107,380
3.50%, 05/15/29	135	149,614
4.25%, 05/15/49	100	118,509
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)(c)	25	26,223

		3,135,002

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)	10	11,983
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49
(Call 06/01/49)	50	52,691
Procter & Gamble Co. (The)
2.15%, 08/11/22	374	384,453

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.00%, 03/25/30	$200	$220,084
3.60%, 03/25/50	10	12,093
Unilever Capital Corp.
3.00%, 03/07/22	200	205,626
5.90%, 11/15/32	56	78,129

		965,059

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	80	100,088

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 07/15/25 (Call 06/15/25)	200	234,038
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)	10	10,588
Air Lease Corp.
2.88%, 01/15/26 (Call 12/15/25)	10	10,417
3.63%, 12/01/27 (Call 09/01/27)	33	35,251
4.25%, 09/15/24 (Call 06/15/24)	100	109,565
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	35	36,943
4.25%, 06/15/26 (Call 04/15/26)	25	26,540
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	500	544,015
5.13%, 09/30/24	152	173,111
8.00%, 11/01/31	10	14,239
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	72	74,147
2.65%, 12/02/22	52	54,085
2.75%, 05/20/22 (Call 04/19/22)	200	205,546
Ameriprise Financial Inc., 3.00%, 03/22/22	200	205,772
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	25	26,224
5.38%, 07/24/23	25	27,280
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	200	232,032
Capital One Financial Corp., 3.30%, 10/30/24 (Call 09/30/24) .	247	267,906
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	25	24,164
3.65%, 01/12/27 (Call 10/12/26)	50	56,284
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	88	91,717
3.20%, 01/25/28 (Call 10/25/27)	37	40,922
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	25	25,224
CME Group Inc.
3.75%, 06/15/28 (Call 03/15/28)	25	28,582
5.30%, 09/15/43 (Call 03/15/43)	69	97,313
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	37	40,460
3.85%, 11/21/22	22	23,257
3.95%, 11/06/24 (Call 08/06/24)	83	91,442
Franklin Resources Inc., 2.85%, 03/30/25	90	96,608
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	215	246,007
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	200	189,740
2.10%, 06/15/30 (Call 03/15/30)	125	124,422
International Lease Finance Corp., 5.88%, 08/15/22	22	23,583
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	33	38,651
Lazard Group LLC, 3.75%, 02/13/25	30	32,713
Legg Mason Inc., 4.75%, 03/15/26	25	29,147

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
3.38%, 04/01/24	$25	$27,201
3.85%, 03/26/50 (Call 09/26/49)	62	72,706
Raymond James Financial Inc.
3.63%, 09/15/26	124	140,307
4.65%, 04/01/30 (Call 01/01/30)	10	12,014
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	10	11,105
4.25%, 07/18/24	22	24,496
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	122	125,684
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	100	109,971
3.65%, 09/15/47 (Call 03/15/47)	75	85,615
4.30%, 12/14/45 (Call 06/14/45)	50	62,942
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	50	52,898
6.20%, 11/17/36	5	6,304

		4,319,178

Electric — 2.8%
AEP Texas Inc., Series H, 3.45%, 01/15/50 (Call 07/15/49)	50	52,078
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)(c)	10	9,871
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	293	310,454
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	10	10,830
3.25%, 03/15/50 (Call 09/15/49)	10	10,624
3.70%, 12/01/47 (Call 06/01/47)	41	46,013
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	25	26,594
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	37	40,099
Baltimore Gas & Electric Co., 3.35%, 07/01/23
(Call 04/01/23)	10	10,611
Berkshire Hathaway Energy Co.
4.05%, 04/15/25 (Call 03/15/25)(c)	10	11,163
4.25%, 10/15/50 (Call 04/15/50)(c)	150	179,194
Black Hills Corp., 2.50%, 06/15/30 (Call 03/15/30)	10	10,204
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%,
07/01/50 (Call 01/01/50)	41	40,798
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	41	43,458
Commonwealth Edison Co.
4.00%, 03/01/49 (Call 09/01/48)	10	11,782
5.90%, 03/15/36	10	13,812
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	127	150,604
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	100	113,262
Consumers Energy Co., 3.50%, 08/01/51 (Call 02/01/51)	100	111,371
Dominion Energy Inc.
Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	54,655
Series C, 4.05%, 09/15/42 (Call 03/15/42)	10	11,216
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	53,968
DTE Energy Co.
2.25%, 11/01/22	10	10,305
3.80%, 03/15/27 (Call 12/15/26)	173	194,487
Series D, 3.70%, 08/01/23 (Call 07/01/23)	66	70,899
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	200	206,350
3.75%, 09/01/46 (Call 03/01/46)	122	129,361
4.20%, 06/15/49 (Call 12/15/48)	10	11,363
Duke Energy Florida LLC
5.65%, 04/01/40	50	69,428
6.35%, 09/15/37	165	236,745
Duke Energy Progress LLC, 3.70%, 10/15/46 (Call 04/15/46)	50	55,491

Security	Par (000)	Value

Electric (continued)
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	$90	$101,187
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	10	11,732
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	10	9,259
4.00%, 06/01/28 (Call 03/01/28)	79	90,276
Entergy Corp.
2.80%, 06/15/30 (Call 03/15/30)	50	52,246
3.75%, 06/15/50 (Call 12/15/49)	100	105,500
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	50	59,376
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	10	10,545
2.90%, 09/15/29 (Call 06/15/29)	159	168,115
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	10	11,076
5.30%, 10/01/41 (Call 04/01/41)	10	12,869
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	50	51,377
Exelon Corp.
4.70%, 04/15/50 (Call 10/15/49)	150	186,943
5.10%, 06/15/45 (Call 12/15/44)	83	105,421
Florida Power & Light Co., 3.15%, 10/01/49 (Call 04/01/49)	200	210,432
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	10,849
Georgia Power Co., Series A, 2.20%, 09/15/24
(Call 08/15/24)	70	73,389
Iberdrola International BV, 5.81%, 03/15/25	100	117,867
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	10	10,191
MidAmerican Energy Co.
5.80%, 10/15/36	5	6,974
6.75%, 12/30/31	200	285,974
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (Call 08/15/23)	10	10,741
3.40%, 02/07/28 (Call 11/07/27)	34	37,825
3.70%, 03/15/29 (Call 12/15/28)	50	56,512
4.75%, 04/30/43 (Call 04/30/23)(a)	64	66,362
Series C, 8.00%, 03/01/32	10	15,397
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	10	10,094
3.50%, 04/01/29 (Call 01/01/29)	74	81,824
Northern States Power Co./MN, 4.00%, 08/15/45
(Call 02/15/45)	10	11,911
Oglethorpe Power Corp., 5.25%, 09/01/50	22	26,313
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	119	138,385
Oklahoma Gas & Electric Co., 3.25%, 04/01/30
(Call 10/01/29)	40	44,184
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	10	10,292
3.80%, 09/30/47 (Call 03/30/47)	35	39,890
4.55%, 12/01/41 (Call 06/01/41)	34	42,263
5.25%, 09/30/40	10	13,453
Pacific Gas & Electric Co.
3.15%, 01/01/26	50	53,126
3.50%, 06/15/25 (Call 03/15/25)	50	53,575
3.50%, 08/01/50 (Call 02/01/50)	105	96,124
3.75%, 07/01/28	15	16,216
4.50%, 07/01/40	50	53,318
4.55%, 07/01/30 (Call 01/01/30)	50	55,788
4.95%, 07/01/50 (Call 01/01/50)	50	54,157
PacifiCorp
4.15%, 02/15/50 (Call 08/15/49)	100	118,724
5.75%, 04/01/37	5	6,769
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	200	201,392

20	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	$100	$120,016
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	85	101,080
4.30%, 03/15/44 (Call 09/15/43)	10	12,133
Public Service Co. of New Hampshire, 3.60%, 07/01/49
(Call 01/01/49)	90	101,244
Public Service Electric & Gas Co.
2.70%, 05/01/50 (Call 11/01/49)	60	57,739
3.25%, 09/01/23 (Call 08/01/23)	10	10,692
4.05%, 05/01/48 (Call 11/01/47)	50	59,796
5.50%, 03/01/40	10	13,739
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	41	41,879
6.27%, 03/15/37	10	13,865
San Diego Gas & Electric Co., Series TTT, 4.10%, 06/15/49
(Call 12/15/48)	44	51,481
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	10	10,320
4.00%, 02/01/48 (Call 08/01/47)	60	66,017
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	50	51,466
4.00%, 04/01/47 (Call 10/01/46)	50	53,677
5.63%, 02/01/36	10	12,837
Series A, 4.20%, 03/01/29 (Call 12/01/28)	35	40,097
Series B, 4.88%, 03/01/49 (Call 09/01/48)	10	12,229
Series C, 4.13%, 03/01/48 (Call 09/01/47)	100	110,396
Series D, 3.40%, 06/01/23 (Call 05/01/23)	94	99,688
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	261	274,836
3.25%, 07/01/26 (Call 04/01/26)	215	234,010
4.40%, 07/01/46 (Call 01/01/46)	101	116,541
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	300	311,874
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48
(Call 08/01/47)	10	10,722
Tampa Electric Co., 4.30%, 06/15/48 (Call 12/15/47)	40	47,967
Union Electric Co., 3.25%, 10/01/49 (Call 04/01/49)	35	36,927
Virginia Electric & Power Co.
4.60%, 12/01/48 (Call 06/01/48)	100	127,498
8.88%, 11/15/38	50	88,754
WEC Energy Group Inc., 0.55%, 09/15/23	10	10,033
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)	10	10,529
Wisconsin Power & Light Co., 3.05%, 10/15/27
(Call 07/15/27)	100	109,969
Wisconsin Public Service Corp., 3.30%, 09/01/49
(Call 03/01/49)	55	58,568
Xcel Energy Inc.
3.40%, 06/01/30 (Call 12/01/29)	50	54,996
3.50%, 12/01/49 (Call 06/01/49)	100	105,291

		7,952,229

Electronics — 0.3%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	54	56,818
3.88%, 07/15/23 (Call 04/15/23)	25	26,757
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	45	48,385
4.50%, 03/01/23 (Call 12/01/22)	65	69,319
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	25	27,910
4.88%, 12/01/22	50	53,389

Security	Par (000)	Value

Electronics (continued)
Flex Ltd., 5.00%, 02/15/23	$45	$48,518
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	50	51,523
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	55	60,170
4.30%, 06/15/46 (Call 12/15/45)	50	58,808
Honeywell International Inc., 5.70%, 03/15/37	50	68,279
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	68	76,395
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	106	124,169
Roper Technologies Inc., 1.75%, 02/15/31 (Call 11/15/30)	100	95,762
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	50	53,749

		919,951

Environmental Control — 0.1%
Republic Services Inc., 3.05%, 03/01/50 (Call 09/01/49)	25	25,117
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	51	53,014
2.90%, 09/15/22 (Call 06/15/22)	57	58,857
4.15%, 07/15/49 (Call 01/15/49)	50	59,655

		196,643

Food — 0.3%
Campbell Soup Co., 3.13%, 04/24/50 (Call 10/24/49)	25	23,962
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	46	48,091
4.85%, 11/01/28 (Call 08/01/28)	138	165,004
5.40%, 11/01/48 (Call 05/01/48)	50	66,066
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(c)	23	22,401
3.70%, 10/17/23 (Call 09/17/23)	22	23,800
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	20	19,698
3.13%, 11/15/49 (Call 05/15/49)	25	26,131
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	104	109,536
JM Smucker Co. (The), 3.50%, 03/15/25	52	56,905
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	20	20,030
4.30%, 05/15/28 (Call 02/15/28)	50	57,983
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	40	43,597
5.15%, 08/01/43 (Call 02/01/43)	32	41,145
Sysco Corp.
5.95%, 04/01/30 (Call 01/01/30)	25	32,159
6.60%, 04/01/40 (Call 10/01/39)	50	71,319
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	60	75,134
5.15%, 08/15/44 (Call 02/15/44)	25	32,302

		935,263

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	51	59,054
Georgia-Pacific LLC, 8.00%, 01/15/24	127	153,836
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	100	120,409
5.00%, 09/15/35 (Call 03/15/35)	15	18,946

		352,245

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	9,389
3.00%, 06/15/27 (Call 03/15/27)	10	10,845
4.13%, 03/15/49 (Call 09/15/48)	39	45,724
CenterPoint Energy Resources Corp., 3.55%, 04/01/23
(Call 03/01/23)	10	10,607

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Eastern Energy Gas Holdings LLC, Series B, 3.00%, 11/15/29
(Call 08/15/29)	$72	$76,718
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	22	23,106
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	10	9,887
1.70%, 02/15/31 (Call 11/15/30)	200	191,042
4.38%, 05/15/47 (Call 11/15/46)	44	51,204
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50
(Call 12/01/49)	10	10,232
Southern Co. Gas Capital Corp., 2.45%, 10/01/23
(Call 08/01/23)	10	10,477
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	95	96,104
4.15%, 06/01/49 (Call 12/01/48)	10	11,424
Washington Gas Light Co., Series K, 3.80%, 09/15/46
(Call 03/15/46)	10	11,202

		567,961

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	40	45,391
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29) .	50	51,494

		96,885

Health Care - Products — 0.6%
Abbott Laboratories
1.40%, 06/30/30 (Call 03/30/30)	56	53,955
4.75%, 11/30/36 (Call 05/30/36)	65	83,677
4.90%, 11/30/46 (Call 05/30/46)	50	67,786
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	83	86,104
3.75%, 03/01/26 (Call 01/01/26)	50	55,774
4.00%, 03/01/29 (Call 12/01/28)	50	56,688
4.55%, 03/01/39 (Call 09/01/38)	24	29,117
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	35	36,303
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28) .	124	142,289
Koninklijke Philips NV, 5.00%, 03/15/42	29	37,669
Medtronic Inc.
3.50%, 03/15/25	173	190,492
4.38%, 03/15/35	273	342,402
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	31	33,458
4.38%, 05/15/44 (Call 11/15/43)	35	42,548
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	52	54,635
2.95%, 09/19/26 (Call 06/19/26)	25	27,063
3.65%, 12/15/25 (Call 09/09/25)	57	63,292
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	100	108,430
3.55%, 04/01/25 (Call 01/01/25)	55	59,968

		1,571,650

Health Care - Services — 1.0%
Advocate Health & Hospitals Corp.
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	20	20,253
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	20	20,004
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	52	53,775
4.75%, 03/15/44 (Call 09/15/43)	50	60,201
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	200	201,380
3.13%, 05/15/50 (Call 11/15/49)	33	32,680
4.38%, 12/01/47 (Call 06/01/47)	15	17,899

Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 05/15/42	$100	$123,810
Ascension Health
4.85%, 11/15/53	25	34,094
Series B, 3.11%, 11/15/39 (Call 05/15/39)	30	32,529
Children’s Hospital Corp. (The), Series 2020, 2.59%, 02/01/50
(Call 08/01/49)	50	47,088
Children’s Hospital Medical Center/Cincinnati OH, 4.27%,
05/15/44	25	30,043
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)	5	4,746
CommonSpirit Health
3.91%, 10/01/50 (Call 04/01/50)	5	5,292
4.19%, 10/01/49 (Call 04/01/49)	22	24,372
4.35%, 11/01/42	40	45,150
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	25	28,536
5.25%, 04/15/25	114	131,427
5.25%, 06/15/49 (Call 12/15/48)	50	62,833
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	107	114,477
3.15%, 12/01/22 (Call 09/01/22)	123	127,909
3.85%, 10/01/24 (Call 07/01/24)	25	27,490
3.95%, 08/15/49 (Call 02/15/49)	50	56,123
Indiana University Health Inc. Obligated Group, 3.97%,
11/01/48 (Call 05/01/48)	25	29,115
Integris Baptist Medical Center Inc., Series A, 3.88%,
08/15/50 (Call 02/15/50)	10	11,116
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	25	26,403
2.95%, 12/01/29 (Call 09/01/29)	50	53,548
Mass General Brigham Inc.
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	44	45,579
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	5	5,169
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	5	6,214
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	5	5,385
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	50	53,459
New York and Presbyterian Hospital (The), 2.61%, 08/01/60
(Call 02/01/60)	5	4,473
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	75	81,047
Orlando Health Obligated Group, 4.09%, 10/01/48
(Call 04/01/48)	60	69,470
Providence St Joseph Health Obligated Group, Series I,
3.74%, 10/01/47	5	5,486
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	25	27,515
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)	10	11,631
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	58	69,347
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	5	5,264
UnitedHealth Group Inc.
2.38%, 10/15/22	281	290,335
2.88%, 03/15/22 (Call 12/15/21)	72	73,470
2.90%, 05/15/50 (Call 11/15/49)	100	98,520
3.50%, 06/15/23	218	233,626
3.70%, 08/15/49 (Call 02/15/49)	100	112,267
4.25%, 04/15/47 (Call 10/15/46)	15	17,967
4.75%, 07/15/45	88	111,947
6.88%, 02/15/38	65	100,110

22	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)(c)	$25	$24,798

		2,875,372

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	10	10,467
3.50%, 02/10/23 (Call 01/10/23)	25	26,238
3.88%, 01/15/26 (Call 12/15/25)	10	10,687
4.25%, 03/01/25 (Call 01/01/25)	41	44,352
Blackstone Secured Lending Fund, 3.63%, 01/15/26
(Call 12/15/25)(c)	25	25,926
FS KKR Capital Corp.
3.40%, 01/15/26 (Call 12/15/25)	60	60,010
4.13%, 02/01/25 (Call 01/01/25)	50	51,847
Main Street Capital Corp., 5.20%, 05/01/24	35	37,944
Oaktree Specialty Lending Corp., 3.50%, 02/25/25
(Call 01/25/25)	25	25,836
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	50	52,177
4.00%, 03/30/25 (Call 02/28/25)	75	79,255
4.25%, 01/15/26 (Call 12/15/25)	50	53,297
5.25%, 04/15/24 (Call 03/15/24)	25	27,411
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24
(Call 10/01/24)	25	26,459

		531,906

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	105	111,140
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	5	5,491
5.88%, 11/15/24 (Call 05/15/24)	5	5,734
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	41	43,478
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(d)	5	5,848
6.38%, 05/15/33	5	6,591
7.88%, 06/15/32	5	7,192

		185,474

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	55	59,464
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	33	39,088

		98,552

Household Products & Wares — 0.0%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	18	20,686
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	25	25,865
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	50	50,907
3.10%, 03/26/30 (Call 12/26/29)	25	27,513

		124,971

Insurance — 1.3%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	50	56,340
3.63%, 11/15/24	26	28,823
4.75%, 01/15/49 (Call 07/15/48)	5	6,468
Allstate Corp. (The), 4.50%, 06/15/43	40	50,470
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	25	28,162
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	175	199,846
4.13%, 02/15/24	199	219,672
4.38%, 01/15/55 (Call 07/15/54)	80	94,768

Security	Par (000)	Value

Insurance (continued)
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	$50	$52,826
3.75%, 05/02/29 (Call 02/02/29)	49	55,376
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	15	18,948
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	50	52,729
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	25	27,579
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	37	40,931
AXA SA, 8.60%, 12/15/30	47	72,993
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	47	53,332
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	25	25,239
4.20%, 08/15/48 (Call 02/15/48)	25	30,133
4.25%, 01/15/49 (Call 07/15/48)	80	97,110
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	200	219,794
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	99	107,592
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	47	48,819
3.35%, 05/03/26 (Call 02/03/26)	47	51,929
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	45	51,727
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	65	69,549
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	30	33,535
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	25	24,709
Lincoln National Corp.
4.20%, 03/15/22	20	20,784
4.38%, 06/15/50 (Call 12/15/49)(d)	25	29,784
7.00%, 06/15/40	25	37,285
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	25	26,075
Manulife Financial Corp., 4.15%, 03/04/26	41	46,868
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)	250	273,902
4.38%, 03/15/29 (Call 12/15/28)	200	234,672
4.90%, 03/15/49 (Call 09/15/48)	5	6,622
MetLife Inc.
4.05%, 03/01/45	29	34,463
4.88%, 11/13/43	130	170,839
Old Republic International Corp., 4.88%, 10/01/24
(Call 09/01/24)	28	31,720
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	30	33,591
Principal Financial Group Inc.
3.30%, 09/15/22	25	26,105
4.35%, 05/15/43	34	39,809
Progressive Corp. (The), 4.20%, 03/15/48 (Call 09/15/47)	100	123,576
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30)(a)	100	102,383
3.70%, 03/13/51 (Call 09/13/50)	100	110,685
3.88%, 03/27/28 (Call 12/27/27)	98	113,165
4.60%, 05/15/44	15	18,537
Reinsurance Group of America Inc., 3.15%, 06/15/30
(Call 03/15/30)	41	43,557
Sompo International Holdings Ltd., 4.70%, 10/15/22	50	53,248
Travelers Companies Inc. (The), 4.60%, 08/01/43	80	102,472
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	25	27,164
3.88%, 09/15/49 (Call 03/15/49)	40	44,925
XLIT Ltd., 5.50%, 03/31/45	30	40,211

		3,611,841

Internet — 0.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	200	218,844

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	$50	$52,621
2.05%, 08/15/50 (Call 02/15/50)	50	43,092
Amazon.com Inc.
0.40%, 06/03/23	5	5,015
2.40%, 02/22/23 (Call 01/22/23)	54	56,176
2.50%, 06/03/50 (Call 12/03/49)	100	92,496
3.15%, 08/22/27 (Call 05/22/27)	53	58,780
4.05%, 08/22/47 (Call 02/22/47)	165	196,873
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	22	22,971
4.50%, 04/13/27 (Call 02/13/27)	55	64,238
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	25	25,882
3.80%, 08/24/27 (Call 05/24/27)	10	11,282
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	55	56,767
2.70%, 03/11/30 (Call 12/11/29)	41	42,569
2.75%, 01/30/23 (Call 12/30/22)	44	45,896
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	50	51,149
3.60%, 12/15/23 (Call 11/15/23)(c)	253	269,615
4.50%, 08/15/24 (Call 05/15/24)	5	5,495
TD Ameritrade Holding Corp., 2.95%, 04/01/22
(Call 02/01/22)	225	230,517

		1,550,278

Iron & Steel — 0.1%
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)(c)	83	79,933
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	150	160,292
6.25%, 08/10/26	10	12,148

		252,373

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	20	21,478

Lodging — 0.1%
Hyatt Hotels Corp.
5.38%, 04/23/25 (Call 03/23/25)	50	56,302
5.75%, 04/23/30 (Call 01/23/30)	5	5,958
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	65	68,282
3.50%, 08/18/26 (Call 06/18/26)	10	10,593
3.90%, 08/08/29 (Call 05/08/29)	10	10,644
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30
(Call 03/15/30)	58	66,037

		217,816

Machinery — 0.3%
Caterpillar Inc.
3.25%, 04/09/50 (Call 10/09/49)	50	53,384
6.05%, 08/15/36	53	75,959
CNH Industrial Capital LLC, 1.95%, 07/02/23	25	25,786
Deere & Co., 3.75%, 04/15/50 (Call 10/15/49)	65	76,585
John Deere Capital Corp., 3.45%, 03/13/25	62	68,256
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	25	25,878
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	60	65,514
4.95%, 09/15/28 (Call 06/15/28)	59	68,720

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	$247	$252,713
2.25%, 01/30/31 (Call 10/30/30)	26	26,310

		739,105

Manufacturing — 0.3%
3M Co., 4.00%, 09/14/48 (Call 03/14/48)	76	90,512
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	100	109,045
4.35%, 05/01/50 (Call 11/01/49)	150	166,864
4.50%, 03/11/44	50	57,290
5.88%, 01/14/38	50	65,578
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	58	63,780
3.30%, 11/21/24 (Call 08/21/24)	61	66,395
4.20%, 11/21/34 (Call 05/21/34)	55	64,808
4.45%, 11/21/44 (Call 05/21/44)	33	40,704
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	115	113,551
4.30%, 03/01/24 (Call 12/01/23)	71	77,511
Trane Technologies Luxembourg Finance SA, 3.80%,
03/21/29 (Call 12/21/28)	59	67,000

		983,038

Media — 1.4%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	5	4,761
3.70%, 04/01/51 (Call 10/01/50)	205	192,825
4.50%, 02/01/24 (Call 01/01/24)	5	5,505
4.80%, 03/01/50 (Call 09/01/49)	55	59,832
4.91%, 07/23/25 (Call 04/23/25)	5	5,698
5.05%, 03/30/29 (Call 12/30/28)	5	5,863
5.13%, 07/01/49 (Call 01/01/49)	67	76,054
6.48%, 10/23/45 (Call 04/23/45)	5	6,687
6.83%, 10/23/55 (Call 04/23/55)	5	7,000
Comcast Corp.
2.65%, 08/15/62 (Call 02/15/62)	115	101,535
3.00%, 02/01/24 (Call 01/01/24)	100	107,049
3.15%, 03/01/26 (Call 12/01/25)	100	109,308
3.30%, 04/01/27 (Call 02/01/27)	85	94,028
3.45%, 02/01/50 (Call 08/01/49)	238	252,275
3.70%, 04/15/24 (Call 03/15/24)	200	219,306
4.05%, 11/01/52 (Call 05/01/52)	63	73,032
4.20%, 08/15/34 (Call 02/15/34)	100	117,911
4.25%, 10/15/30 (Call 07/15/30)	200	235,874
4.25%, 01/15/33	100	119,346
4.70%, 10/15/48 (Call 04/15/48)	200	253,668
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	71	74,443
3.95%, 06/15/25 (Call 05/15/25)	79	87,271
4.65%, 05/15/50 (Call 11/15/49)	100	115,893
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	39	51,452
Grupo Televisa SAB, 6.63%, 01/15/40	5	6,653
Thomson Reuters Corp.
5.50%, 08/15/35	29	37,293
5.85%, 04/15/40	28	36,818
Time Warner Cable LLC
5.88%, 11/15/40 (Call 05/15/40)	5	6,228
7.30%, 07/01/38	5	7,074
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	112	166,324

24	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	$20	$22,174
4.38%, 08/16/41	22	26,833
Series E, 4.13%, 12/01/41	62	72,360
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	75	79,504
3.70%, 08/15/24 (Call 05/15/24)	94	102,547
4.95%, 05/19/50 (Call 11/19/49)	149	180,017
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	130	134,888
2.00%, 09/01/29 (Call 06/01/29)	30	30,363
2.65%, 01/13/31	300	314,727
2.75%, 09/01/49 (Call 03/01/49)	105	98,857
3.70%, 09/15/24 (Call 06/15/24)	27	29,681
6.20%, 12/15/34	15	21,335
6.40%, 12/15/35	28	41,106

		3,791,398

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	60	62,108
3.25%, 06/15/25 (Call 03/15/25)	30	32,757

		94,865

Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	25	34,893
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	5	6,843
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	22	22,575
5.00%, 09/30/43	51	69,291
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	10	11,447
Newmont Corp.
3.70%, 03/15/23 (Call 12/15/22)	6	6,323
5.45%, 06/09/44 (Call 12/09/43)	50	66,955
Rio Tinto Alcan Inc., 5.75%, 06/01/35	15	20,996
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	215	238,502
Southern Copper Corp.
5.88%, 04/23/45	50	67,948
6.75%, 04/16/40	5	7,048
Teck Resources Ltd., 6.13%, 10/01/35	40	50,807

		603,628

Oil & Gas — 1.7%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	100	88,638
2.94%, 06/04/51 (Call 12/04/50)	15	13,723
3.41%, 02/11/26 (Call 12/11/25)	99	108,837
3.54%, 04/06/27 (Call 02/06/27)	50	55,665
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	55	56,347
2.95%, 07/15/30 (Call 04/15/30)	25	25,660
3.80%, 04/15/24 (Call 01/15/24)	75	80,803
4.95%, 06/01/47 (Call 12/01/46)	55	66,417
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	167	172,205
2.57%, 05/16/23 (Call 03/16/23)	114	119,188
2.95%, 05/16/26 (Call 02/16/26)	112	121,486
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	25	27,625
5.05%, 11/15/44 (Call 05/15/44)	41	54,074

Security	Par (000)	Value

Oil & Gas (continued)
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	$38	$41,895
4.38%, 06/01/24 (Call 03/01/24)	20	21,816
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(c)	49	61,980
5.90%, 05/15/38	50	69,257
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	107	127,421
4.95%, 03/15/26 (Call 12/15/25)	25	29,336
Devon Energy Corp., 4.75%, 05/15/42 (Call 11/15/41)	56	62,438
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	25	26,441
3.25%, 12/01/26 (Call 10/01/26)	70	74,084
Ecopetrol SA, 5.88%, 05/28/45	50	54,476
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	25	26,021
3.90%, 04/01/35 (Call 10/01/34)	23	25,670
4.38%, 04/15/30 (Call 01/15/30)	50	58,736
Equinor ASA
2.45%, 01/17/23	120	124,740
3.63%, 04/06/40 (Call 10/06/39)	50	55,021
3.70%, 04/06/50 (Call 10/06/49)	100	109,762
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	25	26,305
3.04%, 03/01/26 (Call 12/01/25)	105	114,114
3.45%, 04/15/51 (Call 10/15/50)	200	205,604
3.48%, 03/19/30 (Call 12/19/29)	50	55,616
4.33%, 03/19/50 (Call 09/19/49)	51	60,097
Hess Corp.
5.60%, 02/15/41	5	5,934
6.00%, 01/15/40	40	49,360
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	200	205,224
Marathon Oil Corp., 5.20%, 06/01/45 (Call 12/01/44)	25	29,051
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	200	227,416
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	32	31,185
3.85%, 04/09/25 (Call 03/09/25)	25	27,575
4.88%, 11/15/44 (Call 05/15/44)	50	60,976
5.88%, 05/01/42	25	33,729
Pioneer Natural Resources Co., 4.45%, 01/15/26
(Call 10/15/25)	197	224,005
Shell International Finance BV
0.38%, 09/15/23	300	300,177
2.75%, 04/06/30 (Call 01/06/30)	100	105,630
2.88%, 05/10/26	25	27,063
3.88%, 11/13/28 (Call 08/23/28)	203	232,269
4.55%, 08/12/43	112	136,071
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)	100	107,414
3.60%, 12/01/24 (Call 09/01/24)	87	95,195
4.00%, 11/15/47 (Call 05/15/47)	100	107,385
Total Capital Canada Ltd., 2.75%, 07/15/23	25	26,406
Total Capital International SA, 3.13%, 05/29/50
(Call 11/29/49)	65	63,614
Total Capital SA, 3.88%, 10/11/28	149	171,612
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	25,034
3.40%, 09/15/26 (Call 06/15/26)	50	53,725
4.90%, 03/15/45	75	86,374

		4,853,922

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	$25	$26,040
4.08%, 12/15/47 (Call 06/15/47)	80	87,710
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	225	231,311
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	25	25,889
3.65%, 12/01/23 (Call 09/01/23)	118	127,307

		498,257

Packaging & Containers — 0.0%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24) .	26	28,392
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	60	69,793

		98,185

Pharmaceuticals — 2.5%
AbbVie Inc.
2.30%, 11/21/22	189	195,091
2.90%, 11/06/22	25	26,026
3.20%, 11/06/22 (Call 09/06/22)	52	54,155
3.20%, 11/21/29 (Call 08/21/29)	200	216,152
3.60%, 05/14/25 (Call 02/14/25)	25	27,435
3.85%, 06/15/24 (Call 03/15/24)	280	306,351
4.05%, 11/21/39 (Call 05/21/39)	200	228,886
4.25%, 11/21/49 (Call 05/21/49)	150	173,967
4.55%, 03/15/35 (Call 09/15/34)	113	135,903
4.70%, 05/14/45 (Call 11/14/44)	10	12,130
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	15	16,253
AstraZeneca PLC
3.50%, 08/17/23 (Call 07/17/23)	113	121,090
4.00%, 01/17/29 (Call 10/17/28)	89	102,210
6.45%, 09/15/37	25	36,803
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	50	54,982
4.67%, 06/06/47 (Call 12/06/46)	50	61,957
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	300	300,309
2.55%, 11/13/50 (Call 05/13/50)	200	184,646
4.25%, 10/26/49 (Call 04/26/49)	141	171,858
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	77	82,243
4.90%, 09/15/45 (Call 03/15/45)	25	29,069
Cigna Corp.
3.40%, 03/15/50 (Call 09/15/49)	75	76,531
3.75%, 07/15/23 (Call 06/15/23)	100	107,598
4.38%, 10/15/28 (Call 07/15/28)	266	310,294
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	150	143,854
1.88%, 02/28/31 (Call 11/28/30)	25	24,107
3.38%, 08/12/24 (Call 05/12/24)	345	373,687
3.88%, 07/20/25 (Call 04/20/25)	100	111,234
4.25%, 04/01/50 (Call 10/01/49)	50	58,016
4.78%, 03/25/38 (Call 09/25/37)	200	244,088
5.05%, 03/25/48 (Call 09/25/47)	143	180,825
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	50	56,005
4.15%, 03/15/59 (Call 09/15/58)	60	74,123
5.50%, 03/15/27	25	31,095
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	75	113,601
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	50	46,870
2.63%, 01/15/25 (Call 11/15/24)	25	26,690

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 01/15/38 (Call 07/15/37)	$50	$56,213
3.55%, 03/01/36 (Call 09/01/35)	93	108,568
3.70%, 03/01/46 (Call 09/01/45)	88	101,928
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	73	79,428
3.95%, 02/16/28 (Call 11/16/27)	23	26,167
4.88%, 03/15/44 (Call 09/15/43)	23	27,963
Mead Johnson Nutrition Co., 5.90%, 11/01/39	16	22,545
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	50	45,569
3.40%, 03/07/29 (Call 12/07/28)	195	218,735
4.00%, 03/07/49 (Call 09/07/48)	40	47,663
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	56	60,842
5.20%, 04/15/48 (Call 10/15/47)	5	5,950
5.40%, 11/29/43 (Call 05/29/43)	35	43,477
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	90	92,173
3.00%, 11/20/25 (Call 08/20/25)	218	237,321
3.40%, 05/06/24	25	27,266
4.00%, 11/20/45 (Call 05/20/45)	23	27,622
4.40%, 05/06/44	23	29,078
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	39	41,376
2.70%, 05/28/50 (Call 11/28/49)	300	286,257
3.20%, 09/15/23 (Call 08/15/23)	213	227,778
7.20%, 03/15/39	100	161,093
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	25	26,689
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	171	186,487
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	25	27,926
5.25%, 06/15/46 (Call 12/15/45)	5	6,030
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)(c)	70	70,937
4.00%, 06/22/50 (Call 12/22/49)(c)	20	20,773
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	25	27,282
3.00%, 05/15/50 (Call 11/15/49)	50	49,739
3.90%, 08/20/28 (Call 05/20/28)	25	28,325

		6,935,334

Pipelines — 1.4%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	25	25,812
4.95%, 12/15/24 (Call 09/15/24)	41	45,987
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	25	27,043
5.88%, 03/31/25 (Call 10/02/24)	50	57,561
7.00%, 06/30/24 (Call 01/01/24)	25	29,008
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	22	24,860
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	57	80,872
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	42	44,835
Energy Transfer Operating LP
3.75%, 05/15/30 (Call 02/15/30)	50	52,825
5.00%, 05/15/50 (Call 11/15/49)	107	113,049
5.25%, 04/15/29 (Call 01/15/29)	100	115,941
5.88%, 01/15/24 (Call 10/15/23)	196	219,636
6.05%, 06/01/41 (Call 12/01/40)	5	5,798
6.25%, 04/15/49 (Call 10/15/48)	100	119,951

26	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	$25	$26,284
3.95%, 02/15/27 (Call 11/15/26)	108	122,472
3.95%, 01/31/60 (Call 07/31/59)	100	102,504
4.25%, 02/15/48 (Call 08/15/47)	200	218,210
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	25	23,729
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	25	26,624
3.95%, 09/01/22 (Call 06/01/22)	25	26,079
4.30%, 05/01/24 (Call 02/01/24)	25	27,490
5.40%, 09/01/44 (Call 03/01/44)	86	102,457
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	75	85,621
5.20%, 03/01/48 (Call 09/01/47)	50	59,278
5.55%, 06/01/45 (Call 12/01/44)	100	122,672
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	75	78,500
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	25	28,242
4.88%, 06/01/25 (Call 03/01/25)	100	113,375
5.50%, 02/15/49 (Call 08/15/48)	70	85,146
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	60	61,421
5.85%, 01/15/26 (Call 12/15/25)	10	11,842
ONEOK Partners LP, 6.20%, 09/15/43 (Call 03/15/43)	50	59,732
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	19	20,410
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	25	25,583
3.80%, 09/15/30 (Call 06/15/30)	25	25,859
4.50%, 12/15/26 (Call 09/15/26)	25	27,674
4.90%, 02/15/45 (Call 08/15/44)	27	27,048
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	63	70,620
5.00%, 03/15/27 (Call 09/15/26)	25	29,079
5.63%, 03/01/25 (Call 12/01/24)	123	141,676
5.88%, 06/30/26 (Call 12/31/25)	65	77,538
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	80	87,270
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	100	114,927
4.88%, 01/15/26 (Call 10/15/25)	25	28,947
6.10%, 06/01/40	50	66,172
6.20%, 10/15/37	50	66,639
7.63%, 01/15/39	25	37,382
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	103	115,672
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	25	28,338
Williams Companies Inc. (The)
3.50%, 11/15/30 (Call 08/15/30)	75	81,497
3.70%, 01/15/23 (Call 10/15/22)	25	26,265
4.55%, 06/24/24 (Call 03/24/24)	300	333,156
4.85%, 03/01/48 (Call 09/01/47)	50	57,900
5.10%, 09/15/45 (Call 03/15/45)	5	5,915

		3,840,423

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	30	32,985

Security	Par (000)	Value

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
4.00%, 02/01/50 (Call 08/01/49)	$25	$28,068
4.30%, 01/15/26 (Call 10/15/25)	10	11,385
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	25	27,788
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27) .	25	28,007
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	5	4,905
2.40%, 03/15/25 (Call 02/15/25)	5	5,239
3.10%, 06/15/50 (Call 12/15/49)	50	47,381
3.13%, 01/15/27 (Call 10/15/26)	5	5,411
3.50%, 01/31/23	38	40,162
AvalonBay Communities Inc., 4.35%, 04/15/48 (Call 10/15/47)	25	30,616
Boston Properties LP
3.25%, 01/30/31 (Call 10/30/30)	50	52,976
3.65%, 02/01/26 (Call 11/03/25)	10	11,119
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	20	21,192
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	45	49,768
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	61	65,148
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	30	31,876
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	10	10,255
5.00%, 07/01/25 (Call 04/01/25)	20	22,576
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	200	196,496
3.25%, 01/15/51 (Call 07/15/50)	45	43,112
3.70%, 06/15/26 (Call 03/15/26)	25	27,723
5.20%, 02/15/49 (Call 08/15/48)	5	6,399
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	10	9,457
2.90%, 11/15/24 (Call 10/15/24)	57	60,682
3.45%, 11/15/29 (Call 08/15/29)	10	10,528
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	24	26,598
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	25	24,484
2.95%, 09/15/51 (Call 03/15/51)	15	13,643
3.00%, 07/15/50 (Call 01/15/50)	19	17,540
3.20%, 11/18/29 (Call 08/18/29)	25	26,617
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	165	170,965
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	25	29,510
Federal Realty Investment Trust, 3.50%, 06/01/30 (Call 03/01/30)	50	54,420
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	10	10,661
4.00%, 01/15/31 (Call 10/15/30)	10	10,646
5.30%, 01/15/29 (Call 10/15/28)	10	11,461
5.38%, 11/01/23 (Call 08/01/23)	61	66,735
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	34	35,940
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	20	20,981
3.40%, 02/01/25 (Call 11/01/24)	29	31,452
Highwoods Realty LP, 2.60%, 02/01/31 (Call 11/01/30)	10	9,916
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/23)	20	21,227

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	$45	$50,695
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	15	14,997
3.70%, 10/01/49 (Call 04/01/49)	26	27,163
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	26,415
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	20	21,867
3.60%, 12/15/26 (Call 09/15/26)	20	22,037
4.80%, 10/15/48 (Call 04/25/48)	10	12,117
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	10	10,573
4.50%, 02/01/25 (Call 11/01/24)	30	31,960
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	10	10,244
3.63%, 10/01/29 (Call 07/01/29)	25	26,174
Prologis LP
2.25%, 04/15/30 (Call 01/15/30)	100	102,286
4.38%, 09/15/48 (Call 03/15/48)	10	12,577
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	25	31,855
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	30	34,691
Retail Properties of America Inc.
4.00%, 03/15/25 (Call 12/15/24)	25	26,181
4.75%, 09/15/30 (Call 06/15/30)	10	10,825
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	25	25,852
4.80%, 06/01/24 (Call 05/01/24)	25	27,363
5.13%, 08/15/26 (Call 05/15/26)	5	5,639
Simon Property Group LP
2.65%, 07/15/30 (Call 04/15/30)	210	213,744
3.30%, 01/15/26 (Call 10/15/25)	89	96,618
3.38%, 12/01/27 (Call 09/01/27)	105	115,528
3.80%, 07/15/50 (Call 01/15/50)	10	10,452
6.75%, 02/01/40 (Call 11/01/39)	15	21,646
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	71	76,111
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	20	22,250
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	77	79,747
UDR Inc., 3.00%, 08/15/31 (Call 05/15/31)	70	74,044
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	200	236,630
VEREIT Operating Partnership LP, 2.85%, 12/15/32 (Call 09/15/32)	50	49,912
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	100	102,886
4.25%, 04/01/26 (Call 01/01/26)	10	11,405
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	60	68,303
7.38%, 03/15/32	25	36,233

		3,178,085

Retail — 1.1%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	50	55,037
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	5	5,365
3.70%, 04/15/22 (Call 01/15/22)	55	56,589
3.75%, 04/18/29 (Call 01/18/29)	50	55,471
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	139	134,437
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	52	55,605
3.00%, 05/18/27 (Call 02/18/27)	53	58,266
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	27,277
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	50	56,565
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	143	159,055

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	$50	$53,471
2.70%, 04/01/23 (Call 01/01/23)	5	5,218
2.95%, 06/15/29 (Call 03/15/29)	33	35,851
3.13%, 12/15/49 (Call 06/15/49)	100	102,477
3.25%, 03/01/22	35	36,057
3.35%, 04/15/50 (Call 10/15/49)	90	95,895
3.75%, 02/15/24 (Call 11/15/23)	5	5,443
4.50%, 12/06/48 (Call 06/06/48)	45	56,739
5.88%, 12/16/36	100	143,188
Lowe’s Companies Inc.
3.00%, 10/15/50 (Call 04/15/50)	200	191,392
3.12%, 04/15/22 (Call 01/15/22)	66	67,615
3.13%, 09/15/24 (Call 06/15/24)	5	5,409
3.65%, 04/05/29 (Call 01/05/29)	50	56,105
4.00%, 04/15/25 (Call 03/15/25)	50	55,796
McDonald’s Corp.
2.63%, 09/01/29 (Call 06/01/29)	184	192,617
3.63%, 09/01/49 (Call 03/01/49)	55	59,189
4.60%, 05/26/45 (Call 11/26/44)	56	68,337
6.30%, 03/01/38	15	21,480
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	30	33,879
4.20%, 04/01/30 (Call 01/01/30)	25	28,864
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	5	4,909
Starbucks Corp.
3.80%, 08/15/25 (Call 06/15/25)	5	5,585
4.50%, 11/15/48 (Call 05/15/48)	80	95,303
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)	125	140,354
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	20	20,823
4.50%, 04/15/50 (Call 10/15/49)	13	16,841
Walgreens Boots Alliance Inc., 4.65%, 06/01/46 (Call 12/01/45)	50	56,181
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	5	5,178
2.55%, 04/11/23 (Call 01/11/23)	5	5,213
2.65%, 12/15/24 (Call 10/15/24)	242	260,075
2.95%, 09/24/49 (Call 03/24/49)	225	231,649
3.25%, 07/08/29 (Call 04/08/29)	10	11,177
3.40%, 06/26/23 (Call 05/26/23)	5	5,345
3.55%, 06/26/25 (Call 04/26/25)	22	24,447
3.70%, 06/26/28 (Call 03/26/28)	52	59,605
5.25%, 09/01/35	153	209,959

		3,131,333

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)	50	52,363
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	25	26,172

		78,535

Semiconductors — 0.9%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	126	135,405
3.50%, 12/05/26 (Call 09/05/26)	125	139,312
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	89	87,771
5.10%, 10/01/35 (Call 04/01/35)	140	185,249

28	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	$134	$146,907
Broadcom Inc.
3.46%, 09/15/26 (Call 07/15/26)	25	27,123
3.50%, 02/15/41 (Call 08/15/40)(c)	50	49,648
3.75%, 02/15/51 (Call 08/15/50)(c)	50	49,310
4.15%, 11/15/30 (Call 08/15/30)	200	220,970
4.30%, 11/15/32 (Call 08/15/32)	23	25,878
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)	170	189,995
4.60%, 03/25/40 (Call 09/25/39)	50	62,957
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	190	219,682
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	125	140,331
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	96	112,600
Micron Technology Inc., 2.50%, 04/24/23	100	104,165
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	127	140,396
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)(c)	41	44,590
3.88%, 06/18/26 (Call 04/18/26)(c)	25	27,785
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	26	25,363
1.65%, 05/20/32 (Call 02/20/32)	63	60,197
3.25%, 05/20/50 (Call 11/20/49)(d)	40	41,894
4.80%, 05/20/45 (Call 11/20/44)	77	99,268
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	50	51,220
4.15%, 05/15/48 (Call 11/15/47)	27	33,000
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	35	35,564

		2,456,580

Software — 1.0%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	93	103,524
4.50%, 06/15/47 (Call 12/15/46)	25	30,831
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	50	51,675
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	25	27,796
4.38%, 06/15/25 (Call 03/15/25)	46	51,768
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	42	44,251
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	25	29,107
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	29	31,765
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	100	103,478
2.75%, 07/01/24 (Call 06/01/24)	50	53,162
3.50%, 10/01/22 (Call 07/01/22)	58	60,394
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	117	117,414
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	40	41,588
2.40%, 02/06/22 (Call 01/06/22)	46	46,871
2.40%, 08/08/26 (Call 05/08/26)	200	213,762
2.53%, 06/01/50 (Call 12/01/49)	190	178,799
2.68%, 06/01/60 (Call 12/01/59)	75	70,434
3.30%, 02/06/27 (Call 11/06/26)	48	53,554
3.45%, 08/08/36 (Call 02/08/36)	50	57,749
3.50%, 11/15/42	87	100,013
3.70%, 08/08/46 (Call 02/08/46)	15	17,677
3.95%, 08/08/56 (Call 02/08/56)	50	62,014
4.50%, 10/01/40	15	19,702

Security	Par (000)	Value

Software (continued)
5.20%, 06/01/39	$62	$88,023
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	71	74,425
2.50%, 10/15/22	133	137,816
2.63%, 02/15/23 (Call 01/15/23)	106	110,681
3.60%, 04/01/40 (Call 10/01/39)	28	30,236
3.60%, 04/01/50 (Call 10/01/49)	180	188,611
3.80%, 11/15/37 (Call 05/15/37)	100	112,343
3.85%, 04/01/60 (Call 10/01/59)	66	71,294
3.90%, 05/15/35 (Call 11/15/34)	100	115,582
4.30%, 07/08/34 (Call 01/08/34)	155	184,768
4.50%, 07/08/44 (Call 01/08/44)	26	31,190
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	25	23,265
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	152	157,250

		2,892,812

Telecommunications — 1.7%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	200	207,198
2.55%, 12/01/33 (Call 09/01/33)(c)	165	159,392
2.63%, 12/01/22 (Call 09/01/22)	100	103,323
2.75%, 06/01/31 (Call 03/01/31)	150	152,289
3.50%, 06/01/41 (Call 12/01/40)	15	15,081
3.50%, 09/15/53 (Call 03/15/53)(c)	241	221,424
3.55%, 09/15/55 (Call 03/15/55)(c)	198	181,756
3.65%, 06/01/51 (Call 12/01/50)	122	117,886
3.65%, 09/15/59 (Call 03/15/59)(c)	247	228,082
3.80%, 12/01/57 (Call 06/01/57)(c)	157	149,511
Cisco Systems Inc., 5.90%, 02/15/39	45	65,511
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	20	20,488
3.90%, 11/15/49 (Call 05/15/49)	20	22,393
5.35%, 11/15/48 (Call 05/15/48)	100	130,603
5.45%, 11/15/79 (Call 05/15/79)	5	6,430
5.75%, 08/15/40	23	30,123
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	66	100,136
Juniper Networks Inc., 5.95%, 03/15/41	25	31,410
Motorola Solutions Inc.
3.50%, 03/01/23	25	26,287
4.00%, 09/01/24	133	147,274
Rogers Communications Inc., 3.70%, 11/15/49 (Call 05/15/49)	150	161,388
Telefonica Emisiones SA
5.21%, 03/08/47	100	120,233
7.05%, 06/20/36	36	51,272
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	51	59,556
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)(c)	150	149,916
3.50%, 04/15/25 (Call 03/15/25)(c)	200	217,180
3.60%, 11/15/60 (Call 05/15/60)(c)	15	14,383
4.50%, 04/15/50 (Call 10/15/49)(c)	103	115,908
Verizon Communications Inc.
1.68%, 10/30/30 (Call 07/30/30)(c)	60	57,056
1.75%, 01/20/31 (Call 10/20/30)	200	190,572
2.88%, 11/20/50 (Call 05/20/50)	100	91,038
2.99%, 10/30/56 (Call 04/30/56)(c)	166	150,331
3.00%, 11/20/60 (Call 05/20/60)	15	13,475
4.02%, 12/03/29 (Call 09/03/29)	100	114,596
4.40%, 11/01/34 (Call 05/01/34)	260	308,784
4.50%, 08/10/33	128	152,817

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.86%, 08/21/46	$60	$74,115
5.01%, 04/15/49	16	20,318
Vodafone Group PLC
4.38%, 05/30/28	164	192,131
4.88%, 06/19/49	15	18,413
5.00%, 05/30/38	113	140,415
5.25%, 05/30/48	100	128,996

		4,659,490

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	42	45,646
3.55%, 11/19/26 (Call 09/19/26)	50	54,724
5.10%, 05/15/44 (Call 11/15/43)	50	57,364

		157,734

Transportation — 0.9%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	132	138,279
3.05%, 02/15/51 (Call 08/15/50)	15	15,237
3.55%, 02/15/50 (Call 08/15/49)	32	35,306
3.65%, 09/01/25 (Call 06/01/25)	50	55,599
3.85%, 09/01/23 (Call 06/01/23)	100	107,751
3.90%, 08/01/46 (Call 02/01/46)	65	74,935
4.55%, 09/01/44 (Call 03/01/44)	100	125,467
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	35	37,592
6.25%, 08/01/34	65	94,219
Canadian Pacific Railway Co.
4.45%, 03/15/23 (Call 12/15/22)	25	26,764
6.13%, 09/15/2115 (Call 03/15/2115)	25	38,858
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	28	29,095
3.35%, 09/15/49 (Call 03/15/49)	100	103,669
3.80%, 11/01/46 (Call 05/01/46)	53	58,830
4.40%, 03/01/43 (Call 09/01/42)	33	39,107
4.75%, 11/15/48 (Call 05/15/48)	5	6,165
6.00%, 10/01/36	30	41,792
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	38	41,920
3.80%, 05/15/25 (Call 04/15/25)	50	55,362
4.05%, 02/15/48 (Call 08/15/47)	50	54,949
4.55%, 04/01/46 (Call 10/01/45)	25	29,201
5.10%, 01/15/44	50	62,452
5.25%, 05/15/50 (Call 11/15/49)	50	64,543
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	25	25,876
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	63	68,872
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	25	26,163
2.90%, 06/15/26 (Call 03/15/26)	100	108,430
3.16%, 05/15/55 (Call 11/15/54)	67	65,857
Ryder System Inc.
2.90%, 12/01/26 (Call 10/01/26)	50	54,068
4.63%, 06/01/25 (Call 05/01/25)	71	80,790
Union Pacific Corp.
2.97%, 09/16/62 (Call 03/16/62)(c)	100	94,292
3.75%, 07/15/25 (Call 05/15/25)	116	128,956
3.95%, 09/10/28 (Call 06/10/28)	77	88,274
4.50%, 09/10/48 (Call 03/10/48)	130	157,960
United Parcel Service Inc.
2.50%, 04/01/23 (Call 03/01/23)	82	85,519

Security	Par (000)	Value

Transportation (continued)
2.80%, 11/15/24 (Call 09/15/24)	$20	$21,597
4.25%, 03/15/49 (Call 09/15/48)	100	119,570

		2,463,316

Trucking & Leasing — 0.0%
GATX Corp., 3.50%, 03/15/28 (Call 12/15/27)	60	65,859

Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	64	69,531
3.75%, 09/01/28 (Call 06/01/28)	10	11,338
3.75%, 09/01/47 (Call 03/01/47)	65	73,472
Essential Utilities Inc., 2.70%, 04/15/30 (Call 01/15/30)	50	52,089

		206,430

Total Corporate Bonds & Notes — 38.7% (Cost: $109,720,717)		108,739,270

Foreign Government Obligations(e)

Canada — 0.9%
Canada Government International Bond, 1.63%, 01/22/25	140	145,932
Export Development Canada, 2.75%, 03/15/23	25	26,282
Province of Alberta Canada
1.00%, 05/20/25	50	50,525
1.30%, 07/22/30	50	47,823
3.30%, 03/15/28	150	168,100
Province of British Columbia Canada
2.00%, 10/23/22	185	190,428
2.25%, 06/02/26	187	199,709
Province of Manitoba Canada
2.13%, 06/22/26	198	208,995
3.05%, 05/14/24	25	26,966
Province of New Brunswick Canada, 3.63%, 02/24/28	91	103,990
Province of Ontario Canada
2.00%, 10/02/29	50	51,662
2.30%, 06/15/26	100	106,706
2.50%, 04/27/26	100	107,709
2.55%, 04/25/22	175	179,639
3.20%, 05/16/24	145	157,495
3.40%, 10/17/23	25	26,954
Province of Quebec Canada
0.60%, 07/23/25	100	99,038
1.35%, 05/28/30	50	48,917
2.50%, 04/20/26	100	107,815
2.75%, 04/12/27	100	109,632
Series PD, 7.50%, 09/15/29	38	55,239
Series QO, 2.88%, 10/16/24	100	108,307
Series QX, 1.50%, 02/11/25	100	103,288

		2,431,151

Chile — 0.1%
Chile Government International Bond, 2.45%, 01/31/31 (Call 10/31/30)	250	254,695

Colombia — 0.1%
Colombia Government International Bond
3.13%, 04/15/31 (Call 01/15/31)	25	24,892
5.20%, 05/15/49 (Call 11/15/48)	210	235,360

		260,252

Germany — 0.0%
FMS Wertmanagement, 2.75%, 03/06/23	175	183,806

30	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary — 0.1%
Hungary Government International Bond
5.38%, 03/25/24	$158	$179,771
5.75%, 11/22/23	25	28,398

		208,169

Indonesia — 0.1%
Indonesia Government International Bond, 4.20%, 10/15/50	200	219,842

Israel — 0.1%
Israel Government International Bond, 4.13%, 01/17/48	200	239,728
State of Israel, 3.38%, 01/15/50	15	15,310

		255,038

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	215	225,311
5.38%, 06/15/33	25	31,134

		256,445

Japan — 0.1%
Japan Bank for International Cooperation
2.25%, 11/04/26	200	212,814
2.38%, 11/16/22	175	181,183

		393,997

Mexico — 0.3%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	10	9,575
4.15%, 03/28/27	375	419,392
4.50%, 01/31/50 (Call 07/31/49)	200	203,960
4.60%, 01/23/46	200	205,982
4.75%, 03/08/44	10	10,595
5.55%, 01/21/45	75	87,845
6.05%, 01/11/40	50	61,150

		998,499

Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	209,072
6.70%, 01/26/36	5	6,755
8.88%, 09/30/27	200	278,318

		494,145

Peru — 0.3%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	100	104,227
2.78%, 12/01/60 (Call 06/01/60)	5	4,265
2.84%, 06/20/30	60	62,284
3.23%, 07/28/2121 (Call 01/28/2121)	5	4,234
4.13%, 08/25/27	268	304,111
7.35%, 07/21/25	290	364,281

		843,402

Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	216	220,903
2.65%, 12/10/45	200	183,590
5.50%, 03/30/26	25	30,601

		435,094

Poland — 0.2%
Republic of Poland Government International Bond
3.00%, 03/17/23	200	210,552
4.00%, 01/22/24	100	110,140
5.00%, 03/23/22	200	210,158

		530,850

Security	Par (000)	Value

Supranational — 1.6%
African Development Bank, 3.00%, 09/20/23	$25	$26,702
Asian Development Bank
0.63%, 04/29/25	100	100,023
1.75%, 09/13/22	420	430,076
2.75%, 01/19/28	200	220,178
3.13%, 09/26/28	50	56,579
5.82%, 06/16/28	85	110,929
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	25	24,949
0.50%, 05/28/25	100	99,375
2.25%, 05/16/24	15	15,876
Corp. Andina de Fomento, 4.38%, 06/15/22	20	20,950
European Bank for Reconstruction & Development, 1.63%, 09/27/24	100	104,019
European Investment Bank
0.25%, 09/15/23	490	489,485
1.63%, 10/09/29	50	50,838
1.88%, 02/10/25	100	105,076
2.13%, 04/13/26	199	211,951
2.38%, 05/24/27	99	107,046
4.88%, 02/15/36	50	69,013
Inter-American Development Bank
0.63%, 07/15/25	100	99,535
1.75%, 03/14/25	150	156,870
2.00%, 06/02/26	99	104,626
2.00%, 07/23/26	100	105,700
4.38%, 01/24/44	130	176,470
International Bank for Reconstruction & Development
0.38%, 07/28/25	100	98,501
0.63%, 04/22/25	200	200,122
1.75%, 10/23/29	184	189,255
1.88%, 10/27/26	199	209,189
2.13%, 03/03/25	25	26,536
2.50%, 11/22/27	25	27,105
3.00%, 09/27/23	390	416,887
International Finance Corp.
1.38%, 10/16/24	100	103,159
2.13%, 04/07/26	99	105,388
Nordic Investment Bank, 0.38%, 05/19/23	175	175,602

		4,438,010

Sweden — 0.2%
Svensk Exportkredit AB, 2.88%, 03/14/23	480	504,974

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	70	79,171
4.50%, 08/14/24	25	27,242
4.98%, 04/20/55	5	6,083
5.10%, 06/18/50	40	49,350
8.00%, 11/18/22	27	29,677

		191,523

Total Foreign Government Obligations — 4.6% (Cost: $13,069,891)		12,899,892

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50(d)	50	85,483

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series S-3, 6.91%, 10/01/50	$25	$43,115
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	25,334
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	42,558
Los Angeles Department of Water & Power System Revenue
RB BAB, Series A, 5.72%, 07/01/39	20	28,301
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	25	34,010
State of California GO
2.50%, 10/01/29	50	53,336
3.38%, 04/01/25	25	27,635
4.50%, 04/01/33 (Call 04/01/28)	25	29,557
State of California GO BAB
7.30%, 10/01/39	150	234,466
7.63%, 03/01/40	50	81,979
University of California RB
Series AD, 4.86%, 05/15/2112	25	33,405
Series AJ, 4.60%, 05/15/31	50	59,011
Series BD, 3.35%, 07/01/29	25	27,864

		806,054

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	28,993

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49	50	63,851
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	34,999
State of Illinois GO, 5.10%, 06/01/33	115	128,016
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	61,079

		287,945

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	37,204

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%, 12/01/39	25	35,161

Michigan — 0.1%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	26,662
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	50	49,573

		76,235

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(b)	50	49,485
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	53,825
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	25	35,464
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	75	119,092

		257,866

New York — 0.2%
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	45	61,297
Series A, 5.87%, 11/15/39	180	225,738

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB, 5.57%, 11/01/38	$50	$66,047
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	50	70,247
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	19,435
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	50	63,550
Series 181, 4.96%, 08/01/46	50	66,341
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	56,910

		629,565

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	34,461
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	31,068
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	25	32,999
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	30,017

		128,545

Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	61,938

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	56,735
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(d)	25	34,545
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	51,388
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	40,532
State of Texas GO BAB, 5.52%, 04/01/39(d)	65	93,170
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	50	61,557

		337,927

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	30,302

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	64,346

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	27,755

Total Municipal Debt Obligations — 1.0% (Cost: $2,772,984)		2,809,836

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association
1.63%, 01/07/25	25	26,073
5.63%, 07/15/37	36	54,678
6.25%, 05/15/29	50	68,920
6.63%, 11/15/30	90	131,453

		281,124

U.S. Government Agency Obligations — 2.0%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	10	10,470
Federal Home Loan Banks 1.50%, 08/15/24	20	20,773

32	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.13%, 06/09/23	$20	$20,870
2.50%, 12/09/22	20	20,821
2.88%, 12/10/21	20	20,428
3.00%, 10/12/21	60	61,067
3.13%, 09/12/25	10	11,090
3.25%, 06/09/28	90	102,830
3.25%, 11/16/28	670	767,398
3.38%, 09/08/23	25	26,943
5.50%, 07/15/36	25	37,118
Federal Home Loan Mortgage Corp.
0.25%, 09/08/23	800	800,448
2.38%, 01/13/22	245	249,831
6.25%, 07/15/32	65	96,526
Federal National Mortgage Association
0.25%, 07/10/23	300	300,078
0.25%, 11/27/23	260	259,945
0.63%, 04/22/25	500	500,850
1.75%, 07/02/24	250	261,635
1.88%, 04/05/22	200	203,792
1.88%, 09/24/26	225	237,085
2.00%, 10/05/22	100	102,965
2.25%, 04/12/22	40	40,939
2.38%, 01/19/23	100	104,209
2.63%, 01/11/22	55	56,191
2.63%, 09/06/24	330	355,889
7.25%, 05/15/30	35	52,300
Tennessee Valley Authority
3.50%, 12/15/42	50	57,968
5.25%, 09/15/39	60	85,653
6.15%, 01/15/38	275	422,100
7.13%, 05/01/30	190	282,515
Series A, 2.88%, 02/01/27	100	110,942

		5,681,669

U.S. Government Obligations — 52.9%
U.S. Treasury Note/Bond
0.13%, 05/31/22	500	500,176
0.13%, 07/31/22	2,000	2,000,469
0.13%, 09/30/22	500	500,078
0.13%, 11/30/22	3,600	3,600,000
0.13%, 12/31/22	10,000	9,999,219
0.13%, 05/15/23	500	499,531
0.13%, 08/15/23	500	499,102
0.13%, 09/15/23	400	399,156
0.13%, 12/15/23	7,283	7,258,235
0.25%, 04/15/23	750	751,406
0.25%, 06/15/23	300	300,492
0.25%, 11/15/23	5,100	5,102,391
0.25%, 05/31/25	500	493,320
0.25%, 06/30/25	700	689,938
0.25%, 07/31/25	250	246,152
0.25%, 08/31/25	30	29,407
0.25%, 10/31/25	800	785,187
0.38%, 04/30/25	600	595,688
0.38%, 11/30/25	5,100	5,029,477
0.38%, 12/31/25	6,650	6,550,770
0.38%, 07/31/27	750	720,293
0.38%, 09/30/27	1,500	1,435,781
0.50%, 03/15/23	400	402,875
0.50%, 03/31/25	1,300	1,298,578
0.50%, 04/30/27	100	97,211

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 06/30/27	$450	$436,219
0.50%, 08/31/27	150	144,961
0.50%, 10/31/27	2,700	2,602,547
0.63%, 03/31/27	400	392,313
0.63%, 11/30/27	3,020	2,931,287
0.63%, 12/31/27	1,210	1,173,322
0.63%, 05/15/30	500	468,828
0.63%, 08/15/30	1,475	1,378,434
0.75%, 01/31/28	250	244,219
0.88%, 11/15/30(d)	3,070	2,930,411
1.13%, 02/15/31	850	829,414
1.13%, 05/15/40	1,600	1,376,500
1.13%, 08/15/40	1,910	1,636,333
1.25%, 05/15/50	1,670	1,348,786
1.38%, 06/30/23	500	513,789
1.38%, 08/31/23	150	154,406
1.38%, 11/15/40	2,280	2,042,737
1.38%, 08/15/50	650	542,750
1.50%, 01/15/23	500	512,715
1.50%, 03/31/23	200	205,609
1.50%, 09/30/24	600	623,250
1.50%, 10/31/24	300	311,625
1.50%, 11/30/24	1,000	1,038,906
1.50%, 08/15/26	1,150	1,191,867
1.50%, 02/15/30(d)	100	101,625
1.63%, 08/15/22	150	153,281
1.63%, 11/15/22	250	256,387
1.63%, 04/30/23	250	257,871
1.63%, 02/15/26	1,100	1,149,328
1.63%, 05/15/26	850	887,520
1.63%, 09/30/26	500	521,328
1.63%, 10/31/26	300	312,609
1.63%, 11/30/26	400	416,719
1.63%, 08/15/29(d)	200	205,906
1.63%, 11/15/50(d)	1,960	1,745,012
1.75%, 03/31/22	500	508,887
1.75%, 04/30/22	500	509,551
1.75%, 05/15/22	1,740	1,774,188
1.75%, 07/15/22	1,000	1,022,383
1.75%, 09/30/22	200	205,109
1.75%, 06/30/24	400	418,469
1.75%, 12/31/24	400	419,438
1.75%, 11/15/29(d)	500	519,609
1.88%, 02/28/22	1,250	1,272,070
1.88%, 04/30/22	550	561,301
1.88%, 05/31/22	2,400	2,452,969
1.88%, 08/31/22	300	307,828
1.88%, 09/30/22	200	205,516
1.88%, 08/31/24	500	525,742
1.88%, 02/15/51	400	379,000
2.00%, 10/31/22	400	412,453
2.00%, 11/30/22	200	206,523
2.00%, 04/30/24	2,000	2,105,937
2.00%, 05/31/24	720	758,700
2.00%, 02/15/25	475	503,092
2.00%, 08/15/25	550	583,945
2.00%, 11/15/26	450	478,301
2.00%, 02/15/50	280	273,000
2.13%, 05/15/22	1,300	1,331,637
2.13%, 03/31/24	1,000	1,055,859

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 09/30/24	$500	$530,586
2.13%, 05/15/25	1,050	1,119,234
2.25%, 04/15/22	300	307,195
2.25%, 12/31/23	500	528,242
2.25%, 11/15/24	800	853,375
2.25%, 11/15/25	850	913,020
2.25%, 02/15/27	100	107,742
2.25%, 08/15/27	450	484,980
2.25%, 11/15/27	3,515	3,786,863
2.25%, 08/15/46	365	374,866
2.25%, 08/15/49	400	411,813
2.38%, 01/31/23	900	938,566
2.38%, 08/15/24	800	855,000
2.38%, 05/15/27	200	217,109
2.38%, 05/15/29	300	326,672
2.38%, 11/15/49	250	264,297
2.50%, 02/15/22	2,300	2,353,008
2.50%, 08/15/23	200	211,297
2.50%, 05/15/24	1,000	1,070,078
2.50%, 02/15/45	195	210,021
2.50%, 02/15/46	2,760	2,975,194
2.50%, 05/15/46	90	96,947
2.63%, 02/28/23	400	419,766
2.63%, 02/15/29	483	534,923
2.75%, 05/31/23	550	581,797
2.75%, 08/31/23	400	425,375
2.75%, 11/15/23	500	533,945
2.75%, 02/15/24	1,000	1,073,047
2.75%, 06/30/25	375	409,893
2.75%, 08/31/25	200	218,953
2.75%, 02/15/28	500	555,625
2.75%, 08/15/42	550	620,125
2.75%, 11/15/42	100	112,609
2.75%, 08/15/47	500	565,781
2.75%, 11/15/47	400	452,813
2.88%, 09/30/23	250	267,168
2.88%, 10/31/23	650	695,805
2.88%, 11/30/23	250	268,086
2.88%, 05/31/25	500	548,750
2.88%, 07/31/25	550	604,785
2.88%, 05/15/28	875	981,230
2.88%, 08/15/28	50	56,148
2.88%, 05/15/43	325	373,801
2.88%, 08/15/45	100	115,172
2.88%, 11/15/46	350	403,922
2.88%, 05/15/49	350	407,914
3.00%, 05/15/42	400	468,625
3.00%, 11/15/44	300	352,078
3.00%, 05/15/45	1,800	2,116,687
3.00%, 11/15/45(d)	1,350	1,589,414
3.00%, 02/15/47	200	236,500
3.00%, 05/15/47	150	177,492
3.00%, 02/15/48	150	177,938
3.00%, 08/15/48	300	356,578
3.00%, 02/15/49	150	178,688
3.13%, 11/15/28	800	914,250
3.13%, 11/15/41	250	298,633
3.13%, 02/15/42	300	358,641

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 02/15/43	$350	$418,250
3.13%, 08/15/44	200	239,344
3.13%, 05/15/48	100	121,391
3.38%, 05/15/44	100	124,359
3.38%, 11/15/48	320	406,800
3.63%, 08/15/43	200	257,688
3.63%, 02/15/44	500	645,234
3.75%, 08/15/41	350	455,820
3.75%, 11/15/43	400	525,000
3.88%, 08/15/40	350	461,672
4.25%, 11/15/40	212	293,024
4.38%, 02/15/38	100	137,984
4.38%, 05/15/40	200	280,000
4.38%, 05/15/41	300	422,484
4.50%, 02/15/36	800	1,100,000
4.50%, 05/15/38	500	699,766
4.50%, 08/15/39	300	423,563
4.75%, 02/15/41	300	441,094
5.25%, 11/15/28	750	975,703
5.25%, 02/15/29	350	457,625
6.00%, 02/15/26	400	502,781
6.13%, 08/15/29	119	166,210
6.38%, 08/15/27	250	334,492
6.50%, 11/15/26	300	393,867
6.88%, 08/15/25	300	381,750
7.25%, 08/15/22	100	110,039
7.63%, 11/15/22	400	450,922

		148,231,177

Total U.S. Government & Agency Obligations — 55.0% (Cost: $155,538,756)		154,193,970

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)(h)	8,977	8,977,033

Total Short-Term Investments — 3.2% (Cost: $8,977,033)		8,977,033

Total Investments in Securities — 102.5% (Cost: $290,079,381)		287,620,001

Other Assets, Less Liabilities — (2.5)%		(7,117,767)

Net Assets — 100.0%		$280,502,234

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

34	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Government/Credit Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,367,297	$6,609,736	(a)	$—	$—	$—	$8,977,033	8,977	$9,857	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$108,739,270	$—	$108,739,270
Foreign Government Obligations	—	12,899,892	—	12,899,892
Municipal Debt Obligations	—	2,809,836	—	2,809,836
U.S. Government & Agency Obligations	—	154,193,970	—	154,193,970
Money Market Funds	8,977,033	—	—	8,977,033

	$8,977,033	$278,642,968	$—	$287,620,001

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$160	$160,230
3.75%, 02/15/23	250	265,667
4.20%, 04/15/24	95	104,988
4.65%, 10/01/28 (Call 07/01/28)	145	170,913
4.75%, 03/30/30 (Call 12/30/29)	50	59,570
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	358	397,663
3.63%, 05/01/22	513	531,642
3.65%, 11/01/24 (Call 08/01/24)	50	54,721
WPP Finance 2010, 3.75%, 09/19/24	215	236,509

		1,981,903

Aerospace & Defense — 0.6%
Boeing Co. (The)
1.43%, 02/04/24 (Call 02/04/22)	250	250,425
1.88%, 06/15/23 (Call 04/15/23)	19	19,382
2.20%, 02/04/26 (Call 02/04/23)	250	250,442
2.25%, 06/15/26 (Call 03/15/26)	210	212,050
2.60%, 10/30/25 (Call 07/30/25)	70	72,213
2.70%, 02/01/27 (Call 12/01/26)	215	220,809
2.80%, 03/01/23 (Call 02/01/23)	145	150,292
2.80%, 03/01/27 (Call 12/01/26)	190	195,994
2.85%, 10/30/24 (Call 07/30/24)	88	92,600
2.95%, 02/01/30 (Call 11/01/29)	35	35,269
3.10%, 05/01/26 (Call 03/01/26)	190	199,462
3.20%, 03/01/29 (Call 12/01/28)	88	90,779
3.25%, 03/01/28 (Call 12/01/27)	215	225,212
4.88%, 05/01/25 (Call 04/01/25)	761	851,186
5.04%, 05/01/27 (Call 03/01/27)	515	593,687
5.15%, 05/01/30 (Call 02/01/30)	848	988,123
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	96	99,447
2.13%, 08/15/26 (Call 05/15/26)	145	152,324
2.25%, 11/15/22 (Call 08/15/22)	231	237,547
2.38%, 11/15/24 (Call 09/15/24)	60	63,665
2.63%, 11/15/27 (Call 08/15/27)	131	140,718
3.38%, 05/15/23 (Call 04/15/23)	210	223,768
3.50%, 05/15/25 (Call 03/15/25)	155	170,316
3.50%, 04/01/27 (Call 02/01/27)	200	224,468
3.63%, 04/01/30 (Call 01/01/30)	372	423,701
3.75%, 05/15/28 (Call 02/15/28)	205	233,315
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	5	5,331
4.95%, 08/15/25 (Call 05/15/25)	25	27,057
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	270	262,634
3.83%, 04/27/25 (Call 01/27/25)	225	249,068
3.85%, 06/15/23 (Call 05/15/23)	167	179,421
3.85%, 12/15/26 (Call 09/15/26)	230	259,691
4.40%, 06/15/28 (Call 03/15/28)	446	519,619
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	593	636,253
3.10%, 01/15/23 (Call 11/15/22)	172	180,027
3.55%, 01/15/26 (Call 10/15/25)	493	549,202
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 03/24/21)	360	372,211
2.93%, 01/15/25 (Call 11/15/24)	432	462,033
3.20%, 02/01/27 (Call 11/01/26)	269	295,362

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 08/01/23	$175	$187,010
3.25%, 01/15/28 (Call 10/15/27)	452	492,323
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	410	415,199
2.50%, 12/15/22 (Call 09/15/22)	357	368,438
2.80%, 03/15/22 (Call 02/15/22)	210	215,032
3.13%, 05/04/27 (Call 02/04/27)	394	431,729
3.20%, 03/15/24 (Call 01/15/24)	205	220,113
3.50%, 03/15/27 (Call 12/15/26)	195	217,140
3.70%, 12/15/23 (Call 09/15/23)	222	240,062
3.95%, 08/16/25 (Call 06/16/25)	327	366,904
4.13%, 11/16/28 (Call 08/16/28)	590	679,934
7.50%, 09/15/29	84	118,258

		14,367,245

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	160	167,358
2.45%, 02/04/32 (Call 11/04/31)	430	417,676
2.63%, 09/16/26 (Call 06/16/26)	373	394,310
3.40%, 05/06/30 (Call 02/06/30)	240	257,030
4.40%, 02/14/26 (Call 12/14/25)	148	168,383
4.80%, 02/14/29 (Call 11/14/28)	67	78,616
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	408	435,919
3.25%, 03/27/30 (Call 12/27/29)	95	105,498
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	400	399,784
2.73%, 03/25/31 (Call 12/25/30)	500	494,600
2.79%, 09/06/24 (Call 08/06/24)	100	106,416
3.22%, 08/15/24 (Call 06/15/24)	410	440,065
3.22%, 09/06/26 (Call 07/06/26)	261	280,126
3.46%, 09/06/29 (Call 06/06/29)	225	239,976
3.56%, 08/15/27 (Call 05/15/27)	399	433,127
4.91%, 04/02/30 (Call 01/02/30)	104	120,613
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)	460	461,118
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	50	50,606
3.00%, 09/25/22 (Call 08/25/22)	15	15,522
3.25%, 08/15/26 (Call 05/15/26)	165	178,743
3.75%, 09/25/27 (Call 06/25/27)	117	131,061
4.35%, 03/15/24 (Call 02/15/24)	160	176,256
Philip Morris International Inc.
1.13%, 05/01/23	20	20,337
1.50%, 05/01/25 (Call 04/01/25)	21	21,434
2.13%, 05/10/23 (Call 03/10/23)	215	222,598
2.38%, 08/17/22 (Call 07/17/22)	235	241,683
2.50%, 08/22/22	237	244,634
2.50%, 11/02/22 (Call 10/02/22)	120	124,169
2.63%, 03/06/23	230	240,465
2.75%, 02/25/26 (Call 11/25/25)	190	204,041
2.88%, 05/01/24 (Call 04/01/24)	115	122,894
3.13%, 08/17/27 (Call 05/17/27)	150	164,490
3.25%, 11/10/24	288	314,148
3.38%, 08/11/25 (Call 05/11/25)	195	213,585
3.38%, 08/15/29 (Call 05/15/29)	41	45,256
3.60%, 11/15/23	210	228,033

36	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$504	$562,807
4.85%, 09/15/23	230	254,428

		8,777,805

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-3, Class AA, 3.00%, 04/15/30	41	40,800
Series 2017-2, Class AA, 3.35%, 04/15/31	173	172,171
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	49	50,171
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	180	179,339
2.75%, 11/16/22 (Call 10/16/22)	15	15,448
3.00%, 11/15/26 (Call 08/15/26)	80	84,992
4.75%, 05/04/23	620	674,219
5.13%, 06/15/27 (Call 04/15/27)	465	544,715
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	108	113,096
Series 2014-2, Class A, 3.75%, 09/03/26	237	244,635
Series 2020-1, Class A, 5.88%, 04/15/29	717	800,939

		2,920,525

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	205	217,780
2.75%, 03/27/27 (Call 01/27/27)	288	311,599
2.85%, 03/27/30 (Call 12/27/29)	420	454,436
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	95	105,267
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	135	138,008
4.13%, 07/15/27 (Call 04/15/27)	95	104,300
VF Corp.
2.05%, 04/23/22	510	519,817
2.80%, 04/23/27 (Call 02/23/27)	20	21,515
2.95%, 04/23/30 (Call 01/23/30)	50	53,476

		1,926,198

Auto Manufacturers — 0.7%
American Honda Finance Corp.
1.95%, 05/10/23	221	228,445
2.20%, 06/27/22	198	202,948
2.30%, 09/09/26	150	159,141
2.35%, 01/08/27	150	158,865
2.40%, 06/27/24	111	117,384
2.60%, 11/16/22	30	31,149
2.90%, 02/16/24	142	151,770
3.45%, 07/14/23	215	230,368
3.50%, 02/15/28	152	170,889
3.55%, 01/12/24	250	271,045
3.63%, 10/10/23	20	21,642
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	35	37,667
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	85	95,137
4.88%, 10/02/23	232	255,420
5.00%, 10/01/28 (Call 07/01/28)	267	311,821
5.40%, 10/02/23	150	167,334
6.13%, 10/01/25 (Call 09/01/25)	234	278,631
6.80%, 10/01/27 (Call 08/01/27)	40	50,676
General Motors Financial Co. Inc.
2.70%, 08/20/27 (Call 06/20/27)	15	15,576
2.75%, 06/20/25 (Call 05/20/25)	395	415,805

Security	Par (000)	Value

Auto Manufacturers (continued)
2.90%, 02/26/25 (Call 01/26/25)	$338	$357,280
3.15%, 06/30/22 (Call 05/30/22)	135	139,227
3.25%, 01/05/23 (Call 12/05/22)	225	235,192
3.50%, 11/07/24 (Call 09/07/24)	325	351,933
3.55%, 07/08/22	349	362,283
3.60%, 06/21/30 (Call 03/21/30)	401	433,341
3.70%, 05/09/23 (Call 03/09/23)	475	502,859
3.85%, 01/05/28 (Call 10/05/27)	105	115,078
3.95%, 04/13/24 (Call 02/13/24)	25	27,154
4.00%, 01/15/25 (Call 10/15/24)	356	388,204
4.00%, 10/06/26 (Call 07/06/26)	335	371,840
4.15%, 06/19/23 (Call 05/19/23)	157	168,552
4.25%, 05/15/23	21	22,550
4.30%, 07/13/25 (Call 04/13/25)	66	72,997
4.35%, 04/09/25 (Call 02/09/25)	195	216,417
4.35%, 01/17/27 (Call 10/17/26)	322	362,984
5.10%, 01/17/24 (Call 12/17/23)	439	488,559
5.20%, 03/20/23	640	697,773
5.25%, 03/01/26 (Call 12/01/25)	242	279,583
5.65%, 01/17/29 (Call 10/17/28)	50	61,031
PACCAR Financial Corp.
1.90%, 02/07/23	95	97,932
2.00%, 09/26/22	105	107,810
2.30%, 08/10/22	145	149,206
2.65%, 05/10/22	223	229,233
3.40%, 08/09/23	60	64,372
Stellantis NV, 5.25%, 04/15/23	1,000	1,086,990
Toyota Motor Corp.
2.36%, 07/02/24	200	211,514
2.76%, 07/02/29	65	69,946
3.42%, 07/20/23	240	257,352
3.67%, 07/20/28	45	51,147
Toyota Motor Credit Corp.
1.65%, 01/10/31	500	484,115
2.00%, 10/07/24	227	238,218
2.15%, 09/08/22	272	279,752
2.15%, 02/13/30	20	20,540
2.25%, 10/18/23	34	35,675
2.63%, 01/10/23	281	292,962
2.65%, 04/12/22	346	354,986
2.70%, 01/11/23	5	5,223
2.90%, 04/17/24	275	294,602
3.00%, 04/01/25	259	279,736
3.05%, 01/11/28	150	163,936
3.20%, 01/11/27	250	276,530
3.35%, 01/08/24	240	259,841
3.38%, 04/01/30	300	333,480
3.40%, 04/14/25	150	164,808
3.45%, 09/20/23	327	352,051

		15,188,507

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	219	239,849
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	175	198,501
4.35%, 03/15/29 (Call 12/15/28)	50	57,479
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	93	98,470
3.38%, 03/15/25 (Call 12/15/24)(a)	180	195,989
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	150	167,854

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	$40	$43,505
4.15%, 10/01/25 (Call 07/01/25)	275	309,361

		1,311,008

Banks — 9.5%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	260	267,878
2.63%, 05/19/22	300	308,658
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	615	609,975
Banco Santander SA
2.71%, 06/27/24	400	424,060
2.75%, 05/28/25	210	222,054
2.75%, 12/03/30	275	271,109
3.13%, 02/23/23	200	210,082
3.31%, 06/27/29	200	217,664
3.49%, 05/28/30	200	216,650
3.85%, 04/12/23	200	213,794
4.25%, 04/11/27	200	227,278
4.38%, 04/12/28	250	285,887
5.18%, 11/19/25	410	472,320
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(b)	500	504,070
1.20%, 10/24/26 (Call 10/24/25)(b)	755	753,535
1.90%, 07/23/31 (Call 07/23/30)(b)	500	484,555
1.92%, 10/24/31 (Call 10/24/30)(b)	500	486,320
2.46%, 10/22/25 (Call 10/22/24)(b)	558	590,481
2.50%, 10/21/22 (Call 10/21/21)	680	689,289
2.50%, 02/13/31 (Call 02/13/30)(b)	500	512,280
2.82%, 07/21/23 (Call 07/21/22)(b)	590	609,440
2.88%, 04/24/23 (Call 04/24/22)(b)	543	558,275
2.88%, 10/22/30 (Call 10/22/29)(b)	548	578,913
3.00%, 12/20/23 (Call 12/20/22)(b)	758	792,315
3.09%, 10/01/25 (Call 10/01/24)(b)	270	291,235
3.19%, 07/23/30 (Call 07/23/29)(b)	630	680,942
3.25%, 10/21/27 (Call 10/21/26)	506	554,465
3.30%, 01/11/23	353	372,411
3.37%, 01/23/26 (Call 01/23/25)(b)	350	380,453
3.42%, 12/20/28 (Call 12/20/27)(b)	1,028	1,134,470
3.46%, 03/15/25 (Call 03/15/24)(b)	379	409,229
3.50%, 04/19/26	704	783,686
3.55%, 03/05/24 (Call 03/05/23)(b)	337	357,550
3.56%, 04/23/27 (Call 04/23/26)(b)	413	457,352
3.59%, 07/21/28 (Call 07/21/27)(b)	615	685,141
3.71%, 04/24/28 (Call 04/24/27)(b)	500	559,025
3.82%, 01/20/28 (Call 01/20/27)(b)	320	359,875
3.86%, 07/23/24 (Call 07/23/23)(b)	492	530,263
3.88%, 08/01/25	380	425,307
3.97%, 03/05/29 (Call 03/05/28)(b)	461	522,871
3.97%, 02/07/30 (Call 02/07/29)(b)	652	741,709
4.00%, 04/01/24	545	599,811
4.00%, 01/22/25	706	781,365
4.10%, 07/24/23	612	665,819
4.13%, 01/22/24	615	678,493
4.20%, 08/26/24	731	811,447
4.25%, 10/22/26	445	509,739
4.27%, 07/23/29 (Call 07/23/28)(b)	520	602,758
4.45%, 03/03/26	477	546,528
Series L, 3.95%, 04/21/25	580	641,874
Series L, 4.18%, 11/25/27 (Call 11/25/26)	287	325,317

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
2.35%, 09/11/22	$595	$614,218
2.50%, 06/28/24	206	218,601
2.55%, 11/06/22 (Call 10/06/22)	175	181,330
2.90%, 03/26/22	500	514,215
3.80%, 12/15/32 (Call 12/15/27)(b)	165	184,320
4.34%, 10/05/28 (Call 10/05/23)(b)	140	152,386
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	30	30,887
1.65%, 01/28/31 (Call 10/28/30)	50	48,838
1.85%, 01/27/23 (Call 01/02/23)	90	92,570
2.10%, 10/24/24	345	364,099
2.45%, 08/17/26 (Call 05/17/26)	273	290,786
2.66%, 05/16/23 (Call 05/16/22)(b)	147	151,125
2.80%, 05/04/26 (Call 02/04/26)	352	380,959
2.95%, 01/29/23 (Call 12/29/22)	300	314,577
3.25%, 09/11/24 (Call 08/11/24)	240	262,044
3.25%, 05/16/27 (Call 02/16/27)	245	272,053
3.30%, 08/23/29 (Call 05/23/29)	109	120,552
3.40%, 05/15/24 (Call 04/15/24)	200	217,882
3.40%, 01/29/28 (Call 10/29/27)	300	335,388
3.44%, 02/07/28 (Call 02/07/27)(b)	66	74,016
3.45%, 08/11/23	224	240,988
3.50%, 04/28/23	155	165,571
3.95%, 11/18/25 (Call 10/18/25)	155	175,804
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	395	430,495
Series G, 3.00%, 02/24/25 (Call 01/24/25)	225	243,088
Bank of Nova Scotia (The)
1.05%, 03/02/26	500	497,005
2.38%, 01/18/23	127	131,823
2.45%, 09/19/22	223	230,493
2.70%, 03/07/22	479	491,047
2.70%, 08/03/26	530	570,370
4.50%, 12/16/25	509	583,665
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	35	39,826
Barclays PLC
3.65%, 03/16/25	210	228,522
3.93%, 05/07/25 (Call 05/07/24)(b)	375	408,394
4.34%, 05/16/24 (Call 05/16/23)(b)	300	323,217
4.34%, 01/10/28 (Call 01/10/27)	300	339,309
4.38%, 09/11/24	315	346,361
4.38%, 01/12/26	700	791,112
4.61%, 02/15/23 (Call 02/15/22)(b)	360	373,727
4.84%, 05/09/28 (Call 05/07/27)	265	301,037
4.97%, 05/16/29 (Call 05/16/28)(b)	400	470,348
5.09%, 06/20/30 (Call 06/20/29)(b)	315	363,901
5.20%, 05/12/26	770	879,810
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	250	276,978
BNP Paribas SA
3.25%, 03/03/23	214	226,879
4.25%, 10/15/24	285	319,140
BPCE SA, 4.00%, 04/15/24	265	292,006
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	400	400,392
0.95%, 06/23/23	10	10,114
2.25%, 01/28/25	11	11,493
2.55%, 06/16/22	370	381,056
2.61%, 07/22/23 (Call 07/22/22)(b)	162	166,917
3.50%, 09/13/23	554	598,276

38	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26)(b)	$565	$557,813
2.57%, 06/03/31 (Call 06/03/30)(b)	600	614,460
2.67%, 01/29/31 (Call 01/29/30)(b)	400	413,060
2.70%, 10/27/22 (Call 09/27/22)	441	457,171
2.75%, 04/25/22 (Call 03/25/22)	700	718,130
2.88%, 07/24/23 (Call 07/24/22)(b)	262	270,654
2.98%, 11/05/30 (Call 11/05/29)(b)	220	232,619
3.11%, 04/08/26 (Call 04/08/25)(b)	773	831,485
3.20%, 10/21/26 (Call 07/21/26)	760	828,719
3.30%, 04/27/25	419	457,959
3.35%, 04/24/25 (Call 04/24/24)(b)	622	671,219
3.40%, 05/01/26	493	544,415
3.50%, 05/15/23	337	358,484
3.52%, 10/27/28 (Call 10/27/27)(b)	475	524,671
3.67%, 07/24/28 (Call 07/24/27)(b)	496	552,063
3.70%, 01/12/26	393	438,600
3.75%, 06/16/24	222	244,273
3.88%, 10/25/23	275	299,720
3.88%, 03/26/25	280	307,709
3.89%, 01/10/28 (Call 01/10/27)(b)	560	628,768
3.98%, 03/20/30 (Call 03/20/29)(b)	455	514,614
4.00%, 08/05/24	50	55,101
4.04%, 06/01/24 (Call 06/01/23)(b)	215	232,058
4.05%, 07/30/22	196	205,837
4.08%, 04/23/29 (Call 04/23/28)(b)	346	393,821
4.13%, 07/25/28	230	260,257
4.30%, 11/20/26	277	315,966
4.40%, 06/10/25	606	680,805
4.41%, 03/31/31 (Call 03/31/30)(b)	700	813,393
4.45%, 09/29/27	737	848,486
4.60%, 03/09/26	435	499,132
5.50%, 09/13/25	359	423,968
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	285	292,424
3.70%, 03/29/23 (Call 02/28/23)	250	266,240
Citizens Financial Group Inc., 2.50%, 02/06/30
(Call 11/06/29)	297	305,934
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	450	483,633
4.00%, 02/01/29 (Call 11/03/28)	150	172,488
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	315	350,198
3.95%, 11/09/22	260	274,734
4.63%, 12/01/23	440	487,577
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	250	261,295
Credit Suisse AG/New York NY
1.00%, 05/05/23	1,000	1,013,350
2.95%, 04/09/25	440	475,376
3.63%, 09/09/24	705	775,042
Credit Suisse Group AG
3.75%, 03/26/25	390	427,927
3.80%, 06/09/23	260	278,860
4.55%, 04/17/26	490	564,867
Credit Suisse Group Funding Guernsey Ltd., 3.80%,
09/15/22	450	472,644
Deutsche Bank AG, 4.10%, 01/13/26	226	248,076
Deutsche Bank AG/London, 3.70%, 05/30/24	340	366,687
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(b)	395	399,365

Security	Par (000)	Value

Banks (continued)
3.55%, 09/18/31 (Call 09/18/30)(b)	$235	$248,144
3.70%, 05/30/24	250	269,603
3.96%, 11/26/25 (Call 11/26/24)(b)	490	535,080
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	460	476,238
3.35%, 02/06/23 (Call 01/06/23)	250	263,183
3.45%, 07/27/26 (Call 04/27/26)	250	275,453
4.68%, 08/09/28 (Call 08/09/23)(b)	350	373,877
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	140	143,829
3.65%, 01/25/24 (Call 12/25/23)	615	667,183
3.95%, 03/14/28 (Call 02/14/28)	305	355,664
4.30%, 01/16/24 (Call 12/16/23)	234	257,234
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	260	267,259
2.25%, 02/01/27 (Call 01/01/27)	250	263,138
3.95%, 07/28/25 (Call 06/28/25)	200	225,178
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	358,631
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	25	25,004
1.09%, 12/09/26 (Call 12/09/25)(b)	15	14,870
1.99%, 01/27/32 (Call 01/27/31)(b)	955	933,341
2.60%, 02/07/30 (Call 11/07/29)	449	468,329
2.91%, 07/24/23 (Call 07/24/22)(b)	465	480,591
3.00%, 04/26/22 (Call 04/26/21)	595	597,320
3.20%, 02/23/23 (Call 01/23/23)	394	414,386
3.27%, 09/29/25 (Call 09/29/24)(b)	613	664,749
3.50%, 01/23/25 (Call 10/23/24)	663	721,463
3.50%, 04/01/25 (Call 03/01/25)	822	899,901
3.50%, 11/16/26 (Call 11/16/25)	615	677,269
3.63%, 01/22/23	521	552,067
3.63%, 02/20/24 (Call 01/20/24)	325	353,070
3.69%, 06/05/28 (Call 06/05/27)(b)	440	493,680
3.75%, 05/22/25 (Call 02/22/25)	411	453,538
3.75%, 02/25/26 (Call 11/25/25)	197	219,811
3.80%, 03/15/30 (Call 12/15/29)	326	370,082
3.81%, 04/23/29 (Call 04/23/28)(b)	522	587,318
3.85%, 07/08/24 (Call 04/08/24)	478	523,587
3.85%, 01/26/27 (Call 01/26/26)	616	687,474
4.00%, 03/03/24	714	785,157
4.22%, 05/01/29 (Call 05/01/28)(b)	552	636,119
4.25%, 10/21/25	546	614,064
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(b)	775	783,858
3.26%, 03/13/23 (Call 03/13/22)(b)	555	571,089
3.60%, 05/25/23	700	748,398
3.80%, 03/11/25 (Call 03/11/24)(b)	610	662,649
3.90%, 05/25/26	600	671,808
3.95%, 05/18/24 (Call 05/18/23)(b)	400	429,364
3.97%, 05/22/30 (Call 05/22/29)(b)	450	502,519
4.04%, 03/13/28 (Call 03/13/27)(b)	545	610,422
4.25%, 03/14/24	480	525,235
4.25%, 08/18/25	450	502,429
4.29%, 09/12/26 (Call 09/12/25)(b)	450	504,256
4.30%, 03/08/26	650	738,491
4.38%, 11/23/26	275	311,798
4.58%, 06/19/29 (Call 06/19/28)(b)	485	558,448
4.95%, 03/31/30	890	1,070,278
HSBC USA Inc., 3.50%, 06/23/24	300	327,282

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	$143	$147,607
2.63%, 08/06/24 (Call 07/06/24)	199	211,441
4.00%, 05/15/25 (Call 04/15/25)	185	207,189
Huntington National Bank (The), 2.50%, 08/07/22
(Call 07/07/22)	360	370,573
Industrial & Commercial Bank of China Ltd./New York NY,
3.54%, 11/08/27	250	279,283
ING Groep NV
3.95%, 03/29/27	350	396,522
4.05%, 04/09/29	215	247,186
4.10%, 10/02/23	720	785,974
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(b)	10	10,234
2.08%, 04/22/26 (Call 04/22/25)(b)	880	913,361
2.18%, 06/01/28 (Call 06/01/27)(b)	50	51,644
2.52%, 04/22/31 (Call 04/22/30)(b)	800	821,688
2.70%, 05/18/23 (Call 03/18/23)	658	689,433
2.74%, 10/15/30 (Call 10/15/29)(b)	1,050	1,103,497
2.78%, 04/25/23 (Call 04/25/22)(b)	464	476,500
2.95%, 10/01/26 (Call 07/01/26)	659	716,504
2.97%, 01/15/23 (Call 01/15/22)	621	635,202
3.13%, 01/23/25 (Call 10/23/24)	86	92,783
3.20%, 01/25/23	651	686,401
3.20%, 06/15/26 (Call 03/15/26)	365	399,124
3.21%, 04/01/23 (Call 04/01/22)(b)	510	525,575
3.22%, 03/01/25 (Call 03/01/24)(b)	656	704,793
3.25%, 09/23/22	770	805,289
3.30%, 04/01/26 (Call 01/01/26)	543	597,105
3.38%, 05/01/23	471	500,857
3.51%, 01/23/29 (Call 01/23/28)(b)	593	654,755
3.54%, 05/01/28 (Call 05/01/27)(b)	525	584,629
3.56%, 04/23/24 (Call 04/23/23)(b)	484	515,712
3.63%, 05/13/24	500	548,205
3.63%, 12/01/27 (Call 12/01/26)	411	456,613
3.70%, 05/06/30 (Call 05/06/29)(b)	725	814,008
3.78%, 02/01/28 (Call 02/01/27)(b)	697	784,383
3.80%, 07/23/24 (Call 07/23/23)(b)	578	622,841
3.88%, 02/01/24	294	322,318
3.88%, 09/10/24	570	630,363
3.90%, 07/15/25 (Call 04/15/25)	575	640,665
3.96%, 01/29/27 (Call 01/29/26)(b)	528	593,916
4.01%, 04/23/29 (Call 04/23/28)(b)	552	629,010
4.02%, 12/05/24 (Call 12/05/23)(b)	409	447,323
4.13%, 12/15/26	609	698,121
4.20%, 07/23/29 (Call 07/23/28)(b)	302	348,426
4.25%, 10/01/27	510	591,692
4.45%, 12/05/29 (Call 12/05/28)(b)	477	560,771
4.49%, 03/24/31 (Call 03/24/30)(b)	500	593,740
7.63%, 10/15/26	89	118,547
8.00%, 04/29/27	6	8,276
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	257,743
2.40%, 06/09/22	350	359,397
3.90%, 04/13/29 (Call 03/13/29)	250	283,253
KeyBank NA/Cleveland OH, 0.42%, 01/03/24
(Call 01/03/23)(b)	250	250,483
KeyCorp
2.25%, 04/06/27	230	240,555
2.55%, 10/01/29	150	157,083

Security	Par (000)	Value

Banks (continued)
4.15%, 10/29/25	$298	$339,398
KfW
0.38%, 07/18/25	1,000	985,190
1.38%, 08/05/24	605	623,882
1.63%, 02/15/23	2,155	2,214,629
1.75%, 09/14/29	538	553,650
2.00%, 09/29/22	75	77,159
2.00%, 10/04/22	595	612,142
2.00%, 05/02/25	1,188	1,255,597
2.13%, 03/07/22	1,172	1,195,229
2.13%, 06/15/22	1,315	1,348,112
2.13%, 01/17/23	640	663,098
2.38%, 12/29/22	1,000	1,039,740
2.50%, 11/20/24	726	778,918
2.63%, 02/28/24	169	180,382
2.88%, 04/03/28	652	725,311
Korea Development Bank (The)
2.00%, 09/12/26	225	236,185
2.13%, 10/01/24	325	344,022
3.00%, 09/14/22	300	311,961
3.00%, 01/13/26	200	218,418
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	105	109,599
2.00%, 01/13/25	550	580,233
2.38%, 06/10/25	465	498,778
3.13%, 11/14/23	155	166,625
Series 40, 0.50%, 05/27/25	410	407,540
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	200	208,844
2.86%, 03/17/23 (Call 03/17/22)(b)	405	414,983
3.57%, 11/07/28 (Call 11/07/27)(b)	280	307,966
3.75%, 01/11/27	250	278,580
3.87%, 07/09/25 (Call 07/09/24)(b)	290	318,171
4.05%, 08/16/23	225	244,143
4.38%, 03/22/28	415	478,424
4.45%, 05/08/25	200	226,008
4.50%, 11/04/24	315	351,801
4.55%, 08/16/28	200	234,062
4.58%, 12/10/25	260	294,206
4.65%, 03/24/26	390	442,494
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	190	204,100
Manufacturers & Traders Trust Co., 2.90%, 02/06/25
(Call 01/06/25)	250	269,295
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	235	244,447
2.56%, 02/25/30	300	310,626
2.62%, 07/18/22	410	422,718
2.67%, 07/25/22	635	655,237
2.76%, 09/13/26	250	268,165
2.80%, 07/18/24	215	229,648
3.20%, 07/18/29	265	287,591
3.41%, 03/07/24	370	399,718
3.46%, 03/02/23	364	385,724
3.68%, 02/22/27	160	180,669
3.74%, 03/07/29	240	270,725
3.76%, 07/26/23	410	441,631
3.78%, 03/02/25	329	362,417
3.85%, 03/01/26	475	533,558
3.96%, 03/02/28	166	189,147
4.05%, 09/11/28	475	546,426

40	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(b)	$440	$446,736
2.20%, 07/10/31 (Call 07/10/30)(b)	300	298,602
2.23%, 05/25/26 (Call 05/25/25)(b)	225	233,831
2.56%, 09/13/25 (Call 09/13/24)(b)	200	210,892
2.60%, 09/11/22	250	258,588
2.84%, 07/16/25 (Call 07/16/24)(b)	240	254,870
2.84%, 09/13/26	203	218,864
3.17%, 09/11/27	250	274,353
3.55%, 03/05/23	250	265,495
3.66%, 02/28/27	245	274,709
3.92%, 09/11/24 (Call 09/11/23)(b)	200	216,486
4.02%, 03/05/28	300	341,472
4.25%, 09/11/29 (Call 09/11/28)(b)	250	289,130
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23)(b)	1,700	1,700,748
0.56%, 11/10/23 (Call 11/10/22)(b)	710	711,008
0.99%, 12/10/26 (Call 12/10/25)(b)	500	493,940
1.79%, 02/13/32 (Call 02/13/31)(b)	510	486,356
1.93%, 04/28/32 (Call 04/28/31)(b)	2,300	2,232,840
2.19%, 04/28/26 (Call 04/28/25)(b)	525	545,044
2.70%, 01/22/31 (Call 01/22/30)(b)	670	696,230
2.75%, 05/19/22	471	485,238
3.13%, 01/23/23	538	565,540
3.13%, 07/27/26	674	736,830
3.59%, 07/22/28 (Call 07/22/27)(b)	456	509,202
3.62%, 04/01/31 (Call 04/01/30)(b)	480	534,926
3.63%, 01/20/27	558	625,847
3.70%, 10/23/24	387	427,391
3.74%, 04/24/24 (Call 04/24/23)(b)	332	354,539
3.75%, 02/25/23	304	323,906
3.77%, 01/24/29 (Call 01/24/28)(b)	586	657,129
3.88%, 01/27/26	564	635,025
3.95%, 04/23/27	389	438,994
4.00%, 07/23/25	660	742,335
4.10%, 05/22/23	386	415,525
4.35%, 09/08/26	493	567,857
4.43%, 01/23/30 (Call 01/23/29)(b)	515	603,168
4.88%, 11/01/22	365	391,408
5.00%, 11/24/25	470	549,322
Series F, 3.88%, 04/29/24	536	589,273
MUFG Americas Holdings Corp., 3.00%, 02/10/25
(Call 01/10/25)	380	407,170
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	295,025
3.38%, 01/14/26	250	276,890
3.63%, 06/20/23	250	268,860
National Bank of Canada, 2.10%, 02/01/23	250	258,025
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(b)	260	276,897
3.75%, 11/01/29 (Call 11/01/24)(b)	255	269,655
3.88%, 09/12/23	555	599,172
4.27%, 03/22/25 (Call 03/22/24)(b)	735	806,310
4.45%, 05/08/30 (Call 05/08/29)(b)	235	269,637
4.52%, 06/25/24 (Call 06/25/23)(b)	565	613,748
4.80%, 04/05/26	720	829,195
4.89%, 05/18/29 (Call 05/18/28)(b)	300	350,898
5.08%, 01/27/30 (Call 01/27/29)(b)	405	480,204
6.00%, 12/19/23	430	487,487

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	$165	$181,574
3.65%, 08/03/28 (Call 05/03/28)	16	18,119
3.95%, 10/30/25	258	292,084
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	900	934,083
2.88%, 03/13/23	160	168,581
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)	310	321,613
3.25%, 06/01/25 (Call 05/02/25)	475	520,576
3.25%, 01/22/28 (Call 12/23/27)	250	276,293
4.05%, 07/26/28	250	288,377
4.20%, 11/01/25 (Call 10/02/25)	250	285,145
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	433	454,602
3.15%, 05/19/27 (Call 04/19/27)	265	293,114
3.30%, 03/08/22 (Call 02/06/22)	460	473,069
3.45%, 04/23/29 (Call 01/23/29)	424	476,288
3.50%, 01/23/24 (Call 12/23/23)	414	449,318
3.90%, 04/29/24 (Call 03/29/24)	444	488,009
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	306	329,446
Royal Bank of Canada
0.43%, 01/19/24	10	9,972
1.60%, 04/17/23	40	41,035
1.95%, 01/17/23	484	498,762
2.25%, 11/01/24	160	168,950
2.80%, 04/29/22	295	303,700
3.70%, 10/05/23	442	479,495
4.65%, 01/27/26	355	411,757
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	380	406,786
3.40%, 01/18/23 (Call 12/18/22)	228	238,650
3.50%, 06/07/24 (Call 05/07/24)	220	236,654
4.40%, 07/13/27 (Call 04/14/27)	219	245,845
4.50%, 07/17/25 (Call 04/17/25)	261	290,749
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	325	325,656
3.37%, 01/05/24 (Call 01/05/23)(b)	200	209,988
3.82%, 11/03/28 (Call 11/03/27)(b)	200	222,434
Santander UK PLC
2.88%, 06/18/24	200	214,384
4.00%, 03/13/24	435	477,717
State Street Corp.
2.40%, 01/24/30	191	200,497
2.65%, 05/19/26	375	406,324
2.83%, 03/30/23 (Call 03/30/22)(b)	44	45,197
3.10%, 05/15/23	30	31,810
3.15%, 03/30/31 (Call 03/30/30)(b)	250	273,958
3.30%, 12/16/24	261	287,562
3.55%, 08/18/25	240	267,091
3.70%, 11/20/23	254	277,414
3.78%, 12/03/24 (Call 12/03/23)(b)	158	172,373
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	276,918
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	600	578,454
2.35%, 01/15/25	200	209,356
2.45%, 09/27/24	615	650,682
2.63%, 07/14/26	48	51,063
2.70%, 07/16/24	400	425,888
2.72%, 09/27/29	240	251,362

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.75%, 01/15/30	$310	$325,767
2.78%, 10/18/22	345	358,483
3.01%, 10/19/26	300	325,710
3.04%, 07/16/29	330	354,146
3.10%, 01/17/23	355	372,945
3.20%, 09/17/29	200	212,094
3.35%, 10/18/27	185	203,156
3.36%, 07/12/27	260	287,282
3.45%, 01/11/27	172	190,634
3.54%, 01/17/28	135	149,945
3.75%, 07/19/23	215	231,841
3.78%, 03/09/26	465	520,112
3.94%, 10/16/23	250	272,520
4.31%, 10/16/28	180	209,860
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	115	111,050
3.50%, 01/29/25	210	229,499
Svenska Handelsbanken AB, 3.90%, 11/20/23	250	273,663
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	230	238,064
Toronto-Dominion Bank (The)
0.45%, 09/11/23	50	50,122
0.75%, 01/06/26	900	885,258
1.15%, 06/12/25	25	25,161
1.90%, 12/01/22	171	175,872
2.65%, 06/12/24	142	151,524
3.25%, 03/11/24	212	228,945
3.50%, 07/19/23	225	242,075
3.63%, 09/15/31 (Call 09/15/26)(b)	225	250,241
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	535	547,134
2.25%, 03/11/30 (Call 12/11/29)	280	282,674
2.45%, 08/01/22 (Call 07/01/22)	321	330,309
2.64%, 09/17/29 (Call 09/17/24)(b)	305	321,552
2.75%, 05/01/23 (Call 04/01/23)	200	210,028
3.00%, 02/02/23 (Call 01/02/23)	180	188,816
3.20%, 04/01/24 (Call 03/01/24)	21	22,664
3.30%, 05/15/26 (Call 04/15/26)	260	285,618
3.69%, 08/02/24 (Call 08/02/23)(b)	135	144,816
4.05%, 11/03/25 (Call 09/03/25)	50	56,683
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	641	630,661
2.75%, 04/01/22 (Call 03/01/22)	255	261,283
2.85%, 10/26/24 (Call 09/26/24)	278	298,850
3.05%, 06/20/22 (Call 05/20/22)	167	172,626
3.70%, 06/05/25 (Call 05/05/25)	100	111,058
3.75%, 12/06/23 (Call 11/06/23)	395	430,005
3.88%, 03/19/29 (Call 02/16/29)	100	113,988
3.95%, 03/22/22 (Call 02/22/22)	180	186,210
4.00%, 05/01/25 (Call 03/01/25)	484	540,425
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	50	47,821
2.40%, 07/30/24 (Call 06/28/24)	160	169,635
2.95%, 07/15/22 (Call 06/15/22)	473	488,954
3.00%, 07/30/29 (Call 04/30/29)	5	5,392
3.10%, 04/27/26 (Call 03/27/26)	298	325,249
3.38%, 02/05/24 (Call 01/05/24)	169	182,745
3.60%, 09/11/24 (Call 08/11/24)	377	414,511
3.70%, 01/30/24 (Call 12/29/23)	242	263,877
3.90%, 04/26/28 (Call 03/24/28)	194	224,045
3.95%, 11/17/25 (Call 10/17/25)	259	293,069

Security	Par (000)	Value

Banks (continued)
Series V, 2.38%, 07/22/26 (Call 06/22/26)	$525	$556,768
Series X, 3.15%, 04/27/27 (Call 03/27/27)	523	577,842
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	267,790
2.85%, 01/23/23 (Call 12/23/22)	350	366,233
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	60	65,806
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(b)	847	868,319
2.16%, 02/11/26 (Call 02/11/25)(b)	816	848,762
2.39%, 06/02/28 (Call 06/02/27)(b)	637	661,569
2.41%, 10/30/25 (Call 10/30/24)(b)	599	631,681
2.57%, 02/11/31 (Call 02/11/30)(b)	500	517,240
2.63%, 07/22/22	536	553,066
2.88%, 10/30/30 (Call 10/30/29)(b)	500	529,330
3.00%, 02/19/25	720	774,058
3.00%, 04/22/26	634	686,089
3.00%, 10/23/26	741	802,985
3.07%, 01/24/23 (Call 01/24/22)	968	991,271
3.20%, 06/17/27 (Call 06/17/26)(b)	505	549,430
3.30%, 09/09/24	520	566,446
3.50%, 03/08/22	740	764,339
3.55%, 09/29/25	578	638,407
3.58%, 05/22/28 (Call 05/22/27)(b)	679	752,950
3.75%, 01/24/24 (Call 12/24/23)	681	739,852
4.10%, 06/03/26	571	646,874
4.13%, 08/15/23	100	108,727
4.15%, 01/24/29 (Call 10/24/28)	375	432,315
4.30%, 07/22/27	584	673,626
4.48%, 01/16/24	350	388,234
4.48%, 04/04/31 (Call 04/04/30)(b)	300	354,396
Series M, 3.45%, 02/13/23	546	578,132
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	325	349,820
Westpac Banking Corp.
2.00%, 01/13/23	120	123,799
2.35%, 02/19/25	12	12,658
2.50%, 06/28/22	297	305,812
2.65%, 01/16/30(a)	365	392,758
2.67%, 11/15/35 (Call 11/15/30)(b)	50	48,909
2.70%, 08/19/26	190	205,141
2.75%, 01/11/23	284	297,016
2.85%, 05/13/26	330	358,103
2.89%, 02/04/30 (Call 02/04/25)(b)	666	691,521
3.35%, 03/08/27	398	445,740
3.40%, 01/25/28	177	197,904
3.65%, 05/15/23	275	294,858
4.11%, 07/24/34 (Call 07/24/29)(b)	200	219,496
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	250	259,268

		220,438,900

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	928	1,029,774
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26
(Call 11/01/25)	340	376,730
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	580	658,880
4.15%, 01/23/25 (Call 12/23/24)	633	707,048
4.75%, 01/23/29 (Call 10/23/28)	887	1,049,099
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	153,924
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	25	24,151

42	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
1.75%, 09/06/24	$235	$245,157
2.13%, 09/06/29	270	276,585
2.25%, 09/01/26	220	234,186
2.50%, 04/01/23	55	57,576
2.55%, 06/01/26	261	281,400
2.88%, 10/27/25	285	310,422
2.90%, 05/25/27	180	196,675
2.95%, 03/25/25	300	324,735
3.20%, 11/01/23	365	393,207
3.38%, 03/25/27	318	355,734
3.45%, 03/25/30	528	595,716
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	125	137,795
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	341	349,774
3.20%, 02/15/23 (Call 01/15/23)	290	304,100
3.60%, 02/15/28 (Call 11/15/27)	125	139,321
3.70%, 12/06/26 (Call 09/06/26)	459	513,717
4.25%, 05/01/23	185	199,417
4.40%, 11/15/25 (Call 09/15/25)	150	171,295
4.75%, 11/15/24	125	142,746
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	230	239,851
3.50%, 09/18/23 (Call 08/18/23)	200	215,018
3.88%, 05/18/28 (Call 02/18/28)	200	229,362
Diageo Investment Corp., 2.88%, 05/11/22	410	422,575
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	220	234,527
3.13%, 12/15/23 (Call 10/15/23)	344	367,609
3.43%, 06/15/27 (Call 03/15/27)	25	27,823
4.06%, 05/25/23 (Call 04/25/23)	379	407,975
4.42%, 05/25/25 (Call 03/25/25)	330	373,735
4.60%, 05/25/28 (Call 02/25/28)	285	336,138
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	430	463,445
PepsiCo Inc.
0.40%, 10/07/23	25	25,094
1.40%, 02/25/31 (Call 11/25/30)	500	478,690
1.63%, 05/01/30 (Call 02/01/30)	234	229,591
2.25%, 05/02/22 (Call 04/02/22)	263	268,668
2.25%, 03/19/25 (Call 02/19/25)	368	388,284
2.38%, 10/06/26 (Call 07/06/26)	333	355,111
2.63%, 03/19/27 (Call 01/19/27)	205	221,078
2.63%, 07/29/29 (Call 04/29/29)	265	282,434
2.75%, 03/05/22	261	267,679
2.75%, 04/30/25 (Call 01/30/25)	250	268,445
2.75%, 03/19/30 (Call 12/19/29)	305	326,649
2.85%, 02/24/26 (Call 11/24/25)	190	206,095
3.00%, 10/15/27 (Call 07/15/27)	23	25,306
3.50%, 07/17/25 (Call 04/17/25)	205	226,685
3.60%, 03/01/24 (Call 12/01/23)	207	225,630

		16,342,661

Biotechnology — 0.3%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	61	63,549
2.45%, 02/21/30 (Call 11/21/29)	335	345,043
2.60%, 08/19/26 (Call 05/19/26)	365	389,612
2.65%, 05/11/22 (Call 04/11/22)	1,017	1,042,740
2.70%, 05/01/22 (Call 03/01/22)	59	60,392
3.13%, 05/01/25 (Call 02/01/25)	353	381,399

Security	Par (000)	Value

Biotechnology (continued)
3.20%, 11/02/27 (Call 08/02/27)	$22	$24,214
3.63%, 05/22/24 (Call 02/22/24)	449	489,168
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	390	433,805
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	550	550,676
3.63%, 09/15/22	56	58,755
4.05%, 09/15/25 (Call 06/15/25)	320	360,365
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	480	480,864
1.20%, 10/01/27 (Call 08/01/27)	205	201,193
1.65%, 10/01/30 (Call 07/01/30)	320	307,709
2.50%, 09/01/23 (Call 07/01/23)	11	11,525
2.95%, 03/01/27 (Call 12/01/26)	352	381,955
3.25%, 09/01/22 (Call 07/01/22)	332	344,619
3.50%, 02/01/25 (Call 11/01/24)	370	403,145
3.65%, 03/01/26 (Call 12/01/25)	418	464,076
3.70%, 04/01/24 (Call 01/01/24)	379	411,041
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	453	429,956
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(c)	45	44,787

		7,680,588

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	145	151,345
2.49%, 02/15/27 (Call 12/15/26)	501	526,897
2.72%, 02/15/30 (Call 11/15/29)	315	325,458
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	225	241,317
4.00%, 09/21/23 (Call 08/21/23)	33	35,809
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	49	53,087
3.90%, 02/14/26 (Call 11/14/25)	61	68,164
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	140	136,627
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	105	110,981
Martin Marietta Materials Inc., 3.50%, 12/15/27
(Call 09/15/27)	349	389,972
Masco Corp.
2.00%, 02/15/31 (Call 11/15/30)	500	489,355
4.38%, 04/01/26 (Call 03/22/21)	160	183,602
4.45%, 04/01/25 (Call 03/22/21)	275	310,585
Owens Corning
3.95%, 08/15/29 (Call 05/15/29)	10	11,259
4.20%, 12/01/24 (Call 09/01/24)	255	283,427

		3,317,885

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	204	208,653
1.85%, 05/15/27 (Call 03/15/27)	290	299,463
2.05%, 05/15/30 (Call 02/15/30)	272	276,572
3.35%, 07/31/24 (Call 04/30/24)	267	290,208
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	35	38,994
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	143	153,336
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	140	150,444
4.63%, 11/15/22	122	130,165
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	165	179,284
4.55%, 11/30/25 (Call 09/30/25)	250	287,205

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.80%, 11/30/28 (Call 08/30/28)	$283	$338,476
7.38%, 11/01/29	305	424,896
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	561	614,845
4.49%, 11/15/25 (Call 09/15/25)	401	459,137
4.73%, 11/15/28 (Call 08/15/28)	745	885,917
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	276	286,455
3.80%, 03/15/25 (Call 12/15/24)	487	533,474
4.50%, 12/01/28 (Call 09/01/28)	35	41,257
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	500	471,170
2.38%, 08/10/22 (Call 07/10/22)	255	262,051
2.70%, 11/01/26 (Call 08/01/26)	125	135,101
3.25%, 01/14/23 (Call 11/14/22)	107	112,168
3.25%, 12/01/27 (Call 09/01/27)	80	88,795
4.80%, 03/24/30 (Call 12/24/29)	48	58,765
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	115	117,843
2.30%, 07/15/30 (Call 04/15/30)	275	282,010
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	80	87,422
3.45%, 10/01/29 (Call 07/01/29)	103	112,489
4.10%, 02/01/24 (Call 11/01/23)	90	97,747
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	150	169,107
5.13%, 11/15/22 (Call 08/15/22)	90	95,264
International Flavors & Fragrances Inc., 4.45%, 09/26/28
(Call 06/26/28)	25	28,923
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	494	461,618
2.20%, 08/15/22 (Call 05/15/22)	165	168,868
2.65%, 02/05/25 (Call 11/05/24)	75	79,678
2.70%, 02/21/23 (Call 11/21/22)	130	135,147
3.20%, 01/30/26 (Call 10/30/25)	54	59,445
LYB International Finance BV, 4.00%, 07/15/23	186	201,148
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	212	233,639
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	145	145,046
2.25%, 10/01/30 (Call 07/01/30)	340	337,277
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	250	283,725
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	50	52,128
4.05%, 11/15/27 (Call 08/15/27)	85	96,027
4.25%, 11/15/23 (Call 08/15/23)	255	277,134
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	165	176,824
3.15%, 10/01/22 (Call 07/01/22)	205	212,302
3.50%, 06/01/23 (Call 03/01/23)	135	142,775
3.63%, 03/15/24 (Call 12/15/23)	160	173,122
4.00%, 12/15/26 (Call 09/15/26)	190	216,359
4.20%, 04/01/29 (Call 01/01/29)	130	150,736
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)	35	36,402
3.20%, 03/15/23 (Call 02/15/23)	100	105,238
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	34	37,930
4.55%, 03/01/29 (Call 12/01/28)	120	137,726

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	$135	$136,486
2.95%, 08/15/29 (Call 05/15/29)	20	21,276
3.13%, 06/01/24 (Call 04/01/24)	75	80,600
3.45%, 06/01/27 (Call 03/01/27)	315	346,799
Syngenta Finance NV, 3.13%, 03/28/22	110	111,420
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26) .	309	338,948

		12,673,459

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	450	426,370
3.38%, 09/15/25 (Call 06/15/25)	334	370,747
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	85	95,956
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	195	220,017
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	24	25,456
3.30%, 12/15/22 (Call 09/15/22)	220	229,451
3.95%, 06/15/23 (Call 05/15/23)	60	64,494
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	132	139,636
2.90%, 05/15/30 (Call 02/15/30)	340	355,157
3.20%, 08/15/29 (Call 05/15/29)	187	199,882
3.75%, 06/01/23 (Call 03/01/23)	12	12,773
4.00%, 06/01/23 (Call 05/01/23)	226	242,733
4.45%, 06/01/28 (Call 03/01/28)	50	58,328
4.80%, 04/01/26 (Call 01/01/26)	135	156,136
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	70	69,461
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	525	545,333
3.25%, 01/15/28 (Call 10/15/27)	102	111,967
4.25%, 02/01/29 (Call 11/01/28)	50	58,383
4.50%, 09/01/22 (Call 06/01/22)	60	63,045
4.88%, 02/15/24 (Call 11/15/23)	251	279,190
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	372	382,055
2.20%, 09/26/22	25	25,715
2.30%, 06/01/30 (Call 03/01/30)	235	240,898
2.65%, 10/01/26 (Call 08/01/26)	35	37,631
2.85%, 10/01/29 (Call 07/01/29)	375	401,325
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	297	314,259
4.00%, 03/18/29 (Call 12/18/28)	220	249,803
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	325	306,173
2.50%, 12/01/29 (Call 09/01/29)	109	114,292
2.95%, 01/22/27 (Call 10/22/26)	214	231,927
4.00%, 06/15/25 (Call 03/15/25)	75	83,869
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	290	322,869

		6,435,331

Computers — 1.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,460	1,441,954
0.70%, 02/08/26 (Call 01/08/26)	250	247,155
0.75%, 05/11/23	150	151,508
1.13%, 05/11/25 (Call 04/11/25)	345	349,019
1.25%, 08/20/30 (Call 05/20/30)	335	317,825
1.65%, 05/11/30 (Call 02/11/30)	235	230,413
1.65%, 02/08/31 (Call 11/08/30)	250	244,060

44	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.70%, 09/11/22	$55	$56,219
2.05%, 09/11/26 (Call 07/11/26)	100	104,616
2.10%, 09/12/22 (Call 08/12/22)	71	72,880
2.20%, 09/11/29 (Call 06/11/29)	239	246,536
2.30%, 05/11/22 (Call 04/11/22)	317	324,212
2.40%, 01/13/23 (Call 12/13/22)	280	290,676
2.40%, 05/03/23	622	650,183
2.45%, 08/04/26 (Call 05/04/26)	378	402,714
2.50%, 02/09/25	575	611,122
2.70%, 05/13/22	324	333,458
2.75%, 01/13/25 (Call 11/13/24)	391	418,585
2.85%, 02/23/23 (Call 12/23/22)	554	579,650
2.85%, 05/11/24 (Call 03/11/24)	233	249,440
2.90%, 09/12/27 (Call 06/12/27)	241	262,777
3.00%, 02/09/24 (Call 12/09/23)	251	268,851
3.00%, 11/13/27 (Call 08/13/27)	370	406,745
3.20%, 05/13/25	140	153,149
3.20%, 05/11/27 (Call 02/11/27)	495	547,727
3.25%, 02/23/26 (Call 11/23/25)	654	718,955
3.35%, 02/09/27 (Call 11/09/26)	487	541,914
3.45%, 05/06/24	463	506,499
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(c)	218	238,690
4.90%, 10/01/26 (Call 08/01/26)(c)	417	481,789
5.30%, 10/01/29 (Call 07/01/29)(c)	342	404,025
5.45%, 06/15/23 (Call 04/15/23)(c)	368	403,630
6.02%, 06/15/26 (Call 03/15/26)(c)	903	1,079,202
6.10%, 07/15/27 (Call 05/15/27)(c)	65	79,633
6.20%, 07/15/30 (Call 04/15/30)(c)	210	266,799
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	135	147,512
4.25%, 04/15/24 (Call 02/15/24)	450	489,713
4.75%, 04/15/27 (Call 01/15/27)	60	68,198
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	465	460,643
2.20%, 03/15/31 (Call 12/15/30)	410	409,783
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22).	170	175,435
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	423	446,781
4.45%, 10/02/23 (Call 09/02/23)	655	716,059
4.90%, 10/15/25 (Call 07/15/25)	540	620,530
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	20	20,876
3.40%, 06/17/30 (Call 03/17/30)	225	242,863
4.05%, 09/15/22	234	246,952
IBM Credit LLC, 3.00%, 02/06/23	160	168,117
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	600	607,104
1.88%, 08/01/22	225	230,069
1.95%, 05/15/30 (Call 02/15/30)	250	247,525
2.85%, 05/13/22	215	221,699
3.00%, 05/15/24	508	546,445
3.30%, 05/15/26	635	699,751
3.38%, 08/01/23	200	214,760
3.45%, 02/19/26	300	331,944
3.50%, 05/15/29	500	554,125
3.63%, 02/12/24	328	358,061
7.00%, 10/30/25	106	134,689
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)(c)	400	391,720

Security	Par (000)	Value

Computers (continued)
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	$155	$159,735
2.38%, 06/22/27 (Call 04/22/27)	365	380,706
3.30%, 09/29/24 (Call 07/29/24)	219	237,398

		23,211,803

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.10%, 05/01/23	22	22,857
2.25%, 11/15/22	255	263,609
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	190	199,698
2.38%, 12/01/29 (Call 09/01/29)	80	83,382
3.15%, 03/15/27 (Call 12/15/26)	190	210,032
Procter & Gamble Co. (The)
0.55%, 10/29/25	315	311,743
1.20%, 10/29/30	550	524,364
2.15%, 08/11/22	30	30,838
2.45%, 11/03/26	280	300,037
2.70%, 02/02/26	262	284,210
2.85%, 08/11/27	261	287,270
3.00%, 03/25/30	444	488,586
3.10%, 08/15/23	28	29,978
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	325	313,258
2.00%, 07/28/26	275	287,559
2.20%, 05/05/22 (Call 04/05/22)	150	153,217
2.60%, 05/05/24 (Call 03/05/24)	210	223,234
2.90%, 05/05/27 (Call 02/05/27)	250	272,550
3.00%, 03/07/22	100	102,813
3.25%, 03/07/24 (Call 02/07/24)	240	259,543

		4,648,778

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	345	358,948
3.88%, 01/23/28 (Call 10/23/27)	300	321,420
4.13%, 07/03/23 (Call 06/03/23)	330	350,519
4.45%, 10/01/25 (Call 08/01/25)	160	174,766
6.50%, 07/15/25 (Call 06/15/25)	400	468,076
Affiliated Managers Group Inc.
3.50%, 08/01/25	100	109,456
4.25%, 02/15/24	120	132,146
Air Lease Corp.
2.25%, 01/15/23	110	112,912
2.30%, 02/01/25 (Call 01/01/25)	95	97,150
2.63%, 07/01/22 (Call 06/01/22)	245	251,020
2.75%, 01/15/23 (Call 12/15/22)	200	206,988
3.00%, 09/15/23 (Call 07/15/23)	178	186,663
3.00%, 02/01/30 (Call 11/01/29)	100	99,669
3.25%, 03/01/25 (Call 01/01/25)	145	153,284
3.25%, 10/01/29 (Call 07/01/29)	200	206,038
3.63%, 04/01/27 (Call 01/01/27)	140	150,779
3.63%, 12/01/27 (Call 09/01/27)	170	181,596
3.88%, 07/03/23 (Call 06/03/23)	190	202,625
4.25%, 09/15/24 (Call 06/15/24)	226	247,617
4.63%, 10/01/28 (Call 07/01/28)	90	101,248
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	50	52,776
4.25%, 06/15/26 (Call 04/15/26)	200	212,316
4.40%, 09/25/23 (Call 08/25/23)	154	163,707

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.00%, 04/01/23	$70	$74,864
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	15	15,241
3.88%, 05/21/24 (Call 04/21/24)	445	484,173
4.63%, 05/19/22	313	328,037
4.63%, 03/30/25	105	118,019
5.80%, 05/01/25 (Call 04/01/25)	89	104,202
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	524	539,626
2.50%, 07/30/24 (Call 06/30/24)	516	547,172
2.65%, 12/02/22	415	431,637
2.75%, 05/20/22 (Call 04/20/22)	235	241,517
3.00%, 10/30/24 (Call 09/29/24)	292	315,734
3.13%, 05/20/26 (Call 04/20/26)	240	263,695
3.40%, 02/27/23 (Call 01/27/23)	128	135,364
3.40%, 02/22/24 (Call 01/22/24)	167	180,824
3.63%, 12/05/24 (Call 11/04/24)	215	237,698
4.20%, 11/06/25 (Call 10/06/25)	398	455,392
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	445	455,039
3.30%, 05/03/27 (Call 04/03/27)	200	222,612
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	237	257,349
3.00%, 03/22/22	150	154,329
4.00%, 10/15/23	275	300,660
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	9	9,441
5.38%, 07/24/23	160	174,589
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	125	140,746
4.00%, 04/01/24 (Call 02/01/24)	28	30,614
4.25%, 06/02/26 (Call 03/02/26)	100	114,112
4.35%, 04/15/30 (Call 01/15/30)	44	51,047
4.85%, 03/29/29 (Call 12/29/28)	255	303,205
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	425	443,870
3.20%, 01/30/23 (Call 12/30/22)	295	309,936
3.20%, 02/05/25 (Call 01/05/25)	295	317,449
3.30%, 10/30/24 (Call 09/30/24)	455	493,511
3.50%, 06/15/23	60	64,080
3.65%, 05/11/27 (Call 04/11/27)	241	268,722
3.75%, 04/24/24 (Call 03/24/24)	215	234,116
3.75%, 07/28/26 (Call 06/28/26)	269	296,352
3.75%, 03/09/27 (Call 02/09/27)	325	364,458
3.80%, 01/31/28 (Call 12/31/27)	255	286,671
3.90%, 01/29/24 (Call 12/29/23)	165	179,418
4.20%, 10/29/25 (Call 09/29/25)	220	247,025
4.25%, 04/30/25 (Call 03/31/25)	200	224,332
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	585	565,438
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	205	203,620
1.65%, 03/11/31 (Call 12/11/30)	500	480,975
2.65%, 01/25/23 (Call 12/25/22)	306	318,925
3.00%, 03/10/25 (Call 12/10/24)	120	129,107
3.20%, 03/02/27 (Call 12/02/26)	199	220,263
3.20%, 01/25/28 (Call 10/25/27)	200	221,198
3.55%, 02/01/24 (Call 01/01/24)	115	125,062
3.85%, 05/21/25 (Call 03/21/25)	150	167,667
4.63%, 03/22/30 (Call 12/22/29)	250	303,447

Security	Par (000)	Value

Diversified Financial Services (continued)
CME Group Inc.
3.00%, 09/15/22	$234	$243,617
3.00%, 03/15/25 (Call 12/15/24)	245	264,345
3.75%, 06/15/28 (Call 03/15/28)	103	117,756
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	20	21,870
3.85%, 11/21/22	224	236,797
4.10%, 02/09/27 (Call 11/09/26)	14	15,813
4.50%, 01/30/26 (Call 11/30/25)	23	26,199
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	125	137,546
Franklin Resources Inc.
2.80%, 09/15/22	185	191,925
2.85%, 03/30/25	130	139,545
GE Capital Funding LLC, 4.40%, 05/15/30
(Call 02/15/30)(c)	690	788,622
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	375	409,331
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	400	398,152
2.35%, 09/15/22 (Call 08/15/22)	215	221,138
3.10%, 09/15/27 (Call 06/15/27)	150	165,630
3.45%, 09/21/23 (Call 08/21/23)	230	246,887
3.75%, 12/01/25 (Call 09/01/25)	292	324,613
4.00%, 10/15/23	253	275,821
International Lease Finance Corp., 5.88%, 08/15/22	104	111,482
Invesco Finance PLC
3.13%, 11/30/22	155	162,273
3.75%, 01/15/26	65	72,357
4.00%, 01/30/24	130	142,761
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	120	136,836
Jefferies Financial Group Inc., 5.50%, 10/18/23
(Call 01/18/23)	155	168,995
Jefferies Group LLC, 5.13%, 01/20/23	238	257,913
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	180	203,584
4.85%, 01/15/27	245	286,956
Lazard Group LLC
3.75%, 02/13/25	150	163,567
4.38%, 03/11/29 (Call 12/11/28)	110	125,881
4.50%, 09/19/28 (Call 06/19/28)	140	163,031
Legg Mason Inc., 4.75%, 03/15/26	78	90,939
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	37	38,681
2.95%, 11/21/26 (Call 08/21/26)	358	391,613
2.95%, 06/01/29 (Call 03/01/29)	245	267,045
3.30%, 03/26/27 (Call 01/26/27)	130	144,681
3.35%, 03/26/30 (Call 12/26/29)	322	361,397
3.38%, 04/01/24	273	297,035
3.50%, 02/26/28 (Call 11/26/27)	110	123,782
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	400	375,848
3.85%, 06/30/26 (Call 03/30/26)	160	179,824
4.25%, 06/01/24 (Call 03/01/24)	130	143,290
Nomura Holdings Inc.
1.85%, 07/16/25	212	216,467
2.65%, 01/16/25	425	447,215
3.10%, 01/16/30	230	241,537
ORIX Corp.
2.90%, 07/18/22	170	175,520
3.25%, 12/04/24	230	249,826

46	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 07/18/27	$50	$56,283
4.05%, 01/16/24	200	218,492
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	90	92,492
Raymond James Financial Inc., 3.63%, 09/15/26	179	202,540
Stifel Financial Corp., 4.25%, 07/18/24	183	203,761
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	92	94,778
3.70%, 08/04/26 (Call 05/04/26)	90	98,296
3.95%, 12/01/27 (Call 09/01/27)	180	198,117
4.25%, 08/15/24 (Call 05/15/24)	385	422,707
4.38%, 03/19/24 (Call 02/19/24)	228	250,152
4.50%, 07/23/25 (Call 04/23/25)	285	318,046
5.15%, 03/19/29 (Call 12/19/28)	95	112,429
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	950	889,523
2.05%, 04/15/30 (Call 01/15/30)	4	4,090
2.15%, 09/15/22 (Call 08/15/22)	46	47,277
2.75%, 09/15/27 (Call 06/15/27)	136	147,963
2.80%, 12/14/22 (Call 10/14/22)	515	536,197
3.15%, 12/14/25 (Call 09/14/25)	659	724,709
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	300	297,675
2.75%, 03/15/31 (Call 12/15/30)	600	595,050
4.25%, 06/09/23 (Call 05/09/23)	200	215,390

		33,386,209

Electric — 1.6%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	125	128,557
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	260	248,537
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	38	40,264
3.65%, 02/15/26 (Call 11/15/25)	140	155,280
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	150	154,446
3.25%, 03/01/25 (Call 12/01/24)	26	28,157
3.80%, 05/15/28 (Call 02/15/28)	15	17,008
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	268	270,281
3.20%, 11/13/27 (Call 08/13/27)	149	163,636
Series F, 2.95%, 12/15/22 (Call 09/15/22)	97	100,731
Series J, 4.30%, 12/01/28 (Call 09/01/28)	214	247,029
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	145	159,172
3.15%, 05/15/25 (Call 02/15/25)	30	32,433
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	160	183,254
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	231	250,349
3.80%, 06/01/29 (Call 03/01/29)	66	74,565
Baltimore Gas & Electric Co., 3.35%, 07/01/23
(Call 04/01/23)	165	175,077
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(c)	240	230,714
3.50%, 02/01/25 (Call 11/01/24)	60	65,281
3.75%, 11/15/23 (Call 08/15/23)	39	42,187
4.05%, 04/15/25 (Call 03/15/25)(c)	21	23,442
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	95	101,538
4.25%, 11/30/23 (Call 08/30/23)	300	327,324

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	$190	$194,210
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	108,761
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	105	108,106
2.50%, 09/01/24 (Call 08/01/24)	61	64,487
4.25%, 11/01/28 (Call 08/01/28)	120	138,194
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	160	176,005
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	55	59,074
3.70%, 08/15/28 (Call 05/15/28)	165	189,004
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	140	153,168
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	140	157,881
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	65	71,768
Series B, 3.13%, 11/15/27 (Call 08/15/27)	15	16,468
Series D, 4.00%, 12/01/28 (Call 09/01/28)	176	201,370
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	180	191,918
3.80%, 11/15/28 (Call 08/15/28)	213	243,947
Delmarva Power & Light Co., 3.50%, 11/15/23
(Call 08/15/23)	35	37,667
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	184	205,526
4.25%, 06/01/28 (Call 03/01/28)	229	267,122
Series D, 2.85%, 08/15/26 (Call 05/15/26)	324	349,709
DTE Energy Co.
2.25%, 11/01/22	250	257,620
2.85%, 10/01/26 (Call 07/01/26)	255	274,332
3.80%, 03/15/27 (Call 12/15/26)	230	258,566
Series B, 3.30%, 06/15/22 (Call 04/15/22)	122	125,880
Series C, 2.53%, 10/01/24	50	53,015
Series C, 3.40%, 06/15/29 (Call 03/15/29)	118	129,759
Series C, 3.50%, 06/01/24 (Call 03/01/24)	265	286,473
Series D, 3.70%, 08/01/23 (Call 07/01/23)	170	182,617
Series F, 1.05%, 06/01/25 (Call 05/01/25)	405	403,514
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	140	146,768
2.45%, 02/01/30 (Call 11/01/29)	200	207,752
2.50%, 03/15/23 (Call 01/15/23)	225	233,939
3.05%, 03/15/23 (Call 02/15/23)	167	175,834
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	212	209,984
2.45%, 06/01/30 (Call 03/01/30)	230	233,800
2.65%, 09/01/26 (Call 06/01/26)	194	206,243
3.05%, 08/15/22 (Call 05/15/22)	155	159,921
3.15%, 08/15/27 (Call 05/15/27)	150	163,935
3.40%, 06/15/29 (Call 03/15/29)	225	247,048
3.75%, 04/15/24 (Call 01/15/24)	240	261,034
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	105	110,833
3.80%, 07/15/28 (Call 04/15/28)	185	210,619
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	180	182,032
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	135	138,183
3.45%, 03/15/29 (Call 12/15/28)	136	151,620
3.70%, 09/01/28 (Call 06/01/28)	115	130,302
Edison International
2.40%, 09/15/22 (Call 08/15/22)	228	233,315

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.95%, 03/15/23 (Call 01/15/23)	$105	$109,051
3.13%, 11/15/22 (Call 10/15/22)	49	50,873
3.55%, 11/15/24 (Call 10/15/24)	302	325,610
4.13%, 03/15/28 (Call 12/15/27)	242	263,192
5.75%, 06/15/27 (Call 04/15/27)	142	167,580
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	170	186,747
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	100	117,322
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	154,979
3.70%, 06/01/24 (Call 03/01/24)	175	190,944
Entergy Corp.
2.80%, 06/15/30 (Call 03/15/30)	125	130,615
2.95%, 09/01/26 (Call 06/01/26)	277	297,573
4.00%, 07/15/22 (Call 05/15/22)	83	86,500
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	260	251,488
3.25%, 04/01/28 (Call 01/01/28)	200	219,084
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	118	134,242
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	114	120,211
2.90%, 09/15/29 (Call 06/15/29)	145	153,313
Evergy Kansas Central Inc., 3.10%, 04/01/27
(Call 01/01/27)	130	140,530
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	160	177,211
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	60	62,725
Series L, 2.90%, 10/01/24 (Call 08/01/24)	140	150,300
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	82,587
Series N, 3.80%, 12/01/23 (Call 11/01/23)	212	230,611
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	200	197,170
Series R, 1.65%, 08/15/30 (Call 05/15/30)	349	335,002
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	240	264,775
3.50%, 06/01/22 (Call 05/01/22)	278	287,738
3.95%, 06/15/25 (Call 03/15/25)	117	129,919
4.05%, 04/15/30 (Call 01/15/30)	234	267,991
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	25	26,833
3.40%, 03/15/22 (Call 02/15/22)	225	231,167
4.25%, 06/15/22 (Call 03/15/22)	111	115,003
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23) .	260	279,344
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	205	222,398
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	175	192,085
Series A, 2.10%, 07/30/23	17	17,658
Series A, 2.20%, 09/15/24 (Call 08/15/24)	65	68,147
Series B, 2.65%, 09/15/29 (Call 06/15/29)	154	161,663
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	125	138,825
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	135	146,725
4.10%, 09/26/28 (Call 06/26/28)	110	127,477
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	125	129,605
3.25%, 06/30/26 (Call 03/30/26)	45	49,178
3.35%, 11/15/27 (Call 08/15/27)	140	154,405
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	8	8,841
3.50%, 10/15/24 (Call 07/15/24)	134	147,151
3.65%, 04/15/29 (Call 01/15/29)	342	392,394

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	$140	$143,104
2.40%, 03/15/30 (Call 12/15/29)	185	192,269
2.70%, 02/15/23 (Call 12/15/22)	150	156,216
2.85%, 01/27/25 (Call 10/27/24)	47	50,316
2.95%, 02/07/24 (Call 12/07/23)	30	32,000
3.05%, 04/25/27 (Call 01/25/27)	6	6,605
3.25%, 11/01/25 (Call 08/01/25)	150	163,813
3.40%, 11/15/23 (Call 08/15/23)	50	53,702
3.70%, 03/15/29 (Call 12/15/28)	75	84,769
3.90%, 11/01/28 (Call 08/01/28)	50	57,188
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	59	67,175
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	307	317,484
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	405	408,819
2.75%, 11/01/29 (Call 08/01/29)	341	358,868
3.15%, 04/01/24 (Call 03/01/24)	515	553,043
3.25%, 04/01/26 (Call 02/01/26)	25	27,423
3.50%, 04/01/29 (Call 01/01/29)	105	116,102
3.55%, 05/01/27 (Call 02/01/27)	346	388,343
4.80%, 12/01/77 (Call 12/01/27)(b)	160	172,810
Northern States Power Co./MN, 2.15%, 08/15/22
(Call 02/15/22)	198	201,507
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	180	184,905
3.20%, 05/15/27 (Call 02/15/27)	195	215,914
3.25%, 05/15/29 (Call 02/15/29)	170	188,742
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	200	211,220
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	300	291,720
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	110	124,083
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(c)	335	328,957
2.75%, 06/01/24 (Call 05/01/24)	66	70,541
2.95%, 04/01/25 (Call 01/01/25)	50	53,986
3.70%, 11/15/28 (Call 08/15/28)	55	62,627
5.75%, 03/15/29 (Call 12/15/28)	10	12,673
7.00%, 09/01/22	385	422,530
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	522	521,457
3.15%, 01/01/26	440	467,504
4.25%, 08/01/23 (Call 07/01/23)	100	107,475
4.55%, 07/01/30 (Call 01/01/30)	825	920,502
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)	190	205,244
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	247	268,146
3.95%, 03/15/24 (Call 12/15/23)	168	182,806
4.13%, 04/15/30 (Call 01/15/30)	226	260,653
4.20%, 06/15/22 (Call 03/15/22)	254	263,695
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	251	256,715
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	282	302,411
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	100	113,036
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	275	275,624
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	134,480

48	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	$141	$149,344
2.38%, 05/15/23 (Call 02/15/23)	160	166,486
3.00%, 05/15/27 (Call 02/15/27)	100	109,257
3.25%, 09/01/23 (Call 08/01/23)	125	133,644
3.70%, 05/01/28 (Call 02/01/28)	125	141,482
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	75	73,984
2.88%, 06/15/24 (Call 05/15/24)	110	117,482
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	245	266,825
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	106,294
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	250	241,970
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	104	107,332
2.90%, 02/01/23 (Call 01/01/23)	130	135,804
3.25%, 06/15/27 (Call 03/15/27)	215	236,051
3.40%, 02/01/28 (Call 11/01/27)	214	235,531
3.75%, 11/15/25 (Call 08/15/25)	160	177,507
4.05%, 12/01/23 (Call 09/01/23)	145	157,625
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	158	168,621
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	25	25,095
2.85%, 08/01/29 (Call 05/01/29)	114	120,227
Series A, 4.20%, 03/01/29 (Call 12/01/28)	140	160,388
Series B, 3.65%, 03/01/28 (Call 12/01/27)	33	36,435
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	206,799
Series E, 3.70%, 08/01/25 (Call 06/01/25)	40	43,990
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	403	424,363
3.25%, 07/01/26 (Call 04/01/26)	620	674,820
Series A, 3.70%, 04/30/30 (Call 01/30/30)	74	82,452
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)	75	77,026
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	205	231,263
Southwestern Electric Power Co., Series M, 4.10%,
09/15/28 (Call 06/15/28)	180	204,304
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	285	273,534
3.05%, 03/15/25 (Call 12/15/24)	100	107,613
Union Electric Co.
2.95%, 03/15/30 (Call 12/15/29)	6	6,483
3.50%, 04/15/24 (Call 01/15/24)	75	80,850
3.50%, 03/15/29 (Call 12/15/28)	73	81,741
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	200	215,208
Series A, 2.88%, 07/15/29 (Call 04/15/29)	175	189,217
Series A, 3.10%, 05/15/25 (Call 02/15/25)	225	242,251
Series A, 3.15%, 01/15/26 (Call 10/15/25)	290	316,694
Series A, 3.50%, 03/15/27 (Call 12/15/26)	90	100,607
Series A, 3.80%, 04/01/28 (Call 01/01/28)	210	237,346
Series B, 2.95%, 11/15/26 (Call 08/15/26)	200	218,190
Series C, 2.75%, 03/15/23 (Call 12/15/22)	205	213,653
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	29	31,801
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)	86	90,550
Wisconsin Power & Light Co., 3.05%, 10/15/27
(Call 07/15/27)	155	170,452
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	225	234,499
3.30%, 06/01/25 (Call 12/01/24)	186	201,689

Security	Par (000)	Value

Electric (continued)
3.35%, 12/01/26 (Call 06/01/26)	$267	$294,426

		37,741,774

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	290	301,325
3.15%, 06/01/25 (Call 03/01/25)	140	152,320

		453,645

Electronics — 0.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	415	444,170
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	250	269,273
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	310	326,501
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	311	334,393
3.50%, 04/01/22 (Call 02/01/22)	100	102,544
4.00%, 04/01/25 (Call 01/01/25)	125	135,324
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	174	194,254
4.88%, 12/01/22	121	129,201
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	100	115,576
4.88%, 05/12/30 (Call 02/12/30)	15	17,485
5.00%, 02/15/23	245	264,154
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	320	350,080
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	185	188,887
2.15%, 08/08/22 (Call 07/08/22)	75	76,898
2.50%, 11/01/26 (Call 08/01/26)	415	447,586
3.35%, 12/01/23	150	162,303
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	105	114,007
3.50%, 02/15/28 (Call 11/15/27)	165	178,566
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	205	209,432
3.60%, 01/15/30 (Call 10/15/29)	86	92,362
3.95%, 01/12/28 (Call 10/12/27)	105	117,962
4.70%, 09/15/22	67	71,133
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	242	258,178
4.55%, 10/30/24 (Call 07/30/24)	172	193,545
4.60%, 04/06/27 (Call 01/06/27)	84	98,398
Legrand France SA, 8.50%, 02/15/25	205	262,695
Roper Technologies Inc.
0.45%, 08/15/22	54	54,089
1.00%, 09/15/25 (Call 08/15/25)	100	99,415
1.40%, 09/15/27 (Call 07/15/27)	35	34,714
1.75%, 02/15/31 (Call 11/15/30)	145	138,855
2.35%, 09/15/24 (Call 08/15/24)	115	121,355
2.95%, 09/15/29 (Call 06/15/29)	146	155,616
3.13%, 11/15/22 (Call 08/15/22)	275	285,802
3.65%, 09/15/23 (Call 08/15/23)	50	53,922
3.80%, 12/15/26 (Call 09/15/26)	205	231,943
4.20%, 09/15/28 (Call 06/15/28)	280	322,916
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	40	42,999
4.90%, 06/15/28 (Call 03/15/28)	150	176,742
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	100	110,560
3.70%, 02/15/26 (Call 11/15/25)	140	155,035

		7,138,870

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.1%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	$330	$310,375
2.30%, 03/01/30 (Call 12/01/29)	154	157,119
2.50%, 08/15/24 (Call 07/15/24)	172	182,346
2.90%, 07/01/26 (Call 04/01/26)	40	43,179
3.20%, 03/15/25 (Call 12/15/24)	100	107,923
3.38%, 11/15/27 (Call 08/15/27)	35	39,002
3.95%, 05/15/28 (Call 02/15/28)	131	149,481
4.75%, 05/15/23 (Call 02/15/23)	101	109,418
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	129	134,501
3.50%, 05/01/29 (Call 02/01/29)	162	180,353
4.25%, 12/01/28 (Call 09/01/28)	85	98,697
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	60	58,084
2.40%, 05/15/23 (Call 03/15/23)	210	218,293
2.90%, 09/15/22 (Call 06/15/22)	145	149,724
3.13%, 03/01/25 (Call 12/01/24)	50	54,005
3.15%, 11/15/27 (Call 08/15/27)	280	309,086
3.50%, 05/15/24 (Call 02/15/24)	225	243,661

		2,545,247

Food — 0.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	188	203,034
3.65%, 03/15/23 (Call 02/15/23)	226	239,992
3.95%, 03/15/25 (Call 01/15/25)	180	199,537
4.15%, 03/15/28 (Call 12/15/27)	236	271,053
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	82	85,728
4.30%, 05/01/24 (Call 04/01/24)	278	307,724
4.60%, 11/01/25 (Call 09/01/25)	304	348,743
4.85%, 11/01/28 (Call 08/01/28)	205	245,114
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	284	293,559
3.20%, 02/10/27 (Call 11/10/26)	227	249,861
3.65%, 02/15/24 (Call 11/15/23)	285	310,134
4.00%, 04/17/25 (Call 02/17/25)	258	287,520
4.20%, 04/17/28 (Call 01/17/28)	295	341,530
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	90	94,853
2.30%, 08/15/26 (Call 05/15/26)	151	160,172
2.45%, 11/15/29 (Call 08/15/29)	50	52,310
3.38%, 05/15/23 (Call 04/15/23)	213	226,726
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	150	163,995
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	40	44,540
3.50%, 03/15/25	395	432,260
Kellogg Co.
2.65%, 12/01/23	201	212,754
3.25%, 04/01/26	165	181,361
3.40%, 11/15/27 (Call 08/15/27)	220	245,731
4.30%, 05/15/28 (Call 02/15/28)	115	133,361
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	420	404,074
2.65%, 10/15/26 (Call 07/15/26)	155	165,923
2.80%, 08/01/22 (Call 07/01/22)	184	189,862
3.50%, 02/01/26 (Call 11/01/25)	19	20,972
3.70%, 08/01/27 (Call 05/01/27)	80	90,602
3.85%, 08/01/23 (Call 05/01/23)	170	182,543
4.00%, 02/01/24 (Call 11/01/23)	125	136,499

Security	Par (000)	Value

Food (continued)
4.50%, 01/15/29 (Call 10/15/28)	$140	$166,391
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	470	462,377
1.85%, 02/15/31 (Call 11/15/30)	165	160,392
2.70%, 08/15/22 (Call 07/15/22)	120	123,761
3.40%, 08/15/27 (Call 05/15/27)	242	268,843
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	168	171,452
1.50%, 02/04/31 (Call 11/04/30)	175	164,405
2.75%, 04/13/30 (Call 01/13/30)	455	476,713
Sysco Corp.
2.60%, 06/12/22	150	153,952
3.25%, 07/15/27 (Call 04/15/27)	171	187,377
3.30%, 07/15/26 (Call 04/15/26)	381	416,601
3.55%, 03/15/25 (Call 01/15/25)	160	174,811
3.75%, 10/01/25 (Call 07/01/25)	265	292,820
5.65%, 04/01/25 (Call 03/01/25)	330	387,522
5.95%, 04/01/30 (Call 01/01/30)	15	19,296
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	413	457,075
3.90%, 09/28/23 (Call 08/28/23)	63	68,371
3.95%, 08/15/24 (Call 05/15/24)	309	340,156
4.00%, 03/01/26 (Call 01/01/26)	120	134,898
4.35%, 03/01/29 (Call 12/01/28)	112	130,780
4.50%, 06/15/22 (Call 03/15/22)	241	251,074

		11,531,134

Forest Products & Paper — 0.0%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	102,889
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	40	46,317
Georgia-Pacific LLC, 8.00%, 01/15/24	265	320,997
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	167	186,711
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	325	389,038

		1,045,952

Gas — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	55	57,726
3.00%, 06/15/27 (Call 03/15/27)	60	65,072
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	180	173,333
3.55%, 04/01/23 (Call 03/01/23)	190	201,541
4.00%, 04/01/28 (Call 01/01/28)	125	141,933
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	80	87,674
Series A, 2.50%, 11/15/24 (Call 10/15/24)	193	204,659
Series B, 3.00%, 11/15/29 (Call 08/15/29)	139	148,109
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	185	194,296
4.75%, 09/01/28 (Call 06/01/28)	100	112,480
5.20%, 07/15/25 (Call 04/15/25)	130	146,712
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	290	286,717
1.70%, 02/15/31 (Call 11/15/30)	245	234,027
2.95%, 09/01/29 (Call 06/01/29)	277	294,229
3.49%, 05/15/27 (Call 02/15/27)	335	371,331
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	35	37,759
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29
(Call 03/01/29)	207	230,116

50	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	$185	$197,637
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	225	234,954
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	225	235,735
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	260	250,016
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	70	77,862

		3,983,918

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	115	115,662
4.63%, 06/15/28 (Call 03/15/28)	100	113,478
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	155	159,630
3.40%, 03/01/26 (Call 01/01/26)	150	166,000
4.00%, 03/15/60 (Call 03/15/25)(b)	125	131,754
4.25%, 11/15/28 (Call 08/15/28)	60	70,313

		756,837

Health Care - Products — 0.4%
Abbott Laboratories
1.40%, 06/30/30 (Call 03/30/30)	156	150,303
2.55%, 03/15/22	335	342,889
2.95%, 03/15/25 (Call 12/15/24)	300	323,346
3.40%, 11/30/23 (Call 09/30/23)	328	353,161
3.75%, 11/30/26 (Call 08/30/26)	355	403,461
3.88%, 09/15/25 (Call 06/15/25)	50	55,997
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	430	461,837
3.95%, 04/01/30 (Call 01/01/30)(c)	90	103,576
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	330	342,342
2.65%, 06/01/30 (Call 03/01/30)	70	72,481
3.45%, 03/01/24 (Call 02/01/24)	470	505,946
3.75%, 03/01/26 (Call 01/01/26)	242	269,946
3.85%, 05/15/25	124	137,448
4.00%, 03/01/29 (Call 12/01/28)	191	216,548
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	9	9,895
DH Europe Finance II Sarl
2.05%, 11/15/22	29	29,832
2.20%, 11/15/24 (Call 10/15/24)	375	395,092
2.60%, 11/15/29 (Call 08/15/29)	130	135,864
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	94	107,864
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	160	178,725
Medtronic Inc., 3.50%, 03/15/25	454	499,904
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	75	80,698
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	340	331,449
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	313	337,818
3.38%, 11/01/25 (Call 08/01/25)	252	276,222
3.50%, 03/15/26 (Call 12/15/25)	178	197,290
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	432	467,653
3.20%, 08/15/27 (Call 05/15/27)	175	192,204
3.65%, 12/15/25 (Call 09/15/25)	165	183,214
4.13%, 03/25/25 (Call 02/25/25)	40	44,776
4.50%, 03/25/30 (Call 12/25/29)	259	308,586

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	$215	$220,315
3.55%, 04/01/25 (Call 01/01/25)	295	321,647
3.55%, 03/20/30 (Call 12/20/29)	160	175,731
3.70%, 03/19/23 (Call 02/19/23)	155	164,368

		8,398,428

Health Care - Services — 0.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	443	458,124
2.80%, 06/15/23 (Call 04/15/23)	330	345,922
3.50%, 11/15/24 (Call 08/15/24)	244	267,261
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	224	225,546
2.38%, 01/15/25 (Call 12/15/24)	151	158,813
2.88%, 09/15/29 (Call 06/15/29)	314	334,708
2.95%, 12/01/22 (Call 11/01/22)	165	172,055
3.13%, 05/15/22	262	270,680
3.30%, 01/15/23	250	263,207
3.35%, 12/01/24 (Call 10/01/24)	215	234,810
3.50%, 08/15/24 (Call 05/15/24)	250	272,480
3.65%, 12/01/27 (Call 09/01/27)	181	204,367
4.10%, 03/01/28 (Call 12/01/27)	320	368,864
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)	25	26,278
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	150	154,410
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30 (Call 05/15/30)	65	64,182
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	35	37,252
2.78%, 10/01/30 (Call 04/01/30)	62	64,413
2.95%, 11/01/22	55	57,208
3.35%, 10/01/29 (Call 04/01/29)	252	272,724
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	362	408,622
4.50%, 02/15/27 (Call 08/15/26)	99	113,002
4.75%, 05/01/23	223	241,781
5.00%, 03/15/24	106	118,753
5.25%, 04/15/25	622	717,085
5.25%, 06/15/26 (Call 12/15/25)	460	538,375
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	97	100,993
3.13%, 08/15/29 (Call 05/15/29)	155	165,831
3.15%, 12/01/22 (Call 09/01/22)	246	255,818
3.85%, 10/01/24 (Call 07/01/24)	160	175,933
3.95%, 03/15/27 (Call 12/15/26)	230	261,409
4.88%, 04/01/30 (Call 01/01/30)	222	267,768
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	6	6,648
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	66	70,684
3.25%, 09/01/24 (Call 07/01/24)	78	84,414
3.60%, 02/01/25 (Call 11/01/24)	295	322,075
3.60%, 09/01/27 (Call 06/01/27)	123	138,024
3.75%, 08/23/22 (Call 05/23/22)	330	343,243
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	180	191,965
3.45%, 06/01/26 (Call 03/01/26)	112	123,495
4.20%, 06/30/29 (Call 03/30/29)	110	128,426
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	6	6,872

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Toledo Hospital (The), Series B, 5.33%, 11/15/28	$20	$23,571
UnitedHealth Group Inc.
1.25%, 01/15/26	185	186,609
2.00%, 05/15/30	230	230,655
2.38%, 10/15/22	125	129,153
2.38%, 08/15/24	70	74,297
2.75%, 02/15/23 (Call 11/15/22)	180	187,448
2.88%, 03/15/22 (Call 12/15/21)	218	222,449
2.88%, 08/15/29	189	204,689
2.95%, 10/15/27	103	112,431
3.10%, 03/15/26	275	301,403
3.35%, 07/15/22	241	250,951
3.38%, 04/15/27	250	279,242
3.45%, 01/15/27	200	223,388
3.50%, 06/15/23	165	176,827
3.50%, 02/15/24	185	200,923
3.75%, 07/15/25	421	470,223
3.85%, 06/15/28	230	262,715
3.88%, 12/15/28	191	219,064

		12,790,558

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	218	228,187
3.50%, 02/10/23 (Call 01/10/23)	163	171,073
4.20%, 06/10/24 (Call 05/10/24)	220	239,087
4.25%, 03/01/25 (Call 01/01/25)	275	297,481
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	160	171,410
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	75	75,371
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	175	182,619
4.00%, 03/30/25 (Call 02/28/25)	150	158,510

		1,523,738

Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	163	172,532
5.75%, 08/15/23 (Call 05/15/23)	126	139,973
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	600	696,024
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	206	215,044

		1,223,573

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	60	64,870
3.80%, 11/15/24 (Call 08/15/24)	100	108,219
4.40%, 03/15/29 (Call 12/15/28)	208	235,903
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	125	148,060

		557,052

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	95	98,545
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	85	93,327
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	110,160
3.90%, 05/15/28 (Call 02/15/28)	200	228,326
Kimberly-Clark Corp.
2.75%, 02/15/26	160	173,626
3.05%, 08/15/25	100	109,052
3.10%, 03/26/30 (Call 12/26/29)	65	71,534
3.20%, 04/25/29 (Call 01/25/29)	140	154,734
3.95%, 11/01/28 (Call 08/01/28)	150	174,025

		1,213,329

Security	Par (000)	Value

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(b)	$200	$227,428
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	9	9,759
3.60%, 04/01/30 (Call 01/01/30)	190	214,092
3.63%, 11/15/24	465	515,480
Alleghany Corp., 4.95%, 06/27/22	300	317,202
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25
(Call 07/29/25)	100	108,307
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	40	39,602
3.15%, 06/15/23	176	187,211
3.28%, 12/15/26 (Call 09/15/26)	207	231,387
American Financial Group Inc./OH, 3.50%, 08/15/26
(Call 05/15/26)	200	219,406
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	325	343,541
3.75%, 07/10/25 (Call 04/10/25)	341	376,208
3.90%, 04/01/26 (Call 01/01/26)	465	521,121
4.13%, 02/15/24	511	564,083
4.20%, 04/01/28 (Call 01/01/28)	256	295,468
4.25%, 03/15/29 (Call 12/15/28)	60	69,780
4.88%, 06/01/22	465	490,780
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(b)	60	68,100
Aon Corp.
2.20%, 11/15/22	112	115,493
2.80%, 05/15/30 (Call 02/15/30)	249	263,073
3.75%, 05/02/29 (Call 02/02/29)	226	255,407
4.50%, 12/15/28 (Call 09/15/28)	135	158,864
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	137	153,273
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26) .	76	86,785
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	60	65,792
Assurant Inc., 4.00%, 03/15/23	50	53,408
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	75	85,139
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	230	254,433
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	159	176,735
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	150	170,209
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	570	554,878
3.00%, 05/15/22	60	61,992
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	548	572,720
3.00%, 02/11/23	115	121,008
3.13%, 03/15/26 (Call 12/15/25)	521	572,563
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27) .	208	226,052
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	50	55,747
4.50%, 03/15/29 (Call 12/15/28)	100	115,876
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	314,322
2.88%, 11/03/22 (Call 09/03/22)	85	88,290
3.35%, 05/03/26 (Call 02/03/26)	45	49,719
Cincinnati Financial Corp., 6.92%, 05/15/28	74	95,555
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	91	101,210
3.90%, 05/01/29 (Call 02/01/29)	106	121,134
3.95%, 05/15/24 (Call 02/15/24)	175	191,532
4.50%, 03/01/26 (Call 12/01/25)	275	316,110
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29) .	40	47,366

52	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	$158	$180,814
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	169	180,827
4.35%, 04/20/28 (Call 01/20/28)	370	422,470
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	25	27,618
4.85%, 04/17/28 (Call 01/17/28)	64	71,542
Fidelity National Financial Inc., 5.50%, 09/01/22	230	246,539
First American Financial Corp., 4.60%, 11/15/24	100	110,979
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	250	247,090
4.55%, 09/15/28 (Call 06/15/28)	145	170,379
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	100	101,550
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	175	185,552
Lincoln National Corp.
3.35%, 03/09/25	142	154,766
3.63%, 12/12/26 (Call 09/15/26)	195	218,326
3.80%, 03/01/28 (Call 12/01/27)	60	68,050
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	225	247,464
3.75%, 04/01/26 (Call 01/01/26)	215	240,271
Manulife Financial Corp., 4.15%, 03/04/26	582	665,302
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	25	27,158
3.50%, 11/01/27 (Call 08/01/27)	90	99,687
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	245	248,704
3.30%, 03/14/23 (Call 01/14/23)	145	152,818
3.50%, 06/03/24 (Call 03/03/24)	180	195,084
3.50%, 03/10/25 (Call 12/10/24)	222	243,279
3.75%, 03/14/26 (Call 12/14/25)	200	223,746
3.88%, 03/15/24 (Call 02/15/24)	182	199,401
4.38%, 03/15/29 (Call 12/15/28)	175	205,338
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	95	106,602
MetLife Inc.
3.00%, 03/01/25	238	258,259
3.05%, 12/15/22	125	131,172
3.60%, 04/10/24	125	136,695
3.60%, 11/13/25 (Call 08/13/25)	151	168,175
4.55%, 03/23/30 (Call 12/23/29)	39	46,927
Series D, 4.37%, 09/15/23	260	285,704
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	132	148,967
4.88%, 10/01/24 (Call 09/01/24)	130	147,269
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	100	111,971
Primerica Inc., 4.75%, 07/15/22	200	211,254
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	125	136,956
3.40%, 05/15/25 (Call 02/15/25)	175	190,498
3.70%, 05/15/29 (Call 02/15/29)	106	119,457
Progressive Corp. (The)
2.45%, 01/15/27	250	268,130
4.00%, 03/01/29 (Call 12/01/28)	30	34,949
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	172	175,927
3.50%, 05/15/24	359	393,152
3.70%, 10/01/50 (Call 07/01/30)(b)	25	25,596
3.88%, 03/27/28 (Call 12/27/27)	460	531,185

Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/47 (Call 09/15/27)(b)	$50	$54,145
5.20%, 03/15/44 (Call 03/15/24)(b)	200	212,854
5.63%, 06/15/43 (Call 06/15/23)(b)	20	21,431
5.70%, 09/15/48 (Call 09/15/28)(a)(b)	200	227,630
5.88%, 09/15/42 (Call 09/15/22)(b)	250	263,247
Prudential PLC, 3.13%, 04/14/30	6	6,546
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	225	251,343
3.95%, 09/15/26 (Call 06/15/26)	25	28,286
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	150	165,841
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	190	216,522
Unum Group
4.00%, 03/15/24	225	245,790
4.00%, 06/15/29 (Call 03/15/29)	40	44,229
Voya Financial Inc.
3.65%, 06/15/26	175	196,863
4.70%, 01/23/48 (Call 01/23/28)(b)	100	103,182
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	88	93,453
3.60%, 05/15/24 (Call 03/15/24)	57	61,934
4.50%, 09/15/28 (Call 06/15/28)	225	261,720
WR Berkley Corp., 4.63%, 03/15/22	280	291,749
XLIT Ltd., 4.45%, 03/31/25	190	214,679

		21,968,683

Internet — 0.5%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	395	432,217
3.60%, 11/28/24 (Call 08/28/24)	700	766,255
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	175	172,541
0.80%, 08/15/27 (Call 06/15/27)	460	447,152
1.10%, 08/15/30 (Call 05/15/30)	300	283,779
2.00%, 08/15/26 (Call 05/15/26)	388	408,343
3.38%, 02/25/24	127	138,109
Amazon.com Inc.
0.40%, 06/03/23	520	521,570
1.50%, 06/03/30 (Call 03/03/30)	560	546,034
2.40%, 02/22/23 (Call 01/22/23)	263	273,596
2.50%, 11/29/22 (Call 08/29/22)	290	299,695
2.80%, 08/22/24 (Call 06/22/24)	526	565,839
3.15%, 08/22/27 (Call 05/22/27)	560	621,068
3.80%, 12/05/24 (Call 09/05/24)	305	339,282
5.20%, 12/03/25 (Call 09/03/25)	236	280,451
Baidu Inc.
3.50%, 11/28/22	330	344,602
3.63%, 07/06/27	375	414,979
3.88%, 09/29/23 (Call 08/29/23)	200	214,412
4.13%, 06/30/25	225	248,924
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	185	193,166
3.55%, 03/15/28 (Call 12/15/27)	110	123,029
3.60%, 06/01/26 (Call 03/01/26)	283	313,335
3.65%, 03/15/25 (Call 12/15/24)	80	87,594
4.10%, 04/13/25 (Call 03/13/25)	346	385,572
4.50%, 04/13/27 (Call 02/13/27)	200	233,592
4.63%, 04/13/30 (Call 01/13/30)	144	171,840
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	184	190,491
3.80%, 08/24/27 (Call 05/24/27)	26	29,333

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.50%, 06/20/28 (Call 03/20/28)	$200	$233,428
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	106	109,406
2.60%, 07/15/22 (Call 04/15/22)	569	582,878
2.70%, 03/11/30 (Call 12/11/29)	50	51,913
2.75%, 01/30/23 (Call 12/30/22)	433	451,658
3.45%, 08/01/24 (Call 05/01/24)	177	191,964
3.60%, 06/05/27 (Call 03/05/27)	146	163,064
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	185	183,289
3.25%, 02/15/30 (Call 11/15/29)	330	337,587
3.80%, 02/15/28 (Call 11/15/27)	65	69,661
5.00%, 02/15/26 (Call 11/15/25)	210	237,529
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	290	309,294
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	6	6,382
2.95%, 04/01/22 (Call 02/01/22)	269	275,596
3.30%, 04/01/27 (Call 01/01/27)	196	217,197
3.75%, 04/01/24 (Call 03/01/24)	200	218,590

		12,686,236

Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	157	179,682
4.00%, 08/01/23 (Call 05/01/23)	210	226,017
4.13%, 09/15/22 (Call 06/15/22)	166	173,842
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	145	155,609
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	124	130,251
3.45%, 04/15/30 (Call 01/15/30)	77	83,941
Vale Overseas Ltd., 6.25%, 08/10/26	478	580,684

		1,530,026

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	30	32,218

Lodging — 0.2%
Choice Hotels International Inc., 3.70%, 12/01/29
(Call 09/01/29)	60	64,023
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	158	165,511
4.38%, 09/15/28 (Call 06/15/28)	170	185,057
4.85%, 03/15/26 (Call 12/15/25)	80	89,215
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	41	42,498
3.20%, 08/08/24 (Call 07/08/24)	430	451,711
3.50%, 08/18/26 (Call 06/18/26)	181	191,726
3.90%, 08/08/29 (Call 05/08/29)	170	180,946
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	65	69,651
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	382	441,149
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	340	387,114
Series R, 3.13%, 06/15/26 (Call 03/15/26)	230	241,714
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	400	425,956
4.60%, 08/08/23 (Call 07/08/23)	200	214,166
5.13%, 08/08/25 (Call 06/08/25)	200	224,632
5.40%, 08/08/28 (Call 05/08/28)	300	346,119

		3,721,188

Security	Par (000)	Value

Machinery — 0.4%
ABB Finance USA Inc., 2.88%, 05/08/22	$346	$356,258
Caterpillar Financial Services Corp.
1.90%, 09/06/22	166	170,045
2.15%, 11/08/24	15	15,832
2.40%, 06/06/22	159	163,314
2.55%, 11/29/22	310	322,214
2.85%, 05/17/24	8	8,588
3.25%, 12/01/24	80	87,726
3.30%, 06/09/24	236	256,518
3.45%, 05/15/23	290	309,824
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/15/21)	300	307,245
2.60%, 09/19/29 (Call 06/19/29)	254	269,418
2.60%, 04/09/30 (Call 01/09/30)	315	333,324
3.40%, 05/15/24 (Call 02/15/24)	70	75,909
CNH Industrial Capital LLC
4.20%, 01/15/24	71	77,809
4.38%, 04/05/22	271	281,948
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	102	115,147
4.50%, 08/15/23	129	140,907
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	220	241,809
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	85	90,673
3.15%, 11/15/25 (Call 08/15/25)	130	141,207
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	15,918
John Deere Capital Corp.
0.70%, 07/05/23	15	15,145
0.70%, 01/15/26	400	393,892
1.45%, 01/15/31	310	297,938
1.95%, 06/13/22	111	113,378
2.05%, 01/09/25	290	303,650
2.15%, 09/08/22	95	97,672
2.25%, 09/14/26	135	143,493
2.45%, 01/09/30	205	216,863
2.65%, 06/24/24	155	165,531
2.70%, 01/06/23	70	73,102
2.80%, 01/27/23	15	15,720
2.80%, 03/06/23	375	393,907
2.80%, 09/08/27	145	157,492
2.80%, 07/18/29	25	26,941
2.95%, 04/01/22	31	31,909
3.05%, 01/06/28	100	109,374
3.35%, 06/12/24	175	190,724
3.45%, 06/07/23	295	315,741
3.45%, 03/13/25	240	264,216
3.45%, 03/07/29	150	169,347
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	110	116,971
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	35	37,013
4.60%, 05/15/28 (Call 02/15/28)	65	74,696
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	454	467,761
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	150	160,170
3.50%, 03/01/29 (Call 12/01/28)	135	152,588
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	145	156,642
4.40%, 03/15/24 (Call 02/15/24)	285	311,191
4.95%, 09/15/28 (Call 06/15/28)	263	306,329

54	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	$75	$76,735
3.25%, 11/01/26 (Call 08/01/26)	115	126,986

		9,264,750

Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	79	81,239
2.00%, 06/26/22	158	161,716
2.00%, 02/14/25 (Call 01/14/25)	118	123,414
2.25%, 03/15/23 (Call 02/15/23)	263	273,386
2.25%, 09/19/26 (Call 06/19/26)	113	119,614
2.38%, 08/26/29 (Call 05/26/29)	218	227,352
2.88%, 10/15/27 (Call 07/15/27)	61	66,831
3.00%, 08/07/25	150	163,437
3.05%, 04/15/30 (Call 01/15/30)	257	280,865
3.25%, 02/14/24 (Call 01/14/24)	260	280,818
3.38%, 03/01/29 (Call 12/01/28)	111	123,877
3.63%, 09/14/28 (Call 06/14/28)	213	241,976
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	125	129,195
3.75%, 11/15/22 (Call 08/15/22)	128	133,638
3.75%, 12/01/27 (Call 09/01/27)	80	90,101
Eaton Corp.
2.75%, 11/02/22	470	488,856
3.10%, 09/15/27 (Call 06/15/27)	100	110,506
General Electric Co.
2.70%, 10/09/22	314	325,568
3.38%, 03/11/24	230	248,545
3.45%, 05/15/24 (Call 02/13/24)	170	183,438
3.63%, 05/01/30 (Call 02/01/30)	408	444,904
5.55%, 01/05/26	25	29,786
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	420	454,091
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	75	79,950
3.25%, 03/01/27 (Call 12/01/26)	232	255,119
3.25%, 06/14/29 (Call 03/14/29)	119	129,791
3.30%, 11/21/24 (Call 08/21/24)	195	212,246
3.50%, 09/15/22	56	58,630
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	100	115,525
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	400	394,960
3.65%, 03/15/27 (Call 12/15/26)	90	98,508
3.90%, 09/17/29 (Call 06/17/29)	88	97,662
4.00%, 03/15/26 (Call 12/15/25)	83	92,284
4.30%, 03/01/24 (Call 12/01/23)	30	32,751
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	56,312
4.25%, 06/15/23	395	427,911
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	95	104,853
3.80%, 03/21/29 (Call 12/21/28)	258	292,985

		7,232,640

Media — 0.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	350	333,270
3.75%, 02/15/28 (Call 11/15/27)	59	64,602
4.20%, 03/15/28 (Call 12/15/27)	405	454,766
4.46%, 07/23/22 (Call 05/23/22)	811	848,501

Security	Par (000)	Value

Media (continued)
4.50%, 02/01/24 (Call 01/01/24)	$379	$417,249
4.91%, 07/23/25 (Call 04/23/25)	435	495,696
5.05%, 03/30/29 (Call 12/30/28)	331	388,141
Comcast Cable Communications Holdings Inc., 9.46%,
11/15/22	125	144,526
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	865	818,852
1.95%, 01/15/31 (Call 10/15/30)	300	295,146
2.35%, 01/15/27 (Call 10/15/26)	371	390,793
3.00%, 02/01/24 (Call 01/01/24)	390	417,491
3.10%, 04/01/25 (Call 03/01/25)	370	400,725
3.15%, 03/01/26 (Call 12/01/25)	501	547,633
3.15%, 02/15/28 (Call 11/15/27)	77	84,250
3.30%, 02/01/27 (Call 11/01/26)	15	16,563
3.38%, 02/15/25 (Call 11/15/24)	290	315,949
3.38%, 08/15/25 (Call 05/15/25)	257	282,068
3.40%, 04/01/30 (Call 01/01/30)	283	312,497
3.55%, 05/01/28 (Call 02/01/28)	375	420,094
3.60%, 03/01/24	365	398,649
3.70%, 04/15/24 (Call 03/15/24)	234	256,588
3.95%, 10/15/25 (Call 08/15/25)	516	581,031
4.15%, 10/15/28 (Call 07/15/28)	569	662,435
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	102	106,947
3.45%, 03/15/25 (Call 12/15/24)	155	167,488
3.63%, 05/15/30 (Call 02/15/30)	337	371,273
3.90%, 11/15/24 (Call 08/15/24)	155	170,852
3.95%, 03/20/28 (Call 12/20/27)	157	175,330
4.13%, 05/15/29 (Call 02/15/29)	145	164,275
4.90%, 03/11/26 (Call 12/11/25)	95	109,617
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)	273	298,569
4.71%, 01/25/29 (Call 10/25/28)	460	539,805
Grupo Televisa SAB, 6.63%, 03/18/25	100	120,005
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	148	162,177
4.30%, 11/23/23 (Call 08/23/23)	65	70,886
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	265	306,896
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	288	297,930
2.35%, 12/01/22	282	291,791
2.95%, 06/15/27(a)	190	208,056
3.00%, 02/13/26	146	158,915
3.15%, 09/17/25	119	129,938
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	152	161,128
3.38%, 02/15/28 (Call 11/15/27)	90	97,764
3.50%, 01/15/25 (Call 10/15/24)	219	236,927
3.70%, 08/15/24 (Call 05/15/24)	215	234,550
3.70%, 06/01/28 (Call 03/01/28)	20	22,135
3.88%, 04/01/24 (Call 01/01/24)	131	142,304
4.00%, 01/15/26 (Call 10/15/25)	190	212,669
4.75%, 05/15/25 (Call 04/15/25)	555	634,071
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	218	226,197
1.75%, 01/13/26	590	607,311
2.00%, 09/01/29 (Call 06/01/29)	331	335,002
2.20%, 01/13/28	480	497,813
2.65%, 01/13/31	50	52,454
3.00%, 09/15/22	310	322,642

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25	$315	$344,383
3.38%, 11/15/26 (Call 08/15/26)	115	127,617
3.70%, 09/15/24 (Call 06/15/24)	56	61,560
3.70%, 10/15/25 (Call 07/15/25)	147	163,464
3.80%, 03/22/30	380	434,864

		18,113,120

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	475	518,653
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	150	160,485
4.50%, 12/15/28 (Call 09/15/28)	100	109,491

		788,629

Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	40	43,526
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	229	262,148
5.95%, 03/15/24 (Call 12/15/23)	160	181,529
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	254	253,301
2.80%, 10/01/29 (Call 07/01/29)	46	48,217
3.70%, 03/15/23 (Call 12/15/22)	30	31,613
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	765	848,622
7.13%, 07/15/28	35	48,180
Southern Copper Corp.
3.50%, 11/08/22	120	125,434
3.88%, 04/23/25	135	149,047

		1,991,617

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	280	331,355

Oil & Gas — 1.6%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	300	289,716
2.52%, 09/19/22 (Call 08/19/22)	180	185,758
2.75%, 05/10/23	339	355,974
2.94%, 04/06/23	85	89,535
3.02%, 01/16/27 (Call 10/16/26)	455	490,008
3.12%, 05/04/26 (Call 02/04/26)	415	450,487
3.19%, 04/06/25 (Call 03/06/25)	325	351,328
3.22%, 11/28/23 (Call 09/28/23)	350	374,339
3.22%, 04/14/24 (Call 02/14/24)	353	378,974
3.25%, 05/06/22	317	327,791
3.41%, 02/11/26 (Call 12/11/25)	38	41,776
3.54%, 04/06/27 (Call 02/06/27)	20	22,266
3.59%, 04/14/27 (Call 01/14/27)	98	109,310
3.63%, 04/06/30 (Call 01/06/30)	220	245,890
3.80%, 09/21/25 (Call 07/21/25)	308	342,413
3.94%, 09/21/28 (Call 06/21/28)	310	352,377
4.23%, 11/06/28 (Call 08/06/28)	21	24,372
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	65	71,453
3.51%, 03/17/25	230	252,469
3.54%, 11/04/24	328	360,839
3.72%, 11/28/28 (Call 08/28/28)	98	110,436
3.81%, 02/10/24	209	228,153
3.99%, 09/26/23	392	427,523
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	40	40,980

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 01/15/23 (Call 12/15/22)	$180	$187,414
3.80%, 04/15/24 (Call 01/15/24)	136	146,524
3.85%, 06/01/27 (Call 03/01/27)	323	357,038
3.90%, 02/01/25 (Call 11/01/24)	226	245,296
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	200	205,074
3.80%, 09/15/23 (Call 06/15/23)	315	334,105
5.38%, 07/15/25 (Call 04/15/25)	300	339,924
Chevron Corp.
1.14%, 05/11/23	211	214,758
1.55%, 05/11/25 (Call 04/11/25)	278	284,436
2.00%, 05/11/27 (Call 03/11/27)	280	290,539
2.24%, 05/11/30 (Call 02/11/30)	423	432,627
2.36%, 12/05/22 (Call 09/05/22)	342	352,660
2.41%, 03/03/22 (Call 01/03/22)	170	173,123
2.57%, 05/16/23 (Call 03/16/23)	170	177,737
2.90%, 03/03/24 (Call 01/03/24)	249	265,778
2.95%, 05/16/26 (Call 02/16/26)	425	460,997
3.19%, 06/24/23 (Call 03/24/23)	280	296,540
3.33%, 11/17/25 (Call 08/17/25)	229	251,559
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	360	352,094
3.25%, 10/15/29 (Call 07/15/29)	135	149,176
3.85%, 01/15/28 (Call 10/15/27)	142	162,005
3.90%, 11/15/24 (Call 08/15/24)	30	33,286
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	185	203,961
4.38%, 06/01/24 (Call 03/01/24)	208	226,886
4.38%, 03/15/29 (Call 12/15/28)	84	94,000
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	250	257,302
3.00%, 05/09/23	500	520,705
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	613,486
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	226,086
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(c)	115	116,707
3.75%, 10/01/27 (Call 07/01/27)(c)	285	321,380
4.30%, 08/15/28 (Call 05/15/28)(c)	87	101,179
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	10	10,875
4.95%, 03/15/26 (Call 12/15/25)	545	639,519
6.95%, 04/15/29	312	425,325
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	233	271,976
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	183	193,544
3.25%, 12/01/26 (Call 10/01/26)	216	228,601
3.50%, 12/01/29 (Call 09/01/29)	225	235,561
4.75%, 05/31/25 (Call 04/30/25)	155	174,201
5.38%, 05/31/25 (Call 03/29/21)	22	22,786
Ecopetrol SA
4.13%, 01/16/25	227	243,446
5.38%, 06/26/26 (Call 03/26/26)	275	309,972
5.88%, 09/18/23	405	449,416
6.88%, 04/29/30 (Call 01/29/30)	300	368,124
Eni USA Inc., 7.30%, 11/15/27	84	110,488
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	77	80,145
3.15%, 04/01/25 (Call 01/01/25)	11	11,873
4.15%, 01/15/26 (Call 10/15/25)	400	454,204
4.38%, 04/15/30 (Call 01/15/30)	111	130,394

56	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	$548	$560,555
2.45%, 01/17/23	319	331,600
2.65%, 01/15/24	321	340,144
2.88%, 04/06/25 (Call 03/06/25)	17	18,255
3.00%, 04/06/27 (Call 02/06/27)	123	134,093
3.25%, 11/10/24	530	578,776
3.63%, 09/10/28 (Call 06/10/28)	140	157,927
3.70%, 03/01/24	25	27,382
Exxon Mobil Corp.
1.57%, 04/15/23	408	418,506
1.90%, 08/16/22	81	82,965
2.28%, 08/16/26 (Call 06/16/26)	290	305,141
2.40%, 03/06/22 (Call 01/06/22)	329	335,021
2.44%, 08/16/29 (Call 05/16/29)	168	175,332
2.71%, 03/06/25 (Call 12/06/24)	400	426,068
2.73%, 03/01/23 (Call 01/01/23)	252	263,179
2.99%, 03/19/25 (Call 02/19/25)	515	555,510
3.04%, 03/01/26 (Call 12/01/25)	475	516,230
3.18%, 03/15/24 (Call 12/15/23)	221	237,387
3.29%, 03/19/27 (Call 01/19/27)	252	279,846
3.48%, 03/19/30 (Call 12/19/29)	681	757,497
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	20	22,093
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	195	206,251
4.30%, 04/01/27 (Call 01/01/27)	232	257,316
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	265	301,623
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	5	5,131
4.00%, 04/15/24 (Call 01/15/24)	204	218,584
4.40%, 04/15/29 (Call 01/15/29)	130	143,380
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	44	45,199
3.85%, 06/01/25 (Call 03/01/25)	242	261,648
4.40%, 07/15/27 (Call 04/15/27)	152	172,011
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	227	247,246
3.80%, 04/01/28 (Call 01/01/28)	95	104,619
4.50%, 05/01/23 (Call 04/01/23)	427	460,622
4.70%, 05/01/25 (Call 04/01/25)	151	171,699
4.75%, 12/15/23 (Call 10/15/23)	248	273,819
5.13%, 12/15/26 (Call 09/15/26)	132	156,118
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	170	191,801
4.30%, 04/01/22	611	636,650
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	185	177,609
4.45%, 01/15/26 (Call 10/15/25)	195	221,731
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	220	230,032
2.25%, 01/06/23	240	248,590
2.38%, 08/21/22	187	192,745
2.38%, 04/06/25 (Call 03/06/25)	10	10,557
2.38%, 11/07/29 (Call 08/07/29)	311	319,807
2.50%, 09/12/26	347	369,857
2.75%, 04/06/30 (Call 01/06/30)	280	295,764
2.88%, 05/10/26	445	481,712
3.25%, 05/11/25	553	602,969
3.40%, 08/12/23	255	273,911
3.50%, 11/13/23 (Call 10/13/23)	422	456,460

Security	Par (000)	Value

Oil & Gas (continued)
3.88%, 11/13/28 (Call 08/13/28)	$217	$248,287
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	211	230,874
Total Capital Canada Ltd., 2.75%, 07/15/23	231	243,991
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	112	118,149
2.70%, 01/25/23	378	395,154
2.83%, 01/10/30 (Call 10/10/29)	320	341,130
3.46%, 02/19/29 (Call 11/19/28)	225	251,041
3.70%, 01/15/24	305	332,901
3.75%, 04/10/24	289	317,605
Total Capital SA, 3.88%, 10/11/28	82	94,444
Valero Energy Corp.
2.70%, 04/15/23	41	42,745
2.85%, 04/15/25 (Call 03/15/25)	46	48,529
3.40%, 09/15/26 (Call 06/15/26)	668	717,759
3.65%, 03/15/25	195	211,269
4.00%, 04/01/29 (Call 01/01/29)	365	402,420
4.35%, 06/01/28 (Call 03/01/28)	5	5,621
WPX Energy Inc., 4.50%, 01/15/30 (Call 01/15/25)	55	58,615

		36,998,501

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	12	12,499
3.14%, 11/07/29 (Call 08/07/29)	50	53,938
3.34%, 12/15/27 (Call 09/15/27)	444	489,519
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	401	425,834
3.80%, 11/15/25 (Call 08/15/25)	274	304,907
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	152	158,471
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	40	40,360
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	370	399,182
TechnipFMC PLC, 3.45%, 10/01/22 (Call 03/18/21)	145	150,704

		2,035,414

Packaging & Containers — 0.1%
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	207	213,966
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	100	107,340
3.65%, 09/15/24 (Call 06/15/24)	46	50,232
4.50%, 11/01/23 (Call 08/01/23)	265	290,363
WestRock MWV LLC, 8.20%, 01/15/30	29	40,459
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	75	79,446
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	165	177,169
3.38%, 09/15/27 (Call 06/15/27)	95	104,374
3.75%, 03/15/25 (Call 01/15/25)	138	151,960
3.90%, 06/01/28 (Call 03/01/28)	175	197,242
4.65%, 03/15/26 (Call 01/15/26)	202	232,278
4.90%, 03/15/29 (Call 12/15/28)	260	312,416

		1,957,245

Pharmaceuticals — 2.0%
AbbVie Inc.
2.30%, 11/21/22	944	974,425
2.60%, 11/21/24 (Call 10/21/24)	822	873,054
2.85%, 05/14/23 (Call 03/14/23)	365	382,221
2.90%, 11/06/22	913	950,479
2.95%, 11/21/26 (Call 09/21/26)	675	729,729
3.20%, 05/14/26 (Call 02/14/26)	385	419,919

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.20%, 11/21/29 (Call 08/21/29)	$871	$941,342
3.25%, 10/01/22 (Call 07/01/22)	415	430,434
3.45%, 03/15/22 (Call 01/15/22)	593	608,543
3.60%, 05/14/25 (Call 02/14/25)	795	872,417
3.75%, 11/14/23 (Call 10/14/23)	65	70,355
3.80%, 03/15/25 (Call 12/15/24)	595	654,827
3.85%, 06/15/24 (Call 03/15/24)	275	300,880
4.25%, 11/14/28 (Call 08/14/28)	288	334,835
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	122	132,192
3.40%, 05/15/24 (Call 02/15/24)	176	189,913
3.45%, 12/15/27 (Call 09/15/27)	190	210,913
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	570	554,108
1.38%, 08/06/30 (Call 05/06/30)	577	543,090
2.38%, 06/12/22 (Call 05/12/22)	184	188,387
3.13%, 06/12/27 (Call 03/12/27)	65	71,257
3.38%, 11/16/25	312	343,225
3.50%, 08/17/23 (Call 07/17/23)	188	201,459
4.00%, 01/17/29 (Call 10/17/28)	133	152,741
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	605	591,992
2.82%, 05/20/30 (Call 02/20/30)	263	277,923
2.89%, 06/06/22 (Call 05/06/22)	311	319,926
3.36%, 06/06/24 (Call 04/06/24)	411	443,305
3.70%, 06/06/27 (Call 03/06/27)	254	283,903
3.73%, 12/15/24 (Call 09/15/24)	228	250,718
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	15	14,425
2.00%, 08/01/22	230	235,536
2.90%, 07/26/24 (Call 06/26/24)	476	513,147
3.20%, 06/15/26 (Call 04/15/26)	425	468,163
3.25%, 08/15/22	282	294,055
3.25%, 02/20/23 (Call 01/20/23)	30	31,651
3.25%, 11/01/23	200	215,154
3.25%, 02/27/27	221	245,558
3.40%, 07/26/29 (Call 04/26/29)	655	734,124
3.45%, 11/15/27 (Call 08/15/27)	147	165,578
3.55%, 08/15/22	270	282,531
3.88%, 08/15/25 (Call 05/15/25)	170	190,839
3.90%, 02/20/28 (Call 11/20/27)	310	356,714
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	180	184,662
3.08%, 06/15/24 (Call 04/15/24)	345	368,491
3.41%, 06/15/27 (Call 03/15/27)	305	335,085
3.50%, 11/15/24 (Call 08/15/24)	185	201,413
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	524	532,531
3.00%, 07/15/23 (Call 05/16/23)	196	206,921
3.05%, 11/30/22 (Call 10/31/22)	185	192,890
3.05%, 10/15/27 (Call 07/15/27)	175	191,021
3.25%, 04/15/25 (Call 01/15/25)	190	205,797
3.40%, 03/01/27 (Call 12/01/26)	165	182,393
3.50%, 06/15/24 (Call 03/17/24)	200	216,880
3.75%, 07/15/23 (Call 06/15/23)	198	213,044
4.13%, 11/15/25 (Call 09/15/25)	324	364,604
4.38%, 10/15/28 (Call 07/15/28)	590	688,247
4.50%, 02/25/26 (Call 11/27/25)	251	288,467
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	520	508,914

Security	Par (000)	Value

Pharmaceuticals (continued)
1.75%, 08/21/30 (Call 05/21/30)	$495	$474,720
1.88%, 02/28/31 (Call 11/28/30)	1,170	1,128,219
2.63%, 08/15/24 (Call 07/15/24)	35	37,194
2.75%, 12/01/22 (Call 09/01/22)	413	427,670
2.88%, 06/01/26 (Call 03/01/26)	425	457,355
3.25%, 08/15/29 (Call 05/15/29)	417	452,720
3.38%, 08/12/24 (Call 05/12/24)	210	227,461
3.50%, 07/20/22 (Call 05/20/22)	512	531,415
3.63%, 04/01/27 (Call 02/01/27)	6	6,671
3.70%, 03/09/23 (Call 02/09/23)	52	55,306
3.75%, 04/01/30 (Call 01/01/30)	293	328,016
3.88%, 07/20/25 (Call 04/20/25)	345	383,757
4.10%, 03/25/25 (Call 01/25/25)	125	139,616
4.30%, 03/25/28 (Call 12/25/27)	1,192	1,372,671
4.75%, 12/01/22 (Call 09/01/22)	30	31,920
Eli Lilly & Co.
2.35%, 05/15/22	24	24,600
3.10%, 05/15/27 (Call 02/15/27)	105	116,073
3.38%, 03/15/29 (Call 12/15/28)	355	397,635
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	472	495,345
3.38%, 05/15/23	466	496,817
3.63%, 05/15/25	118	130,919
3.88%, 05/15/28	390	451,164
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	454	467,874
2.88%, 06/01/22 (Call 05/01/22)	259	266,811
3.00%, 06/01/24 (Call 05/01/24)	274	294,125
3.38%, 06/01/29 (Call 03/01/29)	55	61,771
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	225	232,650
2.45%, 03/01/26 (Call 12/01/25)	752	806,249
2.63%, 01/15/25 (Call 11/15/24)	75	80,068
2.90%, 01/15/28 (Call 10/15/27)	85	93,363
2.95%, 03/03/27 (Call 12/03/26)	245	270,296
3.38%, 12/05/23	294	319,357
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	245	253,492
2.85%, 03/15/23 (Call 12/15/22)	150	156,300
3.80%, 03/15/24 (Call 12/15/23)	395	429,780
3.95%, 02/16/28 (Call 11/16/27)	85	96,704
4.75%, 05/30/29 (Call 02/28/29)	44	52,287
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	255	287,785
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	30	30,821
2.75%, 02/10/25 (Call 11/10/24)	595	637,191
2.80%, 05/18/23	588	620,316
2.90%, 03/07/24 (Call 02/07/24)	152	162,760
3.40%, 03/07/29 (Call 12/07/28)	395	443,079
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	82	89,090
4.55%, 04/15/28 (Call 01/15/28)	135	155,913
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	376	392,097
2.40%, 05/17/22 (Call 04/17/22)	157	160,792
2.40%, 09/21/22	375	387,394
3.00%, 11/20/25 (Call 08/20/25)	9	9,798
3.10%, 05/17/27 (Call 02/17/27)	303	334,482
3.40%, 05/06/24	561	611,838

58	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	$250	$281,132
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	320	319,936
1.70%, 05/28/30 (Call 02/28/30)	222	219,016
2.63%, 04/01/30 (Call 01/01/30)	31	32,889
2.75%, 06/03/26	195	211,594
2.80%, 03/11/22	168	172,494
2.95%, 03/15/24 (Call 02/15/24)	80	85,768
3.00%, 06/15/23	315	333,919
3.00%, 12/15/26	348	385,734
3.20%, 09/15/23 (Call 08/15/23)	131	140,089
3.40%, 05/15/24	275	300,041
3.45%, 03/15/29 (Call 12/15/28)	202	226,856
3.60%, 09/15/28 (Call 06/15/28)	545	617,937
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	280	298,920
3.63%, 06/19/28 (Call 03/19/28)	245	277,097
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	418	441,145
3.20%, 09/23/26 (Call 06/23/26)	620	676,153
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	585	575,786
4.40%, 11/26/23 (Call 10/26/23)	290	319,447
5.00%, 11/26/28 (Call 08/26/28)	250	302,547
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	454	507,136
Viatris Inc.
1.13%, 06/22/22(c)	500	504,055
1.65%, 06/22/25 (Call 05/22/25)(c)	320	325,043
2.70%, 06/22/30 (Call 03/22/30)(c)	395	400,285
Wyeth LLC, 6.45%, 02/01/24	15	17,558
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	150	163,689
3.25%, 02/01/23 (Call 11/01/22)	321	335,817
3.90%, 08/20/28 (Call 05/20/28)	218	246,996
4.50%, 11/13/25 (Call 08/13/25)	91	104,277

		47,122,450

Pipelines — 1.1%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	150	155,904
4.45%, 07/15/27 (Call 04/15/27)	15	16,926
4.80%, 05/03/29 (Call 02/03/29)	115	130,617
4.95%, 12/15/24 (Call 09/15/24)	130	145,812
5.95%, 06/01/26 (Call 03/01/26)	65	76,851
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	390	421,867
5.13%, 06/30/27 (Call 01/01/27)	259	302,460
5.88%, 03/31/25 (Call 10/02/24)	324	372,999
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	227	256,515
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	165	176,703
4.15%, 09/15/29 (Call 06/15/29)	100	106,213
4.40%, 03/15/27 (Call 12/15/26)	97	105,966
4.95%, 05/15/28 (Call 02/15/28)	151	169,295
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	130	154,743
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	12	12,588
3.13%, 11/15/29 (Call 08/15/29)	156	166,528

Security	Par (000)	Value

Pipelines (continued)
3.50%, 06/10/24 (Call 03/10/24)	$225	$242,849
3.70%, 07/15/27 (Call 04/15/27)	230	256,666
4.25%, 12/01/26 (Call 09/01/26)	241	274,740
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	215	225,443
3.60%, 02/01/23 (Call 11/01/22)	257	268,421
3.75%, 05/15/30 (Call 02/15/30)	120	126,779
4.05%, 03/15/25 (Call 12/15/24)	291	316,302
4.20%, 04/15/27 (Call 01/15/27)	77	84,818
4.25%, 03/15/23 (Call 12/15/22)	15	15,891
4.50%, 04/15/24 (Call 03/15/24)	277	303,863
4.75%, 01/15/26 (Call 10/15/25)	240	268,366
4.90%, 02/01/24 (Call 11/01/23)	120	131,326
4.95%, 06/15/28 (Call 03/15/28)	309	352,031
5.25%, 04/15/29 (Call 01/15/29)	396	459,126
5.50%, 06/01/27 (Call 03/01/27)	243	284,291
5.88%, 01/15/24 (Call 10/15/23)	17	19,050
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	102	109,808
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	33	35,772
5.00%, 10/01/22 (Call 07/01/22)	235	247,904
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	615	646,500
3.13%, 07/31/29 (Call 04/30/29)	235	252,268
3.35%, 03/15/23 (Call 12/15/22)	584	613,988
3.70%, 02/15/26 (Call 11/15/25)	110	122,049
3.75%, 02/15/25 (Call 11/15/24)	314	344,982
3.90%, 02/15/24 (Call 11/15/23)	345	374,956
3.95%, 02/15/27 (Call 11/15/26)	190	215,460
4.15%, 10/16/28 (Call 07/16/28)	95	109,258
5.38%, 02/15/78 (Call 02/15/28)(b)	200	198,404
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	100	99,679
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	213	223,416
3.50%, 09/01/23 (Call 06/01/23)	184	195,949
3.95%, 09/01/22 (Call 06/01/22)	230	239,925
4.25%, 09/01/24 (Call 06/01/24)	203	224,837
4.30%, 05/01/24 (Call 02/01/24)	135	148,445
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	200	190,596
3.15%, 01/15/23 (Call 12/15/22)	228	238,848
4.30%, 06/01/25 (Call 03/01/25)	159	178,231
4.30%, 03/01/28 (Call 12/01/27)	320	365,315
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	35	40,813
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	326	328,504
2.65%, 08/15/30 (Call 05/15/30)	285	283,900
3.38%, 03/15/23 (Call 02/15/23)	128	134,810
3.50%, 12/01/22 (Call 11/01/22)	295	309,204
4.00%, 02/15/25 (Call 11/15/24)	60	65,835
4.00%, 03/15/28 (Call 12/15/27)	250	279,040
4.13%, 03/01/27 (Call 12/01/26)	340	381,058
4.25%, 12/01/27 (Call 09/01/27)	112	126,989
4.50%, 07/15/23 (Call 04/15/23)	105	113,345
4.80%, 02/15/29 (Call 11/15/28)	111	129,166
4.88%, 12/01/24 (Call 09/01/24)	249	281,288
4.88%, 06/01/25 (Call 03/01/25)	355	402,481

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	$5	$5,139
2.75%, 09/01/24 (Call 08/01/24)	95	99,962
3.10%, 03/15/30 (Call 12/15/29)	40	40,948
3.40%, 09/01/29 (Call 06/01/29)	136	142,162
4.00%, 07/13/27 (Call 04/13/27)	116	127,313
4.35%, 03/15/29 (Call 12/15/28)	160	177,262
4.55%, 07/15/28 (Call 04/15/28)	145	162,822
5.85%, 01/15/26 (Call 12/15/25)	410	485,538
7.50%, 09/01/23 (Call 06/01/23)	110	126,105
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	288	298,308
4.90%, 03/15/25 (Call 12/15/24)	122	136,674
5.00%, 09/15/23 (Call 06/15/23)	100	109,260
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	138	144,567
3.15%, 12/15/29 (Call 09/15/29)	25	25,423
3.55%, 10/01/26 (Call 07/01/26)	90	97,050
3.61%, 02/15/25 (Call 11/15/24)	10	10,771
3.75%, 03/01/28 (Call 12/01/27)	160	171,872
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	267,440
3.65%, 06/01/22 (Call 03/01/22)	130	133,445
3.85%, 10/15/23 (Call 07/15/23)	170	181,035
4.50%, 12/15/26 (Call 09/15/26)	215	237,992
4.65%, 10/15/25 (Call 07/15/25)	397	439,824
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	219	245,490
4.50%, 05/15/30 (Call 11/15/29)	352	402,612
5.00%, 03/15/27 (Call 09/15/26)	274	318,703
5.63%, 04/15/23 (Call 01/15/23)	275	299,612
5.63%, 03/01/25 (Call 12/01/24)	445	512,569
5.75%, 05/15/24 (Call 02/15/24)	400	454,792
5.88%, 06/30/26 (Call 12/31/25)	275	328,045
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	151	164,995
3.50%, 03/15/25 (Call 12/15/24)	155	167,930
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	110	114,572
4.00%, 10/01/27 (Call 07/01/27)	28	30,545
4.25%, 04/01/24 (Call 01/01/24)	77	83,361
5.95%, 12/01/25 (Call 09/01/25)	24	28,183
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	110	122,475
4.38%, 03/13/25 (Call 12/13/24)	65	72,409
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	129,653
TransCanada PipeLines Ltd.
2.50%, 08/01/22	360	370,739
3.75%, 10/16/23 (Call 07/16/23)	256	275,328
4.10%, 04/15/30 (Call 01/15/30)	110	125,421
4.25%, 05/15/28 (Call 02/15/28)	440	505,679
4.88%, 01/15/26 (Call 10/15/25)	100	115,787
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	240	269,527
7.85%, 02/01/26 (Call 11/01/25)	195	250,778
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	10	11,335
4.50%, 03/15/28 (Call 12/15/27)	5	5,647
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	265	273,933

Security	Par (000)	Value

Pipelines (continued)
3.50%, 11/15/30 (Call 08/15/30)	$65	$70,631
3.60%, 03/15/22 (Call 01/15/22)	345	354,377
3.70%, 01/15/23 (Call 10/15/22)	20	21,012
3.75%, 06/15/27 (Call 03/15/27)	399	443,317
3.90%, 01/15/25 (Call 10/15/24)	388	423,452
4.00%, 09/15/25 (Call 06/15/25)	80	88,755
4.30%, 03/04/24 (Call 12/04/23)	160	175,035
4.55%, 06/24/24 (Call 03/24/24)	10	11,105

		25,543,688

Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	45	52,376

Real Estate Investment Trusts — 1.8%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	56	57,957
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	20	20,968
3.45%, 04/30/25 (Call 02/28/25)	235	256,495
3.80%, 04/15/26 (Call 02/15/26)	149	167,625
3.95%, 01/15/27 (Call 10/15/26)	100	112,872
3.95%, 01/15/28 (Call 10/15/27)	100	113,572
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	165	170,125
3.30%, 07/15/26 (Call 05/15/26)	200	218,576
3.75%, 04/15/23 (Call 01/15/23)	10	10,586
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	179,243
American Tower Corp.
0.60%, 01/15/24	350	349,807
1.50%, 01/31/28 (Call 11/30/27)	300	293,625
1.88%, 10/15/30 (Call 07/15/30)	465	445,702
2.40%, 03/15/25 (Call 02/15/25)	175	183,370
2.75%, 01/15/27 (Call 11/15/26)	190	200,412
2.90%, 01/15/30 (Call 10/15/29)	270	283,808
2.95%, 01/15/25 (Call 12/15/24)	172	183,643
3.13%, 01/15/27 (Call 10/15/26)	178	192,640
3.38%, 05/15/24 (Call 04/15/24)	207	223,258
3.38%, 10/15/26 (Call 07/15/26)	201	220,059
3.50%, 01/31/23	184	194,470
3.55%, 07/15/27 (Call 04/15/27)	205	226,187
3.60%, 01/15/28 (Call 10/15/27)	55	60,811
3.80%, 08/15/29 (Call 05/15/29)	374	417,672
3.95%, 03/15/29 (Call 12/15/28)	119	133,403
4.00%, 06/01/25 (Call 03/01/25)	170	188,617
4.40%, 02/15/26 (Call 11/15/25)	186	210,928
4.70%, 03/15/22	210	219,141
5.00%, 02/15/24	150	168,253
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	250	255,800
2.45%, 01/15/31 (Call 10/15/30)	420	433,020
3.35%, 05/15/27 (Call 02/15/27)	60	66,253
3.45%, 06/01/25 (Call 03/03/25)	281	307,521
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	295	315,800
2.90%, 03/15/30 (Call 12/15/29)	172	179,147
3.13%, 09/01/23 (Call 06/01/23)	171	180,699
3.20%, 01/15/25 (Call 10/15/24)	240	258,038
3.40%, 06/21/29 (Call 03/21/29)	165	178,502
3.65%, 02/01/26 (Call 11/03/25)	418	464,753
3.80%, 02/01/24 (Call 11/01/23)	209	226,004
3.85%, 02/01/23 (Call 11/01/22)	288	304,243

60	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 12/01/28 (Call 09/01/28)	$158	$184,100
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	105,959
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	240	253,675
3.65%, 06/15/24 (Call 04/15/24)	230	248,664
3.90%, 03/15/27 (Call 12/15/26)	125	139,153
4.13%, 06/15/26 (Call 03/15/26)	210	235,822
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	55	57,161
4.10%, 10/15/28 (Call 07/15/28)	118	135,403
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	221	236,028
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	180	187,452
4.15%, 04/01/25 (Call 01/01/25)	27	28,688
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	100	112,881
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	600	587,346
2.10%, 04/01/31 (Call 01/01/31)	520	502,403
3.10%, 11/15/29 (Call 08/15/29)	41	43,399
3.20%, 09/01/24 (Call 07/01/24)	227	245,233
3.65%, 09/01/27 (Call 06/01/27)	175	194,281
3.70%, 06/15/26 (Call 03/15/26)	253	280,552
3.80%, 02/15/28 (Call 11/15/27)	364	404,673
4.00%, 03/01/27 (Call 12/01/26)	179	201,930
4.30%, 02/15/29 (Call 11/15/28)	16	18,329
4.45%, 02/15/26 (Call 11/15/25)	304	345,241
5.25%, 01/15/23	544	589,783
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	21,543
4.00%, 11/15/25 (Call 08/15/25)	125	139,128
4.38%, 12/15/23 (Call 09/15/23)	100	109,063
4.38%, 02/15/29 (Call 11/15/28)	100	114,876
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	175	165,490
2.90%, 11/15/24 (Call 10/15/24)	270	287,442
3.45%, 11/15/29 (Call 08/15/29)	191	201,089
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	316	350,207
3.70%, 08/15/27 (Call 05/15/27)	145	163,050
4.45%, 07/15/28 (Call 04/15/28)	146	169,980
4.75%, 10/01/25 (Call 07/01/25)	44	50,588
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	140	136,024
1.75%, 02/01/31 (Call 11/01/30)	130	126,212
2.88%, 11/15/29 (Call 08/15/29)	115	122,485
3.38%, 12/15/27 (Call 09/15/27)	145	160,747
3.75%, 12/01/24 (Call 09/01/24)	20	21,966
4.00%, 09/15/28 (Call 06/15/28)	85	97,643
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	255	252,080
1.55%, 03/15/28 (Call 01/15/28)	235	230,561
1.80%, 07/15/27 (Call 05/15/27)	285	286,756
2.63%, 11/18/24 (Call 10/18/24)	140	148,392
2.90%, 11/18/26 (Call 09/18/26)	321	344,834
3.20%, 11/18/29 (Call 08/18/29)	268	285,329
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	329	354,642

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 04/15/23 (Call 01/15/23)	$280	$293,429
3.00%, 07/01/29 (Call 04/01/29)	168	180,398
3.25%, 08/01/27 (Call 05/01/27)	50	54,960
4.15%, 12/01/28 (Call 09/01/28)	150	173,037
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	75	70,856
3.25%, 05/01/23 (Call 02/01/23)	130	136,488
3.38%, 04/15/26 (Call 01/15/26)	275	302,940
3.50%, 04/01/25 (Call 01/01/25)	125	136,100
3.88%, 05/01/24 (Call 02/01/24)	400	435,952
4.00%, 03/01/29 (Call 12/01/28)	10	11,303
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	125	132,789
3.95%, 01/15/24 (Call 10/15/23)	85	92,272
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	44	49,775
5.30%, 01/15/29 (Call 10/15/28)	100	114,612
5.38%, 11/01/23 (Call 08/01/23)	305	333,676
5.38%, 04/15/26 (Call 01/15/26)	405	464,985
5.75%, 06/01/28 (Call 03/03/28)	281	329,725
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	45	49,357
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	50	52,853
3.50%, 08/01/26 (Call 05/01/26)	135	149,248
3.75%, 07/01/27 (Call 04/01/27)	150	169,473
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	195	207,529
3.40%, 02/01/25 (Call 11/01/24)	25	27,114
4.00%, 06/01/25 (Call 03/01/25)	506	564,539
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	175	194,262
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	275	291,868
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	267,397
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	10	10,855
4.65%, 04/01/29 (Call 01/01/29)	145	164,665
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	190	204,662
4.25%, 08/15/29 (Call 05/15/29)	30	33,797
4.38%, 10/01/25 (Call 07/01/25)	100	110,824
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	141	151,397
3.13%, 06/01/23 (Call 03/01/23)	125	131,534
3.30%, 02/01/25 (Call 12/01/24)	150	162,155
3.80%, 04/01/27 (Call 01/01/27)	50	55,902
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	175	197,186
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	190	210,106
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	70	67,218
3.60%, 06/01/27 (Call 03/01/27)	275	305,684
3.75%, 06/15/24 (Call 03/15/24)	31	33,676
3.95%, 03/15/29 (Call 12/15/28)	115	130,445
4.30%, 10/15/23 (Call 07/15/23)	325	352,927
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	130	142,137
4.30%, 10/15/28 (Call 07/15/28)	57	64,977
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	110	116,305
4.50%, 02/01/25 (Call 11/01/24)	125	133,168

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	$120	$125,636
4.50%, 04/01/27 (Call 01/01/27)	160	177,483
4.75%, 01/15/28 (Call 10/15/27)	179	199,870
4.95%, 04/01/24 (Call 01/01/24)	150	164,480
5.25%, 01/15/26 (Call 10/15/25)	10	11,366
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	55	59,668
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	175	182,649
4.45%, 03/15/24 (Call 12/15/23)	100	108,429
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	185	174,427
2.13%, 04/15/27 (Call 02/15/27)	281	292,479
2.25%, 04/15/30 (Call 01/15/30)	325	332,429
3.25%, 10/01/26 (Call 07/01/26)	7	7,762
3.75%, 11/01/25 (Call 03/08/21)	171	191,205
3.88%, 09/15/28 (Call 06/15/28)	50	57,263
4.38%, 02/01/29 (Call 11/01/28)	25	29,623
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	135	149,419
3.39%, 05/01/29 (Call 02/01/29)	106	118,359
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	320	328,592
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	275	269,115
3.00%, 01/15/27 (Call 10/15/26)	145	157,087
3.25%, 01/15/31 (Call 10/15/30)	265	288,508
3.65%, 01/15/28 (Call 10/15/27)	110	123,064
3.88%, 07/15/24 (Call 04/15/24)	110	120,556
3.88%, 04/15/25 (Call 02/15/25)	100	110,981
4.65%, 08/01/23 (Call 05/01/23)	305	332,227
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	250	261,337
3.60%, 02/01/27 (Call 11/01/26)	111	121,592
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	170	175,794
4.80%, 06/01/24 (Call 05/01/24)	95	103,978
5.13%, 08/15/26 (Call 05/15/26)	150	169,164
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	248	258,071
2.45%, 09/13/29 (Call 06/13/29)	290	294,547
2.63%, 06/15/22 (Call 03/15/22)	201	205,742
2.75%, 02/01/23 (Call 11/01/22)	230	239,067
2.75%, 06/01/23 (Call 03/01/23)	148	154,956
3.25%, 11/30/26 (Call 08/30/26)	200	218,594
3.30%, 01/15/26 (Call 10/15/25)	176	191,066
3.38%, 10/01/24 (Call 07/01/24)	283	306,741
3.38%, 06/15/27 (Call 03/15/27)	225	247,637
3.38%, 12/01/27 (Call 09/01/27)	102	112,228
3.50%, 09/01/25 (Call 06/01/25)	300	327,174
3.75%, 02/01/24 (Call 11/01/23)	350	378,042
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	100	104,337
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	165	175,075
4.45%, 09/15/26 (Call 06/15/26)	181	203,439
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	113,649
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	172	178,135
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	259	279,189
3.50%, 07/01/27 (Call 04/01/27)	125	137,925
3.50%, 01/15/28 (Call 10/15/27)	100	109,530

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	$100	$104,683
3.10%, 01/15/23 (Call 03/15/21)	61	63,916
3.13%, 06/15/23 (Call 03/15/23)	260	273,473
3.25%, 10/15/26 (Call 07/15/26)	250	271,260
3.50%, 04/15/24 (Call 03/15/24)	216	233,958
3.50%, 02/01/25 (Call 11/01/24)	177	192,580
3.75%, 05/01/24 (Call 02/01/24)	237	257,128
3.85%, 04/01/27 (Call 01/01/27)	125	139,074
4.13%, 01/15/26 (Call 10/15/25)	100	113,253
4.40%, 01/15/29 (Call 10/15/28)	81	92,554
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	185	193,053
4.60%, 02/06/24 (Call 11/06/23)	231	254,359
4.88%, 06/01/26 (Call 03/01/26)	235	273,234
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	125	132,866
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	100	106,980
3.63%, 03/15/24 (Call 02/15/24)	399	431,838
3.75%, 03/15/23 (Call 12/15/22)	50	52,886
4.00%, 06/01/25 (Call 03/01/25)	321	356,210
4.13%, 03/15/29 (Call 12/15/28)	68	76,895
4.25%, 04/15/28 (Call 01/15/28)	175	199,423
4.50%, 01/15/24 (Call 10/15/23)	324	356,267
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	430	489,503
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	75	82,314
4.60%, 04/01/24 (Call 01/01/24)	305	338,260

		40,884,098

Retail — 1.1%
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	28	30,286
3.80%, 11/15/27 (Call 08/15/27)	125	137,593
4.50%, 10/01/25 (Call 07/01/25)	75	84,044
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	24	25,351
3.13%, 04/18/24 (Call 03/18/24)	90	96,564
3.13%, 04/21/26 (Call 01/21/26)	235	255,109
3.25%, 04/15/25 (Call 01/15/25)	205	221,546
3.63%, 04/15/25 (Call 03/15/25)	327	359,474
3.70%, 04/15/22 (Call 01/15/22)	215	221,214
3.75%, 04/18/29 (Call 01/18/29)	110	122,037
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	320	309,494
4.45%, 10/01/28 (Call 07/01/28)	25	29,030
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	300	302,217
2.30%, 05/18/22 (Call 04/18/22)	230	235,384
2.75%, 05/18/24 (Call 03/18/24)	225	240,599
3.00%, 05/18/27 (Call 02/18/27)	275	302,324
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	204	222,580
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	317,767
3.50%, 04/03/30 (Call 01/03/30)	179	197,238
3.88%, 04/15/27 (Call 01/15/27)	203	229,654
4.13%, 05/01/28 (Call 02/01/28)	125	143,535
4.15%, 11/01/25 (Call 08/01/25)	76	85,851
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	181	201,321
4.20%, 05/15/28 (Call 02/15/28)	330	378,922

62	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	$460	$446,108
1.38%, 03/15/31 (Call 12/15/30)	1,100	1,042,767
2.13%, 09/15/26 (Call 06/15/26)	208	219,034
2.50%, 04/15/27 (Call 02/15/27)	111	118,706
2.63%, 06/01/22 (Call 05/01/22)	162	166,393
2.70%, 04/01/23 (Call 01/01/23)	236	246,290
2.70%, 04/15/30 (Call 01/15/30)	262	279,530
2.80%, 09/14/27 (Call 06/14/27)	213	231,931
2.95%, 06/15/29 (Call 03/15/29)	326	354,170
3.00%, 04/01/26 (Call 01/01/26)	136	148,105
3.35%, 09/15/25 (Call 06/15/25)	231	254,779
3.75%, 02/15/24 (Call 11/15/23)	154	167,643
3.90%, 12/06/28 (Call 09/06/28)	160	185,448
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	40	41,376
4.25%, 07/17/25 (Call 04/17/25)	153	166,473
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	270	261,633
1.70%, 10/15/30 (Call 07/15/30)	305	293,261
2.50%, 04/15/26 (Call 01/15/26)	463	491,919
3.10%, 05/03/27 (Call 02/03/27)	284	312,619
3.12%, 04/15/22 (Call 01/15/22)	110	112,692
3.13%, 09/15/24 (Call 06/15/24)	173	187,148
3.38%, 09/15/25 (Call 06/15/25)	236	259,263
3.65%, 04/05/29 (Call 01/05/29)	255	286,135
4.50%, 04/15/30 (Call 01/15/30)	293	348,547
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	130	132,464
2.13%, 03/01/30 (Call 12/01/29)	12	12,067
2.63%, 09/01/29 (Call 06/01/29)	164	171,680
3.25%, 06/10/24	138	149,599
3.30%, 07/01/25 (Call 06/01/25)	89	97,322
3.35%, 04/01/23 (Call 03/01/23)	285	301,752
3.38%, 05/26/25 (Call 02/26/25)	50	54,627
3.50%, 03/01/27 (Call 12/01/26)	306	340,342
3.50%, 07/01/27 (Call 05/01/27)	51	56,961
3.60%, 07/01/30 (Call 04/01/30)	392	439,201
3.70%, 01/30/26 (Call 10/30/25)	421	470,434
3.80%, 04/01/28 (Call 01/01/28)	140	158,515
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	45	43,017
3.55%, 03/15/26 (Call 12/15/25)	257	284,378
3.60%, 09/01/27 (Call 06/01/27)	219	245,114
3.85%, 06/15/23 (Call 03/15/23)	400	426,192
3.90%, 06/01/29 (Call 03/01/29)	19	21,457
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	332	337,465
2.45%, 06/15/26 (Call 03/15/26)	320	339,021
2.70%, 06/15/22 (Call 04/15/22)	195	200,080
3.10%, 03/01/23 (Call 02/01/23)	280	294,378
3.50%, 03/01/28 (Call 12/01/27)	205	228,442
3.55%, 08/15/29 (Call 05/15/29)	226	253,014
3.80%, 08/15/25 (Call 06/15/25)	285	318,362
3.85%, 10/01/23 (Call 07/01/23)	254	273,812
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	284	299,083
2.35%, 02/15/30 (Call 11/15/29)	315	328,693
2.50%, 04/15/26	243	261,259
3.38%, 04/15/29 (Call 01/15/29)	227	254,882

Security	Par (000)	Value

Retail (continued)
3.50%, 07/01/24	$287	$314,985
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	335	353,921
2.50%, 05/15/23 (Call 02/15/23)	211	219,678
3.75%, 04/15/27 (Call 02/15/27)	50	56,641
3.88%, 04/15/30 (Call 01/15/30)	125	143,555
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	75	71,930
Walgreen Co., 3.10%, 09/15/22	175	182,091
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	400	440,208
3.80%, 11/18/24 (Call 08/18/24)	425	467,942
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	346	358,307
2.38%, 09/24/29 (Call 06/24/29)	10	10,531
2.55%, 04/11/23 (Call 01/11/23)	315	328,406
2.65%, 12/15/24 (Call 10/15/24)	623	669,532
2.85%, 07/08/24 (Call 06/08/24)	520	559,598
3.05%, 07/08/26 (Call 05/08/26)	177	194,861
3.25%, 07/08/29 (Call 04/08/29)	25	27,942
3.30%, 04/22/24 (Call 01/22/24)	399	431,439
3.40%, 06/26/23 (Call 05/26/23)	475	507,756
3.55%, 06/26/25 (Call 04/26/25)	362	402,272
3.70%, 06/26/28 (Call 03/26/28)	659	755,385
5.88%, 04/05/27	195	246,047

		24,907,744

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	233	243,918

Semiconductors — 0.8%
Altera Corp., 4.10%, 11/15/23	160	176,150
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	230	241,148
3.13%, 12/05/23 (Call 10/05/23)	75	80,178
3.50%, 12/05/26 (Call 09/05/26)	315	351,068
3.90%, 12/15/25 (Call 09/15/25)	95	106,617
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	115	113,412
3.30%, 04/01/27 (Call 01/01/27)	262	291,381
3.90%, 10/01/25 (Call 07/01/25)	222	249,219
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	399	426,427
3.50%, 01/15/28 (Call 10/15/27)	110	118,190
3.63%, 01/15/24 (Call 11/15/23)	390	419,894
3.88%, 01/15/27 (Call 10/15/26)	596	653,407
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	265	261,163
2.45%, 02/15/31 (Call 11/15/30)(c)	2,355	2,289,296
3.15%, 11/15/25 (Call 10/15/25)	489	526,179
3.63%, 10/15/24 (Call 09/15/24)	340	370,590
4.15%, 11/15/30 (Call 08/15/30)	420	464,037
4.25%, 04/15/26 (Call 02/15/26)	568	636,421
4.75%, 04/15/29 (Call 01/15/29)	491	562,337
5.00%, 04/15/30 (Call 01/15/30)	460	535,633
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	33	33,759
2.45%, 11/15/29 (Call 08/15/29)	6	6,300
2.60%, 05/19/26 (Call 02/19/26)	130	139,270
2.70%, 12/15/22	299	311,815
2.88%, 05/11/24 (Call 03/11/24)	329	352,527

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.10%, 07/29/22	$331	$344,094
3.15%, 05/11/27 (Call 02/11/27)	95	104,766
3.40%, 03/25/25 (Call 02/25/25)	548	599,803
3.70%, 07/29/25 (Call 04/29/25)	380	422,210
3.75%, 03/25/27 (Call 01/25/27)	261	296,086
3.90%, 03/25/30 (Call 12/25/29)	444	515,875
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	114	131,809
4.65%, 11/01/24 (Call 08/01/24)	374	421,636
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	180	180,036
3.75%, 03/15/26 (Call 01/15/26)	322	361,493
3.80%, 03/15/25 (Call 12/15/24)	200	220,840
4.00%, 03/15/29 (Call 12/15/28)	120	138,860
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	140	164,209
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	125	139,241
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	32	34,548
Micron Technology Inc.
2.50%, 04/24/23	42	43,749
4.19%, 02/15/27 (Call 12/15/26)	228	259,856
4.64%, 02/06/24 (Call 01/06/24)	73	80,667
4.66%, 02/15/30 (Call 11/15/29)	165	193,235
4.98%, 02/06/26 (Call 12/06/25)	258	299,099
5.33%, 02/06/29 (Call 11/06/28)	125	150,818
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	419	450,538
3.20%, 09/16/26 (Call 06/16/26)	165	181,911
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	284	316,779
5.35%, 03/01/26 (Call 01/01/26)(c)	85	99,943
5.55%, 12/01/28 (Call 09/01/28)(c)	23	28,092
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(c)	45	47,561
3.40%, 05/01/30 (Call 02/01/30)(c)	60	65,254
3.88%, 06/18/26 (Call 04/18/26)(c)	100	111,138
4.30%, 06/18/29 (Call 03/18/29)(c)	315	361,264
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	428	417,514
2.15%, 05/20/30 (Call 02/20/30)	410	416,154
3.25%, 05/20/27 (Call 02/20/27)	348	385,601
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	270	276,588
2.25%, 09/04/29 (Call 06/04/29)	20	20,609
2.63%, 05/15/24 (Call 03/15/24)	55	58,534
2.90%, 11/03/27 (Call 08/03/27)	116	127,142
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	187	190,013
2.95%, 06/01/24 (Call 04/01/24)	220	234,773

		18,608,756

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	165	182,266

Software — 1.0%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	80	74,786
3.40%, 09/15/26 (Call 06/15/26)	377	419,661

Security	Par (000)	Value

Software (continued)
Adobe Inc.
1.70%, 02/01/23	$111	$114,001
1.90%, 02/01/25 (Call 01/01/25)	320	332,691
2.15%, 02/01/27 (Call 12/01/26)	150	157,493
2.30%, 02/01/30 (Call 11/01/29)	252	260,442
3.25%, 02/01/25 (Call 11/01/24)	320	348,125
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	98	103,666
3.50%, 06/15/27 (Call 03/15/27)	180	200,133
4.38%, 06/15/25 (Call 03/15/25)	125	140,675
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	220	242,222
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	60	67,784
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	45	47,514
4.50%, 12/01/27 (Call 09/01/27)	164	190,138
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	175	170,685
4.80%, 03/01/26 (Call 12/01/25)	250	291,072
Fidelity National Information Services Inc.
0.60%, 03/01/24	110	109,904
1.15%, 03/01/26 (Call 02/01/26)	315	313,570
1.65%, 03/01/28 (Call 01/01/28)	360	356,875
2.25%, 03/01/31 (Call 12/01/30)	665	660,558
3.00%, 08/15/26 (Call 05/15/26)	280	306,698
3.50%, 04/15/23 (Call 01/15/23)	220	232,346
3.75%, 05/21/29 (Call 02/21/29)	55	61,972
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	130	149,687
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	486	505,523
2.65%, 06/01/30 (Call 03/01/30)	402	415,982
2.75%, 07/01/24 (Call 06/01/24)	280	297,710
3.20%, 07/01/26 (Call 05/01/26)	350	381,283
3.50%, 07/01/29 (Call 04/01/29)	346	381,147
3.80%, 10/01/23 (Call 09/01/23)	53	57,323
3.85%, 06/01/25 (Call 03/01/25)	288	318,508
Intuit Inc.
0.65%, 07/15/23	480	483,331
0.95%, 07/15/25 (Call 06/15/25)	275	275,974
1.65%, 07/15/30 (Call 04/15/30)	250	244,988
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	553	574,960
2.13%, 11/15/22	155	160,031
2.40%, 08/08/26 (Call 05/08/26)	754	805,883
2.65%, 11/03/22 (Call 09/03/22)	270	279,787
2.70%, 02/12/25 (Call 11/12/24)	490	523,874
2.88%, 02/06/24 (Call 12/06/23)	580	620,235
3.13%, 11/03/25 (Call 08/03/25)	851	934,398
3.30%, 02/06/27 (Call 11/06/26)	693	773,180
3.63%, 12/15/23 (Call 09/15/23)	403	437,227
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	448	469,612
2.50%, 05/15/22 (Call 03/15/22)	534	546,335
2.50%, 10/15/22	547	566,807
2.50%, 04/01/25 (Call 03/01/25)	543	575,156
2.63%, 02/15/23 (Call 01/15/23)	439	458,386
2.65%, 07/15/26 (Call 04/15/26)	655	701,308
2.80%, 04/01/27 (Call 02/01/27)	401	431,187
2.95%, 11/15/24 (Call 09/15/24)	567	611,770
2.95%, 05/15/25 (Call 02/15/25)	523	563,151

64	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.95%, 04/01/30 (Call 01/01/30)	$585	$626,049
3.25%, 11/15/27 (Call 08/15/27)	428	472,850
3.40%, 07/08/24 (Call 04/08/24)	218	236,687
3.63%, 07/15/23	363	391,016
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	195	222,119
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	455	423,414
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	562	581,411
3.90%, 08/21/27 (Call 05/21/27)	229	254,055
4.50%, 05/15/25 (Call 04/15/25)	11	12,378
4.65%, 05/15/27 (Call 03/15/27)	38	43,559

		22,011,292

Telecommunications — 1.0%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	400	393,468
2.63%, 12/01/22 (Call 09/01/22)	126	130,187
2.95%, 07/15/26 (Call 04/15/26)	250	270,450
3.00%, 06/30/22 (Call 04/30/22)	538	554,603
3.80%, 02/15/27 (Call 11/15/26)	242	271,686
3.88%, 01/15/26 (Call 10/15/25)	275	308,349
3.90%, 03/11/24 (Call 12/11/23)	275	299,420
3.95%, 01/15/25 (Call 10/15/24)	245	270,999
4.05%, 12/15/23	150	164,875
4.10%, 02/15/28 (Call 11/15/27)	445	507,358
4.13%, 02/17/26 (Call 11/17/25)	674	762,307
4.25%, 03/01/27 (Call 12/01/26)	420	480,287
4.30%, 02/15/30 (Call 11/15/29)	636	728,462
4.35%, 03/01/29 (Call 12/01/28)	528	609,006
4.45%, 04/01/24 (Call 01/01/24)	265	293,101
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	215	237,293
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	177	185,335
2.50%, 09/20/26 (Call 06/20/26)	305	327,408
2.60%, 02/28/23	181	189,540
2.95%, 02/28/26	183	199,558
3.00%, 06/15/22	236	244,300
3.50%, 06/15/25	111	123,355
3.63%, 03/04/24	150	164,427
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	135	138,294
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	214	210,152
4.00%, 09/01/24	165	182,708
4.60%, 02/23/28 (Call 11/23/27)	130	151,648
4.60%, 05/23/29 (Call 02/23/29)	186	216,614
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	160	173,403
3.63%, 12/15/25 (Call 09/15/25)	190	210,666
4.10%, 10/01/23 (Call 07/01/23)	385	417,121
Telefonica Emisiones SA, 4.10%, 03/08/27	330	372,989
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	100	113,513
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)(c)	735	733,559
2.55%, 02/15/31 (Call 11/15/30)(c)	500	499,720
3.50%, 04/15/25 (Call 03/15/25)(c)	893	969,709
3.75%, 04/15/27 (Call 02/15/27)(c)	612	675,893
3.88%, 04/15/30 (Call 01/15/30)(c)	948	1,047,000
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	930	916,664
1.75%, 01/20/31 (Call 10/20/30)	885	843,281

Security	Par (000)	Value

Telecommunications (continued)
2.45%, 11/01/22 (Call 08/01/22)	$285	$293,442
2.63%, 08/15/26	556	593,419
2.95%, 03/15/22	400	411,144
3.00%, 03/22/27 (Call 01/22/27)	7	7,589
3.15%, 03/22/30 (Call 12/22/29)	785	842,250
3.38%, 02/15/25	795	868,355
3.50%, 11/01/24 (Call 08/01/24)	482	526,614
3.88%, 02/08/29 (Call 11/08/28)	10	11,359
4.02%, 12/03/29 (Call 09/03/29)	609	697,890
4.13%, 03/16/27	713	822,645
4.15%, 03/15/24 (Call 12/15/23)	149	163,223
5.15%, 09/15/23	614	685,156
Vodafone Group PLC
3.75%, 01/16/24	405	441,470
4.13%, 05/30/25	359	403,634
4.38%, 05/30/28	787	921,994

		23,278,892

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	80	84,370

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	50	51,701
3.00%, 11/19/24 (Call 10/19/24)	125	134,130
3.50%, 09/15/27 (Call 06/15/27)	50	54,341
3.55%, 11/19/26 (Call 09/19/26)	210	229,841
3.90%, 11/19/29 (Call 08/19/29)	180	198,124

		668,137

Transportation — 0.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	254	266,083
3.00%, 04/01/25 (Call 01/01/25)	235	253,567
3.05%, 03/15/22 (Call 12/15/21)	145	148,138
3.05%, 09/01/22 (Call 06/01/22)	125	129,352
3.25%, 06/15/27 (Call 03/15/27)	371	408,490
3.40%, 09/01/24 (Call 06/01/24)	234	255,158
3.75%, 04/01/24 (Call 01/01/24)	170	184,941
3.85%, 09/01/23 (Call 06/01/23)	335	360,966
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	170	183,342
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	65	65,320
2.90%, 02/01/25 (Call 11/01/24)	265	283,150
4.00%, 06/01/28 (Call 03/01/28)	107	122,323
4.45%, 03/15/23 (Call 12/15/22)	15	16,058
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	125	143,409
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	250	276,085
3.35%, 11/01/25 (Call 08/01/25)	260	286,299
3.40%, 08/01/24 (Call 05/01/24)	100	108,790
3.80%, 03/01/28 (Call 12/01/27)	455	513,622
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	250	268,832
3.20%, 02/01/25	32	34,575
3.25%, 04/01/26 (Call 01/01/26)	210	229,253
3.30%, 03/15/27 (Call 12/15/26)	190	208,601
3.40%, 02/15/28 (Call 11/15/27)	153	168,782
3.80%, 05/15/25 (Call 04/15/25)	471	521,515
4.00%, 01/15/24	333	365,035

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.20%, 10/17/28 (Call 07/17/28)	$15	$17,436
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	105	108,788
3.88%, 03/01/26 (Call 01/01/26)	115	129,459
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	110	114,813
3.00%, 05/15/23 (Call 02/15/23)	125	130,370
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	66	72,152
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	49	51,279
2.90%, 02/15/23 (Call 11/15/22)	219	228,351
2.90%, 06/15/26 (Call 03/15/26)	94	101,924
3.00%, 04/01/22 (Call 01/01/22)	180	184,057
3.15%, 06/01/27 (Call 03/01/27)	70	76,679
3.65%, 08/01/25 (Call 06/01/25)	89	98,236
3.80%, 08/01/28 (Call 05/01/28)	120	136,482
3.85%, 01/15/24 (Call 10/15/23)	175	189,661
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	110	113,160
2.50%, 09/01/24 (Call 08/01/24)	160	169,234
2.88%, 06/01/22 (Call 05/01/22)	60	61,710
2.90%, 12/01/26 (Call 10/01/26)	107	115,704
3.40%, 03/01/23 (Call 02/01/23)	15	15,824
3.65%, 03/18/24 (Call 02/18/24)	10	10,879
3.75%, 06/09/23 (Call 05/09/23)	151	161,759
3.88%, 12/01/23 (Call 11/01/23)	147	159,601
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	300	314,034
2.40%, 02/05/30 (Call 11/05/29)	150	154,936
2.75%, 03/01/26 (Call 12/01/25)	195	209,245
3.00%, 04/15/27 (Call 01/15/27)	215	233,959
3.15%, 03/01/24 (Call 02/01/24)	50	53,780
3.25%, 01/15/25 (Call 10/15/24)	173	187,060
3.50%, 06/08/23 (Call 05/08/23)	157	167,500
3.70%, 03/01/29 (Call 12/01/28)	196	221,255
3.75%, 07/15/25 (Call 05/15/25)	79	87,824
3.95%, 09/10/28 (Call 06/10/28)	327	374,876
4.16%, 07/15/22 (Call 04/15/22)	378	394,095
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	12	12,656
2.35%, 05/16/22 (Call 04/16/22)	140	143,305
2.40%, 11/15/26 (Call 08/15/26)	176	188,204
2.45%, 10/01/22	600	620,700
2.50%, 09/01/29 (Call 06/01/29)	17	17,855
3.05%, 11/15/27 (Call 08/15/27)	510	565,131
3.40%, 03/15/29 (Call 12/15/28)	11	12,260
3.90%, 04/01/25 (Call 03/01/25)	425	473,807
4.45%, 04/01/30 (Call 01/01/30)	43	51,784

		12,733,510

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	110	120,233
3.50%, 03/15/28 (Call 12/15/27)	55	60,371
3.85%, 03/30/27 (Call 12/30/26)	110	123,072
4.35%, 02/15/24 (Call 01/15/24)	155	170,221
4.55%, 11/07/28 (Call 08/07/28)	55	64,499
4.70%, 04/01/29 (Call 01/01/29)	183	215,988

		754,384

Security	Par (000)	Value

Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	$75	$79,658
2.95%, 09/01/27 (Call 06/01/27)	227	246,617
3.40%, 03/01/25 (Call 12/01/24)	210	228,495
3.45%, 06/01/29 (Call 03/01/29)	135	150,664
3.75%, 09/01/28 (Call 06/01/28)	120	136,058
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	4	4,167
3.57%, 05/01/29 (Call 02/01/29)	125	138,191

		983,850

Total Corporate Bonds & Notes — 34.6% (Cost: $766,739,609)		802,224,213

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond 1.63%, 01/22/25	975	1,016,311
2.00%, 11/15/22	240	247,454
Export Development Canada 1.38%, 02/24/23	550	562,853
2.00%, 05/17/22	150	153,287
2.50%, 01/24/23	25	26,088
2.63%, 02/21/24	500	533,270
2.75%, 03/15/23	400	420,504
Hydro-Quebec
Series HH, 8.50%, 12/01/29	125	189,923
Series IO, 8.05%, 07/07/24	41	50,860
Province of Alberta Canada
1.00%, 05/20/25	1,000	1,010,510
1.30%, 07/22/30	75	71,734
2.20%, 07/26/22	314	322,503
3.35%, 11/01/23	250	269,280
Province of British Columbia Canada
1.30%, 01/29/31	50	48,533
2.00%, 10/23/22	225	231,601
2.25%, 06/02/26	325	347,087
Province of Manitoba Canada
2.10%, 09/06/22	175	179,678
2.13%, 05/04/22	175	178,840
2.13%, 06/22/26	125	131,941
3.05%, 05/14/24	193	208,179
Province of New Brunswick Canada
2.50%, 12/12/22	100	103,517
3.63%, 02/24/28	150	171,413
Province of Ontario Canada
1.75%, 01/24/23	505	519,004
2.20%, 10/03/22	230	237,077
2.25%, 05/18/22	735	752,765
2.30%, 06/15/26	7	7,469
2.45%, 06/29/22	42	43,212
2.50%, 04/27/26	375	403,909
3.05%, 01/29/24	258	277,466
3.20%, 05/16/24	518	562,636
Province of Quebec Canada
0.60%, 07/23/25	600	594,228
2.50%, 04/20/26	390	420,478
2.63%, 02/13/23	155	162,096
2.75%, 04/12/27	270	296,006

66	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Series NJ, 7.50%, 07/15/23	$100	$116,226
Series NN, 7.13%, 02/09/24	250	297,457
Series PD, 7.50%, 09/15/29	497	722,474
Series QO, 2.88%, 10/16/24	400	433,228
Series QW, 2.50%, 04/09/24(a)	250	265,702
Series QX, 1.50%, 02/11/25	484	499,914

		13,086,713

Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22	255	262,515
3.24%, 02/06/28 (Call 11/06/27)	435	477,960

		740,475

Colombia — 0.1%
Colombia Government International Bond 2.63%, 03/15/23 (Call 12/15/22)	305	312,695
3.00%, 01/30/30 (Call 10/30/29)	250	248,868
3.88%, 04/25/27 (Call 01/25/27)	535	577,452
4.00%, 02/26/24 (Call 11/26/23)	230	244,985
4.50%, 01/28/26 (Call 10/28/25)	330	365,287
4.50%, 03/15/29 (Call 12/15/28)	250	276,745
8.13%, 05/21/24	312	373,966

		2,399,998

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	800	854,928

Hungary — 0.1%
Hungary Government International Bond 5.38%, 02/21/23	499	546,415
5.38%, 03/25/24	439	499,490
5.75%, 11/22/23	158	179,478

		1,225,383

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	200	206,004
2.95%, 01/11/23	255	264,450
3.40%, 09/18/29	250	268,048
3.85%, 10/15/30	300	332,853
4.10%, 04/24/28	360	403,902
4.75%, 02/11/29	300	350,001

		1,825,258

Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	475	508,772
2.88%, 03/16/26	375	408,994
4.00%, 06/30/22	200	209,676
State of Israel, 2.50%, 01/15/30	300	315,663

		1,443,105

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	425	445,383
2.88%, 10/17/29	520	531,419
6.88%, 09/27/23	314	362,275

		1,339,077

Japan — 0.2%
Japan Bank for International Cooperation
1.75%, 01/23/23	400	410,924
1.88%, 07/21/26	500	521,585
2.13%, 02/10/25	400	422,060

Security	Par (000)	Value

Japan (continued)
2.25%, 11/04/26	$460	$489,472
2.38%, 11/16/22	400	414,132
2.50%, 06/01/22	500	513,835
2.50%, 05/23/24	500	531,585
2.75%, 01/21/26	250	271,080
2.88%, 06/01/27	510	561,433
2.88%, 07/21/27	320	351,389
3.25%, 07/20/28	275	310,558
3.38%, 10/31/23	500	538,655
Japan International Cooperation Agency, 2.13%, 10/20/26	280	296,335

		5,633,043

Mexico — 0.2%
Mexico Government International Bond 3.25%, 04/16/30 (Call 01/16/30)(a)	400	407,736
3.60%, 01/30/25	490	539,936
3.75%, 01/11/28	300	324,636
3.90%, 04/27/25 (Call 03/27/25)	390	432,736
4.00%, 10/02/23	586	636,689
4.13%, 01/21/26	300	336,084
4.15%, 03/28/27	550	615,109
4.50%, 04/22/29	650	730,476
8.00%, 09/24/22	65	72,418

		4,095,820

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	300	313,608
3.75%, 03/16/25 (Call 12/16/24)	250	272,210
3.88%, 03/17/28 (Call 12/17/27)	260	285,732
4.00%, 09/22/24 (Call 06/22/24)	260	283,561
7.13%, 01/29/26	380	473,446
8.88%, 09/30/27	298	414,694

		2,043,251

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	500	513,315
4.13%, 08/25/27	435	493,612
7.35%, 07/21/25	350	439,649

		1,446,576

Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	500	511,350
3.00%, 02/01/28	660	709,764
3.75%, 01/14/29	235	264,330
4.20%, 01/21/24	335	369,029
5.50%, 03/30/26	487	596,093
9.50%, 02/02/30	248	395,639
10.63%, 03/16/25	370	514,293

		3,360,498

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	430	452,687
3.25%, 04/06/26	462	517,796
4.00%, 01/22/24	330	363,462
5.00%, 03/23/22	724	760,772

		2,094,717

South Korea — 0.1%
Export-Import Bank of Korea
1.88%, 02/12/25	250	258,335

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
2.38%, 06/25/24	$200	$212,188
2.63%, 05/26/26	200	216,024
2.88%, 01/21/25	200	214,252
3.00%, 11/01/22	230	239,908
3.25%, 11/10/25	350	385,451
3.25%, 08/12/26	275	306,864
5.00%, 04/11/22	400	420,380
Korea International Bond 2.50%, 06/19/29	200	214,038
2.75%, 01/19/27	235	256,221
3.50%, 09/20/28	275	312,175
5.63%, 11/03/25	150	181,850

		3,217,686

Supranational — 2.0%
African Development Bank 0.75%, 04/03/23	71	71,786
2.13%, 11/16/22	355	366,616
3.00%, 09/20/23	530	566,093
Asian Development Bank 0.63%, 04/07/22	2,184	2,195,160
0.63%, 04/29/25	1,010	1,010,232
1.50%, 10/18/24	535	554,089
1.75%, 09/13/22	950	972,790
1.75%, 09/19/29	513	527,066
1.88%, 02/18/22	795	807,935
1.88%, 01/24/30	405	419,503
2.00%, 01/22/25	470	495,930
2.00%, 04/24/26	550	581,570
2.50%, 11/02/27	109	118,166
2.63%, 01/30/24	495	527,665
2.63%, 01/12/27	515	562,844
2.75%, 03/17/23	300	315,540
3.13%, 09/26/28	100	113,158
Corp. Andina de Fomento, 4.38%, 06/15/22	400	418,996
Council of Europe Development Bank, 2.63%, 02/13/23	330	345,470
European Bank for Reconstruction & Development
0.25%, 07/10/23	600	599,520
2.13%, 03/07/22	365	372,161
2.75%, 03/07/23	325	341,562
European Investment Bank 0.25%, 09/15/23	455	454,522
0.38%, 03/26/26	50	48,839
0.63%, 07/25/25	455	453,144
1.38%, 05/15/23	425	435,744
1.63%, 03/14/25	1,050	1,093,638
1.88%, 02/10/25	840	882,638
2.00%, 12/15/22	30	30,971
2.13%, 04/13/26	625	665,675
2.25%, 03/15/22	1,064	1,086,844
2.25%, 08/15/22	855	880,770
2.38%, 06/15/22	880	904,930
2.38%, 05/24/27	384	415,208
2.50%, 03/15/23	1,118	1,170,233
2.63%, 05/20/22	2,015	2,075,329
2.63%, 03/15/24	270	288,436
2.88%, 08/15/23	595	632,658
3.13%, 12/14/23	570	614,357
3.25%, 01/29/24	555	601,548
Inter-American Development Bank 0.63%, 07/15/25	1,000	995,350

Security	Par (000)	Value

Supranational (continued)
0.88%, 04/03/25	$1,020	$1,031,903
1.75%, 04/14/22	480	488,534
1.75%, 09/14/22	585	599,098
1.75%, 03/14/25	680	711,144
2.00%, 06/02/26	265	280,060
2.00%, 07/23/26	694	733,558
2.13%, 01/15/25	400	424,024
2.25%, 06/18/29	518	552,002
2.38%, 07/07/27	466	500,540
2.50%, 01/18/23	780	813,758
2.63%, 01/16/24	460	489,863
3.00%, 02/21/24	645	695,181
3.13%, 09/18/28	5	5,656
International Bank for Reconstruction & Development 0.63%, 04/22/25	1,415	1,415,863
0.75%, 08/26/30	1,000	934,390
0.88%, 05/14/30	500	474,875
1.50%, 08/28/24	145	150,242
1.63%, 01/15/25	1,008	1,049,399
1.75%, 04/19/23	50	51,639
1.75%, 10/23/29	54	55,542
1.88%, 10/07/22	700	718,935
1.88%, 10/27/26	335	352,152
2.13%, 02/13/23(a)	200	207,458
2.13%, 03/03/25	451	478,705
2.50%, 03/19/24	1,070	1,139,058
2.50%, 11/25/24	1,695	1,819,108
2.50%, 07/29/25	483	520,099
3.00%, 09/27/23	1,735	1,854,611
3.13%, 11/20/25	25	27,712
7.63%, 01/19/23	900	1,025,019
International Finance Corp. 0.75%, 08/27/30	260	243,126
1.38%, 10/16/24	520	536,427
2.00%, 10/24/22	237	244,072
2.13%, 04/07/26	294	312,972
2.88%, 07/31/23	95	100,863
Nordic Investment Bank, 2.25%, 05/21/24	250	264,675

		47,316,949

Sweden — 0.1%
Svensk Exportkredit AB 0.63%, 05/14/25	400	399,056
1.75%, 12/12/23	500	518,825
2.88%, 03/14/23	600	631,218

		1,549,099

Uruguay — 0.0%
Uruguay Government International Bond 4.38%, 10/27/27	330	376,335
4.50%, 08/14/24(a)	205	223,385
8.00%, 11/18/22	97	104,955

		704,675

Total Foreign Government Obligations — 4.1% (Cost: $91,513,021)		94,377,251

68	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 0.1%
State of California GO 2.50%, 10/01/29	$250	$266,680
3.38%, 04/01/25	200	221,080
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	271,977
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	242,604
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	194,415
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	245,833

		1,442,589

Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	290	292,625
2.15%, 07/01/30	200	203,232

		495,857

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(a)	255	264,373

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	200	259,648
Series B, 0.00%, 02/15/23 (AGM)(f)	600	593,826

		853,474

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	238,296
Series B, 5.68%, 06/30/28 (NPFGC)	255	311,398

		549,694

Texas — 0.0%
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	110	138,901

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	271,228

Total Municipal Debt Obligations — 0.2% (Cost: $3,847,295)		4,016,116

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal National Mortgage Association, 6.25%, 05/15/29	1,060	1,461,093

U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Banks Funding Corp.
0.30%, 09/01/23 (Call 09/01/21)	25	24,957
2.85%, 09/20/21	2,555	2,593,657
Federal Home Loan Banks
1.13%, 07/14/21	525	527,048
2.13%, 06/09/23	5,000	5,217,450
2.75%, 12/13/24	300	325,563
3.00%, 12/09/22	2,095	2,200,441
3.00%, 03/10/28	75	83,912
3.13%, 06/13/25	3,730	4,113,742
3.25%, 06/09/28	300	342,765
3.25%, 11/16/28	167	191,277
Federal Home Loan Mortgage Corp.
0.20%, 12/15/22 (Call 12/15/21)	25	25,005
0.25%, 08/24/23	273	273,325
0.25%, 12/04/23	1,645	1,644,095

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.38%, 04/20/23	$50	$50,239
0.38%, 07/21/25	650	642,798
0.40%, 05/24/24 (Call 11/24/21)	25	24,954
1.50%, 02/12/25	4,213	4,379,371
2.38%, 01/13/22	1,250	1,274,650
2.75%, 06/19/23	2,000	2,117,740
Federal National Mortgage Association
0.25%, 07/10/23	4,050	4,051,053
0.50%, 06/17/25	2,112	2,101,694
0.88%, 08/05/30	1,765	1,668,172
1.25%, 05/06/21	550	551,095
1.38%, 10/07/21	3,850	3,879,684
1.63%, 10/15/24	25	26,102
1.75%, 07/02/24	380	397,685
1.88%, 04/05/22	750	764,220
1.88%, 09/24/26	1,206	1,270,774
2.00%, 01/05/22	1,100	1,117,787
2.00%, 10/05/22	400	411,860
2.38%, 01/19/23	670	698,200
2.63%, 01/11/22	355	362,686
2.63%, 09/06/24	1,545	1,666,205

		45,020,206

U.S. Government Obligations — 58.5%
U.S. Treasury Note/Bond
0.13%, 04/30/22	6,000	6,001,406
0.13%, 05/31/22	5,000	5,001,758
0.13%, 07/31/22	3,000	3,000,703
0.13%, 09/30/22	26,000	26,004,062
0.13%, 12/31/22	68,700	68,694,633
0.13%, 09/15/23	3,500	3,492,617
0.13%, 10/15/23	500	498,789
0.25%, 04/15/23	2,000	2,003,750
0.25%, 06/15/23	6,300	6,310,336
0.25%, 05/31/25	4,000	3,946,563
0.25%, 06/30/25	4,000	3,942,500
0.25%, 07/31/25	4,000	3,938,438
0.25%, 08/31/25	15,050	14,801,910
0.25%, 09/30/25	10,250	10,069,023
0.25%, 10/31/25	13,250	13,004,668
0.38%, 03/31/22	5,500	5,515,898
0.38%, 04/30/25	4,000	3,971,250
0.38%, 11/30/25	25,000	24,654,297
0.38%, 12/31/25	14,300	14,086,617
0.38%, 01/31/26(a)	5,700	5,609,156
0.38%, 07/31/27	7,000	6,722,734
0.38%, 09/30/27	9,200	8,806,125
0.50%, 03/31/25	2,500	2,497,266
0.50%, 04/30/27	2,000	1,944,219
0.50%, 05/31/27	8,900	8,638,562
0.50%, 06/30/27	7,000	6,785,625
0.50%, 08/31/27	17,000	16,428,906
0.50%, 10/31/27	3,100	2,988,109
0.63%, 03/31/27	850	833,664
0.63%, 11/30/27	23,500	22,809,687
0.63%, 12/31/27	9,200	8,921,125
0.63%, 05/15/30	12,700	11,908,234
0.63%, 08/15/30	23,450	21,914,758
0.75%, 01/31/28(a)	1,000	976,875
0.88%, 11/15/30(a)	35,300	33,694,953
1.13%, 02/28/25	4,000	4,097,500

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 02/28/27	$8,800	$8,901,063
1.13%, 02/29/28	7,000	7,008,606
1.13%, 02/15/31	13,000	12,685,156
1.25%, 07/31/23	4,500	4,615,313
1.38%, 06/30/23	16,600	17,057,797
1.38%, 08/31/23	20,200	20,793,375
1.38%, 09/30/23	5,600	5,768,438
1.50%, 01/15/23	4,700	4,819,520
1.50%, 02/28/23	6,100	6,264,891
1.50%, 03/31/23	2,000	2,056,094
1.50%, 10/31/24	15,000	15,581,250
1.50%, 11/30/24	7,000	7,272,344
1.50%, 08/15/26	10,000	10,364,062
1.50%, 02/15/30(a)	3,200	3,252,000
1.63%, 08/15/22	7,050	7,204,219
1.63%, 08/31/22	1,900	1,942,602
1.63%, 11/15/22	9,019	9,249,407
1.63%, 04/30/23	1,250	1,289,355
1.63%, 05/31/23	1,000	1,032,422
1.63%, 02/15/26	9,700	10,134,984
1.63%, 05/15/26	11,000	11,485,547
1.63%, 11/30/26	6,000	6,250,781
1.63%, 08/15/29(a)	5,000	5,147,656
1.75%, 02/28/22	194	197,190
1.75%, 03/31/22	4,200	4,274,648
1.75%, 05/15/22	13,600	13,867,219
1.75%, 05/31/22	10,800	11,021,484
1.75%, 06/30/22	6,000	6,130,781
1.75%, 09/30/22	16,900	17,331,742
1.75%, 01/31/23	7,400	7,628,359
1.75%, 05/15/23	4,145	4,288,456
1.75%, 12/31/24	10,000	10,485,937
1.75%, 11/15/29(a)	2,500	2,598,047
1.88%, 03/31/22	30,200	30,778,047
1.88%, 04/30/22	4,000	4,082,188
1.88%, 05/31/22	8,100	8,278,770
1.88%, 07/31/22	11,700	11,990,215
1.88%, 08/31/22	5,000	5,130,469
1.88%, 09/30/22	8,100	8,323,383
1.88%, 10/31/22	7,300	7,512,156
1.88%, 08/31/24	4,500	4,731,680
2.00%, 07/31/22	7,000	7,185,937
2.00%, 11/30/22	23,900	24,679,551
2.00%, 02/15/23	11,845	12,275,307
2.00%, 04/30/24	10,550	11,108,820
2.00%, 05/31/24	6,000	6,322,500
2.00%, 06/30/24	12,000	12,655,313
2.00%, 02/15/25	17,000	18,005,391
2.00%, 08/15/25	18,700	19,854,141
2.00%, 11/15/26	14,400	15,305,625
2.13%, 05/15/22	12,350	12,650,549
2.13%, 06/30/22	8,000	8,213,750
2.13%, 12/31/22	9,400	9,742,219
2.13%, 11/30/23	500	525,938
2.13%, 02/29/24	24,800	26,162,063
2.13%, 03/31/24	26,000	27,452,344
2.13%, 07/31/24	7,750	8,210,762
2.13%, 09/30/24	3,000	3,183,516
2.13%, 11/30/24	6,000	6,374,063
2.13%, 05/15/25	14,800	15,775,875

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 12/31/23	$8,000	$8,451,875
2.25%, 01/31/24	6,300	6,663,234
2.25%, 04/30/24	13,500	14,320,547
2.25%, 10/31/24	17,000	18,132,891
2.25%, 11/15/24	14,000	14,934,062
2.25%, 11/15/25	12,000	12,889,688
2.25%, 02/15/27	7,900	8,511,633
2.25%, 08/15/27	15,000	16,166,016
2.25%, 11/15/27	19,300	20,792,734
2.38%, 03/15/22	3,000	3,070,781
2.38%, 01/31/23	4,000	4,171,406
2.38%, 08/15/24	11,200	11,970,000
2.38%, 05/15/27	4,000	4,342,188
2.38%, 05/15/29	6,000	6,533,437
2.50%, 02/15/22	3,700	3,785,273
2.50%, 03/31/23	2,300	2,412,844
2.50%, 08/15/23	2,040	2,155,228
2.50%, 05/15/24	21,025	22,498,393
2.63%, 06/30/23	4,750	5,022,012
2.63%, 01/31/26	5,300	5,794,805
2.63%, 02/15/29	7,922	8,773,615
2.75%, 04/30/23	2,300	2,428,117
2.75%, 07/31/23	10,400	11,041,063
2.75%, 11/15/23	7,150	7,635,418
2.75%, 06/30/25	15,000	16,395,703
2.75%, 08/31/25	250	273,691
2.75%, 02/15/28	19,990	22,213,887
2.88%, 09/30/23	8,000	8,549,375
2.88%, 10/31/23	6,000	6,422,813
2.88%, 04/30/25	15,350	16,829,836
2.88%, 05/31/25	1,900	2,085,250
2.88%, 07/31/25	2,000	2,199,219
2.88%, 11/30/25	7,500	8,275,781
2.88%, 08/15/28	25,150	28,242,664
3.00%, 09/30/25	2,200	2,435,469
3.00%, 10/31/25	2,000	2,216,406
5.25%, 11/15/28	10,750	13,985,078
5.25%, 02/15/29	3,650	4,772,375
5.50%, 08/15/28	8,500	11,149,609
6.00%, 02/15/26	500	628,477
6.50%, 11/15/26	4,000	5,251,563
6.75%, 08/15/26	1,000	1,316,250
6.88%, 08/15/25	2,000	2,545,000
7.50%, 11/15/24	3,750	4,727,930
7.63%, 11/15/22	1,000	1,127,305

		1,353,168,974

Total U.S. Government & Agency Obligations — 60.5% (Cost: $1,366,923,037)		1,399,650,273

70	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)(i)	68,627	$68,626,943

Total Short-Term Investments — 3.0% (Cost: $68,626,943)		68,626,943

Total Investments in Securities — 102.4% (Cost: $2,297,649,905)		2,368,894,796

Other Assets, Less Liabilities — (2.4)%		(54,495,464)

Net Assets — 100.0%		$2,314,399,332

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$17,018,387	$51,608,556	(a)	$—	$—	$—	$68,626,943	68,627	$69,981	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$802,224,213	$—	$802,224,213
Foreign Government Obligations	—	94,377,251	—	94,377,251
Municipal Debt Obligations	—	4,016,116	—	4,016,116
U.S. Government & Agency Obligations	—	1,399,650,273	—	1,399,650,273
Money Market Funds	68,626,943	—	—	68,626,943

	$68,626,943	$2,300,267,853	$—	$2,368,894,796

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 104.2%
Federal Home Loan Mortgage Corp.
1.50%, 11/01/35	$1,474	$1,493,334
1.50%, 03/16/36(a)	231,400	223,433,721
2.00%, 03/01/28	90	92,677
2.00%, 05/01/28	18	18,643
2.00%, 08/01/28	266	275,412
2.00%, 09/01/28	163	168,508
2.00%, 12/01/28	45	47,005
2.00%, 01/01/30	207	214,101
2.00%, 08/01/35	21,499	22,352,009
2.00%, 09/01/35	1,338	1,392,200
2.00%, 10/01/35	41,146	42,811,290
2.00%, 11/01/35	5,985	6,227,216
2.00%, 12/01/35	24,415	25,319,356
2.00%, 02/01/36	107,738	112,283,501
2.00%, 09/01/50	3,705	3,763,062
2.00%, 10/01/50	24,823	25,205,873
2.00%, 11/01/50	2,708	2,751,446
2.00%, 12/01/50	24,824	25,198,699
2.00%, 01/01/51	23,982	24,432,367
2.00%, 02/01/51	127,074	128,505,816
2.00%, 03/01/51	71,363	72,454,076
2.15%, 11/01/40, (12 mo. LIBOR US + 1.775%)(b)	11	11,114
2.32%, 01/01/42, (12 mo. LIBOR US + 1.900%)(b)	340	355,995
2.37%, 06/01/43, (12 mo. LIBOR US + 1.495%)(b)	39	39,906
2.38%, 12/01/33, (12 mo. LIBOR US + 2.250%)(b)	54	56,439
2.38%, 08/01/43, (12 mo. LIBOR US + 1.600%)(b)	85	88,474
2.40%, 11/01/40, (12 mo. LIBOR US + 1.900%)(b)	384	399,001
2.41%, 09/01/41, (12 mo. LIBOR US + 1.880%)(b)	626	653,739
2.42%, 11/01/40, (12 mo. LIBOR US + 1.910%)(b)	263	275,321
2.44%, 05/01/43, (12 mo. LIBOR US + 1.650%)(b)	344	357,656
2.50%, 12/01/25	556	581,594
2.50%, 03/01/27	50	52,682
2.50%, 06/01/27	53	55,573
2.50%, 07/01/27	448	468,573
2.50%, 08/01/27	907	949,633
2.50%, 09/01/27	1,096	1,148,114
2.50%, 11/01/27	459	480,265
2.50%, 12/01/27	7	7,778
2.50%, 01/01/28	14	15,226
2.50%, 02/01/28	6,821	7,154,429
2.50%, 03/01/28	1,026	1,076,747
2.50%, 04/01/28	700	734,349
2.50%, 05/01/28	145	151,568
2.50%, 06/01/28	212	222,068
2.50%, 07/01/28	680	720,242
2.50%, 09/01/28	130	136,314
2.50%, 07/01/29	2,914	3,055,644
2.50%, 08/01/29	361	379,999
2.50%, 10/01/29	265	279,120
2.50%, 12/01/29	1,907	1,997,349
2.50%, 01/01/30	11,746	12,301,094
2.50%, 02/01/30	1,436	1,510,074
2.50%, 03/01/30	5,704	5,986,773
2.50%, 04/01/30	7,237	7,591,469
2.50%, 05/01/30	7,269	7,643,378
2.50%, 06/01/30	18,543	19,438,740
2.50%, 07/01/30	1,345	1,419,192

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 08/01/30	$928	$973,362
2.50%, 09/01/30	617	648,184
2.50%, 10/01/30	13	13,651
2.50%, 12/01/30	18	18,760
2.50%, 01/01/31	61	63,965
2.50%, 04/01/31	8	8,471
2.50%, 06/01/31	1,226	1,296,221
2.50%, 08/01/31	1,880	1,988,422
2.50%, 09/01/31	1,581	1,671,455
2.50%, 10/01/31	8,397	8,825,979
2.50%, 11/01/31	8,201	8,655,616
2.50%, 12/01/31	21,726	22,802,022
2.50%, 01/01/32	26,051	27,793,064
2.50%, 02/01/32	17,140	18,065,850
2.50%, 07/01/32	2,434	2,586,328
2.50%, 08/01/32	2,524	2,643,391
2.50%, 09/01/32	12,284	12,971,316
2.50%, 10/01/32	2,217	2,338,657
2.50%, 11/01/32	22,878	23,964,655
2.50%, 12/01/32	1,195	1,251,733
2.50%, 01/01/33	11,083	11,737,162
2.50%, 02/01/33	1,669	1,773,884
2.50%, 04/01/33	2,111	2,209,247
2.50%, 08/01/33	549	569,696
2.50%, 06/01/34	1,005	1,049,194
2.50%, 04/01/35	10,952	11,456,141
2.50%, 05/01/35	8,642	9,040,048
2.50%, 06/01/35	6,859	7,178,318
2.50%, 07/01/35	6,712	7,153,620
2.50%, 08/01/35	8,419	8,938,677
2.50%, 09/01/35	22,112	23,524,524
2.50%, 10/01/35	6,448	6,859,258
2.50%, 11/01/35	6,266	6,620,084
2.50%, 12/01/35	2,372	2,506,950
2.50%, 01/01/43	98	102,329
2.50%, 02/01/43	1,119	1,171,215
2.50%, 03/01/43	137	142,909
2.50%, 04/01/43	511	534,353
2.50%, 06/01/43	451	471,843
2.50%, 07/01/43	1,806	1,889,045
2.50%, 08/01/43	226	236,407
2.50%, 04/01/45	153	159,230
2.50%, 07/01/45	31	32,232
2.50%, 01/01/46	170	176,204
2.50%, 11/01/46	108	112,511
2.50%, 12/01/46	1,329	1,379,779
2.50%, 01/01/47	1,386	1,439,289
2.50%, 02/01/47	27	28,431
2.50%, 03/01/47	2,832	2,940,749
2.50%, 04/01/50	1,086	1,153,153
2.50%, 05/01/50	2,829	2,992,810
2.50%, 06/01/50	7,079	7,351,451
2.50%, 07/01/50	24,559	25,754,598
2.50%, 08/01/50	7,345	7,755,167
2.50%, 09/01/50	43,736	45,708,128
2.50%, 10/01/50	42,223	43,925,709
2.50%, 11/01/50	37,909	39,464,641
2.50%, 12/01/50	60,482	62,708,113
2.50%, 01/01/51	47,950	50,044,601
2.57%, 08/01/41, (12 mo. LIBOR US + 1.763%)(b)	78	81,991

72	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.75%, 07/01/41, (12 mo. LIBOR US + 1.890%)(b)	$50		$53,283
2.79%, 11/01/41, (12 mo. LIBOR US + 1.891%)(b)	629		664,783
2.89%, 05/01/42, (12 mo. LIBOR US + 1.803%)(b)	641		671,952
2.99%, 12/01/38, (12 mo. LIBOR US + 1.762%)(b)	362		380,156
3.00%, 08/01/21	0	(c)	159
3.00%, 09/01/21	14		14,468
3.00%, 09/01/21	0	(c)	157
3.00%, 10/01/21	10		10,166
3.00%, 12/01/21	10		9,977
3.00%, 10/01/22	5		5,411
3.00%, 12/01/22	22		22,248
3.00%, 02/01/23	41		43,122
3.00%, 12/01/25	14		15,192
3.00%, 01/01/26	26		27,446
3.00%, 10/01/26	360		381,382
3.00%, 11/01/26	411		435,249
3.00%, 12/01/26	303		320,638
3.00%, 01/01/27	20		21,493
3.00%, 02/01/27	952		1,008,014
3.00%, 03/01/27	15		15,831
3.00%, 04/01/27	1,242		1,316,163
3.00%, 05/01/27	5,064		5,362,812
3.00%, 06/01/27	1,934		2,048,369
3.00%, 07/01/27	128		135,574
3.00%, 08/01/27	530		561,300
3.00%, 09/01/27	5,526		5,855,206
3.00%, 11/01/27	893		946,600
3.00%, 12/01/27	537		568,875
3.00%, 01/01/28	119		125,712
3.00%, 04/01/28	60		63,015
3.00%, 05/01/28	415		442,011
3.00%, 06/01/28	1,293		1,370,507
3.00%, 07/01/28	21		22,616
3.00%, 09/01/28	3,098		3,291,238
3.00%, 10/01/28	668		709,231
3.00%, 11/01/28	117		124,658
3.00%, 01/01/29	505		537,336
3.00%, 04/01/29	4,807		5,127,144
3.00%, 05/01/29	7,578		8,052,123
3.00%, 06/01/29	1,479		1,573,863
3.00%, 07/01/29	774		822,092
3.00%, 09/01/29	65		68,764
3.00%, 10/01/29	219		232,640
3.00%, 11/01/29	1,646		1,749,923
3.00%, 12/01/29	1,953		2,085,253
3.00%, 01/01/30	291		308,796
3.00%, 02/01/30	3,340		3,569,690
3.00%, 03/01/30	559		593,604
3.00%, 05/01/30	4,024		4,280,180
3.00%, 06/01/30	5,255		5,633,938
3.00%, 07/01/30	2,963		3,161,481
3.00%, 08/01/30	537		575,335
3.00%, 09/01/30	3,719		3,959,566
3.00%, 10/01/30	838		891,047
3.00%, 11/01/30	1,306		1,392,224
3.00%, 12/01/30	937		996,174
3.00%, 01/01/31	1,697		1,816,224
3.00%, 02/01/31	6,545		6,931,553
3.00%, 03/01/31	3,824		4,048,889
3.00%, 04/01/31	1,077		1,165,475

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/31	$9,887	$10,471,355
3.00%, 06/01/31	7,984	8,477,300
3.00%, 07/01/31	529	559,840
3.00%, 09/01/31	1,831	1,938,670
3.00%, 10/01/31	252	270,054
3.00%, 12/01/31	833	901,418
3.00%, 01/01/32	3,053	3,234,550
3.00%, 02/01/32	779	836,201
3.00%, 03/01/32	6,227	6,679,552
3.00%, 07/01/32	515	553,077
3.00%, 08/01/32	1,806	1,945,872
3.00%, 09/01/32	4,177	4,469,372
3.00%, 10/01/32	651	703,971
3.00%, 11/01/32	8,933	9,672,472
3.00%, 12/01/32	8,627	9,312,340
3.00%, 01/01/33	5,950	6,391,909
3.00%, 02/01/33	5,277	5,622,615
3.00%, 03/01/33	133	140,727
3.00%, 05/01/33	15,665	16,597,543
3.00%, 07/01/33	2,371	2,564,456
3.00%, 08/01/33	1,257	1,355,559
3.00%, 11/01/33	708	766,978
3.00%, 09/01/34	1,095	1,183,039
3.00%, 02/01/35	4,503	4,806,927
3.00%, 03/01/35	8,827	9,405,866
3.00%, 04/01/35	947	1,028,066
3.00%, 05/01/35	1,250	1,356,129
3.00%, 06/01/35	3,275	3,558,959
3.00%, 07/01/35	22,343	23,957,019
3.00%, 08/01/35	1,255	1,353,983
3.00%, 10/01/35	7,650	8,180,446
3.00%, 03/01/42	39	41,817
3.00%, 08/01/42	11	11,522
3.00%, 10/01/42	944	1,010,909
3.00%, 11/01/42	20,732	22,197,113
3.00%, 12/01/42	1,223	1,317,230
3.00%, 01/01/43	7,451	7,978,060
3.00%, 02/01/43	5,521	5,909,911
3.00%, 03/01/43	1,746	1,867,360
3.00%, 04/01/43	4,100	4,387,881
3.00%, 05/01/43	1,475	1,574,962
3.00%, 06/01/43	1,555	1,661,144
3.00%, 07/01/43	3,277	3,499,905
3.00%, 08/01/43	1,506	1,610,298
3.00%, 09/01/43	3,319	3,545,876
3.00%, 10/01/43	1,524	1,634,122
3.00%, 04/01/44	63	66,480
3.00%, 01/01/45	13	14,190
3.00%, 02/01/45	3,112	3,325,491
3.00%, 03/01/45	417	444,012
3.00%, 04/01/45	42,498	45,043,232
3.00%, 05/01/45	11,809	12,663,036
3.00%, 06/01/45	1,419	1,504,181
3.00%, 07/01/45	4,392	4,663,581
3.00%, 08/01/45	996	1,059,796
3.00%, 10/01/45	292	309,337
3.00%, 11/01/45	891	950,851
3.00%, 12/01/45	10,211	10,820,232
3.00%, 01/01/46	3,058	3,239,823
3.00%, 02/01/46	228	242,126

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/46	$35,720		$37,820,903
3.00%, 04/01/46	742		784,294
3.00%, 05/01/46	923		976,872
3.00%, 06/01/46	3,835		4,060,146
3.00%, 07/01/46	1,403		1,485,483
3.00%, 08/01/46	26,140		27,745,266
3.00%, 09/01/46	21,391		22,751,671
3.00%, 10/01/46	44,402		47,218,557
3.00%, 11/01/46	53,541		56,709,168
3.00%, 12/01/46	84,938		90,052,948
3.00%, 01/01/47	19,163		20,328,257
3.00%, 02/01/47	88,789		94,435,586
3.00%, 03/01/47	1,591		1,684,406
3.00%, 04/01/47	1,795		1,942,308
3.00%, 05/01/47	25,055		26,693,178
3.00%, 06/01/47	19,439		20,988,993
3.00%, 07/01/47	23,677		25,077,306
3.00%, 08/01/47	4,253		4,502,955
3.00%, 10/01/47	7,116		7,534,282
3.00%, 11/01/47	875		931,435
3.00%, 12/01/47	949		1,024,939
3.00%, 01/01/48	4,159		4,428,649
3.00%, 02/01/48	1,396		1,493,632
3.00%, 07/01/48	848		889,606
3.00%, 09/01/48	3,361		3,556,964
3.00%, 10/01/48	848		894,486
3.00%, 11/01/48	1,575		1,651,269
3.00%, 09/01/49	2,629		2,785,285
3.00%, 11/01/49	997		1,056,624
3.00%, 03/01/50	5,026		5,383,407
3.00%, 04/01/50	1,481		1,563,387
3.00%, 05/01/50	8,576		9,025,610
3.00%, 06/01/50	13,601		14,408,708
3.00%, 07/01/50	1,885		2,009,347
3.00%, 08/01/50	37,314		39,794,827
3.00%, 09/01/50	5,142		5,461,438
3.00%, 10/01/50	4,524		4,856,540
3.00%, 11/01/50	4,495		4,795,451
3.00%, 12/01/50	11,489		12,184,449
3.50%, 03/01/21	0	(c)	42
3.50%, 03/01/21	1		1,229
3.50%, 04/01/21	1		1,035
3.50%, 07/01/21	2		1,553
3.50%, 08/01/23	3		3,470
3.50%, 10/01/23	55		58,002
3.50%, 11/01/23	4		4,391
3.50%, 10/01/25	147		156,595
3.50%, 11/01/25	5,367		5,738,228
3.50%, 12/01/25	45		48,492
3.50%, 01/01/26	185		198,284
3.50%, 02/01/26	591		631,862
3.50%, 03/01/26	1,133		1,209,863
3.50%, 04/01/26	131		140,204
3.50%, 05/01/26	50		53,853
3.50%, 06/01/26	408		435,246
3.50%, 07/01/26	419		448,497
3.50%, 08/01/26	715		764,341
3.50%, 09/01/26	16		17,369
3.50%, 10/01/26	1,484		1,587,691
3.50%, 01/01/27	47		49,939

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/27	$4	$4,018
3.50%, 03/01/27	303	325,389
3.50%, 04/01/27	24	25,704
3.50%, 01/01/28	404	435,391
3.50%, 12/01/28	106	113,904
3.50%, 02/01/29	31	33,252
3.50%, 03/01/29	20	21,518
3.50%, 06/01/29	1,822	1,968,593
3.50%, 07/01/29	204	220,789
3.50%, 08/01/29	330	356,910
3.50%, 09/01/29	44	47,711
3.50%, 10/01/29	1,826	1,972,664
3.50%, 11/01/29	14	15,377
3.50%, 01/01/30	23	24,981
3.50%, 02/01/30	174	188,209
3.50%, 06/01/30	194	212,477
3.50%, 09/01/30	30	32,362
3.50%, 05/01/31	3,937	4,272,888
3.50%, 01/01/32	1,792	1,955,040
3.50%, 03/01/32	275	296,138
3.50%, 04/01/32	3,117	3,405,215
3.50%, 05/01/32	2,792	3,046,524
3.50%, 06/01/32	4,920	5,333,303
3.50%, 07/01/32	3,016	3,269,841
3.50%, 09/01/32	2,387	2,567,413
3.50%, 01/01/33	1,277	1,385,254
3.50%, 02/01/33	910	996,088
3.50%, 03/01/33	2,810	3,059,007
3.50%, 06/01/33	2,344	2,561,754
3.50%, 07/01/33	1,556	1,680,222
3.50%, 09/01/33	1,213	1,317,136
3.50%, 11/01/34	2,916	3,135,143
3.50%, 12/01/34	12,946	14,117,844
3.50%, 01/01/35	422	456,841
3.50%, 02/01/35	617	679,955
3.50%, 05/01/35	10,196	11,172,626
3.50%, 07/01/35	6,152	6,645,707
3.50%, 03/01/38	11,671	12,456,519
3.50%, 06/01/38	13,661	14,563,210
3.50%, 02/01/41	22	24,251
3.50%, 10/01/41	24	25,927
3.50%, 11/01/41	80	86,483
3.50%, 01/01/42	274	297,035
3.50%, 02/01/42	442	479,778
3.50%, 03/01/42	2,714	2,939,633
3.50%, 04/01/42	1,410	1,531,077
3.50%, 05/01/42	1,975	2,143,768
3.50%, 06/01/42	837	905,045
3.50%, 08/01/42	98	106,179
3.50%, 09/01/42	6,549	7,090,869
3.50%, 10/01/42	2,370	2,567,334
3.50%, 11/01/42	1,457	1,575,088
3.50%, 01/01/43	1,557	1,683,773
3.50%, 02/01/43	1,487	1,617,148
3.50%, 04/01/43	23	25,065
3.50%, 06/01/43	4,390	4,790,443
3.50%, 07/01/43	2,732	2,970,609
3.50%, 08/01/43	26	28,046
3.50%, 09/01/43	28	30,113
3.50%, 12/01/43	273	304,269

74	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/44	$381		$414,656
3.50%, 08/01/44	804		867,054
3.50%, 09/01/44	2,931		3,187,249
3.50%, 10/01/44	16,959		18,319,884
3.50%, 11/01/44	712		779,397
3.50%, 12/01/44	8,065		8,831,959
3.50%, 02/01/45	1,684		1,838,276
3.50%, 03/01/45	8,102		8,775,312
3.50%, 04/01/45	7		7,126
3.50%, 05/01/45	95		102,630
3.50%, 06/01/45	977		1,058,401
3.50%, 08/01/45	23,259		25,125,223
3.50%, 09/01/45	18		19,228
3.50%, 11/01/45	665		715,879
3.50%, 12/01/45	11,914		12,903,680
3.50%, 01/01/46	9,892		10,677,804
3.50%, 03/01/46	11,583		12,487,534
3.50%, 04/01/46	4,442		4,787,662
3.50%, 05/01/46	35,791		38,796,701
3.50%, 06/01/46	9,509		10,459,465
3.50%, 07/01/46	13,322		14,369,687
3.50%, 08/01/46	9,979		10,712,034
3.50%, 09/01/46	12,491		13,452,975
3.50%, 10/01/46	1,173		1,257,572
3.50%, 11/01/46	2,116		2,269,454
3.50%, 12/01/46	11,756		12,725,498
3.50%, 01/01/47	3,211		3,443,884
3.50%, 02/01/47	20,604		22,152,757
3.50%, 03/01/47	15,718		16,696,493
3.50%, 04/01/47	6,314		6,727,325
3.50%, 05/01/47	11,368		12,153,715
3.50%, 06/01/47	357		379,596
3.50%, 07/01/47	14,071		14,968,299
3.50%, 08/01/47	9,837		10,531,287
3.50%, 09/01/47	48,467		51,993,896
3.50%, 10/01/47	15,657		16,792,770
3.50%, 11/01/47	6,610		7,022,332
3.50%, 12/01/47	18,984		20,288,747
3.50%, 01/01/48	2,265		2,410,982
3.50%, 02/01/48	6,641		6,901,868
3.50%, 03/01/48	28,107		29,928,567
3.50%, 04/01/48	3,758		4,051,658
3.50%, 05/01/48	18,035		19,298,104
3.50%, 11/01/48	943		1,024,334
3.50%, 04/01/49	14,557		15,582,128
3.50%, 05/01/49	1,791		1,935,160
3.50%, 06/01/49	18,190		19,596,719
3.50%, 07/01/49	12,185		13,185,053
3.50%, 08/01/49	7,950		8,460,466
3.50%, 11/01/49	10,382		11,131,278
3.50%, 01/01/50	6,984		7,504,852
3.50%, 02/01/50	926		1,029,740
3.50%, 03/01/50	4,413		4,822,986
3.50%, 04/01/50	2,316		2,520,163
3.50%, 05/01/50	7,221		7,876,991
3.50%, 06/01/50	9,133		9,939,417
3.50%, 07/01/50	3,917		4,243,241
3.50%, 09/01/50	103,875		113,277,219
4.00%, 04/01/21	8		8,472
4.00%, 04/01/23	0	(c)	230

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/24	$8		$8,458
4.00%, 04/01/24	0	(c)	300
4.00%, 05/01/24	28		30,440
4.00%, 06/01/24	2		1,660
4.00%, 07/01/24	11		11,279
4.00%, 08/01/24	3		2,741
4.00%, 09/01/24	13		13,397
4.00%, 11/01/24	12		13,558
4.00%, 12/01/24	19		20,692
4.00%, 01/01/25	14		15,618
4.00%, 02/01/25	26		27,394
4.00%, 03/01/25	18		19,941
4.00%, 04/01/25	34		36,724
4.00%, 05/01/25	899		959,430
4.00%, 06/01/25	20		21,265
4.00%, 07/01/25	21		21,688
4.00%, 08/01/25	60		63,594
4.00%, 09/01/25	1		1,090
4.00%, 10/01/25	665		710,190
4.00%, 02/01/26	634		677,294
4.00%, 03/01/26	2		1,696
4.00%, 04/01/26	12		12,406
4.00%, 05/01/26	33		35,541
4.00%, 07/01/26	19		20,026
4.00%, 11/01/28	29		30,841
4.00%, 05/01/32	2,264		2,478,490
4.00%, 05/01/33	2,377		2,531,474
4.00%, 09/01/33	1		1,429
4.00%, 11/01/33	61		65,364
4.00%, 01/01/34	442		471,067
4.00%, 11/01/34	786		876,601
4.00%, 07/01/38	4,804		5,247,395
4.00%, 04/01/39	28		30,409
4.00%, 06/01/39	46		50,397
4.00%, 07/01/39	116		127,633
4.00%, 08/01/39	14		15,887
4.00%, 09/01/39	17		18,888
4.00%, 10/01/39	88		96,764
4.00%, 11/01/39	25		27,946
4.00%, 12/01/39	47		52,304
4.00%, 01/01/40	71		78,450
4.00%, 02/01/40	15		16,244
4.00%, 03/01/40	8		8,847
4.00%, 05/01/40	29		31,996
4.00%, 06/01/40	10		10,667
4.00%, 09/01/40	19		21,973
4.00%, 10/01/40	251		276,229
4.00%, 12/01/40	1,574		1,739,404
4.00%, 01/01/41	277		306,222
4.00%, 02/01/41	458		507,164
4.00%, 04/01/41	71		78,320
4.00%, 06/01/41	54		59,875
4.00%, 07/01/41	33		35,935
4.00%, 08/01/41	72		80,019
4.00%, 09/01/41	4,907		5,426,907
4.00%, 10/01/41	204		225,995
4.00%, 11/01/41	570		633,850
4.00%, 12/01/41	138		152,161
4.00%, 01/01/42	59		66,549
4.00%, 02/01/42	8,576		9,483,618

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/42	$85	$93,352
4.00%, 05/01/42	270	298,717
4.00%, 07/01/42	594	665,904
4.00%, 08/01/42	2,861	3,169,689
4.00%, 04/01/43	3,361	3,709,987
4.00%, 08/01/43	510	563,381
4.00%, 10/01/43	457	498,936
4.00%, 11/01/43	7	7,959
4.00%, 12/01/43	1,348	1,490,109
4.00%, 01/01/44	97	107,744
4.00%, 02/01/44	1,675	1,854,646
4.00%, 03/01/44	36	39,775
4.00%, 04/01/44	813	902,876
4.00%, 05/01/44	837	917,092
4.00%, 06/01/44	2,293	2,513,203
4.00%, 07/01/44	4,672	5,156,614
4.00%, 08/01/44	49	54,341
4.00%, 09/01/44	1,060	1,161,035
4.00%, 10/01/44	567	621,038
4.00%, 11/01/44	713	772,942
4.00%, 12/01/44	2,266	2,484,216
4.00%, 01/01/45	1,818	1,996,194
4.00%, 02/01/45	10,535	11,577,083
4.00%, 04/01/45	9,745	10,880,695
4.00%, 06/01/45	22	23,772
4.00%, 07/01/45	2,431	2,661,809
4.00%, 08/01/45	22	24,021
4.00%, 09/01/45	4,939	5,406,670
4.00%, 10/01/45	2,018	2,208,820
4.00%, 11/01/45	1,060	1,161,040
4.00%, 12/01/45	1,041	1,138,952
4.00%, 01/01/46	2,425	2,661,183
4.00%, 02/01/46	1,753	1,919,109
4.00%, 03/01/46	2,300	2,508,132
4.00%, 04/01/46	2,994	3,266,646
4.00%, 05/01/46	10,090	11,007,911
4.00%, 06/01/46	242	264,786
4.00%, 07/01/46	3,807	4,171,190
4.00%, 08/01/46	179	194,870
4.00%, 09/01/46	1,926	2,101,097
4.00%, 10/01/46	1,938	2,121,595
4.00%, 11/01/46	32,490	35,445,214
4.00%, 12/01/46	65	70,753
4.00%, 01/01/47	366	404,986
4.00%, 02/01/47	9,904	10,804,988
4.00%, 04/01/47	425	462,767
4.00%, 06/01/47	5,982	6,605,062
4.00%, 07/01/47	1,980	2,140,186
4.00%, 08/01/47	14,927	16,189,898
4.00%, 09/01/47	234	252,381
4.00%, 10/01/47	2,018	2,179,873
4.00%, 11/01/47	6,319	6,875,185
4.00%, 12/01/47	11,620	12,700,752
4.00%, 01/01/48	7,392	8,067,584
4.00%, 02/01/48	18,479	20,067,955
4.00%, 04/01/48	1,839	2,008,769
4.00%, 05/01/48	2,466	2,705,981
4.00%, 06/01/48	31,401	34,416,736
4.00%, 07/01/48	35,415	38,027,382
4.00%, 08/01/48	38,946	42,114,504

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/48	$30,223		$32,469,706
4.00%, 10/01/48	94,505		102,197,639
4.00%, 11/01/48	2,155		2,356,734
4.00%, 12/01/48	6,557		7,111,325
4.00%, 01/01/49	16,230		17,633,435
4.00%, 02/01/49	43,366		46,942,903
4.00%, 03/01/49	6,893		7,532,149
4.00%, 04/01/49	4,832		5,325,709
4.00%, 05/01/49	9,928		10,758,627
4.00%, 09/01/49	6,637		7,314,923
4.00%, 03/01/50	5,806		6,328,596
4.00%, 04/01/50	8,601		9,379,591
4.00%, 05/01/50	3,151		3,466,163
4.00%, 06/01/50	3,749		4,100,727
4.00%, 09/01/50	17,342		19,077,118
4.00%, 10/01/50	5,413		5,954,885
4.50%, 06/01/21	0	(c)	27
4.50%, 04/01/22	8		8,449
4.50%, 03/01/23	2		1,903
4.50%, 04/01/23	2		2,039
4.50%, 05/01/23	20		19,617
4.50%, 05/01/23	0	(c)	209
4.50%, 06/01/23	2		2,412
4.50%, 01/01/24	6		5,828
4.50%, 02/01/24	1		1,387
4.50%, 04/01/24	23		23,634
4.50%, 07/01/24	272		284,042
4.50%, 08/01/24	91		94,437
4.50%, 09/01/24	186		193,559
4.50%, 10/01/24	248		258,622
4.50%, 11/01/24	37		38,878
4.50%, 04/01/25	13		13,138
4.50%, 05/01/25	3		2,772
4.50%, 07/01/25	8		7,975
4.50%, 08/01/25	28		29,154
4.50%, 09/01/25	17		17,773
4.50%, 09/01/26	26		26,760
4.50%, 08/01/30	1,126		1,237,757
4.50%, 08/01/33	3		3,094
4.50%, 03/01/34	1		882
4.50%, 04/01/34	2		2,830
4.50%, 05/01/34	0	(c)	411
4.50%, 06/01/34	1		921
4.50%, 06/01/35	2		2,761
4.50%, 08/01/35	66		74,198
4.50%, 10/01/35	5		5,227
4.50%, 11/01/35	26		29,769
4.50%, 01/01/36	7		7,489
4.50%, 08/01/36	12		13,366
4.50%, 05/01/38	94		105,120
4.50%, 06/01/38	62		69,629
4.50%, 07/01/38	3		3,160
4.50%, 10/01/38	1		915
4.50%, 02/01/39	63		70,495
4.50%, 03/01/39	3,898		4,379,274
4.50%, 03/01/39	0	(c)	523
4.50%, 04/01/39	60		68,784
4.50%, 05/01/39	3,758		4,220,971
4.50%, 06/01/39	118		132,428
4.50%, 07/01/39	273		306,997

76	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/39	$105	$117,814
4.50%, 09/01/39	414	465,188
4.50%, 10/01/39	3,836	4,308,930
4.50%, 11/01/39	108	120,476
4.50%, 12/01/39	237	266,184
4.50%, 01/01/40	101	114,075
4.50%, 02/01/40	492	555,710
4.50%, 03/01/40	14	15,666
4.50%, 04/01/40	150	168,446
4.50%, 05/01/40	105	117,617
4.50%, 06/01/40	37	41,873
4.50%, 07/01/40	91	101,235
4.50%, 08/01/40	298	334,253
4.50%, 09/01/40	3,230	3,624,858
4.50%, 10/01/40	25	27,777
4.50%, 11/01/40	3	2,914
4.50%, 01/01/41	9	10,003
4.50%, 02/01/41	4,623	5,185,334
4.50%, 03/01/41	286	319,947
4.50%, 04/01/41	226	253,607
4.50%, 05/01/41	5,063	5,719,213
4.50%, 06/01/41	7,187	8,059,734
4.50%, 07/01/41	115	129,058
4.50%, 08/01/41	1,148	1,287,508
4.50%, 10/01/41	289	324,045
4.50%, 11/01/41	19	21,718
4.50%, 01/01/42	9	10,487
4.50%, 03/01/42	44	49,217
4.50%, 05/01/42	3,321	3,726,567
4.50%, 09/01/43	1,783	2,022,599
4.50%, 10/01/43	1,563	1,757,644
4.50%, 11/01/43	299	334,407
4.50%, 12/01/43	297	333,056
4.50%, 01/01/44	210	235,280
4.50%, 02/01/44	1,005	1,124,435
4.50%, 03/01/44	2,225	2,509,807
4.50%, 04/01/44	9	9,534
4.50%, 05/01/44	251	280,439
4.50%, 06/01/44	381	425,940
4.50%, 07/01/44	271	303,076
4.50%, 08/01/44	41	44,687
4.50%, 09/01/44	72	80,771
4.50%, 10/01/44	820	916,871
4.50%, 11/01/44	1,219	1,360,780
4.50%, 12/01/44	2,675	2,978,563
4.50%, 01/01/45	3,136	3,501,126
4.50%, 03/01/45	553	617,175
4.50%, 06/01/45	468	523,508
4.50%, 07/01/45	2,603	2,912,241
4.50%, 08/01/45	1,159	1,296,617
4.50%, 09/01/45	998	1,115,205
4.50%, 10/01/45	642	718,081
4.50%, 11/01/45	117	130,673
4.50%, 01/01/46	682	757,186
4.50%, 03/01/46	616	695,611
4.50%, 04/01/46	649	720,911
4.50%, 05/01/46	2,659	2,975,453
4.50%, 06/01/46	9,078	10,180,588
4.50%, 07/01/46	2,750	3,101,687
4.50%, 08/01/46	285	316,357

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 09/01/46	$5,073		$5,690,267
4.50%, 01/01/47	240		267,983
4.50%, 02/01/47	1,486		1,651,890
4.50%, 04/01/47	337		372,951
4.50%, 05/01/47	3,308		3,621,977
4.50%, 06/01/47	7,414		8,154,294
4.50%, 07/01/47	473		517,732
4.50%, 08/01/47	2,163		2,408,685
4.50%, 09/01/47	1,221		1,362,612
4.50%, 11/01/47	530		579,887
4.50%, 05/01/48	2,217		2,445,100
4.50%, 06/01/48	4,220		4,663,795
4.50%, 07/01/48	1,937		2,129,661
4.50%, 08/01/48	2,334		2,583,848
4.50%, 09/01/48	3,081		3,352,125
4.50%, 10/01/48	11,582		12,920,057
4.50%, 11/01/48	3,274		3,682,881
4.50%, 12/01/48	3,011		3,354,194
4.50%, 01/01/49	2,807		3,064,226
4.50%, 02/01/49	1,730		1,925,624
4.50%, 03/01/49	8,561		9,515,123
4.50%, 05/01/49	2,179		2,380,299
4.50%, 08/01/49	22,127		24,682,485
4.50%, 02/01/50	5,993		6,592,935
4.50%, 03/01/50	2,696		2,950,298
4.50%, 04/01/50	8,350		9,136,146
4.50%, 10/01/50	4,319		4,734,666
5.00%, 03/01/21	0	(c)	37
5.00%, 04/01/21	0	(c)	31
5.00%, 07/01/21	0	(c)	20
5.00%, 10/01/21	0	(c)	7
5.00%, 01/01/22	2		1,595
5.00%, 02/01/22	1		496
5.00%, 04/01/22	0	(c)	218
5.00%, 08/01/22	0	(c)	185
5.00%, 09/01/22	1		840
5.00%, 11/01/22	1		710
5.00%, 11/01/22	0	(c)	220
5.00%, 12/01/22	0	(c)	479
5.00%, 05/01/23	2		1,553
5.00%, 06/01/23	23		23,544
5.00%, 07/01/23	3		3,326
5.00%, 08/01/23	1		1,121
5.00%, 09/01/23	0	(c)	236
5.00%, 10/01/23	1		750
5.00%, 12/01/23	14		14,847
5.00%, 01/01/24	2		1,775
5.00%, 07/01/24	2		1,691
5.00%, 10/01/24	12		12,291
5.00%, 12/01/24	4		4,398
5.00%, 06/01/25	3		3,212
5.00%, 08/01/25	549		607,144
5.00%, 06/01/26	56		57,732
5.00%, 02/01/30	5		6,060
5.00%, 04/01/33	3		3,153
5.00%, 06/01/33	320		365,764
5.00%, 08/01/33	65		74,646
5.00%, 09/01/33	155		177,511
5.00%, 10/01/33	138		156,101
5.00%, 11/01/33	88		100,919

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 12/01/33	$842		$960,511
5.00%, 01/01/34	9		10,623
5.00%, 03/01/34	18		21,011
5.00%, 04/01/34	18		20,832
5.00%, 05/01/34	73		82,622
5.00%, 06/01/34	32		36,421
5.00%, 11/01/34	8		9,588
5.00%, 12/01/34	13		14,923
5.00%, 01/01/35	5		5,281
5.00%, 02/01/35	9		9,487
5.00%, 04/01/35	5		5,420
5.00%, 05/01/35	23		25,769
5.00%, 06/01/35	16		18,095
5.00%, 07/01/35	3,811		4,370,868
5.00%, 08/01/35	780		894,436
5.00%, 09/01/35	130		149,323
5.00%, 09/01/35	0	(c)	513
5.00%, 10/01/35	14		15,772
5.00%, 11/01/35	55		61,131
5.00%, 11/01/35	0	(c)	384
5.00%, 12/01/35	87		98,448
5.00%, 01/01/36	515		589,605
5.00%, 03/01/36	2		2,255
5.00%, 04/01/36	14		16,151
5.00%, 06/01/36	67		76,482
5.00%, 07/01/36	1		749
5.00%, 08/01/36	28		31,845
5.00%, 10/01/36	76		87,596
5.00%, 11/01/36	1,476		1,692,042
5.00%, 01/01/37	734		842,758
5.00%, 02/01/37	620		710,791
5.00%, 06/01/37	30		33,714
5.00%, 01/01/38	6		6,763
5.00%, 02/01/38	963		1,103,625
5.00%, 03/01/38	3,939		4,528,094
5.00%, 04/01/38	74		86,186
5.00%, 05/01/38	3		3,220
5.00%, 06/01/38	12		13,110
5.00%, 09/01/38	17		19,061
5.00%, 11/01/38	15		17,736
5.00%, 12/01/38	564		649,575
5.00%, 01/01/39	206		237,711
5.00%, 02/01/39	45		51,585
5.00%, 03/01/39	19		21,420
5.00%, 05/01/39	142		162,671
5.00%, 06/01/39	3		3,565
5.00%, 07/01/39	24		27,401
5.00%, 08/01/39	5,107		5,874,828
5.00%, 09/01/39	52		59,711
5.00%, 10/01/39	748		853,799
5.00%, 12/01/39	31		35,440
5.00%, 01/01/40	399		455,309
5.00%, 02/01/40	100		113,435
5.00%, 03/01/40	1,808		2,094,425
5.00%, 04/01/40	276		313,406
5.00%, 06/01/40	3		3,377
5.00%, 07/01/40	295		335,053
5.00%, 08/01/40	2,957		3,358,983
5.00%, 09/01/40	1,592		1,808,960
5.00%, 11/01/40	139		157,571

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 02/01/41	$386		$438,111
5.00%, 03/01/41	4		4,193
5.00%, 04/01/41	103		116,882
5.00%, 05/01/41	5		5,678
5.00%, 07/01/41	442		508,231
5.00%, 08/01/41	2,779		3,158,040
5.00%, 09/01/41	233		264,414
5.00%, 10/01/41	143		162,921
5.00%, 11/01/41	28		31,238
5.00%, 04/01/44	136		154,021
5.00%, 03/01/47	4,091		4,684,138
5.00%, 05/01/47	36		39,976
5.00%, 07/01/47	3,687		4,085,595
5.00%, 03/01/48	2,532		2,831,648
5.00%, 04/01/48	4,192		4,641,757
5.00%, 05/01/48	2,191		2,426,333
5.00%, 06/01/48	685		801,264
5.00%, 07/01/48	1,934		2,141,077
5.00%, 08/01/48	16,463		18,253,553
5.00%, 09/01/48	1,552		1,767,919
5.00%, 10/01/48	4,197		4,711,729
5.00%, 11/01/48	3,118		3,500,674
5.00%, 01/01/49	3,789		4,350,476
5.00%, 02/01/49	1,240		1,388,197
5.00%, 04/01/49	1,097		1,224,284
5.00%, 11/01/49	2,591		2,881,192
5.00%, 05/01/50	1,921		2,137,445
5.50%, 05/01/21	0	(c)	40
5.50%, 06/01/21	0	(c)	37
5.50%, 08/01/21	0	(c)	15
5.50%, 01/01/22	0	(c)	317
5.50%, 02/01/22	0	(c)	4
5.50%, 05/01/22	0	(c)	79
5.50%, 09/01/22	1		602
5.50%, 10/01/22	0	(c)	336
5.50%, 01/01/23	0	(c)	430
5.50%, 04/01/23	3		2,963
5.50%, 04/01/23	0	(c)	151
5.50%, 07/01/24	1		516
5.50%, 02/01/29	0	(c)	475
5.50%, 04/01/29	4		4,609
5.50%, 07/01/31	0	(c)	219
5.50%, 11/01/31	0	(c)	275
5.50%, 12/01/31	2		1,735
5.50%, 01/01/32	0	(c)	120
5.50%, 02/01/32	1		1,278
5.50%, 04/01/32	19		20,962
5.50%, 09/01/32	55		60,712
5.50%, 09/01/32	0	(c)	316
5.50%, 10/01/32	18		20,358
5.50%, 11/01/32	1		1,279
5.50%, 12/01/32	50		58,411
5.50%, 01/01/33	10		11,264
5.50%, 03/01/33	5		5,913
5.50%, 04/01/33	0	(c)	391
5.50%, 04/01/33	23		26,729
5.50%, 05/01/33	9		10,788
5.50%, 06/01/33	27		30,759
5.50%, 07/01/33	27		30,383
5.50%, 08/01/33	2		2,326

78	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 09/01/33	$3		$2,958
5.50%, 10/01/33	199		227,559
5.50%, 11/01/33	15		17,211
5.50%, 12/01/33	1		1,024
5.50%, 01/01/34	83		94,647
5.50%, 02/01/34	1,055		1,208,037
5.50%, 03/01/34	352		405,428
5.50%, 07/01/34	13		14,716
5.50%, 08/01/34	14		15,704
5.50%, 09/01/34	2		2,604
5.50%, 10/01/34	171		193,481
5.50%, 11/01/34	3		2,756
5.50%, 12/01/34	279		323,391
5.50%, 01/01/35	2,135		2,459,236
5.50%, 02/01/35	594		685,087
5.50%, 03/01/35	19		22,853
5.50%, 04/01/35	229		255,018
5.50%, 05/01/35	978		1,124,497
5.50%, 05/01/35	0	(c)	302
5.50%, 06/01/35	2,504		2,878,318
5.50%, 07/01/35	16		17,934
5.50%, 08/01/35	100		109,936
5.50%, 09/01/35	7		7,218
5.50%, 10/01/35	134		152,094
5.50%, 11/01/35	25		28,146
5.50%, 12/01/35	551		633,928
5.50%, 01/01/36	24		27,362
5.50%, 02/01/36	20		21,390
5.50%, 03/01/36	48		54,930
5.50%, 04/01/36	6		6,807
5.50%, 05/01/36	775		890,965
5.50%, 06/01/36	21		23,721
5.50%, 07/01/36	1,148		1,322,061
5.50%, 08/01/36	151		173,578
5.50%, 08/01/36	0	(c)	477
5.50%, 09/01/36	1		770
5.50%, 11/01/36	20		22,094
5.50%, 12/01/36	0	(c)	346
5.50%, 12/01/36	10		11,536
5.50%, 01/01/37	108		124,312
5.50%, 02/01/37	25		29,560
5.50%, 02/01/37	0	(c)	447
5.50%, 03/01/37	7		7,503
5.50%, 04/01/37	28		32,258
5.50%, 05/01/37	72		82,666
5.50%, 05/01/37	0	(c)	511
5.50%, 07/01/37	12		14,957
5.50%, 09/01/37	13		14,705
5.50%, 11/01/37	27		30,536
5.50%, 12/01/37	15		16,764
5.50%, 01/01/38	48		54,544
5.50%, 02/01/38	9		10,142
5.50%, 04/01/38	1,121		1,293,228
5.50%, 04/01/38	0	(c)	388
5.50%, 05/01/38	483		556,629
5.50%, 05/01/38	0	(c)	246
5.50%, 06/01/38	78		89,172
5.50%, 06/01/38	0	(c)	748
5.50%, 07/01/38	176		204,349
5.50%, 07/01/38	0	(c)	499

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 08/01/38	$44		$49,665
5.50%, 09/01/38	157		180,485
5.50%, 10/01/38	57		65,719
5.50%, 11/01/38	23		25,683
5.50%, 11/01/38	0	(c)	445
5.50%, 12/01/38	173		199,669
5.50%, 12/01/38	0	(c)	544
5.50%, 01/01/39	2,259		2,603,414
5.50%, 02/01/39	66		75,598
5.50%, 03/01/39	2		1,914
5.50%, 04/01/39	26		30,034
5.50%, 05/01/39	30		35,165
5.50%, 06/01/39	54		61,922
5.50%, 09/01/39	1,569		1,832,668
5.50%, 10/01/39	7		8,419
5.50%, 11/01/39	1,902		2,197,072
5.50%, 12/01/39	239		258,442
5.50%, 01/01/40	132		152,868
5.50%, 02/01/40	42		48,410
5.50%, 03/01/40	10		11,118
5.50%, 05/01/40	17		19,443
5.50%, 06/01/40	41		47,261
5.50%, 03/01/41	10		11,520
5.50%, 06/01/41	5,814		6,680,456
6.00%, 07/01/21	0	(c)	33
6.00%, 01/01/22	0	(c)	32
6.00%, 09/01/22	0	(c)	228
6.00%, 11/01/22	0	(c)	352
6.00%, 12/01/22	27		27,405
6.00%, 10/01/25	0	(c)	257
6.00%, 11/01/25	0	(c)	173
6.00%, 02/01/26	1		808
6.00%, 08/01/26	2		1,625
6.00%, 02/01/28	0	(c)	107
6.00%, 04/01/28	2		2,078
6.00%, 06/01/28	0	(c)	604
6.00%, 06/01/28	3		2,790
6.00%, 07/01/28	3		3,627
6.00%, 11/01/28	1		1,121
6.00%, 12/01/28	0	(c)	511
6.00%, 01/01/29	6		6,979
6.00%, 02/01/29	0	(c)	503
6.00%, 03/01/29	6		6,387
6.00%, 03/01/29	0	(c)	668
6.00%, 05/01/29	7		7,485
6.00%, 06/01/29	0	(c)	504
6.00%, 07/01/29	2		1,881
6.00%, 09/01/29	1		721
6.00%, 12/01/30	7		7,455
6.00%, 03/01/31	1		1,291
6.00%, 04/01/31	0	(c)	512
6.00%, 06/01/31	1		1,374
6.00%, 06/01/31	0	(c)	246
6.00%, 08/01/31	0	(c)	287
6.00%, 10/01/31	0	(c)	404
6.00%, 11/01/31	1		953
6.00%, 12/01/31	2		2,236
6.00%, 01/01/32	33		37,006
6.00%, 01/01/32	0	(c)	217
6.00%, 02/01/32	4		4,276

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 02/01/32	$0	(c)	$933
6.00%, 03/01/32	22		25,234
6.00%, 03/01/32	0	(c)	323
6.00%, 04/01/32	1		864
6.00%, 09/01/32	3		3,413
6.00%, 10/01/32	6		7,263
6.00%, 11/01/32	5		5,867
6.00%, 11/01/32	0	(c)	314
6.00%, 12/01/32	94		105,711
6.00%, 12/01/32	0	(c)	299
6.00%, 01/01/33	5		5,597
6.00%, 02/01/33	6		6,433
6.00%, 03/01/33	9		10,418
6.00%, 03/01/33	0	(c)	500
6.00%, 04/01/33	4		4,700
6.00%, 05/01/33	0	(c)	226
6.00%, 09/01/33	5		5,844
6.00%, 10/01/33	19		22,683
6.00%, 11/01/33	35		40,367
6.00%, 05/01/34	12		14,499
6.00%, 06/01/34	18		21,195
6.00%, 07/01/34	11		13,080
6.00%, 08/01/34	6		5,500
6.00%, 10/01/34	10		11,786
6.00%, 12/01/34	4		4,687
6.00%, 05/01/35	11		12,015
6.00%, 06/01/35	7		7,564
6.00%, 07/01/35	0	(c)	235
6.00%, 07/01/35	3		3,591
6.00%, 08/01/35	35		41,202
6.00%, 09/01/35	3		3,612
6.00%, 12/01/35	9		10,765
6.00%, 01/01/36	6		6,720
6.00%, 02/01/36	10		11,394
6.00%, 03/01/36	3		3,596
6.00%, 05/01/36	20		22,402
6.00%, 06/01/36	24		28,445
6.00%, 07/01/36	11		12,356
6.00%, 08/01/36	4		4,470
6.00%, 09/01/36	459		534,781
6.00%, 10/01/36	590		684,786
6.00%, 11/01/36	35		40,669
6.00%, 12/01/36	123		141,225
6.00%, 01/01/37	6		6,205
6.00%, 02/01/37	493		575,769
6.00%, 03/01/37	7		7,494
6.00%, 05/01/37	10		11,613
6.00%, 07/01/37	11		12,159
6.00%, 08/01/37	18		20,165
6.00%, 09/01/37	11		12,207
6.00%, 10/01/37	32		36,015
6.00%, 10/01/37	0	(c)	300
6.00%, 11/01/37	18		21,626
6.00%, 12/01/37	73		84,204
6.00%, 01/01/38	95		109,241
6.00%, 02/01/38	3		3,702
6.00%, 04/01/38	56		64,619
6.00%, 05/01/38	48		55,558
6.00%, 06/01/38	19		22,932
6.00%, 07/01/38	32		37,169

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 08/01/38	$0	(c)	$403
6.00%, 08/01/38	22		26,147
6.00%, 09/01/38	1,697		1,983,352
6.00%, 10/01/38	1		1,244
6.00%, 10/01/38	0	(c)	478
6.00%, 11/01/38	8		9,428
6.00%, 12/01/38	3		3,234
6.00%, 01/01/39	16		19,147
6.00%, 02/01/39	4		4,730
6.00%, 11/01/39	6		7,011
6.00%, 12/01/39	1		1,518
6.00%, 04/01/40	12		13,617
6.00%, 07/01/40	5,739		6,693,055
6.50%, 03/01/24	1		585
6.50%, 04/01/24	0	(c)	171
6.50%, 06/01/24	0	(c)	120
6.50%, 07/01/24	1		1,061
6.50%, 09/01/24	7		6,969
6.50%, 12/01/25	0	(c)	286
6.50%, 01/01/26	0	(c)	244
6.50%, 02/01/26	0	(c)	477
6.50%, 03/01/26	0	(c)	461
6.50%, 04/01/26	2		1,920
6.50%, 03/01/27	0	(c)	417
6.50%, 04/01/28	0	(c)	328
6.50%, 05/01/28	1		1,199
6.50%, 06/01/28	1		544
6.50%, 07/01/28	1		1,327
6.50%, 09/01/28	2		1,425
6.50%, 09/01/28	0	(c)	149
6.50%, 10/01/28	0	(c)	1,109
6.50%, 12/01/28	4		4,019
6.50%, 01/01/29	4		4,670
6.50%, 02/01/29	4		4,169
6.50%, 03/01/29	5		5,253
6.50%, 04/01/29	6		5,498
6.50%, 04/01/29	0	(c)	399
6.50%, 05/01/29	0	(c)	404
6.50%, 05/01/29	3		3,753
6.50%, 06/01/29	0	(c)	941
6.50%, 07/01/29	0	(c)	964
6.50%, 08/01/29	4		4,574
6.50%, 09/01/29	8		9,004
6.50%, 08/01/30	1		1,527
6.50%, 01/01/31	0	(c)	338
6.50%, 03/01/31	1		1,105
6.50%, 05/01/31	1		1,405
6.50%, 05/01/31	0	(c)	83
6.50%, 06/01/31	0	(c)	308
6.50%, 06/01/31	10		11,580
6.50%, 07/01/31	2		2,632
6.50%, 07/01/31	0	(c)	114
6.50%, 08/01/31	5		4,983
6.50%, 09/01/31	2		1,825
6.50%, 10/01/31	1		580
6.50%, 11/01/31	1		825
6.50%, 12/01/31	7		7,604
6.50%, 01/01/32	0	(c)	55
6.50%, 02/01/32	4		4,757
6.50%, 02/01/32	0	(c)	555

80	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 03/01/32	$0	(c)$	936
6.50%, 03/01/32	5		5,922
6.50%, 04/01/32	6		6,555
6.50%, 04/01/32	0	(c)	214
6.50%, 05/01/32	0	(c)	297
6.50%, 07/01/32	1		1,248
6.50%, 08/01/32	10		11,016
6.50%, 08/01/32	0	(c)	766
6.50%, 09/01/32	1		1,493
6.50%, 10/01/32	3		3,229
6.50%, 11/01/32	1		1,061
6.50%, 12/01/32	3		3,833
6.50%, 12/01/33	7		8,056
6.50%, 04/01/34	28		33,643
6.50%, 07/01/34	2		2,231
6.50%, 09/01/34	6		7,098
6.50%, 01/01/35	3		3,544
6.50%, 04/01/35	1		1,004
6.50%, 08/01/35	6		6,890
6.50%, 02/01/36	1		548
6.50%, 06/01/36	1		1,533
6.50%, 08/01/36	2		2,239
6.50%, 09/01/36	44		52,255
6.50%, 10/01/36	15		17,483
6.50%, 11/01/36	1		1,510
6.50%, 08/01/37	5		5,592
6.50%, 10/01/37	14		17,045
6.50%, 11/01/37	5		6,340
6.50%, 12/01/37	0	(c)	293
6.50%, 12/01/37	19		22,276
6.50%, 01/01/38	1		1,008
6.50%, 02/01/38	28		32,661
6.50%, 07/01/38	3		4,072
6.50%, 08/01/38	1		1,250
6.50%, 09/01/38	5		5,751
6.50%, 10/01/38	1		1,443
6.50%, 12/01/38	3		4,130
6.50%, 01/01/39	11		13,353
6.50%, 09/01/39	29		34,307
7.00%, 04/01/23	0	(c)	235
7.00%, 07/01/23	0	(c)	312
7.00%, 09/01/23	0	(c)	103
7.00%, 02/01/24	0	(c)	26
7.00%, 05/01/24	0	(c)	211
7.00%, 07/01/24	0	(c)	98
7.00%, 12/01/25	0	(c)	20
7.00%, 03/01/26	0	(c)	524
7.00%, 03/01/26	1		1,240
7.00%, 06/01/26	0	(c)	307
7.00%, 12/01/26	0	(c)	280
7.00%, 01/01/27	0	(c)	188
7.00%, 02/01/27	1		763
7.00%, 03/01/27	0	(c)	236
7.00%, 04/01/27	0	(c)	59
7.00%, 05/01/27	0	(c)	81
7.00%, 09/01/27	1		1,335
7.00%, 10/01/27	0	(c)	500
7.00%, 11/01/27	0	(c)	550
7.00%, 12/01/27	1		1,163
7.00%, 12/01/27	0	(c)	145

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 05/01/28	$1		$940
7.00%, 07/01/28	0	(c)	48
7.00%, 10/01/28	0	(c)	502
7.00%, 11/01/28	1		1,520
7.00%, 12/01/28	2		2,263
7.00%, 03/01/29	1		709
7.00%, 06/01/29	3		3,983
7.00%, 06/01/29	0	(c)	114
7.00%, 07/01/29	4		3,851
7.00%, 07/01/29	0	(c)	321
7.00%, 09/01/29	0	(c)	310
7.00%, 10/01/29	2		1,792
7.00%, 01/01/30	0	(c)	19
7.00%, 02/01/30	0	(c)	319
7.00%, 05/01/30	0	(c)	232
7.00%, 12/01/30	0	(c)	578
7.00%, 01/01/31	0	(c)	22
7.00%, 01/01/31	1		1,251
7.00%, 02/01/31	1		1,149
7.00%, 05/01/31	0	(c)	573
7.00%, 07/01/31	1		1,585
7.00%, 08/01/31	2		2,048
7.00%, 09/01/31	4		4,957
7.00%, 12/01/31	2		2,220
7.00%, 02/01/32	3		3,378
7.00%, 03/01/32	5		5,417
7.00%, 05/01/32	2		1,842
7.00%, 05/01/32	0	(c)	459
7.00%, 06/01/32	2		2,237
7.00%, 06/01/32	0	(c)	508
7.00%, 07/01/32	5		6,115
7.00%, 08/01/32	3		3,844
7.00%, 09/01/32	1		1,283
7.00%, 11/01/32	1		1,279
7.00%, 10/01/33	12		14,861
7.00%, 11/01/36	2		3,088
7.00%, 12/01/36	7		8,638
7.00%, 09/01/38	3		3,948
7.50%, 02/01/22	0	(c)	106
7.50%, 05/01/22	0	(c)	2
7.50%, 12/01/22	0	(c)	31
7.50%, 01/01/23	0	(c)	109
7.50%, 04/01/23	2		1,570
7.50%, 01/01/24	0	(c)	39
7.50%, 05/01/24	0	(c)	53
7.50%, 06/01/24	0	(c)	20
7.50%, 11/01/25	0	(c)	230
7.50%, 01/01/26	0	(c)	328
7.50%, 01/01/26	1		565
7.50%, 03/01/26	0	(c)	399
7.50%, 04/01/26	0	(c)	176
7.50%, 05/01/26	0	(c)	222
7.50%, 10/01/26	0	(c)	301
7.50%, 12/01/26	0	(c)	41
7.50%, 01/01/27	0	(c)	367
7.50%, 04/01/27	0	(c)	252
7.50%, 06/01/27	0	(c)	112
7.50%, 08/01/27	0	(c)	345
7.50%, 09/01/27	0	(c)	96
7.50%, 12/01/27	1		846

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 03/01/28	$1		$1,108
7.50%, 07/01/28	0	(c)	279
7.50%, 11/01/28	0	(c)	293
7.50%, 07/01/29	11		12,943
7.50%, 12/01/29	0	(c)	100
7.50%, 01/01/30	0	(c)	638
7.50%, 03/01/30	0	(c)	108
7.50%, 05/01/30	0	(c)	116
7.50%, 06/01/30	0	(c)	45
7.50%, 07/01/30	0	(c)	22
7.50%, 08/01/30	0	(c)	175
7.50%, 08/01/30	1		899
7.50%, 09/01/30	1		1,510
7.50%, 10/01/30	0	(c)	125
7.50%, 10/01/30	1		847
7.50%, 11/01/30	1		1,250
7.50%, 12/01/30	1		1,421
7.50%, 01/01/31	0	(c)	59
7.50%, 02/01/31	0	(c)	107
7.50%, 09/01/31	2		2,783
7.50%, 01/01/32	2		1,937
8.00%, 02/01/22	0	(c)	19
8.00%, 07/01/22	1		666
8.00%, 08/01/22	0	(c)	48
8.00%, 11/01/22	0	(c)	3
8.00%, 12/01/22	1		555
8.00%, 12/01/23	0	(c)	24
8.00%, 04/01/24	0	(c)	80
8.00%, 05/01/24	0	(c)	38
8.00%, 05/01/25	0	(c)	206
8.00%, 10/01/25	0	(c)	67
8.00%, 11/01/25	0	(c)	477
8.00%, 09/01/26	1		1,172
8.00%, 10/01/26	0	(c)	320
8.00%, 11/01/26	0	(c)	497
8.00%, 03/01/27	0	(c)	355
8.00%, 05/01/27	0	(c)	486
8.00%, 06/01/27	0	(c)	219
8.00%, 09/01/27	0	(c)	201
8.00%, 11/01/27	0	(c)	82
8.00%, 10/01/29	0	(c)	119
8.00%, 11/01/29	1		786
8.00%, 12/01/29	0	(c)	291
8.00%, 01/01/30	0	(c)	98
8.00%, 03/01/30	1		1,004
8.00%, 07/01/30	0	(c)	68
8.00%, 06/01/31	3		3,623
8.50%, 02/01/22	0	(c)	27
8.50%, 03/01/23	0	(c)	259
8.50%, 06/01/24	0	(c)	22
8.50%, 11/01/24	0	(c)	70
8.50%, 01/01/25	0	(c)	102
8.50%, 03/01/25	0	(c)	170
8.50%, 06/01/25	0	(c)	66
8.50%, 09/01/25	0	(c)	212
8.50%, 07/01/30	0	(c)	421
9.00%, 01/01/22	0	(c)	4
9.00%, 02/01/25	0	(c)	99
9.00%, 04/01/25	0	(c)	143
9.00%, 10/01/25	0	(c)	119

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
9.50%, 06/01/25	$0	(c)	$99
10.00%, 04/01/25	0	(c)	54
Federal National Mortgage Association
1.50%, 11/01/35	1,448		1,473,689
1.50%, 12/01/35	9,041		9,163,058
1.50%, 01/01/36	5,987		6,076,585
2.00%, 06/01/35	2,293		2,379,232
2.00%, 08/01/35	3,806		3,953,873
2.00%, 09/01/35	2,583		2,689,804
2.00%, 10/01/35	16,084		16,700,579
2.00%, 11/01/35	57,604		59,736,258
2.00%, 12/01/35	131,612		136,435,074
2.00%, 01/01/36	38,968		40,434,124
2.00%, 02/01/36	77,538		80,440,188
2.00%, 03/01/36	42,316		43,911,239
2.00%, 07/01/50	1,752		1,785,308
2.00%, 09/01/50	8,308		8,417,988
2.00%, 10/01/50	68,967		70,218,430
2.00%, 11/01/50	44,360		45,075,585
2.00%, 12/01/50	134,008		136,330,801
2.00%, 01/01/51	36,333		36,932,385
2.00%, 02/01/51	285,378		289,125,449
2.00%, 03/01/51	48,003		48,620,133
2.32%, 09/01/41, (12 mo. LIBOR US + 1.815%)(b)	58		60,404
2.32%, 10/01/41, (12 mo. LIBOR US + 1.815%)(b)	924		969,866
2.43%, 06/01/43, (12 mo. LIBOR US + 1.535%)(b)	1,193		1,241,054
2.50%, 10/01/30	2,233		2,355,538
2.50%, 12/01/31	674		714,270
2.50%, 03/01/32	2,030		2,129,002
2.50%, 11/01/34	11,973		12,507,154
2.50%, 02/01/35	8,614		9,136,231
2.50%, 03/01/35	13,946		14,679,345
2.50%, 04/01/35	8,098		8,470,953
2.50%, 05/01/35	5,938		6,237,815
2.50%, 06/01/35	8,228		8,655,955
2.50%, 07/01/35	17,780		18,932,646
2.50%, 08/01/35	24,122		25,662,797
2.50%, 09/01/35	33,667		35,442,169
2.50%, 10/01/35	14,621		15,348,325
2.50%, 11/01/35	1,726		1,828,347
2.50%, 12/01/35	3,028		3,224,129
2.50%, 06/01/46	563		584,764
2.50%, 05/01/50	16,323		17,089,554
2.50%, 06/01/50	29,585		30,855,500
2.50%, 07/01/50	14,480		15,237,133
2.50%, 08/01/50	16,217		17,056,213
2.50%, 09/01/50	60,204		63,135,481
2.50%, 10/01/50	177,701		184,933,232
2.50%, 11/01/50	412,276		429,351,380
2.50%, 12/01/50	287,648		298,474,733
2.50%, 01/01/51	151,353		157,140,279
2.50%, 02/01/51	23,128		24,009,815
2.56%, 08/01/41, (12 mo. LIBOR US + 1.750%)(b)	80		83,673
2.70%, 08/01/42, (12 mo. LIBOR US + 1.695%)(b)	1,018		1,070,857
2.91%, 02/01/42, (12 mo. LIBOR US + 1.805%)(b)	369		385,118
3.00%, 05/01/27	318		336,521
3.00%, 12/01/28	1,014		1,079,306
3.00%, 05/01/29	2,434		2,582,298
3.00%, 07/01/30	1,795		1,934,190
3.00%, 06/01/31	1,422		1,521,389

82	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/31	$58	$62,324
3.00%, 09/01/31	1,540	1,666,313
3.00%, 11/01/31	1,628	1,749,953
3.00%, 08/01/32	817	874,468
3.00%, 10/01/32	395	417,551
3.00%, 09/01/34	5,563	5,936,320
3.00%, 10/01/34	1,366	1,442,030
3.00%, 11/01/34	1,581	1,710,122
3.00%, 03/01/35	15,631	16,903,140
3.00%, 05/01/35	1,310	1,431,260
3.00%, 06/01/35	3,582	3,789,819
3.00%, 07/01/35	16,472	17,508,022
3.00%, 09/01/35	1,627	1,734,250
3.00%, 11/01/42	4,993	5,346,882
3.00%, 02/01/43	3,183	3,428,100
3.00%, 06/01/43	696	755,348
3.00%, 07/01/43	3,109	3,321,424
3.00%, 08/01/45	791	837,763
3.00%, 07/01/46	763	807,314
3.00%, 08/01/46	797	845,684
3.00%, 09/01/46	19,992	21,183,886
3.00%, 10/01/46	2,543	2,692,343
3.00%, 11/01/46	37,791	40,031,089
3.00%, 12/01/46	840	900,351
3.00%, 01/01/47	1,244	1,316,934
3.00%, 02/01/47	21,330	22,796,089
3.00%, 03/01/47	9,898	10,273,771
3.00%, 07/01/47	3,938	4,168,073
3.00%, 09/01/47	807	850,240
3.00%, 01/01/48	3,694	3,996,458
3.00%, 07/01/48	4,406	4,664,165
3.00%, 09/01/49	51,629	54,193,229
3.00%, 10/01/49	5,076	5,378,151
3.00%, 11/01/49	1,043	1,132,381
3.00%, 12/01/49	18,196	19,123,332
3.00%, 01/01/50	1,440	1,563,865
3.00%, 02/01/50	44,830	47,750,350
3.00%, 03/01/50	62,452	66,319,137
3.00%, 04/01/50	46,259	49,149,214
3.00%, 05/01/50	21,294	22,610,286
3.00%, 06/01/50	6,964	7,448,343
3.00%, 07/01/50	17,832	18,860,199
3.00%, 08/01/50	74,237	79,545,369
3.00%, 09/01/50	25,519	26,927,478
3.00%, 10/01/50	78,244	82,686,961
3.00%, 11/01/50	63,637	68,350,964
3.00%, 12/01/50	2,629	2,826,092
3.00%, 01/01/51	7,410	7,857,094
3.50%, 06/01/30	850	922,851
3.50%, 05/01/32	391	409,715
3.50%, 06/01/32	2,739	3,005,826
3.50%, 12/01/32	2,156	2,319,070
3.50%, 04/01/33	1,752	1,901,786
3.50%, 12/01/33	1,160	1,272,944
3.50%, 04/01/34	4,670	5,144,988
3.50%, 05/01/34	1,278	1,379,142
3.50%, 11/01/34	23,654	25,778,096
3.50%, 12/01/34	1,720	1,895,023
3.50%, 02/01/35	2,799	3,056,796
3.50%, 03/01/35	4,721	5,155,760

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/35	$3,476	$3,753,322
3.50%, 06/01/35	915	983,325
3.50%, 10/01/35	992	1,083,733
3.50%, 11/01/35	3,403	3,745,153
3.50%, 12/01/35	2,986	3,286,463
3.50%, 11/01/40	119	128,261
3.50%, 05/01/44	3,205	3,569,016
3.50%, 06/01/44	814	883,901
3.50%, 08/01/45	8,650	9,448,764
3.50%, 09/01/45	4,613	4,977,563
3.50%, 11/01/45	13,072	14,106,813
3.50%, 12/01/45	3,207	3,447,426
3.50%, 01/01/46	3,038	3,266,443
3.50%, 02/01/46	2,245	2,417,209
3.50%, 05/01/46	964	1,043,557
3.50%, 06/01/46	340	365,905
3.50%, 09/01/46	1,995	2,157,484
3.50%, 01/01/47	2,709	3,001,976
3.50%, 05/01/47	1,588	1,716,127
3.50%, 07/01/47	66,170	71,528,113
3.50%, 09/01/47	19,228	20,471,838
3.50%, 01/01/48	4,370	4,715,413
3.50%, 03/01/48	25,453	27,483,131
3.50%, 07/01/48	4,277	4,598,798
3.50%, 11/01/48	611	677,070
3.50%, 06/01/49	165	174,942
3.50%, 07/01/49	5,321	5,645,161
3.50%, 08/01/49	19,073	20,675,834
3.50%, 10/01/49	268	286,576
3.50%, 11/01/49	10,384	11,180,849
3.50%, 12/01/49	21,203	22,952,072
3.50%, 01/01/50	4,469	4,942,788
3.50%, 02/01/50	1,321	1,468,830
3.50%, 03/01/50	10,667	11,513,669
3.50%, 04/01/50	37,769	40,948,966
3.50%, 05/01/50	14,263	15,371,633
3.50%, 06/01/50	8,538	9,230,180
3.50%, 07/01/50	4,092	4,516,400
3.50%, 08/01/50	3,358	3,736,799
3.50%, 09/01/50	5,439	5,961,196
3.50%, 10/01/50	9,935	10,772,403
3.50%, 11/01/51	9,464	10,329,362
3.51%, 12/01/38, (12 mo. LIBOR US + 1.817%)(b)	231	238,507
4.00%, 07/01/33	1,087	1,195,974
4.00%, 09/01/33	5,047	5,375,410
4.00%, 11/01/33	171	182,024
4.00%, 06/01/34	840	923,691
4.00%, 08/01/34	453	485,267
4.00%, 10/01/34	938	1,003,670
4.00%, 11/01/43	605	667,978
4.00%, 01/01/44	1,428	1,577,661
4.00%, 05/01/44	10,104	11,170,740
4.00%, 01/01/47	595	648,682
4.00%, 02/01/47	13,819	15,308,097
4.00%, 04/01/47	799	863,478
4.00%, 10/01/47	10,756	11,626,318
4.00%, 05/01/48	4,251	4,610,245
4.00%, 07/01/48	5,205	5,721,216
4.00%, 10/01/48	11,557	12,559,963
4.00%, 12/01/48	4,324	4,677,871

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/49	$697	$762,777
4.00%, 03/01/49	14,834	16,122,535
4.00%, 04/01/49	10,008	10,893,454
4.00%, 05/01/49	4,803	5,184,827
4.00%, 06/01/49	23,182	25,043,912
4.00%, 09/01/49	16,574	18,196,312
4.00%, 11/01/49	5,253	5,782,216
4.00%, 12/01/49	48,784	52,736,885
4.00%, 03/01/50	39,294	42,705,093
4.00%, 04/01/50	8,520	9,325,281
4.00%, 05/01/50	17,035	18,411,996
4.00%, 07/01/50	2,396	2,620,287
4.00%, 09/01/50	3,587	3,969,100
4.00%, 11/01/50	15,616	17,080,245
4.00%, 01/01/57	7,266	8,188,833
4.00%, 02/01/57	8,138	9,172,241
4.50%, 10/01/26	3,152	3,300,502
4.50%, 01/01/40	2,380	2,673,691
4.50%, 02/01/40	352	400,910
4.50%, 03/01/40	201	229,076
4.50%, 04/01/40	80	90,023
4.50%, 02/01/41	467	523,556
4.50%, 03/01/41	669	749,751
4.50%, 07/01/41	157	176,502
4.50%, 08/01/41	301	337,604
4.50%, 09/01/41	135	151,894
4.50%, 07/01/42	5,343	5,989,909
4.50%, 02/01/44	1,798	2,010,720
4.50%, 09/01/47	7,076	7,747,173
4.50%, 04/01/48	1,291	1,403,761
4.50%, 06/01/48	2,777	3,026,356
4.50%, 08/01/48	9,541	10,431,627
4.50%, 10/01/48	4,666	5,119,311
4.50%, 12/01/48	50,378	55,007,497
4.50%, 05/01/49	1,252	1,368,951
4.50%, 08/01/49	1,537	1,677,996
4.50%, 09/01/49	3,747	4,092,324
4.50%, 02/01/50	18,064	19,752,755
4.50%, 03/01/50	14,937	16,470,299
4.50%, 04/01/50	23,816	26,156,780
4.50%, 08/01/50	4,194	4,633,177
4.50%, 09/01/50	1,549	1,698,855
5.00%, 05/01/34	796	907,833
5.00%, 10/01/47	1,312	1,454,892
5.00%, 07/01/48	2,715	3,008,649
5.00%, 02/01/49	2,684	2,991,028
5.00%, 11/01/49	3,950	4,393,290
5.00%, 03/01/50	1,420	1,583,589
Government National Mortgage Association
1.50%, 03/18/51(a)	80,150	79,370,416
2.00%, 10/20/50	3,944	4,005,886
2.00%, 11/20/50	54,489	55,341,123
2.00%, 12/20/50	19,884	20,194,340
2.00%, 01/20/51	47,374	48,114,305
2.00%, 03/18/51(a)	485,125	492,382,926
2.50%, 03/20/27	68	70,966
2.50%, 08/20/27	86	90,004
2.50%, 09/20/27	105	109,878
2.50%, 01/20/28	362	378,932
2.50%, 04/20/28	202	210,949

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/20/30	$164	$170,920
2.50%, 04/20/32	526	549,887
2.50%, 12/20/42	681	712,816
2.50%, 03/15/43	63	65,882
2.50%, 03/20/43	257	270,933
2.50%, 04/15/43	34	36,189
2.50%, 01/20/45	26	27,157
2.50%, 04/15/45	71	73,370
2.50%, 06/15/45	68	71,708
2.50%, 09/15/46	24	25,203
2.50%, 10/15/46	402	423,385
2.50%, 11/20/46	385	401,478
2.50%, 12/20/46	17,580	18,327,655
2.50%, 01/20/47	8,449	8,808,890
2.50%, 11/20/47	141	147,136
2.50%, 04/20/50	441	457,942
2.50%, 08/20/50	63,408	65,801,957
2.50%, 09/20/50	65,184	67,645,035
2.50%, 10/20/50	56,707	58,848,414
2.50%, 12/20/50	157,271	163,208,877
2.50%, 01/20/51	154,271	160,095,774
2.50%, 02/20/51	67,475	70,032,302
2.50%, 03/18/51(a)	289,603	300,689,365
3.00%, 01/20/27	249	263,231
3.00%, 04/15/27	110	117,199
3.00%, 04/20/27	136	143,977
3.00%, 05/20/27	5,569	5,886,172
3.00%, 07/15/27	2,771	2,944,447
3.00%, 09/15/27	37	39,270
3.00%, 09/20/27	207	219,298
3.00%, 10/15/27	671	713,411
3.00%, 11/20/27	32	33,973
3.00%, 01/20/28	29	31,052
3.00%, 09/20/28	84	88,980
3.00%, 10/20/28	115	121,159
3.00%, 11/20/28	302	319,274
3.00%, 01/20/29	86	90,329
3.00%, 05/20/29	237	250,521
3.00%, 10/20/30	30	31,300
3.00%, 12/20/31	326	344,823
3.00%, 01/20/42	23	24,321
3.00%, 04/15/42	410	426,808
3.00%, 07/20/42	273	291,260
3.00%, 08/15/42	513	534,313
3.00%, 08/20/42	265	282,652
3.00%, 09/15/42	9,406	9,814,469
3.00%, 09/20/42	744	793,386
3.00%, 10/15/42	939	1,021,002
3.00%, 10/20/42	331	352,362
3.00%, 11/15/42	8,025	8,474,983
3.00%, 11/20/42	550	585,810
3.00%, 12/15/42	329	356,295
3.00%, 12/20/42	1,985	2,116,137
3.00%, 01/20/43	14,033	14,957,353
3.00%, 02/15/43	628	672,153
3.00%, 02/20/43	417	458,319
3.00%, 03/15/43	26	27,614
3.00%, 04/15/43	517	546,540
3.00%, 05/15/43	213	223,326
3.00%, 06/15/43	106	111,218

84	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/15/43	$131	$137,030
3.00%, 08/15/43	1,332	1,387,535
3.00%, 09/15/43	1,891	1,969,597
3.00%, 09/20/43	1,612	1,717,529
3.00%, 11/20/43	58	61,716
3.00%, 12/20/43	16	16,558
3.00%, 01/15/44	432	450,040
3.00%, 01/20/44	4,673	4,979,364
3.00%, 02/20/44	1,435	1,529,131
3.00%, 03/20/44	1,570	1,672,931
3.00%, 04/20/44	28	29,785
3.00%, 05/15/44	21	22,178
3.00%, 06/20/44	269	286,408
3.00%, 07/20/44	968	1,029,411
3.00%, 08/20/44	32,941	35,020,540
3.00%, 09/20/44	1,173	1,247,306
3.00%, 10/15/44	1,105	1,158,432
3.00%, 10/20/44	5,414	5,769,003
3.00%, 12/20/44	34	35,659
3.00%, 01/20/45	52	55,227
3.00%, 03/15/45	1,559	1,680,902
3.00%, 03/20/45	30	32,032
3.00%, 04/20/45	468	495,365
3.00%, 05/15/45	2,777	2,985,920
3.00%, 05/20/45	17,239	18,262,387
3.00%, 07/15/45	84	87,950
3.00%, 07/20/45	27,681	29,324,004
3.00%, 08/15/45	4,022	4,192,696
3.00%, 08/20/45	53,895	57,092,583
3.00%, 09/20/45	650	688,782
3.00%, 10/20/45	11,915	12,743,741
3.00%, 11/20/45	4,397	4,747,208
3.00%, 12/20/45	18,445	19,640,385
3.00%, 01/20/46	8,731	9,249,665
3.00%, 02/20/46	21,826	23,121,581
3.00%, 03/20/46	9,774	10,323,693
3.00%, 04/20/46	8,543	9,023,557
3.00%, 05/20/46	29,310	30,959,298
3.00%, 06/20/46	21,860	23,090,174
3.00%, 07/15/46	646	680,671
3.00%, 07/20/46	31,912	33,708,125
3.00%, 08/20/46	53,384	56,387,581
3.00%, 09/20/46	45,504	48,064,206
3.00%, 10/20/46	17,538	18,525,086
3.00%, 11/15/46	213	222,065
3.00%, 11/20/46	32,556	34,411,845
3.00%, 12/15/46	7,593	8,017,349
3.00%, 12/20/46	59,747	63,109,597
3.00%, 01/20/47	36,930	39,008,458
3.00%, 02/15/47	16,342	17,046,378
3.00%, 02/20/47	11,968	12,641,390
3.00%, 03/20/47	32,074	33,879,339
3.00%, 04/20/47	1,687	1,781,969
3.00%, 06/15/47	201	216,381
3.00%, 06/20/47	13,013	13,742,431
3.00%, 07/20/47	4,033	4,259,260
3.00%, 08/20/47	1,564	1,651,594
3.00%, 09/15/47	135	145,492
3.00%, 09/20/47	12,115	12,793,450
3.00%, 11/20/47	28,829	30,444,165

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/15/47	$48	$51,372
3.00%, 12/20/47	11,593	12,242,409
3.00%, 01/20/48	13,725	14,493,533
3.00%, 02/20/48	10,219	10,769,304
3.00%, 03/20/48	6,837	7,220,294
3.00%, 04/20/48	14,320	15,122,400
3.00%, 05/20/48	3,727	3,936,194
3.00%, 08/20/48	4,991	5,271,109
3.00%, 09/20/48	2,890	3,051,429
3.00%, 10/20/48	2,337	2,440,219
3.00%, 11/20/48	4,232	4,468,639
3.00%, 12/20/48	2,856	3,016,341
3.00%, 01/20/49	1,022	1,079,567
3.00%, 02/20/49	1,067	1,126,603
3.00%, 06/20/49	7,713	8,053,559
3.00%, 07/20/49	12,899	13,461,198
3.00%, 09/20/49	55,630	58,053,500
3.00%, 10/20/49	24,125	25,175,621
3.00%, 12/20/49	87,650	91,468,075
3.00%, 01/20/50	22,319	23,291,556
3.00%, 02/20/50	105,221	109,803,614
3.00%, 03/20/50	21,640	22,541,378
3.00%, 04/20/50	29,946	31,193,681
3.00%, 05/20/50	41,592	43,324,830
3.00%, 06/20/50	13,729	14,301,454
3.00%, 07/20/50	40,076	41,746,530
3.00%, 08/20/50	119,478	124,457,176
3.00%, 09/20/50	37,380	38,937,362
3.00%, 01/20/51	54,769	57,051,501
3.00%, 03/18/51(a)	44,284	46,097,067
3.50%, 08/15/24	328	337,937
3.50%, 12/15/25	10	10,103
3.50%, 02/15/26	181	188,338
3.50%, 05/15/26	32	33,951
3.50%, 12/20/26	133	141,909
3.50%, 03/20/27	24	25,155
3.50%, 04/20/27	76	80,977
3.50%, 01/20/29	16	17,253
3.50%, 07/15/29	261	282,031
3.50%, 02/20/31	79	82,005
3.50%, 01/15/41	22	24,269
3.50%, 01/20/41	121	131,267
3.50%, 09/15/41	293	320,977
3.50%, 10/15/41	30	32,284
3.50%, 11/15/41	109	119,006
3.50%, 11/20/41	548	595,966
3.50%, 12/15/41	2,831	3,070,787
3.50%, 01/15/42	274	297,396
3.50%, 01/20/42	197	214,600
3.50%, 02/15/42	630	687,149
3.50%, 02/20/42	120	130,202
3.50%, 03/15/42	286	310,187
3.50%, 03/20/42	16,161	17,588,362
3.50%, 04/15/42	977	1,059,567
3.50%, 05/15/42	932	1,011,757
3.50%, 06/15/42	226	247,260
3.50%, 07/15/42	549	596,455
3.50%, 08/15/42	68	74,773
3.50%, 08/20/42	1,362	1,483,220
3.50%, 09/15/42	2,109	2,300,349

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/20/42	$21,975	$23,916,166
3.50%, 10/15/42	1,607	1,744,836
3.50%, 10/20/42	23,109	25,149,931
3.50%, 11/15/42	847	920,913
3.50%, 11/20/42	23,056	25,091,928
3.50%, 12/20/42	17,764	19,333,165
3.50%, 01/15/43	641	696,081
3.50%, 01/20/43	2,848	3,168,404
3.50%, 02/15/43	135	145,980
3.50%, 03/15/43	10,860	11,828,068
3.50%, 03/20/43	55	59,429
3.50%, 04/15/43	140	153,484
3.50%, 04/20/43	4,302	4,675,344
3.50%, 05/15/43	1,442	1,566,328
3.50%, 06/15/43	10,727	11,658,302
3.50%, 08/15/43	368	401,800
3.50%, 10/15/43	114	121,724
3.50%, 10/20/43	2,179	2,368,550
3.50%, 01/20/44	5	5,442
3.50%, 02/20/44	1,319	1,431,910
3.50%, 04/20/44	437	474,324
3.50%, 06/15/44	9	9,994
3.50%, 07/15/44	62	66,687
3.50%, 09/15/44	498	539,470
3.50%, 09/20/44	12,982	14,083,922
3.50%, 10/20/44	1,978	2,182,527
3.50%, 12/15/44	180	191,915
3.50%, 12/20/44	1,296	1,405,550
3.50%, 01/15/45	133	142,054
3.50%, 03/15/45	153	163,263
3.50%, 04/15/45	349	376,458
3.50%, 04/20/45	16,768	18,095,681
3.50%, 05/20/45	150	163,879
3.50%, 09/20/45	7,036	7,818,133
3.50%, 10/20/45	370	398,752
3.50%, 11/20/45	16,291	17,581,059
3.50%, 12/20/45	13,102	14,138,846
3.50%, 01/20/46	1,069	1,164,736
3.50%, 02/20/46	522	562,784
3.50%, 03/20/46	32,974	35,337,218
3.50%, 04/20/46	21,190	22,708,403
3.50%, 05/20/46	4,269	4,585,060
3.50%, 06/15/46	1,055	1,123,993
3.50%, 06/20/46	91,735	98,309,480
3.50%, 07/15/46	3,134	3,347,561
3.50%, 07/20/46	5,104	5,470,321
3.50%, 08/15/46	6,852	7,298,849
3.50%, 08/20/46	174	186,185
3.50%, 09/15/46	5,904	6,291,606
3.50%, 09/20/46	10,883	11,662,910
3.50%, 10/15/46	2,621	2,791,409
3.50%, 10/20/46	662	709,218
3.50%, 11/20/46	9,130	9,804,062
3.50%, 12/20/46	16,508	17,690,671
3.50%, 01/20/47	45,909	49,199,032
3.50%, 02/20/47	103,403	110,814,392
3.50%, 03/20/47	30,016	32,076,898
3.50%, 04/20/47	18,812	20,197,968
3.50%, 05/20/47	1,591	1,700,199
3.50%, 06/15/47	1,418	1,509,958

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/47	$8,255	$8,819,093
3.50%, 07/20/47	2,614	2,872,980
3.50%, 08/20/47	29,000	31,301,324
3.50%, 09/15/47	780	830,870
3.50%, 09/20/47	51,919	55,467,014
3.50%, 10/15/47	3,444	3,669,105
3.50%, 10/20/47	35,053	37,793,071
3.50%, 11/15/47	10,315	10,987,268
3.50%, 11/20/47	43,326	46,298,125
3.50%, 12/15/47	33,382	36,181,290
3.50%, 12/20/47	32,986	35,824,467
3.50%, 01/15/48	12,701	13,529,102
3.50%, 01/20/48	26,235	28,395,274
3.50%, 02/15/48	490	514,306
3.50%, 02/20/48	33,233	35,877,529
3.50%, 04/15/48	1,229	1,289,453
3.50%, 04/20/48	18,093	19,820,022
3.50%, 05/15/48	116	121,753
3.50%, 09/15/48	1,246	1,365,647
3.50%, 09/20/48	3,523	3,830,349
3.50%, 01/20/49	5,532	5,909,870
3.50%, 06/20/49	931	1,014,472
3.50%, 07/20/49	132	139,877
3.50%, 11/15/49	1,276	1,381,701
3.50%, 12/20/49	175	184,775
3.50%, 01/20/50	94,399	99,883,148
3.50%, 02/20/50	157	166,255
3.50%, 03/20/50	118,066	124,925,734
3.50%, 05/20/50	4,153	4,394,101
3.50%, 06/20/50	834	896,397
3.50%, 07/20/50	24,434	26,266,274
3.50%, 08/20/50	38,335	41,209,463
3.50%, 03/18/51(a)	82,073	86,944,860
4.00%, 07/15/24	17	17,910
4.00%, 08/15/24	34	35,326
4.00%, 12/15/24	31	31,830
4.00%, 11/15/25	41	43,219
4.00%, 05/15/26	36	37,434
4.00%, 07/20/26	20	20,993
4.00%, 06/15/39	115	126,190
4.00%, 07/20/40	60	66,519
4.00%, 08/15/40	55	60,194
4.00%, 09/15/40	253	280,606
4.00%, 10/15/40	190	211,287
4.00%, 11/15/40	167	184,059
4.00%, 11/20/40	381	422,273
4.00%, 12/15/40	80	87,660
4.00%, 01/15/41	329	361,218
4.00%, 01/20/41	96	106,775
4.00%, 02/15/41	3,082	3,394,310
4.00%, 03/15/41	869	970,643
4.00%, 04/15/41	2,528	2,823,381
4.00%, 05/15/41	575	640,814
4.00%, 06/15/41	1	643
4.00%, 07/15/41	1,237	1,362,115
4.00%, 07/20/41	27	29,926
4.00%, 08/15/41	83	92,174
4.00%, 08/20/41	51	56,215
4.00%, 09/15/41	342	376,928
4.00%, 09/20/41	157	173,367

86	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/15/41	$49	$54,151
4.00%, 11/15/41	24	26,353
4.00%, 11/20/41	406	449,651
4.00%, 12/15/41	926	1,033,360
4.00%, 12/20/41	126	139,936
4.00%, 01/15/42	553	616,799
4.00%, 01/20/42	403	446,071
4.00%, 02/15/42	2,037	2,279,966
4.00%, 02/20/42	157	173,963
4.00%, 03/15/42	3,901	4,377,855
4.00%, 04/15/42	2,266	2,514,728
4.00%, 05/15/42	530	594,390
4.00%, 05/20/42	10	11,337
4.00%, 06/20/42	14	16,055
4.00%, 07/20/42	264	292,292
4.00%, 08/15/42	909	1,020,787
4.00%, 08/20/42	2,522	2,793,535
4.00%, 10/15/42	432	485,471
4.00%, 11/20/42	520	583,034
4.00%, 04/20/43	263	291,465
4.00%, 05/15/43	21	22,839
4.00%, 05/20/43	1,558	1,771,498
4.00%, 06/20/43	43	47,938
4.00%, 08/15/43	1	1,438
4.00%, 09/15/43	190	209,397
4.00%, 09/20/43	42	46,319
4.00%, 11/15/43	40	44,221
4.00%, 02/20/44	176	195,187
4.00%, 03/15/44	160	177,843
4.00%, 03/20/44	389	430,298
4.00%, 04/15/44	17	18,311
4.00%, 04/20/44	645	713,592
4.00%, 05/15/44	114	125,024
4.00%, 07/15/44	61	67,255
4.00%, 07/20/44	687	760,487
4.00%, 08/15/44	28	31,047
4.00%, 08/20/44	3,271	3,619,061
4.00%, 09/15/44	244	270,843
4.00%, 10/20/44	7,717	8,536,482
4.00%, 01/15/45	28	30,690
4.00%, 01/20/45	7,958	8,803,442
4.00%, 02/15/45	9	9,427
4.00%, 03/15/45	57	62,421
4.00%, 04/15/45	38	41,392
4.00%, 04/20/45	285	324,236
4.00%, 05/15/45	36	39,602
4.00%, 06/15/45	298	326,327
4.00%, 06/20/45	377	415,053
4.00%, 07/15/45	98	107,838
4.00%, 08/15/45	75	81,454
4.00%, 08/20/45	1,519	1,671,367
4.00%, 09/15/45	382	418,035
4.00%, 09/20/45	13,448	14,803,210
4.00%, 10/15/45	162	177,553
4.00%, 10/20/45	552	608,040
4.00%, 11/15/45	86	94,108
4.00%, 11/20/45	868	955,941
4.00%, 01/20/46	2,326	2,559,917
4.00%, 03/20/46	14,683	16,161,927
4.00%, 04/15/46	835	907,538

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/20/46	$8,623	$9,491,302
4.00%, 05/15/46	10	11,511
4.00%, 07/20/46	2,069	2,242,740
4.00%, 08/15/46	89	96,965
4.00%, 09/20/46	3,939	4,268,616
4.00%, 10/15/46	261	283,765
4.00%, 11/15/46	296	322,288
4.00%, 11/20/46	7,375	7,993,359
4.00%, 12/15/46	2,584	2,824,176
4.00%, 12/20/46	3,995	4,329,840
4.00%, 01/20/47	12,971	14,058,160
4.00%, 03/20/47	440	476,691
4.00%, 04/20/47	29,701	32,115,037
4.00%, 06/20/47	40,880	44,201,902
4.00%, 07/20/47	82,627	89,342,405
4.00%, 08/20/47	16,546	18,156,688
4.00%, 09/20/47	895	967,316
4.00%, 10/15/47	97	105,497
4.00%, 10/20/47	2,603	2,814,999
4.00%, 11/20/47	72,495	78,386,774
4.00%, 12/20/47	10,503	11,421,714
4.00%, 01/15/48	4,739	5,151,080
4.00%, 01/20/48	13,304	14,571,293
4.00%, 02/20/48	8,756	9,467,645
4.00%, 03/20/48	52,249	56,602,227
4.00%, 04/20/48	26,970	29,082,074
4.00%, 05/15/48	459	492,667
4.00%, 05/20/48	28,728	30,880,340
4.00%, 06/20/48	20,872	22,517,187
4.00%, 07/20/48	10,472	11,256,553
4.00%, 08/20/48	37,722	40,547,016
4.00%, 09/20/48	22,193	23,854,993
4.00%, 10/20/48	3,462	3,721,153
4.00%, 11/20/48	32,699	35,147,928
4.00%, 12/20/48	10,304	11,075,827
4.00%, 02/20/49	480	515,537
4.00%, 06/15/49	20,106	21,546,599
4.00%, 06/20/49	3,679	3,990,064
4.00%, 07/20/49	15,634	17,059,444
4.00%, 09/15/49	240	261,000
4.00%, 12/20/49	15,846	16,925,148
4.00%, 01/20/50	13,762	14,699,615
4.00%, 02/20/50	44,538	47,572,577
4.00%, 03/20/50	24,757	26,443,120
4.00%, 12/20/50	2,268	2,422,212
4.00%, 03/18/51(a)	82	88,139
4.50%, 04/20/26	20	20,837
4.50%, 07/15/33	2	2,412
4.50%, 08/15/33	26	28,941
4.50%, 11/20/33	3	3,638
4.50%, 06/15/34	3	2,907
4.50%, 01/15/35	1	952
4.50%, 06/20/35	22	24,231
4.50%, 08/15/35	11	12,394
4.50%, 10/15/35	1	625
4.50%, 03/15/39	125	139,620
4.50%, 03/20/39	55	61,545
4.50%, 04/15/39	450	503,854
4.50%, 05/15/39	146	166,318
4.50%, 06/15/39	129	145,280

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/15/39	$414	$465,894
4.50%, 08/15/39	2,124	2,379,903
4.50%, 09/15/39	47	52,846
4.50%, 10/15/39	7	8,068
4.50%, 11/15/39	72	80,862
4.50%, 11/20/39	666	748,020
4.50%, 12/15/39	106	119,971
4.50%, 01/15/40	229	260,087
4.50%, 01/20/40	750	841,904
4.50%, 02/15/40	203	227,324
4.50%, 03/15/40	129	145,600
4.50%, 04/15/40	53	58,382
4.50%, 05/15/40	38	43,544
4.50%, 05/20/40	118	132,662
4.50%, 06/15/40	3,792	4,249,457
4.50%, 06/20/40	44	49,417
4.50%, 07/15/40	1,668	1,868,834
4.50%, 08/15/40	5,740	6,431,441
4.50%, 08/20/40	1,151	1,292,806
4.50%, 09/15/40	244	274,948
4.50%, 10/15/40	93	105,469
4.50%, 10/20/40	3,181	3,573,241
4.50%, 12/15/40	23	25,846
4.50%, 01/15/41	12	13,980
4.50%, 01/20/41	245	275,600
4.50%, 02/15/41	10	11,336
4.50%, 02/20/41	49	55,371
4.50%, 03/15/41	140	157,047
4.50%, 03/20/41	198	222,111
4.50%, 04/15/41	35	38,542
4.50%, 04/20/41	6,601	7,414,213
4.50%, 05/15/41	79	91,121
4.50%, 06/15/41	67	75,855
4.50%, 06/20/41	4,050	4,549,858
4.50%, 07/15/41	55	62,055
4.50%, 07/20/41	459	515,501
4.50%, 08/15/41	50	57,262
4.50%, 08/20/41	76	85,284
4.50%, 09/15/41	49	54,891
4.50%, 09/20/41	2,148	2,413,258
4.50%, 11/20/41	2,278	2,558,337
4.50%, 12/20/41	73	81,891
4.50%, 01/20/42	148	165,935
4.50%, 02/20/42	81	91,260
4.50%, 03/20/42	19	21,433
4.50%, 04/20/42	35	39,598
4.50%, 05/20/42	27	30,085
4.50%, 08/20/43	16	18,174
4.50%, 09/20/43	124	139,091
4.50%, 11/20/43	1,080	1,249,964
4.50%, 08/20/44	33	37,020
4.50%, 09/20/44	214	238,553
4.50%, 10/20/44	148	164,612
4.50%, 11/20/44	237	264,050
4.50%, 06/20/45	255	284,833
4.50%, 09/15/45	40	45,737
4.50%, 10/15/45	50	56,319
4.50%, 10/20/45	87	96,612
4.50%, 11/20/45	4,918	5,485,674
4.50%, 12/20/45	258	288,085

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/20/46	$11	$12,705
4.50%, 02/15/46	398	460,957
4.50%, 02/20/46	1,311	1,461,957
4.50%, 05/20/46	194	216,030
4.50%, 07/20/46	489	545,163
4.50%, 08/15/46	35	40,385
4.50%, 08/20/46	18	20,186
4.50%, 09/15/46	139	155,962
4.50%, 09/20/46	742	829,161
4.50%, 10/15/46	49	55,523
4.50%, 10/20/46	2,743	3,069,002
4.50%, 11/20/46	827	925,087
4.50%, 02/20/47	471	522,475
4.50%, 04/20/47	634	694,765
4.50%, 05/20/47	2,014	2,208,612
4.50%, 06/15/47	146	165,766
4.50%, 06/20/47	1,786	1,958,469
4.50%, 07/20/47	2,890	3,168,978
4.50%, 08/15/47	64	72,297
4.50%, 10/20/47	4,149	4,566,838
4.50%, 01/20/48	324	354,525
4.50%, 02/20/48	5,876	6,422,972
4.50%, 03/20/48	2,894	3,163,864
4.50%, 04/20/48	15,773	17,241,457
4.50%, 06/20/48	30,582	32,990,963
4.50%, 07/20/48	20,038	21,615,632
4.50%, 08/20/48	14,630	15,782,675
4.50%, 09/20/48	1,986	2,142,121
4.50%, 10/20/48	5,130	5,533,631
4.50%, 11/20/48	624	679,455
4.50%, 12/20/48	23,513	25,365,314
4.50%, 01/20/49	42,858	46,233,389
4.50%, 02/20/49	2,222	2,441,976
4.50%, 03/20/49	4,556	4,915,286
4.50%, 04/20/49	8,226	8,924,772
4.50%, 05/20/49	7,433	8,106,862
4.50%, 08/20/49	6,735	7,254,852
4.50%, 09/20/49	109	117,449
4.50%, 02/20/50	28,400	30,594,422
4.50%, 03/20/50	13,272	14,296,972
4.50%, 04/20/50	9,596	10,337,618
4.50%, 05/20/50	7,891	8,501,024
4.50%, 03/18/51(a)	32,280	35,323,819
5.00%, 11/15/24	285	299,855
5.00%, 03/15/33	5	5,756
5.00%, 05/20/33	249	278,977
5.00%, 06/15/33	9	9,716
5.00%, 07/15/33	33	35,777
5.00%, 07/20/33	2	1,817
5.00%, 08/15/33	100	110,977
5.00%, 09/15/33	58	65,469
5.00%, 10/15/33	34	37,926
5.00%, 01/15/34	1	1,330
5.00%, 01/20/34	2	2,434
5.00%, 02/15/34	40	44,156
5.00%, 04/15/34	3	3,680
5.00%, 05/15/34	4	4,196
5.00%, 05/20/34	1	1,288
5.00%, 06/15/34	38	41,842
5.00%, 07/15/34	16	17,965

88	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 12/15/34	$3		$3,725
5.00%, 01/15/35	13		13,440
5.00%, 03/15/35	1		974
5.00%, 05/15/35	3		2,890
5.00%, 07/20/35	1,001		1,120,682
5.00%, 08/15/35	31		34,281
5.00%, 09/15/35	11		11,397
5.00%, 10/15/35	69		76,340
5.00%, 11/15/35	14		15,409
5.00%, 12/15/35	13		14,208
5.00%, 04/20/36	35		38,703
5.00%, 09/15/36	25		28,346
5.00%, 12/15/36	4,058		4,508,852
5.00%, 04/20/37	2		1,827
5.00%, 12/15/37	2		2,462
5.00%, 01/15/38	1		869
5.00%, 02/15/38	1		579
5.00%, 03/15/38	1		642
5.00%, 03/20/38	7		8,309
5.00%, 04/15/38	19		21,258
5.00%, 04/20/38	190		211,247
5.00%, 05/15/38	84		92,122
5.00%, 05/20/38	2		2,539
5.00%, 06/15/38	37		40,018
5.00%, 06/20/38	18		20,473
5.00%, 07/15/38	3		3,876
5.00%, 07/15/38	0	(c)	345
5.00%, 08/15/38	41		45,332
5.00%, 08/20/38	15		16,713
5.00%, 10/15/38	18		18,805
5.00%, 10/20/38	21		23,685
5.00%, 12/15/38	12		12,995
5.00%, 01/15/39	1,568		1,742,059
5.00%, 02/15/39	416		462,485
5.00%, 03/15/39	94		103,054
5.00%, 04/15/39	68		75,220
5.00%, 05/15/39	20		21,206
5.00%, 05/20/39	9		9,719
5.00%, 06/15/39	125		138,670
5.00%, 06/20/39	39		43,547
5.00%, 07/15/39	3,934		4,371,536
5.00%, 08/15/39	114		128,401
5.00%, 09/15/39	413		455,697
5.00%, 10/15/39	47		52,269
5.00%, 10/20/39	1,219		1,355,132
5.00%, 11/15/39	73		81,189
5.00%, 12/15/39	21		23,686
5.00%, 02/15/40	443		494,380
5.00%, 03/15/40	48		53,424
5.00%, 04/15/40	18		19,896
5.00%, 05/15/40	971		1,075,390
5.00%, 05/20/40	16		18,650
5.00%, 06/15/40	171		189,742
5.00%, 06/20/40	44		50,055
5.00%, 07/15/40	54		60,363
5.00%, 07/20/40	4,456		5,095,207
5.00%, 08/15/40	15		16,947
5.00%, 08/20/40	1,315		1,503,133
5.00%, 12/15/40	113		125,574
5.00%, 01/20/41	82		93,583

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 02/20/41	$37		$42,102
5.00%, 04/15/41	17		18,900
5.00%, 04/20/41	2		2,117
5.00%, 05/20/41	50		57,556
5.00%, 06/20/41	11		12,799
5.00%, 07/20/41	13		15,232
5.00%, 09/20/41	18		20,267
5.00%, 10/20/41	12		13,204
5.00%, 11/20/41	3,871		4,302,149
5.00%, 12/20/41	29		33,189
5.00%, 02/20/42	122		135,382
5.00%, 03/20/42	19		21,485
5.00%, 07/20/42	740		822,348
5.00%, 08/20/42	37		41,058
5.00%, 10/20/42	2		2,611
5.00%, 01/20/43	193		214,435
5.00%, 04/20/43	46		51,017
5.00%, 05/20/43	31		34,213
5.00%, 11/20/43	119		134,767
5.00%, 01/20/44	156		178,857
5.00%, 03/15/44	3,130		3,471,259
5.00%, 05/20/44	344		393,552
5.00%, 06/20/44	49		55,763
5.00%, 07/20/44	274		313,284
5.00%, 08/20/44	133		152,167
5.00%, 12/20/44	381		436,571
5.00%, 04/20/45	173		197,821
5.00%, 08/20/45	23		26,385
5.00%, 09/20/45	18		20,496
5.00%, 10/20/45	135		154,278
5.00%, 11/20/45	9		10,302
5.00%, 02/20/46	940		1,075,998
5.00%, 04/20/46	176		201,962
5.00%, 05/20/46	16		18,116
5.00%, 07/20/46	18		20,765
5.00%, 04/20/47	207		232,773
5.00%, 07/15/47	486		531,989
5.00%, 08/15/47	254		275,896
5.00%, 09/20/47	34		36,967
5.00%, 03/20/48	883		975,653
5.00%, 04/20/48	6,871		7,570,529
5.00%, 05/20/48	3,930		4,330,289
5.00%, 08/20/48	2,847		3,149,208
5.00%, 09/20/48	3,416		3,795,801
5.00%, 11/20/48	14,615		16,173,935
5.00%, 12/20/48	3,421		3,804,938
5.00%, 01/20/49	11,789		12,876,512
5.00%, 02/20/49	2,828		3,088,811
5.00%, 04/20/49	2,059		2,249,377
5.00%, 06/20/49	4,567		4,988,230
5.00%, 07/20/49	3,906		4,265,988
5.00%, 09/20/49	38		41,531
5.00%, 10/20/49	148		162,642
5.00%, 11/20/49	1,208		1,331,367
5.00%, 02/20/50	1,845		2,033,418
5.00%, 05/20/50	3,555		3,917,068
5.50%, 01/15/24	9		9,562
5.50%, 12/15/31	28		31,179
5.50%, 05/20/32	0	(c)	544
5.50%, 10/15/32	2		2,801

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 11/15/32	$2		$2,515
5.50%, 01/15/33	8		9,457
5.50%, 02/15/33	16		17,655
5.50%, 03/15/33	22		24,805
5.50%, 04/15/33	30		33,758
5.50%, 05/15/33	37		40,958
5.50%, 06/15/33	3		2,913
5.50%, 07/15/33	11		12,398
5.50%, 08/15/33	43		48,550
5.50%, 09/15/33	14		15,967
5.50%, 10/15/33	6		7,337
5.50%, 11/15/33	51		56,389
5.50%, 12/15/33	10		11,095
5.50%, 12/15/33	0	(c)	164
5.50%, 01/15/34	36		41,506
5.50%, 02/15/34	1		1,372
5.50%, 03/15/34	17		18,874
5.50%, 04/15/34	21		24,126
5.50%, 05/15/34	51		59,234
5.50%, 06/15/34	25		27,825
5.50%, 07/15/34	13		14,189
5.50%, 10/15/34	7		7,381
5.50%, 11/15/34	18		20,893
5.50%, 11/20/34	1,220		1,381,514
5.50%, 12/15/34	6		7,287
5.50%, 02/15/35	31		34,838
5.50%, 03/15/35	21		22,629
5.50%, 04/15/35	23		25,203
5.50%, 05/15/35	21		23,424
5.50%, 06/15/35	27		30,248
5.50%, 07/15/35	24		27,115
5.50%, 08/15/35	6		7,188
5.50%, 09/15/35	22		24,998
5.50%, 10/15/35	12		12,698
5.50%, 11/15/35	5		5,245
5.50%, 12/15/35	18		20,536
5.50%, 01/15/36	6		6,482
5.50%, 02/15/36	3		2,897
5.50%, 03/15/36	929		1,052,819
5.50%, 03/20/36	263		296,824
5.50%, 04/15/36	7		7,230
5.50%, 07/15/36	2		2,124
5.50%, 07/20/36	362		407,956
5.50%, 11/20/36	1		723
5.50%, 12/15/36	8		8,829
5.50%, 01/15/37	0	(c)	406
5.50%, 03/15/37	61		66,749
5.50%, 04/15/37	23		25,665
5.50%, 05/15/37	2		2,632
5.50%, 07/15/37	4		4,033
5.50%, 01/15/38	1		1,163
5.50%, 01/20/38	1		1,285
5.50%, 02/15/38	18		19,633
5.50%, 03/15/38	5		5,534
5.50%, 05/15/38	21		22,384
5.50%, 06/15/38	122		136,638
5.50%, 06/20/38	1,396		1,572,034
5.50%, 07/15/38	36		40,098
5.50%, 07/20/38	15		17,297
5.50%, 08/15/38	51		56,514

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 09/15/38	$15		$16,603
5.50%, 09/20/38	10		11,513
5.50%, 10/15/38	828		935,848
5.50%, 10/20/38	44		49,137
5.50%, 11/15/38	25		28,146
5.50%, 11/20/38	1		947
5.50%, 12/15/38	14		16,235
5.50%, 12/20/38	36		41,056
5.50%, 01/15/39	95		105,880
5.50%, 01/20/39	17		19,152
5.50%, 02/15/39	5		5,727
5.50%, 02/20/39	68		76,540
5.50%, 03/20/39	978		1,105,027
5.50%, 04/15/39	11		12,361
5.50%, 05/15/39	2		2,515
5.50%, 11/15/39	6		6,345
5.50%, 12/15/39	240		270,704
5.50%, 01/15/40	2,151		2,431,920
5.50%, 03/15/40	30		33,342
5.50%, 04/15/40	60		65,645
5.50%, 07/20/40	2,054		2,320,342
5.50%, 11/15/40	24		27,164
5.50%, 12/20/40	10		10,984
5.50%, 04/20/41	38		42,789
5.50%, 10/20/41	30		34,479
5.50%, 11/20/41	32		36,586
5.50%, 01/20/42	8		8,620
5.50%, 07/20/42	9		9,815
5.50%, 11/20/42	67		77,068
5.50%, 06/20/43	171		194,981
5.50%, 07/20/43	38		42,706
5.50%, 04/20/44	56		63,406
5.50%, 08/20/44	52		59,174
5.50%, 01/20/47	33		37,504
5.50%, 02/20/47	38		42,450
5.50%, 03/20/48	95		106,094
5.50%, 04/20/48	151		167,941
5.50%, 11/20/48	1,513		1,664,062
6.00%, 01/15/24	1		1,243
6.00%, 01/15/24	0	(c)	75
6.00%, 04/15/26	0	(c)	232
6.00%, 04/15/26	1		1,457
6.00%, 05/15/26	2		2,207
6.00%, 04/15/28	1		644
6.00%, 05/15/28	2		2,641
6.00%, 07/20/28	0	(c)	278
6.00%, 09/15/28	0	(c)	256
6.00%, 09/20/28	0	(c)	397
6.00%, 10/15/28	0	(c)	394
6.00%, 12/15/28	0	(c)	523
6.00%, 12/15/28	1		913
6.00%, 01/15/29	13		14,202
6.00%, 01/15/29	0	(c)	437
6.00%, 02/15/29	32		35,576
6.00%, 02/15/29	0	(c)	153
6.00%, 03/15/29	1		785
6.00%, 04/15/29	0	(c)	133
6.00%, 04/15/29	6		6,209
6.00%, 05/15/29	3		3,255
6.00%, 05/20/29	1		1,056

90	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 06/15/29	$3		$3,261
6.00%, 07/15/29	0	(c)	262
6.00%, 08/20/29	0	(c)	264
6.00%, 06/15/31	1		934
6.00%, 10/15/31	4		4,478
6.00%, 11/15/31	2		2,152
6.00%, 12/15/31	4		5,316
6.00%, 01/15/32	1		691
6.00%, 02/15/32	0	(c)	342
6.00%, 02/15/32	5		5,933
6.00%, 03/15/32	2		1,776
6.00%, 03/15/32	0	(c)	432
6.00%, 04/15/32	4		5,059
6.00%, 05/15/32	0	(c)	624
6.00%, 05/15/32	2		1,788
6.00%, 06/15/32	2		1,881
6.00%, 07/15/32	2		2,003
6.00%, 08/15/32	6		5,782
6.00%, 09/15/32	7		7,639
6.00%, 10/15/32	14		15,755
6.00%, 12/15/32	0	(c)	506
6.00%, 12/15/32	43		48,200
6.00%, 01/15/33	3		2,957
6.00%, 02/15/33	13		14,158
6.00%, 04/15/33	3		2,895
6.00%, 06/15/33	16		18,504
6.00%, 08/15/33	2		1,862
6.00%, 09/15/33	63		72,588
6.00%, 11/15/33	8		8,485
6.00%, 12/15/33	71		80,940
6.00%, 07/15/34	7		7,696
6.00%, 08/15/34	6		6,412
6.00%, 09/15/34	3		2,977
6.00%, 10/15/34	16		18,839
6.00%, 11/15/34	1		714
6.00%, 09/15/35	3		3,825
6.00%, 11/15/35	3		2,979
6.00%, 12/15/35	17		19,499
6.00%, 01/15/36	2		1,718
6.00%, 01/20/36	4		4,658
6.00%, 04/15/36	6		6,316
6.00%, 06/15/36	12		14,071
6.00%, 07/15/36	6		6,988
6.00%, 07/15/36	0	(c)	305
6.00%, 08/15/36	24		28,456
6.00%, 10/15/36	5		5,265
6.00%, 11/15/36	18		20,908
6.00%, 01/15/37	25		28,190
6.00%, 01/20/37	2		1,956
6.00%, 02/15/37	2		2,308
6.00%, 03/15/37	2,026		2,335,510
6.00%, 04/15/37	37		42,595
6.00%, 05/15/37	29		33,697
6.00%, 06/15/37	4		4,872
6.00%, 08/15/37	1		1,509
6.00%, 09/15/37	7		7,964
6.00%, 10/20/37	31		35,868
6.00%, 11/15/37	1		1,479
6.00%, 11/20/37	30		34,633
6.00%, 12/15/37	7		9,204

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 01/15/38	$30		$34,315
6.00%, 02/15/38	15		17,733
6.00%, 02/15/38	0	(c)	224
6.00%, 03/15/38	5		5,415
6.00%, 05/15/38	19		21,049
6.00%, 06/15/38	5		5,227
6.00%, 06/20/38	20		23,213
6.00%, 08/15/38	14		15,539
6.00%, 09/20/38	2,160		2,478,202
6.00%, 10/15/38	2		2,202
6.00%, 11/15/38	8		8,848
6.00%, 11/15/38	0	(c)	120
6.00%, 12/15/38	888		1,022,165
6.00%, 01/15/39	87		98,468
6.00%, 06/15/39	7		8,368
6.00%, 09/15/39	37		40,562
6.00%, 09/20/39	139		161,350
6.00%, 11/15/39	355		407,966
6.00%, 12/15/39	5		6,226
6.00%, 04/20/40	282		326,930
6.00%, 12/15/40	11		12,248
6.00%, 12/20/40	6		6,584
6.00%, 11/20/41	3		3,195
6.00%, 01/20/42	22		26,417
6.00%, 04/20/42	6		6,790
6.00%, 07/20/45	196		226,378
6.00%, 01/20/46	616		713,908
6.00%, 03/18/51(a)	7,000		7,850,938
6.50%, 05/15/23	0	(c)	330
6.50%, 09/15/23	1		931
6.50%, 09/15/23	0	(c)	218
6.50%, 10/15/23	0	(c)	170
6.50%, 11/15/23	0	(c)	300
6.50%, 12/15/23	0	(c)	21
6.50%, 01/15/24	1		678
6.50%, 04/15/24	0	(c)	343
6.50%, 05/15/24	0	(c)	377
6.50%, 07/15/24	0	(c)	663
6.50%, 10/15/24	0	(c)	151
6.50%, 03/15/26	0	(c)	794
6.50%, 04/15/26	0	(c)	445
6.50%, 03/15/28	1		831
6.50%, 03/15/28	0	(c)	165
6.50%, 04/15/28	0	(c)	219
6.50%, 06/15/28	0	(c)	243
6.50%, 08/15/28	0	(c)	111
6.50%, 09/15/28	0	(c)	248
6.50%, 09/15/28	3		2,297
6.50%, 10/15/28	8		9,028
6.50%, 10/15/28	0	(c)	499
6.50%, 10/20/28	1		630
6.50%, 11/15/28	6		6,097
6.50%, 12/15/28	8		8,461
6.50%, 01/15/29	7		8,320
6.50%, 01/15/29	0	(c)	564
6.50%, 02/15/29	0	(c)	243
6.50%, 03/15/29	2		2,222
6.50%, 03/15/29	0	(c)	223
6.50%, 04/15/29	0	(c)	485
6.50%, 04/15/29	3		2,996

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 05/15/29	$0	(c)	$142
6.50%, 05/20/29	0	(c)	495
6.50%, 06/15/29	0	(c)	340
6.50%, 07/15/29	16		17,073
6.50%, 08/15/29	8		8,529
6.50%, 08/15/29	0	(c)	156
6.50%, 09/15/29	1		1,242
6.50%, 12/15/29	0	(c)	170
6.50%, 05/15/31	2		3,344
6.50%, 06/15/31	0	(c)	461
6.50%, 06/15/31	2		2,224
6.50%, 07/15/31	0	(c)	302
6.50%, 09/15/31	0	(c)	1,240
6.50%, 09/15/31	6		6,339
6.50%, 11/15/31	0	(c)	26
6.50%, 11/15/31	30		34,251
6.50%, 12/15/31	9		10,485
6.50%, 01/15/32	3		3,043
6.50%, 02/20/32	0	(c)	261
6.50%, 03/15/32	6		6,257
6.50%, 04/15/32	5		6,426
6.50%, 05/20/32	11		12,176
6.50%, 06/15/32	0	(c)	476
6.50%, 06/15/32	1		1,348
6.50%, 07/15/32	2		2,676
6.50%, 08/15/32	5		5,420
6.50%, 09/15/32	2		2,204
6.50%, 10/15/32	3		3,266
6.50%, 12/15/32	1		1,676
6.50%, 01/15/33	5		5,820
6.50%, 03/15/33	3		4,108
6.50%, 04/15/33	2		2,517
6.50%, 05/15/33	4		3,908
6.50%, 07/15/34	2		1,981
6.50%, 08/15/34	2		2,335
6.50%, 08/20/34	1		1,179
6.50%, 11/15/34	3		3,656
6.50%, 12/15/35	4		4,353
6.50%, 04/15/36	15		17,113
6.50%, 10/15/36	22		24,321
6.50%, 05/15/37	36		39,136
6.50%, 07/15/37	4		4,646
6.50%, 08/15/37	0	(c)	351
6.50%, 11/15/37	7		7,467
6.50%, 12/15/37	7		7,849
6.50%, 01/15/38	2		2,008
6.50%, 05/15/38	3		3,047
6.50%, 08/20/38	10		12,421
6.50%, 09/15/38	4		3,922
6.50%, 10/20/38	943		1,118,882
6.50%, 11/15/38	12		14,388
6.50%, 12/15/38	15		17,529
6.50%, 01/15/39	0	(c)	474
7.00%, 11/15/22	0	(c)	354
7.00%, 06/15/23	0	(c)	273
7.00%, 07/15/23	0	(c)	681
7.00%, 08/15/23	0	(c)	1,001
7.00%, 08/15/23	2		1,777
7.00%, 09/15/23	0	(c)	106
7.00%, 10/15/23	0	(c)	418

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 11/15/23	$1		$1,135
7.00%, 11/15/23	0	(c)	227
7.00%, 12/15/23	0	(c)	492
7.00%, 01/15/24	0	(c)	354
7.00%, 04/15/24	0	(c)	420
7.00%, 05/15/24	0	(c)	891
7.00%, 06/15/24	0	(c)	442
7.00%, 09/15/24	1		706
7.00%, 10/15/24	1		1,293
7.00%, 11/15/24	0	(c)	495
7.00%, 01/15/25	0	(c)	154
7.00%, 07/15/25	0	(c)	225
7.00%, 10/15/25	0	(c)	197
7.00%, 12/15/25	0	(c)	51
7.00%, 12/15/25	1		891
7.00%, 01/15/26	0	(c)	185
7.00%, 02/15/26	0	(c)	351
7.00%, 04/15/26	0	(c)	188
7.00%, 04/15/26	1		562
7.00%, 06/15/26	1		1,185
7.00%, 11/15/26	0	(c)	483
7.00%, 02/15/27	0	(c)	193
7.00%, 05/15/27	1		579
7.00%, 06/15/27	1		1,018
7.00%, 10/15/27	1		869
7.00%, 11/15/27	1		1,427
7.00%, 11/15/27	0	(c)	98
7.00%, 12/15/27	2		2,122
7.00%, 12/15/27	0	(c)	615
7.00%, 01/15/28	1		925
7.00%, 02/15/28	0	(c)	54
7.00%, 03/15/28	0	(c)	408
7.00%, 03/15/28	1		786
7.00%, 04/15/28	0	(c)	718
7.00%, 04/15/28	1		665
7.00%, 06/15/28	3		2,842
7.00%, 06/15/28	0	(c)	872
7.00%, 07/15/28	1		893
7.00%, 07/15/28	0	(c)	12
7.00%, 08/15/28	1		892
7.00%, 08/15/28	0	(c)	509
7.00%, 09/15/28	5		4,473
7.00%, 09/15/28	0	(c)	210
7.00%, 10/15/28	0	(c)	475
7.00%, 11/15/28	5		5,609
7.00%, 11/15/28	0	(c)	1,083
7.00%, 12/15/28	0	(c)	502
7.00%, 12/15/28	1		1,557
7.00%, 03/15/29	6		6,888
7.00%, 04/15/29	0	(c)	590
7.00%, 05/15/29	0	(c)	155
7.00%, 06/15/29	1		756
7.00%, 07/15/29	0	(c)	434
7.00%, 08/15/29	0	(c)	535
7.00%, 08/15/29	2		2,331
7.00%, 11/15/29	0	(c)	115
7.00%, 12/15/29	1		868
7.00%, 12/15/30	1		1,643
7.00%, 02/15/31	1		1,373
7.00%, 07/15/31	4		4,789

92	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 07/15/31	$0	(c)	$365
7.00%, 08/15/31	0	(c)	880
7.00%, 08/15/31	1		1,435
7.00%, 09/15/31	0	(c)	441
7.00%, 09/15/31	2		2,403
7.00%, 10/15/31	0	(c)	179
7.00%, 11/15/31	2		1,859
7.00%, 02/15/32	2		1,659
7.00%, 02/15/32	0	(c)	138
7.00%, 04/15/32	3		3,153
7.00%, 05/15/32	2		2,003
7.00%, 12/15/37	8		8,587
7.50%, 04/15/22	0	(c)	23
7.50%, 05/15/22	0	(c)	246
7.50%, 12/15/22	0	(c)	74
7.50%, 01/15/23	0	(c)	438
7.50%, 06/15/23	0	(c)	92
7.50%, 07/15/23	0	(c)	112
7.50%, 08/15/23	0	(c)	25
7.50%, 11/15/23	0	(c)	155
7.50%, 12/15/23	0	(c)	133
7.50%, 02/15/24	0	(c)	705
7.50%, 04/15/24	0	(c)	532
7.50%, 05/15/24	1		1,171
7.50%, 05/15/24	0	(c)	842
7.50%, 06/15/24	0	(c)	758
7.50%, 08/15/25	0	(c)	69
7.50%, 09/15/25	0	(c)	665
7.50%, 09/15/25	1		689
7.50%, 11/15/25	0	(c)	119
7.50%, 12/15/25	0	(c)	299
7.50%, 03/15/26	1		1,507
7.50%, 03/15/26	0	(c)	28
7.50%, 06/15/26	0	(c)	507
7.50%, 08/15/26	0	(c)	148
7.50%, 01/15/27	0	(c)	270
7.50%, 06/15/27	0	(c)	481
7.50%, 10/15/27	0	(c)	1,000
7.50%, 12/15/27	1		1,048
7.50%, 01/15/28	0	(c)	132
7.50%, 06/15/28	2		2,213
7.50%, 07/15/28	4		4,899
7.50%, 08/15/28	0	(c)	381
7.50%, 09/15/28	0	(c)	218
7.50%, 12/15/28	0	(c)	137
7.50%, 01/15/29	0	(c)	62
7.50%, 03/15/29	1		1,468
7.50%, 04/15/29	0	(c)	200
7.50%, 08/15/29	1		554
7.50%, 09/15/29	0	(c)	121
7.50%, 10/15/29	0	(c)	191
7.50%, 11/15/29	0	(c)	129
7.50%, 12/15/29	2		2,437
7.50%, 08/15/30	3		3,532
7.50%, 11/15/30	0	(c)	41
7.50%, 12/15/30	1		692
7.50%, 03/15/32	1		1,311
8.00%, 12/15/21	0	(c)	37
8.00%, 01/15/22	0	(c)	4
8.00%, 04/15/22	0	(c)	49

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 07/15/22	$0	(c)	$71
8.00%, 08/15/22	0	(c)	51
8.00%, 02/15/23	0	(c)	312
8.00%, 02/15/23	1		638
8.00%, 03/15/23	0	(c)	64
8.00%, 10/15/23	0	(c)	398
8.00%, 12/15/23	0	(c)	487
8.00%, 03/15/24	0	(c)	105
8.00%, 04/15/24	0	(c)	62
8.00%, 06/15/25	0	(c)	101
8.00%, 07/15/25	0	(c)	801
8.00%, 08/15/25	1		653
8.00%, 09/15/25	0	(c)	215
8.00%, 10/15/25	1		770
8.00%, 11/15/25	0	(c)	415
8.00%, 04/15/26	1		1,251
8.00%, 05/15/26	0	(c)	380
8.00%, 06/15/26	0	(c)	531
8.00%, 07/15/26	1		562
8.00%, 07/15/26	0	(c)	38
8.00%, 08/15/26	0	(c)	242
8.00%, 09/15/26	0	(c)	458
8.00%, 09/15/26	1		840
8.00%, 02/15/27	1		671
8.00%, 08/15/27	2		1,684
8.00%, 12/15/27	0	(c)	325
8.00%, 04/15/28	0	(c)	64
8.00%, 08/20/29	0	(c)	118
8.00%, 09/15/29	1		658
8.00%, 10/15/29	0	(c)	433
8.00%, 01/15/30	0	(c)	62
8.00%, 02/15/30	0	(c)	302
8.00%, 06/15/30	0	(c)	463
8.00%, 06/20/30	0	(c)	79
8.00%, 12/15/30	2		2,611
8.00%, 07/15/31	0	(c)	158
8.00%, 08/15/31	0	(c)	462
8.00%, 03/15/32	1		1,332
8.50%, 06/15/21	0	(c)	4
8.50%, 09/15/21	0	(c)	51
8.50%, 11/15/21	0	(c)	6
8.50%, 01/15/22	0	(c)	16
8.50%, 04/15/22	0	(c)	432
8.50%, 06/15/22	0	(c)	49
8.50%, 08/15/22	0	(c)	44
8.50%, 09/15/22	0	(c)	37
8.50%, 12/15/22	0	(c)	321
8.50%, 05/15/23	0	(c)	98
8.50%, 08/15/24	0	(c)	261
8.50%, 09/15/24	0	(c)	189
8.50%, 10/15/24	0	(c)	44
8.50%, 03/15/25	1		853
8.50%, 04/15/25	0	(c)	157
8.50%, 09/15/26	0	(c)	358
8.50%, 01/15/27	0	(c)	89
8.50%, 07/15/27	0	(c)	263
8.50%, 08/15/27	1		762
8.50%, 02/15/30	1		1,210
8.50%, 06/15/30	0	(c)	53
8.50%, 07/15/30	0	(c)	461

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.50%, 08/15/30	$0	(c)	$295
8.50%, 04/15/31	0	(c)	90
9.00%, 12/15/21	0	(c)	2
9.00%, 08/15/24	0	(c)	177
9.00%, 10/15/24	0	(c)	105
9.00%, 11/15/24	0	(c)	123
9.00%, 03/15/25	1		554
9.00%, 05/15/25	0	(c)	185
9.50%, 08/15/22	0	(c)	1
9.50%, 12/15/24	0	(c)	186
9.50%, 01/15/25	0	(c)	143
9.50%, 02/15/25	0	(c)	389
9.50%, 06/15/25	0	(c)	63
Uniform Mortgage-Backed Securities
1.50%, 02/01/51	1,788		1,755,211
1.50%, 03/11/51(a)	299,975		294,713,720
1.50%, 04/14/51(a)	60,000		58,829,297
2.00%, 05/01/26	511		528,066
2.00%, 08/01/28	317		328,426
2.00%, 11/01/28	59		60,732
2.00%, 01/01/29	9		9,462
2.00%, 05/01/29	447		465,392
2.00%, 01/01/30	72		74,904
2.00%, 04/01/30	93		96,360
2.00%, 11/01/31	511		528,795
2.00%, 01/01/32	155		160,085
2.00%, 02/01/32	56		58,300
2.00%, 03/01/32	475		491,421
2.00%, 04/01/32	128		132,685
2.00%, 07/01/32	31		31,594
2.00%, 11/01/32	10		10,305
2.00%, 06/01/35	1,950		2,017,219
2.00%, 12/01/35	1,570		1,629,732
2.00%, 01/01/36	2,969		3,098,698
2.00%, 03/16/36(a)	426,697		441,501,666
2.00%, 03/11/51(a)	2,020,173		2,040,611,474
2.00%, 04/14/51(a)	686,750		692,235,951
2.50%, 07/01/22	275		277,027
2.50%, 05/01/23	215		224,869
2.50%, 03/01/25	326		341,002
2.50%, 11/01/26	19		20,179
2.50%, 03/01/27	763		799,797
2.50%, 05/01/27	4,171		4,371,342
2.50%, 07/01/27	52		53,654
2.50%, 09/01/27	1,263		1,322,003
2.50%, 10/01/27	4,245		4,448,895
2.50%, 11/01/27	1,650		1,726,994
2.50%, 12/01/27	714		747,602
2.50%, 01/01/28	3,716		3,889,574
2.50%, 02/01/28	2,405		2,526,738
2.50%, 03/01/28	5,766		6,049,988
2.50%, 04/01/28	3,966		4,149,968
2.50%, 05/01/28	1,290		1,351,043
2.50%, 06/01/28	3,106		3,250,516
2.50%, 07/01/28	1,159		1,213,320
2.50%, 08/01/28	842		882,584
2.50%, 09/01/28	4,565		4,789,378
2.50%, 10/01/28	470		491,659
2.50%, 12/01/28	212		223,156
2.50%, 05/01/29	26		27,447

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 06/01/29	$463	$484,955
2.50%, 09/01/29	365	381,814
2.50%, 11/01/29	25	26,280
2.50%, 12/01/29	2,128	2,226,120
2.50%, 01/01/30	3,998	4,203,068
2.50%, 02/01/30	5,392	5,738,082
2.50%, 03/01/30	16	16,322
2.50%, 04/01/30	2,577	2,700,975
2.50%, 05/01/30	23,806	25,047,444
2.50%, 06/01/30	52,979	55,554,706
2.50%, 07/01/30	18,557	19,450,646
2.50%, 08/01/30	9,941	10,412,200
2.50%, 09/01/30	2,672	2,801,106
2.50%, 10/01/30	1,067	1,118,572
2.50%, 11/01/30	679	715,588
2.50%, 12/01/30	1,799	1,886,320
2.50%, 01/01/31	84	87,455
2.50%, 02/01/31	1,486	1,555,995
2.50%, 03/01/31	4,866	5,109,366
2.50%, 04/01/31	4,564	4,809,998
2.50%, 05/01/31	5,428	5,690,164
2.50%, 06/01/31	1,113	1,179,653
2.50%, 07/01/31	5,203	5,454,885
2.50%, 08/01/31	711	751,817
2.50%, 09/01/31	4,161	4,374,632
2.50%, 10/01/31	21,920	22,959,683
2.50%, 11/01/31	14,596	15,422,039
2.50%, 12/01/31	6,830	7,160,673
2.50%, 01/01/32	19,514	20,609,124
2.50%, 02/01/32	14,392	15,227,399
2.50%, 03/01/32	7,920	8,301,646
2.50%, 04/01/32	19,538	20,695,185
2.50%, 05/01/32	26,348	27,627,971
2.50%, 06/01/32	2,563	2,686,618
2.50%, 07/01/32	16,943	18,002,120
2.50%, 08/01/32	32	33,520
2.50%, 09/01/32	1,734	1,835,956
2.50%, 10/01/32	4,718	4,962,956
2.50%, 11/01/32	3,401	3,561,417
2.50%, 12/01/32	5,929	6,209,298
2.50%, 01/01/33	41,508	43,570,301
2.50%, 02/01/33	2,149	2,264,450
2.50%, 04/01/33	1,061	1,123,676
2.50%, 06/01/34	926	967,368
2.50%, 07/01/34	238	248,825
2.50%, 08/01/34	473	494,489
2.50%, 09/01/34	7,114	7,532,963
2.50%, 10/01/34	14,086	14,961,030
2.50%, 11/01/34	13,640	14,510,235
2.50%, 12/01/34	7,518	8,010,538
2.50%, 01/01/35	15,914	16,873,139
2.50%, 05/01/35	1,212	1,283,659
2.50%, 07/01/35	28,988	30,861,035
2.50%, 08/01/35	7,008	7,393,925
2.50%, 10/01/35	19,317	20,526,687
2.50%, 03/16/36(a)	44,898	46,945,343
2.50%, 10/01/42	581	607,608
2.50%, 11/01/42	321	335,457
2.50%, 12/01/42	35	37,078
2.50%, 01/01/43	1,331	1,391,770

94	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 02/01/43	$2,116		$2,212,912
2.50%, 03/01/43	1,481		1,548,540
2.50%, 04/01/43	7,040		7,359,491
2.50%, 06/01/43	3,580		3,743,405
2.50%, 07/01/43	51		52,794
2.50%, 08/01/43	497		519,961
2.50%, 04/01/45	321		333,619
2.50%, 05/01/45	389		404,160
2.50%, 07/01/45	70		73,186
2.50%, 03/01/46	2,848		2,959,103
2.50%, 05/01/46	81		83,497
2.50%, 07/01/46	133		137,809
2.50%, 08/01/46	787		816,756
2.50%, 09/01/46	360		374,072
2.50%, 10/01/46	230		239,137
2.50%, 11/01/46	10		10,651
2.50%, 12/01/46	416		432,333
2.50%, 01/01/47	55		57,639
2.50%, 02/01/47	3,294		3,420,339
2.50%, 04/01/47	5,430		5,638,776
2.50%, 07/01/49	9,779		10,177,833
2.50%, 04/01/50	3,018		3,150,271
2.50%, 06/01/50	31,039		32,389,493
2.50%, 07/01/50	37,925		39,914,106
2.50%, 08/01/50	59,353		62,082,702
2.50%, 09/01/50	228,820		238,976,551
2.50%, 10/01/50	155,846		161,836,887
2.50%, 11/01/50	192,056		199,774,850
2.50%, 12/01/50	9,032		9,402,189
2.50%, 01/01/51	3,210		3,383,135
2.50%, 02/01/51	65,359		67,941,830
2.50%, 03/11/51(a)	208,247		215,893,570
2.50%, 04/14/51(a)	367,975		380,703,196
3.00%, 04/01/21	0	(c)	22
3.00%, 05/01/21	0	(c)	104
3.00%, 08/01/21	11		11,127
3.00%, 09/01/21	1		1,275
3.00%, 10/01/21	6		5,863
3.00%, 02/01/22	1		1,465
3.00%, 03/01/22	1		691
3.00%, 07/01/22	24		24,114
3.00%, 09/01/22	2		1,971
3.00%, 12/01/22	7		6,557
3.00%, 11/01/25	33		34,886
3.00%, 12/01/25	41		43,004
3.00%, 01/01/26	509		537,829
3.00%, 02/01/26	645		680,823
3.00%, 07/01/26	11		11,351
3.00%, 09/01/26	63		66,591
3.00%, 10/01/26	17		17,764
3.00%, 11/01/26	1,916		2,027,884
3.00%, 12/01/26	3,522		3,725,584
3.00%, 01/01/27	3,086		3,264,769
3.00%, 02/01/27	78		81,947
3.00%, 03/01/27	279		295,613
3.00%, 04/01/27	114		121,040
3.00%, 06/01/27	1,400		1,481,932
3.00%, 07/01/27	2,563		2,716,079
3.00%, 08/01/27	4,553		4,821,353
3.00%, 09/01/27	5		5,574

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/27	$708	$750,358
3.00%, 11/01/27	6,699	7,098,263
3.00%, 01/01/28	2,119	2,245,796
3.00%, 03/01/28	432	458,530
3.00%, 04/01/28	964	1,022,188
3.00%, 05/01/28	812	863,215
3.00%, 08/01/28	2,981	3,162,548
3.00%, 09/01/28	433	460,972
3.00%, 11/01/28	4,184	4,436,094
3.00%, 12/01/28	70	74,172
3.00%, 01/01/29	1,353	1,431,065
3.00%, 02/01/29	756	802,761
3.00%, 03/01/29	783	833,031
3.00%, 04/01/29	7,175	7,651,844
3.00%, 05/01/29	422	448,106
3.00%, 06/01/29	19	20,267
3.00%, 07/01/29	1,209	1,289,631
3.00%, 08/01/29	2,079	2,212,349
3.00%, 09/01/29	642	683,954
3.00%, 10/01/29	4,914	5,226,166
3.00%, 11/01/29	6,603	7,036,725
3.00%, 12/01/29	568	603,636
3.00%, 01/01/30	853	906,368
3.00%, 02/01/30	4,485	4,810,020
3.00%, 03/01/30	49,848	52,825,356
3.00%, 04/01/30	10,059	10,697,358
3.00%, 05/01/30	7,002	7,455,004
3.00%, 06/01/30	3,511	3,742,145
3.00%, 07/01/30	8,721	9,281,430
3.00%, 08/01/30	977	1,044,183
3.00%, 09/01/30	4,478	4,760,439
3.00%, 10/01/30	4,327	4,617,074
3.00%, 11/01/30	1,925	2,077,692
3.00%, 01/01/31	7,247	7,748,156
3.00%, 02/01/31	9,163	9,809,635
3.00%, 03/01/31	16,601	17,722,568
3.00%, 04/01/31	876	942,422
3.00%, 05/01/31	15,715	16,723,810
3.00%, 06/01/31	7,627	8,175,769
3.00%, 07/01/31	1,145	1,212,250
3.00%, 08/01/31	235	252,803
3.00%, 09/01/31	9,916	10,561,187
3.00%, 12/01/31	5,273	5,629,664
3.00%, 01/01/32	10,912	11,647,913
3.00%, 02/01/32	17,611	18,968,983
3.00%, 03/01/32	6,858	7,380,856
3.00%, 04/01/32	5,675	6,105,843
3.00%, 05/01/32	2,118	2,276,318
3.00%, 06/01/32	10,394	11,042,359
3.00%, 07/01/32	3,237	3,489,231
3.00%, 08/01/32	4,514	4,863,023
3.00%, 09/01/32	19,062	20,351,929
3.00%, 10/01/32	1,072	1,150,719
3.00%, 11/01/32	7,165	7,748,732
3.00%, 12/01/32	29,057	31,063,905
3.00%, 01/01/33	942	1,018,359
3.00%, 02/01/33	6,324	6,801,239
3.00%, 03/01/33	2,736	2,921,253
3.00%, 04/01/33	1,475	1,580,910
3.00%, 05/01/33	4,621	4,892,275

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/33	$741	$783,977
3.00%, 10/01/33	10,321	10,916,331
3.00%, 02/01/34	9,667	10,235,663
3.00%, 05/01/34	1,685	1,813,640
3.00%, 06/01/34	5,997	6,459,016
3.00%, 07/01/34	11,518	12,390,368
3.00%, 08/01/34	5,198	5,614,116
3.00%, 09/01/34	5,418	5,874,035
3.00%, 10/01/34	9,634	10,305,358
3.00%, 11/01/34	10,001	10,757,750
3.00%, 12/01/34	4,367	4,730,629
3.00%, 01/01/35	8,056	8,687,287
3.00%, 02/01/35	13,057	13,844,026
3.00%, 03/01/35	4,396	4,765,007
3.00%, 04/01/35	1,927	2,092,915
3.00%, 12/01/35	24,613	26,096,028
3.00%, 03/16/36(a)	32,046	33,833,566
3.00%, 12/01/36	4,553	4,822,592
3.00%, 01/01/37	10,128	10,703,943
3.00%, 02/01/37	10,978	11,601,302
3.00%, 05/01/41	987	1,044,342
3.00%, 04/01/42	41	44,341
3.00%, 08/01/42	1,261	1,348,768
3.00%, 09/01/42	5,611	6,006,127
3.00%, 10/01/42	6,092	6,525,232
3.00%, 11/01/42	25,047	26,802,944
3.00%, 12/01/42	46,832	50,122,529
3.00%, 01/01/43	23,155	24,780,035
3.00%, 02/01/43	6,657	7,132,693
3.00%, 03/01/43	18,833	20,070,456
3.00%, 04/01/43	14,543	15,597,062
3.00%, 05/01/43	20,084	21,465,174
3.00%, 06/01/43	7,002	7,495,926
3.00%, 07/01/43	2,423	2,587,126
3.00%, 08/01/43	18,517	19,784,941
3.00%, 09/01/43	27,329	29,188,582
3.00%, 10/01/43	892	953,545
3.00%, 11/01/43	61	64,624
3.00%, 12/01/43	1,021	1,089,726
3.00%, 01/01/44	21,979	23,474,080
3.00%, 02/01/44	19,175	20,553,986
3.00%, 07/01/44	71,525	76,391,673
3.00%, 10/01/44	51,517	55,022,430
3.00%, 11/01/44	5,348	5,803,944
3.00%, 12/01/44	217	230,921
3.00%, 01/01/45	6,759	7,219,238
3.00%, 02/01/45	4,315	4,580,376
3.00%, 03/01/45	1,438	1,532,984
3.00%, 04/01/45	4,063	4,332,615
3.00%, 05/01/45	29,742	31,615,679
3.00%, 06/01/45	56	58,823
3.00%, 07/01/45	7,479	8,027,401
3.00%, 08/01/45	9,705	10,369,636
3.00%, 09/01/45	1,491	1,578,461
3.00%, 10/01/45	680	725,681
3.00%, 12/01/45	1,537	1,628,855
3.00%, 01/01/46	8,007	8,485,128
3.00%, 02/01/46	2,645	2,802,093
3.00%, 03/01/46	1,413	1,496,913
3.00%, 04/01/46	6,406	6,784,482

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/46	$4,602	$4,885,517
3.00%, 06/01/46	5,285	5,623,721
3.00%, 07/01/46	127,641	135,228,001
3.00%, 08/01/46	22,848	24,244,809
3.00%, 09/01/46	3,401	3,622,152
3.00%, 10/01/46	67,906	71,979,507
3.00%, 11/01/46	64,910	68,829,177
3.00%, 12/01/46	180,802	191,503,913
3.00%, 01/01/47	83,391	88,500,277
3.00%, 02/01/47	89,150	95,028,269
3.00%, 03/01/47	31,592	33,554,774
3.00%, 04/01/47	35,223	37,371,961
3.00%, 05/01/47	1,439	1,516,024
3.00%, 07/01/47	24,775	26,224,658
3.00%, 08/01/47	1,899	2,009,805
3.00%, 10/01/47	539	576,527
3.00%, 11/01/47	353	375,571
3.00%, 12/01/47	32,367	34,213,740
3.00%, 01/01/48	571	607,801
3.00%, 03/01/48	15,907	16,845,988
3.00%, 04/01/48	53	55,066
3.00%, 05/01/48	241	255,522
3.00%, 11/01/48	34,498	36,339,696
3.00%, 02/01/49	433	458,767
3.00%, 04/01/49	9,077	9,664,657
3.00%, 05/01/49	20,013	21,322,161
3.00%, 06/01/49	5,022	5,309,798
3.00%, 07/01/49	4,871	5,163,493
3.00%, 08/01/49	16,568	17,585,239
3.00%, 09/01/49	11,531	12,240,530
3.00%, 10/01/49	55,550	58,850,851
3.00%, 11/01/49	33,086	35,038,033
3.00%, 12/01/49	104,522	109,752,717
3.00%, 01/01/50	34,633	36,918,199
3.00%, 02/01/50	89,432	94,388,093
3.00%, 03/01/50	52,932	56,024,014
3.00%, 04/01/50	58,042	61,235,480
3.00%, 05/01/50	24,155	25,732,454
3.00%, 06/01/50	4,457	4,801,126
3.00%, 07/01/50	113,272	119,953,733
3.00%, 08/01/50	67,374	70,989,088
3.00%, 09/01/50	53,250	55,972,145
3.00%, 03/11/51(a)	2,044	2,139,124
3.00%, 04/14/51(a)	25	26,171
3.50%, 03/01/23	3	2,954
3.50%, 08/01/25	58	61,214
3.50%, 09/01/25	560	597,880
3.50%, 10/01/25	345	367,792
3.50%, 11/01/25	96	102,390
3.50%, 12/01/25	1,470	1,571,321
3.50%, 01/01/26	192	205,968
3.50%, 02/01/26	135	143,738
3.50%, 03/01/26	114	120,900
3.50%, 04/01/26	428	457,006
3.50%, 05/01/26	71	75,331
3.50%, 06/01/26	76	80,671
3.50%, 07/01/26	4	3,828
3.50%, 08/01/26	190	202,748
3.50%, 09/01/26	8,371	8,946,787
3.50%, 10/01/26	171	182,239

96	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/26	$69	$73,433
3.50%, 01/01/27	487	520,617
3.50%, 02/01/27	31	33,356
3.50%, 03/01/27	683	731,242
3.50%, 04/01/27	1,222	1,306,152
3.50%, 07/01/27	637	681,513
3.50%, 01/01/28	617	657,764
3.50%, 07/01/28	1,043	1,115,861
3.50%, 10/01/28	630	680,769
3.50%, 11/01/28	145	156,883
3.50%, 12/01/28	271	292,396
3.50%, 01/01/29	363	392,061
3.50%, 03/01/29	626	676,834
3.50%, 05/01/29	169	182,600
3.50%, 07/01/29	18	19,551
3.50%, 08/01/29	78	84,616
3.50%, 09/01/29	394	425,768
3.50%, 10/01/29	30	32,664
3.50%, 11/01/29	3,347	3,616,296
3.50%, 12/01/29	2,011	2,172,941
3.50%, 04/01/30	382	412,533
3.50%, 08/01/30	386	417,144
3.50%, 11/01/30	615	666,310
3.50%, 02/01/31	58	62,594
3.50%, 03/01/31	2,499	2,689,295
3.50%, 04/01/31	740	808,857
3.50%, 05/01/31	339	367,957
3.50%, 06/01/31	10,132	11,004,418
3.50%, 07/01/31	3,833	4,172,293
3.50%, 08/01/31	1,940	2,114,955
3.50%, 09/01/31	357	387,197
3.50%, 12/01/31	1,616	1,761,012
3.50%, 01/01/32	6,842	7,448,058
3.50%, 02/01/32	1,643	1,789,769
3.50%, 03/01/32	1,190	1,296,834
3.50%, 04/01/32	5,284	5,745,755
3.50%, 05/01/32	6,810	7,440,484
3.50%, 06/01/32	2,309	2,527,283
3.50%, 07/01/32	4,265	4,638,522
3.50%, 08/01/32	1,934	2,122,619
3.50%, 09/01/32	983	1,065,745
3.50%, 11/01/32	7,143	7,794,589
3.50%, 12/01/32	913	997,451
3.50%, 01/01/33	1,564	1,716,063
3.50%, 02/01/33	3,249	3,552,468
3.50%, 03/01/33	9,564	10,398,225
3.50%, 04/01/33	1,001	1,098,831
3.50%, 05/01/33	1,053	1,148,089
3.50%, 09/01/33	2,986	3,249,200
3.50%, 10/01/33	602	658,685
3.50%, 11/01/33	650	701,643
3.50%, 01/01/34	6,203	6,732,388
3.50%, 02/01/34	2,981	3,242,898
3.50%, 03/01/34	9,324	10,126,246
3.50%, 04/01/34	15,995	17,416,552
3.50%, 05/01/34	9,753	10,666,549
3.50%, 06/01/34	3,331	3,648,120
3.50%, 07/01/34	16,115	17,349,094
3.50%, 08/01/34	882	959,349
3.50%, 09/01/34	786	857,276

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/01/34	$2,932	$3,193,621
3.50%, 11/01/34	5,634	6,167,451
3.50%, 12/01/34	5,314	5,793,384
3.50%, 02/01/35	1,017	1,106,702
3.50%, 04/01/35	1,428	1,547,425
3.50%, 05/01/35	1,840	1,971,579
3.50%, 06/01/35	12,838	14,069,526
3.50%, 02/01/36	1,118	1,212,071
3.50%, 01/01/38	6,633	7,075,644
3.50%, 02/01/38	3,867	4,125,099
3.50%, 10/01/40	31	33,403
3.50%, 11/01/40	386	417,123
3.50%, 12/01/40	1,112	1,200,997
3.50%, 01/01/41	100	107,739
3.50%, 02/01/41	28	30,102
3.50%, 03/01/41	66	71,380
3.50%, 06/01/41	31	33,840
3.50%, 09/01/41	1,175	1,276,650
3.50%, 10/01/41	19	20,826
3.50%, 11/01/41	283	307,051
3.50%, 12/01/41	547	593,950
3.50%, 01/01/42	419	454,090
3.50%, 02/01/42	1,644	1,786,167
3.50%, 03/01/42	21,953	23,730,316
3.50%, 04/01/42	607	657,375
3.50%, 05/01/42	4,415	4,787,149
3.50%, 06/01/42	375	405,656
3.50%, 07/01/42	2,060	2,264,677
3.50%, 08/01/42	24,955	26,989,544
3.50%, 09/01/42	7,329	7,943,242
3.50%, 10/01/42	22,275	24,078,625
3.50%, 11/01/42	2,354	2,582,130
3.50%, 12/01/42	17,317	18,701,509
3.50%, 01/01/43	1,205	1,304,430
3.50%, 04/01/43	1,077	1,172,026
3.50%, 05/01/43	4,972	5,394,413
3.50%, 06/01/43	12,501	13,595,051
3.50%, 07/01/43	2,820	3,080,405
3.50%, 08/01/43	647	702,665
3.50%, 09/01/43	354	385,240
3.50%, 11/01/43	409	444,241
3.50%, 01/01/44	551	595,764
3.50%, 02/01/44	666	724,119
3.50%, 04/01/44	11,546	12,726,306
3.50%, 05/01/44	42	44,872
3.50%, 06/01/44	39	41,480
3.50%, 09/01/44	2,386	2,593,952
3.50%, 10/01/44	9,095	9,925,626
3.50%, 11/01/44	1,158	1,253,999
3.50%, 12/01/44	1,624	1,774,477
3.50%, 01/01/45	623	678,910
3.50%, 02/01/45	19,446	21,112,588
3.50%, 03/01/45	3,325	3,622,937
3.50%, 04/01/45	3,330	3,618,222
3.50%, 05/01/45	1,775	1,907,144
3.50%, 06/01/45	5,881	6,353,213
3.50%, 07/01/45	15,527	16,811,330
3.50%, 08/01/45	18,685	20,191,020
3.50%, 09/01/45	51,252	55,335,572
3.50%, 10/01/45	8,758	9,509,373

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/45	$3,392		$3,646,950
3.50%, 12/01/45	11,085		11,917,552
3.50%, 01/01/46	30,285		33,035,661
3.50%, 02/01/46	63,217		67,966,136
3.50%, 03/01/46	20,071		21,554,408
3.50%, 04/01/46	21,248		23,162,366
3.50%, 05/01/46	8,298		8,929,085
3.50%, 06/01/46	16,355		17,558,309
3.50%, 07/01/46	61,018		65,684,732
3.50%, 08/01/46	6,064		6,549,173
3.50%, 09/01/46	15,054		16,340,266
3.50%, 10/01/46	31,173		33,557,376
3.50%, 11/01/46	31,072		33,717,148
3.50%, 12/01/46	88,794		96,074,484
3.50%, 01/01/47	59,910		64,563,913
3.50%, 02/01/47	29,915		32,172,911
3.50%, 03/01/47	2,784		3,071,903
3.50%, 04/01/47	16,451		17,684,526
3.50%, 05/01/47	30,914		33,519,436
3.50%, 06/01/47	22,921		24,599,359
3.50%, 07/01/47	83,085		88,756,042
3.50%, 08/01/47	84,749		90,939,347
3.50%, 09/01/47	9,188		9,855,666
3.50%, 10/01/47	7,008		7,517,596
3.50%, 11/01/47	51,559		55,218,184
3.50%, 12/01/47	40,204		43,344,934
3.50%, 01/01/48	88,170		94,328,070
3.50%, 02/01/48	82,195		88,088,689
3.50%, 03/01/48	41,254		44,276,150
3.50%, 04/01/48	16,748		17,954,782
3.50%, 05/01/48	884		939,091
3.50%, 06/01/48	17,377		18,781,492
3.50%, 07/01/48	27,576		29,549,184
3.50%, 08/01/48	655		700,781
3.50%, 09/01/48	2,882		3,124,069
3.50%, 10/01/48	4,419		4,693,197
3.50%, 11/01/48	66,244		71,234,976
3.50%, 01/01/49	30,866		32,784,745
3.50%, 02/01/49	2,097		2,249,656
3.50%, 03/01/49	5,852		6,394,220
3.50%, 04/01/49	8,683		9,464,259
3.50%, 05/01/49	39,354		42,360,916
3.50%, 06/01/49	24,751		26,859,754
3.50%, 07/01/49	54,997		59,111,087
3.50%, 08/01/49	6,560		7,098,602
3.50%, 09/01/49	21,261		22,978,573
3.50%, 10/01/49	8,357		8,959,436
3.50%, 11/01/49	3,806		4,149,767
3.50%, 12/01/49	5,117		5,577,228
3.50%, 01/01/50	32,564		35,017,791
3.50%, 02/01/50	6,156		6,677,830
3.50%, 06/01/50	36,490		39,662,033
3.50%, 07/01/50	5,777		6,343,033
3.50%, 03/11/51(a)	174		184,142
3.50%, 04/14/51(a)	25		26,523
4.00%, 04/01/21	0	(c)	11
4.00%, 02/01/22	2		1,687
4.00%, 03/01/22	7		7,022
4.00%, 03/01/22	0	(c)	38
4.00%, 04/01/23	4		3,780

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/24	$5	$4,898
4.00%, 03/01/24	409	435,109
4.00%, 04/01/24	199	211,742
4.00%, 05/01/24	12	12,388
4.00%, 06/01/24	25	26,939
4.00%, 07/01/24	81	86,180
4.00%, 08/01/24	10	9,951
4.00%, 09/01/24	21	22,220
4.00%, 10/01/24	31	32,691
4.00%, 11/01/24	6	5,648
4.00%, 12/01/24	29	31,298
4.00%, 01/01/25	10	10,392
4.00%, 02/01/25	19	19,664
4.00%, 03/01/25	44	46,980
4.00%, 04/01/25	41	43,726
4.00%, 05/01/25	67	71,664
4.00%, 06/01/25	11	12,392
4.00%, 07/01/25	135	143,889
4.00%, 08/01/25	12	12,068
4.00%, 09/01/25	974	1,039,754
4.00%, 10/01/25	1,232	1,314,327
4.00%, 11/01/25	581	619,335
4.00%, 12/01/25	15	16,318
4.00%, 01/01/26	41	42,707
4.00%, 03/01/26	647	690,189
4.00%, 05/01/26	20	22,027
4.00%, 06/01/26	3,062	3,266,458
4.00%, 07/01/26	173	184,758
4.00%, 08/01/26	28	29,351
4.00%, 09/01/26	1,094	1,167,666
4.00%, 03/01/27	1,061	1,131,647
4.00%, 08/01/27	310	330,605
4.00%, 02/01/29	374	399,509
4.00%, 12/01/30	1,146	1,249,182
4.00%, 01/01/31	735	800,955
4.00%, 02/01/31	546	595,003
4.00%, 10/01/31	1,703	1,855,929
4.00%, 02/01/32	4,037	4,398,873
4.00%, 04/01/32	16	16,795
4.00%, 06/01/32	16	17,160
4.00%, 07/01/32	1,589	1,709,567
4.00%, 05/01/33	282	300,183
4.00%, 07/01/33	256	273,068
4.00%, 08/01/33	2,070	2,273,233
4.00%, 10/01/33	656	722,448
4.00%, 12/01/33	4,362	4,653,465
4.00%, 01/01/34	823	876,380
4.00%, 05/01/34	682	743,142
4.00%, 07/01/34	804	875,866
4.00%, 10/01/34	1,017	1,119,742
4.00%, 01/01/36	22	23,608
4.00%, 03/16/36(a)	189	200,646
4.00%, 10/01/37	35,115	37,923,491
4.00%, 06/01/38	676	728,530
4.00%, 03/01/39	27	29,683
4.00%, 04/01/39	59	64,921
4.00%, 05/01/39	659	728,200
4.00%, 07/01/39	32	35,802
4.00%, 08/01/39	522	576,698
4.00%, 09/01/39	51	55,846

98	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/39	$4	$4,906
4.00%, 11/01/39	181	200,648
4.00%, 12/01/39	6	6,270
4.00%, 02/01/40	26	29,690
4.00%, 05/01/40	27	30,747
4.00%, 07/01/40	70	77,512
4.00%, 08/01/40	1,629	1,801,137
4.00%, 09/01/40	33	36,264
4.00%, 10/01/40	691	762,393
4.00%, 11/01/40	223	247,439
4.00%, 12/01/40	2,635	2,914,365
4.00%, 01/01/41	4,077	4,505,374
4.00%, 02/01/41	1,635	1,806,761
4.00%, 03/01/41	363	401,558
4.00%, 04/01/41	58	64,591
4.00%, 05/01/41	578	638,506
4.00%, 08/01/41	6	6,152
4.00%, 09/01/41	357	395,046
4.00%, 10/01/41	660	730,686
4.00%, 11/01/41	249	277,081
4.00%, 12/01/41	1,437	1,589,112
4.00%, 01/01/42	2,078	2,298,221
4.00%, 02/01/42	332	371,194
4.00%, 03/01/42	10,430	11,554,380
4.00%, 05/01/42	1,584	1,754,525
4.00%, 06/01/42	61	68,142
4.00%, 07/01/42	633	706,060
4.00%, 08/01/42	4	4,915
4.00%, 09/01/42	9	9,662
4.00%, 12/01/42	394	441,608
4.00%, 01/01/43	15	16,135
4.00%, 08/01/43	46	50,036
4.00%, 09/01/43	1,866	2,086,209
4.00%, 10/01/43	296	326,836
4.00%, 12/01/43	10	11,327
4.00%, 01/01/44	96	105,167
4.00%, 02/01/44	19	21,145
4.00%, 03/01/44	2,014	2,259,147
4.00%, 04/01/44	1,689	1,881,300
4.00%, 05/01/44	7,133	7,923,699
4.00%, 06/01/44	4,416	4,880,663
4.00%, 07/01/44	12,139	13,616,328
4.00%, 08/01/44	333	365,030
4.00%, 09/01/44	348	381,581
4.00%, 10/01/44	4,662	5,140,652
4.00%, 11/01/44	3,678	4,033,161
4.00%, 12/01/44	3,861	4,264,410
4.00%, 01/01/45	16,572	18,314,814
4.00%, 02/01/45	10,649	11,798,429
4.00%, 03/01/45	9,433	10,415,642
4.00%, 04/01/45	1,162	1,271,313
4.00%, 06/01/45	11,329	12,510,024
4.00%, 07/01/45	23,731	26,199,837
4.00%, 08/01/45	670	741,217
4.00%, 09/01/45	25,294	27,679,649
4.00%, 10/01/45	5,907	6,519,126
4.00%, 11/01/45	5,687	6,260,855
4.00%, 12/01/45	1,258	1,377,888
4.00%, 01/01/46	3,583	3,925,043
4.00%, 02/01/46	6,998	7,739,864

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/46	$13,155		$14,365,902
4.00%, 04/01/46	10,246		11,197,085
4.00%, 05/01/46	17,771		19,472,343
4.00%, 06/01/46	24,477		27,235,452
4.00%, 07/01/46	2,597		2,834,552
4.00%, 08/01/46	17,335		19,044,144
4.00%, 09/01/46	16,651		18,470,178
4.00%, 10/01/46	5,365		5,944,041
4.00%, 11/01/46	14,596		16,175,749
4.00%, 01/01/47	5,992		6,553,862
4.00%, 02/01/47	6,814		7,455,154
4.00%, 03/01/47	16,596		18,244,347
4.00%, 04/01/47	18,787		20,614,614
4.00%, 05/01/47	13,501		14,908,230
4.00%, 06/01/47	34,838		38,295,140
4.00%, 07/01/47	15,159		16,626,025
4.00%, 08/01/47	63,363		68,982,226
4.00%, 09/01/47	55,934		61,213,794
4.00%, 10/01/47	36,239		39,305,114
4.00%, 11/01/47	28,645		31,178,402
4.00%, 12/01/47	15,254		16,706,820
4.00%, 01/01/48	17,401		18,873,125
4.00%, 02/01/48	72,612		79,061,719
4.00%, 03/01/48	6,241		6,805,920
4.00%, 04/01/48	45,865		49,857,916
4.00%, 05/01/48	18,423		19,949,266
4.00%, 06/01/48	19,068		20,746,178
4.00%, 07/01/48	33,619		36,782,568
4.00%, 08/01/48	20,013		21,759,351
4.00%, 09/01/48	32,016		34,640,984
4.00%, 10/01/48	6,026		6,614,502
4.00%, 11/01/48	17,385		18,862,298
4.00%, 12/01/48	23,642		25,657,437
4.00%, 01/01/49	37,410		40,782,732
4.00%, 02/01/49	17,595		19,176,822
4.00%, 03/01/49	36,193		39,429,185
4.00%, 04/01/49	34,119		37,280,857
4.00%, 05/01/49	34,957		38,102,434
4.00%, 06/01/49	24,885		27,125,455
4.00%, 07/01/49	50,161		56,212,236
4.00%, 08/01/49	11,887		12,889,518
4.00%, 09/01/49	9,899		10,844,273
4.00%, 12/01/49	914		1,013,408
4.00%, 01/01/50	25,960		28,488,576
4.00%, 02/01/50	1,119		1,215,714
4.00%, 03/01/50	1,919		2,083,651
4.00%, 04/01/50	2,537		2,794,604
4.00%, 05/01/50	43,469		47,301,301
4.50%, 02/01/22	0	(c)	119
4.50%, 07/01/22	0	(c)	92
4.50%, 08/01/22	4		3,978
4.50%, 11/01/22	1		1,091
4.50%, 04/01/23	6		6,909
4.50%, 05/01/23	1		748
4.50%, 05/01/23	0	(c)	420
4.50%, 06/01/23	31		31,273
4.50%, 01/01/24	1		1,211
4.50%, 02/01/24	2		1,712
4.50%, 03/01/24	32		31,972
4.50%, 04/01/24	0	(c)	862

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/24	$7		$6,822
4.50%, 08/01/24	7		7,442
4.50%, 10/01/24	510		532,280
4.50%, 10/01/24	0	(c)	249
4.50%, 11/01/24	6		5,626
4.50%, 12/01/24	42		43,200
4.50%, 01/01/25	2		2,450
4.50%, 02/01/25	626		655,187
4.50%, 04/01/25	682		717,593
4.50%, 05/01/25	36		37,621
4.50%, 06/01/25	619		651,194
4.50%, 09/01/25	17		17,492
4.50%, 04/01/26	25		26,518
4.50%, 01/01/27	329		343,837
4.50%, 11/01/28	1		1,488
4.50%, 08/01/31	2,430		2,669,424
4.50%, 08/01/33	48		54,142
4.50%, 09/01/33	11		12,600
4.50%, 10/01/33	25		28,459
4.50%, 11/01/33	42		46,706
4.50%, 12/01/33	1,198		1,313,171
4.50%, 01/01/34	2,852		3,139,491
4.50%, 02/01/34	1,159		1,258,427
4.50%, 04/01/34	2		1,954
4.50%, 05/01/34	15		15,905
4.50%, 06/01/34	1,700		1,881,648
4.50%, 07/01/34	1		1,252
4.50%, 08/01/34	2,961		3,206,377
4.50%, 09/01/34	1,164		1,274,574
4.50%, 12/01/34	0	(c)	125
4.50%, 12/01/34	6		6,847
4.50%, 01/01/35	1		1,468
4.50%, 02/01/35	1		1,195
4.50%, 03/01/35	3		2,887
4.50%, 05/01/35	1		998
4.50%, 07/01/35	0	(c)	445
4.50%, 08/01/35	2		2,148
4.50%, 09/01/35	14		15,473
4.50%, 10/01/35	3		2,893
4.50%, 12/01/35	57		63,323
4.50%, 01/01/36	1		1,009
4.50%, 03/01/36	3		3,703
4.50%, 07/01/37	5		5,997
4.50%, 03/01/38	5		6,009
4.50%, 04/01/38	0	(c)	433
4.50%, 04/01/38	117		131,311
4.50%, 05/01/38	2		2,007
4.50%, 06/01/38	33		37,170
4.50%, 06/01/38	0	(c)	99
4.50%, 09/01/38	22,008		24,224,488
4.50%, 11/01/38	5		5,924
4.50%, 01/01/39	16		17,824
4.50%, 02/01/39	1,232		1,383,100
4.50%, 03/01/39	84		94,680
4.50%, 04/01/39	2,418		2,716,229
4.50%, 05/01/39	1,345		1,512,078
4.50%, 06/01/39	260		291,964
4.50%, 07/01/39	270		303,622
4.50%, 08/01/39	4,210		4,728,520
4.50%, 09/01/39	131		145,800

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/39	$8,932	$10,032,008
4.50%, 11/01/39	64	72,639
4.50%, 12/01/39	423	478,140
4.50%, 01/01/40	546	615,163
4.50%, 02/01/40	165	185,162
4.50%, 03/01/40	210	236,064
4.50%, 04/01/40	97	109,645
4.50%, 05/01/40	266	297,690
4.50%, 06/01/40	51	57,381
4.50%, 07/01/40	97	109,015
4.50%, 08/01/40	216	242,131
4.50%, 09/01/40	2,758	3,095,398
4.50%, 10/01/40	493	553,129
4.50%, 12/01/40	3,638	4,079,132
4.50%, 01/01/41	3,869	4,339,876
4.50%, 02/01/41	207	231,504
4.50%, 03/01/41	711	797,138
4.50%, 04/01/41	26,249	29,430,704
4.50%, 05/01/41	21,277	23,857,048
4.50%, 06/01/41	9,295	10,420,781
4.50%, 07/01/41	398	445,142
4.50%, 08/01/41	5,531	6,201,212
4.50%, 09/01/41	8,975	10,061,532
4.50%, 10/01/41	160	179,917
4.50%, 11/01/41	486	544,783
4.50%, 12/01/41	4,588	5,255,902
4.50%, 01/01/42	5,295	5,935,896
4.50%, 04/01/42	189	211,553
4.50%, 07/01/42	7	8,257
4.50%, 09/01/42	2,599	2,918,905
4.50%, 10/01/42	3,170	3,565,536
4.50%, 01/01/43	263	295,122
4.50%, 09/01/43	4,589	5,257,422
4.50%, 10/01/43	1,514	1,707,482
4.50%, 11/01/43	2,534	2,901,060
4.50%, 12/01/43	2,296	2,632,542
4.50%, 01/01/44	497	559,840
4.50%, 02/01/44	560	628,426
4.50%, 03/01/44	12,401	13,927,850
4.50%, 04/01/44	2,414	2,744,900
4.50%, 05/01/44	1,064	1,184,943
4.50%, 06/01/44	2,790	3,122,117
4.50%, 07/01/44	567	633,605
4.50%, 08/01/44	1,807	2,018,790
4.50%, 09/01/44	99	109,892
4.50%, 10/01/44	404	452,049
4.50%, 11/01/44	180	200,057
4.50%, 12/01/44	13,373	15,075,258
4.50%, 01/01/45	1,478	1,666,932
4.50%, 02/01/45	14,168	15,909,998
4.50%, 04/01/45	5	5,362
4.50%, 05/01/45	18	20,469
4.50%, 08/01/45	3,757	4,220,222
4.50%, 09/01/45	659	735,380
4.50%, 10/01/45	2,268	2,557,911
4.50%, 11/01/45	870	971,609
4.50%, 12/01/45	428	477,612
4.50%, 01/01/46	222	248,520
4.50%, 02/01/46	13,516	15,176,280
4.50%, 03/01/46	38,592	43,298,283

100	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/46	$8,510		$9,597,255
4.50%, 05/01/46	2,836		3,189,543
4.50%, 06/01/46	2,065		2,339,720
4.50%, 07/01/46	1,417		1,593,429
4.50%, 08/01/46	13,529		15,103,720
4.50%, 09/01/46	502		556,890
4.50%, 10/01/46	1,557		1,729,669
4.50%, 11/01/46	155		171,590
4.50%, 12/01/46	1,110		1,233,479
4.50%, 01/01/47	2,144		2,381,445
4.50%, 02/01/47	623		689,887
4.50%, 03/01/47	2,156		2,382,012
4.50%, 04/01/47	6,690		7,407,638
4.50%, 05/01/47	2,363		2,644,316
4.50%, 06/01/47	8,610		9,477,917
4.50%, 07/01/47	2,195		2,434,790
4.50%, 08/01/47	2,545		2,819,011
4.50%, 09/01/47	2,406		2,674,770
4.50%, 10/01/47	12,779		14,202,033
4.50%, 11/01/47	4,018		4,490,938
4.50%, 12/01/47	1,201		1,329,017
4.50%, 01/01/48	4,044		4,449,125
4.50%, 02/01/48	7,240		8,047,894
4.50%, 03/01/48	1,103		1,234,774
4.50%, 04/01/48	9,556		10,468,002
4.50%, 05/01/48	9,872		10,837,888
4.50%, 06/01/48	3,918		4,342,466
4.50%, 07/01/48	8,323		9,166,881
4.50%, 08/01/48	38,156		42,291,124
4.50%, 09/01/48	14,595		16,080,603
4.50%, 10/01/48	25,979		28,358,869
4.50%, 11/01/48	12,722		14,117,299
4.50%, 12/01/48	21,578		23,731,521
4.50%, 01/01/49	42,065		46,225,534
4.50%, 02/01/49	21,355		23,743,139
4.50%, 03/01/49	10,164		11,192,825
4.50%, 04/01/49	10,257		11,292,623
4.50%, 05/01/49	10,143		11,071,172
4.50%, 07/01/49	20,994		22,928,192
4.50%, 08/01/49	9,820		10,734,307
4.50%, 09/01/49	5,102		5,573,274
4.50%, 10/01/49	4,790		5,231,028
4.50%, 11/01/49	2,244		2,442,626
4.50%, 12/01/49	21,133		23,986,768
4.50%, 01/01/50	54		59,395
4.50%, 02/01/50	1,065		1,208,767
4.50%, 05/01/50	3,858		4,223,652
4.50%, 03/11/51(a)	14		15,229
5.00%, 08/01/21	0	(c)	255
5.00%, 11/01/21	0	(c)	2
5.00%, 03/01/22	2		1,515
5.00%, 01/01/23	1		526
5.00%, 02/01/23	2		2,301
5.00%, 05/01/23	0	(c)	504
5.00%, 06/01/23	3		3,045
5.00%, 07/01/23	438		454,855
5.00%, 07/01/23	0	(c)	235
5.00%, 08/01/23	1		762
5.00%, 09/01/23	0	(c)	228
5.00%, 09/01/23	12		12,368

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 10/01/23	$1		$564
5.00%, 11/01/23	1		1,198
5.00%, 12/01/23	138		140,678
5.00%, 01/01/24	5		4,606
5.00%, 02/01/24	1		1,393
5.00%, 12/01/24	6		6,529
5.00%, 05/01/25	7		7,751
5.00%, 09/01/25	8		8,235
5.00%, 09/01/30	7		7,676
5.00%, 11/01/32	3		3,005
5.00%, 03/01/33	3		3,147
5.00%, 04/01/33	1		902
5.00%, 05/01/33	34		38,344
5.00%, 06/01/33	3		3,395
5.00%, 07/01/33	145		165,509
5.00%, 08/01/33	124		138,835
5.00%, 09/01/33	69		79,238
5.00%, 10/01/33	1		1,281
5.00%, 11/01/33	2,364		2,694,777
5.00%, 02/01/34	5		5,329
5.00%, 03/01/34	36		41,603
5.00%, 04/01/34	30		33,997
5.00%, 05/01/34	87		98,906
5.00%, 05/01/34	0	(c)	253
5.00%, 06/01/34	1		1,248
5.00%, 07/01/34	104		119,114
5.00%, 08/01/34	37		42,533
5.00%, 09/01/34	7		7,545
5.00%, 10/01/34	17		19,881
5.00%, 12/01/34	449		514,462
5.00%, 01/01/35	175		199,690
5.00%, 02/01/35	1,305		1,500,815
5.00%, 03/01/35	69		79,856
5.00%, 04/01/35	17		20,272
5.00%, 05/01/35	12		13,880
5.00%, 06/01/35	131		150,276
5.00%, 07/01/35	143		166,053
5.00%, 08/01/35	74		83,683
5.00%, 08/01/35	0	(c)	48
5.00%, 09/01/35	229		263,989
5.00%, 10/01/35	59		67,473
5.00%, 11/01/35	656		744,779
5.00%, 12/01/35	11		12,376
5.00%, 01/01/36	25		28,774
5.00%, 02/01/36	13		15,230
5.00%, 03/01/36	847		970,449
5.00%, 03/01/36	0	(c)	505
5.00%, 04/01/36	0	(c)	441
5.00%, 04/01/36	1		898
5.00%, 05/01/36	663		759,426
5.00%, 05/01/36	0	(c)	59
5.00%, 06/01/36	59		67,554
5.00%, 07/01/36	37		41,881
5.00%, 08/01/36	1		1,324
5.00%, 11/01/36	4		4,513
5.00%, 12/01/36	3		3,074
5.00%, 02/01/37	17		19,873
5.00%, 03/01/37	14		15,919
5.00%, 04/01/37	3		3,814
5.00%, 05/01/37	17		20,004

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 06/01/37	$10		$11,184
5.00%, 07/01/37	670		763,950
5.00%, 01/01/38	10		11,864
5.00%, 02/01/38	1,017		1,165,485
5.00%, 03/01/38	59		67,632
5.00%, 04/01/38	138		158,488
5.00%, 04/01/38	0	(c)	339
5.00%, 05/01/38	30		35,184
5.00%, 06/01/38	4		5,520
5.00%, 07/01/38	77		87,904
5.00%, 11/01/38	0	(c)	419
5.00%, 12/01/38	5		5,418
5.00%, 01/01/39	291		333,547
5.00%, 02/01/39	37		42,925
5.00%, 03/01/39	705		805,194
5.00%, 04/01/39	5,688		6,534,003
5.00%, 05/01/39	1,604		1,832,816
5.00%, 06/01/39	1,196		1,362,739
5.00%, 07/01/39	43		49,679
5.00%, 08/01/39	492		562,288
5.00%, 09/01/39	1,167		1,333,574
5.00%, 10/01/39	488		549,930
5.00%, 11/01/39	103		117,953
5.00%, 12/01/39	900		1,033,934
5.00%, 01/01/40	172		197,695
5.00%, 02/01/40	81		94,031
5.00%, 03/01/40	329		375,101
5.00%, 04/01/40	1,521		1,727,999
5.00%, 05/01/40	14,126		16,038,238
5.00%, 06/01/40	382		434,679
5.00%, 07/01/40	1,930		2,190,764
5.00%, 08/01/40	8,696		9,985,188
5.00%, 09/01/40	1,273		1,447,063
5.00%, 10/01/40	477		541,801
5.00%, 11/01/40	29		32,574
5.00%, 12/01/40	2,078		2,359,122
5.00%, 01/01/41	253		287,547
5.00%, 02/01/41	891		1,011,592
5.00%, 03/01/41	2,581		2,930,702
5.00%, 04/01/41	3,978		4,517,080
5.00%, 05/01/41	12,780		14,513,890
5.00%, 06/01/41	1,761		2,007,080
5.00%, 07/01/41	1,364		1,548,756
5.00%, 08/01/41	2,047		2,331,484
5.00%, 11/01/41	197		223,341
5.00%, 04/01/42	675		766,182
5.00%, 08/01/43	39		45,062
5.00%, 09/01/43	864		999,180
5.00%, 10/01/43	1,532		1,745,746
5.00%, 11/01/43	44		50,628
5.00%, 12/01/43	224		258,047
5.00%, 01/01/44	2,870		3,279,681
5.00%, 02/01/44	40		44,932
5.00%, 03/01/44	1,009		1,164,413
5.00%, 06/01/44	181		205,268
5.00%, 07/01/44	200		226,378
5.00%, 08/01/44	316		362,123
5.00%, 09/01/44	1,664		1,919,889
5.00%, 11/01/44	1,417		1,601,967
5.00%, 01/01/45	19		21,020

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/45	$6,022		$6,837,865
5.00%, 03/01/47	253		281,218
5.00%, 04/01/47	156		173,272
5.00%, 05/01/47	1,976		2,231,181
5.00%, 07/01/47	1,124		1,285,873
5.00%, 08/01/47	360		397,975
5.00%, 09/01/47	1,945		2,156,175
5.00%, 11/01/47	190		211,718
5.00%, 02/01/48	2,476		2,742,321
5.00%, 03/01/48	2,739		3,046,441
5.00%, 04/01/48	4,709		5,279,526
5.00%, 06/01/48	2,908		3,230,206
5.00%, 07/01/48	7,077		8,010,554
5.00%, 08/01/48	19,971		22,559,602
5.00%, 09/01/48	14,013		15,689,062
5.00%, 10/01/48	7,425		8,378,480
5.00%, 11/01/48	3,218		3,666,533
5.00%, 12/01/48	3,253		3,653,075
5.00%, 01/01/49	26,637		29,824,642
5.00%, 02/01/49	9,715		10,886,857
5.00%, 03/01/49	11,410		12,786,551
5.00%, 04/01/49	13,981		15,720,562
5.00%, 07/01/49	18,288		20,523,872
5.00%, 08/01/49	4,124		4,604,552
5.00%, 09/01/49	3,016		3,416,954
5.00%, 10/01/49	9,308		10,388,483
5.50%, 03/01/21	0	(c)	58
5.50%, 04/01/21	0	(c)	49
5.50%, 05/01/21	0	(c)	91
5.50%, 06/01/21	0	(c)	39
5.50%, 10/01/21	0	(c)	16
5.50%, 11/01/21	1		579
5.50%, 12/01/21	0	(c)	282
5.50%, 03/01/22	1		733
5.50%, 03/01/22	0	(c)	263
5.50%, 04/01/22	0	(c)	12
5.50%, 05/01/22	1		784
5.50%, 11/01/22	0	(c)	98
5.50%, 11/01/22	1		1,459
5.50%, 02/01/23	2		2,064
5.50%, 04/01/23	2		2,107
5.50%, 09/01/23	1		1,009
5.50%, 10/01/23	1		1,283
5.50%, 11/01/23	1		892
5.50%, 12/01/23	1		1,349
5.50%, 01/01/25	1		773
5.50%, 05/01/25	1		696
5.50%, 03/01/28	456		495,857
5.50%, 10/01/28	0	(c)	379
5.50%, 12/01/28	0	(c)	263
5.50%, 07/01/29	3		3,538
5.50%, 04/01/31	2		2,354
5.50%, 11/01/31	1		1,107
5.50%, 12/01/31	17		18,408
5.50%, 01/01/32	9		10,257
5.50%, 02/01/32	3		3,460
5.50%, 11/01/32	5		5,100
5.50%, 11/01/32	0	(c)	401
5.50%, 12/01/32	10		11,373
5.50%, 01/01/33	32		36,682

102	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 02/01/33	$7		$7,919
5.50%, 02/01/33	0	(c)	1,271
5.50%, 03/01/33	41		47,460
5.50%, 04/01/33	98		111,690
5.50%, 05/01/33	898		1,027,037
5.50%, 06/01/33	68		77,833
5.50%, 07/01/33	182		207,813
5.50%, 08/01/33	3		3,024
5.50%, 09/01/33	0	(c)	207
5.50%, 09/01/33	8		8,885
5.50%, 10/01/33	325		369,876
5.50%, 11/01/33	1,741		1,996,277
5.50%, 12/01/33	1		1,670
5.50%, 01/01/34	57		65,486
5.50%, 02/01/34	37		42,426
5.50%, 03/01/34	15		17,888
5.50%, 04/01/34	83		94,730
5.50%, 05/01/34	79		90,053
5.50%, 06/01/34	45		50,304
5.50%, 07/01/34	23		26,076
5.50%, 09/01/34	1,245		1,430,740
5.50%, 10/01/34	1		1,167
5.50%, 11/01/34	36		40,783
5.50%, 12/01/34	22		23,582
5.50%, 01/01/35	59		68,395
5.50%, 02/01/35	102		117,403
5.50%, 03/01/35	51		58,394
5.50%, 04/01/35	37		41,985
5.50%, 05/01/35	17		20,128
5.50%, 06/01/35	28		30,035
5.50%, 07/01/35	37		42,671
5.50%, 08/01/35	17		20,084
5.50%, 09/01/35	333		382,738
5.50%, 10/01/35	18		20,068
5.50%, 11/01/35	71		81,178
5.50%, 12/01/35	64		72,702
5.50%, 01/01/36	25		28,165
5.50%, 02/01/36	80		89,496
5.50%, 03/01/36	1		710
5.50%, 04/01/36	2,102		2,420,993
5.50%, 05/01/36	517		595,140
5.50%, 06/01/36	2		2,175
5.50%, 07/01/36	20		23,020
5.50%, 08/01/36	37		43,238
5.50%, 09/01/36	3,305		3,780,073
5.50%, 10/01/36	24		26,933
5.50%, 11/01/36	26		29,889
5.50%, 11/01/36	0	(c)	177
5.50%, 12/01/36	42		48,369
5.50%, 12/01/36	0	(c)	267
5.50%, 01/01/37	0	(c)	530
5.50%, 01/01/37	41		46,579
5.50%, 02/01/37	93		106,493
5.50%, 03/01/37	67		76,903
5.50%, 04/01/37	24		26,455
5.50%, 05/01/37	393		452,780
5.50%, 05/01/37	0	(c)	412
5.50%, 06/01/37	192		220,117
5.50%, 07/01/37	36		41,056
5.50%, 07/01/37	0	(c)	562

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 08/01/37	$2,687		$3,091,115
5.50%, 08/01/37	0	(c)	507
5.50%, 09/01/37	1		934
5.50%, 10/01/37	4		4,628
5.50%, 10/01/37	0	(c)	306
5.50%, 11/01/37	16		18,151
5.50%, 12/01/37	96		109,950
5.50%, 12/01/37	0	(c)	388
5.50%, 01/01/38	21		24,936
5.50%, 02/01/38	55		62,860
5.50%, 03/01/38	1,157		1,332,018
5.50%, 04/01/38	81		92,175
5.50%, 05/01/38	345		396,623
5.50%, 06/01/38	380		438,916
5.50%, 07/01/38	708		816,480
5.50%, 08/01/38	88		101,445
5.50%, 08/01/38	0	(c)	439
5.50%, 09/01/38	10		11,940
5.50%, 10/01/38	5		5,086
5.50%, 11/01/38	1,576		1,817,564
5.50%, 12/01/38	0	(c)	372
5.50%, 12/01/38	52		58,522
5.50%, 01/01/39	54		59,993
5.50%, 02/01/39	50		58,070
5.50%, 03/01/39	18		21,335
5.50%, 04/01/39	28		32,971
5.50%, 05/01/39	200		217,323
5.50%, 06/01/39	234		271,044
5.50%, 07/01/39	27		31,168
5.50%, 08/01/39	2		2,320
5.50%, 09/01/39	54		62,598
5.50%, 10/01/39	11		12,224
5.50%, 11/01/39	49		56,900
5.50%, 12/01/39	109		124,902
5.50%, 01/01/40	58		66,949
5.50%, 03/01/40	90		102,066
5.50%, 04/01/40	79		89,004
5.50%, 05/01/40	215		247,825
5.50%, 06/01/40	161		182,117
5.50%, 07/01/40	2,416		2,782,352
5.50%, 09/01/40	6,523		7,516,008
5.50%, 07/01/41	447		516,510
5.50%, 09/01/41	11,180		12,900,833
5.50%, 05/01/44	8,330		9,706,037
5.50%, 01/01/47	2,902		3,338,874
5.50%, 06/01/48	208		235,938
5.50%, 11/01/48	203		230,260
5.50%, 12/01/48	863		977,949
5.50%, 02/01/49	909		1,070,376
5.50%, 03/01/49	311		351,960
5.50%, 03/11/51(a)	9,704		10,812,379
6.00%, 08/01/21	0	(c)	553
6.00%, 10/01/21	0	(c)	558
6.00%, 03/01/22	1		1,307
6.00%, 08/01/22	0	(c)	70
6.00%, 05/01/24	0	(c)	131
6.00%, 12/01/24	1		949
6.00%, 03/01/28	1		985
6.00%, 04/01/28	0	(c)	319
6.00%, 10/01/28	0	(c)	234

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 11/01/28	$0	(c)	$309
6.00%, 11/01/28	1		648
6.00%, 12/01/28	2		1,396
6.00%, 12/01/28	0	(c)	794
6.00%, 01/01/29	4		4,609
6.00%, 01/01/29	0	(c)	131
6.00%, 02/01/29	10		10,106
6.00%, 02/01/29	0	(c)	560
6.00%, 03/01/29	3		2,953
6.00%, 03/01/29	0	(c)	249
6.00%, 04/01/29	4		4,004
6.00%, 05/01/29	0	(c)	317
6.00%, 06/01/29	0	(c)	106
6.00%, 06/01/29	1		1,052
6.00%, 07/01/29	3		2,999
6.00%, 07/01/29	0	(c)	208
6.00%, 04/01/30	2		1,867
6.00%, 04/01/31	1		1,698
6.00%, 04/01/31	0	(c)	28
6.00%, 05/01/31	8		8,319
6.00%, 10/01/31	5		5,588
6.00%, 11/01/31	10		10,439
6.00%, 02/01/32	4		4,653
6.00%, 03/01/32	2		2,871
6.00%, 03/01/32	0	(c)	512
6.00%, 04/01/32	6		6,134
6.00%, 06/01/32	2		1,697
6.00%, 09/01/32	5		5,411
6.00%, 11/01/32	53		60,284
6.00%, 12/01/32	37		42,042
6.00%, 01/01/33	29		33,394
6.00%, 02/01/33	11		12,941
6.00%, 03/01/33	30		34,578
6.00%, 03/01/33	0	(c)	77
6.00%, 05/01/33	3		3,895
6.00%, 10/01/33	4		4,736
6.00%, 11/01/33	3		3,587
6.00%, 12/01/33	26		30,775
6.00%, 02/01/34	6		7,145
6.00%, 03/01/34	2,221		2,568,930
6.00%, 04/01/34	4		5,098
6.00%, 05/01/34	380		435,950
6.00%, 08/01/34	483		561,000
6.00%, 09/01/34	21		24,074
6.00%, 10/01/34	21		23,912
6.00%, 11/01/34	146		169,196
6.00%, 12/01/34	13		14,809
6.00%, 01/01/35	39		45,026
6.00%, 02/01/35	16		18,594
6.00%, 04/01/35	5		5,771
6.00%, 06/01/35	13		15,073
6.00%, 07/01/35	142		163,929
6.00%, 09/01/35	21		23,391
6.00%, 10/01/35	52		60,326
6.00%, 12/01/35	40		43,871
6.00%, 01/01/36	10		10,369
6.00%, 01/01/36	0	(c)	521
6.00%, 02/01/36	3		3,061
6.00%, 03/01/36	1		1,567
6.00%, 05/01/36	36		42,213

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 05/01/36	$0	(c)	$250
6.00%, 06/01/36	776		902,749
6.00%, 07/01/36	15		17,243
6.00%, 08/01/36	736		855,384
6.00%, 10/01/36	28		31,605
6.00%, 11/01/36	68		77,707
6.00%, 11/01/36	0	(c)	736
6.00%, 12/01/36	13		15,985
6.00%, 01/01/37	4		4,527
6.00%, 02/01/37	84		94,071
6.00%, 03/01/37	45		52,894
6.00%, 04/01/37	25		28,828
6.00%, 06/01/37	38		44,044
6.00%, 07/01/37	33		37,115
6.00%, 08/01/37	23		26,458
6.00%, 09/01/37	20		22,879
6.00%, 09/01/37	0	(c)	287
6.00%, 10/01/37	13		14,648
6.00%, 11/01/37	49		56,008
6.00%, 12/01/37	42		47,840
6.00%, 12/01/37	0	(c)	124
6.00%, 01/01/38	134		156,059
6.00%, 02/01/38	46		52,291
6.00%, 02/01/38	0	(c)	477
6.00%, 03/01/38	525		612,152
6.00%, 04/01/38	42		48,928
6.00%, 05/01/38	1,387		1,613,819
6.00%, 07/01/38	27		30,886
6.00%, 08/01/38	105		117,449
6.00%, 08/01/38	0	(c)	867
6.00%, 09/01/38	42		48,336
6.00%, 10/01/38	23		26,981
6.00%, 10/01/38	0	(c)	303
6.00%, 11/01/38	16		18,308
6.00%, 12/01/38	9		10,754
6.00%, 06/01/39	3,955		4,603,590
6.00%, 09/01/39	3		2,981
6.00%, 10/01/39	326		379,207
6.00%, 04/01/40	52		60,912
6.00%, 09/01/40	6		6,997
6.00%, 10/01/40	76		87,617
6.00%, 07/01/41	1,151		1,341,073
6.00%, 02/01/49	1,701		1,981,778
6.00%, 03/11/51(a)	2,496		2,805,210
6.50%, 08/01/23	1		781
6.50%, 09/01/23	0	(c)	64
6.50%, 12/01/23	1		566
6.50%, 12/01/23	0	(c)	57
6.50%, 01/01/24	1		796
6.50%, 01/01/24	0	(c)	310
6.50%, 03/01/24	0	(c)	41
6.50%, 04/01/24	0	(c)	84
6.50%, 06/01/24	1		562
6.50%, 10/01/24	0	(c)	70
6.50%, 11/01/24	0	(c)	254
6.50%, 06/01/25	0	(c)	258
6.50%, 08/01/25	0	(c)	388
6.50%, 10/01/25	0	(c)	263
6.50%, 12/01/25	0	(c)	288
6.50%, 01/01/26	0	(c)	33

104	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 01/01/26	$2		$2,378
6.50%, 02/01/26	0	(c)	365
6.50%, 03/01/26	1		819
6.50%, 03/01/26	0	(c)	26
6.50%, 04/01/26	0	(c)	552
6.50%, 05/01/26	0	(c)	284
6.50%, 05/01/26	1		605
6.50%, 06/01/26	0	(c)	92
6.50%, 09/01/26	4		4,757
6.50%, 11/01/26	1		704
6.50%, 11/01/26	0	(c)	486
6.50%, 03/01/27	0	(c)	499
6.50%, 04/01/27	0	(c)	399
6.50%, 09/01/27	0	(c)	48
6.50%, 11/01/27	0	(c)	162
6.50%, 12/01/27	4		3,510
6.50%, 01/01/28	1		786
6.50%, 02/01/28	0	(c)	101
6.50%, 04/01/28	0	(c)	402
6.50%, 04/01/28	2		2,485
6.50%, 05/01/28	2		1,973
6.50%, 08/01/28	0	(c)	375
6.50%, 08/01/28	12		13,279
6.50%, 09/01/28	0	(c)	367
6.50%, 09/01/28	1		1,594
6.50%, 10/01/28	0	(c)	289
6.50%, 10/01/28	3		3,452
6.50%, 11/01/28	0	(c)	1,266
6.50%, 12/01/28	2		2,272
6.50%, 01/01/29	3		3,314
6.50%, 02/01/29	4		3,686
6.50%, 02/01/29	0	(c)	266
6.50%, 03/01/29	7		7,088
6.50%, 03/01/29	0	(c)	72
6.50%, 04/01/29	2		2,205
6.50%, 04/01/29	0	(c)	93
6.50%, 05/01/29	2		2,370
6.50%, 06/01/29	16		18,003
6.50%, 06/01/29	0	(c)	477
6.50%, 07/01/29	5		4,924
6.50%, 07/01/29	0	(c)	116
6.50%, 08/01/29	0	(c)	497
6.50%, 09/01/29	1		1,056
6.50%, 11/01/29	0	(c)	353
6.50%, 05/01/30	0	(c)	247
6.50%, 10/01/30	0	(c)	77
6.50%, 12/01/30	1		825
6.50%, 01/01/31	0	(c)	148
6.50%, 03/01/31	1		1,439
6.50%, 04/01/31	0	(c)	157
6.50%, 04/01/31	3		3,828
6.50%, 05/01/31	0	(c)	147
6.50%, 05/01/31	7		7,392
6.50%, 06/01/31	0	(c)	115
6.50%, 07/01/31	4		5,156
6.50%, 07/01/31	0	(c)	934
6.50%, 08/01/31	2		2,265
6.50%, 09/01/31	4		4,220
6.50%, 09/01/31	0	(c)	2
6.50%, 10/01/31	11		11,815

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 11/01/31	$3		$3,427
6.50%, 12/01/31	5		5,645
6.50%, 12/01/31	0	(c)	277
6.50%, 02/01/32	0	(c)	868
6.50%, 02/01/32	4		3,684
6.50%, 03/01/32	16		18,911
6.50%, 04/01/32	1		976
6.50%, 05/01/32	9		10,369
6.50%, 05/01/32	0	(c)	110
6.50%, 06/01/32	4		4,239
6.50%, 06/01/32	0	(c)	447
6.50%, 07/01/32	10		11,186
6.50%, 07/01/32	0	(c)	1,080
6.50%, 08/01/32	22		26,793
6.50%, 08/01/32	0	(c)	379
6.50%, 09/01/32	18		21,247
6.50%, 11/01/32	0	(c)	571
6.50%, 01/01/33	1		942
6.50%, 03/01/33	5		6,102
6.50%, 05/01/33	1		1,031
6.50%, 05/01/33	0	(c)	432
6.50%, 06/01/33	9		9,825
6.50%, 07/01/33	0	(c)	93
6.50%, 09/01/33	0	(c)	362
6.50%, 11/01/33	6		7,128
6.50%, 01/01/34	12		13,801
6.50%, 03/01/34	0	(c)	495
6.50%, 05/01/34	22		26,318
6.50%, 08/01/34	13		15,791
6.50%, 09/01/34	41		49,184
6.50%, 10/01/34	4		4,770
6.50%, 11/01/34	1		1,290
6.50%, 04/01/35	5		5,339
6.50%, 01/01/36	3		3,532
6.50%, 02/01/36	6		7,976
6.50%, 05/01/36	1		1,098
6.50%, 06/01/36	1		704
6.50%, 07/01/36	3		2,701
6.50%, 08/01/36	49		56,323
6.50%, 08/01/36	0	(c)	448
6.50%, 09/01/36	241		284,963
6.50%, 10/01/36	48		56,528
6.50%, 11/01/36	0	(c)	469
6.50%, 12/01/36	34		40,083
6.50%, 02/01/37	7		7,661
6.50%, 03/01/37	4		4,494
6.50%, 04/01/37	23		26,366
6.50%, 06/01/37	1		975
6.50%, 07/01/37	68		80,721
6.50%, 07/01/37	0	(c)	276
6.50%, 08/01/37	1,893		2,228,000
6.50%, 08/01/37	0	(c)	124
6.50%, 09/01/37	0	(c)	607
6.50%, 09/01/37	15		16,917
6.50%, 10/01/37	138		160,959
6.50%, 11/01/37	32		36,601
6.50%, 12/01/37	78		91,573
6.50%, 12/01/37	0	(c)	390
6.50%, 01/01/38	5		5,740
6.50%, 02/01/38	11		12,918

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 03/01/38	$31		$36,934
6.50%, 05/01/38	58		66,059
6.50%, 06/01/38	32		36,731
6.50%, 09/01/38	8		9,214
6.50%, 12/01/38	9		10,401
6.50%, 01/01/39	11		12,197
6.50%, 03/01/39	7		8,687
6.50%, 05/01/39	5		5,735
6.50%, 10/01/39	1,839		2,187,010
6.50%, 05/01/40	1,220		1,444,930
7.00%, 06/01/23	0	(c)	19
7.00%, 07/01/23	1		840
7.00%, 09/01/23	0	(c)	173
7.00%, 10/01/23	0	(c)	268
7.00%, 10/01/23	1		596
7.00%, 11/01/23	0	(c)	41
7.00%, 12/01/23	0	(c)	166
7.00%, 12/01/23	1		531
7.00%, 01/01/24	0	(c)	144
7.00%, 02/01/24	4		3,864
7.00%, 02/01/24	0	(c)	273
7.00%, 03/01/24	1		961
7.00%, 05/01/24	2		2,191
7.00%, 10/01/24	0	(c)	44
7.00%, 11/01/24	1		653
7.00%, 07/01/25	0	(c)	17
7.00%, 08/01/25	0	(c)	376
7.00%, 09/01/25	0	(c)	288
7.00%, 10/01/25	0	(c)	260
7.00%, 12/01/25	4		4,025
7.00%, 02/01/26	0	(c)	416
7.00%, 02/01/26	1		606
7.00%, 03/01/26	0	(c)	344
7.00%, 03/01/26	1		662
7.00%, 04/01/26	0	(c)	233
7.00%, 05/01/26	0	(c)	905
7.00%, 05/01/26	2		1,579
7.00%, 08/01/26	0	(c)	291
7.00%, 11/01/26	5		5,137
7.00%, 02/01/27	0	(c)	52
7.00%, 04/01/27	0	(c)	211
7.00%, 07/01/27	0	(c)	405
7.00%, 08/01/27	2		2,001
7.00%, 09/01/27	0	(c)	428
7.00%, 09/01/27	1		893
7.00%, 11/01/27	0	(c)	291
7.00%, 12/01/27	0	(c)	402
7.00%, 03/01/28	1		1,180
7.00%, 04/01/28	3		3,065
7.00%, 07/01/28	0	(c)	565
7.00%, 07/01/28	1		858
7.00%, 08/01/28	0	(c)	507
7.00%, 01/01/29	1		902
7.00%, 02/01/29	0	(c)	446
7.00%, 02/01/29	1		1,140
7.00%, 05/01/29	1		1,300
7.00%, 06/01/29	1		1,054
7.00%, 07/01/29	0	(c)	182
7.00%, 08/01/29	0	(c)	255
7.00%, 08/01/29	2		1,665

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 10/01/29	$0	(c)	$334
7.00%, 01/01/30	0	(c)	103
7.00%, 02/01/30	0	(c)	398
7.00%, 09/01/30	1		788
7.00%, 11/01/30	3		3,748
7.00%, 12/01/30	0	(c)	150
7.00%, 02/01/31	0	(c)	303
7.00%, 03/01/31	0	(c)	30
7.00%, 09/01/31	2		1,509
7.00%, 10/01/31	0	(c)	229
7.00%, 11/01/31	0	(c)	60
7.00%, 12/01/31	1		1,543
7.00%, 03/01/32	6		7,338
7.00%, 04/01/32	40		47,856
7.00%, 05/01/32	13		15,375
7.00%, 05/01/32	0	(c)	448
7.00%, 07/01/32	1		722
7.00%, 07/01/32	0	(c)	120
7.00%, 08/01/32	1		1,352
7.00%, 10/01/32	1		872
7.00%, 10/01/32	0	(c)	415
7.00%, 12/01/32	12		14,100
7.00%, 09/01/33	2		1,758
7.00%, 01/01/36	4		4,311
7.00%, 07/01/36	1		1,671
7.00%, 08/01/36	2		1,864
7.00%, 01/01/37	3		3,357
7.00%, 03/01/37	3		2,967
7.00%, 04/01/37	653		789,347
7.00%, 05/01/37	7		7,685
7.00%, 06/01/37	0	(c)	494
7.00%, 06/01/37	14		16,699
7.00%, 09/01/37	1		1,077
7.00%, 12/01/37	16		19,240
7.00%, 05/01/38	1		703
7.00%, 12/01/38	3		3,409
7.00%, 01/01/39	1		727
7.50%, 07/01/22	0	(c)	50
7.50%, 08/01/22	0	(c)	15
7.50%, 11/01/22	1		791
7.50%, 02/01/23	0	(c)	25
7.50%, 06/01/23	0	(c)	90
7.50%, 03/01/24	0	(c)	146
7.50%, 04/01/24	0	(c)	316
7.50%, 04/01/24	4		3,769
7.50%, 05/01/24	0	(c)	389
7.50%, 06/01/24	0	(c)	73
7.50%, 07/01/24	1		766
7.50%, 08/01/24	0	(c)	349
7.50%, 09/01/24	0	(c)	106
7.50%, 09/01/25	0	(c)	303
7.50%, 10/01/25	0	(c)	500
7.50%, 11/01/25	1		651
7.50%, 12/01/25	0	(c)	648
7.50%, 05/01/26	0	(c)	149
7.50%, 07/01/26	0	(c)	20
7.50%, 08/01/26	0	(c)	228
7.50%, 01/01/27	0	(c)	33
7.50%, 04/01/27	0	(c)	502
7.50%, 07/01/27	1		629

106	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 09/01/27	$0	(c)	$110
7.50%, 11/01/27	0	(c)	228
7.50%, 01/01/28	0	(c)	258
7.50%, 04/01/28	1		507
7.50%, 07/01/29	1		1,187
7.50%, 08/01/29	4		4,639
7.50%, 08/01/29	0	(c)	68
7.50%, 09/01/29	2		1,905
7.50%, 09/01/29	0	(c)	408
7.50%, 10/01/29	0	(c)	140
7.50%, 03/01/30	0	(c)	1
7.50%, 05/01/30	0	(c)	208
7.50%, 06/01/30	1		708
7.50%, 06/01/30	0	(c)	159
7.50%, 12/01/30	0	(c)	123
7.50%, 12/01/30	3		2,720
7.50%, 01/01/31	0	(c)	276
7.50%, 03/01/31	0	(c)	28
7.50%, 05/01/31	8		8,461
7.50%, 06/01/31	0	(c)	499
7.50%, 06/01/31	1		601
7.50%, 07/01/32	0	(c)	204
7.50%, 10/01/32	0	(c)	252
7.50%, 03/01/33	2		2,798
7.50%, 06/01/33	0	(c)	400
7.50%, 12/01/37	1		711
8.00%, 02/01/22	0	(c)	2
8.00%, 04/01/22	0	(c)	7
8.00%, 11/01/22	0	(c)	5
8.00%, 02/01/23	0	(c)	250
8.00%, 10/01/23	0	(c)	238
8.00%, 07/01/24	0	(c)	73
8.00%, 09/01/24	0	(c)	118
8.00%, 08/01/25	0	(c)	88
8.00%, 08/01/25	1		703
8.00%, 10/01/25	0	(c)	381
8.00%, 12/01/25	0	(c)	208
8.00%, 01/01/26	0	(c)	406
8.00%, 09/01/26	1		1,148
8.00%, 07/01/27	1		1,003
8.00%, 08/01/27	0	(c)	194
8.00%, 06/01/28	0	(c)	408
8.00%, 07/01/29	1		511
8.00%, 08/01/29	3		2,324
8.00%, 04/01/30	0	(c)	133
8.00%, 06/01/30	0	(c)	350
8.00%, 10/01/30	0	(c)	286
8.00%, 09/01/31	3		3,190
8.00%, 04/01/32	0	(c)	360
8.50%, 10/01/22	0	(c)	18
8.50%, 06/01/25	0	(c)	67
8.50%, 09/01/25	0	(c)	74
8.50%, 12/01/25	0	(c)	171
8.50%, 12/01/26	1		658
8.50%, 03/01/27	4		4,588
8.50%, 02/01/28	1		1,346
8.50%, 08/01/29	0	(c)	300

Security	Par/ Shares (000)		Value

Mortgage-Backed Securities (continued)
8.50%, 04/01/30	$1		$1,319
8.50%, 05/01/32	3		3,645
9.00%, 07/01/22	0	(c)	1
9.00%, 01/01/23	0	(c)	12
9.00%, 12/01/24	0	(c)	62
9.00%, 11/01/26	0	(c)	20
9.00%, 06/01/27	0	(c)	411
9.00%, 06/01/30	0	(c)	30
9.00%, 09/01/30	0	(c)	456
9.00%, 10/01/30	0	(c)	107

			27,579,143,895

Total U.S. Government & Agency Obligations — 104.2% (Cost: $27,113,130,202)			27,579,143,895

Short-Term Investments

Money Market Funds — 19.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	5,055,188		5,058,221,240
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	100		100,000

			5,058,321,240

Total Short-Term Investments — 19.1% (Cost: $5,056,952,635)			5,058,321,240

Total Investments Before TBA Sales Commitments — 123.3% (Cost: $32,170,082,837)			32,637,465,135

TBA Sales Commitments(a)

Mortgage-Backed Securities — (5.0)%
Uniform Mortgage-Backed Securities
1.50%, 03/11/51	(60,000)		(58,947,656)
2.00%, 03/16/36	(42,316)		(43,784,194)
2.00%, 03/11/51	(1,092,364)		(1,103,415,613)
2.50%, 03/11/51	(108,300)		(112,276,641)
3.00%, 03/11/51	(1,975)		(2,066,961)
3.50%, 03/11/51	(25)		(26,508)

			(1,320,517,573)

Total TBA Sales Commitments — (5.0)% (Proceeds: $(1,324,187,974))			(1,320,517,573)

Total Investments, Net of TBA Sales Commitments — 118.3% (Cost: $30,845,894,863)			31,316,947,562

Other Assets, Less Liabilities — (18.3)%			(4,836,357,525)

Net Assets — 100.0%			$26,480,590,037

(a)	TBA transaction.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rounds to less than 1,000.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security represents an investment of TBA cash collateral.

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2021	iShares® MBS ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,339,292,160	$1,721,403,666	(a)	$—	$(2,684,493)	$209,907	$5,058,221,240	5,055,188	$16,343,452	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		—	—	—	100,000	100	176	—

					$(2,684,493)	$209,907	$5,058,321,240		$16,343,628	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$27,579,143,895	$—	$27,579,143,895
Money Market Funds	5,058,321,240	—	—	5,058,321,240

	5,058,321,240	27,579,143,895	—	32,637,465,135

Liabilities
TBA Sales Commitments	—	(1,320,517,573)	—	(1,320,517,573)

	$5,058,321,240	$26,258,626,322	$—	$31,316,947,562

See notes to financial statements.

108	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2021

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$770,838,992	$278,642,968	$2,300,267,853	$27,579,143,895
Affiliated(c)	18,119,100	8,977,033	68,626,943	5,058,321,240
Cash	1,934	5,937	8,752	—
Cash pledged:
Collateral — TBA commitments	—	—	—	26,926,000
Receivables:
Investments sold	—	446,504	—	1,573,003
Securities lending income — Affiliated	94	499	3,794	—
TBA sales commitments	—	—	—	1,324,187,974
Capital shares sold	1,040,155	58,427	398,401	10,931,365
Dividends	297	17	106	581,588
Interest	4,245,838	1,619,607	12,661,253	58,439,173

Total assets	794,246,410	289,750,992	2,381,967,102	34,060,104,238

LIABILITIES
Bank overdraft	—	—	—	10,246,349
Collateral on securities loaned, at value	1,489,100	7,321,033	53,788,943	—
TBA sales commitments, at value(d)	—	—	—	1,320,517,573
Payables:
Investments purchased	4,599,994	1,884,294	13,422,808	6,247,859,407
Investment advisory fees	120,268	43,431	356,019	890,872

Total liabilities	6,209,362	9,248,758	67,567,770	7,579,514,201

NET ASSETS	$788,037,048	$280,502,234	$2,314,399,332	$26,480,590,037

NET ASSETS CONSIST OF:
Paid-in capital	$778,731,177	$283,972,510	$2,240,617,780	$26,039,571,381
Accumulated earnings (loss)	9,305,871	(3,470,276)	73,781,552	441,018,656

NET ASSETS	$788,037,048	$280,502,234	$2,314,399,332	$26,480,590,037

Shares outstanding	6,650,000	2,300,000	19,950,000	242,300,000

Net asset value	$118.50	$121.96	$116.01	$109.29

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,465,521	$7,302,312	$53,117,153	$—
(b) Investments, at cost — Unaffiliated	$763,913,814	$281,102,348	$2,229,022,962	$27,113,130,202
(c) Investments, at cost — Affiliated	$18,119,100	$8,977,033	$68,626,943	$5,056,952,635
(d) Proceeds from TBA sales commitments	$—	$—	$—	$1,324,187,974

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Statements of Operations

Year Ended February 28, 2021

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — Affiliated	$51,924	$2,689	$11,707	$16,343,628
Interest — Unaffiliated	9,950,440	3,794,233	43,771,576	363,462,690
Securities lending income — Affiliated — net	207	7,168	58,274	—
Other income — Unaffiliated	—	5,820	47,413	—

Total investment income	10,002,571	3,809,910	43,888,970	379,806,318

EXPENSES
Investment advisory fees	1,610,512	444,376	4,506,647	13,071,322
Miscellaneous	264	264	264	264

Total expenses	1,610,776	444,640	4,506,911	13,071,586

Less:
Investment advisory fees waived	—	—	—	(2,679,408)

Total expenses after fees waived	1,610,776	444,640	4,506,911	10,392,178

Net investment income	8,391,795	3,365,270	39,382,059	369,414,140

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	9,410,593	(224,375)	6,142,181	154,584,972
Investments — Affiliated	—	—	—	(2,684,493)
In-kind redemptions — Unaffiliated	8,419,570	5,848,890	23,350,041	(96,983)

Net realized gain	17,830,163	5,624,515	29,492,222	151,803,496

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(15,071,308)	(13,523,081)	(25,796,803)	(210,234,501)
Investments — Affiliated	—	—	—	209,907

Net change in unrealized appreciation (depreciation)	(15,071,308)	(13,523,081)	(25,796,803)	(210,024,594)

Net realized and unrealized gain (loss)	2,758,855	(7,898,566)	3,695,419	(58,221,098)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,150,650	$(4,533,296)	$43,077,478	$311,193,042

See notes to financial statements.

110	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,391,795	$12,440,046	$3,365,270	$5,672,016
Net realized gain	17,830,163	10,380,340	5,624,515	7,901,631
Net change in unrealized appreciation (depreciation)	(15,071,308)	22,396,650	(13,523,081)	12,630,365

Net increase (decrease) in net assets resulting from operations	11,150,650	45,217,036	(4,533,296)	26,204,012

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,524,889)	(12,622,811)	(3,375,370)	(5,649,866)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	200,663,834	(65,480,503)	61,472,881	106,275,429

NET ASSETS
Total increase (decrease) in net assets	193,289,595	(32,886,278)	53,564,215	126,829,575
Beginning of year	594,747,453	627,633,731	226,938,019	100,108,444

End of year	$788,037,048	$594,747,453	$280,502,234	$226,938,019

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	111

Statements of Changes in Net Assets  (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$39,382,059	$47,081,827	$369,414,140	$507,786,230
Net realized gain	29,492,222	7,506,329	151,803,496	51,977,641
Net change in unrealized appreciation (depreciation)	(25,796,803)	117,501,275	(210,024,594)	762,272,584

Net increase in net assets resulting from operations	43,077,478	172,089,431	311,193,042	1,322,036,455

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(40,483,694)	(47,393,716)	(407,911,495)	(500,038,659)
Return of capital	—	—	(56,468,256)	—

Decrease in net assets resulting from distributions to shareholders	(40,483,694)	(47,393,716)	(464,379,751)	(500,038,659)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	125,634,719	(144,564,847)	2,796,689,677	7,422,844,654

NET ASSETS
Total increase (decrease) in net assets	128,228,503	(19,869,132)	2,643,502,968	8,244,842,450
Beginning of year	2,186,170,829	2,206,039,961	23,837,087,069	15,592,244,619

End of year	$2,314,399,332	$2,186,170,829	$26,480,590,037	$23,837,087,069

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

112	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$118.95	$112.08	$111.42	$113.11	$114.67

Net investment income(a)	1.25	2.61	2.57	1.83	1.50
Net realized and unrealized gain (loss)(b)	0.87	6.89	0.57	(1.70)	(1.34)

Net increase from investment operations	2.12	9.50	3.14	0.13	0.16

Distributions(c)
From net investment income	(2.11)	(2.63)	(2.48)	(1.82)	(1.51)
From net realized gain	(0.46)	—	—	—	(0.21)

Total distributions	(2.57)	(2.63)	(2.48)	(1.82)	(1.72)

Net asset value, end of year	$118.50	$118.95	$112.08	$111.42	$113.11

Total Return
Based on net asset value	1.77%	8.57%	2.86%	0.10%	0.14%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.04%	2.27%	2.31%	1.62%	1.31%

Supplemental Data
Net assets, end of year (000)	$788,037	$594,747	$627,634	$445,697	$616,435

Portfolio turnover rate(d)	158%	72%	69%	78%	71%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$122.67	$111.23	$111.13	$113.20	$113.77

Net investment income(a)	1.88	2.94	2.87	2.57	2.37
Net realized and unrealized gain (loss)(b)	(0.63)	11.59	0.13	(1.99)	(0.57)

Net increase from investment operations	1.25	14.53	3.00	0.58	1.80

Distributions(c)
From net investment income	(1.96)	(3.09)	(2.90)	(2.65)	(2.37)

Total distributions	(1.96)	(3.09)	(2.90)	(2.65)	(2.37)

Net asset value, end of year	$121.96	$122.67	$111.23	$111.13	$113.20

Total Return
Based on net asset value	0.99%	13.24%	2.76%	0.48%	1.57%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.51%	2.52%	2.60%	2.26%	2.06%

Supplemental Data
Net assets, end of year (000)	$280,502	$226,938	$100,108	$144,464	$152,823

Portfolio turnover rate(d)	24%	16%	24%	17%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

114	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$115.67	$108.94	$108.09	$110.32	$111.23

Net investment income(a)	2.04	2.57	2.41	2.10	1.97
Net realized and unrealized gain (loss)(b)	0.41	6.73	0.82	(2.22)	(0.94)

Net increase (decrease) from investment operations	2.45	9.30	3.23	(0.12)	1.03

Distributions(c)
From net investment income	(2.11)	(2.57)	(2.38)	(2.11)	(1.94)

Total distributions	(2.11)	(2.57)	(2.38)	(2.11)	(1.94)

Net asset value, end of year	$116.01	$115.67	$108.94	$108.09	$110.32

Total Return
Based on net asset value	2.11%	8.63%	3.04%	(0.14)%	0.94%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.75%	2.29%	2.24%	1.90%	1.77%

Supplemental Data
Net assets, end of year (000)	$2,314,399	$2,186,171	$2,206,040	$1,902,403	$2,322,324

Portfolio turnover rate(d)	26%	19%	21%	19%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	115

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$109.75	$105.07	$104.27	$106.68	$109.39

Net investment income(a)	1.77	2.92	3.04	2.26	1.65
Net realized and unrealized gain (loss)(b)	0.02	4.71	0.56	(2.24)	(1.61)

Net increase from investment operations	1.79	7.63	3.60	0.02	0.04

Distributions(c)
From net investment income	(1.98)	(2.95)	(2.80)	(2.39)	(1.90)
From net realized gain	—	—	—	—	(0.85)
Return of capital	(0.27)	—	—	(0.04)	—

Total distributions	(2.25)	(2.95)	(2.80)	(2.43)	(2.75)

Net asset value, end of year	$109.29	$109.75	$105.07	$104.27	$106.68

Total Return
Based on net asset value	1.62%	7.35%	3.53%	(0.01)%	0.03%

Ratios to Average Net Assets
Total expenses	0.06%	0.07%	0.09%	0.14%	0.25%

Total expenses after fees waived	0.05%	0.06%	0.08%	0.13%	0.25%

Net investment income	1.60%	2.72%	2.93%	2.12%	1.52%

Supplemental Data
Net assets, end of year (000)	$26,480,590	$23,837,087	$15,592,245	$11,876,376	$10,230,652

Portfolio turnover rate(d)(e)	405%	253%	343%	745%	748%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

116	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., TBA sales commitments) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements   (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

118	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Agency Bond
Morgan Stanley & Co. LLC	$944,986	$944,986		$—	$—
Wells Fargo Securities LLC	520,535	520,535		—	—

	$1,465,521	$1,465,521		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements   (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Government/Credit Bond
Citigroup Global Markets Inc.	$846,505	$846,505		$—	$—
Deutsche Bank Securities Inc.	265,578	265,578		—	—
JPMorgan Securities LLC	6,105,446	6,105,446		—	—
Wells Fargo Bank, National Association	84,629	84,629		—	—
Wells Fargo Securities LLC	154	154		—	—

	$7,302,312	$7,302,312		$—	$—

Intermediate Government/Credit Bond
Barclays Capital Inc.	$200,657	$200,657		$—	$—
BofA Securities, Inc.	144,985	144,985		—	—
Citigroup Global Markets Inc.	19,228,182	19,228,182		—	—
Deutsche Bank Securities Inc.	177,697	177,697		—	—
Goldman Sachs & Co.	5,390	5,390		—	—
HSBC Securities (USA) Inc.	5,096,180	5,096,180		—	—
JPMorgan Securities LLC	20,678,502	20,678,502		—	—
Morgan Stanley & Co. LLC	6,637,022	6,637,022		—	—
MUFG Securities Americas Inc.	296,662	296,662		—	—
Pershing LLC	388,831	388,831		—	—
RBC Capital Markets LLC	263,045	263,045		—	—

	$53,117,153	$53,117,153		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

120	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in order to limit total annual operating expenses after fee waiver to 0.06% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
MBS	$2,679,408

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Agency Bond	$259
Government/Credit Bond	2,509
Intermediate Government/Credit Bond	18,653

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Agency Bond	$39,261,371	$9,252,255	$(17,458)
Government/Credit Bond	—	840,938	(236,936)
Intermediate Government/Credit Bond	2,050,082	8,892,724	(1,146,829)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Agency Bond	$1,399,008,877	$1,124,322,540	$131,533,235	$84,185,419
Government/Credit Bond	29,929,051	24,891,940	27,372,139	26,994,543
Intermediate Government/Credit Bond	372,579,428	403,068,049	225,916,482	182,178,751
MBS	93,353,087,943	96,455,291,025	—	—

For the year ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Agency Bond	$116,701,897	$261,258,693
Government/Credit Bond	429,596,635	371,867,354
Intermediate Government/Credit Bond	654,017,887	532,689,046
MBS	5,989,912,502	10,617,244

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

Agency Bond	$8,704,716	$(8,704,716)
Government/Credit Bond	5,848,769	(5,848,769)
Intermediate Government/Credit Bond	23,354,656	(23,354,656)
MBS	(96,982)	96,982
The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20
Agency Bond
Ordinary income	$15,212,127	$12,622,811
Long-term capital gains	3,312,762	—

	$18,524,889	$12,622,811

Government/Credit Bond
Ordinary income	$3,375,370	$5,649,866

Intermediate Government/Credit Bond
Ordinary income	$40,483,694	$47,393,716

MBS
Ordinary income	$407,911,495	$500,038,659
Return of capital	56,468,256	—

	$464,379,751	$500,038,659

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

122	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
Agency Bond	$1,117,631	$1,410,168	$—	$6,778,072		$9,305,871
Government/Credit Bond	254,138	—	(1,235,826)	(2,488,588)		(3,470,276)
Intermediate Government/Credit Bond	2,860,871	—	(56,976)	70,977,657		73,781,552
MBS	—	—	(26,952,373)	467,971,029		441,018,656

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

For the year ended February 28, 2021, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
Intermediate Government/Credit Bond	$6,088,685
MBS	154,594,681

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agency Bond	$782,180,020	$9,470,814	$(2,692,742)	$6,778,072
Government/Credit Bond	290,108,589	3,404,707	(5,893,295)	(2,488,588)
Intermediate Government/Credit Bond	2,297,917,139	80,452,889	(9,475,232)	70,977,657
MBS	32,196,914,717	589,965,868	(149,415,450)	440,550,418

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/21		Year Ended 02/29/20

iShares ETF	Shares	Amount	Shares	Amount

Agency Bond
Shares sold	4,550,000	$546,940,268	2,250,000	$259,931,753
Shares redeemed	(2,900,000)	(346,276,434)	(2,850,000)	(325,412,256)

Net increase (decrease)	1,650,000	$200,663,834	(600,000)	$(65,480,503)

Government/Credit Bond
Shares sold	3,500,000	$437,454,832	3,450,000	$398,906,462
Shares redeemed	(3,050,000)	(375,981,951)	(2,500,000)	(292,631,033)

Net increase	450,000	$61,472,881	950,000	$106,275,429

Intermediate Government/Credit Bond
Shares sold	5,700,000	$664,978,687	2,550,000	$286,637,180
Shares redeemed	(4,650,000)	(539,343,968)	(3,900,000)	(431,202,027)

Net increase (decrease)	1,050,000	$125,634,719	(1,350,000)	$(144,564,847)

MBS
Shares sold	65,500,000	$7,226,859,745	85,500,000	$9,225,449,721
Shares redeemed	(40,400,000)	(4,430,170,068)	(16,700,000)	(1,802,605,067)

Net increase	25,100,000	$2,796,689,677	68,800,000	$7,422,844,654

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other

124	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	125

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Agency Bond ETF, iShares Government/Credit Bond ETF,

iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Agency Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

126	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends

Agency Bond	$8,399,159
Government/Credit Bond	3,393,416
Intermediate Government/Credit Bond	39,510,713
MBS	353,435,074

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

Agency Bond	$8,391,795
Government/Credit Bond	2,984,848
Intermediate Government/Credit Bond	34,751,147
MBS	369,414,140

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest

Agency Bond	$3,647,205
Government/Credit Bond	1,296,771
Intermediate Government/Credit Bond	18,699,144

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 28, 2021:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends

Agency Bond	$6,476,833	$3,446,487

I M P O R T A N T T A X I N F O R M A T I O N	127

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Agency Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

128	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Agency Bond	$1.362003	$1.208592	$—	$2.570595	53%	47%	—%		100%
Government/Credit Bond(a)	1.921429	—	0.037516	1.958945	98	—	2		100
Intermediate Government/Credit Bond(a)	2.112950	—	0.000894	2.113844	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	129

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

130	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	131

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

132	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	133

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-205-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
•	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. corporate bond performance was positive during the 12 months ended February 28, 2021 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned 2.47% and 7.09%, respectively, for the reporting period.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

The pandemic-related volatility in the U.S. economy was reflected in corporate bond yields (which are inversely related to prices). Corporate bond prices were significantly impacted by the economic disruption early in the reporting period. In early March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies and downgrades, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which have a greater probability of default.

However, Fed actions to support the corporate bond market drove a recovery in prices beginning in late March 2020. Bond prices continued to gain steadily for much of the remainder of 2020 as the economic outlook improved, helping to ease investors concerned about credit downgrades and loan defaults. However, as mass vaccinations got underway in early 2021 and further stimulus was proposed, the performance of investment-grade and high-yield bonds diverged. Investment-grade bond prices declined amid concerns about inflation and future interest rate increases. However, high-yield bonds benefited from the stimulative environment, which further assuaged concerns about creditworthiness. Demand for all categories of corporate bonds was extremely high, supporting record-high issuance as investors sought yield in a near-zero interest rate environment.

4	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.56%	7.29%	5.30%	6.56%	42.19%	67.55%

Fund Market	5.69	6.93	5.15	5.69	39.81	65.20

Index	7.09	7.83	5.71	7.09	45.78	74.20

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,045.70	$2.43		$1,000.00	$1,022.40	$2.41		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021 (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	2.7%
Ba	47.8
B	36.5
Caa	11.4
Ca	0.3
Not Rated	1.3

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	0.2%
1-5 Years	38.0
5-10 Years	58.6
10-15 Years	2.6
More than 20 Years	0.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	2.83%	6.26%	5.62%	2.83%	35.49%	72.78%

Fund Market	2.73	6.20	5.56	2.73	35.07	71.79

Index	2.47	6.31	5.75	2.47	35.82	74.97

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$991.70	$0.69		$1,000.00	$1,024.10	$0.70		0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021 (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	1.9%

Aa	7.8

A	41.9

Baa	45.8

Ba	2.0

Not Rated	0.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	18.0%

5-10 Years	37.0

10-15 Years	5.6

15-20 Years	9.7

More than 20 Years	29.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)	$12,140	$12,261,400
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	12,229	12,076,138
3.75%, 02/15/28 (Call 02/15/23)(b)	11,833	11,973,517
4.00%, 02/15/30 (Call 02/15/25)(b)	11,339	11,569,323
4.88%, 01/15/29 (Call 01/15/24)(b)	7,593	7,989,749
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	9,991	9,718,121
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	10,241	10,151,391
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	14,658	14,896,192
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	5,010	5,320,370
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	21,223	22,708,610

		118,664,811

Aerospace & Defense — 2.1%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	26,324	28,558,908
5.87%, 02/23/22(b)	752	778,320
6.88%, 05/01/25 (Call 04/01/25)	24,701	28,701,327
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)(b)	19,203	19,251,007
5.75%, 10/15/27 (Call 07/15/27)(a)	21,330	22,889,756
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)(b)	15,152	15,341,400
5.38%, 05/01/26 (Call 05/01/21)(a)(b)	8,846	9,042,824
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	15,172	14,684,827
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	8,993	9,327,719
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	24,216	25,620,932
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	16,988	19,026,560
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(a)	23,430	23,049,262
5.50%, 11/15/27 (Call 11/15/22)	53,014	54,427,883
6.25%, 03/15/26 (Call 03/15/22)(a)	93,330	98,351,154
6.38%, 06/15/26 (Call 06/15/21)(b)	17,487	18,003,741
6.50%, 05/15/25 (Call 05/15/21)(b)	14,999	15,285,848
7.50%, 03/15/27 (Call 03/15/22)(b)	9,540	10,144,598
8.00%, 12/15/25 (Call 04/08/22)(a)(b)	21,396	23,263,871
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(b)	9,211	9,700,910
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)(b)	10,802	10,845,594
7.75%, 08/15/25 (Call 08/15/21)(b)	9,668	9,463,522
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	15,520	17,282,000

		483,041,963

Agriculture — 0.3%
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(a)(b)	13,706	14,449,037
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	17,702	18,843,970
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	18,459	19,178,748
10.50%, 11/01/26 (Call 11/01/21)(a)(b)	11,169	12,062,520

		64,534,275

Airlines — 0.9%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	10,502	8,927,750

Security	Par (000)	Value

Airlines (continued)
5.00%, 06/01/22(a)(b)	$15,228	$14,675,985
American Airlines Inc., 11.75%, 07/15/25(a)	50,977	60,726,351
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	16,649	16,557,098
3.63%, 03/15/22 (Call 02/15/22)	9,105	9,257,595
3.75%, 10/28/29 (Call 07/28/29)(b)	13,577	13,462,652
3.80%, 04/19/23 (Call 03/19/23)(b)	8,552	8,753,180
4.38%, 04/19/28 (Call 01/19/28)(b)	10,500	10,864,560
7.38%, 01/15/26 (Call 12/15/25)(b)	25,889	30,256,474
Hawaiian Brand Intellect, 5.75%, 01/20/26 (Call 01/20/24)(a)	14,690	15,488,469
United Airlines Holdings Inc., 4.25%, 10/01/22(b)	8,062	8,247,426

		197,217,540

Apparel — 0.4%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	18,131	19,200,936
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	19,823	21,353,732
5.38%, 05/15/25 (Call 05/15/22)(a)	9,685	10,263,969
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)(b)	17,159	17,562,849
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)(b)	7,776	8,188,750
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	9,092	9,580,695

		86,150,931

Auto Manufacturers — 3.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)	20,715	19,834,612
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	7,707	7,947,844
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	10,939	11,863,072
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	23,035	25,084,783
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	24,922	26,560,372
8.50%, 04/21/23(b)	59,072	66,012,960
9.00%, 04/22/25 (Call 03/22/25)	61,502	74,482,612
9.63%, 04/22/30 (Call 01/22/30)(b)	16,060	22,853,380
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	7,895	7,778,154
2.98%, 08/03/22 (Call 07/03/22)	6,720	6,797,007
3.09%, 01/09/23	17,911	18,224,577
3.10%, 05/04/23(b)	12,722	12,900,532
3.34%, 03/28/22 (Call 02/28/22)	3,515	3,557,883
3.35%, 11/01/22	12,775	12,974,929
3.37%, 11/17/23(b)	16,457	16,885,705
3.38%, 11/13/25 (Call 10/13/25)(b)	35,253	35,780,737
3.55%, 10/07/22(b)	804	822,108
3.66%, 09/08/24	6,527	6,719,090
3.81%, 01/09/24 (Call 11/09/23)(b)	11,338	11,663,967
3.82%, 11/02/27 (Call 08/02/27)(b)	11,921	12,316,097
4.00%, 11/13/30 (Call 08/13/30)	27,963	28,534,494
4.06%, 11/01/24 (Call 10/01/24)	21,942	22,956,982
4.13%, 08/04/25(b)	24,352	25,664,217
4.13%, 08/17/27 (Call 06/17/27)	20,477	21,542,162
4.14%, 02/15/23 (Call 01/15/23)(b)	8,547	8,813,560
4.25%, 09/20/22(b)	8,503	8,781,427
4.27%, 01/09/27 (Call 11/09/26)(b)	16,764	17,726,882
4.38%, 08/06/23(b)	11,872	12,404,697
4.39%, 01/08/26	21,199	22,364,945
4.54%, 08/01/26 (Call 06/01/26)(b)	13,841	14,775,267
4.69%, 06/09/25 (Call 04/09/25)(b)	6,010	6,392,762

10	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.11%, 05/03/29 (Call 02/03/29)	$25,649	$28,085,655
5.13%, 06/16/25 (Call 05/16/25)(b)	30,462	32,912,668
5.58%, 03/18/24 (Call 02/18/24)	24,816	26,799,729
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	10,085	9,706,813
5.63%, 02/01/23 (Call 03/01/21)(a)(b)	8,748	8,750,337
5.88%, 01/15/28 (Call 01/15/24)(a)(b)	13,175	13,407,143
7.75%, 10/15/25 (Call 10/15/22)(a)	13,060	14,123,215
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(a)	24,376	25,315,695
9.50%, 05/01/25 (Call 04/21/22)(a)	10,701	11,971,744
Stellantis NV, 5.25%, 04/15/23	490	532,305
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)	37,514	39,040,820

		801,663,940

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	17,682	17,933,112
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)(b)	15,577	16,772,599
9.00%, 04/15/25 (Call 04/15/22)(a)(b)	11,122	12,331,517
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)(b)	10,075	10,378,258
6.25%, 03/15/26 (Call 03/15/21)(b)	5,726	5,847,620
6.50%, 04/01/27 (Call 04/01/22)(b)	12,887	13,455,832
6.88%, 07/01/28 (Call 07/01/23)(b)	8,528	9,039,595
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	6,894	7,374,221
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	20,774	22,124,310
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	42,055	45,479,480
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)	4,651	4,788,205
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	8,270	8,654,481
5.50%, 12/15/24 (Call 12/15/21)(b)	4,978	5,080,752
5.63%, 06/15/28 (Call 06/15/23)(b)	9,731	10,354,340
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	14,397	15,050,084
5.00%, 05/31/26 (Call 05/31/21)(b)	17,593	17,988,842
5.13%, 11/15/23 (Call 03/01/21)(b)	15,748	15,829,151
9.50%, 05/31/25 (Call 05/31/22)(b)	16,277	18,209,975
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)(b)	9,396	8,832,240
7.88%, 01/15/29 (Call 01/15/24)(a)	11,887	13,287,051
ZF North America Capital Inc.
4.50%, 04/29/22(a)(b)	8,090	8,295,690
4.75%, 04/29/25(a)(b)	23,709	25,631,143

		312,738,498

Banks — 1.6%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(b)(c)	5,600	5,929,000
4.75%, 02/16/24 (Call 11/16/23)	4,607	5,012,992
5.00%, 08/15/22(b)	19,378	20,499,998
5.00%, 08/01/23	12,684	13,841,415
5.25%, 03/07/25 (Call 12/07/24)	8,354	9,480,850
6.13%, 03/09/28(b)	10,362	12,850,655
Commerzbank AG, 8.13%, 09/19/23(a)(b)	20,267	23,287,902
Deutsche Bank AG
3.73%, 01/14/32 (Call 01/14/31)(c)	16,713	16,530,838
4.30%, 05/24/28 (Call 05/24/23)(b)(c)	33,521	34,417,687

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
4.88%, 12/01/32 (Call 12/01/27)(b)(c)	$22,346	$23,800,767
5.88%, 07/08/31 (Call 04/08/30)(b)(c)	10,651	12,203,387
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	13,067	13,067,000
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	12,354	13,218,780
8.13%, 11/15/24 (Call 11/15/21)(a)	7,111	7,400,450
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	13,997	14,551,981
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(b)	40,140	43,704,079
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	31,885	34,416,063
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	19,299	21,438,271
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	23,276	27,704,697

		353,356,812

Building Materials — 0.8%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	11,982	12,592,483
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	14,608	15,657,950
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(a)(b)	10,835	11,105,875
8.00%, 04/15/26 (Call 04/15/21)(a)(b)	7,136	7,408,096
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	21,641	22,723,050
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/21)(a)	6,859	6,991,293
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	10,877	11,271,019
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	23,329	22,337,674
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	20,827	21,505,146
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	23,068	24,053,458
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	13,409	13,838,088
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)(b)	15,382	16,324,147

		185,808,279

Chemicals — 1.4%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	14,315	13,903,444
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	11,732	12,254,133
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/21)	3,494	3,693,333
CF Industries Inc., 3.45%, 06/01/23(b)	12,732	13,274,431
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	11,489	12,143,053
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	15,715	16,176,298
7.00%, 05/15/25 (Call 05/15/21)(b)	12,284	12,655,591
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	13,346	13,802,433
5.25%, 12/15/29 (Call 09/15/29)(b)	15,324	15,764,565
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	20,460	21,176,100
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	9,662	10,000,170
5.25%, 08/01/23 (Call 08/01/21)(a)	8,859	8,912,154
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	21,907	22,810,664
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)	9,273	9,597,710
5.25%, 11/01/24 (Call 11/01/21)(a)(b)	12,988	13,426,345

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	$13,722	$14,369,678
5.13%, 09/15/27 (Call 03/15/22)(b)	10,251	10,648,734
5.63%, 08/01/29 (Call 08/01/24)(b)	15,607	16,836,051
9.50%, 06/01/25 (Call 03/01/25)(a)	7,491	9,217,529
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/21)(a)	8,007	8,268,909
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	9,029	9,661,030
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	10,514	10,863,590
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	11,271	11,102,405
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	12,157	12,574,897
WR Grace & Co-Conn, 4.88%, 06/15/27
(Call 06/12/23)(a)(b)	16,502	17,109,274

		320,242,521

Commercial Services — 3.1%
ADT Security Corp. (The)
3.50%, 07/15/22	16,515	16,789,735
4.13%, 06/15/23(b)	14,946	15,544,516
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	40,252	42,628,076
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	19,471	21,472,229
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	11,376	12,044,340
7.63%, 09/01/23 (Call 09/01/21)	5,249	5,440,798
7.88%, 12/01/22 (Call 12/01/21)	10,068	10,103,705
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.38%, 03/01/29 (Call 03/01/24)	2,305	2,356,863
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	8,135	8,409,556
10.50%, 05/15/25 (Call 05/15/22)(a)(b)	8,485	10,156,379
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	13,905	14,316,449
5.50%, 07/15/25 (Call 06/18/22)(a)(b)	6,409	6,778,319
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	11,826	11,797,913
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	12,814	13,912,000
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)	17,575	17,688,359
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	16,343	17,066,178
Herc Holdings Inc., 5.50%, 07/15/27
(Call 07/15/22)(a)(b)	25,700	27,063,385
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(a)(b)	8,021	8,361,893
5.00%, 06/15/28 (Call 06/15/23)(a)(b)	16,100	17,066,000
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	26,453	26,277,881
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(a)(b)	6,286	6,450,190
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/21)(a)	11,309	11,338,403
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	21,335	22,464,155
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	15,097	16,284,002
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	20,384	19,614,504
5.25%, 04/15/24(a)(b)	15,150	16,191,562
5.75%, 04/15/26(a)	26,073	28,093,657
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	26,087	27,065,262

Security	Par (000)	Value

Commercial Services (continued)
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	$16,835	$18,227,423
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	16,574	19,743,777
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	20,091	19,714,294
4.63%, 12/15/27 (Call 12/15/22)(b)	5,512	5,816,768
5.13%, 06/01/29 (Call 06/01/24)(b)	14,204	15,340,320
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)(b)	15,236	15,871,189
3.88%, 02/15/31 (Call 08/15/25)(b)	22,384	22,890,326
4.00%, 07/15/30 (Call 07/15/25)(b)	15,245	15,812,114
4.88%, 01/15/28 (Call 01/15/23)(b)	33,192	35,100,540
5.25%, 01/15/30 (Call 01/15/25)(b)	15,042	16,539,243
5.50%, 05/15/27 (Call 05/15/22)(b)	19,320	20,430,900
5.88%, 09/15/26 (Call 09/15/21)(b)	19,009	20,013,436
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 08/15/21)(a)(b)	18,689	20,065,445

		698,342,084

Computers — 1.3%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	27,982	29,800,830
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)	31,090	32,171,932
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/21)(b)	5,996	6,115,920
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	14,355	15,989,676
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	19,032	19,715,738
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(a)(b)	12,771	4,090,976
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	13,710	13,918,529
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	11,032	11,462,138
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	9,959	10,385,046
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	8,065	8,632,131
8.13%, 04/15/25 (Call 04/15/22)(a)(b)	2,445	2,664,781
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(a)(b)	11,529	11,077,755
3.38%, 07/15/31 (Call 01/15/26)(a)(b)	11,316	11,000,849
4.09%, 06/01/29 (Call 03/01/29)(a)	4,232	4,394,720
4.13%, 01/15/31 (Call 10/15/30)(a)	4,800	4,966,286
4.75%, 06/01/23(b)	9,879	10,572,506
4.88%, 03/01/24 (Call 01/01/24)	6,506	7,001,107
4.88%, 06/01/27 (Call 03/01/27)	4,225	4,700,735
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/21)(a)	24,661	25,308,351
Vericast Corp., 8.38%, 08/15/22 (Call 03/01/21)(a)(b)	13,914	14,045,835
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 09/20/21)(a)	4,127	4,284,145
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	46,368	51,236,640

		303,536,626

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 7.00%, 03/15/23	810	868,725
Edgewell Personal Care Co.
4.70%, 05/24/22	1,786	1,865,571
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	17,963	19,070,958

		21,805,254

12	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	$16,064	$16,224,640
5.88%, 05/15/26 (Call 05/15/21)(a)	9,309	9,632,767
Avient Corp.
5.25%, 03/15/23(b)	10,368	11,107,895
5.75%, 05/15/25 (Call 05/15/22)(a)(b)	9,620	10,181,231
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(a)(b)	14,356	14,738,827
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	25,486	24,562,133
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	22,748	23,914,972
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)(b)	10,218	10,030,953
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	20,268	19,963,980
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	9,990	8,288,703

		148,646,101

Diversified Financial Services — 2.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	14,843	15,176,967
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)(b)	22,917	26,209,944
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	15,935	17,219,839
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	9,195	9,401,428
5.75%, 09/15/25 (Call 03/15/21)(a)(b)	17,134	17,635,169
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	12,985	13,246,518
5.50%, 08/15/28 (Call 08/15/23)(a)	17,594	18,108,624
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	12,233	12,873,979
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	11,440	11,011,000
5.00%, 03/15/27 (Call 09/15/26)(b)	14,353	14,065,940
5.50%, 01/25/23	18,682	19,323,415
5.88%, 10/25/24(b)	9,916	10,443,098
6.13%, 03/25/24(b)	17,390	18,259,326
6.50%, 06/15/22	16,069	16,673,676
6.75%, 06/25/25(b)	9,899	10,641,425
6.75%, 06/15/26(b)	10,195	10,910,638
7.25%, 01/25/22(b)	393	407,738
7.25%, 09/25/23(b)	9,840	10,676,400
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)(b)	35,981	36,999,262
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)(b)	18,110	17,568,149
5.38%, 11/15/29 (Call 05/15/29)(b)	15,436	16,327,043
5.63%, 03/15/23(b)	16,638	17,703,807
6.13%, 05/15/22(b)	18,395	19,279,555
6.13%, 03/15/24 (Call 09/15/23)(b)	25,025	26,863,086
6.63%, 01/15/28 (Call 07/15/27)(b)	15,616	17,787,744
6.88%, 03/15/25(b)	24,290	27,380,902
7.13%, 03/15/26(b)	31,985	36,990,652
8.88%, 06/01/25 (Call 06/01/22)(b)	9,552	10,512,578
PennyMac Financial Services Inc., 4.25%, 02/15/29 (Call 02/15/24)(a)	5,045	4,981,938
Quicken Loans LLC, 5.25%, 01/15/28
(Call 01/15/23)(a)(b)	20,556	21,738,998
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	15,636	15,465,568
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	25,294	24,979,659

		546,864,065

Security	Par (000)	Value

Electric — 2.5%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	$17,880	$17,257,955
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	24,206	24,871,665
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	13,239	13,024,969
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	16,524	16,388,379
5.13%, 03/15/28 (Call 03/15/23)(a)	28,128	28,314,995
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	24,186	24,881,348
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	19,609	20,885,218
5.75%, 10/15/25 (Call 10/15/21)	10,609	11,078,979
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(a)	8,082	8,608,946
4.35%, 04/15/29 (Call 01/15/29)	8,404	9,332,642
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	25,644	26,741,163
5.63%, (Call 01/22/24)(a)(b)(c)(d)	30,863	32,821,381
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	4,225	4,163,755
Series B, 2.25%, 09/01/30 (Call 06/01/30)	3,225	3,040,429
Series B, 4.40%, 07/15/27 (Call 04/15/27)	5,550	6,093,789
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	8,591	9,192,284
4.25%, 07/15/24 (Call 04/15/24)(a)	14,206	15,034,447
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	1,129	1,198,490
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	13,115	14,606,176
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	10,419	10,297,358
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	21,741	21,414,885
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	16,459	17,425,966
5.75%, 01/15/28 (Call 01/15/23)(b)	12,751	13,544,495
6.63%, 01/15/27 (Call 07/15/21)(b)	21,253	22,136,062
7.25%, 05/15/26 (Call 05/15/21)	17,061	17,743,440
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	20,567	21,586,866
5.25%, 07/01/30 (Call 06/15/25)(b)	20,592	22,003,925
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	11,515	10,104,413
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	8,285	8,619,241
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	13,800	14,581,607
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	8,456	8,991,265
10.50%, 01/15/26 (Call 01/15/22)(a)	12,841	12,263,155
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	26,238	27,353,115
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	20,322	21,084,075
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	27,726	28,973,670

		565,660,548

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	15,712	15,683,522
4.75%, 06/15/28 (Call 07/01/23)(a)(b)	13,818	14,074,324
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	29,110	31,529,769
7.25%, 06/15/28 (Call 06/15/23)(a)	26,916	29,844,326

		91,131,941

Electronics — 0.3%
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	8,676	9,235,602
5.00%, 10/01/25(a)(b)	13,404	14,715,198
5.63%, 11/01/24(a)(b)	7,740	8,521,353

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	$14,492	$14,546,345
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	9,671	10,309,689

		57,328,187

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	5,726	5,870,102
4.75%, 01/15/30 (Call 01/15/25)(a)	14,757	15,537,940
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	15,817	17,448,663

		38,856,705

Engineering & Construction — 0.4%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(b)	20,482	22,453,393
5.88%, 10/15/24 (Call 07/15/24)	16,108	17,749,674
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(a)(b)	20,430	20,427,277
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	9,223	9,325,626
4.25%, 09/15/28 (Call 06/15/28)(b)	13,093	13,354,860

		83,310,830

Entertainment — 3.0%
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(a)(b)	10,347	10,887,113
10.50%, 04/24/26 (Call 06/15/22)(a)	1,213	1,265,836
AMC Entertainment Holdings Inc. (12.00% PIK), 12.00%, 06/15/26 (Call 06/15/23)(a)(e)	8,986	6,928,314
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)(b)	69,689	73,826,784
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	35,977	39,204,137
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/21)(a)(b)	34,322	34,123,962
5.75%, 07/01/25 (Call 07/01/22)(a)(b)	17,852	18,744,600
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	11,017	11,124,691
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)(b)	4,850	4,876,258
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	10,143	10,337,619
5.50%, 05/01/25 (Call 05/01/22)(a)(b)	20,816	21,843,790
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	11,728	12,176,596
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	12,368	12,878,551
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)(b)	16,707	16,566,035
5.13%, 12/15/22 (Call 12/15/21)(b)	8,377	8,314,173
International Game Technology PLC
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	15,188	16,090,167
6.25%, 02/15/22 (Call 08/15/21)(a)	9,208	9,380,650
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	14,719	16,669,267
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	21,376	23,620,480
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/21)(a)	11,233	11,431,824
6.38%, 02/01/24 (Call 02/01/22)(a)(b)	12,011	12,304,789
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)	10,195	10,217,429
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	18,734	18,925,087
4.88%, 11/01/24 (Call 11/01/21)(a)(b)	11,670	11,795,452
6.50%, 05/15/27 (Call 05/15/23)(a)	25,117	27,722,889

Security	Par (000)	Value

Entertainment (continued)
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/21)(a)(b)	$2,948	$3,065,625
8.00%, 02/01/26 (Call 02/01/23)(a)	24,689	24,442,110
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(a)(b)	24,629	25,329,695
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	14,014	14,850,636
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	10,213	11,106,638
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	21,747	23,038,772
8.63%, 07/01/25 (Call 07/01/22)(a)(b)	9,641	10,383,984
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(a)(b)	21,873	21,934,901
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	10,150	10,370,763
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	14,151	15,237,514
Stars Group Holdings BV/Stars Group US
Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	17,725	18,633,702
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	17,651	16,994,603
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	10,454	10,706,882
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	14,563	15,316,635
7.75%, 04/15/25 (Call 04/15/22)(a)(b)	11,814	12,800,174

		675,469,127

Environmental Control — 0.4%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(b)	9,219	9,564,712
5.88%, 07/01/25 (Call 07/01/21)(b)	6,230	6,467,301
6.00%, 01/01/27 (Call 01/01/22)(b)	4,488	4,688,899
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	15,835	15,510,823
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	16,028	16,338,462
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	10,376	10,193,138
4.25%, 06/01/25 (Call 06/01/22)(a)	6,668	6,836,100
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	10,338	10,927,583
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,347	1,487,101
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	11,354	11,435,181
5.38%, 07/15/24 (Call 06/07/21)(a)	6,413	6,621,422

		100,070,722

Food — 3.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)	15,227	15,026,004
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	15,375	15,801,041
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	17,880	17,200,560
4.63%, 01/15/27 (Call 01/15/22)(a)(b)	27,788	28,766,415
4.88%, 02/15/30 (Call 02/15/25)(a)	20,208	20,919,726
5.75%, 03/15/25 (Call 09/15/21)	1,756	1,810,875
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	15,377	16,376,505
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	12,856	14,054,822
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/21)(b)	18,026	18,490,169
5.25%, 09/15/27 (Call 03/01/22)(b)	13,884	14,541,581
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(a)(b)	18,089	19,830,971

14	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	$24,742	$27,649,185
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	27,961	31,456,125
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	41,481	43,938,749
3.50%, 06/06/22(b)	1,801	1,865,350
3.75%, 04/01/30 (Call 01/01/30)	19,585	21,353,721
3.88%, 05/15/27 (Call 02/15/27)	26,899	29,322,869
3.95%, 07/15/25 (Call 04/15/25)(b)	34,291	38,095,929
4.00%, 06/15/23 (Call 05/15/23)(b)	4,980	5,332,750
4.25%, 03/01/31 (Call 12/01/30)	27,116	30,305,113
4.63%, 01/30/29 (Call 10/30/28)	22,155	25,398,399
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	13,871	14,398,098
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	15,483	16,053,936
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	12,013	13,134,032
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/21)(a)	19,769	20,185,137
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	17,258	18,510,769
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	21,750	21,709,219
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	32,689	33,179,335
5.00%, 08/15/26 (Call 08/15/21)(a)	32,978	34,412,543
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	14,956	16,096,545
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	18,622	19,559,618
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	25,462	26,801,301
TreeHouse Foods Inc.
4.00%, 09/01/28 (Call 09/01/23)(b)	11,850	12,181,800
6.00%, 02/15/24 (Call 02/15/22)(a)(b)	3,806	3,875,383
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(a)	12,975	13,202,062
6.25%, 04/15/25 (Call 04/15/22)(a)(b)	22,562	24,000,327

		724,836,964

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	9,736	9,899,201
5.00%, 04/01/25 (Call 04/01/21)(a)(b)	5,542	5,668,496
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	27,694	28,448,346
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	27,710	29,255,409

		73,271,452

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(a)	15,421	15,678,659

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	12,276	13,438,537
5.63%, 05/20/24 (Call 03/20/24)	14,775	16,334,711
5.75%, 05/20/27 (Call 02/20/27)(b)	11,108	12,517,605
5.88%, 08/20/26 (Call 05/20/26)(b)	14,286	16,115,084

		58,405,937

Health Care - Products — 0.5%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	33,077	34,501,097
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	19,231	19,172,346
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	9,219	9,750,936

Security	Par (000)	Value

Health Care - Products (continued)
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)(b)	$12,543	$13,643,147
7.38%, 06/01/25 (Call 06/01/22)(a)(b)	3,908	4,201,100
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	10,512	10,893,060
4.63%, 11/15/27 (Call 11/15/22)(b)	11,519	12,138,146
4.88%, 06/01/26 (Call 06/01/21)(b)	5,705	5,876,792

		110,176,624

Health Care - Services — 6.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(a)	10,191	10,636,856
5.50%, 07/01/28 (Call 07/01/23)(a)(b)	7,575	8,020,302
5.63%, 02/15/23 (Call 03/01/21)	14,798	14,788,381
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/10/24)(a)	5,810	5,737,375
5.00%, 07/15/27 (Call 07/15/22)(a)	2,192	2,301,600
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)(b)	38,035	36,787,452
3.00%, 10/15/30 (Call 07/15/30)	41,190	41,841,980
3.38%, 02/15/30 (Call 02/15/25)(b)	38,945	40,023,776
4.25%, 12/15/27 (Call 12/15/22)(b)	50,888	52,987,130
4.63%, 12/15/29 (Call 12/15/24)(b)	73,924	79,763,996
4.75%, 01/15/25 (Call 01/15/22)(b)	36,096	36,964,109
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	37,598	39,336,907
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	13,508	14,144,143
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	10,352	10,798,430
5.50%, 04/01/26 (Call 04/01/21)(a)(b)	9,099	9,496,588
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	14,405	14,125,975
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	12,839	13,529,873
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	10,280	10,912,263
6.63%, 02/15/25 (Call 02/15/22)(a)(b)	28,114	29,565,436
6.88%, 04/01/28 (Call 04/01/23)(a)	28,814	25,673,274
6.88%, 04/15/29 (Call 04/15/24)(a)	17,790	18,272,109
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	41,193	44,076,510
8.00%, 12/15/27 (Call 12/15/22)(a)	13,368	14,654,670
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	26,578	27,774,010
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	31,598	30,110,998
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	41,155	41,798,047
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)(b)	9,033	9,612,237
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	16,918	17,627,203
4.75%, 02/01/30 (Call 02/01/25)(b)	15,948	16,895,418
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(b)	53,075	54,983,046
5.38%, 02/01/25(b)	52,046	58,356,577
5.38%, 09/01/26 (Call 03/01/26)(b)	19,562	22,320,027
5.63%, 09/01/28 (Call 03/01/28)(b)	29,710	34,537,875
5.88%, 05/01/23	24,420	26,688,537
5.88%, 02/15/26 (Call 08/15/25)(b)	29,946	34,616,079
5.88%, 02/01/29 (Call 08/01/28)(b)	19,570	23,057,765
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	20,767	21,447,119
5.00%, 05/15/27 (Call 05/15/22)(a)	22,133	23,160,230
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(a)(b)	12,295	12,222,214

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.75%, 04/15/25 (Call 04/15/22)(a)	$8,694	$9,202,251
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	11,664	11,722,320
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	20,749	21,942,067
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	13,968	14,631,480
4.38%, 06/15/28 (Call 06/15/23)(a)	15,560	16,182,400
5.38%, 11/15/22 (Call 08/15/22)	12,846	13,568,588
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	14,558	15,759,035
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	25,699	27,687,332
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	15,840	16,394,400
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	25,030	26,785,104
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)	38,472	39,178,154
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	9,237	9,466,770
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	12,615	13,123,636
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	40,531	41,916,046
5.13%, 05/01/25 (Call 05/01/21)	26,714	26,912,018
5.13%, 11/01/27 (Call 11/01/22)(a)	30,063	31,594,048
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	50,432	52,835,927
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	28,189	29,753,489
6.75%, 06/15/23(b)	35,777	38,601,594
7.00%, 08/01/25 (Call 08/01/21)(b)	7,405	7,673,801
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	12,277	13,369,592

		1,507,946,569

Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(a)	14,694	14,689,592
4.75%, 09/15/24 (Call 06/15/24)	21,148	22,231,835
5.25%, 05/15/27 (Call 11/15/26)(b)	19,882	20,946,884
6.25%, 02/01/22 (Call 03/01/21)	7,989	7,989,000
6.25%, 05/15/26 (Call 05/15/22)	24,849	26,115,305
6.38%, 12/15/25 (Call 12/15/21)	15,500	16,022,350
6.75%, 02/01/24 (Call 02/01/22)	9,910	10,119,813
Stena AB, 7.00%, 02/01/24(a)	10,877	10,630,784

		128,745,563

Home Builders — 0.7%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	10,528	10,616,014
6.25%, 09/15/27 (Call 09/15/22)(a)	13,145	13,868,106
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)(b)	937	1,054,624
4.88%, 12/15/23 (Call 09/15/23)	867	952,988
5.88%, 11/15/24 (Call 05/15/24)	625	717,163
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	11,522	11,943,993
5.25%, 12/15/27 (Call 12/15/22)(a)	12,758	13,432,739
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	8,688	9,827,576
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	11,339	12,097,012
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	175	205,625
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	10,061	10,826,139

Security	Par (000)	Value

Home Builders (continued)
5.75%, 01/15/28 (Call 10/15/27)(a)	$10,140	$11,308,889
5.88%, 06/15/27 (Call 03/15/27)(a)	9,110	10,220,054
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	9,797	10,654,238
4.35%, 02/15/28 (Call 11/15/27)(b)	6,552	7,269,960
4.38%, 04/15/23 (Call 01/15/23)(b)	4,852	5,133,416
4.88%, 03/15/27 (Call 12/15/26)(b)	9,528	10,913,792
5.88%, 02/15/22 (Call 11/15/21)(b)	318	328,903
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	9,353	10,238,710
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	12,151	12,521,078

		164,131,019

Home Furnishings — 0.0%
Tempur Sealy International Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	720	744,307

Household Products & Wares — 0.3%
Kronos Acquisition Holdings Inc. / KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)	9,815	10,109,450
7.00%, 12/31/27 (Call 12/31/23)(a)	10,913	10,814,783
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	4,110	4,007,250
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	7,555	7,871,932
6.38%, 03/01/24 (Call 03/01/21)(a)(b)	11,106	11,275,366
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)	4,730	4,676,788
5.75%, 07/15/25 (Call 07/15/21)(b)	19,083	19,680,140

		68,435,709

Housewares — 0.3%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	17,273	18,136,650
4.70%, 04/01/26 (Call 01/01/26)(b)	42,606	47,193,814
4.88%, 06/01/25 (Call 05/01/25)(b)	10,944	12,028,003

		77,358,467

Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	11,370	11,173,413
7.00%, 11/15/25 (Call 11/15/21)(a)(b)	22,419	23,062,800
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	7,974	9,202,395
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	9,871	9,881,266
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	28,436	29,431,260
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	11,385	11,461,393
7.00%, 08/15/25 (Call 08/15/21)(a)	7,736	7,928,781
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 05/15/22)(a)(b)	10,197	10,885,297
HUB International Ltd., 7.00%, 05/01/26
(Call 05/01/21)(a)(b)	35,488	36,979,916
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	9,175	9,647,130
4.88%, 03/15/27 (Call 09/15/26)(b)	10,113	10,764,277
6.63%, 03/15/25 (Call 09/15/24)(b)	10,693	11,932,853

		182,350,781

16	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 2.0%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	$14,876	$14,990,545
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	10,135	10,470,570
Endurance Acquisition Merger Sub, 6.00%, 02/15/29 (Call 02/15/24)(a)(b)	6,510	6,298,425
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	12,165	12,150,402
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	12,451	12,871,221
4.63%, 06/01/28 (Call 06/01/23)(a)	11,136	11,561,172
5.00%, 12/15/27 (Call 12/15/22)(a)	5,482	5,769,805
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	9,797	10,491,191
4.38%, 11/15/26(b)	20,028	22,481,630
4.88%, 04/15/28(b)	31,900	36,316,555
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	20,175	23,201,250
5.38%, 11/15/29(a)(b)	18,137	21,416,623
5.50%, 02/15/22(b)	1,962	2,038,028
5.75%, 03/01/24(b)	3,664	4,120,550
5.88%, 02/15/25(b)	15,578	17,864,695
5.88%, 11/15/28	37,921	45,493,824
6.38%, 05/15/29(b)	15,462	19,201,871
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	3,460	3,549,874
5.00%, 04/15/25 (Call 04/15/21)(a)(b)	22,004	22,361,540
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	16,370	17,560,426
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	10,523	11,235,933
7.50%, 05/15/25 (Call 05/15/22)(a)	19,229	20,683,795
7.50%, 09/15/27 (Call 09/15/22)(a)	25,181	27,617,262
8.00%, 11/01/26 (Call 11/01/21)(a)(b)	28,894	31,215,633
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)(b)	10,706	10,765,451
4.75%, 07/15/27 (Call 07/15/22)(b)	9,676	10,149,225
5.25%, 04/01/25 (Call 01/01/25)(b)	10,609	11,834,207

		443,711,703

Iron & Steel — 0.9%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	7,920	8,664,480
ArcelorMittal SA
3.60%, 07/16/24	14,100	14,942,922
4.25%, 07/16/29	12,968	14,427,159
4.55%, 03/11/26(b)	13,000	14,498,250
6.13%, 06/01/25	184	214,696
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)	6,520	6,385,525
4.88%, 01/15/24 (Call 01/15/22)(a)(b)	6,598	6,762,950
4.88%, 03/01/31 (Call 03/01/26)(a)	6,330	6,191,425
5.88%, 06/01/27 (Call 06/01/22)(b)	12,557	12,820,195
6.75%, 03/15/26 (Call 03/04/23)(a)(b)	18,590	19,980,636
9.88%, 10/17/25 (Call 10/17/22)(a)	18,413	21,580,957
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	14,725	14,141,154
6.88%, 08/15/25 (Call 08/15/21)(b)	16,573	16,376,195
6.88%, 03/01/29 (Call 03/01/24)(b)	9,785	9,616,527
12.00%, 06/01/25 (Call 06/01/22)(a)(b)	22,251	26,739,027

		193,342,098

Security	Par (000)	Value

Leisure Time — 0.6%
Carnival Corp., 10.50%, 02/01/26 (Call 08/01/23)(a)(b)	$220	$256,527
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)	18,449	18,771,858
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	4,015	4,071,893
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	10,941	10,105,764
5.88%, 03/15/26 (Call 12/15/25)(a)	15,995	16,110,164
10.25%, 02/01/26 (Call 08/01/23)(a)	14,231	16,583,448
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	15,846	18,836,932
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22(b)	500	510,000
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	16,596	15,976,969
13.00%, 05/15/25 (Call 05/15/22)(a)(b)	13,243	15,565,557
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	13,619	13,452,167

		130,241,279

Lodging — 3.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	20,587	20,921,539
6.00%, 08/15/26 (Call 08/15/21)(b)	11,801	12,214,035
6.38%, 04/01/26 (Call 04/01/21)	8,841	9,128,333
8.63%, 06/01/25 (Call 06/01/22)(a)(b)	12,913	14,217,536
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(a)	11,795	12,162,611
10.75%, 09/01/24 (Call 09/01/21)(a)	13,027	13,368,959
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	28,389	28,008,020
3.75%, 05/01/29 (Call 05/01/24)(a)	16,127	16,405,997
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	22,016	22,312,115
4.88%, 01/15/30 (Call 01/15/25)(b)	20,105	21,663,540
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	9,050	9,525,125
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	10,562	11,440,019
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	11,591	12,047,851
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)(b)	7,821	8,337,621
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	14,953	15,531,980
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/21)(a)(b)	18,584	19,095,060
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	9,405	9,787,858
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	22,825	24,155,241
5.63%, 07/17/27 (Call 07/17/22)(a)	11,433	12,033,232
5.75%, 07/21/28 (Call 07/21/23)(a)	16,784	17,918,958
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/16/22)(a)(b)	8,166	8,536,176
5.38%, 05/15/24 (Call 05/15/21)(a)(b)	14,082	14,503,052
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	13,840	14,568,261
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	8,400	8,791,125
4.75%, 10/15/28 (Call 07/15/28)(b)	15,547	16,162,402
5.50%, 04/15/27 (Call 01/15/27)(b)	13,841	15,017,254
5.75%, 06/15/25 (Call 03/15/25)(b)	13,633	15,007,615
6.00%, 03/15/23(b)	22,672	24,174,020
6.75%, 05/01/25 (Call 05/01/22)(b)	12,049	12,892,430
7.75%, 03/15/22	15,141	15,992,681
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	14,386	14,350,035
5.00%, 10/01/25 (Call 10/01/21)(a)(b)	5,606	5,662,508
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	14,930	15,135,287

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.00%, 07/15/25 (Call 07/15/22)(a)(b)	$10,212	$10,778,766
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	9,695	10,438,606
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	5,701	5,838,537
4.25%, 03/01/22 (Call 12/01/21)(b)	8,717	8,832,500
6.00%, 04/01/27 (Call 01/01/27)	8,607	9,541,290
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	13,822	15,582,923
Wyndham Hotels & Resorts Inc.
4.38%, 08/15/28 (Call 08/15/23)(a)(b)	10,742	10,970,267
5.38%, 04/15/26 (Call 04/15/21)(a)	7,082	7,274,261
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	8,185	8,284,482
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	17,890	19,009,914
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	35,187	37,298,220
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(a)(b)	11,966	12,110,190
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	19,705	20,071,653
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	20,288	21,114,736
5.50%, 10/01/27 (Call 10/01/22)(a)	15,424	16,007,644
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	14,651	15,237,040

		719,459,505

Machinery — 0.3%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/22)(a)	9,127	9,425,909
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	4,975	5,323,676
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	12,943	13,334,526
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	8,896	9,621,736
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	32,431	33,825,533

		71,531,380

Manufacturing — 0.7%
Bombardier Inc.
5.75%, 03/15/22(a)	4,676	4,770,146
6.00%, 10/15/22 (Call 03/01/21)(a)(b)	21,343	20,924,250
6.13%, 01/15/23(a)	25,033	24,751,379
7.50%, 12/01/24 (Call 12/01/21)(a)(b)	18,946	17,761,875
7.50%, 03/15/25 (Call 03/15/21)(a)(b)	29,911	27,368,565
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	41,708	37,442,836
8.75%, 12/01/21(a)(b)	341	353,787
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/21)(a)(b)	12,162	12,388,300
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	15,398	17,476,858

		163,237,996

Media — 9.3%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	23,837	23,839,622
7.50%, 05/15/26 (Call 05/15/21)(a)	54,281	56,729,073
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	11,298	11,091,247
4.75%, 08/01/25 (Call 08/01/21)(b)	18,150	18,649,125
5.00%, 04/01/24 (Call 04/01/21)(b)	7,409	7,525,491
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21)(a)(b)	7,534	7,607,080
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	60,440	61,074,016
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	55,283	57,245,546
4.50%, 05/01/32 (Call 05/01/26)(a)(b)	58,538	60,130,234
4.75%, 03/01/30 (Call 09/01/24)(a)	60,598	63,246,133

Security	Par (000)	Value

Media (continued)
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	$49,337	$51,627,194
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	64,765	67,847,814
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	29,200	31,499,500
5.50%, 05/01/26 (Call 05/01/21)(a)	24,354	25,171,839
5.75%, 02/15/26 (Call 02/15/22)(a)(b)	48,232	49,811,598
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	11,842	12,262,740
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	27,820	28,265,120
9.25%, 02/15/24 (Call 02/15/22)(b)	39,488	41,217,120
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	21,092	20,205,081
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	22,098	22,121,075
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	45,409	45,254,836
5.25%, 06/01/24(b)	12,535	13,490,794
5.38%, 02/01/28 (Call 02/01/23)(a)	18,609	19,655,570
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	28,836	29,851,027
5.50%, 04/15/27 (Call 04/15/22)(a)	22,775	23,963,855
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	47,711	50,917,179
5.88%, 09/15/22	9,382	9,887,315
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	38,352	42,426,900
6.75%, 11/15/21	537	555,045
7.50%, 04/01/28 (Call 04/01/23)(a)	17,388	19,152,999
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	59,885	42,506,373
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	37,389	19,089,163
DISH DBS Corp.
5.00%, 03/15/23	29,110	30,001,069
5.88%, 07/15/22(b)	36,884	38,434,972
5.88%, 11/15/24(b)	39,013	40,856,364
7.38%, 07/01/28 (Call 07/01/23)(b)	20,122	21,040,066
7.75%, 07/01/26(b)	40,629	44,742,686
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/21)(a)	8,845	8,988,731
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	16,522	16,439,390
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	11,328	11,744,304
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	15,467	16,897,698
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	11,153	11,374,387
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	16,409	16,819,225
6.38%, 05/01/26 (Call 05/01/22)(b)	10,801	11,428,165
8.38%, 05/01/27 (Call 05/01/22)(b)	29,435	31,212,741
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	24,397	26,131,627
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/22)(b)	27,622	28,183,831
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	19,450	19,863,312
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	37,701	39,783,980
Quebecor Media Inc., 5.75%, 01/15/23(b)	14,046	14,994,105
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)	19,148	19,403,626
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	19,850	20,802,800
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)	10,931	10,728,777
5.38%, 01/15/31 (Call 01/15/26)(a)	10,672	10,845,420
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	8,880	9,239,640
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	14,540	14,231,025

18	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	$7,709	$7,653,924
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	9,669	9,707,289
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)(b)	19,146	19,265,663
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	30,369	30,748,612
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	27,788	28,653,318
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	28,411	29,524,711
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	18,863	19,552,443
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	25,236	27,310,399
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)(b)	18,724	19,168,695
4.75%, 03/15/26 (Call 03/15/23)(a)	9,787	10,417,038
5.00%, 09/15/29 (Call 09/15/24)(b)	24,905	25,960,349
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	19,600	20,628,347
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/22)(a)(b)	32,324	32,354,708
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	29,175	30,658,549
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(b)(c)	7,369	7,516,380
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	14,580	16,262,046
Videotron Ltd.
5.00%, 07/15/22	14,348	14,921,920
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	9,964	10,434,301
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	12,987	14,155,830
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	18,165	18,466,539
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	18,089	18,337,724
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,124	13,674,478
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	28,998	31,036,899
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	10,033	10,271,284
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	10,396	10,847,436
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	9,669	10,086,991
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	14,709	15,352,519
5.50%, 01/15/27 (Call 01/15/22)(a)	36,237	37,739,024

		2,088,813,061

Mining — 1.6%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	17,266	18,405,630
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	10,331	11,209,135
6.75%, 09/30/24 (Call 09/30/21)(a)	12,415	12,880,563
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	7,266	7,647,465
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	11,759	12,545,677
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	13,241	14,052,011
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)	2,140	2,123,950
5.75%, 05/15/24 (Call 05/15/21)(a)(b)	7,986	8,111,453
5.88%, 02/15/26 (Call 11/15/21)(a)(b)	12,846	13,189,791
6.63%, 03/01/25 (Call 03/01/21)(a)(b)	10,613	10,800,850
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	13,625	14,952,303
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	9,338	9,594,989
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	10,792	11,360,929
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	15,469	16,745,193

Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	$4,194	$4,263,859
3.88%, 03/15/23 (Call 12/15/22)	19,770	20,608,764
4.13%, 03/01/28 (Call 03/01/23)(b)	13,562	14,240,100
4.25%, 03/01/30 (Call 03/01/25)(b)	12,324	13,340,730
4.38%, 08/01/28 (Call 08/01/23)(b)	12,611	13,441,939
4.55%, 11/14/24 (Call 08/14/24)(b)	14,860	16,401,725
4.63%, 08/01/30 (Call 08/01/25)(b)	17,419	19,241,550
5.00%, 09/01/27 (Call 09/01/22)(b)	11,630	12,447,705
5.25%, 09/01/29 (Call 09/01/24)(b)	11,249	12,499,889
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	33,648	35,081,405
5.88%, 09/30/26 (Call 09/30/21)(a)	26,246	27,345,182

		352,532,787

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)(b)	17,441	17,152,228
4.13%, 05/01/25 (Call 05/01/22)	8,694	8,977,044
4.25%, 04/01/28 (Call 10/01/22)(b)	12,488	12,958,797
5.50%, 12/01/24 (Call 06/01/24)(b)	9,823	10,794,986
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)(b)	19,315	20,210,443
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	15,462	16,289,217
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	15,376	16,375,440

		102,758,155

Oil & Gas — 7.7%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	766	790,532
5.88%, 03/31/25 (Call 03/31/21)(a)(b)	1,070	1,102,100
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(b)	14,865	14,790,675
5.63%, 06/01/23 (Call 06/01/21)(b)	7,755	7,764,306
7.63%, 02/01/29 (Call 02/01/24)(a)	13,830	14,763,525
8.38%, 07/15/26 (Call 01/15/24)(a)	8,195	8,953,038
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	12,018	12,142,747
4.38%, 10/15/28 (Call 07/15/28)(b)	22,312	22,748,757
4.63%, 11/15/25 (Call 08/15/25)(b)	4,695	4,835,850
4.88%, 11/15/27 (Call 05/15/27)	15,905	16,671,462
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	12,274	12,350,712
9.00%, 11/01/27 (Call 11/01/26)(a)	2,913	3,701,495
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	11,493	11,648,874
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	390	413,405
4.25%, 04/15/27 (Call 01/15/27)	835	911,093
5.38%, 07/15/25 (Call 04/15/25)(b)	490	553,578
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	5,462	5,694,135
5.88%, 02/01/29 (Call 02/05/24)(a)	7,235	7,714,319
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)(b)	27,700	27,284,500
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 03/01/21)(a)	13,464	13,478,054
6.38%, 06/15/26 (Call 06/15/23)(a)	13,070	13,281,342
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	22,669	23,361,910

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	$11,219	$11,751,902
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	11,110	11,881,886
Comstock Resources Inc.
6.75%, 03/01/29 (Call 03/01/24)(a)	7,390	7,556,275
7.50%, 05/15/25 (Call 05/15/21)(a)	12,446	13,035,645
9.75%, 08/15/26 (Call 08/15/21)(b)	30,036	32,824,542
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	17,969	18,402,233
4.38%, 01/15/28 (Call 10/15/27)(b)	18,137	19,084,114
4.50%, 04/15/23 (Call 01/15/23)	11,335	11,635,831
5.00%, 09/15/22 (Call 03/01/21)(b)	8,562	8,569,278
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	30,555	34,441,902
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/21)(a)	23,970	24,256,032
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)(b)	12,379	12,239,736
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	8,047	7,951,844
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/22)(a)	10,136	10,364,060
5.75%, 01/30/28 (Call 01/30/23)(a)	20,204	21,315,220
6.63%, 07/15/25 (Call 07/15/22)(a)	10,996	11,550,748
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(b)	6,584	6,619,093
3.90%, 10/01/27 (Call 07/01/27)(b)	26,862	27,861,535
7.63%, 02/01/25 (Call 01/01/25)(b)	16,948	19,714,253
8.50%, 02/01/30 (Call 11/01/29)	15,101	19,755,883
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 04/01/21)(a)(b)	11,180	11,380,442
5.75%, 02/01/29 (Call 02/01/24)(a)	11,860	12,097,200
6.00%, 02/01/31 (Call 02/01/26)(a)	11,340	11,524,615
6.25%, 11/01/28 (Call 11/01/23)(a)	12,180	12,743,325
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)(b)	11,306	10,754,832
10.13%, 01/15/28 (Call 01/15/23)(b)	8,831	8,433,605
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)(f)	5,778	6,078,918
6.13%, 06/30/25 (Call 03/30/25)(a)(f)	10,488	11,486,908
6.50%, 06/30/27 (Call 12/30/26)(a)(f)	12,044	13,309,523
6.75%, 06/30/30 (Call 12/30/29)(a)(f)	11,494	12,727,421
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	20,955	20,457,319
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)	10,305	10,450,816
6.50%, 01/15/25 (Call 01/15/22)(a)(b)	9,188	9,489,153
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	25,307	26,564,758
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/22)(a)	14,090	11,694,700
10.50%, 05/15/27 (Call 05/15/22)(a)	9,995	8,842,577
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	158	161,160
5.75%, 08/15/25 (Call 08/15/21)(b)	10,864	10,832,494
5.88%, 12/01/27 (Call 12/01/22)	10,923	10,872,629
6.88%, 08/15/24 (Call 08/15/21)(b)	10,676	10,836,140
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	7,344	5,828,994
9.00%, 02/01/25 (Call 12/01/21)(a)(b)	1,027	1,062,656
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	11,015	9,800,045
7.50%, 01/15/28 (Call 01/15/23)(a)	8,928	7,734,941

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
2.70%, 08/15/22(b)	$32,940	$32,600,224
2.70%, 02/15/23 (Call 08/15/22)	14,803	14,479,258
2.90%, 08/15/24 (Call 06/15/24)(b)	60,347	58,690,475
3.00%, 02/15/27 (Call 11/15/26)	13,404	12,609,009
3.20%, 08/15/26 (Call 06/15/26)	20,550	19,667,788
3.40%, 04/15/26 (Call 01/15/26)(b)	22,668	22,037,603
3.50%, 06/15/25 (Call 03/15/25)(b)	12,375	12,181,702
3.50%, 08/15/29 (Call 05/15/29)(b)	32,362	30,946,810
5.50%, 12/01/25 (Call 09/01/25)	13,007	13,792,840
5.55%, 03/15/26 (Call 12/15/25)(b)	23,188	24,761,125
5.88%, 09/01/25 (Call 06/01/25)(b)	14,779	16,035,215
6.13%, 01/01/31 (Call 07/01/30)(b)	23,949	26,638,976
6.38%, 09/01/28 (Call 03/01/28)(b)	14,368	15,948,480
6.63%, 09/01/30 (Call 03/01/30)(b)	30,128	34,696,520
6.95%, 07/01/24	10,501	11,577,352
7.50%, 05/01/31(b)	17,875	21,102,331
7.88%, 09/15/31	7,413	8,849,269
8.00%, 07/15/25 (Call 04/15/25)(b)	7,596	8,811,360
8.50%, 07/15/27 (Call 01/15/27)	7,850	9,402,965
8.88%, 07/15/30 (Call 01/15/30)(b)	21,475	27,474,578
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)(b)	13,574	15,016,237
5.63%, 07/01/24(b)	17,886	19,572,315
Parkland Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	10,745	11,429,994
6.00%, 04/01/26 (Call 04/01/21)(a)	6,454	6,752,175
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	4,142	4,407,606
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	13,267	14,543,949
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	22,854	14,512,290
7.25%, 06/15/25 (Call 06/15/21)	15,980	11,047,431
9.25%, 05/15/25 (Call 05/15/22)(a)	24,066	23,457,130
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(b)	15,252	15,634,825
6.13%, 09/15/24 (Call 09/15/21)(b)	7,353	7,512,634
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/22)(a)	10,170	9,841,085
5.13%, 10/06/24 (Call 10/06/21)(a)	9,356	9,322,903
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(b)	13,417	14,255,562
5.38%, 10/01/22 (Call 07/01/22)	8,541	8,940,292
5.63%, 03/01/26 (Call 12/01/25)(b)	9,363	10,540,397
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	14,765	14,612,429
5.00%, 08/15/22 (Call 05/15/22)	6,893	6,956,186
5.00%, 03/15/23 (Call 12/15/22)(b)	8,452	8,501,972
8.25%, 01/15/29 (Call 01/15/24)(a)	11,308	12,156,100
9.25%, 02/01/26 (Call 02/01/22)	16,286	17,750,926
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/21)(a)	10,188	10,583,294
SM Energy Co.
6.63%, 01/15/27 (Call 01/15/22)(b)	3,642	3,432,002
6.75%, 09/15/26 (Call 09/15/21)	8,971	8,491,052
10.00%, 01/15/25 (Call 06/17/22)(a)	20,263	22,707,326
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(b)	15,177	16,074,985
7.50%, 04/01/26 (Call 04/01/21)(b)	13,271	13,970,647
7.75%, 10/01/27 (Call 10/01/22)(b)	10,730	11,466,794

20	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(a)	$16,728	$16,728,000
5.50%, 02/15/26 (Call 02/15/22)	12,296	12,649,510
5.88%, 03/15/28 (Call 03/15/23)	8,967	9,485,529
6.00%, 04/15/27 (Call 04/15/22)	10,723	11,142,090
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	13,847	12,534,163
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)(b)	6,118	5,014,925
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	11,513	11,064,194
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	11,706	10,931,765
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)(b)	11,357	10,889,402
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)(b)	18,342	19,488,375
5.25%, 09/15/24 (Call 06/15/24)	7,057	7,850,913
5.25%, 10/15/27 (Call 09/30/22)	9,330	9,931,972
5.75%, 06/01/26 (Call 06/01/21)(b)	5,955	6,239,119
5.88%, 06/15/28 (Call 06/15/23)	8,598	9,356,773
8.25%, 08/01/23 (Call 06/01/23)	1,901	2,190,138

		1,732,224,878

Oil & Gas Services — 0.6%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	16,535	17,246,005
6.88%, 04/01/27 (Call 04/01/22)(a)	9,668	10,201,867
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(a)	20,226	21,209,344
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	14,307	14,771,977
6.88%, 09/01/27 (Call 09/01/22)(b)	14,810	15,557,905
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)(b)	9,412	9,895,934
11.00%, 12/01/24 (Call 12/01/21)(a)(b)	41,934	41,200,155

		130,083,187

Packaging & Containers — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	26,773	27,707,592
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	8,486	8,920,908
5.25%, 08/15/27 (Call 08/15/22)(a)	19,700	20,416,489
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	18,855	19,540,756
6.00%, 02/15/25 (Call 02/15/22)(a)(b)	13,943	14,412,879
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	27,606	26,846,835
4.00%, 11/15/23	19,373	20,559,596
4.88%, 03/15/26 (Call 12/15/25)(b)	16,080	17,877,583
5.00%, 03/15/22(b)	9,047	9,384,905
5.25%, 07/01/25(b)	19,425	21,809,475
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/22)(a)(b)	14,820	15,153,450
4.88%, 07/15/26 (Call 07/15/22)(a)	31,323	33,476,456
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	15,867	16,878,521
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	20,462	21,510,678
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	9,716	10,471,959
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/22)(b)	18,646	19,303,618

Security	Par (000)	Value

Packaging & Containers (continued)
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(a)	$15,382	$15,562,760
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	6,657	6,931,601
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	9,803	10,060,329
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	17,199	18,430,037
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	11,919	13,307,564
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(a)(b)	27,030	27,131,363
7.25%, 04/15/25 (Call 04/15/21)(a)(b)	28,562	28,258,886
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	14,373	15,433,009
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	15,579	16,784,671
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	21,572	21,491,105
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	9,773	10,239,837
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	7,393	7,727,391
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	8,870	9,654,773
5.25%, 04/01/23 (Call 01/01/23)(a)	6,048	6,383,664
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	8,241	9,209,833
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	25,557	26,739,011
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	12,596	13,560,466

		561,178,000

Pharmaceuticals — 3.3%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)(b)	36,285	40,184,912
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	27,509	30,492,310
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	25,097	25,584,823
5.00%, 02/15/29 (Call 02/15/24)(a)	19,590	20,004,328
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	26,277	26,715,694
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	19,154	19,441,310
5.50%, 11/01/25 (Call 11/01/21)(a)	33,635	34,650,777
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	6,683	7,206,459
6.13%, 04/15/25 (Call 04/15/21)(a)	71,111	72,814,820
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	29,620	31,566,034
7.00%, 03/15/24 (Call 03/15/21)(a)	39,133	39,982,186
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	13,855	14,980,719
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	15,400	17,074,750
9.00%, 12/15/25 (Call 12/15/21)(a)	27,033	29,437,856
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(b)	12,012	12,979,610
5.90%, 08/28/28 (Call 05/28/28)(b)	16,441	19,116,280
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	25,167	22,098,722
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	19,413	21,897,864
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	11,983	13,119,387
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)(b)	7,248	7,535,383
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	40,334	43,291,152
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	63	63,000
2.80%, 07/21/23	60,256	59,050,880
3.15%, 10/01/26(b)	71,194	66,820,111

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.00%, 04/15/24 (Call 01/15/24)(b)	$24,422	$25,561,562
6.75%, 03/01/28 (Call 12/01/27)(b)	24,093	26,605,900
7.13%, 01/31/25 (Call 10/31/24)(b)	19,008	20,625,581

		748,902,410

Pipelines — 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/21)	12,125	12,279,109
5.75%, 03/01/27 (Call 03/01/22)(a)	11,679	11,739,731
5.75%, 01/15/28 (Call 01/15/23)(a)	15,025	15,175,250
7.88%, 05/15/26 (Call 10/15/22)(a)	10,444	11,357,850
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	12,662	12,567,035
4.13%, 03/01/25 (Call 02/01/25)(a)	9,055	9,236,100
4.13%, 12/01/27 (Call 09/01/27)(b)	8,801	8,834,004
4.15%, 07/01/23 (Call 04/01/23)	5,907	6,002,812
4.50%, 03/01/28 (Call 12/01/27)(a)	10,565	10,729,931
6.38%, 01/22/78 (Call 01/22/23)(b)(c)	8,052	6,483,119
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)	41,194	42,903,551
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(a)	12,740	12,839,754
4.50%, 10/01/29 (Call 10/01/24)(b)	30,034	31,610,785
5.25%, 10/01/25 (Call 10/01/21)	26,858	27,581,823
5.63%, 10/01/26 (Call 10/01/21)(b)	20,993	21,832,720
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	11,061	10,944,859
5.75%, 04/01/25 (Call 04/01/21)(b)	10,987	11,041,056
6.00%, 02/01/29 (Call 02/01/24)(a)	14,230	14,062,371
6.25%, 04/01/23 (Call 04/01/21)(b)	16,587	16,630,292
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	6,126	6,295,231
5.13%, 05/15/29 (Call 02/15/29)(b)	12,557	13,306,904
5.38%, 07/15/25 (Call 04/15/25)	17,616	18,757,341
5.63%, 07/15/27 (Call 04/15/27)(b)	10,360	11,178,461
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	10,487	9,234,852
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	13,084	12,985,870
4.40%, 04/01/24 (Call 01/01/24)	10,118	10,183,916
4.85%, 07/15/26 (Call 04/15/26)(b)	11,594	11,624,434
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	9,896	9,986,386
4.13%, 12/01/26 (Call 09/01/26)	9,190	8,998,274
4.50%, 01/15/29 (Call 07/15/28)(a)	16,355	15,843,906
4.75%, 07/15/23 (Call 06/15/23)(b)	22,228	22,899,508
4.75%, 01/15/31 (Call 07/15/30)(a)	21,329	20,529,162
5.50%, 07/15/28 (Call 04/15/28)	16,616	17,183,603
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	12,686	13,418,109
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	17,490	18,761,698
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/22)	5,764	5,496,983
6.50%, 10/01/25 (Call 10/01/21)(b)	7,464	7,232,989
7.75%, 02/01/28 (Call 02/01/23)	13,322	13,142,020
8.00%, 01/15/27 (Call 01/15/24)(b)	14,847	15,069,705
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	10,816	11,164,816
5.63%, 02/15/26 (Call 02/15/22)(a)	18,055	18,691,439
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	21,808	22,636,704

Security	Par (000)	Value

Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	$33,733	$34,787,156
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/21)	13,867	13,308,160
7.50%, 04/15/26 (Call 04/15/22)(b)	7,059	5,817,887
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	11,066	11,632,680
5.75%, 10/01/25 (Call 07/01/25)(b)	9,114	9,732,993
6.00%, 06/01/26 (Call 03/01/26)(b)	7,932	8,467,410
6.38%, 10/01/30 (Call 04/01/30)(b)	14,396	15,889,393
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	8,723	8,905,235
4.95%, 07/15/29 (Call 04/15/29)(a)	11,152	11,893,300
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/21)(a)	5,734	5,762,670
5.50%, 01/15/28 (Call 01/15/23)(a)	15,622	15,504,054
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	7,835	7,904,026
6.00%, 12/31/30 (Call 12/15/25)(a)	15,763	15,690,490
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	12,068	12,829,663
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	18,375	18,024,956
4.25%, 11/15/23 (Call 05/15/21)	10,357	10,388,071
4.88%, 02/01/31 (Call 02/01/26)(a)	20,125	20,648,250
5.00%, 01/15/28 (Call 01/15/23)	14,360	14,950,340
5.38%, 02/01/27 (Call 02/01/22)(b)	9,229	9,539,002
5.50%, 03/01/30 (Call 03/01/25)(b)	19,313	20,622,773
5.88%, 04/15/26 (Call 04/15/21)(b)	19,045	19,831,558
6.50%, 07/15/27 (Call 07/15/22)	13,826	14,865,162
6.88%, 01/15/29 (Call 01/15/24)	14,069	15,599,004
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	7,779	7,890,077
4.00%, 07/01/22 (Call 04/01/22)	7,876	8,050,432
4.35%, 02/01/25 (Call 01/01/25)	19,663	20,158,704
4.50%, 03/01/28 (Call 12/01/27)	7,907	8,183,745
4.65%, 07/01/26 (Call 04/01/26)	9,963	10,313,897
4.75%, 08/15/28 (Call 05/15/28)(b)	8,628	9,049,046
5.30%, 02/01/30 (Call 11/01/29)(b)	25,199	27,309,920

		1,022,024,517

Real Estate — 0.7%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	10,705	10,623,249
4.38%, 02/01/31 (Call 02/01/26)(a)	10,545	10,518,638
5.38%, 03/15/25 (Call 03/15/21)(a)(b)	18,664	19,206,301
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	16,741	17,599,311
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	8,430	8,682,900
5.00%, 03/01/31 (Call 03/01/26)	4,954	5,115,005
5.88%, 04/01/24 (Call 04/01/21)(b)	23,197	23,457,966
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	11,051	11,485,270
5.75%, 01/15/29 (Call 01/15/24)(a)	14,540	14,612,700
7.63%, 06/15/25 (Call 06/15/22)(a)(b)	14,332	15,609,841
9.38%, 04/01/27 (Call 04/01/22)(a)	12,494	13,743,400

		150,654,581

Real Estate Investment Trusts — 4.1%
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	6,796	6,754,139

22	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 02/15/28 (Call 08/15/27)(b)	$11,663	$11,565,210
9.75%, 06/15/25 (Call 06/15/22)(b)	20,765	23,397,362
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(b)	10,310	9,798,676
4.50%, 06/01/27 (Call 03/01/27)(b)	6,740	6,877,447
4.75%, 12/15/26 (Call 09/15/26)	6,570	6,801,909
4.95%, 04/15/28 (Call 01/15/28)(b)	10,096	10,318,978
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	15,281	15,510,215
5.25%, 05/01/25 (Call 05/01/21)(a)(b)	26,185	26,577,775
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	8,986	9,300,420
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	8,786	9,306,790
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	22,332	22,168,976
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	19,401	20,225,542
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	19,832	20,254,995
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	9,793	10,145,418
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	16,109	16,833,905
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	26,129	26,880,209
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	12,113	12,732,429
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	9,532	9,551,159
4.75%, 10/01/24 (Call 07/01/24)(b)	17,772	18,238,515
5.50%, 02/15/26 (Call 08/15/22)(b)	9,511	9,755,116
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	12,848	12,428,971
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	5,838	5,887,812
5.25%, 10/01/25 (Call 10/01/21)(a)(b)	758	754,210
MGM Growth Properties Operating
Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	15,330	15,521,625
4.50%, 09/01/26 (Call 06/01/26)(b)	9,484	10,055,938
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	15,574	16,469,505
5.63%, 05/01/24 (Call 02/01/24)	20,456	22,092,480
5.75%, 02/01/27 (Call 11/01/26)	15,398	17,399,740
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	27,243	27,917,264
4.63%, 08/01/29 (Call 08/01/24)(b)	19,772	21,304,330
5.00%, 10/15/27 (Call 09/07/22)(b)	25,939	27,527,764
5.25%, 08/01/26 (Call 08/01/21)	9,851	10,240,607
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	15,345	16,155,216
7.50%, 06/01/25 (Call 06/01/22)(a)(b)	11,531	12,496,721
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)	2,665	2,631,688
4.75%, 10/15/27 (Call 10/15/22)(b)	15,802	16,029,786
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(a)	26,311	25,709,794
3.88%, 02/15/27 (Call 02/15/23)	35,484	36,691,521
4.88%, 09/01/24 (Call 09/01/21)(b)	24,432	25,067,232
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	9,520	8,808,661
4.35%, 10/01/24 (Call 09/01/24)(b)	15,049	15,036,276
4.38%, 02/15/30 (Call 08/15/29)(b)	6,391	5,928,651
4.50%, 06/15/23 (Call 12/15/22)(b)	8,631	8,715,181
4.75%, 10/01/26 (Call 08/01/26)	8,089	8,016,434
4.95%, 02/15/27 (Call 08/15/26)(b)	8,076	7,998,067

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.95%, 10/01/29 (Call 07/01/29)(b)	$10,134	$9,749,040
5.00%, 08/15/22 (Call 02/15/22)	4,517	4,576,173
5.50%, 12/15/27 (Call 09/15/27)(b)	9,798	10,504,749
7.50%, 09/15/25 (Call 06/15/25)(b)	16,081	18,307,482
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)(b)	7,843	7,982,527
5.00%, 12/15/21 (Call 09/15/21)	795	806,925
Uniti Group LP/Uniti Fiber Holdings Inc./CSL
Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(a)(b)	15,011	15,405,039
7.88%, 02/15/25 (Call 02/15/22)(a)	50,614	54,289,083
Uniti Group LP/Uniti Group Finance Inc./CSL
Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(a)	8,058	8,199,015
6.50%, 02/15/29 (Call 02/15/24)(a)	15,265	15,350,866
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(b)	12,425	12,622,738
3.75%, 02/15/27 (Call 02/15/23)(a)	9,615	9,739,812
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	25,439	26,174,103
4.25%, 12/01/26 (Call 12/01/22)(a)	26,054	26,931,238
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	20,596	21,619,621

		922,139,070

Retail — 3.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	14,637	14,380,459
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	14,360	14,544,526
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	57,674	56,232,150
4.25%, 05/15/24 (Call 05/15/21)(a)	14,234	14,417,724
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	14,181	14,423,115
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	8,020	8,551,325
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/21)(a)	28,550	28,871,187
Carvana Co.
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	9,636	10,034,449
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	13,346	14,046,665
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(a)	10,050	9,999,750
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	14,843	15,215,559
8.50%, 10/30/25 (Call 10/30/21)(a)	12,408	13,140,692
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 03/01/21)(b)	5,402	5,343,628
6.75%, 06/15/23 (Call 06/15/21)(b)	5,060	5,060,000
10.00%, 04/15/25 (Call 04/15/22)(a)(b)	11,191	12,409,887
Gap Inc. (The)
8.38%, 05/15/23(a)	9,481	10,850,694
8.63%, 05/15/25 (Call 05/15/22)(a)	13,763	15,375,812
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	22,043	25,830,743
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(a)(b)	30,966	31,488,706
8.75%, 10/01/25 (Call 10/01/21)(a)(b)	17,151	18,201,499
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/22)(a)	8,347	8,633,580
7.00%, 06/15/25 (Call 06/15/22)(a)	14,733	15,989,872
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	12,865	13,485,521
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	19,901	20,566,688
L Brands Inc.
5.25%, 02/01/28(b)	11,249	12,036,430

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.63%, 10/15/23	$3,360	$3,638,618
6.63%, 10/01/30 (Call 10/01/25)(a)	18,980	21,261,586
6.88%, 07/01/25 (Call 07/01/22)(a)	11,417	12,473,130
7.50%, 06/15/29 (Call 06/15/24)	10,908	12,339,675
9.38%, 07/01/25(a)(b)	10,024	12,392,170
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	11,689	12,273,450
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	8,868	9,353,080
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)(b)	24,826	27,438,857
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	12,363	12,288,451
3.63%, 06/01/24 (Call 03/01/24)(b)	12,069	11,978,483
3.88%, 01/15/22 (Call 10/15/21)	700	704,235
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	8,275	8,264,656
4.75%, 09/15/29 (Call 09/15/24)	2,422	2,583,063
Nordstrom Inc., 4.38%, 04/01/30 (Call 01/01/30)(b)	10,611	10,321,532
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)	1,540	1,574,650
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	11,693	11,926,860
5.50%, 05/15/26 (Call 05/15/21)(b)	6,334	6,528,929
PetSmart Inc., 7.13%, 03/15/23 (Call 03/15/21)(a)	36,298	36,323,772
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)	4,795	4,968,627
7.75%, 02/15/29 (Call 02/15/24)(a)	4,770	5,115,825
QVC Inc.
4.38%, 03/15/23(b)	10,100	10,590,355
4.38%, 09/01/28 (Call 06/01/28)	11,980	12,291,879
4.45%, 02/15/25 (Call 11/15/24)	11,769	12,435,125
4.75%, 02/15/27 (Call 11/15/26)(b)	10,468	11,030,655
4.85%, 04/01/24(b)	14,556	15,671,051
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	13,286	13,898,352
8.00%, 11/15/26 (Call 01/15/23)(a)	17,237	18,185,035
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/21)(b)	13,232	13,678,580
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	39,885	39,972,747
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	20,135	19,116,672
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/21)	5,044	5,119,108
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	21,935	21,112,437
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	16,562	17,247,667
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	7,929	8,680,669

		851,910,642

Semiconductors — 0.3%
Microchip Technology Inc., 4.25%, 09/01/25
(Call 09/01/22)(a)(b)	25,070	26,234,501
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	14,702	14,702,000
4.38%, 10/15/29 (Call 10/15/24)	18,639	20,083,523
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/22)(a)(b)	13,241	13,668,521

		74,688,545

Software — 1.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	21,006	20,874,712

Security	Par (000)	Value

Software (continued)
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)(b)	$10,988	$11,887,321
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	11,563	12,112,242
5.00%, 10/15/24 (Call 07/15/24)(b)	8,682	9,600,773
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	12,427	13,376,050
5.88%, 06/15/26 (Call 06/15/21)(b)	5,092	5,304,591
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(a)	36,109	36,992,948
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	7,861	8,188,018
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	20,402	21,422,100
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	22,531	23,885,338
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	7,097	7,328,291
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	4,957	5,285,401
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	17,718	17,994,401
5.88%, 06/01/26 (Call 06/01/21)(a)	12,553	12,994,615
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	19,811	20,574,431
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)(b)	11,689	11,970,997
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	11,459	11,817,094
Rackspace Technology Global Inc., 3.50%, 02/15/28 (Call 02/15/24)(a)	7,889	7,762,776
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)(b)	37,512	38,958,088
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	41,386	43,755,597
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 09/01/25 (Call 09/01/21)(a)	34,272	35,522,928
10.50%, 02/01/24 (Call 02/01/22)(a)(b)	16,714	16,861,083

		394,469,795

Telecommunications — 7.3%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	25,380	24,840,675
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	29,227	32,795,251
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)(b)	8,755	8,823,214
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	22,866	23,341,309
7.38%, 05/01/26 (Call 05/01/21)(a)	109,104	113,740,920
8.13%, 02/01/27 (Call 02/01/22)(a)	31,573	34,414,886
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	20,425	21,972,194
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)(b)	19,271	20,041,840
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	28,697	29,492,128
6.00%, 03/01/26 (Call 03/01/22)(a)	28,704	30,175,080
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	14,622	15,334,822
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	18,705	19,733,775
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	15,300	15,025,824
6.00%, 06/15/25 (Call 06/15/21)(a)	26,045	26,383,845
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	42,275	43,913,156
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	31,640	32,579,708
5.88%, 10/15/27 (Call 10/15/23)(a)	26,150	27,911,040
6.75%, 05/01/29 (Call 05/01/24)(a)	18,526	19,400,427

24	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	$16,015	$17,776,650
6.63%, 08/01/26(b)	14,999	16,744,884
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 03/01/21)(a)(b)	24,990	25,811,806
9.50%, 09/30/22(a)	7,476	8,853,453
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(a)(b)	22,927	22,846,755
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	10,956	11,674,714
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	17,039	16,714,407
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	18,397	18,333,378
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	22,957	23,303,880
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	20,042	20,739,462
5.25%, 03/15/26 (Call 03/15/21)(b)	14,749	15,179,671
5.38%, 05/01/25 (Call 05/01/21)(b)	15,307	15,700,730
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	25,686	26,256,229
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	20,183	20,136,983
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	25,002	26,084,587
5.63%, 04/01/25 (Call 01/01/25)(b)	8,989	9,629,017
Series T, 5.80%, 03/15/22(b)	23,755	24,639,874
Series W, 6.75%, 12/01/23	14,759	16,382,490
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	20,156	22,548,013
Nokia OYJ
3.38%, 06/12/22(b)	5,083	5,220,478
4.38%, 06/12/27(b)	11,148	12,039,840
Qwest Corp., 6.75%, 12/01/21	755	783,312
Sprint Communications Inc.
6.00%, 11/15/22	44,844	47,931,958
11.50%, 11/15/21	507	541,223
Sprint Corp.
7.13%, 06/15/24	49,338	56,856,716
7.63%, 02/15/25 (Call 11/15/24)(b)	29,225	34,814,281
7.63%, 03/01/26 (Call 11/01/25)(b)	29,539	36,270,347
7.88%, 09/15/23	85,448	97,816,598
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	31,210	33,822,380
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	595	617,164
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	15,311	15,232,914
2.63%, 02/15/29 (Call 02/15/24)	17,636	17,262,746
2.88%, 02/15/31 (Call 02/15/26)(b)	12,439	12,205,769
4.00%, 04/15/22 (Call 03/16/22)	10,480	10,776,893
4.50%, 02/01/26 (Call 02/01/22)	20,901	21,355,597
4.75%, 02/01/28 (Call 02/01/23)	29,760	31,529,217
5.13%, 04/15/25 (Call 04/15/21)	11,765	11,986,888
5.38%, 04/15/27 (Call 04/15/22)	9,558	10,126,403
6.00%, 03/01/23 (Call 02/08/21)	26,334	26,431,278
6.00%, 04/15/24 (Call 04/15/21)	24,764	24,924,966
6.50%, 01/15/26 (Call 01/15/22)	47,761	49,313,232
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/21)(a)(b)	11,630	11,862,600
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	13,136	13,761,274
6.50%, 07/15/28 (Call 06/17/23)(a)	8,736	9,301,569
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	27,360	26,847,000
Vodafone Group PLC, 7.00%, 04/04/79
(Call 01/04/29)(c)	40,794	48,722,722
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	28,009	28,744,236

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)(b)	$32,773	$32,576,362
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	20,873	21,522,150

		1,650,475,190

Toys, Games & Hobbies — 0.2%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	13,101	14,280,090
6.75%, 12/31/25 (Call 12/31/21)(a)(b)	29,444	30,939,755

		45,219,845

Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 03/02/21)(a)(b)	5,044	3,366,870
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(a)(b)	10,991	11,197,411
6.25%, 05/01/25 (Call 05/01/22)(a)(b)	23,293	25,046,963
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	19,254	20,319,790

		59,931,034

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	10,634	11,112,264
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	17,149	17,831,187
6.75%, 03/15/22 (Call 03/15/21)(a)	9,958	9,956,606
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	8,355	9,501,574

		48,401,631

Total Corporate Bonds & Notes — 98.0% (Cost: $22,026,837,798)		22,024,455,100

Floating Rate Loan Interests

Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 1.00%, 11/01/25(g)	23,239	25,834,099

Total Floating Rate Loan Interests — 0.1% (Cost: $23,239,000)		25,834,099

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/23/30)(h)	672	9,305,524

Total Warrants — 0.0%
(Cost $2,882,369)		9,305,524

Short-Term Investments

Money Market Funds — 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(i)(j)(k)	2,654,096	2,655,688,680

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)	236,720	$236,720,000

		2,892,408,680

Total Short-Term Investments — 12.9% (Cost: $2,891,470,521)		2,892,408,680

Total Investments in Securities — 111.0% (Cost: $24,944,429,688)		24,952,003,403

Other Assets, Less Liabilities — (11.0)%		(2,478,299,155)

Net Assets — 100.0%		$22,473,704,248

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Fixed rate.
(h)	Non-income producing security.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In-stitutional, SL Agency Shares	$2,093,745,759	$563,039,504	(a)	$—		$(570,145)	$(526,438)	$2,655,688,680	2,654,096	$11,086,466	(b)	$—
BlackRock Cash
Funds: Treasury, SL Agency Shares	256,613,000	—		(19,893,000	)(a)	—	—	236,720,000	236,720	507,085		—

						$(570,145)	$(526,438)	$2,892,408,680		$11,593,551		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$22,024,455,100	$—	$22,024,455,100
Floating Rate Loan Interests	—	25,834,099	—	25,834,099
Warrants	—	9,305,524	—	9,305,524
Money Market Funds	2,892,408,680	—	—	2,892,408,680

	$2,892,408,680	$22,059,594,723	$—	$24,952,003,403

See notes to financial statements.

26	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$19,333	$21,458,797
3.65%, 11/01/24 (Call 08/01/24)	6,159	6,735,235

		28,194,032

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	500	501,037
2.70%, 02/01/27 (Call 12/01/26)	13,252	13,606,722
2.75%, 02/01/26 (Call 01/01/26)(a)	2,407	2,490,410
2.95%, 02/01/30 (Call 11/01/29)	7,640	7,698,675
3.20%, 03/01/29 (Call 12/01/28)(a)	14,417	14,822,939
3.25%, 02/01/28 (Call 12/01/27)	500	524,662
3.25%, 02/01/35 (Call 11/01/34)(a)	7,900	7,763,189
3.60%, 05/01/34 (Call 02/01/34)	10,499	10,729,498
3.63%, 02/01/31 (Call 11/01/30)	2,275	2,399,255
3.75%, 02/01/50 (Call 08/01/49)	14,339	13,953,844
3.90%, 05/01/49 (Call 11/01/48)	10,873	10,825,335
3.95%, 08/01/59 (Call 02/01/59)	11,365	11,122,497
4.88%, 05/01/25 (Call 04/01/25)	38,487	42,977,813
5.04%, 05/01/27 (Call 03/01/27)	22,372	25,759,765
5.15%, 05/01/30 (Call 02/01/30)(a)	53,668	62,437,641
5.71%, 05/01/40 (Call 11/01/39)	36,997	46,496,427
5.81%, 05/01/50 (Call 11/01/49)(a)	64,444	83,015,852
5.93%, 05/01/60 (Call 11/01/59)	42,994	56,331,268
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	9,247	10,056,913
3.50%, 05/15/25 (Call 03/15/25)	10,061	11,040,531
3.50%, 04/01/27 (Call 02/01/27)	10,984	12,322,337
3.63%, 04/01/30 (Call 01/01/30)(a)	12,137	13,773,324
3.75%, 05/15/28 (Call 02/15/28)(a)	12,340	14,005,287
4.25%, 04/01/40 (Call 10/01/39)	9,664	11,813,641
4.25%, 04/01/50 (Call 10/01/49)(a)	10,689	13,227,207
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	24,880	28,872,857
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	10,312	9,986,949
2.90%, 03/01/25 (Call 12/01/24)	9,281	9,951,367
3.55%, 01/15/26 (Call 10/15/25)(a)	24,609	27,409,337
3.80%, 03/01/45 (Call 09/01/44)	13,720	15,708,828
4.07%, 12/15/42	15,734	18,727,875
4.09%, 09/15/52 (Call 03/15/52)	20,819	24,910,262
4.70%, 05/15/46 (Call 11/15/45)	16,616	21,323,471
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	12,321	13,165,234
3.20%, 02/01/27 (Call 11/01/26)(a)	11,454	12,567,307
3.25%, 01/15/28 (Call 10/15/27)	25,039	27,185,043
4.03%, 10/15/47 (Call 04/15/47)(a)	27,260	31,071,935
4.40%, 05/01/30 (Call 02/01/30)(a)	12,516	14,766,627
4.75%, 06/01/43(a)	12,661	15,824,510
5.25%, 05/01/50 (Call 11/01/49)(a)	13,065	17,793,843
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)(a)	12,728	12,848,849
3.13%, 05/04/27 (Call 02/04/27)(a)	13,848	15,098,758
3.13%, 07/01/50 (Call 01/01/50)(a)	10,484	10,452,214
3.50%, 03/15/27 (Call 12/15/26)(a)	17,786	19,764,392
3.75%, 11/01/46 (Call 05/01/46)	9,657	10,545,678
3.95%, 08/16/25 (Call 06/16/25)	12,874	14,421,662
4.13%, 11/16/28 (Call 08/16/28)(a)	30,321	34,872,485

Security	Par (000)		Value

Aerospace & Defense (continued)
4.15%, 05/15/45 (Call 11/16/44)	$10,622		$12,203,231
4.35%, 04/15/47 (Call 10/15/46)(a)	12,500		14,814,202
4.45%, 11/16/38 (Call 05/16/38)(a)	9,039		10,871,820
4.50%, 06/01/42(a)	43,565		53,258,979
4.63%, 11/16/48 (Call 05/16/48)(a)	21,178		26,140,888
5.70%, 04/15/40	15,917		21,881,585
6.13%, 07/15/38	16,139		22,614,946
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	0	(b)	151

			1,068,751,354

Agriculture — 1.6%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	9,696		10,133,871
2.45%, 02/04/32 (Call 11/04/31)	21,017		20,349,483
3.40%, 05/06/30 (Call 02/06/30)	10,443		11,167,578
3.40%, 02/04/41 (Call 08/04/40)	7,879		7,278,442
3.70%, 02/04/51 (Call 08/04/50)	8,990		8,387,804
3.88%, 09/16/46 (Call 03/16/46)	18,528		17,968,082
4.00%, 02/04/61 (Call 08/04/60)	3,500		3,276,668
4.25%, 08/09/42	13,752		14,309,392
4.40%, 02/14/26 (Call 12/14/25)(a)	10,549		11,988,488
4.80%, 02/14/29 (Call 11/14/28)(a)	7,039		8,229,446
5.38%, 01/31/44(a)	24,083		28,801,084
5.80%, 02/14/39 (Call 08/14/38)	25,944		32,316,837
5.95%, 02/14/49 (Call 08/14/48)(a)	29,839		37,878,946
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	9,231		9,832,310
3.25%, 03/27/30 (Call 12/27/29)	11,447		12,673,777
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	30,407		30,404,771
2.73%, 03/25/31 (Call 12/25/30)(a)	15,612		15,396,650
2.79%, 09/06/24 (Call 08/06/24)(a)	8,416		8,964,074
3.22%, 08/15/24 (Call 06/15/24)	19,364		20,795,056
3.22%, 09/06/26 (Call 07/06/26)	13,883		14,848,796
3.56%, 08/15/27 (Call 05/15/27)	43,190		46,879,022
3.73%, 09/25/40 (Call 03/25/40)	9,539		9,241,550
3.98%, 09/25/50 (Call 03/25/50)(a)	12,311		11,705,422
4.39%, 08/15/37 (Call 02/15/37)	28,940		30,832,942
4.54%, 08/15/47 (Call 02/15/47)	30,260		31,230,121
4.70%, 04/02/27 (Call 02/02/27)	11,831		13,526,773
4.76%, 09/06/49 (Call 03/06/49)	12,502		13,099,881
4.91%, 04/02/30 (Call 01/02/30)(a)	12,643		14,637,614
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	16,251		16,264,862
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)(a)	2,997		2,945,386
1.50%, 05/01/25 (Call 04/01/25)(a)	15,005		15,295,444
1.75%, 11/01/30 (Call 08/01/30)	7,171		6,891,579
2.10%, 05/01/30 (Call 02/01/30)	10,268		10,195,369
2.75%, 02/25/26 (Call 11/25/25)(a)	9,271		9,952,188
2.88%, 05/01/24 (Call 04/01/24)	2,270		2,427,082
3.25%, 11/10/24(a)	4,320		4,706,236
3.38%, 08/11/25 (Call 05/11/25)(a)	10,126		11,060,438
3.38%, 08/15/29 (Call 05/15/29)(a)	8,017		8,821,819
3.88%, 08/21/42(a)	11,502		12,504,629
4.13%, 03/04/43	12,296		13,786,803
4.25%, 11/10/44(a)	11,270		12,907,593
4.38%, 11/15/41(a)	12,079		14,102,897
4.88%, 11/15/43(a)	11,674		14,384,239
6.38%, 05/16/38(a)	19,335		27,625,910

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$31,106	$34,712,056
5.70%, 08/15/35 (Call 02/15/35)(a)	10,138	12,190,393
5.85%, 08/15/45 (Call 02/15/45)(a)	27,244	32,434,254

		759,364,057

Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	25,860	30,200,601
5.25%, 05/04/25 (Call 04/04/25)(a)	18,906	21,575,404

		51,776,005

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	13,280	14,062,706
2.40%, 03/27/25 (Call 02/27/25)(a)	10,847	11,489,881
2.75%, 03/27/27 (Call 01/27/27)(a)	12,601	13,637,643
2.85%, 03/27/30 (Call 12/27/29)(a)	20,405	22,015,597
3.25%, 03/27/40 (Call 09/27/39)(a)	12,065	13,087,112
3.38%, 03/27/50 (Call 09/27/49)(a)	18,994	20,780,515
3.88%, 11/01/45 (Call 05/01/45)(a)	11,013	12,900,854
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	10,283	10,802,009
2.95%, 04/23/30 (Call 01/23/30)(a)	10,485	11,172,781

		129,949,098

Auto Manufacturers — 1.2%
American Honda Finance Corp.
1.00%, 09/10/25	11,105	11,052,909
1.20%, 07/08/25(a)	10,053	10,116,806
2.15%, 09/10/24(a)	5,947	6,244,970
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	13,393	12,812,913
Daimler Finance North America LLC, 8.50%, 01/18/31	22,171	33,749,567
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	10,862	12,149,799
5.00%, 10/01/28 (Call 07/01/28)(a)	9,927	11,616,482
5.00%, 04/01/35	9,714	11,528,508
5.15%, 04/01/38 (Call 10/01/37)	12,110	14,441,077
5.20%, 04/01/45	15,393	18,209,856
5.40%, 04/01/48 (Call 10/01/47)(a)	9,738	11,883,372
5.95%, 04/01/49 (Call 10/01/48)(a)	11,404	14,931,344
6.13%, 10/01/25 (Call 09/01/25)(a)	22,068	26,269,590
6.25%, 10/02/43	17,854	23,794,938
6.60%, 04/01/36 (Call 10/01/35)(a)	12,058	16,276,472
6.75%, 04/01/46 (Call 10/01/45)	9,808	13,659,050
6.80%, 10/01/27 (Call 08/01/27)	13,123	16,618,230
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	10,762	10,622,471
2.35%, 01/08/31 (Call 10/08/30)(a)	2,488	2,416,107
2.70%, 08/20/27 (Call 06/20/27)(a)	11,255	11,694,710
2.75%, 06/20/25 (Call 05/20/25)	15,936	16,756,223
2.90%, 02/26/25 (Call 01/26/25)(a)	23,842	25,317,825
3.50%, 11/07/24 (Call 09/07/24)(a)	10,809	11,680,358
3.60%, 06/21/30 (Call 03/21/30)(a)	13,974	15,064,808
3.95%, 04/13/24 (Call 02/13/24)(a)	9,084	9,866,653
4.00%, 01/15/25 (Call 10/15/24)(a)	12,514	13,659,884
4.00%, 10/06/26 (Call 07/06/26)	13,043	14,472,959
4.30%, 07/13/25 (Call 04/13/25)(a)	11,848	13,151,961
4.35%, 04/09/25 (Call 02/09/25)(a)	12,261	13,581,204
4.35%, 01/17/27 (Call 10/17/26)	15,915	17,933,378
5.25%, 03/01/26 (Call 12/01/25)	15,416	17,821,029

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	$6,401	$6,328,904
1.80%, 02/13/25(a)	17,165	17,714,994
2.15%, 02/13/30(a)	14,151	14,501,952
3.00%, 04/01/25	19,221	20,724,509
3.20%, 01/11/27(a)	9,862	10,887,929
3.38%, 04/01/30(a)	12,013	13,303,653

		542,857,394

Auto Parts & Equipment — 0.1%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	14,516	15,372,106
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	9,028	9,253,766
3.63%, 06/15/24 (Call 03/15/24)	2,693	2,928,655

		27,554,527

Banks — 22.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	9,367	10,530,570
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	12,331	12,229,808
Banco Santander SA
2.71%, 06/27/24	14,095	14,957,586
2.75%, 05/28/25(a)	22,966	24,313,962
3.31%, 06/27/29(a)	12,689	13,817,746
3.49%, 05/28/30	12,092	13,077,036
3.80%, 02/23/28	14,820	16,342,882
4.25%, 04/11/27(a)	13,326	15,135,979
4.38%, 04/12/28(a)	15,032	17,149,251
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24)(a)(c)	21,905	22,003,169
1.20%, 10/24/26 (Call 10/24/25)(c)	26,758	26,684,480
1.32%, 06/19/26 (Call 06/19/25)(c)	32,456	32,678,103
1.90%, 07/23/31 (Call 07/23/30)(c)	29,589	28,643,460
1.92%, 10/24/31 (Call 10/24/30)(c)	32,930	31,932,201
2.02%, 02/13/26 (Call 02/13/25)(c)	25,215	26,058,608
2.46%, 10/22/25 (Call 10/22/24)(a)(c)	21,394	22,622,657
2.50%, 02/13/31 (Call 02/13/30)(a)(c)	37,420	38,240,912
2.59%, 04/29/31 (Call 04/29/30)(a)(c)	35,022	35,932,674
2.68%, 06/19/41 (Call 06/19/40)(c)	39,501	37,292,894
2.83%, 10/24/51 (Call 10/24/50)(a)(c)	10,072	9,591,709
2.88%, 10/22/30 (Call 10/22/29)(c)	22,636	23,860,829
3.09%, 10/01/25 (Call 10/01/24)(c)	19,929	21,501,334
3.19%, 07/23/30 (Call 07/23/29)(c)	27,787	29,984,688
3.25%, 10/21/27 (Call 10/21/26)(a)	28,549	31,271,644
3.37%, 01/23/26 (Call 01/23/25)(c)	27,322	29,660,990
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	61,980	68,256,907
3.46%, 03/15/25 (Call 03/15/24)(c)	7,788	8,405,042
3.50%, 04/19/26(a)	29,015	32,267,283
3.56%, 04/23/27 (Call 04/23/26)(c)	34,491	38,090,122
3.59%, 07/21/28 (Call 07/21/27)(a)(c)	24,146	26,881,817
3.71%, 04/24/28 (Call 04/24/27)(c)	23,147	25,906,759
3.82%, 01/20/28 (Call 01/20/27)(c)	28,726	32,322,670
3.88%, 08/01/25	20,927	23,381,099
3.95%, 01/23/49 (Call 01/23/48)(a)(c)	13,709	15,815,389
3.97%, 03/05/29 (Call 03/05/28)(c)	27,458	31,125,675
3.97%, 02/07/30 (Call 02/07/29)(c)	30,630	34,834,072
4.00%, 04/01/24(a)	17,095	18,801,924
4.00%, 01/22/25	27,471	30,358,043
4.08%, 04/23/40 (Call 04/23/39)(a)(c)	17,172	19,824,540
4.08%, 03/20/51 (Call 03/20/50)(c)	41,110	47,747,473

28	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.20%, 08/26/24(a)	$23,996	$26,605,217
4.24%, 04/24/38 (Call 04/24/37)(c)	19,584	23,083,261
4.25%, 10/22/26(a)	22,261	25,466,355
4.27%, 07/23/29 (Call 07/23/28)(a)(c)	33,894	39,244,090
4.33%, 03/15/50 (Call 03/15/49)(c)	31,419	37,469,021
4.44%, 01/20/48 (Call 01/20/47)(a)(c)	34,979	42,725,355
4.45%, 03/03/26(a)	23,286	26,610,517
5.00%, 01/21/44	24,901	32,532,723
5.88%, 02/07/42(a)	19,101	27,039,926
6.11%, 01/29/37(a)	21,814	30,109,201
7.75%, 05/14/38	23,213	37,183,941
Series L, 3.95%, 04/21/25	29,325	32,416,010
Series L, 4.18%, 11/25/27 (Call 11/25/26)	22,516	25,503,101
Bank of America N.A., 6.00%, 10/15/36(a)	14,189	20,147,770
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26)(c)	7,269	7,154,683
1.85%, 05/01/25(a)	24,296	25,049,210
2.50%, 06/28/24	9,934	10,535,710
Series E, 3.30%, 02/05/24(a)	2,487	2,680,140
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	15,848	16,327,378
2.10%, 10/24/24(a)	12,287	12,960,169
2.45%, 08/17/26 (Call 05/17/26)(a)	12,635	13,453,229
2.80%, 05/04/26 (Call 02/04/26)(a)	13,594	14,686,501
3.25%, 05/16/27 (Call 02/16/27)(a)	11,872	13,189,527
3.30%, 08/23/29 (Call 05/23/29)(a)	8,179	9,030,255
3.40%, 01/29/28 (Call 10/29/27)	10,795	12,053,345
3.85%, 04/28/28(a)	4,892	5,650,419
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,492	1,626,763
Series G, 3.00%, 02/24/25 (Call 01/24/25)	9,688	10,460,615
Bank of Nova Scotia (The)
1.30%, 06/11/25(a)	15,369	15,458,033
2.20%, 02/03/25(a)	20,817	21,700,288
2.70%, 08/03/26(a)	19,007	20,414,485
3.40%, 02/11/24(a)	2,556	2,763,270
4.50%, 12/16/25(a)	16,036	18,376,156
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(a)(c)	8,767	8,830,654
2.85%, 05/07/26 (Call 05/07/25)(c)	21,561	22,733,078
3.65%, 03/16/25	24,623	26,771,199
3.93%, 05/07/25 (Call 05/07/24)(a)(c)	27,110	29,490,724
4.34%, 01/10/28 (Call 01/10/27)(a)	18,266	20,633,290
4.38%, 09/11/24	17,342	19,076,510
4.38%, 01/12/26	32,145	36,286,649
4.84%, 05/09/28 (Call 05/07/27)(a)	25,735	29,285,419
4.95%, 01/10/47	23,714	29,684,910
4.97%, 05/16/29 (Call 05/16/28)(a)(c)	23,028	27,029,905
5.20%, 05/12/26	26,047	29,772,140
5.25%, 08/17/45(a)	15,848	20,596,535
BNP Paribas SA, 4.25%, 10/15/24	15,858	17,749,704
BPCE SA, 4.00%, 04/15/24(a)	18,714	20,607,453
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	23,638	24,682,443
3.10%, 04/02/24(a)	8,221	8,816,896
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26)(c)	24,248	23,908,952
2.57%, 06/03/31 (Call 06/03/30)(a)(c)	46,600	47,628,648
2.67%, 01/29/31 (Call 01/29/30)(c)	27,682	28,559,447
2.98%, 11/05/30 (Call 11/05/29)(c)	28,305	29,855,828
3.11%, 04/08/26 (Call 04/08/25)(c)	42,155	45,343,166

Security	Par (000)	Value

Banks (continued)
3.20%, 10/21/26 (Call 07/21/26)	$36,574	$39,866,662
3.30%, 04/27/25(a)	19,019	20,738,616
3.35%, 04/24/25 (Call 04/24/24)(c)	18,776	20,267,513
3.40%, 05/01/26(a)	24,855	27,391,654
3.52%, 10/27/28 (Call 10/27/27)(c)	28,453	31,395,228
3.67%, 07/24/28 (Call 07/24/27)(c)	30,772	34,219,886
3.70%, 01/12/26(a)	25,536	28,472,469
3.88%, 03/26/25	12,623	13,860,645
3.88%, 01/24/39 (Call 01/24/38)(a)(c)	10,802	12,165,579
3.89%, 01/10/28 (Call 01/10/27)(c)	34,166	38,308,436
3.98%, 03/20/30 (Call 03/20/29)(c)	30,954	34,981,261
4.00%, 08/05/24	5,935	6,539,320
4.08%, 04/23/29 (Call 04/23/28)(c)	24,726	28,116,261
4.13%, 07/25/28	24,868	28,090,400
4.28%, 04/24/48 (Call 04/24/47)(a)(c)	11,398	13,808,415
4.30%, 11/20/26(a)	12,939	14,773,898
4.40%, 06/10/25	32,158	36,057,820
4.41%, 03/31/31 (Call 03/31/30)(c)	42,875	49,737,911
4.45%, 09/29/27	48,262	55,553,780
4.60%, 03/09/26	19,183	21,996,147
4.65%, 07/30/45	12,902	16,128,192
4.65%, 07/23/48 (Call 06/23/48)(a)	27,525	35,042,645
4.75%, 05/18/46	23,772	29,268,224
5.30%, 05/06/44	11,229	14,665,066
5.32%, 03/26/41 (Call 03/26/40)(c)	15,164	20,183,055
5.50%, 09/13/25	18,948	22,320,666
5.88%, 01/30/42	13,431	19,106,335
6.63%, 06/15/32	17,083	23,275,217
6.68%, 09/13/43	14,005	21,280,231
8.13%, 07/15/39(a)	24,445	41,025,858
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)(a)	11,201	11,735,824
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	9,661	10,482,000
Cooperatieve Rabobank U.A.
3.75%, 07/21/26(a)	25,215	27,947,855
4.38%, 08/04/25	18,648	21,033,090
5.25%, 05/24/41	20,853	28,428,171
5.25%, 08/04/45(a)	15,501	20,573,050
5.75%, 12/01/43(a)	15,363	21,396,199
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	12,139	13,390,582
Credit Suisse AG/New York NY
2.95%, 04/09/25	18,515	19,978,574
3.63%, 09/09/24(a)	36,763	40,387,688
Credit Suisse Group AG
3.75%, 03/26/25	32,135	35,199,477
4.55%, 04/17/26(a)	27,689	31,864,205
4.88%, 05/15/45(a)	23,332	30,184,391
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	9,880	10,649,494
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(c)	22,670	22,896,294
3.55%, 09/18/31 (Call 09/18/30)(a)(c)	21,394	22,551,482
3.70%, 05/30/24	9,009	9,714,915
3.96%, 11/26/25 (Call 11/26/24)(a)(c)	25,025	27,313,013
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	10,559	11,140,997
3.45%, 07/27/26 (Call 04/27/26)	13,095	14,389,560
4.65%, 09/13/28 (Call 06/13/28)(a)	11,281	13,167,898

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	$11,726	$12,306,285
2.55%, 05/05/27 (Call 04/05/27)(a)	14,887	15,827,049
8.25%, 03/01/38(a)	13,067	21,493,885
Fifth Third Bank NA
3.85%, 03/15/26 (Call 02/15/26)(a)	9,864	11,021,102
3.95%, 07/28/25 (Call 06/28/25)	9,006	10,125,893
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25)(c)	21,597	21,391,161
1.99%, 01/27/32 (Call 01/27/31)(c)	21,569	21,029,501
2.60%, 02/07/30 (Call 11/07/29)(a)	23,483	24,404,928
3.27%, 09/29/25 (Call 09/29/24)(c)	32,196	34,907,647
3.50%, 01/23/25 (Call 10/23/24)(a)	30,301	32,933,093
3.50%, 04/01/25 (Call 03/01/25)(a)	43,077	47,147,307
3.50%, 11/16/26 (Call 11/16/25)(a)	32,627	35,932,226
3.63%, 02/20/24 (Call 01/20/24)(a)	2,839	3,078,430
3.69%, 06/05/28 (Call 06/05/27)(c)	31,286	35,142,312
3.75%, 05/22/25 (Call 02/22/25)	27,783	30,655,518
3.75%, 02/25/26 (Call 11/25/25)	22,221	24,749,076
3.80%, 03/15/30 (Call 12/15/29)(a)	29,185	33,359,509
3.81%, 04/23/29 (Call 04/23/28)(c)	30,239	33,937,553
3.85%, 07/08/24 (Call 04/08/24)(a)	22,467	24,592,450
3.85%, 01/26/27 (Call 01/26/26)(a)	37,763	42,126,016
4.00%, 03/03/24	18,771	20,634,112
4.02%, 10/31/38 (Call 10/31/37)(c)	30,056	34,539,270
4.22%, 05/01/29 (Call 05/01/28)(c)	38,314	44,123,828
4.25%, 10/21/25	25,186	28,332,887
4.41%, 04/23/39 (Call 04/23/38)(a)(c)	16,998	20,451,487
4.75%, 10/21/45 (Call 04/21/45)(a)	19,538	25,023,260
4.80%, 07/08/44 (Call 01/08/44)	21,923	28,382,055
5.15%, 05/22/45	23,873	31,247,274
5.95%, 01/15/27(a)	14,908	18,384,323
6.13%, 02/15/33	15,164	20,664,561
6.25%, 02/01/41	31,994	46,615,562
6.75%, 10/01/37(a)	77,053	112,195,949
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(c)	13,107	13,110,017
1.65%, 04/18/26 (Call 04/18/25)(c)	23,251	23,478,406
2.01%, 09/22/28 (Call 09/22/27)(a)(c)	25,128	25,254,193
2.10%, 06/04/26 (Call 06/04/25)(a)(c)	24,788	25,520,696
2.36%, 08/18/31 (Call 08/18/30)(a)(c)	19,545	19,396,010
2.63%, 11/07/25 (Call 11/07/24)(c)	24,976	26,409,343
2.85%, 06/04/31 (Call 06/04/30)(c)	19,050	19,630,263
3.80%, 03/11/25 (Call 03/11/24)(c)	25,400	27,570,610
3.90%, 05/25/26(a)	31,623	35,397,306
3.97%, 05/22/30 (Call 05/22/29)(a)(c)	36,841	41,056,712
4.04%, 03/13/28 (Call 03/13/27)(c)	31,852	35,669,252
4.25%, 03/14/24(a)	12,230	13,366,834
4.25%, 08/18/25(a)	20,110	22,403,845
4.29%, 09/12/26 (Call 09/12/25)(c)	31,477	35,251,706
4.30%, 03/08/26	36,949	41,875,340
4.38%, 11/23/26	19,249	21,776,409
4.58%, 06/19/29 (Call 06/19/28)(c)	33,991	39,089,086
4.95%, 03/31/30	24,611	29,541,420
5.25%, 03/14/44	19,754	25,500,654
6.10%, 01/14/42	10,930	15,671,942
6.50%, 05/02/36(a)	27,825	38,144,722
6.50%, 09/15/37(a)	30,235	42,192,864
6.80%, 06/01/38(a)	20,560	29,747,201
HSBC USA Inc., 3.50%, 06/23/24	4,668	5,064,780

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)(a)	$10,298	$10,618,606
2.63%, 08/06/24 (Call 07/06/24)	6,574	6,989,627
ING Groep NV
3.55%, 04/09/24(a)	12,676	13,769,133
3.95%, 03/29/27(a)	19,737	22,292,403
4.05%, 04/09/29(a)	11,220	12,842,906
4.55%, 10/02/28(a)	15,390	18,046,446
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26)(c)	1,022	1,006,841
1.05%, 11/19/26 (Call 11/19/25)(a)(c)	28,308	27,988,723
1.76%, 11/19/31 (Call 11/19/30)(a)(c)	18,649	17,867,322
1.95%, 02/04/32 (Call 02/04/31)(c)	792	769,843
2.01%, 03/13/26 (Call 03/13/25)(a)(c)	27,407	28,397,744
2.08%, 04/22/26 (Call 04/22/25)(c)	43,055	44,658,256
2.18%, 06/01/28 (Call 06/01/27)(c)	18,750	19,344,109
2.30%, 10/15/25 (Call 10/15/24)(c)	28,320	29,749,823
2.52%, 04/22/31 (Call 04/22/30)(a)(c)	27,605	28,293,731
2.53%, 11/19/41 (Call 11/19/40)(c)	9,550	9,109,889
2.74%, 10/15/30 (Call 10/15/29)(a)(c)	39,524	41,376,261
2.95%, 10/01/26 (Call 07/01/26)(a)	37,024	40,197,479
3.11%, 04/22/41 (Call 04/22/40)(a)(c)	17,453	18,254,512
3.11%, 04/22/51 (Call 04/22/50)(c)	30,501	31,125,105
3.13%, 01/23/25 (Call 10/23/24)	30,859	33,288,020
3.20%, 06/15/26 (Call 03/15/26)(a)	21,770	23,820,346
3.22%, 03/01/25 (Call 03/01/24)(c)	23,013	24,685,044
3.30%, 04/01/26 (Call 01/01/26)(a)	29,439	32,355,062
3.51%, 01/23/29 (Call 01/23/28)(c)	27,494	30,365,358
3.54%, 05/01/28 (Call 05/01/27)(c)	31,042	34,497,468
3.63%, 05/13/24(a)	5,733	6,274,719
3.63%, 12/01/27 (Call 12/01/26)(a)	14,322	15,908,488
3.70%, 05/06/30 (Call 05/06/29)(a)(c)	32,458	36,320,736
3.78%, 02/01/28 (Call 02/01/27)(c)	34,742	39,003,902
3.88%, 02/01/24	2,986	3,273,045
3.88%, 09/10/24(a)	32,510	35,942,191
3.88%, 07/24/38 (Call 07/24/37)(a)(c)	30,017	34,453,594
3.90%, 07/15/25 (Call 04/15/25)(a)	32,461	36,129,392
3.90%, 01/23/49 (Call 01/23/48)(c)	21,951	25,228,559
3.96%, 01/29/27 (Call 01/29/26)(c)	24,936	28,017,905
3.96%, 11/15/48 (Call 11/15/47)(a)(c)	39,506	45,680,602
4.01%, 04/23/29 (Call 04/23/28)(a)(c)	27,365	31,145,852
4.03%, 07/24/48 (Call 07/24/47)(a)(c)	18,663	21,757,835
4.13%, 12/15/26	24,526	28,038,766
4.20%, 07/23/29 (Call 07/23/28)(c)	30,933	35,646,540
4.25%, 10/01/27(a)	18,904	21,885,367
4.26%, 02/22/48 (Call 02/22/47)(c)	24,841	30,151,223
4.45%, 12/05/29 (Call 12/05/28)(c)	31,083	36,516,200
4.49%, 03/24/31 (Call 03/24/30)(c)	35,223	41,671,282
4.85%, 02/01/44	14,073	18,489,127
4.95%, 06/01/45	21,005	27,538,294
5.40%, 01/06/42(a)	17,709	24,577,758
5.50%, 10/15/40	19,598	26,892,229
5.60%, 07/15/41(a)	26,945	37,729,162
5.63%, 08/16/43	13,579	19,052,571
6.40%, 05/15/38(a)	33,933	49,850,780
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	11,154	12,216,523
KeyCorp
2.25%, 04/06/27(a)	13,660	14,279,235
2.55%, 10/01/29(a)	10,907	11,378,574
4.10%, 04/30/28(a)	4,616	5,331,057

30	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	$16,696	$17,407,724
3.57%, 11/07/28 (Call 11/07/27)(c)	22,390	24,563,348
3.75%, 01/11/27(a)	16,419	18,260,865
3.87%, 07/09/25 (Call 07/09/24)(c)	18,588	20,397,293
3.90%, 03/12/24	2,798	3,061,062
4.34%, 01/09/48(a)	17,722	20,308,327
4.38%, 03/22/28	20,230	23,280,322
4.45%, 05/08/25	21,520	24,273,045
4.50%, 11/04/24(a)	14,703	16,407,678
4.55%, 08/16/28(a)	13,828	16,127,617
4.58%, 12/10/25	22,181	25,067,294
4.65%, 03/24/26	19,502	22,081,553
5.30%, 12/01/45(a)	8,713	11,356,589
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	11,239	12,092,846
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	24,312	24,468,953
2.05%, 07/17/30	14,257	14,121,380
2.19%, 02/25/25(a)	34,569	35,856,239
2.56%, 02/25/30(a)	12,193	12,590,934
2.76%, 09/13/26(a)	16,936	18,158,361
2.80%, 07/18/24(a)	11,886	12,684,920
3.20%, 07/18/29	24,672	26,825,769
3.29%, 07/25/27(a)	12,143	13,376,468
3.41%, 03/07/24	11,730	12,660,280
3.68%, 02/22/27(a)	13,308	14,953,654
3.74%, 03/07/29	18,840	21,180,007
3.75%, 07/18/39(a)	18,534	20,758,732
3.78%, 03/02/25	9,789	10,741,085
3.85%, 03/01/26	25,814	28,826,341
3.96%, 03/02/28(a)	14,677	16,692,973
4.05%, 09/11/28(a)	9,306	10,637,962
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(c)	1,066	1,056,955
1.98%, 09/08/31 (Call 09/08/30)(c)	10,171	9,913,180
2.20%, 07/10/31 (Call 07/10/30)(c)	13,984	13,905,162
2.23%, 05/25/26 (Call 05/25/25)(c)	20,333	21,118,218
2.84%, 09/13/26(a)	10,756	11,585,729
3.15%, 07/16/30 (Call 07/16/29)(a)(c)	7,051	7,552,269
3.17%, 09/11/27(a)	12,262	13,376,868
4.02%, 03/05/28(a)	9,117	10,339,696
4.25%, 09/11/29 (Call 09/11/28)(c)	12,361	14,167,957
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25)(a)(c)	32,739	32,315,145
1.79%, 02/13/32 (Call 02/13/31)(c)	30,218	28,913,613
1.93%, 04/28/32 (Call 04/28/31)(c)	34,446	33,363,100
2.19%, 04/28/26 (Call 04/28/25)(c)	37,122	38,637,034
2.70%, 01/22/31 (Call 01/22/30)(c)	38,372	39,781,308
2.72%, 07/22/25 (Call 07/22/24)(c)	21,285	22,625,989
2.80%, 01/25/52 (Call 01/25/51)(c)	34,539	32,704,299
3.13%, 07/27/26	37,060	40,420,879
3.59%, 07/22/28 (Call 07/22/27)(c)	36,966	41,300,445
3.62%, 04/01/31 (Call 04/01/30)(c)	29,406	32,667,464
3.63%, 01/20/27	37,138	41,591,143
3.70%, 10/23/24(a)	31,977	35,276,572
3.77%, 01/24/29 (Call 01/24/28)(c)	34,593	38,775,242
3.88%, 01/27/26(a)	36,809	41,426,829
3.95%, 04/23/27	25,454	28,661,825
3.97%, 07/22/38 (Call 07/22/37)(a)(c)	22,227	25,746,972

Security	Par (000)	Value

Banks (continued)
4.00%, 07/23/25(a)	$37,505	$42,127,866
4.30%, 01/27/45	26,850	32,758,603
4.35%, 09/08/26	28,349	32,548,709
4.38%, 01/22/47(a)	26,850	33,215,630
4.43%, 01/23/30 (Call 01/23/29)(c)	38,768	45,340,587
4.46%, 04/22/39 (Call 04/22/38)(c)	12,378	15,144,653
5.00%, 11/24/25	26,529	30,901,128
5.60%, 03/24/51 (Call 03/24/50)(a)(c)	22,806	33,054,950
6.38%, 07/24/42(a)	25,101	38,111,426
7.25%, 04/01/32	10,935	15,968,728
Series F, 3.88%, 04/29/24(a)	26,832	29,506,544
Series I, 0.86%, 10/21/25 (Call 10/21/24)(a)(c)	7,609	7,621,364
National Australia Bank Ltd./New York
2.50%, 07/12/26	17,852	19,100,812
3.38%, 01/14/26	11,340	12,550,216
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(c)	14,638	15,519,544
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	22,415	24,578,498
4.45%, 05/08/30 (Call 05/08/29)(a)(c)	12,880	14,739,077
4.80%, 04/05/26(a)	20,457	23,501,748
4.89%, 05/18/29 (Call 05/18/28)(a)(c)	21,677	25,255,866
5.08%, 01/27/30 (Call 01/27/29)(a)(c)	22,228	26,299,787
5.13%, 05/28/24	30,677	34,333,757
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	12,497	12,518,060
3.95%, 10/30/25(a)	13,896	15,713,686
PNC Bank N.A.
2.70%, 10/22/29(a)	10,736	11,319,508
2.95%, 02/23/25 (Call 01/24/25)	10,172	10,987,363
3.10%, 10/25/27 (Call 09/25/27)(a)	15,257	16,889,208
3.25%, 06/01/25 (Call 05/02/25)(a)	11,957	13,100,878
4.05%, 07/26/28(a)	15,417	17,737,342
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)(a)	26,081	27,278,861
2.60%, 07/23/26 (Call 05/23/26)(a)	20,386	21,884,047
3.15%, 05/19/27 (Call 04/19/27)(a)	9,957	11,008,874
3.45%, 04/23/29 (Call 01/23/29)(a)	19,949	22,306,866
3.90%, 04/29/24 (Call 03/29/24)	174	191,215
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)(a)	13,437	14,066,698
Royal Bank of Canada
0.88%, 01/20/26(a)	7,906	7,798,103
1.15%, 06/10/25(a)	20,373	20,459,043
2.25%, 11/01/24	22,313	23,591,428
2.55%, 07/16/24	16,047	17,060,293
4.65%, 01/27/26(a)	18,526	21,473,928
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	13,073	13,987,915
3.45%, 06/02/25 (Call 05/02/25)	14,284	15,383,349
3.50%, 06/07/24 (Call 05/07/24)(a)	8,909	9,564,766
4.40%, 07/13/27 (Call 04/14/27)	14,823	16,633,446
4.50%, 07/17/25 (Call 04/17/25)	15,207	16,978,308
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)(c)	9,298	9,299,497
3.82%, 11/03/28 (Call 11/03/27)(a)(c)	12,565	13,953,558
Santander UK PLC
2.88%, 06/18/24(a)	8,619	9,223,155
4.00%, 03/13/24	5,897	6,482,245
State Street Corp.
2.40%, 01/24/30(a)	9,970	10,440,469

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.65%, 05/19/26(a)	$13,944	$15,094,987
3.30%, 12/16/24(a)	10,122	11,148,403
3.55%, 08/18/25	16,527	18,374,213
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	3,530	3,467,880
1.47%, 07/08/25(a)	28,973	29,401,406
2.13%, 07/08/30(a)	17,549	17,524,419
2.14%, 09/23/30	8,630	8,405,453
2.35%, 01/15/25(a)	17,361	18,132,179
2.45%, 09/27/24	15,251	16,130,014
2.63%, 07/14/26(a)	28,054	29,912,039
2.70%, 07/16/24	28,225	30,030,598
2.75%, 01/15/30	16,086	16,858,096
3.01%, 10/19/26	17,318	18,765,445
3.04%, 07/16/29	32,420	34,739,337
3.35%, 10/18/27(a)	7,604	8,385,395
3.36%, 07/12/27	17,574	19,372,405
3.45%, 01/11/27	14,577	16,094,718
3.54%, 01/17/28(a)	10,257	11,328,388
3.78%, 03/09/26	19,150	21,375,870
3.94%, 07/19/28	9,386	10,649,657
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	13,764	13,570,881
0.75%, 01/06/26	4,307	4,220,884
1.15%, 06/12/25(a)	15,464	15,518,378
2.65%, 06/12/24(a)	13,417	14,302,920
3.25%, 03/11/24	5,655	6,102,432
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	15,285	15,630,566
2.15%, 12/06/24 (Call 11/05/24)	17,253	18,171,538
2.25%, 03/11/30 (Call 12/11/29)	15,241	15,362,076
3.20%, 04/01/24 (Call 03/01/24)	5,622	6,056,203
3.30%, 05/15/26 (Call 04/15/26)(a)	10,066	11,054,519
3.63%, 09/16/25 (Call 08/16/25)	17,689	19,661,635
3.80%, 10/30/26 (Call 09/30/26)	11,979	13,493,003
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	11,202	11,014,504
1.20%, 08/05/25 (Call 07/06/25)(a)	10,286	10,380,615
1.95%, 06/05/30 (Call 03/05/30)(a)	8,636	8,645,237
2.50%, 08/01/24 (Call 07/01/24)	5,009	5,306,369
2.85%, 10/26/24 (Call 09/26/24)	9,349	10,054,242
3.70%, 06/05/25 (Call 05/05/25)(a)	17,530	19,458,849
4.00%, 05/01/25 (Call 03/01/25)	12,554	14,006,495
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	16,657	15,883,829
1.45%, 05/12/25 (Call 04/11/25)(a)	18,337	18,729,525
2.40%, 07/30/24 (Call 06/28/24)(a)	7,385	7,836,199
3.00%, 07/30/29 (Call 04/30/29)(a)	13,228	14,232,598
3.10%, 04/27/26 (Call 03/27/26)(a)	12,697	13,861,146
3.38%, 02/05/24 (Call 01/05/24)(a)	2,704	2,922,362
3.60%, 09/11/24 (Call 08/11/24)(a)	11,338	12,476,815
3.70%, 01/30/24 (Call 12/29/23)(a)	1,424	1,551,824
3.90%, 04/26/28 (Call 03/24/28)(a)	11,286	12,968,305
3.95%, 11/17/25 (Call 10/17/25)(a)	9,295	10,511,699
Series V, 2.38%, 07/22/26 (Call 06/22/26)	21,937	23,206,104
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	19,847	21,912,874
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	11,990	12,500,309
2.80%, 01/27/25 (Call 12/27/24)	12,377	13,240,467
Wachovia Corp., 5.50%, 08/01/35(a)	13,407	17,180,285

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25)(a)(c)	$37,386	$39,075,230
2.19%, 04/30/26 (Call 04/30/25)(a)(c)	37,720	39,198,360
2.39%, 06/02/28 (Call 06/02/27)(c)	37,078	38,498,670
2.41%, 10/30/25 (Call 10/30/24)(a)(c)	38,055	40,103,299
2.57%, 02/11/31 (Call 02/11/30)(c)	36,985	38,201,644
2.88%, 10/30/30 (Call 10/30/29)(a)(c)	39,495	41,667,150
3.00%, 02/19/25(a)	31,674	33,967,815
3.00%, 04/22/26	43,193	46,694,324
3.00%, 10/23/26(a)	43,355	46,944,109
3.07%, 04/30/41 (Call 04/30/40)(a)(c)	39,414	40,320,230
3.20%, 06/17/27 (Call 06/17/26)(c)	31,364	34,104,925
3.30%, 09/09/24(a)	30,728	33,448,626
3.55%, 09/29/25(a)	30,582	33,708,520
3.58%, 05/22/28 (Call 05/22/27)(c)	37,856	41,986,260
3.90%, 05/01/45(a)	23,093	26,613,281
4.10%, 06/03/26	33,187	37,543,232
4.15%, 01/24/29 (Call 10/24/28)	28,629	32,974,722
4.30%, 07/22/27	31,538	36,361,911
4.40%, 06/14/46	25,308	29,534,444
4.48%, 04/04/31 (Call 04/04/30)(c)	24,541	28,946,694
4.65%, 11/04/44	24,952	29,711,409
4.75%, 12/07/46(a)	25,091	30,676,352
4.90%, 11/17/45	25,430	31,450,062
5.01%, 04/04/51 (Call 04/04/50)(c)	59,066	78,980,521
5.38%, 11/02/43	25,503	32,961,544
5.61%, 01/15/44	29,976	39,840,286
Wells Fargo Bank N.A.
5.85%, 02/01/37(a)	13,460	18,312,987
6.60%, 01/15/38	18,270	26,546,131
Westpac Banking Corp.
2.35%, 02/19/25	20,295	21,377,795
2.65%, 01/16/30(a)	5,032	5,397,349
2.70%, 08/19/26(a)	13,240	14,280,735
2.85%, 05/13/26(a)	19,617	21,266,441
2.96%, 11/16/40	12,606	12,309,116
3.30%, 02/26/24(a)	3,132	3,385,560
3.35%, 03/08/27(a)	12,554	14,042,298
3.40%, 01/25/28	10,614	11,848,103
4.42%, 07/24/39	12,063	14,247,702

		10,589,312,577

Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	44,056	48,795,615
4.70%, 02/01/36 (Call 08/01/35)	62,278	74,099,274
4.90%, 02/01/46 (Call 08/01/45)(a)	108,248	130,326,175
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	21,806	24,121,758
4.00%, 01/17/43	10,505	11,426,156
4.63%, 02/01/44	11,638	13,450,005
4.90%, 02/01/46 (Call 08/01/45)(a)	16,358	19,662,956
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	16,580	18,275,575
3.75%, 07/15/42(a)	13,557	14,343,150
4.00%, 04/13/28 (Call 01/13/28)(a)	31,591	35,827,530
4.15%, 01/23/25 (Call 12/23/24)	20,602	22,976,636
4.35%, 06/01/40 (Call 12/01/39)(a)	12,344	14,355,844
4.38%, 04/15/38 (Call 10/15/37)(a)	18,671	21,719,999
4.44%, 10/06/48 (Call 04/06/48)	21,835	24,793,677

32	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.50%, 06/01/50 (Call 12/01/49)	$35,960	$41,550,511
4.60%, 04/15/48 (Call 10/15/47)	30,926	35,748,072
4.60%, 06/01/60 (Call 12/01/59)(a)	13,838	15,923,753
4.75%, 01/23/29 (Call 10/23/28)	58,469	69,060,098
4.75%, 04/15/58 (Call 10/15/57)	18,801	22,349,986
4.90%, 01/23/31 (Call 10/23/30)(a)	7,596	9,276,822
4.95%, 01/15/42	19,189	23,657,176
5.45%, 01/23/39 (Call 07/23/38)	22,952	29,519,263
5.55%, 01/23/49 (Call 07/23/48)	45,358	58,753,093
5.80%, 01/23/59 (Call 07/23/58)(a)	24,083	33,120,777
8.20%, 01/15/39	17,614	28,759,172
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	12,998	12,521,524
1.38%, 03/15/31 (Call 12/15/30)	13,744	13,058,312
1.45%, 06/01/27(a)	19,569	19,658,250
1.65%, 06/01/30(a)	19,046	18,596,461
1.75%, 09/06/24(a)	7,360	7,675,484
2.13%, 09/06/29(a)	15,769	16,146,202
2.25%, 09/01/26(a)	9,258	9,841,961
2.50%, 06/01/40(a)	10,428	10,135,714
2.50%, 03/15/51 (Call 09/15/50)	18,995	17,352,404
2.60%, 06/01/50(a)	16,717	15,739,396
2.75%, 06/01/60(a)	12,433	11,818,453
2.88%, 10/27/25(a)	21,831	23,729,053
2.95%, 03/25/25(a)	15,954	17,259,436
3.38%, 03/25/27(a)	12,773	14,278,228
3.45%, 03/25/30(a)	14,804	16,659,437
Constellation Brands Inc., 3.15%, 08/01/29
(Call 05/01/29)	10,816	11,572,548
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)(a)	9,017	9,164,273
2.00%, 04/29/30 (Call 01/29/30)	8,800	8,804,243
2.13%, 04/29/32 (Call 01/29/32)	10,658	10,688,814
2.38%, 10/24/29 (Call 07/24/29)(a)	11,481	11,951,575
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	6,990	7,549,352
3.80%, 05/01/50 (Call 11/01/49)	8,699	9,486,527
4.42%, 05/25/25 (Call 03/25/25)	13,878	15,689,844
4.60%, 05/25/28 (Call 02/25/28)	24,935	29,396,714
5.09%, 05/25/48 (Call 11/25/47)	9,353	12,090,664
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	25,052	26,976,988
4.20%, 07/15/46 (Call 01/15/46)(a)	21,171	22,632,153
5.00%, 05/01/42(a)	16,262	19,439,631
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	8,504	8,124,967
1.63%, 05/01/30 (Call 02/01/30)	11,777	11,514,760
2.25%, 03/19/25 (Call 02/19/25)	18,690	19,719,083
2.38%, 10/06/26 (Call 07/06/26)(a)	14,359	15,288,840
2.63%, 07/29/29 (Call 04/29/29)	16,938	18,003,995
2.75%, 04/30/25 (Call 01/30/25)	14,134	15,171,154
2.75%, 03/19/30 (Call 12/19/29)	16,674	17,822,623
2.85%, 02/24/26 (Call 11/24/25)(a)	7,599	8,248,863
2.88%, 10/15/49 (Call 04/15/49)	12,765	12,721,294
3.00%, 10/15/27 (Call 07/15/27)(a)	18,873	20,728,508
3.38%, 07/29/49 (Call 01/29/49)	13,216	14,274,231
3.45%, 10/06/46 (Call 04/06/46)(a)	17,969	19,642,996
3.50%, 03/19/40 (Call 09/19/39)(a)	6,577	7,385,734
3.60%, 03/01/24 (Call 12/01/23)(a)	1,402	1,526,553
3.63%, 03/19/50 (Call 09/19/49)	13,982	15,766,133

Security	Par (000)	Value

Beverages (continued)
3.88%, 03/19/60 (Call 09/19/59)	$11,642	$13,783,328
4.00%, 03/05/42	10,889	12,861,987
4.00%, 05/02/47 (Call 11/02/46)(a)	8,812	10,466,926
4.45%, 04/14/46 (Call 10/14/45)	16,976	21,334,576

		1,526,193,265

Biotechnology — 1.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	25,003	25,998,159
2.30%, 02/25/31 (Call 11/25/30)(a)	12,826	12,918,207
2.45%, 02/21/30 (Call 11/21/29)	20,832	21,420,402
2.60%, 08/19/26 (Call 05/19/26)(a)	17,056	18,130,806
2.77%, 09/01/53 (Call 03/01/53)(d)	13,243	12,157,580
3.13%, 05/01/25 (Call 02/01/25)(a)	11,989	12,946,599
3.15%, 02/21/40 (Call 08/21/39)	20,112	20,740,345
3.20%, 11/02/27 (Call 08/02/27)(a)	13,116	14,413,725
3.38%, 02/21/50 (Call 08/21/49)	29,680	30,401,313
3.63%, 05/22/24 (Call 02/22/24)(a)	7,052	7,670,373
4.40%, 05/01/45 (Call 11/01/44)(a)	26,935	31,993,493
4.56%, 06/15/48 (Call 12/15/47)	17,884	21,923,386
4.66%, 06/15/51 (Call 12/15/50)	41,940	52,742,192
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	11,380	12,662,186
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	18,915	18,924,790
3.15%, 05/01/50 (Call 11/01/49)	18,444	17,447,390
3.25%, 02/15/51 (Call 08/15/50)(a)(d)	25,399	24,683,924
4.05%, 09/15/25 (Call 06/15/25)(a)	19,494	21,929,150
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)(a)	10,557	10,339,453
1.65%, 10/01/30 (Call 07/01/30)(a)	10,045	9,647,358
2.60%, 10/01/40 (Call 04/01/40)(a)	8,643	8,239,213
2.80%, 10/01/50 (Call 04/01/50)(a)	17,984	16,505,600
2.95%, 03/01/27 (Call 12/01/26)	17,780	19,240,684
3.50%, 02/01/25 (Call 11/01/24)	17,318	18,865,713
3.65%, 03/01/26 (Call 12/01/25)	35,341	39,243,081
3.70%, 04/01/24 (Call 01/01/24)	10,339	11,204,508
4.00%, 09/01/36 (Call 03/01/36)	11,303	13,074,698
4.15%, 03/01/47 (Call 09/01/46)(a)	20,322	23,067,073
4.50%, 02/01/45 (Call 08/01/44)	22,102	26,364,070
4.60%, 09/01/35 (Call 03/01/35)	12,408	15,167,787
4.75%, 03/01/46 (Call 09/01/45)(a)	27,951	34,398,530
4.80%, 04/01/44 (Call 10/01/43)(a)	21,390	26,538,626
5.65%, 12/01/41 (Call 06/01/41)(a)	13,936	19,228,562
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(a)	16,953	16,072,841
2.80%, 09/15/50 (Call 03/15/50)(a)	9,542	8,509,509
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)(d)	10,368	10,309,859
1.75%, 09/02/27 (Call 07/02/27)(a)(d)	5,577	5,577,823
2.20%, 09/02/30 (Call 06/02/30)(d)	19,697	19,353,579
3.30%, 09/02/40 (Call 03/02/40)(d)	11,639	11,729,818
3.55%, 09/02/50 (Call 03/02/50)(a)(d)	12,394	12,164,456

		753,946,861

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	27,928	29,111,443
2.49%, 02/15/27 (Call 12/15/26)(a)	17,551	18,437,827
2.70%, 02/15/31 (Call 11/15/30)(a)	10,517	10,818,362
2.72%, 02/15/30 (Call 11/15/29)	24,951	25,736,076
3.38%, 04/05/40 (Call 10/05/39)(a)	17,113	17,756,442

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.58%, 04/05/50 (Call 10/05/49)(a)	$22,334	$22,833,480

		124,693,630

Chemicals — 1.2%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	13,070	13,244,853
2.70%, 05/15/40 (Call 11/15/39)	9,878	9,875,331
2.80%, 05/15/50 (Call 11/15/49)(a)	10,920	10,655,933
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	3,562	3,502,023
3.50%, 10/01/24 (Call 07/01/24)	8,763	9,529,930
3.60%, 11/15/50 (Call 05/15/50)(a)	4,377	4,510,122
3.63%, 05/15/26 (Call 03/15/26)(a)	10,880	12,082,915
4.38%, 11/15/42 (Call 05/15/42)	20,655	24,126,655
4.80%, 05/15/49 (Call 11/15/48)	10,173	12,711,974
5.25%, 11/15/41 (Call 05/15/41)	12,641	16,110,795
5.55%, 11/30/48 (Call 05/30/48)(a)	8,279	11,293,492
7.38%, 11/01/29(a)	13,943	19,464,019
9.40%, 05/15/39	11,845	20,486,596
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	24,509	28,043,985
4.73%, 11/15/28 (Call 08/15/28)	28,766	34,166,535
5.32%, 11/15/38 (Call 05/15/38)	20,329	26,199,771
5.42%, 11/15/48 (Call 05/15/48)(a)	26,778	35,636,002
Eastman Chemical Co., 4.65%, 10/15/44
(Call 04/15/44)	10,688	12,798,761
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	14,931	16,120,333
4.80%, 03/24/30 (Call 12/24/29)	3,365	4,104,387
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	11,144	13,319,638
5.25%, 07/15/43	11,017	13,801,665
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	15,157	16,661,767
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	10,951	11,073,892
3.63%, 04/01/51 (Call 10/01/50)(a)	13,093	13,228,742
4.20%, 10/15/49 (Call 04/15/49)(a)	10,959	12,043,112
4.20%, 05/01/50 (Call 11/01/49)(a)	9,639	10,614,227
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	11,619	13,548,442
5.75%, 04/15/24 (Call 01/15/24)(a)	8,761	9,968,032
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	8,206	9,496,724
5.00%, 04/01/49 (Call 10/01/48)	9,373	12,162,907
Rohm & Haas Co., 7.85%, 07/15/29	10,990	15,157,460
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	13,224	14,043,125
3.45%, 06/01/27 (Call 03/01/27)(a)	17,876	19,676,751
4.50%, 06/01/47 (Call 12/01/46)	15,927	19,266,245

		528,727,141

Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	10,344	9,808,939
3.38%, 09/15/25 (Call 06/15/25)(a)	5,177	5,741,900
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	5,352	5,654,584
2.90%, 05/15/30 (Call 02/15/30)	12,113	12,591,093
3.20%, 08/15/29 (Call 05/15/29)(a)	13,998	14,944,608
4.15%, 08/15/49 (Call 02/15/49)	11,040	12,318,789

Security	Par (000)	Value

Commercial Services (continued)
4.80%, 04/01/26 (Call 01/01/26)(a)	$14,127	$16,328,318
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	12,231	14,128,969
4.75%, 08/01/28 (Call 05/01/28)	4,698	5,535,896
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	12,855	13,195,872
2.30%, 06/01/30 (Call 03/01/30)	14,478	14,810,978
2.40%, 10/01/24 (Call 09/01/24)(a)	7,155	7,575,392
2.65%, 10/01/26 (Call 08/01/26)(a)	16,037	17,213,186
2.85%, 10/01/29 (Call 07/01/29)(a)	17,923	19,157,230
3.25%, 06/01/50 (Call 12/01/49)	13,010	13,639,020
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	8,718	9,317,553
4.00%, 03/18/29 (Call 12/18/28)	12,321	13,957,177
Verisk Analytics Inc., 4.00%, 06/15/25
(Call 03/15/25)(a)	11,078	12,340,118

		218,259,622

Computers — 3.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,706	4,639,332
0.70%, 02/08/26 (Call 01/08/26)	25,388	24,946,127
1.13%, 05/11/25 (Call 04/11/25)(a)	25,384	25,623,838
1.20%, 02/08/28 (Call 12/08/27)	15,000	14,663,225
1.25%, 08/20/30 (Call 05/20/30)(a)	15,439	14,562,704
1.65%, 05/11/30 (Call 02/11/30)	20,425	19,959,312
1.65%, 02/08/31 (Call 11/08/30)	36,581	35,642,244
1.80%, 09/11/24 (Call 08/11/24)	7,037	7,348,127
2.05%, 09/11/26 (Call 07/11/26)	27,971	29,247,904
2.20%, 09/11/29 (Call 06/11/29)	22,740	23,391,378
2.38%, 02/08/41 (Call 08/08/40)	30,437	28,633,011
2.40%, 08/20/50 (Call 06/20/50)(a)	12,048	10,776,946
2.45%, 08/04/26 (Call 05/04/26)	28,454	30,238,040
2.50%, 02/09/25	18,333	19,477,905
2.55%, 08/20/60 (Call 02/20/60)(a)	21,578	19,057,400
2.65%, 05/11/50 (Call 11/11/49)	28,215	26,501,517
2.65%, 02/08/51 (Call 08/08/50)	28,666	26,603,123
2.75%, 01/13/25 (Call 11/13/24)(a)	14,894	15,939,876
2.80%, 02/08/61 (Call 08/08/60)	20,888	19,384,937
2.85%, 05/11/24 (Call 03/11/24)(a)	5,527	5,915,000
2.90%, 09/12/27 (Call 06/12/27)	25,240	27,493,606
2.95%, 09/11/49 (Call 03/11/49)(a)	18,892	18,785,661
3.00%, 02/09/24 (Call 12/09/23)	3,253	3,483,037
3.00%, 06/20/27 (Call 03/20/27)	12,777	13,968,068
3.00%, 11/13/27 (Call 08/13/27)(a)	18,517	20,370,917
3.20%, 05/13/25	24,814	27,130,901
3.20%, 05/11/27 (Call 02/11/27)	25,270	27,901,661
3.25%, 02/23/26 (Call 11/23/25)	40,508	44,564,747
3.35%, 02/09/27 (Call 11/09/26)(a)	28,304	31,478,523
3.45%, 05/06/24(a)	13,672	14,953,267
3.45%, 02/09/45	25,902	28,203,434
3.75%, 09/12/47 (Call 03/12/47)(a)	12,670	14,397,666
3.75%, 11/13/47 (Call 05/13/47)	15,665	17,796,250
3.85%, 05/04/43	36,270	42,103,271
3.85%, 08/04/46 (Call 02/04/46)	24,130	27,658,161
4.25%, 02/09/47 (Call 08/09/46)	11,905	14,548,777
4.38%, 05/13/45	23,706	29,268,473
4.45%, 05/06/44(a)	12,592	15,862,150
4.50%, 02/23/36 (Call 08/23/35)(a)	10,729	13,440,663
4.65%, 02/23/46 (Call 08/23/45)(a)	35,039	44,832,457

34	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(d)	$9,951	$10,896,308
4.90%, 10/01/26 (Call 08/01/26)(d)	24,994	28,883,731
5.30%, 10/01/29 (Call 07/01/29)(a)(d)	20,891	24,726,987
5.85%, 07/15/25 (Call 06/15/25)(d)	14,102	16,605,551
6.02%, 06/15/26 (Call 03/15/26)(d)	57,488	68,827,824
6.20%, 07/15/30 (Call 04/15/30)(a)(d)	9,733	12,357,188
8.10%, 07/15/36 (Call 01/15/36)(d)	18,610	27,500,557
8.35%, 07/15/46 (Call 01/15/46)(d)	23,333	35,543,101
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	3,539	3,612,744
1.75%, 04/01/26 (Call 03/01/26)(a)	10,687	10,844,933
4.65%, 10/01/24 (Call 09/01/24)	8,806	9,906,939
4.90%, 10/15/25 (Call 07/15/25)(a)	30,770	35,474,253
6.20%, 10/15/35 (Call 04/15/35)(a)	8,670	11,270,130
6.35%, 10/15/45 (Call 04/15/45)	17,257	22,483,327
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	17,016	17,763,700
3.00%, 06/17/27 (Call 04/17/27)(a)	13,158	14,227,916
3.40%, 06/17/30 (Call 03/17/30)(a)	9,029	9,712,868
6.00%, 09/15/41	15,643	20,122,709
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	19,885	20,125,551
1.95%, 05/15/30 (Call 02/15/30)(a)	18,357	18,141,505
2.95%, 05/15/50 (Call 11/15/49)(a)	10,878	10,473,655
3.00%, 05/15/24	25,904	27,825,512
3.30%, 05/15/26(a)	38,477	42,423,624
3.45%, 02/19/26(a)	18,332	20,230,643
3.50%, 05/15/29	38,026	42,166,453
3.63%, 02/12/24(a)	12,023	13,112,372
4.00%, 06/20/42	15,101	17,498,613
4.15%, 05/15/39(a)	25,361	29,869,090
4.25%, 05/15/49	34,808	40,973,078
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(d)	12,645	12,364,184
4.38%, 05/15/30 (Call 02/15/30)(a)(d)	9,522	10,847,827
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)(a)	10,062	10,361,453

		1,577,967,962

Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	3,985	3,939,854
1.20%, 10/29/30	13,350	12,679,890
2.45%, 11/03/26	16,480	17,606,726
2.85%, 08/11/27(a)	7,676	8,438,462
3.00%, 03/25/30	16,589	18,143,252
Unilever Capital Corp.
2.13%, 09/06/29 (Call 06/06/29)	11,879	12,199,927
2.60%, 05/05/24 (Call 03/05/24)(a)	2,127	2,261,539
2.90%, 05/05/27 (Call 02/05/27)(a)	14,223	15,509,164
3.50%, 03/22/28 (Call 12/22/27)(a)	15,469	17,412,604
5.90%, 11/15/32(a)	15,949	22,176,520

		130,367,938

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	4,566	4,463,918
2.88%, 08/14/24 (Call 07/14/24)	9,582	9,977,326
3.50%, 01/15/25 (Call 11/15/24)(a)	10,211	10,780,081
3.65%, 07/21/27 (Call 04/21/27)	15,139	16,103,457

Security	Par (000)	Value

Diversified Financial Services (continued)
6.50%, 07/15/25 (Call 06/15/25)(a)	$16,323	$19,118,725
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	10,295	10,518,436
2.88%, 01/15/26 (Call 12/15/25)(a)	7,623	7,924,481
3.13%, 12/01/30 (Call 09/01/30)(a)	4,851	4,865,189
3.38%, 07/01/25 (Call 06/01/25)(a)	11,021	11,717,544
3.75%, 06/01/26 (Call 04/01/26)(a)	11,688	12,621,516
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	4,421	4,804,948
5.80%, 05/01/25 (Call 04/01/25)(a)	11,786	13,755,464
8.00%, 11/01/31	27,708	39,192,412
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)(a)	6,133	6,505,047
3.00%, 10/30/24 (Call 09/29/24)(a)	12,077	13,060,435
3.13%, 05/20/26 (Call 04/20/26)(a)	15,769	17,320,663
3.40%, 02/22/24 (Call 01/22/24)	4,268	4,615,982
4.05%, 12/03/42	15,105	17,689,715
4.20%, 11/06/25 (Call 10/06/25)	12,210	13,961,427
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	24,520	27,294,477
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)(a)	3,037	3,321,219
4.35%, 04/15/30 (Call 01/15/30)	9,927	11,488,997
4.70%, 09/20/47 (Call 03/20/47)	11,566	13,759,935
4.85%, 03/29/29 (Call 12/29/28)	12,834	15,244,871
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	14,176	15,271,873
3.30%, 10/30/24 (Call 09/30/24)	19,444	21,095,322
3.65%, 05/11/27 (Call 04/11/27)(a)	13,074	14,590,547
3.75%, 04/24/24 (Call 03/24/24)(a)	3,124	3,398,343
3.75%, 07/28/26 (Call 06/28/26)	19,717	21,687,322
3.75%, 03/09/27 (Call 02/09/27)	16,906	18,984,415
3.80%, 01/31/28 (Call 12/31/27)(a)	18,905	21,198,097
4.20%, 10/29/25 (Call 09/29/25)(a)	18,146	20,366,586
4.25%, 04/30/25 (Call 03/31/25)(a)	11,158	12,496,028
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	20,903	20,756,878
1.65%, 03/11/31 (Call 12/11/30)(a)	9,800	9,383,135
3.85%, 05/21/25 (Call 03/21/25)(a)	5,921	6,609,830
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	9,137	9,859,630
5.30%, 09/15/43 (Call 03/15/43)	8,974	12,691,129
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	14,092	15,888,230
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(a)(d)	12,129	13,179,903
4.05%, 05/15/27 (Call 03/15/27)(a)(d)	14,707	16,499,451
4.40%, 05/15/30 (Call 02/15/30)(a)(d)	35,303	40,314,639
4.55%, 05/15/32 (Call 02/15/32)(a)(d)	10,442	12,030,716
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	24,869	27,103,276
4.42%, 11/15/35	135,556	154,418,062
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	19,143	18,136,451
2.10%, 06/15/30 (Call 03/15/30)(a)	19,559	19,414,831
2.65%, 09/15/40 (Call 03/15/40)	11,287	10,736,688
3.00%, 06/15/50 (Call 12/15/49)	15,926	15,256,939
3.00%, 09/15/60 (Call 03/15/60)(a)	20,380	19,349,014
3.75%, 12/01/25 (Call 09/01/25)(a)	16,061	17,849,837
4.25%, 09/21/48 (Call 03/21/48)(a)	16,017	18,869,508

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	$16,586	$18,745,794
4.85%, 01/15/27	9,110	10,655,305
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	5,231	5,486,104
2.95%, 11/21/26 (Call 08/21/26)(a)	11,840	12,942,900
2.95%, 06/01/29 (Call 03/01/29)	18,866	20,502,524
3.30%, 03/26/27 (Call 01/26/27)(a)	14,635	16,282,178
3.35%, 03/26/30 (Call 12/26/29)(a)	12,061	13,482,010
3.38%, 04/01/24	5,270	5,732,135
3.65%, 06/01/49 (Call 12/01/48)	13,243	14,974,239
3.85%, 03/26/50 (Call 09/26/49)(a)	18,963	22,235,781
Nomura Holdings Inc.
1.85%, 07/16/25	18,275	18,635,299
2.65%, 01/16/25	18,610	19,559,538
2.68%, 07/16/30	14,489	14,743,877
3.10%, 01/16/30(a)	19,028	19,932,184
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	12,731	14,004,705
4.25%, 08/15/24 (Call 05/15/24)(a)	15,708	17,234,386
4.50%, 07/23/25 (Call 04/23/25)	12,336	13,767,356
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	11,216	10,478,493
1.90%, 04/15/27 (Call 02/15/27)	20,406	21,147,856
2.00%, 08/15/50 (Call 02/15/50)(a)	22,945	19,466,242
2.05%, 04/15/30 (Call 01/15/30)(a)	19,816	20,265,181
2.70%, 04/15/40 (Call 10/15/39)	12,846	13,078,136
2.75%, 09/15/27 (Call 06/15/27)	10,992	11,963,704
3.15%, 12/14/25 (Call 09/14/25)	45,526	50,025,894
3.65%, 09/15/47 (Call 03/15/47)(a)	9,626	11,004,387
4.15%, 12/14/35 (Call 06/14/35)	18,959	23,232,196
4.30%, 12/14/45 (Call 06/14/45)(a)	36,353	45,390,272

		1,402,511,621

Electric — 2.8%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(d)	9,453	9,344,470
2.45%, 01/15/31 (Call 10/15/30)(d)	8,418	8,257,715
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	10,767	11,838,291
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	11,100	11,992,600
3.80%, 06/01/29 (Call 03/01/29)	10,566	11,914,009
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)(d)	18,152	17,032,312
3.70%, 07/15/30 (Call 04/15/30)(d)	14,040	15,896,842
3.80%, 07/15/48 (Call 01/15/48)	10,590	11,748,078
4.05%, 04/15/25 (Call 03/15/25)(a)(d)	10,076	11,238,633
4.25%, 10/15/50 (Call 04/15/50)(d)	10,220	12,166,407
4.45%, 01/15/49 (Call 07/15/48)	12,036	14,524,395
4.50%, 02/01/45 (Call 08/01/44)	10,152	12,208,700
5.15%, 11/15/43 (Call 05/15/43)	10,485	13,617,164
6.13%, 04/01/36	20,808	28,926,980
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	10,365	12,078,431
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	8,217	9,897,524
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)(a)	12,338	14,650,614
4.63%, 12/01/54 (Call 06/01/54)	9,479	11,684,908
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	9,373	10,584,114

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	$7,775	$8,669,324
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	20,311	22,167,245
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	10,459	10,406,297
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	8,518	8,769,137
5.30%, 02/15/40	10,500	13,963,173
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	11,401	11,559,360
2.65%, 09/01/26 (Call 06/01/26)	19,220	20,392,203
3.15%, 08/15/27 (Call 05/15/27)	9,676	10,604,123
3.75%, 04/15/24 (Call 01/15/24)(a)	5,783	6,280,802
3.75%, 09/01/46 (Call 03/01/46)(a)	18,207	19,321,991
Duke Energy Florida LLC, 6.40%, 06/15/38	13,187	19,344,353
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	11,990	13,175,650
4.75%, 06/15/46 (Call 12/15/45)	15,480	18,114,371
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	10,660	10,501,758
2.95%, 09/01/26 (Call 06/01/26)(a)	14,141	15,146,121
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	11,551	13,705,758
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)(a)	10,964	11,557,236
2.90%, 09/15/29 (Call 06/15/29)	11,588	12,241,146
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	13,088	14,427,498
3.95%, 06/15/25 (Call 03/15/25)	17,012	18,882,747
4.05%, 04/15/30 (Call 01/15/30)	11,540	13,175,519
4.45%, 04/15/46 (Call 10/15/45)	9,805	11,545,180
4.70%, 04/15/50 (Call 10/15/49)(a)	6,770	8,426,303
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	12,509	13,407,169
5.60%, 06/15/42 (Call 12/15/41)(a)	10,154	11,399,496
6.25%, 10/01/39(a)	11,607	13,795,862
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	13,725	14,733,391
3.15%, 10/01/49 (Call 04/01/49)	10,463	11,009,897
3.95%, 03/01/48 (Call 09/01/47)(a)	10,895	12,899,307
Georgia Power Co.
4.30%, 03/15/42(a)	14,502	16,932,657
Series A, 3.25%, 03/15/51 (Call 09/15/50)	10,000	10,130,935
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	8,486	9,725,536
4.25%, 07/15/49 (Call 01/15/49)	11,399	13,881,718
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)(a)	23,192	23,365,884
2.75%, 05/01/25 (Call 04/01/25)(a)	15,729	16,760,479
2.75%, 11/01/29 (Call 08/01/29)(a)	12,095	12,662,295
3.15%, 04/01/24 (Call 03/01/24)	9,721	10,423,162
3.55%, 05/01/27 (Call 02/01/27)(a)	18,324	20,498,843
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	12,989	12,948,130
2.50%, 02/01/31 (Call 11/01/30)(a)	27,044	26,222,401
3.15%, 01/01/26	22,536	23,912,355
3.30%, 12/01/27 (Call 09/01/27)	5,180	5,475,338
3.30%, 08/01/40 (Call 02/01/40)	20,807	19,768,217
3.45%, 07/01/25	4,034	4,330,685
3.50%, 08/01/50 (Call 02/01/50)	24,999	22,797,976

36	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 07/01/28(a)	$9,975	$10,785,425
3.95%, 12/01/47 (Call 06/01/47)	5,087	4,962,686
4.50%, 07/01/40 (Call 01/01/40)	24,651	26,278,661
4.55%, 07/01/30 (Call 01/01/30)	30,148	33,529,394
4.95%, 07/01/50 (Call 01/01/50)	33,097	35,887,031
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	10,092	11,611,770
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	6,805	7,264,804
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	11,186	10,833,132
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	9,792	10,716,989
3.40%, 02/01/28 (Call 11/01/27)(a)	14,428	15,820,875
3.80%, 02/01/38 (Call 08/01/37)(a)	10,709	11,790,598
4.00%, 02/01/48 (Call 08/01/47)(a)	7,358	8,078,322
6.00%, 10/15/39(a)	12,758	17,261,296
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	13,428	13,793,416
4.00%, 04/01/47 (Call 10/01/46)	22,582	24,213,915
4.65%, 10/01/43 (Call 04/01/43)(a)	11,231	13,181,352
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	3,646	3,333,874
Series C, 4.13%, 03/01/48 (Call 09/01/47)	16,344	17,975,218
Series E, 3.70%, 08/01/25 (Call 06/01/25)	11,154	12,252,629
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	26,328	28,623,462
4.40%, 07/01/46 (Call 01/01/46)	22,759	26,115,265
Series A, 3.70%, 04/30/30 (Call 01/30/30)	12,387	13,780,196
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	8,705	9,054,534
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	13,477	12,064,051
Series A, 3.15%, 01/15/26 (Call 10/15/25)	6,951	7,596,617
Series A, 3.50%, 03/15/27 (Call 12/15/26)	7,921	8,839,356

		1,284,706,083

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 0.88%, 10/15/26
(Call 09/15/26)(a)	14,377	14,132,279

Electronics — 0.2%
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)(a)	15,697	16,011,741
1.95%, 06/01/30 (Call 03/01/30)(a)	14,666	14,788,009
2.30%, 08/15/24 (Call 07/15/24)(a)	4,744	5,037,858
2.50%, 11/01/26 (Call 08/01/26)(a)	20,273	21,819,781
2.70%, 08/15/29 (Call 05/15/29)(a)	9,430	10,091,198
2.80%, 06/01/50 (Call 12/01/49)(a)	12,021	11,961,054
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	12,371	11,814,142
4.20%, 09/15/28 (Call 06/15/28)(a)	11,137	12,777,581

		104,301,364

Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	13,753	13,140,839
2.50%, 08/15/24 (Call 07/15/24)	4,136	4,388,005
3.95%, 05/15/28 (Call 02/15/28)	10,227	11,676,403
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	7,688	7,235,894
3.15%, 11/15/27 (Call 08/15/27)(a)	7,215	7,962,629
4.10%, 03/01/45 (Call 09/01/44)(a)	6,623	7,744,068

Security	Par (000)	Value

Environmental Control (continued)
4.15%, 07/15/49 (Call 01/15/49)	$13,261	$15,781,640

		67,929,478

Food — 1.0%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)(a)	6,842	7,580,602
4.15%, 03/15/28 (Call 12/15/27)(a)	13,075	14,993,360
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	12,952	12,650,505
4.30%, 05/01/24 (Call 04/01/24)	4,282	4,744,311
4.60%, 11/01/25 (Call 09/01/25)	14,138	16,210,727
4.85%, 11/01/28 (Call 08/01/28)(a)	16,628	19,866,255
5.30%, 11/01/38 (Call 05/01/38)(a)	11,666	14,892,440
5.40%, 11/01/48 (Call 05/01/48)(a)	13,193	17,412,340
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	11,741	12,404,908
3.20%, 02/10/27 (Call 11/10/26)(a)	3,508	3,862,509
4.00%, 04/17/25 (Call 02/17/25)	9,942	11,073,011
4.20%, 04/17/28 (Call 01/17/28)(a)	17,716	20,447,565
JM Smucker Co. (The), 3.50%, 03/15/25	12,673	13,832,981
Kellogg Co., 3.25%, 04/01/26(a)	9,915	10,957,551
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	10,466	11,212,686
3.95%, 01/15/50 (Call 07/15/49)(a)	10,105	11,200,684
4.45%, 02/01/47 (Call 08/01/46)(a)	12,567	14,756,624
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	10,371	11,525,338
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	12,065	12,291,962
2.63%, 09/04/50 (Call 03/04/50)	13,860	12,329,561
2.75%, 04/13/30 (Call 01/13/30)(a)	15,664	16,375,349
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	12,951	14,207,581
3.30%, 07/15/26 (Call 04/15/26)	12,762	13,959,296
3.75%, 10/01/25 (Call 07/01/25)	11,206	12,412,014
5.65%, 04/01/25 (Call 03/01/25)(a)	10,001	11,739,919
5.95%, 04/01/30 (Call 01/01/30)(a)	15,486	19,832,705
6.60%, 04/01/40 (Call 10/01/39)	10,429	14,845,926
6.60%, 04/01/50 (Call 10/01/49)	14,154	20,955,505
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	17,813	19,755,132
3.95%, 08/15/24 (Call 05/15/24)(a)	7,247	7,989,563
4.00%, 03/01/26 (Call 01/01/26)	19,302	21,707,620
4.35%, 03/01/29 (Call 12/01/28)	10,240	11,915,765
4.55%, 06/02/47 (Call 12/02/46)	9,937	12,081,699
5.10%, 09/28/48 (Call 03/28/48)	18,174	23,904,240

		475,928,234

Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	12,931	15,722,612
4.40%, 08/15/47 (Call 02/15/47)	12,893	15,515,288
4.80%, 06/15/44 (Call 12/15/43)	10,737	13,353,013

		44,590,913

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	9,626	11,165,568
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	16,355	16,145,839
1.70%, 02/15/31 (Call 11/15/30)(a)	10,551	10,029,616
2.95%, 09/01/29 (Call 06/01/29)	11,076	11,714,071
3.49%, 05/15/27 (Call 02/15/27)	12,011	13,273,062

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.60%, 05/01/30 (Call 02/01/30)(a)	$10,552	$11,716,579
3.95%, 03/30/48 (Call 09/30/47)(a)	8,969	9,870,915
4.38%, 05/15/47 (Call 11/15/46)	11,576	13,436,865
4.80%, 02/15/44 (Call 08/15/43)	11,312	13,722,617

		111,075,132

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)(a)	8,339	8,569,148
2.75%, 11/15/50 (Call 05/15/50)(a)	12,242	11,500,822

		20,069,970

Health Care - Products — 1.1%
Abbott Laboratories 2.95%, 03/15/25 (Call 12/15/24)(a)	12,588	13,567,894
3.75%, 11/30/26 (Call 08/30/26)(a)	21,253	24,209,860
4.75%, 11/30/36 (Call 05/30/36)	20,771	26,903,376
4.90%, 11/30/46 (Call 05/30/46)	38,125	51,648,086
Boston Scientific Corp. 2.65%, 06/01/30 (Call 03/01/30)(a)	15,700	16,217,912
3.45%, 03/01/24 (Call 02/01/24)(a)	1,414	1,521,418
3.75%, 03/01/26 (Call 01/01/26)	18,089	20,197,604
4.00%, 03/01/29 (Call 12/01/28)	8,453	9,596,088
4.55%, 03/01/39 (Call 09/01/38)(a)	10,781	13,062,669
4.70%, 03/01/49 (Call 09/01/48)	14,084	17,766,521
Danaher Corp., 2.60%, 10/01/50 (Call 04/01/50)(a)	13,145	11,995,408
DH Europe Finance II Sarl 2.60%, 11/15/29 (Call 08/15/29)(a)	13,757	14,337,662
3.25%, 11/15/39 (Call 05/15/39)(a)	10,903	11,591,386
3.40%, 11/15/49 (Call 05/15/49)	11,717	12,404,707
Medtronic Inc. 3.50%, 03/15/25	24,177	26,585,585
4.38%, 03/15/35(a)	22,455	28,105,475
4.63%, 03/15/45(a)	21,122	27,571,011
Stryker Corp. 1.95%, 06/15/30 (Call 03/15/30)(a)	7,312	7,207,184
3.38%, 11/01/25 (Call 08/01/25)(a)	9,488	10,408,705
3.50%, 03/15/26 (Call 12/15/25)	21,841	24,172,732
4.63%, 03/15/46 (Call 09/15/45)	12,019	15,126,956
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	13,356	14,008,950
2.95%, 09/19/26 (Call 06/19/26)(a)	18,783	20,359,902
3.20%, 08/15/27 (Call 05/15/27)	11,184	12,281,896
4.10%, 08/15/47 (Call 02/15/47)	9,285	11,062,892
4.13%, 03/25/25 (Call 02/25/25)(a)	14,169	15,829,784
4.50%, 03/25/30 (Call 12/25/29)	13,886	16,484,207
Zimmer Biomet Holdings Inc. 3.55%, 04/01/25 (Call 01/01/25)	25,707	27,999,476
3.55%, 03/20/30 (Call 12/20/29)	11,262	12,338,984

		514,564,330

Health Care - Services — 2.0%
Aetna Inc. 3.50%, 11/15/24 (Call 08/15/24)(a)	9,339	10,226,774
3.88%, 08/15/47 (Call 02/15/47)	12,360	13,405,481
6.63%, 06/15/36	11,025	15,930,391
Anthem Inc. 2.25%, 05/15/30 (Call 02/15/30)(a)	10,851	10,902,266
2.38%, 01/15/25 (Call 12/15/24)(a)	17,933	18,854,466
2.88%, 09/15/29 (Call 06/15/29)(a)	7,921	8,398,844
3.13%, 05/15/50 (Call 11/15/49)(a)	11,360	11,250,680
3.35%, 12/01/24 (Call 10/01/24)	16,577	18,067,962

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 08/15/24 (Call 05/15/24)(a)	$6,815	$7,423,302
3.65%, 12/01/27 (Call 09/01/27)(a)	21,453	24,197,699
3.70%, 09/15/49 (Call 03/15/49)(a)	10,442	11,253,759
4.10%, 03/01/28 (Call 12/01/27)(a)	16,459	18,941,570
4.38%, 12/01/47 (Call 06/01/47)	14,658	17,508,867
4.55%, 03/01/48 (Call 09/01/47)(a)	10,291	12,591,607
4.63%, 05/15/42(a)	12,651	15,565,389
4.65%, 01/15/43	13,291	16,274,661
4.65%, 08/15/44 (Call 02/15/44)	10,178	12,465,158
CommonSpirit Health 2.76%, 10/01/24 (Call 07/01/24)(a)	6,098	6,505,850
3.35%, 10/01/29 (Call 04/01/29)(a)	12,202	13,241,309
4.19%, 10/01/49 (Call 04/01/49)(a)	11,619	12,935,279
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	24,583	27,753,878
4.50%, 02/15/27 (Call 08/15/26)(a)	15,422	17,631,135
5.00%, 03/15/24	15,244	17,068,385
5.13%, 06/15/39 (Call 12/15/38)(a)	12,680	15,615,485
5.25%, 04/15/25(a)	17,563	20,215,385
5.25%, 06/15/26 (Call 12/15/25)(a)	20,229	23,693,969
5.25%, 06/15/49 (Call 12/15/48)(a)	27,352	34,259,151
5.50%, 06/15/47 (Call 12/15/46)	18,608	23,792,382
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	9,249	11,590,334
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	19,147	23,363,217
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	10,235	10,858,189
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)	9,695	10,576,060
4.70%, 02/01/45 (Call 08/01/44)	11,602	14,188,406
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	12,314	13,104,666
UnitedHealth Group Inc. 2.00%, 05/15/30(a)	17,715	17,677,462
2.38%, 08/15/24(a)	5,932	6,290,714
2.75%, 05/15/40 (Call 11/15/39)(a)	11,789	11,829,034
2.88%, 08/15/29(a)	15,801	17,053,311
2.90%, 05/15/50 (Call 11/15/49)(a)	8,540	8,385,453
2.95%, 10/15/27(a)	11,864	12,927,701
3.10%, 03/15/26	12,478	13,662,877
3.13%, 05/15/60 (Call 11/15/59)	12,981	12,959,598
3.45%, 01/15/27(a)	9,275	10,372,933
3.50%, 02/15/24	2,004	2,175,057
3.50%, 08/15/39 (Call 02/15/39)(a)	13,573	14,945,684
3.70%, 08/15/49 (Call 02/15/49)(a)	15,016	16,752,076
3.75%, 07/15/25(a)	25,462	28,381,114
3.75%, 10/15/47 (Call 04/15/47)	12,054	13,379,699
3.85%, 06/15/28(a)	14,158	16,123,945
3.88%, 12/15/28	10,571	12,130,628
3.88%, 08/15/59 (Call 02/15/59)	16,480	18,712,107
4.20%, 01/15/47 (Call 07/15/46)	9,914	11,815,510
4.25%, 03/15/43 (Call 09/15/42)(a)	7,543	9,040,194
4.25%, 06/15/48 (Call 12/15/47)	16,346	19,728,135
4.45%, 12/15/48 (Call 06/15/48)	13,959	17,395,107
4.63%, 07/15/35(a)	12,461	15,696,843
4.75%, 07/15/45	23,205	29,778,703
5.80%, 03/15/36	11,655	16,109,942
6.88%, 02/15/38(a)	14,873	22,844,191

		915,819,974

38	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified — 0.1%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)(a)	$10,520	$11,013,300
3.88%, 01/15/26 (Call 12/15/25)	11,936	12,764,633
4.20%, 06/10/24 (Call 05/10/24)	11,995	13,032,271
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	7,090	7,282,352

		44,092,556

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	11,498	13,315,499

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	10,214	11,215,084

Insurance — 2.0%
Aflac Inc. 3.60%, 04/01/30 (Call 01/01/30)(a)	11,851	13,330,354
3.63%, 11/15/24(a)	11,433	12,660,250
American International Group Inc. 2.50%, 06/30/25 (Call 05/30/25)(a)	18,988	20,046,467
3.40%, 06/30/30 (Call 03/30/30)(a)	16,957	18,558,175
3.75%, 07/10/25 (Call 04/10/25)	16,139	17,809,520
3.88%, 01/15/35 (Call 07/15/34)	15,483	17,619,303
3.90%, 04/01/26 (Call 01/01/26)	23,085	25,866,560
4.13%, 02/15/24(a)	934	1,030,532
4.20%, 04/01/28 (Call 01/01/28)	10,060	11,584,993
4.38%, 06/30/50 (Call 12/30/49)(a)	6,649	7,954,767
4.38%, 01/15/55 (Call 07/15/54)	10,477	12,406,631
4.50%, 07/16/44 (Call 01/16/44)	27,570	32,979,262
4.75%, 04/01/48 (Call 10/01/47)	12,394	15,333,810
4.80%, 07/10/45 (Call 01/10/45)(a)	9,899	12,247,364
6.25%, 05/01/36	11,795	16,444,550
Aon Corp. 2.80%, 05/15/30 (Call 02/15/30)	13,787	14,530,090
3.75%, 05/02/29 (Call 02/02/29)	9,108	10,256,552
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	10,206	11,404,623
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	12,401	13,079,435
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	14,302	15,746,933
Berkshire Hathaway Finance Corp. 1.45%, 10/15/30 (Call 07/15/30)(a)	9,329	9,042,879
2.50%, 01/15/51 (Call 07/15/50)	14,700	13,281,093
2.85%, 10/15/50 (Call 04/15/50)	19,778	19,063,385
4.20%, 08/15/48 (Call 02/15/48)	26,374	31,552,622
4.25%, 01/15/49 (Call 07/15/48)(a)	16,230	19,621,479
5.75%, 01/15/40(a)	10,157	14,561,023
Berkshire Hathaway Inc. 3.13%, 03/15/26 (Call 12/15/25)(a)	38,161	41,914,081
4.50%, 02/11/43(a)	11,259	14,128,702
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	18,584	20,237,991
4.70%, 06/22/47 (Call 12/22/46)(a)	11,798	12,369,331
Chubb Corp. (The), 6.00%, 05/11/37(a)	10,395	15,030,818
Chubb INA Holdings Inc. 3.15%, 03/15/25(a)	7,983	8,660,400
3.35%, 05/03/26 (Call 02/03/26)	10,885	12,015,149
4.35%, 11/03/45 (Call 05/03/45)	12,594	15,835,419
Equitable Holdings Inc. 4.35%, 04/20/28 (Call 01/20/28)	18,872	21,529,157
5.00%, 04/20/48 (Call 10/20/47)	16,467	20,652,327

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp. 4.15%, 03/04/26	$13,482	$15,400,409
5.38%, 03/04/46(a)	9,648	13,273,856
Marsh & McLennan Companies Inc. 2.25%, 11/15/30 (Call 08/15/30)(a)	10,525	10,658,439
3.88%, 03/15/24 (Call 02/15/24)	2,853	3,121,262
4.38%, 03/15/29 (Call 12/15/28)	19,227	22,558,289
4.90%, 03/15/49 (Call 09/15/48)(a)	14,501	19,125,273
MetLife Inc. 3.60%, 04/10/24(a)	3,531	3,861,075
4.05%, 03/01/45(a)	11,356	13,423,087
4.13%, 08/13/42	10,028	11,893,007
4.55%, 03/23/30 (Call 12/23/29)(a)	11,859	14,236,267
4.60%, 05/13/46 (Call 11/13/45)(a)	8,949	11,449,735
4.88%, 11/13/43(a)	11,171	14,602,109
5.70%, 06/15/35(a)	12,595	17,541,623
5.88%, 02/06/41	9,722	13,920,806
6.38%, 06/15/34	11,387	16,518,893
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	10,600	12,885,342
Prudential Financial Inc. 3.70%, 03/13/51 (Call 09/13/50)(a)	17,533	19,343,126
3.91%, 12/07/47 (Call 06/07/47)	11,508	12,973,579
3.94%, 12/07/49 (Call 06/07/49)	12,910	14,793,696
4.35%, 02/25/50 (Call 08/25/49)(a)	10,163	12,209,096
4.60%, 05/15/44(a)	9,894	12,226,246
5.70%, 12/14/36(a)	11,235	15,524,005
Travelers Companies Inc. (The) 5.35%, 11/01/40(a)	10,364	14,177,749
6.25%, 06/15/37	12,014	17,304,150

		923,407,146

Internet — 1.4%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	8,127	7,998,084
0.80%, 08/15/27 (Call 06/15/27)(a)	13,079	12,707,006
1.10%, 08/15/30 (Call 05/15/30)(a)	25,585	24,081,052
1.90%, 08/15/40 (Call 02/15/40)	15,998	14,354,404
2.00%, 08/15/26 (Call 05/15/26)(a)	25,706	27,043,956
2.05%, 08/15/50 (Call 02/15/50)(a)	25,109	21,648,746
2.25%, 08/15/60 (Call 02/15/60)(a)	25,785	21,828,421
3.38%, 02/25/24(a)	1,806	1,962,465
Amazon.com Inc. 0.80%, 06/03/25 (Call 05/03/25)	15,342	15,319,550
1.20%, 06/03/27 (Call 04/03/27)	17,042	16,942,115
1.50%, 06/03/30 (Call 03/03/30)	22,445	21,799,560
2.50%, 06/03/50 (Call 12/03/49)	36,615	33,738,061
2.70%, 06/03/60 (Call 12/03/59)	25,773	23,758,389
2.80%, 08/22/24 (Call 06/22/24)(a)	11,722	12,598,481
3.15%, 08/22/27 (Call 05/22/27)(a)	52,202	57,833,719
3.80%, 12/05/24 (Call 09/05/24)(a)	7,462	8,299,327
3.88%, 08/22/37 (Call 02/22/37)(a)	31,434	36,958,318
4.05%, 08/22/47 (Call 02/22/47)	32,813	39,106,645
4.25%, 08/22/57 (Call 02/22/57)	28,398	35,438,654
4.80%, 12/05/34 (Call 06/05/34)	15,341	19,734,679
4.95%, 12/05/44 (Call 06/05/44)	20,704	27,744,942
5.20%, 12/03/25 (Call 09/03/25)	8,073	9,583,149
Booking Holdings Inc. 3.60%, 06/01/26 (Call 03/01/26)(a)	13,417	14,844,039
4.10%, 04/13/25 (Call 03/13/25)	14,734	16,410,694
4.50%, 04/13/27 (Call 02/13/27)(a)	9,277	10,815,378

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.63%, 04/13/30 (Call 01/13/30)	$15,845	$18,895,814
eBay Inc. 1.90%, 03/11/25 (Call 02/11/25)	11,299	11,658,202
2.70%, 03/11/30 (Call 12/11/29)(a)	8,463	8,744,960
3.45%, 08/01/24 (Call 05/01/24)(a)	6,625	7,177,816
3.60%, 06/05/27 (Call 03/05/27)(a)	12,226	13,658,470
4.00%, 07/15/42 (Call 01/15/42)(a)	11,367	12,552,486
Expedia Group Inc. 2.95%, 03/15/31 (Call 12/15/30)(d)	6,510	6,523,671
3.25%, 02/15/30 (Call 11/15/29)(a)	15,223	15,496,125
3.80%, 02/15/28 (Call 11/15/27)(a)	10,768	11,500,224
4.63%, 08/01/27 (Call 05/01/27)(d)	4,947	5,498,962
5.00%, 02/15/26 (Call 11/15/25)(a)	5,574	6,277,717
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)(a)	10,985	12,162,836

		662,697,117

Lodging — 0.3%
Las Vegas Sands Corp. 3.20%, 08/08/24 (Call 07/08/24)	20,029	21,032,323
3.50%, 08/18/26 (Call 06/18/26)	12,587	13,298,724
3.90%, 08/08/29 (Call 05/08/29)(a)	9,596	10,155,247
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	19,959	22,987,579
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	10,716	12,143,425
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	10,537	11,096,409
Series R, 3.13%, 06/15/26 (Call 03/15/26)	10,953	11,457,358
Sands China Ltd. 3.80%, 01/08/26 (Call 12/08/25)	950	1,009,858
5.13%, 08/08/25 (Call 06/08/25)	12,329	13,833,856
5.40%, 08/08/28 (Call 05/08/28)	15,532	17,887,019

		134,901,798

Machinery — 0.5%
Caterpillar Financial Services Corp. 0.80%, 11/13/25(a)	7,576	7,531,070
1.10%, 09/14/27(a)	11,840	11,607,259
2.15%, 11/08/24	12,322	12,996,323
Caterpillar Inc. 2.60%, 04/09/30 (Call 01/09/30)(a)	11,400	12,022,885
3.25%, 09/19/49 (Call 03/19/49)	12,108	12,919,692
3.25%, 04/09/50 (Call 10/09/49)	15,182	16,168,121
3.40%, 05/15/24 (Call 02/15/24)(a)	4,021	4,360,337
3.80%, 08/15/42(a)	21,024	24,453,613
5.20%, 05/27/41	11,669	15,745,024
Deere & Co. 3.75%, 04/15/50 (Call 10/15/49)(a)	12,071	14,141,360
3.90%, 06/09/42 (Call 12/09/41)(a)	15,702	18,599,589
John Deere Capital Corp. 0.70%, 01/15/26	1,553	1,526,089
3.45%, 03/13/25(a)	11,320	12,441,334
Otis Worldwide Corp. 2.06%, 04/05/25 (Call 03/05/25)(a)	9,386	9,783,128
2.57%, 02/15/30 (Call 11/15/29)	19,046	19,565,925
3.11%, 02/15/40 (Call 08/15/39)	10,537	10,837,312
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26 (Call 08/15/26)(a)	9,257	10,003,246
4.40%, 03/15/24 (Call 02/15/24)	2,626	2,870,982
4.95%, 09/15/28 (Call 06/15/28)(a)	17,099	20,079,744

		237,653,033

Security	Par (000)	Value

Manufacturing — 1.0%
3M Co. 2.00%, 02/14/25 (Call 01/14/25)(a)	$9,103	$9,510,785
2.38%, 08/26/29 (Call 05/26/29)(a)	13,197	13,719,493
2.88%, 10/15/27 (Call 07/15/27)(a)	12,375	13,531,132
3.25%, 02/14/24 (Call 01/14/24)(a)	3,626	3,912,540
3.25%, 08/26/49 (Call 02/26/49)(a)	13,227	14,060,081
3.38%, 03/01/29 (Call 12/01/28)(a)	8,564	9,535,621
4.00%, 09/14/48 (Call 03/14/48)(a)	12,962	15,360,941
Eaton Corp., 4.15%, 11/02/42(a)	12,955	15,315,575
General Electric Co. 3.45%, 05/01/27 (Call 03/01/27)(a)	12,932	14,188,597
3.63%, 05/01/30 (Call 02/01/30)(a)	16,500	17,940,000
4.13%, 10/09/42(a)	11,342	12,421,275
4.25%, 05/01/40 (Call 11/01/39)(a)	16,062	17,860,083
4.35%, 05/01/50 (Call 11/01/49)(a)	41,811	46,439,612
4.50%, 03/11/44	13,216	15,082,090
5.88%, 01/14/38	39,149	51,220,496
6.15%, 08/07/37	15,783	20,976,259
6.75%, 03/15/32	39,020	52,493,809
6.88%, 01/10/39(a)	25,787	36,547,933
Illinois Tool Works Inc. 2.65%, 11/15/26 (Call 08/15/26)(a)	15,751	17,021,666
3.90%, 09/01/42 (Call 03/01/42)(a)	13,172	15,837,195
Parker-Hannifin Corp. 3.25%, 06/14/29 (Call 03/14/29)(a)	12,936	14,115,559
4.00%, 06/14/49 (Call 12/14/48)(a)	10,772	12,653,666
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	10,580	12,007,991

		451,752,399

Media — 5.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 02/01/32 (Call 11/01/31)	17,625	16,839,559
2.80%, 04/01/31 (Call 01/01/31)(a)	19,950	20,180,381
3.50%, 06/01/41 (Call 12/01/40)	2,500	2,404,050
3.70%, 04/01/51 (Call 10/01/50)(a)	20,629	19,594,662
3.75%, 02/15/28 (Call 11/15/27)(a)	9,556	10,453,719
3.85%, 04/01/61 (Call 10/01/60)	18,471	17,030,343
3.90%, 06/01/52 (Call 12/01/51)	2,500	2,433,636
4.20%, 03/15/28 (Call 12/15/27)(a)	14,077	15,770,003
4.50%, 02/01/24 (Call 01/01/24)	1,286	1,415,798
4.80%, 03/01/50 (Call 09/01/49)(a)	43,229	47,479,790
4.91%, 07/23/25 (Call 04/23/25)(a)	51,285	58,515,057
5.05%, 03/30/29 (Call 12/30/28)(a)	15,607	18,288,116
5.13%, 07/01/49 (Call 01/01/49)	15,820	18,122,038
5.38%, 04/01/38 (Call 10/01/37)(a)	9,906	11,848,314
5.38%, 05/01/47 (Call 11/01/46)	29,975	35,203,887
5.75%, 04/01/48 (Call 10/01/47)	29,989	36,948,208
6.38%, 10/23/35 (Call 04/23/35)	25,133	33,257,006
6.48%, 10/23/45 (Call 04/23/45)	43,310	57,773,812
Comcast Corp. 1.50%, 02/15/31 (Call 11/15/30)	12,594	11,896,256
1.95%, 01/15/31 (Call 10/15/30)(a)	15,990	15,702,062
2.35%, 01/15/27 (Call 10/15/26)(a)	18,396	19,334,012
2.45%, 08/15/52 (Call 02/15/52)(a)	20,154	17,625,588
2.65%, 02/01/30 (Call 11/01/29)	19,238	20,118,038
2.65%, 08/15/62 (Call 02/15/62)(a)	14,267	12,569,200
2.80%, 01/15/51 (Call 07/15/50)(a)	19,868	18,645,107
3.00%, 02/01/24 (Call 01/01/24)	2,149	2,299,027
3.10%, 04/01/25 (Call 03/01/25)	10,149	10,987,171

40	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.15%, 03/01/26 (Call 12/01/25)	$28,850	$31,567,872
3.15%, 02/15/28 (Call 11/15/27)	21,220	23,178,791
3.20%, 07/15/36 (Call 01/15/36)(a)	9,754	10,432,726
3.25%, 11/01/39 (Call 05/01/39)	17,518	18,585,806
3.30%, 02/01/27 (Call 11/01/26)(a)	16,988	18,752,515
3.30%, 04/01/27 (Call 02/01/27)	11,515	12,737,004
3.38%, 02/15/25 (Call 11/15/24)(a)	8,566	9,327,517
3.38%, 08/15/25 (Call 05/15/25)(a)	19,969	21,907,553
3.40%, 04/01/30 (Call 01/01/30)	17,535	19,412,786
3.40%, 07/15/46 (Call 01/15/46)	16,390	17,221,496
3.45%, 02/01/50 (Call 08/01/49)(a)	21,231	22,481,604
3.55%, 05/01/28 (Call 02/01/28)(a)	13,143	14,666,338
3.60%, 03/01/24(a)	2,623	2,863,508
3.70%, 04/15/24 (Call 03/15/24)(a)	19,063	20,903,214
3.75%, 04/01/40 (Call 10/01/39)	18,991	21,408,211
3.90%, 03/01/38 (Call 09/01/37)	14,326	16,483,384
3.95%, 10/15/25 (Call 08/15/25)(a)	31,824	35,801,885
3.97%, 11/01/47 (Call 05/01/47)(a)	24,336	27,717,862
4.00%, 08/15/47 (Call 02/15/47)	10,773	12,312,402
4.00%, 03/01/48 (Call 09/01/47)	12,686	14,490,520
4.00%, 11/01/49 (Call 05/01/49)	24,368	28,049,344
4.05%, 11/01/52 (Call 05/01/52)	19,649	22,654,983
4.15%, 10/15/28 (Call 07/15/28)	40,661	47,209,096
4.20%, 08/15/34 (Call 02/15/34)(a)	12,450	14,641,133
4.25%, 10/15/30 (Call 07/15/30)(a)	17,025	20,045,254
4.25%, 01/15/33	24,636	29,217,392
4.40%, 08/15/35 (Call 02/15/35)(a)	9,957	11,942,645
4.60%, 10/15/38 (Call 04/15/38)	30,599	37,972,490
4.60%, 08/15/45 (Call 02/15/45)	21,267	26,382,337
4.65%, 07/15/42	16,625	20,772,299
4.70%, 10/15/48 (Call 04/15/48)	57,547	72,820,710
4.75%, 03/01/44	15,033	18,984,777
4.95%, 10/15/58 (Call 04/15/58)	28,466	38,652,643
5.65%, 06/15/35(a)	12,073	16,142,708
6.45%, 03/15/37(a)	10,296	14,972,945
6.50%, 11/15/35(a)	16,140	23,259,143
6.95%, 08/15/37(a)	10,153	15,445,790
7.05%, 03/15/33(a)	12,379	18,131,423
Discovery Communications LLC 3.63%, 05/15/30 (Call 02/15/30)	10,785	11,834,720
3.95%, 03/20/28 (Call 12/20/27)	22,795	25,403,019
4.00%, 09/15/55 (Call 03/15/55)(a)(d)	23,656	24,166,530
4.13%, 05/15/29 (Call 02/15/29)(a)	10,183	11,524,841
4.65%, 05/15/50 (Call 11/15/49)	11,366	13,179,159
5.20%, 09/20/47 (Call 03/20/47)(a)	15,641	19,157,200
5.30%, 05/15/49 (Call 11/15/48)(a)	7,654	9,475,285
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)(a)	23,662	27,720,606
5.48%, 01/25/39 (Call 07/25/38)(a)	15,864	20,354,431
5.58%, 01/25/49 (Call 07/25/48)	19,565	25,723,297
NBCUniversal Media LLC 4.45%, 01/15/43	13,306	16,174,961
5.95%, 04/01/41	14,891	21,266,530
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)(a)	15,936	17,471,829
5.50%, 09/01/41 (Call 03/01/41)(a)	15,591	19,116,590
5.88%, 11/15/40 (Call 05/15/40)	15,306	19,461,835
6.55%, 05/01/37(a)	18,363	24,783,673
6.75%, 06/15/39(a)	18,595	25,543,065
7.30%, 07/01/38(a)	18,167	25,746,392

Security	Par (000)	Value

Media (continued)
Time Warner Entertainment Co. LP, 8.38%, 07/15/33(a)	$12,992	$19,330,923
TWDC Enterprises 18 Corp. 1.85%, 07/30/26(a)	15,068	15,549,974
2.95%, 06/15/27(a)	11,733	12,817,305
3.00%, 02/13/26(a)	14,177	15,392,883
3.15%, 09/17/25	9,295	10,129,472
4.13%, 06/01/44	12,682	14,788,057
ViacomCBS Inc. 4.00%, 01/15/26 (Call 10/15/25)	11,274	12,605,718
4.20%, 05/19/32 (Call 02/19/32)(a)	10,741	12,325,409
4.38%, 03/15/43	17,879	20,160,384
4.75%, 05/15/25 (Call 04/15/25)(a)	18,332	20,901,224
4.95%, 01/15/31 (Call 10/15/30)(a)	15,390	18,484,250
4.95%, 05/19/50 (Call 11/19/49)(a)	11,235	13,536,177
5.85%, 09/01/43 (Call 03/01/43)	15,545	20,567,740
6.88%, 04/30/36(a)	14,536	20,489,851
7.88%, 07/30/30	12,986	18,446,558
Walt Disney Co. (The) 1.75%, 08/30/24 (Call 07/30/24)	8,737	9,066,679
1.75%, 01/13/26(a)	24,440	25,112,601
2.00%, 09/01/29 (Call 06/01/29)	27,672	27,965,769
2.20%, 01/13/28(a)	13,679	14,168,322
2.65%, 01/13/31(a)	22,854	23,882,727
2.75%, 09/01/49 (Call 03/01/49)	24,804	23,406,657
3.35%, 03/24/25(a)	21,997	23,979,609
3.50%, 05/13/40 (Call 11/13/39)	22,068	24,006,601
3.60%, 01/13/51 (Call 07/13/50)	30,265	32,938,955
3.80%, 03/22/30(a)	15,554	17,728,969
3.80%, 05/13/60 (Call 11/13/59)(a)	18,597	20,845,759
4.63%, 03/23/40 (Call 09/23/39)(a)	9,369	11,703,063
4.70%, 03/23/50 (Call 09/23/49)(a)	26,874	34,355,380
6.20%, 12/15/34	12,396	17,635,049
6.40%, 12/15/35(a)	12,702	18,585,014
6.65%, 11/15/37(a)	15,031	22,461,901

		2,353,757,889

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	11,113	12,146,903

Mining — 0.5%
Barrick Gold Corp., 5.25%, 04/01/42	10,359	13,390,372
Barrick North America Finance LLC 5.70%, 05/30/41	10,298	14,024,238
5.75%, 05/01/43	11,074	15,336,332
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	11,999	16,483,797
BHP Billiton Finance USA Ltd. 4.13%, 02/24/42(a)	14,394	17,192,304
5.00%, 09/30/43	31,265	42,261,213
Newmont Corp. 2.25%, 10/01/30 (Call 07/01/30)(a)	13,196	13,108,297
4.88%, 03/15/42 (Call 09/15/41)(a)	12,856	16,442,379
6.25%, 10/01/39(a)	11,250	16,157,913
Rio Tinto Alcan Inc., 6.13%, 12/15/33	9,402	13,558,241
Rio Tinto Finance USA Ltd. 3.75%, 06/15/25 (Call 03/15/25)	8,864	9,827,696
5.20%, 11/02/40	14,304	19,235,139
7.13%, 07/15/28(a)	11,046	15,171,315
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	11,265	13,628,053

		235,817,289

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 5.0%
BP Capital Markets America Inc. 1.75%, 08/10/30 (Call 05/10/30)(a)	$12,930	$12,441,532
2.77%, 11/10/50 (Call 05/10/50)(a)	19,046	16,767,098
2.94%, 06/04/51 (Call 12/04/50)	25,515	23,226,891
3.00%, 02/24/50 (Call 08/24/49)(a)	25,480	23,640,877
3.02%, 01/16/27 (Call 10/16/26)	14,173	15,259,722
3.12%, 05/04/26 (Call 02/04/26)	22,308	24,206,087
3.19%, 04/06/25 (Call 03/06/25)	8,720	9,414,692
3.22%, 04/14/24 (Call 02/14/24)(a)	1,862	1,994,951
3.38%, 02/08/61 (Call 08/08/60)	15,446	14,890,296
3.41%, 02/11/26 (Call 12/11/25)(a)	13,432	14,751,204
3.63%, 04/06/30 (Call 01/06/30)(a)	15,707	17,472,283
3.79%, 02/06/24 (Call 01/06/24)	2,360	2,574,642
3.80%, 09/21/25 (Call 07/21/25)	15,269	16,903,832
3.94%, 09/21/28 (Call 06/21/28)	12,546	14,250,181
4.23%, 11/06/28 (Call 08/06/28)(a)	24,567	28,398,545
BP Capital Markets PLC 3.28%, 09/19/27 (Call 06/19/27)(a)	20,262	22,225,860
3.51%, 03/17/25(a)	12,561	13,786,955
3.54%, 11/04/24(a)	12,093	13,304,817
3.72%, 11/28/28 (Call 08/28/28)	10,527	11,823,351
3.81%, 02/10/24	2,334	2,545,975
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (Call 03/01/27)(a)	16,985	18,783,542
4.95%, 06/01/47 (Call 12/01/46)	9,531	11,492,580
6.25%, 03/15/38	15,809	20,420,297
Cenovus Energy Inc. 4.25%, 04/15/27 (Call 01/15/27)	9,235	10,076,583
5.38%, 07/15/25 (Call 04/15/25)(a)	10,626	12,004,723
5.40%, 06/15/47 (Call 12/15/46)	12,391	14,316,341
6.75%, 11/15/39	19,625	25,308,400
Chevron Corp. 1.55%, 05/11/25 (Call 04/11/25)	26,024	26,639,811
2.00%, 05/11/27 (Call 03/11/27)(a)	9,475	9,825,570
2.24%, 05/11/30 (Call 02/11/30)(a)	12,992	13,263,915
2.90%, 03/03/24 (Call 01/03/24)(a)	3,564	3,801,207
2.95%, 05/16/26 (Call 02/16/26)	23,465	25,405,279
3.08%, 05/11/50 (Call 11/11/49)	12,748	12,695,989
3.33%, 11/17/25 (Call 08/17/25)	5,175	5,672,893
Chevron USA Inc. 0.69%, 08/12/25 (Call 07/12/25)(a)	4,992	4,914,944
1.02%, 08/12/27 (Call 06/12/27)(a)	5,905	5,752,241
2.34%, 08/12/50 (Call 02/12/50)(a)	8,335	7,248,745
5.05%, 11/15/44 (Call 05/15/44)	10,273	13,542,475
5.25%, 11/15/43 (Call 05/15/43)	13,626	18,353,699
6.00%, 03/01/41 (Call 09/01/40)	11,330	16,100,286
Cimarex Energy Co. 3.90%, 05/15/27 (Call 02/15/27)	9,388	10,296,990
4.38%, 06/01/24 (Call 03/01/24)	8,147	8,875,593
ConocoPhillips 3.75%, 10/01/27 (Call 07/01/27)(d)	15,650	17,649,878
4.30%, 08/15/28 (Call 05/15/28)(d)	13,855	16,394,935
4.88%, 10/01/47 (Call 04/01/47)(d)	11,375	14,333,971
6.50%, 02/01/39(a)	34,948	50,861,159
ConocoPhillips Co. 4.30%, 11/15/44 (Call 05/15/44)	9,863	11,709,960
4.95%, 03/15/26 (Call 12/15/25)(a)	15,021	17,620,763
6.95%, 04/15/29	19,203	26,043,470
Devon Energy Corp. 4.75%, 05/15/42 (Call 11/15/41)	10,318	11,475,759

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 06/15/45 (Call 12/15/44)(a)	$9,620	$11,211,058
5.60%, 07/15/41 (Call 01/15/41)	12,755	15,505,827
Diamondback Energy Inc. 2.88%, 12/01/24 (Call 11/01/24)(a)	12,574	13,281,818
3.25%, 12/01/26 (Call 10/01/26)	11,785	12,471,315
3.50%, 12/01/29 (Call 09/01/29)(a)	16,267	17,028,621
5.38%, 05/31/25 (Call 03/29/21)	5,044	5,223,768
EOG Resources Inc. 4.15%, 01/15/26 (Call 10/15/25)	5,810	6,587,157
4.38%, 04/15/30 (Call 01/15/30)(a)	6,149	7,202,340
4.95%, 04/15/50 (Call 10/15/49)	10,154	12,841,534
Equinor ASA 1.75%, 01/22/26 (Call 12/22/25)(a)	2,574	2,648,770
2.38%, 05/22/30 (Call 02/22/30)	6,683	6,819,097
2.88%, 04/06/25 (Call 03/06/25)	5,895	6,304,305
3.13%, 04/06/30 (Call 01/06/30)(a)	4,235	4,589,626
3.25%, 11/18/49 (Call 05/18/49)(a)	10,661	10,732,163
3.63%, 09/10/28 (Call 06/10/28)(a)	10,473	11,736,301
3.70%, 03/01/24(a)	8,668	9,479,814
3.70%, 04/06/50 (Call 10/06/49)	8,681	9,490,863
3.95%, 05/15/43(a)	12,228	13,689,258
4.80%, 11/08/43(a)	12,422	15,608,094
5.10%, 08/17/40(a)	10,265	13,293,998
Exxon Mobil Corp. 2.02%, 08/16/24 (Call 07/16/24)(a)	6,608	6,908,912
2.28%, 08/16/26 (Call 06/16/26)	19,335	20,313,096
2.44%, 08/16/29 (Call 05/16/29)	17,205	17,866,195
2.61%, 10/15/30 (Call 07/15/30)(a)	25,158	26,253,633
2.71%, 03/06/25 (Call 12/06/24)(a)	20,517	21,794,333
2.99%, 03/19/25 (Call 02/19/25)	34,155	36,793,272
3.00%, 08/16/39 (Call 02/16/39)	9,064	9,093,957
3.04%, 03/01/26 (Call 12/01/25)(a)	30,611	33,176,141
3.10%, 08/16/49 (Call 02/16/49)(a)	18,872	18,257,430
3.18%, 03/15/24 (Call 12/15/23)	2,008	2,154,243
3.29%, 03/19/27 (Call 01/19/27)(a)	12,664	14,073,729
3.45%, 04/15/51 (Call 10/15/50)(a)	25,908	26,520,271
3.48%, 03/19/30 (Call 12/19/29)	26,303	29,169,446
3.57%, 03/06/45 (Call 09/06/44)	12,519	13,188,927
4.11%, 03/01/46 (Call 09/01/45)	31,034	34,936,917
4.23%, 03/19/40 (Call 09/19/39)	23,674	27,235,379
4.33%, 03/19/50 (Call 09/19/49)	40,526	47,580,033
Hess Corp. 4.30%, 04/01/27 (Call 01/01/27)(a)	13,129	14,574,969
5.60%, 02/15/41	12,351	14,758,836
6.00%, 01/15/40	10,407	12,858,038
Husky Energy Inc. 4.00%, 04/15/24 (Call 01/15/24)	4,220	4,513,670
4.40%, 04/15/29 (Call 01/15/29)	9,802	10,687,973
Marathon Oil Corp. 3.85%, 06/01/25 (Call 03/01/25)	10,729	11,559,854
4.40%, 07/15/27 (Call 04/15/27)(a)	15,024	16,930,553
6.60%, 10/01/37	9,581	12,308,939
Marathon Petroleum Corp. 3.63%, 09/15/24 (Call 06/15/24)	6,193	6,723,840
4.70%, 05/01/25 (Call 04/01/25)(a)	12,950	14,718,444
4.75%, 09/15/44 (Call 03/15/44)	11,812	13,357,971
6.50%, 03/01/41 (Call 09/01/40)	10,831	14,580,510
Phillips 66 2.15%, 12/15/30 (Call 09/15/30)(a)	10,510	10,211,870
3.90%, 03/15/28 (Call 12/15/27)(a)	10,787	12,128,910

42	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.65%, 11/15/34 (Call 05/15/34)	$12,702	$14,895,492
4.88%, 11/15/44 (Call 05/15/44)	19,314	23,606,258
5.88%, 05/01/42	19,725	26,500,352
Pioneer Natural Resources Co. 1.13%, 01/15/26 (Call 12/15/25)	1,988	1,968,086
1.90%, 08/15/30 (Call 05/15/30)	293	280,784
2.15%, 01/15/31 (Call 10/15/30)	12,415	12,061,976
Shell International Finance BV 2.00%, 11/07/24 (Call 10/07/24)	8,198	8,555,658
2.38%, 04/06/25 (Call 03/06/25)(a)	18,595	19,574,224
2.38%, 11/07/29 (Call 08/07/29)(a)	18,284	18,788,196
2.50%, 09/12/26(a)	15,557	16,557,284
2.75%, 04/06/30 (Call 01/06/30)(a)	19,831	20,858,119
2.88%, 05/10/26	21,719	23,464,930
3.13%, 11/07/49 (Call 05/07/49)(a)	15,559	15,336,600
3.25%, 05/11/25	33,846	36,858,456
3.25%, 04/06/50 (Call 10/06/49)(a)	23,599	23,827,967
3.75%, 09/12/46(a)	16,210	17,723,309
3.88%, 11/13/28 (Call 08/13/28)	16,133	18,358,488
4.00%, 05/10/46	28,189	31,644,388
4.13%, 05/11/35	19,694	22,835,922
4.38%, 05/11/45	33,106	39,345,782
4.55%, 08/12/43(a)	16,912	20,405,074
5.50%, 03/25/40(a)	10,489	14,061,532
6.38%, 12/15/38	35,667	51,927,835
Suncor Energy Inc. 3.60%, 12/01/24 (Call 09/01/24)	5,361	5,860,790
4.00%, 11/15/47 (Call 05/15/47)(a)	9,649	10,311,940
6.50%, 06/15/38	10,349	13,979,753
6.80%, 05/15/38	11,969	16,516,478
6.85%, 06/01/39	11,582	16,148,370
Total Capital International SA 2.43%, 01/10/25 (Call 10/10/24)	13,254	13,953,229
2.83%, 01/10/30 (Call 10/10/29)(a)	17,303	18,417,322
2.99%, 06/29/41 (Call 12/29/40)	11,649	11,701,052
3.13%, 05/29/50 (Call 11/29/49)(a)	29,912	29,229,091
3.39%, 06/29/60 (Call 12/29/59)	9,569	9,576,935
3.46%, 02/19/29 (Call 11/19/28)	15,377	17,077,782
3.46%, 07/12/49 (Call 01/12/49)	12,768	13,229,955
3.75%, 04/10/24	13,720	15,072,268
Total Capital SA, 3.88%, 10/11/28(a)	11,885	13,603,602
Valero Energy Corp. 2.85%, 04/15/25 (Call 03/15/25)	11,765	12,396,931
3.40%, 09/15/26 (Call 06/15/26)	18,748	20,114,815
4.00%, 04/01/29 (Call 01/01/29)(a)	8,188	9,014,227
4.35%, 06/01/28 (Call 03/01/28)	10,605	11,879,773
6.63%, 06/15/37	20,160	26,507,985
7.50%, 04/15/32	10,127	13,995,404

		2,299,762,221

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc. 3.34%, 12/15/27 (Call 09/15/27)(a)	16,871	18,571,997
4.08%, 12/15/47 (Call 06/15/47)	17,281	18,713,197
Baker Hughes Holdings LLC, 5.13%, 09/15/40	13,810	17,282,594
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)(a)	9,064	9,301,035
3.80%, 11/15/25 (Call 08/15/25)	12,656	14,084,149
4.75%, 08/01/43 (Call 02/01/43)	14,044	15,589,878
4.85%, 11/15/35 (Call 05/15/35)	14,522	16,602,879

Security	Par (000)	Value

Oil & Gas Services (continued)
5.00%, 11/15/45 (Call 05/15/45)	$19,211	$22,298,947
6.70%, 09/15/38	11,942	15,674,410
7.45%, 09/15/39	13,755	19,356,919
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	15,885	16,370,004

		183,846,009

Packaging & Containers — 0.1%
WRKCo Inc. 4.65%, 03/15/26 (Call 01/15/26)	10,850	12,501,029
4.90%, 03/15/29 (Call 12/15/28)(a)	9,554	11,464,663

		23,965,692

Pharmaceuticals — 8.4%
AbbVie Inc. 2.60%, 11/21/24 (Call 10/21/24)(a)	42,205	44,852,895
2.95%, 11/21/26 (Call 09/21/26)(a)	59,642	64,431,557
3.20%, 05/14/26 (Call 02/14/26)	24,949	27,203,901
3.20%, 11/21/29 (Call 08/21/29)	59,819	64,507,996
3.60%, 05/14/25 (Call 02/14/25)	43,142	47,319,910
3.80%, 03/15/25 (Call 12/15/24)	35,284	38,775,444
3.85%, 06/15/24 (Call 03/15/24)	2,090	2,285,024
4.05%, 11/21/39 (Call 05/21/39)(a)	46,411	52,908,874
4.25%, 11/14/28 (Call 08/14/28)	20,731	24,048,719
4.25%, 11/21/49 (Call 05/21/49)	68,878	79,374,504
4.30%, 05/14/36 (Call 11/14/35)	14,952	17,582,905
4.40%, 11/06/42(a)	33,883	40,205,710
4.45%, 05/14/46 (Call 11/14/45)(a)	24,213	28,444,251
4.50%, 05/14/35 (Call 11/14/34)(a)	30,308	36,351,661
4.55%, 03/15/35 (Call 09/15/34)	19,763	23,706,624
4.70%, 05/14/45 (Call 11/14/44)(a)	31,945	38,826,129
4.75%, 03/15/45 (Call 09/15/44)(a)	10,664	12,998,354
4.85%, 06/15/44 (Call 12/15/43)	12,712	15,779,737
4.88%, 11/14/48 (Call 05/14/48)(a)	22,150	28,109,331
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)(a)	11,080	12,305,428
AstraZeneca PLC 0.70%, 04/08/26 (Call 03/08/26)	18,318	17,763,939
1.38%, 08/06/30 (Call 05/06/30)(a)	5,723	5,376,135
3.13%, 06/12/27 (Call 03/12/27)(a)	10,335	11,323,951
3.38%, 11/16/25	25,878	28,425,358
4.00%, 01/17/29 (Call 10/17/28)(a)	13,117	15,046,595
4.00%, 09/18/42	14,048	16,143,792
4.38%, 11/16/45(a)	12,650	15,282,141
4.38%, 08/17/48 (Call 02/17/48)	9,480	11,484,789
6.45%, 09/15/37	39,245	57,589,369
Becton Dickinson and Co. 1.96%, 02/11/31 (Call 11/11/30)	10,090	9,852,549
2.82%, 05/20/30 (Call 02/20/30)(a)	11,885	12,505,521
3.36%, 06/06/24 (Call 04/06/24)(a)	4,641	5,006,635
3.70%, 06/06/27 (Call 03/06/27)	32,341	36,198,534
3.73%, 12/15/24 (Call 09/15/24)	12,398	13,632,106
3.79%, 05/20/50 (Call 11/20/49)(a)	10,328	11,403,137
4.67%, 06/06/47 (Call 12/06/46)	19,499	24,161,991
4.69%, 12/15/44 (Call 06/15/44)(a)	12,754	15,829,090
Bristol-Myers Squibb Co. 0.75%, 11/13/25 (Call 10/13/25)(a)	6,712	6,690,808
1.13%, 11/13/27 (Call 09/13/27)(a)	11,887	11,677,143
1.45%, 11/13/30 (Call 08/13/30)(a)	16,329	15,702,035
2.35%, 11/13/40 (Call 05/13/40)(a)	10,224	9,782,152
2.55%, 11/13/50 (Call 05/13/50)	10,291	9,507,096

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 07/26/24 (Call 06/26/24)	$23,376	$25,199,443
3.20%, 06/15/26 (Call 04/15/26)	41,769	46,010,855
3.25%, 02/27/27(a)	5,939	6,593,551
3.40%, 07/26/29 (Call 04/26/29)	48,866	54,646,261
3.45%, 11/15/27 (Call 08/15/27)	12,806	14,426,035
3.88%, 08/15/25 (Call 05/15/25)(a)	11,982	13,422,846
3.90%, 02/20/28 (Call 11/20/27)	18,357	21,092,419
4.13%, 06/15/39 (Call 12/15/38)	25,851	31,057,267
4.25%, 10/26/49 (Call 04/26/49)(a)	39,004	47,439,048
4.35%, 11/15/47 (Call 05/15/47)(a)	15,711	19,141,132
4.55%, 02/20/48 (Call 08/20/47)	18,048	22,771,057
5.00%, 08/15/45 (Call 02/15/45)	18,925	25,162,353
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	3,905	4,172,434
3.41%, 06/15/27 (Call 03/15/27)(a)	18,114	19,976,027
Cigna Corp. 2.40%, 03/15/30 (Call 12/15/29)(a)	18,553	18,802,857
3.20%, 03/15/40 (Call 09/15/39)(a)	7,120	7,349,129
3.25%, 04/15/25 (Call 01/15/25)(a)	12,022	13,018,966
3.40%, 03/01/27 (Call 12/01/26)(a)	17,116	18,925,536
3.40%, 03/15/50 (Call 09/15/49)(a)	15,811	16,084,723
3.75%, 07/15/23 (Call 06/15/23)	11,926	12,834,161
3.88%, 10/15/47 (Call 04/15/47)(a)	11,960	12,952,724
4.13%, 11/15/25 (Call 09/15/25)(a)	27,522	31,067,301
4.38%, 10/15/28 (Call 07/15/28)	45,618	53,173,249
4.50%, 02/25/26 (Call 11/27/25)	20,652	23,741,192
4.80%, 08/15/38 (Call 02/15/38)	25,420	31,384,864
4.80%, 07/15/46 (Call 01/16/46)(a)	17,773	22,046,228
4.90%, 12/15/48 (Call 06/15/48)	45,669	57,646,435
CVS Health Corp. 1.30%, 08/21/27 (Call 06/21/27)(a)	26,520	25,945,428
1.75%, 08/21/30 (Call 05/21/30)(a)	16,329	15,612,892
1.88%, 02/28/31 (Call 11/28/30)(a)	25,410	24,459,318
2.63%, 08/15/24 (Call 07/15/24)(a)	5,144	5,463,540
2.70%, 08/21/40 (Call 02/21/40)	15,662	14,866,247
2.88%, 06/01/26 (Call 03/01/26)(a)	21,724	23,356,128
3.00%, 08/15/26 (Call 06/15/26)(a)	10,946	11,861,810
3.25%, 08/15/29 (Call 05/15/29)	22,247	24,117,548
3.63%, 04/01/27 (Call 02/01/27)	11,392	12,667,124
3.75%, 04/01/30 (Call 01/01/30)(a)	20,297	22,711,294
3.88%, 07/20/25 (Call 04/20/25)	35,796	39,809,165
4.10%, 03/25/25 (Call 01/25/25)(a)	8,066	9,001,960
4.13%, 04/01/40 (Call 10/01/39)	14,108	16,008,812
4.25%, 04/01/50 (Call 10/01/49)(a)	9,988	11,565,019
4.30%, 03/25/28 (Call 12/25/27)(a)	81,790	94,100,875
4.78%, 03/25/38 (Call 09/25/37)	57,032	69,264,931
5.05%, 03/25/48 (Call 09/25/47)	91,661	115,598,142
5.13%, 07/20/45 (Call 01/20/45)	40,921	51,699,645
5.30%, 12/05/43 (Call 06/05/43)(a)	10,171	13,105,769
Eli Lilly & Co. 2.25%, 05/15/50 (Call 11/15/49)(a)	13,700	12,017,258
2.50%, 09/15/60 (Call 03/15/60)(a)	10,418	9,250,325
3.38%, 03/15/29 (Call 12/15/28)(a)	13,122	14,664,566
3.95%, 03/15/49 (Call 09/15/48)	18,587	22,032,602
4.15%, 03/15/59 (Call 09/15/58)	13,481	16,575,433
GlaxoSmithKline Capital Inc. 3.63%, 05/15/25(a)	16,114	17,852,552
3.88%, 05/15/28(a)	18,632	21,502,170
6.38%, 05/15/38(a)	35,257	52,954,459

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC 3.00%, 06/01/24 (Call 05/01/24)	$2,881	$3,093,340
3.38%, 06/01/29 (Call 03/01/29)(a)	12,472	13,983,759
Johnson & Johnson 0.55%, 09/01/25 (Call 08/01/25)(a)	7,300	7,198,267
0.95%, 09/01/27 (Call 07/01/27)(a)	18,400	18,095,412
1.30%, 09/01/30 (Call 06/01/30)(a)	13,546	12,963,713
2.10%, 09/01/40 (Call 03/01/40)	9,354	8,748,736
2.25%, 09/01/50 (Call 03/01/50)(a)	12,767	11,561,126
2.45%, 03/01/26 (Call 12/01/25)	25,413	27,239,897
2.45%, 09/01/60 (Call 03/01/60)	17,644	15,896,042
2.63%, 01/15/25 (Call 11/15/24)	7,292	7,778,470
2.90%, 01/15/28 (Call 10/15/27)(a)	19,540	21,447,774
2.95%, 03/03/27 (Call 12/03/26)	10,256	11,299,935
3.40%, 01/15/38 (Call 07/15/37)	12,573	14,113,205
3.50%, 01/15/48 (Call 07/15/47)	9,368	10,537,388
3.55%, 03/01/36 (Call 09/01/35)(a)	8,414	9,789,933
3.63%, 03/03/37 (Call 09/03/36)	18,625	21,648,279
3.70%, 03/01/46 (Call 09/01/45)	19,716	22,806,179
3.75%, 03/03/47 (Call 09/03/46)	13,116	15,302,309
4.38%, 12/05/33 (Call 06/05/33)	10,968	13,678,171
5.95%, 08/15/37	13,206	19,283,289
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	10,211	11,531,504
Merck & Co. Inc. 0.75%, 02/24/26 (Call 01/24/26)(a)	12,881	12,731,476
1.45%, 06/24/30 (Call 03/24/30)(a)	13,194	12,725,861
2.35%, 06/24/40 (Call 12/24/39)(a)	14,743	14,116,611
2.45%, 06/24/50 (Call 12/24/49)(a)	16,151	14,686,439
2.75%, 02/10/25 (Call 11/10/24)(a)	23,758	25,443,640
2.90%, 03/07/24 (Call 02/07/24)(a)	2,624	2,811,002
3.40%, 03/07/29 (Call 12/07/28)	19,532	21,887,936
3.70%, 02/10/45 (Call 08/10/44)(a)	25,386	28,704,552
3.90%, 03/07/39 (Call 09/07/38)	9,696	11,398,685
4.00%, 03/07/49 (Call 09/07/48)(a)	18,941	22,450,212
4.15%, 05/18/43(a)	17,034	20,692,557
Mylan Inc. 4.55%, 04/15/28 (Call 01/15/28)(a)	9,765	11,305,646
5.20%, 04/15/48 (Call 10/15/47)(a)	9,560	11,567,573
Novartis Capital Corp. 1.75%, 02/14/25 (Call 01/14/25)(a)	18,758	19,401,152
2.00%, 02/14/27 (Call 12/14/26)(a)	20,650	21,529,273
2.20%, 08/14/30 (Call 05/14/30)(a)	16,111	16,559,946
2.75%, 08/14/50 (Call 02/14/50)(a)	16,123	15,893,968
3.00%, 11/20/25 (Call 08/20/25)(a)	21,901	23,802,712
3.10%, 05/17/27 (Call 02/17/27)(a)	13,300	14,683,583
3.40%, 05/06/24(a)	15,276	16,653,807
4.00%, 11/20/45 (Call 05/20/45)(a)	11,346	13,629,188
4.40%, 05/06/44(a)	25,425	31,990,378
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)(a)	9,092	9,330,036
Pfizer Inc. 0.80%, 05/28/25 (Call 04/28/25)(a)	7,426	7,432,036
1.70%, 05/28/30 (Call 02/28/30)(a)	11,429	11,245,345
2.55%, 05/28/40 (Call 11/28/39)(a)	8,640	8,531,469
2.63%, 04/01/30 (Call 01/01/30)	15,124	16,034,754
2.70%, 05/28/50 (Call 11/28/49)(a)	14,362	13,697,452
2.75%, 06/03/26(a)	19,349	20,970,812
2.95%, 03/15/24 (Call 02/15/24)(a)	2,899	3,111,759
3.00%, 12/15/26(a)	21,355	23,599,536

44	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 05/15/24(a)	$4,595	$5,008,149
3.45%, 03/15/29 (Call 12/15/28)(a)	17,880	20,026,043
3.60%, 09/15/28 (Call 06/15/28)	9,832	11,125,294
3.90%, 03/15/39 (Call 09/15/38)(a)	9,818	11,517,953
4.00%, 12/15/36	11,987	14,246,346
4.00%, 03/15/49 (Call 09/15/48)(a)	16,122	19,012,652
4.13%, 12/15/46	15,407	18,367,956
4.20%, 09/15/48 (Call 03/15/48)(a)	12,257	14,825,755
4.30%, 06/15/43(a)	11,344	13,744,656
4.40%, 05/15/44(a)	11,972	14,818,229
7.20%, 03/15/39	31,274	50,349,517
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	9,725	10,954,658
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	37,314	40,790,273
Takeda Pharmaceutical Co. Ltd. 2.05%, 03/31/30 (Call 12/31/29)	29,982	29,498,675
3.03%, 07/09/40 (Call 01/09/40)(a)	19,945	19,947,421
3.18%, 07/09/50 (Call 01/09/50)(a)	24,906	24,299,432
3.38%, 07/09/60 (Call 01/09/60)(a)	12,115	12,066,886
5.00%, 11/26/28 (Call 08/26/28)(a)	19,466	23,507,831
Utah Acquisition Sub Inc. 3.95%, 06/15/26 (Call 03/15/26)(a)	28,852	32,210,918
5.25%, 06/15/46 (Call 12/15/45)	12,620	15,277,459
Viatris Inc. 1.65%, 06/22/25 (Call 05/22/25)(d)	10,053	10,201,919
2.30%, 06/22/27 (Call 04/22/27)(a)(d)	11,115	11,427,842
2.70%, 06/22/30 (Call 03/22/30)(d)	19,041	19,268,058
3.85%, 06/22/40 (Call 12/22/39)(d)	18,843	20,004,726
4.00%, 06/22/50 (Call 12/22/49)(a)(d)	20,887	21,628,965
Wyeth LLC 5.95%, 04/01/37	26,429	37,565,811
6.50%, 02/01/34(a)	10,175	14,965,652
Zoetis Inc. 2.00%, 05/15/30 (Call 02/15/30)	9,520	9,395,817
3.00%, 09/12/27 (Call 06/12/27)(a)	11,137	12,183,807
4.50%, 11/13/25 (Call 08/13/25)(a)	9,555	10,948,066
4.70%, 02/01/43 (Call 08/01/42)	14,891	18,872,402

		3,883,282,217

Pipelines — 3.4%
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)(a)	12,772	13,690,118
5.13%, 06/30/27 (Call 01/01/27)	20,821	24,253,623
5.88%, 03/31/25 (Call 10/02/24)	18,307	21,055,283
7.00%, 06/30/24 (Call 01/01/24)	14,366	16,650,194
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	4,909	5,497,239
Enbridge Inc. 3.13%, 11/15/29 (Call 08/15/29)(a)	14,138	15,048,187
4.25%, 12/01/26 (Call 09/01/26)	11,082	12,628,881
5.50%, 12/01/46 (Call 06/01/46)	9,394	11,921,208
Energy Transfer Operating LP 2.90%, 05/15/25 (Call 04/15/25)	12,812	13,429,139
3.75%, 05/15/30 (Call 02/15/30)	14,750	15,541,870
4.05%, 03/15/25 (Call 12/15/24)	13,886	15,085,266
4.50%, 04/15/24 (Call 03/15/24)	10,190	11,173,140
4.75%, 01/15/26 (Call 10/15/25)	13,133	14,678,657
4.95%, 06/15/28 (Call 03/15/28)(a)	13,033	14,738,616
5.00%, 05/15/50 (Call 11/15/49)	32,102	33,989,427
5.15%, 03/15/45 (Call 09/15/44)	9,680	10,248,812
5.25%, 04/15/29 (Call 01/15/29)	18,867	21,823,306

Security	Par (000)	Value

Pipelines (continued)
5.30%, 04/15/47 (Call 10/15/46)	$12,336	$13,234,565
5.50%, 06/01/27 (Call 03/01/27)	12,722	14,865,310
6.00%, 06/15/48 (Call 12/15/47)	10,944	12,709,527
6.13%, 12/15/45 (Call 06/15/45)	11,074	12,829,447
6.25%, 04/15/49 (Call 10/15/48)	20,469	24,489,584
6.50%, 02/01/42 (Call 08/01/41)	10,690	12,980,912
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)(a)	16,518	17,321,711
3.13%, 07/31/29 (Call 04/30/29)	18,333	19,639,131
3.20%, 02/15/52 (Call 08/15/51)(a)	8,317	7,694,616
3.70%, 02/15/26 (Call 11/15/25)	11,997	13,306,533
3.70%, 01/31/51 (Call 07/31/50)	12,224	12,326,691
3.75%, 02/15/25 (Call 11/15/24)(a)	14,986	16,430,256
3.90%, 02/15/24 (Call 11/15/23)	2,273	2,471,355
3.95%, 01/31/60 (Call 07/31/59)	13,760	14,089,447
4.15%, 10/16/28 (Call 07/16/28)	16,471	18,934,801
4.20%, 01/31/50 (Call 07/31/49)	14,887	16,112,809
4.25%, 02/15/48 (Call 08/15/47)	14,550	15,823,757
4.45%, 02/15/43 (Call 08/15/42)	13,395	15,263,996
4.80%, 02/01/49 (Call 08/01/48)	14,939	17,520,341
4.85%, 08/15/42 (Call 02/15/42)	10,264	12,135,022
4.85%, 03/15/44 (Call 09/15/43)	18,468	21,654,033
4.90%, 05/15/46 (Call 11/15/45)	11,809	13,905,484
5.10%, 02/15/45 (Call 08/15/44)	15,095	18,261,668
5.95%, 02/01/41	10,173	13,465,569
Kinder Morgan Energy Partners LP 5.50%, 03/01/44 (Call 09/01/43)	11,014	13,218,948
6.95%, 01/15/38	16,377	22,097,620
Kinder Morgan Inc. 2.00%, 02/15/31 (Call 11/15/30)(a)	11,405	10,854,631
3.60%, 02/15/51 (Call 08/15/50)	1,140	1,092,189
4.30%, 06/01/25 (Call 03/01/25)	20,959	23,488,913
4.30%, 03/01/28 (Call 12/01/27)(a)	18,140	20,681,804
5.05%, 02/15/46 (Call 08/15/45)	7,961	9,181,348
5.20%, 03/01/48 (Call 09/01/47)(a)	9,030	10,700,643
5.30%, 12/01/34 (Call 06/01/34)	9,780	11,681,736
5.55%, 06/01/45 (Call 12/01/44)	18,337	22,368,443
7.75%, 01/15/32	12,940	18,562,213
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	6,543	6,655,823
MPLX LP 1.75%, 03/01/26 (Call 02/01/26)	19,201	19,323,211
2.65%, 08/15/30 (Call 05/15/30)	18,608	18,453,072
4.00%, 03/15/28 (Call 12/15/27)	15,687	17,509,553
4.13%, 03/01/27 (Call 12/01/26)	15,601	17,451,998
4.50%, 04/15/38 (Call 10/15/37)	16,687	18,217,003
4.70%, 04/15/48 (Call 10/15/47)	19,005	20,805,237
4.80%, 02/15/29 (Call 11/15/28)(a)	9,638	11,205,309
4.88%, 12/01/24 (Call 09/01/24)	16,401	18,539,487
4.88%, 06/01/25 (Call 03/01/25)	14,792	16,764,498
5.20%, 03/01/47 (Call 09/01/46)	12,347	14,256,599
5.50%, 02/15/49 (Call 08/15/48)	18,214	21,974,934
ONEOK Inc. 3.10%, 03/15/30 (Call 12/15/29)(a)	11,477	11,730,877
3.40%, 09/01/29 (Call 06/01/29)	10,151	10,577,883
4.55%, 07/15/28 (Call 04/15/28)	7,073	7,922,983
5.20%, 07/15/48 (Call 01/15/48)(a)	9,042	9,995,977
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	12,756	13,049,127
3.60%, 11/01/24 (Call 08/01/24)	9,290	9,932,783

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.80%, 09/15/30 (Call 06/15/30)(a)	$9,482	$9,781,631
4.50%, 12/15/26 (Call 09/15/26)	9,554	10,550,769
4.65%, 10/15/25 (Call 07/15/25)	12,982	14,361,225
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	20,063	22,381,360
4.50%, 05/15/30 (Call 11/15/29)	35,338	40,419,002
5.00%, 03/15/27 (Call 09/15/26)(a)	19,368	22,456,929
5.63%, 03/01/25 (Call 12/01/24)(a)	25,374	29,158,936
5.75%, 05/15/24 (Call 02/15/24)	12,982	14,738,854
5.88%, 06/30/26 (Call 12/31/25)	19,011	22,646,093
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	9,855	10,922,217
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	10,346	11,258,577
5.35%, 05/15/45 (Call 11/15/44)	10,677	11,550,812
5.40%, 10/01/47 (Call 04/01/47)(a)	16,661	18,220,156
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)(a)	16,980	19,280,849
4.25%, 05/15/28 (Call 02/15/28)(a)	16,118	18,451,293
4.63%, 03/01/34 (Call 12/01/33)	18,086	20,978,886
4.88%, 01/15/26 (Call 10/15/25)	10,713	12,407,444
4.88%, 05/15/48 (Call 11/15/47)	10,263	12,301,966
5.10%, 03/15/49 (Call 09/15/48)(a)	11,902	14,714,108
6.10%, 06/01/40	11,972	15,714,167
6.20%, 10/15/37	12,834	17,053,837
7.63%, 01/15/39	15,371	22,855,318
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	13,377	17,168,042
Williams Companies Inc. (The) 3.50%, 11/15/30 (Call 08/15/30)(a)	12,146	13,151,739
3.75%, 06/15/27 (Call 03/15/27)(a)	18,445	20,475,201
3.90%, 01/15/25 (Call 10/15/24)	10,264	11,200,700
4.00%, 09/15/25 (Call 06/15/25)	10,599	11,760,572
4.30%, 03/04/24 (Call 12/04/23)	2,133	2,332,700
4.55%, 06/24/24 (Call 03/24/24)	8,745	9,710,273
4.85%, 03/01/48 (Call 09/01/47)	10,118	11,688,478
5.10%, 09/15/45 (Call 03/15/45)(a)	12,807	15,133,139
6.30%, 04/15/40	15,070	19,552,404

		1,581,592,050

Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	12,006	11,290,837
2.00%, 05/18/32 (Call 02/18/32)	7,365	7,090,213
3.00%, 05/18/51 (Call 11/18/50)	15,645	14,877,474
3.38%, 08/15/31 (Call 05/15/31)	9,540	10,452,683
American Tower Corp. 1.88%, 10/15/30 (Call 07/15/30)(a)	9,420	9,016,636
2.10%, 06/15/30 (Call 03/15/30)(a)	10,853	10,615,425
2.40%, 03/15/25 (Call 02/15/25)(a)	11,244	11,784,113
2.75%, 01/15/27 (Call 11/15/26)	14,345	15,123,803
2.90%, 01/15/30 (Call 10/15/29)	10,590	11,098,335
3.10%, 06/15/50 (Call 12/15/49)	13,649	12,843,810
3.38%, 10/15/26 (Call 07/15/26)(a)	13,902	15,213,786
3.55%, 07/15/27 (Call 04/15/27)	10,539	11,627,377
3.80%, 08/15/29 (Call 05/15/29)(a)	17,557	19,564,998
4.00%, 06/01/25 (Call 03/01/25)(a)	10,233	11,336,811
5.00%, 02/15/24	2,551	2,860,347
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)(a)	12,932	13,844,477
3.20%, 01/15/25 (Call 10/15/24)(a)	14,238	15,297,061

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 01/30/31 (Call 10/30/30)(a)	$15,870	$16,748,868
3.40%, 06/21/29 (Call 03/21/29)(a)	8,880	9,576,100
3.65%, 02/01/26 (Call 11/03/25)(a)	18,812	20,890,457
4.50%, 12/01/28 (Call 09/01/28)	6,607	7,674,184
Brixmor Operating Partnership LP 4.05%, 07/01/30 (Call 04/01/30)	10,263	11,307,791
4.13%, 05/15/29 (Call 02/15/29)(a)	8,468	9,428,282
Crown Castle International Corp. 1.05%, 07/15/26 (Call 06/15/26)	20,000	19,610,376
2.10%, 04/01/31 (Call 01/01/31)(a)	18,340	17,684,549
2.25%, 01/15/31 (Call 10/15/30)(a)	8,393	8,216,656
2.90%, 04/01/41 (Call 10/01/40)	15,000	14,078,010
3.20%, 09/01/24 (Call 07/01/24)(a)	4,553	4,915,765
3.25%, 01/15/51 (Call 07/15/50)	10,683	10,222,662
3.30%, 07/01/30 (Call 04/01/30)(a)	11,260	12,069,245
3.65%, 09/01/27 (Call 06/01/27)	12,928	14,351,806
3.70%, 06/15/26 (Call 03/15/26)	10,520	11,653,618
3.80%, 02/15/28 (Call 11/15/27)	14,005	15,527,926
4.45%, 02/15/26 (Call 11/15/25)(a)	12,200	13,853,422
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)(a)	9,009	9,957,159
3.70%, 08/15/27 (Call 05/15/27)(a)	13,515	15,170,050
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	14,319	13,934,204
2.63%, 11/18/24 (Call 10/18/24)	14,350	15,177,325
3.20%, 11/18/29 (Call 08/18/29)	17,139	18,117,981
5.38%, 05/15/27 (Call 05/15/22)	7,944	8,583,095
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	7,849	9,605,671
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	8,369	9,466,555
5.30%, 01/15/29 (Call 10/15/28)(a)	8,690	9,975,443
5.38%, 04/15/26 (Call 01/15/26)(a)	12,210	14,018,656
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	10,487	10,075,653
Healthpeak Properties Inc. 3.00%, 01/15/30 (Call 10/15/29)(a)	7,534	7,974,698
4.00%, 06/01/25 (Call 03/01/25)(a)	9,784	10,906,721
Prologis LP 1.25%, 10/15/30 (Call 07/15/30)(a)	3,913	3,680,165
2.25%, 04/15/30 (Call 01/15/30)	11,732	11,999,495
3.75%, 11/01/25 (Call 03/08/21)	9,057	10,128,077
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	9,744	10,579,845
Simon Property Group LP 1.75%, 02/01/28 (Call 11/01/27)	808	798,177
2.00%, 09/13/24 (Call 06/13/24)	12,512	13,019,634
2.45%, 09/13/29 (Call 06/13/29)(a)	15,407	15,595,318
2.65%, 07/15/30 (Call 04/15/30)(a)	19,103	19,401,970
3.25%, 11/30/26 (Call 08/30/26)(a)	11,107	12,150,953
3.25%, 09/13/49 (Call 03/13/49)	13,538	12,897,121
3.30%, 01/15/26 (Call 10/15/25)	10,341	11,224,784
3.38%, 10/01/24 (Call 07/01/24)(a)	12,522	13,533,651
3.38%, 06/15/27 (Call 03/15/27)(a)	9,538	10,492,966
3.38%, 12/01/27 (Call 09/01/27)(a)	9,280	10,208,398
3.50%, 09/01/25 (Call 06/01/25)(a)	10,345	11,275,793
3.80%, 07/15/50 (Call 01/15/50)(a)	8,268	8,622,216
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	6,645	7,581,966
Welltower Inc. 3.10%, 01/15/30 (Call 10/15/29)(a)	7,513	7,910,204
3.63%, 03/15/24 (Call 02/15/24)	6,331	6,859,969
4.00%, 06/01/25 (Call 03/01/25)	17,265	19,187,914

46	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 04/15/28 (Call 01/15/28)(a)	$9,387	$10,710,933
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)(a)	5,922	6,733,071
4.00%, 04/15/30 (Call 01/15/30)(a)	9,367	10,638,111
7.38%, 03/15/32	17,606	25,468,109

		845,409,954

Retail — 3.5%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)(a)	9,948	11,318,361
Costco Wholesale Corp. 1.38%, 06/20/27 (Call 04/20/27)(a)	16,675	16,788,373
1.60%, 04/20/30 (Call 01/20/30)	22,801	22,236,915
1.75%, 04/20/32 (Call 01/20/32)(a)	9,636	9,400,660
2.75%, 05/18/24 (Call 03/18/24)(a)	3,604	3,853,951
3.00%, 05/18/27 (Call 02/18/27)	12,782	14,072,758
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	14,468	15,894,319
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)(a)	16,892	18,795,423
4.20%, 05/15/28 (Call 02/15/28)(a)	15,808	18,088,244
Home Depot Inc. (The) 0.90%, 03/15/28 (Call 01/15/28)(a)	6,285	6,086,661
1.38%, 03/15/31 (Call 12/15/30)	17,310	16,363,084
2.13%, 09/15/26 (Call 06/15/26)(a)	16,769	17,660,576
2.38%, 03/15/51 (Call 09/15/50)	13,213	11,748,141
2.50%, 04/15/27 (Call 02/15/27)	10,606	11,373,300
2.70%, 04/15/30 (Call 01/15/30)(a)	19,579	20,841,305
2.80%, 09/14/27 (Call 06/14/27)(a)	12,822	13,956,630
2.95%, 06/15/29 (Call 03/15/29)(a)	17,595	19,081,707
3.00%, 04/01/26 (Call 01/01/26)(a)	15,977	17,402,140
3.13%, 12/15/49 (Call 06/15/49)	17,338	17,728,792
3.30%, 04/15/40 (Call 10/15/39)	12,586	13,624,093
3.35%, 09/15/25 (Call 06/15/25)(a)	12,351	13,609,688
3.35%, 04/15/50 (Call 10/15/49)	18,104	19,269,822
3.50%, 09/15/56 (Call 03/15/56)(a)	13,434	14,696,114
3.75%, 02/15/24 (Call 11/15/23)(a)	8,046	8,755,813
3.90%, 12/06/28 (Call 09/06/28)(a)	5,873	6,794,218
3.90%, 06/15/47 (Call 12/15/46)(a)	12,973	14,924,200
4.20%, 04/01/43 (Call 10/01/42)	13,764	16,477,178
4.25%, 04/01/46 (Call 10/01/45)	17,692	21,359,046
4.40%, 03/15/45 (Call 09/15/44)	12,622	15,425,254
4.50%, 12/06/48 (Call 06/06/48)	16,726	21,053,588
4.88%, 02/15/44 (Call 08/15/43)	13,379	17,320,837
5.88%, 12/16/36(a)	40,454	57,556,879
5.95%, 04/01/41 (Call 10/01/40)	13,047	18,819,997
Lowe’s Companies Inc. 1.30%, 04/15/28 (Call 02/15/28)(a)	12,668	12,255,702
1.70%, 10/15/30 (Call 07/15/30)(a)	11,437	10,974,006
2.50%, 04/15/26 (Call 01/15/26)(a)	16,863	17,910,383
3.00%, 10/15/50 (Call 04/15/50)	21,672	20,553,103
3.10%, 05/03/27 (Call 02/03/27)(a)	19,033	20,979,667
3.38%, 09/15/25 (Call 06/15/25)(a)	7,935	8,710,765
3.65%, 04/05/29 (Call 01/05/29)(a)	18,412	20,585,231
3.70%, 04/15/46 (Call 10/15/45)(a)	16,835	18,156,088
4.00%, 04/15/25 (Call 03/15/25)(a)	11,224	12,516,166
4.05%, 05/03/47 (Call 11/03/46)	18,450	20,930,796
4.50%, 04/15/30 (Call 01/15/30)(a)	16,139	19,141,871
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)(a)	8,478	8,513,043
2.63%, 09/01/29 (Call 06/01/29)	11,862	12,402,107
3.30%, 07/01/25 (Call 06/01/25)(a)	9,915	10,841,274
3.50%, 03/01/27 (Call 12/01/26)(a)	11,066	12,316,026

Security	Par (000)	Value

Retail (continued)
3.50%, 07/01/27 (Call 05/01/27)(a)	$12,693	$14,177,450
3.60%, 07/01/30 (Call 04/01/30)(a)	11,200	12,530,688
3.63%, 09/01/49 (Call 03/01/49)(a)	21,174	22,820,448
3.70%, 01/30/26 (Call 10/30/25)(a)	21,707	24,245,749
3.80%, 04/01/28 (Call 01/01/28)	12,351	13,943,552
4.20%, 04/01/50 (Call 10/01/49)(a)	8,979	10,520,641
4.45%, 03/01/47 (Call 09/01/46)	12,474	14,985,464
4.45%, 09/01/48 (Call 03/01/48)	10,228	12,303,031
4.70%, 12/09/35 (Call 06/09/35)	9,741	11,942,769
4.88%, 12/09/45 (Call 06/09/45)	19,977	25,165,566
6.30%, 10/15/37	13,561	19,355,320
6.30%, 03/01/38	10,963	15,761,877
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	9,031	10,063,409
Starbucks Corp. 2.25%, 03/12/30 (Call 12/12/29)(a)	10,350	10,504,524
2.55%, 11/15/30 (Call 08/15/30)(a)	12,565	12,953,447
3.50%, 11/15/50 (Call 05/15/50)	15,930	16,635,732
3.55%, 08/15/29 (Call 05/15/29)(a)	14,121	15,776,843
3.80%, 08/15/25 (Call 06/15/25)(a)	16,556	18,463,056
4.00%, 11/15/28 (Call 08/15/28)(a)	9,019	10,366,713
4.45%, 08/15/49 (Call 02/15/49)	13,292	16,030,806
4.50%, 11/15/48 (Call 05/15/48)(a)	13,022	15,665,861
Target Corp. 2.25%, 04/15/25 (Call 03/15/25)(a)	18,835	19,821,167
2.35%, 02/15/30 (Call 11/15/29)(a)	13,626	14,173,697
2.50%, 04/15/26(a)	8,326	8,921,351
3.38%, 04/15/29 (Call 01/15/29)(a)	21,150	23,719,590
3.50%, 07/01/24(a)	5,019	5,503,275
4.00%, 07/01/42(a)	15,898	19,691,573
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)(a)	12,604	13,309,968
3.50%, 04/15/25 (Call 03/15/25)(a)	15,458	16,942,436
3.75%, 04/15/27 (Call 02/15/27)(a)	9,615	10,881,406
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)(a)	17,991	19,769,947
3.80%, 11/18/24 (Call 08/18/24)	14,888	16,374,772
4.10%, 04/15/50 (Call 10/15/49)	13,151	13,738,272
4.80%, 11/18/44 (Call 05/18/44)(a)	10,528	11,981,047
Walmart Inc. 2.65%, 12/15/24 (Call 10/15/24)(a)	4,479	4,809,450
2.85%, 07/08/24 (Call 06/08/24)(a)	7,479	8,050,375
2.95%, 09/24/49 (Call 03/24/49)(a)	12,576	12,944,089
3.05%, 07/08/26 (Call 05/08/26)(a)	16,395	18,016,957
3.25%, 07/08/29 (Call 04/08/29)(a)	20,505	22,890,045
3.30%, 04/22/24 (Call 01/22/24)(a)	2,643	2,857,207
3.55%, 06/26/25 (Call 04/26/25)(a)	18,403	20,447,080
3.63%, 12/15/47 (Call 06/15/47)(a)	13,297	15,284,960
3.70%, 06/26/28 (Call 03/26/28)	34,156	39,090,138
3.95%, 06/28/38 (Call 12/28/37)(a)	19,206	22,926,268
4.05%, 06/29/48 (Call 12/29/47)	31,600	38,682,988
5.25%, 09/01/35	24,516	33,499,832
5.63%, 04/01/40(a)	7,370	10,488,967
5.63%, 04/15/41(a)	13,837	19,726,633
6.20%, 04/15/38(a)	12,143	18,061,147
6.50%, 08/15/37	18,069	27,369,962

		1,603,351,840

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 3.0%
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)(a)	$11,490	$12,774,769
3.90%, 12/15/25 (Call 09/15/25)(a)	11,227	12,554,406
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	9,575	9,440,680
2.75%, 06/01/50 (Call 12/01/49)	8,192	7,922,282
3.30%, 04/01/27 (Call 01/01/27)	15,101	16,757,883
4.35%, 04/01/47 (Call 10/01/46)(a)	12,786	15,998,851
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.13%, 01/15/25 (Call 11/15/24)(a)	12,530	13,387,755
3.50%, 01/15/28 (Call 10/15/27)(a)	16,479	17,704,985
3.88%, 01/15/27 (Call 10/15/26)	62,558	68,552,695
Broadcom Inc. 1.95%, 02/15/28 (Call 12/15/27)(a)(d)	8,188	8,054,225
2.45%, 02/15/31 (Call 11/15/30)(d)	24,472	23,668,024
2.60%, 02/15/33 (Call 11/15/32)(d)	9,658	9,250,141
3.15%, 11/15/25 (Call 10/15/25)	26,321	28,283,812
3.46%, 09/15/26 (Call 07/15/26)	21,195	22,964,855
3.50%, 02/15/41 (Call 08/15/40)(d)	27,005	26,654,100
3.63%, 10/15/24 (Call 09/15/24)	11,535	12,576,477
3.75%, 02/15/51 (Call 08/15/50)(d)	14,635	14,430,966
4.11%, 09/15/28 (Call 06/15/28)	37,137	41,121,763
4.15%, 11/15/30 (Call 08/15/30)(a)	30,809	33,980,331
4.25%, 04/15/26 (Call 02/15/26)	31,111	34,896,058
4.30%, 11/15/32 (Call 08/15/32)	25,199	28,242,636
4.70%, 04/15/25 (Call 03/15/25)	25,410	28,683,268
4.75%, 04/15/29 (Call 01/15/29)	37,070	42,409,570
5.00%, 04/15/30 (Call 01/15/30)	26,157	30,378,031
Intel Corp. 2.45%, 11/15/29 (Call 08/15/29)	25,089	26,299,105
2.60%, 05/19/26 (Call 02/19/26)(a)	14,105	15,095,515
2.88%, 05/11/24 (Call 03/11/24)(a)	3,161	3,384,308
3.10%, 02/15/60 (Call 08/15/59)	13,167	13,021,593
3.15%, 05/11/27 (Call 02/11/27)(a)	12,201	13,467,270
3.25%, 11/15/49 (Call 05/15/49)	24,750	25,648,608
3.40%, 03/25/25 (Call 02/25/25)(a)	11,509	12,596,598
3.70%, 07/29/25 (Call 04/29/25)	27,618	30,678,773
3.73%, 12/08/47 (Call 06/08/47)	23,143	25,734,879
3.75%, 03/25/27 (Call 01/25/27)	12,455	14,118,990
3.90%, 03/25/30 (Call 12/25/29)(a)	26,342	30,508,648
4.00%, 12/15/32(a)	9,856	11,622,063
4.10%, 05/19/46 (Call 11/19/45)	15,179	17,904,406
4.10%, 05/11/47 (Call 11/11/46)	11,940	14,041,921
4.60%, 03/25/40 (Call 09/25/39)(a)	8,710	10,959,696
4.75%, 03/25/50 (Call 09/25/49)(a)	26,926	34,942,083
4.80%, 10/01/41(a)	9,913	12,744,853
4.90%, 07/29/45 (Call 01/29/45)	9,106	11,845,941
4.95%, 03/25/60 (Call 09/25/59)	12,577	17,278,701
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)(a)	9,441	9,677,950
4.10%, 03/15/29 (Call 12/15/28)(a)	12,715	14,687,618
4.65%, 11/01/24 (Call 08/01/24)	6,659	7,506,027
Lam Research Corp. 1.90%, 06/15/30 (Call 03/15/30)(a)	7,632	7,597,713
2.88%, 06/15/50 (Call 12/15/49)	9,790	9,593,466
3.75%, 03/15/26 (Call 01/15/26)	11,151	12,491,897
4.00%, 03/15/29 (Call 12/15/28)	8,856	10,237,687
4.88%, 03/15/49 (Call 09/15/48)	9,399	12,662,287

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)	$11,502	$13,099,279
4.66%, 02/15/30 (Call 11/15/29)	10,858	12,707,577
NVIDIA Corp. 2.85%, 04/01/30 (Call 01/01/30)	18,173	19,519,703
3.20%, 09/16/26 (Call 06/16/26)(a)	15,452	17,026,672
3.50%, 04/01/40 (Call 10/01/39)	13,251	14,628,826
3.50%, 04/01/50 (Call 10/01/49)	26,291	28,507,124
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(d)	2,339	2,607,500
NXP BV/NXP Funding LLC/NXP USA Inc. 3.40%, 05/01/30 (Call 02/01/30)(a)(d)	13,471	14,621,555
3.88%, 06/18/26 (Call 04/18/26)(d)	13,978	15,560,540
4.30%, 06/18/29 (Call 03/18/29)(d)	12,318	14,120,715
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	12,061	11,762,704
1.65%, 05/20/32 (Call 02/20/32)	41,668	39,639,210
2.15%, 05/20/30 (Call 02/20/30)(a)	14,466	14,646,102
3.25%, 05/20/27 (Call 02/20/27)(a)	21,437	23,722,334
3.25%, 05/20/50 (Call 11/20/49)(a)	5,918	6,174,471
3.45%, 05/20/25 (Call 02/20/25)	1,400	1,535,622
4.30%, 05/20/47 (Call 11/20/46)(a)	25,023	30,594,626
4.65%, 05/20/35 (Call 11/20/34)	10,291	12,915,474
4.80%, 05/20/45 (Call 11/20/44)	16,932	21,893,223
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	8,438	8,626,969
1.75%, 05/04/30 (Call 02/04/30)	11,129	10,975,181
2.25%, 09/04/29 (Call 06/04/29)	14,701	15,080,073
3.88%, 03/15/39 (Call 09/15/38)	8,726	10,254,655
4.15%, 05/15/48 (Call 11/15/47)	21,836	26,638,090

		1,373,895,384

Software — 3.6%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)(a)	18,543	16,306,698
3.40%, 09/15/26 (Call 06/15/26)(a)	12,381	13,765,805
Adobe Inc. 2.15%, 02/01/27 (Call 12/01/26)	14,350	15,051,065
2.30%, 02/01/30 (Call 11/01/29)(a)	17,585	18,138,764
3.25%, 02/01/25 (Call 11/01/24)(a)	2,715	2,944,290
Citrix Systems Inc. 1.25%, 03/01/26 (Call 02/01/26)	12,972	12,904,500
3.30%, 03/01/30 (Call 12/01/29)	6,158	6,488,951
4.50%, 12/01/27 (Call 09/01/27)(a)	1,887	2,186,819
Electronic Arts Inc. 1.85%, 02/15/31 (Call 11/15/30)	2,875	2,795,249
2.95%, 02/15/51 (Call 08/15/50)	3,940	3,767,084
Fidelity National Information Services Inc. 1.15%, 03/01/26 (Call 02/01/26)	6,280	6,252,809
1.65%, 03/01/28 (Call 01/01/28)	8,985	8,897,219
2.25%, 03/01/31 (Call 12/01/30)	19,930	19,801,738
3.00%, 08/15/26 (Call 05/15/26)(a)	16,738	18,345,394
3.10%, 03/01/41 (Call 09/01/40)	5,330	5,366,481
3.75%, 05/21/29 (Call 02/21/29)(a)	12,178	13,698,098
Fiserv Inc. 2.25%, 06/01/27 (Call 04/01/27)(a)	14,616	15,173,635
2.65%, 06/01/30 (Call 03/01/30)(a)	12,805	13,215,243
2.75%, 07/01/24 (Call 06/01/24)(a)	11,706	12,437,598
3.20%, 07/01/26 (Call 05/01/26)	26,000	28,267,860
3.50%, 07/01/29 (Call 04/01/29)(a)	33,465	36,793,462
3.85%, 06/01/25 (Call 03/01/25)	14,856	16,423,419

48	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.20%, 10/01/28 (Call 07/01/28)	$12,637	$14,442,901
4.40%, 07/01/49 (Call 01/01/49)	25,185	29,950,735
Microsoft Corp. 2.40%, 08/08/26 (Call 05/08/26)(a)	50,177	53,625,244
2.53%, 06/01/50 (Call 12/01/49)	75,290	70,654,319
2.68%, 06/01/60 (Call 12/01/59)	47,892	44,428,331
2.70%, 02/12/25 (Call 11/12/24)(a)	26,586	28,413,285
2.88%, 02/06/24 (Call 12/06/23)	14,461	15,470,398
3.13%, 11/03/25 (Call 08/03/25)(a)	39,905	43,801,719
3.30%, 02/06/27 (Call 11/06/26)	49,540	55,230,972
3.45%, 08/08/36 (Call 02/08/36)(a)	28,074	32,283,716
3.50%, 02/12/35 (Call 08/12/34)	20,979	24,497,126
3.50%, 11/15/42	14,802	17,024,733
3.70%, 08/08/46 (Call 02/08/46)	55,064	64,749,873
3.95%, 08/08/56 (Call 02/08/56)	32,954	40,849,452
4.00%, 02/12/55 (Call 08/12/54)(a)	3,856	4,752,775
4.10%, 02/06/37 (Call 08/06/36)	26,923	33,218,074
4.20%, 11/03/35 (Call 05/03/35)	14,972	18,517,668
4.25%, 02/06/47 (Call 08/06/46)	16,767	21,433,461
4.45%, 11/03/45 (Call 05/03/45)	7,949	10,435,871
4.50%, 02/06/57 (Call 08/06/56)	4,065	5,469,252
5.30%, 02/08/41	942	1,353,196
Oracle Corp. 2.50%, 04/01/25 (Call 03/01/25)	43,205	45,734,722
2.65%, 07/15/26 (Call 04/15/26)(a)	40,125	42,876,588
2.80%, 04/01/27 (Call 02/01/27)	28,393	30,491,629
2.95%, 11/15/24 (Call 09/15/24)	19,816	21,360,463
2.95%, 05/15/25 (Call 02/15/25)(a)	31,320	33,658,426
2.95%, 04/01/30 (Call 01/01/30)(a)	32,047	34,396,619
3.25%, 11/15/27 (Call 08/15/27)(a)	34,291	37,875,843
3.40%, 07/08/24 (Call 04/08/24)(a)	8,650	9,388,799
3.60%, 04/01/40 (Call 10/01/39)	34,063	36,822,059
3.60%, 04/01/50 (Call 10/01/49)	37,650	39,395,657
3.80%, 11/15/37 (Call 05/15/37)(a)	21,678	24,350,709
3.85%, 07/15/36 (Call 01/15/36)	11,325	12,899,587
3.85%, 04/01/60 (Call 10/01/59)(a)	44,666	48,308,436
3.90%, 05/15/35 (Call 11/15/34)	15,445	17,707,469
4.00%, 07/15/46 (Call 01/15/46)(a)	45,753	51,092,050
4.00%, 11/15/47 (Call 05/15/47)	27,363	30,482,847
4.13%, 05/15/45 (Call 11/15/44)(a)	24,425	27,872,200
4.30%, 07/08/34 (Call 01/08/34)(a)	21,286	25,278,389
4.38%, 05/15/55 (Call 11/15/54)(a)	16,792	19,848,940
4.50%, 07/08/44 (Call 01/08/44)(a)	11,891	14,228,266
5.38%, 07/15/40	29,496	39,015,636
6.13%, 07/08/39	18,251	26,010,351
6.50%, 04/15/38(a)	17,371	25,556,542
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	19,090	21,704,368
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)(a)	17,573	19,450,345
4.50%, 05/15/25 (Call 04/15/25)	9,453	10,642,094
4.70%, 05/15/30 (Call 02/15/30)(a)	8,105	9,432,264

		1,675,506,580

Telecommunications — 6.5%
AT&T Inc. 1.65%, 02/01/28 (Call 12/01/27)	14,406	14,138,351
2.25%, 02/01/32 (Call 11/01/31)	32,179	30,825,744
2.30%, 06/01/27 (Call 04/01/27)(a)	29,227	30,257,106
2.55%, 12/01/33 (Call 09/01/33)(a)(d)	83,958	80,892,845
2.75%, 06/01/31 (Call 03/01/31)(a)	36,645	37,086,360
3.10%, 02/01/43 (Call 08/01/42)	39,997	37,586,849

Security	Par (000)	Value

Telecommunications (continued)
3.30%, 02/01/52 (Call 08/01/51)	$26,707	$24,072,523
3.40%, 05/15/25 (Call 02/15/25)(a)	8,368	9,142,582
3.50%, 06/01/41 (Call 12/01/40)	30,646	30,745,057
3.50%, 09/15/53 (Call 03/15/53)(d)	76,006	69,684,991
3.50%, 02/01/61 (Call 08/01/60)(a)	18,484	16,622,195
3.55%, 09/15/55 (Call 03/15/55)(d)	121,457	111,254,661
3.65%, 06/01/51 (Call 12/01/50)	37,118	35,895,671
3.65%, 09/15/59 (Call 03/15/59)(d)	80,161	73,814,485
3.80%, 02/15/27 (Call 11/15/26)(a)	2,299	2,577,880
3.80%, 12/01/57 (Call 06/01/57)(d)	100,125	95,107,786
3.85%, 06/01/60 (Call 12/01/59)(a)	18,848	18,072,260
4.10%, 02/15/28 (Call 11/15/27)	1,352	1,539,231
4.13%, 02/17/26 (Call 11/17/25)(a)	1,224	1,385,904
4.25%, 03/01/27 (Call 12/01/26)	2,446	2,797,995
4.30%, 02/15/30 (Call 11/15/29)	37,866	43,349,667
4.30%, 12/15/42 (Call 06/15/42)	855	943,892
4.35%, 03/01/29 (Call 12/01/28)(a)	35,899	41,269,304
4.35%, 06/15/45 (Call 12/15/44)(a)	1,953	2,123,358
4.45%, 04/01/24 (Call 01/01/24)(a)	3,193	3,530,566
4.50%, 05/15/35 (Call 11/15/34)	31,019	35,737,834
4.50%, 03/09/48 (Call 09/09/47)	11,093	12,124,021
4.55%, 03/09/49 (Call 09/09/48)	3,710	4,139,484
4.75%, 05/15/46 (Call 11/15/45)	16,691	19,186,243
4.85%, 03/01/39 (Call 09/01/38)(a)	13,577	15,973,604
5.15%, 02/15/50 (Call 08/14/49)	5,254	6,281,180
5.25%, 03/01/37 (Call 09/01/36)(a)	16,130	19,960,846
5.35%, 09/01/40	4,418	5,547,992
5.65%, 02/15/47 (Call 08/15/46)	4,386	5,584,221
British Telecommunications PLC, 9.63%, 12/15/30	34,514	54,439,785
Cisco Systems Inc. 2.50%, 09/20/26 (Call 06/20/26)(a)	18,085	19,390,064
2.95%, 02/28/26	16,423	17,901,508
3.63%, 03/04/24(a)	5,779	6,337,789
5.50%, 01/15/40(a)	24,655	34,561,357
5.90%, 02/15/39	27,015	39,072,364
Corning Inc. 4.38%, 11/15/57 (Call 05/15/57)(a)	10,136	11,614,066
5.45%, 11/15/79 (Call 05/19/79)	10,518	13,631,140
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	49,555	74,999,788
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	11,157	10,895,304
4.60%, 05/23/29 (Call 02/23/29)	11,565	13,455,484
Orange SA 5.38%, 01/13/42	12,540	16,720,683
5.50%, 02/06/44 (Call 08/06/43)(a)	11,101	15,241,694
9.00%, 03/01/31(a)	35,252	55,928,542
Rogers Communications Inc. 3.70%, 11/15/49 (Call 05/15/49)(a)	10,510	11,282,312
4.30%, 02/15/48 (Call 08/15/47)(a)	11,177	13,106,511
4.35%, 05/01/49 (Call 11/01/48)(a)	15,923	18,797,361
5.00%, 03/15/44 (Call 09/15/43)	13,849	17,500,906
Telefonica Emisiones SA 4.10%, 03/08/27(a)	23,094	26,130,067
4.67%, 03/06/38(a)	8,121	9,230,983
4.90%, 03/06/48	14,736	17,067,782
5.21%, 03/08/47	30,969	37,286,781
5.52%, 03/01/49 (Call 09/01/48)(a)	13,702	17,323,661
7.05%, 06/20/36(a)	28,990	41,197,234
Telefonica Europe BV, 8.25%, 09/15/30(a)	16,843	24,588,311

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	$8,687	$10,532,392
T-Mobile USA Inc. 1.50%, 02/15/26 (Call 01/15/26)(a)(d)	18,891	18,879,435
2.05%, 02/15/28 (Call 12/15/27)(a)(d)	12,501	12,453,945
2.25%, 11/15/31 (Call 08/15/31)(a)(d)	14,654	14,182,749
2.55%, 02/15/31 (Call 11/15/30)(a)(d)	28,981	28,864,227
3.00%, 02/15/41 (Call 08/15/40)(d)	39,510	37,333,730
3.30%, 02/15/51 (Call 08/15/50)(a)(d)	38,257	35,779,875
3.50%, 04/15/25 (Call 03/15/25)(a)(d)	39,950	43,326,618
3.60%, 11/15/60 (Call 05/15/60)(d)	12,881	12,356,750
3.75%, 04/15/27 (Call 02/15/27)(d)	54,631	60,256,294
3.88%, 04/15/30 (Call 01/15/30)(d)	81,860	90,127,230
4.38%, 04/15/40 (Call 10/15/39)(d)	25,525	28,849,580
4.50%, 04/15/50 (Call 10/15/49)(d)	32,743	36,676,675
Verizon Communications Inc. 0.85%, 11/20/25 (Call 10/20/25)	22,952	22,606,602
1.50%, 09/18/30 (Call 06/18/30)(a)	14,647	13,789,288
1.68%, 10/30/30 (Call 07/30/30)(a)(d)	4,224	4,004,835
1.75%, 01/20/31 (Call 10/20/30)(a)	33,758	32,055,733
2.63%, 08/15/26(a)	28,086	29,925,936
2.65%, 11/20/40 (Call 05/20/40)(a)	13,169	12,273,686
2.88%, 11/20/50 (Call 05/20/50)(a)	33,470	30,185,793
2.99%, 10/30/56 (Call 04/30/56)(d)	42,266	37,984,036
3.00%, 03/22/27 (Call 01/22/27)	11,260	12,209,451
3.00%, 11/20/60 (Call 05/20/60)(a)	21,525	19,313,976
3.15%, 03/22/30 (Call 12/22/29)(a)	16,940	18,174,557
3.38%, 02/15/25(a)	30,369	33,134,838
3.50%, 11/01/24 (Call 08/01/24)(a)	22,318	24,383,056
3.85%, 11/01/42 (Call 05/01/42)	13,110	14,465,368
3.88%, 02/08/29 (Call 11/08/28)(a)	11,102	12,591,375
4.00%, 03/22/50 (Call 09/22/49)	15,563	17,054,166
4.02%, 12/03/29 (Call 09/03/29)(a)	43,242	49,433,498
4.13%, 03/16/27(a)	39,657	45,690,900
4.13%, 08/15/46(a)	2,280	2,556,374
4.27%, 01/15/36	34,704	40,300,138
4.33%, 09/21/28	52,682	61,159,940
4.40%, 11/01/34 (Call 05/01/34)	32,020	37,888,309
4.50%, 08/10/33	37,905	45,052,033
4.52%, 09/15/48	37,207	43,699,331
4.67%, 03/15/55	25,151	30,491,734
4.86%, 08/21/46	39,088	48,144,510
5.01%, 04/15/49	13,987	17,792,679
5.01%, 08/21/54(a)	11,087	14,170,839
5.25%, 03/16/37(a)	2,280	2,926,156
Vodafone Group PLC 4.13%, 05/30/25	23,714	26,636,838
4.25%, 09/17/50	14,983	16,829,670
4.38%, 05/30/28(a)	36,418	42,587,125
4.38%, 02/19/43	19,639	22,660,717
4.88%, 06/19/49(a)	20,652	25,124,325
5.00%, 05/30/38(a)	13,661	16,960,455
5.25%, 05/30/48	35,164	45,423,364
6.15%, 02/27/37(a)	24,629	33,739,925

		2,989,995,221

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	9,598	10,545,514

Transportation — 1.4%
Burlington Northern Santa Fe LLC 3.55%, 02/15/50 (Call 08/15/49)	10,093	11,129,993

Security	Par (000)	Value

Transportation (continued)
3.90%, 08/01/46 (Call 02/01/46)(a)	$9,751	$11,232,052
4.05%, 06/15/48 (Call 12/15/47)(a)	9,358	11,066,807
4.13%, 06/15/47 (Call 12/15/46)(a)	9,548	11,374,354
4.15%, 04/01/45 (Call 10/01/44)	12,373	14,677,753
4.15%, 12/15/48 (Call 06/15/48)	10,111	12,077,449
4.45%, 03/15/43 (Call 09/15/42)(a)	4,660	5,738,345
4.55%, 09/01/44 (Call 03/01/44)(a)	10,260	12,853,101
4.90%, 04/01/44 (Call 10/01/43)	12,774	16,598,942
5.75%, 05/01/40 (Call 11/01/39)(a)	10,577	14,816,441
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)(a)	10,075	15,673,103
CSX Corp. 3.25%, 06/01/27 (Call 03/01/27)	10,654	11,770,334
3.80%, 03/01/28 (Call 12/01/27)	9,944	11,220,376
3.80%, 11/01/46 (Call 05/01/46)(a)	9,541	10,480,886
4.10%, 03/15/44 (Call 09/15/43)	10,329	11,837,146
4.25%, 03/15/29 (Call 12/15/28)(a)	11,453	13,344,154
4.30%, 03/01/48 (Call 09/01/47)	10,863	12,865,992
FedEx Corp. 3.10%, 08/05/29 (Call 05/05/29)(a)	12,101	12,990,795
3.25%, 04/01/26 (Call 01/01/26)	15,178	16,561,989
3.80%, 05/15/25 (Call 04/15/25)	13,893	15,376,700
4.05%, 02/15/48 (Call 08/15/47)	12,746	13,899,561
4.25%, 05/15/30 (Call 02/15/30)(a)	7,157	8,315,323
4.40%, 01/15/47 (Call 07/15/46)	9,880	11,293,563
4.55%, 04/01/46 (Call 10/01/45)	15,982	18,644,317
4.75%, 11/15/45 (Call 05/15/45)	12,415	14,874,199
4.95%, 10/17/48 (Call 04/17/48)	11,667	14,548,282
5.10%, 01/15/44	10,586	13,158,378
5.25%, 05/15/50 (Call 11/15/49)(a)	14,358	18,473,340
Norfolk Southern Corp. 3.05%, 05/15/50 (Call 11/15/49)	10,096	9,936,106
3.16%, 05/15/55 (Call 11/15/54)(a)	10,603	10,351,133
Union Pacific Corp. 2.40%, 02/05/30 (Call 11/05/29)(a)	15,224	15,705,884
3.25%, 02/05/50 (Call 08/05/49)(a)	21,849	22,561,094
3.70%, 03/01/29 (Call 12/01/28)	10,119	11,394,279
3.75%, 02/05/70 (Call 08/05/69)	9,195	9,942,296
3.80%, 10/01/51 (Call 04/01/51)(a)	13,531	15,173,298
3.84%, 03/20/60 (Call 09/20/59)	23,476	26,155,940
3.95%, 09/10/28 (Call 06/10/28)(a)	11,659	13,364,507
United Parcel Service Inc. 3.05%, 11/15/27 (Call 08/15/27)(a)	7,895	8,728,680
3.40%, 03/15/29 (Call 12/15/28)	8,325	9,273,900
3.75%, 11/15/47 (Call 05/15/47)	14,979	16,948,610
3.90%, 04/01/25 (Call 03/01/25)(a)	11,481	12,779,500
4.25%, 03/15/49 (Call 09/15/48)	9,912	12,050,491
4.45%, 04/01/30 (Call 01/01/30)(a)	13,726	16,442,996
5.30%, 04/01/50 (Call 10/01/49)	15,609	21,634,808
6.20%, 01/15/38	19,164	27,664,043

		627,001,240

Water — 0.1%
American Water Capital Corp. 3.75%, 09/01/47 (Call 03/01/47)	11,508	12,910,698
6.59%, 10/15/37(a)	5,112	7,488,207

		20,398,905

Total Corporate Bonds & Notes — 97.9% (Cost: $45,015,243,395)		45,212,854,381

50	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	2,256,492	$2,257,845,413
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	932,584	932,584,000

		3,190,429,413

Total Short-Term Investments — 6.9% (Cost: $3,189,304,724)		3,190,429,413

Total Investments in Securities — 104.8% (Cost: $48,204,548,119)		48,403,283,794

Other Assets, Less Liabilities — (4.8)%		(2,195,906,116)

Net Assets — 100.0%		$46,207,377,678

(a)	All or a portion of this security is on loan.
(b)	Rounds to less than 1,000.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,753,399,512	$—		$(495,035,983	)(a)	$(178,231)	$(339,885)	$2,257,845,413	2,256,492	$9,408,193	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	724,234,000	208,350,000	(a)	—		—	—	932,584,000	932,584	1,254,424		—

						$(178,231)	$(339,885)	$3,190,429,413		$10,662,617		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$45,212,854,381	$—	$45,212,854,381
Money Market Funds	3,190,429,413	—	—	3,190,429,413

	$3,190,429,413	$45,212,854,381	$—	$48,403,283,794

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities

February 28, 2021

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$22,059,594,723	$45,212,854,381
Affiliated(c)	2,892,408,680	3,190,429,413
Cash	17,122,113	286,248
Receivables:
Investments sold	1,589,364	114,438,323
Securities lending income — Affiliated	539,709	378,231
Capital shares sold	19,885,707	30,735,100
Dividends	2,600	10,862
Interest	308,678,726	418,033,072

Total assets	25,299,821,622	48,967,165,630

LIABILITIES
Collateral on securities loaned, at value	2,654,319,904	2,256,243,216
Payables:
Investments purchased	158,781,694	495,848,162
Capital shares redeemed	4,631,623	2,527,199
Investment advisory fees	8,384,153	5,169,375

Total liabilities	2,826,117,374	2,759,787,952

NET ASSETS	$22,473,704,248	$46,207,377,678

NET ASSETS CONSIST OF:
Paid-in capital	$23,978,841,342	$45,936,720,653
Accumulated earnings (loss)	(1,505,137,094)	270,657,025

NET ASSETS	$22,473,704,248	$46,207,377,678

Shares outstanding	258,800,000	349,000,000

Net asset value	$86.84	$132.40

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,554,402,619	$2,207,551,636
(b) Investments, at cost — Unaffiliated	$22,052,959,167	$45,015,243,395
(c) Investments, at cost — Affiliated	$2,891,470,521	$3,189,304,724

See notes to financial statements.

52	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2021

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$507,085	$1,254,424
Interest — Unaffiliated	1,230,241,248	1,424,501,856
Securities lending income — Affiliated — net	11,086,466	9,408,193
Other income — Unaffiliated	2,240,126	108,556

Total investment income	1,244,074,925	1,435,273,029

EXPENSES
Investment advisory fees	118,223,615	72,561,952
Miscellaneous	264	264

Total expenses	118,223,879	72,562,216

Net investment income	1,125,851,046	1,362,710,813

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(459,742,297)	151,000,089
Investments — Affiliated	(570,145)	(178,231)
In-kind redemptions — Unaffiliated	1,218,169,479	3,626,408,650

Net realized gain	757,857,037	3,777,230,508

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	583,240,258	(1,901,676,222)
Investments — Affiliated	(526,438)	(339,885)
Short sales — Unaffiliated	—	(156)

Net change in unrealized appreciation (depreciation)	582,713,820	(1,902,016,263)

Net realized and unrealized gain	1,340,570,857	1,875,214,245

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,466,421,903	$3,237,925,058

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,125,851,046	$850,044,379	$1,362,710,813	$1,159,557,360
Net realized gain	757,857,037	169,433,915	3,777,230,508	1,555,273,855
Net change in unrealized appreciation (depreciation)	582,713,820	(116,967,395)	(1,902,016,263)	2,999,424,066

Net increase in net assets resulting from operations	2,466,421,903	902,510,899	3,237,925,058	5,714,255,281

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,193,249,170)	(875,766,467)	(1,367,322,962)	(1,168,762,363)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	7,744,232,001	(1,912,308,888)	11,230,017,969	(3,958,708,695)

NET ASSETS
Total increase (decrease) in net assets	9,017,404,734	(1,885,564,456)	13,100,620,065	586,784,223
Beginning of year	13,456,299,514	15,341,863,970	33,106,757,613	32,519,973,390

End of year	$22,473,704,248	$13,456,299,514	$46,207,377,678	$33,106,757,613

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$85.71	$85.71	$86.13	$88.08	$79.10

Net investment income(a)	3.84	4.19	4.46	4.42	4.64
Net realized and unrealized gain (loss)(b)	1.50	0.18	(0.36)	(1.92)	8.89

Net increase from investment operations	5.34	4.37	4.10	2.50	13.53

Distributions(c)
From net investment income	(4.21)	(4.37)	(4.52)	(4.45)	(4.55)

Total distributions	(4.21)	(4.37)	(4.52)	(4.45)	(4.55)

Net asset value, end of year	$86.84	$85.71	$85.71	$86.13	$88.08

Total Return
Based on net asset value	6.56%	5.14%	4.95%	2.87%	17.54%

Ratios to Average Net Assets
Total expenses	0.48%	0.49%	0.49%	0.49%	0.49%

Net investment income	4.59%	4.83%	5.25%	5.05%	5.46%

Supplemental Data
Net assets, end of year (000)	$22,473,704	$13,456,300	$15,341,864	$15,271,455	$18,594,499

Portfolio turnover rate(d)	20%	20%	14%	17%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$132.27	$115.89	$117.11	$118.42	$114.80

Net investment income(a)	3.55	4.17	4.15	3.86	3.88
Net realized and unrealized gain (loss)(b)	0.18	16.40	(1.20)	(1.39)	3.63

Net increase from investment operations	3.73	20.57	2.95	2.47	7.51

Distributions(c)
From net investment income	(3.60)	(4.19)	(4.17)	(3.78)	(3.89)

Total distributions	(3.60)	(4.19)	(4.17)	(3.78)	(3.89)

Net asset value, end of year	$132.40	$132.27	$115.89	$117.11	$118.42

Total Return
Based on net asset value	2.83%	18.03%	2.64%	2.06%	6.57%

Ratios to Average Net Assets
Total expenses	0.14%	0.14%	0.15%	0.15%	0.15%

Net investment income	2.66%	3.35%	3.62%	3.22%	3.24%

Supplemental Data
Net assets, end of year (000)	$46,207,378	$33,106,758	$32,519,973	$32,662,280	$31,238,193

Portfolio turnover rate(d)	14%	13%	10%	10%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (continued)

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan

58	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$272,607,813	$272,607,813		$—	$—
Barclays Capital Inc.	170,950,731	170,950,731		—	—
BMO Capital Markets	8,738,450	8,738,450		—	—
BNP Paribas Prime Brokerage International Ltd.	198,969,907	198,969,907		—	—
BNP Paribas Securities Corp.	1,005,913	1,005,913		—	—
BofA Securities, Inc.	59,304,004	59,304,004		—	—
Citadel Clearing LLC	50,860,205	50,860,205		—	—
Citigroup Global Markets Inc.	72,540,506	72,540,506		—	—
Credit Suisse Securities (USA) LLC	93,025,079	93,025,079		—	—
Deutsche Bank Securities Inc.	14,357,057	14,357,057		—	—
Goldman Sachs & Co.	578,634,917	578,634,917		—	—
HSBC Securities (USA) Inc.	4,292,494	4,292,494		—	—
Jefferies LLC	2,769,281	2,769,281		—	—
JPMorgan Securities LLC	555,936,073	555,936,073		—	—
Morgan Stanley & Co. LLC	172,992,183	172,992,183		—	—
Nomura Securities International Inc.	5,591,444	5,591,444		—	—
Pershing LLC	9,977,171	9,977,171		—	—
RBC Capital Markets LLC	217,148,159	217,148,159		—	—
Scotia Capital (USA) Inc.	8,871,800	8,871,800		—	—
State Street Bank & Trust Company	1,543,231	1,543,231		—	—
TD Prime Services LLC	8,494,415	8,494,415		—	—
UBS AG	1,594,620	1,594,620		—	—
Wells Fargo Securities LLC	44,197,166	44,197,166		—	—

	$2,554,402,619	$2,554,402,619		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$371,466,754	$371,466,754		$—	$—
Barclays Capital Inc.	16,481,857	16,481,857		—	—
BMO Capital Markets	22,066,234	22,066,234		—	—
BNP Paribas Prime Brokerage International Ltd.	93,178,360	93,178,360		—	—
BofA Securities, Inc.	74,340,760	74,340,760		—	—
Citadel Clearing LLC	36,559,757	36,559,757		—	—
Citigroup Global Markets Inc.	125,025,351	125,025,351		—	—
Credit Suisse Securities (USA) LLC	99,390,164	99,390,164		—	—
Deutsche Bank Securities Inc.	946,429	946,429		—	—
Goldman Sachs & Co.	278,348,265	278,348,265		—	—
HSBC Securities (USA) Inc.	90,616,256	90,616,256		—	—
Jefferies LLC	976,144	976,144		—	—
JPMorgan Securities LLC	291,200,163	291,200,163		—	—
Morgan Stanley & Co. LLC	144,468,611	144,468,611		—	—
MUFG Securities Americas Inc.	52,277,997	52,277,997		—	—
Nomura Securities International Inc.	3,654,551	3,654,551		—	—
Pershing LLC	3,032,219	3,032,219		—	—
RBC Capital Markets LLC	392,163,738	392,163,738		—	—
Scotia Capital (USA) Inc.	9,906,069	9,906,069		—	—
TD Prime Services LLC	179,194	179,194		—	—
UBS Securities LLC	7,410,501	7,410,501		—	—
Wells Fargo Bank, National Association	30,658,479	30,658,479		—	—
Wells Fargo Securities LLC	63,203,783	63,203,783		—	—

	$2,207,551,636	$2,207,551,636		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

60	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$3,284,731
iBoxx $ Investment Grade Corporate Bond	2,897,540

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
iBoxx $ High Yield Corporate Bond	$18,974,831	$77,768,913	$1,905,213
iBoxx $ Investment Grade Corporate Bond	86,268,564	377,035,909	(42,049,882)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (continued)

6.    PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$6,009,485,032	$4,730,949,738
iBoxx $ Investment Grade Corporate Bond	8,062,322,781	6,938,320,754

For the year ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$42,020,804,515	$35,527,718,327
iBoxx $ Investment Grade Corporate Bond	49,315,585,366	39,002,776,346

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
iBoxx $ High Yield Corporate Bond	$1,220,337,089	$(1,220,337,089)
iBoxx $ Investment Grade Corporate Bond	3,629,996,249	(3,629,996,249)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20
iBoxx $ High Yield Corporate Bond
Ordinary income	$1,193,249,170	$875,766,467

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,367,322,962	$1,168,762,363

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
iBoxx $ High Yield Corporate Bond	$78,736,861	$(1,535,010,585)		$(48,863,370)		$(1,505,137,094)
iBoxx $ Investment Grade Corporate Bond	96,502,369	(12,166,301)		186,320,957		270,657,025

(a)	Amounts available to offset future realized capital gains.

(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the classification of investments and amortization methods for premiums and discounts on fixed income securities.

For the year ended February 28, 2021, the iShares iBoxx $ Investment Grade Corporate Bond ETF utilized $150,728,871 of its capital loss carryforwards.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

62	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBoxx $ High Yield Corporate Bond	$25,000,866,773	$196,609,357	$(245,472,727)	$(48,863,370)
iBoxx $ Investment Grade Corporate Bond	48,216,962,837	836,891,616	(650,570,659)	186,320,957

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	532,200,000	$43,910,769,738	299,300,000	$25,895,937,886
Shares redeemed	(430,400,000)	(36,166,537,737)	(321,300,000)	(27,808,246,774)

Net increase (decrease)	101,800,000	$7,744,232,001	(22,000,000)	$(1,912,308,888)

iBoxx $ Investment Grade Corporate Bond
Shares sold	398,200,000	$51,392,493,722	178,600,000	$22,184,145,038
Shares redeemed	(299,500,000)	(40,162,475,753)	(208,900,000)	(26,142,853,733)

Net increase (decrease)	98,700,000	$11,230,017,969	(30,300,000)	$(3,958,708,695)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	65

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends
iBoxx $ High Yield Corporate Bond	$1,191,421,822
iBoxx $ Investment Grade Corporate Bond	1,372,915,776

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
iBoxx $ High Yield Corporate Bond	$918,686,870
iBoxx $ Investment Grade Corporate Bond	1,130,476,532

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest
iBoxx $ High Yield Corporate Bond	$294,961
iBoxx $ Investment Grade Corporate Bond	761,698

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

66	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	67

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBoxx $ High Yield Corporate Bond(a)	$4.205834	$—	$0.008813	$4.214647	100%	—%	0	%(b)	100%
iBoxx $ Investment Grade Corporate Bond(a)	3.601637	—	0.001003	3.602640	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares iBoxx $ High Yield Corporate Bond ETF and the iShares iBoxx $ Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

68	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited) (continued)

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2020 is USD 2 million. This figure is comprised of fixed remuneration of USD 930.21 thousand and variable remuneration of USD 1.07 million. There were a total of 490 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2020, to its senior management was USD 325.4 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 26.27 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2020 is USD 4.29 million. This figure is comprised of fixed remuneration of USD 2 million and variable remuneration of USD 2.29 million. There were a total of 490 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2020, to its senior management was USD 698.92 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 56.42 thousand.

S U P P L E M E N T A L I N F O R M A T I O N	69

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

70	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	71

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

72	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	73

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-204-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

•	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 28, 2021 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.38% for the reporting period.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional large round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). Corporate bond prices were significantly impacted by the economic disruption early in the reporting period. In March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies and downgrades, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated investment-grade bonds. However, Fed actions to support the bond market drove a recovery in corporate bond prices amid record high issuance. Investment-grade bonds finished the reporting period with positive returns overall, benefiting from an improving economic outlook.

Securitized bonds also advanced, particularly mortgage-backed securities (“MBS”). The Fed announced open-ended MBS purchases in March 2020, providing significant support to the MBS market. Fed purchasing boosted prices throughout the reporting period despite increased refinancing activity due to low mortgage rates.

U.S. Treasury yields dropped significantly at the beginning of the reporting period, with the 10-year U.S. Treasury yield touching an all-time low in March 2020. However, as mass vaccinations began and the outlook for growth improved in early 2021, yields rose significantly. Higher inflation expectations near the end of the reporting period and record issuance of U.S. Treasuries weighed on bond prices, resulting in negative U.S. Treasury returns for the reporting period.

4	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.39%	3.54%	2.39%	16.25%
Fund Market	2.01	3.50	2.01	16.08
Index	2.48	3.64	2.48	16.75

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$995.40	$0.25		$1,000.00	$1,024.50	$0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2020 (continued)	iShares® Core 5-10 Year USD Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
U.S. Government & Agency Obligations	69.1%
Corporate Bonds & Notes	27.4
Foreign Government Obligations	4.9
Collaterized Mortgage Obligations	1.8
Municipal Debt Obligations	0.1
TBA Sales Commitments	(3.3)
Warrants	0.0	(b)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	66.7%
Aa	1.5
A	8.2
Baa	12.3
Ba	4.5
B	3.4
Caa	0.8
Ca	0.1
Not Rated	2.5

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

6	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.36)%	7.21%	7.30%	(0.36)%	41.61%	102.33%
Fund Market	(0.72)	7.01	7.27	(0.72)	40.30	101.75
Index	(0.40)	7.28	7.41	(0.40)	42.11	104.39

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through October 22, 2012 reflects the performance of the ICE BofA 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$952.90	$0.29		$1,000.00	$1,024.50	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2020 (continued)	iShares® Core 10+ Year USD Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)
Corporate Bonds & Notes	55.2%
U.S. Government & Agency Obligations	33.8
Foreign Government Obligations	8.4
Municipal Debt Obligations	2.6

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	35.7%
Aa	7.2
A	21.1
Baa	28.1
Ba	4.5
B	1.7
Caa	0.2
Ca	0.4
Not Rated	1.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds

8	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.8%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$229,884
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	50	57,352
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	150	167,923
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	100	116,676
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	490	529,569
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	134,704
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47 (Call 05/10/24)	140	153,048
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 08/15/48	275	304,401
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	110	121,581
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	141,652
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	170	177,192
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	50	55,469
Series 2020-C56, Class A5, 2.45%, 06/15/53	30	31,117

		2,220,568

Total Collaterized Mortgage Obligations — 1.8% (Cost: $2,105,994)		2,220,568

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	10	10,261
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(b)	10	10,112
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	11,787
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	5	4,942
3.75%, 02/15/28 (Call 02/15/23)	10	10,137
4.00%, 02/15/30 (Call 02/15/25)	5	5,100
4.88%, 01/15/29 (Call 01/15/24)	5	5,265
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	5	4,606
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	35	38,878
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	5	4,850
4.63%, 03/15/30 (Call 03/15/25)(b)	5	4,947
5.00%, 08/15/27 (Call 08/15/22)(b)	10	10,170
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	16,081

		137,136

Aerospace & Defense — 0.4%
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	10	10,316
3.10%, 05/01/26 (Call 03/01/26)	15	15,747

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 03/01/28 (Call 12/01/27)	$5	$5,238
5.04%, 05/01/27 (Call 03/01/27)	40	46,112
5.15%, 05/01/30 (Call 02/01/30)	25	29,131
Embraer Netherlands Finance BV, 5.40%, 02/01/27	5	5,253
General Dynamics Corp.
3.63%, 04/01/30 (Call 01/01/30)	25	28,474
3.75%, 05/15/28 (Call 02/15/28)	25	28,453
Howmet Aerospace Inc., 6.75%, 01/15/28	10	11,873
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	10,679
3.85%, 12/15/26 (Call 09/15/26)	2	2,258
4.40%, 06/15/28 (Call 03/15/28)	14	16,312
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	20	21,960
3.25%, 01/15/28 (Call 10/15/27)	29	31,587
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	25	27,394
3.50%, 03/15/27 (Call 12/15/26)	25	27,838
4.13%, 11/16/28 (Call 08/16/28)	35	40,335
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(b)	15	15,177
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	9,662
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	10	9,850
5.50%, 11/15/27 (Call 11/15/22)	25	25,664
6.25%, 03/15/26 (Call 03/15/22)(b)	50	52,669
7.50%, 03/15/27 (Call 03/15/22)	10	10,655
8.00%, 12/15/25 (Call 04/08/22)(b)	15	16,329

		498,966

Agriculture — 0.2%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	10	10,571
4.80%, 02/14/29 (Call 11/14/28)	12	14,080
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	10,684
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	50	49,973
3.46%, 09/06/29 (Call 06/06/29)	20	21,331
3.56%, 08/15/27 (Call 05/15/27)	37	40,165
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	5	5,417
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	27,481
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	10	10,739
3.13%, 08/17/27 (Call 05/17/27)	10	10,966
3.38%, 08/15/29 (Call 05/15/29)	50	55,190
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(b)	15	15,552
10.50%, 11/01/26 (Call 11/01/21)(b)	8	8,634

		280,783

Airlines — 0.3%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	48	53,182
American Airlines 2014-1 Class A Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	3	3,308
American Airlines 2015-1 Class A Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28	22	20,985
American Airlines Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	4	4,039
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)	10	9,917
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	50	55,315

10	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	$25	$26,886
5.13%, 06/15/27 (Call 04/15/27)	25	29,286
United Airlines Pass Through Trust
Series 2016-2, Class AA, 2.88%, 04/07/30	4	4,280
Series 2020-1, Class A, 5.88%, 04/15/29	98	108,971

		316,169

Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	10	10,786
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	15	15,935
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	27,447
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	10,201
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	5	5,268

		69,637

Auto Manufacturers — 0.4%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,167
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,451
American Honda Finance Corp.
2.30%, 09/09/26	10	10,609
3.50%, 02/15/28	16	17,988
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	21	22,393
3.75%, 04/12/28 (Call 01/12/28)(b)	25	28,111
4.15%, 04/09/30 (Call 01/09/30)(b)	50	58,292
Ford Holdings LLC, 9.30%, 03/01/30	15	20,077
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	95	101,336
6.38%, 02/01/29	5	5,628
6.63%, 10/01/28	5	5,880
9.63%, 04/22/30 (Call 01/22/30)	5	7,091
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	40	46,715
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	27,400
5.25%, 03/01/26 (Call 12/01/25)	10	11,553
5.65%, 01/17/29 (Call 10/17/28)	15	18,309
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	50	64,618
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(b)	5	5,277
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	10	10,934
Toyota Motor Corp., 2.76%, 07/02/29	4	4,304
Toyota Motor Credit Corp., 3.38%, 04/01/30	50	55,580

		532,713

Auto Parts & Equipment — 0.1%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	10	10,768
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)(c)	25	26,104
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(b)	10	10,648
8.50%, 05/15/27 (Call 05/15/22)(b)	20	21,607
Dana Inc., 5.63%, 06/15/28 (Call 06/15/23)	15	15,963
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	5	5,321
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	5	5,227
5.00%, 05/31/26 (Call 05/31/21)	10	10,216
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	31	34,256
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(b)	5	5,095

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	$5	$5,150
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	10	9,400
7.88%, 01/15/29 (Call 01/15/24)(b)	5	5,604

		165,359

Banks — 4.6%
Bank of America Corp.
2.50%, 02/13/31 (Call 02/13/30)(a)	60	61,474
2.59%, 04/29/31 (Call 04/29/30)(a)	50	51,431
3.19%, 07/23/30 (Call 07/23/29)(a)	50	54,043
3.25%, 10/21/27 (Call 10/21/26)	95	104,099
3.42%, 12/20/28 (Call 12/20/27)(a)	25	27,589
3.50%, 04/19/26	35	38,962
3.59%, 07/21/28 (Call 07/21/27)(a)	25	27,851
3.82%, 01/20/28 (Call 01/20/27)(a)	15	16,869
3.97%, 03/05/29 (Call 03/05/28)(a)	10	11,342
3.97%, 02/07/30 (Call 02/07/29)(a)	50	56,879
4.27%, 07/23/29 (Call 07/23/28)(a)	56	64,912
Series L, 4.18%, 11/25/27 (Call 11/25/26)	60	68,011
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	25	27,927
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	10	10,652
2.80%, 05/04/26 (Call 02/04/26)	45	48,702
3.00%, 10/30/28 (Call 07/30/28)	35	38,033
3.25%, 05/16/27 (Call 02/16/27)	30	33,313
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28)(a)	200	235,174
BNP Paribas SA, 3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	211,632
CIT Group Inc., 6.13%, 03/09/28	5	6,242
Citigroup Inc.
2.98%, 11/05/30 (Call 11/05/29)(a)	50	52,868
3.20%, 10/21/26 (Call 07/21/26)	25	27,261
3.40%, 05/01/26	8	8,834
3.52%, 10/27/28 (Call 10/27/27)(a)	50	55,228
3.67%, 07/24/28 (Call 07/24/27)(a)	25	27,826
3.89%, 01/10/28 (Call 01/10/27)(a)	25	28,070
3.98%, 03/20/30 (Call 03/20/29)(a)	40	45,241
4.08%, 04/23/29 (Call 04/23/28)(a)	17	19,350
4.13%, 07/25/28	25	28,289
4.30%, 11/20/26	10	11,407
4.41%, 03/31/31 (Call 03/31/30)(a)	60	69,719
4.45%, 09/29/27	50	57,563
4.60%, 03/09/26	35	40,160
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	10	10,301
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	57,496
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	8	8,638
3.90%, 03/16/28(b)	25	28,679
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	250	283,395
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	10	10,640
3.95%, 03/14/28 (Call 02/14/28)	25	29,153
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(b)	5	5,350
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	50	52,152
3.50%, 11/16/26 (Call 11/16/25)	43	47,354
3.69%, 06/05/28 (Call 06/05/27)(a)	35	39,270
3.75%, 02/25/26 (Call 11/25/25)	10	11,158
3.81%, 04/23/29 (Call 04/23/28)(a)	55	61,882

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.22%, 05/01/29 (Call 05/01/28)(a)	$45	$51,858
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27)(a)	200	224,008
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	50	51,611
ING Groep NV, 3.95%, 03/29/27	200	226,584
JPMorgan Chase & Co.
2.52%, 04/22/31 (Call 04/22/30)(a)	50	51,356
2.74%, 10/15/30 (Call 10/15/29)(a)	65	68,312
2.95%, 10/01/26 (Call 07/01/26)	30	32,618
2.96%, 05/13/31 (Call 05/13/30)(a)	50	52,204
3.20%, 06/15/26 (Call 03/15/26)	15	16,402
3.51%, 01/23/29 (Call 01/23/28)(a)	30	33,124
3.78%, 02/01/28 (Call 02/01/27)(a)	65	73,149
3.96%, 01/29/27 (Call 01/29/26)(a)	35	39,369
4.01%, 04/23/29 (Call 04/23/28)(a)	60	68,371
4.20%, 07/23/29 (Call 07/23/28)(a)	40	46,149
7.63%, 10/15/26	10	13,320
KeyCorp, 2.55%, 10/01/29	15	15,708
KfW
1.75%, 09/14/29	70	72,036
2.88%, 04/03/28	25	27,811
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	31,314
Series 37, 2.50%, 11/15/27	30	32,521
Macquarie Group Ltd.
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	10	11,529
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	25	29,528
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	56,459
3.74%, 03/07/29	35	39,481
3.96%, 03/02/28	15	17,092
4.05%, 09/11/28	35	40,263
Mizuho Financial Group Inc., 2.59%, 05/25/31 (Call 05/25/30)(a)	200	205,470
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)	60	62,349
3.13%, 07/27/26	25	27,331
3.59%, 07/22/28 (Call 07/22/27)(a)	50	55,833
3.62%, 04/01/31 (Call 04/01/30)(a)	50	55,721
3.77%, 01/24/29 (Call 01/24/28)(a)	50	56,069
3.95%, 04/23/27	15	16,928
4.35%, 09/08/26	30	34,555
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	10	10,024
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	55	57,744
3.15%, 05/19/27 (Call 04/19/27)	5	5,530
3.45%, 04/23/29 (Call 01/23/29)	60	67,399
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	10	10,705
4.40%, 07/13/27 (Call 04/14/27)	10	11,226
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(d)	200	223,412
State Street Corp.
2.65%, 05/19/26	48	52,009
3.03%, 11/01/34 (Call 11/01/29)(a)	33	35,014
Sumitomo Mitsui Financial Group Inc.
3.01%, 10/19/26	50	54,285
3.36%, 07/12/27	90	99,444
3.54%, 01/17/28	35	38,875
3.78%, 03/09/26	25	27,963
4.31%, 10/16/28	5	5,829

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)	$50	$55,609
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	50	56,994
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	32	34,509
3.10%, 04/27/26 (Call 03/27/26)	5	5,457
Series X, 3.15%, 04/27/27 (Call 03/27/27)	30	33,146
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	27,419
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30)(a)	60	62,069
2.88%, 10/30/30 (Call 10/30/29)(a)	60	63,520
3.00%, 10/23/26	35	37,928
3.20%, 06/17/27 (Call 06/17/26)(a)	15	16,320
3.58%, 05/22/28 (Call 05/22/27)(a)	45	49,901
4.10%, 06/03/26	30	33,986
4.15%, 01/24/29 (Call 10/24/28)	85	97,991
4.30%, 07/22/27	30	34,604
Westpac Banking Corp.
2.70%, 08/19/26	25	26,992
3.35%, 03/08/27	25	27,999
4.11%, 07/24/34 (Call 07/24/29)(a)	51	55,971

		5,668,728

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25	27,742
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	10	11,080
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	35	38,681
4.00%, 04/13/28 (Call 01/13/28)	37	42,032
4.75%, 01/23/29 (Call 10/23/28)	35	41,396
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(d)	50	53,130
Coca-Cola Co. (The)
1.00%, 03/15/28	50	48,303
2.13%, 09/06/29	55	56,341
2.25%, 09/01/26	25	26,612
2.90%, 05/25/27	5	5,463
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	21,446
3.70%, 12/06/26 (Call 09/06/26)	25	27,980
4.65%, 11/15/28 (Call 08/15/28)	25	29,645
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	7,760
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	5	5,330
3.20%, 05/01/30 (Call 02/01/30)	50	54,071
3.43%, 06/15/27 (Call 03/15/27)	5	5,565
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	35	37,722
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	5	4,906
2.38%, 10/06/26 (Call 07/06/26)	90	95,976
2.63%, 07/29/29 (Call 04/29/29)	5	5,329

		646,510

Biotechnology — 0.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	80	82,399
3.20%, 11/02/27 (Call 08/02/27)	2	2,201
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	5	5,006

12	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	$5	$5,082
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	20	21,702
3.65%, 03/01/26 (Call 12/01/25)	40	44,409

		160,799

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,661
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	10,649
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(b)	5	5,365
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	50	51,660
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(b)	10	10,248
8.00%, 04/15/26 (Call 04/15/21)(b)	5	5,187
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)	5	5,200
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	21,450
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	15,746
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	27,935
Masco Corp., 4.38%, 04/01/26 (Call 03/22/21)	15	17,213
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	28,147
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	10	10,408
Standard Industries Inc./NJ
4.38%, 07/15/30 (Call 07/15/25)(b)	10	10,309
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,612
5.00%, 02/15/27 (Call 02/15/22)(b)	10	10,338
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	10	10,609
US Concrete Inc., 5.13%, 03/01/29 (Call 09/01/23)(b)	10	10,293

		277,030

Chemicals — 0.6%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	5	5,084
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,361
CF Industries Inc., 4.50%, 12/01/26(b)	35	40,570
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(b)	15	15,358
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	217,836
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	50	59,802
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	10	10,808
3.25%, 12/01/27 (Call 09/01/27)	35	38,848
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	9,985
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	10	10,208
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29).	10	11,274
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	10	11,116
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,953
4.50%, 02/01/26 (Call 03/29/21)(b)	25	25,363
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	5	5,785
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	5	5,510
LYB International Finance III LLC, 3.38%, 05/01/30 (Call 02/01/30)	10	10,834
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	20	20,678
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	10	10,424

Security	Par (000)	Value

Chemicals (continued)
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	$10	$11,297
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	10	10,345
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	28,468
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	25	26,966
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	21,327
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(b)	5	5,333
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	15	16,734
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	10,638
3.45%, 06/01/27 (Call 03/01/27)	45	49,543
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	5	5,167
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(b)	5	5,169
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	10	10,969
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/15/23)(b)	10	10,364
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	6,965

		739,082

Commercial Services — 0.5%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	10	9,952
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	15	15,876
9.75%, 07/15/27 (Call 07/15/22)(b)	15	16,550
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	5,084
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(b)	5	5,299
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	5,212
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(b)	5	5,127
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	5,145
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	20	22,566
ERAC USA Finance LLC, 3.30%, 12/01/26 (Call 09/01/26)(b)	10	11,008
Garda World Security Corp., 9.50%, 11/01/27 (Call 11/01/22)(b)	25	27,255
Gartner Inc., 3.75%, 10/01/30 (Call 10/01/25)(b)	10	10,120
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	10	10,446
4.45%, 06/01/28 (Call 03/01/28)	10	11,666
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	15,826
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	10	11,822
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28 (Call 06/15/23)(b)	10	10,598
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	5	5,094
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	5	5,071
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,489
4.25%, 02/01/29 (Call 11/01/28)	5	5,838
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(b)	20	19,853
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(b)	10	10,551
5.88%, 10/01/30 (Call 10/01/25)(b)	10	10,807
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	50	51,255
2.65%, 10/01/26 (Call 08/01/26)	10	10,752
2.85%, 10/01/29 (Call 07/01/29)	5	5,351
Prime Security Services Borrower LLC/Prime Finance Inc. 3.38%, 08/31/27 (Call 08/31/26)(b)	10	9,745

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.75%, 04/15/26(b)	$10	$10,775
6.25%, 01/15/28 (Call 01/15/23)(b)	15	15,556
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	10	10,693
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	50	52,427
Service Corp. International/U.S., 3.38%, 08/15/30 (Call 08/15/25)	10	9,818
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	5	5,224
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	25	27,394
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	10	10,412
4.00%, 07/15/30 (Call 07/15/25)	10	10,368
4.88%, 01/15/28 (Call 01/15/23)	25	26,439
5.50%, 05/15/27 (Call 05/15/22)	25	26,480
5.88%, 09/15/26 (Call 09/15/21)	10	10,527
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	45	51,179
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	5	5,367

		612,017

Computers — 0.7%
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	30	29,414
2.05%, 09/11/26 (Call 07/11/26)	5	5,231
2.20%, 09/11/29 (Call 06/11/29)	10	10,315
2.45%, 08/04/26 (Call 05/04/26)	80	85,230
2.90%, 09/12/27 (Call 06/12/27)	40	43,614
3.20%, 05/11/27 (Call 02/11/27)	30	33,196
3.25%, 02/23/26 (Call 11/23/25)	40	43,973
3.35%, 02/09/27 (Call 11/09/26)	10	11,128
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	5	5,150
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	15	15,954
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	5,127
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	10	9,999
Dell Inc., 7.10%, 04/15/28	5	6,272
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (Call 05/15/27)(b)	60	73,508
6.20%, 07/15/30 (Call 04/15/30)(b)	50	63,524
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,820
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	50	53,970
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	100	101,184
3.30%, 05/15/26	100	110,197
MTS Systems Corp., 5.75%, 08/15/27 (Call 03/24/21)(b)	10	10,993
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	10	10,154
5.25%, 10/01/30 (Call 10/01/25)(b)	10	10,384
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	25	26,052
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	5	5,231
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	2	2,077
4.13%, 01/15/31 (Call 10/15/30)(b)	10	10,313
4.88%, 06/01/27 (Call 03/01/27)	8	8,903
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	5	5,511
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	27,648

		831,072

Cosmetics & Personal Care — 0.1%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	5	4,931

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(b)	$10	$10,592
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	5,211
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	10,716
2.70%, 02/02/26	2	2,170
2.85%, 08/11/27	10	11,006
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	100	102,887

		147,513

Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(b)	5	5,169
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	20	19,247
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(b)	10	10,515
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	25	24,621

		59,552

Diversified Financial Services — 0.8%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	10	10,562
Air Lease Corp.
3.63%, 12/01/27 (Call 09/01/27)	25	26,705
4.63%, 10/01/28 (Call 07/01/28)	10	11,250
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	8	8,493
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	25	28,561
American Express Co., 3.13%, 05/20/26 (Call 04/20/26)	43	47,245
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	22,261
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	13	14,116
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Call 03/01/26)(b)	25	26,475
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27 (Call 07/02/27)(b)	25	27,583
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	10	11,890
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	10	11,017
3.75%, 03/09/27 (Call 02/09/27)	5	5,607
3.80%, 01/31/28 (Call 12/31/27)	25	28,105
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	25	27,650
3.25%, 05/22/29 (Call 02/22/29)	5	5,534
3.45%, 02/13/26 (Call 11/13/25)	5	5,558
4.00%, 02/01/29 (Call 11/01/28)	5	5,782
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	5	5,716
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	5	5,240
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	25	28,238
4.50%, 01/30/26 (Call 11/30/25)	20	22,782
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	5	5,521
Jefferies Group LLC, 6.45%, 06/08/27	15	19,029
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	5	5,856
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	18	19,623
Legg Mason Inc., 4.75%, 03/15/26	15	17,488
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	5	5,469
2.95%, 06/01/29 (Call 03/01/29)	14	15,260

14	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.35%, 03/26/30 (Call 12/26/29)	$50	$56,117
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	15	16,859
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	5,103
5.50%, 08/15/28 (Call 08/15/23)(b)	10	10,315
6.00%, 01/15/27 (Call 01/15/23)(b)	5	5,269
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	25	24,496
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(b)	17	17,545
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	56	64,571
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	25	26,411
7.13%, 03/15/26	10	11,564
ORIX Corp., 3.70%, 07/18/27	25	28,142
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	207,680
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(b)	10	10,568
Quicken Loans LLC/Quicken Loans Co-Issuer Inc., 3.63%, 03/01/29 (Call 03/01/24)(b)	10	9,902
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	27,305
5.15%, 03/19/29 (Call 12/19/28)	10	11,835

		1,008,298

Electric — 1.3%
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	11,546
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	15	16,637
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,669
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	27,456
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	5	5,319
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	10	10,688
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	15	15,410
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,931
5.13%, 03/15/28 (Call 03/15/23)(b)	20	20,172
5.25%, 06/01/26 (Call 06/01/21)(b)	15	15,428
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,758
Clearway Energy Operating LLC, 5.00%, 09/15/26 (Call 09/15/21)	5	5,163
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	13	14,558
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	5	5,370
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	10,941
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	27,603
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	11,453
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	15	17,497
Series C, 3.38%, 04/01/30 (Call 01/01/30)	50	54,655
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	10	10,561
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	13,196
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29) .	10	10,483
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	50	50,826
2.65%, 09/01/26 (Call 06/01/26)	45	47,840
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	25	26,389
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	30	33,992
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	35	38,065
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	50	58,661
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	33	36,531
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	10	10,635

Security	Par (000)	Value

Electric (continued)
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	$50	$52,866
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,845
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	25	28,631
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	9,399
Series B, 4.40%, 07/15/27 (Call 04/15/27)	15	16,471
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	25	27,374
Series B, 2.65%, 09/15/29 (Call 06/15/29)	10	10,498
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	8,885
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28).	5	5,682
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(b)	50	56,272
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	10	10,567
3.35%, 11/15/27 (Call 08/15/27)	5	5,514
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	57,367
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	6,609
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	50	51,964
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	52,620
3.55%, 05/01/27 (Call 02/01/27)	10	11,224
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	25	27,841
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	5	5,817
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	15	14,774
6.63%, 01/15/27 (Call 07/15/21)	10	10,399
7.25%, 05/15/26 (Call 05/15/21)	25	25,999
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	15	16,609
3.25%, 05/15/29 (Call 02/15/29)	10	11,103
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	5,640
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	5	5,388
3.70%, 11/15/28 (Call 08/15/28)	5	5,693
Pacific Gas & Electric Co., 4.55%, 07/01/30 (Call 01/01/30)	50	55,788
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	10	10,415
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	5	5,257
5.25%, 07/01/30 (Call 07/01/25)	15	16,047
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	5	5,180
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	10,856
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	28,259
Public Service Electric & Gas Co., 3.70%, 05/01/28 (Call 02/01/28)	30	33,956
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	35	37,203
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	5	5,490
3.40%, 02/01/28 (Call 11/01/27)	50	55,030
Southern California Edison Co.
6.65%, 04/01/29	5	6,198
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,456

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	$35	$38,095
Series A, 3.70%, 04/30/30 (Call 01/30/30)	50	55,711
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	15,977
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/29/21)(b)	10	10,304
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	28,256
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	27,831
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,425
5.50%, 09/01/26 (Call 09/01/21)(b)	15	15,556
5.63%, 02/15/27 (Call 02/15/22)(b)	10	10,448

		1,664,222

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)	10	10,261
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	10	9,974
4.75%, 06/15/28 (Call 06/15/23)(b)	10	10,214
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	15	16,660

		47,109

Electronics — 0.1%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	5	5,438
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	5,817
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	11	12,214
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	5	5,582
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	5	5,454
4.88%, 06/15/29 (Call 03/15/29)	5	5,779
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	10,940
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	26,963
2.70%, 08/15/29 (Call 05/15/29)	10	10,731
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,780
Itron Inc., 5.00%, 01/15/26 (Call 03/29/21)(b)	5	5,128
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	5,370
3.95%, 01/12/28 (Call 10/12/27)	6	6,741
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	5	5,857
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	10	11,314
4.20%, 09/15/28 (Call 06/15/28)	29	33,445
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(b)	5	5,331
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,891

		178,775

Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	10	10,535
5.00%, 01/31/28 (Call 07/31/27)(b)	10	11,056

		21,591

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	15	16,424
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	5	5,176
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5	5,100
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	5	5,174
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,679

Security	Par (000)	Value

Engineering & Construction (continued)
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28 (Call 07/15/23)(b)	$5	$5,696
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	5	5,470
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(b)	5	5,174
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	10	10,447

		74,340

Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	5	5,309
AMC Entertainment Holdings Inc., 10.50%, 04/24/26 (Call 06/15/22)(b)	6	6,261
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(b)	20	21,798
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)	5	5,301
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	5,052
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	5	5,110
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,414
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	5	5,012
4.75%, 10/15/27 (Call 10/15/22)(b)	10	10,099
6.50%, 05/15/27 (Call 05/15/23)(b)	15	16,549
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	5	5,376
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(b)	5	5,220
Scientific Games International Inc.
5.00%, 10/15/25 (Call 03/29/21)(b)	25	25,721
7.25%, 11/15/29 (Call 11/15/24)(b)	10	10,865
8.25%, 03/15/26 (Call 03/15/22)(b)	5	5,296
8.63%, 07/01/25 (Call 07/01/22)(b)	5	5,383
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(b)(c)	5	5,106
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	10	10,487
WMG Acquisition Corp., 3.88%, 07/15/30 (Call 07/15/25)(b)	5	5,108
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(b)	25	26,318

		195,785

Environmental Control — 0.1%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	5	5,182
6.00%, 01/01/27 (Call 01/01/22)	5	5,231
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	10	9,820
4.00%, 08/01/28 (Call 08/01/23)(b)	5	4,910
5.13%, 12/15/26 (Call 12/15/22)(b)	10	10,583
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	27,858
3.95%, 05/15/28 (Call 02/15/28)	20	22,822
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	10	10,074
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	9	10,020
4.25%, 12/01/28 (Call 09/01/28)	5	5,806
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	40	44,155

		156,461

16	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 0.7%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	$10	$9,901
3.50%, 03/15/29 (Call 09/15/23)(b)	15	14,402
4.63%, 01/15/27 (Call 01/15/23)(b)	10	10,354
4.88%, 02/15/30 (Call 02/15/25)(b)	15	15,531
7.50%, 03/15/26 (Call 03/15/22)(b)	5	5,474
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	5	5,239
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	5	4,940
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	28,713
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	5,161
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	50	52,888
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	5,231
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(b)	100	111,909
6.50%, 04/15/29 (Call 04/15/24)(b)	10	11,249
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	10	11,135
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	55,848
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	20	21,187
3.88%, 05/15/27 (Call 02/15/27)	15	16,352
4.63%, 01/30/29 (Call 10/30/28)	25	28,688
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	15	16,988
4.50%, 01/15/29 (Call 10/15/28)	5	5,942
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(b)	10	10,934
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	5	5,528
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	32	35,549
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	28,865
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(b)	5	5,362
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	15	14,967
4.63%, 04/15/30 (Call 04/15/25)(b)	25	25,382
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,504
5.75%, 03/01/27 (Call 03/01/22)(b)	25	26,181
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	5	5,319
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	20	20,256
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	29,145
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	5	5,078
3.25%, 07/15/27 (Call 04/15/27)	10	10,958
3.30%, 07/15/26 (Call 04/15/26)	15	16,402
5.95%, 04/01/30 (Call 01/01/30)	25	32,159
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	10	10,274
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	15	16,601
4.00%, 03/01/26 (Call 01/01/26)	25	28,104
4.35%, 03/01/29 (Call 12/01/28)	35	40,869
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(b)	5	5,071
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	5	5,251

		825,891

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	25	25,699

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	$5	$5,128
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	11,579
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	60	61,819
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	10	10,156

		88,682

Gas — 0.1%
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	26,836
3.15%, 08/01/27 (Call 05/01/27)(b)	10	10,933
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	11,355
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	20	21,509
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	27,711
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	10	10,683

		109,027

Health Care - Products — 0.3%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	35	39,778
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	15	15,665
Baxter International Inc., 3.95%, 04/01/30 (Call 01/01/30)(b)	5	5,754
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	60	62,127
3.75%, 03/01/26 (Call 01/01/26)	12	13,386
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	5,225
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	11,475
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	25,948
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	15	14,987
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,289
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	5	5,585
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(b)	3	3,268
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	30	33,251
3.65%, 03/07/28 (Call 12/07/27)	12	13,516
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	15	15,576
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	40	43,301
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	5	5,498

		319,629

Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	5	5,218
5.50%, 07/01/28 (Call 07/01/23)(b)	10	10,592
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	37,308
3.65%, 12/01/27 (Call 09/01/27)	30	33,873
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	40	38,686
3.00%, 10/15/30 (Call 07/15/30)	15	15,249
3.38%, 02/15/30 (Call 02/15/25)	40	41,107
4.25%, 12/15/27 (Call 12/15/22)	20	20,823
4.63%, 12/15/29 (Call 12/15/24)	45	48,553
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(b)	5	5,230
5.50%, 04/01/26 (Call 04/01/21)(b)	10	10,443
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	10	9,808

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.63%, 03/15/27 (Call 12/15/23)(b)	$10	$10,534
6.00%, 01/15/29 (Call 01/15/24)(b)	20	21,334
6.88%, 04/15/29 (Call 04/15/24)(b)	20	20,517
8.00%, 03/15/26 (Call 03/15/22)(b)	50	53,385
8.00%, 12/15/27 (Call 12/15/22)(b)	10	10,960
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(b)	30	30,500
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	15	15,612
4.75%, 02/01/30 (Call 02/01/25)	10	10,590
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	25	25,895
4.13%, 06/15/29 (Call 03/15/29)	50	56,439
5.25%, 06/15/26 (Call 12/15/25)	40	46,815
5.63%, 09/01/28 (Call 03/01/28)	25	29,064
5.88%, 02/01/29 (Call 08/01/28)	5	5,891
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	25	26,747
3.95%, 03/15/27 (Call 12/15/26)	8	9,092
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	12	13,466
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	5,025
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	10,562
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	10,474
4.38%, 06/15/28 (Call 06/15/23)(b)	10	10,399
Providence St Joseph Health Obligated Group, Series 19A,
2.53%, 10/01/29 (Call 07/01/29)	5	5,220
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	5,513
4.20%, 06/30/29 (Call 03/30/29)	5	5,838
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	26,940
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	25	26,705
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	10	9,798
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 11/01/22)(b)	20	20,998
6.13%, 10/01/28 (Call 10/01/23)(b)	35	36,835
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,555
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	5,893
UnitedHealth Group Inc.
2.88%, 08/15/29	50	54,151
2.95%, 10/15/27	20	21,831
3.10%, 03/15/26	8	8,768
3.88%, 12/15/28	25	28,673

		967,909

Holding Companies - Diversified — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	15	15,000
5.25%, 05/15/27 (Call 11/15/26)	15	15,830

		30,830

Home Builders — 0.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(b)	5	5,060
6.25%, 09/15/27 (Call 09/15/22)(b)	5	5,275
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	5	5,360
KB Home
4.80%, 11/15/29 (Call 05/15/29)	10	10,757
6.88%, 06/15/27 (Call 12/15/26)	5	5,887

Security	Par (000)	Value

Home Builders (continued)
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	$25	$29,115
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	10	10,389
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	5	4,879
3.85%, 01/15/30 (Call 07/15/29)	5	5,393
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	10,604
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	29,383
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)(b)	5	5,137
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	5	5,371
5.75%, 01/15/28 (Call 10/15/27)(b)	25	27,878
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	5,555
4.88%, 03/15/27 (Call 12/15/26)	5	5,728
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	5	5,561
TRI Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	5	5,406
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	5,156
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,876

		198,770

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	10,812
4.40%, 03/15/29 (Call 12/15/28)	5	5,671
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	5,922

		22,405

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	5,966
Central Garden & Pet Co., 4.13%, 10/15/30 (Call 10/15/25)	5	5,192
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	16,470
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	20	22,833
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	5,526
3.95%, 11/01/28 (Call 08/01/28)	5	5,801
Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., 7.00%, 12/31/27 (Call 12/31/23)(b)	5	4,948
Spectrum Brands Inc., 5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,782

		77,518

Housewares — 0.0%
Newell Brands Inc., 4.70%, 04/01/26 (Call 01/01/26)	30	33,236

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 03/29/21)(b)	10	10,311
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	10	10,844
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	5	5,027
6.75%, 10/15/27 (Call 10/15/22)(b)	15	15,555
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	15	16,897
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	50	54,818
3.90%, 04/01/26 (Call 01/01/26)	50	56,034
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(b)	5	5,327
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	52,826
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	28,548
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	5,038
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	27,656

18	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	$25	$28,368
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	5	5,048
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	40	43,959
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	15	16,302
5.63%, 05/15/30 (Call 02/15/30)	5	6,046
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	27,805
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	11,842
Enstar Finance LLC, 5.75%, 09/01/40 (Call 09/01/25)(a)	5	5,204
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	5	5,722
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	57,090
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	25	27,946
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	100	106,208
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	5	5,424
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,875
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	25	28,792
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	5,302
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	5,208
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	29,617
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	33,589
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	8	8,940
Manulife Financial Corp., 4.15%, 03/04/26	25	28,578
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	27,691
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	20	22,375
4.38%, 03/15/29 (Call 12/15/28)	31	36,374
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,611
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	65	78,212
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	5,257
New York Life Global Funding, 3.00%, 01/10/28(b)	25	27,144
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	5,599
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	50	49,704
Principal Life Global Funding II
2.50%, 09/16/29(b)	5	5,203
3.00%, 04/18/26(b)	15	16,293
Progressive Corp. (The), 2.45%, 01/15/27	25	26,813
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,644
Prudential Financial Inc., 4.50%, 09/15/47 (Call 09/15/27)(a)	25	27,072
Prudential PLC, 3.13%, 04/14/30	50	54,549
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	5	5,324
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	10	11,171
3.95%, 09/15/26 (Call 06/15/26)	5	5,657
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	11,057
Voya Financial Inc., 3.65%, 06/15/26	20	22,499
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	10,620

		1,241,615

Internet — 0.6%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	40	42,097
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	60	66,543
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	5	5,111

Security	Par (000)	Value

Internet (continued)
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	$5	$5,043
6.13%, 12/01/28 (Call 12/01/23)(b)	5	5,172
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	5	5,592
4.63%, 04/13/30 (Call 01/13/30)	50	59,666
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	5	5,256
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	28,205
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	30	33,506
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	25	25,575
5.00%, 02/15/26 (Call 11/15/25)	15	16,966
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	20	19,875
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	5,204
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)	10	10,339
4.63%, 06/01/28 (Call 06/01/23)(b)	5	5,201
5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,474
Netflix Inc.
4.38%, 11/15/26(c)	25	28,065
4.88%, 04/15/28	10	11,382
4.88%, 06/15/30 (Call 03/15/30)(b)	15	17,248
5.38%, 11/15/29(b)	10	11,814
5.88%, 11/15/28	25	29,992
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	5	5,363
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	25	27,704
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	222,054
Uber Technologies Inc.
6.25%, 01/15/28 (Call 09/15/23)(b)	10	10,690
7.50%, 09/15/27 (Call 09/15/22)(b)	5	5,473
8.00%, 11/01/26 (Call 11/01/21)(b)	20	21,600
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	26,243

		762,453

Iron & Steel — 0.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	5	5,300
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	10	10,795
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23).	10	10,967
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 03/15/22)(b)	25	26,900
Vale Overseas Ltd., 6.25%, 08/10/26	30	36,445

		90,407

Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)	35	35,529
7.63%, 03/01/26 (Call 03/01/24)(b)	15	15,766
9.88%, 08/01/27 (Call 02/01/24)(b)	30	34,488
10.50%, 02/01/26 (Call 08/01/23)(b)	10	11,664
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(b)	5	5,024
10.25%, 02/01/26 (Call 08/01/23)(b)	15	17,477

		119,948

Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	10	10,165
6.00%, 08/15/26 (Call 08/15/21)	10	10,350

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.38%, 04/01/26 (Call 04/01/21)	$25	$25,811
Hilton Domestic Operating Co. Inc.
4.88%, 01/15/30 (Call 01/15/25)	10	10,773
5.75%, 05/01/28 (Call 05/01/23)(b)	25	27,082
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	5	5,443
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	26,610
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	25	28,464
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,506
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/22)	10	10,079
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	4	4,204
4.75%, 10/15/28 (Call 07/15/28)	10	10,432
5.50%, 04/15/27 (Call 01/15/27)	17	18,438
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(b)	10	9,962
Travel & Leisure Co., 4.63%, 03/01/30 (Call 12/01/29)(b)	5	5,188
Travel + Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	5	5,537
6.63%, 07/31/26 (Call 04/30/26)(b)	10	11,285
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	5	5,108
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)	20	21,249

		252,686

Machinery — 0.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	5	5,055
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(b)	10	10,414
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	10	11,289
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	5	5,346
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	50	54,957
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	5,099
John Deere Capital Corp.
2.25%, 09/14/26	5	5,315
2.45%, 01/09/30	5	5,289
3.45%, 03/07/29	5	5,645
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	5	5,392
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	5	5,174
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	5	5,317
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)	60	62,717
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,651
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	10	10,305
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	29,119
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	11,042

		243,126

Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	15	15,878
2.38%, 08/26/29 (Call 05/26/29)	10	10,429
2.88%, 10/15/27 (Call 07/15/27)	25	27,390
3.63%, 09/14/28 (Call 06/14/28)	5	5,680
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(b)	20	17,964
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,631
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/22)(b)	5	5,678

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co.
3.45%, 05/01/27 (Call 03/01/27)	$25	$27,439
3.63%, 05/01/30 (Call 02/01/30)	50	54,522
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	15	16,218
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	25	27,491
3.25%, 06/14/29 (Call 03/14/29)	5	5,453
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,776
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	30	32,836
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	35	39,746

		298,131

Media — 1.3%
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	10	9,791
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	10	10,001
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30 (Call 02/15/25)(b)	30	31,057
4.75%, 03/01/30 (Call 09/01/24)(b)	35	36,498
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,700
5.13%, 05/01/27 (Call 05/01/22)(b)	50	52,384
5.38%, 06/01/29 (Call 06/01/24)(b)	20	21,546
5.50%, 05/01/26 (Call 05/01/21)(b)	25	25,854
5.75%, 02/15/26 (Call 03/29/21)(b)	25	25,826
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	50	56,144
5.05%, 03/30/29 (Call 12/30/28)	20	23,453
Clear Channel Worldwide Holdings Inc., 5.13%, 08/15/27 (Call 08/15/22)(b)	15	15,248
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	10,533
3.15%, 03/01/26 (Call 12/01/25)	25	27,327
3.15%, 02/15/28 (Call 11/15/27)	35	38,295
3.30%, 02/01/27 (Call 11/01/26)	25	27,605
3.40%, 04/01/30 (Call 01/01/30)	50	55,211
4.15%, 10/15/28 (Call 07/15/28)	60	69,853
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	25	27,736
CSC Holdings LLC, 5.38%, 02/01/28 (Call 02/01/23)(b)	200	211,414
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	40	28,298
6.63%, 08/15/27 (Call 08/15/22)(b)(c)	20	10,304
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	35	38,559
4.90%, 03/11/26 (Call 12/11/25)	30	34,616
DISH DBS Corp.
7.38%, 07/01/28 (Call 07/01/23)	10	10,482
7.75%, 07/01/26	20	21,979
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	60	70,409
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	10	10,354
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	10	10,000
5.88%, 07/15/26 (Call 07/15/21)(b)	25	25,914
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	15,315
8.38%, 05/01/27 (Call 05/01/22)	15	15,898
Liberty Interactive LLC, 8.25%, 02/01/30	10	11,557
Meredith Corp., 6.88%, 02/01/26 (Call 03/29/21)	15	15,307
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	15	15,315
5.63%, 07/15/27 (Call 07/15/22)(b)	10	10,561

20	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(b)	$10	$10,179
6.50%, 09/15/28 (Call 09/15/23)(b)	20	21,001
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	5	4,912
5.38%, 01/15/31 (Call 01/15/26)(b)	5	5,078
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(b)	15	15,224
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,038
5.38%, 07/15/26 (Call 07/15/21)(b)	25	25,900
TCI Communications Inc., 7.13%, 02/15/28	5	6,704
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	20	20,470
5.00%, 09/15/29 (Call 09/15/24)	20	20,846
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	11	12,054
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)	5	5,232
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	60	62,069
2.95%, 06/15/27	10	10,950
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(b)	15	15,752
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	15	15,107
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	55	58,303
3.70%, 06/01/28 (Call 03/01/28)	50	55,337
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,160
Walt Disney Co. (The), 2.20%, 01/13/28	40	41,484

		1,595,144

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	10	10,509

Mining — 0.3%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	15	15,840
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(d)	200	218,938
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	25	27,124
4.63%, 08/01/30 (Call 08/01/25)	10	11,047
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	39,296
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	9	9,911
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,724
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	10	10,530
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	5,241
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(b)	25	26,058
5.88%, 09/30/26 (Call 09/30/21)(b)	25	26,076
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	14	19,272

		415,057

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 02/15/23)	10	9,843
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	10	10,681

		20,524

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	5,244
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	16,568

		21,812

Security	Par (000)	Value

Oil & Gas — 1.9%
Antero Resources Corp.
7.63%, 02/01/29 (Call 02/01/24)(b)	$10	$10,657
8.38%, 07/15/26 (Call 01/15/24)(b)	5	5,483
Apache Corp.
4.38%, 10/15/28 (Call 07/15/28)	21	21,570
4.88%, 11/15/27 (Call 05/15/27)	15	15,711
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28 (Call 02/01/24)(b)	5	5,240
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/26 (Call 11/01/21)(b)	5	5,027
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	26,923
3.63%, 04/06/30 (Call 01/06/30)	50	55,884
3.94%, 09/21/28 (Call 06/21/28)	10	11,367
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	16,489
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	38,688
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	10	10,967
Chesapeake Energy Corp., 5.88%, 02/01/29 (Call 02/05/24)(b)	5	5,337
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	60	65,082
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	5,525
3.85%, 01/15/28 (Call 10/15/27)	5	5,704
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	6	6,615
4.38%, 03/15/29 (Call 12/15/28)	10	11,190
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	5	5,237
7.25%, 03/14/27 (Call 03/14/22)(b)	10	10,710
Comstock Resources Inc.
6.75%, 03/01/29 (Call 03/01/24)(b)	15	15,556
9.75%, 08/15/26 (Call 08/15/21)	20	21,845
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(b)	6	6,766
4.30%, 08/15/28 (Call 05/15/28)(b)	40	46,519
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	30	35,203
6.95%, 04/15/29	19	25,901
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	15	15,775
5.75%, 01/15/31 (Call 07/15/30)(b)	10	11,273
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(b)	5	4,956
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	30	31,408
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp.,
7.75%, 12/15/25 (Call 12/15/22)(b)	5	5,360
Ecopetrol SA, 5.38%, 06/26/26 (Call 03/26/26)	100	112,717
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 03/29/21)(b)	5	5,108
5.75%, 01/30/28 (Call 01/30/23)(b)	5	5,288
Eni USA Inc., 7.30%, 11/15/27	5	6,577
EQT Corp.
5.00%, 01/15/29 (Call 07/15/28)	5	5,490
8.50%, 02/01/30 (Call 11/01/29)	25	32,681
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	45	46,031
3.63%, 09/10/28 (Call 06/10/28)	50	56,402
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	20	20,873
3.04%, 03/01/26 (Call 12/01/25)	25	27,170

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	$10	$11,091
7.88%, 10/01/29	5	6,677
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (Call 03/29/21)(b)	10	10,201
5.75%, 02/01/29 (Call 02/01/24)(b)	5	5,099
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	17,073
Indigo Natural Resources LLC, 5.38%, 02/01/29 (Call 02/01/24)(b)	5	4,992
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	28,291
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,827
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	10	9,743
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(b)	10	10,155
7.13%, 02/01/27 (Call 02/01/23)(b)	15	15,746
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(b)	5	4,426
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	1,878
3.40%, 04/15/26 (Call 01/15/26)	25	24,247
3.50%, 08/15/29 (Call 05/15/29)	25	23,905
5.55%, 03/15/26 (Call 12/15/25)	10	10,662
6.13%, 01/01/31 (Call 07/01/30)	15	16,626
6.63%, 09/01/30 (Call 03/01/30)	15	17,164
8.50%, 07/15/27 (Call 01/15/27)	20	23,946
8.88%, 07/15/30 (Call 01/15/30)	10	12,789
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	6	6,629
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,634
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	5	4,689
5.15%, 11/15/29 (Call 08/15/29)	5	4,935
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	10	6,346
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/21)	5	5,125
Petrobras Global Finance BV
6.00%, 01/27/28	200	227,950
8.75%, 05/23/26	50	64,325
Petroleos Mexicanos
6.50%, 03/13/27	200	208,878
6.84%, 01/23/30 (Call 10/23/29)	50	50,716
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	25	24,001
Precision Drilling Corp., 7.13%, 01/15/26 (Call 03/15/21)(b)	5	4,846
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)(b)	10	10,748
Shell International Finance BV
2.50%, 09/12/26	23	24,515
2.88%, 05/10/26	5	5,413
3.88%, 11/13/28 (Call 08/13/28)	20	22,884
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(d)	200	203,520
Southwestern Energy Co.
7.50%, 04/01/26 (Call 04/01/21)	25	26,314
8.38%, 09/15/28 (Call 09/15/23)	5	5,524
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)(b)	15	15,000
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)(b)	5	4,703
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	55	58,632
3.46%, 02/19/29 (Call 11/19/28)	5	5,579
Total Capital SA, 3.88%, 10/11/28	4	4,607

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	$25	$23,464
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	30	32,235
4.00%, 04/01/29 (Call 01/01/29)	20	22,050
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,250
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	22,203
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	15	15,986
5.25%, 10/15/27 (Call 10/15/22)	5	5,351
5.75%, 06/01/26 (Call 06/01/21)	5	5,254

		2,283,149

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/22)(b)	10	10,553
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	5,394
3.34%, 12/15/27 (Call 09/15/27)	15	16,538
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	10	10,281
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	11,188
4.30%, 05/01/29 (Call 02/01/29)(b)	50	56,470
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	10	10,492
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	5	5,257

		126,173

Packaging & Containers — 0.3%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	15	14,523
4.88%, 03/15/26 (Call 12/15/25)	5	5,558
Berry Global Inc.
4.50%, 02/15/26 (Call 03/29/21)(b)	30	30,670
4.88%, 07/15/26 (Call 07/15/22)(b)	20	21,342
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	15	15,858
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	10	10,811
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	10,400
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	10	10,820
Graphic Packaging International LLC
3.50%, 03/15/28(b)	10	10,276
3.50%, 03/01/29 (Call 09/01/28)(b)	5	5,064
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	31,621
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	10	10,448
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(b)	10	10,730
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(b)	10	10,794
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	10,734
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.00%, 10/15/27 (Call 10/15/23)(b)	25	24,900
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(b)	5	5,232
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	5	5,186
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	10	10,623

22	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	$10	$10,987
4.90%, 03/15/29 (Call 12/15/28)	50	60,080

		326,657

Pharmaceuticals — 1.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	15	16,361
3.20%, 11/21/29 (Call 08/21/29)	25	27,019
4.25%, 11/14/28 (Call 08/14/28)	85	98,823
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(b)	10	10,621
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	11,101
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	25	27,704
9.25%, 04/01/26 (Call 04/01/22)(b)	20	22,168
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(b)	10	10,203
5.00%, 02/15/29 (Call 02/15/24)(b)	10	10,151
5.25%, 01/30/30 (Call 01/30/25)(b)	10	10,160
6.25%, 02/15/29 (Call 02/15/24)(b)	20	21,314
7.00%, 01/15/28 (Call 01/15/23)(b)	10	10,808
7.25%, 05/30/29 (Call 05/30/24)(b)	10	11,082
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	25	27,943
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	50	48,082
3.20%, 06/15/26 (Call 04/15/26)	50	55,078
3.40%, 07/26/29 (Call 04/26/29)	50	56,040
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	35	35,570
3.40%, 03/01/27 (Call 12/01/26)	5	5,527
4.38%, 10/15/28 (Call 07/15/28)	60	69,991
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	57	61,339
3.00%, 08/15/26 (Call 06/15/26)	5	5,420
3.25%, 08/15/29 (Call 05/15/29)	30	32,570
3.63%, 04/01/27 (Call 02/01/27)	5	5,559
4.30%, 03/25/28 (Call 12/25/27)	102	117,460
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	50	56,005
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	5	4,389
9.50%, 07/31/27 (Call 07/31/23)(b)	10	11,271
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	46,273
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	26,803
2.95%, 03/03/27 (Call 12/03/26)	10	11,033
6.95%, 09/01/29	10	14,218
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	22,754
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	55	61,695
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	36,957
Novartis Capital Corp., 3.10%, 05/17/27 (Call 02/17/27)	25	27,597
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	55	59,094
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	50	53,046
2.75%, 06/03/26	30	32,553
3.00%, 12/15/26	35	38,795
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	85	92,698
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	25	23,474
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	40	44,682
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(b)	25	25,335

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	$25	$27,281
3.90%, 08/20/28 (Call 05/20/28)	14	15,862

		1,539,909

Pipelines — 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 03/01/22)(b)	10	10,037
7.88%, 05/15/26 (Call 05/15/23)(b)	10	10,885
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 07/15/21)(b)	5	5,116
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	5,679
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	25,274
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	35	40,873
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	20	20,793
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)(b)	15	15,087
4.50%, 10/01/29 (Call 10/01/24)	15	15,787
5.63%, 10/01/26 (Call 10/01/21)	25	25,997
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29 (Call 02/01/24)(b)	10	9,891
DCP Midstream Operating LP
5.63%, 07/15/27 (Call 04/15/27)	15	16,234
8.13%, 08/16/30	5	6,555
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	22	24,033
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	35	39,900
Energy Transfer Operating LP
4.95%, 06/15/28 (Call 03/15/28)	60	68,356
5.25%, 04/15/29 (Call 01/15/29)	10	11,594
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	9,954
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)	10	10,062
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	36,793
3.70%, 02/15/26 (Call 11/15/25)	18	19,972
4.15%, 10/16/28 (Call 07/16/28)	75	86,256
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	20	19,404
4.75%, 01/15/31 (Call 07/15/30)(b)	5	4,810
5.50%, 07/15/28 (Call 04/15/28)	10	10,348
6.50%, 07/01/27 (Call 01/01/27)(b)	10	10,733
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 03/29/21)	10	9,541
7.75%, 02/01/28 (Call 02/01/23)	5	4,940
8.00%, 01/15/27 (Call 10/15/24)	5	5,075
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	5,409
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	20	21,261
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	35	39,956
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	50	49,807
4.25%, 12/01/27 (Call 09/01/27)	15	17,007
4.80%, 02/15/29 (Call 11/15/28)	4	4,655
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)	20	20,626
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 04/15/22)	5	4,102
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	28,477

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
NuStar Logistics LP
6.00%, 06/01/26 (Call 03/01/26)	$10	$10,670
6.38%, 10/01/30 (Call 04/01/30)	5	5,528
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	35	36,586
4.55%, 07/15/28 (Call 04/15/28)	35	39,302
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	15	16,113
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	5	5,117
Rockies Express Pipeline LLC, 4.80%, 05/15/30 (Call 02/15/30)(b)	10	10,406
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	40	44,838
5.00%, 03/15/27 (Call 09/15/26)	15	17,447
5.88%, 06/30/26 (Call 12/31/25)	20	23,858
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26) .	11	12,019
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	10	10,010
6.00%, 12/31/30 (Call 12/31/25)(b)	5	4,987
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.38%, 02/01/27 (Call 02/01/22)	5	5,190
5.50%, 03/01/30 (Call 03/01/25)	10	10,690
6.50%, 07/15/27 (Call 07/15/22)	25	26,945
6.88%, 01/15/29 (Call 01/15/24)	10	11,080
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	5	5,400
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	50	57,009
4.25%, 05/15/28 (Call 02/15/28)	25	28,732
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	10	10,756
4.00%, 03/15/28 (Call 12/15/27)	25	28,076
7.85%, 02/01/26 (Call 11/01/25)	10	12,860
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	25	26,239

		1,231,137

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	30	34,323

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	23,278
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	10	10,849
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,963
5.38%, 08/01/28 (Call 08/01/23)(b)	10	10,514
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	5	5,156
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (Call 01/15/24)(b)	20	20,066
7.63%, 06/15/25 (Call 06/15/22)(b)	5	5,446

		80,272

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	30	33,750
3.95%, 01/15/28 (Call 10/15/27)	5	5,679
American Campus Communities Operating Partnership LP, 3.30%, 07/15/26 (Call 05/15/26)	5	5,464

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	$50	$49,045
2.90%, 01/15/30 (Call 10/15/29)	5	5,256
3.13%, 01/15/27 (Call 10/15/26)	5	5,411
3.55%, 07/15/27 (Call 04/15/27)	5	5,517
4.40%, 02/15/26 (Call 11/15/25)	15	17,010
AvalonBay Communities Inc.
2.95%, 05/11/26 (Call 02/11/26)	10	10,865
3.20%, 01/15/28 (Call 10/15/27)	25	27,294
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	10	10,705
2.90%, 03/15/30 (Call 12/15/29)	25	26,039
4.50%, 12/01/28 (Call 09/01/28)	25	29,130
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	30	33,689
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	10	10,299
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,737
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	5	5,207
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	45	50,028
4.45%, 02/15/26 (Call 11/15/25)	16	18,171
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	10	10,772
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	11,083
3.70%, 08/15/27 (Call 05/15/27)	30	33,734
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27) .	10	9,898
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,744
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	10	10,166
4.75%, 12/15/26 (Call 09/15/26)	5	5,181
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	50	48,968
3.20%, 11/18/29 (Call 08/18/29)	50	53,233
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	10,992
ESH Hospitality Inc., 4.63%, 10/01/27 (Call 10/01/22)(b)	15	15,229
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	5	5,314
3.38%, 04/15/26 (Call 01/15/26)	25	27,540
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	5	5,379
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	7,327
Global Net Lease Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	5	4,984
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	10	11,461
5.38%, 04/15/26 (Call 01/15/26)	30	34,443
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	5	5,003
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	50	52,853
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	5	5,505
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	10	10,953
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	11,356
Iron Mountain Inc.
4.88%, 09/15/29 (Call 09/15/24)(b)	10	10,177
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,453
5.25%, 07/15/30 (Call 07/15/25)(b)	20	20,567

24	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)	$5	$5,135
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	50	51,826
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	5	5,590
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 3.88%, 02/15/29 (Call 11/15/28)(b)	10	10,127
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	11,343
4.20%, 06/15/28 (Call 03/15/28)	10	11,480
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	10	10,756
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	25	27,546
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(b)	10	10,541
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	10	10,409
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	20	22,136
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	10,834
3.65%, 01/15/28 (Call 10/15/27)	5	5,594
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	5,227
3.60%, 02/01/27 (Call 11/01/26)	5	5,477
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	5	5,075
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)(b)	30	29,157
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	25	23,288
5.50%, 12/15/27 (Call 09/15/27)	5	5,351
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	10	10,157
3.38%, 12/01/27 (Call 09/01/27)	48	52,813
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	50	55,379
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	5	5,620
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	5	5,617
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,797
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(b)	10	10,086
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	31	35,422
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	10	11,206
4.88%, 06/01/26 (Call 03/01/26)	5	5,814
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(b)	10	10,142
4.13%, 08/15/30 (Call 02/15/25)(b)	5	5,211
4.63%, 12/01/29 (Call 12/01/24)(b)	25	26,224
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	50,945
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	52,827
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	25	28,459
6.95%, 10/01/27	5	6,477

		1,437,699

Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	5	4,922
4.00%, 10/15/30 (Call 10/15/25)(b)	45	43,882
4.38%, 01/15/28 (Call 11/15/22)(b)	20	20,376
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	5	5,270

Security	Par (000)	Value

Retail (continued)
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	$20	$22,049
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	5	5,176
4.75%, 03/01/30 (Call 03/01/25)	10	10,515
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	28,149
BCPE Ulysses Intermediate Inc. (8.50% PIK), 7.75%, 04/01/27 (Call 04/01/23)(b)(e)	5	5,087
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,806
Carvana Co., 5.88%, 10/01/28 (Call 10/01/23)(b)	5	5,263
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	10,074
3.00%, 05/18/27 (Call 02/18/27)	5	5,497
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	21,822
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	40	45,252
4.13%, 05/01/28 (Call 02/01/28)	5	5,741
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	40,189
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(b)	5	5,193
Gap Inc. (The), 8.88%, 05/15/27 (Call 05/15/23)(b)	15	17,567
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	5	5,074
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	15	15,796
2.80%, 09/14/27 (Call 06/14/27)	50	54,444
2.95%, 06/15/29 (Call 03/15/29)	25	27,160
IRB Holding Corp., 6.75%, 02/15/26 (Call 03/29/21)(b)	10	10,336
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	25,841
L Brands Inc.
6.63%, 10/01/30 (Call 10/01/25)(b)	10	11,203
6.69%, 01/15/27	5	5,638
9.38%, 07/01/25(b)	10	12,388
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	5	5,070
Lithia Motors Inc., 4.38%, 01/15/31 (Call 10/15/25)(b)	10	10,501
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5	5,312
3.10%, 05/03/27 (Call 02/03/27)	8	8,806
3.65%, 04/05/29 (Call 01/05/29)	60	67,326
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	50	50,278
3.50%, 03/01/27 (Call 12/01/26)	5	5,561
3.70%, 01/30/26 (Call 10/30/25)	30	33,523
3.80%, 04/01/28 (Call 01/01/28)	15	16,984
Michaels Stores Inc.
4.75%, 10/01/27 (Call 10/01/23)(b)	5	5,112
8.00%, 07/15/27 (Call 07/15/22)(b)	9	9,609
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	25	26,383
Nordstrom Inc.
4.38%, 04/01/30 (Call 01/01/30)	5	4,858
6.95%, 03/15/28	5	5,625
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	29	33,610
Park River Holdings Inc., 5.63%, 02/01/29 (Call 02/01/24)(b)	5	4,906
Penske Automotive Group Inc., 5.50%, 05/15/26 (Call 05/15/21)	5	5,157
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	10	10,288
4.75%, 02/15/27 (Call 11/15/26)	5	5,269
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(b)	10	10,532
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	10	10,353

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	$25	$25,061
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	5	5,297
3.50%, 03/01/28 (Call 12/01/27)	6	6,686
3.55%, 08/15/29 (Call 05/15/29)	50	55,976
4.00%, 11/15/28 (Call 08/15/28)	5	5,756
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	10,435
2.50%, 04/15/26	10	10,751
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	25	28,711
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	35	38,518
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	5	5,265
3.25%, 07/08/29 (Call 04/08/29)	10	11,177
3.70%, 06/26/28 (Call 03/26/28)	60	68,776
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	5,317
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(b)	10	10,464

		1,098,963

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	5	5,426
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	5	5,573
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	25	26,861
3.88%, 01/15/27 (Call 10/15/26)	60	65,779
Broadcom Inc.
4.25%, 04/15/26 (Call 02/15/26)	60	67,228
4.75%, 04/15/29 (Call 01/15/29)	10	11,453
5.00%, 04/15/30 (Call 01/15/30)	60	69,865
Entegris Inc., 4.63%, 02/10/26 (Call 03/08/21)(b)	5	5,165
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	30	32,139
3.90%, 03/25/30 (Call 12/25/29)	50	58,094
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	40,501
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	35	42,229
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)(b)	50	54,378
3.88%, 06/18/26 (Call 04/18/26)(b)	5	5,557
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	10,429
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10	10,775
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	35,525
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	10,305
2.90%, 11/03/27 (Call 08/03/27)	5	5,480

		562,762

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	35	38,662

Software — 0.5%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5	5,566
3.40%, 06/15/27 (Call 03/15/27)	20	22,278
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5	5,250
2.30%, 02/01/30 (Call 11/01/29)	10	10,335
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	22,237
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	10	9,927

Security	Par (000)	Value

Software (continued)
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	$5	$5,268
3.40%, 06/27/26 (Call 03/27/26)	6	6,606
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(b)	15	15,446
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,649
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	15	15,572
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,478
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(b)	3	3,217
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(b)	6	6,722
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	5	5,821
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	12	13,144
3.75%, 05/21/29 (Call 02/21/29)	50	56,338
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	50	55,079
J2 Global Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	10	10,373
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	50	53,441
3.30%, 02/06/27 (Call 11/06/26)	45	50,207
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(b)	20	21,201
4.75%, 08/01/26 (Call 08/01/21)(b)	5	5,164
5.38%, 05/15/27 (Call 05/15/22)(b)	10	10,677
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	15	15,678
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(b)	5	5,172
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	15,592
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	50	53,509
3.25%, 11/15/27 (Call 08/15/27)	50	55,240
Rackspace Technology Global Inc., 5.38%, 12/01/28 (Call 12/01/23)(b)	5	5,162
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	22,781
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	20	21,117
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	33,282

		653,529

Telecommunications — 1.0%
AT&T Inc.
3.80%, 02/15/27 (Call 11/15/26)	10	11,227
4.10%, 02/15/28 (Call 11/15/27)	60	68,408
4.13%, 02/17/26 (Call 11/17/25)	50	56,551
4.30%, 02/15/30 (Call 11/15/29)	50	57,269
4.35%, 03/01/29 (Call 12/01/28)	30	34,603
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	15	16,142
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	40	42,939
2.95%, 02/28/26	5	5,452
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/22)(b)	10	10,512
7.13%, 07/01/28 (Call 07/01/23)(b)	10	10,487
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 03/15/22)(b)	10	9,797
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	25	25,922
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(b)	5	5,360
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(b)	15	15,447

26	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares®® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.88%, 10/15/27 (Call 10/15/23)(b)	$15	$16,035
6.75%, 05/01/29 (Call 05/01/24)(b)	15	15,709
Hughes Satellite Systems Corp.
5.25%, 08/01/26	25	27,750
6.63%, 08/01/26	5	5,583
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	5	5,383
3.63%, 01/15/29 (Call 01/15/24)(b)	20	19,585
3.75%, 07/15/29 (Call 01/15/24)(b)	15	14,956
4.25%, 07/01/28 (Call 07/01/23)(b)	15	15,213
4.63%, 09/15/27 (Call 09/15/22)(b)	10	10,356
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	15	15,678
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	15	15,335
4.50%, 01/15/29 (Call 01/15/24)(b)	25	24,932
Series G, 6.88%, 01/15/28	10	11,307
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	10	11,665
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(b)	5	5,088
Sprint Capital Corp., 6.88%, 11/15/28	25	31,629
Sprint Corp., 7.63%, 03/01/26 (Call 11/01/25)	15	18,402
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(b)	10	10,194
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	5	5,176
6.50%, 10/15/27 (Call 10/15/22)(b)	5	5,161
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	16,300
3.70%, 09/15/27 (Call 06/15/27)	5	5,676
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 02/15/24)	10	9,775
3.88%, 04/15/30 (Call 01/15/30)(b)	125	138,054
4.50%, 02/01/26 (Call 03/08/21)	10	10,214
4.75%, 02/01/28 (Call 02/01/23)	25	26,451
5.38%, 04/15/27 (Call 04/15/22)	5	5,294
6.50%, 01/15/26 (Call 03/08/21)	25	25,825
Verizon Communications Inc.
2.63%, 08/15/26	10	10,673
4.02%, 12/03/29 (Call 09/03/29)	50	57,298
4.13%, 03/16/27	75	86,533
4.33%, 09/21/28	54	62,843
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(b)	10	10,480
Vodafone Group PLC
4.38%, 05/30/28	50	58,577
7.00%, 04/04/79 (Call 01/04/29)(a)	25	29,944
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	15	15,368
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/29/21)(b)	20	19,904
6.13%, 03/01/28 (Call 03/01/23)(b)	10	10,323

		1,254,785

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2	2,174
3.90%, 11/19/29 (Call 08/19/29)	25	27,517

		29,691

Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	11,307
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	5	5,505

Security	Par (000)	Value

Transportation (continued)
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	$5	$5,370
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	5	5,172
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	5,736
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	60	67,730
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	21	23,166
4.20%, 10/17/28 (Call 07/17/28)	5	5,812
4.25%, 05/15/30 (Call 02/15/30)	25	29,094
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	5	5,629
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	5	5,219
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	10,465
3.80%, 08/01/28 (Call 05/01/28)	15	17,060
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	15	16,220
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	15	15,702
2.40%, 02/05/30 (Call 11/05/29)	10	10,329
2.75%, 03/01/26 (Call 12/01/25)	25	26,826
3.95%, 09/10/28 (Call 06/10/28)	20	22,928
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	5	5,252
3.05%, 11/15/27 (Call 08/15/27)	5	5,541
4.45%, 04/01/30 (Call 01/01/30)	35	42,150

		342,213

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
9.75%, 08/01/27 (Call 08/01/23)(b)	5	5,700
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	27,326
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26 (Call 08/15/26)(b)	25	27,411
4.45%, 01/29/26 (Call 11/29/25)(b)	5	5,692

		66,129

Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	5	5,669

Total Corporate Bonds & Notes — 27.0% (Cost: $31,761,829)		33,372,377

Foreign Government Obligations(f)

Argentina — 0.1%
Argentina Bonar Bonds
0.13%, 07/09/30(g)	130	45,699
1.00%, 07/09/29	30	11,199
Argentine Republic Government International Bond
0.13%, 07/09/30 (Call 03/29/21)(g)	180	65,639
1.00%, 07/09/29 (Call 03/29/21)	41	16,122

		138,659

Bahrain — 0.2%
CBB International Sukuk Programme Co. SPC, 4.50%, 03/30/27(d)	200	208,052

Brazil — 0.2%
Brazilian Government International Bond, 4.63%, 01/13/28 (Call 10/13/27)	200	216,216

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada — 0.2%
Province of Alberta Canada, 3.30%, 03/15/28	$40	$44,827
Province of British Columbia Canada, 2.25%, 06/02/26	5	5,340
Province of New Brunswick Canada, 3.63%, 02/24/28	15	17,141
Province of Ontario Canada, 2.50%, 04/27/26	55	59,240
Province of Quebec Canada
2.50%, 04/20/26	10	10,781
2.75%, 04/12/27	50	54,816
Series PD, 7.50%, 09/15/29	10	14,537

		206,682

China — 0.2%
Export-Import Bank of China (The), 3.38%, 03/14/27(d)	200	219,798

Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	199,094

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(d)	100	112,743

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	12	4,946
0.50%, 07/31/30(d)(g)	38	22,445

		27,391

Egypt — 0.2%
Egypt Government International Bond, 5.88%, 06/11/25(d)	200	214,156

Indonesia — 0.4%
Indonesia Government International Bond, 3.85%, 07/18/27(d)	200	222,752
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/26(d)	200	227,056

		449,808

Italy — 0.1%
Republic of Italy Government International Bond, 1.25%, 02/17/26	200	197,014

Mexico — 0.2%
Mexico Government International Bond, 4.50%, 04/22/29	200	224,762

Oman — 0.2%
Oman Government International Bond, 4.75%, 06/15/26(d)	200	204,202

Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	48	66,796
9.38%, 04/01/29	46	67,947

		134,743

Peru — 0.1%
Peruvian Government International Bond, 2.84%, 06/20/30	100	103,807

Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	215,080

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	25	28,019

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(d)	200	237,296

Russia — 0.2%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(d)	200	226,258

Security	Par (000)	Value

Saudi Arabia — 0.4%
KSA Sukuk Ltd., 2.97%, 10/29/29(d)	$200	$212,448
Saudi Government International Bond, 2.90%, 10/22/25(d)	300	321,393

		533,841

South Africa — 0.2%
Republic of South Africa Government International Bond, 4.85%, 09/30/29	200	202,624

Supranational — 0.7%
Asian Development Bank
1.75%, 09/19/29	45	46,234
1.88%, 01/24/30	5	5,179
2.00%, 04/24/26	10	10,574
2.50%, 11/02/27	35	37,943
2.63%, 01/12/27	30	32,787
2.75%, 01/19/28	20	22,018
European Investment Bank
0.00%, 11/06/26(h)	30	28,365
1.63%, 10/09/29	50	50,838
2.13%, 04/13/26	25	26,627
2.38%, 05/24/27	5	5,406
Inter-American Development Bank
1.13%, 01/13/31	300	288,201
2.25%, 06/18/29	55	58,610
2.38%, 07/07/27	35	37,594
3.13%, 09/18/28	55	62,211
International Bank for Reconstruction & Development
0.88%, 05/14/30	100	94,975
1.75%, 10/23/29	50	51,428

		858,990

Turkey — 0.2%
Turkey Government International Bond
4.25%, 04/14/26	200	196,004
11.88%, 01/15/30(c)	50	71,428

		267,432

Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 09/01/25(d)	150	163,119

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 2.50%, 09/30/29(d)	200	208,284
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	206,866

		415,150

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	25	28,510

Total Foreign Government Obligations — 4.9% (Cost: $5,774,455)		6,033,446

Municipal Debt Obligations

California — 0.0%
State of California GO, 2.50%, 10/01/29	50	53,336
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	9,970

		63,306

Total Municipal Debt Obligations — 0.0% (Cost: $62,454)		63,306

28	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 50.6%
Federal Home Loan Mortgage Corp.
1.50%, 03/16/36(i)	$125		$126,368
2.00%, 02/01/36	74		77,514
2.00%, 02/01/51	158		160,202
2.50%, 01/01/33	15		15,836
2.50%, 11/01/50	74		76,815
2.50%, 01/01/51	225		234,432
3.00%, 03/01/46	224		236,811
3.00%, 07/01/46	14		14,615
3.00%, 08/01/46	99		105,164
3.00%, 09/01/46	60		64,414
3.00%, 10/01/46	32		34,558
3.00%, 12/01/46	331		350,507
3.00%, 01/01/47	54		57,632
3.00%, 02/01/47	172		182,079
3.00%, 06/01/47	118		127,033
3.00%, 08/01/47	21		22,344
3.00%, 09/01/47	42		44,741
3.00%, 10/01/47	34		36,359
3.50%, 06/01/34	19		20,743
3.50%, 03/01/38	103		109,717
3.50%, 10/01/42	74		79,535
3.50%, 10/01/44	37		39,336
3.50%, 03/01/46	162		175,657
3.50%, 12/01/46	24		25,901
3.50%, 01/01/47	34		36,049
3.50%, 04/01/47	71		75,103
3.50%, 07/01/47	63		67,313
3.50%, 08/01/47	10		10,157
3.50%, 09/01/47	123		132,537
3.50%, 12/01/47	9		10,012
3.50%, 02/01/48	135		143,381
3.50%, 03/01/48	60		63,400
3.50%, 05/01/48	41		44,130
3.50%, 04/01/49	108		116,636
3.50%, 05/01/49	17		18,852
3.50%, 06/01/49	32		34,776
4.00%, 09/01/45	24		26,804
4.00%, 02/01/46	175		191,418
4.00%, 10/01/46	12		13,093
4.00%, 10/01/47	5		5,907
4.00%, 01/01/48	51		55,046
4.00%, 02/01/48	21		22,511
4.00%, 06/01/48	42		46,502
4.00%, 12/01/48	31		33,303
4.00%, 01/01/49	0	(j)	271
4.00%, 01/01/49	10		10,521
4.50%, 10/01/48	44		49,437
4.50%, 01/01/49	31		33,603
5.00%, 12/01/41	361		409,696
Federal National Mortgage Association
2.00%, 12/01/35	50		51,297
2.00%, 02/01/36	149		154,381
2.00%, 09/01/50	400		404,817
2.00%, 01/01/51	300		304,704
2.00%, 02/01/51	850		861,241
2.00%, 03/01/51	575		582,404
2.50%, 10/01/35	49		51,304

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/01/50	$171	$177,893
2.50%, 12/01/50	1,111	1,151,143
2.50%, 01/01/51	250	259,176
2.50%, 02/01/51	100	103,629
3.00%, 02/01/47	47	50,970
3.00%, 05/01/50	224	234,213
3.00%, 10/01/50	97	103,273
3.50%, 02/01/34	43	47,159
3.50%, 06/01/50	4,056	4,354,751
3.50%, 11/01/51	460	502,326
4.00%, 02/01/47	48	52,623
4.00%, 02/01/57	35	39,171
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	280	327,177
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	88	95,438
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	35	37,336
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	100	110,980
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	175	204,539
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	100	116,814
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	100	114,407
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	70	76,978
Government National Mortgage Association
1.50%, 03/18/51(i)	275	272,325
2.00%, 03/18/51(i)	1,500	1,522,441
2.50%, 12/20/46	73	75,684
2.50%, 01/20/47	35	36,567
2.50%, 08/20/50	248	257,792
2.50%, 09/20/50	344	357,129
2.50%, 12/20/50	124	128,958
2.50%, 01/20/51	324	336,403
2.50%, 02/20/51	150	155,685
2.50%, 03/18/51(i)	653	677,998
2.50%, 04/21/51(i)	950	984,289
3.00%, 05/20/45	152	160,520
3.00%, 07/20/45	127	134,585
3.00%, 10/20/45	14	14,520
3.00%, 11/20/45	427	452,062
3.00%, 12/20/45	39	41,461
3.00%, 01/20/46	22	22,786
3.00%, 02/20/46	49	51,547
3.00%, 03/20/46	28	29,903
3.00%, 05/20/46	62	64,966
3.00%, 06/20/46	44	46,692
3.00%, 07/20/46	37	39,570
3.00%, 08/20/46	200	211,406
3.00%, 09/20/46	121	127,381
3.00%, 11/20/46	60	63,530
3.00%, 12/20/46	177	186,434
3.00%, 02/20/47	37	38,661
3.00%, 06/20/47	58	60,897
3.00%, 11/20/47	249	263,430
3.00%, 12/20/47	271	285,719
3.00%, 01/20/48	122	129,101
3.00%, 02/20/48	42	44,080
3.00%, 04/20/49	782	826,225
3.00%, 09/20/49	38	40,017
3.00%, 01/20/50	266	277,897
3.00%, 02/20/50	311	324,373
3.00%, 06/20/50	7	7,692
3.00%, 08/20/50	267	278,484

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/51	$16	$16,559
3.00%, 03/18/51(i)	25	26,023
3.50%, 09/20/42	366	398,418
3.50%, 10/20/42	15	16,546
3.50%, 12/20/42	296	322,024
3.50%, 04/20/43	109	118,491
3.50%, 11/20/45	83	89,825
3.50%, 12/20/45	8	8,804
3.50%, 03/20/46	97	104,422
3.50%, 04/20/46	45	48,702
3.50%, 06/20/46	165	176,804
3.50%, 12/20/46	40	42,458
3.50%, 01/20/47	11	11,851
3.50%, 02/20/47	28	29,943
3.50%, 03/20/47	13	14,075
3.50%, 09/20/47	44	46,485
3.50%, 11/20/47	69	73,833
3.50%, 12/15/47	74	81,043
3.50%, 02/20/48	41	43,507
3.50%, 04/20/48	94	102,475
3.50%, 08/20/48	89	94,715
3.50%, 01/20/49	37	39,300
3.50%, 03/20/50	128	135,903
3.50%, 05/20/50	270	285,617
3.50%, 08/20/50	1,034	1,111,794
4.00%, 04/20/47	194	210,240
4.00%, 06/20/47	127	136,848
4.00%, 07/20/47	354	382,435
4.00%, 11/20/47	71	76,404
4.00%, 03/20/48	99	107,100
4.00%, 04/20/48	49	52,179
4.00%, 05/15/48	30	31,713
4.00%, 05/20/48	119	128,377
4.00%, 08/20/48	125	134,357
4.00%, 09/20/48	49	52,839
4.00%, 11/20/48	265	285,039
4.00%, 02/20/50	207	220,873
4.00%, 03/18/51(i)	83	88,804
4.50%, 10/20/46	81	90,910
4.50%, 06/20/47	11	11,808
4.50%, 04/20/48	32	34,706
4.50%, 06/20/48	16	16,939
4.50%, 08/20/48	120	129,681
4.50%, 10/20/48	244	262,898
4.50%, 12/20/48	54	58,640
4.50%, 03/20/49	23	24,951
4.50%, 06/20/49	215	231,411
4.50%, 07/20/49	61	66,156
4.50%, 08/20/49	14	15,412
5.00%, 04/20/48	33	36,532
5.00%, 05/20/48	68	74,461
5.00%, 11/20/48	14	15,243
5.00%, 12/20/48	84	91,956
5.00%, 01/20/49	122	133,120
5.00%, 05/20/49	11	11,638
5.00%, 03/18/51(i)	237	259,237
Uniform Mortgage-Backed Securities
1.50%, 03/11/51(i)	650	638,600
1.50%, 04/14/51(i)	125	122,561
2.00%, 03/16/36(i)	200	206,939

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 03/11/51(i)	$4,716	$4,763,713
2.00%, 04/14/51(i)	1,225	1,234,786
2.50%, 04/01/32	46	48,696
2.50%, 07/01/35	47	49,544
2.50%, 10/01/35	48	51,373
2.50%, 03/16/36(i)	174	181,934
2.50%, 04/01/47	53	54,960
2.50%, 06/01/50	71	74,574
2.50%, 07/01/50	96	100,710
2.50%, 08/01/50	148	154,721
2.50%, 09/01/50	840	876,000
2.50%, 10/01/50	1,209	1,256,696
2.50%, 11/01/50	1,607	1,669,974
2.50%, 03/11/51(i)	200	207,344
2.50%, 04/14/51(i)	75	77,594
3.00%, 03/01/30	69	72,528
3.00%, 01/01/31	52	55,390
3.00%, 02/01/31	15	15,742
3.00%, 02/01/32	15	16,438
3.00%, 06/01/32	14	14,853
3.00%, 11/01/32	15	16,801
3.00%, 12/01/32	14	14,561
3.00%, 01/01/33	14	14,738
3.00%, 02/01/33	15	15,771
3.00%, 09/01/34	124	133,373
3.00%, 12/01/34	118	124,441
3.00%, 03/16/36(i)	214	225,937
3.00%, 11/01/42	9	9,268
3.00%, 09/01/43	10	10,822
3.00%, 01/01/44	15	16,244
3.00%, 10/01/44	178	190,158
3.00%, 03/01/45	91	97,226
3.00%, 05/01/45	43	46,054
3.00%, 07/01/46	573	606,443
3.00%, 08/01/46	41	43,716
3.00%, 11/01/46	396	419,110
3.00%, 12/01/46	252	266,467
3.00%, 01/01/47	104	109,999
3.00%, 02/01/47	331	350,198
3.00%, 03/01/47	191	201,959
3.00%, 07/01/47	94	99,580
3.00%, 08/01/47	14	14,348
3.00%, 12/01/47	85	89,757
3.00%, 03/01/48	34	35,466
3.00%, 11/01/48	126	132,349
3.00%, 09/01/49	189	200,860
3.00%, 11/01/49	16	16,909
3.00%, 12/01/49	1,053	1,101,064
3.00%, 02/01/50	355	373,119
3.00%, 03/01/50	122	129,150
3.00%, 04/01/50	268	281,572
3.00%, 05/01/50	47	49,943
3.00%, 07/01/50	526	553,417
3.00%, 08/01/50	1,368	1,436,513
3.00%, 09/01/50	183	192,570
3.50%, 03/01/33	16	17,867
3.50%, 04/01/33	26	27,993
3.50%, 05/01/33	16	17,054
3.50%, 07/01/34	30	32,289
3.50%, 08/01/34	21	22,454

30	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/16/36(i)	$68	$72,508
3.50%, 02/01/45	18	19,967
3.50%, 01/01/46	26	28,728
3.50%, 03/01/46	86	92,936
3.50%, 07/01/46	14	14,986
3.50%, 08/01/46	506	544,345
3.50%, 10/01/46	115	123,671
3.50%, 12/01/46	95	102,632
3.50%, 01/01/47	123	132,790
3.50%, 02/01/47	42	45,126
3.50%, 05/01/47	27	28,941
3.50%, 08/01/47	28	30,167
3.50%, 11/01/47	17	18,728
3.50%, 01/01/48	236	253,325
3.50%, 02/01/48	277	296,173
3.50%, 03/01/48	11	11,585
3.50%, 04/01/48	83	88,844
3.50%, 05/01/48	20	21,976
3.50%, 06/01/48	70	74,047
3.50%, 11/01/48	25	26,144
3.50%, 01/01/49	117	124,386
3.50%, 04/01/49	18	19,211
3.50%, 06/01/49	168	183,336
3.50%, 07/01/49	259	275,915
3.50%, 11/01/49	161	171,097
3.50%, 02/01/50	230	243,766
3.50%, 03/01/50	84	88,966
3.50%, 05/01/50	145	154,579
4.00%, 07/01/32	17	17,739
4.00%, 05/01/33	14	15,009
4.00%, 06/01/33	13	14,008
4.00%, 07/01/33	9	9,740
4.00%, 12/01/33	41	43,564
4.00%, 03/16/36(i)	44	46,835
4.00%, 06/01/38	12	13,456
4.00%, 01/01/45	77	85,106
4.00%, 03/01/45	15	16,184
4.00%, 06/01/45	30	33,487
4.00%, 06/01/46	128	142,496
4.00%, 07/01/46	436	475,017
4.00%, 10/01/46	16	17,713
4.00%, 02/01/47	12	13,014
4.00%, 08/01/47	10	10,564
4.00%, 09/01/47	85	92,529
4.00%, 10/01/47	85	95,476
4.00%, 01/01/48	101	108,691
4.00%, 09/01/48	9	10,012
4.00%, 10/01/48	53	56,515
4.00%, 11/01/48	65	69,487
4.00%, 12/01/48	33	35,951
4.00%, 01/01/49	21	23,089
4.00%, 02/01/49	19	20,775
4.00%, 03/01/49	65	70,513
4.00%, 04/01/49	83	91,770
4.00%, 05/01/49	49	54,371
4.00%, 06/01/49	113	122,678
4.00%, 07/01/49	84	93,211
4.00%, 08/01/49	182	196,073
4.00%, 11/01/49	79	84,721
4.00%, 12/01/49	55	59,388

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/50	$15	$15,736
4.00%, 04/01/50	614	671,604
4.00%, 05/01/50	144	156,568
4.00%, 06/01/50	159	173,175
4.00%, 03/11/51(i)	1,795	1,928,643
4.00%, 04/14/51(i)	350	376,351
4.50%, 01/01/44	216	237,264
4.50%, 02/01/46	28	31,911
4.50%, 04/01/47	15	16,314
4.50%, 10/01/47	31	34,315
4.50%, 03/01/48	22	24,417
4.50%, 06/01/48	20	22,024
4.50%, 07/01/48	7	7,921
4.50%, 08/01/48	53	58,735
4.50%, 10/01/48	87	95,538
4.50%, 11/01/48	111	121,151
4.50%, 12/01/48	140	153,506
4.50%, 01/01/49	48	52,709
4.50%, 02/01/49	184	200,604
4.50%, 04/01/49	170	187,906
4.50%, 05/01/49	75	82,654
4.50%, 07/01/49	39	42,181
4.50%, 08/01/49	41	44,260
4.50%, 03/11/51(i)	1,020	1,109,557
5.00%, 03/01/48	9	10,108
5.00%, 04/01/48	38	41,995
5.00%, 05/01/48	24	26,403
5.00%, 07/01/48	37	40,912
5.00%, 01/01/49	27	30,318
5.00%, 04/01/49	41	46,323
5.00%, 03/11/51(i)	624	690,575
5.50%, 01/01/47	22	25,883
6.00%, 02/01/49	49	57,624

		62,607,121

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
2.75%, 12/13/24	50	54,260
3.00%, 03/10/28	60	67,130
3.13%, 06/13/25	135	148,889
Federal National Mortgage Association, 1.88%, 09/24/26	75	79,028
Tennessee Valley Authority
2.88%, 09/15/24	25	27,075
Series A, 2.88%, 02/01/27	25	27,736

		404,118

U.S. Government Obligations — 17.1%
U.S. Treasury Note/Bond
0.63%, 12/31/27	1,300	1,260,594
0.63%, 05/15/30	3,500	3,281,797
0.75%, 01/31/28(c)	1,500	1,465,313
0.88%, 11/15/30(c)	1,500	1,431,797
1.13%, 02/15/31	250	243,945
1.50%, 08/15/26	1,025	1,062,316
1.63%, 05/15/26	500	522,070
1.63%, 08/15/29(c)	735	756,706
1.75%, 12/31/26	245	257,001
1.75%, 11/15/29(c)	350	363,727
2.00%, 11/15/26	750	797,168
2.13%, 05/31/26	600	641,906
2.25%, 03/31/26	230	247,448

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$475		$511,775
2.25%, 08/15/27	300		323,320
2.25%, 11/15/27	135		145,441
2.38%, 05/15/27	475		515,635
2.38%, 05/15/29	700		762,234
2.63%, 01/31/26	600		656,016
2.63%, 02/15/29	840		930,300
2.75%, 02/15/28	775		861,219
2.88%, 05/15/28	950		1,065,336
2.88%, 08/15/28	950		1,066,820
3.13%, 11/15/28	540		617,119
5.25%, 02/15/29	550		719,125
6.00%, 02/15/26	100		125,695
6.50%, 11/15/26	60		78,774
6.63%, 02/15/27	350		466,566

			21,177,163

Total U.S. Government Agency Obligations — 68.0% (Cost: $82,627,260)			84,188,402

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(k)	0	(j)	5,499

Total Warrants — 0.0% (Cost $1,703)			5,499

Short-Term Investments

Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.12%(l)(m)	15,656		15,665,418
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(l)(m)(n)	4,204		4,204,374

			19,869,792

Total Short-Term Investments — 16.1% (Cost: $19,864,409)			19,869,792

Total Investments Before TBA Sales Commitments — 117.8% (Cost: $142,198,104)			145,753,390

Security	Par (000)	Value

TBA Sales Commitments(i)

Mortgage-Backed Securities — (3.2)%
Uniform Mortgage-Backed Securities
1.50%, 03/11/51	$(125)	$(122,808)
2.00%, 03/11/51	(3,350)	(3,383,893)
2.50%, 03/11/51	(129)	(133,737)
4.00%, 03/11/51	(350)	(376,058)

		(4,016,496)

Total TBA Sales Commitments — (3.2)% (Proceeds: $(4,034,839))		(4,016,496)

Total Investments, Net of TBA Sales Commitments — 114.6% (Cost: $138,163,265)		141,736,894

Other Assets, Less Liabilities — (14.6)%		(18,007,237)

Net Assets — 100.0%		$123,729,657

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Zero-coupon bond.
(i)	TBA transaction.
(j)	Rounds to less than 1,000.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,984,251	$—		$(4,314,359	)(a)	$(3,067)	$(1,407)	$15,665,418	15,656	$106,898		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	394,171	3,810,203	(a)	—		—	—	4,204,374	4,204	3,357	(b)	—

						$(3,067)	$(1,407)	$19,869,792		$110,255		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

32	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 5-10 Year USD Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$2,220,568	$—	$2,220,568
Corporate Bonds & Notes	—	33,372,377	—	33,372,377
Foreign Government Obligations	—	6,033,446	—	6,033,446
Municipal Debt Obligations	—	63,306	—	63,306
U.S. Government & Agency Obligations	—	84,188,402	—	84,188,402
Warrants	—	5,499	—	5,499
Money Market Funds	19,869,792	—	—	19,869,792

	19,869,792	125,883,598	—	145,753,390

Liabilities
TBA Sales Commitments	—	(4,016,496)	—	(4,016,496)

	$19,869,792	$121,867,102	$—	$141,736,894

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$63,286

Aerospace & Defense — 1.3%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	60	74,397
BAE Systems PLC, 5.80%, 10/11/41(a)	10	13,922
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	115	113,131
3.38%, 06/15/46 (Call 12/15/45)	107	98,048
3.55%, 03/01/38 (Call 09/01/37)	130	127,884
3.60%, 05/01/34 (Call 02/01/34)	100	102,490
3.65%, 03/01/47 (Call 09/01/46)	20	19,163
3.75%, 02/01/50 (Call 08/01/49)	150	146,811
3.85%, 11/01/48 (Call 05/01/48)	55	53,772
3.90%, 05/01/49 (Call 11/01/48)	45	44,652
3.95%, 08/01/59 (Call 02/01/59)	10	9,825
5.71%, 05/01/40 (Call 11/01/39)	135	169,771
5.81%, 05/01/50 (Call 11/01/49)	280	361,012
5.88%, 02/15/40	85	104,564
5.93%, 05/01/60 (Call 11/01/59)	285	374,487
6.13%, 02/15/33	50	62,373
6.63%, 02/15/38	25	32,289
6.88%, 03/15/39	90	121,747
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	31	35,195
4.25%, 04/01/40 (Call 10/01/39)	90	110,150
4.25%, 04/01/50 (Call 10/01/49)	85	105,938
Howmet Aerospace Inc., 5.95%, 02/01/37	55	66,161
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	31,388
5.05%, 04/27/45 (Call 10/27/44)	65	84,552
6.15%, 12/15/40	20	28,731
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	29,071
3.60%, 03/01/35 (Call 09/01/34)	85	97,599
3.80%, 03/01/45 (Call 09/01/44)	40	45,739
4.07%, 12/15/42	110	131,277
4.09%, 09/15/52 (Call 03/15/52)	72	86,447
4.50%, 05/15/36 (Call 11/15/35)	66	82,296
4.70%, 05/15/46 (Call 11/15/45)	202	259,093
5.72%, 06/01/40	25	34,557
Series B, 6.15%, 09/01/36	70	101,107
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	110	123,119
4.03%, 10/15/47 (Call 04/15/47)	103	117,883
4.75%, 06/01/43	88	110,568
5.05%, 11/15/40	35	45,455
5.15%, 05/01/40 (Call 11/01/39)	20	26,056
5.25%, 05/01/50 (Call 11/01/49)	135	184,047
Northrop Grumman Systems Corp., 7.75%, 02/15/31	30	44,209
Raytheon Technologies Corp.
3.13%, 07/01/50 (Call 01/01/50)	50	49,999
3.75%, 11/01/46 (Call 05/01/46)	125	136,945
4.05%, 05/04/47 (Call 11/04/46)	55	63,088
4.15%, 05/15/45 (Call 11/16/44)	74	85,760
4.35%, 04/15/47 (Call 10/15/46)	70	83,270
4.45%, 11/16/38 (Call 05/16/38)	70	84,172
4.50%, 06/01/42	270	331,093
4.63%, 11/16/48 (Call 05/16/48)	105	129,879

Security	Par (000)	Value

Aerospace & Defense (continued)
4.70%, 12/15/41	$50	$61,785
4.80%, 12/15/43 (Call 06/15/43)	80	98,734
4.88%, 10/15/40	61	77,436
5.40%, 05/01/35	145	190,529
5.70%, 04/15/40	45	61,796
6.05%, 06/01/36	40	55,830
6.13%, 07/15/38	139	195,647

		5,716,939

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	123	119,738
4.25%, 08/09/42	158	164,982
4.45%, 05/06/50 (Call 11/06/49)	75	79,453
4.50%, 05/02/43	60	65,011
5.38%, 01/31/44	131	157,724
5.80%, 02/14/39 (Call 08/14/38)	81	100,735
5.95%, 02/14/49 (Call 08/14/48)	170	216,826
6.20%, 02/14/59 (Call 08/14/58)	22	28,588
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	64,019
4.02%, 04/16/43	70	83,238
4.50%, 03/15/49 (Call 09/15/48)	70	92,018
4.54%, 03/26/42	2	2,538
5.38%, 09/15/35	5	6,806
5.94%, 10/01/32	35	47,764
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	25	24,285
3.98%, 09/25/50 (Call 03/25/50)	140	133,113
4.39%, 08/15/37 (Call 02/15/37)	190	202,899
4.54%, 08/15/47 (Call 02/15/47)	195	200,066
4.76%, 09/06/49 (Call 03/06/49)	75	78,791
5.28%, 04/02/50 (Call 02/02/49)	30	33,842
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	110	125,404
Philip Morris International Inc.
3.88%, 08/21/42	44	48,019
4.13%, 03/04/43	125	140,817
4.25%, 11/10/44	46	52,892
4.38%, 11/15/41	112	131,249
4.50%, 03/20/42	120	141,964
4.88%, 11/15/43	80	99,744
6.38%, 05/16/38	45	64,604
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	120,976
5.85%, 08/15/45 (Call 02/12/45)	215	255,960
6.15%, 09/15/43	10	12,463
7.25%, 06/15/37	61	80,555

		3,177,083

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 02/15/32	62	61,092
British Airways 2018-1 Pass Through Trust, Series 2018-1, Class AA, 3.80%, 03/20/33(a)	4	4,511
British Airways 2019-1 Pass Through Trust, Series 2019-1, Class AA, 3.30%, 06/15/34(a)	10	9,976
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	5	5,450
Series 2019-1, Class AA, 2.75%, 11/15/33	15	14,493

34	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
United Airlines Pass Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	$46	$48,948
Series 2019-2, Class AA, 2.70%, 11/01/33	39	38,784

		183,254

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	50	54,446
3.38%, 11/01/46 (Call 05/01/46)	55	60,022
3.38%, 03/27/50 (Call 09/27/49)	75	82,156
3.63%, 05/01/43 (Call 11/01/42)	105	118,391
3.88%, 11/01/45 (Call 05/01/45)	110	128,908

		443,923

Auto Manufacturers — 0.4%
Allison Transmission Inc., 3.75%, 01/30/31 (Call 01/30/26)(a)	75	71,800
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	61	78,934
Ford Motor Co.
4.75%, 01/15/43	145	146,514
5.29%, 12/08/46 (Call 06/08/46)	100	105,878
7.40%, 11/01/46	45	58,582
7.45%, 07/16/31	140	181,471
8.90%, 01/15/32	10	13,492
9.98%, 02/15/47	15	22,292
General Motors Co.
5.00%, 04/01/35	78	92,935
5.15%, 04/01/38 (Call 10/01/37)	85	100,863
5.20%, 04/01/45	100	117,454
5.40%, 04/01/48 (Call 10/01/47)	97	117,199
5.95%, 04/01/49 (Call 10/01/48)	90	118,091
6.25%, 10/02/43	73	98,192
6.60%, 04/01/36 (Call 10/01/35)	113	153,417
6.75%, 04/01/46 (Call 10/01/45)	48	66,775

		1,543,889

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	27,283
5.40%, 03/15/49 (Call 09/15/48)	40	50,381
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	56	61,903
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	45	54,691

		194,258

Banks — 4.2%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40)(b)	349	337,706
2.83%, 10/24/51 (Call 10/24/50)(b)	85	80,831
3.95%, 01/23/49 (Call 01/23/48)(b)	45	51,672
4.08%, 04/23/40 (Call 04/23/39)(b)	178	205,554
4.08%, 03/20/51 (Call 03/20/50)(b)	480	557,102
4.24%, 04/24/38 (Call 04/24/37)(b)	271	319,140
4.33%, 03/15/50 (Call 03/15/49)(b)	181	215,213
4.44%, 01/20/48 (Call 01/20/47)(b)	195	238,972
4.88%, 04/01/44	55	71,057
5.00%, 01/21/44	197	257,083
5.88%, 02/07/42	115	163,100
7.75%, 05/14/38	185	298,605
Series L, 4.75%, 04/21/45	105	134,596
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	25	35,046
Barclays PLC, 4.95%, 01/10/47	260	328,341
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(b)	145	162,645
4.28%, 04/24/48 (Call 04/24/47)(b)	72	86,674

Security	Par (000)	Value

Banks (continued)
4.65%, 07/30/45	$112	$140,432
4.65%, 07/23/48 (Call 06/23/48)	135	172,244
4.75%, 05/18/46	110	136,069
5.30%, 05/06/44	101	132,288
5.32%, 03/26/41 (Call 03/26/40)(b)	117	155,272
5.88%, 01/30/42	40	56,907
6.00%, 10/31/33	86	114,309
6.13%, 08/25/36	200	274,504
6.63%, 06/15/32	140	190,879
6.68%, 09/13/43	120	183,322
8.13%, 07/15/39	106	179,075
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	217,860
3.90%, 07/12/47(a)	175	204,864
Cooperatieve Rabobank U.A.
5.25%, 05/24/41	91	124,343
5.25%, 08/04/45	290	387,602
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	143,000
Fifth Third Bancorp., 8.25%, 03/01/38	97	160,273
Goldman Sachs Capital I, 6.35%, 02/15/34	105	145,905
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)	168	194,126
4.41%, 04/23/39 (Call 04/23/38)(b)	106	127,446
4.75%, 10/21/45 (Call 04/21/45)	162	209,064
4.80%, 07/08/44 (Call 01/08/44)	196	254,218
5.15%, 05/22/45	180	237,694
6.13%, 02/15/33	65	89,254
6.25%, 02/01/41	256	376,125
6.45%, 05/01/36	125	175,872
6.75%, 10/01/37	348	508,480
HSBC Holdings PLC
6.10%, 01/14/42	116	167,787
6.50%, 05/02/36	220	303,004
6.50%, 09/15/37	175	245,219
6.80%, 06/01/38	315	456,274
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40)(b)	212	202,661
3.11%, 04/22/41 (Call 04/22/40)(b)	170	177,448
3.11%, 04/22/51 (Call 04/22/50)(b)	226	230,219
3.88%, 07/24/38 (Call 07/24/37)(b)	202	230,611
3.96%, 11/15/48 (Call 11/15/47)(b)	285	329,856
4.03%, 07/24/48 (Call 07/24/47)(b)	150	174,753
4.26%, 02/22/48 (Call 02/22/47)(b)	150	182,442
4.85%, 02/01/44	65	85,826
4.95%, 06/01/45	160	210,779
5.40%, 01/06/42	86	119,682
5.50%, 10/15/40	126	173,608
5.60%, 07/15/41	189	265,768
5.63%, 08/16/43	95	134,180
6.40%, 05/15/38	223	329,726
KfW
0.00%, 04/18/36(e)	155	114,781
0.00%, 06/29/37(e)	145	104,937
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	259,946
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	121	142,556
4.29%, 07/26/38	125	149,897
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51)(b)	75	71,600
3.97%, 07/22/38 (Call 07/22/37)(b)	140	162,000

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.30%, 01/27/45	$226	$277,042
4.38%, 01/22/47	165	205,087
4.46%, 04/22/39 (Call 04/22/38)(b)	132	161,150
5.60%, 03/24/51 (Call 03/24/50)(b)	231	334,449
6.38%, 07/24/42	137	208,577
7.25%, 04/01/32	199	289,648
Regions Financial Corp., 7.38%, 12/10/37	90	133,373
Standard Chartered PLC, 5.70%, 03/26/44(a)	225	289,521
Wachovia Corp., 5.50%, 08/01/35	80	102,739
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40)(b)	285	292,185
3.90%, 05/01/45	115	133,199
4.65%, 11/04/44	155	185,571
4.75%, 12/07/46	210	258,449
4.90%, 11/17/45	218	270,734
5.01%, 04/04/51 (Call 04/04/50)(b)	410	546,608
5.38%, 11/02/43	116	150,490
5.61%, 01/15/44	185	246,794
Wells Fargo Bank N.A., 6.60%, 01/15/38	310	453,149
Westpac Banking Corp., 4.42%, 07/24/39	105	124,293

		18,523,382

Beverages — 1.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	393	471,738
4.90%, 02/01/46 (Call 08/01/45)	645	776,890
Anheuser-Busch InBev Finance Inc. 4.63%, 02/01/44	160	186,077
4.70%, 02/01/36 (Call 08/01/35)	80	96,370
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40 (Call 12/01/39)	195	227,003
4.38%, 04/15/38 (Call 10/15/37)	205	238,563
4.44%, 10/06/48 (Call 04/06/48)	201	228,362
4.50%, 06/01/50 (Call 12/01/49)	230	265,749
4.60%, 04/15/48 (Call 10/15/47)	273	316,721
4.60%, 06/01/60 (Call 12/01/59)	174	200,512
4.75%, 04/15/58 (Call 10/15/57)	175	208,393
5.45%, 01/23/39 (Call 07/23/38)	145	186,550
5.55%, 01/23/49 (Call 07/23/48)	240	312,701
5.80%, 01/23/59 (Call 07/23/58)	145	199,523
8.20%, 01/15/39	85	139,080
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	20	23,711
4.50%, 07/15/45 (Call 01/15/45)	87	109,942
Coca-Cola Co. (The)
2.50%, 06/01/40	101	98,423
2.50%, 03/15/51 (Call 09/15/50)	125	115,517
2.60%, 06/01/50	135	127,767
2.75%, 06/01/60	15	14,322
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	70	76,190
4.10%, 02/15/48 (Call 08/15/47)	45	50,895
4.50%, 05/09/47 (Call 11/09/46)	45	53,504
5.25%, 11/15/48 (Call 05/15/48)	25	33,106
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	55	64,214
5.88%, 09/30/36	95	135,350
Diageo Investment Corp.
4.25%, 05/11/42	82	99,257
7.45%, 04/15/35	10	15,826

Security	Par (000)	Value

Beverages (continued)
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	$160	$164,811
Heineken NV
4.00%, 10/01/42(a)	10	11,503
4.35%, 03/29/47 (Call 09/29/46)(a)	40	48,539
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	70	76,517
4.42%, 12/15/46 (Call 06/15/46)	30	35,446
4.50%, 11/15/45 (Call 05/15/45)	60	71,380
4.99%, 05/25/38 (Call 11/25/37)	35	44,595
5.09%, 05/25/48 (Call 11/25/47)	58	75,188
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	184	196,978
5.00%, 05/01/42	100	119,434
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	40	39,910
3.38%, 07/29/49 (Call 01/29/49)	95	102,961
3.45%, 10/06/46 (Call 04/06/46)	45	49,369
3.50%, 03/19/40 (Call 09/19/39)	160	179,752
3.60%, 08/13/42	80	90,134
3.63%, 03/19/50 (Call 09/19/49)	38	43,027
3.88%, 03/19/60 (Call 09/19/59)	135	161,137
4.00%, 03/05/42	65	76,882
4.00%, 05/02/47 (Call 11/02/46)	124	147,507
4.25%, 10/22/44 (Call 04/22/44)	70	85,249
4.45%, 04/14/46 (Call 10/14/45)	100	125,816
4.60%, 07/17/45 (Call 01/17/45)	50	63,705

		7,082,096

Biotechnology — 0.8%
Amgen Inc.
2.30%, 02/25/31 (Call 11/25/30)	80	81,012
2.77%, 09/01/53 (Call 03/01/53)(a)	347	319,962
3.15%, 02/21/40 (Call 08/21/39)	215	222,110
3.38%, 02/21/50 (Call 08/21/49)	170	174,899
4.40%, 05/01/45 (Call 11/01/44)	120	142,538
4.56%, 06/15/48 (Call 12/15/47)	125	153,466
4.66%, 06/15/51 (Call 12/15/50)	175	220,437
4.95%, 10/01/41	101	128,121
5.15%, 11/15/41 (Call 05/15/41)	111	144,663
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	104	135,784
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	125	119,283
3.25%, 02/15/51 (Call 08/15/50)(a)	189	184,099
Gilead Sciences Inc.
2.80%, 10/01/50 (Call 04/01/50)	35	32,285
4.00%, 09/01/36 (Call 03/01/36)	62	71,507
4.15%, 03/01/47 (Call 09/01/46)	280	320,200
4.50%, 02/01/45 (Call 08/01/44)	145	173,036
4.60%, 09/01/35 (Call 03/01/35)	195	238,372
4.75%, 03/01/46 (Call 09/01/45)	213	262,682
4.80%, 04/01/44 (Call 10/01/43)	130	161,303
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)(a)	25	25,235
3.55%, 09/02/50 (Call 03/02/50)(a)	160	157,496

		3,468,490

Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	155	159,760
3.38%, 04/05/40 (Call 10/05/39)	120	124,843

36	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.58%, 04/05/50 (Call 10/05/49)	$160	$164,590
Cemex SAB de CV, 3.88%, 07/11/31 (Call 07/11/26)(a)	200	199,380
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	49,269
4.63%, 07/02/44 (Call 01/02/44)	105	129,343
4.95%, 07/02/64 (Call 01/02/64)(f)	18	22,846
Lafarge SA, 7.13%, 07/15/36	25	36,137
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	63,921
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	29,650
4.50%, 05/15/47 (Call 11/15/46)	47	56,350
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	32	35,957
4.40%, 01/30/48 (Call 07/30/47)	50	56,925
7.00%, 12/01/36	20	27,814
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	47,912
4.70%, 03/01/48 (Call 09/01/47)	70	85,551

		1,290,248

Chemicals — 1.1%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	134	134,362
2.80%, 05/15/50 (Call 11/15/49)	115	112,262
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	45	52,614
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	33,275
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(d)(g)	200	226,982
CF Industries Inc.
4.95%, 06/01/43	67	78,952
5.15%, 03/15/34	50	60,398
5.38%, 03/15/44	60	75,009
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	80	92,320
4.38%, 11/15/42 (Call 05/15/42)	172	202,165
4.63%, 10/01/44 (Call 04/01/44)	45	54,042
4.80%, 05/15/49 (Call 11/15/48)	125	156,536
5.25%, 11/15/41 (Call 05/15/41)	51	64,130
5.55%, 11/30/48 (Call 05/30/48)	60	81,869
9.40%, 05/15/39	56	96,970
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	206	266,784
5.42%, 11/15/48 (Call 05/15/48)	155	206,598
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	94	112,527
4.80%, 09/01/42 (Call 03/01/42)	45	55,066
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	97	113,319
5.50%, 12/08/41	45	60,759
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	60	71,343
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(g)	40	53,270
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	70	81,011
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	80	89,787
Lubrizol Corp. (The), 6.50%, 10/01/34	15	21,850
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	103	123,324
5.25%, 07/15/43	88	110,562
LYB International Finance III LLC 3.38%, 10/01/40 (Call 04/01/40)	30	30,588

Security	Par (000)	Value

Chemicals (continued)
3.63%, 04/01/51 (Call 04/01/50)	$51	$51,743
3.80%, 10/01/60 (Call 04/01/60)	30	30,381
4.20%, 10/15/49 (Call 04/15/49)	95	104,514
4.20%, 05/01/50 (Call 11/01/49)	60	66,206
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	71	82,716
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	30	30,914
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	65	73,577
5.45%, 11/15/33 (Call 05/15/33)	31	38,177
5.63%, 11/15/43 (Call 05/15/43)	55	71,136
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	33,997
4.13%, 03/15/35 (Call 09/15/34)	40	45,696
4.90%, 06/01/43 (Call 12/01/42)	50	62,083
5.00%, 04/01/49 (Call 10/01/48)	25	32,500
5.25%, 01/15/45 (Call 07/15/44)	20	26,111
5.63%, 12/01/40	51	68,004
6.13%, 01/15/41 (Call 07/15/40)	60	83,797
Nutrition & Biosciences Inc., 3.27%, 11/15/40 (Call 05/15/40)(a)	25	25,586
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(g)	200	230,714
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	55	58,820
5.25%, 06/01/45 (Call 12/01/44)	15	17,828
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	45	45,957
3.80%, 08/15/49 (Call 02/15/49)	30	33,159
4.00%, 12/15/42 (Call 06/15/42)	65	72,715
4.50%, 06/01/47 (Call 12/01/46)	115	139,426
4.55%, 08/01/45 (Call 02/01/45)	10	11,988
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(a)	35	34,541
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	56,379
5.00%, 08/15/46 (Call 02/15/46)	66	79,004

		4,626,343

Commercial Services — 0.9%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	66	69,753
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	40	42,539
4.32%, 08/01/45	25	31,855
4.70%, 11/01/2111	25	32,366
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	22	28,798
DP World PLC, 6.85%, 07/02/37(a)	300	396,720
Duke University
Series 2020, 2.68%, 10/01/44	30	30,136
Series 2020, 2.76%, 10/01/50	40	40,545
Series 2020, 2.83%, 10/01/55	40	40,732
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	55	57,310
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	95	110,917
5.63%, 03/15/42(a)	30	40,804
7.00%, 10/15/37(a)	160	239,781
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	32,893
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	47,118
George Washington University (The) 4.87%, 09/15/45	40	53,072

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2014, 4.30%, 09/15/44	$20	$24,166
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	50	59,671
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	43,823
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	5	6,674
Series B, 4.32%, 04/01/49 (Call 10/01/48)	46	55,844
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	75	83,612
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	40	49,800
Series A, 2.81%, 01/01/60 (Call 07/01/59)	30	29,220
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	9,601
3.65%, 05/01/48 (Call 11/01/47)	80	95,690
Massachusetts Institute of Technology
3.89%, 07/01/2116	50	58,115
3.96%, 07/01/38	25	30,423
4.68%, 07/01/2114	30	40,916
5.60%, 07/01/2111	55	88,413
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	10,716
Series G, 2.29%, 07/01/51 (Call 01/01/51)	30	27,792
Moody’s Corp.
3.25%, 05/20/50 (Call 11/20/49)	45	45,775
4.88%, 12/17/48 (Call 06/17/48)	50	63,221
5.25%, 07/15/44	51	67,397
Northeastern University, Series 2020, 2.89%, 10/01/50	55	54,323
Northwestern University
4.64%, 12/01/44	15	19,611
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	59,398
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	28,775
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	94	99,005
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	34,704
3.15%, 07/15/46 (Call 01/15/46)	35	38,175
4.88%, 10/15/40	115	154,213
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	36	37,568
Trustees of Boston College, 3.13%, 07/01/52	45	46,917
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	50	59,436
Trustees of Princeton University (The)
5.70%, 03/01/39	65	94,721
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	30	28,868
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	30	32,143
4.67%, 09/01/2112	30	39,784
United Rentals North America Inc., 3.88%, 02/15/31 (Call 08/15/25)	90	92,135
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	30	36,015
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	60	59,510
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	63,778
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	30,367
3.03%, 10/01/39	85	89,241
5.25%, 10/01/2111	45	67,134
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	40	47,922
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	75	77,465
5.50%, 06/15/45 (Call 12/15/44)	35	45,929
William Marsh Rice University, 3.57%, 05/15/45	65	75,449

Security	Par (000)	Value

Commercial Services (continued)
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	$73	$69,715

		3,768,509

Computers — 0.9%
Apple Inc.
2.40%, 08/20/50 (Call 06/20/50)	190	171,173
2.55%, 08/20/60 (Call 02/20/60)	25	22,127
2.65%, 05/11/50 (Call 11/11/49)	233	219,339
2.65%, 02/08/51 (Call 08/08/50)	100	93,053
3.45%, 02/09/45	200	219,148
3.85%, 05/04/43	240	280,519
3.85%, 08/04/46 (Call 02/04/46)	205	235,848
4.25%, 02/09/47 (Call 08/09/46)	130	159,099
4.38%, 05/13/45	266	331,138
4.50%, 02/23/36 (Call 08/23/35)	160	201,690
4.65%, 02/23/46 (Call 08/23/45)	275	352,677
Dell Inc.
5.40%, 09/10/40	25	28,317
6.50%, 04/15/38	25	31,176
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	159	233,994
8.35%, 07/15/46 (Call 01/15/46)(a)	155	236,939
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	58	76,153
6.35%, 10/15/45 (Call 04/15/45)	145	190,001
HP Inc., 6.00%, 09/15/41	87	111,719
International Business Machines Corp.
4.00%, 06/20/42	255	295,050
4.25%, 05/15/49	110	130,360
4.70%, 02/19/46	130	165,950
5.60%, 11/30/39	95	130,068
Seagate HDD Cayman
3.38%, 07/15/31 (Call 01/15/26)(a)	20	19,415
5.75%, 12/01/34 (Call 06/01/34)	45	52,570

		3,987,523

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.95%, 03/15/43	20	25,207
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	30	35,948
4.00%, 08/15/45	100	124,278
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	59,014
4.15%, 03/15/47 (Call 09/15/46)	10	12,191
4.38%, 06/15/45 (Call 12/15/44)	15	18,514
6.00%, 05/15/37	85	119,139
Procter & Gamble Co. (The)
3.55%, 03/25/40	35	40,356
3.60%, 03/25/50	25	30,233
Unilever Capital Corp., 5.90%, 11/15/32	111	154,863

		619,743

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	45	49,940
4.20%, 05/15/47 (Call 11/15/46)	60	71,161
4.60%, 06/15/45 (Call 12/15/44)	50	62,555

		183,656

Diversified Financial Services — 1.2%
Ally Financial Inc., 8.00%, 11/01/31	295	419,415
American Express Co., 4.05%, 12/03/42	207	243,902

38	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	$55	$58,979
4.00%, 10/02/47 (Call 04/02/47)(a)	20	22,855
4.45%, 07/15/45(a)	35	42,283
5.00%, 06/15/44(a)	55	71,162
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	158	187,707
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	25	24,946
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	70	87,747
5.30%, 09/15/43 (Call 03/15/43)	142	200,267
Credit Suisse USA Inc., 7.13%, 07/15/32	230	342,212
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	825	943,981
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	25	23,861
3.00%, 06/15/50 (Call 12/15/49)	157	151,755
3.00%, 09/15/60 (Call 03/15/60)	195	184,870
4.25%, 09/21/48 (Call 03/21/48)	155	183,224
Invesco Finance PLC, 5.38%, 11/30/43	50	63,666
Jefferies Group LLC, 6.25%, 01/15/36	90	119,182
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	50	65,167
Legg Mason Inc., 5.63%, 01/15/44	70	95,746
Mastercard Inc. 3.65%, 06/01/49 (Call 12/01/48)	110	124,786
3.80%, 11/21/46 (Call 05/21/46)	141	163,707
3.85%, 03/26/50 (Call 09/26/49)	75	87,951
3.95%, 02/26/48 (Call 08/26/47)	45	53,249
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	64	63,450
Navient Corp., 5.63%, 08/01/33	55	50,369
Quicken Loans LLC/Quicken Loans Co-Issuer Inc., 3.88%, 03/01/31 (Call 03/01/26)(a)	95	94,307
Raymond James Financial Inc., 4.95%, 07/15/46	85	107,677
Visa Inc. 2.70%, 04/15/40 (Call 10/15/39)	97	98,783
3.65%, 09/15/47 (Call 03/15/47)	50	57,077
4.15%, 12/14/35 (Call 06/14/35)	295	361,891
4.30%, 12/14/45 (Call 06/14/45)	352	443,115
Western Union Co. (The), 6.20%, 11/17/36	96	121,029

		5,360,318

Electric — 6.2%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	181,730
AEP Transmission Co. LLC 3.75%, 12/01/47 (Call 06/01/47)	35	39,400
3.80%, 06/15/49 (Call 12/15/48)	55	61,988
4.00%, 12/01/46 (Call 06/01/46)	20	23,248
Alabama Power Co. 3.45%, 10/01/49 (Call 04/01/49)	115	123,551
4.15%, 08/15/44 (Call 02/15/44)	50	58,810
4.30%, 01/02/46 (Call 07/02/45)	15	18,147
6.00%, 03/01/39	80	112,249
Series A, 4.30%, 07/15/48 (Call 01/15/48)	82	100,041
Series B, 3.70%, 12/01/47 (Call 06/01/47)	85	95,163
Ameren Illinois Co. 3.70%, 12/01/47 (Call 06/01/47)	65	72,948
4.15%, 03/15/46 (Call 09/15/45)	80	95,362
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	53,887
Appalachian Power Co., 7.00%, 04/01/38	101	149,173

Security	Par (000)	Value

Electric (continued)
Arizona Public Service Co. 3.35%, 05/15/50 (Call 11/15/49)	$25	$26,339
3.50%, 12/01/49 (Call 06/01/49)	55	59,493
3.75%, 05/15/46 (Call 11/15/45)	55	61,271
4.20%, 08/15/48 (Call 02/15/48)	30	35,687
4.35%, 11/15/45 (Call 05/15/45)	40	47,970
4.50%, 04/01/42 (Call 10/01/41)	41	49,558
5.05%, 09/01/41 (Call 03/01/41)	25	32,185
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	70	84,881
Baltimore Gas & Electric Co. 3.75%, 08/15/47 (Call 02/15/47)	115	128,747
4.25%, 09/15/48 (Call 03/15/48)	10	12,082
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	65	74,155
Berkshire Hathaway Energy Co. 3.80%, 07/15/48 (Call 01/15/48)	90	99,687
4.25%, 10/15/50 (Call 04/15/50)(a)	85	101,544
4.45%, 01/15/49 (Call 07/15/48)	113	136,379
4.50%, 02/01/45 (Call 08/01/44)	83	99,454
5.15%, 11/15/43 (Call 05/15/43)	85	110,480
6.13%, 04/01/36	181	253,201
Black Hills Corp. 3.88%, 10/15/49 (Call 04/15/49)	20	21,221
4.20%, 09/15/46 (Call 03/15/46)	20	22,110
4.35%, 05/01/33 (Call 02/01/33)	145	168,607
Calpine Corp. 3.75%, 03/01/31 (Call 03/01/26)(a)	50	48,248
5.00%, 02/01/31 (Call 02/01/26)(a)	95	93,982
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)	50	55,258
3.95%, 03/01/48 (Call 09/01/47)	90	105,145
4.50%, 04/01/44 (Call 10/01/43)	110	137,047
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	18,297
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	14,926
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	20	22,988
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	100	123,389
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(g)	187	215,030
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(a)	200	191,320
Commonwealth Edison Co. 3.65%, 06/15/46 (Call 12/15/45)	75	82,947
3.70%, 03/01/45 (Call 09/01/44)	135	149,614
4.00%, 03/01/49 (Call 09/01/48)	40	47,129
4.35%, 11/15/45 (Call 05/15/45)	50	60,523
4.70%, 01/15/44 (Call 07/15/43)	60	75,517
5.90%, 03/15/36	25	34,530
6.45%, 01/15/38	25	36,477
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	45,048
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	60	61,699
Connecticut Light & Power Co. (The) 4.30%, 04/15/44 (Call 10/15/43)	90	110,405
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	18,103
Consolidated Edison Co. of New York Inc. 3.85%, 06/15/46 (Call 12/15/45)	50	55,493
3.95%, 03/01/43 (Call 09/01/42)	40	45,119
4.45%, 03/15/44 (Call 09/15/43)	80	94,869
4.50%, 12/01/45 (Call 06/01/45)	105	126,487
4.50%, 05/15/58 (Call 11/15/57)	60	73,030

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.63%, 12/01/54 (Call 06/01/54)	$120	$148,736
5.70%, 06/15/40	15	20,157
Series 06-A, 5.85%, 03/15/36	30	40,777
Series 07-A, 6.30%, 08/15/37	25	35,032
Series 08-B, 6.75%, 04/01/38	110	161,879
Series 09-C, 5.50%, 12/01/39	20	26,524
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	110	121,275
Series A, 4.13%, 05/15/49 (Call 11/15/48)	35	40,420
Series C, 4.00%, 11/15/57 (Call 05/15/57)	95	106,743
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	41,350
Series E, 4.65%, 12/01/48 (Call 06/01/48)	70	87,237
Consorcio Transmantaro SA, 4.70%, 04/16/34 (Call 01/16/34)(g)	200	233,478
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	56	57,443
3.50%, 08/01/51 (Call 02/01/51)	45	50,117
3.95%, 05/15/43 (Call 11/15/42)	10	11,586
4.05%, 05/15/48 (Call 11/15/47)	105	126,122
4.35%, 04/15/49 (Call 10/15/48)	60	75,265
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	60	65,424
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	10	12,245
7.00%, 06/15/38	60	88,694
Series A, 4.60%, 03/15/49 (Call 09/15/48)	75	92,859
Series B, 5.95%, 06/15/35	120	165,028
Series C, 4.05%, 09/15/42 (Call 03/15/42)	105	117,771
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	74,350
Series E, 6.30%, 03/15/33	25	34,158
Series F, 5.25%, 08/01/33	50	63,569
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	37,503
5.10%, 06/01/65 (Call 12/01/64)	70	98,886
5.30%, 05/15/33	51	66,774
5.45%, 02/01/41 (Call 08/01/40)	25	33,816
6.05%, 01/15/38	56	78,695
6.63%, 02/01/32	60	84,781
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	50	50,497
3.70%, 03/15/45 (Call 09/15/44)	55	61,940
3.70%, 06/01/46 (Call 12/01/45)	15	16,842
3.75%, 08/15/47 (Call 02/15/47)	35	39,754
3.95%, 03/01/49 (Call 09/01/48)	55	65,434
4.30%, 07/01/44 (Call 01/01/44)	30	36,489
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	28,972
Series A, 4.05%, 05/15/48 (Call 11/15/47)	65	77,965
Series C, 2.63%, 03/01/31 (Call 12/01/30)	20	21,153
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	90	93,062
3.70%, 12/01/47 (Call 06/01/47)	75	83,101
3.75%, 06/01/45 (Call 12/01/44)	50	55,488
3.88%, 03/15/46 (Call 09/15/45)	65	73,471
3.95%, 03/15/48 (Call 09/15/47)	45	51,727
4.25%, 12/15/41 (Call 06/15/41)	40	47,577
6.00%, 01/15/38	30	42,091
6.10%, 06/01/37	23	31,956
6.45%, 10/15/32	10	13,874
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	215	227,973
3.95%, 08/15/47 (Call 02/15/47)	90	98,397

Security	Par (000)	Value

Electric (continued)
4.20%, 06/15/49 (Call 12/15/48)	$120	$136,351
4.80%, 12/15/45 (Call 06/15/45)	70	84,766
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	50	52,938
3.85%, 11/15/42 (Call 05/15/42)	25	28,212
5.65%, 04/01/40	15	20,828
6.35%, 09/15/37	45	64,567
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	40	43,868
6.12%, 10/15/35	50	68,039
6.35%, 08/15/38	35	50,612
6.45%, 04/01/39	45	66,515
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	30	30,688
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	20	21,769
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	55	60,121
3.70%, 10/15/46 (Call 04/15/46)	50	55,491
4.10%, 05/15/42 (Call 11/15/41)	35	40,674
4.10%, 03/15/43 (Call 09/15/42)	65	76,061
4.15%, 12/01/44 (Call 06/01/44)	80	94,490
4.20%, 08/15/45 (Call 02/15/45)	90	106,645
4.38%, 03/30/44 (Call 09/30/43)	25	30,250
6.30%, 04/01/38	75	107,960
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	130,632
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	11,522
6.00%, 05/15/35	26	35,113
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	70	83,981
4.88%, 01/22/44(a)	220	266,959
4.95%, 10/13/45 (Call 04/13/45)(a)	95	117,650
5.00%, 09/21/48 (Call 03/21/48)(a)	90	113,418
5.25%, 10/13/55 (Call 04/13/55)(a)	65	81,262
5.60%, 01/27/40(a)	5	6,521
6.00%, 01/22/2114(a)	100	140,524
6.95%, 01/26/39(a)	130	191,984
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	171	201,101
Enel Finance International NV
4.75%, 05/25/47(a)	35	43,266
6.00%, 10/07/39(a)	115	158,395
6.80%, 09/15/37(a)	115	166,149
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	60	55,553
4.20%, 04/01/49 (Call 10/01/48)	75	89,866
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	15	15,825
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	55	60,017
4.00%, 03/15/33 (Call 12/15/32)	89	105,689
4.20%, 09/01/48 (Call 03/01/48)	100	119,847
4.95%, 01/15/45 (Call 01/15/25)	50	54,748
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	26,799
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	25	26,396
4.50%, 03/30/39 (Call 09/30/38)	60	71,304
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	75	79,904
4.10%, 04/01/43 (Call 10/01/42)	50	57,746
4.13%, 03/01/42 (Call 09/01/41)	56	64,689
4.25%, 12/01/45 (Call 06/01/45)	25	29,362

40	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	$45	$52,811
4.20%, 03/15/48 (Call 09/15/47)	15	17,683
5.30%, 10/01/41 (Call 04/01/41)	30	38,608
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	35	37,136
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	85	100,677
4.70%, 04/15/50 (Call 10/15/49)	125	155,786
5.10%, 06/15/45 (Call 12/15/44)	65	82,558
5.63%, 06/15/35	80	104,590
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	95,481
5.75%, 10/01/41 (Call 04/01/41)	20	22,795
6.25%, 10/01/39	128	152,406
FirstEnergy Corp.
Series C, 5.35%, 07/15/47 (Call 01/15/47)	100	118,987
Series C, 7.38%, 11/15/31	140	193,225
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	27,627
5.45%, 07/15/44 (Call 01/15/44)(a)	75	90,720
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	35	40,067
3.80%, 12/15/42 (Call 06/15/42)	10	11,463
3.95%, 03/01/48 (Call 09/01/47)	55	65,176
3.99%, 03/01/49 (Call 09/01/48)	80	96,400
4.05%, 06/01/42 (Call 12/01/41)	85	100,507
4.05%, 10/01/44 (Call 04/01/44)	50	59,548
4.13%, 02/01/42 (Call 08/01/41)	40	47,857
4.13%, 06/01/48 (Call 12/01/47)	75	91,387
5.25%, 02/01/41 (Call 08/01/40)	25	33,681
5.63%, 04/01/34	65	89,156
5.69%, 03/01/40	45	63,274
5.95%, 02/01/38	75	106,780
5.96%, 04/01/39	75	107,569
Georgia Power Co.
4.30%, 03/15/42	135	158,456
Series 10-C, 4.75%, 09/01/40	50	61,393
Series B, 3.70%, 01/30/50 (Call 07/30/49)	80	86,346
Great River Energy, 6.25%, 07/01/38(a)	39	48,134
Iberdrola International BV, 6.75%, 07/15/36	50	74,793
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	211	259,097
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	31	35,114
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	35	37,083
3.70%, 09/15/46 (Call 03/15/46)	35	37,969
6.25%, 07/15/39	40	56,429
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	50,568
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	10,515
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	85	109,387
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	28,424
5.90%, 11/15/39(a)	80	112,678
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(g)	156	178,567
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	20	20,795
3.65%, 08/01/48 (Call 02/01/48)	65	72,959
3.95%, 08/01/47 (Call 02/01/47)	90	105,063

Security	Par (000)	Value

Electric (continued)
4.25%, 05/01/46 (Call 11/01/45)	$65	$77,921
4.25%, 07/15/49 (Call 01/15/49)	85	104,360
5.75%, 11/01/35	25	34,618
5.80%, 10/15/36	10	13,949
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	17,173
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	55	69,108
National Grid USA, 5.80%, 04/01/35	25	32,272
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	10	9,432
4.30%, 03/15/49 (Call 09/15/48)	45	55,473
4.40%, 11/01/48 (Call 05/01/48)	55	69,002
Nevada Power Co., Series R, 6.75%, 07/01/37	35	50,218
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	44	48,021
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	85	83,229
4.12%, 11/28/42(a)	50	57,233
4.28%, 10/01/34 (Call 04/01/34)(a)	70	83,720
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	81	88,182
3.60%, 05/15/46 (Call 11/15/45)	90	100,216
4.00%, 08/15/45 (Call 02/15/45)	15	17,866
4.13%, 05/15/44 (Call 11/15/43)	90	107,977
5.35%, 11/01/39	65	87,928
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	50	57,274
NRG Energy Inc., 3.63%, 02/15/31 (Call 02/15/26)(a)	70	68,946
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	55,403
5.50%, 03/15/40	10	13,679
Oglethorpe Power Corp.
5.05%, 10/01/48 (Call 04/01/48)	35	42,303
5.38%, 11/01/40	50	60,250
5.95%, 11/01/39	137	175,308
Ohio Edison Co., 6.88%, 07/15/36	30	40,337
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	170	197,693
4.15%, 04/01/48 (Call 10/01/47)	60	71,153
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	50	55,992
4.15%, 04/01/47 (Call 10/01/46)	15	17,508
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	50	51,459
3.75%, 04/01/45 (Call 10/01/44)	55	62,307
3.80%, 09/30/47 (Call 03/30/47)	25	28,493
3.80%, 06/01/49 (Call 12/01/48)	75	86,292
5.30%, 06/01/42 (Call 12/01/41)	115	155,966
7.25%, 01/15/33	55	82,476
7.50%, 09/01/38	30	47,537
Pacific Gas & Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	125	121,714
3.30%, 08/01/40 (Call 02/01/40)	55	52,374
3.50%, 08/01/50 (Call 02/01/50)	160	146,475
3.95%, 12/01/47 (Call 06/01/47)	200	194,510
4.50%, 07/01/40 (Call 01/01/40)	225	239,929
4.60%, 06/15/43 (Call 12/15/42)	20	20,979
4.95%, 07/01/50 (Call 01/01/50)	55	59,573
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	80	82,980
4.10%, 02/01/42 (Call 08/01/41)	90	104,251
4.13%, 01/15/49 (Call 07/15/48)	35	41,021
5.75%, 04/01/37	50	67,689

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 01/15/39	$140	$195,567
6.10%, 08/01/36	45	62,140
6.25%, 10/15/37	65	91,810
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	30	30,152
3.70%, 09/15/47 (Call 03/15/47)	30	33,742
Perusahaan Listrik Negara PT 4.88%, 07/17/49(g)	200	212,012
6.15%, 05/21/48(g)	200	246,426
Potomac Electric Power Co. 4.15%, 03/15/43 (Call 09/15/42)	35	41,638
6.50%, 11/15/37	45	65,272
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	65	70,658
4.70%, 06/01/43 (Call 12/01/42)	45	53,180
5.00%, 03/15/44 (Call 09/15/43)	90	109,927
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	20	19,933
3.95%, 06/01/47 (Call 12/01/46)	45	51,612
4.13%, 06/15/44 (Call 12/15/43)	40	46,808
4.15%, 10/01/45 (Call 04/01/45)	35	41,120
4.15%, 06/15/48 (Call 12/15/47)	10	12,002
4.75%, 07/15/43 (Call 01/15/43)	50	62,576
Progress Energy Inc.
6.00%, 12/01/39	50	67,617
7.00%, 10/30/31	25	34,655
7.75%, 03/01/31	80	115,213
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	55,639
4.05%, 09/15/49 (Call 03/15/49)	20	23,784
4.10%, 06/15/48 (Call 12/15/47)	30	36,004
4.30%, 03/15/44 (Call 09/15/43)	25	30,333
6.50%, 08/01/38	45	67,136
Series 17, 6.25%, 09/01/37	41	59,086
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	31,537
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	85	95,619
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	60	62,979
3.60%, 12/01/47 (Call 06/01/47)	75	84,115
3.80%, 03/01/46 (Call 09/01/45)	85	97,688
3.85%, 05/01/49 (Call 11/01/48)	25	29,181
3.95%, 05/01/42 (Call 11/01/41)	75	86,974
4.05%, 05/01/48 (Call 11/01/47)	40	47,837
5.80%, 05/01/37	55	75,574
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	50	51,072
4.22%, 06/15/48 (Call 12/15/47)	53	63,165
4.30%, 05/20/45 (Call 11/20/44)	25	29,696
5.64%, 04/15/41 (Call 10/15/40)	36	48,567
5.76%, 10/01/39	35	47,486
5.80%, 03/15/40	10	13,715
6.27%, 03/15/37	45	62,394
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	40	47,479
4.50%, 08/15/40	105	126,701
6.00%, 06/01/39	30	41,903
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	65	68,177
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(g)	200	245,804

Security	Par (000)	Value

Electric (continued)
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	$80	$88,659
4.00%, 02/01/48 (Call 08/01/47)	81	89,123
6.00%, 10/15/39	55	74,600
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	130	133,810
4.00%, 04/01/47 (Call 10/01/46)	185	198,603
4.05%, 03/15/42 (Call 09/15/41)	86	93,024
4.50%, 09/01/40 (Call 03/01/40)	40	45,827
4.65%, 10/01/43 (Call 04/01/43)	50	58,810
5.63%, 02/01/36	15	19,255
6.05%, 03/15/39	105	140,974
Series 04-G, 5.75%, 04/01/35	15	19,784
Series 05-E, 5.35%, 07/15/35	85	108,268
Series 08-A, 5.95%, 02/01/38	111	145,720
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	65	69,181
Series C, 3.60%, 02/01/45 (Call 08/01/44)	80	81,334
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	125	145,446
4.40%, 07/01/46 (Call 01/01/46)	129	148,849
Southern Power Co., 5.15%, 09/15/41	45	53,661
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	85	91,661
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	36,635
3.70%, 08/15/47 (Call 02/15/47)	35	38,505
3.75%, 06/15/49 (Call 12/15/48)	15	16,814
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	30,512
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	25,476
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(g)	200	222,298
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	240,018
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	44,171
4.30%, 06/15/48 (Call 12/15/47)	33	39,573
4.35%, 05/15/44 (Call 11/15/43)	54	64,017
Toledo Edison Co. (The), 6.15%, 05/15/37	51	67,523
TransAlta Corp., 6.50%, 03/15/40	25	28,318
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	20	26,187
Tucson Electric Power Co., 4.00%, 06/15/50 (Call 12/15/49)	45	51,069
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	31,652
3.65%, 04/15/45 (Call 10/15/44)	55	60,917
3.90%, 09/15/42 (Call 03/15/42)	75	85,543
5.30%, 08/01/37	35	45,389
8.45%, 03/15/39	26	44,320
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	85	99,149
4.45%, 02/15/44 (Call 08/15/43)	55	67,611
6.35%, 11/30/37	5	7,225
Series B, 3.80%, 09/15/47 (Call 03/15/47)	30	34,073
Series B, 6.00%, 01/15/36	85	117,947
Series C, 4.00%, 11/15/46 (Call 05/15/46)	100	116,524
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	24,575
5.70%, 12/01/36	30	41,085

42	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Power & Light Co. 3.65%, 04/01/50 (Call 10/01/49)	$20	$22,265
6.38%, 08/15/37	35	49,419
Wisconsin Public Service Corp. 3.30%, 09/01/49 (Call 03/01/49)	25	26,622
3.67%, 12/01/42	35	38,871
4.75%, 11/01/44 (Call 05/01/44)	30	38,190
Xcel Energy Inc. 3.50%, 12/01/49 (Call 06/01/49)	50	52,645
6.50%, 07/01/36	60	87,370

		27,197,188

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	60	58,176

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	58,808
Honeywell International Inc. 2.80%, 06/01/50 (Call 12/01/49)	120	119,764
3.81%, 11/21/47 (Call 05/21/47)	25	29,134
5.38%, 03/01/41	40	54,680
5.70%, 03/15/36	50	68,200
5.70%, 03/15/37	26	35,505
Sensata Technologies Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	65	65,244

		431,335

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	75	87,696

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (Call 05/18/35)(g)	200	223,846
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(e)(g)	148	112,145
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(g)	200	189,032

		525,023

Entertainment — 0.0%
WMG Acquisition Corp., 3.00%, 02/15/31 (Call 02/15/26)(a)	85	81,787

Environmental Control — 0.1%
Republic Services Inc. 3.05%, 03/01/50 (Call 09/01/49)	110	110,512
6.20%, 03/01/40	35	49,359
Waste Management Inc. 1.50%, 03/15/31 (Call 12/15/30)	80	75,582
3.90%, 03/01/35 (Call 09/01/34)	56	65,092
4.10%, 03/01/45 (Call 09/01/44)	55	64,539
4.15%, 07/15/49 (Call 01/15/49)	90	107,380

		472,464

Food — 1.2%
Campbell Soup Co. 3.13%, 04/24/50 (Call 10/24/49)	60	57,509
4.80%, 03/15/48 (Call 09/15/47)	60	73,811
Conagra Brands Inc. 5.30%, 11/01/38 (Call 05/01/38)	133	169,720
5.40%, 11/01/48 (Call 05/01/48)	60	79,279
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)(a)	215	209,399
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(g)	200	229,505
Hershey Co. (The) 2.65%, 06/01/50 (Call 12/01/49)	105	100,144
3.13%, 11/15/49 (Call 05/15/49)	51	53,307
3.38%, 08/15/46 (Call 02/15/46)	45	48,599

Security	Par (000)	Value

Food (continued)
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	$15	$16,649
JM Smucker Co. (The) 4.25%, 03/15/35	99	115,207
4.38%, 03/15/45	61	71,410
Kellogg Co. 4.50%, 04/01/46	70	85,065
Series B, 7.45%, 04/01/31	120	176,041
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	87	118,207
Kraft Heinz Foods Co. 4.25%, 03/01/31 (Call 12/01/30)	100	111,746
4.38%, 06/01/46 (Call 12/01/45)	235	253,786
4.63%, 10/01/39 (Call 04/01/39)	36	40,138
4.88%, 10/01/49 (Call 04/01/49)	140	163,835
5.00%, 07/15/35 (Call 01/15/35)	75	90,084
5.00%, 06/04/42	145	169,556
5.20%, 07/15/45 (Call 01/15/45)	155	185,478
5.50%, 06/01/50 (Call 12/01/49)	60	76,129
6.50%, 02/09/40	70	95,386
6.75%, 03/15/32	35	46,392
6.88%, 01/26/39	70	97,741
7.13%, 08/01/39(a)	65	93,601
Kroger Co. (The) 3.88%, 10/15/46 (Call 04/15/46)	70	76,295
3.95%, 01/15/50 (Call 07/15/49)	70	77,811
4.45%, 02/01/47 (Call 08/01/46)	60	70,576
4.65%, 01/15/48 (Call 07/15/47)	55	66,549
5.00%, 04/15/42 (Call 10/15/41)	15	18,839
5.15%, 08/01/43 (Call 02/01/43)	35	45,003
5.40%, 07/15/40 (Call 01/15/40)	25	32,228
5.40%, 01/15/49 (Call 07/15/48)	25	33,379
6.90%, 04/15/38	26	37,767
7.50%, 04/01/31	75	105,893
Mars Inc. 3.60%, 04/01/34 (Call 01/01/34)(a)	80	91,927
3.88%, 04/01/39 (Call 10/01/38)(a)	10	11,545
3.95%, 04/01/44 (Call 10/01/43)(a)	45	51,895
3.95%, 04/01/49 (Call 10/01/48)(a)	90	105,918
4.13%, 04/01/54 (Call 10/01/53)(a)	43	51,313
4.20%, 04/01/59 (Call 10/01/58)(a)	125	151,200
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	71	84,074
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	25	22,519
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	280	331,514
Safeway Inc., 7.25%, 02/01/31	25	29,356
Sysco Corp. 4.45%, 03/15/48 (Call 09/15/47)	70	80,383
4.85%, 10/01/45 (Call 04/01/45)	53	63,528
5.38%, 09/21/35	16	20,365
6.60%, 04/01/40 (Call 10/01/39)	50	71,319
6.60%, 04/01/50 (Call 10/01/49)	160	237,277
Tyson Foods Inc. 4.55%, 06/02/47 (Call 12/02/46)	85	103,762
4.88%, 08/15/34 (Call 02/15/34)	75	93,917
5.10%, 09/28/48 (Call 03/28/48)	65	85,446
5.15%, 08/15/44 (Call 02/15/44)	70	90,445

		5,369,767

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(g)	200	234,276
Georgia-Pacific LLC, 8.88%, 05/15/31	65	102,654

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	$87	$105,610
4.40%, 08/15/47 (Call 02/15/47)	99	119,205
4.80%, 06/15/44 (Call 12/15/43)	50	62,194
5.15%, 05/15/46 (Call 11/15/45)	55	72,118
6.00%, 11/15/41 (Call 05/15/41)	30	42,205
7.30%, 11/15/39	51	79,351

		817,613

Gas — 0.4%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	12,115
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	36,592
4.13%, 10/15/44 (Call 04/15/44)	40	46,273
4.13%, 03/15/49 (Call 09/15/48)	15	17,586
4.15%, 01/15/43 (Call 07/15/42)	55	63,313
4.30%, 10/01/48 (Call 04/01/48)	40	47,860
5.50%, 06/15/41 (Call 12/15/40)	75	99,461
Boston Gas Co., 4.49%, 02/15/42(a)	10	11,845
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(a)	98	116,583
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	41	46,111
5.85%, 01/15/41 (Call 07/15/40)	10	13,394
Eastern Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	65	78,083
Series C, 3.90%, 11/15/49 (Call 05/15/49)	41	44,141
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	40	54,712
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	100	116,372
4.80%, 02/15/44 (Call 08/15/43)	100	122,094
5.25%, 02/15/43 (Call 08/15/42)	30	37,978
5.65%, 02/01/45 (Call 08/01/44)	65	86,317
5.95%, 06/15/41 (Call 12/15/40)	26	35,048
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	12,198
4.66%, 02/01/44 (Call 08/01/43)	100	120,307
Piedmont Natural Gas Co. Inc. 3.35%, 06/01/50 (Call 12/01/49)	15	15,348
3.64%, 11/01/46 (Call 05/01/46)	25	26,519
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	50	55,592
5.13%, 11/15/40	20	25,909
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	35	43,071
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	40,960
Southern Co. Gas Capital Corp. 4.40%, 06/01/43 (Call 12/01/42)	59	67,728
4.40%, 05/30/47 (Call 11/30/46)	70	81,094
5.88%, 03/15/41 (Call 09/15/40)	51	70,201
Southwest Gas Corp. 3.80%, 09/29/46 (Call 03/29/46)	85	91,756
4.15%, 06/01/49 (Call 12/01/48)	30	34,271
Washington Gas Light Co. 3.65%, 09/15/49 (Call 03/15/49)	47	52,073
Series K, 3.80%, 09/15/46 (Call 03/15/46)	50	56,012

		1,878,917

Hand & Machine Tools — 0.1%
Snap-on Inc. 3.10%, 05/01/50 (Call 11/01/49)	35	36,249
4.10%, 03/01/48 (Call 09/01/47)	45	53,964

Security	Par (000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc. 2.75%, 11/15/50 (Call 05/15/50)	$51	$48,174
4.85%, 11/15/48 (Call 05/15/48)	50	65,755
5.20%, 09/01/40	25	32,763

		236,905

Health Care - Products — 0.6%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	169	217,559
4.75%, 04/15/43 (Call 10/15/42)	100	132,032
4.90%, 11/30/46 (Call 05/30/46)	185	250,806
5.30%, 05/27/40	65	90,496
6.15%, 11/30/37	78	115,559
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	50	53,883
Boston Scientific Corp. 4.55%, 03/01/39 (Call 09/01/38)	80	97,056
4.70%, 03/01/49 (Call 09/01/48)	99	124,965
7.38%, 01/15/40	70	108,199
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	10	11,946
DH Europe Finance II Sarl 3.25%, 11/15/39 (Call 05/15/39)	170	177,942
3.40%, 11/15/49 (Call 05/15/49)	97	100,612
Koninklijke Philips NV 5.00%, 03/15/42	100	129,892
6.88%, 03/11/38	20	30,184
Medtronic Inc. 4.38%, 03/15/35	265	332,368
4.63%, 03/15/45	155	203,107
Stryker Corp. 2.90%, 06/15/50 (Call 12/15/49)	25	24,498
4.10%, 04/01/43 (Call 10/01/42)	20	22,892
4.38%, 05/15/44 (Call 11/15/43)	100	121,565
4.63%, 03/15/46 (Call 09/15/45)	65	82,036
Thermo Fisher Scientific Inc. 4.10%, 08/15/47 (Call 02/15/47)	81	96,510
5.30%, 02/01/44 (Call 08/01/43)	70	96,975
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	90	101,470

		2,722,552

Health Care - Services — 1.9%
Advocate Health & Hospitals Corp. 3.39%, 10/15/49 (Call 04/15/49)	57	60,531
4.27%, 08/15/48 (Call 02/15/48)	26	32,038
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	25,006
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	65	70,574
4.13%, 11/15/42 (Call 05/15/42)	25	27,993
4.50%, 05/15/42 (Call 11/15/41)	75	87,344
4.75%, 03/15/44 (Call 09/15/43)	45	54,181
6.63%, 06/15/36	26	37,631
6.75%, 12/15/37	65	95,019
AHS Hospital Corp., 5.02%, 07/01/45	30	40,059
Allina Health System, Series 2019, 3.89%, 04/15/49	35	39,650
Anthem Inc. 4.38%, 12/01/47 (Call 06/01/47)	153	182,569
4.63%, 05/15/42	145	179,524
4.65%, 01/15/43	85	104,553
4.65%, 08/15/44 (Call 02/15/44)	155	189,377
5.10%, 01/15/44	116	149,188
5.95%, 12/15/34	50	68,536

44	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.38%, 06/15/37	$13	$18,177
Ascension Health 3.95%, 11/15/46	145	171,232
4.85%, 11/15/53	57	77,735
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	16,265
Banner Health, Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	10	10,407
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	58,744
Baylor Scott & White Holdings 4.19%, 11/15/45 (Call 05/15/45)	70	83,854
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	100	95,955
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	30,336
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	28,252
CHS/Community Health Systems Inc., 4.75%, 02/15/31 (Call 02/15/26)(a)	50	49,039
City of Hope
Series 2013, 5.62%, 11/15/43	35	49,091
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	30	35,727
CommonSpirit Health 3.82%, 10/01/49 (Call 04/01/49)	97	104,281
4.19%, 10/01/49 (Call 04/01/49)	81	89,732
4.35%, 11/01/42	40	45,150
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	25	25,574
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	20	22,058
DaVita Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	115	109,680
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	41,165
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	30	31,873
Hackensack Meridian Health Inc. 4.50%, 07/01/57 (Call 01/01/57)	35	44,649
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	58	56,683
HCA Inc. 5.13%, 06/15/39 (Call 12/15/38)	165	204,027
5.25%, 06/15/49 (Call 12/15/48)	110	138,234
5.50%, 06/15/47 (Call 12/15/46)	125	160,219
7.50%, 11/06/33	25	34,924
7.50%, 11/15/95	15	20,483
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	80	79,090
Humana Inc. 3.95%, 08/15/49 (Call 02/15/49)	45	50,511
4.63%, 12/01/42 (Call 06/01/42)	41	49,533
4.80%, 03/15/47 (Call 09/14/46)	55	68,437
4.95%, 10/01/44 (Call 04/01/44)	25	31,355
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)(d)	30	36,857
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	35	40,761
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	35	38,907
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	30	32,493
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	90	105,996
Kaiser Foundation Hospitals 4.15%, 05/01/47 (Call 11/01/46)	154	189,514
4.88%, 04/01/42	70	92,907
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	40	42,811

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	$78	$95,715
Mass General Brigham Inc., Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	35	36,256
Mayo Clinic 3.77%, 11/15/43	55	62,916
Series 2016, 4.13%, 11/15/52	20	24,777
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	40	48,667
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	37,102
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	32,212
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	110	136,702
5.00%, 07/01/42	30	39,835
Montefiore Obligated Group 4.29%, 09/01/50	50	53,080
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	25	29,750
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	75,387
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	10,692
New York and Presbyterian Hospital (The) 2.61%, 08/01/60 (Call 02/01/60)	5	4,473
4.02%, 08/01/45	125	148,576
Northwell Healthcare Inc. 3.98%, 11/01/46 (Call 11/01/45)	130	140,482
4.26%, 11/01/47 (Call 11/01/46)	10	11,379
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	40	39,738
Orlando Health Obligated Group 3.33%, 10/01/50 (Call 04/01/50)	5	5,175
4.09%, 10/01/48 (Call 04/01/48)	70	81,049
Partners Healthcare System Inc.
Series 2015, 4.12%, 07/01/55	10	11,798
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	20	22,623
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	32,574
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	59	66,168
Quest Diagnostics Inc. 2.80%, 06/30/31 (Call 03/30/31)	105	110,468
4.70%, 03/30/45 (Call 09/30/44)	30	36,353
RWJ Barnabas Health Inc. 3.48%, 07/01/49 (Call 01/01/49)	50	52,072
3.95%, 07/01/46 (Call 07/01/45)	20	22,209
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	15	14,154
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	31,892
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	43	50,254
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	51	59,582
Tenet Healthcare Corp., 6.88%, 11/15/31	35	38,361
Texas Health Resources, 4.33%, 11/15/55	30	37,013
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	105	125,542
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	50	52,635
UnitedHealth Group Inc. 2.90%, 05/15/50 (Call 11/15/49)	105	103,446
3.50%, 08/15/39 (Call 02/15/39)	85	93,763
3.70%, 08/15/49 (Call 02/15/49)	115	129,107
3.75%, 10/15/47 (Call 04/15/47)	57	63,269

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.88%, 08/15/59 (Call 02/15/59)	$125	$142,647
3.95%, 10/15/42 (Call 04/15/42)	45	53,040
4.20%, 01/15/47 (Call 07/15/46)	25	29,482
4.25%, 03/15/43 (Call 09/15/42)	68	82,002
4.25%, 04/15/47 (Call 10/15/46)	80	95,826
4.25%, 06/15/48 (Call 12/15/47)	120	145,217
4.38%, 03/15/42 (Call 09/15/41)	80	97,746
4.45%, 12/15/48 (Call 06/15/48)	50	62,300
4.63%, 07/15/35	176	220,641
4.63%, 11/15/41 (Call 05/15/41)	70	87,681
4.75%, 07/15/45	172	218,806
5.80%, 03/15/36	54	74,785
5.95%, 02/15/41 (Call 08/15/40)	10	14,421
6.50%, 06/15/37	40	59,333
6.63%, 11/15/37	30	45,046
6.88%, 02/15/38	188	289,550
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	49	60,285

		8,202,545

Holding Companies - Diversified — 0.2%
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	110	167,337
MDGH - GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(g)	200	217,898
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(g)	200	199,780
Temasek Financial I Ltd., 2.25%, 04/06/51 (Call 10/06/50)(a)	250	234,115

		819,130

Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	66,438
PulteGroup Inc. 6.00%, 02/15/35	30	39,363
6.38%, 05/15/33	100	131,816
7.88%, 06/15/32	25	35,960

		273,577

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	111	129,161

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	30	34,476
Kimberly-Clark Corp. 3.20%, 07/30/46 (Call 01/30/46)	100	107,388
3.90%, 05/04/47 (Call 11/04/46)	65	77,915
5.30%, 03/01/41	30	40,617
6.63%, 08/01/37	25	38,617

		299,013

Housewares — 0.0%
Newell Brands Inc. 5.88%, 04/01/36 (Call 10/01/35)	60	74,754
6.00%, 04/01/46 (Call 10/01/45)	30	37,978

		112,732

Insurance — 2.7%
Aflac Inc. 4.00%, 10/15/46 (Call 04/15/46)	55	63,133
4.75%, 01/15/49 (Call 07/15/48)	95	122,890
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	235	235,761
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	10	14,315
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	18,541
Allstate Corp. (The) 3.85%, 08/10/49 (Call 02/10/49)	10	11,728

Security	Par (000)	Value

Insurance (continued)
4.20%, 12/15/46 (Call 06/15/46)	$90	$110,222
4.50%, 06/15/43	60	75,704
5.35%, 06/01/33	57	75,115
5.55%, 05/09/35	60	84,316
5.95%, 04/01/36	10	13,848
6.50%, 05/15/67 (Call 05/15/37)(b)	35	46,063
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	53,114
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	200	228,396
4.38%, 01/15/55 (Call 07/15/54)	76	90,030
4.50%, 07/16/44 (Call 01/16/44)	170	203,473
4.70%, 07/10/35 (Call 01/10/35)	81	99,815
4.75%, 04/01/48 (Call 10/01/47)	140	174,045
4.80%, 07/10/45 (Call 01/10/45)	25	30,923
8.18%, 05/15/68 (Call 05/15/38)(b)	50	72,513
Aon Corp., 6.25%, 09/30/40	40	57,052
Aon PLC 4.60%, 06/14/44 (Call 03/14/44)	40	49,360
4.75%, 05/15/45 (Call 11/15/44)	44	55,586
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	65	82,106
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	45	47,456
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	65	82,691
Berkshire Hathaway Finance Corp. 2.85%, 10/15/50 (Call 04/15/50)	120	116,934
4.20%, 08/15/48 (Call 02/15/48)	113	136,199
4.25%, 01/15/49 (Call 07/15/48)	121	146,879
4.30%, 05/15/43	45	55,374
4.40%, 05/15/42	130	161,234
5.75%, 01/15/40	153	220,546
Berkshire Hathaway Inc., 4.50%, 02/11/43	82	103,518
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	52	54,479
Chubb Corp. (The) 6.00%, 05/11/37	16	23,123
Series 1, 6.50%, 05/15/38	20	30,555
Chubb INA Holdings Inc. 4.15%, 03/13/43	25	30,372
4.35%, 11/03/45 (Call 05/03/45)	15	18,879
6.70%, 05/15/36	25	37,938
Cincinnati Financial Corp., 6.13%, 11/01/34	55	74,908
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	135	169,906
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	15	18,633
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	80	99,234
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	35	37,263
Genworth Holdings Inc., 6.50%, 06/15/34	35	33,200
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	43,793
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	45	52,389
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(a)	15	15,026
4.85%, 01/24/77(a)	105	129,179
4.88%, 06/19/64(a)	10	12,191
Hartford Financial Services Group Inc. (The) 4.30%, 04/15/43	20	23,748
4.40%, 03/15/48 (Call 09/15/47)	70	85,490
5.95%, 10/15/36	40	55,007
6.10%, 10/01/41	65	92,134

46	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	$10	$11,936
Liberty Mutual Group Inc. 3.95%, 10/15/50 (Call 04/15/50)(a)	110	121,455
3.95%, 05/15/60 (Call 11/15/59)(a)	60	65,500
7.80%, 03/07/87(a)	30	38,418
Lincoln National Corp. 4.35%, 03/01/48 (Call 09/01/47)	50	58,763
4.38%, 06/15/50 (Call 12/15/49)(d)	30	35,741
7.00%, 06/15/40	50	74,570
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	115	130,228
Manulife Financial Corp., 5.38%, 03/04/46	85	117,774
Markel Corp. 4.15%, 09/17/50 (Call 03/17/50)	26	30,215
4.30%, 11/01/47 (Call 05/01/47)	35	41,493
5.00%, 04/05/46	45	57,758
5.00%, 05/20/49 (Call 11/20/48)	55	72,065
Marsh & McLennan Companies Inc. 4.20%, 03/01/48 (Call 09/01/47)	85	102,237
4.35%, 01/30/47 (Call 07/30/46)	35	42,946
4.75%, 03/15/39 (Call 09/15/38)	50	63,304
4.90%, 03/15/49 (Call 09/15/48)	65	86,082
5.88%, 08/01/33	25	34,060
Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/50(a)	30	30,719
3.73%, 10/15/70(a)	71	74,290
4.90%, 04/01/77(a)	60	78,688
MetLife Inc. 4.05%, 03/01/45	75	89,128
4.13%, 08/13/42	136	161,998
4.60%, 05/13/46 (Call 11/13/45)	30	38,452
4.72%, 12/15/44	90	115,730
4.88%, 11/13/43	166	218,149
5.70%, 06/15/35	81	113,658
6.38%, 06/15/34	78	114,339
6.40%, 12/15/36 (Call 12/15/31)	130	165,234
6.50%, 12/15/32	60	87,391
10.75%, 08/01/69 (Call 08/01/34)	31	52,319
Nationwide Financial Services Inc. 5.30%, 11/18/44(a)	120	143,969
6.75%, 05/15/67	20	24,103
Nationwide Mutual Insurance Co. 4.35%, 04/30/50 (Call 10/30/49)(a)	150	162,550
7.88%, 04/01/33(a)	100	140,537
New York Life Insurance Co. 3.75%, 05/15/50 (Call 11/15/49)(a)	65	70,803
5.88%, 05/15/33(a)	157	204,816
6.75%, 11/15/39(a)	170	247,891
Northwestern Mutual Life Insurance Co. (The) 3.63%, 09/30/59 (Call 03/30/59)(a)	268	278,538
3.85%, 09/30/47 (Call 03/30/47)(a)	25	27,614
6.06%, 03/30/40(a)	10	13,723
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47)(a)(b)	145	158,642
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)	25	25,994
Principal Financial Group Inc. 4.30%, 11/15/46 (Call 05/15/46)	10	11,849
4.35%, 05/15/43	46	53,860
4.63%, 09/15/42	105	126,713

Security	Par (000)	Value

Insurance (continued)
Progressive Corp. (The) 3.95%, 03/26/50 (Call 09/26/49)	$15	$18,094
4.13%, 04/15/47 (Call 10/15/46)	132	160,750
4.20%, 03/15/48 (Call 09/15/47)	50	61,788
4.35%, 04/25/44	45	55,852
Provident Financing Trust I, 7.41%, 03/15/38	25	28,765
Prudential Financial Inc. 3.70%, 03/13/51 (Call 09/13/50)	95	105,151
3.91%, 12/07/47 (Call 06/07/47)	130	146,437
3.94%, 12/07/49 (Call 06/07/49)	105	120,072
4.35%, 02/25/50 (Call 08/25/49)	50	60,340
4.42%, 03/27/48 (Call 09/27/47)	55	66,524
4.60%, 05/15/44	53	65,497
5.70%, 12/14/36	77	106,856
6.63%, 12/01/37	55	79,004
Securian Financial Group Inc., 4.80%, 04/15/48(a)	60	70,508
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	18,215
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	85	101,080
Teachers Insurance & Annuity Association of America 3.30%, 05/15/50 (Call 11/15/49)(a)	40	40,491
4.27%, 05/15/47 (Call 11/15/46)(a)	140	161,720
4.90%, 09/15/44(a)	155	195,179
6.85%, 12/16/39(a)	102	150,612
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	61,860
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	80	91,704
4.00%, 05/30/47 (Call 11/30/46)	55	65,513
4.05%, 03/07/48 (Call 09/07/47)	10	12,041
4.10%, 03/04/49 (Call 09/04/48)	60	73,127
4.30%, 08/25/45 (Call 02/25/45)	55	67,596
4.60%, 08/01/43	30	38,427
5.35%, 11/01/40	19	26,094
6.25%, 06/15/37	75	108,923
6.75%, 06/20/36	111	168,021
Travelers Property Casualty Corp., 6.38%, 03/15/33	20	28,734
Unum Group 4.50%, 12/15/49 (Call 06/15/49)	40	41,059
5.75%, 08/15/42	55	66,141
Voya Financial Inc. 4.80%, 06/15/46	15	18,441
5.70%, 07/15/43	60	78,907
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a) .	45	57,582
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	29,199
Willis North America Inc. 3.88%, 09/15/49 (Call 03/15/49)	30	33,694
5.05%, 09/15/48 (Call 03/15/48)	80	104,433
WR Berkley Corp., 4.75%, 08/01/44	70	85,377
XLIT Ltd. 5.25%, 12/15/43	25	33,730
5.50%, 03/31/45	60	80,422

		11,676,529

Internet — 0.6%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	255	290,889
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	385	331,804
Amazon.com Inc. 2.50%, 06/03/50 (Call 12/03/49)	155	143,369
2.70%, 06/03/60 (Call 12/03/59)	200	184,596
3.88%, 08/22/37 (Call 02/22/37)	198	232,761

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.05%, 08/22/47 (Call 02/22/47)	$282	$336,474
4.25%, 08/22/57 (Call 02/22/57)	160	199,843
4.80%, 12/05/34 (Call 06/05/34)	177	229,425
4.95%, 12/05/44 (Call 06/05/44)	110	148,178
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	101	112,786
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	120	126,026
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(g)	200	186,572
Tencent Holdings Ltd., 4.53%, 04/11/49 (Call 10/11/48)(g)	200	239,580

		2,762,303

Iron & Steel — 0.2%
ArcelorMittal SA 7.00%, 03/01/41	30	42,516
7.25%, 10/15/39	56	80,557
Cleveland-Cliffs Inc., 6.25%, 10/01/40	20	19,338
Commercial Metals Co., 3.88%, 02/15/31 (Call 02/15/26)	25	25,000
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)(a)	139	133,864
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	24,273
United States Steel Corp., 6.65%, 06/01/37	35	32,766
Vale Overseas Ltd. 6.88%, 11/21/36	142	194,861
6.88%, 11/10/39	170	234,552
Vale SA, 5.63%, 09/11/42	50	62,896

		850,623

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	40	43,208

Lodging — 0.1%
Hilton Domestic Operating Co. Inc. 3.63%, 02/15/32 (Call 08/15/26)(a)	125	123,127
4.00%, 05/01/31 (Call 05/01/26)(a)	85	86,022

		209,149

Machinery — 0.3%
Caterpillar Inc. 3.25%, 09/19/49 (Call 03/19/49)	120	128,279
3.25%, 04/09/50 (Call 10/09/49)	70	74,738
3.80%, 08/15/42	75	87,559
4.30%, 05/15/44 (Call 11/15/43)	70	87,006
4.75%, 05/15/64 (Call 11/15/63)	45	61,430
5.20%, 05/27/41	81	109,616
6.05%, 08/15/36	65	93,158
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	20,253
Deere & Co. 2.88%, 09/07/49 (Call 03/07/49)	65	65,821
3.75%, 04/15/50 (Call 10/15/49)	70	82,476
3.90%, 06/09/42 (Call 12/09/41)	104	123,476
Dover Corp. 5.38%, 10/15/35	35	45,067
5.38%, 03/01/41 (Call 12/01/40)	45	56,519
Otis Worldwide Corp. 3.11%, 02/15/40 (Call 08/15/39)	100	103,109
3.36%, 02/15/50 (Call 08/15/49)	85	87,984
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	88	108,832
Xylem Inc./NY 2.25%, 01/30/31 (Call 10/30/30)	75	75,894
4.38%, 11/01/46 (Call 05/01/46)	20	23,510

		1,434,727

Manufacturing — 0.7%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	35	36,260

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 08/26/49 (Call 02/26/49)	$35	$37,200
3.63%, 10/15/47 (Call 04/15/47)	45	50,593
3.70%, 04/15/50 (Call 10/15/49)	100	113,849
3.88%, 06/15/44	50	57,742
4.00%, 09/14/48 (Call 03/14/48)	100	119,095
5.70%, 03/15/37	62	84,797
Eaton Corp. 3.92%, 09/15/47 (Call 02/15/47)	15	17,073
4.00%, 11/02/32	50	58,668
4.15%, 11/02/42	70	83,005
General Electric Co. 4.13%, 10/09/42	74	81,692
4.25%, 05/01/40 (Call 11/01/39)	190	211,685
4.35%, 05/01/50 (Call 11/01/49)	191	212,474
4.50%, 03/11/44	95	108,851
5.88%, 01/14/38	233	305,593
6.15%, 08/07/37	55	73,538
6.75%, 03/15/32	275	371,027
6.88%, 01/10/39	205	291,951
Illinois Tool Works Inc. 3.90%, 09/01/42 (Call 03/01/42)	100	120,459
4.88%, 09/15/41 (Call 03/15/41)	51	67,434
Parker-Hannifin Corp. 4.00%, 06/14/49 (Call 12/14/48)	79	92,695
4.10%, 03/01/47 (Call 09/01/46)	20	23,642
4.20%, 11/21/34 (Call 05/21/34)	60	70,700
4.45%, 11/21/44 (Call 05/21/44)	60	74,007
6.25%, 05/15/38	10	14,120
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	302,517
Trane Technologies Global Holding Co. Ltd. 4.30%, 02/21/48 (Call 08/21/47)	75	89,430
5.75%, 06/15/43	65	91,570

		3,261,667

Media — 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/31 (Call 07/01/25)(a)	265	267,329
4.50%, 05/01/32 (Call 05/01/26)(a)	200	205,490
Charter Communications Operating LLC/Charter Communications Operating Capital 3.70%, 04/01/51 (Call 10/01/50)	210	197,528
3.85%, 04/01/61 (Call 10/01/60)	170	155,807
4.80%, 03/01/50 (Call 09/01/49)	55	59,832
5.13%, 07/01/49 (Call 01/01/49)	110	124,865
5.38%, 04/01/38 (Call 10/01/37)	140	167,682
5.38%, 05/01/47 (Call 11/01/46)	205	238,614
5.75%, 04/01/48 (Call 10/01/47)	198	243,906
6.38%, 10/23/35 (Call 04/23/35)	305	404,671
6.48%, 10/23/45 (Call 04/23/45)	281	375,781
6.83%, 10/23/55 (Call 04/23/55)	55	76,997
Comcast Corp. 1.50%, 02/15/31 (Call 11/15/30)	225	212,996
2.45%, 08/15/52 (Call 02/15/52)	15	13,154
2.65%, 08/15/62 (Call 02/15/62)	155	136,851
2.80%, 01/15/51 (Call 07/15/50)	60	56,358
3.20%, 07/15/36 (Call 01/15/36)	150	160,509
3.25%, 11/01/39 (Call 05/01/39)	111	118,151
3.40%, 07/15/46 (Call 01/15/46)	160	168,477
3.45%, 02/01/50 (Call 08/01/49)	155	164,297
3.75%, 04/01/40 (Call 10/01/39)	130	146,832
3.90%, 03/01/38 (Call 09/01/37)	80	92,032

48	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.97%, 11/01/47 (Call 05/01/47)	$169	$193,512
4.00%, 08/15/47 (Call 02/15/47)	105	120,765
4.00%, 03/01/48 (Call 09/01/47)	70	80,118
4.00%, 11/01/49 (Call 05/01/49)	176	202,865
4.05%, 11/01/52 (Call 05/01/52)	166	192,434
4.20%, 08/15/34 (Call 02/15/34)	50	58,955
4.25%, 01/15/33	144	171,858
4.40%, 08/15/35 (Call 02/25/35)	95	114,750
4.50%, 01/15/43	55	67,738
4.60%, 10/15/38 (Call 04/15/38)	204	254,060
4.60%, 08/15/45 (Call 02/15/45)	160	200,422
4.65%, 07/15/42	130	162,742
4.70%, 10/15/48 (Call 04/15/48)	270	342,452
4.75%, 03/01/44	95	120,827
4.95%, 10/15/58 (Call 04/15/58)	135	183,690
5.65%, 06/15/35	40	53,667
6.40%, 05/15/38	54	79,640
6.40%, 03/01/40	30	44,443
6.45%, 03/15/37	35	50,986
6.50%, 11/15/35	85	123,326
6.95%, 08/15/37	140	214,232
7.05%, 03/15/33	42	61,741
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	121	141,558
4.60%, 08/15/47 (Call 02/15/47)(a)	70	84,162
4.70%, 12/15/42(a)	80	97,188
4.80%, 02/01/35 (Call 08/01/34)(a)	30	36,382
8.38%, 03/01/39(a)	5	8,451
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(a)	331	339,335
4.65%, 05/15/50 (Call 11/15/49)	80	92,714
5.00%, 09/20/37 (Call 03/20/37)	70	84,571
5.20%, 09/20/47 (Call 03/20/47)	45	55,397
5.30%, 05/15/49 (Call 11/15/48)	66	82,328
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	125	160,689
5.58%, 01/25/49 (Call 07/25/48)	135	178,104
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	17,132
6.13%, 01/31/46 (Call 06/30/45)	200	262,912
6.63%, 01/15/40	25	33,263
NBCUniversal Media LLC
4.45%, 01/15/43	50	61,145
5.95%, 04/01/41	110	157,736
6.40%, 04/30/40	10	14,749
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	19,326
5.85%, 04/15/40	70	92,045
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	109	118,809
5.50%, 09/01/41 (Call 03/01/41)	100	121,956
5.88%, 11/15/40 (Call 05/15/40)	135	168,164
6.55%, 05/01/37	145	193,656
6.75%, 06/15/39	120	163,667
7.30%, 07/01/38	160	226,374
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	61	90,587
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	40	39,506
3.70%, 12/01/42	35	38,804
4.13%, 06/01/44	85	99,447

Security	Par (000)	Value

Media (continued)
4.38%, 08/16/41	$50	$60,983
Series B, 7.00%, 03/01/32	51	73,392
Series E, 4.13%, 12/01/41	55	64,190
ViacomCBS Inc.
4.20%, 05/19/32 (Call 02/19/32)	25	28,800
4.38%, 03/15/43	85	96,264
4.60%, 01/15/45 (Call 07/15/44)	60	68,945
4.85%, 07/01/42 (Call 01/01/42)	59	70,431
4.90%, 08/15/44 (Call 02/15/44)	45	53,467
4.95%, 05/19/50 (Call 11/19/49)	130	157,062
5.25%, 04/01/44 (Call 10/01/43)	75	93,191
5.50%, 05/15/33	35	43,456
5.85%, 09/01/43 (Call 03/01/43)	55	73,049
5.90%, 10/15/40 (Call 04/15/40)	15	19,362
6.88%, 04/30/36	119	168,873
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	165	155,347
3.50%, 05/13/40 (Call 11/13/39)	135	147,605
3.60%, 01/13/51 (Call 07/13/50)	200	218,210
4.63%, 03/23/40 (Call 09/23/39)	50	62,495
4.70%, 03/23/50 (Call 09/23/49)	135	173,177
4.75%, 09/15/44 (Call 03/15/44)	130	165,165
4.75%, 11/15/46 (Call 05/15/46)	35	44,399
4.95%, 10/15/45 (Call 04/15/45)	70	91,124
5.40%, 10/01/43	70	94,974
6.15%, 03/01/37	26	36,328
6.15%, 02/15/41	41	60,201
6.20%, 12/15/34	121	172,101
6.40%, 12/15/35	126	184,976
6.65%, 11/15/37	65	96,825
7.75%, 12/01/45	10	16,869

		12,954,800

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	80	88,651
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	15	17,006

		105,657

Mining — 1.0%
Barrick Gold Corp.
5.25%, 04/01/42	87	113,023
6.45%, 10/15/35	55	75,727
Barrick North America Finance LLC
5.70%, 05/30/41	64	87,162
5.75%, 05/01/43	99	138,175
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	45	61,585
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	115	138,281
5.00%, 09/30/43	175	237,764
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	216,934
4.38%, 02/05/49 (Call 08/05/48)(g)	200	223,894
4.50%, 08/01/47 (Call 02/01/47)(g)	200	225,594
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	55	68,174
5.45%, 03/15/43 (Call 09/15/42)	155	192,646
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	54,850
6.00%, 11/15/41(a)	50	63,483
6.90%, 11/15/37(a)	24	33,189

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Indonesia Asahan Aluminium Persero PT, 5.80%, 05/15/50 (Call 11/15/49)(g)	$200	$234,502
Industrias Penoles SAB de CV, 4.75%, 08/06/50 (Call 02/06/50)(g)	200	210,480
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(g)	200	212,868
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	30	34,543
5.75%, 11/15/41(a)	45	60,066
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	130	165,268
5.45%, 06/09/44 (Call 12/09/43)	35	46,869
5.88%, 04/01/35	50	68,304
6.25%, 10/01/39	90	129,686
Rio Tinto Alcan Inc.
5.75%, 06/01/35	60	83,983
6.13%, 12/15/33	12	17,470
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	27,027
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	115	138,976
4.75%, 03/22/42 (Call 09/22/41)	50	64,939
Southern Copper Corp.
5.25%, 11/08/42	145	182,075
5.88%, 04/23/45	143	194,333
6.75%, 04/16/40	40	56,387
7.50%, 07/27/35	15	21,882
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	28,878
5.40%, 02/01/43 (Call 08/01/42)	50	58,792
6.00%, 08/15/40 (Call 02/15/40)	40	50,687
6.13%, 10/01/35	40	50,807
6.25%, 07/15/41 (Call 01/15/41)	66	85,764

		4,155,067

Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	10	10,075
6.75%, 12/15/39	45	49,795

		59,870

Oil & Gas — 4.3%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	55	51,942
4.75%, 04/15/43 (Call 10/15/42)	64	62,504
5.10%, 09/01/40 (Call 03/01/40)	100	102,777
5.25%, 02/01/42 (Call 08/01/41)	40	41,698
5.35%, 07/01/49 (Call 01/01/49)	40	39,842
6.00%, 01/15/37	40	45,280
7.38%, 08/15/47(d)	10	10,606
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	95	84,206
2.94%, 06/04/51 (Call 12/04/50)	300	274,464
3.00%, 02/24/50 (Call 08/24/49)	285	265,081
3.38%, 02/08/61 (Call 08/08/60)	200	192,350
Burlington Resources LLC
5.95%, 10/15/36	60	83,224
7.20%, 08/15/31	90	130,335
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	105	126,797
5.85%, 02/01/35	15	18,671
6.25%, 03/15/38	122	158,205
6.75%, 02/01/39	35	47,006

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	$65	$72,948
5.40%, 06/15/47 (Call 12/15/46)	60	69,242
6.75%, 11/15/39	110	142,986
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	110	113,502
3.08%, 05/11/50 (Call 11/11/49)	95	95,206
Chevron USA Inc.
4.95%, 08/15/47 (Call 02/15/47)	65	84,696
5.05%, 11/15/44 (Call 05/15/44)	85	112,104
5.25%, 11/15/43 (Call 05/15/43)	50	67,521
6.00%, 03/01/41 (Call 09/01/40)	97	138,592
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	241,518
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	221,138
CNOOC Petroleum North America ULC
6.40%, 05/15/37	150	202,440
7.88%, 03/15/32	100	145,141
Conoco Funding Co., 7.25%, 10/15/31	150	219,867
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(a)	20	25,298
4.88%, 10/01/47 (Call 04/01/47)(a)	130	163,916
5.90%, 10/15/32	60	81,545
5.90%, 05/15/38	82	113,582
6.50%, 02/01/39	50	73,322
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	67	79,787
5.95%, 03/15/46 (Call 09/15/45)	80	115,309
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	65	64,966
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	89	99,232
5.00%, 06/15/45 (Call 12/15/44)	90	103,050
5.60%, 07/15/41 (Call 01/15/41)	85	102,326
Ecopetrol SA 5.88%, 05/28/45	250	272,377
7.38%, 09/18/43	50	62,863
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	100	111,609
4.95%, 04/15/50 (Call 10/15/49)	80	101,340
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	125	137,202
3.95%, 05/15/43	162	182,629
4.25%, 11/23/41	50	59,241
4.80%, 11/08/43	80	100,502
5.10%, 08/17/40	45	58,871
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	5	5,031
3.10%, 08/16/49 (Call 02/16/49)	75	72,760
3.45%, 04/15/51 (Call 10/15/50)	55	56,541
3.57%, 03/06/45 (Call 09/06/44)	121	127,379
4.11%, 03/01/46 (Call 09/01/45)	245	277,727
4.23%, 03/19/40 (Call 09/19/39)	235	270,170
4.33%, 03/19/50 (Call 09/19/49)	300	353,514
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(g)	200	271,498
Hess Corp.
5.60%, 02/15/41	55	65,276
5.80%, 04/01/47 (Call 10/01/46)	85	105,162
6.00%, 01/15/40	85	104,891
7.13%, 03/15/33	45	58,682
7.30%, 08/15/31	46	59,990

50	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31 (Call 02/01/26)(a)	$50	$50,842
Husky Energy Inc., 6.80%, 09/15/37	60	75,421
KazMunayGas National Co. JSC, 6.38%, 10/24/48(g)	250	320,262
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	40	46,481
6.60%, 10/01/37	91	118,261
6.80%, 03/15/32	20	25,602
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	65	70,804
4.75%, 09/15/44 (Call 03/15/44)	50	56,497
5.00%, 09/15/54 (Call 03/15/54)	55	61,584
6.50%, 03/01/41 (Call 09/01/40)	108	145,404
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	85	103,754
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	35	32,232
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	65	55,244
4.20%, 03/15/48 (Call 09/15/47)	75	64,625
4.30%, 08/15/39 (Call 02/15/39)	51	45,864
4.40%, 04/15/46 (Call 10/15/45)	75	67,133
4.40%, 08/15/49 (Call 02/15/49)	65	57,260
4.50%, 07/15/44 (Call 01/15/44)	50	44,750
4.63%, 06/15/45 (Call 12/15/44)	50	45,567
6.20%, 03/15/40	54	59,493
6.45%, 09/15/36	125	142,694
6.60%, 03/15/46 (Call 09/15/45)	110	123,491
7.50%, 05/01/31	62	73,781
7.88%, 09/15/31	40	47,813
7.95%, 06/15/39	25	30,168
Ovintiv Inc.
5.15%, 11/15/41 (Call 05/15/41)	25	25,829
6.50%, 08/15/34	54	66,709
6.50%, 02/01/38	55	66,869
6.63%, 08/15/37	40	48,936
7.20%, 11/01/31	26	32,831
7.38%, 11/01/31	20	25,715
Pertamina Persero PT
5.63%, 05/20/43(g)	200	232,922
6.00%, 05/03/42(g)	200	242,162
6.45%, 05/30/44(g)	200	254,590
Petrobras Global Finance BV
6.75%, 01/27/41	100	113,402
6.75%, 06/03/50 (Call 12/03/49)	100	108,922
6.85%, 06/05/2115	200	217,650
6.88%, 01/20/40	14	16,031
6.90%, 03/19/49	345	386,576
7.25%, 03/17/44	130	149,018
Petroleos del Peru SA, 4.75%, 06/19/32(g)	200	219,900
Petroleos Mexicanos
5.50%, 06/27/44	100	81,199
5.63%, 01/23/46	100	80,869
6.35%, 02/12/48	200	170,292
6.38%, 01/23/45	220	187,825
6.50%, 06/02/41	175	155,375
6.63%, 06/15/35	200	191,430
6.75%, 09/21/47	464	406,807
6.95%, 01/28/60 (Call 07/28/59)	200	176,198
7.69%, 01/23/50 (Call 07/23/49)	600	569,898

Security	Par (000)	Value

Oil & Gas (continued)
Petronas Capital Ltd.
4.50%, 03/18/45(g)	$200	$248,520
4.55%, 04/21/50 (Call 10/21/49)(g)	300	367,995
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	163,814
4.88%, 11/15/44 (Call 05/15/44)	150	182,929
5.88%, 05/01/42	65	87,695
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(g)	400	373,124
4.25%, 04/16/39(g)	200	222,742
4.38%, 04/16/49(g)	200	224,338
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	121	120,193
3.25%, 04/06/50 (Call 10/06/49)	150	152,148
3.75%, 09/12/46	130	142,455
4.00%, 05/10/46	150	170,656
4.13%, 05/11/35	137	160,783
4.38%, 05/11/45	150	179,350
4.55%, 08/12/43	69	83,829
5.50%, 03/25/40	85	116,010
6.38%, 12/15/38	266	387,065
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(g)	300	345,675
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	89	95,573
5.35%, 07/15/33	20	24,006
5.95%, 12/01/34	55	69,824
6.50%, 06/15/38	100	136,318
6.80%, 05/15/38	100	139,150
6.85%, 06/01/39	40	55,764
7.15%, 02/01/32	31	42,418
Suncor Energy Ventures Corp., 6.00%, 04/01/42(a)	20	20,631
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(g)	200	181,532
Total Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	130	131,317
3.13%, 05/29/50 (Call 11/29/49)	136	133,099
3.39%, 06/29/60 (Call 12/29/59)	15	15,151
3.46%, 07/12/49 (Call 01/12/49)	165	171,280
Valero Energy Corp.
4.90%, 03/15/45	95	109,407
6.63%, 06/15/37	135	178,569
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(g)	50	29,281

		19,055,100

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	133	145,818
Baker Hughes Holdings LLC, 5.13%, 09/15/40	85	107,443
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	53,823
4.75%, 08/01/43 (Call 02/01/43)	98	109,180
4.85%, 11/15/35 (Call 05/15/35)	111	127,590
5.00%, 11/15/45 (Call 05/15/45)	110	127,943
6.70%, 09/15/38	128	168,530
7.45%, 09/15/39	30	42,656
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	119	116,111

		999,094

Packaging & Containers — 0.2%
Klabin Austria GmbH, 7.00%, (Call 10/03/48)(c)(g)	200	249,940
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	69,889

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Sealed Air Corp., 6.88%, 07/15/33(a)	$50	$65,553
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	64	82,199
WestRock MWV LLC, 7.95%, 02/15/31	15	21,049
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	65	68,679
4.20%, 06/01/32 (Call 03/01/32)	100	116,322

		673,631

Pharmaceuticals — 3.6%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	385	440,606
4.25%, 11/21/49 (Call 05/21/49)	410	475,510
4.30%, 05/14/36 (Call 11/14/35)	100	117,692
4.40%, 11/06/42	190	223,983
4.45%, 05/14/46 (Call 11/14/45)	201	237,608
4.50%, 05/14/35 (Call 11/14/34)	190	228,051
4.55%, 03/15/35 (Call 09/15/34)	174	209,266
4.63%, 10/01/42 (Call 04/01/42)	25	30,322
4.70%, 05/14/45 (Call 11/14/44)	225	272,925
4.75%, 03/15/45 (Call 09/15/44)	200	244,366
4.85%, 06/15/44 (Call 12/15/43)	83	103,203
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	100	112,976
4.30%, 12/15/47 (Call 06/15/47)	60	68,792
AstraZeneca PLC
4.00%, 09/18/42	111	128,001
4.38%, 11/16/45	73	88,921
4.38%, 08/17/48 (Call 02/17/48)	79	94,465
6.45%, 09/15/37	210	309,147
Bausch Health Companies Inc., 5.25%, 02/15/31 (Call 02/15/26)(a)	85	86,306
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	43	44,580
4.20%, 07/15/34 (Call 01/15/34)(a)	195	211,419
4.40%, 07/15/44 (Call 01/15/44)(a)	145	164,824
4.70%, 07/15/64 (Call 01/15/64)(a)	111	128,444
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	40	44,433
4.67%, 06/06/47 (Call 12/06/46)	178	220,567
4.69%, 12/15/44 (Call 06/15/44)	104	127,769
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	76,638
3.25%, 08/01/42	130	139,095
4.13%, 06/15/39 (Call 12/15/38)	235	283,539
4.25%, 10/26/49 (Call 04/26/49)	335	408,315
4.35%, 11/15/47 (Call 05/15/47)	90	110,067
5.00%, 08/15/45 (Call 02/15/45)	65	86,605
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	50,888
4.50%, 11/15/44 (Call 05/15/44)	65	72,002
4.60%, 03/15/43	25	28,003
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	70	72,423
3.40%, 03/15/50 (Call 09/15/49)	115	117,348
3.88%, 10/15/47 (Call 04/15/47)	100	109,605
4.80%, 08/15/38 (Call 02/15/38)	154	191,015
4.80%, 07/15/46 (Call 01/16/46)	105	130,774
4.90%, 12/15/48 (Call 06/15/48)	210	265,459
6.13%, 11/15/41	46	64,992
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	10	9,500

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 04/01/40 (Call 10/01/39)	$45	$51,202
4.25%, 04/01/50 (Call 10/01/49)	135	156,643
4.78%, 03/25/38 (Call 09/25/37)	442	539,434
4.88%, 07/20/35 (Call 01/20/35)	95	117,025
5.05%, 03/25/48 (Call 09/25/47)	656	829,519
5.13%, 07/20/45 (Call 01/20/45)	211	266,843
5.30%, 12/05/43 (Call 06/05/43)	77	98,893
6.13%, 09/15/39	45	61,001
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	130	114,470
3.95%, 03/15/49 (Call 09/15/48)	199	235,865
4.15%, 03/15/59 (Call 09/15/58)	135	166,776
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	133	163,136
5.38%, 04/15/34	65	89,013
6.38%, 05/15/38	202	305,965
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	100	93,741
3.40%, 01/15/38 (Call 07/15/37)	166	186,627
3.50%, 01/15/48 (Call 07/15/47)	93	105,054
3.63%, 03/03/37 (Call 09/03/36)	187	218,523
3.70%, 03/01/46 (Call 09/01/45)	175	202,697
3.75%, 03/03/47 (Call 09/03/46)	70	81,822
4.38%, 12/05/33 (Call 06/05/33)	286	356,651
4.50%, 09/01/40	60	76,495
4.50%, 12/05/43 (Call 06/05/43)	70	90,517
4.95%, 05/15/33	50	65,704
5.85%, 07/15/38	10	14,598
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	66	80,242
6.00%, 03/01/41 (Call 09/01/40)	35	47,402
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	60	74,957
5.90%, 11/01/39	20	28,182
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	51	48,885
2.45%, 06/24/50 (Call 12/24/49)	215	195,945
3.60%, 09/15/42 (Call 03/15/42)	111	125,601
3.70%, 02/10/45 (Call 08/10/44)	230	259,709
3.90%, 03/07/39 (Call 09/07/38)	25	29,463
4.00%, 03/07/49 (Call 09/07/48)	10	11,916
4.15%, 05/18/43	145	176,395
6.50%, 12/01/33	65	96,791
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	50	59,501
5.40%, 11/29/43 (Call 05/29/43)	50	62,109
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	160	158,042
3.70%, 09/21/42	40	46,160
4.00%, 11/20/45 (Call 05/20/45)	105	126,100
4.40%, 05/06/44	82	103,670
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	34,628
2.70%, 05/28/50 (Call 11/28/49)	140	133,587
3.90%, 03/15/39 (Call 09/15/38)	45	52,847
4.00%, 12/15/36	100	118,865
4.00%, 03/15/49 (Call 09/15/48)	45	53,293
4.10%, 09/15/38 (Call 03/15/38)	55	65,904
4.13%, 12/15/46	137	163,989
4.20%, 09/15/48 (Call 03/15/48)	105	128,146

52	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 06/15/43	$85	$103,283
4.40%, 05/15/44	65	80,680
5.60%, 09/15/40	30	42,074
7.20%, 03/15/39	154	248,083
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	201,334
3.38%, 07/09/60 (Call 01/09/60)	40	39,886
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	10,926
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	141,116
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	125	150,749
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)(a)	145	153,571
4.00%, 06/22/50 (Call 12/22/49)(a)	125	129,830
Wyeth LLC
5.95%, 04/01/37	190	271,709
6.00%, 02/15/36	25	35,538
6.50%, 02/01/34	76	111,880
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	15	14,922
3.95%, 09/12/47 (Call 03/12/47)	75	86,063
4.70%, 02/01/43 (Call 08/01/42)	145	183,165

		15,805,796

Pipelines — 2.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(g)	200	230,798
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	35	34,551
5.85%, 11/15/43 (Call 05/15/43)	35	35,093
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	105	112,861
3.40%, 01/15/38 (Call 07/15/37)(a)	40	41,724
3.70%, 01/15/39 (Call 07/15/38)(a)	15	16,284
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	35,558
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	55	69,682
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	25,926
6.45%, 11/03/36(a)	25	27,935
6.75%, 09/15/37(a)	35	39,361
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	45	44,596
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	56,111
7.38%, 10/15/45 (Call 04/15/45)	70	102,270
Series B, 7.50%, 04/15/38	30	42,564
Enbridge Inc.
4.00%, 11/15/49 (Call 05/15/49)	5	5,267
4.50%, 06/10/44 (Call 12/10/43)	55	61,107
5.50%, 12/01/46 (Call 05/29/46)	73	93,014
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	75,989
5.00%, 05/15/50 (Call 11/15/49)	185	195,458
5.15%, 03/15/45 (Call 09/15/44)	55	58,514
5.30%, 04/15/47 (Call 10/15/46)	80	86,420
5.95%, 10/01/43 (Call 04/01/43)	70	79,965
6.00%, 06/15/48 (Call 12/15/47)	75	87,452
6.05%, 06/01/41 (Call 12/01/40)	90	104,371
6.13%, 12/15/45 (Call 06/15/45)	50	58,031
6.25%, 04/15/49 (Call 10/15/48)	90	107,956
6.50%, 02/01/42 (Call 08/01/41)	90	109,107

Security	Par (000)	Value

Pipelines (continued)
6.63%, 10/15/36	$60	$74,944
7.50%, 07/01/38	25	33,525
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	44	35,151
5.45%, 06/01/47 (Call 12/01/46)	45	37,059
5.60%, 04/01/44 (Call 10/01/43)	20	16,631
Enterprise Products Operating LLC
3.95%, 01/31/60 (Call 07/31/59)	25	25,626
4.20%, 01/31/50 (Call 07/31/49)	135	146,795
4.45%, 02/15/43 (Call 08/15/42)	89	101,740
4.80%, 02/01/49 (Call 08/01/48)	99	116,357
4.85%, 08/15/42 (Call 02/15/42)	158	187,499
4.85%, 03/15/44 (Call 09/15/43)	174	204,372
4.95%, 10/15/54 (Call 04/15/54)	60	70,733
5.10%, 02/15/45 (Call 08/15/44)	179	217,925
5.70%, 02/15/42	70	91,198
5.95%, 02/01/41	97	128,497
6.13%, 10/15/39	65	88,089
6.45%, 09/01/40	85	117,600
7.55%, 04/15/38	51	76,267
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	65	62,345
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	200	198,046
2.94%, 09/30/40(a)	200	197,362
3.25%, 09/30/40(g)	200	196,500
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	60,433
5.00%, 08/15/42 (Call 02/15/42)	55	62,383
5.00%, 03/01/43 (Call 09/01/42)	85	96,926
5.40%, 09/01/44 (Call 03/01/44)	65	77,438
5.50%, 03/01/44 (Call 09/01/43)	55	65,956
5.80%, 03/15/35	25	31,369
6.38%, 03/01/41	95	123,683
6.55%, 09/15/40	55	72,255
6.95%, 01/15/38	98	132,769
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	80	72,932
5.05%, 02/15/46 (Call 08/15/45)	55	63,386
5.20%, 03/01/48 (Call 09/01/47)	90	106,700
5.30%, 12/01/34 (Call 06/01/34)	135	161,434
5.55%, 06/01/45 (Call 12/01/44)	140	171,741
7.75%, 01/15/32	100	143,599
7.80%, 08/01/31	75	106,412
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	25	25,574
4.20%, 10/03/47 (Call 04/03/47)	20	20,933
4.25%, 09/15/46 (Call 03/15/46)	25	26,464
4.85%, 02/01/49 (Call 08/01/48)	55	62,982
5.15%, 10/15/43 (Call 04/15/43)	70	83,546
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	195	214,888
4.70%, 04/15/48 (Call 10/15/47)	90	98,756
5.20%, 03/01/47 (Call 09/01/46)	65	75,483
5.20%, 12/01/47 (Call 06/01/47)	65	73,507
5.50%, 02/15/49 (Call 08/15/48)	122	148,397
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	60	80,065
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	60,128
4.95%, 07/13/47 (Call 01/06/47)	25	26,750

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 07/15/48 (Call 01/15/48)	$121	$134,703
7.15%, 01/15/51 (Call 07/15/50)	35	47,271
ONEOK Partners LP 6.13%, 02/01/41 (Call 08/01/40)	30	35,898
6.20%, 09/15/43 (Call 03/15/43)	90	107,518
6.85%, 10/15/37	40	51,321
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	110	121,365
Plains All American Pipeline LP/PAA Finance Corp. 4.70%, 06/15/44 (Call 12/15/43)	85	81,332
4.90%, 02/15/45 (Call 08/15/44)	55	55,099
5.15%, 06/01/42 (Call 12/01/41)	80	80,582
6.65%, 01/15/37	25	29,824
Rockies Express Pipeline LLC 6.88%, 04/15/40(a)	20	22,158
7.50%, 07/15/38(a)	25	28,158
Sabal Trail Transmission LLC, 4.68%, 05/01/38
(Call 11/01/37)(a)	65	74,393
Spectra Energy Partners LP 4.50%, 03/15/45 (Call 09/15/44)	60	66,782
5.95%, 09/25/43 (Call 03/25/43)	35	44,795
Sunoco Logistics Partners Operations LP 4.95%, 01/15/43 (Call 07/15/42)	35	36,096
5.30%, 04/01/44 (Call 10/01/43)	86	92,304
5.35%, 05/15/45 (Call 11/15/44)	80	86,502
5.40%, 10/01/47 (Call 04/01/47)	109	119,064
6.10%, 02/15/42	30	34,277
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/32 (Call 07/15/26)(a)	80	78,434
4.88%, 02/01/31 (Call 02/01/26)(a)	80	82,006
Texas Eastern Transmission LP, 4.15%, 01/15/48
(Call 07/15/47)(a)	64	66,687
TransCanada PipeLines Ltd. 4.63%, 03/01/34 (Call 12/01/33)	180	209,356
4.75%, 05/15/38 (Call 11/15/37)	35	41,008
4.88%, 05/15/48 (Call 11/15/47)	90	107,825
5.00%, 10/16/43 (Call 04/16/43)	50	59,643
5.10%, 03/15/49 (Call 09/15/48)	111	137,853
5.60%, 03/31/34	50	62,702
5.85%, 03/15/36	30	39,234
6.20%, 10/15/37	41	54,644
7.25%, 08/15/38	65	94,259
7.63%, 01/15/39	89	133,079
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)	40	42,849
4.60%, 03/15/48 (Call 09/15/47)	85	98,046
Western Midstream Operating LP 5.30%, 03/01/48 (Call 09/01/47)	56	58,853
5.45%, 04/01/44 (Call 10/01/43)	55	58,702
5.50%, 08/15/48 (Call 02/15/48)	20	20,554
6.50%, 02/01/50 (Call 08/01/49)	75	86,318
Williams Companies Inc. (The) 4.85%, 03/01/48 (Call 09/01/47)	125	144,750
4.90%, 01/15/45 (Call 07/15/44)	65	74,154
5.75%, 06/24/44 (Call 12/24/43)	75	93,667
6.30%, 04/15/40	145	189,466
8.75%, 03/15/32	106	158,995

		10,551,641

Security	Par (000)	Value

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	$60	$72,356
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	31,700
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	75	92,506
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)	50	63,033
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(a)	25	26,192

		285,787

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(g) .	200	265,878
Howard Hughes Corp. (The), 4.38%, 02/01/31 (Call 02/01/26)(a)	50	49,877
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	133,976

		449,731

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc. 1.88%, 02/01/33 (Call 11/01/32)	160	150,936
3.00%, 05/18/51 (Call 11/18/50)	155	148,220
3.38%, 08/15/31 (Call 05/15/31)	95	104,580
4.00%, 02/01/50 (Call 08/01/49)	70	78,592
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31 (Call 10/30/30)	45	50,019
American Tower Corp. 2.95%, 01/15/51 (Call 07/15/50)	30	27,574
3.10%, 06/15/50 (Call 12/15/49)	160	151,619
3.70%, 10/15/49 (Call 04/15/49)	75	78,424
AvalonBay Communities Inc. 3.90%, 10/15/46 (Call 04/15/46)	20	22,731
4.15%, 07/01/47 (Call 01/01/47)	20	23,555
4.35%, 04/15/48 (Call 10/15/47)	35	42,862
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	95	100,655
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	26,546
Crown Castle International Corp. 3.25%, 01/15/51 (Call 07/15/50)	81	77,602
4.00%, 11/15/49 (Call 05/15/49)	35	37,755
4.15%, 07/01/50 (Call 01/01/50)	20	22,151
4.75%, 05/15/47 (Call 11/15/46)	51	60,716
5.20%, 02/15/49 (Call 08/15/48)	105	134,372
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	9,770
Equinix Inc. 2.95%, 09/15/51 (Call 03/15/51)	30	27,285
3.00%, 07/15/50 (Call 01/15/50)	90	83,085
ERP Operating LP 4.00%, 08/01/47 (Call 02/01/47)	20	22,920
4.50%, 07/01/44 (Call 01/01/44)	50	61,997
4.50%, 06/01/45 (Call 12/01/44)	45	54,890
Essex Portfolio LP 2.65%, 03/15/32 (Call 12/15/31)	100	102,068
4.50%, 03/15/48 (Call 09/15/47)	15	17,706
Federal Realty Investment Trust, 4.50%, 12/01/44
(Call 06/01/44)	60	69,403
Healthcare Realty Trust Inc., 2.05%, 03/15/31 (Call 12/15/30)	15	14,497
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	30	42,055
Iron Mountain Inc. 4.50%, 02/15/31 (Call 02/15/26)(a)	55	54,605
5.63%, 07/15/32 (Call 07/15/26)(a)	70	74,054
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	45	43,590

54	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp. 4.25%, 04/01/45 (Call 10/01/44)	$100	$112,604
4.45%, 09/01/47 (Call 03/01/47)	35	40,460
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31 (Call 03/15/26)	100	101,827
National Retail Properties Inc. 3.10%, 04/15/50 (Call 10/15/49)	80	75,189
4.80%, 10/15/48 (Call 04/25/48)	15	18,175
Prologis LP, 3.00%, 04/15/50 (Call 10/15/49)	100	100,331
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	70,082
Regency Centers LP 4.40%, 02/01/47 (Call 08/01/46)	80	88,509
4.65%, 03/15/49 (Call 09/15/48)	10	11,564
Simon Property Group LP 3.25%, 09/13/49 (Call 03/13/49)	35	33,454
3.80%, 07/15/50 (Call 01/15/50)	110	114,968
4.25%, 10/01/44 (Call 04/01/44)	80	88,872
4.25%, 11/30/46 (Call 05/30/46)	30	33,499
4.75%, 03/15/42 (Call 09/15/41)	25	29,714
6.75%, 02/01/40 (Call 11/01/39)	101	145,751
UDR Inc. 2.10%, 08/01/32 (Call 05/01/32)	5	4,851
3.00%, 08/15/31 (Call 05/15/31)	91	96,257
3.10%, 11/01/34 (Call 08/01/34)	35	37,154
Ventas Realty LP 4.38%, 02/01/45 (Call 08/01/44)	10	10,686
5.70%, 09/30/43 (Call 03/30/43)	75	94,139
VEREIT Operating Partnership LP, 2.85%, 12/15/32 (Call 09/15/32)	15	14,974
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	60	61,899
Welltower Inc. 4.95%, 09/01/48 (Call 03/01/48)	30	36,921
6.50%, 03/15/41 (Call 09/15/40)	85	115,652
Weyerhaeuser Co., 7.38%, 03/15/32	180	260,878

		3,815,244

Retail — 1.6%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	100	116,954
Bed Bath & Beyond Inc. 4.92%, 08/01/34 (Call 02/01/34)(d)	35	32,398
5.17%, 08/01/44 (Call 02/01/44)	45	40,305
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	160	156,830
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	35	37,509
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	52,113
Home Depot Inc. (The) 3.13%, 12/15/49 (Call 06/15/49)	45	46,115
3.30%, 04/15/40 (Call 10/15/39)	60	65,371
3.35%, 04/15/50 (Call 10/15/49)	140	149,170
3.50%, 09/15/56 (Call 03/15/56)	115	125,698
3.90%, 06/15/47 (Call 12/15/46)	102	117,924
4.20%, 04/01/43 (Call 10/01/42)	100	119,807
4.25%, 04/01/46 (Call 10/01/45)	135	163,362
4.40%, 03/15/45 (Call 09/15/44)	138	169,418
4.50%, 12/06/48 (Call 06/06/48)	50	63,043
4.88%, 02/15/44 (Call 08/15/43)	59	76,925
5.40%, 09/15/40 (Call 03/15/40)	56	76,098
5.88%, 12/16/36	263	376,584
5.95%, 04/01/41 (Call 10/01/40)	107	154,691
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	50	57,558

Security	Par (000)	Value

Retail (continued)
L Brands Inc. 6.75%, 07/01/36	$60	$72,195
6.88%, 11/01/35	75	90,973
6.95%, 03/01/33	35	38,789
7.60%, 07/15/37	25	29,136
Lowe’s Companies Inc. 3.00%, 10/15/50 (Call 04/15/50)	40	38,278
3.70%, 04/15/46 (Call 10/15/45)	123	133,108
4.05%, 05/03/47 (Call 11/03/46)	195	222,002
4.38%, 09/15/45 (Call 03/15/45)	23	27,241
4.65%, 04/15/42 (Call 10/15/41)	80	98,638
5.50%, 10/15/35	20	26,357
Macy’s Retail Holdings LLC 4.30%, 02/15/43 (Call 08/15/42)	30	22,720
4.50%, 12/15/34 (Call 06/15/34)	57	48,497
5.13%, 01/15/42 (Call 07/15/41)	25	20,540
McDonald’s Corp. 3.63%, 05/01/43	35	38,116
3.63%, 09/01/49 (Call 03/01/49)	40	43,046
3.70%, 02/15/42	50	55,049
4.20%, 04/01/50 (Call 10/01/49)	125	146,876
4.45%, 03/01/47 (Call 09/01/46)	90	108,009
4.45%, 09/01/48 (Call 03/01/48)	70	84,512
4.60%, 05/26/45 (Call 11/26/44)	70	85,421
4.70%, 12/09/35 (Call 06/09/35)	84	103,302
4.88%, 07/15/40	35	44,438
4.88%, 12/09/45 (Call 06/09/45)	107	135,062
6.30%, 10/15/37	50	71,767
6.30%, 03/01/38	65	93,081
Murphy Oil USA Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	50	49,971
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	70	66,284
QVC Inc. 5.45%, 08/15/34 (Call 02/15/34)	40	42,198
5.95%, 03/15/43	25	25,940
Starbucks Corp. 3.50%, 11/15/50 (Call 05/15/50)	70	73,132
3.75%, 12/01/47 (Call 06/01/47)	180	194,323
4.30%, 06/15/45 (Call 12/10/44)	30	34,618
4.45%, 08/15/49 (Call 02/15/49)	75	90,773
Target Corp. 3.63%, 04/15/46	104	119,934
3.90%, 11/15/47 (Call 05/15/47)	95	114,144
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	40	51,818
Walgreen Co., 4.40%, 09/15/42	50	55,111
Walgreens Boots Alliance Inc. 4.10%, 04/15/50 (Call 10/15/49)	115	121,050
4.50%, 11/18/34 (Call 05/18/34)	36	41,468
4.65%, 06/01/46 (Call 12/01/45)	55	61,800
4.80%, 11/18/44 (Call 05/18/44)	101	115,414
Walmart Inc. 2.95%, 09/24/49 (Call 03/24/49)	50	51,478
3.63%, 12/15/47 (Call 06/15/47)	100	114,592
3.95%, 06/28/38 (Call 12/28/37)	160	191,109
4.00%, 04/11/43 (Call 10/11/42)	98	117,862
4.05%, 06/29/48 (Call 12/29/47)	226	276,972
4.30%, 04/22/44 (Call 10/22/43)	94	118,250
4.88%, 07/08/40	20	26,475
5.00%, 10/25/40	40	54,202
5.25%, 09/01/35	146	200,353
5.63%, 04/01/40	20	28,588

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.63%, 04/15/41	$20	$28,764
6.20%, 04/15/38	75	112,078
6.50%, 08/15/37	136	206,773
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	70	67,345
5.35%, 11/01/43 (Call 05/01/43)	15	16,546
6.88%, 11/15/37	35	43,747

		6,988,138

Semiconductors — 0.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	50	64,609
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	50	48,763
4.35%, 04/01/47 (Call 10/01/46)	92	115,356
5.10%, 10/01/35 (Call 04/01/35)	82	108,503
5.85%, 06/15/41	80	116,217
Broadcom Inc.
3.50%, 02/15/41 (Call 08/15/40)(a)	50	49,648
4.30%, 11/15/32 (Call 08/15/32)	197	221,647
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	105	104,162
3.25%, 11/15/49 (Call 05/15/49)	90	93,479
3.73%, 12/08/47 (Call 06/08/47)	190	212,348
4.00%, 12/15/32	85	100,915
4.10%, 05/19/46 (Call 11/19/45)	131	154,756
4.10%, 05/11/47 (Call 11/11/46)	85	100,218
4.25%, 12/15/42	30	36,052
4.60%, 03/25/40 (Call 09/25/39)	20	25,183
4.75%, 03/25/50 (Call 09/25/49)	150	194,430
4.80%, 10/01/41	100	129,013
4.95%, 03/25/60 (Call 09/25/59)	120	164,743
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	20,157
5.00%, 03/15/49 (Call 09/15/48)	80	104,399
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	125	122,871
3.13%, 06/15/60 (Call 12/15/59)	20	20,175
4.88%, 03/15/49 (Call 09/15/48)	75	100,979
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	136	150,345
3.50%, 04/01/50 (Call 10/01/49)	205	222,441
3.70%, 04/01/60 (Call 10/01/59)	10	11,191
Qorvo Inc., 3.38%, 04/01/31 (Call 04/01/26)(a)	55	54,990
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	60	62,842
4.30%, 05/20/47 (Call 11/20/46)	122	150,104
4.65%, 05/20/35 (Call 11/20/34)	107	134,755
4.80%, 05/20/45 (Call 11/20/44)	160	206,272
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	70,567
4.15%, 05/15/48 (Call 11/15/47)	130	158,890

		3,631,020

Software — 1.4%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	35,148
4.50%, 06/15/47 (Call 12/15/46)	90	110,991
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	30	36,241
Fiserv Inc.,
4.40%, 07/01/49 (Call 01/01/49)	180	214,796

Security	Par (000)	Value

Software (continued)
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	$684	$643,678
2.68%, 06/01/60 (Call 12/01/59)	554	520,273
3.45%, 08/08/36 (Call 02/08/36)	171	197,502
3.50%, 02/12/35 (Call 08/12/34)	125	146,229
3.70%, 08/08/46 (Call 02/08/46)	316	372,387
3.95%, 08/08/56 (Call 02/08/56)	167	207,127
4.10%, 02/06/37 (Call 08/06/36)	175	216,902
4.20%, 11/03/35 (Call 05/03/35)	140	174,654
4.25%, 02/06/47 (Call 08/06/46)	35	44,695
4.45%, 11/03/45 (Call 05/03/45)	15	19,681
4.50%, 10/01/40	10	13,135
4.50%, 02/06/57 (Call 08/06/56)	55	75,166
5.20%, 06/01/39	50	70,987
5.30%, 02/08/41	40	57,508
MSCI Inc., 3.88%, 02/15/31 (Call 06/01/25)(a)	85	89,217
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	205	221,369
3.60%, 04/01/50 (Call 10/01/49)	331	346,835
3.80%, 11/15/37 (Call 05/15/37)	168	188,736
3.85%, 07/15/36 (Call 01/15/36)	115	131,385
3.85%, 04/01/60 (Call 10/01/59)	330	356,469
3.90%, 05/15/35 (Call 11/15/34)	105	121,361
4.00%, 07/15/46 (Call 01/15/46)	144	159,457
4.00%, 11/15/47 (Call 05/15/47)	151	168,190
4.13%, 05/15/45 (Call 11/15/44)	155	177,143
4.30%, 07/08/34 (Call 01/08/34)	160	190,728
4.38%, 05/15/55 (Call 11/15/54)	130	154,495
4.50%, 07/08/44 (Call 01/08/44)	71	85,172
5.38%, 07/15/40	179	235,757
6.13%, 07/08/39	94	134,369
6.50%, 04/15/38	111	164,200

		6,081,983

Telecommunications — 3.7%
America Movil SAB de CV
6.13%, 11/15/37	35	48,108
6.13%, 03/30/40	309	431,750
6.38%, 03/01/35	156	223,724
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	185	187,823
3.50%, 06/01/41 (Call 12/01/40)	270	271,455
3.50%, 09/15/53 (Call 03/15/53)(a)	965	886,613
3.50%, 02/01/61 (Call 08/01/60)	285	256,483
3.55%, 09/15/55 (Call 03/15/55)(a)	1,025	940,909
3.65%, 06/01/51 (Call 12/01/50)	250	241,570
3.65%, 09/15/59 (Call 03/15/59)(a)	886	818,141
3.80%, 12/01/57 (Call 06/01/57)(a)	390	371,397
3.85%, 06/01/60 (Call 12/01/59)	90	86,351
4.50%, 05/15/35 (Call 11/15/34)	295	339,383
4.65%, 06/01/44 (Call 12/01/43)	75	84,986
4.85%, 03/01/39 (Call 09/01/38)	130	153,171
4.90%, 08/15/37 (Call 02/14/37)	140	167,126
4.90%, 06/15/42	55	65,040
5.70%, 03/01/57 (Call 09/01/56)	10	12,740
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	45	53,140
4.46%, 04/01/48 (Call 10/01/47)	110	133,684
Cisco Systems Inc.
5.50%, 01/15/40	210	296,510
5.90%, 02/15/39	179	260,590

56	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	$70	$79,638
4.70%, 03/15/37	25	29,090
4.75%, 03/15/42	85	102,394
5.35%, 11/15/48 (Call 05/15/48)	40	52,241
5.45%, 11/15/79 (Call 05/15/79)	10	12,860
5.75%, 08/15/40	61	79,891
5.85%, 11/15/68 (Call 05/15/68)	61	84,298
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	159,092
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	85	140,115
Embarq Corp., 8.00%, 06/01/36	112	133,152
Juniper Networks Inc., 5.95%, 03/15/41	36	45,231
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	50	59,818
Series U, 7.65%, 03/15/42	35	41,866
Motorola Solutions Inc., 5.50%, 09/01/44	76	93,615
Nokia OYJ, 6.63%, 05/15/39	40	50,533
Orange SA
5.38%, 01/13/42	59	79,165
5.50%, 02/06/44 (Call 08/06/43)	125	171,668
9.00%, 03/01/31	240	381,914
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	66	71,011
4.30%, 02/15/48 (Call 08/15/47)	70	81,943
4.35%, 05/01/49 (Call 11/01/48)	153	181,248
4.50%, 03/15/43 (Call 09/15/42)	45	52,995
5.00%, 03/15/44 (Call 09/15/43)	80	101,784
5.45%, 10/01/43 (Call 04/01/43)	35	46,677
7.50%, 08/15/38	25	38,202
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	54	59,877
Sprint Capital Corp., 8.75%, 03/15/32	165	245,307
Telecom Italia Capital SA
6.00%, 09/30/34	75	86,587
6.38%, 11/15/33	75	88,757
7.20%, 07/18/36	75	96,128
7.72%, 06/04/38	93	124,810
Telefonica Emisiones SA
4.90%, 03/06/48	155	178,421
5.21%, 03/08/47	235	282,548
7.05%, 06/20/36	240	341,815
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	85	99,260
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)(a)	65	64,964
2.88%, 02/15/31 (Call 02/15/26)	75	73,600
3.30%, 02/15/51 (Call 08/15/50)(a)	190	178,083
4.38%, 04/15/40 (Call 10/15/39)(a)	195	220,931
4.50%, 04/15/50 (Call 10/15/49)(a)	310	348,849
United States Cellular Corp., 6.70%, 12/15/33	45	55,861
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)(a)	1,088	985,304
3.00%, 11/20/60 (Call 05/20/60)	260	233,576
3.85%, 11/01/42 (Call 05/01/42)	140	154,442
4.00%, 03/22/50 (Call 09/22/49)	195	214,377
4.13%, 08/15/46	90	101,486
4.27%, 01/15/36	105	122,119
4.40%, 11/01/34 (Call 05/01/34)	235	279,093
4.50%, 08/10/33	249	297,276
4.52%, 09/15/48	207	245,471
4.75%, 11/01/41	62	75,962

Security	Par (000)	Value

Telecommunications (continued)
4.81%, 03/15/39	$290	$357,869
4.86%, 08/21/46	310	382,927
5.01%, 04/15/49	25	31,747
5.01%, 08/21/54	35	44,730
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	200	196,080
Vodafone Group PLC
4.25%, 09/17/50	205	230,590
4.38%, 02/19/43	138	159,717
4.88%, 06/19/49	160	196,405
5.00%, 05/30/38	210	260,948
5.13%, 06/19/59	50	64,037
6.15%, 02/27/37	185	253,951
6.25%, 11/30/32	43	57,577

		16,192,617

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	5	5,736
6.35%, 03/15/40	70	91,861
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	30	33,896
6.20%, 10/01/40	20	23,881

		155,374

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	10,158
3.55%, 02/15/50 (Call 08/15/49)	75	82,748
3.90%, 08/01/46 (Call 02/01/46)	70	80,699
4.05%, 06/15/48 (Call 12/15/47)	55	64,817
4.13%, 06/15/47 (Call 12/15/46)	40	47,913
4.15%, 04/01/45 (Call 10/01/44)	45	53,369
4.15%, 12/15/48 (Call 06/15/48)	61	73,245
4.38%, 09/01/42 (Call 03/01/42)	55	67,027
4.45%, 03/15/43 (Call 09/15/42)	74	91,217
4.55%, 09/01/44 (Call 03/01/44)	90	112,920
4.70%, 09/01/45 (Call 03/01/45)	10	12,892
4.90%, 04/01/44 (Call 10/01/43)	84	109,653
5.05%, 03/01/41 (Call 09/01/40)	30	38,989
5.15%, 09/01/43 (Call 03/01/43)	55	73,704
5.40%, 06/01/41 (Call 12/01/40)	90	122,437
5.75%, 05/01/40 (Call 11/01/39)	70	97,938
6.15%, 05/01/37	40	57,300
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	65	59,874
3.20%, 08/02/46 (Call 02/02/46)	25	26,488
3.65%, 02/03/48 (Call 08/03/47)	105	119,353
4.45%, 01/20/49 (Call 07/20/48)	55	70,816
6.20%, 06/01/36	40	58,013
6.25%, 08/01/34	10	14,495
6.38%, 11/15/37	43	63,755
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	43,967
4.80%, 08/01/45 (Call 02/01/45)	45	58,004
5.95%, 05/15/37	31	43,557
6.13%, 09/15/2115 (Call 03/15/2115)	78	121,235
7.13%, 10/15/31	71	103,026
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	70	72,568
3.80%, 11/01/46 (Call 05/01/46)	78	86,580

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.80%, 04/15/50 (Call 10/15/49)	$25	$28,020
3.95%, 05/01/50 (Call 11/01/49)	66	74,729
4.10%, 03/15/44 (Call 09/15/43)	58	66,558
4.25%, 11/01/66 (Call 05/01/66)	65	78,063
4.30%, 03/01/48 (Call 09/01/47)	70	83,376
4.40%, 03/01/43 (Call 09/01/42)	36	42,662
4.50%, 08/01/54 (Call 02/01/54)	65	79,691
4.75%, 05/30/42 (Call 11/30/41)	75	93,922
4.75%, 11/15/48 (Call 05/15/48)	20	24,660
5.50%, 04/15/41 (Call 10/15/40)	35	46,297
6.00%, 10/01/36	71	98,908
6.15%, 05/01/37	30	41,916
6.22%, 04/30/40	40	58,026
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(g)	200	241,642
FedEx Corp. 3.88%, 08/01/42	15	16,325
3.90%, 02/01/35	111	126,241
4.05%, 02/15/48 (Call 08/15/47)	80	87,919
4.10%, 04/15/43	40	44,217
4.10%, 02/01/45	65	71,395
4.40%, 01/15/47 (Call 07/15/46)	117	134,687
4.55%, 04/01/46 (Call 10/01/45)	136	158,853
4.75%, 11/15/45 (Call 05/15/45)	128	154,308
4.90%, 01/15/34	25	30,971
4.95%, 10/17/48 (Call 04/17/48)	65	80,460
5.10%, 01/15/44	93	116,161
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(g)	200	193,878
Kansas City Southern 3.50%, 05/01/50 (Call 11/01/49)	50	51,752
4.20%, 11/15/69 (Call 05/15/69)	56	60,824
4.30%, 05/15/43 (Call 11/15/42)	25	28,884
4.70%, 05/01/48 (Call 11/01/47)	65	76,837
4.95%, 08/15/45 (Call 02/15/45)	15	18,308
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(g)	104	124,380
Norfolk Southern Corp. 3.05%, 05/15/50 (Call 11/15/49)	25	24,691
3.16%, 05/15/55 (Call 11/15/54)	78	76,669
3.94%, 11/01/47 (Call 05/01/47)	109	122,998
3.95%, 10/01/42 (Call 04/01/42)	96	110,378
4.05%, 08/15/52 (Call 02/15/52)	105	120,567
4.10%, 05/15/49 (Call 11/15/48)	80	93,102
4.65%, 01/15/46 (Call 07/15/45)	50	60,622
4.84%, 10/01/41	40	50,861
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	37,452
Union Pacific Corp. 3.25%, 02/05/50 (Call 08/05/49)	25	25,811
3.38%, 02/01/35 (Call 08/01/34)	85	93,520
3.55%, 08/15/39 (Call 02/15/39)	50	54,910
3.60%, 09/15/37 (Call 03/15/37)	71	77,964
3.75%, 02/05/70 (Call 08/05/69)	105	111,532
3.80%, 10/01/51 (Call 04/01/51)	89	100,245
3.84%, 03/20/60 (Call 09/20/59)	147	164,985
3.88%, 02/01/55 (Call 08/01/54)	45	49,278
4.00%, 04/15/47 (Call 10/15/46)	55	62,970
4.05%, 11/15/45 (Call 05/15/45)	55	63,017
4.05%, 03/01/46 (Call 09/01/45)	45	51,482
4.10%, 09/15/67 (Call 03/15/67)	90	104,027
4.30%, 03/01/49 (Call 09/01/48)	65	77,906
4.38%, 09/10/38 (Call 03/10/38)	50	59,934

Security	Par (000)	Value

Transportation (continued)
4.38%, 11/15/65 (Call 05/15/65)	$109	$131,370
United Parcel Service Inc. 3.40%, 11/15/46 (Call 05/15/46)	55	59,982
3.63%, 10/01/42	70	77,822
3.75%, 11/15/47 (Call 05/15/47)	87	96,931
4.25%, 03/15/49 (Call 09/15/48)	15	17,936
4.88%, 11/15/40 (Call 05/15/40)	80	103,137
5.30%, 04/01/50 (Call 10/01/49)	165	228,792
6.20%, 01/15/38	110	157,457
XPO CNW Inc., 6.70%, 05/01/34	50	58,244

		7,500,219

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	45	57,147

Water — 0.1%
American Water Capital Corp. 3.45%, 05/01/50 (Call 11/01/49)	40	43,340
3.75%, 09/01/47 (Call 03/01/47)	70	79,124
4.20%, 09/01/48 (Call 03/01/48)	60	72,586
4.30%, 12/01/42 (Call 06/01/42)	45	53,963
4.30%, 09/01/45 (Call 03/01/45)	60	71,968
6.59%, 10/15/37	70	102,961
Essential Utilities Inc. 3.35%, 04/15/50 (Call 10/15/49)	60	61,423
4.28%, 05/01/49 (Call 11/01/48)	70	82,127

		567,492

Total Corporate Bonds & Notes — 54.6% (Cost: $230,567,956)		240,272,135

Foreign Government Obligations(h)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(g)	200	197,948

Argentina — 0.4%
Argentina Bonar Bonds 0.13%, 07/09/35(f)	1,415	447,224
0.13%, 01/09/38(f)	515	170,418
0.13%, 07/09/41(f)	75	23,679
Argentine Republic Government International Bond 0.13%, 07/09/35 (Call 03/29/21)(f)	1,852	592,944
0.13%, 01/09/38 (Call 03/29/21)(d)(f)	590	219,310
0.13%, 07/09/41 (Call 03/29/21)(f)	1,000	342,820
0.13%, 07/09/46 (Call 03/29/21)(f)	180	58,027
1.00%, 07/09/29 (Call 03/29/21)	12	4,937

		1,859,359

Bahrain — 0.1%
Bahrain Government International Bond 5.63%, 09/30/31(g)	200	202,836
6.00%, 09/19/44(g)	200	194,170

		397,006

Belarus — 0.0%
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(g)	200	198,480

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(g)	10	10,310

58	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	$200	$188,422
5.00%, 01/27/45(d)	200	196,298
5.63%, 01/07/41	300	316,578
5.63%, 02/21/47	200	210,908
7.13%, 01/20/37	200	247,364
8.25%, 01/20/34	100	134,044

		1,293,614

Chile — 0.2%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)	200	203,884
3.10%, 01/22/61 (Call 07/22/60)	200	185,180
3.50%, 01/25/50 (Call 07/25/49)	200	202,856
3.63%, 10/30/42	150	158,388

		750,308

China — 0.0%
China Government International Bond, 2.75%, 12/03/39(g)	200	202,332

Colombia — 0.4%
Colombia Government International Bond
4.13%, 05/15/51 (Call 11/15/50)	200	193,004
5.00%, 06/15/45 (Call 12/15/44)	400	433,964
5.63%, 02/26/44 (Call 08/26/43)	200	231,590
6.13%, 01/18/41	400	483,276
7.38%, 09/18/37	200	267,090

		1,608,924

Costa Rica — 0.1%
Costa Rica Government International Bond
6.13%, 02/19/31(g)	200	202,786
7.00%, 04/04/44(g)	200	196,868

		399,654

Dominican Republic — 0.2%
Dominican Republic International Bond
4.88%, 09/23/32(g)	150	152,295
5.30%, 01/21/41(a)	150	148,463
5.88%, 01/30/60(g)	300	293,481
6.40%, 06/05/49(g)	150	160,000
6.85%, 01/27/45(g)	100	111,737
7.45%, 04/30/44(g)	200	239,828

		1,105,804

Ecuador — 0.1%
Ecuador Government International Bond
0.50%, 07/31/35(f)(g)	700	321,818
0.50%, 07/31/40(f)(g)	200	85,130

		406,948

Egypt — 0.2%
Egypt Government International Bond
7.05%, 01/15/32(g)	200	207,560
7.50%, 02/16/61(a)	200	189,204
8.50%, 01/31/47(g)	200	209,222
8.70%, 03/01/49(g)	200	212,472
8.88%, 05/29/50(g)	200	215,048

		1,033,506

El Salvador — 0.1%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(g)	200	187,554
7.65%, 06/15/35(g)	50	49,959

Security	Par (000)	Value

El Salvador (continued)
8.25%, 04/10/32(g)	$60	$61,492

		299,005

Ghana — 0.1%
Ghana Government International Bond
7.88%, 02/11/35(g)	200	196,958
8.13%, 03/26/32(g)	200	205,818

		402,776

Guatemala — 0.1%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(g)	200	242,000

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	168,195

Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51(d)	200	196,490
4.20%, 10/15/50	200	219,842
4.35%, 01/11/48	400	433,162
4.45%, 04/15/70	200	223,852
4.63%, 04/15/43(g)	200	222,736
5.25%, 01/17/42(g)	200	242,032
5.25%, 01/08/47(g)	200	244,676
6.63%, 02/17/37(g)	100	135,952
7.75%, 01/17/38(g)	100	149,156
8.50%, 10/12/35(g)	230	364,637

		2,432,535

Israel — 0.3%
Israel Government AID Bond, 5.50%, 09/18/33	40	56,578
Israel Government International Bond
3.88%, 07/03/50	200	222,448
4.50%, 01/30/43	200	246,164
State of Israel
3.38%, 01/15/50	200	204,130
3.80%, 05/13/60(g)	400	435,192

		1,164,512

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	250	258,548
5.38%, 06/15/33	81	100,873

		359,421

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/21)(f)(g)	70	70,914

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	279,162

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(g)	200	248,672

Kenya — 0.1%
Kenya Government International Bond, 8.00%, 05/22/32(g)	200	225,354

Lebanon — 0.0%
Lebanon Government International Bond, 7.25%, 03/23/37(g)(i)	50	6,762

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico — 0.7%
Mexico Government International Bond
1.88%, 02/15/41 (Call 10/19/70)	$200	$172,718
3.77%, 05/24/61 (Call 11/24/60)	400	354,420
4.35%, 01/15/47	200	200,220
4.50%, 01/31/50 (Call 07/31/49)	200	203,960
4.60%, 01/23/46	200	205,982
4.60%, 02/10/48	200	205,890
4.75%, 04/27/32 (Call 01/27/32)	200	225,056
4.75%, 03/08/44	350	370,822
5.00%, 04/27/51 (Call 10/27/50)	200	217,924
5.55%, 01/21/45	250	292,815
5.75%, 10/12/2110	180	204,908
6.05%, 01/11/40	200	244,600
6.75%, 09/27/34	160	210,010
8.30%, 08/15/31	75	112,244

		3,221,569

Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(a)	200	189,222

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(g)	200	205,582
7.88%, 02/16/32(g)	200	215,994

		421,576

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(g)	200	191,066
6.75%, 01/17/48(g)	200	194,340
7.00%, 01/25/51(a)	200	199,488

		584,894

Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	200	198,538
4.30%, 04/29/53	200	217,894
4.50%, 05/15/47 (Call 11/15/46)	200	224,420
4.50%, 04/16/50 (Call 10/16/49)	200	224,058
6.70%, 01/26/36	300	405,318

		1,270,228

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(g)	200	245,756

Peru — 0.2%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	93,802
2.78%, 12/01/60 (Call 06/01/60)	200	170,608
3.23%, 07/28/2121 (Call 01/28/2121)	100	84,683
5.63%, 11/18/50	150	207,451
6.55%, 03/14/37	100	138,908
8.75%, 11/21/33	127	200,928

		896,380

Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	183,590
2.95%, 05/05/45	200	192,602
3.70%, 02/02/42	200	213,654
3.95%, 01/20/40	300	330,519
6.38%, 01/15/32	165	226,573
6.38%, 10/23/34	100	139,692

		1,286,630

Security	Par (000)	Value

Qatar — 0.5%
Qatar Government International Bond
4.40%, 04/16/50(g)	$400	$476,936
4.63%, 06/02/46(g)	400	485,280
4.82%, 03/14/49(g)	400	501,012
5.10%, 04/23/48(g)	400	516,880
5.75%, 01/20/42(a)	200	281,350

		2,261,458

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(g)	400	407,172
5.13%, 06/15/48(g)	100	114,969
6.13%, 01/22/44(g)	100	130,789

		652,930

Russia — 0.3%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(g)	400	476,244
5.25%, 06/23/47(g)	400	503,020
5.63%, 04/04/42(g)	200	253,172
5.88%, 09/16/43(g)	200	264,218

		1,496,654

Saudi Arabia — 0.6%
Saudi Government International Bond
2.25%, 02/02/33(a)	200	192,874
3.45%, 02/02/61(a)	200	189,648
3.75%, 01/21/55(g)	200	200,942
4.50%, 10/26/46(g)	400	454,756
4.50%, 04/22/60(g)	300	345,867
4.63%, 10/04/47(g)	417	481,868
5.00%, 04/17/49(g)	400	487,268
5.25%, 01/16/50(g)	200	252,650

		2,605,873

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(g)	200	213,832

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	175,070
5.38%, 07/24/44	200	183,288
5.75%, 09/30/49	200	185,310
6.25%, 03/08/41	100	101,447

		645,115

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	248,938

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	131,125
Inter-American Development Bank
3.20%, 08/07/42	50	57,485
3.88%, 10/28/41	30	37,973
4.38%, 01/24/44	35	47,511
International Bank for Reconstruction & Development, 4.75%, 02/15/35	130	173,837

		447,931

Turkey — 0.4%
Turkey Government International Bond
4.88%, 04/16/43	200	163,082
5.75%, 05/11/47	400	353,588
6.00%, 01/14/41	300	277,284
6.63%, 02/17/45	200	194,442

60	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
6.75%, 05/30/40	$100	$100,640
6.88%, 03/17/36	235	244,400
7.25%, 03/05/38(d)	50	53,758
8.00%, 02/14/34	150	172,896

		1,560,090

Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(g)	200	203,880
7.38%, 09/25/32(g)	200	206,784

		410,664

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.13%, 09/30/49(g)	400	392,532
3.88%, 04/16/50(g)	400	446,912
4.13%, 10/11/47(g)	400	464,392
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(g)	200	225,418
Finance Department Government of Sharjah, 4.00%, 07/28/50(g)	200	186,776

		1,716,030

Uruguay — 0.2%
Uruguay Government International Bond
4.98%, 04/20/55	200	243,302
5.10%, 06/18/50	350	431,816
7.63%, 03/21/36	100	155,237
7.88%, 01/15/33	90	138,046

		968,401

Total Foreign Government Obligations — 8.3% (Cost: $36,506,824)		36,707,672

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	65,036

California — 0.9%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	50	79,804
Series S-1, 7.04%, 04/01/50(d)	50	85,483
Series S-3, 6.91%, 10/01/50	125	215,576
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	150	152,005
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	163,212
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	70,395
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	100	170,232
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	132,484
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	80,467
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	50	70,752
Series A, 6.60%, 07/01/50	100	172,372
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	204,058

Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center Pooled RB, 3.26%, 05/15/60 (Call 11/15/59)	$65	$68,299
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	227,767
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	149,850
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	75,512
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	125,537
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	116,464
State of California GO BAB
7.30%, 10/01/39	185	289,175
7.50%, 04/01/34	145	230,778
7.55%, 04/01/39	200	330,256
7.60%, 11/01/40	320	545,171
University of California RB, Series AQ, 4.77%, 05/15/2115	150	195,739
University of California RB BAB, 5.77%, 05/15/43	50	70,029

		4,021,417

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	31,442

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(d)	100	134,799

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114	50	66,233

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	94	135,926
Project M, Series 2010-A, 6.66%, 04/01/57	50	72,482

		208,408

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	200	266,570
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	74,191
State of Illinois GO, 5.10%, 06/01/33	625	695,738
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	122,159

		1,158,658

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40( 01/01/40)	50	50,306
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	68,258

		118,564

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL
2.66%, 09/01/39	100	106,817
Series E, 5.46%, 12/01/39	100	140,644
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	33,722
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	69,908

		351,091

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	$100	$104,499
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	100	99,147

		203,646

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	108,408

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	245,961
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	70,927
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	100	158,789
Rutgers The State University of New Jersey RB, Series P, 3.92%, 05/01/2119 (Call 11/01/2118)	100	106,996

		582,673

New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	134,672
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	238,233
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	66,025
5.57%, 11/01/38	150	198,141
New York City Water & Sewer System RB BAB, 5.72%, 06/15/42	150	216,040
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	104,815
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	129,564
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	78,165
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	68,414
Port Authority of New York & New Jersey RB
3.18%, 07/15/60 ( 07/15/31)	70	69,838
Series 168, 4.93%, 10/01/51	180	242,069
Series 174, 4.46%, 10/01/62	150	190,649
Series 181, 4.96%, 08/01/46	50	66,342

		1,802,967

Ohio — 0.1%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	195,694
Series E, 6.27%, 02/15/50	50	68,921
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	98,939
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	131,996
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	30,017

		525,567

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	138,793

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	57,633

Security	Par (000)	Value

Texas — 0.4%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	$50	$63,374
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	35,248
5.81%, 02/01/41	50	70,919
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	147,882
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	40,826
Dallas Fort Worth International Airport RB, Class C, 2.92%, 11/01/50	100	98,391
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 03/29/21) (PSF)	40	40,315
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	154,164
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	150	243,190
State of Texas GO BAB
5.52%, 04/01/39	50	71,670
Series A, 4.68%, 04/01/40	100	131,960
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	108,486
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	50,495
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	75	92,336
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	198,072

		1,547,328

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	54,544

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	71,496

Total Municipal Debt Obligations — 2.5% (Cost: $10,329,040)		11,248,703

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.5%
Federal National Mortgage Association
6.63%, 11/15/30	200	292,118
Series 2019-M4, Class A2, 3.61%, 02/25/31	300	348,245
FHLMC Multifamily Structured Pass Through Certificates
Series K-1512, Class A2, 2.99%, 05/25/31	90	98,972
Series K-1514, Class A2, 2.86%, 10/25/34	1,000	1,099,984
Freddie Mac Multifamily Structured Pass Through Certificates, Series 158, Class A2, 3.90%, 12/25/30(b)	375	446,264

		2,285,583

U.S. Government Agency Obligations — 0.8%
Federal Home Loan Banks, 5.50%, 07/15/36	150	222,710
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	375	556,882
6.75%, 03/15/31	450	669,474
Federal National Mortgage Association, 7.25%, 05/15/30	330	493,112
Tennessee Valley Authority
3.50%, 12/15/42	50	57,968
5.25%, 09/15/39	65	92,791

62	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
5.38%, 04/01/56	$500	$795,165
7.13%, 05/01/30	225	334,557
Series B, 4.70%, 07/15/33	40	52,336

		3,274,995

U.S. Government Obligations — 32.2%
U.S. Treasury Note/Bond
1.13%, 08/15/40	7,280	6,236,912
1.25%, 05/15/50	200	161,531
1.38%, 11/15/40	11,350	10,168,891
1.38%, 08/15/50	11,850	9,894,750
1.63%, 11/15/50(d)	7,170	6,383,541
1.88%, 02/15/41	1,600	1,566,926
1.88%, 02/15/51	6,700	6,348,250
2.00%, 02/15/50	3,450	3,363,750
2.25%, 08/15/46	7,010	7,199,489
2.25%, 08/15/49	200	205,906
2.38%, 11/15/49	4,260	4,503,619
2.50%, 02/15/45	3,800	4,092,719
2.50%, 02/15/46	2,095	2,258,345
2.50%, 05/15/46	2,750	2,962,266
2.75%, 08/15/42	400	451,000
2.75%, 11/15/42	325	365,980
2.75%, 08/15/47	3,550	4,017,047
2.75%, 11/15/47	3,500	3,962,109
2.88%, 05/15/43	2,150	2,472,836
2.88%, 08/15/45	3,025	3,483,949
2.88%, 11/15/46	150	173,109
2.88%, 05/15/49	1,200	1,398,562
3.00%, 11/15/44	1,200	1,408,312
3.00%, 05/15/45	875	1,028,945
3.00%, 11/15/45(d)	2,600	3,061,094
3.00%, 02/15/47	1,450	1,714,625
3.00%, 05/15/47	740	875,628
3.00%, 02/15/48	7,250	8,600,312
3.00%, 08/15/48	3,560	4,231,394
3.00%, 02/15/49	2,055	2,448,019
3.13%, 11/15/41	600	716,719
3.13%, 02/15/42	800	956,375
3.13%, 02/15/43	500	597,500
3.13%, 08/15/44	1,050	1,256,555
3.13%, 05/15/48	2,885	3,502,120
3.38%, 05/15/44	1,450	1,803,211
3.50%, 02/15/39	190	237,945
3.63%, 08/15/43	2,950	3,800,891
3.63%, 02/15/44	2,350	3,032,602
3.75%, 11/15/43	2,300	3,018,750
3.88%, 08/15/40	1,150	1,516,922
4.25%, 05/15/39	300	411,422
4.25%, 11/15/40	1,000	1,382,187

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.38%, 02/15/38	$200	$275,969
4.38%, 11/15/39	1,530	2,132,677
4.38%, 05/15/40	2,595	3,633,000
4.38%, 05/15/41	840	1,182,956
4.50%, 02/15/36	500	687,500
4.50%, 05/15/38	500	699,766
4.50%, 08/15/39	1,825	2,576,672
4.63%, 02/15/40	1,000	1,438,594
4.75%, 02/15/37	175	248,910
4.75%, 02/15/41	1,000	1,470,312
5.00%, 05/15/37	50	73,062
5.38%, 02/15/31	75	103,090

		141,795,523

Total U.S. Government & Agency Obligations — 33.5% (Cost: $146,253,275)		147,356,101

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(j)(k)(l)	13,300	13,300,089

Total Short-Term Investments — 3.0% (Cost: $13,300,089)		13,300,089

Total Investments in Securities — 101.9% (Cost: $436,957,184)		448,884,700

Other Assets, Less Liabilities — (1.9)%		(8,456,367)

Net Assets — 100.0%		$440,428,333

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2021	iShares® Core 10+ Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,628,652	$5,671,437	(a)	$—	$—	$—	$13,300,089	13,300	$27,365	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$240,272,135	$—	$240,272,135
Foreign Government Obligations	—	36,707,672	—	36,707,672
Municipal Debt Obligations	—	11,248,703	—	11,248,703
U.S. Government & Agency Obligations	—	147,356,101	—	147,356,101
Money Market Funds	13,300,089	—	—	13,300,089

	$13,300,089	$435,584,611	$—	$448,884,700

See notes to financial statements.

64	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2021

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$125,883,598	$435,584,611
Affiliated(c)	19,869,792	13,300,089
Receivables:
Investments sold	5,680	171,071
Securities lending income — Affiliated	254	1,451
TBA sales commitments	4,034,839	—
Capital shares sold	—	200,684
Dividends	1,874	41
Interest	603,730	3,716,433

Total assets	150,399,767	452,974,380

LIABILITIES
Bank overdraft	7,990	22,387
Collateral on securities loaned, at value	4,104,374	9,098,089
TBA sales commitments, at value(d)	4,016,496	—
Payables:
Investments purchased	18,536,559	3,405,153
Investment advisory fees	4,691	20,418

Total liabilities	26,670,110	12,546,047

NET ASSETS	$123,729,657	$440,428,333

NET ASSETS CONSIST OF:
Paid-in capital	$119,621,609	$427,620,908
Accumulated earnings	4,108,048	12,807,425

NET ASSETS	$123,729,657	$440,428,333

Shares outstanding	2,400,000	6,200,000

Net asset value	$51.55	$71.04

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$4,050,396	$9,169,088
(b) Investments, at cost — Unaffiliated	$122,333,695	$423,657,095
(c) Investments, at cost — Affiliated	$19,864,409	$13,300,089
(d) Proceeds from TBA sales commitments	$4,034,839	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Operations

Year Ended February 28, 2021

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$107,074	$3,715
Interest — Unaffiliated	2,569,637	12,319,734
Securities lending income — Affiliated — net	3,181	23,650
Other income — Unaffiliated	1,259	11,924

Total investment income	2,681,151	12,359,023

EXPENSES
Investment advisory fees	75,250	241,944
Miscellaneous	264	—

Total expenses	75,514	241,944

Less:
Investment advisory fees waived	(18,174)	—

Total expenses after fees waived	57,340	241,944

Net investment income	2,623,811	12,117,079

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	962,688	2,833,919
Investments — Affiliated	(3,067)	—
In-kind redemptions — Unaffiliated	181,242	12,027,934

Net realized gain	1,140,863	14,861,853

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(807,828)	(35,351,970)
Investments — Affiliated	(1,407)	—

Net change in unrealized appreciation (depreciation)	(809,235)	(35,351,970)

Net realized and unrealized gain (loss)	331,628	(20,490,117)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,955,439	$(8,373,038)

See notes to financial statements.

66	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,623,811	$2,495,258	$12,117,079	$10,577,397
Net realized gain	1,140,863	561,017	14,861,853	5,389,694
Net change in unrealized appreciation (depreciation)	(809,235)	4,631,772	(35,351,970)	57,001,313

Net increase (decrease) in net assets resulting from operations	2,955,439	7,688,047	(8,373,038)	72,968,404

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,262,437)	(2,342,031)	(13,545,197)	(10,383,479)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,184,845	55,318,607	104,738,517	67,238,098

NET ASSETS
Total increase in net assets	4,877,847	60,664,623	82,820,282	129,823,023
Beginning of year	118,851,810	58,187,187	357,608,051	227,785,028

End of year	$123,729,657	$118,851,810	$440,428,333	$357,608,051

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights

(For a share outstanding throughout each period)

		iShares Core 5-10 Year USD Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Period From 11/01/16(a) to 02/28/17

Net asset value, beginning of period	$51.67	$48.49	$48.16	$49.20	$50.00

Net investment income(b)	1.09	1.49	1.54	1.24	0.40
Net realized and unrealized gain (loss)(c)	0.15	3.15	0.25	(0.88)		(0.91)

Net increase (decrease) from investment operations	1.24	4.64	1.79	0.36		(0.51)

Distributions(d)
From net investment income	(1.36)	(1.46)	(1.46)	(1.35)		(0.29)
Return of capital	—	—	—	(0.05)	—

Total distributions	(1.36)	(1.46)	(1.46)	(1.40)		(0.29)

Net asset value, end of period	$51.55	$51.67	$48.49	$48.16	$49.20

Total Return
Based on net asset value	2.39%	9.72%	3.81%	0.70%	(1.01	)%(e)

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.07%	0.08	%(f)

Total expenses after fees waived	0.05%	0.05%	0.04%	0.05%	0.06	%(f)

Net investment income	2.09%	2.97%	3.22%	2.51%	2.53	%(f)

Supplemental Data
Net assets, end of period (000)	$123,730	$118,852	$58,187	$38,526	$24,602

Portfolio turnover rate(g)(h)	384%	377%	481%	504%	108	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

68	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$73.73	$59.94	$61.20	$61.86	$60.60

Net investment income(a)	2.24	2.37	2.39	2.39	2.41
Net realized and unrealized gain (loss)(b)	(2.40)	13.77	(1.21)	(0.49)	1.27

Net increase (decrease) from investment operations	(0.16)	16.14	1.18	1.90	3.68

Distributions(c)
From net investment income	(2.23)	(2.35)	(2.44)	(2.56)	(2.42)
From net realized gain	(0.30)	—	—	—	—

Total distributions	(2.53)	(2.35)	(2.44)	(2.56)	(2.42)

Net asset value, end of year	$71.04	$73.73	$59.94	$61.20	$61.86

Total Return
Based on net asset value	(0.36)%	27.44%	2.04%	3.03%	6.08%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.06%	0.07%	0.10%

Net investment income	3.00%	3.54%	4.01%	3.79%	3.81%

Supplemental Data
Net assets, end of year (000)	$440,428	$357,608	$227,785	$272,332	$160,824

Portfolio turnover rate(d)	17%	9%	10%	11%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., TBA sales commitments) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

70	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements  (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core 5-10 Year USD Bond
Citigroup Global Markets Inc.	$1,250,975	$1,250,975		$—	$—
Credit Suisse Securities (USA) LLC	5,054	5,054		—	—
Goldman Sachs & Co.	116,190	116,190		—	—
JPMorgan Securities LLC	1,301,039	1,301,039		—	—
Morgan Stanley & Co. LLC	1,377,138	1,377,138		—	—

	$4,050,396	$4,050,396		$—	$—

72	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core 10+ Year USD Bond
Credit Suisse Securities (USA) LLC	$97,602	$97,602		$—	$—
Deutsche Bank Securities Inc.	35,384	35,343		—	(41	)(b)
JPMorgan Securities LLC	8,434,019	8,347,900		—	(86,119	)(b)
UBS AG	194,335	194,335		—	—
Wells Fargo Bank, National Association	213,223	213,223		—	—
Wells Fargo Securities LLC	194,525	194,525		—	—

	$9,169,088	$9,082,928		$—	$(86,160)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Core 5-10 Year USD Bond	$18,174

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$935
Core 10+ Year USD Bond	6,851

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core 5-10 Year USD Bond	$126,534	$138,163	$(20,202)
Core 10+ Year USD Bond	823,315	269,575	(280,231)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$460,958,484	$461,898,853	$15,534,249	$13,324,060
Core 10+ Year USD Bond	38,415,211	49,574,894	42,485,364	18,911,633

For the year ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$5,300,200	$2,663,563
Core 10+ Year USD Bond	199,502,371	107,330,671

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

74	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Core 5-10 Year USD Bond	$208,229	$(208,229)
Core 10+ Year USD Bond	12,314,118	(12,314,118)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20
Core 5-10 Year USD Bond
Ordinary income	$3,262,437	$2,342,031

Core 10+ Year USD Bond
Ordinary income	$11,930,792	$10,383,479
Long-term capital gains	1,614,405	—

	$13,545,197	$10,383,479

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	(a)	Qualified Late-Year Losses	(b)	Total
Core 5-10 Year USD Bond	$19,131	$533,655	$3,555,262		$—		$4,108,048
Core 10+ Year USD Bond	1,128,644	—	11,900,623		(221,842)		12,807,425

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

(b)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended February 28, 2021, the Funds utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
Core 5-10 Year USD Bond	$4,121
Core 10+ Year USD Bond	1,092,085

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$142,275,062	$4,127,768	$(649,440)	$3,478,328
Core 10+ Year USD Bond	436,984,077	23,547,653	(11,647,030)	11,900,623

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

76	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/21		Year Ended 02/29/20

iShares ETF	Shares	Amount	Shares	Amount

Core 5-10 Year USD Bond
Shares sold	200,000	$10,422,671	1,100,000	$55,318,607
Shares redeemed	(100,000)	(5,237,826)	—	—

Net increase	100,000	$5,184,845	1,100,000	$55,318,607

Core 10+ Year USD Bond
Shares sold	2,850,000	$214,545,439	1,550,000	$102,408,529
Shares redeemed	(1,500,000)	(109,806,922)	(500,000)	(35,170,431)

Net increase	1,350,000	$104,738,517	1,050,000	$67,238,098

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core 5-10 Year USD Bond ETF and

iShares Core 10+ Year USD Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

78	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends
Core 5-10 Year USD Bond	$2,530,520
Core 10+ Year USD Bond	12,113,726

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Core 5-10 Year USD Bond	$2,214,821
Core 10+ Year USD Bond	9,072,188

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest
Core 5-10 Year USD Bond	$369,629
Core 10+ Year USD Bond	2,570,837

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 28, 2021:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
Core 5-10 Year USD Bond	$ 390,923	$15,576
Core 10+ Year USD Bond	—	1,909,935

I M P O R T A N T T A X I N F O R M A T I O N	79

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

80	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 5-10 Year USD Bond(a)	$1.309044	$—	$0.048879	$1.357923	96%	—%	4%	100%
Core 10+ Year USD Bond	2.223670	0.301758	—	2.525428	88	12	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	81

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);

Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

82	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	83

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

84	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

PSF	Permanent School Fund

RB	Revenue Bond

REIT	Real Estate Investment Trust

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	85

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-203-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 28, 2021 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.38% for the reporting period.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional large round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). Corporate bond prices were significantly impacted by the economic disruption early in the reporting period. In March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies and downgrades, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated investment-grade bonds. However, Fed actions to support the bond market drove a recovery in corporate bond prices amid record high issuance. Investment-grade bonds finished the reporting period with positive returns overall, benefiting from an improving economic outlook.

Securitized bonds also advanced, particularly mortgage-backed securities (“MBS”). The Fed announced open-ended MBS purchases in March 2020, providing significant support to the MBS market. Fed purchasing boosted prices throughout the reporting period despite increased refinancing activity due to low mortgage rates.

U.S. Treasury yields dropped significantly at the beginning of the reporting period, with the 10-year U.S. Treasury yield touching an all-time low in March 2020. However, as mass vaccinations began and the outlook for growth improved in early 2021, yields rose significantly. Higher inflation expectations near the end of the reporting period and record issuance of U.S. Treasuries weighed on bond prices, resulting in negative U.S. Treasury returns for the reporting period.

4	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.31%	3.49%	3.50%	1.31%	18.72%	41.00%
Fund Market	1.32	3.44	3.48	1.32	18.43	40.82
Index	1.38	3.55	3.58	1.38	19.07	42.10

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 984.20	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021 (continued)	iShares® Core U.S. Aggregate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	69.7%
Aa	3.1
A	11.6
Baa	14.4
Ba	0.5
Not Rated	0.7

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	68.9%
Corporate Bonds & Notes	28.6
Foreign Government Obligations	2.7
Collaterized Mortgage Obligations	1.3
Municipal Debt Obligations	0.7
Asset-Backed Securities	0.0	(b)
TBA Sales Commitments	(2.2)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

6	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 05/15/26	$9,450	$9,434,551
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 02/15/25)	7,490	7,475,527
GM Financial Automobile Leasing Trust Series 2020-2, Class A4, 1.01%, 07/22/24 (Call 03/20/23)	3,480	3,522,940
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 03/20/23)	6,970	7,018,996
Volkswagen Auto Lease Trust, Series 2020-A, Class A3, 0.39%, 01/22/24 (Call 04/20/23)	2,130	2,133,495

Total Asset-Backed Securities — 0.0% (Cost: $29,537,006)		29,585,509

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	2,360	2,548,636
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 10/15/28)(a)	5,000	5,872,444
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	15,310	16,368,006
Series 2020, Class A5, 2.65%, 01/15/63	6,500	6,847,183
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 03/15/30)	23,610	23,909,744
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	5,746,984
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	18,450	20,654,677
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	8,750	9,379,199
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	10,533,678
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	16,777,449
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 01/15/28)(a)	10,616	12,020,789
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	7,994,405
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	7,134,778
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	11,925,524
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	19,820,349
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	20,650	22,650,084
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 05/15/29)	20,000	22,384,266
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 09/15/30)	2,700	2,684,564
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	6,800,764
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	8,564,208
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	25,004,330
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46 (Call 11/10/23)	10,000	10,865,518
Series 2014-GC25, Class AA, 3.37%, 10/10/47 (Call 07/10/24)	7,419	7,772,673
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	5,209	5,711,077

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	$8,746	$9,103,355
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	17,730	19,384,478
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	12,278,767
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	13,900	15,560,837
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	22,777,158
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	14,997,745
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	8,900	9,626,869
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	2,800	3,065,946
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	10,000	10,868,935
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	7,000	7,495,851
Series 2014-UBS2, Class A4, 3.69%, 03/10/47 (Call 01/10/24)	10,000	10,754,436
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	9,700	10,558,419
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	12,887	14,043,878
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	12,920	14,078,308
Series 2015-CR22, Class A5, 3.31%, 03/10/48	3,000	3,265,573
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	18,719,067
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,983,706
Series 2015-DC1, Class C, 4.31%, 02/10/48(a)	3,000	2,944,257
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	15,500	17,121,996
Series 2015-LC23, Class A2, 3.22%, 10/10/48	12,482	12,668,243
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	3,650	4,051,776
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,908,872
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 01/10/26)	4,000	4,444,802
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	10,000	10,903,963
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	19,437,595
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 10/15/26)	5,200	5,718,828
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	30,778,590
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	10,733,725
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 07/10/26)	1,000	1,076,366
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,451,977
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	5,000	5,227,538
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	10,000	10,890,960
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	20,000	21,081,968
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	6,000	6,582,603
Series 2015-GC32, Class A2, 3.06%, 07/10/48 (Call 03/10/21)	201	200,943

8	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	$10,000	$11,072,614
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	14,042,194
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	3,416,357
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	2,500	2,867,032
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	7,000	7,631,391
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	10,636,402
Series 2014-C24, Class A5, 3.64%, 11/15/47	16,995	18,512,559
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/11/24)(a)	3,800	4,070,438
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	9,000	9,782,830
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46 (Call 04/15/23)	5,000	5,250,168
Series 2013-C10, Class A5, 4.08%, 07/15/46 (Call 06/15/23)(a)	1,600	1,718,717
Series 2013-C10, Class AS, 4.08%, 07/15/46 (Call 06/15/23)(a)	8,166	8,757,276
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	5,411,334
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	2,045,499
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	7,275	8,061,673
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	18,922,183
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	16,420	18,023,580
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 01/15/26)	2,000	2,171,970
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 11/15/26)	10,040	11,060,015
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,875,954
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	13,320,720
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	21,700	24,639,975
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 05/15/28)	700	796,135
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	7,660	8,466,465
Series 2019-L3, Class AS, 3.49%, 11/15/52	720	788,137
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	21,076,622
UBS Commercial Mortgage Trust, Series 2018-C08,
Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	20,567,817
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63 (Call 06/10/22)	19,115	19,721,206
Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	5,500	5,732,670
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	25,059	26,857,038
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	16,429,550

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	$13,048	$13,687,266
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 02/15/25)	8,500	9,249,778
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	5,566,795
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	11,147	12,223,976
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	6,721,354
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 11/15/30)	17,680	17,698,864
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45 (Call 06/15/22)	5,000	5,128,621
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	27,100	28,099,921
Series 2013-C11, Class A4, 3.04%, 03/15/45 (Call 11/15/22)	11,671	12,139,791
Series 2013-C14, Class A5, 3.34%, 06/15/46 (Call 05/15/23)	10,315	10,896,195

		1,112,898,741

Total Collaterized Mortgage Obligations — 1.3% (Cost: $1,063,778,177)		1,112,898,741

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	4,315	4,321,214
3.38%, 03/01/41 (Call 09/01/40)	5,895	6,030,585
3.75%, 02/15/23	1,355	1,439,918
4.20%, 04/15/24	1,692	1,869,897
4.65%, 10/01/28 (Call 07/01/28)	431	508,024
4.75%, 03/30/30 (Call 12/30/29)	1,758	2,094,481
5.40%, 10/01/48 (Call 04/01/48)	1,770	2,286,061
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	4,685	4,769,752
4.20%, 06/01/30 (Call 03/01/30)	1,376	1,592,225
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	5,418	6,018,260
3.63%, 05/01/22	3,287	3,406,449
3.65%, 11/01/24 (Call 08/01/24)	1,650	1,805,776
WPP Finance 2010
3.63%, 09/07/22	1,642	1,717,269
3.75%, 09/19/24	5,671	6,238,327

		44,098,238

Aerospace & Defense — 0.6%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/04/22)	3,010	3,021,107
1.43%, 02/04/24 (Call 02/04/22)	5,000	5,008,500
1.88%, 06/15/23 (Call 04/15/23)	1,867	1,904,508
2.13%, 03/01/22 (Call 02/01/22)	2,460	2,490,775
2.20%, 02/04/26 (Call 02/04/23)	5,000	5,008,850
2.25%, 06/15/26 (Call 03/15/26)	2,784	2,811,172
2.60%, 10/30/25 (Call 07/30/25)	2,958	3,051,502
2.70%, 05/01/22	1,857	1,900,027
2.70%, 02/01/27 (Call 12/01/26)	5,588	5,738,988
2.80%, 03/01/23 (Call 02/01/23)	2,475	2,565,338
2.80%, 03/01/24 (Call 02/01/24)	1,972	2,066,242

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
2.80%, 03/01/27 (Call 12/01/26)	$1,750	$1,805,213
2.85%, 10/30/24 (Call 07/30/24)	3,761	3,957,587
2.95%, 02/01/30 (Call 11/01/29)	3,840	3,869,491
3.10%, 05/01/26 (Call 03/01/26)	4,638	4,868,972
3.20%, 03/01/29 (Call 12/01/28)	2,881	2,971,982
3.25%, 02/01/28 (Call 12/01/27)	100	104,933
3.25%, 03/01/28 (Call 12/01/27)	1,684	1,763,990
3.25%, 02/01/35 (Call 11/01/34)	2,734	2,689,572
3.38%, 06/15/46 (Call 12/15/45)	988	905,344
3.45%, 11/01/28 (Call 08/01/28)	4,433	4,639,356
3.50%, 03/01/39 (Call 09/01/38)	1,284	1,250,064
3.55%, 03/01/38 (Call 09/01/37)	1,805	1,775,615
3.60%, 05/01/34 (Call 02/01/34)	2,341	2,399,291
3.63%, 03/01/48 (Call 09/01/47)	695	663,204
3.65%, 03/01/47 (Call 09/01/46)	1,830	1,753,378
3.75%, 02/01/50 (Call 08/01/49)	5,690	5,569,031
3.83%, 03/01/59 (Call 09/01/58)	1,271	1,216,309
3.85%, 11/01/48 (Call 05/01/48)	1,924	1,881,037
3.90%, 05/01/49 (Call 11/01/48)	2,941	2,918,237
3.95%, 08/01/59 (Call 02/01/59)	3,373	3,313,905
4.51%, 05/01/23 (Call 04/01/23)	700	751,009
4.88%, 05/01/25 (Call 04/01/25)	11,077	12,389,735
5.04%, 05/01/27 (Call 03/01/27)	12,699	14,639,280
5.15%, 05/01/30 (Call 02/01/30)	11,418	13,304,710
5.71%, 05/01/40 (Call 11/01/39)	5,002	6,290,315
5.81%, 05/01/50 (Call 11/01/49)	16,743	21,587,252
5.88%, 02/15/40	2,733	3,362,027
5.93%, 05/01/60 (Call 11/01/59)	11,932	15,678,529
6.13%, 02/15/33	1,038	1,294,863
6.63%, 02/15/38	465	600,585
6.88%, 03/15/39	1,150	1,555,651
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	2,581	2,673,684
2.13%, 08/15/26 (Call 05/15/26)	4,013	4,215,697
2.25%, 11/15/22 (Call 08/15/22)	1,983	2,039,198
2.38%, 11/15/24 (Call 09/15/24)	456	483,852
2.63%, 11/15/27 (Call 08/15/27)	2,099	2,254,704
3.25%, 04/01/25 (Call 03/01/25)	1,915	2,084,497
3.38%, 05/15/23 (Call 04/15/23)	4,083	4,350,681
3.50%, 05/15/25 (Call 03/15/25)	4,622	5,078,700
3.50%, 04/01/27 (Call 02/01/27)	612	686,872
3.60%, 11/15/42 (Call 05/14/42)	508	576,737
3.63%, 04/01/30 (Call 01/01/30)	4,017	4,575,283
3.75%, 05/15/28 (Call 02/15/28)	4,383	4,988,380
4.25%, 04/01/40 (Call 10/01/39)	5,059	6,191,660
4.25%, 04/01/50 (Call 10/01/49)	3,140	3,913,476
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	4,117	4,389,504
4.95%, 08/15/25 (Call 05/15/25)	2,862	3,097,457
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	4,950	4,814,964
2.90%, 12/15/29 (Call 09/15/29)	1,806	1,928,627
3.83%, 04/27/25 (Call 01/27/25)	2,246	2,486,255
3.85%, 06/15/23 (Call 05/15/23)	4,063	4,365,206
3.85%, 12/15/26 (Call 09/15/26)	2,609	2,945,796
3.95%, 05/28/24 (Call 02/28/24)	1,165	1,272,786
4.40%, 06/15/28 (Call 03/15/28)	8,790	10,241,177
4.85%, 04/27/35 (Call 10/27/34)	1,898	2,382,958
5.05%, 04/27/45 (Call 10/27/44)	510	663,408
6.15%, 12/15/40	1,081	1,552,932

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	$915	$917,553
2.80%, 06/15/50 (Call 12/15/49)	3,295	3,192,921
2.90%, 03/01/25 (Call 12/01/24)	3,597	3,859,365
3.10%, 01/15/23 (Call 11/15/22)	2,183	2,284,881
3.55%, 01/15/26 (Call 10/15/25)	7,046	7,849,244
3.60%, 03/01/35 (Call 09/01/34)	4,473	5,135,988
3.80%, 03/01/45 (Call 09/01/44)	3,525	4,030,767
4.07%, 12/15/42	5,859	6,992,306
4.09%, 09/15/52 (Call 03/15/52)	5,611	6,736,903
4.50%, 05/15/36 (Call 11/15/35)	2,510	3,129,744
4.70%, 05/15/46 (Call 11/15/45)	5,601	7,184,067
5.72%, 06/01/40	627	866,702
Series B, 6.15%, 09/01/36	1,540	2,224,361
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	6,300	6,513,696
2.93%, 01/15/25 (Call 11/15/24)	6,954	7,437,442
3.20%, 02/01/27 (Call 11/01/26)	1,975	2,168,550
3.25%, 08/01/23	2,381	2,544,408
3.25%, 01/15/28 (Call 10/15/27)	6,773	7,377,219
3.85%, 04/15/45 (Call 10/15/44)	3,509	3,927,483
4.03%, 10/15/47 (Call 04/15/47)	7,976	9,128,532
4.40%, 05/01/30 (Call 02/01/30)	4,868	5,758,016
4.75%, 06/01/43	3,784	4,754,445
5.05%, 11/15/40	807	1,048,059
5.15%, 05/01/40 (Call 11/01/39)	3,005	3,914,854
5.25%, 05/01/50 (Call 11/01/49)	4,128	5,627,744
Northrop Grumman Systems Corp., 7.75%, 02/15/31	935	1,377,844
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	4,550	4,607,694
2.50%, 12/15/22 (Call 09/15/22)	4,575	4,721,583
2.65%, 11/01/26 (Call 08/01/26)	25	26,981
2.80%, 03/15/22 (Call 02/15/22)	3,566	3,651,441
3.13%, 05/04/27 (Call 02/04/27)	4,803	5,262,935
3.13%, 07/01/50 (Call 01/01/50)	3,110	3,109,969
3.20%, 03/15/24 (Call 01/15/24)	5,083	5,457,719
3.50%, 03/15/27 (Call 12/15/26)	5,082	5,659,010
3.70%, 12/15/23 (Call 09/15/23)	2,248	2,430,897
3.75%, 11/01/46 (Call 05/01/46)	6,109	6,692,776
3.95%, 08/16/25 (Call 06/16/25)	4,178	4,687,841
4.05%, 05/04/47 (Call 11/04/46)	3,554	4,076,616
4.13%, 11/16/28 (Call 08/16/28)	6,675	7,692,470
4.15%, 05/15/45 (Call 11/16/44)	6,236	7,227,025
4.35%, 04/15/47 (Call 10/15/46)	2,755	3,277,265
4.45%, 11/16/38 (Call 05/16/38)	2,995	3,601,368
4.50%, 06/01/42	11,672	14,313,023
4.63%, 11/16/48 (Call 05/16/48)	5,623	6,955,314
4.70%, 12/15/41	1,648	2,036,450
4.80%, 12/15/43 (Call 06/15/43)	2,971	3,666,749
4.88%, 10/15/40	419	531,900
5.40%, 05/01/35	1,925	2,529,431
5.70%, 04/15/40	1,405	1,929,402
6.05%, 06/01/36	1,664	2,322,511
6.13%, 07/15/38	1,118	1,573,619
6.70%, 08/01/28	755	990,220
7.20%, 08/15/27	1,903	2,521,094
7.50%, 09/15/29	1,280	1,802,022

		490,930,386

10	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$2,572	$2,690,286
2.45%, 02/04/32 (Call 11/04/31)	5,860	5,692,052
2.63%, 09/16/26 (Call 06/16/26)	3,976	4,203,149
3.40%, 05/06/30 (Call 02/06/30)	3,780	4,048,229
3.40%, 02/04/41 (Call 08/04/40)	3,085	2,900,394
3.70%, 02/04/51 (Call 08/04/50)	8,075	7,574,996
3.88%, 09/16/46 (Call 03/16/46)	5,402	5,258,739
4.00%, 02/04/61 (Call 08/04/60)	2,540	2,384,984
4.25%, 08/09/42	2,771	2,893,451
4.40%, 02/14/26 (Call 12/14/25)	1,931	2,196,937
4.45%, 05/06/50 (Call 11/06/49)	2,060	2,182,302
4.50%, 05/02/43	2,878	3,118,371
4.80%, 02/14/29 (Call 11/14/28)	1,155	1,355,242
5.38%, 01/31/44	4,239	5,103,756
5.80%, 02/14/39 (Call 08/14/38)	8,022	9,976,480
5.95%, 02/14/49 (Call 08/14/48)	8,401	10,715,055
6.20%, 02/14/59 (Call 08/14/58)	644	836,852
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,380	5,748,153
2.75%, 03/27/25 (Call 02/27/25)	864	926,027
3.25%, 03/27/30 (Call 12/27/29)	2,413	2,679,661
3.75%, 09/15/47 (Call 03/15/47)	1,149	1,337,425
4.02%, 04/16/43	637	757,463
4.50%, 03/15/49 (Call 09/15/48)	3,419	4,494,412
4.54%, 03/26/42	677	858,964
5.38%, 09/15/35	309	420,595
5.94%, 10/01/32	87	118,729
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,125	1,124,393
2.73%, 03/25/31 (Call 12/25/30)	3,278	3,242,598
2.79%, 09/06/24 (Call 08/06/24)	4,378	4,658,892
3.22%, 08/15/24 (Call 06/15/24)	6,362	6,828,525
3.22%, 09/06/26 (Call 07/06/26)	5,227	5,610,035
3.46%, 09/06/29 (Call 06/06/29)	7,012	7,478,719
3.56%, 08/15/27 (Call 05/15/27)	7,610	8,260,883
3.73%, 09/25/40 (Call 03/25/40)	1,418	1,377,431
3.98%, 09/25/50 (Call 03/25/50)	1,376	1,308,315
4.39%, 08/15/37 (Call 02/15/37)	7,169	7,655,703
4.54%, 08/15/47 (Call 02/15/47)	7,961	8,167,827
4.70%, 04/02/27 (Call 02/02/27)	1,786	2,045,434
4.76%, 09/06/49 (Call 03/06/49)	5,960	6,261,278
4.91%, 04/02/30 (Call 01/02/30)	3,568	4,137,952
5.28%, 04/02/50 (Call 02/02/49)	3,243	3,658,266
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	2,122	2,127,156
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	831	841,072
3.00%, 09/25/22 (Call 08/25/22)	4,011	4,150,663
3.25%, 08/15/26 (Call 05/15/26)	2,613	2,830,637
3.75%, 09/25/27 (Call 06/25/27)	2,630	2,946,073
4.35%, 03/15/24 (Call 02/15/24)	5,485	6,042,276
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	330	324,875
1.13%, 05/01/23	1,394	1,417,503
1.50%, 05/01/25 (Call 04/01/25)	2,029	2,070,960
1.75%, 11/01/30 (Call 08/01/30)	250	240,863
2.10%, 05/01/30 (Call 02/01/30)	1,133	1,130,009
2.13%, 05/10/23 (Call 03/10/23)	2,682	2,776,782
2.38%, 08/17/22 (Call 07/17/22)	4,899	5,038,328

Security	Par (000)	Value

Agriculture (continued)
2.50%, 08/22/22	$2,764	$2,853,028
2.50%, 11/02/22 (Call 10/02/22)	3,486	3,607,104
2.63%, 02/18/22 (Call 01/18/22)	1,504	1,535,298
2.63%, 03/06/23	762	796,671
2.75%, 02/25/26 (Call 11/25/25)	3,047	3,272,173
2.88%, 05/01/24 (Call 04/01/24)	3,558	3,802,221
3.13%, 08/17/27 (Call 05/17/27)	2,010	2,204,166
3.13%, 03/02/28 (Call 12/02/27)	3,708	4,051,583
3.25%, 11/10/24	2,815	3,070,574
3.38%, 08/11/25 (Call 05/11/25)	1,961	2,147,903
3.38%, 08/15/29 (Call 05/15/29)	3,416	3,770,581
3.60%, 11/15/23	1,989	2,159,795
3.88%, 08/21/42	2,776	3,029,532
4.13%, 03/04/43	1,020	1,149,071
4.25%, 11/10/44	6,098	7,011,602
4.38%, 11/15/41	2,797	3,277,720
4.50%, 03/20/42	3,650	4,318,060
4.88%, 11/15/43	3,275	4,083,270
6.38%, 05/16/38	4,981	7,150,923
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	9,846	10,994,831
4.85%, 09/15/23	1,750	1,935,868
5.70%, 08/15/35 (Call 02/15/35)	1,281	1,549,703
5.85%, 08/15/45 (Call 02/12/45)	8,586	10,221,719
6.15%, 09/15/43	2,073	2,583,559
7.25%, 06/15/37	2,179	2,877,522

		287,680,629

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	708	714,114
Series 2016-1, Class AA, 3.58%, 07/15/29	573	576,393
Series 2016-2, Class AA, 3.20%, 12/15/29	648	647,022
Series 2016-3, Class AA, 3.00%, 04/15/30	313	310,898
Series 2017-1, Class AA, 3.65%, 02/15/29	3,523	3,550,193
Series 2017-2, Class AA, 3.35%, 04/15/31	712	708,484
Series 2019-1, Class AA, 3.15%, 02/15/32	1,180	1,172,961
Continental Airlines 2012-1 Class A Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	2,019	2,069,260
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	281	288,984
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	100	101,499
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	4,981	5,065,865
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	1,905	2,076,412
Series 2019-1, Class AA, 2.75%, 11/15/33	934	936,244
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,463	2,453,961
2.75%, 11/16/22 (Call 10/16/22)	2,635	2,713,734
3.00%, 11/15/26 (Call 08/15/26)	293	311,283
3.45%, 11/16/27 (Call 08/16/27)	2,289	2,461,659
4.75%, 05/04/23	3,864	4,201,907
5.13%, 06/15/27 (Call 04/15/27)	8,108	9,497,954
5.25%, 05/04/25 (Call 04/04/25)	3,954	4,534,843
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(b)	1,323	1,324,917
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	610	636,163
Series 2014-1, Class A, 4.00%, 04/11/26	3,213	3,320,848

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
Series 2014-2, Class A, 3.75%, 09/03/26	$3,402	$3,511,620
Series 2016-1, Class AA, 3.10%, 01/07/30	2,362	2,418,334
Series 2016-2, Class AA, 2.88%, 04/07/30	1,115	1,134,351
Series 2018-1, Class AA, 3.50%, 09/01/31	1,944	1,974,410
Series 2019, Class AA, 4.15%, 02/25/33	379	400,486
Series 2019-2, Class AA, 2.70%, 11/01/33	1,661	1,634,738
Series 2020-1, Class A, 5.88%, 04/15/29	4,175	4,661,794

		65,411,331

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,128	2,208,077
2.38%, 11/01/26 (Call 08/01/26)	305	324,014
2.40%, 03/27/25 (Call 02/27/25)	8,346	8,853,854
2.75%, 03/27/27 (Call 01/27/27)	5,822	6,299,055
2.85%, 03/27/30 (Call 12/27/29)	6,230	6,740,798
3.25%, 03/27/40 (Call 09/27/39)	4,320	4,704,091
3.38%, 11/01/46 (Call 05/01/46)	3,250	3,546,757
3.38%, 03/27/50 (Call 09/27/49)	2,707	2,965,302
3.63%, 05/01/43 (Call 11/01/42)	1,179	1,329,358
3.88%, 11/01/45 (Call 05/01/45)	3,548	4,157,866
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	545	601,429
Ralph Lauren Corp.
1.70%, 06/15/22	570	579,564
2.95%, 06/15/30 (Call 03/15/30)	1,664	1,765,604
3.75%, 09/15/25 (Call 07/15/25)	4,105	4,548,668
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	1,529	1,563,066
4.13%, 07/15/27 (Call 04/15/27)	3,189	3,501,203
4.25%, 04/01/25 (Call 01/01/25)	3,009	3,270,753
VF Corp.
2.05%, 04/23/22	123	125,368
2.40%, 04/23/25 (Call 03/23/25)	3,404	3,580,123
2.80%, 04/23/27 (Call 02/23/27)	3,507	3,772,585
2.95%, 04/23/30 (Call 01/23/30)	2,344	2,506,955

		66,944,490

Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.40%, 10/21/22	300	300,189
0.55%, 07/12/24	42	41,896
0.65%, 09/08/23	955	960,272
0.88%, 07/07/23	315	318,497
1.00%, 09/10/25	60	59,734
1.80%, 01/13/31	556	541,010
1.95%, 05/20/22	941	959,613
1.95%, 05/10/23	2,985	3,085,565
2.05%, 01/10/23	3,040	3,135,122
2.15%, 09/10/24	2,540	2,669,032
2.20%, 06/27/22	3,019	3,094,445
2.30%, 09/09/26	1,590	1,686,895
2.35%, 01/08/27	1,447	1,532,518
2.40%, 06/27/24	2,895	3,061,491
2.60%, 11/16/22	2,475	2,569,768
2.90%, 02/16/24	2,890	3,088,832
3.45%, 07/14/23	4,239	4,542,004
3.50%, 02/15/28	2,894	3,253,637
3.55%, 01/12/24	4,828	5,234,421
3.63%, 10/10/23	3,298	3,568,766
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,405	1,395,207

Security	Par (000)	Value

Auto Manufacturers (continued)
1.50%, 09/01/30 (Call 06/01/30)	$541	$518,164
2.60%, 09/01/50 (Call 03/01/50)	2,695	2,508,210
3.65%, 10/01/23 (Call 07/01/23)	3,476	3,740,836
4.88%, 10/01/43 (Call 04/01/43)	700	905,800
Daimler Finance North America LLC, 8.50%, 01/18/31	6,384	9,755,327
General Motors Co.
4.00%, 04/01/25	1,370	1,500,904
4.20%, 10/01/27 (Call 07/01/27)	1,832	2,050,484
4.88%, 10/02/23	6,125	6,743,319
5.00%, 10/01/28 (Call 07/01/28)	2,595	3,030,623
5.00%, 04/01/35	2,733	3,256,315
5.15%, 04/01/38 (Call 10/01/37)	2,933	3,480,386
5.20%, 04/01/45	2,132	2,504,119
5.40%, 10/02/23	3,534	3,942,389
5.40%, 04/01/48 (Call 10/01/47)	3,774	4,559,898
5.95%, 04/01/49 (Call 10/01/48)	3,767	4,942,756
6.13%, 10/01/25 (Call 09/01/25)	5,499	6,547,824
6.25%, 10/02/43	2,880	3,873,888
6.60%, 04/01/36 (Call 10/01/35)	5,170	7,019,154
6.75%, 04/01/46 (Call 10/01/45)	2,382	3,313,693
6.80%, 10/01/27 (Call 08/01/27)	3,016	3,821,001
General Motors Financial Co. Inc.
1.70%, 08/18/23	1,215	1,242,811
2.70%, 08/20/27 (Call 06/20/27)	364	377,974
2.75%, 06/20/25 (Call 05/20/25)	7,979	8,399,254
2.90%, 02/26/25 (Call 01/26/25)	5,701	6,026,185
3.15%, 06/30/22 (Call 05/30/22)	7,272	7,499,686
3.25%, 01/05/23 (Call 12/05/22)	7,348	7,680,864
3.45%, 04/10/22 (Call 02/10/22)	6,016	6,180,116
3.50%, 11/07/24 (Call 09/07/24)	4,520	4,894,572
3.55%, 07/08/22	2,517	2,612,797
3.60%, 06/21/30 (Call 03/21/30)	3,896	4,210,212
3.70%, 05/09/23 (Call 03/09/23)	6,127	6,486,349
3.85%, 01/05/28 (Call 10/05/27)	3,689	4,043,070
3.95%, 04/13/24 (Call 02/13/24)	2,807	3,048,851
4.00%, 01/15/25 (Call 10/15/24)	1,835	2,000,994
4.00%, 10/06/26 (Call 07/06/26)	4,785	5,311,206
4.15%, 06/19/23 (Call 05/19/23)	3,842	4,124,694
4.25%, 05/15/23	1,605	1,723,481
4.30%, 07/13/25 (Call 04/13/25)	2,238	2,475,273
4.35%, 04/09/25 (Call 02/09/25)	1,933	2,145,301
4.35%, 01/17/27 (Call 10/17/26)	5,008	5,645,418
5.10%, 01/17/24 (Call 12/17/23)	7,800	8,680,542
5.20%, 03/20/23	10,945	11,933,005
5.25%, 03/01/26 (Call 12/01/25)	3,234	3,736,240
5.65%, 01/17/29 (Call 10/17/28)	2,414	2,946,601
PACCAR Financial Corp.
0.35%, 08/11/23	25	25,002
0.35%, 02/02/24	500	499,310
0.80%, 06/08/23	761	768,306
1.80%, 02/06/25	931	960,438
1.90%, 02/07/23	977	1,007,150
2.00%, 09/26/22	476	488,738
2.15%, 08/15/24	1,408	1,482,033
2.30%, 08/10/22	1,510	1,553,805
2.65%, 05/10/22	1,714	1,761,906
2.65%, 04/06/23	235	246,781
2.85%, 03/01/22	780	800,530
3.40%, 08/09/23	1,190	1,276,703
Stellantis NV, 5.25%, 04/15/23	24,415	26,538,861

12	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp.
2.16%, 07/02/22	$2,843	$2,913,791
2.36%, 07/02/24	2,078	2,197,630
2.76%, 07/02/29	927	997,545
3.42%, 07/20/23	3,911	4,193,765
3.67%, 07/20/28	1,139	1,294,599
Toyota Motor Credit Corp.
0.35%, 10/14/22	1,689	1,691,246
0.45%, 07/22/22	397	397,993
0.45%, 01/11/24	150	150,069
0.50%, 08/14/23	921	923,855
0.80%, 10/16/25	300	296,868
1.15%, 05/26/22	1,392	1,406,477
1.15%, 08/13/27	1,598	1,572,544
1.35%, 08/25/23	1,732	1,772,027
1.65%, 01/10/31	425	411,498
1.80%, 02/13/25	2,253	2,330,120
2.00%, 10/07/24	1,236	1,297,083
2.15%, 09/08/22	3,117	3,205,835
2.15%, 02/13/30	3,760	3,861,445
2.25%, 10/18/23	2,987	3,134,169
2.63%, 01/10/23	2,745	2,861,855
2.65%, 04/12/22	6,957	7,137,673
2.70%, 01/11/23	2,510	2,622,122
2.80%, 07/13/22	1,403	1,451,193
2.90%, 03/30/23	5,342	5,624,645
2.90%, 04/17/24	1,142	1,223,402
3.00%, 04/01/25	4,108	4,436,886
3.05%, 01/11/28	2,655	2,901,676
3.20%, 01/11/27	4,077	4,509,651
3.35%, 01/08/24	2,902	3,141,908
3.38%, 04/01/30	1,029	1,143,836
3.40%, 04/14/25	3,275	3,598,308
3.45%, 09/20/23	4,431	4,770,459
3.65%, 01/08/29	5,665	6,456,287

		359,877,523

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	3,456	3,785,011
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	2,813	3,190,758
4.35%, 03/15/29 (Call 12/15/28)	760	873,673
4.40%, 10/01/46 (Call 04/01/46)	1,050	1,145,875
5.40%, 03/15/49 (Call 09/15/48)	1,557	1,961,104
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	1,880	1,990,582
3.38%, 03/15/25 (Call 12/15/24)(b)	454	494,329
4.38%, 03/15/45 (Call 09/15/44)	1,755	1,939,995
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	200	213,190
3.80%, 09/15/27 (Call 06/15/27)	3,667	4,052,108
4.25%, 05/15/29 (Call 02/15/29)	2,281	2,552,507
5.25%, 05/15/49 (Call 11/15/48)	964	1,171,597
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	453	465,326
3.63%, 06/15/24 (Call 03/15/24)	4,240	4,611,509
4.15%, 10/01/25 (Call 07/01/25)	1,649	1,855,043

		30,302,607

Security	Par (000)	Value

Banks — 5.7%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	$4,417	$4,550,835
2.63%, 05/19/22	1,624	1,670,869
2.63%, 11/09/22	2,008	2,088,099
3.70%, 11/16/25	3,605	4,058,401
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,145	8,208,124
1.13%, 09/18/25	8,430	8,361,127
Banco Santander SA
2.71%, 06/27/24	6,405	6,790,261
2.75%, 05/28/25	6,694	7,078,236
2.75%, 12/03/30	1,300	1,281,605
3.13%, 02/23/23	5,851	6,145,949
3.31%, 06/27/29	3,414	3,715,524
3.49%, 05/28/30	5,095	5,519,159
3.50%, 04/11/22	5,291	5,463,328
3.80%, 02/23/28	656	723,975
3.85%, 04/12/23	2,303	2,461,838
4.25%, 04/11/27	4,855	5,517,173
4.38%, 04/12/28	1,866	2,133,864
5.18%, 11/19/25	5,778	6,656,256
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,950	2,022,131
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)	350	359,905
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(a)	10,985	11,074,418
0.98%, 09/25/25 (Call 09/25/24)(a)	50	50,302
1.20%, 10/24/26 (Call 10/24/25)(a)	8,995	8,977,550
1.32%, 06/19/26 (Call 06/19/25)(a)	12,933	13,021,074
1.49%, 05/19/24 (Call 05/19/23)(a)	3,206	3,276,692
1.90%, 07/23/31 (Call 07/23/30)(a)	1,371	1,328,650
1.92%, 10/24/31 (Call 10/24/30)(a)	12,141	11,808,822
2.02%, 02/13/26 (Call 02/13/25)(a)	8,021	8,289,543
2.46%, 10/22/25 (Call 10/22/24)(a)	10,311	10,911,203
2.50%, 10/21/22 (Call 10/21/21)	8,085	8,195,441
2.50%, 02/13/31 (Call 02/13/30)(a)	12,029	12,324,432
2.59%, 04/29/31 (Call 04/29/30)(a)	20,001	20,573,429
2.68%, 06/19/41 (Call 06/19/40)(a)	12,784	12,370,310
2.82%, 07/21/23 (Call 07/21/22)(a)	6,469	6,682,154
2.83%, 10/24/51 (Call 10/24/50)(a)	2,719	2,585,633
2.88%, 04/24/23 (Call 04/24/22)(a)	10,097	10,381,029
2.88%, 10/22/30 (Call 10/22/29)(a)	6,498	6,864,552
3.00%, 12/20/23 (Call 12/20/22)(a)	26,031	27,209,423
3.09%, 10/01/25 (Call 10/01/24)(a)	2,871	3,096,804
3.19%, 07/23/30 (Call 07/23/29)(a)	9,269	10,018,491
3.25%, 10/21/27 (Call 10/21/26)	9,831	10,772,613
3.30%, 01/11/23	17,910	18,894,871
3.37%, 01/23/26 (Call 01/23/25)(a)	4,276	4,648,055
3.42%, 12/20/28 (Call 12/20/27)(a)	16,280	17,966,120
3.46%, 03/15/25 (Call 03/15/24)(a)	5,694	6,148,153
3.50%, 04/19/26	10,966	12,207,242
3.55%, 03/05/24 (Call 03/05/23)(a)	6,165	6,540,942
3.56%, 04/23/27 (Call 04/23/26)(a)	13,252	14,675,132
3.59%, 07/21/28 (Call 07/21/27)(a)	8,406	9,364,704
3.71%, 04/24/28 (Call 04/24/27)(a)	8,195	9,162,420
3.82%, 01/20/28 (Call 01/20/27)(a)	9,378	10,546,593
3.86%, 07/23/24 (Call 07/23/23)(a)	8,006	8,628,627
3.88%, 08/01/25	6,470	7,241,418
3.95%, 01/23/49 (Call 01/23/48)(a)	1,977	2,270,130

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28)(a)	$7,720	$8,756,101
3.97%, 02/07/30 (Call 02/07/29)(a)	8,112	9,228,130
4.00%, 04/01/24	5,665	6,234,729
4.00%, 01/22/25	8,630	9,551,252
4.08%, 04/23/40 (Call 04/23/39)(a)	3,469	4,006,001
4.08%, 03/20/51 (Call 03/20/50)(a)	20,183	23,424,995
4.10%, 07/24/23	4,894	5,324,378
4.13%, 01/22/24	3,496	3,856,927
4.20%, 08/26/24	6,702	7,439,555
4.24%, 04/24/38 (Call 04/24/37)(a)	6,029	7,099,992
4.25%, 10/22/26	9,378	10,742,311
4.27%, 07/23/29 (Call 07/23/28)(a)	12,144	14,076,718
4.33%, 03/15/50 (Call 03/15/49)(a)	8,115	9,648,897
4.44%, 01/20/48 (Call 01/20/47)(a)	4,306	5,277,003
4.45%, 03/03/26	6,469	7,411,921
4.88%, 04/01/44	675	872,066
5.00%, 01/21/44	7,415	9,676,501
5.88%, 02/07/42	5,487	7,781,993
6.11%, 01/29/37	6,807	9,420,480
6.22%, 09/15/26	1,553	1,938,952
7.75%, 05/14/38	8,029	12,959,448
Series L, 3.95%, 04/21/25	10,543	11,667,727
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,766	9,936,349
Series L, 4.75%, 04/21/45	3,958	5,073,641
Bank of America N.A., 6.00%, 10/15/36	6,233	8,888,757
Bank of Montreal
0.45%, 12/08/23	101	101,192
1.85%, 05/01/25	5,377	5,554,656
2.05%, 11/01/22	2,243	2,308,047
2.35%, 09/11/22	2,603	2,687,077
2.50%, 06/28/24	930	986,888
2.55%, 11/06/22 (Call 10/06/22)	5,748	5,955,905
2.90%, 03/26/22	6,205	6,381,408
3.80%, 12/15/32 (Call 12/15/27)(a)	5,598	6,253,470
4.34%, 10/05/28 (Call 10/05/23)(a)	4,379	4,766,410
Series E, 3.30%, 02/05/24	7,375	7,953,864
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	35	35,044
1.60%, 04/24/25 (Call 03/24/25)	1,416	1,457,857
1.65%, 01/28/31 (Call 10/28/30)	201	196,327
1.85%, 01/27/23 (Call 12/27/22)	2,733	2,811,054
1.95%, 08/23/22	1,136	1,164,559
2.10%, 10/24/24	2,941	3,103,814
2.20%, 08/16/23 (Call 06/16/23)	5,705	5,949,802
2.45%, 08/17/26 (Call 05/17/26)	6,344	6,757,312
2.60%, 02/07/22 (Call 01/07/22)	3,114	3,176,965
2.66%, 05/16/23 (Call 05/16/22)(a)	4,996	5,136,188
2.80%, 05/04/26 (Call 02/04/26)	5,782	6,257,685
2.95%, 01/29/23 (Call 12/29/22)	5,905	6,191,924
3.00%, 10/30/28 (Call 07/30/28)	3,022	3,283,917
3.25%, 09/11/24 (Call 08/11/24)	2,252	2,458,846
3.25%, 05/16/27 (Call 02/16/27)	3,677	4,083,014
3.30%, 08/23/29 (Call 05/23/29)	1,969	2,177,675
3.40%, 05/15/24 (Call 04/15/24)	4,465	4,864,216
3.40%, 01/29/28 (Call 10/29/27)	3,582	4,004,533
3.44%, 02/07/28 (Call 02/07/27)(a)	2,126	2,384,203
3.45%, 08/11/23	3,729	4,011,807
3.50%, 04/28/23	2,339	2,498,520
3.85%, 04/28/28	1,775	2,053,480
3.95%, 11/18/25 (Call 10/18/25)	5,415	6,141,801

Security	Par (000)	Value

Banks (continued)
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	$3,445	$3,754,568
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,786	3,009,967
Bank of Nova Scotia (The)
0.55%, 09/15/23	775	778,534
0.80%, 06/15/23	100	100,904
1.30%, 06/11/25	4,077	4,116,302
1.63%, 05/01/23	1,849	1,898,997
1.95%, 02/01/23	1,853	1,909,609
2.00%, 11/15/22	2,919	3,004,322
2.20%, 02/03/25	4,774	4,987,827
2.38%, 01/18/23	2,128	2,208,821
2.45%, 09/19/22	5,770	5,963,872
2.70%, 03/07/22	2,030	2,081,055
2.70%, 08/03/26	4,981	5,360,403
3.40%, 02/11/24	10,551	11,416,288
4.50%, 12/16/25	4,402	5,047,729
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	541	615,598
5.13%, 06/11/30 (Call 03/11/30)	1,700	1,967,325
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	5,375	5,456,861
3.75%, 05/15/24	500	549,160
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	197	198,087
2.65%, 06/24/31 (Call 06/24/30)(a)	549	553,688
2.85%, 05/07/26 (Call 05/07/25)(a)	2,465	2,600,920
3.56%, 09/23/35 (Call 09/23/30)(a)	1,425	1,454,084
3.65%, 03/16/25	9,518	10,357,488
3.68%, 01/10/23 (Call 01/10/22)	5,817	5,971,558
3.93%, 05/07/25 (Call 05/07/24)(a)	5,752	6,264,216
4.34%, 05/16/24 (Call 05/16/23)(a)	5,114	5,509,772
4.34%, 01/10/28 (Call 01/10/27)	6,755	7,640,108
4.38%, 09/11/24	6,363	6,996,500
4.38%, 01/12/26	13,217	14,937,325
4.61%, 02/15/23 (Call 02/15/22)(a)	6,108	6,340,898
4.84%, 05/09/28 (Call 05/07/27)	7,673	8,716,451
4.95%, 01/10/47	6,617	8,356,278
4.97%, 05/16/29 (Call 05/16/28)(a)	5,265	6,190,956
5.09%, 06/20/30 (Call 06/20/29)(a)	4,655	5,377,642
5.20%, 05/12/26	6,658	7,607,497
5.25%, 08/17/45	4,754	6,193,701
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	2,195	2,264,143
3.88%, 04/10/25 (Call 03/10/25)	4,326	4,792,819
2.50%, 08/27/24 (Call 07/27/24)	1,702	1,797,993
BNP Paribas SA
3.25%, 03/03/23	4,997	5,297,719
4.25%, 10/15/24	4,094	4,584,420
BPCE SA
3.38%, 12/02/26	3,095	3,434,862
4.00%, 04/15/24	3,185	3,509,583
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	5,150	5,155,047
0.95%, 06/23/23	1,813	1,833,632
0.95%, 10/23/25	2,923	2,909,262
2.25%, 01/28/25	1,780	1,859,833
2.55%, 06/16/22	5,063	5,214,282
2.61%, 07/22/23 (Call 07/22/22)(a)	4,926	5,075,504
3.10%, 04/02/24	5,593	6,003,414
3.50%, 09/13/23	5,911	6,383,407

14	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Capital One N.A., 2.15%, 09/06/22 (Call 05/06/22)	$450	$461,709
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	7,877	8,561,433
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23)(a)	1,001	1,006,616
1.12%, 01/28/27 (Call 01/28/26)(a)	13,244	13,075,536
1.68%, 05/15/24 (Call 05/15/23)(a)	1,273	1,304,621
2.57%, 06/03/31 (Call 06/03/30)(a)	12,023	12,312,754
2.67%, 01/29/31 (Call 01/29/30)(a)	8,632	8,913,835
2.70%, 10/27/22 (Call 09/27/22)	7,646	7,926,379
2.75%, 04/25/22 (Call 03/25/22)	7,965	8,171,293
2.88%, 07/24/23 (Call 07/24/22)(a)	12,783	13,205,222
2.98%, 11/05/30 (Call 11/05/29)(a)	2,074	2,192,965
3.11%, 04/08/26 (Call 04/08/25)(a)	13,702	14,738,693
3.20%, 10/21/26 (Call 07/21/26)	9,835	10,724,281
3.30%, 04/27/25	5,167	5,647,428
3.35%, 04/24/25 (Call 04/24/24)(a)	12,218	13,184,810
3.38%, 03/01/23	2,085	2,206,597
3.40%, 05/01/26	6,706	7,405,369
3.50%, 05/15/23	6,535	6,951,606
3.52%, 10/27/28 (Call 10/27/27)(a)	9,220	10,184,135
3.67%, 07/24/28 (Call 07/24/27)(a)	7,305	8,130,684
3.70%, 01/12/26	7,119	7,945,018
3.75%, 06/16/24	4,479	4,928,378
3.88%, 10/25/23	1,672	1,822,296
3.88%, 03/26/25	4,496	4,940,924
3.88%, 01/24/39 (Call 01/22/38)(a)	791	887,257
3.89%, 01/10/28 (Call 01/10/27)(a)	10,064	11,299,859
3.98%, 03/20/30 (Call 03/20/29)(a)	9,802	11,086,258
4.00%, 08/05/24	3,844	4,236,126
4.04%, 06/01/24 (Call 06/01/23)(a)	8,290	8,947,729
4.05%, 07/30/22	3,613	3,794,336
4.08%, 04/23/29 (Call 04/23/28)(a)	8,723	9,928,606
4.13%, 07/25/28	5,965	6,749,696
4.28%, 04/24/48 (Call 04/24/47)(a)	590	710,242
4.30%, 11/20/26	5,119	5,839,090
4.40%, 06/10/25	5,875	6,600,210
4.41%, 03/31/31 (Call 03/31/30)(a)	12,274	14,262,265
4.45%, 09/29/27	14,568	16,771,701
4.60%, 03/09/26	7,675	8,806,525
4.65%, 07/30/45	5,077	6,365,847
4.65%, 07/23/48 (Call 06/23/48)	6,013	7,671,866
4.75%, 05/18/46	9,008	11,142,806
5.30%, 05/06/44	5,620	7,360,964
5.32%, 03/26/41 (Call 03/26/40)(a)	3,964	5,260,664
5.50%, 09/13/25	7,192	8,493,536
5.88%, 02/22/33	971	1,268,068
5.88%, 01/30/42	3,779	5,376,270
6.00%, 10/31/33	4,299	5,714,145
6.13%, 08/25/36	873	1,198,210
6.63%, 01/15/28	275	352,811
6.63%, 06/15/32	3,120	4,253,870
6.68%, 09/13/43	3,599	5,498,120
8.13%, 07/15/39	6,948	11,737,882
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	338	354,244
2.65%, 05/26/22 (Call 04/26/22)	2,847	2,921,164
3.25%, 02/14/22 (Call 01/14/22)	571	585,840
3.70%, 03/29/23 (Call 02/28/23)	2,430	2,587,853
3.75%, 02/18/26 (Call 11/18/25)	1,994	2,234,736

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	$895	$921,922
2.64%, 09/30/32 (Call 07/02/32)(c)	372	373,957
2.85%, 07/27/26 (Call 04/25/26)	2,475	2,673,396
3.25%, 04/30/30 (Call 01/30/30)	4,164	4,531,848
Comerica Bank
2.50%, 07/23/24	1,726	1,838,777
4.00%, 07/27/25	850	941,027
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	4,536	4,875,021
4.00%, 02/01/29 (Call 10/31/28)	2,266	2,605,719
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	8,433	9,375,303
3.88%, 02/08/22	7,847	8,115,838
3.95%, 11/09/22	5,766	6,092,759
4.38%, 08/04/25	5,357	6,043,767
4.63%, 12/01/23	7,517	8,329,813
5.25%, 05/24/41	2,772	3,787,689
5.25%, 08/04/45	6,573	8,785,209
5.75%, 12/01/43	4,735	6,621,613
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	700	698,719
2.75%, 01/10/23	3,823	3,995,723
3.38%, 05/21/25	2,558	2,812,470
Credit Suisse AG/New York NY
1.00%, 05/05/23	11,005	11,151,917
2.80%, 04/08/22	325	333,990
2.95%, 04/09/25	4,820	5,207,528
3.63%, 09/09/24	11,214	12,328,111
Credit Suisse Group AG
3.75%, 03/26/25	10,042	11,018,584
3.80%, 06/09/23	7,872	8,443,035
4.55%, 04/17/26	2,479	2,857,766
4.88%, 05/15/45	7,543	9,687,701
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	8,891	9,338,395
Deutsche Bank AG, 4.10%, 01/13/26	3,163	3,471,962
Deutsche Bank AG/London, 3.70%, 05/30/24	6,104	6,583,103
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(a)	3,580	3,619,559
2.22%, 09/18/24 (Call 09/18/23)(a)	9,490	9,765,969
3.30%, 11/16/22	3,893	4,060,049
3.55%, 09/18/31 (Call 09/18/30)(a)	6,285	6,636,520
3.70%, 05/30/24	1,931	2,082,410
3.95%, 02/27/23	4,673	4,957,632
3.96%, 11/26/25 (Call 11/26/24)(a)	3,560	3,887,520
4.10%, 01/13/26	1,300	1,427,673
Series D, 5.00%, 02/14/22	3,143	3,272,869
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,390	3,575,806
2.70%, 02/06/30 (Call 11/06/29)	3,765	3,897,905
3.35%, 02/06/23 (Call 01/06/23)	4,053	4,266,715
3.45%, 07/27/26 (Call 04/27/26)	3,398	3,743,950
4.20%, 08/08/23	2,065	2,244,593
4.25%, 03/13/26	955	1,084,536
4.65%, 09/13/28 (Call 06/13/28)	2,769	3,234,330
4.68%, 08/09/28 (Call 08/09/23)(a)	2,146	2,292,400
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	2,755	2,824,949
2.38%, 01/28/25 (Call 12/29/24)	2,980	3,125,066

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 05/05/27 (Call 04/05/27)	$5,329	$5,670,056
2.60%, 06/15/22 (Call 05/15/22)	1,981	2,035,180
3.50%, 03/15/22 (Call 02/15/22)	1,927	1,985,851
3.65%, 01/25/24 (Call 12/25/23)	6,816	7,394,338
3.95%, 03/14/28 (Call 02/14/28)	4,877	5,687,118
4.30%, 01/16/24 (Call 12/16/23)	3,400	3,737,586
8.25%, 03/01/38	1,644	2,716,381
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	2,192	2,253,201
2.25%, 02/01/27 (Call 01/01/27)	4,901	5,158,548
3.85%, 03/15/26 (Call 02/15/26)	2,093	2,340,267
3.95%, 07/28/25 (Call 06/28/25)	3,212	3,616,359
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	1,148	1,413,854
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	413	437,408
4.00%, 05/26/25 (Call 04/26/25)	45	49,901
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	914	936,539
4.38%, 08/01/46 (Call 02/01/46)	2,310	2,775,419
4.63%, 02/13/47 (Call 08/13/46)	2,563	3,167,586
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	300	305,793
Goldman Sachs Capital I, 6.35%, 02/15/34	4,935	6,857,528
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	201	201,034
0.63%, 11/17/23 (Call 11/17/22)(a)	1,209	1,212,712
0.86%, 02/12/26 (Call 02/12/25)(a)	375	371,813
1.09%, 12/09/26 (Call 12/09/25)(a)	215	213,134
1.99%, 01/27/32 (Call 01/27/31)(a)	8,520	8,326,766
2.60%, 02/07/30 (Call 11/07/29)	6,321	6,593,119
2.91%, 06/05/23 (Call 06/05/22)(a)	3,203	3,300,820
2.91%, 07/24/23 (Call 07/24/22)(a)	7,411	7,659,491
3.00%, 04/26/22 (Call 04/26/21)	12,689	12,738,487
3.20%, 02/23/23 (Call 01/23/23)	4,681	4,923,195
3.27%, 09/29/25 (Call 09/29/24)(a)	8,010	8,686,204
3.50%, 01/23/25 (Call 10/23/24)	3,064	3,334,184
3.50%, 04/01/25 (Call 03/01/25)	14,469	15,840,227
3.50%, 11/16/26 (Call 11/16/25)	9,198	10,129,297
3.63%, 01/22/23	10,339	10,955,515
3.63%, 02/20/24 (Call 01/20/24)	5,124	5,566,560
3.69%, 06/05/28 (Call 06/05/27)(a)	9,730	10,917,060
3.75%, 05/22/25 (Call 02/22/25)	9,707	10,711,674
3.75%, 02/25/26 (Call 11/25/25)	8,783	9,799,984
3.80%, 03/15/30 (Call 12/15/29)	13,458	15,277,791
3.81%, 04/23/29 (Call 04/23/28)(a)	7,114	8,004,175
3.85%, 07/08/24 (Call 04/08/24)	12,173	13,333,939
3.85%, 01/26/27 (Call 01/26/26)	11,650	13,001,749
4.00%, 03/03/24	8,882	9,767,180
4.02%, 10/31/38 (Call 10/31/37)(a)	9,281	10,724,288
4.22%, 05/01/29 (Call 05/01/28)(a)	7,361	8,482,743
4.25%, 10/21/25	3,193	3,591,039
4.41%, 04/23/39 (Call 04/23/38)(a)	2,794	3,359,282
4.75%, 10/21/45 (Call 04/21/45)	7,739	9,987,334
4.80%, 07/08/44 (Call 01/08/44)	8,334	10,809,448
5.15%, 05/22/45	8,512	11,240,266
5.95%, 01/15/27	3,750	4,629,300
6.13%, 02/15/33	2,436	3,344,969
6.25%, 02/01/41	5,085	7,471,085
6.45%, 05/01/36	3,016	4,243,452
6.75%, 10/01/37	20,815	30,413,837
HSBC Bank USA N.A., 7.00%, 01/15/39	1,875	2,822,138

Security	Par (000)	Value

Banks (continued)
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	$625	$813,906
5.88%, 11/01/34	1,050	1,410,245
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(a)	275	275,033
1.65%, 04/18/26 (Call 04/18/25)(a)	8,495	8,592,098
2.01%, 09/22/28 (Call 09/22/27)(a)	550	552,503
2.10%, 06/04/26 (Call 06/04/25)(a)	950	977,911
2.36%, 08/18/31 (Call 08/18/30)(a)	653	650,231
2.63%, 11/07/25 (Call 11/07/24)(a)	7,929	8,386,186
2.85%, 06/04/31 (Call 06/04/30)(a)	2,428	2,504,846
3.03%, 11/22/23 (Call 11/22/22)(a)	2,547	2,658,533
3.26%, 03/13/23 (Call 03/13/22)(a)	8,500	8,746,415
3.60%, 05/25/23	7,232	7,732,020
3.80%, 03/11/25 (Call 03/11/24)(a)	8,470	9,201,046
3.90%, 05/25/26	6,404	7,170,431
3.95%, 05/18/24 (Call 05/18/23)(a)	4,674	5,017,118
3.97%, 05/22/30 (Call 05/22/29)(a)	11,710	13,076,674
4.04%, 03/13/28 (Call 03/13/27)(a)	8,165	9,145,127
4.25%, 03/14/24	10,582	11,579,248
4.25%, 08/18/25	7,476	8,347,029
4.29%, 09/12/26 (Call 09/15/25)(a)	8,220	9,211,085
4.30%, 03/08/26	8,817	10,017,346
4.38%, 11/23/26	7,305	8,282,482
4.58%, 06/19/29 (Call 06/19/28)(a)	11,060	12,734,926
4.95%, 03/31/30	10,392	12,497,004
5.25%, 03/14/44	5,344	6,921,495
6.10%, 01/14/42	2,822	4,081,854
6.50%, 05/02/36	10,724	14,770,058
6.50%, 09/15/37	9,612	13,468,815
6.80%, 06/01/38	5,707	8,266,532
7.63%, 05/17/32	2,244	3,193,975
HSBC USA Inc., 3.50%, 06/23/24	1,748	1,906,963
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,255	1,274,917
2.55%, 02/04/30 (Call 01/04/30)	4,502	4,647,054
2.63%, 08/06/24 (Call 07/06/24)	2,540	2,698,801
4.00%, 05/15/25 (Call 04/15/25)	1,217	1,362,967
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	2,085	2,139,648
2.50%, 08/07/22 (Call 07/07/22)	4,282	4,407,762
3.13%, 04/01/22 (Call 03/01/22)	1,831	1,882,799
3.55%, 10/06/23 (Call 09/06/23)	3,160	3,410,841
Industrial & Commercial Bank of China Ltd./New York NY
2.96%, 11/08/22	985	1,020,086
3.54%, 11/08/27	2,100	2,345,973
ING Groep NV
3.15%, 03/29/22	4,619	4,761,127
3.55%, 04/09/24	4,048	4,399,083
3.95%, 03/29/27	8,767	9,932,310
4.05%, 04/09/29	5,893	6,775,182
4.10%, 10/02/23	3,941	4,302,114
4.55%, 10/02/28	2,901	3,417,784
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)	975	981,162
1.04%, 02/04/27 (Call 02/04/26)(a)	255	251,504
1.05%, 11/19/26 (Call 11/19/25)(a)	425	420,856
1.51%, 06/01/24 (Call 06/01/23)(a)	1,463	1,497,293
1.76%, 11/19/31 (Call 11/19/30)(a)	925	884,023

16	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.95%, 02/04/32 (Call 02/04/31)(a)	$1,000	$975,040
2.01%, 03/13/26 (Call 03/13/25)(a)	12,489	12,937,855
2.08%, 04/22/26 (Call 04/22/25)(a)	10,842	11,253,020
2.18%, 06/01/28 (Call 06/01/27)(a)	6,245	6,450,273
2.30%, 10/15/25 (Call 10/15/24)(a)	5,396	5,674,919
2.52%, 04/22/31 (Call 04/22/30)(a)	12,080	12,407,489
2.53%, 11/19/41 (Call 11/19/40)(a)	100	95,595
2.70%, 05/18/23 (Call 03/18/23)	5,861	6,140,980
2.74%, 10/15/30 (Call 10/15/29)(a)	5,465	5,743,442
2.78%, 04/25/23 (Call 04/25/22)(a)	4,738	4,865,642
2.95%, 10/01/26 (Call 07/01/26)	11,123	12,093,593
2.96%, 05/13/31 (Call 05/13/30)(a)	1,100	1,148,499
2.97%, 01/15/23 (Call 01/15/22)	9,819	10,043,561
3.11%, 04/22/41 (Call 04/22/40)(a)	8,616	8,993,467
3.11%, 04/22/51 (Call 04/22/50)(a)	13,505	13,757,138
3.13%, 01/23/25 (Call 10/23/24)	7,041	7,596,324
3.20%, 01/25/23	9,268	9,771,994
3.20%, 06/15/26 (Call 03/15/26)	5,507	6,021,849
3.21%, 04/01/23 (Call 04/01/22)(a)	10,913	11,246,283
3.22%, 03/01/25 (Call 03/01/24)(a)	5,807	6,238,925
3.25%, 09/23/22	11,704	12,240,394
3.30%, 04/01/26 (Call 01/01/26)	9,121	10,029,816
3.38%, 05/01/23	9,353	9,945,887
3.51%, 01/23/29 (Call 01/23/28)(a)	9,244	10,206,670
3.54%, 05/01/28 (Call 05/01/27)(a)	4,655	5,183,715
3.56%, 04/23/24 (Call 04/23/23)(a)	10,402	11,083,539
3.63%, 05/13/24	6,672	7,315,248
3.63%, 12/01/27 (Call 12/01/26)	7,796	8,661,200
3.70%, 05/06/30 (Call 05/06/29)(a)	8,307	9,326,850
3.78%, 02/01/28 (Call 02/01/27)(a)	10,158	11,431,508
3.80%, 07/23/24 (Call 07/23/23)(a)	7,076	7,624,956
3.88%, 02/01/24	10,820	11,862,182
3.88%, 09/10/24	9,311	10,297,035
3.88%, 07/24/38 (Call 07/24/37)(a)	8,961	10,230,236
3.90%, 07/15/25 (Call 04/15/25)	9,725	10,835,595
3.90%, 01/23/49 (Call 01/23/48)(a)	7,358	8,484,951
3.96%, 01/29/27 (Call 01/29/26)(a)	9,157	10,300,160
3.96%, 11/15/48 (Call 11/15/47)(a)	5,135	5,943,198
4.01%, 04/23/29 (Call 04/23/28)(a)	3,715	4,233,280
4.02%, 12/05/24 (Call 12/05/23)(a)	5,516	6,032,849
4.03%, 07/24/48 (Call 07/24/47)(a)	6,851	7,981,552
4.13%, 12/15/26	9,511	10,902,840
4.20%, 07/23/29 (Call 07/23/28)(a)	9,547	11,014,660
4.25%, 10/01/27	2,453	2,845,922
4.26%, 02/22/48 (Call 02/22/47)(a)	8,272	10,061,068
4.45%, 12/05/29 (Call 12/05/28)(a)	8,146	9,576,601
4.49%, 03/24/31 (Call 03/24/30)(a)	14,402	17,102,087
4.85%, 02/01/44	3,839	5,069,016
4.95%, 06/01/45	5,006	6,594,754
5.40%, 01/06/42	6,268	8,722,862
5.50%, 10/15/40	8,045	11,084,723
5.60%, 07/15/41	6,678	9,390,470
5.63%, 08/16/43	5,472	7,728,762
6.40%, 05/15/38	5,977	8,837,532
7.63%, 10/15/26	1,265	1,684,967
7.75%, 07/15/25	493	630,217
8.00%, 04/29/27	830	1,144,836
8.75%, 09/01/30	959	1,432,199
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	275	280,013

Security	Par (000)	Value

Banks (continued)
2.30%, 09/14/22	$2,932	$3,022,804
2.40%, 06/09/22	2,522	2,589,716
3.18%, 10/15/27	639	661,544
3.30%, 02/01/22	1,530	1,572,993
3.30%, 06/01/25	628	689,199
3.38%, 03/07/23	1,876	1,990,642
3.40%, 05/20/26	1,192	1,312,738
3.90%, 04/13/29 (Call 03/13/29)	1,600	1,812,816
KeyBank NA/Cleveland OH, 0.42%, 01/03/24 (Call 01/03/23)(a)	2,885	2,890,568
KeyCorp
2.25%, 04/06/27	2,876	3,007,980
2.55%, 10/01/29	3,606	3,776,275
4.10%, 04/30/28	3,024	3,514,523
4.15%, 10/29/25	6,140	6,992,399
KfW
0.00%, 04/18/36(d)	8,180	6,057,454
0.00%, 06/29/37(d)	3,166	2,291,234
0.25%, 10/19/23	2,636	2,632,231
0.38%, 07/18/25	4,630	4,561,430
0.63%, 01/22/26	745	737,625
0.75%, 09/30/30	704	658,134
1.38%, 08/05/24	10,700	11,033,947
1.63%, 02/15/23	28,125	28,903,219
1.75%, 08/22/22	7,880	8,062,658
1.75%, 09/14/29	9,182	9,449,104
2.00%, 09/29/22	2,444	2,514,363
2.00%, 10/04/22	8,451	8,694,473
2.00%, 05/02/25	9,037	9,551,205
2.13%, 03/07/22	13,670	13,940,939
2.13%, 06/15/22	14,301	14,661,099
2.13%, 01/17/23	19,338	20,035,908
2.38%, 12/29/22	21,897	22,767,187
2.50%, 02/15/22	17,083	17,461,730
2.50%, 11/20/24	24,330	26,103,414
2.63%, 02/28/24	4,050	4,322,767
2.88%, 04/03/28	9,772	10,870,764
Korea Development Bank (The)
2.00%, 09/12/26	135	141,711
2.13%, 10/01/24	940	995,018
2.63%, 02/27/22	600	613,068
2.75%, 03/19/23	1,720	1,801,322
3.00%, 09/14/22	1,385	1,440,220
3.00%, 01/13/26	4,000	4,368,360
3.25%, 02/19/24	1,230	1,329,974
3.38%, 03/12/23	600	635,760
3.38%, 09/16/25	1,700	1,874,080
3.75%, 01/22/24	3,715	4,063,727
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	250	282,603
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	295	278,247
1.75%, 07/27/26	8,100	8,454,780
2.00%, 01/13/25	10,837	11,432,710
2.38%, 06/10/25	3,390	3,636,250
3.13%, 11/14/23	1,225	1,316,875
Series 37, 2.50%, 11/15/27	2,157	2,338,231
Series 40, 0.50%, 05/27/25	8,745	8,692,530
Lloyds Bank PLC, 2.25%, 08/14/22	593	609,948
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(a)	1,310	1,323,349

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.44%, 02/05/26 (Call 02/05/25)(a)	$3,105	$3,242,303
2.86%, 03/17/23 (Call 03/17/22)(a)	4,532	4,643,714
2.91%, 11/07/23 (Call 11/07/22)(a)	4,413	4,584,798
3.57%, 11/07/28 (Call 11/07/27)(a)	7,894	8,682,453
3.75%, 01/11/27	4,649	5,180,474
3.87%, 07/09/25 (Call 07/09/24)(a)	1,822	1,998,989
3.90%, 03/12/24	2,089	2,286,222
4.05%, 08/16/23	5,159	5,597,928
4.34%, 01/09/48	5,334	6,187,280
4.38%, 03/22/28	1,653	1,905,628
4.45%, 05/08/25	4,512	5,098,740
4.50%, 11/04/24	6,259	6,990,239
4.55%, 08/16/28	5,465	6,395,744
4.58%, 12/10/25	6,913	7,822,474
4.65%, 03/24/26	6,727	7,632,454
5.30%, 12/01/45	3,534	4,593,246
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,800	3,007,788
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	4,029	4,130,249
2.90%, 02/06/25 (Call 01/06/25)	2,401	2,586,309
3.40%, 08/17/27	4,620	5,135,731
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	200	201,548
1.41%, 07/17/25	794	801,297
2.05%, 07/17/30	670	666,704
2.19%, 02/25/25	5,947	6,186,069
2.53%, 09/13/23	997	1,049,552
2.56%, 02/25/30	5,255	5,441,132
2.62%, 07/18/22	8,157	8,410,030
2.67%, 07/25/22	10,328	10,657,153
2.76%, 09/13/26	2,025	2,172,137
2.80%, 07/18/24	6,061	6,473,936
3.00%, 02/22/22	1,058	1,085,868
3.20%, 07/18/29	7,350	7,976,587
3.22%, 03/07/22	5,107	5,257,146
3.29%, 07/25/27	2,896	3,223,248
3.41%, 03/07/24	6,284	6,788,731
3.46%, 03/02/23	2,809	2,976,641
3.68%, 02/22/27	3,494	3,945,355
3.74%, 03/07/29	5,526	6,233,439
3.75%, 07/18/39	7,067	7,954,333
3.76%, 07/26/23	6,182	6,658,941
3.78%, 03/02/25	4,638	5,109,082
3.85%, 03/01/26	2,014	2,262,286
3.96%, 03/02/28	4,793	5,461,336
4.05%, 09/11/28	2,796	3,216,435
4.15%, 03/07/39	2,861	3,370,687
4.29%, 07/26/38	3,590	4,305,056
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(a)	516	519,070
1.24%, 07/10/24 (Call 07/10/23)(a)	6,265	6,360,917
1.98%, 09/08/31 (Call 09/08/30)(a)	750	732,818
2.17%, 05/22/32 (Call 05/22/31)(a)	150	148,112
2.20%, 07/10/31 (Call 07/10/30)(a)	7,265	7,231,145
2.23%, 05/25/26 (Call 05/25/25)(a)	2,986	3,103,201
2.56%, 09/13/25 (Call 09/13/24)(a)	1,648	1,737,750
2.59%, 05/25/31 (Call 05/25/30)(a)	2,860	2,938,221
2.60%, 09/11/22	3,695	3,821,923
2.72%, 07/16/23 (Call 07/16/22)(a)	4,423	4,560,423
2.84%, 07/16/25 (Call 07/16/24)(a)	3,076	3,266,589

Security	Par (000)	Value

Banks (continued)
2.84%, 09/13/26	$2,234	$2,408,587
2.87%, 09/13/30 (Call 09/13/29)(a)	1,500	1,579,155
2.95%, 02/28/22	6,241	6,403,765
3.15%, 07/16/30 (Call 07/16/29)(a)	2,171	2,328,549
3.17%, 09/11/27	3,493	3,833,253
3.55%, 03/05/23	4,037	4,287,213
3.66%, 02/28/27	2,997	3,360,416
3.92%, 09/11/24 (Call 09/11/23)(a)	2,493	2,698,498
4.02%, 03/05/28	3,890	4,427,754
4.25%, 09/11/29 (Call 09/11/28)(a)	3,595	4,157,689
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23)(a)	15,800	15,806,952
0.56%, 11/10/23 (Call 11/10/22)(a)	10,595	10,610,045
0.99%, 12/10/26 (Call 12/10/25)(a)	10,655	10,525,861
1.79%, 02/13/32 (Call 02/13/31)(a)	11,040	10,528,186
1.93%, 04/28/32 (Call 01/28/32)(a)	18,745	18,197,646
2.19%, 04/28/26 (Call 04/28/25)(a)	11,209	11,636,960
2.70%, 01/22/31 (Call 01/22/30)(a)	16,472	17,116,879
2.72%, 07/22/25 (Call 07/22/24)(a)	8,086	8,601,240
2.75%, 05/19/22	10,706	11,029,642
2.80%, 01/25/52 (Call 07/25/51)(a)	7,790	7,436,801
3.13%, 01/23/23	9,107	9,573,187
3.13%, 07/27/26	9,262	10,125,404
3.59%, 07/22/28 (Call 07/22/27)(a)	9,709	10,841,749
3.62%, 04/01/31 (Call 04/01/30)(a)	16,809	18,732,454
3.63%, 01/20/27	9,431	10,577,715
3.70%, 10/23/24	10,750	11,871,977
3.74%, 04/24/24 (Call 04/24/23)(a)	7,452	7,957,916
3.75%, 02/25/23	7,811	8,322,464
3.77%, 01/24/29 (Call 01/24/28)(a)	9,799	10,988,403
3.88%, 01/27/26	10,151	11,429,315
3.95%, 04/23/27	4,380	4,942,918
3.97%, 07/22/38 (Call 07/22/37)(a)	7,446	8,616,064
4.00%, 07/23/25	6,968	7,837,258
4.10%, 05/22/23	7,579	8,158,718
4.30%, 01/27/45	9,144	11,209,172
4.35%, 09/08/26	8,707	10,029,071
4.38%, 01/22/47	7,885	9,800,661
4.43%, 01/23/30 (Call 01/23/29)(a)	8,307	9,729,158
4.46%, 04/22/39 (Call 04/22/38)(a)	5,437	6,637,653
4.88%, 11/01/22	7,238	7,761,669
5.00%, 11/24/25	10,204	11,926,129
5.60%, 03/24/51 (Call 03/24/50)(a)	4,385	6,348,735
6.25%, 08/09/26	4,026	5,048,443
6.38%, 07/24/42	6,442	9,807,687
7.25%, 04/01/32	4,894	7,123,315
Series F, 3.88%, 04/29/24	6,702	7,368,112
Series I, 0.86%, 10/21/25 (Call 10/21/24)(a)	1,568	1,570,838
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	3,871	4,147,776
3.50%, 06/18/22	500	520,470
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	2,340	2,408,632
3.15%, 04/01/22 (Call 03/01/22)	3,182	3,272,592
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,549	1,593,255
2.50%, 05/22/22	2,642	2,715,183
2.50%, 07/12/26	5,851	6,277,070
2.88%, 04/12/23	2,131	2,246,138
3.00%, 01/20/23	5,432	5,708,815

18	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 01/14/26	$3,129	$3,465,555
3.63%, 06/20/23	3,390	3,645,742
National Bank of Canada
0.90%, 08/15/23 (Call 08/15/22)(a)	600	603,576
2.10%, 02/01/23	7,329	7,564,261
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	5,368	5,559,047
3.03%, 11/28/35 (Call 08/28/30)(a)	1,355	1,326,545
3.07%, 05/22/28 (Call 05/22/27)(a)	6,625	7,055,559
3.50%, 05/15/23 (Call 05/15/22)(a)	3,953	4,090,446
3.75%, 11/01/29 (Call 11/01/24)(a)	2,385	2,522,066
3.88%, 09/12/23	11,169	12,057,941
4.27%, 03/22/25 (Call 03/22/24)(a)	7,302	8,010,440
4.45%, 05/08/30 (Call 05/08/29)(a)	2,018	2,315,433
4.52%, 06/25/24 (Call 06/25/23)(a)	9,575	10,401,131
4.80%, 04/05/26	8,037	9,255,891
4.89%, 05/18/29 (Call 05/18/28)(a)	8,410	9,836,841
5.08%, 01/27/30 (Call 01/27/29)(a)	6,102	7,235,080
5.13%, 05/28/24	5,555	6,214,267
6.00%, 12/19/23	5,047	5,721,733
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	1,689	1,692,969
2.38%, 08/02/22	2,834	2,918,226
3.15%, 05/03/29 (Call 02/03/29)	3,442	3,787,749
3.38%, 05/08/32 (Call 05/08/27)(a)	2,971	3,218,128
3.95%, 10/30/25	2,957	3,347,649
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	1,400	1,373,694
1.50%, 02/12/25	12,010	12,464,819
1.63%, 09/17/22	5,084	5,195,035
2.88%, 03/13/23	2,250	2,370,668
3.13%, 11/07/23	61	65,513
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	344	371,561
PNC Bank N.A.
1.74%, 02/24/23 (Call 02/24/22)(a)	580	587,801
2.45%, 07/28/22 (Call 06/28/22)	1,200	1,234,488
2.63%, 02/17/22 (Call 01/17/22)	1,768	1,805,818
2.70%, 11/01/22 (Call 10/01/22)	8,335	8,647,229
2.70%, 10/22/29	1,697	1,779,220
2.95%, 01/30/23 (Call 12/30/22)	2,300	2,407,732
2.95%, 02/23/25 (Call 01/23/25)	1,686	1,816,193
3.10%, 10/25/27 (Call 09/25/27)	3,633	4,027,616
3.25%, 06/01/25 (Call 05/02/25)	3,261	3,573,893
3.25%, 01/22/28 (Call 12/23/27)	4,244	4,690,341
3.30%, 10/30/24 (Call 09/30/24)	3,211	3,524,137
3.50%, 06/08/23 (Call 05/08/23)	504	538,766
3.80%, 07/25/23 (Call 06/25/23)	10,700	11,533,851
4.05%, 07/26/28	2,254	2,600,012
4.20%, 11/01/25 (Call 10/01/25)	6,668	7,605,387
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	1,207	1,276,475
2.55%, 01/22/30 (Call 10/24/29)	9,884	10,377,113
2.60%, 07/23/26 (Call 05/24/26)	1,574	1,689,437
2.85%, 11/09/22(e)	1,270	1,325,182
3.15%, 05/19/27 (Call 04/19/27)	2,677	2,961,003
3.30%, 03/08/22 (Call 02/06/22)	888	913,228
3.45%, 04/23/29 (Call 01/23/29)	4,185	4,701,094
3.50%, 01/23/24 (Call 12/24/23)	1,610	1,747,349
3.90%, 04/29/24 (Call 03/29/24)	5,247	5,767,083

Security	Par (000)	Value

Banks (continued)
Regions Bank/Birmingham AL, 6.45%, 06/26/37	$1,675	$2,296,241
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	1,818	1,902,573
3.80%, 08/14/23 (Call 07/14/23)	3,780	4,069,624
7.38%, 12/10/37	1,342	1,988,737
Royal Bank of Canada
0.43%, 01/19/24	895	892,530
0.50%, 10/26/23	440	441,404
0.88%, 01/20/26	950	939,987
1.15%, 06/10/25	3,426	3,444,877
1.60%, 04/17/23	4,922	5,049,381
1.95%, 01/17/23	6,620	6,821,910
2.25%, 11/01/24	6,945	7,333,503
2.55%, 07/16/24	4,321	4,597,630
2.75%, 02/01/22	5,398	5,521,668
2.80%, 04/29/22	1,308	1,346,573
3.70%, 10/05/23	6,163	6,685,807
4.65%, 01/27/26	5,431	6,299,308
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	6,823	7,303,953
3.40%, 01/18/23 (Call 12/19/22)	4,243	4,441,191
3.45%, 06/02/25 (Call 05/02/25)	2,042	2,198,866
3.50%, 06/07/24 (Call 05/07/24)	3,324	3,575,627
3.70%, 03/28/22 (Call 02/28/22)	495	510,033
4.40%, 07/13/27 (Call 04/14/27)	3,803	4,269,172
4.50%, 07/17/25 (Call 04/17/25)	6,827	7,605,141
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	6,565	6,578,261
3.37%, 01/05/24 (Call 01/05/23)(a)	4,050	4,252,257
3.57%, 01/10/23 (Call 01/10/22)	7,958	8,166,420
3.82%, 11/03/28 (Call 11/03/27)(a)	5,403	6,009,055
4.80%, 11/15/24 (Call 11/15/23)(a)	836	926,020
Santander UK PLC
2.10%, 01/13/23	741	764,379
2.88%, 06/18/24	3,825	4,100,094
4.00%, 03/13/24	2,507	2,753,187
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	2,890	2,964,360
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	2,154	2,286,966
2.40%, 01/24/30	4,728	4,963,076
2.65%, 05/15/23 (Call 05/15/22)(a)	2,566	2,637,668
2.65%, 05/19/26	1,966	2,130,220
2.83%, 03/30/23 (Call 03/30/22)(a)	335	344,112
2.90%, 03/30/26 (Call 10/30/25)(a)	1,490	1,601,884
3.03%, 11/01/34 (Call 11/01/29)(a)	3,344	3,548,084
3.10%, 05/15/23	3,139	3,328,407
3.15%, 03/30/31 (Call 03/30/30)(a)	1,086	1,190,071
3.30%, 12/16/24	2,089	2,301,598
3.55%, 08/18/25	6,601	7,346,121
3.70%, 11/20/23	5,502	6,009,174
3.78%, 12/03/24 (Call 12/03/23)(a)	3,754	4,095,501
4.14%, 12/03/29 (Call 12/03/28)(a)	2,530	2,960,353
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	979	1,026,893
3.20%, 07/18/22	1,338	1,390,918
3.40%, 07/11/24	760	828,742
3.65%, 07/23/25	3,290	3,644,234
3.95%, 07/19/23	3,379	3,662,701
3.95%, 01/10/24	3,750	4,100,625

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	$1,163	$1,178,747
1.71%, 01/12/31	5,600	5,398,904
2.13%, 07/08/30	1,986	1,991,283
2.14%, 09/23/30	696	679,700
2.35%, 01/15/25	1,029	1,077,137
2.45%, 09/27/24	2,223	2,351,978
2.63%, 07/14/26	7,433	7,907,374
2.70%, 07/16/24	8,655	9,215,152
2.72%, 09/27/29	2,666	2,792,208
2.75%, 01/15/30	3,090	3,247,157
2.78%, 07/12/22	1,279	1,321,373
2.78%, 10/18/22	5,257	5,462,444
3.01%, 10/19/26	3,678	3,993,205
3.04%, 07/16/29	7,818	8,390,043
3.10%, 01/17/23	5,820	6,114,201
3.20%, 09/17/29	4,520	4,793,324
3.35%, 10/18/27	2,575	2,827,711
3.36%, 07/12/27	1,847	2,040,806
3.45%, 01/11/27	2,668	2,957,051
3.54%, 01/17/28	4,046	4,493,892
3.75%, 07/19/23	2,381	2,567,504
3.78%, 03/09/26	5,851	6,544,461
3.94%, 10/16/23	2,295	2,501,734
3.94%, 07/19/28	4,009	4,565,610
4.31%, 10/16/28	3,197	3,727,350
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	3,110	3,003,172
3.13%, 06/05/30 (Call 03/05/30)	936	1,008,109
3.50%, 01/29/25	2,428	2,653,440
Svenska Handelsbanken AB, 3.90%, 11/20/23	4,769	5,220,386
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	5,688	5,856,934
Synovus Bank/Columbus GA, 2.29%, 02/10/23 (Call 02/10/22)(a)	1,357	1,371,764
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	2,229	2,307,149
Toronto-Dominion Bank (The)
0.25%, 01/06/23	115	114,894
0.45%, 09/11/23	1,231	1,234,004
0.75%, 06/12/23	828	835,477
0.75%, 09/11/25	135	133,271
0.75%, 01/06/26	10,100	9,934,562
1.15%, 06/12/25	1,205	1,212,736
1.90%, 12/01/22	3,201	3,292,196
2.65%, 06/12/24	3,401	3,629,105
3.25%, 03/11/24	5,959	6,435,303
3.50%, 07/19/23	4,897	5,268,633
3.63%, 09/15/31 (Call 09/15/26)(a)	7,565	8,413,642
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	505	514,024
1.50%, 03/10/25 (Call 02/10/25)	1,487	1,520,725
2.15%, 12/06/24 (Call 11/06/24)	4,906	5,167,392
2.25%, 03/11/30 (Call 12/11/29)	1,420	1,433,561
2.45%, 08/01/22 (Call 07/01/22)	4,920	5,062,680
2.64%, 09/17/29 (Call 09/17/24)(a)	1,765	1,860,787
2.75%, 05/01/23 (Call 04/01/23)	1,535	1,611,965
2.80%, 05/17/22 (Call 04/17/22)	2,908	2,990,704
3.00%, 02/02/23 (Call 01/02/23)	1,050	1,101,429
3.20%, 04/01/24 (Call 03/01/24)	3,626	3,913,397
3.30%, 05/15/26 (Call 04/15/26)	3,821	4,197,483

Security	Par (000)	Value

Banks (continued)
3.63%, 09/16/25 (Call 08/16/25)	$6,506	$7,220,554
3.69%, 08/02/24 (Call 08/02/23)(a)	5,476	5,874,160
3.80%, 10/30/26 (Call 09/30/26)	1,831	2,064,855
4.05%, 11/03/25 (Call 09/03/25)	2,490	2,822,789
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	7,161	7,045,493
1.20%, 08/05/25 (Call 07/03/25)	2,211	2,232,115
1.95%, 06/05/30 (Call 03/05/30)	345	346,549
2.20%, 03/16/23 (Call 02/13/23)	4,008	4,152,168
2.50%, 08/01/24 (Call 07/01/24)	6,818	7,222,512
2.75%, 04/01/22 (Call 03/01/22)	3,350	3,432,544
2.85%, 10/26/24 (Call 09/26/24)	3,564	3,831,300
3.05%, 06/20/22 (Call 05/20/22)	4,689	4,846,972
3.70%, 06/05/25 (Call 05/05/25)	3,309	3,674,909
3.75%, 12/06/23 (Call 11/06/23)	5,252	5,717,432
3.88%, 03/19/29 (Call 02/19/29)	3,951	4,503,666
3.95%, 03/22/22 (Call 02/22/22)	2,077	2,148,657
4.00%, 05/01/25 (Call 03/01/25)	2,627	2,933,256
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	907	867,473
1.45%, 05/12/25 (Call 04/12/25)	5,911	6,039,682
2.40%, 07/30/24 (Call 06/30/24)	4,468	4,737,063
2.95%, 07/15/22 (Call 06/15/22)	6,317	6,530,072
3.00%, 03/15/22 (Call 02/15/22)	6,090	6,254,125
3.00%, 07/30/29 (Call 04/30/29)	618	666,464
3.10%, 04/27/26 (Call 03/27/26)	4,574	4,992,247
3.38%, 02/05/24 (Call 01/05/24)	4,813	5,204,441
3.60%, 09/11/24 (Call 08/11/24)	4,787	5,263,306
3.70%, 01/30/24 (Call 12/29/23)	3,279	3,575,422
3.90%, 04/26/28 (Call 03/26/28)	3,444	3,977,372
3.95%, 11/17/25 (Call 10/17/25)	2,024	2,290,237
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,936	6,295,187
Series X, 3.15%, 04/27/27 (Call 03/27/27)	7,507	8,294,184
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	1,070	1,101,779
2.05%, 01/21/25 (Call 12/21/24)	1,323	1,380,881
2.65%, 05/23/22 (Call 04/22/22)	1,186	1,218,496
2.80%, 01/27/25 (Call 12/27/24)	5,832	6,247,005
2.85%, 01/23/23 (Call 12/23/22)	2,883	3,016,714
3.40%, 07/24/23 (Call 06/23/23)	2,380	2,547,623
Wachovia Corp.
5.50%, 08/01/35	4,772	6,128,393
7.57%, 08/01/26(e)	445	577,530
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,260	1,381,930
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	11,375	11,661,309
2.16%, 02/11/26 (Call 02/11/25)(a)	9,668	10,056,170
2.19%, 04/30/26 (Call 04/29/25)(a)	6,634	6,905,331
2.39%, 06/02/28 (Call 06/02/27)(a)	6,320	6,563,762
2.41%, 10/30/25 (Call 10/30/24)(a)	10,010	10,556,146
2.57%, 02/11/31 (Call 02/11/30)(a)	11,770	12,175,830
2.63%, 07/22/22	11,914	12,293,342
2.88%, 10/30/30 (Call 10/30/29)(a)	13,029	13,793,281
3.00%, 02/19/25	10,562	11,354,995
3.00%, 04/22/26	10,503	11,365,926
3.00%, 10/23/26	10,550	11,432,507
3.07%, 01/24/23 (Call 01/24/22)	13,400	13,722,136
3.07%, 04/30/41 (Call 04/29/40)(a)	6,125	6,279,411
3.20%, 06/17/27 (Call 06/17/26)(a)	11,646	12,670,615

20	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 09/09/24	$10,214	$11,126,314
3.50%, 03/08/22	13,806	14,260,079
3.55%, 09/29/25	9,279	10,248,748
3.58%, 05/22/28 (Call 05/22/27)(a)	10,831	12,010,604
3.75%, 01/24/24 (Call 12/24/23)	6,027	6,547,853
3.90%, 05/01/45	7,311	8,467,966
4.10%, 06/03/26	12,267	13,897,039
4.13%, 08/15/23	5,562	6,047,396
4.15%, 01/24/29 (Call 10/24/28)	5,270	6,075,467
4.30%, 07/22/27	4,787	5,521,661
4.40%, 06/14/46	8,587	10,060,443
4.48%, 01/16/24	4,886	5,419,747
4.48%, 04/04/31 (Call 04/04/30)(a)	11,401	13,468,229
4.65%, 11/04/44	7,343	8,791,260
4.75%, 12/07/46	8,140	10,017,979
4.90%, 11/17/45	9,403	11,677,586
5.01%, 04/04/51 (Call 04/04/50)(a)	15,956	21,272,380
5.38%, 11/02/43	8,658	11,232,283
5.61%, 01/15/44	8,743	11,663,337
Series B, 7.95%, 11/15/29	190	257,923
Series M, 3.45%, 02/13/23	5,838	6,181,566
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	9,481	10,205,064
5.85%, 02/01/37	911	1,247,277
5.95%, 08/26/36	1,967	2,664,577
6.60%, 01/15/38	1,371	2,004,087
Westpac Banking Corp.
2.00%, 01/13/23	5,136	5,298,606
2.35%, 02/19/25	4,112	4,337,502
2.50%, 06/28/22	5,031	5,180,270
2.65%, 01/16/30(b)	3,794	4,082,534
2.67%, 11/15/35 (Call 11/15/30)(a)	150	146,726
2.70%, 08/19/26	3,996	4,314,441
2.75%, 01/11/23	2,699	2,822,695
2.85%, 05/13/26	6,080	6,597,773
2.89%, 02/04/30 (Call 02/04/25)(a)	5,952	6,180,081
2.96%, 11/16/40	977	959,023
3.30%, 02/26/24	7,075	7,655,928
3.35%, 03/08/27	5,535	6,198,923
3.40%, 01/25/28	7,010	7,837,881
3.65%, 05/15/23	3,043	3,262,735
4.11%, 07/24/34 (Call 07/24/29)(a)	4,270	4,686,240
4.32%, 11/23/31 (Call 11/23/26)(a)	5,390	6,034,752
4.42%, 07/24/39	1,897	2,245,555
Wintrust Financial Corp., 4.85%, 06/06/29	285	305,600
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	3,366	3,490,778

		4,906,570,842

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	11,479	12,737,902
4.70%, 02/01/36 (Call 08/01/35)	20,917	25,107,721
4.90%, 02/01/46 (Call 08/01/45)	29,376	35,382,804
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,789	1,982,266
4.00%, 01/17/43	1,985	2,163,829
4.63%, 02/01/44	7,518	8,743,284
4.70%, 02/01/36 (Call 08/01/35)	699	842,029
4.90%, 02/01/46 (Call 08/01/45)	1,086	1,294,555

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	$1,471	$1,625,720
3.75%, 07/15/42	5,919	6,268,635
4.00%, 04/13/28 (Call 01/13/28)	9,184	10,433,024
4.15%, 01/23/25 (Call 12/23/24)	3,803	4,247,875
4.35%, 06/01/40 (Call 12/01/39)	3,434	3,997,588
4.38%, 04/15/38 (Call 10/15/37)	6,618	7,701,499
4.44%, 10/06/48 (Call 04/06/48)	5,707	6,483,894
4.50%, 06/01/50 (Call 12/01/49)	10,114	11,686,019
4.60%, 04/15/48 (Call 10/15/47)	7,506	8,724,074
4.60%, 06/01/60 (Call 12/01/59)	983	1,132,780
4.75%, 01/23/29 (Call 10/23/28)	11,892	14,065,263
4.75%, 04/15/58 (Call 10/15/57)	5,377	6,403,039
4.90%, 01/23/31 (Call 10/23/30)	1,869	2,285,824
4.95%, 01/15/42	4,091	5,074,599
5.45%, 01/23/39 (Call 07/23/38)	9,307	11,973,921
5.55%, 01/23/49 (Call 07/23/48)	12,959	16,884,540
5.80%, 01/23/59 (Call 07/23/58)	7,991	10,995,776
5.88%, 06/15/35	335	441,540
8.00%, 11/15/39	3,395	5,507,912
8.20%, 01/15/39	4,111	6,726,542
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,475	4,592,066
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	150	163,680
4.00%, 04/15/38 (Call 10/15/37)	541	641,393
4.50%, 07/15/45 (Call 01/15/45)	1,470	1,857,639
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	595	574,800
1.38%, 03/15/31 (Call 12/15/30)	1,184	1,128,399
1.45%, 06/01/27	1,653	1,662,918
1.65%, 06/01/30	3,684	3,612,199
1.75%, 09/06/24	4,208	4,389,870
2.13%, 09/06/29	5,018	5,140,389
2.25%, 09/01/26	2,114	2,250,311
2.50%, 04/01/23	1,507	1,577,588
2.50%, 06/01/40	1,998	1,947,031
2.50%, 03/15/51 (Call 09/15/50)	310	286,483
2.55%, 06/01/26	3,669	3,955,769
2.60%, 06/01/50	3,694	3,496,075
2.75%, 06/01/60	3,646	3,481,237
2.88%, 10/27/25	5,594	6,092,985
2.90%, 05/25/27	3,106	3,393,740
2.95%, 03/25/25	3,252	3,520,127
3.20%, 11/01/23	8,322	8,965,124
3.38%, 03/25/27	1,457	1,629,888
3.45%, 03/25/30	5,048	5,695,406
4.20%, 03/25/50	237	293,285
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,389,757
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	575	552,868
2.75%, 01/22/30 (Call 10/22/29)	400	411,612
5.25%, 11/26/43	2,092	2,741,943
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	4,962	5,134,628
2.70%, 05/09/22 (Call 04/09/22)	1,826	1,872,983
2.88%, 05/01/30 (Call 02/01/30)	3,476	3,658,872
3.15%, 08/01/29 (Call 05/01/29)	3,082	3,304,829
3.20%, 02/15/23 (Call 01/15/23)	3,970	4,163,021
3.50%, 05/09/27 (Call 02/09/27)	3,140	3,487,881

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.60%, 02/15/28 (Call 11/15/27)	$1,157	$1,289,558
3.70%, 12/06/26 (Call 09/06/26)	2,863	3,204,298
3.75%, 05/01/50 (Call 11/01/49)	1,770	1,926,521
4.10%, 02/15/48 (Call 08/15/47)	1,476	1,669,341
4.25%, 05/01/23	4,833	5,209,636
4.40%, 11/15/25 (Call 09/15/25)	2,014	2,299,928
4.50%, 05/09/47 (Call 11/09/46)	3,320	3,947,414
4.65%, 11/15/28 (Call 08/15/28)	1,797	2,130,847
4.75%, 11/15/24	2,026	2,313,631
4.75%, 12/01/25	732	849,010
5.25%, 11/15/48 (Call 05/15/48)	1,615	2,138,664
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,266	2,303,026
2.00%, 04/29/30 (Call 01/29/30)	3,566	3,584,329
2.13%, 10/24/24 (Call 09/24/24)	3,560	3,739,175
2.13%, 04/29/32 (Call 01/29/32)	3,650	3,674,857
2.38%, 10/24/29 (Call 07/24/29)	1,920	1,998,182
2.63%, 04/29/23 (Call 01/29/23)	3,965	4,134,821
3.50%, 09/18/23 (Call 08/18/23)	1,257	1,351,388
3.88%, 05/18/28 (Call 02/18/28)	1,266	1,451,861
3.88%, 04/29/43 (Call 10/29/42)	1,837	2,144,753
5.88%, 09/30/36	1,924	2,741,200
Diageo Investment Corp.
2.88%, 05/11/22	2,867	2,954,931
4.25%, 05/11/42	652	789,213
7.45%, 04/15/35	2,035	3,220,693
8.00%, 09/15/22	10	11,158
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	338	353,153
3.50%, 01/16/50 (Call 07/16/49)	7,325	7,545,263
4.38%, 05/10/43	530	626,921
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	2,267	2,416,690
3.13%, 12/15/23 (Call 10/15/23)	2,905	3,104,370
3.20%, 05/01/30 (Call 02/01/30)	4,549	4,919,380
3.40%, 11/15/25 (Call 08/15/25)	2,164	2,375,271
3.43%, 06/15/27 (Call 03/15/27)	2,423	2,696,605
3.80%, 05/01/50 (Call 11/01/49)	1,135	1,240,669
4.06%, 05/25/23 (Call 04/25/23)	5,018	5,401,626
4.42%, 05/25/25 (Call 03/25/25)	2,056	2,328,482
4.42%, 12/15/46 (Call 06/15/46)	3,197	3,777,319
4.50%, 11/15/45 (Call 05/15/45)	3,595	4,276,828
4.60%, 05/25/28 (Call 02/25/28)	6,912	8,152,220
4.99%, 05/25/38 (Call 11/25/37)	1,656	2,109,992
5.09%, 05/25/48 (Call 11/25/47)	2,408	3,121,611
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,828	1,970,182
3.50%, 05/01/22	3,019	3,122,431
4.20%, 07/15/46 (Call 01/15/46)	5,432	5,815,119
5.00%, 05/01/42	3,947	4,714,060
PepsiCo Inc.
0.40%, 10/07/23	1,941	1,948,259
0.75%, 05/01/23	3,019	3,050,216
1.40%, 02/25/31 (Call 11/25/30)	7,950	7,611,171
1.63%, 05/01/30 (Call 02/01/30)	4,370	4,287,669
2.25%, 05/02/22 (Call 04/02/22)	4,079	4,166,902
2.25%, 03/19/25 (Call 02/19/25)	10,595	11,178,996
2.38%, 10/06/26 (Call 07/06/26)	5,556	5,924,918
2.63%, 03/19/27 (Call 01/19/27)	3,788	4,085,093
2.63%, 07/29/29 (Call 04/29/29)	6,248	6,659,056

Security	Par (000)	Value

Beverages (continued)
2.75%, 03/05/22	$3,697	$3,791,606
2.75%, 03/01/23	1,069	1,122,119
2.75%, 04/30/25 (Call 01/30/25)	1,721	1,847,975
2.75%, 03/19/30 (Call 12/19/29)	9,872	10,572,715
2.85%, 02/24/26 (Call 11/24/25)	2,771	3,005,731
2.88%, 10/15/49 (Call 04/15/49)	2,627	2,621,089
3.00%, 10/15/27 (Call 07/15/27)	4,966	5,463,891
3.10%, 07/17/22 (Call 05/17/22)	4,294	4,441,413
3.38%, 07/29/49 (Call 01/29/49)	3,701	4,011,144
3.45%, 10/06/46 (Call 04/06/46)	3,916	4,296,165
3.50%, 07/17/25 (Call 04/17/25)	3,150	3,483,207
3.50%, 03/19/40 (Call 09/19/39)	2,111	2,371,603
3.60%, 03/01/24 (Call 12/01/23)	4,157	4,531,130
3.60%, 08/13/42	1,256	1,415,098
3.63%, 03/19/50 (Call 09/19/49)	6,109	6,917,160
3.88%, 03/19/60 (Call 09/19/59)	901	1,075,443
4.00%, 03/05/42	3,353	3,965,928
4.00%, 05/02/47 (Call 11/02/46)	3,309	3,936,287
4.25%, 10/22/44 (Call 04/22/44)	1,477	1,798,764
4.45%, 04/14/46 (Call 10/14/45)	6,068	7,634,515
4.60%, 07/17/45 (Call 01/17/45)	2,925	3,726,743
4.88%, 11/01/40	200	263,494
5.50%, 01/15/40	475	660,207
7.00%, 03/01/29	2,060	2,870,322

		595,863,906

Biotechnology — 0.3%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,940	2,008,172
2.20%, 02/21/27 (Call 12/21/26)	1,412	1,471,657
2.25%, 08/19/23 (Call 06/19/23)	3,519	3,666,059
2.30%, 02/25/31 (Call 11/25/30)	6,500	6,582,225
2.45%, 02/21/30 (Call 11/21/29)	1,867	1,922,973
2.60%, 08/19/26 (Call 05/19/26)	8,344	8,906,636
2.65%, 05/11/22 (Call 04/11/22)	4,527	4,641,578
2.70%, 05/01/22 (Call 03/01/22)	775	793,290
2.77%, 09/01/53 (Call 03/01/53)(c)	6,656	6,137,365
3.13%, 05/01/25 (Call 02/01/25)	5,132	5,544,869
3.15%, 02/21/40 (Call 08/21/39)	10,092	10,425,742
3.20%, 11/02/27 (Call 08/02/27)	2,102	2,313,545
3.38%, 02/21/50 (Call 08/21/49)	3,995	4,110,136
3.63%, 05/15/22 (Call 02/15/22)	6,789	6,999,323
3.63%, 05/22/24 (Call 02/22/24)	7,495	8,165,503
4.40%, 05/01/45 (Call 11/01/44)	10,349	12,292,749
4.56%, 06/15/48 (Call 12/15/47)	6,999	8,592,882
4.66%, 06/15/51 (Call 12/15/50)	10,153	12,789,125
4.95%, 10/01/41	3,572	4,531,153
5.15%, 11/15/41 (Call 05/15/41)	1,415	1,844,127
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	6,793	7,555,990
5.25%, 06/23/45 (Call 12/23/44)	1,416	1,848,758
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	9,215	9,226,334
3.15%, 05/01/50 (Call 11/01/49)	8,357	7,974,751
3.25%, 02/15/51 (Call 08/15/50)(c)	5,191	5,056,397
3.63%, 09/15/22	4,543	4,766,516
4.05%, 09/15/25 (Call 06/15/25)	7,099	7,994,468
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	2,534	2,538,561
1.20%, 10/01/27 (Call 08/01/27)	2,895	2,841,240
1.65%, 10/01/30 (Call 07/01/30)	6,935	6,668,627

22	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
1.95%, 03/01/22 (Call 02/01/22)	$2,873	$2,920,433
2.50%, 09/01/23 (Call 07/01/23)	1,883	1,972,857
2.60%, 10/01/40 (Call 04/01/40)	3,916	3,741,855
2.80%, 10/01/50 (Call 04/01/50)	4,555	4,201,669
2.95%, 03/01/27 (Call 12/01/26)	1,930	2,094,243
3.25%, 09/01/22 (Call 07/01/22)	4,954	5,142,302
3.50%, 02/01/25 (Call 11/01/24)	1,621	1,766,209
3.65%, 03/01/26 (Call 12/01/25)	4,406	4,891,673
3.70%, 04/01/24 (Call 01/01/24)	6,924	7,509,355
4.00%, 09/01/36 (Call 03/01/36)	2,128	2,454,308
4.15%, 03/01/47 (Call 09/01/46)	8,313	9,506,497
4.50%, 02/01/45 (Call 08/01/44)	6,991	8,342,710
4.60%, 09/01/35 (Call 03/01/35)	3,988	4,875,011
4.75%, 03/01/46 (Call 09/01/45)	9,288	11,454,426
4.80%, 04/01/44 (Call 10/01/43)	2,796	3,469,249
5.65%, 12/01/41 (Call 06/01/41)	4,701	6,440,511
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,307	5,037,033
2.80%, 09/15/50 (Call 03/15/50)	5,909	5,296,769
Royalty Pharma PLC
0.75%, 09/02/23(c)	555	556,715
1.20%, 09/02/25 (Call 08/02/25)(c)	1,136	1,130,615
1.75%, 09/02/27 (Call 07/02/27)(c)	1,361	1,362,484
2.20%, 09/02/30 (Call 06/02/30)(c)	591	582,224
3.30%, 09/02/40 (Call 03/02/40)(c)	847	854,970
3.55%, 09/02/50 (Call 03/02/50)(c)	1,778	1,750,174

		267,565,043

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	4,477	4,672,914
2.49%, 02/15/27 (Call 12/15/26)	2,913	3,063,573
2.70%, 02/15/31 (Call 11/15/30)	2,110	2,174,798
2.72%, 02/15/30 (Call 11/15/29)	5,562	5,746,658
3.38%, 04/05/40 (Call 10/05/39)	7,377	7,674,736
3.58%, 04/05/50 (Call 10/05/49)	7,048	7,250,207
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	251	259,348
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,427	2,603,006
4.00%, 09/21/23 (Call 08/21/23)	2,507	2,720,371
4.00%, 06/15/25 (Call 03/15/25)	163	180,788
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	233	252,435
3.90%, 02/14/26 (Call 11/14/25)	979	1,093,974
4.50%, 02/15/47 (Call 08/15/46)	2,857	3,519,053
4.63%, 07/02/44 (Call 01/02/44)	1,487	1,831,746
4.95%, 07/02/64 (Call 01/02/64)(e)	1,665	2,113,201
5.13%, 09/14/45 (Call 03/14/45)	245	321,670
6.00%, 01/15/36	454	620,909
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	2,285	2,229,954
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	905	909,525
1.70%, 08/01/27 (Call 06/01/27)	278	279,515
3.00%, 11/15/23 (Call 09/15/23)	1,395	1,474,459
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	739	816,750
3.50%, 12/15/27 (Call 09/15/27)	2,224	2,485,098
4.25%, 07/02/24 (Call 04/02/24)	450	497,214
4.25%, 12/15/47 (Call 06/15/47)	2,570	2,986,854

Security	Par (000)	Value

Building Materials (continued)
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	$2,371	$2,450,950
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	1,830	1,803,538
2.00%, 10/01/30 (Call 07/01/30)	719	706,403
2.00%, 02/15/31 (Call 11/15/30)	3,500	3,425,485
3.13%, 02/15/51 (Call 08/15/50)	1,470	1,452,860
3.50%, 11/15/27 (Call 08/15/27)	2,100	2,346,645
4.38%, 04/01/26 (Call 01/01/26)	1,769	2,029,945
4.45%, 04/01/25 (Call 01/01/25)	3,342	3,774,455
4.50%, 05/15/47 (Call 11/15/46)	1,110	1,330,812
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,229	2,445,503
3.88%, 06/01/30 (Call 03/01/30)	2,932	3,286,244
3.95%, 08/15/29 (Call 05/15/29)	1,928	2,170,697
4.20%, 12/01/24 (Call 09/01/24)	419	465,710
4.30%, 07/15/47 (Call 01/15/47)	2,696	3,029,334
4.40%, 01/30/48 (Call 07/30/47)	1,739	1,979,834
7.00%, 12/01/36	785	1,091,715
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,790	4,195,416
3.90%, 04/01/27 (Call 01/01/27)	647	743,746
4.50%, 04/01/25 (Call 01/01/25)	1,582	1,781,474
4.50%, 06/15/47 (Call 12/15/46)	2,789	3,340,692
4.70%, 03/01/48 (Call 09/01/47)	1,048	1,280,824

		102,911,038

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,983	2,028,232
1.85%, 05/15/27 (Call 03/15/27)	5,695	5,880,828
2.05%, 05/15/30 (Call 02/15/30)	4,360	4,433,292
2.70%, 05/15/40 (Call 11/15/39)	4,454	4,466,026
2.75%, 02/03/23	200	209,094
2.80%, 05/15/50 (Call 11/15/49)	3,991	3,895,974
3.35%, 07/31/24 (Call 04/30/24)	1,557	1,692,334
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	4,171	4,646,911
5.45%, 12/01/44 (Call 06/01/44)	425	496,910
Cabot Corp.
3.70%, 07/15/22	370	382,192
4.00%, 07/01/29 (Call 04/01/29)	3,850	4,128,278
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	1,803	1,937,504
4.63%, 11/15/22	2,283	2,435,801
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	460	453,431
3.50%, 10/01/24 (Call 07/01/24)	1,003	1,089,830
3.60%, 11/15/50 (Call 05/15/50)	960	992,198
3.63%, 05/15/26 (Call 03/15/26)	1,693	1,881,651
4.25%, 10/01/34 (Call 04/01/34)	4,819	5,561,126
4.38%, 11/15/42 (Call 05/15/42)	4,462	5,244,546
4.55%, 11/30/25 (Call 09/30/25)	2,028	2,329,807
4.63%, 10/01/44 (Call 04/01/44)	2,925	3,512,749
4.80%, 11/30/28 (Call 08/30/28)	2,091	2,500,899
4.80%, 05/15/49 (Call 11/15/48)	2,345	2,936,620
5.25%, 11/15/41 (Call 05/15/41)	6,294	7,914,390
5.55%, 11/30/48 (Call 05/30/48)	2,433	3,319,804
7.38%, 11/01/29	2,415	3,364,337
9.40%, 05/15/39	1,789	3,097,850
DuPont de Nemours Inc.
2.17%, 05/01/23	8,459	8,500,618

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.21%, 11/15/23 (Call 10/15/23)	$10,590	$11,606,428
4.49%, 11/15/25 (Call 09/25/25)	7,061	8,084,704
4.73%, 11/15/28 (Call 08/15/28)	8,379	9,963,888
5.32%, 11/15/38 (Call 05/15/38)	8,434	10,922,620
5.42%, 11/15/48 (Call 05/15/48)	5,954	7,936,027
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	2,068	2,146,336
3.80%, 03/15/25 (Call 12/15/24)	4,747	5,200,006
4.50%, 12/01/28 (Call 09/01/28)	648	763,849
4.65%, 10/15/44 (Call 04/15/44)	3,921	4,693,790
4.80%, 09/01/42 (Call 03/01/42)	1,962	2,400,880
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	5,635	5,310,086
2.13%, 08/15/50 (Call 02/15/50)	5,593	4,763,502
2.38%, 08/10/22 (Call 07/10/22)	3,203	3,291,563
2.70%, 11/01/26 (Call 08/01/26)	3,019	3,262,965
3.25%, 01/14/23 (Call 11/19/22)	1,593	1,669,942
3.25%, 12/01/27 (Call 09/01/27)	960	1,065,542
3.95%, 12/01/47 (Call 06/01/47)	4,234	4,946,328
4.80%, 03/24/30 (Call 12/24/29)	1,353	1,656,451
5.50%, 12/08/41	388	523,874
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	4,455	4,565,128
2.30%, 07/15/30 (Call 04/15/30)	5,670	5,814,528
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	899	982,409
3.45%, 10/01/29 (Call 07/01/29)	1,114	1,216,633
4.10%, 02/01/24 (Call 11/01/23)	1,908	2,072,241
4.50%, 10/01/49 (Call 04/01/49)	1,445	1,718,177
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	2,580	2,908,640
5.13%, 11/15/22 (Call 08/15/22)	740	783,283
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	2,006	2,098,958
4.38%, 06/01/47 (Call 12/01/46)	2,430	2,812,239
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,625,473
5.00%, 09/26/48 (Call 03/26/48)	2,107	2,675,321
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	6,752	6,309,406
2.00%, 08/10/50 (Call 02/10/50)	5,635	4,652,538
2.20%, 08/15/22 (Call 05/15/22)	1,932	1,977,286
2.45%, 02/15/22 (Call 11/15/21)	2,173	2,206,703
2.65%, 02/05/25 (Call 11/05/24)	4,335	4,605,374
2.70%, 02/21/23 (Call 11/21/22)	1,345	1,398,249
3.20%, 01/30/26 (Call 10/30/25)	1,996	2,197,257
3.55%, 11/07/42 (Call 05/07/42)	1,482	1,663,308
Lubrizol Corp. (The), 6.50%, 10/01/34	212	308,814
LYB International Finance BV
4.00%, 07/15/23	3,361	3,634,720
4.88%, 03/15/44 (Call 09/15/43)	3,120	3,735,638
5.25%, 07/15/43	2,289	2,875,877
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,685	4,061,128
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,540	1,540,493
2.25%, 10/01/30 (Call 07/01/30)	4,374	4,338,964
2.88%, 05/01/25 (Call 04/01/25)	1,217	1,297,152
3.38%, 05/01/30 (Call 02/01/30)	3,326	3,603,488
3.38%, 10/01/40 (Call 04/01/40)	2,296	2,340,979
3.63%, 04/01/51 (Call 04/01/50)	4,906	4,977,480

Security	Par (000)	Value

Chemicals (continued)
3.80%, 10/01/60 (Call 04/01/60)	$3,186	$3,226,494
4.20%, 10/15/49 (Call 04/15/49)	1,650	1,815,248
4.20%, 05/01/50 (Call 11/01/49)	3,947	4,355,238
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,642	4,242,966
5.75%, 04/15/24 (Call 01/15/24)	1,104	1,252,930
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	2,050	2,137,228
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,310,487
4.25%, 11/15/23 (Call 08/15/23)	1,798	1,954,066
4.88%, 11/15/41 (Call 05/15/41)	1,090	1,233,836
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,868,186
5.63%, 11/15/43 (Call 05/15/43)	923	1,193,799
NewMarket Corp., 4.10%, 12/15/22	1,283	1,358,517
Nutrien Ltd.
1.90%, 05/13/23	332	342,395
2.95%, 05/13/30 (Call 02/13/30)	402	429,175
3.00%, 04/01/25 (Call 01/01/25)	2,055	2,202,261
3.15%, 10/01/22 (Call 07/01/22)	2,556	2,647,045
3.38%, 03/15/25 (Call 12/15/24)	3,307	3,582,705
3.50%, 06/01/23 (Call 03/01/23)	654	691,664
3.63%, 03/15/24 (Call 12/15/23)	3,703	4,006,683
3.95%, 05/13/50 (Call 11/13/49)	1,000	1,133,230
4.00%, 12/15/26 (Call 09/15/26)	3,948	4,495,706
4.13%, 03/15/35 (Call 09/15/34)	2,249	2,569,280
4.20%, 04/01/29 (Call 01/01/29)	1,909	2,213,505
4.90%, 06/01/43 (Call 12/01/42)	2,303	2,859,543
5.00%, 04/01/49 (Call 10/01/48)	2,144	2,787,179
5.25%, 01/15/45 (Call 07/15/44)	2,781	3,630,707
5.63%, 12/01/40	951	1,268,082
5.88%, 12/01/36	1,140	1,536,743
6.13%, 01/15/41 (Call 07/15/40)	1,833	2,559,986
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	1,366	1,439,040
2.55%, 06/15/30 (Call 03/15/30)	1,112	1,156,536
2.80%, 08/15/29 (Call 05/15/29)	1,415	1,508,899
3.20%, 03/15/23 (Call 02/15/23)	1,350	1,420,713
3.75%, 03/15/28 (Call 12/15/27)	3,641	4,201,350
Rohm & Haas Co., 7.85%, 07/15/29	2,422	3,327,828
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,763	1,829,306
3.75%, 03/15/27 (Call 12/15/26)	2,120	2,365,072
4.25%, 01/15/48 (Call 07/15/47)	156	166,836
4.55%, 03/01/29 (Call 12/01/28)	1,879	2,156,566
5.25%, 06/01/45 (Call 12/01/44)	1,435	1,705,512
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	3,636	3,676,032
2.95%, 08/15/29 (Call 05/15/29)	2,398	2,550,968
3.13%, 06/01/24 (Call 04/01/24)	1,740	1,869,908
3.30%, 05/15/50 (Call 11/15/49)	1,690	1,725,946
3.45%, 08/01/25 (Call 05/01/25)	2,625	2,862,668
3.45%, 06/01/27 (Call 03/01/27)	8,650	9,523,217
3.80%, 08/15/49 (Call 02/15/49)	2,595	2,868,254
3.95%, 01/15/26 (Call 10/15/25)	1,740	1,945,703
4.00%, 12/15/42 (Call 06/15/42)	1,445	1,616,507
4.50%, 06/01/47 (Call 12/01/46)	4,723	5,726,165
4.55%, 08/01/45 (Call 02/01/45)	387	463,924
Syngenta Finance NV, 3.13%, 03/28/22	1,288	1,304,628
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	2,261	2,421,486

24	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.60%, 08/15/26 (Call 05/15/26)	$5,471	$6,001,249
4.38%, 11/15/47 (Call 05/15/47)	325	366,464
5.00%, 08/15/46 (Call 02/15/46)	2,900	3,471,387

		401,116,945

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,575	1,778,915
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	12,192	11,551,798
3.38%, 09/15/25 (Call 06/15/25)	4,091	4,541,092
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	775	813,486
5.25%, 10/01/25 (Call 07/01/25)	1,889	2,132,473
5.50%, 11/01/22 (Call 05/01/22)	3,438	3,626,059
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,850	1,957,818
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	545	522,639
California Institute of Technology
3.65%, 09/01/19 (Call 03/01/19)	2,671	2,840,528
4.32%, 08/01/45	313	398,825
4.70%, 11/01/11	1,300	1,683,019
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,600	2,666,690
3.25%, 06/01/22 (Call 03/01/22)	3,781	3,886,566
3.70%, 04/01/27 (Call 01/01/27)	4,119	4,647,427
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	995	1,302,475
Duke University
Series 2020, 2.68%, 10/01/44	1,956	1,964,861
Series 2020, 2.76%, 10/01/50	1,223	1,239,669
Series 2020, 2.83%, 10/01/55	2,200	2,240,282
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	68	69,084
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	2,043	2,128,806
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	6,563	6,980,276
2.60%, 12/15/25 (Call 11/15/25)	1,357	1,439,316
3.10%, 05/15/30 (Call 02/15/30)	1,526	1,628,410
3.30%, 12/15/22 (Call 09/15/22)	2,230	2,325,801
3.95%, 06/15/23 (Call 05/15/23)	1,601	1,720,915
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	675	634,365
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	882	831,162
George Washington University (The)
4.87%, 09/15/45	1,150	1,525,820
Series 2014, 4.30%, 09/15/44	50	60,415
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,937	3,505,075
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,024	997,222
Series A, 5.22%, 10/01/18 (Call 04/01/18)	546	728,784
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,103	1,339,031
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	1,980	2,094,543
2.90%, 05/15/30 (Call 02/15/30)	3,764	3,931,799
3.20%, 08/15/29 (Call 05/15/29)	3,617	3,866,175
3.75%, 06/01/23 (Call 03/01/23)	1,719	1,829,704
4.00%, 06/01/23 (Call 05/01/23)	3,809	4,091,018
4.15%, 08/15/49 (Call 02/15/49)	2,597	2,895,188
4.45%, 06/01/28 (Call 03/01/28)	3,520	4,106,291

Security	Par (000)	Value

Commercial Services (continued)
4.80%, 04/01/26 (Call 01/01/26)	$3,613	$4,178,651
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	1,988	2,475,060
Series A, 2.81%, 01/01/60 (Call 07/01/59)	85	82,791
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	1,245	1,195,337
3.65%, 05/01/48 (Call 11/01/47)	2,486	2,973,554
Massachusetts Institute of Technology
3.89%, 07/01/16	328	381,234
3.96%, 07/01/38	629	765,443
4.68%, 07/01/14	2,273	3,100,031
5.60%, 07/01/11	2,865	4,605,516
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,091	2,240,778
Series G, 2.29%, 07/01/51 (Call 01/01/51)	1,054	976,436
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	988	841,302
2.63%, 01/15/23 (Call 12/15/22)	5,193	5,394,125
3.25%, 01/15/28 (Call 10/15/27)	3,402	3,734,443
3.25%, 05/20/50 (Call 11/20/49)	1,295	1,317,300
3.75%, 03/24/25 (Call 02/24/25)	220	243,140
4.25%, 02/01/29 (Call 11/01/28)	1,691	1,974,496
4.50%, 09/01/22 (Call 06/01/22)	987	1,037,090
4.88%, 02/15/24 (Call 11/15/23)	4,699	5,226,745
4.88%, 12/17/48 (Call 06/17/48)	1,398	1,767,645
5.25%, 07/15/44	920	1,215,789
Northeastern University, Series 2020, 2.89%, 10/01/50	651	642,986
Northwestern University
4.64%, 12/01/44	625	817,144
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	2,404	2,855,832
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,397	1,339,974
PayPal Holdings Inc.
1.35%, 06/01/23	6,546	6,679,080
1.65%, 06/01/25 (Call 05/01/25)	3,856	3,960,228
2.20%, 09/26/22	1,565	1,609,775
2.30%, 06/01/30 (Call 03/01/30)	3,684	3,776,468
2.40%, 10/01/24 (Call 09/01/24)	5,933	6,288,624
2.65%, 10/01/26 (Call 08/01/26)	3,585	3,854,449
2.85%, 10/01/29 (Call 07/01/29)	4,030	4,312,906
3.25%, 06/01/50 (Call 12/01/49)	4,107	4,325,657
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,424	1,411,953
3.15%, 07/15/46 (Call 01/15/46)	409	446,104
3.30%, 07/15/56 (Call 01/15/56)	1,806	2,032,653
4.88%, 10/15/40	600	804,588
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	250	260,250
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	410	438,425
3.50%, 03/16/23 (Call 02/16/23)	1,323	1,399,880
4.00%, 03/18/29 (Call 12/18/28)	4,519	5,131,189
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,184	1,137,635
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,747	3,529,936
2.30%, 08/15/60 (Call 02/15/60)	1,690	1,420,056
2.50%, 12/01/29 (Call 09/01/29)	1,723	1,806,652
2.95%, 01/22/27 (Call 10/22/26)	3,000	3,251,310
3.25%, 12/01/49 (Call 06/01/49)	2,918	3,045,108
4.00%, 06/15/25 (Call 03/15/25)	1,955	2,186,198

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Trustees of Boston College, 3.13%, 07/01/52	$1,743	$1,817,269
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,142	1,357,507
Trustees of Princeton University (The) 5.70%, 03/01/39	2,300	3,351,675
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,574	1,514,597
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/19 (Call 08/15/18)	1,978	2,119,308
4.67%, 09/01/12	25	33,153
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,073	1,032,323
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	931	1,117,665
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	747	740,904
Series C, 2.55%, 04/01/50 (Call 10/01/49)	1,507	1,426,571
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	100	115,507
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	4,521	5,148,922
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	760	769,295
3.03%, 10/01/39	4,469	4,692,003
5.25%, 10/01/11	418	623,602
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,938	2,321,840
Series A, 3.23%, 10/01/20 (Call 04/01/20)	704	665,759
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	1,562	1,613,327
4.00%, 06/15/25 (Call 03/15/25)	4,408	4,907,603
4.13%, 09/12/22	2,606	2,747,167
4.13%, 03/15/29 (Call 12/15/28)	2,589	2,944,496
5.50%, 06/15/45 (Call 12/15/44)	2,474	3,246,531
William Marsh Rice University
3.57%, 05/15/45	670	777,702
3.77%, 05/15/55	1,910	2,315,474
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	1,602	1,613,358
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	564	553,944
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	778	742,990

		263,326,280

Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	186	187,908
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	16,758	16,550,871
0.70%, 02/08/26 (Call 01/08/26)	2,625	2,595,127
0.75%, 05/11/23	3,444	3,478,612
1.13%, 05/11/25 (Call 04/11/25)	5,541	5,605,553
1.20%, 02/08/28 (Call 12/08/27)	2,775	2,718,334
1.25%, 08/20/30 (Call 05/20/30)	15,247	14,465,286
1.65%, 05/11/30 (Call 02/11/30)	5,332	5,227,919
1.65%, 02/08/31 (Call 11/08/30)	2,500	2,440,600
1.70%, 09/11/22	3,486	3,563,285
1.80%, 09/11/24 (Call 08/11/24)	2,372	2,476,581
2.05%, 09/11/26 (Call 07/11/26)	11,382	11,907,393
2.10%, 09/12/22 (Call 08/12/22)	3,191	3,275,498
2.15%, 02/09/22	3,751	3,819,943
2.20%, 09/11/29 (Call 06/11/29)	3,635	3,749,612
2.30%, 05/11/22 (Call 04/11/22)	5,128	5,244,662
2.38%, 02/08/41 (Call 08/08/40)	2,140	2,033,086
2.40%, 01/13/23 (Call 12/13/22)	2,829	2,936,870
2.40%, 05/03/23	16,048	16,775,135
2.40%, 08/20/50 (Call 06/20/50)	4,591	4,136,078
2.45%, 08/04/26 (Call 05/04/26)	9,096	9,690,696

Security	Par (000)	Value

Computers (continued)
2.50%, 02/09/22 (Call 01/09/22)	$4,343	$4,429,382
2.50%, 02/09/25	5,472	5,815,751
2.55%, 08/20/60 (Call 02/20/60)	9,727	8,609,173
2.65%, 05/11/50 (Call 11/11/49)	5,818	5,476,891
2.65%, 02/08/51 (Call 08/08/50)	2,025	1,884,321
2.70%, 05/13/22	6,426	6,613,575
2.75%, 01/13/25 (Call 11/13/24)	7,653	8,192,919
2.80%, 02/08/61 (Call 02/08/60)	1,535	1,433,061
2.85%, 02/23/23 (Call 12/23/22)	6,250	6,539,375
2.85%, 05/11/24 (Call 03/11/24)	7,462	7,988,519
2.90%, 09/12/27 (Call 06/12/27)	6,316	6,886,714
2.95%, 09/11/49 (Call 03/11/49)	5,813	5,786,493
3.00%, 02/09/24 (Call 12/09/23)	5,301	5,678,007
3.00%, 06/20/27 (Call 03/20/27)	4,495	4,950,883
3.00%, 11/13/27 (Call 08/13/27)	6,721	7,388,462
3.20%, 05/13/25	8,587	9,393,491
3.20%, 05/11/27 (Call 02/11/27)	4,375	4,841,025
3.25%, 02/23/26 (Call 11/23/25)	10,833	11,908,934
3.35%, 02/09/27 (Call 11/09/26)	8,140	9,057,866
3.45%, 05/06/24	10,635	11,634,158
3.45%, 02/09/45	7,299	7,997,806
3.75%, 09/12/47 (Call 03/12/47)	3,204	3,650,894
3.75%, 11/13/47 (Call 05/13/47)	5,332	6,068,403
3.85%, 05/04/43	10,818	12,644,403
3.85%, 08/04/46 (Call 02/04/46)	6,144	7,068,549
4.25%, 02/09/47 (Call 08/09/46)	4,961	6,071,470
4.38%, 05/13/45	4,218	5,250,904
4.45%, 05/06/44	2,322	2,934,869
4.50%, 02/23/36 (Call 08/23/35)	3,132	3,948,074
4.65%, 02/23/46 (Call 08/23/45)	10,999	14,105,778
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(c)	6,442	7,053,410
4.90%, 10/01/26 (Call 08/01/26)(c)	7,188	8,304,800
5.30%, 10/01/29 (Call 07/01/29)(c)	7,857	9,281,945
5.45%, 06/15/23 (Call 04/15/23)(c)	12,058	13,225,456
5.85%, 07/15/25 (Call 06/15/25)(c)	4,666	5,495,288
6.02%, 06/15/26 (Call 03/15/26)(c)	6,877	8,218,909
6.10%, 07/15/27 (Call 05/15/27)(c)	4,285	5,249,682
6.20%, 07/15/30 (Call 04/15/30)(c)	3,133	3,980,382
8.10%, 07/15/36 (Call 01/15/36)(c)	6,171	9,081,614
8.35%, 07/15/46 (Call 01/15/46)(c)	6,037	9,228,400
DXC Technology Co.
4.00%, 04/15/23	685	728,943
4.13%, 04/15/25 (Call 03/15/25)	1,774	1,938,414
4.25%, 04/15/24 (Call 02/15/24)	2,423	2,636,830
4.75%, 04/15/27 (Call 01/15/27)	1,360	1,545,817
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	4,425	4,383,538
2.20%, 03/15/31 (Call 12/15/30)	5,165	5,162,263
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	3,400	3,695,936
3.70%, 04/01/22 (Call 03/01/22)	2,364	2,439,577
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	3,101	3,171,579
1.75%, 04/01/26 (Call 03/01/26)	676	687,756
2.25%, 04/01/23 (Call 03/01/23)	3,438	3,553,757
4.40%, 10/15/22 (Call 08/15/22)	4,642	4,902,973
4.45%, 10/02/23 (Call 09/02/23)	2,154	2,354,796
4.65%, 10/01/24 (Call 09/01/24)	4,791	5,393,229
4.90%, 10/15/25 (Call 07/15/25)	3,873	4,450,580

26	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.20%, 10/15/35 (Call 04/15/35)	$5,480	$7,195,185
6.35%, 10/15/45 (Call 04/15/45)	3,433	4,498,432
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	4,365	4,556,100
3.00%, 06/17/27 (Call 04/17/27)	2,551	2,760,922
3.40%, 06/17/30 (Call 03/17/30)	3,388	3,656,973
4.05%, 09/15/22	2,098	2,214,124
6.00%, 09/15/41	5,059	6,496,363
IBM Credit LLC
2.20%, 09/08/22	3,150	3,237,948
3.00%, 02/06/23	3,647	3,832,012
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	9,490	9,602,362
1.88%, 08/01/22	4,711	4,817,139
1.95%, 05/15/30 (Call 02/15/30)	10,580	10,475,258
2.85%, 05/13/22	3,743	3,859,632
2.85%, 05/15/40 (Call 11/15/39)	1,795	1,802,718
2.88%, 11/09/22	5,368	5,600,918
2.95%, 05/15/50 (Call 11/15/49)	3,069	2,974,383
3.00%, 05/15/24	9,699	10,433,020
3.30%, 05/15/26	7,656	8,436,682
3.30%, 01/27/27	2,835	3,130,662
3.38%, 08/01/23	6,667	7,159,025
3.45%, 02/19/26	5,074	5,614,280
3.50%, 05/15/29	8,565	9,492,161
3.63%, 02/12/24	6,803	7,426,495
4.00%, 06/20/42	3,761	4,351,703
4.15%, 05/15/39	8,845	10,422,683
4.25%, 05/15/49	7,260	8,603,753
4.70%, 02/19/46	1,274	1,626,312
5.60%, 11/30/39	2,675	3,662,449
5.88%, 11/29/32	3,331	4,588,985
6.22%, 08/01/27	1,535	1,983,005
6.50%, 01/15/28	1,415	1,839,641
7.00%, 10/30/25	3,197	4,062,268
7.13%, 12/01/96	785	1,292,157
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(c)	3,100	3,035,830
2.95%, 05/15/23 (Call 04/15/23)(c)	1,785	1,872,322
3.63%, 05/15/25 (Call 04/15/25)(c)	620	680,562
4.38%, 05/15/30 (Call 02/15/30)(c)	768	876,925
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,655	4,797,210
2.38%, 06/22/27 (Call 04/22/27)	1,096	1,143,161
2.70%, 06/22/30 (Call 03/22/30)	2,475	2,553,284
3.30%, 09/29/24 (Call 07/29/24)	657	712,195

		640,672,312

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.10%, 05/01/23	754	783,368
2.25%, 11/15/22	4,279	4,423,459
3.25%, 03/15/24	821	892,181
3.70%, 08/01/47 (Call 02/01/47)	1,595	1,911,257
4.00%, 08/15/45	3,148	3,912,271
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	2,991	3,143,661
2.38%, 12/01/29 (Call 09/01/29)	2,694	2,807,875
2.60%, 04/15/30 (Call 01/15/30)	699	740,940
3.13%, 12/01/49 (Call 06/01/49)	3,202	3,374,332
3.15%, 03/15/27 (Call 12/15/26)	1,935	2,139,007

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.15%, 03/15/47 (Call 09/15/46)	$1,140	$1,389,763
4.38%, 06/15/45 (Call 12/15/44)	457	564,048
6.00%, 05/15/37	1,817	2,546,780
Procter & Gamble Co. (The)
0.55%, 10/29/25	7,905	7,823,262
1.20%, 10/29/30	10,225	9,748,413
2.15%, 08/11/22	478	491,360
2.30%, 02/06/22	3,348	3,414,458
2.45%, 11/03/26	7,058	7,563,070
2.70%, 02/02/26	3,049	3,307,464
2.80%, 03/25/27	2,060	2,245,977
2.85%, 08/11/27	4,230	4,655,749
3.00%, 03/25/30	6,245	6,872,123
3.10%, 08/15/23	2,774	2,969,928
3.50%, 10/25/47	150	177,148
3.55%, 03/25/40	100	115,304
3.60%, 03/25/50	455	550,236
Unilever Capital Corp.
0.38%, 09/14/23	400	401,716
1.38%, 09/14/30 (Call 06/14/30)	5,056	4,873,327
2.00%, 07/28/26	4,074	4,260,060
2.13%, 09/06/29 (Call 06/06/29)	1,284	1,321,069
2.20%, 05/05/22 (Call 04/05/22)	3,122	3,188,967
2.60%, 05/05/24 (Call 03/05/24)	2,847	3,026,418
2.90%, 05/05/27 (Call 02/05/27)	4,100	4,469,820
3.00%, 03/07/22	3,446	3,542,936
3.10%, 07/30/25	585	638,539
3.13%, 03/22/23 (Call 02/22/23)	2,527	2,667,880
3.25%, 03/07/24 (Call 02/07/24)	3,238	3,501,670
3.38%, 03/22/25 (Call 01/22/25)	1,414	1,549,390
3.50%, 03/22/28 (Call 12/22/27)	3,384	3,822,566
5.90%, 11/15/32	4,510	6,292,172

		122,119,964

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	1,915	1,988,460
3.75%, 05/15/46 (Call 11/15/45)	2,450	2,718,961
4.20%, 05/15/47 (Call 11/15/46)	2,315	2,745,636
4.60%, 06/15/45 (Call 12/15/44)	2,970	3,715,767

		11,168,824

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	200	195,014
2.88%, 08/14/24 (Call 07/14/24)	2,827	2,941,296
3.15%, 02/15/24 (Call 01/15/24)	300	314,232
3.30%, 01/23/23 (Call 12/23/22)	3,092	3,214,134
3.50%, 05/26/22 (Call 04/26/22)	2,791	2,876,740
3.50%, 01/15/25 (Call 11/15/24)	3,826	4,030,691
3.65%, 07/21/27 (Call 04/21/27)	6,458	6,830,045
3.88%, 01/23/28 (Call 10/23/27)	2,597	2,782,426
4.13%, 07/03/23 (Call 06/03/23)	2,022	2,147,728
4.45%, 10/01/25 (Call 08/01/25)	3,119	3,406,853
4.45%, 04/03/26 (Call 02/03/26)	3,653	4,028,821
4.50%, 09/15/23 (Call 08/15/23)	505	545,551
4.63%, 07/01/22	3,611	3,791,117
4.63%, 10/15/27 (Call 08/15/27)	480	535,248
4.88%, 01/16/24 (Call 12/16/23)	2,028	2,211,351
6.50%, 07/15/25 (Call 06/15/25)	1,765	2,065,385

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	$90	$95,288
3.50%, 08/01/25	2,601	2,846,951
4.25%, 02/15/24	1,301	1,432,687
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	406	401,879
2.25%, 01/15/23	3,733	3,831,813
2.30%, 02/01/25 (Call 01/01/25)	4,183	4,277,661
2.63%, 07/01/22 (Call 06/01/22)	3,541	3,628,002
2.75%, 01/15/23 (Call 12/15/22)	3,441	3,561,229
2.88%, 01/15/26 (Call 12/15/25)	440	458,335
3.00%, 09/15/23 (Call 07/15/23)	1,609	1,687,310
3.00%, 02/01/30 (Call 11/01/29)	2,766	2,756,845
3.13%, 12/01/30 (Call 09/01/30)	193	193,836
3.25%, 03/01/25 (Call 01/01/25)	2,989	3,159,762
3.25%, 10/01/29 (Call 07/01/29)	2,296	2,365,316
3.38%, 07/01/25 (Call 06/01/25)	579	615,500
3.63%, 04/01/27 (Call 01/01/27)	2,493	2,684,936
3.63%, 12/01/27 (Call 09/01/27)	2,324	2,482,520
3.75%, 02/01/22 (Call 12/01/21)	2,503	2,561,846
3.75%, 06/01/26 (Call 04/01/26)	2,987	3,229,066
3.88%, 07/03/23 (Call 06/03/23)	3,644	3,886,144
4.25%, 02/01/24 (Call 01/01/24)	3,095	3,368,381
4.25%, 09/15/24 (Call 06/15/24)	2,925	3,204,776
4.63%, 10/01/28 (Call 07/01/28)	2,230	2,508,705
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	2,658	2,805,546
4.25%, 06/15/26 (Call 04/15/26)	2,827	3,001,087
4.40%, 09/25/23 (Call 08/25/23)	1,320	1,403,200
5.00%, 04/01/23	1,051	1,124,034
5.50%, 02/15/22	1,883	1,965,946
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	2,021	2,053,457
3.05%, 06/05/23 (Call 05/05/23)	967	1,015,389
3.88%, 05/21/24 (Call 04/21/24)	6,292	6,845,885
4.13%, 02/13/22	6,261	6,476,253
4.63%, 05/19/22	2,264	2,372,763
4.63%, 03/30/25	5,727	6,437,091
5.13%, 09/30/24	3,148	3,585,226
5.80%, 05/01/25 (Call 04/01/25)	4,443	5,201,909
8.00%, 11/01/31	9,244	13,123,777
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	8,081	8,321,975
2.50%, 07/30/24 (Call 06/29/24)	5,080	5,386,883
2.65%, 12/02/22	4,986	5,185,889
2.75%, 05/20/22 (Call 04/19/22)	3,879	3,986,565
3.00%, 10/30/24 (Call 09/29/24)	7,048	7,620,861
3.13%, 05/20/26 (Call 04/20/26)	6,734	7,398,848
3.40%, 02/27/23 (Call 01/27/23)	5,931	6,272,210
3.40%, 02/22/24 (Call 01/22/24)	11,268	12,200,765
3.63%, 12/05/24 (Call 11/04/24)	5,168	5,713,586
3.70%, 08/03/23 (Call 07/03/23)	5,647	6,078,995
4.05%, 12/03/42	4,395	5,178,497
4.20%, 11/06/25 (Call 10/06/25)	1,658	1,897,084
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	5,536	5,660,892
3.30%, 05/03/27 (Call 04/03/27)	4,421	4,920,838
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	1,148	1,246,567
3.00%, 03/22/22	1,804	1,856,063

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 04/02/25 (Call 03/02/25)	$562	$604,386
3.70%, 10/15/24	2,379	2,631,031
4.00%, 10/15/23	3,613	3,950,129
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	870	854,035
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	1,838	1,927,970
5.38%, 07/24/23	2,849	3,108,772
BOC Aviation Ltd., 3.00%, 05/23/22 (Call 04/23/22)(f)	1,300	1,325,350
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	335	337,486
3.90%, 01/25/28 (Call 10/25/27)	2,250	2,533,432
4.00%, 04/01/24 (Call 02/01/24)	3,734	4,082,606
4.25%, 06/02/26 (Call 03/02/26)	1,466	1,672,882
4.35%, 04/15/30 (Call 01/15/30)	3,264	3,786,762
4.70%, 09/20/47 (Call 03/20/47)	3,191	3,790,972
4.85%, 03/29/29 (Call 12/29/28)	3,829	4,552,834
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	1,388	1,385,016
Capital One Bank USA N.A.
2.28%, 01/28/26 (Call 01/28/25)(a)	450	465,098
3.38%, 02/15/23	6,321	6,673,901
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	3,286	3,431,898
3.05%, 03/09/22 (Call 02/09/22)	2,347	2,406,919
3.20%, 01/30/23 (Call 12/30/22)	8,956	9,409,442
3.20%, 02/05/25 (Call 01/05/25)	5,850	6,295,185
3.30%, 10/30/24 (Call 09/30/24)	7,858	8,523,101
3.50%, 06/15/23	2,842	3,035,256
3.65%, 05/11/27 (Call 04/11/27)	3,216	3,585,936
3.75%, 04/24/24 (Call 03/24/24)	3,005	3,272,175
3.75%, 07/28/26 (Call 06/28/26)	6,930	7,634,642
3.75%, 03/09/27 (Call 02/09/27)	2,079	2,331,411
3.80%, 01/31/28 (Call 12/31/27)	5,130	5,767,146
3.90%, 01/29/24 (Call 12/29/23)	3,913	4,254,918
4.20%, 10/29/25 (Call 09/29/25)	8,050	9,038,862
4.25%, 04/30/25 (Call 03/31/25)	2,814	3,156,351
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	10,160	9,820,250
3.65%, 01/12/27 (Call 10/12/26)	3,400	3,827,312
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	6,095	6,053,981
1.65%, 03/11/31 (Call 12/11/30)	7,080	6,810,606
2.65%, 01/25/23 (Call 12/25/22)	3,687	3,842,739
3.00%, 03/10/25 (Call 12/10/24)	5,283	5,683,927
3.20%, 03/02/27 (Call 12/02/26)	2,342	2,592,243
3.20%, 01/25/28 (Call 10/25/27)	3,778	4,178,430
3.25%, 05/22/29 (Call 02/22/29)	1,860	2,058,574
3.45%, 02/13/26 (Call 11/13/25)	1,523	1,692,845
3.55%, 02/01/24 (Call 01/01/24)	4,498	4,891,575
3.85%, 05/21/25 (Call 03/21/25)	3,041	3,399,169
4.00%, 02/01/29 (Call 11/01/28)	1,844	2,132,475
4.20%, 03/24/25 (Call 02/22/25)	3,399	3,824,283
4.63%, 03/22/30 (Call 12/22/29)	1,498	1,818,257
CME Group Inc.
3.00%, 09/15/22	1,934	2,013,487
3.00%, 03/15/25 (Call 12/15/24)	6,729	7,260,322
3.75%, 06/15/28 (Call 03/15/28)	3,597	4,112,306
4.15%, 06/15/48 (Call 12/15/47)	761	953,936
5.30%, 09/15/43 (Call 03/15/43)	2,104	2,967,334

28	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Credit Suisse USA Inc., 7.13%, 07/15/32	$3,506	$5,216,507
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,087	2,282,176
3.85%, 11/21/22	3,327	3,517,072
3.95%, 11/06/24 (Call 08/06/24)	5,004	5,512,957
4.10%, 02/09/27 (Call 11/09/26)	1,366	1,542,897
4.50%, 01/30/26 (Call 11/30/25)	3,876	4,415,152
5.20%, 04/27/22	3,084	3,249,117
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	2,790	3,070,032
3.63%, 06/15/23	40	42,797
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	902	859,101
2.80%, 09/15/22	2,952	3,062,493
2.85%, 03/30/25	936	1,004,721
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(c)	190	206,342
4.05%, 05/15/27 (Call 03/15/27)(c)	1,481	1,664,126
4.40%, 05/15/30 (Call 02/15/30)(c)	7,168	8,192,522
4.55%, 05/15/32 (Call 02/15/32)(c)	4,808	5,559,106
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	3,652	3,986,341
4.42%, 11/15/35	41,663	47,671,638
Intercontinental Exchange Inc.
0.70%, 06/15/23	340	342,006
1.85%, 09/15/32 (Call 06/15/32)	3,038	2,882,151
2.10%, 06/15/30 (Call 03/15/30)	6,475	6,445,085
2.35%, 09/15/22 (Call 08/15/22)	3,543	3,644,153
2.65%, 09/15/40 (Call 03/15/40)	1,413	1,348,610
3.00%, 06/15/50 (Call 12/15/49)	4,336	4,191,134
3.00%, 09/15/60 (Call 03/15/60)	1,759	1,667,620
3.10%, 09/15/27 (Call 06/15/27)	3,688	4,072,290
3.45%, 09/21/23 (Call 08/21/23)	2,100	2,254,182
3.75%, 12/01/25 (Call 09/01/25)	6,014	6,685,704
3.75%, 09/21/28 (Call 06/21/28)	1,979	2,224,535
4.00%, 10/15/23	4,675	5,096,685
4.25%, 09/21/48 (Call 03/21/48)	3,625	4,285,076
International Lease Finance Corp., 5.88%, 08/15/22	1,326	1,421,392
Invesco Finance PLC
3.13%, 11/30/22	2,905	3,041,303
3.75%, 01/15/26	595	662,342
4.00%, 01/30/24	1,344	1,475,927
5.38%, 11/30/43	484	616,287
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	500	570,150
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	3,354	3,656,833
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	500	507,810
5.13%, 01/20/23	2,868	3,107,966
6.25%, 01/15/36	2,313	3,062,967
6.45%, 06/08/27	1,105	1,401,781
6.50%, 01/20/43	394	520,269
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	1,782	2,015,478
4.85%, 01/15/27	5,248	6,146,720
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	397	432,801
3.75%, 02/13/25	2,714	2,959,481

Security	Par (000)	Value

Diversified Financial Services (continued)
4.38%, 03/11/29 (Call 12/11/28)	$2,254	$2,579,410
4.50%, 09/19/28 (Call 06/19/28)	240	279,482
Legg Mason Inc.
4.75%, 03/15/26	938	1,093,605
5.63%, 01/15/44	1,580	2,161,124
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	3,328	3,479,191
2.95%, 11/21/26 (Call 08/21/26)	5,436	5,946,386
2.95%, 06/01/29 (Call 03/01/29)	7,479	8,151,960
3.30%, 03/26/27 (Call 01/26/27)	2,465	2,743,372
3.35%, 03/26/30 (Call 12/26/29)	3,300	3,703,755
3.38%, 04/01/24	5,755	6,261,670
3.50%, 02/26/28 (Call 11/26/27)	1,750	1,969,257
3.65%, 06/01/49 (Call 12/01/48)	3,015	3,420,276
3.80%, 11/21/46 (Call 05/21/46)	1,635	1,898,300
3.85%, 03/26/50 (Call 09/26/49)	4,044	4,742,318
3.95%, 02/26/48 (Call 08/26/47)	2,367	2,800,918
Nasdaq Inc.
0.45%, 12/21/22 (Call 12/21/21)	131	131,026
1.65%, 01/15/31 (Call 10/15/30)	9,675	9,090,823
3.25%, 04/28/50 (Call 10/28/49)	3,533	3,502,616
3.85%, 06/30/26 (Call 03/30/26)	2,527	2,840,095
4.25%, 06/01/24 (Call 03/01/24)	4,303	4,742,896
Nomura Holdings Inc.
1.85%, 07/16/25	650	663,695
2.65%, 01/16/25	6,005	6,318,881
2.68%, 07/16/30	250	255,053
3.10%, 01/16/30	3,405	3,575,795
ORIX Corp.
2.90%, 07/18/22	1,315	1,357,698
3.25%, 12/04/24	2,245	2,438,519
3.70%, 07/18/27	2,880	3,241,930
4.05%, 01/16/24	1,422	1,553,478
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	102,769
Raymond James Financial Inc.
3.63%, 09/15/26	1,835	2,076,321
4.65%, 04/01/30 (Call 01/01/30)	765	919,079
4.95%, 07/15/46	3,204	4,058,795
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	587	651,881
4.25%, 07/18/24	3,595	4,002,853
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	4,105	4,228,971
3.70%, 08/04/26 (Call 05/04/26)	3,867	4,223,460
3.95%, 12/01/27 (Call 09/01/27)	2,212	2,434,638
4.25%, 08/15/24 (Call 05/15/24)	4,574	5,021,978
4.38%, 03/19/24 (Call 02/19/24)	4,564	5,007,438
4.50%, 07/23/25 (Call 04/24/25)	1,696	1,892,651
5.15%, 03/19/29 (Call 12/19/28)	3,987	4,718,455
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	597	581,382
1.10%, 02/15/31 (Call 11/15/30)	9,322	8,728,561
1.90%, 04/15/27 (Call 02/15/27)	2,827	2,932,871
2.00%, 08/15/50 (Call 02/15/50)	8,778	7,465,689
2.05%, 04/15/30 (Call 01/15/30)	5,400	5,521,446
2.15%, 09/15/22 (Call 08/15/22)	3,060	3,144,946
2.70%, 04/15/40 (Call 10/15/39)	4,549	4,632,611
2.75%, 09/15/27 (Call 06/15/27)	1,484	1,614,533
2.80%, 12/14/22 (Call 10/14/22)	8,516	8,866,519

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.15%, 12/14/25 (Call 09/14/25)	$15,735	$17,303,937
3.65%, 09/15/47 (Call 03/15/47)	3,777	4,311,597
4.15%, 12/14/35 (Call 06/14/35)	8,157	10,006,600
4.30%, 12/14/45 (Call 06/14/45)	7,683	9,671,745
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	5,100	5,060,475
2.75%, 03/15/31 (Call 12/15/30)	5,100	5,057,925
2.85%, 01/10/25 (Call 12/10/24)	3,554	3,760,025
3.60%, 03/15/22 (Call 02/15/22)	1,481	1,524,245
4.25%, 06/09/23 (Call 05/09/23)	1,467	1,579,886
6.20%, 11/17/36	2,527	3,185,839

		852,280,941

Electric — 2.1%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,793	2,872,489
3.80%, 10/01/47 (Call 04/01/47)	1,156	1,265,751
3.95%, 06/01/28 (Call 03/01/28)	1,090	1,238,850
Series G, 4.15%, 05/01/49 (Call 11/01/48)	2,176	2,527,402
Series H, 3.45%, 01/15/50 (Call 07/15/49)	1,792	1,866,458
Series I, 2.10%, 07/01/30 (Call 04/01/30)	530	534,680
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,445	1,585,483
3.15%, 09/15/49 (Call 03/15/49)	160	162,683
3.75%, 12/01/47 (Call 06/01/47)	1,140	1,283,298
3.80%, 06/15/49 (Call 12/15/48)	1,110	1,251,025
4.00%, 12/01/46 (Call 06/01/46)	1,340	1,557,603
4.25%, 09/15/48 (Call 03/15/48)	914	1,097,220
Series M, 3.65%, 04/01/50 (Call 10/01/49)	112	124,226
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(c)	1,035	1,021,690
2.45%, 01/15/31 (Call 10/15/30)(c)	200	196,058
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	2,004	2,153,017
3.75%, 03/01/45 (Call 09/01/44)	2,583	2,885,908
3.85%, 12/01/42	1,310	1,487,046
4.15%, 08/15/44 (Call 02/15/44)	1,320	1,552,584
4.30%, 01/02/46 (Call 07/02/45)	2,937	3,553,241
6.00%, 03/01/39	399	559,841
6.13%, 05/15/38	1,115	1,578,561
Series 13-A, 3.55%, 12/01/23	251	272,024
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	3,990	4,073,511
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	2,700	2,580,957
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,721	3,319,647
Series B, 3.70%, 12/01/47 (Call 06/01/47)	2,951	3,303,822
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	3,666	3,884,384
3.50%, 01/15/31 (Call 10/15/30)	3,524	3,902,125
3.65%, 02/15/26 (Call 11/15/25)	1,818	2,016,417
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	482	465,183
2.70%, 09/01/22 (Call 06/01/22)	1,460	1,503,274
3.25%, 03/01/25 (Call 12/01/24)	430	465,673
3.25%, 03/15/50 (Call 09/15/49)	2,757	2,929,037
3.70%, 12/01/47 (Call 06/01/47)	2,226	2,498,173
3.80%, 05/15/28 (Call 02/15/28)	1,587	1,799,436
4.15%, 03/15/46 (Call 09/15/45)	2,516	2,999,122
4.50%, 03/15/49 (Call 09/15/48)	1,574	1,987,222
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,423	1,435,110
3.20%, 11/13/27 (Call 08/13/27)	1,636	1,796,704

Security	Par (000)	Value

Electric (continued)
3.25%, 03/01/50 (Call 09/01/49)	$4,525	$4,433,414
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,626	1,688,536
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,480	2,862,763
Series N, 1.00%, 11/01/25 (Call 10/01/25)	427	423,405
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	190	205,941
4.40%, 05/15/44 (Call 11/15/43)	864	1,009,480
4.45%, 06/01/45 (Call 12/01/44)	1,098	1,292,050
7.00%, 04/01/38	2,265	3,345,314
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,709	1,869,749
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,035	2,455,879
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	460	496,464
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	1,245	1,324,356
2.65%, 09/15/50 (Call 03/15/50)	426	401,910
2.95%, 09/15/27 (Call 06/15/27)	625	686,087
3.15%, 05/15/25 (Call 02/15/25)	1,625	1,756,787
3.35%, 05/15/50 (Call 11/15/49)	1,372	1,445,457
3.50%, 12/01/49 (Call 06/01/49)	1,788	1,934,080
3.75%, 05/15/46 (Call 11/15/45)	2,086	2,323,825
4.20%, 08/15/48 (Call 02/15/48)	903	1,074,191
4.25%, 03/01/49 (Call 09/01/48)	1,050	1,258,519
4.35%, 11/15/45 (Call 05/15/45)	1,117	1,339,573
4.50%, 04/01/42 (Call 10/01/41)	1,510	1,825,197
5.05%, 09/01/41 (Call 03/01/41)	2,640	3,398,736
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,177	1,348,065
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	5,952	6,450,540
3.20%, 04/15/25 (Call 03/15/25)	3,455	3,735,097
3.80%, 06/01/29 (Call 03/01/29)	3,244	3,664,974
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	2,455	2,976,908
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	241	255,947
2.90%, 06/15/50 (Call 12/15/49)	2,565	2,496,797
3.20%, 09/15/49 (Call 03/15/49)	1,700	1,742,976
3.35%, 07/01/23 (Call 04/01/23)	2,562	2,718,461
3.50%, 08/15/46 (Call 02/15/46)	2,805	3,026,819
3.75%, 08/15/47 (Call 02/15/47)	1,924	2,153,995
4.25%, 09/15/48 (Call 03/15/48)	554	669,315
6.35%, 10/01/36	330	478,566
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(c)	5,682	5,462,163
2.80%, 01/15/23 (Call 12/15/22)	1,620	1,691,102
2.85%, 05/15/51 (Call 11/15/50)(c)	6,515	6,136,218
3.25%, 04/15/28 (Call 01/15/28)	2,012	2,227,686
3.50%, 02/01/25 (Call 11/01/24)	1,979	2,153,172
3.70%, 07/15/30 (Call 04/15/30)(c)	5,714	6,489,504
3.75%, 11/15/23 (Call 08/15/23)	3,532	3,820,635
3.80%, 07/15/48 (Call 01/15/48)	1,696	1,878,540
4.05%, 04/15/25 (Call 03/15/25)(c)	2,479	2,767,233
4.25%, 10/15/50 (Call 04/15/50)(c)	3,391	4,050,990
4.45%, 01/15/49 (Call 07/15/48)	3,384	4,084,127
4.50%, 02/01/45 (Call 08/01/44)	1,804	2,161,625
5.15%, 11/15/43 (Call 05/15/43)	2,763	3,591,265
5.95%, 05/15/37	1,908	2,616,688
6.13%, 04/01/36	2,483	3,473,469
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,660	1,693,814
3.05%, 10/15/29 (Call 07/15/29)	2,203	2,354,610

30	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.15%, 01/15/27 (Call 07/15/26)	$919	$993,025
3.88%, 10/15/49 (Call 04/15/49)	1,239	1,314,653
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,341,311
4.20%, 09/15/46 (Call 03/15/46)	525	580,382
4.25%, 11/30/23 (Call 08/30/23)	2,103	2,294,541
4.35%, 05/01/33 (Call 02/01/33)	45	52,326
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	126	128,792
3.55%, 08/01/42 (Call 02/01/42)	1,462	1,615,744
3.95%, 03/01/48 (Call 09/01/47)	2,453	2,865,791
4.50%, 04/01/44 (Call 10/01/43)	2,933	3,654,166
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	449	488,337
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,462	1,783,377
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,161	2,150,368
Series K2, 6.95%, 03/15/33	125	177,276
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	930	989,306
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	2,668	2,746,919
2.50%, 09/01/24 (Call 08/01/24)	1,316	1,391,223
2.95%, 03/01/30 (Call 12/01/29)	2,429	2,574,643
3.70%, 09/01/49 (Call 03/01/49)	1,175	1,245,453
4.25%, 11/01/28 (Call 08/01/28)	1,835	2,113,223
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	2,379	2,616,971
4.97%, 05/01/46 (Call 11/01/45)	1,780	2,045,950
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,400	3,901,432
5.95%, 12/15/36	694	879,964
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	539	583,996
3.45%, 08/15/27 (Call 05/15/27)	1,883	2,108,640
4.75%, 06/01/50 (Call 03/01/30)(a)	738	805,387
4.88%, 03/01/44 (Call 09/01/43)	2,260	2,788,591
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	948	977,227
2.55%, 06/15/26 (Call 03/15/26)	690	741,115
3.00%, 03/01/50 (Call 09/01/49)	765	763,416
3.65%, 06/15/46 (Call 12/15/45)	2,134	2,360,119
3.70%, 08/15/28 (Call 05/15/28)	3,889	4,454,772
3.70%, 03/01/45 (Call 09/01/44)	1,525	1,690,081
3.80%, 10/01/42 (Call 04/01/42)	744	839,306
4.00%, 03/01/48 (Call 09/01/47)	2,600	3,034,096
4.00%, 03/01/49 (Call 09/01/48)	3,129	3,686,650
4.35%, 11/15/45 (Call 05/15/45)	2,606	3,154,485
4.60%, 08/15/43 (Call 02/15/43)	995	1,234,477
4.70%, 01/15/44 (Call 07/15/43)	1,175	1,478,878
5.90%, 03/15/36	844	1,165,724
6.45%, 01/15/38	1,830	2,670,080
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,050	2,242,823
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,760	3,108,284
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	2,383	2,450,487
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,930	1,998,940
4.00%, 04/01/48 (Call 10/01/47)	2,931	3,529,774
4.30%, 04/15/44 (Call 10/15/43)	2,180	2,674,250
Series A, 0.75%, 12/01/25 (Call 11/01/25)	550	543,235
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,290	2,535,144
Series A, 4.15%, 06/01/45 (Call 12/01/44)	235	283,610
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	1,858	2,007,346

Security	Par (000)	Value

Electric (continued)
3.80%, 05/15/28 (Call 02/15/28)	$2,314	$2,609,544
3.85%, 06/15/46 (Call 12/15/45)	2,469	2,740,269
3.95%, 03/01/43 (Call 09/01/42)	3,936	4,439,729
4.45%, 03/15/44 (Call 09/15/43)	4,163	4,936,735
4.50%, 12/01/45 (Call 06/01/45)	2,862	3,447,680
4.50%, 05/15/58 (Call 11/15/57)	2,764	3,364,230
4.63%, 12/01/54 (Call 06/01/54)	1,732	2,146,762
5.70%, 06/15/40	1,447	1,944,508
Series 05-A, 5.30%, 03/01/35	800	1,023,848
Series 06-A, 5.85%, 03/15/36	1,428	1,940,995
Series 06-B, 6.20%, 06/15/36	616	857,454
Series 07-A, 6.30%, 08/15/37	833	1,167,258
Series 08-B, 6.75%, 04/01/38	1,538	2,263,367
Series 09-C, 5.50%, 12/01/39	2,145	2,844,742
Series 12-A, 4.20%, 03/15/42	50	58,025
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	3,977	4,384,642
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	3,889	4,293,923
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,189	4,744,545
Series A, 4.13%, 05/15/49 (Call 11/15/48)	1,772	2,046,394
Series B, 3.13%, 11/15/27 (Call 08/15/27)	464	509,407
Series C, 3.00%, 12/01/60 (Call 06/01/60)	945	874,597
Series C, 4.00%, 11/15/57 (Call 05/15/57)	621	697,762
Series C, 4.30%, 12/01/56 (Call 06/01/56)	3,084	3,643,499
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,732	1,981,668
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,404	2,995,961
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,680	1,491,588
3.10%, 08/15/50 (Call 02/15/50)	2,957	3,033,202
3.25%, 08/15/46 (Call 02/15/46)	1,288	1,359,484
3.38%, 08/15/23 (Call 05/15/23)	2,020	2,153,744
3.50%, 08/01/51 (Call 02/01/51)	2,469	2,749,750
3.75%, 02/15/50 (Call 08/15/49)	1,711	1,977,454
3.80%, 11/15/28 (Call 08/15/28)	641	734,131
3.95%, 05/15/43 (Call 11/15/42)	941	1,090,224
3.95%, 07/15/47 (Call 01/15/47)	2,138	2,531,755
4.05%, 05/15/48 (Call 11/15/47)	2,332	2,801,105
4.35%, 04/15/49 (Call 10/15/48)	2,579	3,235,123
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,550	2,780,520
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	1,175	1,264,547
4.15%, 05/15/45 (Call 11/15/44)	2,166	2,506,387
Dominion Energy Inc.
3.07%, 08/15/24(e)	5,987	6,445,724
3.90%, 10/01/25 (Call 07/01/25)	738	824,339
4.25%, 06/01/28 (Call 03/01/28)	3,376	3,938,003
4.70%, 12/01/44 (Call 06/01/44)	2,785	3,410,121
5.75%, 10/01/54 (Call 10/01/24)(a)	1,194	1,306,379
7.00%, 06/15/38	3,015	4,456,894
Series A, 3.30%, 03/15/25 (Call 02/15/25)	585	634,298
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,045	1,293,835
Series B, 2.75%, 09/15/22 (Call 06/15/22)	1,129	1,161,685
Series B, 3.60%, 03/15/27 (Call 01/15/27)	680	761,369
Series B, 5.95%, 06/15/35	1,912	2,629,440
Series C, 3.38%, 04/01/30 (Call 01/01/30)	3,444	3,764,671
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,295	1,452,511
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,360	1,685,271
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,283	1,384,806
Series E, 6.30%, 03/15/33	705	963,241
Series F, 5.25%, 08/01/33	1,985	2,523,709

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	$1,480	$1,850,133
5.10%, 06/01/65 (Call 12/01/64)	2,445	3,453,954
5.30%, 05/15/33	100	130,930
5.45%, 02/01/41 (Call 08/01/40)	1,620	2,191,261
6.05%, 01/15/38	1,705	2,395,968
6.63%, 02/01/32	315	445,098
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,622	2,704,409
2.95%, 03/01/50 (Call 09/01/49)	685	691,816
3.38%, 03/01/25 (Call 12/01/24)	1,107	1,203,962
3.65%, 03/15/24 (Call 12/15/23)	1,385	1,497,033
3.70%, 03/15/45 (Call 09/15/44)	2,240	2,522,643
3.70%, 06/01/46 (Call 12/01/45)	860	965,617
3.75%, 08/15/47 (Call 02/15/47)	2,597	2,949,725
3.95%, 03/01/49 (Call 09/01/48)	1,639	1,949,935
4.30%, 07/01/44 (Call 01/01/44)	2,476	3,011,534
Series A, 4.00%, 04/01/43 (Call 10/01/42)	217	251,479
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,341	1,608,476
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,567	2,714,988
DTE Energy Co.
2.25%, 11/01/22	1,695	1,746,664
2.85%, 10/01/26 (Call 07/01/26)	3,539	3,807,292
2.95%, 03/01/30 (Call 12/01/29)	2,307	2,450,057
3.80%, 03/15/27 (Call 12/15/26)	2,004	2,252,897
6.38%, 04/15/33	288	394,923
Series B, 2.60%, 06/15/22	419	430,476
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,342	2,416,476
Series C, 2.53%, 10/01/24	1,344	1,425,057
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,991	3,289,053
Series C, 3.50%, 06/01/24 (Call 03/01/24)	3,415	3,691,717
Series D, 3.70%, 08/01/23 (Call 07/01/23)	2,163	2,323,538
Series F, 1.05%, 06/01/25 (Call 05/01/25)	6,580	6,555,851
Series F, 3.85%, 12/01/23 (Call 09/01/23)	3,976	4,299,885
Series H, 0.55%, 11/01/22	2,129	2,134,940
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,258	2,367,152
2.45%, 02/01/30 (Call 11/01/29)	3,110	3,230,544
2.50%, 03/15/23 (Call 01/15/23)	3,674	3,819,968
2.95%, 12/01/26 (Call 09/01/26)	3,375	3,691,001
3.05%, 03/15/23 (Call 02/15/23)	2,761	2,907,057
3.20%, 08/15/49 (Call 02/15/49)	1,185	1,225,314
3.35%, 05/15/22	1,214	1,258,372
3.70%, 12/01/47 (Call 06/01/47)	2,907	3,221,014
3.75%, 06/01/45 (Call 12/01/44)	1,983	2,200,654
3.88%, 03/15/46 (Call 09/15/45)	3,745	4,233,086
3.95%, 11/15/28 (Call 08/15/28)	1,808	2,096,647
3.95%, 03/15/48 (Call 09/15/47)	1,120	1,287,429
4.00%, 09/30/42 (Call 03/30/42)	562	650,161
4.25%, 12/15/41 (Call 06/15/41)	864	1,027,659
5.30%, 02/15/40	1,025	1,366,181
6.00%, 01/15/38	771	1,081,736
6.05%, 04/15/38	1,420	2,005,693
6.10%, 06/01/37	3,245	4,508,506
6.45%, 10/15/32	750	1,040,527
Series A, 6.00%, 12/01/28	1,543	1,993,325
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,585	2,560,417
2.40%, 08/15/22 (Call 07/15/22)	1,130	1,160,951
2.45%, 06/01/30 (Call 03/01/30)	5,890	5,987,303

Security	Par (000)	Value

Electric (continued)
2.65%, 09/01/26 (Call 06/01/26)	$1,379	$1,466,029
3.05%, 08/15/22 (Call 05/15/22)	3,985	4,111,524
3.15%, 08/15/27 (Call 05/15/27)	3,723	4,068,867
3.40%, 06/15/29 (Call 03/15/29)	2,017	2,214,646
3.75%, 04/15/24 (Call 01/15/24)	6,573	7,149,058
3.75%, 09/01/46 (Call 03/01/46)	3,077	3,262,666
3.95%, 10/15/23 (Call 07/15/23)	1,919	2,074,938
3.95%, 08/15/47 (Call 02/15/47)	1,755	1,918,741
4.20%, 06/15/49 (Call 12/15/48)	3,465	3,937,141
4.80%, 12/15/45 (Call 06/15/45)	2,349	2,844,522
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,560	2,519,424
2.50%, 12/01/29 (Call 09/01/29)	2,483	2,620,931
3.20%, 01/15/27 (Call 10/15/26)	3,014	3,321,910
3.40%, 10/01/46 (Call 04/01/46)	3,923	4,153,555
3.80%, 07/15/28 (Call 04/15/28)	2,210	2,516,041
3.85%, 11/15/42 (Call 05/15/42)	1,186	1,338,377
4.20%, 07/15/48 (Call 01/15/48)	1,305	1,563,090
5.65%, 04/01/40	1,411	1,959,258
6.35%, 09/15/37	821	1,177,987
6.40%, 06/15/38	2,979	4,366,142
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	775	824,515
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,410	1,316,503
3.75%, 05/15/46 (Call 11/15/45)	964	1,057,219
6.12%, 10/15/35	445	605,547
6.35%, 08/15/38	538	777,986
6.45%, 04/01/39	1,800	2,660,598
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	459	582,136
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,200	2,250,468
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	3,990	4,035,047
3.65%, 02/01/29 (Call 11/01/28)	1,835	2,060,008
3.70%, 06/15/46 (Call 12/15/45)	1,402	1,525,979
3.80%, 09/01/23 (Call 06/01/23)	1,341	1,440,395
4.30%, 02/01/49 (Call 08/01/48)	947	1,126,106
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	1,165	1,053,393
2.80%, 05/15/22 (Call 02/15/22)	1,460	1,494,427
3.25%, 08/15/25 (Call 05/15/25)	1,662	1,818,294
3.38%, 09/01/23 (Call 08/01/23)	913	977,677
3.45%, 03/15/29 (Call 12/15/28)	2,710	3,021,243
3.60%, 09/15/47 (Call 03/15/47)	3,426	3,744,995
3.70%, 09/01/28 (Call 06/01/28)	1,938	2,195,870
3.70%, 10/15/46 (Call 04/15/46)	2,149	2,385,003
4.10%, 05/15/42 (Call 11/15/41)	3,370	3,916,344
4.10%, 03/15/43 (Call 09/15/42)	1,304	1,525,902
4.15%, 12/01/44 (Call 06/01/44)	2,344	2,768,545
4.20%, 08/15/45 (Call 02/15/45)	4,001	4,740,945
4.38%, 03/30/44 (Call 09/30/43)	2,427	2,936,621
6.30%, 04/01/38	1,370	1,972,074
Edison International
2.40%, 09/15/22 (Call 08/15/22)	2,075	2,123,368
2.95%, 03/15/23 (Call 01/15/23)	2,816	2,924,641
3.13%, 11/15/22 (Call 10/15/22)	2,535	2,631,888
3.55%, 11/15/24 (Call 10/15/24)	4,183	4,510,027
4.13%, 03/15/28 (Call 12/15/27)	3,735	4,062,074
4.95%, 04/15/25 (Call 03/15/25)	800	899,440
5.75%, 06/15/27 (Call 04/15/27)	2,633	3,107,309

32	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	$2,202	$2,537,188
6.00%, 05/15/35	274	370,037
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	7,701	8,459,626
4.75%, 06/15/46 (Call 12/15/45)	2,121	2,494,360
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,846	2,049,097
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,996	2,341,747
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	158	170,766
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	515	476,833
3.50%, 04/01/26 (Call 01/01/26)	2,687	2,974,482
3.70%, 06/01/24 (Call 03/01/24)	295	321,877
4.00%, 06/01/28 (Call 03/01/28)	100	114,273
4.20%, 04/01/49 (Call 10/01/48)	1,544	1,850,036
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,538	1,516,699
2.80%, 06/15/30 (Call 03/15/30)	2,252	2,353,160
2.95%, 09/01/26 (Call 06/01/26)	2,897	3,112,160
3.75%, 06/15/50 (Call 12/15/49)	2,045	2,157,475
4.00%, 07/15/22 (Call 05/15/22)	1,355	1,412,140
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	97	113,345
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	2,705	2,616,438
2.40%, 10/01/26 (Call 07/01/26)	3,991	4,244,269
2.90%, 03/15/51 (Call 09/15/50)	2,510	2,462,762
3.05%, 06/01/31 (Call 03/01/31)	2,629	2,868,817
3.12%, 09/01/27 (Call 06/01/27)	1,410	1,555,286
3.25%, 04/01/28 (Call 01/01/28)	1,684	1,844,687
4.00%, 03/15/33 (Call 12/15/32)	2,332	2,769,297
4.05%, 09/01/23 (Call 06/01/23)	1,032	1,114,539
4.20%, 09/01/48 (Call 03/01/48)	2,776	3,326,953
4.20%, 04/01/50 (Call 10/01/49)	3,210	3,833,382
4.95%, 01/15/45 (Call 01/15/25)	610	667,926
5.40%, 11/01/24	146	170,614
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,363	3,607,961
3.85%, 06/01/49 (Call 12/01/48)	3,599	4,018,751
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	1,515	1,599,598
4.00%, 03/30/29 (Call 12/30/28)	355	403,862
4.50%, 03/30/39 (Call 09/30/38)	160	190,144
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	2,636	2,779,609
2.90%, 09/15/29 (Call 06/15/29)	2,030	2,146,380
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,331,450
3.10%, 04/01/27 (Call 01/01/27)	1,710	1,848,510
3.25%, 09/01/49 (Call 03/01/49)	1,928	1,972,518
3.45%, 04/15/50 (Call 10/15/49)	1,410	1,502,200
4.10%, 04/01/43 (Call 10/01/42)	1,200	1,385,916
4.13%, 03/01/42 (Call 09/01/41)	832	961,093
4.25%, 12/01/45 (Call 06/01/45)	1,514	1,778,178
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	401	420,629
3.65%, 08/15/25 (Call 05/15/25)	1,350	1,495,219
4.20%, 06/15/47 (Call 12/15/46)	2,250	2,640,555
4.20%, 03/15/48 (Call 09/15/47)	1,869	2,203,252
5.30%, 10/01/41 (Call 04/01/41)	1,781	2,292,005

Security	Par (000)	Value

Electric (continued)
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	$2,468	$2,901,702
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	897	921,703
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,458	1,524,208
3.45%, 01/15/50 (Call 07/15/49)	3,855	4,090,309
Series H, 3.15%, 01/15/25 (Call 10/15/24)	831	894,065
Series K, 2.75%, 03/15/22 (Call 02/15/22)	2,676	2,737,361
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,366	2,540,067
Series M, 3.30%, 01/15/28 (Call 10/15/27)	546	601,233
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,617	1,758,956
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,792	2,094,812
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	6,596	6,502,667
Series R, 1.65%, 08/15/30 (Call 05/15/30)	6,127	5,881,246
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	4,087	4,508,901
3.50%, 06/01/22 (Call 05/01/22)	4,030	4,171,171
3.95%, 06/15/25 (Call 03/15/25)	5,618	6,238,340
4.05%, 04/15/30 (Call 01/15/30)	4,665	5,342,638
4.45%, 04/15/46 (Call 10/15/45)	1,758	2,082,246
4.70%, 04/15/50 (Call 10/15/49)	2,907	3,622,965
4.95%, 06/15/35 (Call 12/15/34)	2,779	3,392,798
5.10%, 06/15/45 (Call 12/15/44)	1,940	2,464,052
5.63%, 06/15/35	3,084	4,031,929
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	1,636	1,755,984
3.40%, 03/15/22 (Call 02/15/22)	2,757	2,832,569
4.25%, 06/15/22 (Call 03/15/22)	4,600	4,765,876
5.60%, 06/15/42 (Call 12/15/41)	1,658	1,862,448
5.75%, 10/01/41 (Call 04/01/41)	2,291	2,611,144
6.25%, 10/01/39	3,827	4,556,694
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	1,173	1,222,606
2.85%, 04/01/25 (Call 03/01/25)	4,155	4,463,384
3.13%, 12/01/25 (Call 06/01/25)	1,379	1,501,359
3.15%, 10/01/49 (Call 04/01/49)	2,904	3,055,473
3.25%, 06/01/24 (Call 12/01/23)	2,366	2,542,030
3.70%, 12/01/47 (Call 06/01/47)	3,310	3,789,156
3.80%, 12/15/42 (Call 06/15/42)	1,058	1,212,807
3.95%, 03/01/48 (Call 09/01/47)	3,612	4,280,256
3.99%, 03/01/49 (Call 09/01/48)	3,235	3,898,175
4.05%, 06/01/42 (Call 12/01/41)	2,085	2,465,367
4.05%, 10/01/44 (Call 04/01/44)	2,288	2,724,939
4.13%, 02/01/42 (Call 08/01/41)	1,446	1,730,023
4.13%, 06/01/48 (Call 12/01/47)	3,246	3,955,251
4.95%, 06/01/35	224	293,406
5.25%, 02/01/41 (Call 08/01/40)	2,195	2,957,214
5.63%, 04/01/34	260	356,624
5.65%, 02/01/37	2,632	3,548,884
5.69%, 03/01/40	959	1,348,450
5.95%, 02/01/38	1,579	2,248,085
5.96%, 04/01/39	385	552,186
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,537	7,091,795
Georgia Power Co.
2.85%, 05/15/22	712	732,798
3.25%, 04/01/26 (Call 01/01/26)	250	273,743
3.25%, 03/30/27 (Call 12/30/26)	580	636,625
4.30%, 03/15/42	3,868	4,540,065
4.30%, 03/15/43	1,362	1,604,204
Series 10-C, 4.75%, 09/01/40	1,899	2,331,725
Series A, 2.10%, 07/30/23	914	949,381

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 2.20%, 09/15/24 (Call 08/15/24)	$1,672	$1,752,942
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,142	1,198,826
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,043	2,205,051
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,126	1,250,536
Iberdrola International BV, 6.75%, 07/15/36	1,190	1,780,085
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	36	42,911
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	1,542	1,752,375
4.25%, 08/15/48 (Call 02/15/48)	1,460	1,737,415
6.05%, 03/15/37	215	295,322
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,998	2,453,444
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,863	2,057,031
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	552	564,790
3.25%, 12/01/24 (Call 09/01/24)	2,785	3,026,877
3.50%, 09/30/49 (Call 03/30/49)	774	820,068
3.60%, 04/01/29 (Call 01/01/29)	292	328,398
3.70%, 09/15/46 (Call 03/15/46)	2,193	2,379,054
4.10%, 09/26/28 (Call 06/26/28)	2,182	2,528,676
6.25%, 07/15/39	500	705,360
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	873	947,659
4.25%, 05/01/30 (Call 02/01/30)(c)	1,275	1,434,936
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	1,840	1,907,786
3.25%, 06/30/26 (Call 03/30/26)	1,560	1,704,846
3.35%, 11/15/27 (Call 08/15/27)	1,420	1,566,104
3.65%, 06/15/24 (Call 03/15/24)	1,137	1,234,555
5.30%, 07/01/43 (Call 01/01/43)	2,226	2,814,087
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	1,655	1,686,544
4.38%, 10/01/45 (Call 04/01/45)	1,706	2,050,493
5.13%, 11/01/40 (Call 05/01/40)	3,224	4,148,998
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	525	615,961
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,283,566
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	1,886	2,084,332
3.15%, 04/15/50 (Call 10/15/49)	1,315	1,367,258
3.50%, 10/15/24 (Call 07/15/24)	4,651	5,107,449
3.65%, 04/15/29 (Call 01/15/29)	4,252	4,878,532
3.65%, 08/01/48 (Call 02/01/48)	4,038	4,532,413
3.95%, 08/01/47 (Call 02/01/47)	2,708	3,161,238
4.25%, 05/01/46 (Call 11/01/45)	2,300	2,757,217
4.25%, 07/15/49 (Call 01/15/49)	3,764	4,621,289
4.40%, 10/15/44 (Call 04/15/44)	1,096	1,334,128
4.80%, 09/15/43 (Call 03/15/43)	582	744,652
5.80%, 10/15/36	1,039	1,449,291
6.75%, 12/30/31	945	1,351,227
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,590	4,067,039
Series 12-A, 4.25%, 03/15/42	2,353	2,693,832
National Grid USA, 5.80%, 04/01/35	1,100	1,419,968
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	150	149,741
1.35%, 03/15/31 (Call 12/15/30)	759	715,919
1.65%, 06/15/31 (Call 03/15/31)	150	145,346
2.30%, 09/15/22 (Call 08/15/22)	3,293	3,387,838

Security	Par (000)	Value

Electric (continued)
2.40%, 04/25/22 (Call 03/25/22)	$1,825	$1,865,460
2.40%, 03/15/30 (Call 12/15/29)	2,070	2,151,330
2.70%, 02/15/23 (Call 12/15/22)	501	521,761
2.85%, 01/27/25 (Call 10/27/24)	1,612	1,725,727
2.95%, 02/07/24 (Call 12/07/23)	3,492	3,724,812
3.05%, 02/15/22 (Call 11/15/21)	1,850	1,886,112
3.05%, 04/25/27 (Call 01/25/27)	1,541	1,696,394
3.25%, 11/01/25 (Call 08/01/25)	1,801	1,966,854
3.40%, 11/15/23 (Call 08/15/23)	474	509,100
3.40%, 02/07/28 (Call 11/07/27)	1,927	2,143,787
3.70%, 03/15/29 (Call 12/15/28)	2,280	2,576,970
3.90%, 11/01/28 (Call 08/01/28)	850	972,204
4.02%, 11/01/32 (Call 05/01/32)	2,144	2,558,199
4.30%, 03/15/49 (Call 09/15/48)	2,248	2,771,200
4.40%, 11/01/48 (Call 05/01/48)	1,423	1,785,282
4.75%, 04/30/43 (Call 04/30/23)(a)	1,892	1,961,815
5.25%, 04/20/46 (Call 04/20/26)(a)	514	557,854
Series C, 8.00%, 03/01/32	1,033	1,590,510
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,709	3,084,359
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,835	1,897,665
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,200	1,211,760
Series N, 6.65%, 04/01/36	625	911,062
Series R, 6.75%, 07/01/37	1,420	2,037,402
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	240	245,806
2.25%, 06/01/30 (Call 03/01/30)	7,615	7,686,809
2.75%, 05/01/25 (Call 04/01/25)	4,137	4,409,339
2.75%, 11/01/29 (Call 08/01/29)	4,877	5,132,555
2.80%, 01/15/23 (Call 12/15/22)	2,442	2,549,375
2.90%, 04/01/22	2,436	2,503,794
3.15%, 04/01/24 (Call 03/01/24)	4,915	5,278,071
3.25%, 04/01/26 (Call 02/01/26)	4,063	4,456,745
3.50%, 04/01/29 (Call 01/01/29)	4,049	4,477,101
3.55%, 05/01/27 (Call 02/01/27)	4,730	5,308,857
4.80%, 12/01/77 (Call 12/01/27)(a)	2,750	2,970,165
5.65%, 05/01/79 (Call 05/01/29)(a)	105	120,505
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	3,161	3,216,981
2.60%, 05/15/23 (Call 11/15/22)	1,432	1,487,261
2.60%, 06/01/51 (Call 12/01/50)	1,270	1,197,978
2.90%, 03/01/50 (Call 09/01/49)	2,464	2,463,384
3.40%, 08/15/42 (Call 02/15/42)	850	925,369
3.60%, 05/15/46 (Call 11/15/45)	776	864,084
3.60%, 09/15/47 (Call 03/15/47)	1,668	1,871,429
4.00%, 08/15/45 (Call 02/15/45)	1,837	2,188,014
4.13%, 05/15/44 (Call 11/15/43)	1,185	1,421,704
5.35%, 11/01/39	790	1,068,665
6.20%, 07/01/37	963	1,386,364
6.25%, 06/01/36	1,005	1,442,798
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	285	326,465
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,545	1,587,101
3.20%, 05/15/27 (Call 02/15/27)	2,281	2,525,637
3.25%, 05/15/29 (Call 02/15/29)	1,947	2,161,657
3.95%, 04/01/30 (Call 01/01/30)	2,931	3,429,827
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,662,079
5.50%, 03/15/40	100	136,785
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(c)	1,460	1,485,652

34	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.05%, 10/01/48 (Call 04/01/48)	$1,530	$1,849,250
5.25%, 09/01/50	817	977,157
5.38%, 11/01/40	2,390	2,879,950
5.95%, 11/01/39	2,071	2,650,093
Ohio Edison Co., 6.88%, 07/15/36	1,065	1,431,946
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	1,882	2,188,578
4.15%, 04/01/48 (Call 10/01/47)	1,102	1,306,851
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,828	1,930,551
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,975	2,892,890
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	670	740,089
3.30%, 03/15/30 (Call 09/15/29)	845	933,345
3.80%, 08/15/28 (Call 02/15/28)	1,167	1,316,411
3.85%, 08/15/47 (Call 02/15/47)	1,140	1,276,629
4.15%, 04/01/47 (Call 10/01/46)	2,335	2,725,342
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(c)	5,305	5,209,298
2.75%, 06/01/24 (Call 05/01/24)	3,995	4,269,856
2.75%, 05/15/30 (Call 02/15/30)	484	521,597
2.95%, 04/01/25 (Call 01/01/25)	871	940,445
3.10%, 09/15/49 (Call 03/15/49)	4,145	4,265,951
3.70%, 11/15/28 (Call 08/15/28)	2,938	3,345,412
3.70%, 05/15/50 (Call 11/15/49)	2,215	2,518,278
3.75%, 04/01/45 (Call 10/01/44)	2,426	2,748,294
3.80%, 09/30/47 (Call 03/30/47)	1,380	1,572,814
3.80%, 06/01/49 (Call 12/01/48)	2,458	2,828,076
4.10%, 06/01/22 (Call 03/01/22)	1,485	1,538,534
4.10%, 11/15/48 (Call 05/15/48)	1,050	1,254,676
4.55%, 12/01/41 (Call 06/01/41)	1,061	1,318,865
5.25%, 09/30/40	912	1,226,868
5.30%, 06/01/42 (Call 12/01/41)	1,993	2,702,966
5.75%, 03/15/29 (Call 12/15/28)	529	670,407
7.00%, 09/01/22	489	536,668
7.00%, 05/01/32	597	872,289
7.25%, 01/15/33	732	1,097,685
7.50%, 09/01/38	1,374	2,177,185
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	9,386	9,411,999
2.10%, 08/01/27 (Call 06/01/27)	6,380	6,373,365
2.50%, 02/01/31 (Call 11/01/30)	10,573	10,295,036
2.95%, 03/01/26 (Call 12/01/25)	1,250	1,310,862
3.15%, 01/01/26	1,398	1,485,389
3.25%, 06/15/23 (Call 03/15/23)	10,320	10,788,425
3.30%, 03/15/27 (Call 12/15/26)	240	255,583
3.30%, 12/01/27 (Call 09/01/27)	867	918,673
3.30%, 08/01/40 (Call 02/01/40)	8,662	8,248,476
3.40%, 08/15/24 (Call 05/15/24)	100	106,888
3.45%, 07/01/25	925	994,588
3.50%, 06/15/25 (Call 03/15/25)	350	375,025
3.50%, 08/01/50 (Call 02/01/50)	8,072	7,389,674
3.75%, 02/15/24 (Call 11/15/23)	19	20,303
3.75%, 07/01/28	10,714	11,582,691
3.75%, 08/15/42 (Call 02/15/42)	200	192,054
3.85%, 11/15/23 (Call 08/15/23)	1,450	1,548,759
3.95%, 12/01/47 (Call 06/01/47)	1,145	1,113,570
4.00%, 12/01/46 (Call 06/01/46)	1,129	1,100,290
4.25%, 08/01/23 (Call 07/01/23)	13,027	14,000,768
4.25%, 03/15/46 (Call 09/15/45)	638	642,262
4.30%, 03/15/45 (Call 09/15/44)	643	655,088

Security	Par (000)	Value

Electric (continued)
4.45%, 04/15/42 (Call 10/15/41)	$346	$360,055
4.50%, 07/01/40 (Call 01/01/40)	6,308	6,726,536
4.55%, 07/01/30 (Call 01/01/30)	10,584	11,809,204
4.60%, 06/15/43 (Call 12/15/42)	551	577,966
4.75%, 02/15/44 (Call 08/15/43)	439	469,410
4.95%, 07/01/50 (Call 01/01/50)	9,982	10,812,003
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,345	1,425,149
2.95%, 02/01/22 (Call 11/01/21)	751	764,556
2.95%, 06/01/23 (Call 03/01/23)	1,084	1,139,447
3.30%, 03/15/51 (Call 09/15/50)	2,229	2,312,030
3.50%, 06/15/29 (Call 03/15/29)	2,040	2,281,740
3.60%, 04/01/24 (Call 01/01/24)	2,445	2,649,011
4.10%, 02/01/42 (Call 08/01/41)	1,091	1,263,760
4.13%, 01/15/49 (Call 07/15/48)	1,245	1,459,177
4.15%, 02/15/50 (Call 08/15/49)	3,321	3,942,824
5.25%, 06/15/35	869	1,137,443
5.75%, 04/01/37	140	189,529
6.00%, 01/15/39	2,808	3,922,523
6.10%, 08/01/36	2,975	4,108,118
6.25%, 10/15/37	4,575	6,462,004
6.35%, 07/15/38	665	956,882
7.70%, 11/15/31	50	73,950
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	935	959,852
2.80%, 06/15/50 (Call 12/15/49)	180	174,317
3.00%, 09/15/49 (Call 03/15/49)	949	953,792
3.15%, 10/15/25 (Call 07/15/25)	2,825	3,083,968
3.70%, 09/15/47 (Call 03/15/47)	861	968,393
3.90%, 03/01/48 (Call 09/01/47)	1,260	1,464,057
4.15%, 10/01/44 (Call 04/01/44)	490	585,329
5.95%, 10/01/36	630	888,640
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,513	1,523,530
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,322	2,508,294
4.15%, 03/15/43 (Call 09/15/42)	2,019	2,401,924
6.50%, 11/15/37	100	145,049
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	3,788	4,112,291
3.40%, 06/01/23 (Call 03/01/23)	2,803	2,964,116
3.50%, 12/01/22 (Call 09/01/22)	941	983,486
3.95%, 03/15/24 (Call 12/15/23)	2,023	2,201,287
4.00%, 09/15/47 (Call 03/15/47)	1,301	1,414,252
4.13%, 04/15/30 (Call 01/15/30)	4,073	4,697,513
4.20%, 06/15/22 (Call 03/15/22)	3,463	3,595,183
4.70%, 06/01/43 (Call 12/01/42)	996	1,177,043
5.00%, 03/15/44 (Call 09/15/43)	2,135	2,607,710
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,762	1,756,080
3.95%, 06/01/47 (Call 12/01/46)	2,963	3,398,354
4.13%, 06/15/44 (Call 12/15/43)	721	843,721
4.15%, 10/01/45 (Call 04/01/45)	1,870	2,196,988
4.15%, 06/15/48 (Call 12/15/47)	1,775	2,130,284
4.75%, 07/15/43 (Call 01/15/43)	870	1,088,822
6.25%, 05/15/39	1,830	2,608,427
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	326	333,423
6.00%, 12/01/39	3,042	4,113,818
7.00%, 10/30/31	850	1,178,261

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
7.75%, 03/01/31	$1,699	$2,446,832
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	1,079	1,157,098
8.63%, 04/15/31	2,235	3,387,075
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	4,408	4,497,703
3.60%, 09/15/42 (Call 03/15/42)	408	454,014
3.70%, 06/15/28 (Call 12/15/27)	3,760	4,250,154
3.80%, 06/15/47 (Call 12/15/46)	2,725	3,127,537
4.05%, 09/15/49 (Call 03/15/49)	2,391	2,843,329
4.10%, 06/15/48 (Call 12/15/47)	1,810	2,172,235
4.30%, 03/15/44 (Call 09/15/43)	2,291	2,779,693
Series 17, 6.25%, 09/01/37	484	697,502
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,284	1,349,792
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	3,449	3,456,829
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	1,890	1,817,216
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	237	254,974
3.60%, 07/01/49 (Call 01/01/49)	1,335	1,501,782
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	675	568,782
2.25%, 09/15/26 (Call 06/15/26)	967	1,024,227
2.38%, 05/15/23 (Call 02/15/23)	2,155	2,242,364
2.45%, 01/15/30 (Call 10/15/29)	1,922	2,019,907
3.00%, 05/15/25 (Call 02/15/25)	425	456,535
3.00%, 05/15/27 (Call 02/15/27)	1,479	1,615,911
3.15%, 01/01/50 (Call 07/01/49)	1,390	1,458,638
3.20%, 05/15/29 (Call 02/15/29)	1,050	1,156,974
3.20%, 08/01/49 (Call 02/01/49)	2,240	2,351,216
3.25%, 09/01/23 (Call 08/01/23)	1,180	1,261,597
3.60%, 12/01/47 (Call 06/01/47)	2,534	2,841,957
3.65%, 09/01/28 (Call 06/01/28)	275	310,280
3.65%, 09/01/42 (Call 03/01/42)	1,900	2,128,361
3.70%, 05/01/28 (Call 02/01/28)	1,475	1,669,493
3.80%, 01/01/43 (Call 07/01/42)	399	453,603
3.80%, 03/01/46 (Call 09/01/45)	1,418	1,629,665
3.85%, 05/01/49 (Call 11/01/48)	3,535	4,126,193
3.95%, 05/01/42 (Call 11/01/41)	105	121,764
4.05%, 05/01/48 (Call 11/01/47)	1,221	1,460,231
5.50%, 03/01/40	192	263,789
5.80%, 05/01/37	193	265,196
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,277	1,259,709
1.60%, 08/15/30 (Call 05/15/30)	1,115	1,052,772
2.65%, 11/15/22 (Call 10/15/22)	1,675	1,736,590
2.88%, 06/15/24 (Call 05/15/24)	4,057	4,332,957
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,653	1,800,249
4.10%, 06/15/30 (Call 03/15/30)	219	243,664
5.63%, 07/15/22 (Call 04/15/22)	2,657	2,803,294
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	2,483	2,536,260
4.22%, 06/15/48 (Call 12/15/47)	3,500	4,171,300
4.30%, 05/20/45 (Call 11/20/44)	767	911,073
5.76%, 10/01/39	1,195	1,621,316
5.80%, 03/15/40	840	1,152,052
6.27%, 03/15/37	1,270	1,760,893
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,585	2,747,700
4.15%, 05/15/48 (Call 11/15/47)	1,510	1,792,325

Security	Par (000)	Value

Electric (continued)
4.50%, 08/15/40	$443	$534,559
6.00%, 06/01/39	935	1,305,971
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,403	1,502,585
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,605	2,907,154
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	1,829	2,139,985
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,781	1,868,037
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	2,780	2,690,706
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	1,377	1,421,119
2.90%, 02/01/23 (Call 01/01/23)	2,548	2,661,768
3.25%, 06/15/27 (Call 03/15/27)	3,879	4,258,793
3.40%, 02/01/28 (Call 10/01/27)	4,727	5,202,583
3.55%, 06/15/24 (Call 03/15/24)	1,256	1,362,521
3.75%, 11/15/25 (Call 08/15/25)	3,362	3,729,870
3.80%, 02/01/38 (Call 08/01/37)	3,327	3,687,114
4.00%, 02/01/48 (Call 08/01/47)	3,257	3,583,645
4.05%, 12/01/23 (Call 09/01/23)	1,224	1,330,574
6.00%, 10/15/39	3,189	4,325,464
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,776	2,962,603
Southern California Edison Co.
1.20%, 02/01/26 (Call 01/01/26)	325	323,625
2.25%, 06/01/30 (Call 03/01/30)	3,247	3,259,274
2.85%, 08/01/29 (Call 05/01/29)	2,433	2,565,890
3.65%, 02/01/50 (Call 08/01/49)	4,184	4,306,633
4.00%, 04/01/47 (Call 10/01/46)	7,054	7,572,681
4.05%, 03/15/42 (Call 09/15/41)	1,192	1,289,363
4.50%, 09/01/40 (Call 03/01/40)	925	1,059,745
4.65%, 10/01/43 (Call 04/01/43)	1,203	1,414,969
5.50%, 03/15/40	1,593	2,021,979
5.63%, 02/01/36	851	1,092,386
6.00%, 01/15/34	729	976,138
6.05%, 03/15/39	2,695	3,618,334
6.65%, 04/01/29	830	1,028,868
Series 04-G, 5.75%, 04/01/35	569	750,454
Series 05-E, 5.35%, 07/15/35	1,526	1,943,727
Series 06-E, 5.55%, 01/15/37	1,775	2,217,081
Series 08-A, 5.95%, 02/01/38	1,567	2,057,142
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,828	1,945,595
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	50	45,981
Series A, 4.20%, 03/01/29 (Call 12/01/28)	726	831,727
Series B, 2.40%, 02/01/22 (Call 12/01/21)	250	253,953
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,403	2,653,128
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,861	3,498,774
Series C, 3.50%, 10/01/23 (Call 07/01/23)	3,914	4,185,788
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,730	2,775,536
Series C, 4.13%, 03/01/48 (Call 09/01/47)	5,074	5,601,493
Series D, 3.40%, 06/01/23 (Call 05/01/23)	2,406	2,551,587
Series E, 3.70%, 08/01/25 (Call 06/01/25)	5,146	5,659,365
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	7,275	7,660,648
3.25%, 07/01/26 (Call 04/01/26)	6,992	7,610,233
4.25%, 07/01/36 (Call 01/01/36)	3,915	4,555,377
4.40%, 07/01/46 (Call 01/01/46)	5,236	6,041,663
Series A, 3.70%, 04/30/30 (Call 01/30/30)	2,930	3,264,665
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	874	908,593
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	2,870	2,947,519
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	3,341	3,769,016
5.15%, 09/15/41	2,453	2,925,104

36	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 07/15/43	$385	$457,907
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,764	3,191,729
Southwestern Electric Power Co.
6.20%, 03/15/40	1,422	1,958,307
Series J, 3.90%, 04/01/45 (Call 10/01/44)	1,435	1,547,447
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,390	1,480,545
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,748	2,946,406
Series M, 4.10%, 09/15/28 (Call 06/15/28)	3,375	3,830,692
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	450	483,008
3.40%, 08/15/46 (Call 02/15/46)	1,648	1,724,962
3.70%, 08/15/47 (Call 02/15/47)	1,270	1,397,178
3.75%, 06/15/49 (Call 12/15/48)	1,280	1,434,752
4.50%, 08/15/41 (Call 02/15/41)	2,011	2,438,197
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,743	2,127,279
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,663	2,713,650
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	651	718,886
4.10%, 06/15/42 (Call 12/15/41)	1,011	1,157,453
4.30%, 06/15/48 (Call 12/15/47)	1,143	1,370,663
4.35%, 05/15/44 (Call 11/15/43)	2,355	2,791,852
4.45%, 06/15/49 (Call 12/15/48)	1,249	1,534,322
Toledo Edison Co. (The), 6.15%, 05/15/37	639	846,023
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	4,440	4,261,379
3.05%, 03/15/25 (Call 12/15/24)	75	80,710
4.00%, 06/15/50 (Call 12/15/49)	1,699	1,928,127
4.85%, 12/01/48 (Call 06/01/48)	715	895,466
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	756	720,430
2.95%, 06/15/27 (Call 03/15/27)	2,189	2,379,662
2.95%, 03/15/30 (Call 12/15/29)	2,674	2,889,444
3.25%, 10/01/49 (Call 04/01/49)	2,321	2,448,771
3.50%, 04/15/24 (Call 01/15/24)	1,896	2,043,888
3.50%, 03/15/29 (Call 12/15/28)	1,874	2,098,393
3.65%, 04/15/45 (Call 10/15/44)	2,200	2,436,698
3.90%, 09/15/42 (Call 03/15/42)	750	855,427
4.00%, 04/01/48 (Call 10/01/47)	1,795	2,100,976
5.30%, 08/01/37	90	116,716
8.45%, 03/15/39	35	59,662
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	2,605	2,339,811
3.30%, 12/01/49 (Call 06/01/49)	1,095	1,149,586
3.45%, 09/01/22 (Call 06/01/22)	455	472,204
3.45%, 02/15/24 (Call 11/15/23)	1,014	1,091,105
4.00%, 01/15/43 (Call 07/15/42)	1,200	1,399,752
4.45%, 02/15/44 (Call 08/15/43)	1,405	1,727,152
4.60%, 12/01/48 (Call 06/01/48)	2,965	3,780,316
6.35%, 11/30/37	1,379	1,992,545
8.88%, 11/15/38	1,758	3,120,608
Series A, 2.88%, 07/15/29 (Call 04/15/29)	946	1,022,853
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,577	2,774,579
Series A, 3.15%, 01/15/26 (Call 10/15/25)	3,982	4,348,543
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,052	2,293,849
Series A, 3.80%, 04/01/28 (Call 01/01/28)	2,965	3,351,102
Series A, 6.00%, 05/15/37	1,867	2,581,034
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,057	2,244,084
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,763	3,138,077
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,577	1,874,675
Series B, 6.00%, 01/15/36	1,024	1,420,913

Security	Par (000)	Value

Electric (continued)
Series C, 2.75%, 03/15/23 (Call 12/15/22)	$1,593	$1,660,241
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,765	2,056,649
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,175	2,729,494
WEC Energy Group Inc.
0.55%, 09/15/23	763	765,548
1.38%, 10/15/27 (Call 08/15/27)	1,050	1,035,804
1.80%, 10/15/30 (Call 07/15/30)	308	297,814
3.55%, 06/15/25 (Call 03/15/25)	2,896	3,175,725
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	1,245	1,310,873
4.30%, 10/15/48 (Call 04/15/48)	510	626,673
5.70%, 12/01/36	450	616,279
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	1,610	1,758,281
3.05%, 10/15/27 (Call 07/15/27)	995	1,094,192
3.65%, 04/01/50 (Call 10/01/49)	1,960	2,181,950
6.38%, 08/15/37	240	338,873
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	2,200	2,342,736
3.67%, 12/01/42	820	910,684
4.75%, 11/01/44 (Call 05/01/44)	2,167	2,758,569
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	364	364,604
2.60%, 12/01/29 (Call 06/01/29)	2,221	2,314,771
3.30%, 06/01/25 (Call 12/01/24)	2,389	2,590,512
3.35%, 12/01/26 (Call 06/01/26)	3,047	3,359,988
3.40%, 06/01/30 (Call 12/01/29)	3,110	3,420,751
3.50%, 12/01/49 (Call 06/01/49)	1,350	1,421,428
4.00%, 06/15/28 (Call 12/15/27)	3,681	4,189,457
6.50%, 07/01/36	659	959,616

		1,828,015,932

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	850	833,637
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	100	98,568
1.80%, 10/15/27 (Call 08/15/27)	1,546	1,586,320
1.95%, 10/15/30 (Call 07/15/30)	436	440,617
2.63%, 02/15/23 (Call 11/15/22)	10	10,391
2.75%, 10/15/50 (Call 04/15/50)	1,845	1,788,912
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,514,240
5.25%, 11/15/39	1,250	1,685,425

		9,958,110

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	689	689,916
2.75%, 09/15/29 (Call 06/15/29)	1,057	1,112,165
3.05%, 09/22/26 (Call 06/22/26)	2,367	2,574,160
3.20%, 10/01/22 (Call 07/01/22)	799	828,323
3.88%, 07/15/23 (Call 04/15/23)	4,835	5,174,852
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,683	2,889,832
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,809	2,991,388
3.55%, 10/01/27 (Call 07/01/27)	1,366	1,482,834
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	846	879,079
2.80%, 02/15/30 (Call 11/15/29)	4,187	4,409,874
3.20%, 04/01/24 (Call 02/01/24)	1,430	1,528,055
4.35%, 06/01/29 (Call 03/01/29)	1,181	1,373,999

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	$3,001	$3,226,735
3.50%, 04/01/22 (Call 02/01/22)	2,408	2,469,259
3.88%, 01/12/28 (Call 10/12/27)	450	499,671
4.00%, 04/01/25 (Call 01/01/25)	2,110	2,284,265
4.50%, 03/01/23 (Call 12/01/22)	1,729	1,843,875
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	2,740	3,058,936
4.88%, 12/01/22	3,450	3,683,841
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,000	2,181,560
4.75%, 06/15/25 (Call 03/15/25)	3,132	3,521,182
4.88%, 06/15/29 (Call 03/15/29)	1,415	1,635,400
4.88%, 05/12/30 (Call 02/12/30)	975	1,136,518
5.00%, 02/15/23	2,638	2,844,239
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	191	196,816
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	4,625	5,059,750
4.30%, 06/15/46 (Call 12/15/45)	1,080	1,270,253
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	290	290,322
1.35%, 06/01/25 (Call 05/01/25)	2,576	2,630,122
1.95%, 06/01/30 (Call 03/01/30)	1,711	1,728,213
2.15%, 08/08/22 (Call 07/08/22)	2,859	2,931,361
2.30%, 08/15/24 (Call 07/15/24)	4,260	4,519,264
2.50%, 11/01/26 (Call 08/01/26)	8,130	8,768,368
2.70%, 08/15/29 (Call 05/15/29)	4,633	4,971,672
2.80%, 06/01/50 (Call 12/01/49)	3,590	3,582,928
3.35%, 12/01/23	65	70,331
3.81%, 11/21/47 (Call 05/21/47)	4,110	4,789,671
5.38%, 03/01/41	320	437,443
5.70%, 03/15/36	285	388,737
5.70%, 03/15/37	928	1,267,267
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	415	447,370
3.35%, 03/01/26 (Call 12/01/25)	1,450	1,574,381
3.50%, 02/15/28 (Call 11/15/27)	2,035	2,202,318
3.63%, 11/15/22	50	52,585
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	4,816	4,920,122
3.60%, 01/15/30 (Call 10/15/29)	511	548,804
3.95%, 01/12/28 (Call 10/12/27)	3,942	4,428,640
4.70%, 09/15/22	1,546	1,641,373
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,871	1,996,076
4.55%, 10/30/24 (Call 07/30/24)	3,276	3,686,352
4.60%, 04/06/27 (Call 01/06/27)	4,148	4,859,009
Legrand France SA, 8.50%, 02/15/25	2,067	2,648,736
Roper Technologies Inc.
0.45%, 08/15/22	931	932,527
1.00%, 09/15/25 (Call 08/15/25)	1,175	1,168,126
1.40%, 09/15/27 (Call 07/15/27)	5,899	5,850,864
1.75%, 02/15/31 (Call 11/15/30)	5,835	5,587,713
2.00%, 06/30/30 (Call 03/30/30)	1,971	1,940,607
2.35%, 09/15/24 (Call 08/15/24)	3,645	3,846,423
2.95%, 09/15/29 (Call 06/15/29)	2,460	2,622,016
3.13%, 11/15/22 (Call 08/15/22)	2,002	2,080,639
3.65%, 09/15/23 (Call 08/15/23)	2,238	2,413,549
3.80%, 12/15/26 (Call 09/15/26)	4,502	5,093,698
3.85%, 12/15/25 (Call 09/15/25)	2,462	2,753,156

Security	Par (000)	Value

Electronics (continued)
4.20%, 09/15/28 (Call 06/15/28)	$1,859	$2,143,929
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	1,937	2,082,236
4.75%, 12/01/24 (Call 09/01/24)	2,345	2,648,537
4.90%, 06/15/28 (Call 03/15/28)	1,756	2,069,060
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	1,427	1,577,691
3.45%, 08/01/24 (Call 05/01/24)	659	715,140
3.70%, 02/15/26 (Call 11/15/25)	1,274	1,410,815
7.13%, 10/01/37	341	498,307

		173,663,275

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	300	296,526
1.45%, 02/15/31 (Call 11/15/30)	6,449	6,065,478
1.75%, 02/15/32 (Call 11/15/31)	1,010	965,449
2.30%, 03/01/30 (Call 12/01/29)	1,850	1,887,462
2.50%, 08/15/24 (Call 07/15/24)	3,178	3,369,157
2.90%, 07/01/26 (Call 04/01/26)	1,492	1,610,584
3.05%, 03/01/50 (Call 09/01/49)	3,895	3,913,151
3.20%, 03/15/25 (Call 12/15/24)	3,490	3,766,513
3.38%, 11/15/27 (Call 08/15/27)	4,070	4,535,364
3.95%, 05/15/28 (Call 02/15/28)	3,171	3,618,365
4.75%, 05/15/23 (Call 02/15/23)	1,441	1,561,107
5.70%, 05/15/41 (Call 11/15/40)	50	67,493
6.20%, 03/01/40	125	176,282
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	2,837	2,957,970
3.05%, 04/01/50 (Call 10/01/49)	291	288,285
3.50%, 05/01/29 (Call 02/01/29)	2,734	3,043,735
4.25%, 12/01/28 (Call 09/01/28)	2,997	3,479,937
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	100	98,599
1.15%, 03/15/28 (Call 01/15/28)	255	246,855
2.40%, 05/15/23 (Call 03/15/23)	996	1,035,332
2.90%, 09/15/22 (Call 06/15/22)	4,510	4,656,936
3.13%, 03/01/25 (Call 12/01/24)	3,037	3,280,233
3.15%, 11/15/27 (Call 08/15/27)	3,423	3,778,581
3.50%, 05/15/24 (Call 02/15/24)	747	808,956
3.90%, 03/01/35 (Call 09/01/34)	2,310	2,685,028
4.10%, 03/01/45 (Call 09/01/44)	3,129	3,671,694
4.15%, 07/15/49 (Call 01/15/49)	2,497	2,979,196

		64,844,268

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,005	1,351,856
Bestfoods, Series E, 7.25%, 12/15/26	600	796,404
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,266	2,293,509
2.50%, 08/02/22	1,213	1,248,553
3.13%, 04/24/50 (Call 10/24/49)	1,520	1,456,905
3.30%, 03/19/25 (Call 12/19/24)	2,154	2,326,255
3.65%, 03/15/23 (Call 02/15/23)	4,901	5,204,421
3.95%, 03/15/25 (Call 01/15/25)	3,654	4,050,605
4.15%, 03/15/28 (Call 12/15/27)	2,597	2,982,732
4.80%, 03/15/48 (Call 09/15/47)	4,464	5,491,568
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	663	649,077
3.20%, 01/25/23 (Call 10/25/22)	2,546	2,661,741
4.30%, 05/01/24 (Call 04/01/24)	4,485	4,964,536

38	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.60%, 11/01/25 (Call 09/01/25)	$2,846	$3,264,874
4.85%, 11/01/28 (Call 08/01/28)	2,946	3,522,473
5.30%, 11/01/38 (Call 05/01/38)	4,421	5,641,594
5.40%, 11/01/48 (Call 05/01/48)	3,803	5,024,942
7.00%, 10/01/28	3,473	4,550,741
8.25%, 09/15/30	2,450	3,574,109
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,452	1,589,214
4.38%, 04/01/22 (Call 01/01/22)	488	502,010
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	4,433	4,582,215
2.88%, 04/15/30 (Call 01/15/30)	3,849	4,071,357
3.00%, 02/01/51 (Call 08/01/50)(c)	8,225	8,010,739
3.20%, 02/10/27 (Call 11/10/26)	3,597	3,959,254
3.65%, 02/15/24 (Call 11/15/23)	2,622	2,853,234
3.70%, 10/17/23 (Call 09/17/23)	2,435	2,634,256
4.00%, 04/17/25 (Call 02/17/25)	3,355	3,738,879
4.20%, 04/17/28 (Call 01/17/28)	5,783	6,695,153
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	622	622,889
1.70%, 06/01/30 (Call 03/01/30)	867	853,917
2.05%, 11/15/24 (Call 10/15/24)	1,000	1,053,920
2.30%, 08/15/26 (Call 05/15/26)	3,117	3,306,327
2.45%, 11/15/29 (Call 08/15/29)	1,178	1,232,412
2.65%, 06/01/50 (Call 12/01/49)	325	309,969
3.13%, 11/15/49 (Call 05/15/49)	1,734	1,812,446
3.20%, 08/21/25 (Call 05/21/25)	853	932,030
3.38%, 05/15/23 (Call 04/15/23)	2,820	3,001,721
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	342	337,982
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	938	987,930
3.20%, 10/01/26 (Call 07/01/26)	3,075	3,361,897
3.90%, 06/01/50 (Call 12/01/49)	1,485	1,648,231
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	290	295,295
3.00%, 03/15/22	1,413	1,451,151
3.38%, 12/15/27 (Call 09/15/27)	2,151	2,395,117
3.50%, 03/15/25	4,818	5,272,482
3.55%, 03/15/50 (Call 09/15/49)	2,018	2,105,400
4.25%, 03/15/35	2,992	3,481,820
4.38%, 03/15/45	1,846	2,161,038
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	445	445,663
2.65%, 12/01/23	4,632	4,902,879
3.25%, 04/01/26	2,571	2,825,940
3.40%, 11/15/27 (Call 08/15/27)	1,235	1,379,446
4.30%, 05/15/28 (Call 02/15/28)	2,914	3,379,249
4.50%, 04/01/46	1,589	1,930,969
Series B, 7.45%, 04/01/31	3,628	5,322,312
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,020	1,385,874
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	6,330	6,089,966
2.20%, 05/01/30 (Call 02/01/30)	2,743	2,769,168
2.65%, 10/15/26 (Call 07/15/26)	3,082	3,299,189
2.80%, 08/01/22 (Call 07/01/22)	2,535	2,615,765
3.40%, 04/15/22 (Call 01/15/22)	137	140,688
3.50%, 02/01/26 (Call 11/01/25)	2,071	2,285,949
3.70%, 08/01/27 (Call 05/01/27)	3,132	3,547,053
3.85%, 08/01/23 (Call 05/01/23)	3,560	3,822,657
3.88%, 10/15/46 (Call 04/15/46)	2,971	3,238,182

Security	Par (000)	Value

Food (continued)
3.95%, 01/15/50 (Call 07/15/49)	$2,496	$2,774,529
4.00%, 02/01/24 (Call 11/01/23)	3,179	3,471,436
4.45%, 02/01/47 (Call 08/01/46)	1,006	1,183,328
4.50%, 01/15/29 (Call 10/15/28)	1,529	1,817,232
4.65%, 01/15/48 (Call 07/15/47)	3,344	4,046,173
5.00%, 04/15/42 (Call 10/15/41)	1,116	1,401,596
5.15%, 08/01/43 (Call 02/01/43)	2,021	2,598,582
5.40%, 07/15/40 (Call 01/15/40)	423	545,302
5.40%, 01/15/49 (Call 07/15/48)	3,701	4,941,464
6.90%, 04/15/38	1,145	1,663,193
7.50%, 04/01/31	1,078	1,522,039
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	2,465	2,425,018
1.85%, 02/15/31 (Call 11/15/30)	1,000	972,070
2.50%, 04/15/30 (Call 01/15/30)	970	1,001,224
2.70%, 08/15/22 (Call 07/15/22)	1,877	1,935,825
3.15%, 08/15/24 (Call 06/15/24)	3,060	3,301,618
3.40%, 08/15/27 (Call 05/15/27)	3,745	4,160,395
4.20%, 08/15/47 (Call 02/15/47)	875	1,036,123
Mondelez International Inc.
0.63%, 07/01/22	2,289	2,298,248
1.50%, 05/04/25 (Call 04/04/25)	3,289	3,356,589
1.50%, 02/04/31 (Call 11/04/30)	2,361	2,218,065
1.88%, 10/15/32 (Call 07/15/32)	1,609	1,546,217
2.13%, 04/13/23 (Call 03/13/23)	770	796,588
2.63%, 09/04/50 (Call 03/04/50)	3,115	2,805,805
2.75%, 04/13/30 (Call 01/13/30)	6,307	6,607,970
3.63%, 02/13/26 (Call 12/13/25)	3,172	3,541,126
4.00%, 02/01/24 (Call 11/01/23)	150	163,733
4.13%, 05/07/28 (Call 02/07/28)	2,655	3,065,490
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,179	2,212,796
2.60%, 06/12/22	2,998	3,076,997
3.25%, 07/15/27 (Call 04/15/27)	4,015	4,399,517
3.30%, 07/15/26 (Call 04/15/26)	2,264	2,475,548
3.30%, 02/15/50 (Call 08/15/49)	1,630	1,598,296
3.55%, 03/15/25 (Call 01/15/25)	2,596	2,836,312
3.75%, 10/01/25 (Call 07/01/25)	5,765	6,370,210
4.45%, 03/15/48 (Call 09/15/47)	2,473	2,839,820
4.50%, 04/01/46 (Call 10/01/45)	2,940	3,378,060
4.85%, 10/01/45 (Call 04/01/45)	1,050	1,258,572
5.38%, 09/21/35	1,464	1,863,408
5.65%, 04/01/25 (Call 03/01/25)	846	993,466
5.95%, 04/01/30 (Call 01/01/30)	3,953	5,085,021
6.60%, 04/01/40 (Call 10/01/39)	3,464	4,940,946
6.60%, 04/01/50 (Call 10/01/49)	4,415	6,547,357
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,771	6,386,881
3.90%, 09/28/23 (Call 08/28/23)	1,890	2,051,141
3.95%, 08/15/24 (Call 05/15/24)	5,938	6,536,729
4.00%, 03/01/26 (Call 01/01/26)	2,611	2,935,156
4.35%, 03/01/29 (Call 12/01/28)	2,968	3,465,674
4.50%, 06/15/22 (Call 03/15/22)	5,928	6,175,790
4.55%, 06/02/47 (Call 12/02/46)	1,521	1,856,730
4.88%, 08/15/34 (Call 02/15/34)	4,721	5,911,778
5.10%, 09/28/48 (Call 03/28/48)	4,165	5,475,142
5.15%, 08/15/44 (Call 02/15/44)	2,461	3,179,784

		346,746,238

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	$2,288	$2,484,631
4.50%, 08/01/24 (Call 05/01/24)	1,210	1,320,376
5.50%, 11/02/47 (Call 05/02/47)	1,430	1,674,759
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	1,350	1,389,001
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	2,478	2,869,326
Georgia-Pacific LLC
7.75%, 11/15/29	1,295	1,858,170
8.00%, 01/15/24	1,226	1,485,066
8.88%, 05/15/31	1,615	2,550,553
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	70	76,194
3.80%, 01/15/26 (Call 10/15/25)	5,924	6,623,210
4.35%, 08/15/48 (Call 02/15/48)	4,117	4,997,667
4.40%, 08/15/47 (Call 02/15/47)	2,960	3,564,106
4.80%, 06/15/44 (Call 12/15/43)	3,665	4,558,857
5.00%, 09/15/35 (Call 03/15/35)	4,052	5,117,798
5.15%, 05/15/46 (Call 11/15/45)	3,122	4,093,660
6.00%, 11/15/41 (Call 05/15/41)	1,974	2,777,063
7.30%, 11/15/39	1,846	2,872,191
Suzano Austria GmbH
3.75%, 01/15/31 (Call 10/15/30)	610	648,216
5.00%, 01/15/30 (Call 10/15/29)	977	1,104,323
6.00%, 01/15/29 (Call 10/15/28)	5,668	6,784,823

		58,849,990

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	900	845,010
2.63%, 09/15/29 (Call 06/15/29)	465	488,050
3.00%, 06/15/27 (Call 03/15/27)	1,815	1,968,440
3.38%, 09/15/49 (Call 03/15/49)	1,701	1,778,378
4.13%, 10/15/44 (Call 04/15/44)	806	932,397
4.13%, 03/15/49 (Call 09/15/48)	1,899	2,226,407
4.15%, 01/15/43 (Call 07/15/42)	2,259	2,600,448
4.30%, 10/01/48 (Call 04/01/48)	1,233	1,475,272
5.50%, 06/15/41 (Call 12/15/40)	2,346	3,111,148
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	1,280	1,232,589
3.55%, 04/01/23 (Call 03/01/23)	1,836	1,947,519
4.00%, 04/01/28 (Call 01/01/28)	1,999	2,269,785
4.10%, 09/01/47 (Call 03/01/47)	1,673	1,881,556
5.85%, 01/15/41 (Call 07/15/40)	783	1,048,750
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	2,637	2,828,657
3.60%, 12/15/24 (Call 09/15/24)	450	493,169
4.60%, 12/15/44 (Call 06/15/44)	1,306	1,542,347
4.80%, 11/01/43 (Call 05/01/43)	1,978	2,376,132
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,386	4,650,958
Series B, 3.00%, 11/15/29 (Call 08/15/29)	1,600	1,704,848
Series C, 3.90%, 11/15/49 (Call 05/15/49)	2,540	2,734,615
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	200	198,154
3.75%, 03/01/23 (Call 12/01/22)	1,490	1,564,873
3.95%, 09/15/27 (Call 06/15/27)	470	505,452
4.75%, 09/01/28 (Call 06/01/28)	1,763	1,983,022
5.20%, 07/15/25 (Call 04/15/25)	1,435	1,619,469
5.50%, 01/15/26 (Call 12/15/25)	900	1,039,698
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	6,643	6,567,801
1.70%, 02/15/31 (Call 11/15/30)	3,720	3,553,381

Security	Par (000)	Value

Gas (continued)
2.95%, 09/01/29 (Call 06/01/29)	$3,079	$3,270,514
3.49%, 05/15/27 (Call 02/15/27)	1,334	1,478,672
3.60%, 05/01/30 (Call 02/01/30)	4,904	5,458,888
3.95%, 03/30/48 (Call 09/30/47)	3,246	3,578,293
4.38%, 05/15/47 (Call 11/15/46)	4,431	5,156,443
4.80%, 02/15/44 (Call 08/15/43)	2,555	3,119,502
5.25%, 02/15/43 (Call 08/15/42)	1,040	1,316,567
5.65%, 02/01/45 (Call 08/01/44)	2,137	2,837,851
5.95%, 06/15/41 (Call 12/15/40)	2,170	2,925,160
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	147	145,587
3.61%, 02/01/24 (Call 11/01/23)	593	639,746
4.50%, 11/01/48 (Call 05/01/48)	1,682	2,051,670
4.66%, 02/01/44 (Call 08/01/43)	1,027	1,235,553
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	2,085	2,133,435
3.50%, 06/01/29 (Call 03/01/29)	4,669	5,190,387
3.64%, 11/01/46 (Call 05/01/46)	1,970	2,089,677
4.65%, 08/01/43 (Call 02/01/43)	700	842,443
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	3,390	3,667,810
3.20%, 06/15/25 (Call 03/15/25)	1,142	1,243,786
3.75%, 09/15/42 (Call 03/15/42)	155	172,334
5.13%, 11/15/40	2,005	2,597,357
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,177	3,394,021
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,605	1,913,160
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,435	1,765,911
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	1,272	1,488,609
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	1,652	1,725,084
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	508	532,237
3.25%, 06/15/26 (Call 03/15/26)	1,000	1,096,930
3.95%, 10/01/46 (Call 04/01/46)	2,178	2,369,991
4.40%, 06/01/43 (Call 12/01/42)	1,695	1,945,741
4.40%, 05/30/47 (Call 11/30/46)	1,278	1,480,537
5.88%, 03/15/41 (Call 09/15/40)	1,650	2,271,225
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,060	1,980,896
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,288	1,302,967
3.70%, 04/01/28 (Call 01/01/28)	1,615	1,796,397
3.80%, 09/29/46 (Call 03/29/46)	1,223	1,320,204
4.15%, 06/01/49 (Call 12/01/48)	1,499	1,712,428
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	965	1,069,162
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,235	1,383,496

		138,868,996

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,060	1,066,105
3.88%, 02/15/22 (Call 11/15/21)	1,390	1,422,846
4.63%, 06/15/28 (Call 03/15/28)	429	486,821
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	607	628,664
4.10%, 03/01/48 (Call 09/01/47)	175	209,862
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,525	1,677,363
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,000	3,089,610
2.75%, 11/15/50 (Call 05/15/50)	1,464	1,382,880
3.40%, 03/01/26 (Call 01/01/26)	2,839	3,141,836
4.00%, 03/15/60 (Call 03/15/25)(a)	2,610	2,751,018

40	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
4.25%, 11/15/28 (Call 08/15/28)	$1,236	$1,448,444
4.85%, 11/15/48 (Call 05/15/48)	1,232	1,620,191
5.20%, 09/01/40	2,093	2,742,876

		21,668,516

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,855	4,749,210
1.40%, 06/30/30 (Call 03/30/30)	3,376	3,252,708
2.55%, 03/15/22	3,962	4,055,305
2.95%, 03/15/25 (Call 12/15/24)	5,133	5,532,450
3.40%, 11/30/23 (Call 09/30/23)	4,121	4,437,122
3.75%, 11/30/26 (Call 08/30/26)	5,017	5,701,871
3.88%, 09/15/25 (Call 06/15/25)	2,958	3,312,753
4.75%, 11/30/36 (Call 05/30/36)	6,248	8,043,238
4.75%, 04/15/43 (Call 10/15/42)	2,417	3,191,213
4.90%, 11/30/46 (Call 05/30/46)	10,677	14,474,916
5.30%, 05/27/40	3,310	4,608,347
6.00%, 04/01/39	2,296	3,371,883
6.15%, 11/30/37	1,820	2,696,385
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(c)	340	327,165
2.60%, 08/15/26 (Call 05/15/26)	4,472	4,803,107
3.50%, 08/15/46 (Call 02/15/46)	253	272,645
3.95%, 04/01/30 (Call 01/10/30)(c)	3,735	4,298,387
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,825	1,893,255
2.65%, 06/01/30 (Call 03/01/30)	1,352	1,399,928
3.45%, 03/01/24 (Call 02/01/24)	3,878	4,174,589
3.75%, 03/01/26 (Call 01/01/26)	6,472	7,219,387
3.85%, 05/15/25	5,082	5,633,143
4.00%, 03/01/28 (Call 12/01/27)	331	379,448
4.00%, 03/01/29 (Call 12/01/28)	751	851,454
4.55%, 03/01/39 (Call 09/01/38)	2,270	2,753,964
4.70%, 03/01/49 (Call 09/01/48)	3,707	4,679,235
7.00%, 11/15/35	723	1,044,974
7.38%, 01/15/40	3,030	4,683,471
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	4,316	3,960,707
3.35%, 09/15/25 (Call 06/15/25)	886	974,104
4.38%, 09/15/45 (Call 03/15/45)	4,078	4,871,701
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	1,467	1,568,487
DH Europe Finance II Sarl
2.05%, 11/15/22	3,169	3,259,887
2.20%, 11/15/24 (Call 10/15/24)	3,221	3,393,581
2.60%, 11/15/29 (Call 08/15/29)	3,156	3,298,367
3.25%, 11/15/39 (Call 05/15/39)	3,147	3,294,028
3.40%, 11/15/49 (Call 05/15/49)	1,170	1,213,571
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,826	2,095,317
Koninklijke Philips NV
5.00%, 03/15/42	3,027	3,931,831
6.88%, 03/11/38	1,050	1,584,649
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	3,051	3,408,059
Medtronic Inc.
3.50%, 03/15/25	2,906	3,199,826
4.38%, 03/15/35	10,495	13,163,039
4.63%, 03/15/45	5,966	7,817,667
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	4,087	4,397,489

Security	Par (000)	Value

Health Care - Products (continued)
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	$8,095	$7,891,411
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	285	286,220
1.95%, 06/15/30 (Call 03/15/30)	1,655	1,636,960
2.90%, 06/15/50 (Call 12/15/49)	941	922,086
3.38%, 05/15/24 (Call 02/15/24)	3,590	3,874,651
3.38%, 11/01/25 (Call 08/01/25)	6,538	7,166,433
3.50%, 03/15/26 (Call 12/15/25)	3,892	4,313,776
3.65%, 03/07/28 (Call 12/07/27)	3,262	3,674,056
4.10%, 04/01/43 (Call 10/01/42)	3,320	3,800,105
4.38%, 05/15/44 (Call 11/15/43)	2,343	2,848,268
4.63%, 03/15/46 (Call 09/15/45)	1,493	1,884,300
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	3,346	3,515,575
2.95%, 09/19/26 (Call 06/19/26)	6,154	6,661,890
3.20%, 08/15/27 (Call 05/15/27)	2,865	3,146,658
3.65%, 12/15/25 (Call 09/09/25)	3,134	3,479,962
4.10%, 08/15/47 (Call 02/15/47)	2,804	3,340,910
4.13%, 03/25/25 (Call 02/25/25)	1,004	1,123,868
4.50%, 03/25/30 (Call 12/25/29)	5,971	7,114,148
5.30%, 02/01/44 (Call 08/01/43)	2,549	3,531,257
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	2,998	3,250,731
3.15%, 04/01/22 (Call 02/01/22)	1,648	1,688,739
3.55%, 04/01/25 (Call 01/01/25)	6,694	7,298,669
3.55%, 03/20/30 (Call 12/20/29)	5,540	6,084,693
3.70%, 03/19/23 (Call 02/19/23)	1,515	1,606,567
4.45%, 08/15/45 (Call 02/15/45)	1,594	1,797,139
5.75%, 11/30/39	100	133,014

		269,345,949

Health Care - Services — 0.7%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	429	457,739
3.63%, 03/01/49 (Call 09/01/48)	2,341	2,515,592
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	658	698,763
3.83%, 08/15/28 (Call 05/15/28)	971	1,089,132
4.27%, 08/15/48 (Call 02/15/48)	1,041	1,282,762
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,472	1,472,324
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	4,791	4,954,565
2.80%, 06/15/23 (Call 04/15/23)	6,335	6,640,664
3.50%, 11/15/24 (Call 08/15/24)	4,045	4,430,610
3.88%, 08/15/47 (Call 02/15/47)	4,195	4,554,763
4.13%, 11/15/42 (Call 05/15/42)	2,369	2,652,593
4.50%, 05/15/42 (Call 11/15/41)	1,336	1,555,892
4.75%, 03/15/44 (Call 09/15/43)	2,103	2,532,075
6.63%, 06/15/36	2,991	4,328,964
6.75%, 12/15/37	2,457	3,591,716
AHS Hospital Corp.
5.02%, 07/01/45	541	722,403
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	776	739,241
Allina Health System, Series 2019, 3.89%, 04/15/49	2,783	3,152,749
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	7,634	7,686,675
2.38%, 01/15/25 (Call 12/15/24)	1,579	1,660,697
2.88%, 09/15/29 (Call 06/15/29)	2,217	2,363,211
2.95%, 12/01/22 (Call 11/01/22)	1,265	1,319,091
3.13%, 05/15/22	743	767,616

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.13%, 05/15/50 (Call 11/15/49)	$4,846	$4,798,945
3.30%, 01/15/23	5,886	6,196,957
3.35%, 12/01/24 (Call 10/01/24)	4,473	4,885,142
3.50%, 08/15/24 (Call 05/15/24)	4,261	4,644,149
3.65%, 12/01/27 (Call 09/01/27)	6,773	7,647,394
3.70%, 09/15/49 (Call 03/15/49)	3,212	3,491,669
4.10%, 03/01/28 (Call 12/01/27)	3,233	3,726,679
4.38%, 12/01/47 (Call 06/01/47)	4,223	5,039,137
4.55%, 03/01/48 (Call 09/01/47)	2,800	3,426,276
4.63%, 05/15/42	3,914	4,845,923
4.65%, 01/15/43	2,825	3,474,835
4.65%, 08/15/44 (Call 02/15/44)	3,602	4,400,888
5.10%, 01/15/44	3,808	4,897,469
5.85%, 01/15/36	724	961,711
5.95%, 12/15/34	255	349,534
6.38%, 06/15/37	255	356,541
Ascension Health
3.95%, 11/15/46	2,985	3,525,016
4.85%, 11/15/53	4,425	6,034,682
Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,589	1,670,230
Series B, 3.11%, 11/15/39 (Call 05/15/39)	383	415,291
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	713	705,029
2.34%, 01/01/30 (Call 10/01/29)	1,411	1,452,483
2.91%, 01/01/51 (Call 07/01/50)	1,292	1,267,129
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	955	993,830
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	388	410,341
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,159	2,536,588
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	325	375,134
4.19%, 11/15/45 (Call 05/15/45)	1,208	1,447,075
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,081	1,067,401
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	4,350	4,174,042
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,312	2,563,199
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	455	456,101
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	975	1,000,545
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,325	1,266,223
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	1,536	1,408,712
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,678	2,036,169
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	325	306,069
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	638	766,685
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	818	788,519
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	261	247,746
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,125	1,304,674
City of Hope, Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	167	198,882
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	688	696,710
2.76%, 10/01/24 (Call 07/01/24)	3,374	3,591,049

Security	Par (000)	Value

Health Care - Services (continued)
2.78%, 10/01/30 (Call 04/01/30)	$609	$632,702
2.95%, 11/01/22	1,175	1,222,176
3.35%, 10/01/29 (Call 04/01/29)	2,450	2,651,488
3.82%, 10/01/49 (Call 04/01/49)	3,146	3,382,139
3.91%, 10/01/50 (Call 04/01/50)	1,209	1,279,666
4.19%, 10/01/49 (Call 04/01/49)	2,401	2,659,828
4.35%, 11/01/42	4,784	5,399,892
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	860	845,965
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	1,520	1,554,869
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,117	2,334,818
Dignity Health
4.50%, 11/01/42	875	945,840
5.27%, 11/01/64	1,405	1,790,701
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,611	1,894,745
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	485	580,676
4.50%, 07/01/57 (Call 01/01/57)	1,404	1,791,055
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,306	2,275,630
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,797	1,756,190
Hartford HealthCare Corp., 3.45%, 07/01/54	1,500	1,518,465
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	7,029	7,934,265
4.50%, 02/15/27 (Call 08/15/26)	4,131	4,715,247
4.75%, 05/01/23	4,035	4,374,828
5.00%, 03/15/24	1,185	1,327,567
5.13%, 06/15/39 (Call 12/15/38)	4,790	5,922,979
5.25%, 04/15/25	5,323	6,136,727
5.25%, 06/15/26 (Call 12/15/25)	5,333	6,241,637
5.25%, 06/15/49 (Call 12/15/48)	8,018	10,075,980
5.50%, 06/15/47 (Call 12/15/46)	5,692	7,295,721
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	2,801	2,916,289
3.13%, 08/15/29 (Call 05/15/29)	2,827	3,024,551
3.15%, 12/01/22 (Call 09/01/22)	3,076	3,198,763
3.85%, 10/01/24 (Call 07/01/24)	4,414	4,853,546
3.95%, 03/15/27 (Call 12/15/26)	4,772	5,423,664
3.95%, 08/15/49 (Call 02/15/49)	862	967,561
4.50%, 04/01/25 (Call 03/01/25)	2,083	2,357,685
4.63%, 12/01/42 (Call 06/01/42)	1,425	1,721,557
4.80%, 03/15/47 (Call 09/14/46)	3,360	4,180,882
4.88%, 04/01/30 (Call 01/01/30)	3,162	3,813,878
4.95%, 10/01/44 (Call 04/01/44)	2,556	3,205,735
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	2,042	2,378,134
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	1,229	1,366,181
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	255	276,191
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,561	3,016,167
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,225	3,573,526
3.50%, 04/01/22	775	801,567
4.15%, 05/01/47 (Call 11/01/46)	5,438	6,692,057
4.88%, 04/01/42	1,427	1,893,986
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	3,811	4,078,799

42	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	$1,513	$1,597,894
2.95%, 12/01/29 (Call 09/01/29)	397	425,175
3.20%, 02/01/22	900	923,508
3.25%, 09/01/24 (Call 07/01/24)	1,649	1,784,597
3.60%, 02/01/25 (Call 11/01/24)	5,440	5,939,283
3.60%, 09/01/27 (Call 06/01/27)	2,400	2,693,160
3.75%, 08/23/22 (Call 05/23/22)	1,560	1,622,603
4.00%, 11/01/23 (Call 08/01/23)	570	616,597
4.70%, 02/01/45 (Call 08/01/44)	3,949	4,845,857
Mass General Brigham Inc.
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,335	1,382,900
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,192	2,266,068
Mayo Clinic
3.77%, 11/15/43	195	223,066
Series 2016, 4.13%, 11/15/52	2,676	3,315,189
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	760	924,677
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,312	1,390,812
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	1,793	1,925,234
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,945	2,417,149
5.00%, 07/01/42	555	736,946
Series 2015, 4.20%, 07/01/55	2,099	2,644,404
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	756	758,381
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	971	1,132,390
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	1,606	1,537,938
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	633	664,201
Montefiore Obligated Group
4.29%, 09/01/50	1,606	1,704,946
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	2,687	3,197,584
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	2,263	2,437,160
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,260	2,416,347
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,496	1,505,230
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	903	863,015
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,739	1,626,904
2.61%, 08/01/60 (Call 02/01/60)	1,648	1,474,152
4.02%, 08/01/45	3,414	4,057,915
4.06%, 08/01/56	390	472,594
Series 2019, 3.95%, 08/01/19 (Call 02/01/19)	1,950	2,118,889
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	3,287	3,490,202
3.98%, 11/01/46 (Call 11/01/45)	1,830	1,977,553
4.26%, 11/01/47 (Call 11/01/46)	3,225	3,669,792
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	310	290,082
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	746	741,114
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,018	1,053,589
4.09%, 10/01/48 (Call 04/01/48)	1,162	1,345,410

Security	Par (000)	Value

Health Care - Services (continued)
Partners Healthcare System Inc.
Series 2015, 4.12%, 07/01/55	$199	$234,776
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,099	1,243,123
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,967	2,562,942
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	522	527,084
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	803	810,131
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,482	2,591,134
Series A, 3.93%, 10/01/48 (Call 04/01/48)	1,060	1,188,779
Series H, 2.75%, 10/01/26 (Call 07/01/26)	792	851,804
Series I, 3.74%, 10/01/47	1,890	2,073,821
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	4,251	4,472,392
2.95%, 06/30/30 (Call 03/30/30)	3,682	3,926,743
3.45%, 06/01/26 (Call 03/01/26)	2,627	2,896,609
3.50%, 03/30/25 (Call 12/30/24)	399	436,857
4.20%, 06/30/29 (Call 03/30/29)	1,928	2,250,959
4.25%, 04/01/24 (Call 01/01/24)	3,310	3,642,920
4.70%, 03/30/45 (Call 09/30/44)	1,136	1,376,571
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	343	392,821
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	344	358,255
3.95%, 07/01/46 (Call 07/01/45)	2,645	2,937,114
Seattle Children’s Hospital, 2.72%, 10/01/50 (Call 10/01/49)	1,080	992,272
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	646	609,566
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,523	1,619,056
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	1,923	2,046,668
Series A, 3.82%, 06/01/27 (Call 03/01/27)	15	17,447
Stanford Health Care
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	1,509	1,763,553
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	100	111,721
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,899	2,118,429
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,966	2,296,819
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	536	540,068
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,089	1,106,849
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	807	828,264
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	1,804	1,861,385
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	1,407	1,235,163
4.33%, 11/15/55	439	541,621
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	2,070	2,474,975
6.02%, 11/15/48	1,910	2,428,756
Series B, 5.33%, 11/15/28	1,477	1,740,733
Trinity Health Corp.
2.63%, 12/01/40 (Call 06/01/40)	536	522,445
4.13%, 12/01/45	391	459,151
Series 2019, 3.43%, 12/01/48	1,085	1,142,190
UnitedHealth Group Inc.
1.25%, 01/15/26	1,611	1,625,016
2.00%, 05/15/30	3,570	3,580,174
2.38%, 10/15/22	3,345	3,456,121
2.38%, 08/15/24	3,765	3,996,096

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.75%, 02/15/23 (Call 11/15/22)	$2,147	$2,235,843
2.75%, 05/15/40 (Call 11/15/39)	4,941	4,955,032
2.88%, 03/15/22 (Call 12/15/21)	4,346	4,434,702
2.88%, 03/15/23	5,441	5,717,022
2.88%, 08/15/29	3,594	3,892,338
2.90%, 05/15/50 (Call 11/15/49)	3,509	3,457,067
2.95%, 10/15/27	4,614	5,036,458
3.10%, 03/15/26	2,855	3,129,109
3.13%, 05/15/60 (Call 11/15/59)	3,594	3,568,914
3.35%, 07/15/22	6,258	6,516,393
3.38%, 04/15/27	3,053	3,410,109
3.45%, 01/15/27	3,818	4,264,477
3.50%, 06/15/23	2,628	2,816,375
3.50%, 02/15/24	1,486	1,613,900
3.50%, 08/15/39 (Call 02/15/39)	3,794	4,185,123
3.70%, 12/15/25	2,401	2,696,323
3.70%, 08/15/49 (Call 02/15/49)	2,777	3,117,655
3.75%, 07/15/25	8,209	9,168,796
3.75%, 10/15/47 (Call 04/15/47)	2,316	2,570,714
3.85%, 06/15/28	5,619	6,418,247
3.88%, 12/15/28	1,580	1,812,149
3.88%, 08/15/59 (Call 02/15/59)	3,010	3,434,952
3.95%, 10/15/42 (Call 04/15/42)	2,329	2,745,122
4.20%, 01/15/47 (Call 07/15/46)	4,999	5,895,171
4.25%, 03/15/43 (Call 09/15/42)	3,063	3,693,702
4.25%, 04/15/47 (Call 10/15/46)	5,079	6,083,728
4.25%, 06/15/48 (Call 12/15/47)	4,993	6,042,229
4.38%, 03/15/42 (Call 09/15/41)	169	206,488
4.45%, 12/15/48 (Call 06/15/48)	3,411	4,250,140
4.63%, 07/15/35	3,826	4,796,427
4.63%, 11/15/41 (Call 05/15/41)	3,421	4,285,110
4.75%, 07/15/45	6,685	8,504,189
5.70%, 10/15/40 (Call 04/15/40)	2,554	3,635,670
5.80%, 03/15/36	1,375	1,904,237
5.95%, 02/15/41 (Call 08/15/40)	1,470	2,119,931
6.50%, 06/15/37	4,700	6,971,604
6.63%, 11/15/37	2,353	3,533,124
6.88%, 02/15/38	2,873	4,424,880
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(c)	715	709,230
UPMC, Series D-1, 3.60%, 04/03/25	125	137,391
West Virginia United Health System Obligated Group, 3.13%, 06/01/50 (Call 12/01/49)	338	329,151
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	2,523	3,104,072
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	2,676	2,409,818

		629,634,147

Holding Companies - Diversified — 0.0%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	600	592,932
3.25%, 07/15/25 (Call 06/15/25)	3,405	3,564,116
3.50%, 02/10/23 (Call 01/10/23)	3,038	3,188,472
3.88%, 01/15/26 (Call 12/15/25)	1,366	1,459,790
4.20%, 06/10/24 (Call 05/10/24)	2,274	2,471,292
4.25%, 03/01/25 (Call 01/01/25)	1,691	1,829,239
Blackstone Secured Lending Fund
3.63%, 01/15/26 (Call 12/15/25)(c)	150	155,558
3.65%, 07/14/23(c)	50	52,191

Security	Par (000)	Value

Holding Companies - Diversified (continued)
FS KKR Capital Corp.
3.40%, 01/15/26 (Call 12/15/25)	$600	$600,102
4.13%, 02/01/25 (Call 01/01/25)	2,545	2,638,987
4.63%, 07/15/24 (Call 06/15/24)	3,005	3,219,287
4.75%, 05/15/22 (Call 04/15/22)	929	965,528
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	670	683,963
3.75%, 02/10/25 (Call 01/10/25)	946	1,006,279
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	450	468,589
Main Street Capital Corp., 5.20%, 05/01/24	1,504	1,630,516
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	3,821	3,948,698
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	201	207,002
3.75%, 07/22/25 (Call 06/22/25)	1,576	1,644,619
4.00%, 03/30/25 (Call 02/28/25)	2,097	2,215,963
4.25%, 01/15/26 (Call 12/15/25)	1,310	1,396,394
5.25%, 04/15/24 (Call 03/15/24)	1,222	1,339,837
Prospect Capital Corp., 3.71%, 01/22/26 (Call 12/22/25)	275	273,922
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	350	347,413
3.88%, 11/01/24 (Call 10/01/24)	1,486	1,572,738

		37,473,427

Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	610	602,729
2.50%, 10/15/24 (Call 09/15/24)	1,355	1,434,240
2.60%, 10/15/25 (Call 09/15/25)	359	380,418
4.38%, 09/15/22 (Call 06/15/22)	625	655,394
4.75%, 02/15/23 (Call 11/15/22)	2,145	2,294,871
5.75%, 08/15/23 (Call 05/15/23)	2,745	3,049,420
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	3,585	3,937,047
4.75%, 11/15/22 (Call 08/15/22)	150	158,247
4.75%, 05/30/25 (Call 02/28/25)	3,100	3,493,297
4.75%, 11/29/27 (Call 05/29/27)	3,070	3,561,323
4.88%, 12/15/23 (Call 09/15/23)	3,100	3,401,134
5.00%, 06/15/27 (Call 12/15/26)	224	260,839
5.25%, 06/01/26 (Call 12/01/25)	2,421	2,819,497
5.88%, 11/15/24 (Call 05/15/24)	3,010	3,451,988
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	388	411,447
3.95%, 09/15/22 (Call 06/15/22)	1,399	1,460,416
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(b)	745	871,419
5.50%, 03/01/26 (Call 12/01/25)	200	235,064
6.00%, 02/15/35	4,248	5,573,843
6.38%, 05/15/33	4,606	6,071,445
7.88%, 06/15/32	374	537,958

		44,662,036

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	800	885,184
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	353	363,551
3.50%, 11/15/27 (Call 08/15/27)	1,385	1,497,407
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,434,928

44	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
4.40%, 03/15/29 (Call 12/15/28)	$3,662	$4,153,257
Whirlpool Corp.
3.70%, 05/01/25	1,576	1,736,405
4.00%, 03/01/24	838	918,632
4.50%, 06/01/46 (Call 12/01/45)	1,433	1,667,453
4.60%, 05/15/50 (Call 11/15/49)	1,375	1,640,925
4.70%, 06/01/22	1,311	1,376,983
4.75%, 02/26/29 (Call 11/26/28)	1,976	2,340,532

		19,015,257

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 01/30/30)	1,055	1,094,372
4.88%, 12/06/28 (Call 09/06/28)	2,406	2,871,032
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	2,501	2,567,977
2.88%, 10/01/22	1,080	1,121,148
3.15%, 08/01/27 (Call 05/01/27)	2,129	2,337,557
3.95%, 08/01/47 (Call 02/01/47)	2,394	2,751,185
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	1,044	1,027,014
3.05%, 09/15/22 (Call 06/15/22)	1,889	1,954,397
3.10%, 10/01/27 (Call 07/01/27)	2,039	2,248,997
3.50%, 12/15/24 (Call 09/15/24)	1,651	1,818,741
3.90%, 05/15/28 (Call 02/15/28)	2,158	2,463,637
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	806	794,442
2.40%, 06/01/23	10	10,457
2.75%, 02/15/26	985	1,068,883
2.88%, 02/07/50 (Call 08/07/49)	2,879	2,931,225
3.05%, 08/15/25	963	1,050,171
3.10%, 03/26/30 (Call 12/26/29)	1,308	1,439,493
3.20%, 04/25/29 (Call 01/25/29)	1,010	1,116,292
3.20%, 07/30/46 (Call 01/30/46)	3,230	3,468,632
3.90%, 05/04/47 (Call 11/04/46)	2,647	3,172,932
3.95%, 11/01/28 (Call 08/01/28)	1,852	2,148,635
5.30%, 03/01/41	1,415	1,915,783
6.63%, 08/01/37	483	746,076

		42,119,078

Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	520	796,281
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	2,340	2,660,908
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	547	593,139
3.25%, 03/17/25	4,619	5,017,112
3.60%, 04/01/30 (Call 01/01/30)	5,138	5,789,498
3.63%, 06/15/23	812	871,706
3.63%, 11/15/24	3,362	3,726,979
4.00%, 10/15/46 (Call 04/15/46)	1,045	1,199,524
4.75%, 01/15/49 (Call 07/15/48)	2,318	2,998,518
Alleghany Corp.
3.63%, 05/15/30 (Call 02/15/30)	4,232	4,722,870
4.90%, 09/15/44 (Call 03/15/44)	1,175	1,452,394
4.95%, 06/27/22	2,157	2,280,682
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,325	2,518,138
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	405	400,974
1.45%, 12/15/30 (Call 09/15/30)	579	553,414
3.15%, 06/15/23	893	949,884

Security	Par (000)	Value

Insurance (continued)
3.28%, 12/15/26 (Call 09/15/26)	$1,967	$2,198,732
3.85%, 08/10/49 (Call 02/10/49)	2,148	2,519,131
4.20%, 12/15/46 (Call 06/15/46)	2,017	2,470,200
4.50%, 06/15/43	576	726,762
5.35%, 06/01/33	1,334	1,757,959
5.55%, 05/09/35	2,256	3,170,289
5.95%, 04/01/36	188	260,344
6.50%, 05/15/67 (Call 05/15/37)(a)	1,901	2,501,868
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	4,267	4,560,698
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,128	1,270,669
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	2,262	2,481,482
4.50%, 06/15/47 (Call 12/15/46)	45	53,114
5.25%, 04/02/30 (Call 01/02/30)	77	93,733
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	4,050	4,281,052
3.40%, 06/30/30 (Call 03/30/30)	5,259	5,765,757
3.75%, 07/10/25 (Call 04/10/25)	3,329	3,672,719
3.88%, 01/15/35 (Call 07/15/34)	4,956	5,659,653
3.90%, 04/01/26 (Call 01/01/26)	8,114	9,093,279
4.13%, 02/15/24	1,820	2,009,062
4.20%, 04/01/28 (Call 01/01/28)	4,190	4,835,972
4.25%, 03/15/29 (Call 12/15/28)	5,264	6,122,032
4.38%, 06/30/50 (Call 12/30/49)	3,124	3,738,147
4.38%, 01/15/55 (Call 07/15/54)	3,896	4,615,202
4.50%, 07/16/44 (Call 01/16/44)	5,911	7,074,876
4.70%, 07/10/35 (Call 01/10/35)	2,448	3,016,621
4.75%, 04/01/48 (Call 10/01/47)	1,654	2,056,220
4.80%, 07/10/45 (Call 01/10/45)	6,530	8,077,088
4.88%, 06/01/22	8,133	8,583,894
6.25%, 05/01/36	4,336	6,057,869
8.18%, 05/15/68 (Call 05/15/38)(a)	939	1,361,794
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	761	863,735
Aon Corp.
2.20%, 11/15/22	3,468	3,576,167
2.80%, 05/15/30 (Call 02/15/30)	6,021	6,361,307
3.75%, 05/02/29 (Call 02/02/29)	2,352	2,658,042
4.50%, 12/15/28 (Call 09/15/28)	4,216	4,961,262
6.25%, 09/30/40	2,114	3,015,177
8.21%, 01/01/27	140	185,829
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	1,133	1,226,065
3.88%, 12/15/25 (Call 09/15/25)	593	663,437
4.00%, 11/27/23 (Call 08/27/23)	673	730,589
4.60%, 06/14/44 (Call 03/14/44)	2,431	2,999,878
4.75%, 05/15/45 (Call 11/15/44)	2,184	2,759,069
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,017	1,161,322
5.03%, 12/15/46 (Call 06/15/46)	809	1,021,905
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,805	5,067,257
7.35%, 05/01/34	600	884,898
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,195	2,792,413
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	981	1,075,696
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	151	166,576
4.00%, 03/15/23	4,070	4,347,411
4.20%, 09/27/23 (Call 08/27/23)	626	680,813
4.90%, 03/27/28 (Call 12/27/27)	355	414,413

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	$2,251	$2,555,290
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	950	991,363
4.13%, 01/12/28 (Call 10/12/27)	4,293	4,749,045
6.15%, 04/03/30 (Call 01/03/30)	692	854,336
AXA SA, 8.60%, 12/15/30	1,908	2,963,200
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,904	2,116,372
4.90%, 01/15/40 (Call 01/15/30)(a)	1,675	1,713,743
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	286	324,533
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	5,225	5,086,381
1.85%, 03/12/30 (Call 12/12/29)	2,351	2,373,476
2.50%, 01/15/51 (Call 07/15/50)	4,335	3,936,223
2.85%, 10/15/50 (Call 04/15/50)	3,090	3,011,050
3.00%, 05/15/22	1,632	1,686,182
4.20%, 08/15/48 (Call 02/15/48)	6,887	8,300,901
4.25%, 01/15/49 (Call 07/15/48)	8,004	9,715,896
4.30%, 05/15/43	2,017	2,481,979
4.40%, 05/15/42	3,643	4,518,267
5.75%, 01/15/40	2,723	3,925,150
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	9,386	9,809,402
3.00%, 02/11/23	1,647	1,733,039
3.13%, 03/15/26 (Call 12/15/25)	11,061	12,155,707
4.50%, 02/11/43	3,830	4,835,030
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	6,532	7,098,912
4.70%, 06/22/47 (Call 12/22/46)	1,588	1,663,716
5.63%, 05/15/30 (Call 02/15/30)	4,278	5,173,171
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	721	721,238
4.20%, 09/15/24 (Call 06/15/24)	1,007	1,122,745
4.50%, 03/15/29 (Call 12/15/28)	1,280	1,483,213
Chubb Corp. (The), 6.00%, 05/11/37	3,440	4,971,488
Chubb INA Holdings Inc.
2.70%, 03/13/23	88	92,201
2.88%, 11/03/22 (Call 09/03/22)	1,493	1,550,779
3.15%, 03/15/25	1,955	2,121,410
3.35%, 05/03/26 (Call 02/03/26)	1,412	1,560,076
4.15%, 03/13/43	2,315	2,812,401
4.35%, 11/03/45 (Call 05/03/45)	5,630	7,085,862
6.70%, 05/15/36	65	98,638
Cincinnati Financial Corp., 6.92%, 05/15/28	553	714,078
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	300	294,771
3.45%, 08/15/27 (Call 05/10/27)	2,757	3,066,335
3.90%, 05/01/29 (Call 02/01/29)	2,301	2,629,514
3.95%, 05/15/24 (Call 02/15/24)	2,893	3,166,302
4.50%, 03/01/26 (Call 12/01/25)	2,055	2,362,202
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	560	643,530
5.25%, 05/30/29 (Call 02/28/29)	1,880	2,226,221
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	2,006	2,074,084
4.95%, 06/01/29 (Call 03/01/29)	2,066	2,364,310
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	1,968	2,105,721

Security	Par (000)	Value

Insurance (continued)
4.35%, 04/20/28 (Call 01/20/28)	$4,207	$4,803,595
5.00%, 04/20/48 (Call 10/20/47)	6,542	8,233,500
7.00%, 04/01/28	122	156,420
Everest Reinsurance Holdings Inc.
3.50%, 10/15/50 (Call 04/15/50)	82	85,059
4.87%, 06/01/44	681	845,945
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	652	720,271
4.85%, 04/17/28 (Call 01/17/28)	1,984	2,217,795
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	1,689	1,681,923
3.40%, 06/15/30 (Call 03/15/30)	1,800	1,936,458
4.50%, 08/15/28 (Call 05/15/28)	1,702	1,961,061
5.50%, 09/01/22	2,868	3,074,238
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	70	78,852
4.60%, 11/15/24	1,963	2,178,518
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	4,127	4,078,962
3.80%, 09/15/22	1,375	1,444,094
4.55%, 09/15/28 (Call 06/15/28)	1,767	2,076,278
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	3,050	3,097,275
4.50%, 04/15/26 (Call 01/15/26)	1,335	1,536,558
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	1,906	2,020,932
3.60%, 08/19/49 (Call 02/19/49)	2,461	2,666,567
4.30%, 04/15/43	2,366	2,809,412
4.40%, 03/15/48 (Call 09/15/47)	1,333	1,627,966
5.95%, 10/15/36	1,739	2,391,438
6.10%, 10/01/41	2,269	3,216,171
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	100	98,739
4.35%, 02/15/25 (Call 11/15/24)	415	456,375
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	3,025	3,242,921
3.35%, 03/09/25	907	988,539
3.40%, 01/15/31 (Call 10/15/30)	650	717,853
3.63%, 12/12/26 (Call 09/15/26)	3,964	4,438,174
3.80%, 03/01/28 (Call 12/01/27)	1,042	1,181,805
4.00%, 09/01/23	115	125,063
4.20%, 03/15/22	2,355	2,447,316
4.35%, 03/01/48 (Call 09/01/47)	2,728	3,206,109
4.38%, 06/15/50 (Call 12/15/49)(b)	772	919,738
6.30%, 10/09/37	605	824,730
7.00%, 06/15/40	2,232	3,328,827
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,607	2,719,075
3.20%, 05/15/30 (Call 02/15/30)	3,630	3,992,419
3.75%, 04/01/26 (Call 01/01/26)	3,647	4,075,668
4.13%, 05/15/43 (Call 11/15/42)	2,427	2,748,383
6.00%, 02/01/35	82	110,991
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	140	147,487
4.06%, 02/24/32 (Call 02/24/27)(a)	3,651	4,006,498
4.15%, 03/04/26	6,741	7,705,839
5.38%, 03/04/46	903	1,251,179
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	945	1,026,563
3.50%, 11/01/27 (Call 08/01/27)	1,366	1,513,023

46	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.15%, 09/17/50 (Call 03/17/50)	$1,421	$1,651,387
4.30%, 11/01/47 (Call 05/01/47)	1,656	1,963,205
4.90%, 07/01/22	2,906	3,074,577
5.00%, 04/05/46	2,075	2,663,304
5.00%, 05/20/49 (Call 11/20/48)	1,080	1,415,102
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,540	2,578,405
3.30%, 03/14/23 (Call 01/14/23)	2,011	2,119,433
3.50%, 06/03/24 (Call 03/03/24)	3,918	4,246,328
3.50%, 03/10/25 (Call 12/10/24)	3,581	3,924,239
3.75%, 03/14/26 (Call 12/14/25)	3,079	3,444,570
3.88%, 03/15/24 (Call 02/15/24)	2,560	2,804,762
4.20%, 03/01/48 (Call 09/01/47)	3,095	3,722,635
4.35%, 01/30/47 (Call 07/30/46)	3,757	4,609,914
4.38%, 03/15/29 (Call 12/15/28)	5,447	6,391,292
4.75%, 03/15/39 (Call 09/15/38)	1,663	2,105,491
4.90%, 03/15/49 (Call 09/15/48)	2,696	3,570,421
5.88%, 08/01/33	260	354,224
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,035	2,283,535
MetLife Inc.
3.00%, 03/01/25	3,123	3,388,830
3.05%, 12/15/22	2,433	2,553,142
3.60%, 04/10/24	6,138	6,712,271
3.60%, 11/13/25 (Call 08/13/25)	2,203	2,453,569
4.05%, 03/01/45	2,797	3,323,899
4.13%, 08/13/42	2,748	3,273,308
4.55%, 03/23/30 (Call 12/23/29)	5,440	6,545,734
4.60%, 05/13/46 (Call 11/13/45)	1,949	2,498,131
4.72%, 12/15/44	3,846	4,945,533
4.88%, 11/13/43	3,020	3,968,733
5.70%, 06/15/35	3,998	5,609,914
5.88%, 02/06/41	5,092	7,320,819
6.38%, 06/15/34	826	1,210,825
6.40%, 12/15/36 (Call 12/15/31)	2,239	2,845,836
6.50%, 12/15/32	990	1,441,945
10.75%, 08/01/69 (Call 08/01/34)	1,832	3,091,885
Series D, 4.37%, 09/15/23	4,322	4,749,273
Munich Re America Corp., Series B, 7.45%, 12/15/26	150	200,323
Nationwide Financial Services Inc., 6.75%, 05/15/67	29	34,949
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	2,473	2,790,879
4.88%, 10/01/24 (Call 09/01/24)	2,576	2,918,196
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	2,191	2,453,285
Primerica Inc., 4.75%, 07/15/22	2,440	2,577,299
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	2,746	2,729,771
3.10%, 11/15/26 (Call 08/15/26)	2,848	3,120,411
3.13%, 05/15/23	1,224	1,297,061
3.30%, 09/15/22	1,053	1,099,522
3.40%, 05/15/25 (Call 02/15/25)	2,689	2,927,138
3.70%, 05/15/29 (Call 02/15/29)	881	992,843
4.30%, 11/15/46 (Call 05/15/46)	1,014	1,201,519
4.35%, 05/15/43	1,193	1,396,836
4.63%, 09/15/42	90	108,611
6.05%, 10/15/36	2,550	3,506,683
Progressive Corp. (The)
2.45%, 01/15/27	2,169	2,326,296
3.20%, 03/26/30 (Call 12/26/29)	3,141	3,491,221

Security	Par (000)	Value

Insurance (continued)
3.70%, 01/26/45	$150	$170,403
3.95%, 03/26/50 (Call 09/26/49)	1,628	1,963,759
4.00%, 03/01/29 (Call 12/01/28)	2,262	2,635,162
4.13%, 04/15/47 (Call 10/15/46)	5,868	7,146,050
4.20%, 03/15/48 (Call 09/15/47)	1,070	1,322,263
4.35%, 04/25/44	1,793	2,225,382
6.25%, 12/01/32	655	915,271
6.63%, 03/01/29	52	69,294
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,346	1,376,729
2.10%, 03/10/30 (Call 12/10/29)(b)	3,678	3,768,920
3.00%, 03/10/40 (Call 09/10/39)	2,632	2,699,853
3.50%, 05/15/24	2,302	2,520,989
3.70%, 10/01/50 (Call 07/01/30)(a)	80	81,906
3.70%, 03/13/51 (Call 09/13/50)	3,964	4,387,553
3.88%, 03/27/28 (Call 12/27/27)	779	899,550
3.91%, 12/07/47 (Call 06/07/47)	3,936	4,433,668
3.94%, 12/07/49 (Call 06/07/49)	5,459	6,242,585
4.35%, 02/25/50 (Call 08/25/49)	4,257	5,137,390
4.42%, 03/27/48 (Call 09/27/47)	2,298	2,779,500
4.50%, 09/15/47 (Call 09/15/27)(a)	3,087	3,342,912
4.60%, 05/15/44	2,581	3,189,574
5.20%, 03/15/44 (Call 03/15/24)(a)	4,406	4,689,174
5.38%, 05/15/45 (Call 05/15/25)(a)	3,362	3,713,564
5.63%, 06/15/43 (Call 06/15/23)(a)	7,375	7,902,534
5.70%, 12/14/36	1,385	1,922,020
5.70%, 09/15/48 (Call 09/15/28)(a)(b)	2,242	2,551,732
5.88%, 09/15/42 (Call 09/15/22)(a)	4,476	4,713,183
6.63%, 12/01/37	695	998,326
6.63%, 06/21/40	476	699,910
Series B, 5.75%, 07/15/33	167	221,238
Prudential PLC, 3.13%, 04/14/30	471	513,856
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	785	833,960
3.90%, 05/15/29 (Call 02/15/29)	3,640	4,066,171
3.95%, 09/15/26 (Call 06/15/26)	1,514	1,713,000
4.70%, 09/15/23	10	11,010
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,220	1,343,366
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	1,777	1,964,669
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	310	376,448
Sompo International Holdings Ltd., 4.70%, 10/15/22	2,755	2,933,992
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	700,755
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,495	2,312,003
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,091	1,962,947
3.75%, 05/15/46 (Call 11/15/45)	2,465	2,825,629
4.00%, 05/30/47 (Call 11/30/46)	2,952	3,516,275
4.05%, 03/07/48 (Call 09/07/47)	1,340	1,613,481
4.10%, 03/04/49 (Call 09/04/48)	1,916	2,335,202
4.30%, 08/25/45 (Call 02/25/45)	2,367	2,909,090
4.60%, 08/01/43	975	1,248,877
5.35%, 11/01/40	3,447	4,733,937
6.25%, 06/15/37	2,618	3,802,148
6.75%, 06/20/36	458	693,275
Travelers Property Casualty Corp., 6.38%, 03/15/33	723	1,038,734
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,162	1,324,204

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Unum Group
4.00%, 03/15/24	$1,170	$1,278,108
4.00%, 06/15/29 (Call 03/15/29)	2,891	3,196,665
4.50%, 03/15/25 (Call 02/15/25)	454	509,660
4.50%, 12/15/49 (Call 06/15/49)	745	764,728
5.75%, 08/15/42	2,380	2,862,093
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,734	2,942,823
3.65%, 06/15/26	2,332	2,623,337
4.70%, 01/23/48 (Call 01/23/28)(a)	698	720,210
4.80%, 06/15/46	1,919	2,359,219
5.65%, 05/15/53 (Call 05/15/23)(a)	10	10,671
5.70%, 07/15/43	2,263	2,976,094
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	1,809	1,921,104
3.60%, 05/15/24 (Call 03/15/24)	1,570	1,705,899
3.88%, 09/15/49 (Call 03/15/49)	3,051	3,426,639
4.50%, 09/15/28 (Call 06/15/28)	2,553	2,969,650
5.05%, 09/15/48 (Call 03/15/48)	2,427	3,168,230
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	1,269	1,438,703
4.63%, 03/15/22	1,850	1,927,626
4.75%, 08/01/44	710	865,966
XLIT Ltd.
4.45%, 03/31/25	2,170	2,451,861
5.25%, 12/15/43	625	843,244
5.50%, 03/31/45	2,330	3,123,039

		777,091,891

Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	225	219,485
2.70%, 02/09/41 (Call 08/09/40)	100	94,934
2.80%, 06/06/23 (Call 05/06/23)	961	1,006,359
3.15%, 02/09/51 (Call 08/09/50)	75	71,909
3.25%, 02/09/61 (Call 08/09/60)	250	239,732
3.40%, 12/06/27 (Call 09/06/27)	11,767	12,875,687
3.60%, 11/28/24 (Call 08/28/24)	8,549	9,358,163
4.00%, 12/06/37 (Call 06/06/37)	3,855	4,354,685
4.20%, 12/06/47 (Call 06/06/47)	5,350	6,102,959
4.40%, 12/06/57 (Call 06/06/57)	2,900	3,458,743
4.50%, 11/28/34 (Call 05/28/34)	4,582	5,422,293
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	2,110	2,080,354
0.80%, 08/15/27 (Call 06/15/27)	4,869	4,733,009
1.10%, 08/15/30 (Call 05/15/30)	5,417	5,124,103
1.90%, 08/15/40 (Call 02/15/40)	4,643	4,175,589
2.00%, 08/15/26 (Call 05/15/26)	7,803	8,212,111
2.05%, 08/15/50 (Call 02/15/50)	8,153	7,026,500
2.25%, 08/15/60 (Call 02/15/60)	1,445	1,223,727
3.38%, 02/25/24	2,391	2,600,141
Amazon.com Inc.
0.40%, 06/03/23	1,784	1,789,388
0.80%, 06/03/25 (Call 05/03/25)	734	733,420
1.20%, 06/03/27 (Call 04/03/27)	750	745,912
1.50%, 06/03/30 (Call 03/03/30)	4,790	4,670,537
2.40%, 02/22/23 (Call 01/22/23)	7,843	8,158,994
2.50%, 11/29/22 (Call 08/29/22)	3,792	3,918,767
2.50%, 06/03/50 (Call 12/03/49)	5,926	5,481,313
2.70%, 06/03/60 (Call 12/03/59)	7,155	6,603,922
2.80%, 08/22/24 (Call 06/22/24)	9,879	10,627,235

Security	Par (000)	Value

Internet (continued)
3.15%, 08/22/27 (Call 05/22/27)	$11,415	$12,659,806
3.80%, 12/05/24 (Call 09/05/24)	6,565	7,302,906
3.88%, 08/22/37 (Call 02/22/37)	10,887	12,798,322
4.05%, 08/22/47 (Call 02/22/47)	12,918	15,413,370
4.25%, 08/22/57 (Call 02/22/57)	6,406	8,001,222
4.80%, 12/05/34 (Call 06/05/34)	3,727	4,830,900
4.95%, 12/05/44 (Call 06/05/44)	8,293	11,171,252
5.20%, 12/03/25 (Call 09/03/25)	2,596	3,084,957
Baidu Inc.
2.88%, 07/06/22	694	712,627
3.08%, 04/07/25 (Call 03/07/25)	385	408,235
3.43%, 04/07/30 (Call 01/07/30)	350	377,412
3.50%, 11/28/22	2,100	2,192,925
3.63%, 07/06/27	634	701,591
3.88%, 09/29/23 (Call 08/29/23)	2,543	2,726,249
4.13%, 06/30/25	1,970	2,179,470
4.38%, 05/14/24 (Call 04/14/24)	2,714	2,989,824
4.38%, 03/29/28 (Call 12/29/27)	1,850	2,094,107
4.88%, 11/14/28 (Call 08/14/28)	2,985	3,516,121
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,428	2,535,172
3.55%, 03/15/28 (Call 12/15/27)	2,933	3,280,414
3.60%, 06/01/26 (Call 03/01/26)	3,600	3,985,884
3.65%, 03/15/25 (Call 12/15/24)	2,925	3,202,641
4.10%, 04/13/25 (Call 03/13/25)	930	1,036,364
4.50%, 04/13/27 (Call 02/13/27)	87	101,613
4.63%, 04/13/30 (Call 01/13/30)	4,064	4,849,693
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,853	1,918,374
3.80%, 08/24/27 (Call 05/24/27)	3,008	3,393,596
4.50%, 06/20/28 (Call 03/20/28)	827	965,225
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	3,150	3,251,209
2.60%, 07/15/22 (Call 04/15/22)	3,239	3,317,999
2.70%, 03/11/30 (Call 12/11/29)	3,424	3,555,036
2.75%, 01/30/23 (Call 12/30/22)	2,970	3,097,977
3.45%, 08/01/24 (Call 05/01/24)	4,349	4,716,664
3.60%, 06/05/27 (Call 03/05/27)	4,219	4,712,117
3.80%, 03/09/22 (Call 02/09/22)	3,335	3,443,121
4.00%, 07/15/42 (Call 01/15/42)	1,551	1,731,986
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	2,285	2,263,864
3.25%, 02/15/30 (Call 11/15/29)	2,519	2,576,912
3.60%, 12/15/23 (Call 11/15/23)(c)	1,211	1,290,526
3.80%, 02/15/28 (Call 11/15/27)	1,249	1,338,566
4.50%, 08/15/24 (Call 05/15/24)	1,904	2,092,629
4.63%, 08/01/27 (Call 05/01/27)(c)	289	321,553
5.00%, 02/15/26 (Call 11/15/25)	4,077	4,611,454
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	2,265	2,415,690
3.88%, 04/29/26	885	973,606
4.13%, 01/14/50 (Call 07/14/49)	2,930	3,077,145
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	2,546	2,708,206
2.95%, 04/01/22 (Call 02/01/22)	1,177	1,205,860
3.30%, 04/01/27 (Call 01/01/27)	4,132	4,578,876
3.63%, 04/01/25 (Call 01/01/25)	1,269	1,396,712
3.75%, 04/01/24 (Call 03/01/24)	1,600	1,748,720

48	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	$550	$544,483
2.00%, 09/03/30 (Call 06/03/30)	560	539,426
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	1,634	1,656,713
3.50%, 07/05/24 (Call 06/05/24)	1,490	1,574,632

		304,281,925

Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,707	3,849,089
2.70%, 06/01/30 (Call 03/01/30)	2,734	2,873,598
2.98%, 12/15/55 (Call 06/15/55)(c)	5,352	5,154,244
3.95%, 05/01/28 (Call 02/01/28)	842	963,644
4.00%, 08/01/23 (Call 05/01/23)	5,615	6,043,256
4.13%, 09/15/22 (Call 06/15/22)	822	860,831
5.20%, 08/01/43 (Call 02/01/43)	135	179,935
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	2,503	2,505,603
4.50%, 04/15/23 (Call 01/15/23)	3,984	4,275,509
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	350	352,499
2.40%, 06/15/25 (Call 05/15/25)	797	837,177
2.80%, 12/15/24 (Call 11/15/24)	2,495	2,669,600
3.25%, 01/15/31 (Call 10/15/30)	1,703	1,826,502
3.25%, 10/15/50 (Call 04/15/50)	1,499	1,455,424
3.45%, 04/15/30 (Call 01/15/30)	1,139	1,241,670
5.00%, 12/15/26 (Call 12/15/21)	1,958	2,063,947
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	645	689,253
6.25%, 08/10/26	5,556	6,749,540
6.88%, 11/21/36	7,092	9,732,068
6.88%, 11/10/39	5,527	7,625,712
8.25%, 01/17/34	708	1,032,257
Vale SA, 5.63%, 09/11/42	691	869,230

		63,850,588

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,864	3,075,707
4.63%, 07/28/45 (Call 01/28/45)	1,854	2,002,691

		5,078,398

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,821	1,943,098
3.70%, 01/15/31 (Call 10/15/30)	700	746,368
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	3,297	3,453,739
4.38%, 09/15/28 (Call 06/15/28)	2,591	2,820,485
4.85%, 03/15/26 (Call 12/15/25)	4,435	4,945,823
5.38%, 04/23/25 (Call 03/23/25)	190	213,950
5.75%, 04/23/30 (Call 01/23/30)	651	775,719
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	1,889	1,958,024
3.20%, 08/08/24 (Call 07/08/24)	4,062	4,267,090
3.50%, 08/18/26 (Call 06/18/26)	5,107	5,409,641
3.90%, 08/08/29 (Call 05/08/29)	2,557	2,721,645
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,000	2,139,000
3.75%, 03/15/25 (Call 12/15/24)	2,588	2,773,197
3.75%, 10/01/25 (Call 07/01/25)	2,370	2,549,267

Security	Par (000)	Value

Lodging (continued)
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	$1,819	$2,054,615
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	4,714	5,443,916
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,457	5,074,606
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,292	1,366,368
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,233	3,397,657
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,509	1,636,224
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	146	157,601
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	350	372,712
4.38%, 06/18/30 (Call 03/18/30)	3,500	3,838,870
4.60%, 08/08/23 (Call 07/08/23)	3,863	4,136,616
5.13%, 08/08/25 (Call 06/08/25)	5,476	6,150,424
5.40%, 08/08/28 (Call 05/08/28)	5,451	6,288,982

		76,635,637

Machinery — 0.3%
ABB Finance USA Inc., 2.88%, 05/08/22	7,006	7,213,727
Caterpillar Financial Services Corp.
0.45%, 09/14/23	350	350,500
0.65%, 07/07/23	671	676,100
0.95%, 05/13/22	745	750,982
1.10%, 09/14/27	614	604,354
1.45%, 05/15/25	280	285,516
1.90%, 09/06/22	2,815	2,883,602
1.95%, 11/18/22	2,374	2,440,258
2.15%, 11/08/24	4,166	4,396,963
2.40%, 06/06/22	3,098	3,182,049
2.40%, 08/09/26	2,236	2,375,392
2.55%, 11/29/22	4,837	5,027,578
2.63%, 03/01/23	1,544	1,614,993
2.85%, 06/01/22	1,503	1,551,291
2.85%, 05/17/24	2,883	3,094,872
2.95%, 02/26/22	1,468	1,507,328
3.25%, 12/01/24	2,500	2,741,450
3.30%, 06/09/24	4,473	4,861,883
3.45%, 05/15/23	5,961	6,368,494
3.65%, 12/07/23	1,034	1,126,481
3.75%, 11/24/23	2,883	3,145,555
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,376	4,481,680
2.60%, 09/19/29 (Call 06/19/29)	2,564	2,719,635
2.60%, 04/09/30 (Call 01/09/30)	4,805	5,084,507
3.25%, 09/19/49 (Call 03/19/49)	4,414	4,718,522
3.25%, 04/09/50 (Call 10/09/49)	4,537	4,844,064
3.40%, 05/15/24 (Call 02/15/24)	3,783	4,102,361
3.80%, 08/15/42	5,013	5,852,427
4.30%, 05/15/44 (Call 11/15/43)	2,122	2,637,540
4.75%, 05/15/64 (Call 11/15/63)	1,887	2,575,963
5.20%, 05/27/41	1,396	1,889,179
5.30%, 09/15/35	425	566,011
6.05%, 08/15/36	927	1,328,576
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	1,400	1,441,076
1.95%, 07/02/23	373	384,723
4.20%, 01/15/24	1,861	2,039,470
4.38%, 04/05/22	2,788	2,900,635
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	3,349	3,780,653
4.50%, 08/15/23	1,855	2,026,216

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	$378	$382,774
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,092,000
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	5,199	5,324,192
2.75%, 04/15/25 (Call 03/15/25)	2,599	2,794,055
2.88%, 09/07/49 (Call 03/07/49)	1,580	1,599,955
3.10%, 04/15/30 (Call 01/15/30)	2,991	3,287,498
3.75%, 04/15/50 (Call 10/15/49)	5,811	6,846,694
3.90%, 06/09/42 (Call 12/09/41)	3,477	4,128,138
5.38%, 10/16/29	840	1,073,764
7.13%, 03/03/31	475	677,963
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,115	2,256,155
3.15%, 11/15/25 (Call 08/15/25)	2,321	2,521,093
5.38%, 10/15/35	77	99,148
5.38%, 03/01/41 (Call 12/01/40)	1,985	2,493,140
Flowserve Corp.
3.50%, 10/01/30 (Call 07/01/30)	735	778,093
4.00%, 11/15/23 (Call 08/15/23)	2,455	2,605,295
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	607	644,161
John Deere Capital Corp.
0.40%, 10/10/23	639	641,038
0.55%, 07/05/22	396	397,505
0.70%, 07/05/23	2,379	2,401,981
0.70%, 01/15/26	5,050	4,972,886
1.20%, 04/06/23	440	448,180
1.45%, 01/15/31	5,275	5,069,750
1.75%, 03/09/27	1,941	1,988,322
1.95%, 06/13/22	1,887	1,927,419
2.05%, 01/09/25	3,685	3,858,453
2.15%, 09/08/22	3,665	3,768,096
2.25%, 09/14/26	1,893	2,012,089
2.45%, 01/09/30	3,249	3,437,020
2.60%, 03/07/24	2,800	2,984,072
2.65%, 06/24/24	3,630	3,876,622
2.65%, 06/10/26	449	484,440
2.70%, 01/06/23	1,715	1,791,009
2.75%, 03/15/22	906	929,547
2.80%, 01/27/23	501	525,033
2.80%, 03/06/23	6,023	6,326,680
2.80%, 09/08/27	2,500	2,715,375
2.80%, 07/18/29	1,611	1,736,062
2.95%, 04/01/22	1,328	1,366,937
3.05%, 01/06/28	675	738,274
3.35%, 06/12/24	695	757,446
3.40%, 09/11/25	494	546,028
3.45%, 06/07/23	1,389	1,486,661
3.45%, 01/10/24	836	909,016
3.45%, 03/13/25	3,763	4,142,687
3.45%, 03/07/29	2,119	2,392,309
3.65%, 10/12/23	1,732	1,883,671
nVent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	1,292	1,355,489
4.55%, 04/15/28 (Call 01/15/28)	2,024	2,152,261
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	242	255,915
4.60%, 05/15/28 (Call 02/15/28)	1,201	1,380,153
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	4,254	4,433,774

Security	Par (000)	Value

Machinery (continued)
2.29%, 04/05/27 (Call 02/05/27)	$353	$368,987
2.57%, 02/15/30 (Call 11/15/29)	5,745	5,919,131
3.11%, 02/15/40 (Call 08/15/39)	3,123	3,220,094
3.36%, 02/15/50 (Call 08/15/49)	2,056	2,128,186
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	1,042	1,112,648
3.50%, 03/01/29 (Call 12/01/28)	783	885,009
4.20%, 03/01/49 (Call 09/01/48)	2,418	2,990,413
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	438	465,331
3.45%, 11/15/26 (Call 08/15/26)	2,694	2,910,301
4.40%, 03/15/24 (Call 02/15/24)	5,100	5,568,690
4.95%, 09/15/28 (Call 06/15/28)	4,933	5,745,712
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,277	2,329,667
2.25%, 01/30/31 (Call 10/30/30)	589	596,021
3.25%, 11/01/26 (Call 08/01/26)	3,298	3,641,750
4.38%, 11/01/46 (Call 05/01/46)	630	740,552

		262,891,416

Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	1,627	1,673,109
2.00%, 06/26/22	1,178	1,205,707
2.00%, 02/14/25 (Call 01/14/25)	2,998	3,135,548
2.25%, 03/15/23 (Call 02/15/23)	4,579	4,759,825
2.25%, 09/19/26 (Call 06/19/26)	2,705	2,863,324
2.38%, 08/26/29 (Call 05/26/29)	3,272	3,412,369
2.65%, 04/15/25 (Call 03/15/25)	740	791,571
2.75%, 03/01/22 (Call 02/01/22)	1,501	1,534,367
2.88%, 10/15/27 (Call 07/15/27)	3,308	3,624,212
3.00%, 08/07/25	1,248	1,359,796
3.05%, 04/15/30 (Call 01/15/30)	808	883,031
3.13%, 09/19/46 (Call 03/19/46)	2,959	3,065,524
3.25%, 02/14/24 (Call 01/14/24)	3,699	3,995,179
3.25%, 08/26/49 (Call 02/26/49)	1,876	1,993,907
3.38%, 03/01/29 (Call 12/01/28)	3,038	3,390,438
3.63%, 09/14/28 (Call 06/14/28)	1,945	2,209,598
3.63%, 10/15/47 (Call 04/15/47)	4,051	4,554,458
3.70%, 04/15/50 (Call 10/15/49)	4,040	4,599,500
3.88%, 06/15/44	2,175	2,511,799
4.00%, 09/14/48 (Call 03/14/48)	3,620	4,311,239
5.70%, 03/15/37	992	1,356,758
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	2,974	3,073,807
3.50%, 12/01/24 (Call 10/01/24)	2,217	2,413,094
3.75%, 11/15/22 (Call 08/15/22)	2,470	2,578,803
3.75%, 12/01/27 (Call 09/01/27)	1,203	1,354,891
Eaton Corp.
2.75%, 11/02/22	4,049	4,211,446
3.10%, 09/15/27 (Call 06/15/27)	2,047	2,262,058
3.92%, 09/15/47 (Call 02/15/47)	2,074	2,360,668
4.00%, 11/02/32	2,287	2,683,497
4.15%, 11/02/42	1,500	1,778,670
General Electric Co.
2.70%, 10/09/22	7,149	7,412,369
3.10%, 01/09/23	155	162,807
3.15%, 09/07/22	10	10,419
3.38%, 03/11/24	1,983	2,142,889
3.45%, 05/15/24 (Call 02/13/24)	4,671	5,040,243
3.45%, 05/01/27 (Call 03/01/27)	4,296	4,715,032

50	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.63%, 05/01/30 (Call 02/01/30)	$4,152	$4,527,548
4.13%, 10/09/42	3,810	4,206,011
4.25%, 05/01/40 (Call 11/01/39)	4,632	5,160,650
4.35%, 05/01/50 (Call 11/01/49)	11,722	13,039,904
4.50%, 03/11/44	2,119	2,427,950
5.55%, 01/05/26	318	378,881
5.88%, 01/14/38	11,016	14,448,145
6.15%, 08/07/37	6,214	8,308,429
6.75%, 03/15/32	11,836	15,969,013
6.88%, 01/10/39	6,403	9,118,832
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5,915	6,395,121
3.50%, 03/01/24 (Call 12/01/23)	4,282	4,646,056
3.90%, 09/01/42 (Call 03/01/42)	1,511	1,820,135
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,327,125
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	950	1,012,700
3.25%, 03/01/27 (Call 12/01/26)	3,511	3,860,871
3.25%, 06/14/29 (Call 03/14/29)	1,788	1,950,136
3.30%, 11/21/24 (Call 08/21/24)	563	612,792
3.50%, 09/15/22	1,657	1,734,813
4.00%, 06/14/49 (Call 12/14/48)	2,870	3,367,514
4.10%, 03/01/47 (Call 09/01/46)	1,901	2,247,172
4.20%, 11/21/34 (Call 05/21/34)	1,057	1,245,495
4.45%, 11/21/44 (Call 05/21/44)	1,382	1,704,628
6.25%, 05/15/38	2,341	3,305,422
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,106	1,277,706
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,700	3,653,380
3.00%, 06/01/30 (Call 03/01/30)	571	593,103
3.65%, 03/15/27 (Call 12/15/26)	3,769	4,125,284
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,340,663
3.90%, 09/17/29 (Call 06/17/29)	1,759	1,952,121
4.00%, 03/15/26 (Call 12/15/25)	3,339	3,712,467
4.30%, 03/01/24 (Call 12/01/23)	2,635	2,876,629
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,298	2,588,100
4.25%, 06/15/23	3,224	3,492,624
4.30%, 02/21/48 (Call 08/21/47)	713	850,181
5.75%, 06/15/43	1,162	1,636,991
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	4,383	4,837,605
3.55%, 11/01/24 (Call 08/01/24)	1,430	1,563,347
3.80%, 03/21/29 (Call 12/21/28)	4,355	4,945,538
4.50%, 03/21/49 (Call 09/21/48)	2,000	2,469,420
4.65%, 11/01/44 (Call 05/01/44)	1,013	1,247,327

		256,409,781

Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	7,465	7,108,173
2.80%, 04/01/31 (Call 01/01/31)	4,337	4,376,250
3.50%, 06/01/41 (Call 12/01/40)	2,000	1,921,960
3.70%, 04/01/51 (Call 10/01/50)	8,369	7,871,965
3.75%, 02/15/28 (Call 11/15/27)	3,936	4,309,723
3.85%, 04/01/61 (Call 10/01/60)	6,815	6,246,016
3.90%, 06/01/52 (Call 12/01/51)	1,000	972,700
4.20%, 03/15/28 (Call 12/15/27)	4,203	4,719,465
4.46%, 07/23/22 (Call 05/23/22)	11,352	11,876,916
4.50%, 02/01/24 (Call 01/01/24)	2,564	2,822,759

Security	Par (000)	Value

Media (continued)
4.80%, 03/01/50 (Call 09/01/49)	$8,862	$9,640,527
4.91%, 07/23/25 (Call 04/23/25)	13,832	15,761,979
5.05%, 03/30/29 (Call 12/30/28)	4,812	5,642,696
5.13%, 07/01/49 (Call 01/01/49)	5,565	6,317,054
5.38%, 04/01/38 (Call 10/01/37)	1,452	1,739,104
5.38%, 05/01/47 (Call 11/01/46)	8,179	9,520,111
5.75%, 04/01/48 (Call 10/01/47)	6,805	8,382,739
6.38%, 10/23/35 (Call 04/23/35)	7,885	10,461,739
6.48%, 10/23/45 (Call 04/23/45)	12,205	16,321,746
6.83%, 10/23/55 (Call 04/23/55)	2,128	2,979,072
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	3,651	4,221,323
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10,610	10,043,956
1.95%, 01/15/31 (Call 10/15/30)	7,141	7,025,459
2.35%, 01/15/27 (Call 10/15/26)	1,966	2,070,886
2.45%, 08/15/52 (Call 02/15/52)	10,390	9,111,303
2.65%, 02/01/30 (Call 11/01/29)	3,520	3,688,995
2.65%, 08/15/62 (Call 02/15/62)	5,729	5,058,191
2.80%, 01/15/51 (Call 07/15/50)	8,316	7,811,219
3.00%, 02/01/24 (Call 01/01/24)	2,825	3,024,134
3.10%, 04/01/25 (Call 03/01/25)	1,634	1,769,687
3.15%, 03/01/26 (Call 12/01/25)	9,192	10,047,591
3.15%, 02/15/28 (Call 11/15/27)	4,102	4,488,203
3.20%, 07/15/36 (Call 01/15/36)	6,570	7,030,294
3.25%, 11/01/39 (Call 05/01/39)	1,697	1,806,321
3.30%, 02/01/27 (Call 11/01/26)	3,731	4,119,845
3.30%, 04/01/27 (Call 02/01/27)	1,862	2,059,763
3.38%, 02/15/25 (Call 11/15/24)	9,017	9,823,841
3.38%, 08/15/25 (Call 05/15/25)	5,419	5,947,569
3.40%, 04/01/30 (Call 01/01/30)	6,275	6,929,043
3.40%, 07/15/46 (Call 01/15/46)	1,219	1,283,583
3.45%, 02/01/50 (Call 08/01/49)	5,260	5,575,495
3.55%, 05/01/28 (Call 02/01/28)	5,874	6,580,348
3.60%, 03/01/24	7,606	8,307,197
3.70%, 04/15/24 (Call 03/15/24)	9,001	9,869,867
3.75%, 04/01/40 (Call 10/01/39)	5,224	5,900,404
3.90%, 03/01/38 (Call 09/01/37)	3,326	3,826,230
3.95%, 10/15/25 (Call 08/15/25)	3,746	4,218,108
3.97%, 11/01/47 (Call 05/01/47)	6,385	7,311,080
4.00%, 08/15/47 (Call 02/15/47)	2,755	3,168,636
4.00%, 03/01/48 (Call 09/01/47)	3,706	4,241,702
4.00%, 11/01/49 (Call 05/01/49)	7,908	9,115,077
4.05%, 11/01/52 (Call 05/01/52)	6,200	7,187,288
4.15%, 10/15/28 (Call 07/15/28)	5,713	6,651,132
4.20%, 08/15/34 (Call 02/15/34)	5,200	6,131,372
4.25%, 10/15/30 (Call 07/15/30)	3,469	4,091,235
4.25%, 01/15/33	9,806	11,703,069
4.40%, 08/15/35 (Call 02/25/35)	5,564	6,720,700
4.50%, 01/15/43	608	748,813
4.60%, 10/15/38 (Call 04/15/38)	6,760	8,418,836
4.60%, 08/15/45 (Call 02/15/45)	6,922	8,670,774
4.65%, 07/15/42	5,369	6,721,236
4.70%, 10/15/48 (Call 04/15/48)	13,288	16,853,702
4.75%, 03/01/44	5,067	6,444,515
4.95%, 10/15/58 (Call 04/15/58)	8,129	11,060,886
5.65%, 06/15/35	2,895	3,884,135
6.40%, 05/15/38	1,229	1,812,541
6.40%, 03/01/40	135	199,994
6.45%, 03/15/37	931	1,356,234

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.50%, 11/15/35	$3,785	$5,491,656
6.55%, 07/01/39	556	820,956
6.95%, 08/15/37	1,137	1,739,872
7.05%, 03/15/33	1,687	2,479,941
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,626	1,704,861
3.45%, 03/15/25 (Call 12/15/24)	2,881	3,113,122
3.63%, 05/15/30 (Call 02/15/30)	2,942	3,241,201
3.80%, 03/13/24 (Call 01/13/24)	1,059	1,149,523
3.90%, 11/15/24 (Call 08/15/24)	1,713	1,888,189
3.95%, 06/15/25 (Call 05/15/25)	948	1,047,256
3.95%, 03/20/28 (Call 12/20/27)	6,020	6,722,835
4.00%, 09/15/55 (Call 03/15/55)(c)	10,814	11,086,297
4.13%, 05/15/29 (Call 02/15/29)	2,173	2,461,857
4.65%, 05/15/50 (Call 11/15/49)	1,683	1,950,479
4.88%, 04/01/43	86	103,195
4.90%, 03/11/26 (Call 12/11/25)	2,733	3,153,499
5.00%, 09/20/37 (Call 03/20/37)	2,500	3,020,400
5.20%, 09/20/47 (Call 03/20/47)	3,823	4,706,266
5.30%, 05/15/49 (Call 11/15/48)	2,690	3,355,479
6.35%, 06/01/40	50	69,143
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,233	3,477,479
3.50%, 04/08/30 (Call 01/08/30)	6,438	7,014,072
4.03%, 01/25/24 (Call 12/25/23)	4,502	4,923,657
4.71%, 01/25/29 (Call 10/25/28)	6,538	7,672,278
5.48%, 01/25/39 (Call 07/25/38)	4,346	5,586,826
5.58%, 01/25/49 (Call 07/25/48)	5,343	7,048,966
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	999	1,123,585
5.00%, 05/13/45 (Call 11/13/44)	1,575	1,798,855
5.25%, 05/24/49 (Call 11/24/48)	2,305	2,760,768
6.13%, 01/31/46 (Call 06/30/45)	4,240	5,573,734
6.63%, 03/18/25	1,937	2,324,497
6.63%, 01/15/40	4,971	6,614,015
8.50%, 03/11/32	970	1,423,077
NBCUniversal Media LLC
4.45%, 01/15/43	5,859	7,165,030
5.95%, 04/01/41	5,951	8,533,496
6.40%, 04/30/40	1,161	1,712,394
TCI Communications Inc.
7.13%, 02/15/28	1,602	2,148,026
7.88%, 02/15/26	3,193	4,198,029
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	2,159	2,365,811
4.30%, 11/23/23 (Call 08/23/23)	1,583	1,726,341
5.50%, 08/15/35	792	1,018,496
5.65%, 11/23/43 (Call 05/23/43)	2,006	2,584,571
5.85%, 04/15/40	2,774	3,647,616
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	6,250	6,812,437
5.50%, 09/01/41 (Call 03/01/41)	1,969	2,401,314
5.88%, 11/15/40 (Call 05/15/40)	6,249	7,784,129
6.55%, 05/01/37	3,853	5,145,913
6.75%, 06/15/39	7,528	10,267,364
7.30%, 07/01/38	3,746	5,299,991
Time Warner Entertainment Co. LP
8.38%, 03/15/23	798	924,164
8.38%, 07/15/33	4,858	7,214,324

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	$3,156	$3,264,819
2.35%, 12/01/22	3,424	3,542,881
2.45%, 03/04/22	2,544	2,599,128
2.55%, 02/15/22	117	119,545
2.95%, 06/15/27(b)	3,469	3,798,659
3.00%, 02/13/26	2,698	2,936,665
3.00%, 07/30/46	2,469	2,438,483
3.15%, 09/17/25	2,287	2,497,221
3.70%, 12/01/42	971	1,076,538
4.13%, 06/01/44	4,017	4,699,729
4.38%, 08/16/41	2,709	3,304,086
Series B, 7.00%, 03/01/32	2,393	3,443,671
Series E, 4.13%, 12/01/41	3,258	3,802,379
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	4,397	4,661,040
3.38%, 02/15/28 (Call 12/15/27)	3,081	3,346,798
3.50%, 01/15/25 (Call 10/15/24)	3,910	4,230,073
3.70%, 08/15/24 (Call 05/15/24)	3,181	3,470,248
3.70%, 06/01/28 (Call 03/01/28)	1,905	2,108,340
3.88%, 04/01/24 (Call 01/01/24)	2,761	2,999,247
4.00%, 01/15/26 (Call 10/15/25)	1,918	2,146,837
4.20%, 06/01/29 (Call 03/01/29)	2,068	2,370,342
4.20%, 05/19/32 (Call 02/19/32)	5,925	6,825,718
4.25%, 09/01/23 (Call 06/01/23)	530	572,755
4.38%, 03/15/43	4,366	4,944,582
4.60%, 01/15/45 (Call 07/15/44)	1,750	2,010,908
4.75%, 05/15/25 (Call 04/15/25)	4,282	4,892,057
4.85%, 07/01/42 (Call 01/01/42)	2,622	3,129,986
4.90%, 08/15/44 (Call 02/15/44)	2,580	3,065,427
4.95%, 01/15/31 (Call 11/15/30)	4,922	5,928,155
4.95%, 05/19/50 (Call 11/19/49)	1,851	2,236,323
5.25%, 04/01/44 (Call 10/01/43)	1,646	2,045,237
5.50%, 05/15/33	1,956	2,428,550
5.85%, 09/01/43 (Call 03/01/43)	799	1,061,200
5.90%, 10/15/40 (Call 04/15/40)	1,420	1,832,936
6.88%, 04/30/36	5,574	7,910,063
7.88%, 07/30/30	2,484	3,533,490
Walt Disney Co. (The)
1.65%, 09/01/22	3,077	3,140,602
1.75%, 08/30/24 (Call 07/30/24)	5,797	6,014,967
1.75%, 01/13/26	4,330	4,457,042
2.00%, 09/01/29 (Call 06/01/29)	5,840	5,910,606
2.20%, 01/13/28	542	562,114
2.65%, 01/13/31	12,158	12,754,836
2.75%, 09/01/49 (Call 03/01/49)	6,912	6,507,648
3.00%, 09/15/22	5,521	5,746,146
3.35%, 03/24/25	8,408	9,192,298
3.38%, 11/15/26 (Call 08/15/26)	2,479	2,750,971
3.50%, 05/13/40 (Call 11/13/39)	5,927	6,480,404
3.60%, 01/13/51 (Call 07/13/50)	8,922	9,734,348
3.70%, 09/15/24 (Call 06/15/24)	2,768	3,042,835
3.70%, 10/15/25 (Call 07/15/25)	3,022	3,360,464
3.70%, 03/23/27	7,208	8,188,360
3.80%, 03/22/30	3,299	3,775,310
3.80%, 05/13/60 (Call 11/13/59)	4,548	5,125,551
4.63%, 03/23/40 (Call 09/23/39)	971	1,213,653
4.70%, 03/23/50 (Call 09/23/49)	6,880	8,825,595
4.75%, 09/15/44 (Call 03/15/44)	3,649	4,636,054
4.75%, 11/15/46 (Call 05/15/46)	2,963	3,758,714

52	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.95%, 10/15/45 (Call 04/15/45)	$2,216	$2,884,722
5.40%, 10/01/43	3,302	4,480,055
6.15%, 03/01/37	10	13,972
6.15%, 02/15/41	212	311,282
6.20%, 12/15/34	3,405	4,843,000
6.40%, 12/15/35	3,604	5,290,888
6.55%, 03/15/33	475	672,401
6.65%, 11/15/37	2,812	4,188,783

		873,859,525

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	5,154	5,335,112
3.25%, 06/15/25 (Call 03/15/25)	5,149	5,622,193
3.90%, 01/15/43 (Call 07/15/42)	2,370	2,626,292
4.38%, 06/15/45 (Call 12/15/44)	1,088	1,289,780
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	1,066,690
4.50%, 12/15/28 (Call 09/15/28)	1,845	2,020,109
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	974	1,104,243
5.25%, 10/01/54 (Call 04/01/54)	1,559	1,763,666

		20,828,085

Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	325	340,876
Barrick Gold Corp.
5.25%, 04/01/42	1,080	1,403,039
6.45%, 10/15/35	386	531,464
Barrick North America Finance LLC
5.70%, 05/30/41	3,093	4,212,388
5.75%, 05/01/43	2,617	3,652,573
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	5,188	7,100,089
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	2,705	2,775,682
3.85%, 09/30/23	3,544	3,856,368
4.13%, 02/24/42	1,882	2,262,992
5.00%, 09/30/43	9,538	12,958,804
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,144	2,454,344
5.95%, 03/15/24 (Call 12/15/23)	2,429	2,755,846
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,758	4,744,915
2.80%, 10/01/29 (Call 07/01/29)	2,756	2,888,839
3.70%, 03/15/23 (Call 12/15/22)	809	852,500
4.88%, 03/15/42 (Call 09/15/41)	5,638	7,167,533
5.45%, 06/09/44 (Call 12/09/43)	1,837	2,459,945
5.88%, 04/01/35	2,345	3,203,458
6.25%, 10/01/39	1,476	2,126,857
Rio Tinto Alcan Inc.
5.75%, 06/01/35	344	481,504
6.13%, 12/15/33	515	749,768
7.25%, 03/15/31	1,708	2,441,962
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	6,283	6,969,795
5.20%, 11/02/40	3,719	5,025,671
7.13%, 07/15/28	2,385	3,283,119

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	$3,514	$4,246,634
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,396,199
Southern Copper Corp.
3.50%, 11/08/22	2,786	2,912,150
3.88%, 04/23/25	1,793	1,979,562
5.25%, 11/08/42	5,265	6,611,208
5.88%, 04/23/45	5,700	7,746,129
6.75%, 04/16/40	1,634	2,303,401
7.50%, 07/27/35	4,810	7,016,828
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	288,039
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,360,743
5.40%, 02/01/43 (Call 08/01/42)	473	556,167
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,699,093
6.13%, 10/01/35	3,794	4,819,025
6.25%, 07/15/41 (Call 01/15/41)	2,411	3,132,974

		133,768,483

Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23	350	349,514

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,366	2,799,948

Oil & Gas — 1.4%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,562	3,439,895
2.52%, 09/19/22 (Call 08/19/22)	2,043	2,108,356
2.75%, 05/10/23	4,639	4,871,275
2.77%, 11/10/50 (Call 05/10/50)	6,415	5,686,128
2.94%, 04/06/23	853	898,508
2.94%, 06/04/51 (Call 12/04/50)	10,195	9,327,202
3.00%, 02/24/50 (Call 08/24/49)	6,335	5,892,247
3.02%, 01/16/27 (Call 10/16/26)	6,266	6,748,106
3.12%, 05/04/26 (Call 02/04/26)	3,956	4,294,278
3.19%, 04/06/25 (Call 03/06/25)	1,107	1,196,678
3.22%, 11/28/23 (Call 09/28/23)	5,131	5,487,810
3.22%, 04/14/24 (Call 02/14/24)	5,910	6,344,858
3.25%, 05/06/22	5,550	5,738,922
3.38%, 02/08/61 (Call 08/08/60)	3,775	3,630,606
3.41%, 02/11/26 (Call 12/11/25)	3,219	3,538,840
3.54%, 04/06/27 (Call 02/06/27)	1,310	1,458,436
3.59%, 04/14/27 (Call 01/14/27)	2,052	2,288,821
3.63%, 04/06/30 (Call 01/06/30)	3,842	4,294,127
3.79%, 02/06/24 (Call 01/06/24)	2,330	2,536,601
3.80%, 09/21/25 (Call 07/21/25)	3,283	3,649,810
3.94%, 09/21/28 (Call 06/21/28)	3,363	3,822,722
4.23%, 11/06/28 (Call 08/06/28)	4,115	4,775,663
BP Capital Markets PLC
2.50%, 11/06/22	4,435	4,593,285
2.75%, 05/10/23	1,447	1,518,988
3.25%, 05/06/22	1,203	1,243,577
3.28%, 09/19/27 (Call 06/19/27)	3,972	4,366,340
3.51%, 03/17/25	3,918	4,300,749
3.54%, 11/04/24	4,881	5,369,686
3.72%, 11/28/28 (Call 08/28/28)	4,742	5,343,760
3.81%, 02/10/24	2,674	2,919,045
3.99%, 09/26/23	5,376	5,863,173
Burlington Resources LLC
5.95%, 10/15/36	3,602	4,996,226

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.20%, 08/15/31	$1,956	$2,832,621
7.40%, 12/01/31	1,926	2,813,385
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	2,062	2,112,498
2.95%, 01/15/23 (Call 12/15/22)	3,604	3,752,449
2.95%, 07/15/30 (Call 04/15/30)	1,210	1,241,956
3.80%, 04/15/24 (Call 01/15/24)	3,270	3,523,033
3.85%, 06/01/27 (Call 03/01/27)	6,699	7,404,941
3.90%, 02/01/25 (Call 11/01/24)	2,535	2,751,438
4.95%, 06/01/47 (Call 12/01/46)	2,367	2,858,366
5.85%, 02/01/35	1,395	1,736,398
6.25%, 03/15/38	2,778	3,602,399
6.45%, 06/30/33	1,975	2,543,583
6.50%, 02/15/37	2,689	3,509,172
6.75%, 02/01/39	1,235	1,658,642
7.20%, 01/15/32	645	872,085
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	5,294	5,428,309
3.80%, 09/15/23 (Call 06/15/23)	6,886	7,303,636
4.25%, 04/15/27 (Call 01/15/27)	10,000	10,966,700
5.25%, 06/15/37 (Call 12/15/36)	4,250	4,769,647
5.38%, 07/15/25 (Call 04/15/25)	9,524	10,791,454
5.40%, 06/15/47 (Call 12/15/46)	111	128,098
6.75%, 11/15/39	2,650	3,444,655
Chevron Corp.
1.14%, 05/11/23	2,050	2,086,510
1.55%, 05/11/25 (Call 04/11/25)	8,928	9,134,683
2.00%, 05/11/27 (Call 03/11/27)	4,070	4,223,195
2.24%, 05/11/30 (Call 02/11/30)	7,112	7,273,869
2.36%, 12/05/22 (Call 09/05/22)	7,726	7,966,819
2.41%, 03/03/22 (Call 01/03/22)	2,917	2,970,585
2.50%, 03/03/22 (Call 02/03/22)	3,867	3,948,710
2.57%, 05/16/23 (Call 03/16/23)	4,184	4,374,414
2.90%, 03/03/24 (Call 01/03/24)	3,172	3,385,729
2.95%, 05/16/26 (Call 02/16/26)	6,506	7,057,058
2.98%, 05/11/40 (Call 11/11/39)	2,576	2,658,020
3.08%, 05/11/50 (Call 11/11/49)	2,466	2,471,351
3.19%, 06/24/23 (Call 03/24/23)	7,022	7,436,790
3.33%, 11/17/25 (Call 08/17/25)	3,354	3,684,403
Chevron USA Inc.
0.33%, 08/12/22	170	170,207
0.43%, 08/11/23	812	813,283
0.69%, 08/12/25 (Call 07/12/25)	4,736	4,676,516
1.02%, 08/12/27 (Call 06/12/27)	3,670	3,589,407
2.34%, 08/12/50 (Call 02/12/50)	5,526	4,823,259
3.25%, 10/15/29 (Call 07/15/29)	695	767,982
3.85%, 01/15/28 (Call 10/15/27)	1,835	2,093,515
3.90%, 11/15/24 (Call 08/15/24)	1,701	1,887,311
4.20%, 10/15/49 (Call 04/15/49)	2,790	3,295,771
4.95%, 08/15/47 (Call 02/15/47)	3,245	4,228,267
5.05%, 11/15/44 (Call 05/15/44)	2,439	3,216,724
5.25%, 11/15/43 (Call 05/15/43)	3,439	4,644,129
6.00%, 03/01/41 (Call 09/01/40)	2,616	3,737,688
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	3,418	3,768,311
4.38%, 06/01/24 (Call 03/01/24)	4,676	5,100,581
4.38%, 03/15/29 (Call 12/15/28)	1,727	1,932,599
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,249	1,285,483
3.00%, 05/09/23	10,571	11,008,745

Security	Par (000)	Value

Oil & Gas (continued)
3.30%, 09/30/49 (Call 03/30/49)(b)	$315	$302,299
4.25%, 05/09/43	3,599	3,985,641
CNOOC Finance 2014 ULC
4.25%, 04/30/24	7,345	8,046,521
4.88%, 04/30/44	3,380	4,081,654
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	250	276,423
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,849,192
3.75%, 05/02/23	200	211,650
4.38%, 05/02/28	5,052	5,710,932
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,448,697
6.40%, 05/15/37	3,637	4,908,495
7.50%, 07/30/39	3,856	5,910,940
7.88%, 03/15/32	1,846	2,679,303
Conoco Funding Co., 7.25%, 10/15/31	3,774	5,531,854
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(c)	1,315	1,334,515
3.75%, 10/01/27 (Call 07/01/27)(c)	988	1,114,118
4.30%, 08/15/28 (Call 05/15/28)(c)	5,095	5,925,383
4.85%, 08/15/48 (Call 02/15/48)(c)	4,029	5,096,282
4.88%, 10/01/47 (Call 04/01/47)(c)	2,434	3,069,006
5.90%, 10/15/32	2,621	3,562,149
5.90%, 05/15/38	2,798	3,875,650
6.50%, 02/01/39	6,225	9,128,651
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	72	74,205
3.35%, 11/15/24 (Call 08/15/24)	165	179,438
4.30%, 11/15/44 (Call 05/15/44)	1,650	1,964,902
4.95%, 03/15/26 (Call 12/15/25)	9,103	10,681,733
5.95%, 03/15/46 (Call 09/15/45)	2,625	3,783,570
6.95%, 04/15/29	3,104	4,231,435
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,948	2,171,962
5.00%, 06/15/45 (Call 12/15/44)	3,205	3,669,725
5.60%, 07/15/41 (Call 01/15/41)	5,500	6,621,065
5.85%, 12/15/25 (Call 09/15/25)	3,627	4,233,725
7.88%, 09/30/31	977	1,342,838
7.95%, 04/15/32	1,110	1,540,192
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	4,759	5,033,214
3.25%, 12/01/26 (Call 10/01/26)	5,041	5,335,092
3.50%, 12/01/29 (Call 09/01/29)	2,160	2,261,390
4.75%, 05/31/25 (Call 04/30/25)	502	564,188
5.38%, 05/31/25 (Call 05/31/21)	534	553,090
Ecopetrol SA
4.13%, 01/16/25	3,437	3,686,011
5.38%, 06/26/26 (Call 03/26/26)	6,395	7,208,252
5.88%, 09/18/23	1,448	1,606,802
5.88%, 05/28/45	6,171	6,723,366
6.88%, 04/29/30 (Call 01/29/30)	4,430	5,435,964
7.38%, 09/18/43	3,384	4,254,534
Eni USA Inc., 7.30%, 11/15/27	360	473,519
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	6,498	6,763,378
3.15%, 04/01/25 (Call 01/01/25)	899	970,390
3.90%, 04/01/35 (Call 10/01/34)	3,823	4,266,812
4.15%, 01/15/26 (Call 10/15/25)	3,641	4,134,392
4.38%, 04/15/30 (Call 01/15/30)	3,164	3,716,814

54	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 04/15/50 (Call 10/15/49)	$2,681	$3,396,157
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,860	2,942,111
2.38%, 05/22/30 (Call 02/22/30)	4,549	4,653,218
2.45%, 01/17/23	3,437	3,572,761
2.65%, 01/15/24	5,229	5,540,858
2.88%, 04/06/25 (Call 03/06/25)	6,203	6,661,030
3.00%, 04/06/27 (Call 02/06/27)	1,641	1,789,002
3.13%, 04/06/30 (Call 01/06/30)	4,461	4,848,036
3.25%, 11/10/24	3,658	3,994,646
3.25%, 11/18/49 (Call 05/18/49)	4,814	4,894,490
3.63%, 09/10/28 (Call 06/10/28)	1,627	1,835,337
3.63%, 04/06/40 (Call 10/06/39)	2,777	3,055,839
3.70%, 03/01/24	3,814	4,177,360
3.70%, 04/06/50 (Call 10/06/49)	3,135	3,441,039
3.95%, 05/15/43	3,802	4,286,147
4.25%, 11/23/41	445	527,240
4.80%, 11/08/43	2,124	2,668,339
5.10%, 08/17/40	2,727	3,567,598
7.25%, 09/23/27	600	803,412
7.75%, 06/15/23	797	926,863
Exxon Mobil Corp.
1.57%, 04/15/23	10,618	10,891,413
1.90%, 08/16/22	3,618	3,705,773
2.02%, 08/16/24 (Call 07/16/24)	6,058	6,345,392
2.28%, 08/16/26 (Call 06/16/26)	6,797	7,151,871
2.40%, 03/06/22 (Call 01/06/22)	5,858	5,965,201
2.44%, 08/16/29 (Call 05/16/29)	6,535	6,820,187
2.61%, 10/15/30 (Call 07/15/30)	5,150	5,382,934
2.71%, 03/06/25 (Call 12/06/24)	1,940	2,066,430
2.73%, 03/01/23 (Call 01/01/23)	2,181	2,277,749
2.99%, 03/19/25 (Call 02/19/25)	11,054	11,923,508
3.00%, 08/16/39 (Call 02/16/39)	4,695	4,724,297
3.04%, 03/01/26 (Call 12/01/25)	7,873	8,556,376
3.10%, 08/16/49 (Call 02/16/49)	4,726	4,584,834
3.18%, 03/15/24 (Call 12/15/23)	3,290	3,533,953
3.29%, 03/19/27 (Call 01/19/27)	7,240	8,040,020
3.45%, 04/15/51 (Call 10/15/50)	5,628	5,785,697
3.48%, 03/19/30 (Call 12/19/29)	6,992	7,777,411
3.57%, 03/06/45 (Call 09/06/44)	1,903	2,003,326
4.11%, 03/01/46 (Call 09/01/45)	8,916	10,106,999
4.23%, 03/19/40 (Call 09/19/39)	7,606	8,744,314
4.33%, 03/19/50 (Call 09/19/49)	11,215	13,215,532
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	27	29,825
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	1,194	1,262,894
4.30%, 04/01/27 (Call 01/01/27)	3,600	3,992,832
5.60%, 02/15/41	3,519	4,176,490
5.80%, 04/01/47 (Call 10/01/46)	3,155	3,903,366
6.00%, 01/15/40	3,318	4,094,445
7.13%, 03/15/33	2,667	3,477,875
7.30%, 08/15/31	3,182	4,149,710
7.88%, 10/01/29	427	570,177
HollyFrontier Corp.
2.63%, 10/01/23	2,549	2,620,601
4.50%, 10/01/30 (Call 07/01/30)	946	997,131
5.88%, 04/01/26 (Call 01/01/26)	5,977	6,803,021
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	2,334	2,394,964

Security	Par (000)	Value

Oil & Gas (continued)
4.00%, 04/15/24 (Call 01/15/24)	$2,164	$2,318,704
4.40%, 04/15/29 (Call 01/15/29)	3,597	3,967,203
6.80%, 09/15/37	1,735	2,180,912
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	720	739,627
3.85%, 06/01/25 (Call 03/01/25)	2,038	2,203,465
4.40%, 07/15/27 (Call 04/15/27)	6,170	6,982,280
5.20%, 06/01/45 (Call 12/01/44)	2,996	3,481,412
6.60%, 10/01/37	2,438	3,168,352
6.80%, 03/15/32	1,907	2,441,151
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	4,759	5,183,455
3.80%, 04/01/28 (Call 01/01/28)	1,847	2,034,009
4.50%, 05/01/23 (Call 04/01/23)	10,817	11,668,731
4.50%, 04/01/48 (Call 10/01/47)	2,702	2,943,289
4.70%, 05/01/25 (Call 04/01/25)	5,435	6,180,030
4.75%, 12/15/23 (Call 10/15/23)	2,851	3,147,818
4.75%, 09/15/44 (Call 03/15/44)	4,461	5,040,618
5.00%, 09/15/54 (Call 03/15/54)	1,458	1,632,537
5.13%, 12/15/26 (Call 09/15/26)	4,780	5,653,354
6.50%, 03/01/41 (Call 09/01/40)	1,116	1,502,504
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	230	230,255
1.30%, 02/15/26 (Call 01/15/26)	1,564	1,562,061
2.15%, 12/15/30 (Call 09/15/30)	3,385	3,298,818
3.70%, 04/06/23	2,652	2,825,494
3.85%, 04/09/25 (Call 03/09/25)	6,476	7,143,093
3.90%, 03/15/28 (Call 12/15/27)	5,685	6,414,044
4.30%, 04/01/22	8,155	8,497,347
4.65%, 11/15/34 (Call 05/15/34)	4,547	5,358,730
4.88%, 11/15/44 (Call 05/15/44)	3,048	3,717,127
5.88%, 05/01/42	4,119	5,557,190
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	300	297,135
1.90%, 08/15/30 (Call 05/15/30)	7,795	7,483,590
2.15%, 01/15/31 (Call 10/15/30)	51	49,611
4.45%, 01/15/26 (Call 10/15/25)	2,788	3,170,179
Shell International Finance BV
0.38%, 09/15/23	496	496,293
2.00%, 11/07/24 (Call 10/07/24)	4,870	5,092,072
2.25%, 01/06/23	3,406	3,527,901
2.38%, 08/21/22	6,578	6,780,076
2.38%, 04/06/25 (Call 03/06/25)	2,081	2,196,828
2.38%, 11/07/29 (Call 08/07/29)	3,861	3,970,344
2.50%, 09/12/26	9,065	9,662,112
2.75%, 04/06/30 (Call 01/06/30)	1,223	1,291,855
2.88%, 05/10/26	4,044	4,377,630
3.13%, 11/07/49 (Call 05/07/49)	4,453	4,423,298
3.25%, 05/11/25	11,461	12,496,616
3.25%, 04/06/50 (Call 10/06/49)	7,288	7,392,364
3.40%, 08/12/23	3,481	3,739,151
3.50%, 11/13/23 (Call 10/13/23)	4,647	5,026,474
3.63%, 08/21/42	3,522	3,822,180
3.75%, 09/12/46	4,671	5,118,529
3.88%, 11/13/28 (Call 08/23/28)	3,120	3,569,842
4.00%, 05/10/46	7,902	8,990,184
4.13%, 05/11/35	7,863	9,228,017
4.38%, 05/11/45	9,708	11,607,564
4.55%, 08/12/43	6,091	7,400,078
5.50%, 03/25/40	2,860	3,903,385

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.38%, 12/15/38	$6,368	$9,266,268
Suncor Energy Inc.
2.80%, 05/15/23	7,305	7,669,739
3.10%, 05/15/25 (Call 04/15/25)	1,984	2,131,094
3.60%, 12/01/24 (Call 09/01/24)	4,931	5,395,451
4.00%, 11/15/47 (Call 05/15/47)	3,292	3,535,114
5.35%, 07/15/33	795	954,246
5.95%, 12/01/34	2,975	3,776,852
5.95%, 05/15/35	2,110	2,682,759
6.50%, 06/15/38	2,229	3,038,528
6.80%, 05/15/38	4,672	6,501,088
6.85%, 06/01/39	3,021	4,211,576
7.15%, 02/01/32	75	102,624
Tosco Corp., 8.13%, 02/15/30	725	1,062,393
Total Capital Canada Ltd., 2.75%, 07/15/23	4,264	4,503,807
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	5,605	5,912,714
2.70%, 01/25/23	4,756	4,971,827
2.83%, 01/10/30 (Call 10/10/29)	5,881	6,269,322
2.88%, 02/17/22	5,372	5,509,577
2.99%, 06/29/41 (Call 12/29/40)	1,043	1,053,566
3.13%, 05/29/50 (Call 11/29/49)	5,429	5,313,199
3.39%, 06/29/60 (Call 12/29/59)	234	236,349
3.46%, 02/19/29 (Call 11/19/28)	7,639	8,523,138
3.46%, 07/12/49 (Call 01/12/49)	4,782	4,964,003
3.70%, 01/15/24	3,869	4,222,936
3.75%, 04/10/24	6,020	6,615,860
Total Capital SA, 3.88%, 10/11/28	2,634	3,033,736
Valero Energy Corp.
1.20%, 03/15/24	1,041	1,049,599
2.15%, 09/15/27 (Call 07/15/27)	515	515,695
2.70%, 04/15/23	7,408	7,723,210
2.85%, 04/15/25 (Call 03/15/25)	8,308	8,764,774
3.40%, 09/15/26 (Call 06/15/26)	3,975	4,271,098
3.65%, 03/15/25	3,370	3,651,159
4.00%, 04/01/29 (Call 01/01/29)	3,463	3,818,027
4.35%, 06/01/28 (Call 03/01/28)	4,862	5,465,860
4.90%, 03/15/45	3,733	4,299,109
6.63%, 06/15/37	1,022	1,351,830
7.50%, 04/15/32	2,158	2,990,427
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	430	479,192
5.88%, 06/15/28 (Call 06/15/23)	400	437,272

		1,187,953,417

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	7,534	7,847,565
3.14%, 11/07/29 (Call 08/07/29)	1,805	1,947,180
3.34%, 12/15/27 (Call 09/15/27)	3,891	4,289,905
4.08%, 12/15/47 (Call 06/15/47)	5,700	6,249,366
4.49%, 05/01/30 (Call 02/01/30)	1,119	1,315,978
Baker Hughes Holdings LLC, 5.13%, 09/15/40	2,690	3,400,241
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	655	673,373
3.50%, 08/01/23 (Call 05/01/23)	4,394	4,666,120
3.80%, 11/15/25 (Call 08/15/25)	3,390	3,772,392
4.50%, 11/15/41 (Call 05/15/41)	3,436	3,698,717
4.75%, 08/01/43 (Call 02/01/43)	1,626	1,811,494
4.85%, 11/15/35 (Call 05/15/35)	4,732	5,439,245

Security	Par (000)	Value

Oil & Gas Services (continued)
5.00%, 11/15/45 (Call 05/15/45)	$6,361	$7,398,606
6.70%, 09/15/38	4,019	5,291,576
7.45%, 09/15/39	3,456	4,914,017
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	1,715	1,788,008
3.95%, 12/01/42 (Call 06/01/42)	3,882	3,787,745
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	2,345	2,366,081
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	1,361	1,409,370
3.65%, 12/01/23 (Call 09/01/23)	5,674	6,121,508
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	2,135,844

		80,324,331

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	75	87,426
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	2,505	2,589,293
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)(c)	150	150,102
1.57%, 01/15/26 (Call 12/15/25)(c)	545	542,983
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	541	580,709
3.40%, 12/15/27 (Call 09/15/27)	1,065	1,185,696
3.65%, 09/15/24 (Call 06/15/24)	1,055	1,152,071
4.05%, 12/15/49 (Call 06/15/49)	1,652	1,924,283
4.50%, 11/01/23 (Call 08/01/23)	3,612	3,957,704
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	575	610,845
5.75%, 11/01/40 (Call 05/01/40)	433	556,128
WestRock MWV LLC
7.95%, 02/15/31	1,320	1,852,330
8.20%, 01/15/30	406	566,427
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	2,935	3,108,987
4.90%, 03/01/22	2,003	2,093,676
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	2,233	2,397,684
3.00%, 06/15/33 (Call 03/15/33)	1,680	1,775,088
3.38%, 09/15/27 (Call 06/15/27)	1,186	1,303,023
3.75%, 03/15/25 (Call 01/15/25)	1,634	1,799,295
3.90%, 06/01/28 (Call 03/01/28)	2,116	2,384,944
4.00%, 03/15/28 (Call 12/15/27)	1,642	1,852,915
4.20%, 06/01/32 (Call 03/01/32)	3,001	3,490,823
4.65%, 03/15/26 (Call 01/15/26)	5,264	6,053,021
4.90%, 03/15/29 (Call 12/15/28)	1,918	2,304,669

		44,320,122

Pharmaceuticals — 1.8%
AbbVie Inc.
2.30%, 11/21/22	12,328	12,725,331
2.60%, 11/21/24 (Call 10/21/24)	15,655	16,627,332
2.85%, 05/14/23 (Call 03/14/23)	6,883	7,207,740
2.90%, 11/06/22	9,613	10,007,614
2.95%, 11/21/26 (Call 09/21/26)	5,152	5,569,724
3.20%, 11/06/22 (Call 09/06/22)	9,367	9,755,262
3.20%, 05/14/26 (Call 02/14/26)	6,621	7,221,525
3.20%, 11/21/29 (Call 08/21/29)	16,954	18,323,205
3.25%, 10/01/22 (Call 07/01/22)	5,561	5,767,814
3.45%, 03/15/22 (Call 01/15/22)	9,259	9,501,678
3.60%, 05/14/25 (Call 02/14/25)	10,872	11,930,715

56	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 11/14/23 (Call 10/14/23)	$4,924	$5,329,688
3.80%, 03/15/25 (Call 12/15/24)	8,223	9,049,823
3.85%, 06/15/24 (Call 03/15/24)	5,230	5,722,195
4.05%, 11/21/39 (Call 05/21/39)	10,741	12,292,323
4.25%, 11/14/28 (Call 08/14/28)	8,840	10,277,561
4.25%, 11/21/49 (Call 05/21/49)	15,474	17,946,436
4.30%, 05/14/36 (Call 11/14/35)	5,148	6,058,784
4.40%, 11/06/42	9,517	11,219,211
4.45%, 05/14/46 (Call 11/14/45)	8,628	10,199,418
4.50%, 05/14/35 (Call 11/14/34)	14,297	17,160,260
4.55%, 03/15/35 (Call 09/15/34)	5,441	6,543,782
4.63%, 10/01/42 (Call 04/01/42)	825	1,000,634
4.70%, 05/14/45 (Call 11/14/44)	9,630	11,681,190
4.75%, 03/15/45 (Call 09/15/44)	4,889	5,973,527
4.85%, 06/15/44 (Call 12/15/43)	4,986	6,199,642
4.88%, 11/14/48 (Call 05/14/48)	7,195	9,065,988
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	2,948	3,093,867
3.25%, 03/01/25 (Call 12/01/24)	1,842	1,995,881
3.40%, 05/15/24 (Call 02/15/24)	2,540	2,740,787
3.45%, 12/15/27 (Call 09/15/27)	3,798	4,216,046
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,383,956
4.30%, 12/15/47 (Call 06/15/47)	2,637	3,023,426
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	7,865	7,645,724
1.38%, 08/06/30 (Call 05/06/30)	7,255	6,828,624
2.13%, 08/06/50 (Call 02/06/50)	3,710	3,130,016
2.38%, 06/12/22 (Call 05/12/22)	4,512	4,619,566
3.13%, 06/12/27 (Call 03/12/27)	2,905	3,184,635
3.38%, 11/16/25	8,341	9,175,767
3.50%, 08/17/23 (Call 07/17/23)	5,334	5,715,861
4.00%, 01/17/29 (Call 10/17/28)	2,665	3,060,566
4.00%, 09/18/42	4,964	5,724,286
4.38%, 11/16/45	1,829	2,227,905
4.38%, 08/17/48 (Call 02/17/48)	3,162	3,780,974
6.45%, 09/15/37	9,972	14,680,080
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	6,320	6,184,120
2.82%, 05/20/30 (Call 02/20/30)	4,352	4,598,932
2.89%, 06/06/22 (Call 05/06/22)	3,736	3,843,223
3.36%, 06/06/24 (Call 04/06/24)	5,179	5,586,069
3.70%, 06/06/27 (Call 03/06/27)	4,813	5,379,634
3.73%, 12/15/24 (Call 09/15/24)	6,939	7,630,402
3.79%, 05/20/50 (Call 11/20/49)	4,620	5,132,035
4.67%, 06/06/47 (Call 12/06/46)	1,867	2,313,474
4.69%, 12/15/44 (Call 06/15/44)	4,862	5,973,210
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	60	60,062
0.75%, 11/13/25 (Call 10/13/25)	200	199,332
1.13%, 11/13/27 (Call 09/13/27)	330	324,357
1.45%, 11/13/30 (Call 08/13/30)	381	366,389
2.00%, 08/01/22	1,141	1,168,464
2.35%, 11/13/40 (Call 05/13/40)	549	525,926
2.55%, 11/13/50 (Call 05/13/50)	969	894,610
2.60%, 05/16/22	4,432	4,556,185
2.75%, 02/15/23 (Call 01/15/23)	3,207	3,352,983
2.90%, 07/26/24 (Call 06/26/24)	5,457	5,882,864
3.20%, 06/15/26 (Call 04/15/26)	6,717	7,399,179
3.25%, 08/15/22	4,237	4,418,132
3.25%, 02/20/23 (Call 01/20/23)	1,841	1,942,292

Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 11/01/23	$306	$329,186
3.25%, 02/27/27	2,672	2,968,913
3.25%, 08/01/42	2,498	2,672,760
3.40%, 07/26/29 (Call 04/26/29)	11,834	13,263,547
3.45%, 11/15/27 (Call 08/15/27)	5,547	6,248,030
3.55%, 08/15/22	4,704	4,922,313
3.88%, 08/15/25 (Call 05/15/25)	4,547	5,104,371
3.90%, 02/20/28 (Call 11/20/27)	5,680	6,535,919
4.13%, 06/15/39 (Call 12/15/38)	10,020	12,089,631
4.25%, 10/26/49 (Call 04/26/49)	12,897	15,719,508
4.35%, 11/15/47 (Call 05/15/47)	2,336	2,856,858
4.50%, 03/01/44 (Call 09/01/43)	1,010	1,296,699
4.55%, 02/20/48 (Call 08/20/47)	3,557	4,488,258
5.00%, 08/15/45 (Call 02/15/45)	4,756	6,336,799
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	6,447	6,613,977
3.08%, 06/15/24 (Call 04/15/24)	4,802	5,128,968
3.20%, 03/15/23	2,300	2,422,544
3.41%, 06/15/27 (Call 03/15/27)	1,056	1,160,164
3.50%, 11/15/24 (Call 08/15/24)	2,019	2,198,126
3.75%, 09/15/25 (Call 06/15/25)	3,948	4,369,646
4.37%, 06/15/47 (Call 12/15/46)	1,184	1,309,812
4.50%, 11/15/44 (Call 05/15/44)	2,100	2,326,233
4.60%, 03/15/43	1,815	2,033,018
4.90%, 09/15/45 (Call 03/15/45)	3,032	3,525,428
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	5,763	5,856,822
3.00%, 07/15/23 (Call 05/16/23)	4,231	4,466,751
3.05%, 11/30/22 (Call 10/31/22)	4,438	4,627,281
3.05%, 10/15/27 (Call 07/15/27)	2,569	2,804,192
3.20%, 03/15/40 (Call 09/15/39)	1,350	1,396,723
3.25%, 04/15/25 (Call 01/15/25)	3,720	4,029,281
3.40%, 03/01/27 (Call 12/01/26)	4,001	4,422,745
3.40%, 03/15/50 (Call 09/15/49)	5,332	5,440,879
3.50%, 06/15/24 (Call 03/17/24)	2,250	2,439,900
3.75%, 07/15/23 (Call 06/15/23)	3,814	4,103,788
3.88%, 10/15/47 (Call 04/15/47)	4,861	5,327,899
3.90%, 02/15/22	4,985	5,150,203
4.13%, 11/15/25 (Call 09/15/25)	6,499	7,313,455
4.38%, 10/15/28 (Call 07/15/28)	8,138	9,493,140
4.50%, 02/25/26 (Call 11/27/25)	2,755	3,166,239
4.80%, 08/15/38 (Call 02/15/38)	9,964	12,358,947
4.80%, 07/15/46 (Call 01/16/46)	2,889	3,598,163
4.90%, 12/15/48 (Call 06/15/48)	11,108	14,041,512
6.13%, 11/15/41	2,163	3,056,059
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,696	9,489,281
1.75%, 08/21/30 (Call 05/21/30)	6,950	6,665,258
1.88%, 02/28/31 (Call 11/28/30)	8,045	7,757,713
2.63%, 08/15/24 (Call 07/15/24)	2,791	2,965,940
2.70%, 08/21/40 (Call 02/21/40)	5,022	4,771,000
2.75%, 12/01/22 (Call 09/01/22)	7,036	7,285,919
2.88%, 06/01/26 (Call 03/01/26)	5,075	5,461,360
3.00%, 08/15/26 (Call 06/15/26)	2,822	3,059,133
3.25%, 08/15/29 (Call 05/15/29)	6,685	7,257,637
3.38%, 08/12/24 (Call 05/12/24)	5,357	5,802,435
3.50%, 07/20/22 (Call 05/20/22)	4,341	4,505,611
3.63%, 04/01/27 (Call 02/01/27)	6,858	7,625,273
3.70%, 03/09/23 (Call 02/09/23)	2,144	2,280,294
3.75%, 04/01/30 (Call 01/01/30)	7,763	8,690,756

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 07/20/25 (Call 04/20/25)	$15,701	$17,464,850
4.00%, 12/05/23 (Call 09/05/23)	10	10,866
4.10%, 03/25/25 (Call 01/25/25)	870	971,729
4.13%, 04/01/40 (Call 10/01/39)	5,050	5,745,991
4.25%, 04/01/50 (Call 10/01/49)	4,453	5,166,905
4.30%, 03/25/28 (Call 12/25/27)	20,023	23,057,886
4.75%, 12/01/22 (Call 09/01/22)	1,972	2,098,188
4.78%, 03/25/38 (Call 09/25/37)	14,263	17,407,136
4.88%, 07/20/35 (Call 01/20/35)	5,699	7,020,256
5.05%, 03/25/48 (Call 09/25/47)	27,149	34,330,182
5.13%, 07/20/45 (Call 01/20/45)	9,394	11,880,216
5.30%, 12/05/43 (Call 06/05/43)	3,338	4,287,094
6.13%, 09/15/39	873	1,183,421
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	3,685	3,244,790
2.35%, 05/15/22	2,212	2,267,256
2.50%, 09/15/60 (Call 03/15/60)	1,400	1,244,110
2.75%, 06/01/25 (Call 03/01/25)	2,379	2,552,762
3.10%, 05/15/27 (Call 02/15/27)	3,970	4,388,676
3.38%, 03/15/29 (Call 12/15/28)	7,135	7,991,913
3.88%, 03/15/39 (Call 09/15/38)	679	802,463
3.95%, 05/15/47 (Call 11/15/46)	783	920,330
3.95%, 03/15/49 (Call 09/15/48)	8,487	10,059,217
4.15%, 03/15/59 (Call 09/15/58)	4,586	5,665,453
5.50%, 03/15/27	750	932,835
5.55%, 03/15/37	50	67,952
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	2,753	2,889,163
3.38%, 05/15/23	4,729	5,041,729
3.63%, 05/15/25	4,052	4,495,613
3.88%, 05/15/28	6,458	7,470,808
4.20%, 03/18/43	3,599	4,414,497
5.38%, 04/15/34	1,885	2,581,376
6.38%, 05/15/38	5,575	8,444,341
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,213	1,216,530
2.85%, 05/08/22	8,635	8,898,886
2.88%, 06/01/22 (Call 05/01/22)	7,460	7,684,994
3.00%, 06/01/24 (Call 05/01/24)	6,162	6,614,599
3.38%, 06/01/29 (Call 03/01/29)	5,998	6,736,354
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,047	1,035,483
0.95%, 09/01/27 (Call 07/01/27)	1,406	1,384,882
1.30%, 09/01/30 (Call 06/01/30)	2,017	1,937,288
2.05%, 03/01/23 (Call 01/01/23)	1,958	2,024,572
2.10%, 09/01/40 (Call 03/01/40)	2,701	2,531,944
2.25%, 03/03/22 (Call 02/03/22)	1,592	1,622,025
2.25%, 09/01/50 (Call 03/01/50)	1,887	1,712,528
2.45%, 03/01/26 (Call 12/01/25)	2,900	3,109,206
2.45%, 09/01/60 (Call 03/01/60)	553	502,622
2.63%, 01/15/25 (Call 11/15/24)	4,234	4,520,134
2.90%, 01/15/28 (Call 10/15/27)	5,121	5,624,855
2.95%, 03/03/27 (Call 12/03/26)	2,937	3,240,245
3.38%, 12/05/23	4,477	4,863,141
3.40%, 01/15/38 (Call 07/15/37)	3,395	3,816,863
3.50%, 01/15/48 (Call 07/15/47)	4,705	5,314,815
3.55%, 03/01/36 (Call 09/01/35)	5,421	6,328,475
3.63%, 03/03/37 (Call 09/03/36)	8,121	9,489,957
3.70%, 03/01/46 (Call 09/01/45)	6,719	7,782,416
3.75%, 03/03/47 (Call 09/03/46)	4,341	5,074,108

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 12/05/33 (Call 06/05/33)	$5,084	$6,339,901
4.50%, 09/01/40	2,258	2,878,747
4.50%, 12/05/43 (Call 06/05/43)	2,023	2,615,941
4.85%, 05/15/41	1,754	2,277,399
4.95%, 05/15/33	454	596,597
5.85%, 07/15/38	918	1,340,069
5.95%, 08/15/37	4,709	6,861,060
6.95%, 09/01/29	766	1,089,099
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	865	851,610
2.70%, 12/15/22 (Call 09/15/22)	1,083	1,120,537
2.85%, 03/15/23 (Call 12/15/22)	1,015	1,057,630
3.80%, 03/15/24 (Call 12/15/23)	4,481	4,875,552
3.95%, 02/16/28 (Call 11/16/27)	2,122	2,414,178
4.75%, 05/30/29 (Call 02/28/29)	3,543	4,210,253
4.88%, 03/15/44 (Call 09/15/43)	1,201	1,460,164
6.00%, 03/01/41 (Call 09/01/40)	100	135,433
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	2,712	3,060,682
4.60%, 06/01/44 (Call 12/01/43)	3,318	4,145,111
5.90%, 11/01/39	240	338,182
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	685	677,588
1.45%, 06/24/30 (Call 03/24/30)	959	926,634
2.35%, 02/10/22	2,381	2,428,525
2.35%, 06/24/40 (Call 12/24/39)	2,986	2,862,141
2.40%, 09/15/22 (Call 06/15/22)	3,041	3,124,171
2.45%, 06/24/50 (Call 12/24/49)	4,571	4,165,872
2.75%, 02/10/25 (Call 11/10/24)	10,186	10,908,289
2.80%, 05/18/23	11,878	12,530,815
2.90%, 03/07/24 (Call 02/07/24)	2,593	2,776,558
3.40%, 03/07/29 (Call 12/07/28)	8,041	9,019,751
3.60%, 09/15/42 (Call 03/15/42)	2,690	3,043,843
3.70%, 02/10/45 (Call 08/10/44)	6,542	7,387,030
3.90%, 03/07/39 (Call 09/07/38)	4,086	4,815,392
4.00%, 03/07/49 (Call 09/07/48)	6,608	7,873,895
4.15%, 05/18/43	3,593	4,370,956
6.50%, 12/01/33	563	838,363
6.55%, 09/15/37	40	60,776
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	150	209,432
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	722	784,424
4.55%, 04/15/28 (Call 01/15/28)	3,338	3,855,090
5.20%, 04/15/48 (Call 10/15/47)	3,472	4,131,749
5.40%, 11/29/43 (Call 05/29/43)	2,734	3,396,147
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	2,935	3,036,434
2.00%, 02/14/27 (Call 12/14/26)	3,246	3,384,961
2.20%, 08/14/30 (Call 05/14/30)	1,393	1,437,520
2.40%, 05/17/22 (Call 04/17/22)	4,734	4,848,326
2.40%, 09/21/22	6,329	6,538,173
2.75%, 08/14/50 (Call 02/14/50)	4,488	4,433,067
3.00%, 11/20/25 (Call 08/20/25)	5,421	5,901,463
3.10%, 05/17/27 (Call 02/17/27)	4,814	5,314,175
3.40%, 05/06/24	8,293	9,044,512
3.70%, 09/21/42	2,377	2,743,034
4.00%, 11/20/45 (Call 05/20/45)	6,001	7,206,901
4.40%, 05/06/44	6,308	7,975,015
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	151	155,394

58	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 12/15/24 (Call 09/15/24)	$2,098	$2,296,051
4.38%, 03/15/26 (Call 12/15/25)	2,887	3,246,518
4.90%, 12/15/44 (Call 06/15/44)	2,395	2,511,301
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,789	4,788,042
1.70%, 05/28/30 (Call 02/28/30)	5,781	5,703,303
2.55%, 05/28/40 (Call 11/28/39)	4,245	4,199,833
2.63%, 04/01/30 (Call 01/01/30)	6,938	7,360,663
2.70%, 05/28/50 (Call 11/28/49)	4,990	4,761,408
2.75%, 06/03/26	7,132	7,738,933
2.80%, 03/11/22	966	991,841
2.95%, 03/15/24 (Call 02/15/24)	2,682	2,875,372
3.00%, 06/15/23	3,219	3,412,333
3.00%, 12/15/26	6,988	7,745,709
3.20%, 09/15/23 (Call 08/15/23)	3,689	3,944,943
3.40%, 05/15/24	2,900	3,164,074
3.45%, 03/15/29 (Call 12/15/28)	6,281	7,053,877
3.60%, 09/15/28 (Call 06/15/28)	2,558	2,900,337
3.90%, 03/15/39 (Call 09/15/38)	3,873	4,548,374
4.00%, 12/15/36	5,492	6,528,066
4.00%, 03/15/49 (Call 09/15/48)	5,072	6,006,770
4.10%, 09/15/38 (Call 03/15/38)	3,847	4,609,668
4.13%, 12/15/46	1,597	1,911,609
4.20%, 09/15/48 (Call 03/15/48)	1,860	2,270,018
4.30%, 06/15/43	1,513	1,838,431
4.40%, 05/15/44	5,494	6,819,318
5.60%, 09/15/40	1,299	1,821,796
7.20%, 03/15/39	9,018	14,527,367
Pharmacia LLC, 6.60%, 12/01/28	2,979	4,021,322
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	4,253	4,540,375
3.63%, 06/19/28 (Call 03/19/28)	4,971	5,622,251
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	12,457	13,146,744
3.20%, 09/23/26 (Call 06/23/26)	6,289	6,858,595
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	7,210	7,096,442
3.03%, 07/09/40 (Call 01/09/40)	5,924	5,963,513
3.18%, 07/09/50 (Call 01/09/50)	5,405	5,276,469
3.38%, 07/09/60 (Call 01/09/60)	1,541	1,536,593
4.40%, 11/26/23 (Call 10/26/23)	4,901	5,398,648
5.00%, 11/26/28 (Call 08/26/28)	3,886	4,702,798
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	7,823	8,738,604
5.25%, 06/15/46 (Call 12/15/45)	319	384,711
Viatris Inc.
1.13%, 06/22/22(c)	3,145	3,170,506
1.65%, 06/22/25 (Call 05/22/25)(c)	3,442	3,496,246
2.30%, 06/22/27 (Call 04/22/27)(c)	3,386	3,484,499
2.70%, 06/22/30 (Call 03/22/30)(c)	3,490	3,536,696
3.85%, 06/22/40 (Call 12/22/39)(c)	5,686	6,022,099
4.00%, 06/22/50 (Call 12/22/49)(c)	6,758	7,019,129
Wyeth LLC
5.95%, 04/01/37	5,326	7,616,446
6.00%, 02/15/36	1,304	1,853,649
6.45%, 02/01/24	2,662	3,115,951
6.50%, 02/01/34	3,984	5,864,846
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,095	3,055,074
3.00%, 09/12/27 (Call 06/15/27)	3,692	4,028,932

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 05/15/50 (Call 11/15/49)	$3,475	$3,456,860
3.25%, 02/01/23 (Call 11/01/22)	6,061	6,340,776
3.90%, 08/20/28 (Call 05/20/28)	4,042	4,579,626
3.95%, 09/12/47 (Call 03/12/47)	2,014	2,311,085
4.45%, 08/20/48 (Call 02/20/48)	2,264	2,769,076
4.50%, 11/13/25 (Call 08/13/25)	3,647	4,179,097
4.70%, 02/01/43 (Call 08/01/42)	2,016	2,546,631

		1,513,302,271

Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,745	4,931,763
3.40%, 02/15/31 (Call 11/15/30)	100	103,249
4.45%, 07/15/27 (Call 04/15/27)	572	645,456
4.80%, 05/03/29 (Call 02/03/29)	1,741	1,977,428
4.95%, 12/15/24 (Call 09/15/24)	1,351	1,515,322
5.95%, 06/01/26 (Call 03/01/26)	1,710	2,021,784
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	4,172	4,512,894
5.13%, 06/30/27 (Call 01/01/27)	1,547	1,806,587
5.88%, 03/31/25 (Call 10/02/24)	7,202	8,291,158
7.00%, 06/30/24 (Call 01/01/24)	6,600	7,658,178
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,519	7,366,600
5.80%, 06/01/45 (Call 12/01/44)	1,712	2,169,001
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	2,146	2,298,216
4.15%, 09/15/29 (Call 06/15/29)	2,257	2,397,227
4.40%, 03/15/27 (Call 12/15/26)	2,455	2,681,916
4.95%, 05/15/28 (Call 02/15/28)	3,113	3,490,171
5.00%, 05/15/44 (Call 11/15/43)	1,660	1,645,110
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	1,805	2,201,739
5.88%, 10/15/25 (Call 07/15/25)	2,332	2,775,850
7.38%, 10/15/45 (Call 04/15/45)	2,739	4,001,679
Series B, 7.50%, 04/15/38	1,460	2,071,463
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	2,302	2,414,729
2.90%, 07/15/22 (Call 06/15/22)	1,612	1,661,988
3.13%, 11/15/29 (Call 08/15/29)	3,023	3,227,022
3.50%, 06/10/24 (Call 03/10/24)	2,846	3,071,773
3.70%, 07/15/27 (Call 04/15/27)	3,787	4,226,065
4.00%, 10/01/23 (Call 07/01/23)	2,062	2,224,011
4.00%, 11/15/49 (Call 05/15/49)	1,368	1,440,996
4.25%, 12/01/26 (Call 09/01/26)	3,331	3,797,340
4.50%, 06/10/44 (Call 12/10/43)	2,932	3,257,540
5.50%, 12/01/46 (Call 05/29/46)	266	338,929
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	4,562	4,783,576
3.60%, 02/01/23 (Call 11/01/22)	3,854	4,025,272
3.75%, 05/15/30 (Call 02/15/30)	3,352	3,541,354
4.05%, 03/15/25 (Call 12/15/24)	3,047	3,311,937
4.20%, 04/15/27 (Call 01/15/27)	1,767	1,946,404
4.25%, 03/15/23 (Call 12/15/22)	1,630	1,726,822
4.50%, 04/15/24 (Call 03/15/24)	3,216	3,527,888
4.75%, 01/15/26 (Call 10/15/25)	3,154	3,526,771
4.90%, 02/01/24 (Call 11/01/23)	4,070	4,454,127
4.90%, 03/15/35 (Call 09/15/34)	2,290	2,485,932
4.95%, 06/15/28 (Call 03/15/28)	4,107	4,678,941
5.00%, 05/15/50 (Call 11/15/49)	7,574	8,002,158
5.15%, 02/01/43 (Call 08/01/42)	1,846	1,916,166

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.15%, 03/15/45 (Call 09/15/44)	$908	$966,012
5.20%, 02/01/22 (Call 11/01/21)	5,606	5,773,732
5.25%, 04/15/29 (Call 01/15/29)	3,472	4,025,472
5.30%, 04/15/47 (Call 10/15/46)	3,250	3,510,813
5.50%, 06/01/27 (Call 03/01/27)	1,683	1,968,975
5.88%, 01/15/24 (Call 10/15/23)	1,563	1,751,482
5.95%, 10/01/43 (Call 04/01/43)	683	780,232
6.00%, 06/15/48 (Call 12/15/47)	1,925	2,244,608
6.05%, 06/01/41 (Call 12/01/40)	1,518	1,760,394
6.13%, 12/15/45 (Call 06/15/45)	4,545	5,275,018
6.25%, 04/15/49 (Call 10/15/48)	5,614	6,734,049
6.50%, 02/01/42 (Call 08/01/41)	2,029	2,459,757
6.63%, 10/15/36	1,165	1,455,155
7.50%, 07/01/38	2,380	3,191,532
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,466	1,676,796
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,620	1,744,011
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,982	2,148,508
5.00%, 10/01/22 (Call 07/01/22)	4,567	4,817,774
5.88%, 03/01/22 (Call 12/01/21)	3,356	3,484,233
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	6,181	6,497,591
3.13%, 07/31/29 (Call 04/30/29)	5,701	6,119,910
3.20%, 02/15/52 (Call 08/15/51)	4,610	4,292,878
3.35%, 03/15/23 (Call 12/15/22)	7,599	7,989,209
3.50%, 02/01/22	2,894	2,977,810
3.70%, 02/15/26 (Call 11/15/25)	5,313	5,894,986
3.70%, 01/31/51 (Call 07/31/50)	4,457	4,524,524
3.75%, 02/15/25 (Call 11/15/24)	5,856	6,433,812
3.90%, 02/15/24 (Call 11/15/23)	5,994	6,514,459
3.95%, 02/15/27 (Call 11/15/26)	2,948	3,343,032
3.95%, 01/31/60 (Call 07/31/59)	2,339	2,397,569
4.05%, 02/15/22	903	934,713
4.15%, 10/16/28 (Call 07/16/28)	4,685	5,388,125
4.20%, 01/31/50 (Call 07/31/49)	5,165	5,616,266
4.25%, 02/15/48 (Call 08/15/47)	1,694	1,848,239
4.45%, 02/15/43 (Call 08/15/42)	2,696	3,081,905
4.80%, 02/01/49 (Call 08/01/48)	6,023	7,078,952
4.85%, 08/15/42 (Call 02/15/42)	3,319	3,938,657
4.85%, 03/15/44 (Call 09/15/43)	7,312	8,588,310
4.90%, 05/15/46 (Call 11/15/45)	4,587	5,424,265
4.95%, 10/15/54 (Call 04/15/54)	1,217	1,434,697
5.10%, 02/15/45 (Call 08/15/44)	4,010	4,882,015
5.38%, 02/15/78 (Call 02/15/28)(a)	1,447	1,435,453
5.70%, 02/15/42	572	745,219
5.95%, 02/01/41	3,169	4,198,006
6.13%, 10/15/39	1,792	2,428,554
6.45%, 09/01/40	1,310	1,812,424
7.55%, 04/15/38	1,164	1,740,692
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	911	864,694
Series D, 6.88%, 03/01/33	525	717,911
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	3,086	3,076,094
Series H, 6.65%, 10/15/34	2,225	3,018,680
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	3,136	3,289,350
3.50%, 09/01/23 (Call 06/01/23)	5,212	5,550,467
3.95%, 09/01/22 (Call 06/01/22)	2,234	2,330,397
4.15%, 03/01/22	328	339,933
4.15%, 02/01/24 (Call 11/01/23)	2,614	2,846,907

Security	Par (000)	Value

Pipelines (continued)
4.25%, 09/01/24 (Call 06/01/24)	$794	$879,411
4.30%, 05/01/24 (Call 02/01/24)	2,616	2,876,527
4.70%, 11/01/42 (Call 05/01/42)	467	513,130
5.00%, 08/15/42 (Call 02/15/42)	1,190	1,349,746
5.00%, 03/01/43 (Call 09/01/42)	1,931	2,201,919
5.40%, 09/01/44 (Call 03/01/44)	3,735	4,449,730
5.50%, 03/01/44 (Call 09/01/43)	2,750	3,297,773
5.63%, 09/01/41	3,012	3,604,039
5.80%, 03/15/35	1,051	1,318,763
6.38%, 03/01/41	1,801	2,344,776
6.50%, 02/01/37	315	409,349
6.50%, 09/01/39	1,456	1,896,673
6.55%, 09/15/40	1,805	2,371,283
6.95%, 01/15/38	5,478	7,421,540
7.30%, 08/15/33	770	1,068,029
7.40%, 03/15/31	425	572,739
7.50%, 11/15/40	1,924	2,698,602
7.75%, 03/15/32	586	835,536
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	4,745	4,521,890
3.15%, 01/15/23 (Call 12/15/22)	6,843	7,168,590
3.25%, 08/01/50 (Call 02/01/50)	2,041	1,860,678
3.60%, 02/15/51 (Call 08/15/50)	50	48,101
4.30%, 06/01/25 (Call 03/01/25)	7,770	8,709,782
4.30%, 03/01/28 (Call 12/01/27)	5,186	5,920,389
5.05%, 02/15/46 (Call 08/15/45)	2,796	3,222,306
5.20%, 03/01/48 (Call 09/01/47)	2,508	2,973,384
5.30%, 12/01/34 (Call 06/01/34)	2,923	3,495,353
5.55%, 06/01/45 (Call 12/01/44)	6,665	8,176,089
7.75%, 01/15/32	4,373	6,279,584
7.80%, 08/01/31	650	922,240
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	527	566,462
3.95%, 03/01/50 (Call 09/01/49)	3,124	3,195,727
4.20%, 10/03/47 (Call 04/03/47)	2,788	2,918,116
4.25%, 09/15/46 (Call 03/15/46)	1,198	1,268,155
4.85%, 02/01/49 (Call 08/01/48)	1,873	2,144,829
5.00%, 03/01/26 (Call 12/01/25)	4,044	4,715,668
5.15%, 10/15/43 (Call 04/15/43)	1,781	2,125,641
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	6,313	6,361,484
2.65%, 08/15/30 (Call 05/15/30)	5,803	5,780,600
3.38%, 03/15/23 (Call 02/15/23)	4,562	4,804,698
3.50%, 12/01/22 (Call 11/01/22)	1,120	1,173,928
4.00%, 02/15/25 (Call 11/15/24)	2,045	2,243,876
4.00%, 03/15/28 (Call 12/15/27)	2,715	3,030,374
4.13%, 03/01/27 (Call 12/01/26)	4,494	5,036,695
4.25%, 12/01/27 (Call 09/01/27)	1,953	2,214,370
4.50%, 07/15/23 (Call 04/15/23)	4,057	4,379,450
4.50%, 04/15/38 (Call 10/15/37)	7,232	7,969,592
4.70%, 04/15/48 (Call 10/15/47)	3,529	3,872,336
4.80%, 02/15/29 (Call 11/15/28)	4,590	5,341,199
4.88%, 12/01/24 (Call 09/01/24)	6,214	7,019,769
4.88%, 06/01/25 (Call 03/01/25)	5,051	5,726,571
4.90%, 04/15/58 (Call 10/15/57)	451	493,935
5.20%, 03/01/47 (Call 09/01/46)	5,048	5,862,141
5.20%, 12/01/47 (Call 06/01/47)	2,506	2,833,960
5.50%, 02/15/49 (Call 08/15/48)	5,341	6,496,632
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,927	3,287,255

60	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	$985	$1,012,422
2.75%, 09/01/24 (Call 08/01/24)	779	819,687
3.10%, 03/15/30 (Call 12/15/29)	813	832,260
3.40%, 09/01/29 (Call 06/01/29)	2,965	3,099,344
4.00%, 07/13/27 (Call 04/13/27)	1,816	1,993,114
4.25%, 02/01/22 (Call 11/02/21)	745	763,275
4.35%, 03/15/29 (Call 12/15/28)	3,222	3,569,622
4.45%, 09/01/49 (Call 03/01/49)	2,513	2,518,378
4.50%, 03/15/50 (Call 09/15/49)	305	308,114
4.55%, 07/15/28 (Call 04/15/28)	2,394	2,688,247
4.95%, 07/13/47 (Call 01/06/47)	3,940	4,215,839
5.20%, 07/15/48 (Call 01/15/48)	4,159	4,630,007
5.85%, 01/15/26 (Call 12/15/25)	1,506	1,783,465
6.00%, 06/15/35	175	211,402
6.35%, 01/15/31 (Call 10/15/30)	1,560	1,972,994
7.15%, 01/15/51 (Call 07/15/50)	1,715	2,316,296
7.50%, 09/01/23 (Call 06/01/23)	2,230	2,556,494
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	6,965	7,214,277
4.90%, 03/15/25 (Call 12/15/24)	3,173	3,554,648
5.00%, 09/15/23 (Call 06/15/23)	375	409,725
6.13%, 02/01/41 (Call 08/01/40)	3,170	3,793,190
6.20%, 09/15/43 (Call 03/15/43)	657	784,878
6.65%, 10/01/36	1,935	2,444,544
6.85%, 10/15/37	2,055	2,636,606
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	2,342	2,453,456
3.15%, 12/15/29 (Call 09/15/29)	4,176	4,246,574
3.55%, 10/01/26 (Call 07/01/26)	2,025	2,183,618
3.61%, 02/15/25 (Call 11/15/24)	672	723,778
3.75%, 03/01/28 (Call 12/01/27)	2,477	2,660,793
4.68%, 02/15/45 (Call 08/15/44)	1,515	1,630,610
4.90%, 10/01/46 (Call 04/01/46)	1,907	2,104,031
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	2,525	2,602,720
3.55%, 12/15/29 (Call 09/15/29)	1,678	1,717,148
3.60%, 11/01/24 (Call 08/01/24)	4,336	4,638,479
3.65%, 06/01/22 (Call 03/01/22)	4,382	4,498,123
3.80%, 09/15/30 (Call 06/15/30)	1,519	1,571,208
3.85%, 10/15/23 (Call 07/15/23)	2,297	2,446,098
4.30%, 01/31/43 (Call 07/31/42)	1,997	1,869,032
4.50%, 12/15/26 (Call 09/15/26)	3,656	4,046,973
4.65%, 10/15/25 (Call 07/15/25)	5,263	5,830,720
4.70%, 06/15/44 (Call 12/15/43)	3,221	3,082,014
4.90%, 02/15/45 (Call 08/15/44)	1,086	1,087,944
5.15%, 06/01/42 (Call 12/01/41)	2,637	2,656,171
6.65%, 01/15/37	1,869	2,229,661
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,575	4,007,432
4.50%, 05/15/30 (Call 11/15/29)	1,386	1,585,283
5.00%, 03/15/27 (Call 09/15/26)	8,557	9,953,075
5.63%, 04/15/23 (Call 01/15/23)	5,977	6,511,942
5.63%, 03/01/25 (Call 12/01/24)	7,542	8,687,177
5.75%, 05/15/24 (Call 02/15/24)	6,998	7,956,586
5.88%, 06/30/26 (Call 12/31/25)	1,710	2,039,842
6.25%, 03/15/22 (Call 12/15/21)	4,700	4,906,377
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	1,782	1,947,156
3.50%, 03/15/25 (Call 12/15/24)	2,839	3,075,829

Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/15/45 (Call 09/15/44)	$3,565	$3,967,988
4.75%, 03/15/24 (Call 12/15/23)	2,855	3,165,481
5.95%, 09/25/43 (Call 03/25/43)	1,836	2,349,841
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,878	2,997,610
3.90%, 07/15/26 (Call 04/15/26)	4,034	4,390,081
4.00%, 10/01/27 (Call 07/01/27)	2,043	2,228,668
4.25%, 04/01/24 (Call 01/01/24)	1,545	1,672,632
4.65%, 02/15/22	2,697	2,798,245
4.95%, 01/15/43 (Call 07/15/42)	999	1,030,269
5.30%, 04/01/44 (Call 10/01/43)	4,389	4,710,714
5.35%, 05/15/45 (Call 11/15/44)	4,390	4,746,775
5.40%, 10/01/47 (Call 04/01/47)	4,438	4,847,761
5.95%, 12/01/25 (Call 09/01/25)	3,784	4,443,589
6.10%, 02/15/42	2,190	2,502,206
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	2,751	3,062,991
4.38%, 03/13/25 (Call 12/13/24)	1,773	1,975,087
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	555	699,894
7.00%, 10/15/28	1,170	1,516,940
Texas Eastern Transmission LP, 7.00%, 07/15/32	747	1,014,097
TransCanada PipeLines Ltd.
2.50%, 08/01/22	4,803	4,946,274
3.75%, 10/16/23 (Call 07/16/23)	3,721	4,001,936
4.10%, 04/15/30 (Call 01/15/30)	447	509,665
4.25%, 05/15/28 (Call 02/15/28)	5,244	6,026,772
4.63%, 03/01/34 (Call 12/01/33)	3,779	4,395,317
4.75%, 05/15/38 (Call 11/15/37)	1,930	2,261,304
4.88%, 01/15/26 (Call 10/15/25)	5,915	6,848,801
4.88%, 05/15/48 (Call 11/15/47)	2,327	2,787,886
5.00%, 10/16/43 (Call 04/16/43)	2,651	3,162,245
5.10%, 03/15/49 (Call 09/15/48)	3,551	4,410,058
5.60%, 03/31/34	906	1,136,151
5.85%, 03/15/36	3,863	5,052,070
6.10%, 06/01/40	3,410	4,512,965
6.20%, 10/15/37	4,823	6,428,046
7.25%, 08/15/38	2,576	3,735,535
7.63%, 01/15/39	2,974	4,446,933
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,249	1,343,474
3.95%, 05/15/50 (Call 11/15/49)	1,489	1,595,047
4.00%, 03/15/28 (Call 12/15/27)	1,008	1,132,014
4.45%, 08/01/42 (Call 02/01/42)	673	753,585
4.60%, 03/15/48 (Call 09/15/47)	1,662	1,917,084
5.40%, 08/15/41 (Call 02/15/41)	1,890	2,315,912
7.85%, 02/01/26 (Call 11/01/25)	2,682	3,449,159
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,197	2,490,321
4.50%, 03/15/28 (Call 12/15/27)	2,011	2,271,042
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,438	2,520,185
3.50%, 11/15/30 (Call 08/15/30)	2,094	2,275,403
3.60%, 03/15/22 (Call 01/15/22)	1,214	1,246,997
3.70%, 01/15/23 (Call 10/15/22)	1,765	1,854,274
3.75%, 06/15/27 (Call 03/15/27)	6,720	7,466,390
3.90%, 01/15/25 (Call 10/15/24)	4,923	5,372,815
4.00%, 09/15/25 (Call 06/15/25)	3,367	3,735,485
4.30%, 03/04/24 (Call 12/04/23)	5,604	6,130,608
4.50%, 11/15/23 (Call 08/15/23)	1,656	1,811,416

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.55%, 06/24/24 (Call 03/24/24)	$1,341	$1,489,207
4.85%, 03/01/48 (Call 09/01/47)	3,806	4,407,348
4.90%, 01/15/45 (Call 07/15/44)	1,733	1,977,058
5.10%, 09/15/45 (Call 03/15/45)	5,403	6,391,479
5.40%, 03/04/44 (Call 09/04/43)	2,684	3,208,078
5.75%, 06/24/44 (Call 12/24/43)	1,136	1,418,739
5.80%, 11/15/43 (Call 05/15/43)	1,615	2,020,446
6.30%, 04/15/40	5,238	6,844,285
8.75%, 03/15/32	300	449,985
Series A, 7.50%, 01/15/31	136	184,276

		887,720,821

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	4,185	4,601,408
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	1,609	1,872,715

		6,474,123

Real Estate Investment Trusts — 1.1%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	410	424,330
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	5,292	4,992,208
2.00%, 05/18/32 (Call 02/18/32)	3,208	3,123,886
2.75%, 12/15/29 (Call 09/15/29)	806	845,018
3.00%, 05/18/51 (Call 11/18/50)	7,820	7,477,953
3.38%, 08/15/31 (Call 05/15/31)	2,875	3,164,915
3.45%, 04/30/25 (Call 02/28/25)	3,670	4,005,695
3.80%, 04/15/26 (Call 02/15/26)	3,683	4,143,375
3.95%, 01/15/27 (Call 10/15/26)	231	260,734
3.95%, 01/15/28 (Call 10/15/27)	1,102	1,251,563
4.00%, 02/01/50 (Call 08/01/49)	2,820	3,166,127
4.30%, 01/15/26 (Call 10/15/25)	590	671,733
4.50%, 07/30/29 (Call 04/30/29)	1,002	1,181,468
4.70%, 07/01/30 (Call 04/01/30)	817	981,054
4.85%, 04/15/49 (Call 10/15/48)	1,113	1,414,523
4.90%, 12/15/30 (Call 09/15/30)	6,400	7,808,768
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	1,412	1,455,857
3.30%, 07/15/26 (Call 05/15/26)	2,741	2,995,584
3.63%, 11/15/27 (Call 08/15/27)	1,715	1,904,919
3.75%, 04/15/23 (Call 01/15/23)	3,622	3,834,068
3.88%, 01/30/31 (Call 10/30/30)	1,390	1,545,027
4.13%, 07/01/24 (Call 04/01/24)	1,475	1,617,514
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	2,812	3,150,199
4.90%, 02/15/29 (Call 11/15/28)	1,291	1,510,741
American Tower Corp.
0.60%, 01/15/24	4,149	4,146,718
1.30%, 09/15/25 (Call 08/15/25)	2,162	2,174,086
1.50%, 01/31/28 (Call 11/30/27)	7,880	7,712,550
1.88%, 10/15/30 (Call 07/15/30)	4,906	4,702,401
2.10%, 06/15/30 (Call 03/15/30)	1,062	1,041,716
2.40%, 03/15/25 (Call 02/15/25)	4,467	4,680,657
2.75%, 01/15/27 (Call 11/15/26)	2,628	2,772,014
2.90%, 01/15/30 (Call 10/15/29)	5,229	5,496,411
2.95%, 01/15/25 (Call 12/15/24)	2,550	2,722,609
2.95%, 01/15/51 (Call 07/15/50)	2,385	2,192,173
3.00%, 06/15/23	3,005	3,173,941
3.10%, 06/15/50 (Call 12/15/49)	3,089	2,927,198
3.13%, 01/15/27 (Call 10/15/26)	4,833	5,230,514

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 05/15/24 (Call 04/15/24)	$4,126	$4,450,056
3.38%, 10/15/26 (Call 07/15/26)	3,285	3,596,484
3.50%, 01/31/23	5,437	5,746,365
3.55%, 07/15/27 (Call 04/15/27)	1,773	1,956,240
3.60%, 01/15/28 (Call 10/15/27)	2,296	2,538,595
3.70%, 10/15/49 (Call 04/15/49)	1,766	1,846,636
3.80%, 08/15/29 (Call 05/15/29)	4,251	4,747,389
3.95%, 03/15/29 (Call 12/15/28)	3,043	3,411,294
4.00%, 06/01/25 (Call 03/01/25)	2,058	2,283,372
4.40%, 02/15/26 (Call 11/15/25)	4,424	5,016,904
4.70%, 03/15/22	4,611	4,811,717
5.00%, 02/15/24	4,752	5,330,271
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,478	2,535,490
2.45%, 01/15/31 (Call 10/15/30)	4,669	4,813,739
2.90%, 10/15/26 (Call 07/15/26)	2,147	2,333,209
2.95%, 09/15/22 (Call 06/15/22)	2,458	2,540,564
2.95%, 05/11/26 (Call 02/11/26)	1,865	2,026,341
3.20%, 01/15/28 (Call 10/15/27)	2,149	2,346,214
3.30%, 06/01/29 (Call 03/01/29)	2,233	2,450,561
3.35%, 05/15/27 (Call 02/15/27)	927	1,023,603
3.45%, 06/01/25 (Call 03/03/25)	2,052	2,245,668
3.50%, 11/15/24 (Call 08/15/24)	211	231,197
3.50%, 11/15/25 (Call 08/15/25)	470	518,899
3.90%, 10/15/46 (Call 04/15/46)	550	625,092
4.15%, 07/01/47 (Call 01/01/47)	830	977,533
4.20%, 12/15/23 (Call 09/16/23)	356	389,824
4.35%, 04/15/48 (Call 10/15/47)	1,440	1,763,482
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	6,346	6,793,456
2.90%, 03/15/30 (Call 12/15/29)	3,805	3,963,098
3.13%, 09/01/23 (Call 06/01/23)	4,007	4,234,277
3.20%, 01/15/25 (Call 10/15/24)	3,512	3,775,962
3.25%, 01/30/31 (Call 10/30/30)	2,834	3,002,708
3.40%, 06/21/29 (Call 03/21/29)	1,521	1,645,463
3.65%, 02/01/26 (Call 11/03/25)	7,408	8,236,585
3.80%, 02/01/24 (Call 11/01/23)	6,090	6,585,482
3.85%, 02/01/23 (Call 11/01/22)	5,797	6,123,951
4.50%, 12/01/28 (Call 09/01/28)	3,987	4,645,613
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	107	112,275
3.95%, 11/15/27 (Call 08/15/27)	2,205	2,336,396
4.10%, 10/01/24 (Call 07/01/24)	102	109,632
4.55%, 10/01/29 (Call 07/01/29)	1,189	1,288,353
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	173	182,858
3.65%, 06/15/24 (Call 04/15/24)	1,052	1,137,370
3.85%, 02/01/25 (Call 11/01/24)	774	842,391
3.90%, 03/15/27 (Call 12/15/26)	4,221	4,698,902
4.05%, 07/01/30 (Call 04/01/30)	2,785	3,080,099
4.13%, 06/15/26 (Call 03/15/26)	1,549	1,739,465
4.13%, 05/15/29 (Call 02/15/29)	1,730	1,932,047
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,220	1,289,991
2.95%, 12/15/22 (Call 09/15/22)	1,133	1,177,516
3.15%, 07/01/29 (Call 04/01/29)	2,583	2,794,961
3.35%, 11/01/49 (Call 05/01/49)	1,920	2,038,733
4.10%, 10/15/28 (Call 07/15/28)	962	1,103,876
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,196	1,277,328

62	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	$1,048	$1,091,387
4.15%, 04/01/25 (Call 01/01/25)	3,085	3,277,874
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	1,434	1,508,023
5.00%, 07/01/25 (Call 04/01/25)	915	1,032,861
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	10,475	10,254,082
1.35%, 07/15/25 (Call 06/15/25)	1,050	1,056,731
2.10%, 04/01/31 (Call 01/01/31)	8,720	8,424,915
2.25%, 01/15/31 (Call 10/15/30)	1,363	1,339,120
2.90%, 04/01/41 (Call 10/01/40)	10,050	9,492,024
3.10%, 11/15/29 (Call 08/15/29)	3,072	3,251,712
3.15%, 07/15/23 (Call 06/15/23)	2,113	2,236,019
3.20%, 09/01/24 (Call 07/01/24)	2,761	2,982,764
3.25%, 01/15/51 (Call 07/15/50)	2,075	1,987,954
3.30%, 07/01/30 (Call 04/01/30)	4,326	4,649,152
3.65%, 09/01/27 (Call 06/01/27)	1,615	1,792,941
3.70%, 06/15/26 (Call 03/15/26)	4,399	4,878,051
3.80%, 02/15/28 (Call 11/15/27)	3,539	3,934,448
4.00%, 03/01/27 (Call 12/01/26)	1,387	1,564,675
4.00%, 11/15/49 (Call 05/15/49)	2,618	2,824,063
4.15%, 07/01/50 (Call 01/01/50)	3,038	3,364,798
4.30%, 02/15/29 (Call 11/15/28)	1,505	1,724,068
4.45%, 02/15/26 (Call 11/15/25)	4,975	5,649,908
4.75%, 05/15/47 (Call 11/15/46)	2,333	2,777,460
5.20%, 02/15/49 (Call 08/15/48)	1,971	2,522,348
5.25%, 01/15/23	9,040	9,800,806
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	3,340	3,221,530
3.00%, 02/15/30 (Call 11/15/29)	475	499,686
3.13%, 09/01/26 (Call 06/01/26)	2,182	2,350,385
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,448,039
4.38%, 12/15/23 (Call 09/15/23)	585	638,019
4.38%, 02/15/29 (Call 11/15/28)	2,246	2,580,115
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	3,166	2,993,960
2.90%, 11/15/24 (Call 10/15/24)	2,815	2,996,849
3.45%, 11/15/29 (Call 08/15/29)	1,919	2,020,362
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	3,074	3,406,760
3.70%, 08/15/27 (Call 05/15/27)	4,485	5,043,293
4.45%, 07/15/28 (Call 04/15/28)	805	937,221
4.75%, 10/01/25 (Call 07/01/25)	1,404	1,614,221
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	3,632	3,528,851
1.75%, 02/01/31 (Call 11/01/30)	2,145	2,082,495
2.88%, 11/15/29 (Call 08/15/29)	2,080	2,215,387
3.05%, 03/01/50 (Call 09/01/49)	1,301	1,271,129
3.25%, 06/30/26 (Call 03/30/26)	99	108,596
3.38%, 12/15/27 (Call 09/15/27)	3,195	3,541,977
3.75%, 12/01/24 (Call 09/01/24)	50	54,916
4.00%, 09/15/28 (Call 06/15/28)	1,176	1,350,918
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	5,859	5,791,914
1.25%, 07/15/25 (Call 06/15/25)	2,143	2,143,879
1.55%, 03/15/28 (Call 01/15/28)	3,483	3,417,206
1.80%, 07/15/27 (Call 05/15/27)	1,351	1,359,322
2.15%, 07/15/30 (Call 04/15/30)	4,966	4,863,502
2.63%, 11/18/24 (Call 10/18/24)	2,313	2,451,641

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 11/18/26 (Call 09/18/26)	$5,920	$6,359,560
2.95%, 09/15/51 (Call 03/15/51)	2,755	2,505,700
3.00%, 07/15/50 (Call 01/15/50)	2,097	1,935,887
3.20%, 11/18/29 (Call 08/18/29)	2,542	2,706,366
5.38%, 05/15/27 (Call 05/15/22)	2,628	2,837,925
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	1,671	1,731,407
2.85%, 11/01/26 (Call 08/01/26)	231	249,004
3.00%, 04/15/23 (Call 01/15/23)	2,442	2,559,118
3.00%, 07/01/29 (Call 04/01/29)	3,608	3,874,270
3.25%, 08/01/27 (Call 05/01/27)	710	780,425
3.38%, 06/01/25 (Call 03/01/25)	268	290,850
3.50%, 03/01/28 (Call 12/01/27)	2,519	2,776,643
4.00%, 08/01/47 (Call 02/01/47)	906	1,038,276
4.15%, 12/01/28 (Call 09/01/28)	2,850	3,287,703
4.50%, 07/01/44 (Call 01/01/44)	4,050	5,021,757
4.50%, 06/01/45 (Call 12/01/44)	1,119	1,364,934
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,415	1,336,807
2.65%, 03/15/32 (Call 12/15/31)	2,315	2,362,874
2.65%, 09/01/50 (Call 03/01/50)	2,575	2,245,992
3.00%, 01/15/30 (Call 10/15/29)	2,305	2,449,823
3.25%, 05/01/23 (Call 02/01/23)	411	431,513
3.38%, 04/15/26 (Call 01/15/26)	1,018	1,121,429
3.50%, 04/01/25 (Call 01/01/25)	1,078	1,173,726
3.63%, 05/01/27 (Call 02/01/27)	1,525	1,687,489
3.88%, 05/01/24 (Call 02/01/24)	1,775	1,934,537
4.00%, 03/01/29 (Call 12/01/28)	1,446	1,634,428
4.50%, 03/15/48 (Call 09/15/47)	1,275	1,504,997
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	850	851,054
3.20%, 06/15/29 (Call 03/15/29)	1,717	1,823,986
3.25%, 07/15/27 (Call 04/15/27)	1,364	1,467,391
3.50%, 06/01/30 (Call 03/01/30)	2,626	2,858,165
3.95%, 01/15/24 (Call 10/15/23)	688	746,858
4.50%, 12/01/44 (Call 06/01/44)	712	823,585
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	793	841,849
4.00%, 01/15/30 (Call 10/17/29)	3,196	3,407,320
4.00%, 01/15/31 (Call 10/15/30)	735	782,510
5.25%, 06/01/25 (Call 03/01/25)	2,805	3,173,128
5.30%, 01/15/29 (Call 10/15/28)	2,755	3,157,561
5.38%, 11/01/23 (Call 08/01/23)	5,409	5,917,554
5.38%, 04/15/26 (Call 01/15/26)	5,477	6,288,198
5.75%, 06/01/28 (Call 03/03/28)	1,704	1,999,474
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	45	43,491
2.40%, 03/15/30 (Call 09/15/29)	350	351,232
3.63%, 01/15/28 (Call 10/15/27)	977	1,071,593
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	1,024	983,470
3.10%, 02/15/30 (Call 11/15/29)	1,535	1,622,587
3.50%, 08/01/26 (Call 05/01/26)	1,645	1,818,613
3.75%, 07/01/27 (Call 04/01/27)	2,023	2,285,626
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	1,460	1,531,584
3.00%, 01/15/30 (Call 10/15/29)	2,969	3,159,758
3.25%, 07/15/26 (Call 05/15/26)	992	1,092,261
3.40%, 02/01/25 (Call 11/01/24)	2,899	3,144,110
3.50%, 07/15/29 (Call 04/15/29)	1,381	1,520,343

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$4,755	$5,305,106
6.75%, 02/01/41 (Call 08/01/40)	658	922,404
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	250	247,905
3.05%, 02/15/30 (Call 11/15/29)	1,355	1,387,425
3.88%, 03/01/27 (Call 12/01/26)	2,000	2,190,640
4.13%, 03/15/28 (Call 12/15/27)	248	274,038
4.20%, 04/15/29 (Call 01/15/29)	1,950	2,164,636
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,597	2,755,391
Series D, 3.75%, 10/15/23 (Call 07/15/23)	2,372	2,517,498
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,464	1,565,880
Series F, 4.50%, 02/01/26 (Call 11/01/25)	115	125,824
Series H, 3.38%, 12/15/29 (Call 09/16/29)	2,044	2,056,244
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,490	1,535,594
3.95%, 11/01/27 (Call 08/01/27)	1,216	1,320,004
4.65%, 04/01/29 (Call 01/01/29)	2,141	2,431,362
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	3,708	3,591,791
3.05%, 02/15/30 (Call 11/15/29)	1,298	1,345,403
3.45%, 12/15/24 (Call 09/15/24)	3,877	4,176,188
4.25%, 08/15/29 (Call 05/15/29)	1,743	1,963,594
4.38%, 10/01/25 (Call 07/01/25)	831	920,947
4.75%, 12/15/28 (Call 09/15/28)	1,654	1,908,385
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	430	429,910
2.70%, 03/01/24 (Call 01/01/24)	2,297	2,421,980
2.70%, 10/01/30 (Call 07/01/30)	665	684,664
2.80%, 10/01/26 (Call 07/01/26)	2,738	2,939,900
3.13%, 06/01/23 (Call 03/01/23)	1,793	1,886,720
3.30%, 02/01/25 (Call 12/01/24)	922	996,710
3.40%, 11/01/22 (Call 09/01/22)	1,358	1,417,630
3.70%, 10/01/49 (Call 04/01/49)	3,675	3,839,419
3.80%, 04/01/27 (Call 01/01/27)	1,949	2,179,060
4.13%, 12/01/46 (Call 06/01/46)	595	652,858
4.25%, 04/01/45 (Call 10/01/44)	1,068	1,202,611
4.45%, 09/01/47 (Call 03/01/47)	1,570	1,814,920
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	807	852,668
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)	250	251,505
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	950	935,190
3.88%, 12/15/27 (Call 09/15/27)	531	600,402
4.00%, 06/15/29 (Call 03/15/29)	1,907	2,148,769
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,324	1,464,106
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	2,131	2,046,314
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,208,026
3.60%, 06/01/27 (Call 03/01/27)	2,395	2,662,234
3.75%, 06/15/24 (Call 03/13/24)	992	1,077,639
3.95%, 03/15/29 (Call 12/15/28)	1,505	1,707,121
4.00%, 11/15/25 (Call 08/15/25)	542	604,942
4.20%, 06/15/28 (Call 03/15/28)	1,054	1,209,992
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,827,903
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	550	535,326
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	3,087	3,125,649

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.10%, 04/15/50 (Call 10/15/49)	$1,665	$1,564,867
3.30%, 04/15/23 (Call 01/15/23)	1,305	1,370,394
3.50%, 10/15/27 (Call 07/15/27)	405	442,811
3.60%, 12/15/26 (Call 09/15/26)	2,055	2,264,322
3.90%, 06/15/24 (Call 03/15/24)	2,130	2,325,747
4.00%, 11/15/25 (Call 08/15/25)	1,430	1,587,858
4.30%, 10/15/28 (Call 07/15/28)	930	1,060,144
4.80%, 10/15/48 (Call 04/25/48)	390	472,551
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	382	391,057
4.15%, 02/01/22 (Call 12/01/21)	910	933,378
4.25%, 05/15/24 (Call 02/15/24)	2,462	2,603,122
4.50%, 02/01/25 (Call 11/01/24)	1,342	1,429,686
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	1,239	1,269,182
3.63%, 10/01/29 (Call 07/01/29)	2,015	2,109,645
4.38%, 08/01/23 (Call 06/01/23)	2,880	3,108,557
4.50%, 01/15/25 (Call 10/15/24)	1,849	2,017,130
4.50%, 04/01/27 (Call 01/01/27)	970	1,075,992
4.75%, 01/15/28 (Call 10/15/27)	1,177	1,314,226
4.95%, 04/01/24 (Call 01/01/24)	2,367	2,595,487
5.25%, 01/15/26 (Call 10/15/25)	3,185	3,620,103
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	2,943	3,192,772
4.30%, 03/15/27 (Call 12/15/26)	40	44,590
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	982	978,141
3.40%, 06/01/23 (Call 03/01/23)	1,470	1,534,254
4.45%, 03/15/24 (Call 12/15/23)	850	921,647
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,418	3,222,661
1.63%, 03/15/31 (Call 12/15/30)	125	120,754
2.13%, 04/15/27 (Call 02/15/27)	1,005	1,046,054
2.13%, 10/15/50 (Call 04/15/50)	5,745	4,846,942
2.25%, 04/15/30 (Call 01/15/30)	2,667	2,727,968
3.00%, 04/15/50 (Call 10/15/49)	1,762	1,767,832
3.25%, 10/01/26 (Call 07/01/26)	690	765,113
3.75%, 11/01/25 (Call 08/01/25)	4,340	4,852,814
3.88%, 09/15/28 (Call 06/15/28)	1,094	1,252,903
4.38%, 02/01/29 (Call 11/01/28)	2,031	2,406,552
4.38%, 09/15/48 (Call 03/15/48)	49	61,626
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	370	365,619
2.37%, 09/15/22 (Call 08/15/22)	843	868,239
3.09%, 09/15/27 (Call 06/15/27)	2,955	3,270,624
3.39%, 05/01/29 (Call 02/01/29)	3,176	3,546,290
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	760	780,406
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	2,878	2,816,411
1.80%, 03/15/33 (Call 12/15/32)	1,233	1,170,240
3.00%, 01/15/27 (Call 10/15/26)	3,771	4,085,351
3.25%, 06/15/29 (Call 03/15/29)	1,082	1,175,236
3.25%, 01/15/31 (Call 10/15/30)	4,734	5,153,953
3.65%, 01/15/28 (Call 10/15/27)	2,059	2,303,527
3.88%, 07/15/24 (Call 04/15/24)	1,865	2,043,965
3.88%, 04/15/25 (Call 02/15/25)	1,947	2,160,800
4.13%, 10/15/26 (Call 07/15/26)	2,041	2,344,435
4.65%, 08/01/23 (Call 05/01/23)	1,968	2,143,683
4.65%, 03/15/47 (Call 09/15/46)	2,128	2,711,540

64	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	$1,140	$1,191,699
3.60%, 02/01/27 (Call 11/01/26)	426	466,649
3.70%, 06/15/30 (Call 03/15/30)	435	479,435
4.13%, 03/15/28 (Call 12/15/27)	710	793,603
4.40%, 02/01/47 (Call 08/01/46)	2,143	2,370,929
4.65%, 03/15/49 (Call 09/15/48)	1,871	2,163,568
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	1,380	1,493,781
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	3,390	3,289,012
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	2,538	2,624,495
4.80%, 06/01/24 (Call 05/01/24)	2,088	2,285,316
5.13%, 08/15/26 (Call 05/15/26)	2,084	2,350,252
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	230	227,065
2.00%, 09/13/24 (Call 06/13/24)	4,952	5,153,101
2.20%, 02/01/31 (Call 11/01/30)	326	318,776
2.45%, 09/13/29 (Call 06/13/29)	6,163	6,259,636
2.63%, 06/15/22 (Call 03/15/22)	2,441	2,498,583
2.65%, 07/15/30 (Call 04/15/30)	748	761,337
2.75%, 02/01/23 (Call 11/01/22)	3,598	3,739,833
2.75%, 06/01/23 (Call 03/01/23)	1,325	1,387,275
3.25%, 11/30/26 (Call 08/30/26)	4,083	4,462,597
3.25%, 09/13/49 (Call 03/13/49)	3,899	3,726,742
3.30%, 01/15/26 (Call 10/15/25)	1,937	2,102,807
3.38%, 10/01/24 (Call 07/01/24)	6,990	7,576,391
3.38%, 06/15/27 (Call 03/15/27)	952	1,047,781
3.38%, 12/01/27 (Call 09/01/27)	3,268	3,595,682
3.50%, 09/01/25 (Call 06/01/25)	2,138	2,331,660
3.75%, 02/01/24 (Call 11/01/23)	3,702	3,998,604
3.80%, 07/15/50 (Call 01/15/50)	1,797	1,878,153
4.25%, 10/01/44 (Call 04/01/44)	1,032	1,146,449
4.25%, 11/30/46 (Call 05/30/46)	2,232	2,492,318
4.75%, 03/15/42 (Call 09/15/41)	3,134	3,725,010
6.75%, 02/01/40 (Call 11/01/39)	2,288	3,301,767
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,325	2,425,835
4.25%, 02/01/26 (Call 11/01/25)	2,029	2,175,047
4.70%, 06/01/27 (Call 03/01/27)	2,449	2,712,463
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	3,893	4,035,640
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(b)	744	782,428
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	1,485	1,568,620
3.20%, 02/15/31 (Call 11/15/30)	725	751,970
3.40%, 01/15/30 (Call 10/15/29)	1,285	1,363,462
4.00%, 07/15/29 (Call 04/15/29)	2,470	2,747,924
4.45%, 09/15/26 (Call 06/15/26)	1,046	1,175,673
STORE Capital Corp.
2.75%, 11/18/30 (Call 08/18/30)	250	249,655
4.50%, 03/15/28 (Call 12/15/27)	1,712	1,923,192
4.63%, 03/15/29 (Call 12/15/28)	841	955,788
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	545	564,440
3.88%, 07/15/27 (Call 04/15/27)	2,015	2,136,101
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,745	1,649,461

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.10%, 08/01/32 (Call 05/01/32)	$850	$824,755
2.10%, 06/15/33 (Call 12/15/32)	275	266,640
2.95%, 09/01/26 (Call 06/01/26)	634	683,420
3.00%, 08/15/31 (Call 05/15/31)	2,098	2,219,201
3.10%, 11/01/34 (Call 08/01/34)	2,443	2,593,318
3.20%, 01/15/30 (Call 10/15/29)	3,098	3,331,930
3.50%, 07/01/27 (Call 04/01/27)	503	555,010
3.50%, 01/15/28 (Call 10/15/27)	865	947,435
4.00%, 10/01/25 (Call 07/01/25)	450	507,060
4.40%, 01/26/29 (Call 10/26/28)	1,535	1,779,618
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	2,057	2,174,846
3.00%, 01/15/30 (Call 10/15/29)	1,900	1,988,977
3.10%, 01/15/23 (Call 12/15/22)	2,193	2,297,847
3.13%, 06/15/23 (Call 03/15/23)	1,509	1,587,196
3.25%, 10/15/26 (Call 07/15/26)	484	525,159
3.50%, 04/15/24 (Call 03/15/24)	1,715	1,857,585
3.50%, 02/01/25 (Call 11/01/24)	2,340	2,545,967
3.75%, 05/01/24 (Call 02/01/24)	1,980	2,148,161
3.85%, 04/01/27 (Call 01/01/27)	1,045	1,162,657
4.00%, 03/01/28 (Call 12/01/27)	648	730,950
4.13%, 01/15/26 (Call 10/15/25)	4,580	5,186,987
4.38%, 02/01/45 (Call 08/01/44)	222	237,229
4.40%, 01/15/29 (Call 10/15/28)	4,154	4,746,527
4.75%, 11/15/30 (Call 08/15/30)	700	828,205
4.88%, 04/15/49 (Call 10/15/48)	1,877	2,201,533
5.70%, 09/30/43 (Call 03/30/43)	850	1,066,912
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	145	145,083
2.85%, 12/15/32 (Call 09/15/32)	100	99,825
3.10%, 12/15/29 (Call 09/15/29)	984	1,026,834
3.40%, 01/15/28 (Call 11/15/27)	1,265	1,367,528
3.95%, 08/15/27 (Call 05/15/27)	3,269	3,663,176
4.60%, 02/06/24 (Call 11/06/23)	1,914	2,107,544
4.63%, 11/01/25 (Call 09/01/25)	828	946,040
4.88%, 06/01/26 (Call 03/01/26)	3,441	4,000,851
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	2,985	3,172,846
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	95	99,043
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	1,484	1,587,583
2.75%, 01/15/31 (Call 10/15/30)	435	447,554
3.10%, 01/15/30 (Call 10/15/29)	2,470	2,609,678
3.63%, 03/15/24 (Call 02/15/24)	4,022	4,353,011
3.75%, 03/15/23 (Call 12/15/22)	2,223	2,351,312
3.95%, 09/01/23 (Call 08/01/23)	25	27,059
4.00%, 06/01/25 (Call 03/01/25)	3,187	3,536,582
4.13%, 03/15/29 (Call 09/15/28)	1,951	2,206,210
4.25%, 04/01/26 (Call 01/01/26)	1,792	2,043,740
4.25%, 04/15/28 (Call 01/15/28)	3,068	3,496,170
4.50%, 01/15/24 (Call 10/15/23)	1,486	1,633,991
4.95%, 09/01/48 (Call 03/01/48)	135	166,146
6.50%, 03/15/41 (Call 09/15/40)	3,057	4,159,385
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	2,219	2,527,286
4.00%, 04/15/30 (Call 01/15/30)	2,725	3,102,085
6.95%, 10/01/27	929	1,203,436
7.38%, 03/15/32	4,458	6,461,069
8.50%, 01/15/25	50	63,586
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	1,355	1,360,352

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 07/15/29 (Call 04/15/29)	$905	$1,004,749
4.00%, 02/01/25 (Call 12/01/24)	2,303	2,527,589
4.25%, 10/01/26 (Call 07/01/26)	860	975,644
4.60%, 04/01/24 (Call 01/01/24)	1,897	2,103,868

		933,622,485

Retail — 0.8%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	386	386,946
3.90%, 04/15/30 (Call 01/15/30)	1,202	1,342,874
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	2,412	2,608,940
3.80%, 11/15/27 (Call 08/15/27)	177	194,831
4.50%, 10/01/25 (Call 07/01/25)	1,439	1,612,515
4.75%, 06/01/30 (Call 03/01/30)	973	1,145,853
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	286	271,654
2.88%, 01/15/23 (Call 10/15/22)	863	897,770
3.13%, 07/15/23 (Call 04/15/23)	1,528	1,614,011
3.13%, 04/18/24 (Call 03/18/24)	1,154	1,238,161
3.13%, 04/21/26 (Call 01/21/26)	2,005	2,176,568
3.25%, 04/15/25 (Call 01/15/25)	2,520	2,723,389
3.63%, 04/15/25 (Call 03/15/25)	410	450,717
3.70%, 04/15/22 (Call 01/15/22)	1,180	1,214,102
3.75%, 06/01/27 (Call 03/01/27)	1,417	1,595,485
3.75%, 04/18/29 (Call 01/18/29)	2,945	3,267,271
4.00%, 04/15/30 (Call 01/15/30)	420	479,111
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	5,290	5,116,329
4.45%, 10/01/28 (Call 07/01/28)	2,924	3,395,378
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,881	3,909,681
1.60%, 04/20/30 (Call 01/20/30)	5,328	5,210,571
1.75%, 04/20/32 (Call 01/20/32)	4,345	4,258,926
2.30%, 05/18/22 (Call 04/18/22)	2,076	2,124,599
2.75%, 05/18/24 (Call 03/18/24)	4,007	4,284,805
3.00%, 05/18/27 (Call 02/18/27)	3,850	4,232,536
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	4,692	5,119,347
4.55%, 02/15/48 (Call 08/15/47)	1,114	1,193,852
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	2,968	3,122,959
3.50%, 04/03/30 (Call 01/03/30)	704	775,731
3.88%, 04/15/27 (Call 01/15/27)	3,486	3,943,712
4.13%, 05/01/28 (Call 02/01/28)	1,927	2,212,736
4.13%, 04/03/50 (Call 10/03/49)	3,169	3,669,924
4.15%, 11/01/25 (Call 08/01/25)	1,849	2,088,667
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	3,491	3,719,451
4.00%, 05/15/25 (Call 03/15/25)	3,368	3,746,125
4.20%, 05/15/28 (Call 02/15/28)	5,008	5,750,436
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	845	804,710
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	4,165	4,039,217
1.38%, 03/15/31 (Call 12/15/30)	9,150	8,673,926
2.13%, 09/15/26 (Call 06/15/26)	3,310	3,485,596
2.38%, 03/15/51 (Call 09/15/50)	5,575	4,969,945
2.50%, 04/15/27 (Call 02/15/27)	6,074	6,495,657
2.63%, 06/01/22 (Call 05/01/22)	6,396	6,569,460
2.70%, 04/01/23 (Call 01/01/23)	4,185	4,367,466
2.70%, 04/15/30 (Call 01/15/30)	3,934	4,197,224

Security	Par (000)	Value

Retail (continued)
2.80%, 09/14/27 (Call 06/14/27)	$2,789	$3,036,886
2.95%, 06/15/29 (Call 03/15/29)	1,106	1,201,569
3.00%, 04/01/26 (Call 01/01/26)	4,872	5,305,657
3.13%, 12/15/49 (Call 06/15/49)	5,359	5,491,742
3.25%, 03/01/22	1,314	1,353,696
3.30%, 04/15/40 (Call 10/15/39)	7,452	8,119,103
3.35%, 09/15/25 (Call 06/15/25)	1,185	1,306,984
3.35%, 04/15/50 (Call 10/15/49)	6,191	6,596,511
3.50%, 09/15/56 (Call 03/15/56)	2,735	2,989,437
3.75%, 02/15/24 (Call 11/15/23)	2,828	3,078,533
3.90%, 12/06/28 (Call 09/06/28)	3,201	3,710,119
3.90%, 06/15/47 (Call 12/15/46)	3,455	3,994,395
4.20%, 04/01/43 (Call 10/01/42)	4,439	5,318,233
4.25%, 04/01/46 (Call 10/01/45)	4,870	5,893,138
4.40%, 03/15/45 (Call 09/15/44)	2,202	2,703,329
4.50%, 12/06/48 (Call 06/06/48)	4,723	5,955,042
4.88%, 02/15/44 (Call 08/15/43)	4,215	5,495,601
5.40%, 09/15/40 (Call 03/15/40)	2,134	2,899,871
5.88%, 12/16/36	8,138	11,652,639
5.95%, 04/01/41 (Call 10/01/40)	4,375	6,324,981
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	1,379	1,426,451
4.25%, 07/17/25 (Call 04/17/25)	2,518	2,739,735
5.55%, 07/17/45 (Call 01/17/45)	3,050	3,511,038
9.50%, 05/15/25 (Call 04/15/25)	115	148,037
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,512	5,341,183
1.70%, 10/15/30 (Call 07/15/30)	3,094	2,974,912
2.50%, 04/15/26 (Call 01/15/26)	2,251	2,391,597
3.00%, 10/15/50 (Call 04/15/50)	2,943	2,816,333
3.10%, 05/03/27 (Call 02/03/27)	4,025	4,430,599
3.12%, 04/15/22 (Call 01/15/22)	3,407	3,490,369
3.13%, 09/15/24 (Call 06/15/24)	3,830	4,143,217
3.38%, 09/15/25 (Call 06/15/25)	5,292	5,813,632
3.65%, 04/05/29 (Call 01/05/29)	4,102	4,602,854
3.70%, 04/15/46 (Call 10/15/45)	5,901	6,385,944
3.88%, 09/15/23 (Call 06/15/23)	1,147	1,237,854
4.00%, 04/15/25 (Call 03/15/25)	6,393	7,134,077
4.05%, 05/03/47 (Call 11/03/46)	6,589	7,501,379
4.38%, 09/15/45 (Call 03/15/45)	1,428	1,691,309
4.50%, 04/15/30 (Call 01/15/30)	7,241	8,613,749
4.65%, 04/15/42 (Call 10/15/41)	4,055	4,999,693
5.00%, 04/15/40 (Call 10/15/39)	4,324	5,513,749
5.13%, 04/15/50 (Call 10/15/49)	110	149,248
5.50%, 10/15/35	53	69,847
6.50%, 03/15/29	505	661,353
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	352	358,670
2.13%, 03/01/30 (Call 12/01/29)	1,060	1,065,904
2.63%, 09/01/29 (Call 06/01/29)	3,798	3,975,860
3.25%, 06/10/24	1,125	1,219,556
3.30%, 07/01/25 (Call 06/15/25)	6,500	7,107,815
3.35%, 04/01/23 (Call 03/01/23)	3,823	4,047,716
3.38%, 05/26/25 (Call 02/26/25)	1,851	2,022,273
3.50%, 03/01/27 (Call 12/01/26)	1,529	1,700,600
3.50%, 07/01/27 (Call 05/01/27)	9,703	10,837,087
3.60%, 07/01/30 (Call 04/01/30)	7,450	8,347,055
3.63%, 05/01/43	1,621	1,765,318
3.63%, 09/01/49 (Call 03/01/49)	4,167	4,484,359
3.70%, 01/30/26 (Call 10/30/25)	3,585	4,005,951

66	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.70%, 02/15/42	$3,031	$3,337,070
3.80%, 04/01/28 (Call 01/01/28)	3,102	3,512,240
4.20%, 04/01/50 (Call 10/01/49)	2,560	3,008,026
4.45%, 03/01/47 (Call 09/01/46)	3,760	4,512,376
4.45%, 09/01/48 (Call 03/01/48)	3,668	4,428,413
4.60%, 05/26/45 (Call 11/26/44)	3,694	4,507,788
4.70%, 12/09/35 (Call 06/09/35)	2,788	3,428,655
4.88%, 07/15/40	847	1,075,394
4.88%, 12/09/45 (Call 06/09/45)	5,700	7,194,882
5.70%, 02/01/39	734	995,840
6.30%, 10/15/37	2,323	3,334,272
6.30%, 03/01/38	4,233	6,061,698
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,209,251
3.55%, 03/15/26 (Call 12/15/25)	2,090	2,312,648
3.60%, 09/01/27 (Call 06/01/27)	350	391,734
3.80%, 09/01/22 (Call 06/01/22)	595	619,032
3.85%, 06/15/23 (Call 03/15/23)	1,764	1,879,507
3.90%, 06/01/29 (Call 03/01/29)	3,127	3,531,290
4.20%, 04/01/30 (Call 01/01/30)	1,326	1,530,973
4.35%, 06/01/28 (Call 03/01/28)	1,375	1,593,570
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	1,705	1,674,003
1.88%, 04/15/31 (Call 01/15/31)	1,025	987,454
4.60%, 04/15/25 (Call 03/15/25)	2,181	2,478,685
Starbucks Corp.
1.30%, 05/07/22	1,269	1,283,276
2.00%, 03/12/27 (Call 01/12/27)	1,683	1,742,040
2.25%, 03/12/30 (Call 12/12/29)	2,685	2,729,195
2.45%, 06/15/26 (Call 03/15/26)	796	843,314
2.55%, 11/15/30 (Call 08/15/30)	2,680	2,778,195
2.70%, 06/15/22 (Call 04/15/22)	1,492	1,530,867
3.10%, 03/01/23 (Call 02/01/23)	4,150	4,363,103
3.35%, 03/12/50 (Call 09/12/49)	2,305	2,341,327
3.50%, 03/01/28 (Call 12/01/27)	2,001	2,229,814
3.50%, 11/15/50 (Call 05/15/50)	4,633	4,840,280
3.55%, 08/15/29 (Call 05/15/29)	2,372	2,655,525
3.75%, 12/01/47 (Call 06/01/47)	1,942	2,096,525
3.80%, 08/15/25 (Call 06/15/25)	2,880	3,217,133
3.85%, 10/01/23 (Call 07/01/23)	2,786	3,003,308
4.00%, 11/15/28 (Call 08/15/28)	3,249	3,739,956
4.30%, 06/15/45 (Call 12/10/44)	2,016	2,326,343
4.45%, 08/15/49 (Call 02/15/49)	1,919	2,322,585
4.50%, 11/15/48 (Call 05/15/48)	3,685	4,389,904
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	7,951	8,373,278
2.35%, 02/15/30 (Call 11/15/29)	3,476	3,627,102
2.50%, 04/15/26	4,065	4,370,444
2.65%, 09/15/30 (Call 06/15/30)	5,034	5,373,594
3.38%, 04/15/29 (Call 01/15/29)	6,082	6,829,052
3.50%, 07/01/24	6,675	7,325,879
3.63%, 04/15/46	4,518	5,210,203
3.90%, 11/15/47 (Call 05/15/47)	3,832	4,604,225
4.00%, 07/01/42	1,844	2,282,669
6.35%, 11/01/32	20	28,483
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,845	7,231,606
2.50%, 05/15/23 (Call 02/15/23)	1,970	2,051,026
3.50%, 04/15/25 (Call 03/15/25)	423	463,870
3.75%, 04/15/27 (Call 02/15/27)	3,679	4,167,645

Security	Par (000)	Value

Retail (continued)
3.88%, 04/15/30 (Call 01/15/30)	$1,375	$1,579,105
4.50%, 04/15/50 (Call 10/15/49)	2,040	2,642,718
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	1,635	1,568,063
Walgreen Co.
3.10%, 09/15/22	3,485	3,626,212
4.40%, 09/15/42	845	931,376
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	2,000	2,146,500
3.45%, 06/01/26 (Call 03/01/26)	6,426	7,071,942
4.10%, 04/15/50 (Call 10/15/49)	2,000	2,105,220
4.50%, 11/18/34 (Call 05/18/34)	2,913	3,355,426
4.65%, 06/01/46 (Call 12/01/45)	870	977,558
4.80%, 11/18/44 (Call 05/18/44)	5,192	5,932,950
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	7,458	7,723,281
2.38%, 09/24/29 (Call 06/24/29)	1,984	2,089,311
2.55%, 04/11/23 (Call 01/11/23)	6,426	6,699,491
2.65%, 12/15/24 (Call 10/15/24)	6,254	6,721,111
2.85%, 07/08/24 (Call 06/08/24)	6,774	7,289,840
2.95%, 09/24/49 (Call 03/24/49)	4,591	4,726,664
3.05%, 07/08/26 (Call 05/08/26)	9,902	10,901,211
3.25%, 07/08/29 (Call 04/08/29)	8,136	9,093,445
3.30%, 04/22/24 (Call 01/22/24)	7,655	8,277,352
3.40%, 06/26/23 (Call 05/26/23)	3,197	3,417,465
3.55%, 06/26/25 (Call 04/26/25)	3,049	3,388,201
3.63%, 12/15/47 (Call 06/15/47)	5,845	6,697,902
3.70%, 06/26/28 (Call 03/26/28)	9,317	10,679,704
3.95%, 06/28/38 (Call 12/28/37)	10,079	12,038,660
4.00%, 04/11/43 (Call 10/11/42)	4,735	5,694,642
4.05%, 06/29/48 (Call 12/29/47)	10,746	13,169,653
4.30%, 04/22/44 (Call 10/22/43)	4,063	5,111,173
4.88%, 07/08/40	125	165,469
5.00%, 10/25/40	2,757	3,735,845
5.25%, 09/01/35	3,322	4,558,714
5.63%, 04/01/40	195	278,731
5.63%, 04/15/41	646	929,077
5.88%, 04/05/27	636	802,492
6.20%, 04/15/38	431	644,078
6.50%, 08/15/37	1,888	2,870,496
7.55%, 02/15/30	291	428,812

		709,899,410

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)(b)	1,005	1,052,496
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	5,978	6,258,129

		7,310,625

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	2,312	2,545,373
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	1,215	1,273,891
2.95%, 04/01/25 (Call 03/01/25)	401	430,931
3.13%, 12/05/23 (Call 10/05/23)	4,171	4,458,966
3.50%, 12/05/26 (Call 09/05/26)	4,723	5,263,784
3.90%, 12/15/25 (Call 09/15/25)	2,867	3,217,577
5.30%, 12/15/45 (Call 06/15/45)	1,374	1,775,469
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	2,755	2,716,954
2.75%, 06/01/50 (Call 12/01/49)	3,561	3,472,865

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.30%, 04/01/27 (Call 01/01/27)	$6,380	$7,095,453
3.90%, 10/01/25 (Call 07/01/25)	2,958	3,320,680
4.35%, 04/01/47 (Call 10/01/46)	2,321	2,910,232
5.10%, 10/01/35 (Call 04/01/35)	4,670	6,179,391
5.85%, 06/15/41	1,554	2,257,511
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	5,453	5,827,839
3.50%, 01/15/28 (Call 10/15/27)	4,621	4,965,034
3.63%, 01/15/24 (Call 11/15/23)	9,227	9,934,250
3.88%, 01/15/27 (Call 10/15/26)	14,182	15,548,010
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	2,615	2,577,135
2.45%, 02/15/31 (Call 11/15/30)(c)	9,910	9,633,511
2.60%, 02/15/33 (Call 11/15/32)(c)	3,890	3,741,324
3.15%, 11/15/25 (Call 10/15/25)	5,499	5,917,089
3.46%, 09/15/26 (Call 07/15/26)	5,570	6,042,949
3.50%, 02/15/41 (Call 08/15/40)(c)	3,125	3,102,969
3.63%, 10/15/24 (Call 09/15/24)	8,542	9,310,524
3.75%, 02/15/51 (Call 08/15/50)(c)	3,090	3,047,327
4.11%, 09/15/28 (Call 06/15/28)	3,675	4,074,509
4.15%, 11/15/30 (Call 08/15/30)	10,582	11,691,523
4.25%, 04/15/26 (Call 02/15/26)	10,191	11,418,608
4.30%, 11/15/32 (Call 08/15/32)	7,531	8,473,203
4.70%, 04/15/25 (Call 03/15/25)	6,339	7,162,690
4.75%, 04/15/29 (Call 01/15/29)	10,496	12,020,964
5.00%, 04/15/30 (Call 01/15/30)	6,290	7,324,202
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	1,682	1,720,669
2.45%, 11/15/29 (Call 08/15/29)	8,337	8,753,933
2.60%, 05/19/26 (Call 02/19/26)	4,298	4,604,490
2.70%, 12/15/22	7,102	7,406,392
2.88%, 05/11/24 (Call 03/11/24)	4,914	5,265,400
3.10%, 07/29/22	2,687	2,793,298
3.10%, 02/15/60 (Call 08/15/59)	4,365	4,330,167
3.15%, 05/11/27 (Call 02/11/27)	2,903	3,201,428
3.25%, 11/15/49 (Call 05/15/49)	9,188	9,543,208
3.40%, 03/25/25 (Call 02/25/25)	7,047	7,713,153
3.70%, 07/29/25 (Call 04/29/25)	8,323	9,247,519
3.73%, 12/08/47 (Call 06/08/47)	3,202	3,578,619
3.75%, 03/25/27 (Call 01/25/27)	4,443	5,040,273
3.90%, 03/25/30 (Call 12/25/29)	6,139	7,132,781
4.00%, 12/15/32	2,475	2,938,419
4.10%, 05/19/46 (Call 11/19/45)	6,217	7,344,391
4.10%, 05/11/47 (Call 11/11/46)	3,549	4,184,413
4.25%, 12/15/42	452	543,177
4.60%, 03/25/40 (Call 09/25/39)	5,224	6,577,695
4.75%, 03/25/50 (Call 09/25/49)	9,826	12,736,461
4.80%, 10/01/41	200	258,026
4.90%, 07/29/45 (Call 01/29/45)	1,466	1,916,927
4.95%, 03/25/60 (Call 09/25/59)	2,929	4,021,107
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	4,762	4,799,477
4.10%, 03/15/29 (Call 12/15/28)	4,340	5,017,995
4.65%, 11/01/24 (Call 08/01/24)	2,874	3,240,061
5.00%, 03/15/49 (Call 09/15/48)	1,702	2,221,093
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	2,146	2,146,429
2.88%, 06/15/50 (Call 12/15/49)	2,809	2,761,163
3.13%, 06/15/60 (Call 12/15/59)	2,170	2,188,966
3.75%, 03/15/26 (Call 01/15/26)	2,960	3,323,044

Security	Par (000)	Value

Semiconductors (continued)
3.80%, 03/15/25 (Call 12/15/24)	$2,267	$2,503,221
4.00%, 03/15/29 (Call 12/15/28)	4,465	5,166,764
4.88%, 03/15/49 (Call 09/15/48)	1,650	2,221,544
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	3,847	4,138,295
4.88%, 06/22/28 (Call 03/22/28)	3,767	4,418,390
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,377	4,590,598
3.45%, 06/15/27 (Call 03/15/27)	799	890,030
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	718	775,174
Micron Technology Inc.
2.50%, 04/24/23	919	957,276
4.19%, 02/15/27 (Call 12/15/26)	2,157	2,458,376
4.64%, 02/06/24 (Call 01/06/24)	3,869	4,275,322
4.66%, 02/15/30 (Call 11/15/29)	3,367	3,943,161
4.98%, 02/06/26 (Call 12/06/25)	3,951	4,580,394
5.33%, 02/06/29 (Call 11/06/28)	3,345	4,035,876
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	8,500	9,139,795
3.20%, 09/16/26 (Call 06/16/26)	3,112	3,430,949
3.50%, 04/01/40 (Call 10/01/39)	5,254	5,808,192
3.50%, 04/01/50 (Call 10/01/49)	6,372	6,914,130
3.70%, 04/01/60 (Call 10/01/59)	1,445	1,617,128
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	1,792	1,998,833
5.35%, 03/01/26 (Call 01/01/26)(c)	2,620	3,080,596
5.55%, 12/01/28 (Call 09/01/28)(c)	3,372	4,118,527
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(c)	1,599	1,690,015
3.15%, 05/01/27 (Call 03/01/27)(c)	3,410	3,690,745
3.40%, 05/01/30 (Call 02/01/30)(c)	3,983	4,331,791
3.88%, 06/18/26 (Call 04/18/26)(c)	2,540	2,822,905
4.30%, 06/18/29 (Call 03/18/29)(c)	3,684	4,225,069
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	10,940	10,671,970
1.65%, 05/20/32 (Call 02/20/32)	5,331	5,093,824
2.15%, 05/20/30 (Call 02/20/30)	4,934	5,008,059
2.60%, 01/30/23 (Call 12/30/22)	435	452,913
2.90%, 05/20/24 (Call 03/20/24)	77	82,448
3.00%, 05/20/22	356	367,777
3.25%, 05/20/27 (Call 02/20/27)	8,577	9,503,745
3.25%, 05/20/50 (Call 11/20/49)(b)	3,633	3,805,059
3.45%, 05/20/25 (Call 02/20/25)	306	336,071
4.30%, 05/20/47 (Call 11/20/46)	6,411	7,887,838
4.65%, 05/20/35 (Call 11/20/34)	4,891	6,159,677
4.80%, 05/20/45 (Call 11/20/44)	1,311	1,690,141
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	2,928	2,999,443
1.75%, 05/04/30 (Call 02/04/30)	2,360	2,331,184
1.85%, 05/15/22 (Call 04/15/22)	1,030	1,048,447
2.25%, 05/01/23 (Call 02/01/23)	1,247	1,293,264
2.25%, 09/04/29 (Call 06/04/29)	2,179	2,245,351
2.63%, 05/15/24 (Call 03/15/24)	1,048	1,115,345
2.90%, 11/03/27 (Call 08/03/27)	4,201	4,604,506
3.88%, 03/15/39 (Call 09/15/38)	4,293	5,049,040
4.15%, 05/15/48 (Call 11/15/47)	4,141	5,061,254

68	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	$2,566	$2,607,338
2.95%, 06/01/24 (Call 04/01/24)	5,209	5,558,784

		518,079,485

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	1,522	1,681,262
3.84%, 05/01/25 (Call 04/01/25)	1,175	1,296,189
4.20%, 05/01/30 (Call 02/01/30)	895	1,028,266

		4,005,717

Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	1,441	1,347,090
2.50%, 09/15/50 (Call 03/15/50)	6,504	5,715,130
3.40%, 09/15/26 (Call 06/15/26)	1,860	2,070,478
3.40%, 06/15/27 (Call 03/15/27)	1,177	1,311,084
4.50%, 06/15/47 (Call 12/15/46)	2,347	2,894,391
Adobe Inc.
1.70%, 02/01/23	1,841	1,890,781
1.90%, 02/01/25 (Call 01/01/25)	2,319	2,410,972
2.15%, 02/01/27 (Call 12/01/26)	2,236	2,347,688
2.30%, 02/01/30 (Call 11/01/29)	6,289	6,499,682
3.25%, 02/01/25 (Call 11/01/24)	2,408	2,619,639
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	1,217	1,287,367
3.50%, 06/15/27 (Call 03/15/27)	3,101	3,447,847
3.60%, 12/15/22 (Call 09/15/22)	2,120	2,217,880
4.38%, 06/15/25 (Call 03/15/25)	2,508	2,822,503
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	4,536	4,779,084
3.40%, 06/27/26 (Call 03/27/26)	1,809	1,991,727
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	2,431	2,746,374
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,790	1,991,823
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	100	99,610
3.30%, 03/01/30 (Call 12/01/29)	1,351	1,426,467
4.50%, 12/01/27 (Call 09/01/27)	4,169	4,833,455
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	1,435	1,399,613
2.95%, 02/15/51 (Call 08/15/50)	2,120	2,039,334
4.80%, 03/01/26 (Call 12/01/25)	3,277	3,815,378
Fidelity National Information Services Inc.
0.38%, 03/01/23	7,615	7,612,335
0.60%, 03/01/24	2,965	2,962,420
1.15%, 03/01/26 (Call 02/01/26)	3,515	3,499,042
1.65%, 03/01/28 (Call 01/01/28)	4,025	3,990,063
2.25%, 03/01/31 (Call 12/01/30)	9,900	9,833,868
3.00%, 08/15/26 (Call 05/15/26)	3,203	3,508,406
3.10%, 03/01/41 (Call 09/01/40)	2,985	3,027,984
3.50%, 04/15/23 (Call 01/15/23)	1,019	1,076,186
3.75%, 05/21/29 (Call 02/21/29)	2,847	3,207,914
3.88%, 06/05/24 (Call 03/05/24)	100	109,744
4.50%, 08/15/46 (Call 02/15/46)	1,454	1,756,461
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	2,037	2,345,483
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	5,749	5,979,937
2.65%, 06/01/30 (Call 03/01/30)	5,699	5,897,211
2.75%, 07/01/24 (Call 06/01/24)	6,229	6,622,984

Security	Par (000)	Value

Software (continued)
3.20%, 07/01/26 (Call 05/01/26)	$7,315	$7,968,815
3.50%, 10/01/22 (Call 07/01/22)	2,720	2,832,254
3.50%, 07/01/29 (Call 04/01/29)	10,212	11,249,335
3.80%, 10/01/23 (Call 09/01/23)	2,296	2,483,262
3.85%, 06/01/25 (Call 03/01/25)	3,630	4,014,526
4.20%, 10/01/28 (Call 07/01/28)	2,462	2,827,361
4.40%, 07/01/49 (Call 01/01/49)	4,890	5,835,286
Intuit Inc.
0.65%, 07/15/23	4,336	4,366,092
0.95%, 07/15/25 (Call 06/15/25)	5,095	5,113,036
1.35%, 07/15/27 (Call 05/15/27)	5,249	5,244,958
1.65%, 07/15/30 (Call 04/15/30)	4,450	4,360,778
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	7,044	7,323,717
2.13%, 11/15/22	2,190	2,261,087
2.38%, 02/12/22 (Call 01/12/22)	5,422	5,525,181
2.38%, 05/01/23 (Call 02/01/23)	4,265	4,438,841
2.40%, 02/06/22 (Call 01/06/22)	1,565	1,594,641
2.40%, 08/08/26 (Call 05/08/26)	16,917	18,081,059
2.53%, 06/01/50 (Call 12/01/49)	39,522	37,192,178
2.65%, 11/03/22 (Call 09/03/22)	5,809	6,019,576
2.68%, 06/01/60 (Call 12/01/59)	17,918	16,827,152
2.70%, 02/12/25 (Call 11/12/24)	7,015	7,499,947
2.88%, 02/06/24 (Call 12/06/23)	9,120	9,752,654
3.13%, 11/03/25 (Call 08/03/25)	4,139	4,544,622
3.30%, 02/06/27 (Call 11/06/26)	11,305	12,612,989
3.45%, 08/08/36 (Call 02/08/36)	6,751	7,797,270
3.50%, 02/12/35 (Call 08/12/34)	8,861	10,365,864
3.50%, 11/15/42	5,218	5,998,456
3.63%, 12/15/23 (Call 09/15/23)	6,570	7,127,990
3.70%, 08/08/46 (Call 02/08/46)	18,630	21,954,337
3.75%, 02/12/45 (Call 08/12/44)	600	707,586
3.95%, 08/08/56 (Call 02/08/56)	6,336	7,858,414
4.00%, 02/12/55 (Call 08/12/54)	192	238,813
4.10%, 02/06/37 (Call 08/06/36)	6,536	8,100,980
4.20%, 11/03/35 (Call 05/03/35)	5,989	7,471,457
4.25%, 02/06/47 (Call 08/06/46)	212	270,726
4.45%, 11/03/45 (Call 05/03/45)	425	557,626
4.50%, 02/06/57 (Call 08/06/56)	245	334,832
4.75%, 11/03/55 (Call 05/03/55)(b)	171	239,778
5.30%, 02/08/41	54	77,636
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	6,260	6,561,982
2.50%, 05/15/22 (Call 03/15/22)	12,119	12,398,949
2.50%, 10/15/22	7,532	7,804,734
2.50%, 04/01/25 (Call 03/01/25)	7,655	8,108,329
2.63%, 02/15/23 (Call 01/15/23)	7,220	7,538,835
2.65%, 07/15/26 (Call 04/15/26)	12,462	13,343,063
2.80%, 04/01/27 (Call 02/01/27)	6,327	6,803,297
2.95%, 11/15/24 (Call 09/15/24)	5,829	6,289,258
2.95%, 05/15/25 (Call 02/15/25)	6,689	7,202,515
2.95%, 04/01/30 (Call 01/01/30)	12,760	13,655,369
3.25%, 11/15/27 (Call 08/15/27)	6,212	6,862,956
3.25%, 05/15/30 (Call 02/15/30)	7,930	8,690,408
3.40%, 07/08/24 (Call 04/08/24)	6,847	7,433,925
3.60%, 04/01/40 (Call 10/01/39)	12,075	13,039,189
3.60%, 04/01/50 (Call 10/01/49)	16,501	17,290,408
3.63%, 07/15/23	2,657	2,862,067
3.80%, 11/15/37 (Call 05/15/37)	6,616	7,432,613
3.85%, 07/15/36 (Call 01/15/36)	5,115	5,843,785

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.85%, 04/01/60 (Call 10/01/59)	$10,330	$11,158,569
3.90%, 05/15/35 (Call 11/15/34)	3,915	4,525,035
4.00%, 07/15/46 (Call 01/15/46)	6,623	7,333,913
4.00%, 11/15/47 (Call 05/15/47)	3,287	3,661,192
4.13%, 05/15/45 (Call 11/15/44)	6,364	7,273,161
4.30%, 07/08/34 (Call 01/08/34)	8,347	9,950,041
4.38%, 05/15/55 (Call 11/15/54)	7,184	8,537,609
4.50%, 07/08/44 (Call 01/08/44)	3,883	4,658,086
5.38%, 07/15/40	10,443	13,754,266
6.13%, 07/08/39	4,384	6,266,753
6.50%, 04/15/38	4,270	6,316,526
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	5,945	6,296,885
3.70%, 04/11/28 (Call 01/11/28)	7,218	8,221,807
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	6,487	6,036,672
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	7,979	8,254,595
3.90%, 08/21/27 (Call 05/21/27)	2,456	2,724,711
4.50%, 05/15/25 (Call 04/15/25)	1,051	1,182,627
4.65%, 05/15/27 (Call 03/15/27)	7,133	8,176,415
4.70%, 05/15/30 (Call 02/15/30)	500	583,755

		678,580,847

Telecommunications — 1.3%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,525	4,756,589
3.13%, 07/16/22	3,218	3,331,338
3.63%, 04/22/29 (Call 01/22/29)	1,021	1,126,092
4.38%, 07/16/42	4,165	4,869,676
4.38%, 04/22/49 (Call 10/22/48)	2,986	3,542,770
6.13%, 11/15/37	3,490	4,797,075
6.13%, 03/30/40	7,876	11,004,741
6.38%, 03/01/35	3,346	4,798,599
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	8,436	8,298,240
2.25%, 02/01/32 (Call 11/01/31)	10,765	10,319,114
2.30%, 06/01/27 (Call 04/01/27)	1,962	2,032,612
2.55%, 12/01/33 (Call 09/01/33)(c)	39,893	38,537,037
2.63%, 12/01/22 (Call 09/01/22)	2,315	2,391,927
2.75%, 06/01/31 (Call 03/01/31)	11,276	11,448,072
2.95%, 07/15/26 (Call 04/15/26)	75	81,135
3.00%, 06/30/22 (Call 04/30/22)	1,960	2,020,486
3.10%, 02/01/43 (Call 08/01/42)	4,914	4,619,946
3.30%, 02/01/52 (Call 08/01/51)	6,022	5,435,698
3.40%, 05/15/25 (Call 02/15/25)	527	575,352
3.50%, 06/01/41 (Call 12/01/40)	7,729	7,770,659
3.50%, 09/15/53 (Call 03/15/53)(c)	38,082	34,988,599
3.50%, 02/01/61 (Call 08/01/60)	4,516	4,064,129
3.55%, 09/15/55 (Call 03/15/55)(c)	43,778	40,186,453
3.60%, 07/15/25 (Call 04/15/25)	100	110,240
3.65%, 06/01/51 (Call 12/01/50)	6,649	6,424,796
3.65%, 09/15/59 (Call 03/15/59)(c)	33,989	31,385,782
3.80%, 02/15/27 (Call 11/15/26)	65	72,974
3.80%, 12/01/57 (Call 06/01/57)(c)	30,541	29,084,194
3.85%, 06/01/60 (Call 12/01/59)	6,135	5,886,226
3.88%, 01/15/26 (Call 10/15/25)	13	14,577
3.90%, 03/11/24 (Call 12/11/23)	1,762	1,918,466
3.95%, 01/15/25 (Call 10/15/24)	6,050	6,692,026
4.05%, 12/15/23	458	503,420
4.10%, 02/15/28 (Call 11/15/27)	40	45,605
4.13%, 02/17/26 (Call 11/17/25)	355	401,512

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 02/15/30 (Call 11/15/29)	$9,292	$10,642,871
4.30%, 12/15/42 (Call 06/15/42)	113	124,742
4.35%, 03/01/29 (Call 12/01/28)	10,659	12,294,304
4.35%, 06/15/45 (Call 12/15/44)	85	92,708
4.45%, 04/01/24 (Call 01/01/24)	4,268	4,720,579
4.50%, 05/15/35 (Call 11/15/34)	10,191	11,724,236
4.55%, 03/09/49 (Call 09/09/48)	101	112,850
4.65%, 06/01/44 (Call 12/01/43)	1,484	1,681,580
4.75%, 05/15/46 (Call 11/15/45)	151	174,227
4.80%, 06/15/44 (Call 12/15/43)	220	254,122
4.85%, 03/01/39 (Call 09/01/38)	8,707	10,258,936
4.85%, 07/15/45 (Call 01/15/45)	186	214,030
4.90%, 08/15/37 (Call 02/14/37)	2,548	3,041,700
4.90%, 06/15/42	4,134	4,888,662
5.15%, 03/15/42	200	243,956
5.15%, 11/15/46 (Call 05/15/46)	326	392,693
5.25%, 03/01/37 (Call 09/01/36)	44	54,412
5.35%, 09/01/40	396	497,459
5.45%, 03/01/47 (Call 09/01/46)	374	462,765
5.55%, 08/15/41	155	195,416
5.65%, 02/15/47 (Call 08/15/46)	75	96,376
5.70%, 03/01/57 (Call 09/01/56)	92	117,206
6.15%, 09/15/34	2,060	2,648,933
6.25%, 03/29/41	50	67,290
6.38%, 03/01/41	170	234,411
6.55%, 02/15/39	111	153,203
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	2,040	2,409,016
4.46%, 04/01/48 (Call 10/01/47)	3,826	4,649,776
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	2,442	2,695,211
5.13%, 12/04/28 (Call 09/24/28)	2,848	3,432,837
9.63%, 12/15/30	6,522	10,338,022
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,127	2,227,160
2.50%, 09/20/26 (Call 06/20/26)	2,362	2,535,536
2.60%, 02/28/23	4,176	4,373,024
2.95%, 02/28/26	1,234	1,345,652
3.00%, 06/15/22	2,336	2,418,157
3.50%, 06/15/25	2,145	2,383,760
3.63%, 03/04/24	3,517	3,855,265
5.50%, 01/15/40	6,926	9,779,166
5.90%, 02/15/39	7,130	10,379,925
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	2,087	2,137,923
3.90%, 11/15/49 (Call 05/15/49)	2,735	3,062,243
4.38%, 11/15/57 (Call 05/15/57)	1,942	2,209,394
4.70%, 03/15/37	493	573,660
4.75%, 03/15/42	589	709,533
5.35%, 11/15/48 (Call 05/15/48)	2,635	3,441,389
5.45%, 11/15/79 (Call 05/15/79)	3,983	5,122,178
5.75%, 08/15/40	2,672	3,499,492
5.85%, 11/15/68 (Call 05/15/68)	1,340	1,851,800
Deutsche Telekom International Finance BV
8.75%, 06/15/30	7,775	11,796,308
9.25%, 06/01/32	2,636	4,345,209
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	5	4,996
2.00%, 12/10/30 (Call 09/10/30)	561	530,588
3.75%, 08/15/29 (Call 05/15/29)	1,741	1,919,818

70	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.95%, 03/15/41	$2,244	$2,819,384
Koninklijke KPN NV, 8.38%, 10/01/30	621	882,838
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	3,416	3,354,580
3.50%, 03/01/23	40	42,059
4.00%, 09/01/24	3,666	4,059,435
4.60%, 02/23/28 (Call 11/23/27)	4,467	5,210,845
4.60%, 05/23/29 (Call 02/23/29)	2,281	2,656,430
5.50%, 09/01/44	1,553	1,912,939
Orange SA
5.38%, 01/13/42	3,438	4,613,040
5.50%, 02/06/44 (Call 08/06/43)	1,424	1,955,636
9.00%, 03/01/31	7,014	11,161,448
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,513	2,723,514
3.00%, 03/15/23 (Call 12/15/22)	958	1,002,049
3.63%, 12/15/25 (Call 09/15/25)	2,610	2,893,890
3.70%, 11/15/49 (Call 05/15/49)	3,588	3,860,401
4.10%, 10/01/23 (Call 07/01/23)	4,312	4,671,750
4.30%, 02/15/48 (Call 08/15/47)	1,352	1,582,678
4.35%, 05/01/49 (Call 11/01/48)	4,831	5,722,948
4.50%, 03/15/43 (Call 09/15/42)	2,013	2,370,650
5.00%, 03/15/44 (Call 09/15/43)	3,718	4,730,411
5.45%, 10/01/43 (Call 04/01/43)	3,183	4,244,912
7.50%, 08/15/38	1,641	2,507,596
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	20,000	20,736,800
Telefonica Emisiones SA
4.10%, 03/08/27	3,425	3,871,175
4.57%, 04/27/23	1,131	1,228,096
4.67%, 03/06/38	5,285	6,036,633
4.90%, 03/06/48	2,531	2,913,434
5.21%, 03/08/47	10,444	12,557,135
5.52%, 03/01/49 (Call 09/01/48)	3,515	4,418,531
7.05%, 06/20/36	7,365	10,489,454
Telefonica Europe BV, 8.25%, 09/15/30	2,454	3,573,171
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,215	2,406,996
3.70%, 09/15/27 (Call 06/15/27)	3,318	3,766,361
4.30%, 06/15/49 (Call 12/15/48)	2,347	2,740,733
4.60%, 11/16/48 (Call 05/16/48)	3,322	4,038,921
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(c)	598	598,144
2.05%, 02/15/28 (Call 12/15/27)(c)	6,655	6,641,956
2.25%, 11/15/31 (Call 08/15/31)(c)	5,605	5,442,903
2.55%, 02/15/31 (Call 11/15/30)(c)	10,186	10,180,296
3.00%, 02/15/41 (Call 08/15/40)(c)	6,916	6,567,918
3.30%, 02/15/51 (Call 08/15/50)(c)	5,519	5,172,848
3.50%, 04/15/25 (Call 03/15/25)(c)	11,756	12,765,840
3.60%, 11/15/60 (Call 05/15/60)(c)	2,485	2,382,817
3.75%, 04/15/27 (Call 02/15/27)(c)	10,884	12,020,290
3.88%, 04/15/30 (Call 01/15/30)(c)	28,476	31,449,749
4.38%, 04/15/40 (Call 10/15/39)(c)	7,678	8,699,020
4.50%, 04/15/50 (Call 10/15/49)(c)	11,708	13,175,247
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	18,037	17,778,349
1.50%, 09/18/30 (Call 06/18/30)	35	33,019
1.68%, 10/30/30 (Call 07/30/30)(c)	475	451,692
1.75%, 01/20/31 (Call 10/20/30)	19,745	18,814,221
2.45%, 11/01/22 (Call 08/01/22)	1,807	1,860,523
2.63%, 08/15/26	12,649	13,500,278

Security	Par (000)	Value

Telecommunications (continued)
2.65%, 11/20/40 (Call 05/20/40)	$11,450	$10,693,727
2.88%, 11/20/50 (Call 05/20/50)	11,288	10,276,369
2.95%, 03/15/22	4,058	4,171,056
2.99%, 10/30/56 (Call 04/30/56)(c)	17,869	16,182,345
3.00%, 03/22/27 (Call 01/22/27)	2,881	3,123,494
3.00%, 11/20/60 (Call 05/20/60)	5,036	4,524,191
3.15%, 03/22/30 (Call 12/22/29)	6,604	7,085,630
3.38%, 02/15/25	11,428	12,482,462
3.50%, 11/01/24 (Call 08/01/24)	7,304	7,980,058
3.85%, 11/01/42 (Call 05/01/42)	6,337	6,990,725
3.88%, 02/08/29 (Call 11/08/28)	5,530	6,281,361
4.00%, 03/22/50 (Call 09/22/49)	3,547	3,899,465
4.02%, 12/03/29 (Call 09/03/29)	9,674	11,086,017
4.13%, 03/16/27	8,313	9,591,373
4.13%, 08/15/46	4,405	4,967,166
4.15%, 03/15/24 (Call 12/15/23)	1,221	1,337,557
4.27%, 01/15/36	7,424	8,634,409
4.33%, 09/21/28	24,375	28,366,406
4.40%, 11/01/34 (Call 05/01/34)	10,952	13,006,924
4.50%, 08/10/33	12,426	14,835,153
4.52%, 09/15/48	9,263	10,984,529
4.67%, 03/15/55	5,569	6,769,565
4.75%, 11/01/41	3,921	4,804,009
4.81%, 03/15/39	6,665	8,224,810
4.86%, 08/21/46	13,239	16,353,475
5.01%, 04/15/49	6,320	8,025,705
5.01%, 08/21/54	402	513,752
5.15%, 09/15/23	5,818	6,492,248
5.25%, 03/16/37	4,313	5,552,297
5.50%, 03/16/47	3,612	4,844,125
6.55%, 09/15/43	1,763	2,680,307
7.75%, 12/01/30	100	146,417
Vodafone Group PLC
2.50%, 09/26/22	468	483,173
2.95%, 02/19/23	1,559	1,634,253
3.75%, 01/16/24	6,828	7,442,861
4.13%, 05/30/25	4,782	5,376,546
4.25%, 09/17/50	4,819	5,420,556
4.38%, 05/30/28	811	950,111
4.38%, 02/19/43	6,902	7,988,168
4.88%, 06/19/49	5,898	7,239,972
5.00%, 05/30/38	4,225	5,250,027
5.13%, 06/19/59	4,181	5,354,774
5.25%, 05/30/48	9,914	12,788,663
6.15%, 02/27/37	4,981	6,837,468
6.25%, 11/30/32	1,243	1,664,377
7.88%, 02/15/30	3,395	4,877,019

		1,118,459,940

Textiles — 0.0%
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	1,700	1,871,496
3.85%, 02/01/23 (Call 11/01/22)	2,453	2,587,007

		4,458,503

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	2,585	2,672,942
3.00%, 11/19/24 (Call 10/19/24)	2,760	2,961,590
3.50%, 09/15/27 (Call 06/15/27)	2,719	2,955,063
3.55%, 11/19/26 (Call 09/19/26)	1,414	1,547,595

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.90%, 11/19/29 (Call 08/19/29)	$1,598	$1,758,903
5.10%, 05/15/44 (Call 11/15/43)	2,699	3,096,509
6.35%, 03/15/40	1,784	2,341,143

		17,333,745

Transportation — 0.7%
BNSF Funding Trust I, 6.61%, 12/15/55
(Call 01/15/26)(a)	907	1,043,476
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,931	3,070,428
3.00%, 04/01/25 (Call 01/01/25)	2,700	2,913,327
3.05%, 03/15/22 (Call 12/15/21)	465	475,063
3.05%, 09/01/22 (Call 06/01/22)	3,546	3,669,472
3.05%, 02/15/51 (Call 08/15/50)	3,737	3,795,970
3.25%, 06/15/27 (Call 03/15/27)	4,483	4,936,007
3.40%, 09/01/24 (Call 12/01/23)	2,353	2,565,758
3.55%, 02/15/50 (Call 08/15/49)	2,079	2,293,781
3.65%, 09/01/25 (Call 06/01/25)	1,354	1,505,621
3.75%, 04/01/24 (Call 01/01/24)	3,608	3,925,107
3.85%, 09/01/23 (Call 06/01/23)	3,884	4,185,049
3.90%, 08/01/46 (Call 02/01/46)	2,831	3,263,718
4.05%, 06/15/48 (Call 12/15/47)	4,318	5,088,763
4.13%, 06/15/47 (Call 12/15/46)	1,225	1,467,330
4.15%, 04/01/45 (Call 10/01/44)	3,543	4,201,927
4.15%, 12/15/48 (Call 06/15/48)	1,505	1,807,114
4.38%, 09/01/42 (Call 03/01/42)	3,012	3,670,634
4.40%, 03/15/42 (Call 09/15/41)	2,097	2,546,932
4.45%, 03/15/43 (Call 09/15/42)	3,865	4,764,231
4.55%, 09/01/44 (Call 03/01/44)	1,953	2,450,371
4.70%, 09/01/45 (Call 03/01/45)	2,285	2,945,753
4.90%, 04/01/44 (Call 10/01/43)	4,984	6,506,064
4.95%, 09/15/41 (Call 03/15/41)	1,653	2,133,279
5.05%, 03/01/41 (Call 09/01/40)	1,105	1,436,102
5.15%, 09/01/43 (Call 03/01/43)	3,040	4,073,813
5.40%, 06/01/41 (Call 12/01/40)	2,047	2,784,759
5.75%, 05/01/40 (Call 11/01/39)	1,926	2,694,705
6.15%, 05/01/37	967	1,385,237
6.20%, 08/15/36	595	850,398
7.00%, 12/15/25	1,211	1,541,760
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	3,460	3,187,144
2.75%, 03/01/26 (Call 12/01/25)	2,503	2,688,397
2.95%, 11/21/24 (Call 08/21/24)	3,813	4,112,244
3.20%, 08/02/46 (Call 02/02/46)	4,024	4,263,549
3.65%, 02/03/48 (Call 08/03/47)	1,929	2,192,694
4.45%, 01/20/49 (Call 07/20/48)	1,595	2,053,658
6.20%, 06/01/36	618	896,304
6.25%, 08/01/34	875	1,268,330
6.38%, 11/15/37	397	588,620
6.90%, 07/15/28	840	1,129,859
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	1,146	1,151,650
2.90%, 02/01/25 (Call 11/01/24)	4,909	5,245,217
4.00%, 06/01/28 (Call 03/01/28)	2,668	3,050,084
4.45%, 03/15/23 (Call 12/15/22)	10	10,705
4.80%, 09/15/35 (Call 03/15/35)	1,813	2,277,472
4.80%, 08/01/45 (Call 02/01/45)	2,112	2,722,326
5.95%, 05/15/37	733	1,029,902
6.13%, 09/15/15 (Call 03/15/15)	1,654	2,570,812
7.13%, 10/15/31	3,982	5,778,161

Security	Par (000)	Value

Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$2,200	$2,523,994
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,388	1,442,271
2.50%, 05/15/51 (Call 11/15/50)	126	111,859
2.60%, 11/01/26 (Call 08/01/26)	5,293	5,685,264
3.25%, 06/01/27 (Call 03/01/27)	5,656	6,246,147
3.35%, 11/01/25 (Call 08/01/25)	5,399	5,945,109
3.35%, 09/15/49 (Call 03/15/49)	2,734	2,834,310
3.40%, 08/01/24 (Call 05/01/24)	2,859	3,110,306
3.80%, 03/01/28 (Call 12/01/27)	2,691	3,037,708
3.80%, 11/01/46 (Call 05/01/46)	4,169	4,627,590
3.80%, 04/15/50 (Call 10/15/49)	2,861	3,206,552
3.95%, 05/01/50 (Call 11/01/49)	2,696	3,052,573
4.10%, 03/15/44 (Call 09/15/43)	2,853	3,273,960
4.25%, 03/15/29 (Call 12/15/28)	3,036	3,547,384
4.25%, 11/01/66 (Call 05/01/66)	3,788	4,549,274
4.30%, 03/01/48 (Call 09/01/47)	1,288	1,534,124
4.40%, 03/01/43 (Call 09/01/42)	882	1,045,223
4.50%, 03/15/49 (Call 09/15/48)	2,501	3,020,283
4.50%, 08/01/54 (Call 02/01/54)	1,680	2,059,714
4.65%, 03/01/68 (Call 09/01/67)	460	580,948
4.75%, 05/30/42 (Call 11/30/41)	2,690	3,368,687
4.75%, 11/15/48 (Call 05/15/48)	1,516	1,869,213
5.50%, 04/15/41 (Call 10/15/40)	549	726,195
6.00%, 10/01/36	957	1,333,168
6.15%, 05/01/37	1,060	1,481,043
6.22%, 04/30/40	1,968	2,854,899
FedEx Corp.
2.63%, 08/01/22	1,196	1,234,296
3.10%, 08/05/29 (Call 05/05/29)	4,089	4,397,024
3.20%, 02/01/25	4,774	5,158,116
3.25%, 04/01/26 (Call 01/01/26)	3,406	3,718,262
3.30%, 03/15/27 (Call 12/15/26)	2,405	2,640,449
3.40%, 02/15/28 (Call 11/15/27)	3,303	3,643,704
3.80%, 05/15/25 (Call 04/15/25)	2,476	2,741,551
3.88%, 08/01/42	905	984,912
3.90%, 02/01/35	3,460	3,935,093
4.00%, 01/15/24	3,779	4,142,540
4.05%, 02/15/48 (Call 08/15/47)	4,184	4,598,174
4.10%, 04/15/43	1,730	1,912,394
4.10%, 02/01/45	2,890	3,174,318
4.20%, 10/17/28 (Call 07/17/28)	273	317,343
4.25%, 05/15/30 (Call 02/15/30)	3,115	3,625,050
4.40%, 01/15/47 (Call 07/15/46)	3,670	4,224,794
4.55%, 04/01/46 (Call 10/01/45)	4,875	5,694,195
4.75%, 11/15/45 (Call 05/15/45)	3,872	4,667,812
4.90%, 01/15/34	2,064	2,556,945
4.95%, 10/17/48 (Call 04/17/48)	1,361	1,684,700
5.10%, 01/15/44	2,827	3,531,036
5.25%, 05/15/50 (Call 11/15/49)	4,217	5,443,557
2020-1, Class AA, 1.88%, 08/20/35	666	651,513
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,181,131
3.88%, 03/01/26 (Call 01/01/26)	3,174	3,573,067
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	3,144	3,281,550
3.00%, 05/15/23 (Call 02/15/23)	2,641	2,754,457
3.50%, 05/01/50 (Call 11/01/49)	941	973,973
4.20%, 11/15/69 (Call 05/15/69)	1,780	1,933,329

72	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.30%, 05/15/43 (Call 11/15/42)	$2,818	$3,255,833
4.70%, 05/01/48 (Call 11/01/47)	270	319,170
4.95%, 08/15/45 (Call 02/15/45)	3,482	4,249,781
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,527	3,855,752
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	2,151	2,251,022
2.90%, 02/15/23 (Call 11/15/22)	3,405	3,550,393
2.90%, 06/15/26 (Call 03/15/26)	2,718	2,947,127
3.00%, 04/01/22 (Call 01/01/22)	3,532	3,611,611
3.05%, 05/15/50 (Call 11/15/49)	3,947	3,898,136
3.15%, 06/01/27 (Call 03/01/27)	1,649	1,806,348
3.16%, 05/15/55 (Call 11/15/54)	3,335	3,278,105
3.40%, 11/01/49 (Call 05/01/49)	2,294	2,391,472
3.65%, 08/01/25 (Call 06/01/25)	2,425	2,676,642
3.80%, 08/01/28 (Call 05/01/28)	3,066	3,487,115
3.85%, 01/15/24 (Call 10/15/23)	3,751	4,065,259
3.94%, 11/01/47 (Call 05/01/47)	3,254	3,671,879
3.95%, 10/01/42 (Call 04/01/42)	987	1,134,823
4.05%, 08/15/52 (Call 02/15/52)	1,439	1,652,346
4.10%, 05/15/49 (Call 11/15/48)	1,185	1,379,067
4.15%, 02/28/48 (Call 08/28/47)	2,700	3,153,573
4.45%, 06/15/45 (Call 12/15/44)	2,362	2,858,067
4.65%, 01/15/46 (Call 07/15/45)	1,939	2,350,902
4.84%, 10/01/41	2,782	3,537,369
7.80%, 05/15/27	50	68,033
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,650	1,697,405
2.50%, 09/01/24 (Call 08/01/24)	2,721	2,878,029
2.80%, 03/01/22 (Call 02/01/22)	1,745	1,782,605
2.88%, 06/01/22 (Call 05/01/22)	1,343	1,381,276
2.90%, 12/01/26 (Call 10/01/26)	1,297	1,402,511
3.35%, 09/01/25 (Call 08/01/25)	725	791,939
3.40%, 03/01/23 (Call 02/01/23)	1,175	1,239,508
3.65%, 03/18/24 (Call 02/18/24)	2,381	2,590,195
3.75%, 06/09/23 (Call 05/09/23)	1,755	1,880,044
3.88%, 12/01/23 (Call 11/01/23)	3,319	3,603,505
4.63%, 06/01/25 (Call 05/01/25)	1,483	1,687,491
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,612	1,687,409
2.40%, 02/05/30 (Call 11/05/29)	2,022	2,088,544
2.75%, 04/15/23 (Call 01/15/23)	1,776	1,853,753
2.75%, 03/01/26 (Call 12/01/25)	3,532	3,790,013
2.95%, 03/01/22	853	875,835
2.95%, 01/15/23 (Call 10/15/22)	230	239,432
2.97%, 09/16/62 (Call 03/16/62)(c)	645	608,183
3.00%, 04/15/27 (Call 01/15/27)	2,940	3,199,249
3.15%, 03/01/24 (Call 02/01/24)	3,176	3,416,106
3.25%, 01/15/25 (Call 10/15/24)	2,393	2,587,479
3.25%, 08/15/25 (Call 05/15/25)	3,130	3,418,805
3.25%, 02/05/50 (Call 08/05/49)	4,836	4,992,928
3.35%, 08/15/46 (Call 02/15/46)	1,556	1,609,666
3.38%, 02/01/35 (Call 08/01/34)	1,708	1,879,210
3.50%, 06/08/23 (Call 05/08/23)	2,175	2,320,464
3.55%, 08/15/39 (Call 02/15/39)	3,865	4,244,504
3.60%, 09/15/37 (Call 03/15/37)	3,879	4,259,491
3.65%, 02/15/24 (Call 11/15/23)	516	558,895
3.70%, 03/01/29 (Call 12/01/28)	3,040	3,431,704
3.75%, 03/15/24 (Call 12/15/23)	3,032	3,296,481
3.75%, 07/15/25 (Call 05/15/25)	2,485	2,762,550
3.75%, 02/05/70 (Call 08/05/69)	3,560	3,781,468

Security	Par (000)	Value

Transportation (continued)
3.80%, 10/01/51 (Call 04/01/51)	$2,893	$3,258,531
3.84%, 03/20/60 (Call 09/20/59)	3,507	3,936,081
3.88%, 02/01/55 (Call 08/01/54)	2,153	2,357,686
3.95%, 09/10/28 (Call 06/10/28)	5,249	6,017,506
3.95%, 08/15/59 (Call 02/15/59)	1,695	1,929,910
4.00%, 04/15/47 (Call 10/15/46)	2,144	2,454,666
4.05%, 11/15/45 (Call 05/15/45)	2,876	3,295,235
4.05%, 03/01/46 (Call 09/01/45)	2,803	3,206,744
4.10%, 09/15/67 (Call 03/15/67)	1,411	1,630,918
4.15%, 01/15/45 (Call 07/15/44)	2,733	3,149,755
4.16%, 07/15/22 (Call 04/15/22)	1,051	1,095,752
4.30%, 03/01/49 (Call 09/01/48)	2,219	2,659,582
4.38%, 09/10/38 (Call 03/10/38)	1,553	1,861,535
4.38%, 11/15/65 (Call 05/15/65)	2,661	3,207,117
4.50%, 09/10/48 (Call 03/10/48)	2,333	2,834,782
6.63%, 02/01/29	815	1,072,393
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,148	2,265,367
2.35%, 05/16/22 (Call 04/16/22)	2,454	2,511,939
2.40%, 11/15/26 (Call 08/15/26)	2,207	2,360,033
2.45%, 10/01/22	6,314	6,531,833
2.50%, 04/01/23 (Call 03/01/23)	4,668	4,868,351
2.50%, 09/01/29 (Call 06/01/29)	2,488	2,613,146
2.80%, 11/15/24 (Call 09/15/24)	2,977	3,214,684
3.05%, 11/15/27 (Call 08/15/27)	5,621	6,228,630
3.40%, 03/15/29 (Call 12/15/28)	3,354	3,738,301
3.40%, 11/15/46 (Call 05/15/46)	2,916	3,180,131
3.40%, 09/01/49 (Call 03/01/49)	3,056	3,265,458
3.63%, 10/01/42	1,040	1,156,210
3.75%, 11/15/47 (Call 05/15/47)	2,751	3,065,027
3.90%, 04/01/25 (Call 03/01/25)	3,048	3,398,032
4.25%, 03/15/49 (Call 09/15/48)	3,218	3,847,763
4.45%, 04/01/30 (Call 01/01/30)	1,092	1,315,074
4.88%, 11/15/40 (Call 05/15/40)	1,263	1,628,272
5.20%, 04/01/40 (Call 10/01/39)	3,329	4,432,863
5.30%, 04/01/50 (Call 10/01/49)	4,112	5,701,781
6.20%, 01/15/38	5,197	7,439,142

		557,668,892

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	150	143,210
3.10%, 06/01/51 (Call 12/01/50)	75	71,869
3.25%, 03/30/25 (Call 12/30/24)	1,235	1,326,501
3.25%, 09/15/26 (Call 06/15/26)	930	1,016,518
3.50%, 03/15/28 (Call 12/15/27)	1,678	1,841,857
3.85%, 03/30/27 (Call 12/30/26)	1,626	1,819,234
4.00%, 06/30/30 (Call 03/30/30)	1,626	1,854,469
4.35%, 02/15/24 (Call 01/15/24)	1,598	1,754,924
4.55%, 11/07/28 (Call 08/07/28)	1,685	1,975,999
4.70%, 04/01/29 (Call 01/01/29)	1,297	1,530,797
5.20%, 03/15/44 (Call 09/15/43)	925	1,174,685

		14,510,063

Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	3,049	3,238,343
2.95%, 09/01/27 (Call 06/01/27)	1,750	1,901,235
3.40%, 03/01/25 (Call 12/01/24)	4,345	4,727,664
3.45%, 06/01/29 (Call 03/01/29)	2,063	2,302,370
3.45%, 05/01/50 (Call 11/01/49)	3,354	3,634,025

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
3.75%, 09/01/28 (Call 06/01/28)	$2,962	$3,358,375
3.75%, 09/01/47 (Call 03/01/47)	2,836	3,205,644
3.85%, 03/01/24 (Call 12/01/23)	1,464	1,592,612
4.00%, 12/01/46 (Call 06/01/46)	900	1,048,716
4.15%, 06/01/49 (Call 12/01/48)	1,872	2,249,770
4.20%, 09/01/48 (Call 03/01/48)	729	881,915
4.30%, 12/01/42 (Call 06/01/42)	805	965,348
4.30%, 09/01/45 (Call 03/01/45)	2,449	2,937,502
6.59%, 10/15/37	663	975,187
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	780	812,588
3.35%, 04/15/50 (Call 10/15/49)	3,169	3,244,169
3.57%, 05/01/29 (Call 02/01/29)	1,495	1,652,767
4.28%, 05/01/49 (Call 11/01/48)	1,575	1,847,869
United Utilities PLC, 6.88%, 08/15/28	41	52,348

		40,628,447

Total Corporate Bonds & Notes — 28.3% (Cost: $23,078,466,417)		24,296,204,953

Foreign Government Obligations(g)

Canada — 0.3%
Canada Government International Bond
1.63%, 01/22/25	11,425	11,909,077
2.00%, 11/15/22	6,565	6,768,909
Export Development Canada
1.38%, 02/24/23	12,230	12,515,815
1.75%, 07/18/22(b)	3,000	3,064,560
2.00%, 05/17/22	4,250	4,343,118
2.50%, 01/24/23	1,745	1,820,908
2.63%, 02/21/24	5,000	5,332,700
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,519,380
Series HK, 9.38%, 04/15/30	1,220	1,960,625
Series IO, 8.05%, 07/07/24	1,915	2,375,519
Province of Alberta Canada
1.00%, 05/20/25	6,000	6,063,060
1.30%, 07/22/30	1,310	1,252,950
1.88%, 11/13/24	2,750	2,872,870
2.20%, 07/26/22	4,968	5,102,533
2.95%, 01/23/24	750	803,543
3.30%, 03/15/28	9,326	10,451,368
3.35%, 11/01/23	7,747	8,344,449
Province of British Columbia Canada
2.00%, 10/23/22	5,567	5,730,336
2.25%, 06/02/26	6,930	7,400,963
6.50%, 01/15/26	163	204,606
Province of Manitoba Canada
2.10%, 09/06/22	3,260	3,347,140
2.13%, 05/04/22	1,660	1,696,420
2.13%, 06/22/26	3,260	3,441,028
3.05%, 05/14/24	1,935	2,087,188
Province of New Brunswick Canada, 3.63%, 02/24/28 .	1,676	1,915,249
Province of Ontario Canada
0.63%, 01/21/26	700	689,899
1.75%, 01/24/23	8,750	8,992,637
2.00%, 10/02/29	5,100	5,269,524
2.20%, 10/03/22	6,980	7,194,775
2.25%, 05/18/22	6,400	6,554,688

Security	Par (000)	Value

Canada (continued)
2.30%, 06/15/26	$8,285	$8,840,592
2.40%, 02/08/22	8,210	8,374,036
2.45%, 06/29/22	2,664	2,740,856
2.50%, 04/27/26	11,765	12,671,964
2.55%, 04/25/22	1,518	1,558,242
3.05%, 01/29/24	2,873	3,089,768
3.20%, 05/16/24	7,363	7,997,470
3.40%, 10/17/23(b)	5,960	6,425,774
Province of Quebec Canada
0.60%, 07/23/25	250	247,595
1.35%, 05/28/30	5,450	5,332,007
2.50%, 04/20/26	9,408	10,143,235
2.63%, 02/13/23	6,277	6,564,361
2.75%, 04/12/27	7,282	7,983,402
Series NN, 7.13%, 02/09/24	2,022	2,405,836
Series PD, 7.50%, 09/15/29	5,717	8,310,631
Series QO, 2.88%, 10/16/24	8,868	9,604,665
Series QX, 1.50%, 02/11/25	7,227	7,464,624

		250,780,895

Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22	3,555	3,659,766
2.45%, 01/31/31 (Call 10/31/30)	4,100	4,176,998
2.55%, 01/27/32 (Call 10/27/31)	4,273	4,355,982
3.13%, 03/27/25	2,220	2,408,189
3.13%, 01/21/26	5,305	5,767,596
3.24%, 02/06/28 (Call 11/06/27)	7,100	7,801,196
3.50%, 01/25/50 (Call 07/25/49)	8,190	8,306,953
3.63%, 10/30/42	1,275	1,346,298
3.86%, 06/21/47	2,275	2,460,481

		40,283,459

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,910	2,983,419
3.00%, 01/30/30 (Call 10/30/29)	5,865	5,838,432
3.13%, 04/15/31 (Call 01/15/31)	4,405	4,386,014
3.88%, 04/25/27 (Call 01/25/27)	2,629	2,837,611
4.00%, 02/26/24 (Call 11/26/23)	8,617	9,178,398
4.13%, 05/15/51 (Call 11/15/50)	3,172	3,061,043
4.50%, 01/28/26 (Call 10/28/25)	5,935	6,569,630
4.50%, 03/15/29 (Call 12/15/28)	7,674	8,494,965
5.00%, 06/15/45 (Call 12/15/44)	15,510	16,826,954
5.20%, 05/15/49 (Call 11/15/48)	6,755	7,570,734
5.63%, 02/26/44 (Call 08/26/43)	9,067	10,499,133
6.13%, 01/18/41	7,867	9,504,831
7.38%, 09/18/37	6,490	8,667,070
8.13%, 05/21/24	2,874	3,444,805
10.38%, 01/28/33	1,895	2,940,945

		102,803,984

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	2,487	3,177,366

Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22	7,407	7,595,212
2.75%, 03/06/23	1,525	1,601,738
2.75%, 01/30/24	9,045	9,666,030

		18,862,980

74	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	$2,116	$2,317,062
5.38%, 03/25/24	9,410	10,706,604
5.75%, 11/22/23	4,275	4,856,144
7.63%, 03/29/41	3,830	6,441,868

		24,321,678

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31(b)	200	190,502
2.85%, 02/14/30	4,151	4,275,613
2.95%, 01/11/23	3,008	3,119,476
3.40%, 09/18/29	2,750	2,948,523
3.50%, 01/11/28	1,290	1,395,896
3.50%, 02/14/50	5,885	5,870,405
3.70%, 10/30/49	2,066	2,094,614
3.85%, 10/15/30	4,680	5,192,507
4.10%, 04/24/28	3,065	3,438,777
4.20%, 10/15/50	4,990	5,485,058
4.35%, 01/11/48	6,665	7,217,552
4.45%, 02/11/24	1,525	1,672,239
4.45%, 04/15/70	3,955	4,426,673
4.75%, 02/11/29	4,893	5,708,516
5.35%, 02/11/49	2,910	3,671,634

		56,707,985

Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	8,720	9,339,992
2.88%, 03/16/26	3,290	3,588,239
3.15%, 06/30/23	1,325	1,405,043
3.25%, 01/17/28	3,440	3,863,808
3.88%, 07/03/50	6,530	7,262,927
4.00%, 06/30/22	4,117	4,316,181
4.13%, 01/17/48	2,355	2,822,797
4.50%, 01/30/43	7,155	8,806,517
4.50%, 04/03/20	3,000	3,708,300
State of Israel
2.50%, 01/15/30	2,545	2,677,874
3.38%, 01/15/50	6,580	6,715,877

		54,507,555

Italy — 0.0%
Republic of Italy Government International Bond
2.38%, 10/17/24	5,929	6,213,355
2.88%, 10/17/29	6,330	6,469,007
4.00%, 10/17/49	8,035	8,309,716
5.38%, 06/15/33	6,328	7,880,575
6.88%, 09/27/23	11,245	12,973,806

		41,846,459

Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 05/22/23	5,000	5,032,700
1.63%, 10/17/22	200	204,336
1.75%, 01/23/23	15,000	15,409,650
1.75%, 10/17/24	5,000	5,201,650
1.88%, 07/21/26	5,970	6,227,725
2.00%, 10/17/29	5,100	5,296,095
2.13%, 02/10/25	680	717,502
2.25%, 11/04/26	7,173	7,632,574
2.38%, 07/21/22	925	951,686
2.38%, 11/16/22	5,242	5,427,200

Security	Par (000)	Value

Japan (continued)
2.38%, 04/20/26	$5,480	$5,850,613
2.50%, 06/01/22	11,000	11,304,370
2.50%, 05/23/24	4,225	4,491,893
2.50%, 05/28/25	2,200	2,363,790
2.75%, 01/21/26	6,900	7,481,808
2.75%, 11/16/27	7,709	8,411,598
2.88%, 06/01/27	7,445	8,195,828
2.88%, 07/21/27	4,600	5,051,214
3.00%, 05/29/24	5,000	5,399,300
3.25%, 07/20/23	2,075	2,214,668
3.25%, 07/20/28	400	451,720
3.38%, 07/31/23	900	963,747
3.38%, 10/31/23	500	538,655
3.50%, 10/31/28	1,050	1,208,508
Japan International Cooperation Agency
2.13%, 10/20/26	770	814,922
2.75%, 04/27/27	651	707,976

		117,551,728

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	1,000	957,540
3.25%, 04/16/30 (Call 01/16/30)(b)	5,850	5,963,139
3.60%, 01/30/25	8,210	9,046,681
3.75%, 01/11/28	11,805	12,774,427
3.77%, 05/24/61 (Call 11/24/60)	1,875	1,661,344
3.90%, 04/27/25 (Call 03/27/25)	200	221,916
4.00%, 10/02/23	6,463	7,022,049
4.13%, 01/21/26	8,630	9,668,016
4.15%, 03/28/27	7,680	8,589,158
4.35%, 01/15/47	4,135	4,139,548
4.50%, 04/22/29	8,875	9,973,814
4.50%, 01/31/50 (Call 07/31/49)	11,825	12,059,135
4.60%, 01/23/46	9,294	9,571,984
4.60%, 02/10/48	9,629	9,912,574
4.75%, 04/27/32 (Call 01/27/32)	5,797	6,523,248
4.75%, 03/08/44	16,128	17,087,455
5.00%, 04/27/51 (Call 10/27/50)	5,640	6,145,457
5.55%, 01/21/45	9,830	11,513,486
5.75%, 10/12/10	8,939	10,175,979
6.05%, 01/11/40	8,888	10,870,024
6.75%, 09/27/34	10,274	13,485,241
7.50%, 04/08/33	3,609	4,940,613
8.00%, 09/24/22	3,385	3,771,296
8.30%, 08/15/31	4,375	6,547,581
11.50%, 05/15/26	500	746,645

		193,368,350

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	10,215	9,804,255
3.16%, 01/23/30 (Call 10/23/29)	7,635	7,981,324
3.75%, 03/16/25 (Call 12/16/24)	7,185	7,823,315
3.87%, 07/23/60 (Call 01/23/60)	8,155	8,095,387
3.88%, 03/17/28 (Call 12/17/27)	7,773	8,542,294
4.00%, 09/22/24 (Call 06/24/24)	6,785	7,399,857
4.30%, 04/29/53	6,035	6,574,951
4.50%, 05/15/47 (Call 11/15/46)	3,033	3,403,329
4.50%, 04/16/50 (Call 10/16/49)	5,355	5,999,153
4.50%, 04/01/56 (Call 10/01/55)	7,390	8,154,791
6.70%, 01/26/36	4,935	6,667,481

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
7.13%, 01/29/26	$3,621	$4,511,440
8.88%, 09/30/27	4,244	5,905,908
9.38%, 04/01/29	2,665	3,936,472

		94,799,957

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	125	117,253
2.39%, 01/23/26 (Call 12/23/25)	5,800	6,045,166
2.78%, 01/23/31 (Call 10/23/30)	6,400	6,570,432
2.78%, 12/01/60 (Call 06/01/60)	288	245,676
2.84%, 06/20/30	5,176	5,373,050
4.13%, 08/25/27	6,150	6,978,651
5.63%, 11/18/50	6,152	8,508,278
6.55%, 03/14/37	3,426	4,758,988
7.35%, 07/21/25	7,909	9,934,811
8.75%, 11/21/33	5,485	8,677,873

		57,210,178

Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	3,840	3,927,168
2.65%, 12/10/45	200	183,590
2.95%, 05/05/45	3,370	3,245,344
3.00%, 02/01/28	8,141	8,754,831
3.70%, 03/01/41	7,242	7,732,573
3.70%, 02/02/42	6,221	6,645,708
3.75%, 01/14/29	6,956	7,824,178
3.95%, 01/20/40	6,240	6,874,795
4.20%, 01/21/24	3,705	4,081,354
5.00%, 01/13/37	3,427	4,291,392
5.50%, 03/30/26	2,460	3,011,065
6.38%, 01/15/32	3,119	4,282,917
6.38%, 10/23/34	11,236	15,695,793
7.75%, 01/14/31	4,645	6,906,836
9.50%, 02/02/30	1,800	2,871,576
10.63%, 03/16/25	4,826	6,708,044

		93,037,164

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	9,350	9,843,306
3.25%, 04/06/26	2,059	2,307,666
4.00%, 01/22/24	5,737	6,318,732
5.00%, 03/23/22	7,270	7,639,243

		26,108,947

South Korea — 0.1%
Export-Import Bank of Korea
1.88%, 02/12/25	5,100	5,270,034
2.38%, 04/21/27	1,555	1,657,723
2.63%, 05/26/26	2,485	2,684,098
2.88%, 01/21/25	2,575	2,758,494
3.00%, 11/01/22	995	1,037,865
3.25%, 11/10/25	5,800	6,387,482
3.25%, 08/12/26	3,435	3,833,013
4.00%, 01/14/24	1,270	1,397,203
5.00%, 04/11/22	2,859	3,004,666
Korea International Bond
1.00%, 09/16/30(b)	1,050	995,547
2.00%, 06/19/24	810	850,897
2.50%, 06/19/29	2,150	2,300,908
2.75%, 01/19/27	2,095	2,284,179

Security	Par (000)	Value

South Korea (continued)
3.50%, 09/20/28	$1,500	$1,702,770
3.88%, 09/11/23	2,721	2,960,312
3.88%, 09/20/48	2,940	3,659,389
4.13%, 06/10/44	4,411	5,565,712

		48,350,292

Supranational — 1.1%
African Development Bank
0.50%, 04/22/22(b)	2,477	2,486,239
0.75%, 04/03/23	5,925	5,990,590
1.63%, 09/16/22	175	178,845
2.13%, 11/16/22	12,540	12,950,309
3.00%, 09/20/23	650	694,265
Asian Development Bank
0.25%, 07/14/23	10,350	10,342,445
0.38%, 09/03/25	550	540,925
0.63%, 04/07/22	10,834	10,889,362
0.63%, 04/29/25	12,055	12,057,773
0.75%, 10/08/30(b)	699	651,412
1.50%, 10/18/24	11,451	11,859,572
1.63%, 01/24/23	6,100	6,264,456
1.75%, 09/13/22	17,183	17,595,220
1.75%, 08/14/26	2,200	2,301,596
1.75%, 09/19/29	7,200	7,397,424
1.88%, 02/18/22	13,120	13,333,462
1.88%, 07/19/22	2,175	2,226,047
1.88%, 08/10/22	275	281,688
1.88%, 01/24/30	9,036	9,359,579
2.00%, 02/16/22	18,553	18,876,564
2.00%, 01/22/25	6,040	6,373,227
2.00%, 04/24/26	5,185	5,482,619
2.13%, 03/19/25(b)	570	604,764
2.38%, 08/10/27	250	268,830
2.50%, 11/02/27	5,927	6,425,401
2.63%, 01/30/24	8,236	8,779,494
2.63%, 01/12/27	5,909	6,457,946
2.75%, 03/17/23	5,287	5,560,867
2.75%, 01/19/28	6,600	7,265,874
3.13%, 09/26/28	629	711,764
5.82%, 06/16/28	2,045	2,668,827
6.22%, 08/15/27	3,445	4,382,764
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	2,365	2,360,152
0.50%, 05/28/25	475	472,031
0.50%, 01/27/26	475	467,006
2.25%, 05/16/24	10,466	11,077,424
Corp. Andina de Fomento
3.75%, 11/23/23	210	225,857
4.38%, 06/15/22	4,690	4,912,728
Council of Europe Development Bank
1.38%, 02/27/25	565	582,718
1.75%, 09/26/22	125	128,035
2.50%, 02/27/24	100	106,332
2.63%, 02/13/23	4,515	4,726,663
European Bank for Reconstruction & Development
0.25%, 07/10/23	5,700	5,695,440
0.50%, 05/19/25	700	696,311
0.50%, 11/25/25	900	888,246
1.50%, 02/13/25	5,700	5,906,454
1.63%, 09/27/24	2,200	2,288,418
1.88%, 02/23/22	3,663	3,723,037

76	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.13%, 03/07/22	$5,070	$5,169,473
2.75%, 03/07/23	3,000	3,152,880
European Investment Bank
0.25%, 09/15/23	7,525	7,517,099
0.38%, 12/15/25	2,447	2,399,259
0.38%, 03/26/26	1,035	1,010,967
0.63%, 07/25/25	13,052	12,998,748
0.63%, 10/21/27	950	917,852
0.75%, 09/23/30	525	490,712
0.88%, 05/17/30	7,960	7,567,015
1.38%, 09/06/22	3,215	3,273,320
1.38%, 05/15/23	12,000	12,303,360
1.63%, 03/14/25	19,559	20,371,872
1.63%, 10/09/29	5,250	5,337,990
1.88%, 02/10/25	9,473	9,953,850
2.00%, 12/15/22	13,292	13,722,395
2.13%, 04/13/26	6,365	6,779,234
2.25%, 03/15/22	6,658	6,800,947
2.25%, 08/15/22	14,732	15,176,023
2.38%, 06/15/22	12,365	12,715,301
2.38%, 05/24/27	7,541	8,153,857
2.50%, 03/15/23	23,480	24,576,986
2.50%, 10/15/24(b)	7,250	7,770,405
2.63%, 05/20/22	2,565	2,641,796
2.63%, 03/15/24	6,722	7,180,978
2.88%, 08/15/23	3,225	3,429,110
3.13%, 12/14/23	11,500	12,394,930
3.25%, 01/29/24	17,160	18,599,209
4.88%, 02/15/36	6,956	9,601,089
Inter-American Development Bank
0.25%, 11/15/23	2,600	2,595,554
0.50%, 05/24/23	6,425	6,466,827
0.63%, 09/16/27	50	48,264
0.88%, 04/03/25	7,600	7,688,692
1.13%, 01/13/31	495	475,532
1.75%, 04/14/22	14,985	15,251,433
1.75%, 09/14/22	12,555	12,857,576
1.75%, 03/14/25	18,004	18,828,583
2.00%, 06/02/26	8,433	8,912,247
2.00%, 07/23/26	6,358	6,720,406
2.13%, 01/15/25	6,066	6,430,324
2.25%, 06/18/29	5,335	5,685,189
2.38%, 07/07/27	4,544	4,880,801
2.50%, 01/18/23	17,886	18,660,106
2.63%, 01/16/24	7,508	7,995,419
3.00%, 09/26/22	2,728	2,848,032
3.00%, 10/04/23	4,631	4,953,132
3.00%, 02/21/24	18,575	20,020,135
3.13%, 09/18/28	8,980	10,157,278
3.20%, 08/07/42	4,945	5,685,217
3.88%, 10/28/41	3,445	4,360,612
4.38%, 01/24/44	3,191	4,331,655
International Bank for Reconstruction & Development
0.25%, 11/24/23	375	374,336
0.38%, 07/28/25	13,200	13,002,132
0.50%, 10/28/25	1,385	1,368,200
0.63%, 04/22/25	24,425	24,439,899
0.75%, 03/11/25	11,325	11,408,918
0.75%, 11/24/27	3,270	3,175,955
0.75%, 08/26/30	575	537,274

Security	Par (000)	Value

Supranational (continued)
0.88%, 05/14/30	$15,200	$14,436,200
1.50%, 08/28/24	1,600	1,657,840
1.63%, 02/10/22	14,827	15,027,906
1.63%, 01/15/25	7,959	8,285,876
1.75%, 04/19/23(b)	6,225	6,428,993
1.75%, 10/23/29	13,016	13,387,737
1.88%, 10/07/22	7,160	7,353,678
1.88%, 06/19/23	1,064	1,103,368
1.88%, 10/27/26	6,850	7,200,720
2.13%, 07/01/22	7,250	7,438,138
2.13%, 02/13/23(b)	5,085	5,274,620
2.13%, 03/03/25	6,445	6,840,916
2.50%, 03/19/24	13,724	14,609,747
2.50%, 11/25/24	16,614	17,830,477
2.50%, 07/29/25	17,135	18,451,139
2.50%, 11/22/27	7,360	7,979,638
3.00%, 09/27/23	12,735	13,612,951
3.13%, 11/20/25	4,987	5,527,990
4.75%, 02/15/35	3,270	4,372,677
7.63%, 01/19/23	7,213	8,214,958
International Finance Corp.
0.38%, 07/16/25	2,252	2,217,905
0.75%, 08/27/30	50	46,755
1.38%, 10/16/24	1,665	1,717,597
2.00%, 10/24/22	4,435	4,567,340
2.13%, 04/07/26	5,928	6,310,534
2.88%, 07/31/23	750	796,290
Nordic Investment Bank
0.38%, 05/19/23	5,000	5,017,200
0.38%, 09/11/25	150	147,450
0.50%, 01/21/26	100	98,482
1.38%, 10/17/22	1,800	1,834,740
2.13%, 02/01/22	2,560	2,605,312
2.25%, 05/21/24	2,000	2,117,400
2.88%, 07/19/23	200	212,172

		930,408,133

Sweden — 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	350	348,897
0.63%, 05/14/25	10,900	10,874,276
0.75%, 04/06/23	5,175	5,227,526
1.63%, 11/14/22	4,000	4,094,640
1.75%, 12/12/23	5,000	5,188,250
2.00%, 08/30/22	4,850	4,978,428
2.38%, 03/09/22	6,550	6,692,135
2.88%, 03/14/23	8,053	8,471,998

		45,876,150

Ukraine — 0.0%
Ukraine Government AID Bond, 1.47%, 09/29/21	500	503,795

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	1,873	2,117,835
4.38%, 10/27/27	5,945	6,779,737
4.38%, 01/23/31 (Call 10/23/30)	9,261	10,720,078
4.50%, 08/14/24(b)	4,722	5,145,469
4.98%, 04/20/55	8,671	10,548,358
5.10%, 06/18/50	10,117	12,481,950
7.63%, 03/21/36	3,461	5,372,939

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
8.00%, 11/18/22(b)	$2,715	$2,948,231

		56,114,597

Total Foreign Government Obligations — 2.6% (Cost: $2,192,087,573)		2,256,621,652

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	2,438,850

California — 0.3%
Bay Area Toll Authority RB, 2.57%, 04/01/31	2,930	3,080,192
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	7,557,391
Series S-1, 7.04%, 04/01/50(b)	4,100	7,009,647
Series S-3, 6.91%, 10/01/50	1,300	2,241,993
California State University RB
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	3,359,322
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,891,494
City of San Francisco CA Public Utilities Commission Water Revenue RB
3.30%, 11/01/39 (Call 11/01/29)	1,670	1,797,471
Series E, 2.83%, 11/01/41 (Call 11/01/30)	1,000	1,027,140
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,482,850
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	6,307,392
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	1,078,444
4.09%, 01/15/49 (Call 01/15/30)	1,190	1,251,428
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	5,009,800
2.11%, 08/01/32 (Call 08/01/30)	3,000	3,031,830
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,872,552
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	1,079,745
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,850,730
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	2,971,563
Series A, 6.60%, 07/01/50	385	663,632
Series D, 6.57%, 07/01/45	2,470	3,948,517
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	6,475,456
5.76%, 07/01/29	2,170	2,742,771
Series RY, 6.76%, 07/01/34	3,025	4,388,156
Regents of the University of California Medical Center Pooled RB
3.26%, 05/15/60 (Call 11/15/59)	1,835	1,928,126
3.71%, 05/15/20 (Call 11/15/19)	2,600	2,659,982
Regents of the University of California Medical Center Pooled RB BAB, Series H, 6.55%, 05/15/48	2,575	3,860,157
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49(b)	2,015	3,059,677

Security	Par (000)	Value

California (continued)
San Diego County Regional Transportation
Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	$1,025	$1,060,455
San Diego County Regional Transportation
Commission RB BAB, 5.91%, 04/01/48	1,905	2,854,642
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	3,549,040
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	3,289,069
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,865	1,903,475
State of California GO
2.50%, 10/01/29	6,000	6,400,320
3.38%, 04/01/25	3,000	3,316,200
3.50%, 04/01/28	860	978,112
4.50%, 04/01/33 (Call 04/01/28)	2,750	3,251,242
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,910,010
Series A, 3.05%, 04/01/29	1,110	1,230,957
State of California GO BAB
7.30%, 10/01/39	5,220	8,159,434
7.35%, 11/01/39(b)	2,130	3,360,075
7.50%, 04/01/34	8,030	12,780,307
7.55%, 04/01/39(b)	12,470	20,591,462
7.60%, 11/01/40	6,675	11,371,930
7.63%, 03/01/40(b)	3,350	5,492,593
University of California RB
3.07%, 05/15/51 ( 05/15/31)	610	613,745
Series AD, 4.86%, 05/15/12	3,150	4,208,967
Series AJ, 4.60%, 05/15/31	1,750	2,065,403
Series AQ, 4.77%, 05/15/15	835	1,089,617
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	3,182,137
Series BD, 3.35%, 07/01/29	4,670	5,204,948
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	960,308
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	772,675
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,940,157
University of California RB BAB, 5.95%, 05/15/45	2,255	3,225,484

		201,390,222

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	1,100,463

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	3,040	4,097,890
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,856,617

		5,954,507

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	924,287
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	1,023,380
Series A, 4.81%, 10/01/14	1,690	2,238,658
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	2,125,422

		6,311,747

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	258,875

78	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	$985	$1,076,773
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	1,277,562
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,330,628
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	4,385	4,424,684
1.71%, 07/01/27	2,500	2,532,725
2.15%, 07/01/30	4,902	4,981,216

		15,882,463

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,347,303
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,922	5,671,290
Project M, Series 2010-A, 6.66%, 04/01/57	3,330	4,827,335
Project P, Series 2010-A, 7.06%, 04/01/57	325	452,231

		12,298,159

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	1,050	1,340,882
Series C, 4.57%, 01/01/54	2,450	3,265,483
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	753,515
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	2,400	3,359,880
Series B, 6.90%, 12/01/40	3,850	5,389,808
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	2,503,992
State of Illinois GO
4.95%, 06/01/23(b)	35	36,718
5.10%, 06/01/33	27,923	31,083,325
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,900	4,764,201

		52,497,804

Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	616,705

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40( 01/01/40)	2,500	2,515,300
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	2,047,740

		4,563,040

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	544,169
2.66%, 09/01/39	1,990	2,125,658
2.90%, 09/01/49	2,675	2,728,286
Series E, 5.46%, 12/01/39	3,700	5,203,828
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	1,950	2,441,478
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,935,629
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,799,963
Series B, 1.75%, 08/15/30	1,300	1,302,028

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	$1,060	$1,482,060

		19,563,099

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,760,808
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	611,817
Michigan Finance Authority RB
3.08%, 12/01/34	875	940,433
3.38%, 12/01/40	845	901,159
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	1,248,662
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,837,587

		8,300,466

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,316,650

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	5,638,586

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Class A, 3.04%, 10/01/49	1,000	1,045,430

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,299,370

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	5,560	7,218,214
Series B, 0.00%, 02/15/22(d)	1,000	995,390
Series B, 0.00%, 02/15/23 (AGM)(d)	1,400	1,385,594
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	11,443,745
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	1,269,324
4.13%, 06/15/42	345	371,393
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	3,759,158
Series C, 5.75%, 12/15/28	2,475	2,889,290
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,230	6,716,775
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	1,060,380
Series P, 3.92%, 05/01/19 (Call 11/01/18)	1,475	1,578,191
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	1,221,786

		39,909,240

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	4,040,160
Series F1, 6.27%, 12/01/37	1,255	1,827,343
Series H-1, 5.85%, 06/01/40	645	922,111

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	$3,130	$4,026,588
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	5,185,538
Series 2010-A, 6.67%, 11/15/39	50	68,108
Series A, 5.87%, 11/15/39	100	125,410
Series B, 6.65%, 11/15/39	220	296,545
Series E, 6.81%, 11/15/40	1,230	1,681,521
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,951,317
5.57%, 11/01/38	2,100	2,773,974
Series C-2, 5.77%, 08/01/36	2,000	2,563,660
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	1,385	1,945,856
5.72%, 06/15/42	3,145	4,529,649
5.88%, 06/15/44(b)	3,200	4,749,056
6.01%, 06/15/42	1,860	2,748,671
New York State Dormitory Authority RB
3.19%, 02/15/43	450	467,883
Series B, 3.14%, 07/01/43(b)	275	273,125
Series F, 3.11%, 02/15/39	2,350	2,463,153
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,075	2,822,788
Series F, 5.63%, 03/15/39	2,165	2,805,061
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	1,000	1,066,510
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	1,047,411
New York State Urban Development Corp. RB
Series B, 2.10%, 03/15/22	840	847,703
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	325,835
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,567,301
Port Authority of New York & New Jersey RB
3.18%, 07/15/60 ( 07/15/31)	675	673,441
3.29%, 08/01/69	1,300	1,357,226
4.03%, 09/01/48	1,440	1,664,251
Series 164, 5.65%, 11/01/40	2,255	3,092,462
Series 165, 5.65%, 11/01/40	1,600	2,206,144
Series 168, 4.93%, 10/01/51	2,500	3,362,075
Series 174, 4.46%, 10/01/62	6,075	7,721,264
Series 181, 4.96%, 08/01/46	2,000	2,653,660
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,138,190
Series 192, 4.81%, 10/15/65	4,235	5,667,616
Series AAA, 1.09%, 07/01/23	1,255	1,275,795

		84,934,401

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,795,313
Series B, 8.08%, 02/15/50	3,825	6,672,330
Series E, 6.27%, 02/15/50	1,200	1,654,116
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	2,027,941
Series B, 4.53%, 01/01/35	2,400	2,982,576
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	4,345,350
Series A, 4.05%, 12/01/56	500	608,225
Series A, 4.80%, 06/01/11	350	461,717
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,369,328

Security	Par (000)	Value

Ohio (continued)
Ohio Turnpike & Infrastructure Commission RB, Class A, 3.22%, 02/15/48 (Call 02/15/30)	$1,775	$1,805,015
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,338,736

		26,060,647

Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,200,800
Series B, 5.55%, 06/30/28 (NPFGC)	50	59,574
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,221,170
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,000	1,027,090
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,893,834
State of Oregon GO, 5.89%, 06/01/27	8,020	9,934,775

		16,337,243

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	50	58,601
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,000	1,011,440
2.84%, 09/01/50	975	973,791
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,373,990
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	2,024,120

		5,441,942

South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,531,530

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,122,510

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	560	709,783
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)(b)	480	486,797
5.81%, 02/01/41	1,875	2,659,462
Series C, 5.99%, 02/01/39	1,000	1,409,500
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	4,490,785
Series B, 6.00%, 12/01/44	400	591,528
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	921,067
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,701,088
Dallas Fort Worth International Airport RB
Class C, 2.92%, 11/01/50	2,670	2,627,040
Class A, 2.99%, 11/01/38	1,200	1,252,428
Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	345,800
Class A, 3.14%, 11/01/45	1,405	1,458,025
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 03/29/21) (PSF)	400	403,152

80	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	$4,805	$4,938,387
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	6,679,632
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	2,215,540
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,783,876
State of Texas GO BAB
5.52%, 04/01/39(b)	2,300	3,296,797
Series A, 4.63%, 04/01/33	1,255	1,547,239
Series A, 4.68%, 04/01/40	2,250	2,969,100
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	2,550	2,766,393
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	2,418,687
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	2,725	3,354,884
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	5,115	6,458,915
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)(b)	765	729,795
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	3,169,152

		61,384,852

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	1,630	1,768,403

Virginia — 0.0%
University of Virginia, 2.26%, 09/01/50 (Call 03/01/50)	1,790	1,647,373
University of Virginia RB
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	745,563
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	1,018,147

		3,411,083

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,683,924
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	3,095,777

		4,779,701

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	260	294,364
Series C, 3.15%, 05/01/27	2,580	2,857,324

		3,151,688

Total Municipal Debt Obligations — 0.7% (Cost: $530,730,828)		590,050,801

U.S. Government Agency Obligations

Mortgage-Backed Securities — 29.9%
Federal Home Loan Mortgage Corp. 1.50%, 03/16/36(h)	265,175	268,077,598
2.00%, 10/01/35	46,741	48,632,908
2.00%, 02/01/36	141,199	147,014,352
2.00%, 12/01/50	14,679	14,909,181

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 01/01/51	$24,139	$24,597,512
2.00%, 02/01/51	82,160	83,085,153
2.00%, 03/01/51	24,715	25,093,043
2.15%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	19	19,813
2.32%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	104	108,892
2.40%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	684	711,262
2.41%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	417	435,826
2.42%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	469	490,789
2.50%, 10/01/27	200	209,044
2.50%, 02/01/28	2,490	2,610,745
2.50%, 01/01/30	19,394	20,308,918
2.50%, 03/01/31	183	191,614
2.50%, 08/01/31	5,341	5,649,209
2.50%, 10/01/31	12,499	13,108,231
2.50%, 11/01/31	74	77,267
2.50%, 12/01/31	17,690	18,552,449
2.50%, 02/01/32	21,212	22,379,616
2.50%, 08/01/32	292	306,000
2.50%, 01/01/33	19,424	20,620,604
2.50%, 02/01/33	52	54,862
2.50%, 04/01/33	2,430	2,542,322
2.50%, 07/01/35	20,450	21,796,174
2.50%, 10/01/50	48,573	50,327,188
2.50%, 11/01/50	28,268	29,415,214
2.50%, 12/01/50	83,741	86,764,816
2.50%, 01/01/51	43,458	45,357,048
2.57%, 08/01/41, (12 mo. LIBOR US + 1.763%)(a)	260	273,302
2.79%, 11/01/41, (12 mo. LIBOR US + 1.891%)(a)	724	765,270
2.89%, 05/01/42, (12 mo. LIBOR US + 1.803%)(a)	641	671,952
2.99%, 12/01/38, (12 mo. LIBOR US + 1.762%)(a)	646	677,670
3.00%, 11/01/26	485	513,731
3.00%, 01/01/27	240	253,539
3.00%, 02/01/27	585	619,221
3.00%, 04/01/27	426	451,604
3.00%, 05/01/27	3,099	3,281,481
3.00%, 06/01/27	3,218	3,406,027
3.00%, 07/01/27	93	98,047
3.00%, 08/01/27	382	405,930
3.00%, 09/01/27	1,638	1,736,059
3.00%, 11/01/27	646	684,576
3.00%, 12/01/27	389	411,408
3.00%, 01/01/28	85	90,914
3.00%, 11/01/28	301	318,999
3.00%, 01/01/29	403	427,714
3.00%, 03/01/29	825	877,021
3.00%, 05/01/29	7,025	7,465,131
3.00%, 05/01/30	7,379	7,845,966
3.00%, 06/01/30	4,283	4,612,856
3.00%, 07/01/30	7,919	8,457,996
3.00%, 12/01/30	19,330	20,554,788
3.00%, 02/01/31	6,348	6,721,932
3.00%, 05/01/31	13,601	14,404,102
3.00%, 06/01/31	9,333	9,889,501
3.00%, 08/01/31	73	78,148
3.00%, 12/01/31	44	47,812
3.00%, 02/01/32	151	162,514
3.00%, 07/01/32	14,337	15,447,520
3.00%, 09/01/32	14	15,266
3.00%, 02/01/33	32	34,191
3.00%, 05/01/33	2,781	2,962,295

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/42	$820	$877,592
3.00%, 10/01/42	375	400,894
3.00%, 01/01/43	843	902,481
3.00%, 02/01/43	19,646	21,068,742
3.00%, 12/01/44	63	66,744
3.00%, 04/01/45	489	517,734
3.00%, 08/01/45	344	364,799
3.00%, 12/01/45	27	28,454
3.00%, 01/01/46	2,026	2,146,871
3.00%, 02/01/46	231	244,398
3.00%, 07/01/46	3,829	4,053,937
3.00%, 08/01/46	82,589	87,446,252
3.00%, 09/01/46	30,434	32,383,838
3.00%, 10/01/46	58,551	62,238,926
3.00%, 11/01/46	47,712	50,521,319
3.00%, 12/01/46	106,330	112,603,200
3.00%, 01/01/47	24,732	26,186,858
3.00%, 02/01/47	50,946	53,946,342
3.00%, 03/01/47	253	268,145
3.00%, 04/01/47	689	729,614
3.00%, 05/01/47	37,220	39,654,552
3.00%, 06/01/47	32,280	34,854,351
3.00%, 08/01/47	5,495	5,818,046
3.00%, 09/01/47	1,206	1,278,306
3.00%, 10/01/47	12,801	13,552,982
3.00%, 11/01/47	27	28,807
3.00%, 01/01/48	25	26,868
3.00%, 11/01/48	2,480	2,600,749
3.00%, 03/01/49	785	820,185
3.00%, 05/01/49	652	693,785
3.00%, 06/01/49	422	440,719
3.00%, 06/01/50	46,177	48,364,145
3.50%, 11/01/25	1,905	2,034,393
3.50%, 03/01/26	1,683	1,797,341
3.50%, 06/01/26	396	423,271
3.50%, 03/01/32	1,222	1,318,907
3.50%, 05/01/32	3,787	4,119,205
3.50%, 09/01/32	3,318	3,613,262
3.50%, 06/01/33	326	355,012
3.50%, 07/01/33	14,976	15,991,375
3.50%, 11/01/33	40	42,519
3.50%, 06/01/34	13,782	14,717,367
3.50%, 03/01/38	7,330	7,823,077
3.50%, 06/01/38	2,234	2,381,405
3.50%, 09/01/38	1,427	1,520,940
3.50%, 02/01/42	104	113,200
3.50%, 05/01/42	10	10,876
3.50%, 09/01/42	14	15,383
3.50%, 10/01/42	13,206	14,280,914
3.50%, 11/01/42	971	1,050,059
3.50%, 01/01/43	17	18,099
3.50%, 04/01/43	6,095	6,628,706
3.50%, 06/01/43	1,275	1,389,722
3.50%, 07/01/43	2,179	2,370,330
3.50%, 08/01/43	8,196	8,914,089
3.50%, 10/01/43	1,632	1,778,009
3.50%, 01/01/44	20,786	22,514,662
3.50%, 02/01/44	11,082	12,076,638
3.50%, 09/01/44	9,085	9,854,538
3.50%, 10/01/44	14,600	15,744,078

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/44	$117	$128,161
3.50%, 12/01/45	15,395	16,804,029
3.50%, 01/01/46	785	843,897
3.50%, 03/01/46	44,661	48,500,724
3.50%, 05/01/46	6,388	6,892,128
3.50%, 06/01/46	213	229,031
3.50%, 07/01/46	8,936	9,621,550
3.50%, 08/01/46	6,490	6,970,991
3.50%, 09/01/46	10,163	10,934,988
3.50%, 10/01/46	2,771	2,973,893
3.50%, 11/01/46	1,370	1,469,423
3.50%, 12/01/46	7,107	7,668,195
3.50%, 01/01/47	3,686	3,954,149
3.50%, 02/01/47	9,758	10,474,220
3.50%, 03/01/47	6,994	7,435,826
3.50%, 04/01/47	18,315	19,468,453
3.50%, 05/01/47	3,515	3,782,087
3.50%, 07/01/47	15,053	16,017,041
3.50%, 08/01/47	34,574	37,340,465
3.50%, 09/01/47	45,653	49,152,238
3.50%, 12/01/47	10,346	11,005,562
3.50%, 01/01/48	31,860	34,752,237
3.50%, 02/01/48	45,288	47,993,458
3.50%, 03/01/48	17,834	18,958,207
3.50%, 04/01/48	2,941	3,223,558
3.50%, 05/01/48	22,307	23,742,347
3.50%, 04/01/49	2,877	3,108,172
3.50%, 05/01/49	11,100	11,852,206
3.50%, 06/01/49	3,780	4,083,935
4.00%, 05/01/25	214	227,899
4.00%, 10/01/25	1,096	1,169,728
4.00%, 02/01/26	679	724,124
4.00%, 05/01/26	1,200	1,280,084
4.00%, 12/01/32	2,458	2,624,634
4.00%, 05/01/33	5,040	5,367,054
4.00%, 09/01/41	4,898	5,416,863
4.00%, 02/01/42	3,873	4,282,924
4.00%, 03/01/42	837	927,709
4.00%, 06/01/42	5,718	6,323,989
4.00%, 08/01/42	2,366	2,621,030
4.00%, 07/01/44	6,879	7,595,867
4.00%, 01/01/45	1,697	1,860,244
4.00%, 02/01/45	2,233	2,493,666
4.00%, 06/01/45	3,746	4,100,341
4.00%, 08/01/45	7,844	8,586,680
4.00%, 09/01/45	12,880	14,098,615
4.00%, 01/01/46	3,846	4,209,558
4.00%, 02/01/46	299	326,153
4.00%, 03/01/46	825	900,265
4.00%, 05/01/46	7,679	8,377,154
4.00%, 06/01/46	118	128,682
4.00%, 07/01/46	5,219	5,720,164
4.00%, 08/01/46	333	362,998
4.00%, 10/01/46	6,233	6,823,061
4.00%, 11/01/46	16,800	18,328,112
4.00%, 02/01/47	7,394	8,065,852
4.00%, 08/01/47	644	696,278
4.00%, 10/01/47	1,689	1,825,238
4.00%, 11/01/47	3,314	3,580,954
4.00%, 01/01/48	14,390	15,549,360

82	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/48	$17,500	$18,971,401
4.00%, 04/01/48	223	246,228
4.00%, 06/01/48	29,352	32,247,827
4.00%, 07/01/48	38,140	40,956,559
4.00%, 08/01/48	4,882	5,242,333
4.00%, 09/01/48	9,616	10,324,713
4.00%, 10/01/48	5,016	5,413,179
4.00%, 12/01/48	22,056	23,921,177
4.00%, 01/01/49	4,366	4,708,675
4.50%, 04/01/22	15	14,949
4.50%, 05/01/23	8	8,544
4.50%, 07/01/24	250	261,316
4.50%, 08/01/24	59	61,589
4.50%, 09/01/24	171	178,888
4.50%, 10/01/24	159	165,610
4.50%, 08/01/30	2,001	2,200,457
4.50%, 03/01/39	1,709	1,919,341
4.50%, 05/01/39	1,915	2,151,455
4.50%, 10/01/39	1,292	1,451,360
4.50%, 01/01/40	312	350,712
4.50%, 02/01/41	2,633	2,953,621
4.50%, 04/01/41	69	76,973
4.50%, 05/01/41	5,668	6,405,335
4.50%, 05/01/42	6,614	7,420,881
4.50%, 01/01/45	5,217	5,824,093
4.50%, 11/01/45	294	328,685
4.50%, 12/01/45	253	283,889
4.50%, 01/01/46	8,269	9,231,872
4.50%, 03/01/46	340	380,630
4.50%, 04/01/46	1,167	1,297,686
4.50%, 05/01/46	865	961,704
4.50%, 07/01/46	439	488,415
4.50%, 08/01/46	572	635,945
4.50%, 09/01/46	4,162	4,679,142
4.50%, 05/01/47	4,948	5,418,186
4.50%, 06/01/47	2,439	2,669,612
4.50%, 11/01/47	288	315,434
4.50%, 05/01/48	19,623	21,346,786
4.50%, 06/01/48	14,829	16,174,252
4.50%, 07/01/48	10,238	11,170,295
4.50%, 09/01/48	539	586,622
4.50%, 10/01/48	15,235	16,935,885
4.50%, 11/01/48	70	77,060
4.50%, 12/01/48	21,729	23,720,130
4.50%, 01/01/49	4,780	5,217,680
4.50%, 05/01/49	35	38,502
5.00%, 12/01/24	1	927
5.00%, 08/01/25	960	1,062,502
5.00%, 04/01/33	4,888	5,574,294
5.00%, 06/01/33	563	642,547
5.00%, 12/01/33	1,269	1,447,114
5.00%, 07/01/35	2,050	2,350,835
5.00%, 01/01/36	943	1,080,819
5.00%, 01/01/37	120	137,822
5.00%, 02/01/37	114	130,935
5.00%, 02/01/38	589	675,001
5.00%, 03/01/38	3,973	4,568,656
5.00%, 12/01/38	517	594,965
5.00%, 03/01/40	145	169,289
5.00%, 08/01/40	652	740,929

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/40	$3,011	$3,420,871
5.00%, 08/01/41	1,081	1,228,126
5.00%, 09/01/47	935	1,036,365
5.00%, 03/01/48	1,114	1,234,657
5.00%, 04/01/48	10,947	12,122,344
5.00%, 05/01/48	3,844	4,257,046
5.00%, 07/01/48	2,690	2,979,059
5.00%, 10/01/48	1,534	1,705,111
5.00%, 11/01/48	3,050	3,434,818
5.00%, 04/01/49	1,627	1,812,632
5.00%, 06/01/49	1,039	1,184,738
5.50%, 02/01/34	1,979	2,268,643
5.50%, 05/01/35	1,576	1,811,581
5.50%, 06/01/35	817	938,535
5.50%, 05/01/36	1,106	1,272,565
5.50%, 07/01/36	1,910	2,202,216
5.50%, 03/01/38	1,516	1,750,430
5.50%, 04/01/38	346	399,117
5.50%, 01/01/39	874	1,006,517
5.50%, 11/01/39	923	1,066,897
6.00%, 10/01/36	1,018	1,181,059
6.00%, 02/01/37	1,010	1,179,827
6.00%, 11/01/37	2,810	3,278,228
6.00%, 09/01/38	44	51,936
Federal National Mortgage Association
1.63%, 01/07/25	5,900	6,153,287
2.00%, 12/01/35	104,000	107,716,271
2.00%, 02/01/36	283,713	294,324,291
2.00%, 03/01/36	35,115	36,438,774
2.00%, 09/01/50	32,695	33,204,021
2.00%, 12/01/50	166,934	169,742,980
2.00%, 01/01/51	103,322	105,077,094
2.00%, 02/01/51	389,111	394,074,996
2.00%, 03/01/51	105,626	106,980,415
2.32%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	616	646,577
2.50%, 11/01/34	53,644	56,036,826
2.50%, 09/01/35	46,079	48,204,208
2.50%, 10/01/35	43,569	45,577,996
2.50%, 10/01/50	100,500	104,675,555
2.50%, 11/01/50	131,651	137,299,499
2.50%, 12/01/50	231,499	239,856,715
2.50%, 01/01/51	213,442	221,894,855
2.50%, 02/01/51	163,674	169,898,298
2.56%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	272	285,473
2.91%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	113	117,801
3.00%, 03/01/35	9,445	9,968,562
3.00%, 07/01/35	7,707	8,134,392
3.00%, 11/01/46	34,345	36,352,762
3.00%, 02/01/47	15,676	16,906,603
3.00%, 03/01/47	14,752	15,312,144
3.00%, 11/01/48	39,426	41,734,093
3.00%, 11/01/49	25,154	26,285,319
3.00%, 05/01/50	87,865	91,970,712
3.00%, 07/01/50	42,568	44,620,618
3.00%, 10/01/50	187,707	199,275,861
3.00%, 01/01/51	31,718	33,711,063
3.50%, 02/01/34	44,066	48,232,932
3.50%, 09/01/47	17,782	18,932,540
3.50%, 11/01/48	86,512	91,728,053
3.50%, 06/01/49	121,796	129,349,264

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/50	$45,226	$48,366,071
3.50%, 07/01/50	28,561	30,818,962
3.50%, 11/01/51	9,824	10,722,216
4.00%, 02/01/47	17,951	19,886,337
4.00%, 06/01/49	27,123	29,302,268
4.00%, 01/01/57	10,860	12,240,027
4.00%, 02/01/57	12,154	13,698,040
5.63%, 07/15/37	750	1,139,130
6.25%, 05/15/29	10,580	14,583,366
6.63%, 11/15/30	20,180	29,474,706
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	375	374,954
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,533	4,961,074
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,573	1,619,326
Series 2016-M6, Class A2, 2.49%, 05/25/26	10,000	10,626,353
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,900	2,084,829
Series 2017-M4, Class A2, 2.58%, 12/25/26(a)	30,000	32,076,104
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	18,782,744
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	11,500,620
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	12,300	14,372,397
Series 2018-M13, Class A2, 3.70%, 09/25/30(a)	10,000	11,726,414
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	5,700	6,619,560
Series 2019-M22, Class A2, 2.52%, 08/25/29	25,000	26,859,421
FHLMC Multifamily Structured Pass Through Certificates
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	8,407	8,478,014
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	12,400	12,556,210
Series K024, Class A2, 2.57%, 09/25/22 (Call 09/25/22)	890	909,796
Series K026, Class A2, 2.51%, 11/25/22 (Call 11/25/22)	11,900	12,193,426
Series K030, Class A2, 3.25%, 04/25/23 (Call 04/25/23)(a)	6,500	6,800,441
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	5,100	5,394,435
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,900	3,059,378
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	33,500	35,806,128
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	8,685	9,323,950
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	10,700	11,521,924
Series K038, Class A1, 2.60%, 10/25/23 (Call 01/25/23)	808	822,677
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	5,000	5,444,348
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	14,000	15,413,256
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	19,250	20,980,349
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	15,000	16,267,784
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	14,300	15,774,166
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	20,000	22,424,689
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	18,250	20,253,785

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	$12,126	$12,932,984
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	3,150	3,529,385
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	11,356,989
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	8,000	9,354,497
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	19,091	22,427,441
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	20,000	23,712,695
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	10,000	11,542,832
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	10,000	10,862,578
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	31,000	33,311,224
Series K105, Class A2, 1.87%, 01/25/30 (Call 01/25/30)	4,775	4,899,620
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	1,996,521
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	13,200	13,119,220
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	5,000	4,903,099
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	20,000	23,733,318
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	10,960	12,052,563
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	16,190	18,138,745
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	15,500	17,049,754
Series K716, Class A2, 3.13%, 06/25/21 (Call 06/25/21)	11,396	11,396,365
Series K718, Class A2, 2.79%, 01/25/22 (Call 01/25/22)	3,470	3,506,652
Series K722, Class A2, 2.41%, 03/25/23 (Call 03/25/23)	15,000	15,379,080
Series K725, Class A1, 2.67%, 05/25/23 (Call 05/25/23)	7,343	7,442,470
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	9,955	10,182,995
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	15,000	16,630,925
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	5,700	6,256,699
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	25,720,078
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	15,000	14,755,922
Government National Mortgage Association 1.50%, 03/18/51(h)	150	148,541
2.00%, 03/18/51(h)	330,175	335,114,728
2.50%, 02/15/28	153	160,339
2.50%, 10/20/31	150	156,468
2.50%, 05/20/45	6,095	6,361,951
2.50%, 11/20/46	833	868,556

84	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/20/46	$26,087	$27,196,945
2.50%, 01/20/47	12,251	12,772,294
2.50%, 08/20/50	31,478	32,666,942
2.50%, 09/20/50	62,114	64,459,015
2.50%, 12/20/50	206,602	214,401,993
2.50%, 01/20/51	131,406	136,367,454
2.50%, 02/20/51	98,275	101,999,623
2.50%, 03/18/51(h)	306,455	318,187,000
3.00%, 09/15/42	13	13,702
3.00%, 10/15/42	39	42,404
3.00%, 03/15/43	280	301,145
3.00%, 06/15/43	69	71,743
3.00%, 07/15/43	112	116,524
3.00%, 08/15/43	266	277,383
3.00%, 09/20/43	9,608	10,237,316
3.00%, 11/15/43	828	862,413
3.00%, 01/15/44	6,159	6,417,297
3.00%, 08/20/44	25,032	26,612,339
3.00%, 09/15/44	1,571	1,646,197
3.00%, 10/15/44	297	311,804
3.00%, 05/20/45	40,083	42,461,075
3.00%, 06/20/45	13,179	13,960,724
3.00%, 07/20/45	25,866	27,400,535
3.00%, 10/20/45	8,773	9,293,438
3.00%, 11/20/45	5,483	5,808,503
3.00%, 12/20/45	10,059	10,655,387
3.00%, 02/20/46	31,029	32,870,024
3.00%, 04/20/46	15,167	16,020,454
3.00%, 05/20/46	24,777	26,171,742
3.00%, 06/20/46	28,257	29,846,699
3.00%, 07/20/46	41,797	44,149,211
3.00%, 08/20/46	72,896	76,998,235
3.00%, 09/20/46	55,368	58,483,577
3.00%, 11/20/46	14,504	15,320,357
3.00%, 12/15/46	10,055	10,770,160
3.00%, 12/20/46	82,268	86,897,232
3.00%, 01/20/47	1,058	1,117,186
3.00%, 02/15/47	16,362	17,066,406
3.00%, 02/20/47	25,123	26,536,232
3.00%, 03/20/47	23,373	24,688,607
3.00%, 04/20/47	514	542,561
3.00%, 06/20/47	11,892	12,558,528
3.00%, 09/20/47	270	285,277
3.00%, 11/20/47	280	296,055
3.00%, 12/20/47	18,718	19,766,647
3.00%, 01/20/48	9,569	10,105,089
3.00%, 02/20/48	14,079	14,775,934
3.00%, 03/20/48	44	46,696
3.00%, 07/20/49	20,329	21,214,167
3.00%, 09/20/49	72,892	76,067,098
3.00%, 10/20/49	38,043	39,700,083
3.00%, 12/20/49	171,657	179,133,729
3.00%, 01/20/50	24,465	25,531,015
3.00%, 02/20/50	122,081	127,398,282
3.00%, 07/20/50	4,661	4,855,412
3.00%, 08/20/50	59,253	61,722,253
3.00%, 09/20/50	63,131	65,761,596
3.00%, 01/20/51	25,701	26,772,116
3.00%, 03/18/51(h)	140,411	146,159,075
3.50%, 11/20/40	108	117,819

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/40	$80	$86,586
3.50%, 05/20/41	141	153,586
3.50%, 09/15/41	276	302,316
3.50%, 10/15/41	339	367,755
3.50%, 12/15/41	2,763	2,997,005
3.50%, 04/15/42	178	192,899
3.50%, 08/20/42	15,144	16,481,558
3.50%, 09/15/42	882	962,936
3.50%, 09/20/42	17,974	19,561,232
3.50%, 10/15/42	527	574,589
3.50%, 10/20/42	34,364	37,399,492
3.50%, 11/15/42	655	710,838
3.50%, 11/20/42	41,712	45,395,782
3.50%, 12/15/42	939	1,033,941
3.50%, 12/20/42	14,536	15,820,173
3.50%, 02/15/43	371	402,363
3.50%, 02/20/43	251	277,259
3.50%, 03/15/43	841	922,419
3.50%, 03/20/43	1,267	1,391,022
3.50%, 04/15/43	39	42,265
3.50%, 04/20/43	332	360,689
3.50%, 05/15/43	1,093	1,181,791
3.50%, 06/15/43	12,143	13,206,149
3.50%, 08/20/43	238	258,700
3.50%, 09/20/43	115	125,158
3.50%, 10/20/43	319	346,315
3.50%, 01/15/44	211	227,926
3.50%, 01/20/44	8,825	9,591,266
3.50%, 07/20/44	60	65,124
3.50%, 08/15/44	56	59,668
3.50%, 08/20/44	11,453	12,430,984
3.50%, 09/15/44	148	157,516
3.50%, 09/20/44	20,624	22,373,992
3.50%, 10/15/44	288	316,947
3.50%, 10/20/44	2,865	3,161,760
3.50%, 11/20/44	33	35,876
3.50%, 12/20/44	1,965	2,132,044
3.50%, 01/15/45	125	132,657
3.50%, 01/20/45	249	274,490
3.50%, 03/15/45	213	227,219
3.50%, 04/20/45	21,260	22,942,611
3.50%, 05/20/45	6,974	7,609,195
3.50%, 06/15/45	51	55,703
3.50%, 06/20/45	33	35,552
3.50%, 07/20/45	488	533,383
3.50%, 08/20/45	884	966,045
3.50%, 09/20/45	24,752	27,309,635
3.50%, 10/20/45	3,053	3,294,274
3.50%, 11/20/45	21,692	23,409,238
3.50%, 12/20/45	12,215	13,182,456
3.50%, 03/20/46	46,389	49,713,923
3.50%, 04/20/46	20,537	22,008,975
3.50%, 06/20/46	93,480	100,179,481
3.50%, 07/20/46	401	437,389
3.50%, 08/15/46	108	115,551
3.50%, 11/20/46	943	1,010,570
3.50%, 12/20/46	25,345	27,161,853
3.50%, 01/15/47	152	162,230
3.50%, 01/20/47	6,291	6,741,717
3.50%, 02/20/47	108,554	116,334,074

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$42,040	$44,913,062
3.50%, 04/20/47	34,986	37,635,520
3.50%, 06/20/47	8,588	9,174,794
3.50%, 07/20/47	1,014	1,090,348
3.50%, 08/20/47	46,625	50,563,361
3.50%, 09/15/47	111	117,966
3.50%, 09/20/47	16,960	18,118,660
3.50%, 10/20/47	26,580	28,668,854
3.50%, 11/15/47	88	93,488
3.50%, 11/20/47	50,324	53,762,641
3.50%, 12/15/47	41,183	45,045,232
3.50%, 12/20/47	11,735	12,951,199
3.50%, 01/20/48	20,987	22,422,671
3.50%, 02/20/48	8,256	8,827,820
3.50%, 04/20/48	57,045	62,622,354
3.50%, 05/15/48	772	810,137
3.50%, 08/20/48	10,921	11,589,366
3.50%, 01/20/49	5,172	5,524,948
3.50%, 01/20/50	91,810	97,143,955
3.50%, 03/20/50	26,763	28,318,050
3.50%, 08/20/50	16,284	17,504,419
3.50%, 03/18/51(h)	159,513	168,982,588
4.00%, 06/15/39	11	11,573
4.00%, 09/20/40	4,096	4,534,742
4.00%, 01/15/41	5	5,691
4.00%, 01/20/41	1,301	1,440,625
4.00%, 02/15/41	2,710	2,981,999
4.00%, 05/20/41	25	27,549
4.00%, 07/15/41	1,634	1,799,826
4.00%, 08/15/41	5	5,322
4.00%, 09/15/41	35	38,242
4.00%, 09/20/41	1,690	1,871,964
4.00%, 10/15/41	508	559,156
4.00%, 11/15/41	292	320,938
4.00%, 12/15/41	1,171	1,298,855
4.00%, 12/20/41	5,516	6,108,423
4.00%, 01/15/42	97	106,615
4.00%, 01/20/42	2,445	2,708,068
4.00%, 02/15/42	513	572,619
4.00%, 03/15/42	2,710	3,041,965
4.00%, 04/15/42	884	980,841
4.00%, 09/20/42	1,016	1,125,177
4.00%, 11/15/42	37	41,380
4.00%, 05/15/43	74	81,582
4.00%, 08/15/43	28	30,794
4.00%, 10/20/43	6,621	7,330,763
4.00%, 03/15/44	377	412,655
4.00%, 04/15/44	62	67,784
4.00%, 06/15/44	213	233,599
4.00%, 08/15/44	19	21,099
4.00%, 08/20/44	462	511,445
4.00%, 09/15/44	95	103,340
4.00%, 10/15/44	77	84,511
4.00%, 10/20/44	8,861	9,802,827
4.00%, 08/20/45	8,624	9,492,500
4.00%, 09/20/45	10,200	11,226,988
4.00%, 10/20/45	1,198	1,318,394
4.00%, 01/20/46	4,552	5,009,929
4.00%, 03/20/46	22,205	24,441,500
4.00%, 07/20/46	4,980	5,397,313

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/20/46	$76	$82,892
4.00%, 09/20/46	1,093	1,184,989
4.00%, 11/20/46	5,914	6,409,841
4.00%, 12/15/46	8,736	9,551,118
4.00%, 04/20/47	44,257	47,853,380
4.00%, 06/20/47	17,323	18,730,377
4.00%, 07/20/47	79,807	86,292,902
4.00%, 08/20/47	3,633	3,928,001
4.00%, 11/20/47	47,686	51,561,592
4.00%, 12/20/47	135	148,631
4.00%, 03/15/48	163	174,191
4.00%, 03/20/48	60,512	65,429,837
4.00%, 04/20/48	31,937	34,465,822
4.00%, 05/15/48	7,746	8,311,695
4.00%, 05/20/48	35,365	38,012,668
4.00%, 08/20/48	45,744	49,169,641
4.00%, 09/20/48	18,583	19,974,744
4.00%, 11/20/48	42,829	46,036,342
4.00%, 03/20/49	865	929,264
4.00%, 06/15/49	2,824	3,026,566
4.00%, 06/20/49	1,650	1,808,151
4.00%, 09/15/49	5,917	6,431,333
4.00%, 03/18/51(h)	45,725	48,922,178
4.50%, 04/15/39	540	605,049
4.50%, 08/15/39	2,702	3,027,099
4.50%, 11/20/39	1,334	1,497,276
4.50%, 01/20/40	375	420,952
4.50%, 06/15/40	2,262	2,534,651
4.50%, 07/15/40	1,404	1,573,584
4.50%, 08/15/40	1,970	2,206,663
4.50%, 08/20/40	2,302	2,585,612
4.50%, 09/15/40	2,546	2,852,221
4.50%, 10/20/40	5,268	5,918,180
4.50%, 06/20/41	4,677	5,253,312
4.50%, 09/20/41	3,105	3,488,340
4.50%, 12/20/41	648	727,837
4.50%, 11/20/45	6,143	6,852,431
4.50%, 02/15/46	11	12,560
4.50%, 08/20/46	7,726	8,618,540
4.50%, 09/20/46	1,177	1,315,247
4.50%, 10/20/46	5,597	6,261,404
4.50%, 11/20/46	2,344	2,622,076
4.50%, 12/20/46	896	1,002,740
4.50%, 02/20/47	1,010	1,120,459
4.50%, 04/20/47	1,351	1,482,011
4.50%, 05/20/47	1,259	1,380,383
4.50%, 06/20/47	2,914	3,195,864
4.50%, 10/20/47	2,204	2,409,310
4.50%, 04/20/48	6,003	6,561,325
4.50%, 05/20/48	12,513	13,498,144
4.50%, 06/20/48	17,274	18,633,987
4.50%, 07/20/48	22,638	24,420,557
4.50%, 08/20/48	34,593	37,317,548
4.50%, 09/20/48	1,766	1,905,126
4.50%, 10/20/48	1,890	2,038,382
4.50%, 11/20/48	521	562,469
4.50%, 12/20/48	24,115	26,014,235
4.50%, 01/20/49	777	858,104
4.50%, 02/20/49	3,217	3,567,801
4.50%, 03/20/49	8,141	8,782,642

86	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 05/20/49	$2,366	$2,597,642
4.50%, 06/20/49	24,059	25,917,977
4.50%, 07/20/49	19,392	20,890,492
4.50%, 08/20/49	7,654	8,245,054
4.50%, 03/18/51(h)	25,477	27,676,663
5.00%, 12/15/36	722	802,185
5.00%, 01/15/39	2,135	2,371,397
5.00%, 07/15/39	3,922	4,357,311
5.00%, 05/15/40	1,471	1,631,431
5.00%, 07/20/40	7,488	8,561,834
5.00%, 08/20/40	2,645	3,024,022
5.00%, 05/15/47	1,621	1,756,774
5.00%, 06/15/47	808	869,398
5.00%, 10/15/47	437	467,268
5.00%, 11/15/47	745	797,734
5.00%, 12/15/47	415	453,045
5.00%, 01/15/48	2,545	2,731,958
5.00%, 02/15/48	880	948,042
5.00%, 03/20/48	3,061	3,380,087
5.00%, 04/20/48	10,488	11,556,239
5.00%, 05/20/48	12,443	13,710,309
5.00%, 10/20/48	277	302,962
5.00%, 11/20/48	5,171	5,648,061
5.00%, 12/20/48	9,335	10,196,423
5.00%, 01/20/49	16,444	17,960,965
5.00%, 04/20/49	1,568	1,712,567
5.00%, 05/20/49	4,355	4,756,399
5.00%, 03/18/51(h)	7,006	7,663,360
5.50%, 03/15/36	1,013	1,148,577
5.50%, 06/20/38	1,170	1,317,692
5.50%, 03/20/39	1,648	1,862,178
5.50%, 12/15/39	410	462,650
5.50%, 01/15/40	3,872	4,377,457
5.50%, 04/20/48	530	587,441
6.00%, 03/15/37	3,381	3,897,776
6.00%, 09/20/38	1,297	1,488,667
6.00%, 11/15/39	558	641,238
6.50%, 10/20/38	1,855	2,200,217
Uniform Mortgage-Backed Securities
1.50%, 03/11/51(h)	336,200	330,303,368
1.50%, 04/14/51(h)	67,250	65,937,837
2.00%, 03/16/36(h)	324,168	335,415,582
2.00%, 03/11/51(h)	2,186,892	2,209,017,202
2.00%, 04/14/51(h)	652,650	657,863,551
2.50%, 05/01/27	2,355	2,468,036
2.50%, 10/01/27	2,501	2,620,804
2.50%, 01/01/28	257	268,999
2.50%, 03/01/28	410	428,804
2.50%, 06/01/28	67	70,074
2.50%, 09/01/28	191	200,486
2.50%, 12/01/28	76	79,692
2.50%, 09/01/29	133	139,072
2.50%, 12/01/29	3,737	3,911,081
2.50%, 02/01/30	2,322	2,434,707
2.50%, 03/01/30	7,425	7,782,132
2.50%, 04/01/30	569	597,992
2.50%, 06/01/30	1,145	1,200,325
2.50%, 07/01/30	2,287	2,397,302
2.50%, 08/01/30	6,391	6,698,502
2.50%, 09/01/30	2,437	2,554,171

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/01/30	$4,681	$4,906,182
2.50%, 01/01/31	3,431	3,596,341
2.50%, 04/01/31	1,894	1,985,405
2.50%, 05/01/31	46	48,400
2.50%, 09/01/31	9,005	9,440,562
2.50%, 10/01/31	84,779	88,831,006
2.50%, 12/01/31	14,797	15,513,128
2.50%, 01/01/32	26,635	28,144,675
2.50%, 02/01/32	31,402	33,246,507
2.50%, 03/01/32	12,650	13,262,365
2.50%, 04/01/32	74,305	78,741,616
2.50%, 05/01/32	52,732	55,284,984
2.50%, 07/01/32	21,443	22,778,720
2.50%, 10/01/32	1,501	1,595,078
2.50%, 11/01/32	1,257	1,315,872
2.50%, 12/01/32	13,509	14,301,056
2.50%, 01/01/33	48,561	50,863,656
2.50%, 03/01/33	245	259,504
2.50%, 07/01/33	309	322,872
2.50%, 10/01/34	536	570,046
2.50%, 10/01/35	84,892	90,210,477
2.50%, 03/16/36(h)	112,488	117,617,271
2.50%, 02/01/47	1,305	1,354,841
2.50%, 04/01/47	15,176	15,757,880
2.50%, 07/01/50	62,407	65,766,554
2.50%, 08/01/50	68,572	71,797,739
2.50%, 09/01/50	204,310	213,851,856
2.50%, 10/01/50	281,898	292,407,465
2.50%, 11/01/50	153,000	159,050,864
2.50%, 03/11/51(h)	355,426	368,477,317
2.50%, 04/14/51(h)	509,825	527,459,765
3.00%, 11/01/25	264	279,090
3.00%, 10/01/26	147	155,014
3.00%, 01/01/27	3,656	3,867,560
3.00%, 02/01/27	56	58,846
3.00%, 10/01/27	3,894	4,120,821
3.00%, 11/01/27	2,908	3,082,033
3.00%, 12/01/27	187	198,460
3.00%, 03/01/29	278	294,916
3.00%, 07/01/29	405	430,607
3.00%, 09/01/29	212	225,624
3.00%, 10/01/29	81	85,777
3.00%, 01/01/30	150	160,325
3.00%, 03/01/30	55,580	58,797,221
3.00%, 04/01/30	6,611	7,038,370
3.00%, 06/01/30	1,568	1,660,088
3.00%, 07/01/30	4,996	5,331,802
3.00%, 08/01/30	19,716	20,960,096
3.00%, 09/01/30	28,198	29,977,528
3.00%, 10/01/30	10,656	11,328,200
3.00%, 11/01/30	3,111	3,307,742
3.00%, 12/01/30	8,000	8,504,186
3.00%, 01/01/31	26,226	28,044,201
3.00%, 02/01/31	18,867	20,190,179
3.00%, 03/01/31	13,061	13,920,983
3.00%, 04/01/31	1,634	1,758,343
3.00%, 05/01/31	589	635,674
3.00%, 06/01/31	9,835	10,557,101
3.00%, 07/01/31	2,770	2,932,645
3.00%, 09/01/31	8,625	9,173,337

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/31	$2,999	$3,175,311
3.00%, 12/01/31	473	508,170
3.00%, 01/01/32	17,667	18,918,754
3.00%, 02/01/32	32,004	34,504,212
3.00%, 03/01/32	4,541	4,891,180
3.00%, 04/01/32	339	362,043
3.00%, 05/01/32	5,562	6,012,104
3.00%, 06/01/32	10,863	11,548,618
3.00%, 08/01/32	6,477	7,020,128
3.00%, 09/01/32	1,783	1,924,198
3.00%, 11/01/32	9,901	10,735,469
3.00%, 12/01/32	22,286	23,895,318
3.00%, 02/01/33	10,949	11,869,573
3.00%, 05/01/33	846	899,807
3.00%, 09/01/33	1,153	1,219,068
3.00%, 10/01/33	11,601	12,267,079
3.00%, 07/01/34	9,235	9,818,472
3.00%, 08/01/34	886	953,699
3.00%, 11/01/34	8,087	8,666,982
3.00%, 12/01/34	19,229	20,296,664
3.00%, 12/01/35	11,490	12,182,255
3.00%, 03/16/36(h)	222,016	234,400,471
3.00%, 08/01/42	321	343,151
3.00%, 09/01/42	123	132,474
3.00%, 10/01/42	5,352	5,726,996
3.00%, 11/01/42	4,903	5,247,119
3.00%, 12/01/42	21,925	23,482,327
3.00%, 01/01/43	12,685	13,615,131
3.00%, 02/01/43	374	400,608
3.00%, 03/01/43	15,789	16,899,673
3.00%, 04/01/43	16,728	17,899,344
3.00%, 05/01/43	6,902	7,407,076
3.00%, 06/01/43	3,691	3,941,588
3.00%, 07/01/43	2,466	2,648,794
3.00%, 08/01/43	4,594	4,907,768
3.00%, 09/01/43	10,499	11,213,365
3.00%, 01/01/44	15,137	16,167,160
3.00%, 10/01/44	47,614	50,853,711
3.00%, 12/01/44	12	12,248
3.00%, 01/01/45	4,869	5,199,838
3.00%, 02/01/45	403	428,591
3.00%, 03/01/45	20,600	22,001,962
3.00%, 04/01/45	172	183,859
3.00%, 05/01/45	15,247	16,284,350
3.00%, 06/01/45	94	99,144
3.00%, 08/01/45	244	259,112
3.00%, 09/01/45	1,623	1,719,613
3.00%, 11/01/45	3,617	3,831,044
3.00%, 12/01/45	433	458,795
3.00%, 01/01/46	1,006	1,067,036
3.00%, 04/01/46	6,500	6,885,737
3.00%, 06/01/46	122	128,667
3.00%, 07/01/46	150,933	159,887,929
3.00%, 08/01/46	24,856	26,369,618
3.00%, 10/01/46	6,846	7,285,837
3.00%, 11/01/46	64,851	68,684,546
3.00%, 12/01/46	204,278	216,349,495
3.00%, 01/01/47	70,656	75,045,012
3.00%, 02/01/47	121,013	128,095,174
3.00%, 03/01/47	69,086	73,130,019

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/47	$2,335	$2,459,783
3.00%, 07/01/47	31,034	32,852,338
3.00%, 08/01/47	9,561	10,120,189
3.00%, 12/01/47	53,671	56,703,283
3.00%, 03/01/48	8,573	9,030,553
3.00%, 04/01/48	236	251,935
3.00%, 09/01/48	767	811,611
3.00%, 11/01/48	55,280	58,228,434
3.00%, 09/01/49	17,641	18,754,050
3.00%, 10/01/49	27,846	29,172,846
3.00%, 11/01/49	11,639	12,231,669
3.00%, 12/01/49	138,712	145,130,833
3.00%, 02/01/50	77,346	81,322,479
3.00%, 03/01/50	38,359	40,413,256
3.00%, 04/01/50	64,390	67,556,823
3.00%, 05/01/50	16,009	16,956,999
3.00%, 07/01/50	140,810	148,176,741
3.00%, 08/01/50	230,886	242,590,758
3.00%, 09/01/50	40,363	42,365,285
3.00%, 03/11/51(h)	253,609	265,417,975
3.00%, 04/14/51(h)	44,400	46,479,516
3.50%, 10/01/25	487	521,215
3.50%, 01/01/27	470	502,597
3.50%, 11/01/28	233	251,668
3.50%, 01/01/29	464	501,767
3.50%, 11/01/29	213	230,689
3.50%, 12/01/29	1,707	1,845,344
3.50%, 07/01/30	11,053	11,943,584
3.50%, 10/01/30	3,070	3,322,527
3.50%, 11/01/30	712	771,343
3.50%, 03/01/31	4,262	4,584,117
3.50%, 06/01/31	13,131	14,261,593
3.50%, 01/01/32	14,626	15,945,938
3.50%, 02/01/32	1,924	2,061,734
3.50%, 05/01/32	7,104	7,761,275
3.50%, 06/01/32	5,934	6,513,247
3.50%, 07/01/32	2,478	2,680,587
3.50%, 08/01/32	1,970	2,155,640
3.50%, 09/01/32	4,769	5,168,862
3.50%, 10/01/32	1,945	2,128,403
3.50%, 11/01/32	2,039	2,229,820
3.50%, 12/01/32	228	249,363
3.50%, 02/01/33	1,291	1,411,279
3.50%, 03/01/33	8,144	8,911,382
3.50%, 04/01/33	11,510	12,594,225
3.50%, 05/01/33	7,570	8,284,184
3.50%, 06/01/33	11,299	12,066,585
3.50%, 02/01/34	510	544,331
3.50%, 03/01/34	630	685,320
3.50%, 04/01/34	3,151	3,406,235
3.50%, 05/01/34	3,581	3,911,270
3.50%, 07/01/34	18,879	20,131,960
3.50%, 08/01/34	14,649	15,639,962
3.50%, 01/01/35	7,692	8,320,578
3.50%, 03/16/36(h)	36,640	39,069,364
3.50%, 08/01/38	2,352	2,507,046
3.50%, 09/01/38	3,096	3,300,388
3.50%, 11/01/40	349	383,542
3.50%, 02/01/41	522	564,387
3.50%, 02/01/42	14,436	15,677,269

88	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/42	$110	$119,021
3.50%, 04/01/42	54	59,177
3.50%, 05/01/42	5,022	5,439,952
3.50%, 08/01/42	847	918,943
3.50%, 11/01/42	4,539	4,908,831
3.50%, 12/01/42	6,382	6,885,953
3.50%, 01/01/43	111	120,251
3.50%, 02/01/43	776	863,801
3.50%, 04/01/43	149	163,295
3.50%, 05/01/43	208	226,560
3.50%, 06/01/43	5,353	5,821,307
3.50%, 08/01/43	191	207,672
3.50%, 10/01/43	6,814	7,365,729
3.50%, 09/01/44	375	407,813
3.50%, 10/01/44	10,038	10,915,557
3.50%, 01/01/45	210	227,607
3.50%, 02/01/45	9,383	10,201,041
3.50%, 03/01/45	35,520	38,632,342
3.50%, 05/01/45	42,238	45,744,675
3.50%, 06/01/45	267	287,895
3.50%, 07/01/45	16,675	18,053,575
3.50%, 08/01/45	6,661	7,213,762
3.50%, 10/01/45	3,689	3,988,476
3.50%, 11/01/45	580	623,503
3.50%, 12/01/45	72,424	78,033,849
3.50%, 01/01/46	26,046	28,454,809
3.50%, 02/01/46	33,980	36,532,585
3.50%, 03/01/46	41,286	44,409,434
3.50%, 04/01/46	5,412	5,843,712
3.50%, 05/01/46	32,161	34,790,742
3.50%, 06/01/46	8,199	8,815,548
3.50%, 07/01/46	51,541	55,650,354
3.50%, 08/01/46	16,936	18,188,633
3.50%, 09/01/46	12,833	13,915,531
3.50%, 10/01/46	17,491	18,835,120
3.50%, 11/01/46	23,549	25,329,974
3.50%, 12/01/46	105,517	114,363,839
3.50%, 01/01/47	56,541	61,377,551
3.50%, 02/01/47	26,492	28,469,543
3.50%, 03/01/47	571	606,725
3.50%, 04/01/47	24,912	26,875,436
3.50%, 05/01/47	24,972	27,124,228
3.50%, 06/01/47	21,706	23,312,904
3.50%, 07/01/47	136,181	145,327,691
3.50%, 08/01/47	32,109	34,338,661
3.50%, 09/01/47	19,858	21,116,241
3.50%, 10/01/47	24,673	26,658,012
3.50%, 11/01/47	34,398	37,148,641
3.50%, 12/01/47	33,303	35,392,723
3.50%, 01/01/48	35,097	37,661,361
3.50%, 02/01/48	161,503	172,461,866
3.50%, 03/01/48	5,586	5,936,831
3.50%, 04/01/48	24,901	26,704,116
3.50%, 05/01/48	3,630	4,013,731
3.50%, 06/01/48	7,986	8,467,260
3.50%, 07/01/48	5,467	5,863,471
3.50%, 11/01/48	5,665	6,015,849
3.50%, 02/01/49	401	424,957
3.50%, 03/01/49	1,353	1,462,137
3.50%, 04/01/49	4,395	4,774,368

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/49	$3,027	$3,279,923
3.50%, 06/01/49	33,756	36,755,165
3.50%, 07/01/49	44,793	47,689,501
3.50%, 09/01/49	791	854,201
3.50%, 11/01/49	6,102	6,473,343
3.50%, 02/01/50	29,573	31,373,770
3.50%, 03/01/50	11,005	11,674,551
3.50%, 04/01/50	92,938	99,856,154
3.50%, 05/01/50	17,491	18,704,108
3.50%, 03/11/51(h)	58,311	61,827,201
3.50%, 04/14/51(h)	11,650	12,359,786
3.53%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	362	376,844
4.00%, 10/01/25	2,295	2,448,998
4.00%, 11/01/25	166	176,511
4.00%, 03/01/26	643	686,039
4.00%, 06/01/26	901	961,030
4.00%, 09/01/26	352	375,904
4.00%, 12/01/30	1,949	2,123,610
4.00%, 01/01/31	704	767,111
4.00%, 02/01/31	546	594,891
4.00%, 10/01/31	2,271	2,474,572
4.00%, 02/01/32	2,801	3,052,279
4.00%, 07/01/32	11,827	12,615,789
4.00%, 05/01/33	12,401	13,208,039
4.00%, 06/01/33	2,061	2,194,792
4.00%, 07/01/33	3,827	4,075,871
4.00%, 12/01/33	28,100	29,980,279
4.00%, 03/16/36(h)	10,265	10,926,443
4.00%, 06/01/38	6,889	7,429,462
4.00%, 12/01/40	39	42,683
4.00%, 03/01/42	4,676	5,180,036
4.00%, 06/01/42	2,852	3,153,311
4.00%, 07/01/42	98	109,774
4.00%, 09/01/43	160	179,692
4.00%, 10/01/43	149	164,083
4.00%, 04/01/44	69	76,821
4.00%, 05/01/44	4,471	4,991,398
4.00%, 06/01/44	7,737	8,553,862
4.00%, 10/01/44	3,065	3,383,198
4.00%, 12/01/44	16,663	18,410,444
4.00%, 01/01/45	22,844	25,261,936
4.00%, 02/01/45	57,960	64,415,475
4.00%, 03/01/45	11,627	12,834,358
4.00%, 05/01/45	19,137	21,369,745
4.00%, 06/01/45	10,264	11,333,704
4.00%, 07/01/45	954	1,055,537
4.00%, 08/01/45	839	928,025
4.00%, 09/01/45	1,368	1,490,371
4.00%, 11/01/45	359	393,157
4.00%, 12/01/45	1,538	1,700,178
4.00%, 01/01/46	1,691	1,850,878
4.00%, 02/01/46	2,526	2,758,285
4.00%, 03/01/46	3,867	4,220,837
4.00%, 04/01/46	6,799	7,447,937
4.00%, 05/01/46	14,960	16,518,361
4.00%, 06/01/46	32,055	35,778,829
4.00%, 07/01/46	41,553	45,646,276
4.00%, 08/01/46	9,053	9,874,768
4.00%, 09/01/46	274	299,194
4.00%, 10/01/46	8,063	8,882,537

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/01/46	$2,431	$2,731,177
4.00%, 01/01/47	40	43,273
4.00%, 02/01/47	6,432	7,037,625
4.00%, 03/01/47	4,319	4,776,889
4.00%, 04/01/47	14,218	15,483,332
4.00%, 05/01/47	8,946	9,854,675
4.00%, 06/01/47	23,751	26,096,217
4.00%, 07/01/47	44,836	48,712,932
4.00%, 08/01/47	35,154	38,283,111
4.00%, 09/01/47	40,323	43,802,316
4.00%, 10/01/47	24,478	27,208,645
4.00%, 11/01/47	18,234	19,698,992
4.00%, 12/01/47	25,741	27,817,433
4.00%, 01/01/48	4,116	4,454,014
4.00%, 02/01/48	52,712	56,946,323
4.00%, 04/01/48	66,126	71,322,597
4.00%, 05/01/48	101	110,485
4.00%, 07/01/48	8,192	8,834,430
4.00%, 09/01/48	8,223	8,868,241
4.00%, 10/01/48	21,166	22,875,076
4.00%, 11/01/48	15,877	17,046,621
4.00%, 01/01/49	7,164	7,768,781
4.00%, 02/01/49	8,461	9,129,458
4.00%, 03/01/49	20,365	22,009,113
4.00%, 04/01/49	22,920	25,229,365
4.00%, 05/01/49	17,594	19,364,105
4.00%, 06/01/49	45,716	50,040,133
4.00%, 07/01/49	28,028	30,885,891
4.00%, 08/01/49	42,724	46,181,635
4.00%, 10/01/49	2,661	2,949,888
4.00%, 11/01/49	20,290	21,902,410
4.00%, 12/01/49	10,799	11,602,705
4.00%, 02/01/50	2,037	2,189,115
4.00%, 05/01/50	18,478	20,081,058
4.00%, 06/01/50	22,602	24,561,974
4.00%, 03/11/51(h)	460,226	494,491,266
4.00%, 04/14/51(h)	92,050	98,980,316
4.50%, 10/01/24	398	415,273
4.50%, 02/01/25	167	175,530
4.50%, 04/01/25	190	200,233
4.50%, 06/01/25	1,013	1,065,589
4.50%, 08/01/31	2,001	2,198,349
4.50%, 08/01/34	1,103	1,187,723
4.50%, 03/16/36(h)	4,200	4,405,173
4.50%, 09/01/40	5,138	5,763,245
4.50%, 12/01/40	2,837	3,182,411
4.50%, 01/01/41	6,143	6,890,728
4.50%, 05/01/41	3,923	4,399,995
4.50%, 06/01/41	21,453	24,102,141
4.50%, 08/01/41	7,850	8,801,248
4.50%, 09/01/41	2,464	2,762,456
4.50%, 01/01/42	2,634	2,953,788
4.50%, 09/01/42	2,413	2,709,112
4.50%, 08/01/43	3,620	4,049,226
4.50%, 12/01/43	109	125,803
4.50%, 03/01/44	24	27,116
4.50%, 04/01/44	7,220	8,057,335
4.50%, 06/01/44	1,428	1,600,994
4.50%, 12/01/44	577	643,766
4.50%, 02/01/45	2,923	3,282,689

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/45	$3,717	$4,174,323
4.50%, 10/01/45	669	754,344
4.50%, 11/01/45	202	225,902
4.50%, 12/01/45	1,394	1,557,616
4.50%, 01/01/46	201	224,697
4.50%, 02/01/46	14,627	16,407,493
4.50%, 03/01/46	2,516	2,821,191
4.50%, 04/01/46	433	486,631
4.50%, 05/01/46	368	407,182
4.50%, 06/01/46	9	9,665
4.50%, 07/01/46	166	184,463
4.50%, 08/01/46	4,337	4,833,173
4.50%, 09/01/46	1,360	1,545,290
4.50%, 10/01/46	1,969	2,201,121
4.50%, 01/01/47	1,002	1,112,823
4.50%, 02/01/47	297	326,763
4.50%, 03/01/47	3,670	4,057,473
4.50%, 04/01/47	11,379	12,590,781
4.50%, 06/01/47	6,886	7,575,313
4.50%, 07/01/47	62	67,477
4.50%, 08/01/47	428	480,699
4.50%, 10/01/47	13,071	14,569,972
4.50%, 01/01/48	29,433	32,222,929
4.50%, 02/01/48	2,178	2,421,205
4.50%, 03/01/48	12,759	14,001,467
4.50%, 04/01/48	6,358	6,974,662
4.50%, 05/01/48	14,313	15,622,867
4.50%, 06/01/48	7,265	8,103,365
4.50%, 07/01/48	6,091	6,657,127
4.50%, 08/01/48	20,477	22,652,145
4.50%, 09/01/48	636	701,788
4.50%, 10/01/48	33,219	36,325,201
4.50%, 11/01/48	13,129	14,320,597
4.50%, 12/01/48	46,928	51,480,845
4.50%, 01/01/49	14,731	16,023,441
4.50%, 02/01/49	23,154	25,218,228
4.50%, 03/01/49	1,429	1,609,224
4.50%, 04/01/49	29,339	32,456,990
4.50%, 05/01/49	31,232	34,032,364
4.50%, 07/01/49	1,736	1,937,318
4.50%, 08/01/49	11,371	12,421,642
4.50%, 03/11/51(h)	157,739	171,588,678
5.00%, 07/01/23	229	237,316
5.00%, 12/01/23	132	134,529
5.00%, 09/01/33	156	178,090
5.00%, 11/01/33	4,393	5,007,866
5.00%, 06/01/35	222	254,384
5.00%, 10/01/35	59	67,814
5.00%, 03/16/36(h)	975	1,021,715
5.00%, 12/01/36	65	74,230
5.00%, 05/01/39	49	55,689
5.00%, 06/01/39	919	1,047,150
5.00%, 12/01/39	143	162,899
5.00%, 01/01/40	4	4,199
5.00%, 03/01/40	2,367	2,687,392
5.00%, 04/01/40	397	450,810
5.00%, 05/01/40	27	30,737
5.00%, 06/01/40	249	283,332
5.00%, 07/01/40	2,157	2,449,411
5.00%, 08/01/40	1,968	2,265,105

90	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/40	$14	$15,367
5.00%, 10/01/40	49	55,994
5.00%, 04/01/41	940	1,073,620
5.00%, 05/01/41	4,380	4,973,128
5.00%, 06/01/41	1,105	1,254,953
5.00%, 08/01/41	2,030	2,307,059
5.00%, 10/01/41	5,114	5,807,976
5.00%, 01/01/42	22,350	25,376,746
5.00%, 05/01/42	10,243	11,629,778
5.00%, 09/01/47	939	1,039,748
5.00%, 02/01/48	6,604	7,333,959
5.00%, 03/01/48	2,903	3,228,001
5.00%, 04/01/48	6,262	6,932,125
5.00%, 05/01/48	3,942	4,378,715
5.00%, 07/01/48	7,366	8,245,860
5.00%, 08/01/48	9,693	10,904,950
5.00%, 09/01/48	4,674	5,174,017
5.00%, 01/01/49	399	443,111
5.00%, 04/01/49	19,021	21,296,651
5.00%, 05/01/49	92	101,997
5.00%, 06/01/49	658	731,810
5.00%, 09/01/49	266	303,004
5.00%, 10/01/49	797	893,058
5.00%, 03/11/51(h)	88,792	98,344,215
5.50%, 05/01/33	1,695	1,940,656
5.50%, 11/01/33	3,427	3,928,943
5.50%, 09/01/34	4,919	5,651,980
5.50%, 09/01/36	378	432,015
5.50%, 03/01/38	317	364,645
5.50%, 06/01/38	8,338	9,614,569
5.50%, 11/01/38	695	802,052
5.50%, 07/01/40	1,933	2,225,153
5.50%, 09/01/41	51,952	59,902,919
5.50%, 01/01/47	4,219	4,853,014
5.50%, 12/01/48	709	803,782
5.50%, 03/11/51(h)	43,860	48,869,635
6.00%, 03/01/34	2,721	3,147,649
6.00%, 05/01/34	265	307,801
6.00%, 08/01/34	450	522,847
6.00%, 11/01/34	145	168,225
6.00%, 09/01/36	767	888,184
6.00%, 08/01/37	1,845	2,140,708
6.00%, 03/01/38	483	562,635
6.00%, 05/01/38	257	299,684
6.00%, 09/01/38	197	228,816
6.00%, 06/01/39	3,955	4,603,590
6.00%, 10/01/39	260	303,569
6.00%, 07/01/41	2,266	2,638,589
6.00%, 02/01/49	10,724	12,491,130
6.00%, 03/11/51(h)	12,220	13,736,044
6.50%, 08/01/36	30	35,773
6.50%, 09/01/36	296	350,035
6.50%, 10/01/36	42	49,576
6.50%, 12/01/36	37	43,950
6.50%, 07/01/37	74	87,415
6.50%, 08/01/37	2,994	3,525,352
6.50%, 10/01/37	126	149,093
6.50%, 11/01/37	31	36,280
6.50%, 12/01/37	875	1,029,285
6.50%, 06/01/38	42	47,386

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.50%, 10/01/39	$852	$1,012,813
6.50%, 05/01/40	27	32,110
7.00%, 04/01/37	1,125	1,360,665

		25,728,912,695

U.S. Government Agency Obligations — 0.9%
Federal Farm Credit Banks Funding Corp., 2.85%, 09/20/21	830	842,558
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,988,310
1.50%, 08/15/24	1,000	1,038,630
1.88%, 06/11/21	1,000	1,004,960
1.88%, 11/29/21	1,600	1,620,960
2.00%, 09/09/22	2,000	2,056,360
2.13%, 03/10/23	290	301,290
2.13%, 12/14/29	9,070	9,572,659
2.50%, 12/08/23	1,000	1,058,590
2.50%, 12/10/27	5,000	5,439,850
2.63%, 12/10/21	700	713,762
2.75%, 12/13/24	250	271,303
2.88%, 09/13/24	1,000	1,086,260
3.00%, 09/10/21	30,000	30,447,300
3.00%, 12/09/22	30,510	32,045,568
3.13%, 06/13/25	27,980	30,858,582
3.25%, 11/16/28	1,470	1,683,694
3.63%, 06/11/21	7,515	7,585,942
5.50%, 07/15/36	15,700	23,310,261
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	3,080	3,079,784
2.38%, 01/13/22	76,003	77,501,779
2.75%, 06/19/23	6,935	7,343,263
6.25%, 07/15/32	73,423	109,034,623
6.75%, 09/15/29	40	57,617
6.75%, 03/15/31	25,820	38,412,930
Federal National Mortgage Association
0.25%, 07/10/23	146,600	146,638,116
0.50%, 06/17/25	25,000	24,878,000
0.63%, 04/22/25	5,000	5,008,500
0.88%, 08/05/30	17,530	16,568,304
1.25%, 05/06/21	50	50,100
1.38%, 10/07/21	2,500	2,519,275
1.75%, 07/02/24	11,550	12,087,537
1.88%, 04/05/22	13,780	14,041,269
1.88%, 09/24/26	1,225	1,290,795
2.00%, 01/05/22	40,345	40,997,379
2.00%, 10/05/22	6,400	6,589,760
2.38%, 01/19/23	1,065	1,109,826
2.50%, 02/05/24	200	212,784
2.63%, 01/11/22	17,730	18,113,855
2.63%, 09/06/24	39,730	42,846,818
2.75%, 06/22/21	12,605	12,709,748
2.88%, 09/12/23	5,000	5,331,050
7.25%, 05/15/30	6,826	10,199,955
Tennessee Valley Authority
3.50%, 12/15/42	525	608,664
4.63%, 09/15/60	1,000	1,427,800
4.88%, 01/15/48	8,035	11,427,538
5.25%, 09/15/39	3,287	4,692,357
5.88%, 04/01/36	3,095	4,580,724
7.13%, 05/01/30	3,556	5,287,488

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Series B, 4.70%, 07/15/33	$1,500	$1,962,600

		784,537,077

U.S. Government Obligations — 37.4%
U.S. Treasury Note/Bond
0.13%, 05/31/22	57,100	57,120,074
0.13%, 06/30/22	117,800	117,832,211
0.13%, 07/31/22	1,100	1,100,258
0.13%, 08/31/22	20,400	20,403,188
0.13%, 09/30/22	27,800	27,804,344
0.13%, 10/31/22	58,300	58,302,277
0.13%, 11/30/22	168,300	168,300,000
0.13%, 12/31/22	80,900	80,893,680
0.13%, 05/15/23	34,000	33,968,125
0.13%, 10/15/23	9,600	9,576,750
0.13%, 12/15/23	109,700	109,331,477
0.13%, 01/15/24	21,000	20,917,969
0.25%, 04/15/23	11,000	11,020,625
0.25%, 06/15/23	17,000	17,027,891
0.25%, 11/15/23	76,000	76,035,625
0.25%, 05/31/25	34,000	33,545,781
0.25%, 06/30/25	134,100	132,172,313
0.25%, 07/31/25	184,800	181,955,813
0.25%, 08/31/25	224,900	221,192,665
0.25%, 09/30/25	116,300	114,246,578
0.25%, 10/31/25	164,300	161,257,884
0.38%, 03/31/22	32,500	32,593,945
0.38%, 11/30/25	497,800	490,916,362
0.38%, 12/31/25	251,900	248,141,181
0.38%, 01/31/26(b)	271,700	267,369,781
0.38%, 07/31/27	162,800	156,351,595
0.38%, 09/30/27	155,000	148,364,062
0.50%, 03/15/23	23,200	23,366,750
0.50%, 04/30/27	103,800	100,904,954
0.50%, 05/31/27	178,600	173,353,625
0.50%, 06/30/27	190,000	184,181,250
0.50%, 08/31/27	199,700	192,991,328
0.50%, 10/31/27	178,600	172,153,656
0.63%, 03/31/27	55,600	54,531,438
0.63%, 11/30/27	375,600	364,566,750
0.63%, 12/31/27	173,400	168,143,812
0.63%, 05/15/30	334,100	313,270,953
0.63%, 08/15/30	440,500	411,661,016
0.75%, 01/31/28(b)	172,100	168,120,187
0.88%, 11/15/30(b)	450,500	430,016,328
1.13%, 02/28/22	16,000	16,163,125
1.13%, 02/28/25	30,000	30,731,250
1.13%, 02/28/27	14,000	14,160,781
1.13%, 05/15/40	146,950	126,422,922
1.13%, 08/15/40	283,800	243,136,781
1.25%, 07/31/23	65,600	67,281,000
1.25%, 08/31/24	141,550	145,741,208
1.25%, 05/15/50	118,000	95,303,438
1.38%, 10/15/22	305,100	311,261,589
1.38%, 02/15/23	10,000	10,241,406
1.38%, 06/30/23	84,500	86,830,352
1.38%, 08/31/23	92,000	94,702,500
1.38%, 09/30/23	77,800	80,140,079
1.38%, 08/31/26	12,500	12,868,164
1.38%, 11/15/40	204,800	183,488,000
1.38%, 08/15/50	303,600	253,506,000

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 08/15/22	$83,850	$85,543,377
1.50%, 09/15/22	65,100	66,478,289
1.50%, 01/15/23	51,200	52,502,000
1.50%, 02/28/23	83,653	85,914,245
1.50%, 03/31/23	94,500	97,150,430
1.50%, 09/30/24	135,000	140,231,250
1.50%, 10/31/24	136,300	141,581,625
1.50%, 11/30/24	227,950	236,818,680
1.50%, 08/15/26	433,000	448,763,906
1.50%, 01/31/27	100,000	103,398,438
1.50%, 02/15/30(b)	25,485	25,899,131
1.63%, 12/31/21	4,000	4,051,250
1.63%, 08/15/22	101,691	103,915,491
1.63%, 08/31/22	118,500	121,156,993
1.63%, 11/15/22	133,681	137,096,132
1.63%, 12/15/22	45,100	46,308,539
1.63%, 04/30/23	14,500	14,956,524
1.63%, 05/31/23	92,150	95,137,676
1.63%, 02/15/26	207,890	217,212,567
1.63%, 05/15/26	230,000	240,152,345
1.63%, 09/30/26	24,500	25,545,078
1.63%, 10/31/26	234,000	243,835,312
1.63%, 11/30/26	31,200	32,504,063
1.63%, 08/15/29(b)	94,000	96,775,938
1.63%, 11/15/50(b)	204,500	182,068,906
1.75%, 02/28/22	83,525	84,898,595
1.75%, 03/31/22	7,200	7,327,969
1.75%, 04/30/22	87,275	88,942,089
1.75%, 05/15/22	162,435	165,626,594
1.75%, 05/31/22	274,300	279,925,292
1.75%, 06/15/22	74,300	75,881,777
1.75%, 06/30/22	134,700	137,636,040
1.75%, 07/15/22	174,150	178,047,966
1.75%, 09/30/22	247,700	254,027,962
1.75%, 01/31/23	98,040	101,065,454
1.75%, 05/15/23	165,904	171,645,835
1.75%, 06/30/24	174,000	182,033,907
1.75%, 07/31/24	156,850	164,177,836
1.75%, 12/31/24	246,900	258,897,797
1.75%, 12/31/26	25,200	26,434,406
1.75%, 11/15/29(b)	4,500	4,676,484
1.88%, 03/31/22	200,400	204,235,782
1.88%, 04/30/22	295,175	301,239,925
1.88%, 05/31/22	151,000	154,332,617
1.88%, 07/31/22	229,000	234,680,274
1.88%, 08/31/22	174,500	179,053,359
1.88%, 09/30/22	258,400	265,526,189
1.88%, 10/31/22	228,200	234,832,062
1.88%, 08/31/24	90,000	94,633,594
1.88%, 06/30/26	5,000	5,284,766
1.88%, 07/31/26	9,500	10,039,570
1.88%, 02/15/51	405,000	383,737,500
2.00%, 07/31/22	137,000	140,639,063
2.00%, 10/31/22	169,400	174,673,898
2.00%, 11/30/22	175,700	181,430,840
2.00%, 02/15/23	159,620	165,418,696
2.00%, 04/30/24	290,500	305,887,422
2.00%, 05/31/24	228,750	241,045,312
2.00%, 06/30/24	116,200	122,545,610
2.00%, 02/15/25	207,418	219,684,831

92	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 08/15/25	$371,715	$394,656,785
2.00%, 11/15/26	141,000	149,867,579
2.00%, 02/15/50	162,800	158,730,000
2.13%, 05/15/22	127,700	130,807,700
2.13%, 06/30/22	149,300	153,289,109
2.13%, 12/31/22	166,000	172,043,437
2.13%, 11/30/23	83,200	87,516,000
2.13%, 02/29/24	89,950	94,890,223
2.13%, 03/31/24	214,000	225,953,907
2.13%, 07/31/24	261,009	276,526,802
2.13%, 09/30/24	100,000	106,117,188
2.13%, 11/30/24	90,000	95,610,938
2.13%, 05/15/25	265,800	283,326,187
2.13%, 05/31/26	28,500	30,490,547
2.25%, 04/15/22	253,600	259,682,439
2.25%, 12/31/23	206,930	218,618,313
2.25%, 01/31/24	188,700	199,579,734
2.25%, 04/30/24	145,700	154,555,828
2.25%, 11/15/24	234,966	250,642,638
2.25%, 12/31/24	92,700	99,000,703
2.25%, 11/15/25	119,079	127,907,592
2.25%, 03/31/26	9,000	9,682,734
2.25%, 02/15/27	37,706	40,625,162
2.25%, 08/15/27	176,750	190,489,552
2.25%, 11/15/27	282,450	304,295,742
2.25%, 08/15/46	131,460	135,013,528
2.25%, 08/15/49	106,500	109,645,078
2.38%, 03/15/22	209,250	214,186,992
2.38%, 01/31/23	69,000	71,956,758
2.38%, 02/29/24	159,500	169,456,290
2.38%, 08/15/24	259,717	277,572,544
2.38%, 04/30/26	17,500	18,942,383
2.38%, 05/15/27	5,600	6,079,063
2.38%, 05/15/29	104,000	113,246,250
2.38%, 11/15/49	259,400	274,234,437
2.50%, 01/15/22	123,050	125,635,973
2.50%, 02/15/22	215,550	220,517,755
2.50%, 03/31/23	72,000	75,532,500
2.50%, 08/15/23	147,811	156,160,013
2.50%, 01/31/24	44,500	47,389,024
2.50%, 05/15/24	461,150	493,466,530
2.50%, 02/28/26	26,900	29,264,258
2.50%, 02/15/45	57,824	62,278,255
2.50%, 02/15/46	197,800	213,222,219
2.50%, 05/15/46	108,517	116,893,156
2.63%, 02/28/23	70,000	73,458,984
2.63%, 06/30/23	70,000	74,008,594
2.63%, 03/31/25	5,000	5,424,219
2.63%, 12/31/25	46,500	50,801,250
2.63%, 01/31/26	42,300	46,249,102
2.63%, 02/15/29	161,591	178,962,032
2.75%, 04/30/23	65,918	69,589,733
2.75%, 05/31/23	63,562	67,236,678
2.75%, 07/31/23	74,500	79,092,227
2.75%, 08/31/23	187,765	199,676,342
2.75%, 11/15/23	91,760	97,989,644
2.75%, 02/15/24	74,665	80,119,045
2.75%, 02/28/25	90,500	98,567,227
2.75%, 06/30/25	221,900	242,547,103
2.75%, 08/31/25	183,108	200,460,345

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.75%, 02/15/28	$293,702	$326,376,347
2.75%, 08/15/42	106,523	120,104,683
2.75%, 11/15/42	118,580	133,532,197
2.75%, 08/15/47	261,000	295,337,812
2.75%, 11/15/47	61,500	69,619,922
2.88%, 09/30/23	90,000	96,180,469
2.88%, 10/31/23	81,600	87,350,250
2.88%, 11/30/23	180,200	193,236,344
2.88%, 04/30/25	41,000	44,952,656
2.88%, 05/31/25	146,800	161,113,000
2.88%, 07/31/25	183,900	202,218,165
2.88%, 11/30/25	60,400	66,647,625
2.88%, 05/15/28	252,994	283,709,053
2.88%, 08/15/28	113,550	127,513,102
2.88%, 05/15/43	90,184	103,725,691
2.88%, 08/15/45	216,125	248,915,215
2.88%, 11/15/46	46,000	53,086,875
2.88%, 05/15/49	42,000	48,949,688
3.00%, 09/30/25	173,100	191,627,109
3.00%, 10/31/25	127,600	141,406,719
3.00%, 05/15/42	56,050	65,666,078
3.00%, 11/15/44	99,727	117,038,984
3.00%, 05/15/45	121,400	142,758,813
3.00%, 11/15/45(b)	115,100	135,512,266
3.00%, 02/15/47	55,000	65,037,500
3.00%, 05/15/47	219,118	259,278,221
3.00%, 02/15/48	98,550	116,904,938
3.00%, 08/15/48	91,800	109,112,906
3.00%, 02/15/49	19,300	22,991,125
3.13%, 11/15/28	187,515	214,294,486
3.13%, 11/15/41	53,900	64,385,234
3.13%, 02/15/42	65,600	78,422,750
3.13%, 02/15/43	58,700	70,146,500
3.13%, 08/15/44	60,519	72,424,222
3.13%, 05/15/48	44,150	53,593,961
3.38%, 05/15/44	84,200	104,710,594
3.38%, 11/15/48	45,550	57,905,438
3.50%, 02/15/39	4,000	5,009,375
3.63%, 08/15/43	89,600	115,444,000
3.63%, 02/15/44	83,950	108,334,852
3.75%, 08/15/41	72,000	93,768,750
3.75%, 11/15/43	36,600	48,037,500
3.88%, 08/15/40	80,516	106,205,636
4.25%, 05/15/39	26,040	35,711,419
4.25%, 11/15/40	28,889	39,930,015
4.38%, 02/15/38	7,000	9,658,906
4.38%, 11/15/39	50,933	70,995,827
4.38%, 05/15/40	40,403	56,564,200
4.38%, 05/15/41	35,949	50,626,303
4.50%, 02/15/36	33,785	46,454,375
4.50%, 08/15/39	50,207	70,886,008
4.63%, 02/15/40	45,950	66,103,383
4.75%, 02/15/37	13,077	18,599,989
4.75%, 02/15/41	91,158	134,030,747
5.00%, 05/15/37	16,108	23,537,815
5.25%, 11/15/28	102,377	133,186,078
5.25%, 02/15/29	186,690	244,097,175
5.38%, 02/15/31	93,671	128,753,717
5.50%, 08/15/28	97,000	127,236,719
6.00%, 02/15/26	24,468	30,755,129

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.13%, 11/15/27	$3,165	$4,210,439
6.13%, 08/15/29	16,600	23,146,625
6.25%, 05/15/30	6,853	9,815,852
6.38%, 08/15/27(b)	36,580	48,942,897
6.50%, 11/15/26	26,950	35,382,402
6.63%, 02/15/27	31,800	42,390,891
6.75%, 08/15/26	38,500	50,675,625
6.88%, 08/15/25	6,265	7,972,213
7.13%, 02/15/23	41,900	47,589,234
7.25%, 08/15/22	125,500	138,099,024
7.50%, 11/15/24	51,650	65,119,352
7.63%, 11/15/22	12,000	13,527,656
7.63%, 02/15/25	23,817	30,482,039

		32,109,000,069

Total U.S. Government Agency Obligations — 68.2% (Cost: $57,291,873,952)		58,622,449,841

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(i)(j)(k)	6,974,734	6,978,918,926
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(i)(j)(l)	1,392,338	1,392,338,481

		8,371,257,407

Total Short-Term Investments — 9.7% (Cost: $8,369,685,413)		8,371,257,407

Total Investments Before TBA Sales Commitments — 110.8% (Cost: $92,556,159,366)		95,279,068,904

TBA Sales Commitments(h)

Mortgage-Backed Securities — (2.2)%
Government National Mortgage Association, 2.50%, 03/18/51	$(21,000)	(21,803,906)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 03/11/51	(67,250)	$(66,070,498)
2.00%, 03/16/36	(107,164)	(110,882,159)
2.00%, 03/11/51	(1,230,120)	(1,242,565,368)
2.50%, 03/11/51	(213,070)	(220,893,664)
3.00%, 03/11/51	(76,119)	(79,663,291)
3.50%, 03/11/51	(11,650)	(12,352,504)
4.00%, 03/11/51	(92,050)	(98,903,411)

		(1,853,134,801)

Total TBA Sales Commitments — (2.2)% (Proceeds: $(1,860,759,620))		(1,853,134,801)

Total Investments, Net of TBA Sales Commitments — 108.6% (Cost: $90,695,399,746)		93,425,934,103

Other Assets, Less Liabilities — (8.6)%		(7,467,646,139)

Net Assets — 100.0%		$85,958,287,964

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,502,937,588	$2,480,423,028	(a)	$—	$(3,995,922)	$(445,768)	$6,978,918,926	6,974,734	$25,734,971		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	528,203,377	864,135,104	(a)	—	—	—	1,392,338,481	1,392,338	1,432,128	(b)	—

					$(3,995,922)	$(445,768)	$8,371,257,407		$27,167,099		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

94	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Core U.S. Aggregate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$29,585,509	$—	$29,585,509
Collaterized Mortgage Obligations	—	1,112,898,741	—	1,112,898,741
Corporate Bonds & Notes	—	24,296,204,953	—	24,296,204,953
Foreign Government Obligations	—	2,256,621,652	—	2,256,621,652
Municipal Debt Obligations	—	590,050,801	—	590,050,801
U.S. Government & Agency Obligations	—	58,622,449,841	—	58,622,449,841
Money Market Funds	8,371,257,407	—	—	8,371,257,407

	8,371,257,407	86,907,811,497	—	95,279,068,904

Liabilities
TBA Sales Commitments	—	(1,853,134,801)	—	(1,853,134,801)

	$8,371,257,407	$85,054,676,696	$—	$93,425,934,103

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	95

Statement of Assets and Liabilities

February 28, 2021

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$86,907,811,497
Affiliated(c)	8,371,257,407
Cash pledged:
Collateral — TBA commitments	106,967,000
Receivables:
Investments sold	117,396,409
Securities lending income — Affiliated	94,274
TBA sales commitments	1,860,759,620
Capital shares sold	43,545,325
Dividends	873,861
Interest	428,434,800

Total assets	97,837,140,193

LIABILITIES
Bank overdraft	4,355,774
Collateral on securities loaned, at value	1,392,238,481
TBA sales commitments, at value(d)	1,853,134,801
Payables:
Investments purchased	8,626,380,350
Capital shares redeemed	581,378
Investment advisory fees	2,161,445

Total liabilities	11,878,852,229

NET ASSETS	$85,958,287,964

NET ASSETS CONSIST OF:
Paid-in capital	$83,134,494,834
Accumulated earnings	2,823,793,130

NET ASSETS	$85,958,287,964

Shares outstanding	744,900,000

Net asset value	$115.40

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$1,380,493,978
(b) Investments, at cost — Unaffiliated	$84,186,473,953
(c) Investments, at cost — Affiliated	$8,369,685,413
(d) Proceeds from TBA sales commitments	$1,860,759,620

See notes to financial statements.

96	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended February 28, 2021

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$25,735,147
Interest — Unaffiliated	1,594,306,593
Securities lending income — Affiliated — net	1,431,952
Other income — Unaffiliated	1,177,878

Total investment income	1,622,651,570

EXPENSES
Investment advisory fees	31,945,190
Miscellaneous	264

Total expenses	31,945,454

Less:
Investment advisory fees waived	(5,419,096)

Total expenses after fees waived	26,526,358

Net investment income	1,596,125,212

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	240,755,298
Investments — Affiliated	(3,995,922)
In-kind redemptions — Unaffiliated	741,777,486

Net realized gain	978,536,862

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,990,081,773)
Investments — Affiliated	(445,768)

Net change in unrealized appreciation (depreciation)	(1,990,527,541)

Net realized and unrealized loss	(1,011,990,679)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$584,134,533

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	97

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,596,125,212	$1,758,888,671
Net realized gain	978,536,862	223,915,197
Net change in unrealized appreciation (depreciation)	(1,990,527,541)	5,249,813,250

Net increase in net assets resulting from operations	584,134,533	7,232,617,118

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,641,318,127)	(1,737,505,861)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,602,390,316	12,894,275,730

NET ASSETS
Total increase in net assets	9,545,206,722	18,389,386,987
Beginning of year	76,413,081,242	58,023,694,255

End of year	$85,958,287,964	$76,413,081,242

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

98	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17

Net asset value, beginning of year	$116.32	$107.07	$106.72	$108.75	$109.85

Net investment income(a)	2.38	3.02	2.96	2.58	2.38
Net realized and unrealized gain (loss)(b)	(0.82)	9.24	0.31	(2.05)	(0.90)

Net increase from investment operations	1.56	12.26	3.27	0.53	1.48

Distributions(c)
From net investment income	(2.48)	(3.01)	(2.92)	(2.56)	(2.35)
From net realized gain	—	—	—	—	(0.23)

Total distributions	(2.48)	(3.01)	(2.92)	(2.56)	(2.58)

Net asset value, end of year	$115.40	$116.32	$107.07	$106.72	$108.75

Total Return
Based on net asset value	1.31%	11.61%	3.13%	0.47%	1.34%

Ratios to Average Net Assets
Total expenses	0.04%	0.05%	0.05%	0.05%	0.07%

Total expenses after fees waived	0.03%	0.05%	0.04%	0.04%	0.06%

Net investment income	2.03%	2.70%	2.80%	2.37%	2.16%

Supplemental Data
Net assets, end of year (000)	$85,958,288	$76,413,081	$58,023,694	$54,713,948	$42,410,587

Portfolio turnover rate(d)(e)	179%	108%	146%	252%	242%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., TBA sales commitments) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

100	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements  (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

102	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core U.S. Aggregate Bond
Barclays Bank PLC	$3,665,710	$3,665,710		$—	$—
Barclays Capital Inc.	9,142,706	9,142,706		—	—
BofA Securities, Inc.	346,726	346,726		—	—
Citigroup Global Markets Inc.	98,360,268	98,360,268		—	—
Credit Suisse Securities (USA) LLC	300,185	300,185		—	—
Deutsche Bank Securities Inc.	110,345,112	110,345,112		—	—
Goldman Sachs & Co.	749,100	749,100		—	—
HSBC Securities (USA) Inc.	203,041,569	203,041,569		—	—
JPMorgan Securities LLC	801,621,615	801,621,615		—	—
Morgan Stanley & Co. LLC	131,501,369	131,501,369		—	—
MUFG Securities Americas Inc.	3,662,062	3,662,062		—	—
Nomura Securities International Inc.	27,144	27,144		—	—
Pershing LLC	2,231,018	2,231,018		—	—
RBC Capital Markets LLC	70,077	70,077		—	—
Wells Fargo Bank, National Association	13,365,654	13,365,654		—	—
Wells Fargo Securities LLC	2,063,663	2,063,663		—	—

	$1,380,493,978	$1,380,493,978		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to March 27, 2020, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core U.S. Aggregate Bond	$5,419,096

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements  (continued)

in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2021, the Fund paid BTC $501,074 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core U.S. Aggregate Bond	$135,648,038	$2,312,217,247	$17,155,989

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core U.S. Aggregate Bond	$137,989,559,444	$137,023,920,219	$4,867,778,145	$2,873,026,246

For the year ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core U.S. Aggregate Bond	$18,572,871,258	$10,846,858,009

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to realized gains (losses) from in-kind redemptions were

104	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings

Core U.S. Aggregate Bond	$741,615,357	$(741,615,357)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20

Core U.S. Aggregate Bond
Ordinary income	$1,641,318,127	$1,737,505,861

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total

Core U.S. Aggregate Bond	$109,657,228	$(6,670,167)		$2,720,806,069		$2,823,793,130

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

For the year ended February 28, 2021, the Fund utilized $240,476,461 of its capital loss carryforwards.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core U.S. Aggregate Bond	$92,591,927,077	$3,308,297,472	$(621,155,645)	$2,687,141,827

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements  (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/21		Year Ended 02/29/20

iShares ETF	Shares	Amount	Shares	Amount

Core U.S. Aggregate Bond
Shares sold	216,400,000	$25,437,149,368	133,400,000	$14,935,172,955
Shares redeemed	(128,400,000)	(14,834,759,052)	(18,400,000)	(2,040,897,225)

Net increase	88,000,000	$10,602,390,316	115,000,000	$12,894,275,730

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

106	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core U.S. Aggregate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. Aggregate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2021, the related statement of operations for the year ended February 28, 2021, the statement of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2021 and the financial highlights for each of the five years in the period ended February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	107

Important Tax Information (unaudited)

For the fiscal year ended February 28, 2021, the Fund hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends

Core U.S. Aggregate Bond	$1,573,446,108

For the fiscal year ended February 28, 2021, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends

Core U.S. Aggregate Bond	$1,451,280,406

The Fund hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest

Core U.S. Aggregate Bond	$491,543,097

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

108	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core U.S. Aggregate Bond ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Fund and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	109

Supplemental Information (unaudited)

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2020 is USD 6.62 million. This figure is comprised of fixed remuneration of USD 3.08 million and variable remuneration of USD 3.54 million. There were a total of 490 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2020, to its senior management was USD 1.08 million, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 87.03 thousand.

110	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	111

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)		Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

112	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	113

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

TBA	To-Be-Announced

114	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-211-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares High Yield Bond Factor ETF | HYDB | Cboe BZX
•	iShares Investment Grade Bond Factor ETF | IGEB | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. corporate bond performance was positive during the 12 months ended February 28, 2021 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned 2.47% and 7.09%, respectively, for the reporting period.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

The pandemic-related volatility in the U.S. economy was reflected in corporate bond yields (which are inversely related to prices). Corporate bond prices were significantly impacted by the economic disruption early in the reporting period. In early March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies and downgrades, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated, high-yield bonds, which have a greater probability of default.

However, Fed actions to support the corporate bond market drove a recovery in prices beginning in late March 2020. Bond prices continued to gain steadily for much of the remainder of 2020 as the economic outlook improved, helping to ease investors concerned about credit downgrades and loan defaults. However, as mass vaccinations got underway in early 2021 and further stimulus was proposed, the performance of investment-grade and high-yield bonds diverged. Investment-grade bond prices declined amid concerns about inflation and future interest rate increases. However, high-yield bonds benefited from the stimulative environment, which further assuaged concerns about creditworthiness. Demand for all categories of corporate bonds was extremely high, supporting record-high issuance as investors sought yield in a near-zero interest rate environment.

4	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® High Yield Bond Factor ETF

Investment Objective

The iShares High Yield Bond Factor ETF (the “Fund”) (formerly the iShares Edge High Yield Defensive Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.38%	6.74%	10.38%	26.80%
Fund Market	8.92	6.74	8.92	26.79
Index	11.05	6.96	11.05	27.74
Bloomberg Barclays U.S. Corporate High Yield Index	9.38	6.07	9.38	23.90

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,070.90	$1.80		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021 (continued)	iShares® High Yield Bond Factor ETF

Portfolio Management Commentary

High-yield defensive bonds recovered from a coronavirus pandemic-driven decline and posted a solid positive return during the reporting period. Yields increased significantly amid the onset of the pandemic but returned to previous levels within six months and decreased to all-time lows by February 2021, supported by high investor demand and monetary and fiscal policy measures enacted to counter the economic slowdown.

Bonds issued by consumer cyclical companies contributed the most to the Index’s performance, as retailers benefited from a healthy holiday season and a stimulus-related increase in retail spending. Automotive companies, including an issuer that was downgraded from investment-grade to high-yield, also contributed, as vehicle sales recovered considerably.

Basic industrials companies were modest contributors to the Index’s performance, as steelmakers benefited from a late-2020 surge in steel prices resulting from reduced capacity and tight supply. Similarly, chemicals companies advanced, capitalizing on higher prices amid industrywide supply shortages.

Energy companies also advanced, as a strong recovery in oil prices improved the outlook, especially among independent producers that had been downgraded from investment grade to high yield during the onset of the pandemic. Conversely, real estate investment trust bonds detracted from the Index’s performance as the decline of brick-and-mortar stores weighed on retail mall operators.

From a credit quality perspective, high-yield bonds with higher credit ratings contributed the most to the Index’s performance. Lower-rated bonds also contributed.

In terms of relative performance, the Index outperformed the broader market, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index. On average for the reporting period, the Index held underweight positions in consumer non-cyclical and consumer cyclical bonds, which contributed to its outperformance relative to the broader market. In keeping with its defensive characteristics, the Index held an overweight position in higher-rated bonds and underweight in lower-rated bonds. Additionally, the model of default probability prompted a significant increase in exposure to higher-rated, high-yield bonds and to consumer cyclical and energy companies.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	4.5%
Ba	44.0
B	40.7
Caa	7.5
Ca	0.3
Not Rated	3.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	51.9%
5-10 Years	38.6
10-15 Years	1.8
15-20 Years	2.0
More than 20 Years	5.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® Investment Grade Bond Factor ETF

Investment Objective

The iShares Investment Grade Bond Factor ETF (the “Fund”) (formerly the iShares Edge Investment Grade Enhanced Bond ETF) seeks to track the investment results of an index composed of U.S. dollar denominated investment grade bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.41%	6.31%	4.41%	24.92%
Fund Market	4.01	6.27	4.01	24.76
Index	4.06	6.31	4.06	24.93
Bloomberg Barclays U.S. Corporate Index	2.79	5.67	2.79	22.21

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,004.30	$0.89		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021 (continued)	iShares® Investment Grade Bond Factor ETF

Portfolio Management Commentary

Investment-grade corporate bonds advanced during the reporting period, overcoming a sharp decline in prices that occurred during the onset of the coronavirus pandemic. Although emergency monetary and fiscal policy measures restored stability in the financial markets and broader economy, bond income contributed the majority of the Index’s return.

Bonds issued by consumer non-cyclical companies contributed the most to the Index’s performance, led by healthcare companies, which proved invaluable during the pandemic-related economic slowdown and rebounded after an initial setback. Food and beverage companies, many of which reduced and refinanced debt, also enhanced the Index’s performance.

Technology company bonds also contributed to the Index’s return, led by computer and laptop manufacturers, which reported rising sales amid the growth of home-based work, education, entertainment, and socializing. The consumer-oriented sales offset a drop in corporate business. Similarly, bonds issued by communications companies advanced as cable and satellite service providers benefited from the increasingly essential nature of broadband services. Wireline and wireless company bonds further enhanced the Index’s return, reflecting the limited impact of the pandemic on their businesses.

From a credit quality perspective, lower quality investment-grade bonds contributed significantly to the Index’s return, while higher-quality bonds detracted modestly.

In terms of relative performance, the Index outperformed the broader market, as represented by the Bloomberg Barclays U.S. Corporate Bond Index. On average for the reporting period, the Index held a significantly overweight position in lower-rated investment-grade bonds, which contributed to its outperformance relative to the broader market. Conversely, an underweight position in higher-rated investment-grade bonds detracted from the Index’s return. From an industry perspective, consumer non-cyclical and communications bonds were the largest overweight positions in in the Index, while the largest underweight positions were in banking and energy companies. Additionally, the model of default probability prompted an increase in exposure to capital goods and technology companies, which also offered attractive relative values.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aa	1.5%
A	14.6
Baa	79.4
Ba	3.4
Not Rated	1.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	22.6%
5-10 Years	45.8
10-15 Years	4.1
15-20 Years	10.8
More than 20 Years	16.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments February 28, 2021	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$440	$451,000

Aerospace & Defense — 3.7%
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	300	306,750
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	145	150,759
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	540	571,212
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	535	599,200
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	550	579,640
6.38%, 06/15/26 (Call 06/15/21)	415	427,525
6.50%, 05/15/25 (Call 03/29/21)(b)	275	280,259

		2,915,345

Agriculture — 1.0%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	600	636,306
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/21)(a)	140	151,200

		787,506

Airlines — 2.2%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	210	178,521
5.00%, 06/01/22(a)	525	505,969
American Airlines Inc., 11.75%, 07/15/25(a)	175	208,469
Delta Air Lines Inc.
3.80%, 04/19/23 (Call 03/19/23)	140	143,516
4.38%, 04/19/28 (Call 01/19/28)	250	262,605
7.38%, 01/15/26 (Call 12/15/25)(b)	405	474,342

		1,773,422

Auto Manufacturers — 4.4%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	175	189,000
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	600	654,750
Ford Motor Co.
8.50%, 04/21/23	150	167,625
9.00%, 04/22/25 (Call 03/22/25)	550	665,376
9.63%, 04/22/30 (Call 01/22/30)	495	700,276
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	350	336,875
5.63%, 02/01/23 (Call 03/29/21)(a)	411	407,918
Navistar International Corp., 9.50%, 05/01/25 (Call 05/01/22)(a)	310	346,813

		3,468,633

Auto Parts & Equipment — 0.1%
Meritor Inc., 6.25%, 02/15/24 (Call 03/29/21)(b)	39	39,390

Banks — 0.8%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	200	218,100
5.71%, 01/15/26(a)	350	394,374

		612,474

Building Materials — 0.4%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	118	126,555
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	150	161,062

		287,617

Chemicals — 2.3%
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	450	509,737

Security	Par (000)	Value

Chemicals (continued)
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	$110	$113,190
OCI NV, 5.25%, 11/01/24 (Call 11/01/21)(a)	313	323,564
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)(b)	630	679,266
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 03/29/21)(a)(b)	235	238,314

		1,864,071

Commercial Services — 4.1%
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	255	262,788
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)(b)	320	337,504
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	169	176,605
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	155	161,386
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 03/29/21)(a)	72	72,187
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	300	296,667
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	225	239,906
5.75%, 04/15/26(a)	433	466,558
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	105	108,773
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/29/21)(a)	200	205,500
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	395	427,670
9.25%, 04/15/25 (Call 03/16/25)(a)	205	243,181
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)	245	259,088

		3,257,813

Computers — 1.6%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)	380	424,650
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	250	275,000
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	539	596,112

		1,295,762

Cosmetics & Personal Care — 0.8%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	380	374,855
Edgewell Personal Care Co., 4.70%, 05/24/22	225	235,240

		610,095

Distribution & Wholesale — 0.1%
Avient Corp., 5.25%, 03/15/23	100	107,500

Diversified Financial Services — 3.1%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	150	156,750
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	470	473,525
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	315	326,025
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/08/21)(a)	455	468,741
OneMain Finance Corp.
6.63%, 01/15/28 (Call 07/15/27)	60	68,232
6.88%, 03/15/25	350	394,758
7.13%, 03/15/26	510	589,050

		2,477,081

Electric — 2.8%
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	345	360,715
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	200	207,500
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	425	386,750
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	300	318,750
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	570	599,212
5.25%, 07/01/30 (Call 07/01/25)	125	133,713

10	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	$225	$235,125

		2,241,765

Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)	250	266,250

Engineering & Construction — 1.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	510	557,175
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	21	21,743
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(b)	345	349,068

		927,986

Entertainment — 1.6%
Cinemark USA Inc., 4.88%, 06/01/23 (Call 03/29/21)(b)	461	456,257
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	510	562,938
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	245	265,222

		1,284,417

Environmental Control — 0.5%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 03/29/21)(b)	75	77,453
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)	321	330,630

		408,083

Food — 3.7%
BRF GmbH, 4.35%, 09/29/26(a)	200	208,252
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	515	561,078
4.88%, 10/01/49 (Call 04/01/49)	525	614,637
5.50%, 06/01/50 (Call 12/01/49)	240	308,591
6.88%, 01/26/39	200	280,424
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/29/21)(a)	250	254,950
5.88%, 09/30/27 (Call 09/30/22)(a)	420	450,597
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	290	303,674

		2,982,203

Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	300	331,968
5.75%, 05/20/27 (Call 02/20/27)	276	310,942
5.88%, 08/20/26 (Call 05/20/26)	90	101,475

		744,385

Health Care - Services — 2.3%
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	250	273,125
CHS/Community Health Systems Inc., 6.88%, 04/01/28 (Call 04/01/23)(a)	300	266,250
HCA Inc., 5.38%, 02/01/25	275	308,344
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	365	385,531
Tenet Healthcare Corp., 5.13%, 05/01/25 (Call 03/29/21)	555	557,775

		1,791,025

Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (Call 05/15/22)	450	472,932
6.38%, 12/15/25 (Call 03/29/21)	250	258,425

		731,357

Home Builders — 0.6%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	125	130,000
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	75	99,000

Security	Par (000)	Value

Home Builders (continued)
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	$215	$234,887

		463,887

Insurance — 0.5%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	130	146,900
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	240	254,400

		401,300

Internet — 3.1%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	300	312,480
Netflix Inc.
4.88%, 04/15/28	215	244,767
5.88%, 02/15/25(b)	340	389,910
6.38%, 05/15/29	265	329,263
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 03/08/21)(a)	509	515,362
Uber Technologies Inc.
7.50%, 09/15/27 (Call 09/15/22)(a)	525	574,219
8.00%, 11/01/26 (Call 11/01/21)(a)	55	59,419

		2,425,420

Iron & Steel — 2.5%
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 03/29/21)(b)	225	230,333
5.88%, 06/01/27 (Call 06/01/22)(b)	310	316,498
9.88%, 10/17/25 (Call 10/17/22)(a)	167	195,181
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	350	387,397
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/29/21)	200	192,070
6.88%, 03/01/29 (Call 03/01/24)	40	39,225
12.00%, 06/01/25 (Call 03/10/21)(a)	500	600,537

		1,961,241

Leisure Time — 3.6%
Carnival Corp.
9.88%, 08/01/27 (Call 02/01/24)(a)	155	178,262
10.50%, 02/01/26 (Call 08/01/23)(a)	375	435,938
11.50%, 04/01/23 (Call 01/01/23)(a)	500	570,100
NCL Corp. Ltd.
10.25%, 02/01/26 (Call 08/01/23)(a)	245	284,813
12.25%, 05/15/24 (Call 02/15/24)(a)	355	422,006
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22(b)	455	463,672
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	290	318,275
10.88%, 06/01/23 (Call 03/01/23)(a)	150	169,924

		2,842,990

Lodging — 2.3%
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	265	281,562
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	375	390,169
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	150	169,320
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	400	429,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	100	106,139
5.50%, 03/01/25 (Call 12/01/24)(a)	450	477,000

		1,853,190

Machinery — 1.2%
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	305	314,647
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 03/29/21)(a)(b)	275	282,219

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2021	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Terex Corp., 5.63%, 02/01/25 (Call 03/18/21)(a)(b)	$330	$338,662

		935,528

Media — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 05/01/27 (Call 05/01/21)(a)	375	388,125
DISH DBS Corp.
5.00%, 03/15/23	365	375,950
7.38%, 07/01/28 (Call 07/01/23)(b)	115	120,534
7.75%, 07/01/26(b)	515	566,758
Meredith Corp., 6.88%, 02/01/26 (Call 03/29/21)(b)	65	66,322
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	400	423,000
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	230	239,459
5.50%, 05/15/29 (Call 05/15/24)(a)	700	750,274

		2,930,422

Mining — 2.2%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	275	290,216
First Quantum Minerals Ltd., 7.25%, 04/01/23 (Call 03/29/21)(a)	200	204,000
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(a)	225	236,812
5.13%, 05/15/24 (Call 02/15/24)(a)	385	416,281
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	200	208,052
5.40%, 11/14/34 (Call 05/14/34)	25	30,969
5.45%, 03/15/43 (Call 09/15/42)	125	155,313
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(a)	225	246,375

		1,788,018

Office & Business Equipment — 0.1%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	87	87,435

Oil & Gas — 7.0%
Antero Resources Corp. 7.63%, 02/01/29 (Call 02/01/24)(a)	375	399,844
8.38%, 07/15/26 (Call 01/15/24)(a)	280	306,250
Callon Petroleum Co. 6.13%, 10/01/24 (Call 10/01/21)	106	91,923
6.25%, 04/15/23 (Call 04/15/21)	70	65,275
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 03/29/21)	18	18,000
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	360	355,320
EQT Corp., 7.63%, 02/01/25 (Call 01/01/25)(b)	480	558,346
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	380	361,357
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	140	144,329
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	600	585,000
Occidental Petroleum Corp. 3.50%, 06/15/25 (Call 03/15/25)	565	556,237
5.55%, 03/15/26 (Call 12/15/25)	647	690,672
6.95%, 07/01/24	345	380,362
7.88%, 09/15/31	200	237,000
8.50%, 07/15/27 (Call 01/15/27)	225	269,371
Parkland Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	250	261,550
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	210	199,408
Sunoco LP/Sunoco Finance Corp., 5.50%, 02/15/26 (Call 03/29/21)	120	123,463

		5,603,707

Security	Par (000)	Value

Oil & Gas Services — 0.5%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	$395	$393,519

Packaging & Containers — 1.0%
Berry Global Inc. 4.50%, 02/15/26 (Call 03/29/21)(a)	230	234,887
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	60	63,825
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)(b)	400	498,760

		797,472

Pharmaceuticals — 2.9%
Bausch Health Americas Inc. 8.50%, 01/31/27 (Call 07/31/22)(a)	280	309,750
9.25%, 04/01/26 (Call 04/01/22)(a)	475	526,514
Bausch Health Companies Inc. 5.25%, 01/30/30 (Call 01/30/25)(a)(b)	15	15,250
7.00%, 03/15/24 (Call 03/29/21)(a)	50	51,085
9.00%, 12/15/25 (Call 12/15/21)(a)	475	517,256
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 06/30/28 (Call 06/30/23)(a)	684	600,552
9.50%, 07/31/27 (Call 07/31/23)(a)	135	152,044
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	122	131,150

		2,303,601

Pipelines — 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 09/15/24 (Call 03/15/21)	430	433,225
5.75%, 03/01/27 (Call 03/01/22)(a)	330	331,237
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	330	327,525
4.40%, 04/01/24 (Call 01/01/24)	325	327,438
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	335	345,372
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	565	586,300
Western Midstream Operating LP, 6.50%, 02/01/50 (Call 08/01/49)	480	552,341

		2,903,438

Real Estate — 1.9%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	345	372,962
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 03/29/21)(a)	355	374,600
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(a)	285	292,481
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 03/29/21)(b)	300	303,450
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	175	190,603

		1,534,096

Real Estate Investment Trusts — 4.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	680	699,550
ESH Hospitality Inc. 4.63%, 10/01/27 (Call 10/01/22)(a)	65	66,015
5.25%, 05/01/25 (Call 03/29/21)(a)	500	509,690
Iron Mountain Inc., 5.25%, 03/15/28 (Call 12/27/22)(a)	90	94,050
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 5.88%, 10/01/28 (Call 10/01/23)(a)	400	421,370
7.50%, 06/01/25 (Call 06/01/22)(a)	130	140,946
Service Properties Trust 4.35%, 10/01/24 (Call 09/01/24)	350	347,375
4.75%, 10/01/26 (Call 08/01/26)	265	261,025

12	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC 7.13%, 12/15/24 (Call 03/29/21)(a)	$90	$92,363
7.88%, 02/15/25 (Call 02/15/22)(a)	265	283,832
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	270	285,525

		3,201,741

Retail — 5.2%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 03/29/21)(a)	127	128,270
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	120	132,300
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	150	158,208
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	440	393,987
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	75	79,500
Gap Inc. (The) 8.63%, 05/15/25 (Call 05/15/22)(a)	375	418,110
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	125	146,397
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(a)	200	206,690
L Brands Inc. 6.75%, 07/01/36	225	270,562
6.88%, 11/01/35	490	594,458
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	225	248,625
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	475	471,542
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	25	24,007
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(a)	127	129,540
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	65	66,788
Rite Aid Corp., 8.00%, 11/15/26 (Call 01/15/23)(a)	375	394,922
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 03/29/21)	250	253,750
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	10	10,434

		4,128,090

Semiconductors — 0.5%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	200	218,000
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 03/05/21)(a)	200	206,480

		424,480

Software — 0.2%
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	165	170,805

Telecommunications — 7.8%
Altice France SA/France, 8.13%, 02/01/27 (Call 02/01/22)(a)	550	599,505
Embarq Corp., 8.00%, 06/01/36	525	624,094
Hughes Satellite Systems Corp. 5.25%, 08/01/26(b)	290	321,900
6.63%, 08/01/26(b)	300	334,920
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	75	90,222
Series U, 7.65%, 03/15/42	185	222,213
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	150	168,375
Sprint Capital Corp., 8.75%, 03/15/32	365	543,120
Sprint Corp. 7.13%, 06/15/24	370	426,037
7.63%, 02/15/25 (Call 11/15/24)	500	595,000
7.63%, 03/01/26 (Call 11/01/25)	25	30,697

Security	Par/ Shares (000)	Value

Telecommunications (continued)
7.88%, 09/15/23	$80	$92,364
Telecom Italia Capital SA, 7.72%, 06/04/38	180	240,984
Telesat Canada/Telesat LLC 4.88%, 06/01/27 (Call 12/01/22)(a)	150	154,875
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	345	356,050
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 03/08/21)(b)	240	244,526
ViaSat Inc. 5.63%, 09/15/25 (Call 03/08/21)(a)	360	367,200
5.63%, 04/15/27 (Call 04/15/22)(a)	285	298,538
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	525	513,187

		6,223,807

Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 03/08/21)(a)	525	551,670

Transportation — 0.6%
XPO Logistics Inc. 6.13%, 09/01/23 (Call 03/29/21)(a)	50	50,812
6.75%, 08/15/24 (Call 08/15/21)(a)	405	425,250

		476,062

Trucking & Leasing — 0.9%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/25 (Call 10/01/21)(a)	435	452,576
6.75%, 03/15/22 (Call 03/29/21)(a)	128	127,945
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	135	153,995

		734,516

Total Corporate Bonds & Notes — 96.1% (Cost: $73,613,054)		76,461,615

Short-Term Investments

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(c)(d)(e)	8,312	8,316,854
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,771	1,771,000

		10,087,854

Total Short-Term Investments — 12.7% (Cost: $10,086,143)		10,087,854

Total Investments in Securities — 108.8% (Cost: $83,699,197)		86,549,469

Other Assets, Less Liabilities — (8.8)%		(7,008,904)

Net Assets — 100.0%		$79,540,565

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2021	iShares® High Yield Bond Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,043,449	$2,274,841	(a)	$—	$(839)	$(597)	$8,316,854	8,312	$21,099	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,466,000	305,000	(a)	—	—	—	1,771,000	1,771	1,803		—

					$(839)	$(597)	$10,087,854		$22,902		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$76,461,615	$—	$76,461,615
Money Market Funds	10,087,854	—	—	10,087,854

	$10,087,854	$76,461,615	$—	$86,549,469

See notes to financial statements.

14	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
WPP Finance 2010, 3.75%, 09/19/24	$305	$335,354

Aerospace & Defense — 2.4%
Boeing Co. (The) 2.70%, 02/01/27 (Call 12/01/26)	65	66,745
4.88%, 05/01/25 (Call 04/01/25)	729	815,024
5.04%, 05/01/27 (Call 03/01/27)	775	893,213
5.15%, 05/01/30 (Call 02/01/30)	370	431,147
5.93%, 05/01/60 (Call 11/01/59)	170	223,050
Northrop Grumman Corp. 4.03%, 10/15/47 (Call 04/15/47)	30	34,210
4.75%, 06/01/43	135	168,854
Raytheon Technologies Corp. 4.50%, 06/01/42	665	815,319
5.70%, 04/15/40	285	391,207

		3,838,769

Agriculture — 2.4%
Altria Group Inc. 4.80%, 02/14/29 (Call 11/14/28)	63	73,878
5.38%, 01/31/44	563	681,181
5.80%, 02/14/39 (Call 08/14/38)	550	684,286
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	551	598,392
Philip Morris International Inc., 6.38%, 05/16/38	495	710,134
Reynolds American Inc. 4.45%, 06/12/25 (Call 03/12/25)	405	452,182
5.70%, 08/15/35 (Call 02/15/35)	216	260,246
5.85%, 08/15/45 (Call 02/12/45)	343	408,342

		3,868,641

Airlines — 0.7%
Southwest Airlines Co. 4.75%, 05/04/23	620	674,564
5.25%, 05/04/25 (Call 04/04/25)	330	378,036

		1,052,600

Auto Manufacturers — 0.5%
Stellantis NV, 5.25%, 04/15/23	710	770,670

Auto Parts & Equipment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	560	618,968

Banks — 5.4%
Bank of America Corp. 3.59%, 07/21/28 (Call 07/21/27)(a)	73	81,528
4.45%, 03/03/26	115	131,677
Citigroup Inc. 3.40%, 05/01/26	524	578,632
3.70%, 01/12/26	588	655,537
4.60%, 03/09/26	464	532,479
8.13%, 07/15/39	436	736,108
Goldman Sachs Group Inc. (The), 3.75%, 02/25/26 (Call 11/25/25)	340	378,929
HSBC Holdings PLC 3.90%, 05/25/26	550	615,208
4.25%, 03/14/24	450	492,197
4.30%, 03/08/26(b)	755	856,558
JPMorgan Chase & Co. 2.08%, 04/22/26 (Call 04/22/25)(a)	495	514,010
3.20%, 06/15/26 (Call 03/15/26)	670	733,708
3.30%, 04/01/26 (Call 01/01/26)	470	516,478
Morgan Stanley, Series F, 3.88%, 04/29/24	61	67,096

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada, 4.65%, 01/27/26	$605	$701,723
Wells Fargo & Co. 3.00%, 02/19/25	155	166,472
3.00%, 04/22/26	720	779,401

		8,537,741

Beverages — 2.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	580	696,329
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	77	85,222
Anheuser-Busch InBev Worldwide Inc. 5.45%, 01/23/39 (Call 07/23/38)	235	302,151
8.20%, 01/15/39	382	625,608
Constellation Brands Inc. 3.50%, 05/09/27 (Call 02/09/27)	96	106,763
3.70%, 12/06/26 (Call 09/06/26)	95	106,593
Keurig Dr Pepper Inc. 4.42%, 05/25/25 (Call 03/25/25)	670	757,189
4.60%, 05/25/28 (Call 02/25/28)	355	419,215

		3,099,070

Biotechnology — 1.9%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	304	362,597
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	520	577,923
Biogen Inc., 3.25%, 02/15/51 (Call 08/15/50)(c)	684	666,100
Gilead Sciences Inc. 4.80%, 04/01/44 (Call 10/01/43)	580	720,599
5.65%, 12/01/41 (Call 06/01/41)	500	681,532

		3,008,751

Building Materials — 0.3%
Fortune Brands Home & Security Inc. 3.25%, 09/15/29 (Call 06/15/29)	230	246,573
4.00%, 09/21/23 (Call 08/21/23)	70	75,963
Martin Marietta Materials Inc. 3.50%, 12/15/27 (Call 09/15/27)	160	179,709
4.25%, 12/15/47 (Call 06/15/47)	25	29,006

		531,251

Chemicals — 1.9%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	180	194,084
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	345	445,823
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)(b)	520	588,571
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	265	317,420
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	669	735,605
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	20	23,183
Sherwin Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	660	727,124

		3,031,810

Commercial Services — 1.8%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(b)	625	707,124
Global Payments Inc. 1.20%, 03/01/26 (Call 02/01/26)	120	119,077
3.20%, 08/15/29 (Call 05/15/29)	175	186,887
4.00%, 06/01/23 (Call 05/01/23)	30	32,237
4.80%, 04/01/26 (Call 01/01/26)	475	547,541
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	750	783,387
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	390	434,515

		2,810,768

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 2.2%
Apple Inc., 3.35%, 02/09/27 (Call 11/09/26)	$370	$411,646
Dell International LLC/EMC Corp. 6.02%, 06/15/26 (Call 03/15/26)(c)	185	221,753
8.10%, 07/15/36 (Call 01/15/36)(c)	500	742,879
8.35%, 07/15/46 (Call 01/15/46)(c)	470	719,105
HP Inc. 3.40%, 06/17/30 (Call 03/17/30)	20	21,568
6.00%, 09/15/41	662	854,621
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(c)	500	567,785

		3,539,357

Diversified Financial Services — 3.7%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)	460	497,944
Brookfield Finance Inc. 4.70%, 09/20/47 (Call 03/20/47)	170	202,040
4.85%, 03/29/29 (Call 12/29/28)	655	778,940
Capital One Financial Corp. 3.75%, 03/09/27 (Call 02/09/27)	660	741,205
3.80%, 01/31/28 (Call 12/31/27)	50	56,198
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	165	185,246
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	730	734,134
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	500	564,877
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)(c)	200	225,564
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	60	67,688
Raymond James Financial Inc., 4.95%, 07/15/46	495	624,749
Synchrony Financial 3.95%, 12/01/27 (Call 09/01/27)	455	501,160
5.15%, 03/19/29 (Call 12/19/28)	385	457,122
Western Union Co. (The) 2.85%, 01/10/25 (Call 12/10/24)	145	153,623
3.60%, 03/15/22 (Call 02/15/22)	80	82,355

		5,872,845

Electric — 9.7%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	80	89,162
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	530	598,198
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	60	69,729
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	505	609,840
Consumers Energy Co., 3.50%, 08/01/51 (Call 02/01/51)(b)	358	398,248
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	425	474,267
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)	95	95,818
DTE Energy Co. 2.85%, 10/01/26 (Call 07/01/26)	131	140,643
3.80%, 03/15/27 (Call 12/15/26)	80	90,432
Series C, 2.53%, 10/01/24	210	222,445
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	245	281,132
Duke Energy Corp. 2.65%, 09/01/26 (Call 06/01/26)	720	765,007
3.75%, 04/15/24 (Call 01/15/24)	105	114,122
Duke Energy Florida LLC 3.20%, 01/15/27 (Call 10/15/26)	65	71,558
3.40%, 10/01/46 (Call 04/01/46)	285	301,158
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	295	328,913
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	175	206,081
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)	609	669,986
4.75%, 06/15/46 (Call 12/15/45)	230	268,938
Entergy Louisiana LLC 4.00%, 03/15/33 (Call 12/15/32)	467	554,146
4.20%, 09/01/48 (Call 03/01/48)	535	640,329

Security	Par (000)	Value

Electric (continued)
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	$65	$69,660
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	339	373,806
3.95%, 06/15/25 (Call 03/15/25)	590	654,879
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	324	363,156
Florida Power & Light Co. 3.70%, 12/01/47 (Call 06/01/47)	93	106,162
3.95%, 03/01/48 (Call 09/01/47)	415	491,897
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	700	757,833
Georgia Power Co., 4.30%, 03/15/42	40	47,000
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	180	182,839
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	625	701,361
Northern States Power Co./MN, 2.90%, 03/01/50 (Call 09/01/49)(b)	210	210,496
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49 (Call 03/15/49)	260	266,871
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	175	187,594
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	490	539,150
3.40%, 02/01/28 (Call 10/01/27)	625	688,590
4.00%, 02/01/48 (Call 08/01/47)	35	38,684
Southern California Edison Co. 2.85%, 08/01/29 (Call 05/01/29)	25	26,359
4.00%, 04/01/47 (Call 10/01/46)	530	573,583
Series A, 4.20%, 03/01/29 (Call 12/01/28)	175	201,093
Series B, 4.88%, 03/01/49 (Call 09/01/48)	195	238,753
Series C, 4.13%, 03/01/48 (Call 09/01/47)	80	87,961
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	690	750,549
4.40%, 07/01/46 (Call 01/01/46)	680	782,357

		15,330,785

Electronics — 1.4%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	650	710,087
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	230	234,992
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	130	152,430
Roper Technologies Inc. 2.35%, 09/15/24 (Call 08/15/24)(b)	175	184,709
3.80%, 12/15/26 (Call 09/15/26)	105	118,848
4.20%, 09/15/28 (Call 06/15/28)	525	605,932
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	185	218,103

		2,225,101

Environmental Control — 0.3%
Republic Services Inc. 2.90%, 07/01/26 (Call 04/01/26)	100	107,872
3.38%, 11/15/27 (Call 08/15/27)	95	105,915
3.95%, 05/15/28 (Call 02/15/28)	210	240,101

		453,888

Food — 3.4%
Campbell Soup Co. 3.95%, 03/15/25 (Call 01/15/25)	200	221,721
4.15%, 03/15/28 (Call 12/15/27)	670	769,963
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	520	579,681
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(b)	94	102,603
JM Smucker Co. (The), 3.50%, 03/15/25	645	705,979
Kellogg Co. 3.25%, 04/01/26	245	270,886
3.40%, 11/15/27 (Call 08/15/27)	155	173,047
4.30%, 05/15/28 (Call 02/15/28)	175	203,506

16	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	$520	$577,686
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)(b)	200	232,138
Sysco Corp. 3.25%, 07/15/27 (Call 04/15/27)	10	10,993
6.60%, 04/01/40 (Call 10/01/39)	412	586,361
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	195	216,372
3.95%, 08/15/24 (Call 05/15/24)	660	727,998

		5,378,934

Forest Products & Paper — 0.3%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	55	66,465
4.80%, 06/15/44 (Call 12/15/43)	315	390,903

		457,368

Gas — 0.1%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)(b)	200	231,500

Health Care - Products — 1.8%
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	550	586,686
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	165	189,247
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	633	682,644
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	610	674,735
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25) .	725	789,989

		2,923,301

Health Care - Services — 2.9%
Anthem Inc. 3.50%, 08/15/24 (Call 05/15/24)(b)	375	408,821
3.65%, 12/01/27 (Call 09/01/27)	490	553,061
4.10%, 03/01/28 (Call 12/01/27)	20	23,060
4.65%, 01/15/43	195	240,668
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)	215	245,758
5.13%, 06/15/39 (Call 12/15/38)	660	814,974
5.50%, 06/15/47 (Call 12/15/46)	290	370,563
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	110	118,536
3.95%, 03/15/27 (Call 12/15/26)	122	138,602
3.95%, 08/15/49 (Call 02/15/49)	55	61,705
4.95%, 10/01/44 (Call 04/01/44)	280	350,560
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)	650	710,209
3.60%, 09/01/27 (Call 06/01/27)	65	73,337
4.70%, 02/01/45 (Call 08/01/44)	108	132,681
Quest Diagnostics Inc. 3.45%, 06/01/26 (Call 03/01/26)	115	127,135
4.20%, 06/30/29 (Call 03/30/29)	150	175,207

		4,544,877

Holding Companies - Diversified — 1.2%
Ares Capital Corp., 3.88%, 01/15/26 (Call 12/15/25)	830	886,867
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	200	204,128
Owl Rock Capital Corp. 3.40%, 07/15/26 (Call 06/15/26)	450	463,640
3.75%, 07/22/25 (Call 06/22/25)	185	193,528
4.25%, 01/15/26 (Call 12/15/25)	200	213,131

		1,961,294

Home Builders — 0.4%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(b)	600	694,500

Security	Par (000)	Value

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	$165	$196,795

Insurance — 2.7%
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(b)	150	167,323
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	110	130,032
American International Group Inc. 3.75%, 07/10/25 (Call 04/10/25)	410	452,526
3.88%, 01/15/35 (Call 07/15/34)	24	27,425
3.90%, 04/01/26 (Call 01/01/26)	654	732,829
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	289	323,057
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	70	79,855
CNA Financial Corp. 3.45%, 08/15/27 (Call 05/10/27)	95	105,858
3.90%, 05/01/29 (Call 02/01/29)	180	205,408
Fairfax Financial Holdings Ltd. 4.63%, 04/29/30 (Call 01/29/30)	235	259,474
4.85%, 04/17/28 (Call 01/17/28)	200	223,452
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)(b)	250	248,360
3.40%, 06/15/30 (Call 03/15/30)	220	236,466
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	165	194,275
Markel Corp. 4.15%, 09/17/50 (Call 03/17/50)	55	63,953
5.00%, 05/20/49 (Call 11/20/48)	150	195,969
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	75	91,496
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	165	198,679
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	253	294,127

		4,230,564

Internet — 1.2%
Booking Holdings Inc. 3.60%, 06/01/26 (Call 03/01/26)	325	360,202
4.10%, 04/13/25 (Call 03/13/25)	570	634,983
eBay Inc. 3.45%, 08/01/24 (Call 05/01/24)	285	309,074
3.60%, 06/05/27 (Call 03/05/27)	539	602,264

		1,906,523

Iron & Steel — 0.2%
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	215	233,554

Lodging — 1.3%
Las Vegas Sands Corp. 3.20%, 08/08/24 (Call 07/08/24)	40	41,994
3.50%, 08/18/26 (Call 06/18/26)	710	752,026
3.90%, 08/08/29 (Call 05/08/29)	130	138,571
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	460	531,147
Series R, 3.13%, 06/15/26 (Call 03/15/26)	520	546,279

		2,010,017

Machinery — 0.8%
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	185	195,961
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/24 (Call 02/15/24)	160	174,746
4.95%, 09/15/28 (Call 06/15/28)	660	775,665
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	90	99,287

		1,245,659

Manufacturing — 1.5%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	99,126

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co. 5.88%, 01/14/38	$490	$643,246
6.75%, 03/15/32	320	432,432
6.88%, 01/10/39	630	898,949
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	245	255,427

		2,329,180

Media — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 04/01/38 (Call 10/01/37)	64	76,604
5.75%, 04/01/48 (Call 10/01/47)	125	154,102
6.38%, 10/23/35 (Call 04/23/35)	595	789,858
6.48%, 10/23/45 (Call 04/23/45)	560	750,671
Discovery Communications LLC, 5.20%, 09/20/47 (Call 03/20/47)	300	369,430
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	655	768,634
NBCUniversal Media LLC, 5.95%, 04/01/41	65	93,260
Time Warner Cable LLC 6.55%, 05/01/37	265	360,580
6.75%, 06/15/39	596	821,740
ViacomCBS Inc. 4.38%, 03/15/43	70	79,153
5.85%, 09/01/43 (Call 03/01/43)	595	789,337

		5,053,369

Mining — 1.0%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	443	566,894
Southern Copper Corp. 5.25%, 11/08/42	10	12,558
5.88%, 04/23/45	373	505,564
6.75%, 04/16/40	305	433,889

		1,518,905

Oil & Gas — 0.7%
ConocoPhillips Co., 6.95%, 04/15/29	506	692,485
Phillips 66 3.90%, 03/15/28 (Call 12/15/27)(b)	300	339,807
4.65%, 11/15/34 (Call 05/15/34)	104	123,016

		1,155,308

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	200	221,711

Pharmaceuticals — 7.3%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)	590	643,696
3.60%, 05/14/25 (Call 02/14/25)	935	1,025,611
4.25%, 11/14/28 (Call 08/14/28)	355	412,718
4.50%, 05/14/35 (Call 11/14/34)	312	375,831
4.70%, 05/14/45 (Call 11/14/44)	270	326,998
AstraZeneca PLC 4.00%, 09/18/42	138	159,179
6.45%, 09/15/37	405	600,956
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	426	477,587
3.73%, 12/15/24 (Call 09/15/24)	575	632,352
Cigna Corp. 3.40%, 03/01/27 (Call 12/01/26)	45	49,763
3.40%, 03/15/50 (Call 09/15/49)	145	147,778
4.38%, 10/15/28 (Call 07/15/28)	645	752,391
4.80%, 07/15/46 (Call 01/16/46)	515	639,320

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. 3.25%, 08/15/29 (Call 05/15/29)	$520	$564,698
4.30%, 03/25/28 (Call 12/25/27)	383	440,871
4.78%, 03/25/38 (Call 09/25/37)	669	815,395
5.13%, 07/20/45 (Call 01/20/45)	287	363,425
McKesson Corp. 3.80%, 03/15/24 (Call 12/15/23)	130	141,488
3.95%, 02/16/28 (Call 11/16/27)	195	221,776
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)(b)	555	570,408
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	410	448,708
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	200	242,371
Wyeth LLC, 5.95%, 04/01/37	480	686,533
Zoetis Inc. 3.00%, 09/12/27 (Call 06/15/27)	291	318,389
4.50%, 11/13/25 (Call 08/13/25)	345	394,782
4.70%, 02/01/43 (Call 08/01/42)	100	127,288

		11,580,312

Pipelines — 5.6%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	200	206,306
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	600	678,904
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	106	111,042
5.50%, 12/01/46 (Call 05/29/46)	215	275,216
Enterprise Products Operating LLC, 5.10%, 02/15/45 (Call 08/15/44)	320	389,175
Kinder Morgan Inc. 4.30%, 03/01/28 (Call 12/01/27)	580	662,141
5.30%, 12/01/34 (Call 06/01/34)	336	406,080
5.55%, 06/01/45 (Call 12/01/44)	411	505,090
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	765	845,680
5.20%, 03/01/47 (Call 09/01/46)	235	273,631
Sabine Pass Liquefaction LLC 5.00%, 03/15/27 (Call 09/15/26)	180	209,275
5.63%, 03/01/25 (Call 12/01/24)	340	391,973
5.88%, 06/30/26 (Call 12/31/25)	445	530,684
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	699	774,486
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)(b)	30	34,242
4.63%, 03/01/34 (Call 12/01/33)	90	104,678
4.88%, 01/15/26 (Call 10/15/25)	495	575,494
7.63%, 01/15/39	348	520,064
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	230	295,888
Williams Companies Inc. (The) 4.00%, 09/15/25 (Call 06/15/25)	400	443,809
5.10%, 09/15/45 (Call 03/15/45)	5	5,928
6.30%, 04/15/40	517	677,565

		8,917,351

Real Estate Investment Trusts — 5.7%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	110	120,490
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	179,676
American Tower Corp. 3.38%, 10/15/26 (Call 07/15/26)	110	120,154
3.80%, 08/15/29 (Call 05/15/29)	155	173,012

18	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 03/15/29 (Call 12/15/28)	$40	$44,834
4.00%, 06/01/25 (Call 03/01/25)	385	426,651
5.00%, 02/15/24	420	471,296
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	670	715,890
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	60	66,651
3.80%, 02/15/28 (Call 11/15/27)	60	66,667
4.45%, 02/15/26 (Call 11/15/25)	235	267,119
5.25%, 01/15/23	235	254,921
CyrusOne LP/CyrusOne Finance Corp. 2.90%, 11/15/24 (Call 10/15/24)	225	238,442
3.45%, 11/15/29 (Call 08/15/29)	220	231,407
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	75	83,190
3.70%, 08/15/27 (Call 05/15/27)	525	590,232
4.45%, 07/15/28 (Call 04/15/28)	165	192,021
Equinix Inc. 3.20%, 11/18/29 (Call 08/18/29)	211	224,251
5.38%, 05/15/27 (Call 05/15/22)	760	821,254
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	310	349,748
5.30%, 01/15/29 (Call 10/15/28)	515	588,454
Healthcare Trust of America Holdings LP 3.10%, 02/15/30 (Call 11/15/29)	230	243,810
3.75%, 07/01/27 (Call 04/01/27)	80	90,426
Healthpeak Properties Inc. 3.25%, 07/15/26 (Call 05/15/26)	225	247,227
3.50%, 07/15/29 (Call 04/15/29)	220	242,842
4.00%, 06/01/25 (Call 03/01/25)	305	340,123
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(b)	115	127,091
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	110	122,177
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	715	795,735
4.25%, 04/15/28 (Call 01/15/28)	166	189,634
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	395	449,961

		9,075,386

Retail — 2.2%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	155	180,093
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	90	97,946
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	95	105,692
4.20%, 05/15/28 (Call 02/15/28)	650	745,160
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	170	209,231
O’Reilly Automotive Inc. 3.60%, 09/01/27 (Call 06/01/27)	445	497,902
3.90%, 06/01/29 (Call 03/01/29)	140	158,266
4.35%, 06/01/28 (Call 03/01/28)	165	191,642
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	230	261,123
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	689	758,585
4.80%, 11/18/44 (Call 05/18/44)	291	331,569

		3,537,209

Semiconductors — 4.3%
Analog Devices Inc. 3.50%, 12/05/26 (Call 09/05/26)	249	277,351
3.90%, 12/15/25 (Call 09/15/25)	530	593,851

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.63%, 01/15/24 (Call 11/15/23)	$280	$301,476
3.88%, 01/15/27 (Call 10/15/26)	140	153,493
Broadcom Inc. 4.11%, 09/15/28 (Call 06/15/28)	339	375,985
4.70%, 04/15/25 (Call 03/15/25)	200	225,752
4.75%, 04/15/29 (Call 01/15/29)	234	268,172
5.00%, 04/15/30 (Call 01/15/30)	665	772,962
KLA Corp. 4.10%, 03/15/29 (Call 12/15/28)	130	150,516
4.65%, 11/01/24 (Call 08/01/24)	490	552,218
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	80	89,271
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	715	772,112
Micron Technology Inc. 4.64%, 02/06/24 (Call 01/06/24)	220	242,892
4.66%, 02/15/30 (Call 11/15/29)	190	223,100
4.98%, 02/06/26 (Call 12/06/25)	170	197,120
5.33%, 02/06/29 (Call 11/06/28)	240	290,130
NXP BV/NXP Funding LLC 4.88%, 03/01/24 (Call 02/01/24)(c)	260	290,090
5.35%, 03/01/26 (Call 01/01/26)(c)	320	376,895
5.55%, 12/01/28 (Call 09/01/28)(b)(c)	120	146,557
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	450	480,511

		6,780,454

Shipbuilding — 0.4%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)(b)	200	220,662
3.84%, 05/01/25 (Call 04/01/25)	191	210,507
4.20%, 05/01/30 (Call 02/01/30)	170	195,314

		626,483

Software — 2.7%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	615	684,331
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	85	94,505
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	50	55,049
Citrix Systems Inc. 3.30%, 03/01/30 (Call 12/01/29)	220	232,099
4.50%, 12/01/27 (Call 09/01/27)	541	627,132
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	325	358,717
4.20%, 10/01/28 (Call 07/01/28)	645	739,757
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	65	81,057
Oracle Corp., 3.40%, 07/08/24 (Call 04/08/24)	390	423,465
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	716	791,840
4.50%, 05/15/25 (Call 04/15/25)	105	118,078

		4,206,030

Telecommunications — 7.4%
AT&T Inc. 2.55%, 12/01/33 (Call 09/01/33)(b)(c)	503	485,934
3.40%, 05/15/25 (Call 02/15/25)	650	710,650
3.50%, 06/01/41 (Call 12/01/40)	30	30,143
3.50%, 09/15/53 (Call 03/15/53)(c)	127	116,500
3.55%, 09/15/55 (Call 03/15/55)(c)	32	29,381
4.13%, 02/17/26 (Call 11/17/25)	100	113,373
4.25%, 03/01/27 (Call 12/01/26)	600	686,814
4.35%, 03/01/29 (Call 12/01/28)	130	149,855
4.85%, 03/01/39 (Call 09/01/38)(b)	650	759,454

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2021	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/01/37 (Call 09/01/36)	$150	$185,439
5.65%, 02/15/47 (Call 08/15/46)	400	510,341
Corning Inc., 5.45%, 11/15/79 (Call 05/15/79)	420	545,225
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	495	752,100
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(b)	170	187,370
Motorola Solutions Inc. 4.60%, 02/23/28 (Call 11/23/27)	185	216,085
4.60%, 05/23/29 (Call 02/23/29)	525	611,759
Orange SA, 9.00%, 03/01/31	205	325,568
T-Mobile USA Inc. 3.50%, 04/15/25 (Call 03/15/25)(c)	765	827,141
3.75%, 04/15/27 (Call 02/15/27)(c)	540	594,821
3.88%, 04/15/30 (Call 01/15/30)(c)	90	98,948
4.38%, 04/15/40 (Call 10/15/39)(c)	161	181,286
Verizon Communications Inc. 4.13%, 03/16/27	599	690,663
4.27%, 01/15/36	725	843,912
4.40%, 11/01/34 (Call 05/01/34)	338	400,965
4.50%, 08/10/33	52	62,017
5.25%, 03/16/37	260	334,120
Vodafone Group PLC 5.00%, 05/30/38	515	638,616
6.15%, 02/27/37	445	610,059

		11,698,539

Toys, Games & Hobbies — 0.6%
Hasbro Inc. 3.50%, 09/15/27 (Call 06/15/27)	25	27,190
3.55%, 11/19/26 (Call 09/19/26)	225	246,337
3.90%, 11/19/29 (Call 08/19/29)	590	649,533

		923,060

Transportation — 1.9%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	303	476,987
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	190	217,651
FedEx Corp. 4.40%, 01/15/47 (Call 07/15/46)	525	597,449
4.55%, 04/01/46 (Call 10/01/45)	460	538,182

Security	Par/ Shares (000)	Value

Transportation (continued)
4.75%, 11/15/45 (Call 05/15/45)	$100	$121,065
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	210	236,156
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	170	175,940
United Parcel Service Inc., 6.20%, 01/15/38	465	675,535

		3,038,965

Total Corporate Bonds & Notes — 98.2% (Cost: $147,242,873)		155,603,517

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	4,400	4,403,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	903	903,000

		5,306,085

Total Short-Term Investments — 3.4% (Cost: $5,303,601)		5,306,085

Total Investments in Securities — 101.6% (Cost: $152,546,474)		160,909,602

Other Assets, Less Liabilities — (1.6)%		(2,530,462)

Net Assets — 100.0%		$158,379,140

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,605,261	$—		$(1,200,702	)(a)	$(2,062)	$588	$4,403,085	4,400	$16,882	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	735,000	168,000	(a)	—		—	—	903,000	903	1,673		—

						$(2,062)	$588	$5,306,085		$18,555		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

20	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® Investment Grade Bond Factor ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$155,603,517	$—	$155,603,517
Money Market Funds	5,306,085	—	—	5,306,085

	$5,306,085	$155,603,517	$—	$160,909,602

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Statements of Assets and Liabilities

February 28, 2021

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$76,461,615	$155,603,517
Affiliated(c)	10,087,854	5,306,085
Cash	2,493	3,175
Receivables:
Investments sold	3,800,013	9,411,164
Securities lending income — Affiliated	1,100	858
Capital shares sold	147,638	—
Dividends	14	10
Interest	1,281,186	1,673,325

Total assets	91,781,913	171,998,134

LIABILITIES
Collateral on securities loaned, at value	8,315,778	4,402,356
Payables:
Investments purchased	3,908,625	9,194,570
Investment advisory fees	16,945	22,068

Total liabilities	12,241,348	13,618,994

NET ASSETS	$79,540,565	$158,379,140

NET ASSETS CONSIST OF:
Paid-in capital	$78,615,178	$148,946,010
Accumulated earnings	925,387	9,433,130

NET ASSETS	$79,540,565	$158,379,140

Shares outstanding	1,550,000	2,950,000

Net asset value	$51.32	$53.69

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$8,013,545	$4,296,953
(b) Investments, at cost — Unaffiliated	$73,613,054	$147,242,873
(c) Investments, at cost — Affiliated	$10,086,143	$5,303,601

See notes to financial statements.

22	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2021

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,803	$1,673
Interest — Unaffiliated	2,578,349	4,367,081
Securities lending income — Affiliated — net	21,099	16,882

Total investment income	2,601,251	4,385,636

EXPENSES
Investment advisory fees	144,014	256,032
Miscellaneous	264	264

Total expenses	144,278	256,296

Net investment income	2,456,973	4,129,340

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,366,558)	1,504,742
Investments — Affiliated	(839)	(2,062)
In-kind redemptions — Unaffiliated	—	597,465

Net realized gain (loss)	(1,367,397)	2,100,145

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,844,363	87,822
Investments — Affiliated	(597)	588

Net change in unrealized appreciation (depreciation)	2,843,766	88,410

Net realized and unrealized gain	1,476,369	2,188,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,933,342	$6,317,895

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	iShares High Yield Bond Factor ETF		iShares Investment Grade Bond Factor ETF

	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/21	Year Ended 02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,456,973	$1,567,360	$4,129,340	$3,408,892
Net realized gain (loss)	(1,367,397)	(430,802)	2,100,145	3,405,041
Net change in unrealized appreciation (depreciation)	2,843,766	160,999	88,410	7,768,630

Net increase in net assets resulting from operations	3,933,342	1,297,557	6,317,895	14,582,563

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,433,532)	(1,515,602)	(5,535,834)	(5,248,264)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	38,496,080	22,600,807	64,076,853	(12,462,221)

NET ASSETS
Total increase (decrease) in net assets	39,995,890	22,382,762	64,858,914	(3,127,922)
Beginning of year	39,544,675	17,161,913	93,520,226	96,648,148

End of year	$79,540,565	$39,544,675	$158,379,140	$93,520,226

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares High Yield Bond Factor ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$49.43	$49.03	$49.99	$49.90

Net investment income(b)	2.90	2.88	2.92	1.78
Net realized and unrealized gain (loss)(c)	1.97	0.39	(0.98)	(0.11)

Net increase from investment operations	4.87	3.27	1.94	1.67

Distributions(d)
From net investment income	(2.98)	(2.87)	(2.90)	(1.58)

Total distributions	(2.98)	(2.87)	(2.90)	(1.58)

Net asset value, end of period	$51.32	$49.43	$49.03	$49.99

Total Return
Based on net asset value	10.38%	6.78%	4.08%	3.35	%(e)

Ratios to Average Net Assets
Total expenses	0.35%	0.35%	0.35%	0.35	%(f)

Net investment income	5.97%	5.77%	5.99%	5.55	%(f)

Supplemental Data
Net assets, end of period (000)	$79,541	$39,545	$17,162	$12,497

Portfolio turnover rate(g)	67%	46%	59%	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Bond Factor ETF
	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$53.44	$48.32	$48.85	$49.90

Net investment income(b)	1.56	1.88	1.88	1.05
Net realized and unrealized gain (loss)(c)	0.76	6.14	(0.69)	(1.16)

Net increase (decrease) from investment operations	2.32	8.02	1.19	(0.11)

Distributions(d)
From net investment income	(1.59)	(1.85)	(1.72)	(0.94)
From net realized gain	(0.48)	(1.05)	—	—

Total distributions	(2.07)	(2.90)	(1.72)	(0.94)

Net asset value, end of period	$53.69	$53.44	$48.32	$48.85

Total Return
Based on net asset value	4.41%	16.96%	2.54%	(0.23	)%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18%	0.18	%(f)

Net investment income	2.90%	3.67%	3.95%	3.29	%(f)

Supplemental Data
Net assets, end of period (000)	$158,379	$93,520	$96,648	$9,771

Portfolio turnover rate(g)	46%	75%	63%	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

High Yield Bond Factor(a)	Diversified
Investment Grade Bond Factor(b)	Diversified

(a)	Formerly the iShares Edge High Yield Defensive Bond ETF.
(b)	Formerly the iShares Edge Investment Grade Enhanced Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

28	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

High Yield Bond Factor
Barclays Bank PLC	$809,001	$809,001		$—	$—
BofA Securities, Inc.	183,650	183,650		—	—
Citadel Clearing LLC	17,328	17,328		—	—
Credit Suisse Securities (USA) LLC	119,129	119,129		—	—
Goldman Sachs & Co.	2,680,617	2,680,617		—	—
Jefferies LLC	312,452	312,452		—	—
JPMorgan Securities LLC	2,434,752	2,434,752		—	—
Morgan Stanley & Co. LLC	1,189,794	1,189,794		—	—
Pershing LLC	266,822	266,822		—	—

	$8,013,545	$8,013,545		$—	$—

Investment Grade Bond Factor
Barclays Bank PLC	$1,777,853	$1,777,853		$—	$—
BofA Securities, Inc.	760,836	760,836		—	—
Citadel Clearing LLC	185,497	185,497		—	—
Credit Suisse Securities (USA) LLC	11,110	11,110		—	—
JPMorgan Securities LLC	1,328,410	1,328,410		—	—
Morgan Stanley & Co. LLC	233,247	233,247		—	—

	$4,296,953	$4,296,953		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
High Yield Bond Factor	0.35%
Investment Grade Bond Factor	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
High Yield Bond Factor	$6,197
Investment Grade Bond Factor	5,358

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
High Yield Bond Factor	$—	$197,650	$27,986

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
High Yield Bond Factor	$—	$—	$27,878,121	$27,801,807
Investment Grade Bond Factor	996,486	996,170	124,733,211	62,595,237

For the year ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
High Yield Bond Factor	$37,323,767	$—
Investment Grade Bond Factor	5,416,290	5,381,846

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

30	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to realized gains (losses) from in-kind redemptions and certain deemed distributions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Investment Grade Bond Factor	$746,941	$(746,941)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20
High Yield Bond Factor
Ordinary income	$2,433,532	$1,515,602

Investment Grade Bond Factor
Ordinary income	$4,380,494	$4,708,378
Long-term capital gains	1,155,340	539,886

	$5,535,834	$5,248,264

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses	)(b)	Total
High Yield Bond Factor	$261,383	$—	$(2,112,180)		$2,776,184		$925,387
Investment Grade Bond Factor	377,266	782,483	—		8,273,381		9,433,130

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Bond Factor	$83,773,285	$2,898,561	$(122,377)	$2,776,184
Investment Grade Bond Factor	152,636,221	8,853,263	(579,882)	8,273,381

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount
High Yield Bond Factor
Shares sold	750,000	$38,496,080	450,000	$22,600,807

Investment Grade Bond Factor
Shares sold	1,300,000	$69,552,248	450,000	$23,299,370
Shares redeemed	(100,000)	(5,475,395)	(700,000)	(35,761,591)

Net increase (decrease)	1,200,000	$64,076,853	(250,000)	$(12,462,221)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

32	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares High Yield Bond Factor ETF and

iShares Investment Grade Bond Factor ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares High Yield Bond Factor ETF and iShares Investment Grade Bond Factor ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the three years in the period ended February 28, 2021 and for the period July 11, 2017 (commencement of operations) through February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year ended February 28, 2021, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the three years in the period ended February 28, 2021 and for the period July 11, 2017 (commencement of operations) through February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

34	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends
High Yield Bond Factor	$2,536,416
Investment Grade Bond Factor	4,166,435

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
High Yield Bond Factor	$1,871,894
Investment Grade Bond Factor	4,129,340

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest
High Yield Bond Factor	$1,091
Investment Grade Bond Factor	1,032

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 28, 2021:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
Investment Grade Bond Factor	$318,858	$1,155,340

I M P O R T A N T T A X I N F O R M A T I O N	35

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares High Yield Bond Factor ETF and iShares Investment Grade Bond Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

36	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
High Yield Bond Factor(a)	$2.949819	$—	$0.030841	$2.980660	99%	—%	1%		100%
Investment Grade Bond Factor(a)	1.585191	0.483344	0.000098	2.068633	77	23	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	37

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

38	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

40	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	41

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-208-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
•	iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca
•	iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 28, 2021 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.38% for the reporting period.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional large round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). Corporate bond prices were significantly impacted by the economic disruption early in the reporting period. In March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies and downgrades, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated investment-grade bonds. However, Fed actions to support the bond market drove a recovery in corporate bond prices amid record high issuance. Investment-grade bonds finished the reporting period with positive returns overall, benefiting from an improving economic outlook.

Securitized bonds also advanced, particularly mortgage-backed securities (“MBS”). The Fed announced open-ended MBS purchases in March 2020, providing significant support to the MBS market. Fed purchasing boosted prices throughout the reporting period despite increased refinancing activity due to low mortgage rates.

U.S. Treasury yields dropped significantly at the beginning of the reporting period, with the 10-year U.S. Treasury yield touching an all-time low in March 2020. However, as mass vaccinations began and the outlook for growth improved in early 2021, yields rose significantly. Higher inflation expectations near the end of the reporting period and record issuance of U.S. Treasuries weighed on bond prices, resulting in negative U.S. Treasury returns for the reporting period.

4	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) (formerly the iShares ESG 1-5 Year USD Corporate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.07%	3.51%	3.07%	13.39%
Fund Market	2.95	3.51	2.95	13.37
Index	3.60	3.81	3.60	14.55

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,005.70	$0.60	$1,000.00	$1,024.20	$0.60	0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

FUND SUMMARY	5

Fund Summary as of February 28, 2021 (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Portfolio Management Commentary

Investment-grade corporate bonds with maturity dates between one and five years and positive environmental, social, and governance (“ESG”) characteristics advanced for the reporting period. Investor interest in the ESG attributes of companies continued to grow during the reporting period, even as the coronavirus pandemic disrupted financial markets. For many investors, the threat to public health from the coronavirus underscored the importance of a financial reporting system that accounts for the larger effects of company behavior on global social and environmental well-being. Analysts viewed the results of the U.S. election in November 2020 as paving the way for further investments in infrastructure and green projects. The new administration also began to review a U.S. Department of Labor rule that would curb investment in ESG products for possible reversal.

Bonds issued by banks contributed the most to the Index’s return, as banks particularly benefited from the optimism surrounding the economic recovery and rising interest rates late in the reporting period. Banks increasingly focused on ESG issues, growing their financing to environmentally focused and alternative energy projects while examining their role in impacting social issues.

Bonds issued by consumer-facing companies, particularly in the food and beverage industry, also advanced. Due to pandemic-related restrictions, consumers spent more time at home and increased their purchases of groceries, both online and at stores. Technology company bonds also contributed amid higher sales of smartphones, wearables, and cloud-based business software.

In terms of relative performance, the Index slightly underperformed the broader market, as represented by the Bloomberg Barclays U.S. 1 – 5 Year Corporate Bond Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was 30.30% higher than the broader market, with 26.05% lower exposure to carbon intensive companies. Relative to the broader market, the Index held overweight positions in the consumer non-cyclical and technology sectors and underweight positions in energy and insurance at the end of the reporting period. Security selection in the capital goods sector detracted from relative performance, while the underweight position in energy company bonds contributed.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	1.5%
Aa	8.0
A	42.5
Baa	46.2
Ba	0.7
Not Rated	1.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-2 Years	22.9
2-3 Years	24.4
3-4 Years	28.3
4-5 Years	22.2
5-6 Years	1.7
7-8 Years	0.1
8-9 Years	0.2
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) (formerly the iShares ESG U.S. Aggregate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg Barclays MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.39%	6.85%	1.39%	16.98%
Fund Market	(0.41)	6.86	(0.41)	17.00
Index	1.53	6.97	1.53	17.29

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/18/18. The first day of secondary market trading was 10/23/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$983.80	$0.39	$1,000.00	$1,024.40	$0.40	0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

FUND SUMMARY	7

Fund Summary as of February 28, 2021 (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF

Portfolio Management Commentary

U.S. Treasury and corporate investment-grade bonds with positive environmental, social, and governance (“ESG”) characteristics posted a modest return for the reporting period. Investor interest in the ESG attributes of companies continued to grow during the reporting period, even as the coronavirus pandemic disrupted financial markets. For many investors, the threat to public health from the coronavirus underscored the importance of a financial reporting system that accounts for the larger effects of company behavior on global social and environmental well-being. Analysts viewed the results of the U.S. election in November 2020 as paving the way for further investments in infrastructure and green projects. The new administration also began to review a U.S. Department of Labor rule that would curb investment in ESG products for possible reversal.

Corporate bonds provided the majority of the Index’s return. Bonds issued by consumer-facing companies, particularly in the food and beverage industry, were among the top performers. Due to pandemic-related restrictions, consumers spent more time at home and increased their purchases of groceries, both online and at stores.

Bonds issued by banks also advanced, as banks particularly benefited from the optimism surrounding the economic recovery and rising interest rates late in the reporting period. Banks increasingly focused on ESG issues, growing their financing to environmentally focused and alternative energy projects while examining their role in impacting social issues. Technology company bonds also contributed amid higher sales of smartphones, wearables, and cloud-based business software.

In terms of relative performance, the Index nearly matched the broader market, as represented by the Bloomberg Barclays U.S. Aggregate Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was 13.8% higher than the broader market, with 54.27% lower exposure to carbon intensive companies. Relative to the broader market, the Index held an overweight position in corporate bonds and underweight positions in securitized and government-related bonds at the end of the reporting period. While the Index’s performance closely followed the broader market, positioning in government-related bonds and security selection in securitized bonds contributed slightly to relative performance.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	71.0%
Corporate Bonds & Notes	28.9
Foreign Government Obligations	3.5
Collaterized Mortgage Obligations	1.2
Asset-Backed Securities	0.4
Municipal Debt Obligations	0.0(b)
TBA Sales Commitments	(5.0)

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	68.8%
Aa	2.2
A	10.3
Baa	15.6
Ba	0.3
Not Rated	2.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

8	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware USD Corporate Bond ETF (the “Fund”) (formerly the iShares ESG USD Corporate Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg Barclays MSCI US Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.64%	5.52%	2.64%	21.58%
Fund Market	2.34	5.47	2.34	21.40
Index	3.36	5.86	3.36	23.01

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$995.60	$0.89	$1,000.00	$1,023.90	$0.90	0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

FUND SUMMARY	9

Fund Summary as of February 28, 2021 (continued)	iShares® ESG Aware USD Corporate Bond ETF

Portfolio Management Commentary

Investment-grade corporate bonds with positive environmental, social, and governance (“ESG”) characteristics advanced for the reporting period. Investor interest in the ESG attributes of companies continued to grow during the reporting period, even as the coronavirus pandemic disrupted financial markets. For many investors, the threat to public health from the coronavirus underscored the importance of a financial reporting system that accounts for the larger effects of company behavior on global social and environmental well-being. Analysts viewed the results of the U.S. election in November 2020 as paving the way for further investments in infrastructure and green projects. The new administration also began to review a U.S Department of Labor rule that would curb investment in ESG products for possible reversal.

Bonds issued by banks contributed the most to the Index’s return, as banks particularly benefited from the optimism surrounding the economic recovery and rising interest rates late in the reporting period. Banks increasingly focused on ESG issues, growing their financing to environmentally focused and alternative energy projects while examining their role in impacting social issues.

Bonds issued by consumer-facing companies, particularly in the food and beverage industry, also advanced. Due to pandemic-related restrictions, consumers spent more time at home and increased their purchases of groceries, both online and at stores. Technology company bonds also contributed amid higher sales of smartphones, wearables, and cloud-based business software.

In terms of relative performance, the Index slightly underperformed the broader market, as represented by the Bloomberg Barclays U.S. Corporate Bond Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was 26.20% higher than the broader market, with 42.80% lower exposure to carbon intensive companies. Relative to the broader market, the Index held overweight positions in the technology and capital goods sectors, and underweight positions in banking and energy. Security selection in the capital goods and consumer cyclical sectors detracted from relative performance, while both security selection and the underweight position in energy company bonds contributed.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	5.6
A	37.8
Baa	52.2
Ba	1.2
Not Rated	0.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)
1-5 Years	30.3%
5-10 Years	30.8
10-15 Years	4.6
15-20 Years	7.5
More than 20 Years	26.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$504	$551,583
WPP Finance 2010 3.63%, 09/07/22	947	990,410
3.75%, 09/19/24	1,602	1,762,264

		3,304,257

Aerospace & Defense — 0.3%
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	215	232,688
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	386	427,290
3.85%, 06/15/23 (Call 05/15/23)	673	723,058
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	499	559,893

		1,942,929

Agriculture — 0.8%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,373	1,389,641
3.00%, 09/25/22 (Call 08/25/22)	1,708	1,767,473
4.35%, 03/15/24 (Call 02/15/24)	1,662	1,830,859

		4,987,973

Airlines — 0.0%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	275	315,398

Apparel — 0.4%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	443	459,670
2.40%, 03/27/25 (Call 02/27/25)	194	205,805
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	542	598,119
Ralph Lauren Corp.
1.70%, 06/15/22	98	99,644
3.75%, 09/15/25 (Call 07/15/25)	60	66,485
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	513	524,430
VF Corp.
2.05%, 04/23/22	70	71,347
2.40%, 04/23/25 (Call 03/23/25)	822	864,530

		2,890,030

Auto Manufacturers — 1.8%
American Honda Finance Corp.
0.65%, 09/08/23	241	242,330
0.88%, 07/07/23(a)	25	25,278
1.00%, 09/10/25	120	119,467
1.20%, 07/08/25	150	151,133
1.95%, 05/10/23	42	43,415
2.05%, 01/10/23	380	391,890
2.15%, 09/10/24(a)	665	698,782
2.40%, 06/27/24	224	236,882
2.90%, 02/16/24	464	495,923
3.45%, 07/14/23(a)	138	147,864
3.55%, 01/12/24	795	861,923
3.63%, 10/10/23(a)	473	511,833
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	2,237	2,221,408
3.65%, 10/01/23 (Call 07/01/23)	1,060	1,140,761
General Motors Co., 4.00%, 04/01/25	500	547,775
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	500	528,520
3.50%, 11/07/24 (Call 09/07/24)	13	14,077
3.95%, 04/13/24 (Call 02/13/24)(a)	147	159,666

Security	Par (000)	Value

Auto Manufacturers (continued)
4.00%, 01/15/25 (Call 10/15/24)	$500	$545,230
4.25%, 05/15/23	113	121,342
4.35%, 04/09/25 (Call 02/09/25)	200	221,966
5.10%, 01/17/24 (Call 12/17/23)	162	180,288
PACCAR Financial Corp.
0.35%, 08/11/23	88	88,007
1.90%, 02/07/23(a)	85	87,623
2.00%, 09/26/22	210	215,620
2.30%, 08/10/22	35	36,015
2.65%, 04/06/23	40	42,005
Toyota Motor Corp.
2.16%, 07/02/22	5	5,125
3.42%, 07/20/23	35	37,531
Toyota Motor Credit Corp.
0.45%, 07/22/22(a)	231	231,577
0.50%, 08/14/23	219	219,679
1.15%, 05/26/22	57	57,593
1.35%, 08/25/23	40	40,924
1.80%, 02/13/25	197	203,743
2.00%, 10/07/24	40	41,977
2.63%, 01/10/23	45	46,916
2.70%, 01/11/23	45	47,010
2.80%, 07/13/22	5	5,172
2.90%, 03/30/23	188	197,947
2.90%, 04/17/24	18	19,283
3.00%, 04/01/25	459	495,748
3.40%, 04/14/25	68	74,713
3.45%, 09/20/23	62	66,750

		11,868,711

Auto Parts & Equipment — 0.4%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,037	1,135,722
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	19	21,552
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	704	766,536
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	353	383,930

		2,307,740

Banks — 29.5%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	50,254
2.63%, 05/19/22	725	745,923
2.63%, 11/09/22	669	695,686
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	3,130	3,154,257
1.13%, 09/18/25	2,875	2,851,511
Banco Santander SA
2.75%, 05/28/25	420	444,108
3.85%, 04/12/23	105	112,242
5.18%, 11/19/25	50	57,600
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	400	414,796
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24)(b)	125	125,755
1.32%, 06/19/26 (Call 06/19/25)(b)	319	321,172
1.49%, 05/19/24 (Call 05/19/23)(b)	175	178,859
2.02%, 02/13/26 (Call 02/13/25)(b)	1,615	1,669,070
2.46%, 10/22/25 (Call 10/22/24)(b)	705	746,038
3.09%, 10/01/25 (Call 10/01/24)(b)	389	419,595
3.37%, 01/23/26 (Call 01/23/25)(b)	162	176,096
3.46%, 03/15/25 (Call 03/15/24)(b)	686	740,715
3.55%, 03/05/24 (Call 03/05/23)(b)	704	746,930
3.86%, 07/23/24 (Call 07/23/23)(b)	734	791,083

12	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.88%, 08/01/25	$445	$498,057
4.00%, 04/01/24	378	416,015
4.00%, 01/22/25	216	239,058
4.10%, 07/24/23	456	496,101
4.13%, 01/22/24	115	126,873
4.20%, 08/26/24	555	616,078
Series L, 3.95%, 04/21/25	570	630,808
Bank of Montreal
1.85%, 05/01/25	270	278,921
2.05%, 11/01/22	485	499,065
2.35%, 09/11/22	1,192	1,230,502
2.50%, 06/28/24	887	941,258
2.55%, 11/06/22 (Call 10/06/22)	1,086	1,125,281
2.90%, 03/26/22	953	980,094
4.34%, 10/05/28 (Call 10/05/23)(b)	462	502,873
Series E, 3.30%, 02/05/24	1,206	1,300,659
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	790	813,352
1.85%, 01/27/23 (Call 01/02/23)	25	25,714
1.95%, 08/23/22	414	424,408
2.10%, 10/24/24	805	849,565
2.20%, 08/16/23 (Call 06/16/23)	1,285	1,340,139
2.66%, 05/16/23 (Call 05/16/22)(b)	658	676,463
2.95%, 01/29/23 (Call 12/29/22)	475	498,080
3.25%, 09/11/24 (Call 08/11/24)(a)	221	241,299
3.40%, 05/15/24 (Call 04/15/24)	416	453,195
3.45%, 08/11/23	709	762,771
3.50%, 04/28/23	569	607,806
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	579	631,029
Series G, 3.00%, 02/24/25 (Call 01/24/25)	100	108,039
Bank of Nova Scotia (The)
0.80%, 06/15/23	233	235,106
1.30%, 06/11/25(a)	971	980,360
1.63%, 05/01/23	330	338,923
1.95%, 02/01/23	49	50,497
2.00%, 11/15/22	478	491,972
2.20%, 02/03/25	2,782	2,906,606
2.38%, 01/18/23(a)	530	550,129
2.45%, 09/19/22	772	797,939
2.70%, 03/07/22	1,392	1,427,009
3.40%, 02/11/24	1,037	1,122,044
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(b)	395	416,780
3.65%, 03/16/25	120	130,584
3.68%, 01/10/23 (Call 01/10/22)	378	388,043
3.93%, 05/07/25 (Call 05/07/24)(b)	820	893,021
4.34%, 05/16/24 (Call 05/16/23)(b)	880	948,103
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	7,275	7,504,162
3.88%, 04/10/25 (Call 03/10/25)	100	110,791
2.50%, 08/27/24 (Call 07/27/24)	1,885	1,991,314
BNP Paribas SA
3.25%, 03/03/23	1,193	1,264,795
4.25%, 10/15/24(a)	535	599,088
BPCE SA, 4.00%, 04/15/24	540	595,031
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	252	254,868
0.95%, 10/23/25	50	49,765
2.25%, 01/28/25	1,494	1,561,006
2.55%, 06/16/22(a)	2,019	2,079,328

Security	Par (000)	Value

Banks (continued)
2.61%, 07/22/23 (Call 07/22/22)(a)(b)	$788	$811,916
3.10%, 04/02/24	1,550	1,663,739
3.50%, 09/13/23	2,722	2,939,542
Citigroup Inc.
1.68%, 05/15/24 (Call 05/15/23)(b)	140	143,478
2.70%, 10/27/22 (Call 09/27/22)	91	94,337
2.88%, 07/24/23 (Call 07/24/22)(b)	1,165	1,203,480
3.11%, 04/08/26 (Call 04/08/25)(b)	1,070	1,150,956
3.30%, 04/27/25	407	444,843
3.35%, 04/24/25 (Call 04/24/24)(b)	1,039	1,121,216
3.38%, 03/01/23(a)	259	274,105
3.50%, 05/15/23	751	798,876
3.70%, 01/12/26	25	27,901
3.75%, 06/16/24(a)	191	210,163
3.88%, 10/25/23(a)	80	87,191
3.88%, 03/26/25	100	109,896
4.00%, 08/05/24	289	318,481
4.04%, 06/01/24 (Call 06/01/23)(b)	1,064	1,148,418
4.05%, 07/30/22	45	47,259
4.40%, 06/10/25	1,274	1,431,263
5.50%, 09/13/25	142	167,698
Comerica Bank, 2.50%, 07/23/24	309	329,190
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	1,809	1,944,205
Credit Suisse AG/New York NY
2.95%, 04/09/25	40	43,216
3.63%, 09/09/24	760	835,506
Credit Suisse Group AG
3.75%, 03/26/25	244	267,729
3.80%, 06/09/23	611	655,322
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	20	21,006
Deutsche Bank AG/London, 3.70%, 05/30/24	480	517,675
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(b)	1,010	1,021,160
2.22%, 09/18/24 (Call 09/18/23)(b)	250	257,270
3.30%, 11/16/22	1,094	1,140,944
3.70%, 05/30/24	210	226,466
3.95%, 02/27/23	740	785,073
3.96%, 11/26/25 (Call 11/26/24)(b)	1,500	1,638,000
4.10%, 01/13/26	500	549,105
Series D, 5.00%, 02/14/22	100	104,132
Discover Bank, 2.45%, 09/12/24 (Call 08/12/24)	25	26,370
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	40	41,947
3.65%, 01/25/24 (Call 12/25/23)	125	135,606
4.30%, 01/16/24 (Call 12/16/23)	25	27,482
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	10	11,259
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	50	52,955
4.00%, 05/26/25 (Call 04/26/25)	135	149,704
Goldman Sachs Group Inc. (The)
2.91%, 06/05/23 (Call 06/05/22)(b)	529	545,156
2.91%, 07/24/23 (Call 07/24/22)(b)	226	233,578
3.20%, 02/23/23 (Call 01/23/23)	872	917,117
3.27%, 09/29/25 (Call 09/29/24)(b)	936	1,015,017
3.50%, 01/23/25 (Call 10/23/24)	205	223,077
3.50%, 04/01/25 (Call 03/01/25)	451	493,741
3.63%, 01/22/23	547	579,618
3.63%, 02/20/24 (Call 01/20/24)	656	712,659
3.75%, 05/22/25 (Call 02/22/25)	105	115,868

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 07/08/24 (Call 04/08/24)	$413	$452,388
4.00%, 03/03/24	899	988,594
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25)(b)	520	535,278
2.63%, 11/07/25 (Call 11/07/24)(b)	420	444,217
3.60%, 05/25/23	60	64,148
3.80%, 03/11/25 (Call 03/11/24)(b)	890	966,816
3.95%, 05/18/24 (Call 05/18/23)(b)	25	26,835
4.25%, 03/14/24	160	175,078
4.25%, 08/18/25	72	80,389
4.29%, 09/12/26 (Call 09/12/25)(b)	270	302,554
HSBC USA Inc., 3.50%, 06/23/24	200	218,188
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	990	1,051,895
4.00%, 05/15/25 (Call 04/15/25)	1,045	1,170,337
ING Groep NV
3.15%, 03/29/22	738	760,708
3.55%, 04/09/24	707	768,318
4.10%, 10/02/23	1,010	1,102,546
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	2,750	3,073,592
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(b)	329	336,712
2.01%, 03/13/26 (Call 03/13/25)(b)	965	999,682
2.08%, 04/22/26 (Call 04/22/25)(b)	1,062	1,102,260
2.30%, 10/15/25 (Call 10/15/24)(b)	416	437,503
2.70%, 05/18/23 (Call 03/18/23)	46	48,197
3.13%, 01/23/25 (Call 10/23/24)	79	85,231
3.20%, 01/25/23	75	79,079
3.22%, 03/01/25 (Call 03/01/24)(b)	817	877,768
3.38%, 05/01/23	15	15,951
3.56%, 04/23/24 (Call 04/23/23)(b)	100	106,552
3.63%, 05/13/24	367	402,382
3.80%, 07/23/24 (Call 07/23/23)(b)	113	121,767
3.88%, 02/01/24	63	69,068
3.88%, 09/10/24	611	675,705
3.90%, 07/15/25 (Call 04/15/25)	49	54,596
4.02%, 12/05/24 (Call 12/05/23)(b)	535	585,129
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	262	269,035
3.38%, 03/07/23	375	397,916
Lloyds Bank PLC, 3.50%, 05/14/25(a)	500	548,325
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	1,435	1,498,456
2.86%, 03/17/23 (Call 03/17/22)(b)	670	686,515
3.87%, 07/09/25 (Call 07/09/24)(b)	121	132,754
3.90%, 03/12/24	200	218,882
4.05%, 08/16/23	330	358,076
4.45%, 05/08/25	235	265,559
4.50%, 11/04/24	255	284,792
4.58%, 12/10/25	1,500	1,697,340
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	170	182,616
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	705	733,341
2.62%, 07/18/22	515	530,975
2.67%, 07/25/22	70	72,231
2.80%, 07/18/24	20	21,363
2.95%, 03/01/21	250	250,000
3.41%, 03/07/24	752	812,401
3.46%, 03/02/23	40	42,387
3.76%, 07/26/23	86	92,635

Security	Par (000)	Value

Banks (continued)
3.78%, 03/02/25	$78	$85,922
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(b)	520	527,961
2.23%, 05/25/26 (Call 05/25/25)(b)	785	815,811
2.56%, 09/13/25 (Call 09/13/24)(b)	370	390,150
2.72%, 07/16/23 (Call 07/16/22)(b)	415	427,894
2.84%, 07/16/25 (Call 07/16/24)(b)	245	260,180
3.55%, 03/05/23	310	329,214
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25)(b)	2,070	2,044,912
2.19%, 04/28/26 (Call 04/28/25)(b)	1,872	1,943,473
2.72%, 07/22/25 (Call 07/22/24)(b)	966	1,027,554
2.75%, 05/19/22	1,344	1,384,629
3.13%, 01/23/23	1,163	1,222,534
3.70%, 10/23/24	1,537	1,697,417
3.74%, 04/24/24 (Call 04/24/23)(b)	1,672	1,785,512
3.75%, 02/25/23	1,432	1,525,767
3.88%, 01/27/26	2,000	2,251,860
4.00%, 07/23/25	418	470,145
4.10%, 05/22/23	633	681,418
4.88%, 11/01/22	1,291	1,384,404
5.00%, 11/24/25	332	388,032
Series F, 3.88%, 04/29/24	989	1,087,297
Series I, 0.86%, 10/21/25 (Call 10/21/24)(b)	36	36,065
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	45	48,218
National Australia Bank Ltd./New York, 2.50%, 05/22/22	407	418,274
National Bank of Canada
0.90%, 08/15/23 (Call 08/15/22)(b)	125	125,745
2.10%, 02/01/23	265	273,506
Natwest Group PLC
3.50%, 05/15/23 (Call 05/15/22)(b)	550	569,123
3.75%, 11/01/29 (Call 11/01/24)(a)(b)	749	792,045
3.88%, 09/12/23	510	550,591
4.27%, 03/22/25 (Call 03/22/24)(b)	660	724,033
4.52%, 06/25/24 (Call 06/25/23)(b)	575	624,611
5.13%, 05/28/24	1,007	1,126,511
6.00%, 12/19/23	930	1,054,332
6.10%, 06/10/23	18	19,995
6.13%, 12/15/22	240	261,492
Northern Trust Corp.
2.38%, 08/02/22	816	840,252
3.95%, 10/30/25	65	73,587
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	305	319,286
3.25%, 06/01/25 (Call 05/02/25)	50	54,798
3.50%, 06/08/23 (Call 05/09/23)	367	392,316
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	658	695,874
2.85%, 11/09/22(c)	673	702,242
3.30%, 03/08/22 (Call 02/06/22)	356	366,114
3.50%, 01/23/24 (Call 12/23/23)	1,926	2,090,307
3.90%, 04/29/24 (Call 03/29/24)	515	566,047
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	614	642,563
3.80%, 08/14/23 (Call 07/14/23)	695	748,251
Royal Bank of Canada
1.15%, 06/10/25	629	632,466
1.60%, 04/17/23	110	112,847
1.95%, 01/17/23	130	133,965

14	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.25%, 11/01/24	$773	$816,242
2.55%, 07/16/24	659	701,189
2.80%, 04/29/22	264	271,785
3.70%, 10/05/23(a)	665	721,412
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,674	1,752,193
3.45%, 06/02/25 (Call 05/02/25)	325	349,966
3.50%, 06/07/24 (Call 05/07/24)	509	547,531
3.70%, 03/28/22 (Call 02/28/22)	112	115,401
4.50%, 07/17/25 (Call 04/17/25)	380	423,312
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	250	250,505
3.37%, 01/05/24 (Call 01/05/23)(b)	385	404,227
3.57%, 01/10/23 (Call 01/10/22)	775	795,297
4.80%, 11/15/24 (Call 11/15/23)(a)(b)	525	581,532
Santander UK PLC
2.10%, 01/13/23	200	206,310
4.00%, 03/13/24	99	108,722
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	449	460,553
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(b)	1,272	1,350,521
2.65%, 05/15/23 (Call 05/15/22)(b)	1,742	1,790,654
3.10%, 05/15/23	928	983,996
3.30%, 12/16/24	802	883,620
3.55%, 08/18/25	395	439,588
3.70%, 11/20/23	429	468,545
3.78%, 12/03/24 (Call 12/03/23)(a)(b)	586	639,308
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25(a)	325	329,400
2.35%, 01/15/25(a)	1,540	1,612,041
2.45%, 09/27/24	915	968,088
2.70%, 07/16/24	875	931,630
2.78%, 07/12/22	790	816,173
2.78%, 10/18/22	853	886,335
3.10%, 01/17/23	1,020	1,071,561
3.75%, 07/19/23	480	517,598
3.94%, 10/16/23	126	137,350
SVB Financial Group, 3.50%, 01/29/25	100	109,285
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	260	284,609
Toronto-Dominion Bank (The)
0.45%, 09/11/23	306	306,747
0.75%, 06/12/23	150	151,355
0.75%, 09/11/25(a)	110	108,591
1.15%, 06/12/25	736	740,725
1.90%, 12/01/22	1,366	1,404,917
2.65%, 06/12/24	1,710	1,824,690
3.25%, 03/11/24	1,221	1,318,595
3.50%, 07/19/23	2,542	2,734,912
Truist Bank
2.64%, 09/17/29 (Call 09/17/24)(b)	121	127,567
3.20%, 04/01/24 (Call 03/01/24)	10	10,793
3.63%, 09/16/25 (Call 08/16/25)	250	277,457
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	65	67,338
2.50%, 08/01/24 (Call 07/01/24)	323	342,164
2.85%, 10/26/24 (Call 09/26/24)	400	430,000
3.05%, 06/20/22 (Call 05/20/22)	70	72,358
3.75%, 12/06/23 (Call 11/06/23)	537	584,589
4.00%, 05/01/25 (Call 03/01/25)	5	5,583

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	$135	$137,939
2.40%, 07/30/24 (Call 06/28/24)	119	126,166
3.38%, 02/05/24 (Call 01/05/24)	45	48,660
3.60%, 09/11/24 (Call 08/11/24)	77	84,662
3.70%, 01/30/24 (Call 12/29/23)	59	64,334
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	15	15,446
2.80%, 01/27/25 (Call 12/27/24)	10	10,712
3.40%, 07/24/23 (Call 06/23/23)	10	10,704
Westpac Banking Corp.
2.00%, 01/13/23	147	151,654
2.35%, 02/19/25	808	852,311
2.50%, 06/28/22	621	639,425
2.75%, 01/11/23	1,451	1,517,499
2.89%, 02/04/30 (Call 02/04/25)(b)	606	629,222
3.30%, 02/26/24	797	862,442
3.65%, 05/15/23	808	866,346

		192,509,354

Beverages — 3.6%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	774	864,543
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	35	38,192
Coca-Cola Co. (The)
1.75%, 09/06/24	484	504,918
2.50%, 04/01/23	1	1,047
2.95%, 03/25/25	85	92,008
3.20%, 11/01/23	663	714,237
Constellation Brands Inc., 4.25%, 05/01/23	125	134,741
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,600	2,642,484
2.13%, 10/24/24 (Call 09/24/24)	2,200	2,310,726
2.63%, 04/29/23 (Call 01/29/23)	1,414	1,474,562
3.50%, 09/18/23 (Call 08/18/23)	900	967,581
Diageo Investment Corp., 2.88%, 05/11/22	2,329	2,400,430
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	312	333,413
4.06%, 05/25/23 (Call 04/25/23)	752	809,490
4.42%, 05/25/25 (Call 03/25/25)	144	163,084
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	140	144,796
PepsiCo Inc.
0.75%, 05/01/23	630	636,514
2.25%, 05/02/22 (Call 04/02/22)	662	676,266
2.25%, 03/19/25 (Call 02/19/25)	1,657	1,748,334
2.75%, 03/05/22	1,970	2,020,412
2.75%, 03/01/23(a)	1,758	1,845,355
2.75%, 04/30/25 (Call 01/30/25)	524	562,661
3.10%, 07/17/22 (Call 05/17/22)	1,108	1,146,038
3.50%, 07/17/25 (Call 04/17/25)(a)	716	791,739
3.60%, 03/01/24 (Call 12/01/23)	175	190,750

		23,214,321

Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	352	364,369
2.25%, 08/19/23 (Call 06/19/23)	544	566,734
2.65%, 05/11/22 (Call 04/11/22)	494	506,503
2.70%, 05/01/22 (Call 03/01/22)	95	97,242
3.13%, 05/01/25 (Call 02/01/25)	431	465,674
3.63%, 05/15/22 (Call 02/15/22)	577	594,876

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.63%, 05/22/24 (Call 02/22/24)	$1,330	$1,448,982
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	65	72,301
Biogen Inc.
3.63%, 09/15/22	165	173,118
4.05%, 09/15/25 (Call 06/15/25)	144	162,164
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	50	50,090
1.95%, 03/01/22 (Call 02/01/22)	277	281,573
2.50%, 09/01/23 (Call 07/01/23)(a)	783	820,365
3.25%, 09/01/22 (Call 07/01/22)	825	856,358
3.50%, 02/01/25 (Call 11/01/24)	422	459,803
3.70%, 04/01/24 (Call 01/01/24)	2,478	2,687,490

		9,607,642

Building Materials — 0.4%
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	772	837,705
4.00%, 06/15/25 (Call 03/15/25)	108	119,786
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(c)	1,018	1,102,911
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	110	110,550
3.00%, 11/15/23 (Call 09/15/23)	138	145,861
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	31	34,253
Masco Corp., 4.45%, 04/01/25 (Call 03/22/21)(a)	121	136,657
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	60	66,689

		2,554,412

Chemicals — 1.7%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	39	42,390
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	321	344,947
4.63%, 11/15/22	255	272,067
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	267	290,114
DuPont de Nemours Inc.
2.17%, 05/01/23(a)	196	196,964
4.21%, 11/15/23 (Call 10/15/23)	1,247	1,366,687
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	58	63,535
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	3,095	3,180,577
3.25%, 01/14/23 (Call 11/14/22)(a)	970	1,016,851
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	109	111,695
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	306	320,180
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	155	158,633
2.70%, 02/21/23 (Call 11/21/22)(a)	41	42,623
LYB International Finance BV, 4.00%, 07/15/23	458	495,300
LYB International Finance III LLC, 2.88%, 05/01/25 (Call 04/01/25)	41	43,700
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	461	480,616
4.25%, 11/15/23 (Call 08/15/23)	368	399,942
Nutrien Ltd.
1.90%, 05/13/23	456	470,277
3.15%, 10/01/22 (Call 07/01/22)	41	42,461
3.63%, 03/15/24 (Call 12/15/23)	205	221,812

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	$656	$691,076
3.20%, 03/15/23 (Call 02/15/23)	77	81,033
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	273	293,382
3.45%, 08/01/25 (Call 05/01/25)	135	147,223

		10,774,085

Commercial Services — 1.5%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,492	1,656,150
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/25)(a)	90	95,206
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	478	496,513
3.75%, 03/24/25 (Call 02/24/25)	5	5,526
4.50%, 09/01/22 (Call 06/01/22)	238	250,078
4.88%, 02/15/24 (Call 11/15/23)(a)	500	556,155
PayPal Holdings Inc.
1.35%, 06/01/23	417	425,478
1.65%, 06/01/25 (Call 05/01/25)	1,990	2,043,790
2.40%, 10/01/24 (Call 09/01/24)	1,000	1,059,940
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	2,780	2,941,546
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	89	99,525
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	35	38,967

		9,668,874

Computers — 3.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	15	14,815
1.13%, 05/11/25 (Call 04/11/25)	556	562,477
3.20%, 05/13/25	45	49,226
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(d)	474	518,987
5.85%, 07/15/25 (Call 06/15/25)(d)	472	555,889
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	336	367,140
4.25%, 04/15/24 (Call 02/15/24)	556	605,067
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	403	412,172
2.25%, 04/01/23 (Call 03/01/23)	541	559,215
4.40%, 10/15/22 (Call 08/15/22)	1,990	2,101,878
4.45%, 10/02/23 (Call 09/02/23)	207	226,297
4.65%, 10/01/24 (Call 09/01/24)	440	495,308
4.90%, 10/15/25 (Call 07/15/25)	1,628	1,870,784
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	1,145	1,195,128
4.05%, 09/15/22(a)	790	833,727
IBM Credit LLC
2.20%, 09/08/22	350	359,772
3.00%, 02/06/23	340	357,248
International Business Machines Corp.
1.88%, 08/01/22	1,012	1,034,800
2.85%, 05/13/22	1,239	1,277,607
2.88%, 11/09/22	891	929,661
3.00%, 05/15/24	3,819	4,108,022
3.38%, 08/01/23	428	459,586
3.45%, 02/19/26	3,000	3,319,440
3.63%, 02/12/24	1,159	1,265,222
7.00%, 10/30/25	75	95,299

16	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)(d)	$241	$252,790
3.63%, 05/15/25 (Call 04/15/25)(d)	292	320,523
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	29	29,886
3.30%, 09/29/24 (Call 07/29/24)	37	40,108

		24,218,074

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	286	295,109
2.10%, 05/01/23	346	359,477
2.25%, 11/15/22(a)	261	269,811
3.25%, 03/15/24	1,290	1,401,843
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	65	68,318
Procter & Gamble Co. (The)
2.15%, 08/11/22	2,791	2,869,008
3.10%, 08/15/23	1,071	1,146,645
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)(a)	467	496,430
3.00%, 03/07/22	345	354,705
3.25%, 03/07/24 (Call 02/07/24)(a)	337	364,442

		7,625,788

Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	922	957,368

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	255	265,310
3.50%, 01/15/25 (Call 11/15/24)	500	526,750
4.13%, 07/03/23 (Call 06/03/23)	535	568,266
4.50%, 09/15/23 (Call 08/15/23)	50	54,015
6.50%, 07/15/25 (Call 06/15/25)	150	175,528
Affiliated Managers Group Inc., 4.25%, 02/15/24(a)	35	38,543
Air Lease Corp.
2.25%, 01/15/23	82	84,171
2.30%, 02/01/25 (Call 01/01/25)	530	541,994
3.00%, 09/15/23 (Call 07/15/23)	210	220,221
3.25%, 03/01/25 (Call 01/01/25)	110	116,284
3.38%, 07/01/25 (Call 06/01/25)	10	10,630
3.88%, 07/03/23 (Call 06/03/23)	10	10,664
4.25%, 02/01/24 (Call 01/01/24)	538	585,521
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	282	297,654
4.40%, 09/25/23 (Call 08/25/23)	535	568,721
5.00%, 04/01/23	386	412,823
Ally Financial Inc.
3.05%, 06/05/23 (Call 05/05/23)	91	95,554
3.88%, 05/21/24 (Call 04/21/24)	528	574,480
4.63%, 05/19/22	431	451,705
4.63%, 03/30/25(a)	308	346,189
5.13%, 09/30/24(a)	1,078	1,227,723
5.80%, 05/01/25 (Call 04/01/25)	40	46,832
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,670	1,719,799
2.50%, 07/30/24 (Call 06/30/24)	1,310	1,389,137
2.65%, 12/02/22(a)	1,614	1,678,705
2.75%, 05/20/22 (Call 04/20/22)	612	628,971
3.00%, 10/30/24 (Call 09/29/24)	890	962,339
3.40%, 02/27/23 (Call 01/27/23)	1,201	1,270,093

Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 02/22/24 (Call 01/22/24)	$1,068	$1,156,409
3.63%, 12/05/24 (Call 11/04/24)	100	110,557
3.70%, 08/03/23 (Call 07/03/23)	1,037	1,116,330
4.20%, 11/06/25 (Call 10/06/25)	65	74,373
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	651	665,687
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	279	300,042
3.70%, 10/15/24	355	392,609
4.00%, 10/15/23	35	38,266
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	124	130,070
5.38%, 07/24/23	203	221,510
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	956	1,045,252
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	200	215,220
3.30%, 10/30/24 (Call 09/30/24)	648	702,847
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	83	89,299
3.55%, 02/01/24 (Call 01/01/24)	30	32,625
3.85%, 05/21/25 (Call 03/21/25)	69	77,127
4.20%, 03/24/25 (Call 02/24/25)	440	495,053
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	782	843,747
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	315	344,459
3.95%, 11/06/24 (Call 08/06/24)	530	583,906
Franklin Resources Inc.
2.80%, 09/15/22(a)	245	254,170
2.85%, 03/30/25	365	391,798
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(d)	485	526,715
Intercontinental Exchange Inc.
0.70%, 06/15/23	74	74,437
4.00%, 10/15/23	8	8,722
International Lease Finance Corp., 5.88%, 08/15/22	825	884,350
Invesco Finance PLC
3.13%, 11/30/22	543	568,478
3.75%, 01/15/26	19	21,150
4.00%, 01/30/24	905	993,835
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	220	229,995
3.38%, 04/01/24	1,591	1,731,072
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	120	132,268
Nomura Holdings Inc., 1.85%, 07/16/25	510	520,746
ORIX Corp.
2.90%, 07/18/22	140	144,546
3.25%, 12/04/24	70	76,034
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	703	771,852
4.38%, 03/19/24 (Call 02/19/24)	421	461,904
4.50%, 07/23/25 (Call 04/23/25)	133	148,421
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	1,822	1,927,621
3.60%, 03/15/22 (Call 02/15/22)	913	939,660
4.25%, 06/09/23 (Call 05/09/23)(a)	405	436,165

		34,747,949

Electric — 5.8%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,921	3,165,663
3.20%, 04/15/25 (Call 03/15/25)	4,873	5,268,054

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	$350	$371,374
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	83	85,455
2.50%, 09/01/24 (Call 08/01/24)	227	239,975
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,030	1,066,792
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	202	217,394
Edison International
2.40%, 09/15/22 (Call 08/15/22)	146	149,403
2.95%, 03/15/23 (Call 01/15/23)	572	594,068
3.13%, 11/15/22 (Call 10/15/22)	60	62,293
3.55%, 11/15/24 (Call 10/15/24)	295	318,063
4.95%, 04/15/25 (Call 03/15/25)	366	411,494
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	392	409,801
Series H, 3.15%, 01/15/25 (Call 10/15/24)	263	282,959
Series K, 2.75%, 03/15/22 (Call 02/15/22)(a)	1,515	1,549,739
Series L, 2.90%, 10/01/24 (Call 08/01/24)	857	920,049
Series N, 3.80%, 12/01/23 (Call 11/01/23)	583	634,182
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	110	108,444
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	781	808,358
3.95%, 06/15/25 (Call 03/15/25)	1,052	1,168,162
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	1,181	1,267,615
3.40%, 03/15/22 (Call 02/15/22)	718	737,680
4.25%, 06/15/22 (Call 03/15/22)	631	653,754
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	918	956,822
2.85%, 04/01/25 (Call 03/01/25)	2,382	2,558,792
3.25%, 06/01/24 (Call 12/01/23)	190	204,136
Iberdrola International BV, 5.81%, 03/15/25(a)	15	17,680
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	633	656,320
3.65%, 06/15/24 (Call 03/15/24)	373	405,003
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	53,528
2.95%, 02/07/24 (Call 12/07/23)	26	27,733
4.75%, 04/30/43 (Call 04/30/23)(b)	10	10,369
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	390	399,434
2.75%, 05/01/25 (Call 04/01/25)	1,153	1,228,902
2.80%, 01/15/23 (Call 12/15/22)	769	802,813
2.90%, 04/01/22	887	911,685
3.15%, 04/01/24 (Call 03/01/24)	2,095	2,249,758
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	465	477,671
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	51	54,509
2.95%, 04/01/25 (Call 01/01/25)(a)	294	317,441
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	40	41,063
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	165	178,238
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	182	195,803
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	95	98,851
3.25%, 09/01/23 (Call 08/01/23)	231	246,974

Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	$265	$261,412
2.65%, 11/15/22 (Call 10/15/22)	530	549,488
2.88%, 06/15/24 (Call 05/15/24)	1,296	1,384,154
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	538	576,187
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	83	86,706
3.55%, 06/15/24 (Call 03/15/24)	1,044	1,132,542
4.05%, 12/01/23 (Call 09/01/23)	830	902,268
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	25	26,736
Series D, 3.40%, 06/01/23 (Call 05/01/23)	15	15,908
Series E, 3.70%, 08/01/25 (Call 06/01/25)	140	153,966

		37,673,663

Electronics — 1.3%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	459	475,845
3.88%, 07/15/23 (Call 04/15/23)(a)	542	580,097
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	79	84,129
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	116	123,954
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	20	21,652
Avnet Inc., 4.88%, 12/01/22	182	194,336
Flex Ltd., 5.00%, 02/15/23	377	406,474
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	600	600,666
1.35%, 06/01/25 (Call 05/01/25)(a)	1,836	1,874,574
2.30%, 08/15/24 (Call 07/15/24)	1,160	1,230,598
3.35%, 12/01/23(a)	110	119,022
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	201	226,177
Legrand France SA, 8.50%, 02/15/25(a)	40	51,258
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	99	98,421
2.35%, 09/15/24 (Call 08/15/24)(a)	491	518,133
3.65%, 09/15/23 (Call 08/15/23)	633	682,653
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	439	471,916
4.75%, 12/01/24 (Call 09/01/24)	253	285,748
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	109	118,286

		8,163,939

Environmental Control — 0.0%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	90	95,414
3.20%, 03/15/25 (Call 12/15/24)	45	48,565
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	57	59,251
3.13%, 03/01/25 (Call 12/01/24)	45	48,604

		251,834

Food — 1.8%
Campbell Soup Co.
2.50%, 08/02/22	687	707,136
3.65%, 03/15/23 (Call 02/15/23)(a)	1,052	1,117,129
3.95%, 03/15/25 (Call 01/15/25)(a)	50	55,427
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	153	159,955
4.30%, 05/01/24 (Call 04/01/24)	950	1,051,574
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	1,264	1,306,546

18	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.65%, 02/15/24 (Call 11/15/23)	$143	$155,611
3.70%, 10/17/23 (Call 09/17/23)	1,224	1,324,160
4.00%, 04/17/25 (Call 02/17/25)	58	64,636
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	258	258,369
2.05%, 11/15/24 (Call 10/15/24)	40	42,157
JM Smucker Co. (The), 3.50%, 03/15/25	162	177,282
Kellogg Co., 2.65%, 12/01/23	1,555	1,645,936
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	69	71,198
4.00%, 02/01/24 (Call 11/01/23)	359	392,025
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	70	72,194
3.15%, 08/15/24 (Call 06/15/24)	726	783,325
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,356	1,383,866
2.13%, 04/13/23 (Call 03/13/23)	317	327,946
4.00%, 02/01/24 (Call 11/01/23)(a)	75	81,866
Sysco Corp.
2.60%, 06/12/22	65	66,713
3.55%, 03/15/25 (Call 01/15/25)	45	49,166
5.65%, 04/01/25 (Call 03/01/25)	287	337,027
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	36	39,069
3.95%, 08/15/24 (Call 05/15/24)	211	232,275

		11,902,588

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	250	272,805
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	46	47,329

		320,134

Gas — 0.2%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	235	249,274
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	184	193,246
5.20%, 07/15/25 (Call 04/15/25)	135	152,354
5.50%, 01/15/26 (Call 12/15/25)	40	46,209
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	118	127,302
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	250	270,487
3.20%, 06/15/25 (Call 03/15/25)	50	54,457

		1,093,329

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(b)	385	405,802

Health Care - Products — 0.5%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	105	113,171
3.88%, 09/15/25 (Call 06/15/25)	40	44,797
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	41	42,534
3.45%, 03/01/24 (Call 02/01/24)	207	222,831
3.85%, 05/15/25	160	177,352
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	5	5,497
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	440	463,575
Medtronic Inc., 3.50%, 03/15/25	1,247	1,373,084

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)(a)	$690	$772,379
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	180	196,260

		3,411,480

Health Care - Services — 1.4%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)(a)	210	217,169
2.80%, 06/15/23 (Call 04/15/23)	372	389,949
3.50%, 11/15/24 (Call 08/15/24)	394	431,560
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	496	521,663
2.95%, 12/01/22 (Call 11/01/22)	40	41,710
3.13%, 05/15/22	59	60,955
3.30%, 01/15/23	169	177,928
3.35%, 12/01/24 (Call 10/01/24)	290	316,721
3.50%, 08/15/24 (Call 05/15/24)	251	273,570
HCA Inc.
4.75%, 05/01/23	1,529	1,657,772
5.00%, 03/15/24	1,870	2,094,980
5.25%, 04/15/25	105	121,051
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	35	36,441
3.15%, 12/01/22 (Call 09/01/22)	91	94,632
3.85%, 10/01/24 (Call 07/01/24)	474	521,201
4.50%, 04/01/25 (Call 03/01/25)	467	528,583
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	232	245,018
3.25%, 09/01/24 (Call 07/01/24)(a)	470	508,648
3.60%, 02/01/25 (Call 11/01/24)	75	81,883
4.00%, 11/01/23 (Call 08/01/23)	65	70,314
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	145	158,758
4.25%, 04/01/24 (Call 01/01/24)	353	388,505
UnitedHealth Group Inc.
2.38%, 08/15/24	56	59,437
2.88%, 03/15/23	30	31,522
3.50%, 06/15/23	75	80,376
3.50%, 02/15/24	136	147,706
3.75%, 07/15/25	109	121,744

		9,379,796

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	320	338,714

Household Products & Wares — 0.2%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	586	606,287
3.50%, 12/15/24 (Call 09/15/24)(a)	138	152,021
Kimberly-Clark Corp.
2.40%, 03/01/22	151	154,316
2.40%, 06/01/23	107	111,887
3.05%, 08/15/25	75	81,789

		1,106,300

Insurance — 1.5%
Aflac Inc.
3.25%, 03/17/25	66	71,688
3.63%, 11/15/24	55	60,971

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
3.15%, 06/15/23	$63	$67,013
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(b)	467	499,144
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	65	68,708
3.75%, 07/10/25 (Call 04/10/25)	45	49,646
4.13%, 02/15/24	28	30,909
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	120	129,857
4.00%, 11/27/23 (Call 08/27/23)	35	37,995
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	10	10,876
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	5	5,676
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	52	57,977
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	684	731,866
Lincoln National Corp., 4.00%, 09/01/23	15	16,312
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	206	217,107
3.50%, 06/03/24 (Call 03/03/24)	746	808,515
3.50%, 03/10/25 (Call 12/10/24)	26	28,492
3.88%, 03/15/24 (Call 02/15/24)	1,312	1,437,440
MetLife Inc.
3.00%, 03/01/25	325	352,664
Series D, 4.37%, 09/15/23	46	50,548
Principal Financial Group Inc., 3.30%, 09/15/22	20	20,884
Prudential Financial Inc.
3.50%, 05/15/24	647	708,549
5.20%, 03/15/44 (Call 03/15/24)(b)	218	232,011
5.38%, 05/15/45 (Call 05/15/25)(b)	10	11,046
5.63%, 06/15/43 (Call 06/15/23)(b)	342	366,463
5.88%, 09/15/42 (Call 09/15/22)(b)	442	465,422
Sompo International Holdings Ltd., 4.70%, 10/15/22	673	716,725
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	104	111,943
5.65%, 05/15/53 (Call 05/15/23)(a)(b)	86	91,768
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	570	619,339
XLIT Ltd., 4.45%, 03/31/25	1,600	1,807,824

		9,885,378

Internet — 0.8%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)(a)	153	150,850
Amazon.com Inc.
0.40%, 06/03/23	125	125,377
0.80%, 06/03/25 (Call 05/03/25)	400	399,684
2.40%, 02/22/23 (Call 01/22/23)	886	921,697
2.50%, 11/29/22 (Call 08/29/22)	178	183,951
2.80%, 08/22/24 (Call 06/22/24)	352	378,660
3.80%, 12/05/24 (Call 09/05/24)	140	155,736
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	380	396,773
3.65%, 03/15/25 (Call 12/15/24)	15	16,424
4.10%, 04/13/25 (Call 03/13/25)	499	556,071
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a) .	293	303,337
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	683	704,945
2.60%, 07/15/22 (Call 04/15/22)	112	114,732
2.75%, 01/30/23 (Call 12/30/22)	145	151,248
3.45%, 08/01/24 (Call 05/01/24)	457	495,635
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)(d)	75	79,925
4.50%, 08/15/24 (Call 05/15/24)	92	101,114

Security	Par (000)	Value

Internet (continued)
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)(a)	$231	$254,248

		5,490,407

Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	113	117,331
4.00%, 08/01/23 (Call 05/01/23)(a)	28	30,136
4.13%, 09/15/22 (Call 06/15/22)	39	40,842
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	263	263,274
4.50%, 04/15/23 (Call 01/15/23)	342	367,024
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	274	287,812
2.80%, 12/15/24 (Call 11/15/24)	95	101,648

		1,208,067

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	20	21,478

Lodging — 1.0%
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	95	98,471
3.20%, 08/08/24 (Call 07/08/24)	446	468,519
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	180	192,510
3.75%, 03/15/25 (Call 12/15/24)	137	146,804
3.75%, 10/01/25 (Call 07/01/25)	40	43,026
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	380	438,839
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	3,338	3,574,430
5.13%, 08/08/25 (Call 06/08/25)	1,290	1,448,876

		6,411,475

Machinery — 1.5%
ABB Finance USA Inc., 2.88%, 05/08/22(a)	63	64,868
Caterpillar Financial Services Corp.
0.65%, 07/07/23	35	35,266
1.45%, 05/15/25	35	35,689
1.90%, 09/06/22(a)	5	5,122
1.95%, 11/18/22	15	15,419
2.15%, 11/08/24	209	220,587
2.40%, 06/06/22	410	421,123
2.55%, 11/29/22	538	559,197
2.63%, 03/01/23(a)	347	362,955
2.85%, 06/01/22	304	313,768
2.85%, 05/17/24	269	288,769
3.25%, 12/01/24	40	43,863
3.30%, 06/09/24	414	449,993
3.45%, 05/15/23	10	10,684
3.65%, 12/07/23	139	151,432
3.75%, 11/24/23	253	276,041
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	341	369,787
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)(a)	565	581,577
1.95%, 07/02/23	175	180,500
4.20%, 01/15/24	901	987,406
4.38%, 04/05/22(a)	1,060	1,102,824
CNH Industrial NV, 4.50%, 08/15/23	1,144	1,249,591
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(a)	35	37,627

20	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	$260	$268,629
4.00%, 11/15/23 (Call 08/15/23)	84	89,142
John Deere Capital Corp.
0.55%, 07/05/22(a)	31	31,118
0.70%, 07/05/23	25	25,241
1.20%, 04/06/23	20	20,372
2.15%, 09/08/22(a)	44	45,238
2.60%, 03/07/24	259	276,027
2.65%, 06/24/24	412	439,991
2.70%, 01/06/23	30	31,330
2.80%, 03/06/23(a)	21	22,059
3.35%, 06/12/24	114	124,243
3.45%, 01/10/24	203	220,730
3.45%, 03/13/25	102	112,292
3.65%, 10/12/23	237	257,754
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	203	211,579
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	10	10,624
4.40%, 03/15/24 (Call 02/15/24)	25	27,297

		9,977,754

Manufacturing — 3.2%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	550	565,587
2.00%, 06/26/22	847	866,921
2.00%, 02/14/25 (Call 01/14/25)(a)	2,780	2,907,546
2.25%, 03/15/23 (Call 02/15/23)	1,775	1,845,095
2.65%, 04/15/25 (Call 03/15/25)(a)	381	407,552
3.00%, 08/07/25(a)	1,050	1,144,059
3.25%, 02/14/24 (Call 01/14/24)(a)	3,057	3,301,774
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	58	63,130
3.75%, 11/15/22 (Call 08/15/22)	158	164,960
Eaton Corp., 2.75%, 11/02/22	164	170,580
General Electric Co., 3.45%, 05/15/24 (Call 02/13/24)	120	129,486
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	534	569,244
3.30%, 11/21/24 (Call 08/21/24)	128	139,320
3.50%, 09/15/22	85	88,992
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23.	5,262	5,700,430
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	2,638	2,883,993

		20,948,669

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	295	324,771
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	14	14,987
3.10%, 04/01/25 (Call 03/01/25)	134	145,127
3.38%, 02/15/25 (Call 11/15/24)	89	96,964
3.38%, 08/15/25 (Call 05/15/25)	163	178,899
3.60%, 03/01/24	60	65,531
3.70%, 04/15/24 (Call 03/15/24)	225	246,719
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	658	689,913
3.45%, 03/15/25 (Call 12/15/24)	10	10,806
3.80%, 03/13/24 (Call 01/13/24)	13	14,111
3.90%, 11/15/24 (Call 08/15/24)	172	189,591

Security	Par (000)	Value

Media (continued)
3.95%, 06/15/25 (Call 03/15/25)	$45	$49,712
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	217	233,410
4.03%, 01/25/24 (Call 12/25/23)	80	87,493
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	295	321,712
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	255	263,854
3.15%, 09/17/25	35	38,217
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	55	59,502
4.75%, 05/15/25 (Call 04/15/25)	255	291,330
Walt Disney Co. (The)
1.65%, 09/01/22	116	118,398
1.75%, 08/30/24 (Call 07/30/24)	305	316,468
3.00%, 09/15/22	80	83,262
3.35%, 03/24/25	430	470,110
3.70%, 09/15/24 (Call 06/15/24)	37	40,674

		4,351,561

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	147	160,509

Mining — 0.2%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	390	442,478
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	20	20,438
3.70%, 03/15/23 (Call 12/15/22)	112	118,022
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	587	651,165

		1,232,103

Oil & Gas — 2.8%
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	43	44,376
2.75%, 05/10/23	201	211,064
2.94%, 04/06/23	45	47,401
3.19%, 04/06/25 (Call 03/06/25)	212	229,174
3.22%, 11/28/23 (Call 09/28/23)	79	84,494
3.22%, 04/14/24 (Call 02/14/24)	356	382,194
3.25%, 05/06/22	161	166,480
3.79%, 02/06/24 (Call 01/06/24)	114	124,108
3.80%, 09/21/25 (Call 07/21/25)	122	135,631
BP Capital Markets PLC
2.50%, 11/06/22	10	10,357
2.75%, 05/10/23	90	94,478
3.25%, 05/06/22	64	66,159
3.51%, 03/17/25	224	245,883
3.54%, 11/04/24	20	22,002
3.81%, 02/10/24	315	343,867
3.99%, 09/26/23	116	126,512
Chevron Corp.
1.14%, 05/11/23(a)	341	347,073
1.55%, 05/11/25 (Call 04/11/25)	906	926,974
2.36%, 12/05/22 (Call 09/05/22)	334	344,411
2.57%, 05/16/23 (Call 03/16/23)	28	29,274
2.90%, 03/03/24 (Call 01/03/24)	576	614,811
3.19%, 06/24/23 (Call 03/24/23)	107	113,320
Chevron USA Inc.
0.43%, 08/11/23(a)	40	40,063
0.69%, 08/12/25 (Call 07/12/25)	110	108,618
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)(a)	274	298,879

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	$509	$524,586
3.35%, 11/15/24 (Call 08/15/24)	191	207,712
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)(a)	230	243,253
4.75%, 05/31/25 (Call 04/30/25)(a)	30	33,716
Exxon Mobil Corp.
1.57%, 04/15/23	129	132,322
2.02%, 08/16/24 (Call 07/16/24)(a)	521	545,716
2.71%, 03/06/25 (Call 12/06/24)	429	456,958
2.99%, 03/19/25 (Call 02/19/25)	822	886,659
3.18%, 03/15/24 (Call 12/15/23)	100	107,415
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,122	1,186,739
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	350	359,541
3.85%, 06/01/25 (Call 03/01/25)	778	841,166
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	530	577,271
4.50%, 05/01/23 (Call 04/01/23)	406	437,968
4.70%, 05/01/25 (Call 04/01/25)	250	284,270
4.75%, 12/15/23 (Call 10/15/23)	324	357,732
Phillips 66
3.70%, 04/06/23	413	440,018
3.85%, 04/09/25 (Call 03/09/25)	465	512,900
Total Capital Canada Ltd., 2.75%, 07/15/23	536	566,145
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	757	798,559
2.70%, 01/25/23	949	992,066
3.70%, 01/15/24	1,035	1,129,682
3.75%, 04/10/24	641	704,446
Valero Energy Corp.
1.20%, 03/15/24	45	45,372
2.70%, 04/15/23	105	109,468
2.85%, 04/15/25 (Call 03/15/25)	493	520,105
3.65%, 03/15/25	129	139,762

		18,299,150

Oil & Gas Services — 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	4,049	4,217,519
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	630	669,016
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	240	242,158
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	110	118,676
TechnipFMC PLC, 3.45%, 10/01/22 (Call 03/18/21)	62	64,439

		5,311,808

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23) .	43	47,115
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	65	69,794
3.75%, 03/15/25 (Call 01/15/25)	85	93,599

		210,508

Pharmaceuticals — 3.5%
AbbVie Inc.
2.15%, 11/19/21	1	1,013
2.85%, 05/14/23 (Call 03/14/23)	119	124,615
2.90%, 11/06/22	339	352,916
3.20%, 11/06/22 (Call 09/06/22)	309	321,808
3.60%, 05/14/25 (Call 02/14/25)	322	353,356

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 11/14/23 (Call 10/14/23)	$149	$161,276
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	41	44,425
3.40%, 05/15/24 (Call 02/15/24)	165	178,043
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	622	636,829
3.38%, 11/16/25	613	674,349
3.50%, 08/17/23 (Call 07/17/23)(a)	1,760	1,885,998
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	423	435,140
3.36%, 06/06/24 (Call 04/06/24)	539	581,365
3.73%, 12/15/24 (Call 09/15/24)(a)	269	295,803
Bristol-Myers Squibb Co.
2.00%, 08/01/22	60	61,444
2.75%, 02/15/23 (Call 01/15/23)	65	67,959
2.90%, 07/26/24 (Call 06/26/24)	66	71,151
3.25%, 08/15/22	436	454,639
3.25%, 02/20/23 (Call 01/20/23)	10	10,550
3.25%, 11/01/23	120	129,092
3.55%, 08/15/22	82	85,806
3.88%, 08/15/25 (Call 05/15/25)	38	42,658
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	1,942	1,992,298
3.08%, 06/15/24 (Call 04/15/24)	1,031	1,101,201
3.20%, 03/15/23(a)	903	951,112
3.50%, 11/15/24 (Call 08/15/24)(a)	495	538,916
3.75%, 09/15/25 (Call 06/15/25)(a)	276	305,477
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	147	155,191
3.25%, 04/15/25 (Call 01/15/25)	50	54,157
3.50%, 06/15/24 (Call 03/17/24)	40	43,376
3.75%, 07/15/23 (Call 06/15/23)	532	572,421
4.13%, 11/15/25 (Call 09/15/25)	80	90,026
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	963	1,023,361
3.38%, 08/12/24 (Call 05/12/24)	268	290,284
3.70%, 03/09/23 (Call 02/09/23)	468	497,751
3.88%, 07/20/25 (Call 04/20/25)	401	446,048
4.10%, 03/25/25 (Call 01/25/25)	141	157,487
Eli Lilly & Co., 2.35%, 05/15/22	80	81,998
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	56	58,770
3.38%, 05/15/23	283	301,715
3.63%, 05/15/25	148	164,203
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	225	231,876
2.88%, 06/01/22 (Call 05/01/22)	205	211,183
3.00%, 06/01/24 (Call 05/01/24)	620	665,539
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	100	98,900
2.63%, 01/15/25 (Call 11/15/24)	85	90,744
3.38%, 12/05/23(a)	124	134,695
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	184	200,201
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	11	11,301
2.75%, 02/10/25 (Call 11/10/24)	309	330,911
2.80%, 05/18/23	389	410,380
2.90%, 03/07/24 (Call 02/07/24)	266	284,830
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	203	210,016

22	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.40%, 09/21/22	$85	$87,809
3.40%, 05/06/24	250	272,655
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	275	300,960
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	1,484	1,566,169
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	2,094	2,190,659

		23,094,855

Pipelines — 2.4%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	120,566
4.95%, 12/15/24 (Call 09/15/24)	80	89,730
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	764	879,540
7.00%, 06/30/24 (Call 01/01/24)	525	609,173
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	260	293,805
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	88	94,242
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	649	680,782
2.90%, 07/15/22 (Call 06/15/22)	152	156,714
3.50%, 06/10/24 (Call 03/10/24)	100	107,933
4.00%, 10/01/23 (Call 07/01/23)	80	86,286
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)	270	296,641
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	884	927,228
3.50%, 09/01/23 (Call 06/01/23)	162	172,520
3.95%, 09/01/22 (Call 06/01/22)	15	15,647
4.15%, 02/01/24 (Call 11/01/23)	26	28,317
4.25%, 09/01/24 (Call 06/01/24)	160	177,211
4.30%, 05/01/24 (Call 02/01/24)	159	174,835
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	265	277,609
4.30%, 06/01/25 (Call 03/01/25)	159	178,231
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	25	27,431
4.50%, 07/15/23 (Call 04/15/23)	155	167,319
4.88%, 12/01/24 (Call 09/01/24)	515	581,780
4.88%, 06/01/25 (Call 03/01/25)	107	121,311
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	640	657,818
2.75%, 09/01/24 (Call 08/01/24)	823	865,985
5.85%, 01/15/26 (Call 12/15/25)	1,031	1,220,951
7.50%, 09/01/23 (Call 06/01/23)	615	705,042
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,679	1,739,091
4.90%, 03/15/25 (Call 12/15/24)	31	34,729
5.00%, 09/15/23 (Call 06/15/23)	322	351,817
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	50	52,380
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	255	272,789
4.65%, 10/15/25 (Call 07/15/25)	45	49,854
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	100	108,950
5.63%, 03/01/25 (Call 12/01/24)	611	703,774
5.75%, 05/15/24 (Call 02/15/24)	280	318,354
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	303	328,276

Security	Par (000)	Value

Pipelines (continued)
4.75%, 03/15/24 (Call 12/15/23)	$290	$321,538
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	380	423,312
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	288	309,744
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	227	247,741
4.00%, 09/15/25 (Call 06/15/25)	115	127,586
4.30%, 03/04/24 (Call 12/04/23)	192	210,042
4.50%, 11/15/23 (Call 08/15/23)	227	248,304
4.55%, 06/24/24 (Call 03/24/24)	296	328,714

		15,891,642

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	336	366,734
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	126	138,174
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	50	50,279
2.40%, 03/15/25 (Call 02/15/25)	247	258,814
2.95%, 01/15/25 (Call 12/15/24)	55	58,723
3.00%, 06/15/23	955	1,008,690
3.38%, 05/15/24 (Call 04/15/24)	703	758,214
3.50%, 01/31/23	1,233	1,303,158
4.00%, 06/01/25 (Call 03/01/25)	40	44,380
5.00%, 02/15/24	1,080	1,211,425
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	145	158,685
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	151	159,565
3.20%, 01/15/25 (Call 10/15/24)	599	644,021
3.80%, 02/01/24 (Call 11/01/23)	458	495,263
3.85%, 02/01/23 (Call 11/01/22)	424	447,914
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)(a)	41	43,021
4.10%, 10/01/24 (Call 07/01/24)	133	142,951
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	30	32,434
3.85%, 02/01/25 (Call 11/01/24)	440	478,878
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	30	31,179
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	15	16,020
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	375	398,445
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	265	278,679
5.00%, 07/01/25 (Call 04/01/25)	10	11,288
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	10	10,064
3.20%, 09/01/24 (Call 07/01/24)	341	368,389
5.25%, 01/15/23	830	899,853
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	599	637,695
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	35	38,441
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	125	123,569
1.25%, 07/15/25 (Call 06/15/25)	1,063	1,063,436
2.63%, 11/18/24 (Call 10/18/24)	713	755,737
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	100	104,796
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	20	21,776

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	$85	$90,236
5.25%, 06/01/25 (Call 03/01/25)	60	67,874
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	349	378,508
4.00%, 06/01/25 (Call 03/01/25)	453	505,408
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	427	453,043
Series D, 3.75%, 10/15/23 (Call 07/15/23)	274	290,807
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	270	290,836
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(a)	60	63,265
3.30%, 02/01/25 (Call 12/01/24)	588	635,646
3.40%, 11/01/22 (Call 09/01/22)	60	62,635
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	106	112,076
4.50%, 02/01/25 (Call 11/01/24)(a)	475	506,036
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	5	5,455
4.95%, 04/01/24 (Call 01/01/24)	5	5,483
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	80	86,743
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)	15	16,647
4.65%, 08/01/23 (Call 05/01/23)	1	1,089
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	197	215,616
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	400	416,244
2.75%, 06/01/23 (Call 03/01/23)	35	36,645
3.38%, 10/01/24 (Call 07/01/24)	290	314,328
3.50%, 09/01/25 (Call 06/01/25)(a)	50	54,529
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	305	318,228
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	420	444,062
3.10%, 01/15/23 (Call 03/15/21)	47	49,247
3.50%, 04/15/24 (Call 03/15/24)	319	345,522
3.50%, 02/01/25 (Call 11/01/24)	100	108,802
3.75%, 05/01/24 (Call 02/01/24)(a)	521	565,248
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	15	15,944
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	793	858,264
3.75%, 03/15/23 (Call 12/15/22)	5	5,289
4.00%, 06/01/25 (Call 03/01/25)	329	365,088
4.50%, 01/15/24 (Call 10/15/23)(a)	95	104,461
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	5	5,488
4.60%, 04/01/24 (Call 01/01/24)	48	53,234

		20,408,716

Retail — 2.1%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	231	249,861
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	100	106,933
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	541	576,403
4.00%, 05/15/25 (Call 03/15/25)	218	242,475
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	1,217	1,250,005
2.70%, 04/01/23 (Call 01/01/23)	827	863,057
3.25%, 03/01/22	311	320,395
3.35%, 09/15/25 (Call 06/15/25)	389	429,044
3.75%, 02/15/24 (Call 11/15/23)	1,233	1,342,232

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	$15	$15,367
3.13%, 09/15/24 (Call 06/15/24)(a)	757	818,908
3.38%, 09/15/25 (Call 06/15/25)	10	10,986
3.88%, 09/15/23 (Call 06/15/23)	35	37,772
4.00%, 04/15/25 (Call 03/15/25)	956	1,066,820
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	30	30,569
3.25%, 06/10/24	65	70,463
3.30%, 07/01/25 (Call 06/01/25)	293	320,398
3.38%, 05/26/25 (Call 02/26/25)	134	146,399
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	200	227,298
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	277	291,224
3.80%, 08/15/25 (Call 06/15/25)	289	322,830
3.85%, 10/01/23 (Call 07/01/23)	25	26,950
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	3,271	3,444,723
3.50%, 07/01/24	767	841,790
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	36	37,481
3.50%, 04/15/25 (Call 03/15/25)(a)	712	780,793
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	85	93,588

		13,964,764

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)(a)	536	561,117

Semiconductors — 1.3%
Altera Corp., 4.10%, 11/15/23	94	103,488
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	146	156,897
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,320	1,481,845
Intel Corp.
2.70%, 12/15/22	1,243	1,296,275
2.88%, 05/11/24 (Call 03/11/24)	851	911,855
3.40%, 03/25/25 (Call 02/25/25)	250	273,633
3.70%, 07/29/25 (Call 04/29/25)	10	11,111
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	10	11,042
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	78,660
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(d)	50	52,846
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	2,009	2,058,020
1.85%, 05/15/22 (Call 04/15/22)(a)	339	345,071
2.25%, 05/01/23 (Call 02/01/23)	48	49,781
2.63%, 05/15/24 (Call 03/15/24)	902	959,963
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	503	536,776

		8,327,263

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	139	153,336

Software — 2.9%
Adobe Inc.
1.70%, 02/01/23	140	143,786
1.90%, 02/01/25 (Call 01/01/25)	245	254,717
3.25%, 02/01/25 (Call 11/01/24)(a)	483	525,451
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	106	110,894

24	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	$20	$22,255
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	955	1,015,404
3.85%, 06/01/25 (Call 03/01/25)	45	49,767
Intuit Inc.
0.65%, 07/15/23	314	316,179
0.95%, 07/15/25 (Call 06/15/25)	171	171,605
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,055	1,096,894
2.13%, 11/15/22(a)	60	61,948
2.38%, 05/01/23 (Call 02/01/23)(a)	663	690,024
2.65%, 11/03/22 (Call 09/03/22)	1,038	1,075,627
2.70%, 02/12/25 (Call 11/12/24)(a)	930	994,291
2.88%, 02/06/24 (Call 12/06/23)	1,735	1,855,357
3.13%, 11/03/25 (Call 08/03/25)	1,635	1,795,230
3.63%, 12/15/23 (Call 09/15/23)	1,466	1,590,507
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	589	623,880
2.95%, 05/15/25 (Call 02/15/25)	84	90,449
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	3,821	4,047,165
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,941	2,008,042
4.50%, 05/15/25 (Call 04/15/25)(a)	435	489,479

		19,028,951

Telecommunications — 2.0%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	291	317,699
3.60%, 07/15/25 (Call 04/15/25)(a)	66	72,758
3.80%, 03/01/24 (Call 01/01/24)	10	10,864
3.90%, 03/11/24 (Call 12/11/23)	95	103,436
3.95%, 01/15/25 (Call 10/15/24)	35	38,714
4.05%, 12/15/23	90	98,925
4.45%, 04/01/24 (Call 01/01/24)	156	172,542
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	237	261,575
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	771	807,306
3.50%, 06/15/25(a)	609	676,788
3.63%, 03/04/24	316	346,393
Motorola Solutions Inc.
3.50%, 03/01/23	21	22,081
4.00%, 09/01/24	686	759,622
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	584	610,852
3.63%, 12/15/25 (Call 09/15/25)	750	831,577
4.10%, 10/01/23 (Call 07/01/23)(a)	778	842,909
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(d)	635	689,546
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	225	231,665
3.38%, 02/15/25	276	301,467
3.50%, 11/01/24 (Call 08/01/24)	64	69,924
5.15%, 09/15/23	350	390,561
Vodafone Group PLC
2.50%, 09/26/22	1,793	1,851,129
2.95%, 02/19/23(a)	1,502	1,574,502
3.75%, 01/16/24	1,679	1,830,194
4.13%, 05/30/25	333	374,402

		13,287,431

Security	Par (000)	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
2.60%, 11/19/22	$99	$102,368
3.00%, 11/19/24 (Call 10/19/24)	1,022	1,096,647

		1,199,015

Transportation — 2.6%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	866	934,423
3.40%, 09/01/24 (Call 06/01/24)	55	59,973
3.75%, 04/01/24 (Call 01/01/24)	210	228,457
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	96	103,534
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	55	58,767
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	753	819,189
FedEx Corp.
2.63%, 08/01/22(a)	16	16,512
3.20%, 02/01/25	428	462,437
3.80%, 05/15/25 (Call 04/15/25)	591	654,385
4.00%, 01/15/24	130	142,506
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	187	195,033
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	608	633,962
3.00%, 04/01/22 (Call 01/01/22)	351	358,912
3.85%, 01/15/24 (Call 10/15/23)(a)	266	288,285
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	983	1,011,242
2.50%, 09/01/24 (Call 08/01/24)(a)	2,456	2,597,736
2.80%, 03/01/22 (Call 02/01/22)	519	530,184
2.88%, 06/01/22 (Call 05/01/22)	210	215,985
3.35%, 09/01/25 (Call 08/01/25)	836	913,188
3.40%, 03/01/23 (Call 02/01/23)	427	450,442
3.65%, 03/18/24 (Call 02/18/24)	906	985,601
3.75%, 06/09/23 (Call 05/09/23)(a)	1,410	1,510,462
3.88%, 12/01/23 (Call 11/01/23)	637	691,604
4.63%, 06/01/25 (Call 05/01/25)	138	157,029
Union Pacific Corp.
3.50%, 06/08/23 (Call 05/08/23)	18	19,204
3.65%, 02/15/24 (Call 11/15/23)	101	109,396
3.75%, 07/15/25 (Call 05/15/25)	238	264,582
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	510	537,866
2.35%, 05/16/22 (Call 04/16/22)	778	796,369
2.45%, 10/01/22	315	325,867
2.50%, 04/01/23 (Call 03/01/23)	191	199,198
2.80%, 11/15/24 (Call 09/15/24)	45	48,593
3.90%, 04/01/25 (Call 03/01/25)	522	581,946

		16,902,869

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)	28	30,075

Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	214	232,847
3.85%, 03/01/24 (Call 12/01/23)	85	92,467

		325,314

Total Corporate Bonds & Notes — 97.2% (Cost: $626,360,008)		634,226,699

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	29,242	$29,259,474
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	6,216	6,216,000

		35,475,474

Total Short-Term Investments — 5.4% (Cost: $35,469,129)		35,475,474

Total Investments in Securities — 102.6% (Cost: $661,829,137)		669,702,173

Other Assets, Less Liabilities — (2.6)%		(17,215,875)

Net Assets — 100.0%		$652,486,298

(a)	All or a portion of this security is on loan.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,635,799	$19,628,410	(a)	$—		$(8,598)	$3,863	$29,259,474	29,242	$52,963	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,684,000	—		(2,468,000	)(a)	—	—	6,216,000	6,216	12,945		—

						$(8,598)	$3,863	$35,475,474		$65,908		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$634,226,699	$—	$634,226,699
Money Market Funds	35,475,474	—	—	35,475,474

	$35,475,474	$634,226,699	$—	$669,702,173

See notes to financial statements.

26	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 02/15/25)	$2,990	$2,984,222
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 03/20/23)	700	704,921
GM Financial Consumer Automobile Receivables Trust, Class A4, 0.54%, 05/17/27 (Call 10/16/24)	850	848,729

Total Asset-Backed Securities — 0.4% (Cost: $4,542,318)		4,537,872

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53	670	674,319
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	114,942
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	282,924
Series 2018-B6, Class AAB, 4.17%, 10/10/51	250	284,315
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	100	109,686
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,165,845
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	795,191
COMM Mortgage Trust
Series 2013-CR9, Class A4, 4.22%, 07/10/45(a)	300	323,956
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	585	639,816
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	720	784,635
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46 (Call 12/10/22)	143	148,219
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	273,001
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 08/15/26)	100	107,291
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	93	96,937
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	109,034
Series 2015-C27, Class A4, 3.75%, 12/15/47	250	277,859
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	500	540,923
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	82	89,760
SG Commercial Mortgage Securities Trust, 2.90%, 10/10/48 (Call 10/10/25)	1,200	1,268,232
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 01/15/28)	400	454,658
Wells Fargo Commercial Mortgage Trust
Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	2,196,139
Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	1,105,507
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	556,680
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	134,842
WFRBS Commercial Mortgage Trust
Class A5, 3.63%, 11/15/47 (Call 11/15/24)	213	233,023
Class A5, 3.68%, 08/15/47 (Call 07/15/24)	635	690,747

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	$87	$90,152

		13,548,633

Total Collaterized Mortgage Obligations — 1.2% (Cost: $13,650,517)		13,548,633

Corporate Bonds & Notes

Advertising — 0.1%
WPP Finance 2010 3.63%, 09/07/22	500	522,920
3.75%, 09/19/24	477	524,719

		1,047,639

Aerospace & Defense — 0.2%
Hexcel Corp. 4.20%, 02/15/27 (Call 11/15/26)	54	57,574
4.95%, 08/15/25 (Call 05/15/25)	160	173,163
L3Harris Technologies Inc. 2.90%, 12/15/29 (Call 09/15/29)	185	197,561
3.83%, 04/27/25 (Call 01/27/25)	10	11,070
4.40%, 06/15/28 (Call 03/15/28)	252	293,630
4.85%, 04/27/35 (Call 10/27/34)	55	69,053
5.05%, 04/27/45 (Call 10/27/44)	10	13,008
6.15%, 12/15/40	9	12,929
Raytheon Technologies Corp. 2.25%, 07/01/30 (Call 04/01/30)	35	35,444
3.13%, 05/04/27 (Call 02/04/27)	42	46,022
3.13%, 07/01/50 (Call 01/01/50)	6	6,000
3.75%, 11/01/46 (Call 05/01/46)	60	65,734
3.95%, 08/16/25 (Call 06/16/25)	55	61,712
4.05%, 05/04/47 (Call 11/04/46)	90	103,234
4.13%, 11/16/28 (Call 08/16/28)	91	104,871
4.15%, 05/15/45 (Call 11/16/44)	130	150,660
4.35%, 04/15/47 (Call 10/15/46)	20	23,791
4.45%, 11/16/38 (Call 05/16/38)	50	60,123
4.50%, 06/01/42	243	297,984
4.63%, 11/16/48 (Call 05/16/48)	162	200,384
4.70%, 12/15/41	12	14,829
4.80%, 12/15/43 (Call 06/15/43)	2	2,468
4.88%, 10/15/40	30	38,084
5.40%, 05/01/35	5	6,570
5.70%, 04/15/40	95	130,458
6.05%, 06/01/36	75	104,680
6.13%, 07/15/38	88	123,863
7.50%, 09/15/29	51	71,799

		2,476,698

Agriculture — 0.2%
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	143	152,785
2.75%, 03/27/25 (Call 02/27/25)	100	107,179
3.25%, 03/27/30 (Call 12/27/29)	153	169,908
3.75%, 09/15/47 (Call 03/15/47)	34	39,576
4.02%, 04/16/43	8	9,513
4.54%, 03/26/42	7	8,881
5.94%, 10/01/32	27	36,847
Bunge Ltd. Finance Corp. 3.00%, 09/25/22 (Call 08/25/22)	377	390,127
3.25%, 08/15/26 (Call 05/15/26)	416	450,649
3.75%, 09/25/27 (Call 06/25/27)	197	220,675

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.35%, 03/15/24 (Call 02/15/24)	$446	$491,314

		2,077,454

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 02/15/32	5	4,699
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	7	6,690
Southwest Airlines Co. 2.63%, 02/10/30 (Call 11/10/29)	125	124,541
3.00%, 11/15/26 (Call 08/15/26)	10	10,624
5.13%, 06/15/27 (Call 04/15/27)	57	66,772
United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, 04/11/26	17	18,001

		231,327

Apparel — 0.1%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	77	79,898
2.40%, 03/27/25 (Call 02/27/25)	10	10,609
3.25%, 03/27/40 (Call 09/27/39)	115	125,225
3.38%, 11/01/46 (Call 05/01/46)	10	10,913
3.38%, 03/27/50 (Call 09/27/49)	132	144,595
3.63%, 05/01/43 (Call 11/01/42)	44	49,611
3.88%, 11/01/45 (Call 05/01/45)	157	183,987
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	100	110,354
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	25	25,557
VF Corp. 2.05%, 04/23/22	62	63,193
2.40%, 04/23/25 (Call 03/23/25)	25	26,293
2.80%, 04/23/27 (Call 02/23/27)	11	11,833
2.95%, 04/23/30 (Call 01/23/30)	25	26,738

		868,806

Auto Manufacturers — 0.1%
American Honda Finance Corp. 1.95%, 05/20/22	4	4,079
1.95%, 05/10/23	113	116,807
2.05%, 01/10/23	40	41,252
2.15%, 09/10/24	25	26,270
2.20%, 06/27/22	2	2,050
2.30%, 09/09/26	25	26,523
2.35%, 01/08/27	25	26,478
2.60%, 11/16/22	42	43,608
3.55%, 01/12/24	10	10,842
Cummins Inc. 1.50%, 09/01/30 (Call 06/01/30)	224	214,545
3.65%, 10/01/23 (Call 07/01/23)	307	330,390
4.88%, 10/01/43 (Call 04/01/43)	97	125,518
Daimler Finance North America LLC, 8.50%, 01/18/31	10	15,281
General Motors Co. 5.00%, 04/01/35	20	23,830
5.15%, 04/01/38 (Call 10/01/37)	10	11,866
5.20%, 04/01/45	35	41,109
5.95%, 04/01/49 (Call 10/01/48)	30	39,364
6.25%, 10/02/43	50	67,255
6.60%, 04/01/36 (Call 10/01/35)	10	13,577
6.75%, 04/01/46 (Call 10/01/45)	15	20,867
PACCAR Financial Corp., 2.15%, 08/15/24	12	12,631
Toyota Motor Credit Corp. 1.80%, 02/13/25	2	2,068
2.15%, 02/13/30	35	35,944

Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 01/11/28	$37	$40,438
3.20%, 01/11/27	20	22,122
3.38%, 04/01/30	80	88,928
3.40%, 04/14/25	2	2,197
3.65%, 01/08/29	66	75,219

		1,481,058

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	133	145,662
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)	10	11,343
4.35%, 03/15/29 (Call 12/15/28)	60	68,974
4.40%, 10/01/46 (Call 04/01/46)	15	16,370
5.40%, 03/15/49 (Call 09/15/48)	212	267,022
BorgWarner Inc. 3.38%, 03/15/25 (Call 12/15/24)(b)	10	10,888
4.38%, 03/15/45 (Call 09/15/44)	31	34,268
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	45	47,968
5.25%, 05/15/49 (Call 11/15/48)	12	14,584
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	25	27,191
4.15%, 10/01/25 (Call 07/01/25)	30	33,748

		678,018

Banks — 4.5%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	100	112,577
Banco Santander SA 3.13%, 02/23/23	200	210,082
3.85%, 04/12/23	200	213,794
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	200	207,398
Bank of America Corp. 2.02%, 02/13/26 (Call 02/13/25)(a)	25	25,837
2.46%, 10/22/25 (Call 10/22/24)(a)	16	16,931
2.50%, 02/13/31 (Call 02/13/30)(a)	28	28,688
2.59%, 04/29/31 (Call 04/29/30)(a)	174	178,980
2.88%, 10/22/30 (Call 10/22/29)(a)	26	27,467
3.09%, 10/01/25 (Call 10/01/24)(a)	5	5,393
3.25%, 10/21/27 (Call 10/21/26)	35	38,352
3.37%, 01/23/26 (Call 01/23/25)(a)	25	27,175
3.42%, 12/20/28 (Call 12/20/27)(a)	70	77,250
3.50%, 04/19/26	181	201,487
3.56%, 04/23/27 (Call 04/23/26)(a)	20	22,148
3.59%, 07/21/28 (Call 07/21/27)(a)	40	44,562
3.71%, 04/24/28 (Call 04/24/27)(a)	30	33,542
3.88%, 08/01/25	40	44,769
3.95%, 01/23/49 (Call 01/23/48)(a)	106	121,717
3.97%, 03/05/29 (Call 03/05/28)(a)	70	79,395
3.97%, 02/07/30 (Call 02/07/29)(a)	21	23,889
4.00%, 01/22/25	60	66,405
4.08%, 04/23/40 (Call 04/23/39)(a)	25	28,870
4.08%, 03/20/51 (Call 03/20/50)(a)	394	457,288
4.20%, 08/26/24	40	44,402
4.24%, 04/24/38 (Call 04/24/37)(a)	197	231,995
4.27%, 07/23/29 (Call 07/23/28)(a)	30	34,775
4.33%, 03/15/50 (Call 03/15/49)(a)	178	211,646
4.44%, 01/20/48 (Call 01/20/47)(a)	55	67,402
4.88%, 04/01/44	19	24,547
5.00%, 01/21/44	184	240,118
5.88%, 02/07/42	160	226,922

28	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.75%, 05/14/38	$115	$185,619
Series L, 3.95%, 04/21/25	50	55,334
Series L, 4.18%, 11/25/27 (Call 11/25/26)	155	175,694
Series L, 4.75%, 04/21/45	72	92,295
Bank of America N.A., 6.00%, 10/15/36	250	356,520
Bank of Montreal 1.85%, 05/01/25	65	67,148
2.05%, 11/01/22	5	5,145
2.50%, 06/28/24	110	116,729
2.55%, 11/06/22 (Call 10/06/22)	60	62,170
2.90%, 03/26/22	75	77,132
3.80%, 12/15/32 (Call 12/15/27)(a)	185	206,662
4.34%, 10/05/28 (Call 10/05/23)(a)	65	70,751
Series E, 3.30%, 02/05/24	179	193,050
Bank of New York Mellon Corp. (The) 1.60%, 04/24/25 (Call 03/24/25)	253	260,479
1.85%, 01/27/23 (Call 12/27/22)	22	22,628
1.95%, 08/23/22	25	25,629
2.10%, 10/24/24	162	170,968
2.20%, 08/16/23 (Call 06/16/23)	20	20,858
2.45%, 08/17/26 (Call 05/17/26)	138	146,991
2.66%, 05/16/23 (Call 05/16/22)(a)	12	12,337
2.80%, 05/04/26 (Call 02/04/26)	84	90,911
2.95%, 01/29/23 (Call 12/29/22)	30	31,458
3.00%, 10/30/28 (Call 07/30/28)	94	102,147
3.25%, 09/11/24 (Call 08/11/24)	65	70,970
3.25%, 05/16/27 (Call 02/16/27)	10	11,104
3.30%, 08/23/29 (Call 05/23/29)	210	232,256
3.40%, 01/29/28 (Call 10/29/27)	65	72,667
3.44%, 02/07/28 (Call 02/07/27)(a)	125	140,181
3.45%, 08/11/23	17	18,289
3.50%, 04/28/23	25	26,705
3.85%, 04/28/28	15	17,353
3.95%, 11/18/25 (Call 10/18/25)	59	66,919
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	34	37,055
Bank of Nova Scotia (The) 1.63%, 05/01/23	229	235,192
2.20%, 02/03/25	50	52,239
2.38%, 01/18/23	80	83,038
2.70%, 08/03/26	176	189,406
3.40%, 02/11/24	179	193,680
4.50%, 12/16/25	91	104,349
BankUnited Inc. 4.88%, 11/17/25 (Call 08/17/25)	10	11,379
5.13%, 06/11/30 (Call 03/11/30)	73	84,479
Barclays PLC 3.56%, 09/23/35 (Call 09/23/30)(a)	240	244,898
4.95%, 01/10/47	295	372,541
5.09%, 06/20/30 (Call 06/20/29)(a)	200	231,048
BBVA USA 2.88%, 06/29/22 (Call 05/29/22)	842	868,523
3.50%, 06/11/21 (Call 05/11/21)	25	25,153
3.88%, 04/10/25 (Call 03/10/25)	250	276,977
BNP Paribas SA 3.25%, 03/03/23	44	46,648
4.25%, 10/15/24	200	223,958
Canadian Imperial Bank of Commerce 2.25%, 01/28/25	64	66,870
2.55%, 06/16/22	5	5,149
2.61%, 07/22/23 (Call 07/22/22)(a)	92	94,792

Security	Par (000)	Value

Banks (continued)
3.10%, 04/02/24	$402	$431,499
3.50%, 09/13/23	667	720,307
Citigroup Inc. 2.67%, 01/29/31 (Call 01/29/30)(a)	100	103,265
3.11%, 04/08/26 (Call 04/08/25)(a)	369	396,919
3.20%, 10/21/26 (Call 07/21/26)	293	319,493
3.35%, 04/24/25 (Call 04/24/24)(a)	100	107,913
3.50%, 05/15/23	10	10,638
3.52%, 10/27/28 (Call 10/27/27)(a)	5	5,523
3.67%, 07/24/28 (Call 07/24/27)(a)	15	16,695
3.70%, 01/12/26	70	78,122
3.88%, 10/25/23	2	2,180
3.88%, 03/26/25	5	5,495
3.88%, 01/24/39 (Call 01/22/38)(a)	170	190,687
3.89%, 01/10/28 (Call 01/10/27)(a)	30	33,684
4.04%, 06/01/24 (Call 06/01/23)(a)	207	223,423
4.08%, 04/23/29 (Call 04/23/28)(a)	31	35,285
4.13%, 07/25/28	101	114,287
4.28%, 04/24/48 (Call 04/24/47)(a)	22	26,484
4.30%, 11/20/26	40	45,627
4.40%, 06/10/25	50	56,172
4.41%, 03/31/31 (Call 03/31/30)(a)	86	99,931
4.45%, 09/29/27	285	328,112
4.60%, 03/09/26	75	86,057
4.65%, 07/30/45	192	240,741
4.65%, 07/23/48 (Call 06/23/48)	118	150,554
4.75%, 05/18/46	171	211,525
5.30%, 05/06/44	29	37,984
5.32%, 03/26/41 (Call 03/26/40)(a)	20	26,542
5.50%, 09/13/25	113	133,450
5.88%, 02/22/33	16	20,895
5.88%, 01/30/42	163	231,895
6.00%, 10/31/33	30	39,875
6.63%, 01/15/28	33	42,337
6.63%, 06/15/32	225	306,769
6.68%, 09/13/43	43	65,690
8.13%, 07/15/39	117	197,659
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	250	280,182
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 12/06/29)	15	15,451
3.25%, 04/30/30 (Call 01/30/30)	30	32,650
Comerica Inc. 3.70%, 07/31/23 (Call 07/01/23)	83	89,203
4.00%, 02/01/29 (Call 10/31/28)	39	44,847
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	169	230,923
Credit Suisse Group AG 4.55%, 04/17/26	75	86,459
4.88%, 05/15/45	120	154,120
Deutsche Bank AG, 4.10%, 01/13/26	180	197,582
Deutsche Bank AG/London, 3.70%, 05/30/24	86	92,750
Deutsche Bank AG/New York NY 3.30%, 11/16/22	100	104,291
3.55%, 09/18/31 (Call 09/18/30)(a)	205	216,466
Fifth Third Bancorp., 8.25%, 03/01/38	81	133,836
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)	40	41,722
3.27%, 09/29/25 (Call 09/29/24)(a)	100	108,442
3.50%, 01/23/25 (Call 10/23/24)	100	108,818
3.50%, 11/16/26 (Call 11/16/25)	103	113,429

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 02/20/24 (Call 01/20/24)	$70	$76,046
3.69%, 06/05/28 (Call 06/05/27)(a)	65	72,930
3.75%, 05/22/25 (Call 02/22/25)	8	8,828
3.75%, 02/25/26 (Call 11/25/25)	10	11,158
3.80%, 03/15/30 (Call 12/15/29)	56	63,572
3.81%, 04/23/29 (Call 04/23/28)(a)	102	114,763
3.85%, 07/08/24 (Call 04/08/24)	51	55,864
3.85%, 01/26/27 (Call 01/26/26)	190	212,046
4.00%, 03/03/24	82	90,172
4.02%, 10/31/38 (Call 10/31/37)(a)	108	124,795
4.22%, 05/01/29 (Call 05/01/28)(a)	138	159,030
4.25%, 10/21/25	25	28,117
4.41%, 04/23/39 (Call 04/23/38)(a)	168	201,990
4.75%, 10/21/45 (Call 04/21/45)	134	172,930
4.80%, 07/08/44 (Call 01/08/44)	60	77,822
5.15%, 05/22/45	207	273,348
5.95%, 01/15/27	10	12,345
6.13%, 02/15/33	105	144,180
6.25%, 02/01/41	205	301,194
6.45%, 05/01/36	29	40,802
6.75%, 10/01/37	228	333,142
HSBC Holdings PLC 2.63%, 11/07/25 (Call 11/07/24)(a)	200	211,532
4.04%, 03/13/28 (Call 03/13/27)(a)	200	224,008
4.30%, 03/08/26	200	227,228
4.95%, 03/31/30	200	240,512
6.10%, 01/14/42	110	159,108
6.50%, 05/02/36	280	385,641
6.50%, 09/15/37	270	378,337
6.80%, 06/01/38	250	362,122
7.63%, 05/17/32	86	122,407
HSBC USA Inc., 3.50%, 06/23/24	100	109,094
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	109	112,512
ING Groep NV 3.95%, 03/29/27	80	90,634
4.10%, 10/02/23	217	236,884
Intesa Sanpaolo SpA, 5.25%, 01/12/24	400	447,068
JPMorgan Chase & Co. 2.74%, 10/15/30 (Call 10/15/29)(a)	11	11,560
2.95%, 10/01/26 (Call 07/01/26)	15	16,309
3.11%, 04/22/41 (Call 04/22/40)(a)	75	78,286
3.11%, 04/22/51 (Call 04/22/50)(a)	168	171,137
3.20%, 06/15/26 (Call 03/15/26)	60	65,609
3.54%, 05/01/28 (Call 05/01/27)(a)	25	27,840
3.63%, 12/01/27 (Call 12/01/26)	118	131,096
3.78%, 02/01/28 (Call 02/01/27)(a)	53	59,645
3.88%, 07/24/38 (Call 07/24/37)(a)	63	71,923
3.90%, 01/23/49 (Call 01/23/48)(a)	152	175,280
3.96%, 11/15/48 (Call 11/15/47)(a)	84	97,221
4.03%, 07/24/48 (Call 07/24/47)(a)	50	58,251
4.13%, 12/15/26	69	79,097
4.20%, 07/23/29 (Call 07/23/28)(a)	20	23,075
4.26%, 02/22/48 (Call 02/22/47)(a)	114	138,656
4.45%, 12/05/29 (Call 12/05/28)(a)	49	57,605
4.49%, 03/24/31 (Call 03/24/30)(a)	137	162,685
4.85%, 02/01/44	24	31,690
4.95%, 06/01/45	31	40,838
5.40%, 01/06/42	70	97,415
5.50%, 10/15/40	40	55,114

Security	Par (000)	Value

Banks (continued)
5.60%, 07/15/41	$190	$267,174
5.63%, 08/16/43	174	245,761
6.40%, 05/15/38	180	266,146
7.63%, 10/15/26	5	6,660
8.00%, 04/29/27	10	13,793
8.75%, 09/01/30	5	7,467
KeyCorp 2.55%, 10/01/29	175	183,263
4.10%, 04/30/28	10	11,622
4.15%, 10/29/25	56	63,780
KfW 0.00%, 04/18/36(c)	333	246,593
0.00%, 06/29/37(c)	435	314,809
0.25%, 10/19/23	250	249,642
1.63%, 02/15/23	222	228,143
1.75%, 08/22/22	424	433,828
1.75%, 09/14/29	306	314,902
2.00%, 09/29/22	127	130,656
2.00%, 10/04/22	455	468,109
2.00%, 05/02/25	563	595,035
2.13%, 03/07/22	180	183,568
2.13%, 06/15/22	322	330,108
2.13%, 01/17/23	629	651,701
2.38%, 12/29/22	617	641,520
2.50%, 11/20/24	650	697,378
2.63%, 02/28/24	733	782,368
2.88%, 04/03/28	412	458,325
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	40	45,216
Lloyds Banking Group PLC 3.87%, 07/09/25 (Call 07/09/24)(a)	225	246,856
4.38%, 03/22/28	250	288,207
4.50%, 11/04/24	272	303,778
4.58%, 12/10/25	200	226,312
Mitsubishi UFJ Financial Group Inc. 3.29%, 07/25/27	140	155,820
3.41%, 03/07/24	68	73,462
3.78%, 03/02/25	66	72,704
4.15%, 03/07/39	34	40,057
4.29%, 07/26/38	40	47,967
Mizuho Financial Group Inc. 2.72%, 07/16/23 (Call 07/16/22)(a)	325	335,098
3.15%, 07/16/30 (Call 07/16/29)(a)	200	214,514
Morgan Stanley 2.19%, 04/28/26 (Call 04/28/25)(a)	437	453,685
2.70%, 01/22/31 (Call 01/22/30)(a)	117	121,581
2.75%, 05/19/22	60	61,814
3.13%, 01/23/23	60	63,071
3.13%, 07/27/26	85	92,924
3.59%, 07/22/28 (Call 07/22/27)(a)	177	197,651
3.62%, 04/01/31 (Call 04/01/30)(a)	299	333,215
3.63%, 01/20/27	130	145,807
3.70%, 10/23/24	75	82,828
3.74%, 04/24/24 (Call 04/24/23)(a)	65	69,413
3.77%, 01/24/29 (Call 01/24/28)(a)	109	122,230
3.88%, 01/27/26	85	95,704
3.95%, 04/23/27	80	90,282
3.97%, 07/22/38 (Call 07/22/37)(a)	210	242,999
4.00%, 07/23/25	76	85,481
4.10%, 05/22/23	20	21,530
4.30%, 01/27/45	120	147,102

30	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.35%, 09/08/26	$125	$143,980
4.38%, 01/22/47	77	95,707
4.43%, 01/23/30 (Call 01/23/29)(a)	15	17,568
4.46%, 04/22/39 (Call 04/22/38)(a)	25	30,521
4.88%, 11/01/22	35	37,532
5.00%, 11/24/25	61	71,295
5.60%, 03/24/51 (Call 03/24/50)(a)	378	547,280
6.25%, 08/09/26	100	125,396
6.38%, 07/24/42	171	260,341
7.25%, 04/01/32	67	97,520
Series F, 3.88%, 04/29/24	130	142,921
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	60	64,290
National Australia Bank Ltd./New York, 3.00%, 01/20/23	250	262,740
National Bank of Canada, 2.10%, 02/01/23	252	260,089
Natwest Group PLC 3.03%, 11/28/35 (Call 08/28/30)(a)	200	195,800
3.75%, 11/01/29 (Call 11/01/24)(a)	200	211,494
4.27%, 03/22/25 (Call 03/22/24)(a)	475	521,084
4.45%, 05/08/30 (Call 05/08/29)(a)	40	45,896
4.80%, 04/05/26	200	230,332
5.08%, 01/27/30 (Call 01/27/29)(a)	205	243,066
5.13%, 05/28/24	120	134,242
6.00%, 12/19/23	236	267,551
Northern Trust Corp. 3.15%, 05/03/29 (Call 02/03/29)	176	193,679
3.38%, 05/08/32 (Call 05/08/27)(a)	375	406,192
3.65%, 08/03/28 (Call 05/03/28)	79	89,463
3.95%, 10/30/25	180	203,780
Oesterreichische Kontrollbank AG 1.50%, 02/12/25	474	491,950
2.88%, 03/13/23	815	858,708
3.13%, 11/07/23	294	315,750
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	62	65,569
2.55%, 01/22/30 (Call 10/24/29)	80	83,991
2.60%, 07/23/26 (Call 05/24/26)	79	84,794
2.85%, 11/09/22(d)	50	52,172
3.15%, 05/19/27 (Call 04/19/27)	70	77,426
3.30%, 03/08/22 (Call 02/06/22)	25	25,710
3.45%, 04/23/29 (Call 01/23/29)	180	202,198
3.50%, 01/23/24 (Call 12/24/23)	32	34,730
3.90%, 04/29/24 (Call 03/29/24)	80	87,930
Regions Financial Corp. 3.80%, 08/14/23 (Call 07/14/23)	52	55,984
7.38%, 12/10/37	58	85,951
Royal Bank of Canada 1.95%, 01/17/23	25	25,763
2.25%, 11/01/24	180	190,069
2.55%, 07/16/24	48	51,073
2.80%, 04/29/22	5	5,147
3.70%, 10/05/23	60	65,090
Santander Holdings USA Inc. 3.24%, 10/05/26 (Call 08/05/26)	54	57,806
3.40%, 01/18/23 (Call 12/19/22)	20	20,934
3.50%, 06/07/24 (Call 05/07/24)	90	96,813
4.40%, 07/13/27 (Call 04/14/27)	625	701,612
4.50%, 07/17/25 (Call 04/17/25)	260	289,635
State Street Corp. 2.35%, 11/01/25 (Call 11/01/24)(a)	110	116,790

Security	Par (000)	Value

Banks (continued)
2.40%, 01/24/30	$86	$90,276
2.65%, 05/15/23 (Call 05/15/22)(a)	25	25,698
2.65%, 05/19/26	78	84,515
3.03%, 11/01/34 (Call 11/01/29)(a)	250	265,257
3.10%, 05/15/23	55	58,319
3.30%, 12/16/24	192	211,540
3.55%, 08/18/25	62	68,999
3.78%, 12/03/24 (Call 12/03/23)(a)	58	63,276
4.14%, 12/03/29 (Call 12/03/28)(a)	17	19,892
Sumitomo Mitsui Financial Group Inc. 2.63%, 07/14/26	35	37,234
3.01%, 10/19/26	90	97,713
3.10%, 01/17/23	200	210,110
3.20%, 09/17/29	25	26,512
3.35%, 10/18/27	12	13,178
3.36%, 07/12/27	158	174,579
3.45%, 01/11/27	112	124,134
3.54%, 01/17/28	5	5,554
3.94%, 10/16/23	5	5,450
3.94%, 07/19/28	95	108,190
4.31%, 10/16/28	18	20,986
SVB Financial Group 3.13%, 06/05/30 (Call 03/05/30)	75	80,778
3.50%, 01/29/25	80	87,428
Toronto-Dominion Bank (The) 2.65%, 06/12/24	301	321,188
3.25%, 03/11/24	133	143,631
3.50%, 07/19/23	117	125,879
3.63%, 09/15/31 (Call 09/15/26)(a)	261	290,279
Truist Bank 2.25%, 03/11/30 (Call 12/11/29)	340	343,247
4.05%, 11/03/25 (Call 09/03/25)	60	68,019
Truist Financial Corp. 2.50%, 08/01/24 (Call 07/01/24)	43	45,551
2.85%, 10/26/24 (Call 09/26/24)	252	270,900
3.70%, 06/05/25 (Call 05/05/25)	50	55,529
3.75%, 12/06/23 (Call 11/06/23)	17	18,507
4.00%, 05/01/25 (Call 03/01/25)	61	68,111
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28) .	79	86,645
Westpac Banking Corp. 2.00%, 01/13/23	12	12,380
2.50%, 06/28/22	29	29,860
2.70%, 08/19/26	70	75,578
2.75%, 01/11/23	27	28,237
2.85%, 05/13/26	135	146,497
2.89%, 02/04/30 (Call 02/04/25)(a)	5	5,192
3.30%, 02/26/24	61	66,009
3.35%, 03/08/27	25	27,999
3.40%, 01/25/28	25	27,953
4.11%, 07/24/34 (Call 07/24/29)(a)	329	361,071
4.32%, 11/23/31 (Call 11/23/26)(a)	162	181,378

		50,747,925

Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)	196	217,495
4.70%, 02/01/36 (Call 08/01/35)	102	122,436
4.90%, 02/01/46 (Call 08/01/45)	264	317,983
Anheuser-Busch InBev Finance Inc. 3.65%, 02/01/26 (Call 11/01/25)	352	390,027

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.00%, 01/17/43	$135	$147,162
4.63%, 02/01/44	190	220,966
4.70%, 02/01/36 (Call 08/01/35)	124	149,373
4.90%, 02/01/46 (Call 08/01/45)	123	146,621
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)	5	5,526
3.75%, 07/15/42	77	81,548
4.00%, 04/13/28 (Call 01/13/28)	169	191,984
4.15%, 01/23/25 (Call 12/23/24)	87	97,177
4.35%, 06/01/40 (Call 12/01/39)	100	116,412
4.38%, 04/15/38 (Call 10/15/37)	159	185,031
4.44%, 10/06/48 (Call 04/06/48)	125	142,016
4.50%, 06/01/50 (Call 12/01/49)	126	145,584
4.60%, 04/15/48 (Call 10/15/47)	198	230,131
4.60%, 06/01/60 (Call 12/01/59)	130	149,808
4.75%, 01/23/29 (Call 10/23/28)	215	254,291
4.75%, 04/15/58 (Call 10/15/57)	60	71,449
4.90%, 01/23/31 (Call 10/23/30)	48	58,705
4.95%, 01/15/42	63	78,147
5.45%, 01/23/39 (Call 07/23/38)	183	235,439
5.55%, 01/23/49 (Call 07/23/48)	98	127,686
5.80%, 01/23/59 (Call 07/23/58)	128	176,131
8.00%, 11/15/39	27	43,804
8.20%, 01/15/39	61	99,810
Brown-Forman Corp. 3.50%, 04/15/25 (Call 02/15/25)	52	56,742
4.00%, 04/15/38 (Call 10/15/37)	23	27,268
4.50%, 07/15/45 (Call 01/15/45)	84	106,151
Coca-Cola Co. (The) 1.65%, 06/01/30	39	38,240
1.75%, 09/06/24	233	243,070
2.13%, 09/06/29	85	87,073
2.25%, 09/01/26	100	106,448
2.50%, 06/01/40	167	162,740
2.55%, 06/01/26	70	75,471
2.60%, 06/01/50	38	35,964
2.75%, 06/01/60	39	37,238
2.88%, 10/27/25	10	10,892
2.95%, 03/25/25	38	41,133
3.20%, 11/01/23	179	192,833
3.38%, 03/25/27	105	117,459
3.45%, 03/25/30	227	256,113
4.20%, 03/25/50	25	30,937
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	185	242,476
Constellation Brands Inc. 3.75%, 05/01/50 (Call 11/01/49)	16	17,415
4.10%, 02/15/48 (Call 08/15/47)	7	7,917
4.50%, 05/09/47 (Call 11/09/46)	10	11,890
5.25%, 11/15/48 (Call 05/15/48)	2	2,649
Diageo Capital PLC 2.00%, 04/29/30 (Call 01/29/30)	200	201,028
2.13%, 10/24/24 (Call 09/24/24)	400	420,132
2.13%, 04/29/32 (Call 01/29/32)	945	951,435
2.38%, 10/24/29 (Call 07/24/29)	360	374,659
2.63%, 04/29/23 (Call 01/29/23)	1,305	1,360,893
3.50%, 09/18/23 (Call 08/18/23)	350	376,281
5.88%, 09/30/36	25	35,619
Diageo Investment Corp. 2.88%, 05/11/22	918	946,155
4.25%, 05/11/42	105	127,097

Security	Par (000)	Value

Beverages (continued)
7.45%, 04/15/35	$104	$164,596
8.00%, 09/15/22	145	161,790
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	165	169,962
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)	23	24,519
3.13%, 12/15/23 (Call 10/15/23)	72	76,941
3.20%, 05/01/30 (Call 02/01/30)	94	101,653
3.43%, 06/15/27 (Call 03/15/27)	77	85,695
3.80%, 05/01/50 (Call 11/01/49)	5	5,466
4.06%, 05/25/23 (Call 04/25/23)	120	129,174
4.42%, 05/25/25 (Call 03/25/25)	149	168,747
4.42%, 12/15/46 (Call 06/15/46)	77	90,977
4.60%, 05/25/28 (Call 02/25/28)	45	53,074
4.99%, 05/25/38 (Call 11/25/37)	5	6,371
5.09%, 05/25/48 (Call 11/25/47)	10	12,964
Molson Coors Beverage Co. 3.00%, 07/15/26 (Call 04/15/26)	600	646,668
4.20%, 07/15/46 (Call 01/15/46)	40	42,821
5.00%, 05/01/42	30	35,830
PepsiCo Inc. 2.25%, 05/02/22 (Call 04/02/22)	50	51,078
2.25%, 03/19/25 (Call 02/19/25)	135	142,441
2.38%, 10/06/26 (Call 07/06/26)	284	302,858
2.63%, 03/19/27 (Call 01/19/27)	100	107,843
2.63%, 07/29/29 (Call 04/29/29)	100	106,579
2.75%, 03/05/22	50	51,279
2.75%, 03/01/23	25	26,242
2.75%, 04/30/25 (Call 01/30/25)	437	469,242
2.75%, 03/19/30 (Call 12/19/29)	204	218,480
2.85%, 02/24/26 (Call 11/24/25)	50	54,235
3.00%, 10/15/27 (Call 07/15/27)	94	103,424
3.10%, 07/17/22 (Call 05/17/22)	35	36,202
3.38%, 07/29/49 (Call 01/29/49)	115	124,637
3.45%, 10/06/46 (Call 04/06/46)	45	49,369
3.50%, 07/17/25 (Call 04/17/25)	10	11,058
3.50%, 03/19/40 (Call 09/19/39)	74	83,135
3.60%, 03/01/24 (Call 12/01/23)	60	65,400
3.60%, 08/13/42	50	56,333
3.63%, 03/19/50 (Call 09/19/49)	135	152,859
3.88%, 03/19/60 (Call 09/19/59)	93	111,006
4.00%, 03/05/42	80	94,624
4.00%, 05/02/47 (Call 11/02/46)	20	23,791
4.25%, 10/22/44 (Call 04/22/44)	115	140,053
4.45%, 04/14/46 (Call 10/14/45)	10	12,582
4.60%, 07/17/45 (Call 01/17/45)	15	19,112
7.00%, 03/01/29	45	62,701

		15,557,971

Biotechnology — 0.5%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	456	472,024
2.20%, 02/21/27 (Call 12/21/26)	177	184,478
2.25%, 08/19/23 (Call 06/19/23)	94	97,928
2.30%, 02/25/31 (Call 11/25/30)	205	207,593
2.45%, 02/21/30 (Call 11/21/29)	206	212,176
2.60%, 08/19/26 (Call 05/19/26)	2	2,135
2.65%, 05/11/22 (Call 04/11/22)	345	353,732
2.70%, 05/01/22 (Call 03/01/22)	80	81,888
2.77%, 09/01/53 (Call 03/01/53)(e)	186	171,507
3.13%, 05/01/25 (Call 02/01/25)	44	47,540

32	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.15%, 02/21/40 (Call 08/21/39)	$155	$160,126
3.20%, 11/02/27 (Call 08/02/27)	22	24,214
3.38%, 02/21/50 (Call 08/21/49)	120	123,458
3.63%, 05/22/24 (Call 02/22/24)	254	276,723
4.40%, 05/01/45 (Call 11/01/44)	100	118,782
4.56%, 06/15/48 (Call 12/15/47)	189	232,041
4.66%, 06/15/51 (Call 12/15/50)	98	123,445
4.95%, 10/01/41	51	64,695
5.15%, 11/15/41 (Call 05/15/41)	42	54,737
Baxalta Inc. 4.00%, 06/23/25 (Call 03/23/25)	125	139,040
5.25%, 06/23/45 (Call 12/23/44)	115	150,146
Biogen Inc. 3.15%, 05/01/50 (Call 11/01/49)	76	72,524
3.25%, 02/15/51 (Call 08/15/50)(e)	117	113,966
4.05%, 09/15/25 (Call 06/15/25)	134	150,903
Gilead Sciences Inc. 2.50%, 09/01/23 (Call 07/01/23)	40	41,909
2.80%, 10/01/50 (Call 04/01/50)	61	56,268
2.95%, 03/01/27 (Call 12/01/26)	163	176,871
3.25%, 09/01/22 (Call 07/01/22)	101	104,839
3.50%, 02/01/25 (Call 11/01/24)	104	113,316
3.65%, 03/01/26 (Call 12/01/25)	350	388,581
3.70%, 04/01/24 (Call 01/01/24)	50	54,227
4.00%, 09/01/36 (Call 03/01/36)	44	50,747
4.15%, 03/01/47 (Call 09/01/46)	125	142,946
4.50%, 02/01/45 (Call 08/01/44)	60	71,601
4.60%, 09/01/35 (Call 03/01/35)	180	220,036
4.75%, 03/01/46 (Call 09/01/45)	156	192,387
4.80%, 04/01/44 (Call 10/01/43)	135	167,507
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	34	30,477

		5,447,513

Building Materials — 0.2%
Carrier Global Corp. 2.70%, 02/15/31 (Call 11/15/30)	75	77,303
3.58%, 04/05/50 (Call 10/05/49)	100	102,869
Fortune Brands Home & Security Inc. 3.25%, 09/15/29 (Call 06/15/29)	10	10,725
4.00%, 09/21/23 (Call 08/21/23)	149	161,681
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(d)	50	54,171
3.90%, 02/14/26 (Call 11/14/25)	55	61,459
4.63%, 07/02/44 (Call 01/02/44)	55	67,751
4.95%, 07/02/64 (Call 01/02/64)(d)	15	19,038
5.13%, 09/14/45 (Call 03/14/45)	52	68,273
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	110	107,350
Lafarge SA, 7.13%, 07/15/36	18	26,019
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23) .	50	52,848
Masco Corp. 3.50%, 11/15/27 (Call 08/15/27)	41	45,816
4.38%, 04/01/26 (Call 01/01/26)	165	189,339
4.45%, 04/01/25 (Call 01/01/25)	92	103,905
4.50%, 05/15/47 (Call 11/15/46)	30	35,968
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	48	52,662
3.95%, 08/15/29 (Call 05/15/29)	69	77,686
4.20%, 12/01/24 (Call 09/01/24)	300	333,444
4.30%, 07/15/47 (Call 01/15/47)	35	39,327

Security	Par (000)	Value

Building Materials (continued)
4.40%, 01/30/48 (Call 07/30/47)	$5	$5,692
7.00%, 12/01/36	11	15,298
Vulcan Materials Co. 4.50%, 04/01/25 (Call 01/01/25)	12	13,513
4.50%, 06/15/47 (Call 12/15/46)	37	44,319

		1,766,456

Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	40	46,768
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	27	29,014
Dow Chemical Co. (The) 4.38%, 11/15/42 (Call 05/15/42)	13	15,280
4.55%, 11/30/25 (Call 09/30/25)	80	91,906
4.63%, 10/01/44 (Call 04/01/44)	2	2,402
4.80%, 05/15/49 (Call 11/15/48)	125	156,536
5.25%, 11/15/41 (Call 05/15/41)	30	37,723
9.40%, 05/15/39	59	102,165
DuPont de Nemours Inc. 4.21%, 11/15/23 (Call 10/15/23)	382	418,664
4.49%, 11/15/25 (Call 09/25/25)	40	45,799
4.73%, 11/15/28 (Call 08/15/28)	335	398,365
5.32%, 11/15/38 (Call 05/15/38)	258	334,128
5.42%, 11/15/48 (Call 05/15/48)	125	166,611
Eastman Chemical Co. 4.65%, 10/15/44 (Call 04/15/44)	41	49,081
4.80%, 09/01/42 (Call 03/01/42)	48	58,737
Ecolab Inc. 2.38%, 08/10/22 (Call 07/10/22)	672	690,581
2.70%, 11/01/26 (Call 08/01/26)	405	437,728
3.25%, 01/14/23 (Call 11/19/22)	517	541,971
3.25%, 12/01/27 (Call 09/01/27)	55	61,047
3.95%, 12/01/47 (Call 06/01/47)	32	37,384
4.80%, 03/24/30 (Call 12/24/29)	335	410,134
5.50%, 12/08/41	25	33,755
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	5	5,945
International Flavors & Fragrances Inc. 3.20%, 05/01/23 (Call 02/01/23)	175	183,109
4.38%, 06/01/47 (Call 12/01/46)	25	28,933
4.45%, 09/26/28 (Call 06/26/28)	70	80,984
5.00%, 09/26/48 (Call 03/26/48)	36	45,710
Linde Inc./CT 2.70%, 02/21/23 (Call 11/21/22)	87	90,444
3.55%, 11/07/42 (Call 05/07/42)	56	62,851
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	60	71,839
5.25%, 07/15/43	26	32,666
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,045	1,151,663
LYB International Finance III LLC 2.88%, 05/01/25 (Call 04/01/25)	62	66,083
3.63%, 04/01/51 (Call 04/01/50)	20	20,291
3.80%, 10/01/60 (Call 04/01/60)	15	15,191
4.20%, 10/15/49 (Call 04/15/49)	5	5,501
4.20%, 05/01/50 (Call 11/01/49)	150	165,514
Mosaic Co. (The) 4.05%, 11/15/27 (Call 08/15/27)	10	11,297
4.88%, 11/15/41 (Call 05/15/41)	5	5,660
5.45%, 11/15/33 (Call 05/15/33)	15	18,473
5.63%, 11/15/43 (Call 05/15/43)	25	32,335

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd. 3.15%, 10/01/22 (Call 07/01/22)	$80	$82,850
3.50%, 06/01/23 (Call 03/01/23)	25	26,440
3.63%, 03/15/24 (Call 12/15/23)	12	12,984
4.13%, 03/15/35 (Call 09/15/34)	22	25,133
4.90%, 06/01/43 (Call 12/01/42)	10	12,417
5.00%, 04/01/49 (Call 10/01/48)	13	16,900
5.25%, 01/15/45 (Call 07/15/44)	15	19,583
5.63%, 12/01/40	38	50,670
5.88%, 12/01/36	15	20,220
6.13%, 01/15/41 (Call 07/15/40)	10	13,966
PPG Industries Inc. 2.80%, 08/15/29 (Call 05/15/29)	84	89,574
3.20%, 03/15/23 (Call 02/15/23)	127	133,652
3.75%, 03/15/28 (Call 12/15/27)	40	46,156
Rohm & Haas Co., 7.85%, 07/15/29	115	158,010
RPM International Inc. 4.25%, 01/15/48 (Call 07/15/47)	20	21,389
5.25%, 06/01/45 (Call 12/01/44)	11	13,074
Sherwin-Williams Co. (The) 3.13%, 06/01/24 (Call 04/01/24)	10	10,747
3.30%, 05/15/50 (Call 11/15/49)	50	51,063
3.45%, 08/01/25 (Call 05/01/25)	50	54,527
4.00%, 12/15/42 (Call 06/15/42)	13	14,543
4.50%, 06/01/47 (Call 12/01/46)	104	126,090
4.55%, 08/01/45 (Call 02/01/45)	15	17,982
Westlake Chemical Corp., 5.00%, 08/15/46 (Call 02/15/46)	20	23,941

		7,302,179

Commercial Services — 0.5%
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	11	10,422
3.38%, 09/15/25 (Call 06/15/25)	100	111,002
Block Financial LLC 3.88%, 08/15/30 (Call 05/15/30)	112	117,562
5.25%, 10/01/25 (Call 07/01/25)	23	25,964
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	52	57,971
Moody’s Corp. 2.63%, 01/15/23 (Call 12/15/22)	152	157,887
3.25%, 05/20/50 (Call 11/20/49)	14	14,241
3.75%, 03/24/25 (Call 02/24/25)	50	55,259
4.25%, 02/01/29 (Call 11/01/28)	18	21,018
4.50%, 09/01/22 (Call 06/01/22)	155	162,866
4.88%, 02/15/24 (Call 11/15/23)	106	117,905
4.88%, 12/17/48 (Call 06/17/48)	102	128,970
5.25%, 07/15/44	60	79,291
PayPal Holdings Inc. 2.20%, 09/26/22	731	751,914
2.40%, 10/01/24 (Call 09/01/24)	180	190,789
2.65%, 10/01/26 (Call 08/01/26)	120	129,019
2.85%, 10/01/29 (Call 07/01/29)	45	48,159
3.25%, 06/01/50 (Call 12/01/49)	6	6,319
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	845	903,584
3.50%, 03/16/23 (Call 02/16/23)	1,169	1,236,931
4.00%, 03/18/29 (Call 12/18/28)	281	319,067
S&P Global Inc. 2.50%, 12/01/29 (Call 09/01/29)	50	52,427
2.95%, 01/22/27 (Call 10/22/26)	28	30,346
3.25%, 12/01/49 (Call 06/01/49)	123	128,358

Security	Par (000)	Value

Commercial Services (continued)
4.00%, 06/15/25 (Call 03/15/25)	$120	$134,191
Verisk Analytics Inc. 3.63%, 05/15/50 (Call 11/15/49)	55	56,807
4.00%, 06/15/25 (Call 03/15/25)	20	22,267
4.13%, 03/15/29 (Call 12/15/28)	41	46,630
5.50%, 06/15/45 (Call 12/15/44)	7	9,186

		5,126,352

Computers — 0.6%
Apple Inc. 2.55%, 08/20/60 (Call 02/20/60)	4	3,540
2.65%, 05/11/50 (Call 11/11/49)	81	76,251
2.95%, 09/11/49 (Call 03/11/49)	56	55,745
3.45%, 02/09/45	107	117,244
3.75%, 09/12/47 (Call 03/12/47)	69	78,624
3.75%, 11/13/47 (Call 05/13/47)	19	21,624
3.85%, 05/04/43	116	135,584
3.85%, 08/04/46 (Call 02/04/46)	54	62,126
4.25%, 02/09/47 (Call 08/09/46)	5	6,119
4.38%, 05/13/45	42	52,285
4.45%, 05/06/44	5	6,320
4.65%, 02/23/46 (Call 08/23/45)	107	137,223
Dell International LLC/EMC Corp. 5.30%, 10/01/29 (Call 07/01/29)(e)	210	248,086
6.02%, 06/15/26 (Call 03/15/26)(e)	360	430,247
8.10%, 07/15/36 (Call 01/15/36)(e)	117	172,184
8.35%, 07/15/46 (Call 01/15/46)(e)	73	111,591
DXC Technology Co., 4.00%, 04/15/23	120	127,698
Hewlett Packard Enterprise Co. 2.25%, 04/01/23 (Call 03/01/23)	195	201,566
4.40%, 10/15/22 (Call 08/15/22)	725	765,760
4.45%, 10/02/23 (Call 09/02/23)	143	156,331
4.90%, 10/15/25 (Call 07/15/25)	425	488,380
6.20%, 10/15/35 (Call 04/15/35)	77	101,100
6.35%, 10/15/45 (Call 04/15/45)	84	110,069
HP Inc. 3.40%, 06/17/30 (Call 03/17/30)	10	10,794
4.05%, 09/15/22	267	281,778
6.00%, 09/15/41	132	169,504
International Business Machines Corp. 3.00%, 05/15/24	102	109,719
3.30%, 01/27/27	100	110,429
3.38%, 08/01/23	500	536,900
3.45%, 02/19/26	352	389,481
3.50%, 05/15/29	100	110,825
3.63%, 02/12/24	150	163,748
4.00%, 06/20/42	54	62,481
4.15%, 05/15/39	100	117,837
4.25%, 05/15/49	231	273,756
5.60%, 11/30/39	16	21,906
5.88%, 11/29/32	25	34,442
7.00%, 10/30/25	156	198,221
7.13%, 12/01/96	10	16,461
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(e)	51	58,233

		6,332,212

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co. 2.10%, 05/01/23	2	2,078
3.70%, 08/01/47 (Call 02/01/47)	36	43,138
4.00%, 08/15/45	160	198,845

34	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The) 3.13%, 12/01/49 (Call 06/01/49)	$7	$7,377
4.15%, 03/15/47 (Call 09/15/46)	5	6,095
4.38%, 06/15/45 (Call 12/15/44)	7	8,640
6.00%, 05/15/37	25	35,041
Procter & Gamble Co. (The) 2.15%, 08/11/22	75	77,096
2.45%, 11/03/26	251	268,962
2.70%, 02/02/26	25	27,119
2.80%, 03/25/27	288	314,001
2.85%, 08/11/27	46	50,630
3.10%, 08/15/23	150	160,595
3.60%, 03/25/50	40	48,372
Unilever Capital Corp. 2.00%, 07/28/26	120	125,480
2.60%, 05/05/24 (Call 03/05/24)	250	265,755

		1,639,224

Distribution & Wholesale — 0.0%
WW Grainger Inc. 1.85%, 02/15/25 (Call 01/15/25)	142	147,447
3.75%, 05/15/46 (Call 11/15/45)	35	38,843
4.20%, 05/15/47 (Call 11/15/46)	49	58,115
4.60%, 06/15/45 (Call 12/15/44)	132	165,145

		409,550

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.88%, 01/23/28 (Call 10/23/27)	150	160,710
6.50%, 07/15/25 (Call 06/15/25)	400	468,076
Affiliated Managers Group Inc. 3.30%, 06/15/30 (Call 03/15/30)	35	37,056
3.50%, 08/01/25	10	10,946
Air Lease Corp. 2.30%, 02/01/25 (Call 01/01/25)	7	7,158
3.00%, 02/01/30 (Call 11/01/29)	30	29,901
3.25%, 03/01/25 (Call 01/01/25)	25	26,428
3.25%, 10/01/29 (Call 07/01/29)	5	5,151
3.63%, 04/01/27 (Call 01/01/27)	10	10,770
3.63%, 12/01/27 (Call 09/01/27)	30	32,046
3.75%, 06/01/26 (Call 04/01/26)	30	32,431
4.25%, 09/15/24 (Call 06/15/24)	5	5,478
4.63%, 10/01/28 (Call 07/01/28)	40	44,999
Aircastle Ltd. 4.13%, 05/01/24 (Call 02/01/24)	35	36,943
4.25%, 06/15/26 (Call 04/15/26)	45	47,771
Ally Financial Inc. 3.88%, 05/21/24 (Call 04/21/24)	143	155,588
4.63%, 05/19/22	120	125,765
4.63%, 03/30/25	10	11,240
5.13%, 09/30/24	433	493,139
8.00%, 11/01/31	375	532,116
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	2	2,060
2.50%, 07/30/24 (Call 06/29/24)	20	21,208
2.65%, 12/02/22	11	11,441
3.00%, 10/30/24 (Call 09/29/24)	485	524,421
3.13%, 05/20/26 (Call 04/20/26)	50	54,937
3.40%, 02/27/23 (Call 01/27/23)	130	137,479
3.40%, 02/22/24 (Call 01/22/24)	320	346,490
3.63%, 12/05/24 (Call 11/04/24)	100	110,557

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 08/03/23 (Call 07/03/23)	$30	$32,295
4.05%, 12/03/42	160	188,523
4.20%, 11/06/25 (Call 10/06/25)	16	18,307
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	83,480
Ameriprise Financial Inc. 3.70%, 10/15/24	5	5,530
4.00%, 10/15/23	15	16,400
Brookfield Finance Inc. 3.90%, 01/25/28 (Call 10/25/27)	50	56,299
4.00%, 04/01/24 (Call 02/01/24)	5	5,467
4.35%, 04/15/30 (Call 01/15/30)	157	182,145
4.70%, 09/20/47 (Call 03/20/47)	260	308,885
4.85%, 03/29/29 (Call 12/29/28)	125	148,630
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	15	14,968
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	22	24,765
Charles Schwab Corp. (The) 3.20%, 03/02/27 (Call 12/02/26)	25	27,671
3.20%, 01/25/28 (Call 10/25/27)	114	126,083
3.25%, 05/22/29 (Call 02/22/29)	40	44,270
3.45%, 02/13/26 (Call 11/13/25)	85	94,479
4.00%, 02/01/29 (Call 11/01/28)	135	156,119
4.20%, 03/24/25 (Call 02/22/25)	12	13,501
4.63%, 03/22/30 (Call 12/22/29)	5	6,069
CME Group Inc. 4.15%, 06/15/48 (Call 12/15/47)	180	225,635
5.30%, 09/15/43 (Call 03/15/43)	55	77,568
Credit Suisse USA Inc., 7.13%, 07/15/32	10	14,879
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	75	82,014
3.95%, 11/06/24 (Call 08/06/24)	67	73,815
4.10%, 02/09/27 (Call 11/09/26)	86	97,137
4.50%, 01/30/26 (Call 11/30/25)	10	11,391
Franklin Resources Inc. 2.80%, 09/15/22	2	2,075
2.85%, 03/30/25	40	42,937
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(e)	467	533,748
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	550	629,321
Intercontinental Exchange Inc. 3.00%, 06/15/50 (Call 12/15/49)	40	38,664
3.00%, 09/15/60 (Call 03/15/60)	15	14,221
3.10%, 09/15/27 (Call 06/15/27)	60	66,252
3.75%, 12/01/25 (Call 09/01/25)	5	5,558
3.75%, 09/21/28 (Call 06/21/28)	19	21,357
4.25%, 09/21/48 (Call 03/21/48)	55	65,015
Invesco Finance PLC 3.13%, 11/30/22	30	31,408
3.75%, 01/15/26	10	11,132
4.00%, 01/30/24	57	62,595
5.38%, 11/30/43	63	80,219
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25) .	205	233,761
Jefferies Group LLC 6.25%, 01/15/36	10	13,242
6.50%, 01/20/43	10	13,205
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	12	13,572

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Legg Mason Inc. 4.75%, 03/15/26	$206	$240,173
5.63%, 01/15/44	75	102,585
Mastercard Inc. 2.00%, 03/03/25 (Call 02/03/25)	80	83,634
2.95%, 11/21/26 (Call 08/21/26)	55	60,164
2.95%, 06/01/29 (Call 03/01/29)	50	54,499
3.35%, 03/26/30 (Call 12/26/29)	159	178,454
3.38%, 04/01/24	10	10,880
3.50%, 02/26/28 (Call 11/26/27)	230	258,817
3.80%, 11/21/46 (Call 05/21/46)	110	127,714
3.85%, 03/26/50 (Call 09/26/49)	168	197,010
3.95%, 02/26/48 (Call 08/26/47)	37	43,783
Nasdaq Inc. 3.25%, 04/28/50 (Call 10/28/49)	30	29,742
3.85%, 06/30/26 (Call 03/30/26)	32	35,965
Nomura Holdings Inc., 3.10%, 01/16/30	220	231,035
ORIX Corp. 2.90%, 07/18/22	65	67,111
4.05%, 01/16/24	15	16,387
Raymond James Financial Inc. 3.63%, 09/15/26	32	36,208
4.65%, 04/01/30 (Call 01/01/30)	55	66,078
4.95%, 07/15/46	5	6,334
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	150	163,827
3.95%, 12/01/27 (Call 09/01/27)	150	165,098
4.25%, 08/15/24 (Call 05/15/24)	212	232,763
4.38%, 03/19/24 (Call 02/19/24)	152	166,768
4.50%, 07/23/25 (Call 04/24/25)	15	16,739
Visa Inc. 1.90%, 04/15/27 (Call 02/15/27)	5	5,187
2.05%, 04/15/30 (Call 01/15/30)	80	81,799
2.15%, 09/15/22 (Call 08/15/22)	123	126,414
2.70%, 04/15/40 (Call 10/15/39)	25	25,460
2.75%, 09/15/27 (Call 06/15/27)	10	10,880
2.80%, 12/14/22 (Call 10/14/22)	65	67,675
3.15%, 12/14/25 (Call 09/14/25)	5	5,499
3.65%, 09/15/47 (Call 03/15/47)	96	109,588
4.15%, 12/14/35 (Call 06/14/35)	107	131,262
4.30%, 12/14/45 (Call 06/14/45)	229	288,277
Western Union Co. (The) 2.85%, 01/10/25 (Call 12/10/24)	300	317,391
4.25%, 06/09/23 (Call 05/09/23)	30	32,309
6.20%, 11/17/36	107	134,897

		11,425,318

Electric — 2.4%
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28) .	19	21,761
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)	2,740	2,969,502
3.20%, 04/15/25 (Call 03/15/25)	627	677,831
3.80%, 06/01/29 (Call 03/01/29)	300	338,931
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	14	16,976
Baltimore Gas & Electric Co. 2.40%, 08/15/26 (Call 05/15/26)	18	19,116
2.90%, 06/15/50 (Call 12/15/49)	37	36,016
3.20%, 09/15/49 (Call 03/15/49)	87	89,199
3.50%, 08/15/46 (Call 02/15/46)	5	5,395
3.75%, 08/15/47 (Call 02/15/47)	5	5,598
6.35%, 10/01/36	55	79,761

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC 3.95%, 03/01/48 (Call 09/01/47)	$45	$52,573
4.50%, 04/01/44 (Call 10/01/43)	135	168,194
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	105	128,081
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	62	61,695
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	100	115,162
Commonwealth Edison Co. 2.20%, 03/01/30 (Call 12/01/29)	100	103,083
3.00%, 03/01/50 (Call 09/01/49)	100	99,793
3.65%, 06/15/46 (Call 12/15/45)	71	78,523
3.70%, 03/01/45 (Call 09/01/44)	43	47,655
4.00%, 03/01/48 (Call 09/01/47)	20	23,339
4.00%, 03/01/49 (Call 09/01/48)	95	111,931
4.35%, 11/15/45 (Call 05/15/45)	26	31,472
6.45%, 01/15/38	15	21,886
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	75	82,055
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	45	50,679
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	179	184,069
Connecticut Light & Power Co. (The) 4.00%, 04/01/48 (Call 10/01/47)	105	126,450
4.30%, 04/15/44 (Call 10/15/43)	50	61,336
Series A, 3.20%, 03/15/27 (Call 12/15/26)	130	143,917
Series A, 4.15%, 06/01/45 (Call 12/01/44)	100	120,685
Consolidated Edison Co. of New York Inc. 3.70%, 11/15/59 (Call 05/15/59)	250	270,095
3.80%, 05/15/28 (Call 02/15/28)	14	15,788
3.85%, 06/15/46 (Call 12/15/45)	49	54,384
3.95%, 03/01/43 (Call 09/01/42)	10	11,280
4.50%, 12/01/45 (Call 06/01/45)	40	48,186
4.50%, 05/15/58 (Call 11/15/57)	80	97,373
4.63%, 12/01/54 (Call 06/01/54)	24	29,747
5.70%, 06/15/40	37	49,721
Series 05-A, 5.30%, 03/01/35	100	127,981
Series 06-A, 5.85%, 03/15/36	10	13,592
Series 08-B, 6.75%, 04/01/38	15	22,074
Series 09-C, 5.50%, 12/01/39	35	46,418
Series 12-A, 4.20%, 03/15/42	47	54,544
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	97	106,943
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	86	94,954
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	155	175,556
Series A, 4.13%, 05/15/49 (Call 11/15/48)	101	116,640
Series C, 4.00%, 11/15/57 (Call 05/15/57)	29	32,585
Series D, 4.00%, 12/01/28 (Call 09/01/28)	9	10,297
Series E, 4.65%, 12/01/48 (Call 06/01/48)	115	143,318
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	33	38,186
El Paso Electric Co., 5.00%, 12/01/44 (Call 06/01/44)	5	5,761
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	5,550
Eversource Energy 3.45%, 01/15/50 (Call 07/15/49)	290	307,702
Series H, 3.15%, 01/15/25 (Call 10/15/24)	10	10,759
Series L, 2.90%, 10/01/24 (Call 08/01/24)	350	375,749
Series M, 3.30%, 01/15/28 (Call 10/15/27)	135	148,657
Series N, 3.80%, 12/01/23 (Call 11/01/23)	100	108,779
Series O, 4.25%, 04/01/29 (Call 01/01/29)	150	175,347
Series R, 1.65%, 08/15/30 (Call 05/15/30)	225	215,975
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	761	839,558
3.50%, 06/01/22 (Call 05/01/22)	325	336,385
4.05%, 04/15/30 (Call 01/15/30)	885	1,013,555

36	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 04/15/46 (Call 10/15/45)	$49	$58,038
4.70%, 04/15/50 (Call 10/15/49)	135	168,249
4.95%, 06/15/35 (Call 12/15/34)	70	85,461
5.10%, 06/15/45 (Call 12/15/44)	85	107,961
5.63%, 06/15/35	35	45,758
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	60	61,645
4.25%, 06/15/22 (Call 03/15/22)	15	15,541
5.60%, 06/15/42 (Call 12/15/41)	183	205,566
5.75%, 10/01/41 (Call 04/01/41)	10	11,397
6.25%, 10/01/39	284	338,150
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	150	156,343
2.85%, 04/01/25 (Call 03/01/25)	2,326	2,498,636
3.13%, 12/01/25 (Call 06/01/25)	295	321,175
3.15%, 10/01/49 (Call 04/01/49)	56	58,921
3.70%, 12/01/47 (Call 06/01/47)	108	123,634
3.80%, 12/15/42 (Call 06/15/42)	50	57,316
3.95%, 03/01/48 (Call 09/01/47)	75	88,876
3.99%, 03/01/49 (Call 09/01/48)	150	180,750
4.05%, 06/01/42 (Call 12/01/41)	30	35,473
4.05%, 10/01/44 (Call 04/01/44)	205	244,149
4.13%, 02/01/42 (Call 08/01/41)	5	5,982
4.13%, 06/01/48 (Call 12/01/47)	10	12,185
5.25%, 02/01/41 (Call 08/01/40)	150	202,087
5.63%, 04/01/34	195	267,468
5.69%, 03/01/40	30	42,183
5.95%, 02/01/38	50	71,187
5.96%, 04/01/39	25	35,856
Iberdrola International BV 5.81%, 03/15/25	360	424,321
6.75%, 07/15/36	100	149,587
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)	529	548,488
3.25%, 06/30/26 (Call 03/30/26)	35	38,250
3.35%, 11/15/27 (Call 08/15/27)	9	9,926
5.30%, 07/01/43 (Call 01/01/43)	114	144,118
National Grid USA, 5.80%, 04/01/35	25	32,272
National Rural Utilities Cooperative Finance Corp. 2.40%, 03/15/30 (Call 12/15/29)	15	15,589
4.40%, 11/01/48 (Call 05/01/48)	13	16,310
Series C, 8.00%, 03/01/32	10	15,397
NextEra Energy Capital Holdings Inc. 1.95%, 09/01/22	1,025	1,049,795
2.25%, 06/01/30 (Call 03/01/30)	401	404,781
2.75%, 05/01/25 (Call 04/01/25)	200	213,166
2.75%, 11/01/29 (Call 08/01/29)	310	326,244
2.90%, 04/01/22	25	25,696
3.15%, 04/01/24 (Call 03/01/24)	300	322,161
3.25%, 04/01/26 (Call 02/01/26)	5	5,485
3.50%, 04/01/29 (Call 01/01/29)	45	49,758
3.55%, 05/01/27 (Call 02/01/27)	415	465,788
4.80%, 12/01/77 (Call 12/01/27)(a)	5	5,400
5.65%, 05/01/79 (Call 05/01/29)(a)	50	57,384
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)	136	139,706
3.20%, 05/15/27 (Call 02/15/27)	305	337,711
3.95%, 04/01/30 (Call 01/01/30)	300	351,057
4.40%, 03/01/44 (Call 09/01/43)	59	72,639
5.50%, 03/15/40	25	34,196

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC 3.10%, 09/15/49 (Call 03/15/49)	$78	$80,276
3.75%, 04/01/45 (Call 10/01/44)	74	83,831
3.80%, 09/30/47 (Call 03/30/47)	31	35,331
3.80%, 06/01/49 (Call 12/01/48)	33	37,968
4.10%, 11/15/48 (Call 05/15/48)	65	77,670
4.55%, 12/01/41 (Call 06/01/41)	10	12,430
5.25%, 09/30/40	15	20,179
5.30%, 06/01/42 (Call 12/01/41)	105	142,404
PECO Energy Co. 2.80%, 06/15/50 (Call 12/15/49)	24	23,242
3.00%, 09/15/49 (Call 03/15/49)	65	65,328
3.70%, 09/15/47 (Call 03/15/47)	110	123,720
3.90%, 03/01/48 (Call 09/01/47)	59	68,555
4.15%, 10/01/44 (Call 04/01/44)	287	342,836
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	23,793
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	5	5,625
Public Service Electric & Gas Co. 2.45%, 01/15/30 (Call 10/15/29)	35	36,783
2.70%, 05/01/50 (Call 11/01/49)	27	25,982
3.15%, 01/01/50 (Call 07/01/49)	55	57,716
3.20%, 05/15/29 (Call 02/15/29)	210	231,395
3.20%, 08/01/49 (Call 02/01/49)	215	225,675
3.60%, 12/01/47 (Call 06/01/47)	30	33,646
3.65%, 09/01/28 (Call 06/01/28)	35	39,490
3.80%, 03/01/46 (Call 09/01/45)	21	24,135
3.85%, 05/01/49 (Call 11/01/48)	75	87,543
5.80%, 05/01/37	45	61,833
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	140	132,187
San Diego Gas & Electric Co. 4.15%, 05/15/48 (Call 11/15/47)	155	183,980
4.50%, 08/15/40	37	44,647
6.00%, 06/01/39	55	76,822
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	42	46,872
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	100	117,003
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	12	12,586
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)	180	197,624
3.40%, 02/01/28 (Call 10/01/27)	461	507,381
3.80%, 02/01/38 (Call 08/01/37)	144	159,587
4.00%, 02/01/48 (Call 08/01/47)	152	167,244
6.00%, 10/15/39	35	47,473
Southern California Edison Co. 2.25%, 06/01/30 (Call 03/01/30)	90	90,340
2.85%, 08/01/29 (Call 05/01/29)	37	39,021
3.65%, 02/01/50 (Call 08/01/49)	72	74,110
4.00%, 04/01/47 (Call 10/01/46)	129	138,485
4.05%, 03/15/42 (Call 09/15/41)	44	47,594
4.65%, 10/01/43 (Call 04/01/43)	28	32,934
5.63%, 02/01/36	37	47,495
6.00%, 01/15/34	78	104,443
6.05%, 03/15/39	40	53,704
6.65%, 04/01/29	70	86,772
Series 04-G, 5.75%, 04/01/35	20	26,378
Series 05-E, 5.35%, 07/15/35	25	31,844
Series 06-E, 5.55%, 01/15/37	10	12,491
Series 08-A, 5.95%, 02/01/38	5	6,564

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	$15	$15,965
Series A, 4.20%, 03/01/29 (Call 12/01/28)	143	163,825
Series B, 4.88%, 03/01/49 (Call 09/01/48)	5	6,115
Series C, 3.60%, 02/01/45 (Call 08/01/44)	15	15,250
Series C, 4.13%, 03/01/48 (Call 09/01/47)	86	94,941

		26,680,378

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	9	8,726

Electronics — 0.6%
Agilent Technologies Inc. 2.75%, 09/15/29 (Call 06/15/29)	27	28,409
3.05%, 09/22/26 (Call 06/22/26)	95	103,314
3.20%, 10/01/22 (Call 07/01/22)	20	20,734
3.88%, 07/15/23 (Call 04/15/23)	556	595,081
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	745	802,432
Allegion U.S. Holding Co. Inc. 3.20%, 10/01/24 (Call 08/01/24)	41	43,662
3.55%, 10/01/27 (Call 07/01/27)	55	59,704
Amphenol Corp. 2.05%, 03/01/25 (Call 02/01/25)	150	155,865
3.20%, 04/01/24 (Call 02/01/24)	2	2,137
4.35%, 06/01/29 (Call 03/01/29)	6	6,981
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	5	5,552
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	205	228,862
Flex Ltd. 4.88%, 06/15/29 (Call 03/15/29)	76	87,838
4.88%, 05/12/30 (Call 02/12/30)	138	160,861
5.00%, 02/15/23	35	37,736
Fortive Corp. 3.15%, 06/15/26 (Call 03/15/26)	193	211,142
4.30%, 06/15/46 (Call 12/15/45)	25	29,404
Honeywell International Inc. 1.95%, 06/01/30 (Call 03/01/30)	163	164,640
2.15%, 08/08/22 (Call 07/08/22)	319	327,074
2.30%, 08/15/24 (Call 07/15/24)	167	177,164
2.50%, 11/01/26 (Call 08/01/26)	175	188,741
2.70%, 08/15/29 (Call 05/15/29)	100	107,310
2.80%, 06/01/50 (Call 12/01/49)	76	75,850
3.35%, 12/01/23	50	54,101
3.81%, 11/21/47 (Call 05/21/47)	32	37,292
5.38%, 03/01/41	25	34,175
5.70%, 03/15/36	10	13,640
5.70%, 03/15/37	17	23,215
Hubbell Inc. 3.15%, 08/15/27 (Call 05/15/27)	11	11,858
3.35%, 03/01/26 (Call 12/01/25)	10	10,858
3.50%, 02/15/28 (Call 11/15/27)	20	21,644
3.63%, 11/15/22	10	10,517
Jabil Inc. 3.60%, 01/15/30 (Call 10/15/29)	48	51,551
3.95%, 01/12/28 (Call 10/12/27)	65	73,024
Keysight Technologies Inc. 3.00%, 10/30/29 (Call 07/30/29)	398	424,606
4.55%, 10/30/24 (Call 07/30/24)	410	461,357
4.60%, 04/06/27 (Call 01/06/27)	238	278,796
Legrand France SA, 8.50%, 02/15/25	235	301,138
Roper Technologies Inc. 2.95%, 09/15/29 (Call 06/15/29)	78	83,137
3.13%, 11/15/22 (Call 08/15/22)	120	124,714

Security	Par (000)	Value

Electronics (continued)
3.65%, 09/15/23 (Call 08/15/23)	$208	$224,315
3.80%, 12/15/26 (Call 09/15/26)	84	95,040
4.20%, 09/15/28 (Call 06/15/28)	185	213,355
Trimble Inc. 4.15%, 06/15/23 (Call 05/15/23)	65	69,874
4.75%, 12/01/24 (Call 09/01/24)	105	118,591
4.90%, 06/15/28 (Call 03/15/28)	89	104,867
Tyco Electronics Group SA 3.13%, 08/15/27 (Call 05/15/27)	115	127,144
3.45%, 08/01/24 (Call 05/01/24)	25	27,130
3.70%, 02/15/26 (Call 11/15/25)	20	22,148

		6,638,580

Environmental Control — 0.0%
Republic Services Inc. 3.05%, 03/01/50 (Call 09/01/49)	50	50,233
6.20%, 03/01/40	8	11,282
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49) .	35	41,759

		103,274

Food — 0.6%
Campbell Soup Co. 2.38%, 04/24/30 (Call 01/24/30)	83	84,008
2.50%, 08/02/22	52	53,524
3.13%, 04/24/50 (Call 10/24/49)	5	4,792
3.30%, 03/19/25 (Call 12/19/24)	105	113,397
3.65%, 03/15/23 (Call 02/15/23)	81	86,015
3.95%, 03/15/25 (Call 01/15/25)	175	193,994
4.15%, 03/15/28 (Call 12/15/27)	137	157,349
4.80%, 03/15/48 (Call 09/15/47)	91	111,947
Conagra Brands Inc. 4.60%, 11/01/25 (Call 09/01/25)	112	128,484
4.85%, 11/01/28 (Call 08/01/28)	7	8,370
5.30%, 11/01/38 (Call 05/01/38)	30	38,283
5.40%, 11/01/48 (Call 05/01/48)	47	62,102
8.25%, 09/15/30	115	167,764
General Mills Inc. 2.60%, 10/12/22 (Call 09/12/22)	124	128,174
2.88%, 04/15/30 (Call 01/15/30)	116	122,701
3.20%, 02/10/27 (Call 11/10/26)	25	27,518
3.70%, 10/17/23 (Call 09/17/23)	142	153,620
4.00%, 04/17/25 (Call 02/17/25)	278	309,809
4.20%, 04/17/28 (Call 01/17/28)	253	292,906
Hershey Co. (The) 3.13%, 11/15/49 (Call 05/15/49)	15	15,679
3.38%, 08/15/46 (Call 02/15/46)	20	21,599
Ingredion Inc. 3.20%, 10/01/26 (Call 07/01/26)	25	27,332
3.90%, 06/01/50 (Call 12/01/49)	9	9,989
JM Smucker Co. (The) 3.55%, 03/15/50 (Call 09/15/49)	13	13,563
4.25%, 03/15/35	37	43,057
4.38%, 03/15/45	40	46,826
Kellogg Co. 2.10%, 06/01/30 (Call 03/01/30)	25	25,037
2.65%, 12/01/23	609	644,614
3.25%, 04/01/26	82	90,131
3.40%, 11/15/27 (Call 08/15/27)	408	455,720
4.30%, 05/15/28 (Call 02/15/28)	69	80,016
4.50%, 04/01/46	139	168,914
Series B, 7.45%, 04/01/31	24	35,208

38	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	$76	$103,261
Kroger Co. (The) 2.65%, 10/15/26 (Call 07/15/26)	194	207,671
2.80%, 08/01/22 (Call 07/01/22)	116	119,696
3.50%, 02/01/26 (Call 11/01/25)	50	55,189
3.70%, 08/01/27 (Call 05/01/27)	34	38,506
3.85%, 08/01/23 (Call 05/01/23)	27	28,992
3.88%, 10/15/46 (Call 04/15/46)	113	123,162
3.95%, 01/15/50 (Call 07/15/49)	55	61,137
4.45%, 02/01/47 (Call 08/01/46)	65	76,458
4.50%, 01/15/29 (Call 10/15/28)	40	47,540
4.65%, 01/15/48 (Call 07/15/47)	70	84,699
5.00%, 04/15/42 (Call 10/15/41)	70	87,914
5.15%, 08/01/43 (Call 02/01/43)	55	70,718
5.40%, 07/15/40 (Call 01/15/40)	27	34,806
5.40%, 01/15/49 (Call 07/15/48)	68	90,792
6.90%, 04/15/38	17	24,694
7.50%, 04/01/31	5	7,060
McCormick & Co. Inc./MD 2.70%, 08/15/22 (Call 07/15/22)	125	128,917
3.15%, 08/15/24 (Call 06/15/24)	54	58,264
3.40%, 08/15/27 (Call 05/15/27)	145	161,083
4.20%, 08/15/47 (Call 02/15/47)	54	63,944
Sysco Corp. 3.25%, 07/15/27 (Call 04/15/27)	9	9,862
3.30%, 07/15/26 (Call 04/15/26)	20	21,869
3.30%, 02/15/50 (Call 08/15/49)	41	40,203
3.55%, 03/15/25 (Call 01/15/25)	67	73,202
3.75%, 10/01/25 (Call 07/01/25)	20	22,100
4.45%, 03/15/48 (Call 09/15/47)	17	19,522
4.50%, 04/01/46 (Call 10/01/45)	29	33,321
4.85%, 10/01/45 (Call 04/01/45)	59	70,720
5.65%, 04/01/25 (Call 03/01/25)	99	116,257
5.95%, 04/01/30 (Call 01/01/30)	80	102,910
6.60%, 04/01/50 (Call 10/01/49)	97	143,849
Tyson Foods Inc. 4.55%, 06/02/47 (Call 12/02/46)	43	52,491
5.10%, 09/28/48 (Call 03/28/48)	17	22,347
5.15%, 08/15/44 (Call 02/15/44)	10	12,921

		6,338,519

Forest Products & Paper — 0.0%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	10	10,289
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	54	65,551
4.40%, 08/15/47 (Call 02/15/47)	167	201,083
4.80%, 06/15/44 (Call 12/15/43)	45	55,975
5.15%, 05/15/46 (Call 11/15/45)	17	22,291
6.00%, 11/15/41 (Call 05/15/41)	5	7,034
7.30%, 11/15/39	85	132,252

		494,475

Gas — 0.1%
Atmos Energy Corp. 3.38%, 09/15/49 (Call 03/15/49)	43	44,956
4.13%, 10/15/44 (Call 04/15/44)	5	5,784
4.13%, 03/15/49 (Call 09/15/48)	45	52,758
4.30%, 10/01/48 (Call 04/01/48)	25	29,912
5.50%, 06/15/41 (Call 12/15/40)	5	6,631

Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp. 4.00%, 04/01/28 (Call 01/01/28)	$12	$13,626
4.10%, 09/01/47 (Call 03/01/47)	62	69,729
National Fuel Gas Co. 3.95%, 09/15/27 (Call 06/15/27)	50	53,772
4.75%, 09/01/28 (Call 06/01/28)	110	123,728
ONE Gas Inc. 4.50%, 11/01/48 (Call 05/01/48)	45	54,890
4.66%, 02/01/44 (Call 08/01/43)	10	12,031
Southern California Gas Co. 3.75%, 09/15/42 (Call 03/15/42)	30	33,355
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	30	35,760
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	70	86,142
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	107	125,221
Southwest Gas Corp. 3.80%, 09/29/46 (Call 03/29/46)	15	16,192
4.15%, 06/01/49 (Call 12/01/48)	121	138,228
Washington Gas Light Co. 3.65%, 09/15/49 (Call 03/15/49)	65	72,016
Series K, 3.80%, 09/15/46 (Call 03/15/46)	50	56,012

		1,030,743

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	176	199,721
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	10	11,992
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	10	10,999
Stanley Black & Decker Inc. 3.40%, 03/01/26 (Call 01/01/26)	2	2,213
5.20%, 09/01/40	27	35,384

		260,309

Health Care – Products — 0.2%
Abbott Laboratories 4.75%, 11/30/36 (Call 05/30/36)	139	178,939
4.75%, 04/15/43 (Call 10/15/42)	27	35,649
4.90%, 11/30/46 (Call 05/30/46)	245	332,149
5.30%, 05/27/40	40	55,690
6.00%, 04/01/39	140	205,603
6.15%, 11/30/37	5	7,408
Baxter International Inc. 3.50%, 08/15/46 (Call 02/15/46)	159	171,346
3.95%, 04/01/30 (Call 01/10/30)(e)	37	42,581
Boston Scientific Corp., 4.70%, 03/01/49 (Call 09/01/48)	29	36,606
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	64	68,427
DH Europe Finance II Sarl 3.25%, 11/15/39 (Call 05/15/39)	43	45,009
3.40%, 11/15/49 (Call 05/15/49)	2	2,074
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	94	107,864
Koninklijke Philips NV 5.00%, 03/15/42	15	19,484
6.88%, 03/11/38	10	15,092
Medtronic Inc., 4.63%, 03/15/45	140	183,452
Stryker Corp. 2.90%, 06/15/50 (Call 12/15/49)	5	4,899
4.38%, 05/15/44 (Call 11/15/43)	12	14,588
4.63%, 03/15/46 (Call 09/15/45)	30	37,863
Thermo Fisher Scientific Inc. 3.20%, 08/15/27 (Call 05/15/27)	95	104,339
4.10%, 08/15/47 (Call 02/15/47)	8	9,532

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
4.50%, 03/25/30 (Call 12/25/29)	$9	$10,723
5.30%, 02/01/44 (Call 08/01/43)	53	73,423
Zimmer Biomet Holdings Inc. 4.45%, 08/15/45 (Call 02/15/45)	64	72,156
5.75%, 11/30/39	5	6,651

		1,841,547

Health Care – Services — 0.6%
Aetna Inc. 3.88%, 08/15/47 (Call 02/15/47)	150	162,864
4.13%, 11/15/42 (Call 05/15/42)	50	55,986
4.50%, 05/15/42 (Call 11/15/41)	10	11,646
4.75%, 03/15/44 (Call 09/15/43)	129	155,320
6.63%, 06/15/36	49	70,919
6.75%, 12/15/37	42	61,397
Anthem Inc. 2.88%, 09/15/29 (Call 06/15/29)	13	13,857
3.13%, 05/15/50 (Call 11/15/49)	78	77,243
3.65%, 12/01/27 (Call 09/01/27)	44	49,680
4.10%, 03/01/28 (Call 12/01/27)	2	2,305
4.38%, 12/01/47 (Call 06/01/47)	106	126,486
4.55%, 03/01/48 (Call 09/01/47)	50	61,183
4.63%, 05/15/42	152	188,191
4.65%, 01/15/43	180	221,405
5.10%, 01/15/44	31	39,869
5.85%, 01/15/36	35	46,492
6.38%, 06/15/37	10	13,982
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	394	444,743
4.50%, 02/15/27 (Call 08/15/26)	165	188,336
4.75%, 05/01/23	552	598,489
5.00%, 03/15/24	332	371,943
5.13%, 06/15/39 (Call 12/15/38)	18	22,258
5.25%, 04/15/25	176	202,905
5.25%, 06/15/26 (Call 12/15/25)	296	346,432
5.25%, 06/15/49 (Call 12/15/48)	115	144,517
5.50%, 06/15/47 (Call 12/15/46)	327	419,132
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	20	21,398
3.95%, 03/15/27 (Call 12/15/26)	59	67,057
3.95%, 08/15/49 (Call 02/15/49)	16	17,959
4.63%, 12/01/42 (Call 06/01/42)	65	78,527
4.80%, 03/15/47 (Call 09/14/46)	25	31,108
4.88%, 04/01/30 (Call 01/01/30)	69	83,225
4.95%, 10/01/44 (Call 04/01/44)	80	100,336
Laboratory Corp. of America Holdings 2.95%, 12/01/29 (Call 09/01/29)	147	157,433
3.60%, 09/01/27 (Call 06/01/27)	12	13,466
4.70%, 02/01/45 (Call 08/01/44)	50	61,355
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	32	35,112
Quest Diagnostics Inc. 2.80%, 06/30/31 (Call 03/30/31)	149	156,760
2.95%, 06/30/30 (Call 03/30/30)	31	33,061
3.45%, 06/01/26 (Call 03/01/26)	495	545,802
3.50%, 03/30/25 (Call 12/30/24)	284	310,946
4.20%, 06/30/29 (Call 03/30/29)	46	53,705
4.25%, 04/01/24 (Call 01/01/24)	25	27,515
4.70%, 03/30/45 (Call 09/30/44)	30	36,353
UnitedHealth Group Inc. 3.13%, 05/15/60 (Call 11/15/59)	58	57,595

Security	Par (000)	Value

Health Care – Services (continued)
3.70%, 08/15/49 (Call 02/15/49)	$64	$71,851
3.75%, 10/15/47 (Call 04/15/47)	20	22,200
3.88%, 12/15/28	7	8,029
3.88%, 08/15/59 (Call 02/15/59)	38	43,365
4.20%, 01/15/47 (Call 07/15/46)	10	11,793
4.25%, 03/15/43 (Call 09/15/42)	30	36,177
4.25%, 04/15/47 (Call 10/15/46)	65	77,858
4.25%, 06/15/48 (Call 12/15/47)	105	127,065
4.45%, 12/15/48 (Call 06/15/48)	165	205,592
4.63%, 07/15/35	27	33,848
4.63%, 11/15/41 (Call 05/15/41)	41	51,356
4.75%, 07/15/45	132	167,921
5.70%, 10/15/40 (Call 04/15/40)	39	55,517
5.95%, 02/15/41 (Call 08/15/40)	5	7,211
6.50%, 06/15/37	20	29,666
6.63%, 11/15/37	52	78,080
6.88%, 02/15/38	60	92,410

		7,106,232

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	37	40,003
Whirlpool Corp. 4.50%, 06/01/46 (Call 12/01/45)	55	63,998
4.60%, 05/15/50 (Call 11/15/49)	12	14,321
4.75%, 02/26/29 (Call 11/26/28)	12	14,214

		132,536

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	40	45,968
Clorox Co. (The) 3.05%, 09/15/22 (Call 06/15/22)	133	137,605
3.10%, 10/01/27 (Call 07/01/27)	166	183,096
3.50%, 12/15/24 (Call 09/15/24)	175	192,780
3.90%, 05/15/28 (Call 02/15/28)	64	73,064
Kimberly-Clark Corp. 2.40%, 06/01/23	25	26,142
2.75%, 02/15/26	44	47,747
2.88%, 02/07/50 (Call 08/07/49)	100	101,814
3.10%, 03/26/30 (Call 12/26/29)	283	311,450
3.20%, 04/25/29 (Call 01/25/29)	100	110,524
3.20%, 07/30/46 (Call 01/30/46)	100	107,388
3.90%, 05/04/47 (Call 11/04/46)	110	131,856
5.30%, 03/01/41	100	135,391

		1,604,825

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	200	227,428
Aflac Inc. 2.88%, 10/15/26 (Call 07/15/26)	47	50,964
3.60%, 04/01/30 (Call 01/01/30)	97	109,300
4.00%, 10/15/46 (Call 04/15/46)	10	11,479
4.75%, 01/15/49 (Call 07/15/48)	7	9,055
Allstate Corp. (The) 3.85%, 08/10/49 (Call 02/10/49)	34	39,875
4.20%, 12/15/46 (Call 06/15/46)	38	46,538
4.50%, 06/15/43	12	15,141
5.35%, 06/01/33	8	10,542
6.50%, 05/15/67 (Call 05/15/37)(a)	15	19,741
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	250	267,207
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	52	58,577

40	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American Financial Group Inc./OH 4.50%, 06/15/47 (Call 12/15/46)	$22	$25,967
5.25%, 04/02/30 (Call 01/02/30)	15	18,260
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)	30	34,259
4.38%, 01/15/55 (Call 07/15/54)	75	88,845
4.50%, 07/16/44 (Call 01/16/44)	193	231,002
4.70%, 07/10/35 (Call 01/10/35)	25	30,807
4.75%, 04/01/48 (Call 10/01/47)	25	31,079
6.25%, 05/01/36	110	153,682
8.18%, 05/15/68 (Call 05/15/38)(a)	25	36,256
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	60	68,100
Aon Corp. 3.75%, 05/02/29 (Call 02/02/29)	37	41,814
4.50%, 12/15/28 (Call 09/15/28)	2	2,354
6.25%, 09/30/40	25	35,657
Aon PLC 4.60%, 06/14/44 (Call 03/14/44)	25	30,850
4.75%, 05/15/45 (Call 11/15/44)	57	72,009
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	6	7,579
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	20	21,092
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	5	6,361
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	15	16,547
4.90%, 03/27/28 (Call 12/27/27)	2	2,335
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	65	71,905
6.15%, 04/03/30 (Call 01/03/30)	35	43,211
AXA SA, 8.60%, 12/15/30	275	427,086
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30)(a)	15	15,347
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	12	13,617
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	225	271,192
4.25%, 01/15/49 (Call 07/15/48)	40	48,555
4.30%, 05/15/43	18	22,150
4.40%, 05/15/42	80	99,221
5.75%, 01/15/40	130	187,392
Berkshire Hathaway Inc., 4.50%, 02/11/43	133	167,901
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	31	32,478
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	25	28,569
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	5	5,921
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	2	2,289
Equitable Holdings Inc. 3.90%, 04/20/23 (Call 03/20/23)	253	270,705
4.35%, 04/20/28 (Call 01/20/28)	180	205,526
5.00%, 04/20/48 (Call 10/20/47)	171	215,214
First American Financial Corp., 4.60%, 11/15/24	30	33,294
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	58	66,757
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2	2,121
3.60%, 08/19/49 (Call 02/19/49)	84	91,017
4.30%, 04/15/43	40	47,496
4.40%, 03/15/48 (Call 09/15/47)	11	13,434
5.95%, 10/15/36	11	15,127

Security	Par (000)	Value

Insurance (continued)
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)	$10	$10,720
3.63%, 12/12/26 (Call 09/15/26)	9	10,077
4.35%, 03/01/48 (Call 09/01/47)	39	45,835
6.30%, 10/09/37	5	6,816
7.00%, 06/15/40	25	37,285
Loews Corp. 3.75%, 04/01/26 (Call 01/01/26)	75	83,815
4.13%, 05/15/43 (Call 11/15/42)	20	22,648
Manulife Financial Corp. 4.06%, 02/24/32 (Call 02/24/27)(a)	90	98,763
4.15%, 03/04/26	111	126,887
5.38%, 03/04/46	67	92,834
Markel Corp. 4.15%, 09/17/50 (Call 03/17/50)	5	5,811
4.30%, 11/01/47 (Call 05/01/47)	30	35,565
5.00%, 04/05/46	25	32,088
Marsh & McLennan Companies Inc. 3.30%, 03/14/23 (Call 01/14/23)	32	33,725
3.75%, 03/14/26 (Call 12/14/25)	85	95,092
3.88%, 03/15/24 (Call 02/15/24)	54	59,163
4.20%, 03/01/48 (Call 09/01/47)	35	42,098
4.35%, 01/30/47 (Call 07/30/46)	62	76,075
4.75%, 03/15/39 (Call 09/15/38)	30	37,982
4.90%, 03/15/49 (Call 09/15/48)	317	419,816
5.88%, 08/01/33	40	54,496
MetLife Inc. 4.05%, 03/01/45	223	265,009
4.13%, 08/13/42	85	101,249
4.55%, 03/23/30 (Call 12/23/29)	86	103,480
4.60%, 05/13/46 (Call 11/13/45)	10	12,818
4.72%, 12/15/44	12	15,431
4.88%, 11/13/43	7	9,199
6.40%, 12/15/36 (Call 12/15/31)	175	222,430
6.50%, 12/15/32	15	21,848
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	20,032
Principal Financial Group Inc. 3.10%, 11/15/26 (Call 08/15/26)	15	16,435
3.70%, 05/15/29 (Call 02/15/29)	42	47,332
4.30%, 11/15/46 (Call 05/15/46)	62	73,466
4.35%, 05/15/43	52	60,885
6.05%, 10/15/36	7	9,626
Progressive Corp. (The)
2.45%, 01/15/27	25	26,813
3.20%, 03/26/30 (Call 12/26/29)	20	22,230
3.70%, 01/26/45	5	5,680
4.00%, 03/01/29 (Call 12/01/28)	27	31,454
4.13%, 04/15/47 (Call 10/15/46)	10	12,178
4.20%, 03/15/48 (Call 09/15/47)	73	90,210
4.35%, 04/25/44	60	74,469
6.25%, 12/01/32	19	26,550
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	19	19,434
3.50%, 05/15/24	65	71,183
3.70%, 03/13/51 (Call 09/13/50)	40	44,274
3.88%, 03/27/28 (Call 12/27/27)	2	2,310
3.91%, 12/07/47 (Call 06/07/47)	44	49,563
3.94%, 12/07/49 (Call 06/07/49)	105	120,072
4.35%, 02/25/50 (Call 08/25/49)	105	126,715
4.42%, 03/27/48 (Call 09/27/47)	13	15,724

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.50%, 09/15/47 (Call 09/15/27)(a)	$20	$21,658
4.60%, 05/15/44	113	139,644
5.20%, 03/15/44 (Call 03/15/24)(a)	155	164,962
5.38%, 05/15/45 (Call 05/15/25)(a)	78	86,156
5.70%, 12/14/36	205	284,487
5.70%, 09/15/48 (Call 09/15/28)(a)(b)	127	144,545
5.88%, 09/15/42 (Call 09/15/22)(a)	50	52,649
6.63%, 06/21/40	15	22,056
Series B, 5.75%, 07/15/33	15	19,872
Prudential PLC, 3.13%, 04/14/30	15	16,365
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	7	7,820
Sompo International Holdings Ltd., 4.70%, 10/15/22	240	255,593
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	18,974
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	80	91,704
4.00%, 05/30/47 (Call 11/30/46)	147	175,099
4.05%, 03/07/48 (Call 09/07/47)	5	6,020
4.10%, 03/04/49 (Call 09/04/48)	20	24,376
4.30%, 08/25/45 (Call 02/25/45)	50	61,451
4.60%, 08/01/43	35	44,831
5.35%, 11/01/40	32	43,947
6.25%, 06/15/37	60	87,139
6.75%, 06/20/36	95	143,801
Travelers Property Casualty Corp., 6.38%, 03/15/33	28	40,228
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	35	35,927
Voya Financial Inc.
3.65%, 06/15/26	40	44,997
4.80%, 06/15/46	22	27,047
5.70%, 07/15/43	29	38,138
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	10	10,620
3.88%, 09/15/49 (Call 03/15/49)	13	14,601
4.50%, 09/15/28 (Call 06/15/28)	35	40,712
5.05%, 09/15/48 (Call 03/15/48)	84	109,654
WR Berkley Corp., 4.75%, 08/01/44	15	18,295
XLIT Ltd.
4.45%, 03/31/25	391	441,787
5.25%, 12/15/43	60	80,951

		10,180,023

Internet — 0.1%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	308	324,148
2.05%, 08/15/50 (Call 02/15/50)	73	62,914
2.25%, 08/15/60 (Call 02/15/60)	4	3,388
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	30	27,749
2.70%, 06/03/60 (Call 12/03/59)	180	166,136
4.05%, 08/22/47 (Call 02/22/47)	151	180,169
4.25%, 08/22/57 (Call 02/22/57)	47	58,704
4.95%, 12/05/44 (Call 06/05/44)	74	99,683
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	20	22,369
3.60%, 06/01/26 (Call 03/01/26)	60	66,431
4.10%, 04/13/25 (Call 03/13/25)	2	2,229
4.50%, 04/13/27 (Call 02/13/27)	20	23,359
4.63%, 04/13/30 (Call 01/13/30)	20	23,867
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	52	58,666
4.50%, 06/20/28 (Call 03/20/28)	50	58,357

Security	Par (000)	Value

Internet (continued)
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	$17	$17,546
3.45%, 08/01/24 (Call 05/01/24)	10	10,845
3.60%, 06/05/27 (Call 03/05/27)	15	16,753
4.00%, 07/15/42 (Call 01/15/42)	120	134,003
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	210,044
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	42	46,542

		1,613,902

Iron & Steel — 0.0%
Nucor Corp., 5.20%, 08/01/43 (Call 02/01/43)	7	9,330
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	51	54,732
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	135	144,447
5.00%, 12/15/26 (Call 12/15/21)	60	63,247

		271,756

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	10	10,739
4.63%, 07/28/45 (Call 01/28/45)	55	59,411

		70,150

Lodging — 0.5%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	75	80,029
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	25	25,913
3.90%, 08/08/29 (Call 05/08/29)	45	47,898
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	50	53,475
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	5	5,648
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	49	56,587
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	150	170,785
Series R, 3.13%, 06/15/26 (Call 03/15/26)	15	15,764
Series X, 4.00%, 04/15/28 (Call 01/15/28)	10	10,843
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	10	10,795
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	500	535,415
5.13%, 08/08/25 (Call 06/08/25)	200	224,632
5.40%, 08/08/28 (Call 05/08/28)	3,645	4,205,346

		5,443,130

Machinery — 0.6%
ABB Finance USA Inc., 2.88%, 05/08/22	302	310,954
Caterpillar Financial Services Corp.
1.90%, 09/06/22	104	106,534
1.95%, 11/18/22	466	479,006
2.15%, 11/08/24	34	35,885
2.40%, 06/06/22	2	2,054
2.40%, 08/09/26	20	21,247
2.55%, 11/29/22	55	57,167
2.85%, 06/01/22	12	12,386
2.85%, 05/17/24	24	25,764
3.30%, 06/09/24	271	294,561
3.45%, 05/15/23	15	16,025
3.65%, 12/07/23	224	244,035
3.75%, 11/24/23	150	163,660
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	20	20,483
2.60%, 09/19/29 (Call 06/19/29)	6	6,364

42	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.25%, 09/19/49 (Call 03/19/49)	$6	$6,414
3.25%, 04/09/50 (Call 10/09/49)	50	53,384
3.40%, 05/15/24 (Call 02/15/24)	27	29,279
3.80%, 08/15/42	30	35,024
4.75%, 05/15/64 (Call 11/15/63)	5	6,826
5.20%, 05/27/41	42	56,838
5.30%, 09/15/35	24	31,963
6.05%, 08/15/36	21	30,097
CNH Industrial Capital LLC
4.20%, 01/15/24	206	225,755
4.38%, 04/05/22	485	504,594
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	37	41,769
4.50%, 08/15/23	1,415	1,545,604
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	10,126
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	57	58,373
2.75%, 04/15/25 (Call 03/15/25)	140	150,507
2.88%, 09/07/49 (Call 03/07/49)	10	10,126
3.10%, 04/15/30 (Call 01/15/30)	10	10,991
3.75%, 04/15/50 (Call 10/15/49)	10	11,782
3.90%, 06/09/42 (Call 12/09/41)	50	59,363
5.38%, 10/16/29	15	19,174
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	31,400
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	27	27,896
John Deere Capital Corp.
1.20%, 04/06/23	110	112,045
1.75%, 03/09/27	15	15,366
1.95%, 06/13/22	10	10,214
2.15%, 09/08/22	49	50,378
2.25%, 09/14/26	25	26,573
2.70%, 01/06/23	152	158,737
2.75%, 03/15/22	16	16,416
2.80%, 03/06/23	42	44,118
2.80%, 09/08/27	18	19,551
2.95%, 04/01/22	64	65,876
3.05%, 01/06/28	14	15,312
3.40%, 09/11/25	55	60,793
3.45%, 06/07/23	25	26,758
3.45%, 01/10/24	43	46,756
3.45%, 03/13/25	15	16,514
3.65%, 10/12/23	18	19,576
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	10	10,678
3.50%, 03/01/29 (Call 12/01/28)	197	222,665
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	128	149,088
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	378	386,743
2.25%, 01/30/31 (Call 10/30/30)	130	131,550
3.25%, 11/01/26 (Call 08/01/26)	100	110,423
4.38%, 11/01/46 (Call 05/01/46)	25	29,387

		6,498,927

Manufacturing — 1.2%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	110	113,117
2.00%, 06/26/22	550	562,936
2.00%, 02/14/25 (Call 01/14/25)	910	951,751
2.25%, 03/15/23 (Call 02/15/23)	3,557	3,697,466
2.25%, 09/19/26 (Call 06/19/26)	291	308,032

Security	Par (000)	Value

Manufacturing (continued)
2.38%, 08/26/29 (Call 05/26/29)	$819	$854,135
2.65%, 04/15/25 (Call 03/15/25)	115	123,014
2.88%, 10/15/27 (Call 07/15/27)	495	542,317
3.00%, 08/07/25	265	288,739
3.05%, 04/15/30 (Call 01/15/30)	10	10,929
3.25%, 02/14/24 (Call 01/14/24)	733	791,691
3.25%, 08/26/49 (Call 02/26/49)	25	26,571
3.38%, 03/01/29 (Call 12/01/28)	119	132,805
3.63%, 10/15/47 (Call 04/15/47)	122	137,162
4.00%, 09/14/48 (Call 03/14/48)	75	89,321
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	105	108,524
3.50%, 12/01/24 (Call 10/01/24)	61	66,395
3.75%, 12/01/27 (Call 09/01/27)	60	67,576
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	52	57,463
3.92%, 09/15/47 (Call 02/15/47)	20	22,764
4.15%, 11/02/42	15	17,787
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	26	28,352
4.13%, 10/09/42	146	161,175
4.25%, 05/01/40 (Call 11/01/39)	124	138,152
4.35%, 05/01/50 (Call 11/01/49)	251	279,220
4.50%, 03/11/44	49	56,144
5.88%, 01/14/38	140	183,618
6.15%, 08/07/37	5	6,685
6.75%, 03/15/32	52	70,158
6.88%, 01/10/39	28	39,876
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	176	190,964
3.90%, 09/01/42 (Call 03/01/42)	39	46,979
4.88%, 09/15/41 (Call 03/15/41)	5	6,611
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	98	104,468
3.25%, 06/14/29 (Call 03/14/29)	20	21,814
3.50%, 09/15/22	1,022	1,069,993
4.00%, 06/14/49 (Call 12/14/48)	12	14,080
4.10%, 03/01/47 (Call 09/01/46)	32	37,827
4.20%, 11/21/34 (Call 05/21/34)	10	11,783
4.45%, 11/21/44 (Call 05/21/44)	138	170,216
6.25%, 05/15/38	20	28,239
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	55	63,539
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	36	37,394
3.38%, 03/01/28 (Call 12/01/27)	10	10,720
3.65%, 03/15/27 (Call 12/15/26)	122	133,533
3.90%, 09/17/29 (Call 06/17/29)	28	31,074
4.00%, 03/15/26 (Call 12/15/25)	68	75,606
4.30%, 03/01/24 (Call 12/01/23)	30	32,751
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	56,312
4.25%, 06/15/23	208	225,331
4.30%, 02/21/48 (Call 08/21/47)	5	5,962
5.75%, 06/15/43	30	42,263
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	65	71,742
3.55%, 11/01/24 (Call 08/01/24)	244	266,753
3.80%, 03/21/29 (Call 12/21/28)	165	187,374
4.50%, 03/21/49 (Call 09/21/48)	105	129,645

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.65%, 11/01/44 (Call 05/01/44)	$5	$6,157

		13,013,005

Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.85%, 04/01/61 (Call 10/01/60)	100	91,651
5.13%, 07/01/49 (Call 01/01/49)	2	2,270
5.38%, 04/01/38 (Call 10/01/37)	10	11,977
5.75%, 04/01/48 (Call 10/01/47)	30	36,956
6.38%, 10/23/35 (Call 04/23/35)	45	59,706
6.48%, 10/23/45 (Call 04/23/45)	60	80,238
6.83%, 10/23/55 (Call 04/23/55)	10	13,999
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	20	17,539
2.65%, 08/15/62 (Call 02/15/62)	29	25,604
2.80%, 01/15/51 (Call 07/15/50)	48	45,086
3.25%, 11/01/39 (Call 05/01/39)	30	31,933
3.40%, 07/15/46 (Call 01/15/46)	55	57,914
3.45%, 02/01/50 (Call 08/01/49)	160	169,597
3.90%, 03/01/38 (Call 09/01/37)	15	17,256
3.97%, 11/01/47 (Call 05/01/47)	196	224,428
4.00%, 08/15/47 (Call 02/15/47)	17	19,552
4.00%, 03/01/48 (Call 09/01/47)	30	34,337
4.00%, 11/01/49 (Call 05/01/49)	163	187,880
4.05%, 11/01/52 (Call 05/01/52)	64	74,191
4.50%, 01/15/43	23	28,327
4.60%, 10/15/38 (Call 04/15/38)	140	174,355
4.60%, 08/15/45 (Call 02/15/45)	142	177,875
4.65%, 07/15/42	25	31,297
4.70%, 10/15/48 (Call 04/15/48)	116	147,127
4.75%, 03/01/44	4	5,087
4.95%, 10/15/58 (Call 04/15/58)	60	81,640
5.65%, 06/15/35	21	28,175
6.40%, 05/15/38	25	36,870
6.40%, 03/01/40	10	14,814
6.45%, 03/15/37	35	50,986
6.50%, 11/15/35	61	88,505
6.55%, 07/01/39	5	7,383
6.95%, 08/15/37	52	79,572
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(e)	80	82,014
4.65%, 05/15/50 (Call 11/15/49)	146	169,204
5.00%, 09/20/37 (Call 03/20/37)	20	24,163
5.20%, 09/20/47 (Call 03/20/47)	132	162,497
5.30%, 05/15/49 (Call 11/15/48)	48	59,875
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	35	44,993
5.58%, 01/25/49 (Call 07/25/48)	140	184,701
Grupo Televisa SAB, 6.63%, 01/15/40	25	33,263
NBCUniversal Media LLC
4.45%, 01/15/43	45	55,031
5.95%, 04/01/41	120	172,075
6.40%, 04/30/40	10	14,749
Thomson Reuters Corp.
5.50%, 08/15/35	40	51,439
5.65%, 11/23/43 (Call 05/23/43)	37	47,672
5.85%, 04/15/40	50	65,747
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	60	65,399
5.88%, 11/15/40 (Call 05/15/40)	5	6,228

Security	Par (000)	Value

Media (continued)
6.55%, 05/01/37	$5	$6,678
6.75%, 06/15/39	5	6,819
7.30%, 07/01/38	50	70,742
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	15	22,276
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	30	29,629
3.70%, 12/01/42	15	16,630
4.13%, 06/01/44	12	14,040
4.38%, 08/16/41	45	54,885
Series E, 4.13%, 12/01/41	25	29,177
ViacomCBS Inc.
3.38%, 02/15/28 (Call 12/15/27)	10	10,863
3.70%, 06/01/28 (Call 03/01/28)	5	5,534
4.38%, 03/15/43	100	113,252
4.60%, 01/15/45 (Call 07/15/44)	144	165,469
4.85%, 07/01/42 (Call 01/01/42)	15	17,906
4.90%, 08/15/44 (Call 02/15/44)	37	43,962
4.95%, 05/19/50 (Call 11/19/49)	110	132,899
5.25%, 04/01/44 (Call 10/01/43)	108	134,195
5.85%, 09/01/43 (Call 03/01/43)	135	179,302
5.90%, 10/15/40 (Call 04/15/40)	30	38,724
6.88%, 04/30/36	115	163,196
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	205	193,007
3.50%, 05/13/40 (Call 11/13/39)	80	87,470
3.60%, 01/13/51 (Call 07/13/50)	105	114,560
3.80%, 05/13/60 (Call 11/13/59)	26	29,302
4.70%, 03/23/50 (Call 09/23/49)	20	25,656
4.95%, 10/15/45 (Call 04/15/45)	17	22,130
5.40%, 10/01/43	15	20,352
6.15%, 03/01/37	40	55,889
6.20%, 12/15/34	55	78,228
6.40%, 12/15/35	40	58,722
6.65%, 11/15/37	5	7,448
7.75%, 12/01/45	200	337,370

		5,679,489

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	5	5,541
4.38%, 06/15/45 (Call 12/15/44)	193	228,794
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	24	26,278
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	19	21,540
5.25%, 10/01/54 (Call 04/01/54)	5	5,656

		287,809

Mining — 0.1%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	414	473,926
5.95%, 03/15/24 (Call 12/15/23)	35	39,710
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	155	162,471
3.70%, 03/15/23 (Call 12/15/22)	45	47,420
4.88%, 03/15/42 (Call 09/15/41)	190	241,545
5.45%, 06/09/44 (Call 12/09/43)	5	6,695
6.25%, 10/01/39	15	21,614
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	35	38,826
5.20%, 11/02/40	88	118,919

44	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	$63	$76,135

		1,227,261

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	179	211,830

Oil & Gas — 1.0%
BP Capital Markets America Inc.
2.75%, 05/10/23	22	23,102
2.77%, 11/10/50 (Call 05/10/50)	87	77,115
2.94%, 04/06/23	175	184,336
3.00%, 02/24/50 (Call 08/24/49)	74	68,828
3.22%, 04/14/24 (Call 02/14/24)	5	5,368
3.41%, 02/11/26 (Call 12/11/25)	5	5,497
3.54%, 04/06/27 (Call 02/06/27)	5	5,567
3.59%, 04/14/27 (Call 01/14/27)	78	87,002
3.63%, 04/06/30 (Call 01/06/30)	49	54,766
3.79%, 02/06/24 (Call 01/06/24)	29	31,571
3.80%, 09/21/25 (Call 07/21/25)	10	11,117
3.94%, 09/21/28 (Call 06/21/28)	15	17,051
4.23%, 11/06/28 (Call 08/06/28)	98	113,734
BP Capital Markets PLC
2.75%, 05/10/23	55	57,736
3.28%, 09/19/27 (Call 06/19/27)	120	131,914
3.51%, 03/17/25	5	5,488
3.81%, 02/10/24	15	16,375
Burlington Resources LLC
5.95%, 10/15/36	54	74,902
7.20%, 08/15/31	45	65,168
7.40%, 12/01/31	59	86,184
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	270	288,193
2.98%, 05/11/40 (Call 11/11/39)	84	86,675
3.08%, 05/11/50 (Call 11/11/49)	95	95,206
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	23	20,075
4.20%, 10/15/49 (Call 04/15/49)	30	35,438
4.95%, 08/15/47 (Call 02/15/47)	57	74,272
5.05%, 11/15/44 (Call 05/15/44)	20	26,377
5.25%, 11/15/43 (Call 05/15/43)	25	33,761
6.00%, 03/01/41 (Call 09/01/40)	5	7,144
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	30	33,075
4.38%, 06/01/24 (Call 03/01/24)	29	31,633
4.38%, 03/15/29 (Call 12/15/28)	5	5,595
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	241,518
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	6,748
Conoco Funding Co., 7.25%, 10/15/31	15	21,987
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(e)	7	8,854
4.88%, 10/01/47 (Call 04/01/47)(e)	5	6,304
5.90%, 10/15/32	162	220,171
5.90%, 05/15/38	248	343,517
6.50%, 02/01/39	95	139,313
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	25	25,766
4.30%, 11/15/44 (Call 05/15/44)	64	76,214
4.95%, 03/15/26 (Call 12/15/25)	442	518,656
5.95%, 03/15/46 (Call 09/15/45)	5	7,207
6.95%, 04/15/29	76	103,605

Security	Par (000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	$50	$52,917
3.50%, 12/01/29 (Call 09/01/29)	79	82,708
Ecopetrol SA
5.88%, 05/28/45	95	103,503
7.38%, 09/18/43	20	25,145
Eni USA Inc., 7.30%, 11/15/27	45	59,190
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	68	79,881
4.95%, 04/15/50 (Call 10/15/49)	58	73,472
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	175	179,009
2.45%, 01/17/23	7	7,277
2.65%, 01/15/24	396	419,617
2.88%, 04/06/25 (Call 03/06/25)	265	284,568
3.00%, 04/06/27 (Call 02/06/27)	235	256,195
3.13%, 04/06/30 (Call 01/06/30)	75	81,507
3.25%, 11/10/24	405	442,272
3.25%, 11/18/49 (Call 05/18/49)	40	40,669
3.63%, 09/10/28 (Call 06/10/28)	79	89,116
3.70%, 03/01/24	2	2,191
3.70%, 04/06/50 (Call 10/06/49)	25	27,441
3.95%, 05/15/43	117	131,899
4.25%, 11/23/41	37	43,838
4.80%, 11/08/43	60	75,377
5.10%, 08/17/40	70	91,577
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	7	7,365
2.61%, 10/15/30 (Call 07/15/30)	60	62,714
2.99%, 03/19/25 (Call 02/19/25)	5	5,393
3.00%, 08/16/39 (Call 02/16/39)	5	5,031
3.04%, 03/01/26 (Call 12/01/25)	180	195,624
3.10%, 08/16/49 (Call 02/16/49)	45	43,656
3.45%, 04/15/51 (Call 10/15/50)	69	70,933
3.48%, 03/19/30 (Call 12/19/29)	200	222,466
3.57%, 03/06/45 (Call 09/06/44)	97	102,114
4.11%, 03/01/46 (Call 09/01/45)	14	15,870
4.23%, 03/19/40 (Call 09/19/39)	54	62,082
4.33%, 03/19/50 (Call 09/19/49)	237	279,276
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	195	206,251
4.30%, 04/01/27 (Call 01/01/27)	265	293,917
5.60%, 02/15/41	309	366,734
5.80%, 04/01/47 (Call 10/01/46)	60	74,232
6.00%, 01/15/40	35	43,190
7.13%, 03/15/33	10	13,040
7.30%, 08/15/31	51	66,510
7.88%, 10/01/29	30	40,059
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	40	45,528
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	15	16,218
4.40%, 07/15/27 (Call 04/15/27)	178	201,434
5.20%, 06/01/45 (Call 12/01/44)	94	109,230
6.60%, 10/01/37	160	207,931
6.80%, 03/15/32	15	19,202
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	10	10,892
4.50%, 04/01/48 (Call 10/01/47)	75	81,697
4.70%, 05/01/25 (Call 04/01/25)	41	46,620
4.75%, 09/15/44 (Call 03/15/44)	51	57,626

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 09/15/54 (Call 03/15/54)	$36	$40,310
5.13%, 12/15/26 (Call 09/15/26)	25	29,568
6.50%, 03/01/41 (Call 09/01/40)	39	52,507
Phillips
66 3.70%, 04/06/23	278	296,187
3.85%, 04/09/25 (Call 03/09/25)	60	66,181
3.90%, 03/15/28 (Call 12/15/27)	88	99,285
4.65%, 11/15/34 (Call 05/15/34)	15	17,678
4.88%, 11/15/44 (Call 05/15/44)	278	339,029
5.88%, 05/01/42	30	40,475
Total Capital Canada Ltd., 2.75%, 07/15/23	147	155,267
Total Capital International SA
2.70%, 01/25/23	214	223,711
2.83%, 01/10/30 (Call 10/10/29)	130	138,584
2.99%, 06/29/41 (Call 12/29/40)	80	80,810
3.13%, 05/29/50 (Call 11/29/49)	278	272,070
3.39%, 06/29/60 (Call 12/29/59)	18	18,181
3.46%, 07/12/49 (Call 01/12/49)	70	72,664
3.70%, 01/15/24	55	60,031
3.75%, 04/10/24	35	38,464
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	28	29,539
3.40%, 09/15/26 (Call 06/15/26)	41	44,054
3.65%, 03/15/25	15	16,251
4.00%, 04/01/29 (Call 01/01/29)	6	6,615
4.35%, 06/01/28 (Call 03/01/28)	42	47,216
4.90%, 03/15/45	46	52,976
6.63%, 06/15/37	87	115,078
7.50%, 04/15/32	16	22,172

		11,577,232

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	923	961,415
3.14%, 11/07/29 (Call 08/07/29)	125	134,846
3.34%, 12/15/27 (Call 09/15/27)	395	435,496
4.08%, 12/15/47 (Call 06/15/47)	115	126,084
Baker Hughes Holdings LLC, 5.13%, 09/15/40	325	410,810
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	123	126,450
3.50%, 08/01/23 (Call 05/01/23)	41	43,539
4.50%, 11/15/41 (Call 05/15/41)	50	53,823
4.75%, 08/01/43 (Call 02/01/43)	40	44,563
4.85%, 11/15/35 (Call 05/15/35)	65	74,715
5.00%, 11/15/45 (Call 05/15/45)	70	81,418
6.70%, 09/15/38	14	18,433
7.45%, 09/15/39	109	154,985
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	56	58,384
3.95%, 12/01/42 (Call 06/01/42)	15	14,636
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	153	158,438
3.65%, 12/01/23 (Call 09/01/23)	113	121,912
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	100	103,934

		3,123,881

Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	65	71,975
4.50%, 05/15/28 (Call 02/15/28)	111	129,390

Security	Par (000)	Value

Packaging & Containers (continued)
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	$90	$93,029
Packaging Corp. of America, 4.05%, 12/15/49
(Call 06/15/49)	10	11,648
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	15	19,265
WestRock MWV LLC, 8.20%, 01/15/30	30	41,854

		367,161

Pharmaceuticals — 1.3%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	82	85,869
2.90%, 11/06/22	197	205,087
3.20%, 11/06/22 (Call 09/06/22)	123	128,098
3.20%, 05/14/26 (Call 02/14/26)	15	16,361
3.60%, 05/14/25 (Call 02/14/25)	41	44,993
3.75%, 11/14/23 (Call 10/14/23)	150	162,358
4.05%, 11/21/39 (Call 05/21/39)	50	57,221
4.25%, 11/14/28 (Call 08/14/28)	15	17,439
4.25%, 11/21/49 (Call 05/21/49)	112	129,895
4.30%, 05/14/36 (Call 11/14/35)	64	75,323
4.40%, 11/06/42	95	111,992
4.45%, 05/14/46 (Call 11/14/45)	107	126,488
4.50%, 05/14/35 (Call 11/14/34)	141	169,238
4.63%, 10/01/42 (Call 04/01/42)	57	69,135
4.70%, 05/14/45 (Call 11/14/44)	145	175,885
4.88%, 11/14/48 (Call 05/14/48)	92	115,924
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	50	55,503
4.25%, 03/01/45 (Call 09/01/44)	25	28,244
4.30%, 12/15/47 (Call 06/15/47)	29	33,250
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	69	70,645
3.13%, 06/12/27 (Call 03/12/27)	190	208,289
3.38%, 11/16/25	367	403,729
3.50%, 08/17/23 (Call 07/17/23)	219	234,678
4.00%, 01/17/29 (Call 10/17/28)	134	153,890
4.00%, 09/18/42	69	79,568
4.38%, 11/16/45	160	194,896
4.38%, 08/17/48 (Call 02/17/48)	44	52,613
6.45%, 09/15/37	185	272,344
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	382	426,973
3.79%, 05/20/50 (Call 11/20/49)	78	86,645
4.67%, 06/06/47 (Call 12/06/46)	86	106,566
4.69%, 12/15/44 (Call 06/15/44)	18	22,114
Bristol-Myers Squibb Co.
3.25%, 02/27/27	62	68,889
3.25%, 08/01/42	18	19,259
4.25%, 10/26/49 (Call 04/26/49)	118	143,824
4.35%, 11/15/47 (Call 05/15/47)	42	51,365
4.55%, 02/20/48 (Call 08/20/47)	51	64,352
5.00%, 08/15/45 (Call 02/15/45)	107	142,565
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	87	89,253
3.08%, 06/15/24 (Call 04/15/24)	303	323,631
3.20%, 03/15/23	152	160,099
3.41%, 06/15/27 (Call 03/15/27)	383	420,779
3.50%, 11/15/24 (Call 08/15/24)	217	236,252
3.75%, 09/15/25 (Call 06/15/25)	150	166,020
4.37%, 06/15/47 (Call 12/15/46)	62	68,588
4.50%, 11/15/44 (Call 05/15/44)	31	34,340
4.60%, 03/15/43	10	11,201

46	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.90%, 09/15/45 (Call 03/15/45)	$53	$61,625
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	76	77,237
3.40%, 03/15/50 (Call 09/15/49)	180	183,676
3.75%, 07/15/23 (Call 06/15/23)	312	335,706
3.88%, 10/15/47 (Call 04/15/47)	45	49,322
4.13%, 11/15/25 (Call 09/15/25)	108	121,535
4.38%, 10/15/28 (Call 07/15/28)	234	272,966
4.80%, 08/15/38 (Call 02/15/38)	148	183,573
4.80%, 07/15/46 (Call 01/16/46)	60	74,728
4.90%, 12/15/48 (Call 06/15/48)	105	132,729
6.13%, 11/15/41	129	182,262
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	111	119,450
3.00%, 08/15/26 (Call 06/15/26)	45	48,781
3.25%, 08/15/29 (Call 05/15/29)	30	32,570
3.63%, 04/01/27 (Call 02/01/27)	50	55,594
3.75%, 04/01/30 (Call 01/01/30)	355	397,426
4.10%, 03/25/25 (Call 01/25/25)	5	5,585
4.13%, 04/01/40 (Call 10/01/39)	12	13,654
4.25%, 04/01/50 (Call 10/01/49)	62	71,940
4.30%, 03/25/28 (Call 12/25/27)	163	187,706
4.78%, 03/25/38 (Call 09/25/37)	249	303,890
4.88%, 07/20/35 (Call 01/20/35)	20	24,637
5.05%, 03/25/48 (Call 09/25/47)	239	302,218
5.13%, 07/20/45 (Call 01/20/45)	128	161,876
5.30%, 12/05/43 (Call 06/05/43)	25	32,108
6.13%, 09/15/39	20	27,112
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	32	28,177
2.75%, 06/01/25 (Call 03/01/25)	65	69,748
3.10%, 05/15/27 (Call 02/15/27)	65	71,855
3.38%, 03/15/29 (Call 12/15/28)	100	112,010
3.70%, 03/01/45 (Call 09/01/44)	20	22,576
3.88%, 03/15/39 (Call 09/15/38)	100	118,183
3.95%, 05/15/47 (Call 11/15/46)	97	114,013
3.95%, 03/15/49 (Call 09/15/48)	18	21,334
4.15%, 03/15/59 (Call 09/15/58)	75	92,653
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	37	38,830
3.38%, 05/15/23	204	217,491
3.63%, 05/15/25	50	55,474
3.88%, 05/15/28	52	60,155
4.20%, 03/18/43	5	6,133
6.38%, 05/15/38	66	99,969
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	87	89,659
2.88%, 06/01/22 (Call 05/01/22)	505	520,231
3.00%, 06/01/24 (Call 05/01/24)	111	119,153
3.38%, 06/01/29 (Call 03/01/29)	34	38,185
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	5	5,621
3.50%, 01/15/48 (Call 07/15/47)	120	135,553
3.55%, 03/01/36 (Call 09/01/35)	100	116,740
3.63%, 03/03/37 (Call 09/03/36)	80	93,486
3.70%, 03/01/46 (Call 09/01/45)	260	301,150
3.75%, 03/03/47 (Call 09/03/46)	20	23,378
4.50%, 09/01/40	10	12,749
4.50%, 12/05/43 (Call 06/05/43)	48	62,069
4.85%, 05/15/41	7	9,089

Security	Par (000)	Value

Pharmaceuticals (continued)
5.85%, 07/15/38	$100	$145,977
5.95%, 08/15/37	53	77,222
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	10	12,158
6.00%, 03/01/41 (Call 09/01/40)	5	6,772
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	90	101,571
4.60%, 06/01/44 (Call 12/01/43)	17	21,238
5.90%, 11/01/39	58	81,727
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	3	2,734
2.75%, 02/10/25 (Call 11/10/24)	303	324,486
3.40%, 03/07/29 (Call 12/07/28)	23	25,800
3.70%, 02/10/45 (Call 08/10/44)	130	146,792
3.90%, 03/07/39 (Call 09/07/38)	50	58,925
4.00%, 03/07/49 (Call 09/07/48)	77	91,751
4.15%, 05/18/43	40	48,661
6.50%, 12/01/33	66	98,281
6.55%, 09/15/37	7	10,636
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	10	13,962
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	20	19,084
4.00%, 03/15/49 (Call 09/15/48)	5	5,922
4.10%, 09/15/38 (Call 03/15/38)	40	47,930
4.13%, 12/15/46	17	20,349
4.20%, 09/15/48 (Call 03/15/48)	190	231,884
4.30%, 06/15/43	33	40,098
4.40%, 05/15/44	19	23,583
5.60%, 09/15/40	5	7,012
7.20%, 03/15/39	23	37,051
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	181	197,393
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	25	24,405
3.38%, 07/09/60 (Call 01/09/60)	55	54,843
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)(e)	85	88,284
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	40	43,650
3.25%, 02/01/23 (Call 11/01/22)	213	222,832
3.90%, 08/20/28 (Call 05/20/28)	41	46,453
3.95%, 09/12/47 (Call 03/12/47)	40	45,900
4.45%, 08/20/48 (Call 02/20/48)	51	62,378
4.50%, 11/13/25 (Call 08/13/25)	197	225,742
4.70%, 02/01/43 (Call 08/01/42)	51	64,424

		15,015,150

Pipelines — 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	37	38,202
4.45%, 07/15/27 (Call 04/15/27)	10	11,284
4.80%, 05/03/29 (Call 02/03/29)	149	169,234
4.95%, 12/15/24 (Call 09/15/24)	25	28,041
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	40	43,268
5.13%, 06/30/27 (Call 01/01/27)	60	70,068
5.88%, 03/31/25 (Call 10/02/24)	65	74,830
7.00%, 06/30/24 (Call 01/01/24)	110	127,636
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	30	33,901
5.80%, 06/01/45 (Call 12/01/44)	55	69,682

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	$25	$26,553
4.95%, 05/15/28 (Call 02/15/28)	15	16,817
5.00%, 05/15/44 (Call 11/15/43)	17	16,848
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	42	51,232
7.38%, 10/15/45 (Call 04/15/45)	55	80,355
Series B, 7.50%, 04/15/38	15	21,282
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	10	10,490
3.13%, 11/15/29 (Call 08/15/29)	90	96,074
3.50%, 06/10/24 (Call 03/10/24)	45	48,570
3.70%, 07/15/27 (Call 04/15/27)	34	37,942
4.00%, 11/15/49 (Call 05/15/49)	140	147,470
4.50%, 06/10/44 (Call 12/10/43)	100	111,103
5.50%, 12/01/46 (Call 05/29/46)	5	6,371
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	36,793
3.13%, 07/31/29 (Call 04/30/29)	25	26,837
3.70%, 01/31/51 (Call 07/31/50)	100	101,515
3.95%, 01/31/60 (Call 07/31/59)	41	42,027
4.15%, 10/16/28 (Call 07/16/28)	17	19,551
4.20%, 01/31/50 (Call 07/31/49)	120	130,484
4.25%, 02/15/48 (Call 08/15/47)	95	103,650
4.45%, 02/15/43 (Call 08/15/42)	28	32,008
4.80%, 02/01/49 (Call 08/01/48)	21	24,682
4.85%, 08/15/42 (Call 02/15/42)	5	5,934
4.85%, 03/15/44 (Call 09/15/43)	30	35,237
4.90%, 05/15/46 (Call 11/15/45)	35	41,389
4.95%, 10/15/54 (Call 04/15/54)	32	37,724
5.10%, 02/15/45 (Call 08/15/44)	105	127,833
5.38%, 02/15/78 (Call 02/15/28)(a)	75	74,401
5.70%, 02/15/42	23	29,965
5.95%, 02/01/41	13	17,221
6.13%, 10/15/39	5	6,776
7.55%, 04/15/38	10	14,954
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	70	66,442
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	20	19,936
Series H, 6.65%, 10/15/34	5	6,784
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	5	5,494
5.00%, 08/15/42 (Call 02/15/42)	5	5,671
5.00%, 03/01/43 (Call 09/01/42)	5	5,702
5.40%, 09/01/44 (Call 03/01/44)	70	83,395
5.50%, 03/01/44 (Call 09/01/43)	66	79,147
5.80%, 03/15/35	30	37,643
6.38%, 03/01/41	42	54,681
6.50%, 02/01/37	20	25,990
6.50%, 09/01/39	68	88,581
6.95%, 01/15/38	138	186,961
7.30%, 08/15/33	60	83,223
7.40%, 03/15/31	15	20,214
7.50%, 11/15/40	16	22,442
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	10	9,117
4.30%, 03/01/28 (Call 12/01/27)	10	11,416
5.05%, 02/15/46 (Call 08/15/45)	5	5,762
5.20%, 03/01/48 (Call 09/01/47)	90	106,700
5.30%, 12/01/34 (Call 06/01/34)	38	45,441
5.55%, 06/01/45 (Call 12/01/44)	190	233,077

Security	Par (000)	Value

Pipelines (continued)
7.75%, 01/15/32	$5	$7,180
7.80%, 08/01/31	5	7,094
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	81	82,860
4.20%, 10/03/47 (Call 04/03/47)	62	64,894
4.25%, 09/15/46 (Call 03/15/46)	25	26,464
4.85%, 02/01/49 (Call 08/01/48)	22	25,193
5.15%, 10/15/43 (Call 04/15/43)	20	23,870
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	12	13,394
4.13%, 03/01/27 (Call 12/01/26)	124	138,974
4.25%, 12/01/27 (Call 09/01/27)	133	150,799
4.50%, 04/15/38 (Call 10/15/37)	10	11,020
4.70%, 04/15/48 (Call 10/15/47)	75	82,297
4.80%, 02/15/29 (Call 11/15/28)	108	125,675
4.90%, 04/15/58 (Call 10/15/57)	35	38,332
5.20%, 03/01/47 (Call 09/01/46)	40	46,451
5.50%, 02/15/49 (Call 08/15/48)	76	92,444
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2	2,246
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	4	4,111
3.10%, 03/15/30 (Call 12/15/29)	170	174,027
4.00%, 07/13/27 (Call 04/13/27)	49	53,779
4.35%, 03/15/29 (Call 12/15/28)	35	38,776
4.45%, 09/01/49 (Call 03/01/49)	95	95,203
4.55%, 07/15/28 (Call 04/15/28)	98	110,045
4.95%, 07/13/47 (Call 01/06/47)	92	98,441
5.20%, 07/15/48 (Call 01/15/48)	33	36,737
6.00%, 06/15/35	40	48,320
6.35%, 01/15/31 (Call 10/15/30)	10	12,647
7.15%, 01/15/51 (Call 07/15/50)	30	40,518
7.50%, 09/01/23 (Call 06/01/23)	55	63,053
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	76	78,720
4.90%, 03/15/25 (Call 12/15/24)	155	173,643
5.00%, 09/15/23 (Call 06/15/23)	19	20,759
6.13%, 02/01/41 (Call 08/01/40)	69	82,565
6.20%, 09/15/43 (Call 03/15/43)	46	54,953
6.65%, 10/01/36	20	25,267
6.85%, 10/15/37	20	25,660
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,153
4.90%, 10/01/46 (Call 04/01/46)	25	27,583
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	10,233
4.30%, 01/31/43 (Call 07/31/42)	105	98,272
4.70%, 06/15/44 (Call 12/15/43)	10	9,569
4.90%, 02/15/45 (Call 08/15/44)	14	14,025
5.15%, 06/01/42 (Call 12/01/41)	5	5,036
6.65%, 01/15/37	25	29,824
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	37	41,476
4.50%, 05/15/30 (Call 11/15/29)	10	11,438
5.00%, 03/15/27 (Call 09/15/26)	52	60,484
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	10,927
4.50%, 03/15/45 (Call 09/15/44)	75	83,478
5.95%, 09/25/43 (Call 03/25/43)	7	8,959

48	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	$95	$105,774
4.38%, 03/13/25 (Call 12/13/24)	50	55,699
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	50,443
7.63%, 04/01/37	10	13,866
Texas Eastern Transmission LP, 7.00%, 07/15/32	45	61,090
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	10	11,402
4.25%, 05/15/28 (Call 02/15/28)	100	114,927
4.63%, 03/01/34 (Call 12/01/33)	25	29,077
4.75%, 05/15/38 (Call 11/15/37)	35	41,008
4.88%, 01/15/26 (Call 10/15/25)	25	28,947
4.88%, 05/15/48 (Call 11/15/47)	30	35,942
5.00%, 10/16/43 (Call 04/16/43)	44	52,485
5.10%, 03/15/49 (Call 09/15/48)	130	161,450
5.85%, 03/15/36	20	26,156
6.10%, 06/01/40	34	44,997
6.20%, 10/15/37	63	83,966
7.25%, 08/15/38	20	29,003
7.63%, 01/15/39	137	204,852
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	65	69,629
4.60%, 03/15/48 (Call 09/15/47)	70	80,744
5.40%, 08/15/41 (Call 02/15/41)	6	7,352
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	60	68,011
4.50%, 03/15/28 (Call 12/15/27)	43	48,560
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	25	27,777
4.85%, 03/01/48 (Call 09/01/47)	10	11,580
4.90%, 01/15/45 (Call 07/15/44)	58	66,168
5.10%, 09/15/45 (Call 03/15/45)	169	199,919
5.40%, 03/04/44 (Call 09/04/43)	21	25,100
5.75%, 06/24/44 (Call 12/24/43)	10	12,489
5.80%, 11/15/43 (Call 05/15/43)	21	26,272
6.30%, 04/15/40	25	32,667
8.75%, 03/15/32	53	79,497
Series A, 7.50%, 01/15/31	5	6,775

		7,953,545

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	21,990
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	463	538,886

		560,876

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	15	16,513
3.45%, 04/30/25 (Call 02/28/25)	32	34,927
3.95%, 01/15/27 (Call 10/15/26)	13	14,673
4.00%, 02/01/50 (Call 08/01/49)	40	44,910
4.30%, 01/15/26 (Call 10/15/25)	24	27,325
4.70%, 07/01/30 (Call 04/01/30)	217	260,574
4.85%, 04/15/49 (Call 10/15/48)	23	29,231
4.90%, 12/15/30 (Call 09/15/30)	69	84,188
American Campus Communities Operating Partnership LP, 2.85%, 02/01/30 (Call 11/01/29)	55	56,708
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	13	15,213

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	$152	$159,270
2.75%, 01/15/27 (Call 11/15/26)	35	36,918
2.95%, 01/15/25 (Call 12/15/24)	15	16,015
3.00%, 06/15/23	100	105,622
3.10%, 06/15/50 (Call 12/15/49)	64	60,648
3.13%, 01/15/27 (Call 10/15/26)	65	70,346
3.38%, 05/15/24 (Call 04/15/24)	10	10,785
3.38%, 10/15/26 (Call 07/15/26)	130	142,327
3.50%, 01/31/23	125	132,112
3.55%, 07/15/27 (Call 04/15/27)	50	55,167
3.60%, 01/15/28 (Call 10/15/27)	180	199,019
3.70%, 10/15/49 (Call 04/15/49)	7	7,320
3.80%, 08/15/29 (Call 05/15/29)	150	167,515
3.95%, 03/15/29 (Call 12/15/28)	41	45,962
4.00%, 06/01/25 (Call 03/01/25)	327	362,810
4.40%, 02/15/26 (Call 11/15/25)	115	130,412
5.00%, 02/15/24	20	22,434
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	19	20,648
3.30%, 06/01/29 (Call 03/01/29)	32	35,118
3.90%, 10/15/46 (Call 04/15/46)	14	15,911
4.35%, 04/15/48 (Call 10/15/47)	155	189,819
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	130	139,166
2.90%, 03/15/30 (Call 12/15/29)	25	26,039
3.20%, 01/15/25 (Call 10/15/24)	10	10,752
3.25%, 01/30/31 (Call 10/30/30)	35	37,084
3.40%, 06/21/29 (Call 03/21/29)	91	98,447
3.65%, 02/01/26 (Call 11/03/25)	220	244,607
4.50%, 12/01/28 (Call 09/01/28)	35	40,782
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	70	74,171
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	152	168,106
4.13%, 06/15/26 (Call 03/15/26)	15	16,844
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	10	10,574
3.15%, 07/01/29 (Call 04/01/29)	35	37,872
3.35%, 11/01/49 (Call 05/01/49)	5	5,309
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	41	43,563
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	10	10,516
5.00%, 07/01/25 (Call 04/01/25)	205	231,406
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	65	68,802
3.20%, 09/01/24 (Call 07/01/24)	190	205,261
3.25%, 01/15/51 (Call 07/15/50)	8	7,664
3.65%, 09/01/27 (Call 06/01/27)	15	16,653
3.80%, 02/15/28 (Call 11/15/27)	82	91,163
4.00%, 03/01/27 (Call 12/01/26)	10	11,281
4.00%, 11/15/49 (Call 05/15/49)	20	21,574
4.30%, 02/15/29 (Call 11/15/28)	80	91,645
4.45%, 02/15/26 (Call 11/15/25)	74	84,039
4.75%, 05/15/47 (Call 11/15/46)	49	58,335
5.20%, 02/15/49 (Call 08/15/48)	121	154,847
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	20	21,039
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	84	88,437

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	$32	$35,464
3.70%, 08/15/27 (Call 05/15/27)	9	10,120
4.45%, 07/15/28 (Call 04/15/28)	15	17,464
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	15	15,976
3.05%, 03/01/50 (Call 09/01/49)	12	11,724
3.25%, 06/30/26 (Call 03/30/26)	17	18,648
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	85	83,246
2.63%, 11/18/24 (Call 10/18/24)	245	259,685
2.90%, 11/18/26 (Call 09/18/26)	80	85,940
3.00%, 07/15/50 (Call 01/15/50)	112	103,395
3.20%, 11/18/29 (Call 08/18/29)	226	240,613
5.38%, 05/15/27 (Call 05/15/22)	115	124,186
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	64	66,314
3.00%, 07/01/29 (Call 04/01/29)	20	21,476
3.38%, 06/01/25 (Call 03/01/25)	33	35,814
4.00%, 08/01/47 (Call 02/01/47)	5	5,730
4.15%, 12/01/28 (Call 09/01/28)	5	5,768
4.50%, 07/01/44 (Call 01/01/44)	25	30,999
4.50%, 06/01/45 (Call 12/01/44)	11	13,418
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	10	11,804
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	29	30,917
5.30%, 01/15/29 (Call 10/15/28)	62	71,059
5.75%, 06/01/28 (Call 03/03/28)	32	37,549
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	159	169,216
3.25%, 07/15/26 (Call 05/15/26)	40	44,043
3.40%, 02/01/25 (Call 11/01/24)	10	10,846
3.50%, 07/15/29 (Call 04/15/29)	89	97,980
4.00%, 06/01/25 (Call 03/01/25)	10	11,157
6.75%, 02/01/41 (Call 08/01/40)	65	91,119
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	144,395
Series F, 4.50%, 02/01/26 (Call 11/01/25)	25	27,353
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	25	27,138
4.65%, 04/01/29 (Call 01/01/29)	25	28,391
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	59	61,155
3.45%, 12/15/24 (Call 09/15/24)	20	21,543
4.25%, 08/15/29 (Call 05/15/29)	90	101,390
4.38%, 10/01/25 (Call 07/01/25)	25	27,706
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	45	47,448
3.30%, 02/01/25 (Call 12/01/24)	10	10,810
3.70%, 10/01/49 (Call 04/01/49)	35	36,566
3.80%, 04/01/27 (Call 01/01/27)	25	27,951
4.13%, 12/01/46 (Call 06/01/46)	50	54,862
4.25%, 04/01/45 (Call 10/01/44)	10	11,260
4.45%, 09/01/47 (Call 03/01/47)	25	28,900
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	45	49,762
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	12,551
3.95%, 03/15/29 (Call 12/15/28)	2	2,269
4.20%, 06/15/28 (Call 03/15/28)	2	2,296

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	$10	$10,470
4.50%, 04/01/27 (Call 01/01/27)	15	16,639
4.75%, 01/15/28 (Call 10/15/27)	15	16,749
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	25	27,869
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	10	10,843
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	145	150,923
2.25%, 04/15/30 (Call 01/15/30)	122	124,789
3.00%, 04/15/50 (Call 10/15/49)	25	25,083
3.75%, 11/01/25 (Call 08/01/25)	302	337,684
3.88%, 09/15/28 (Call 06/15/28)	53	60,698
4.38%, 02/01/29 (Call 11/01/28)	25	29,623
4.38%, 09/15/48 (Call 03/15/48)	100	125,768
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	25	27,084
4.65%, 03/15/47 (Call 09/15/46)	8	10,194
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	55	57,494
3.60%, 02/01/27 (Call 11/01/26)	15	16,431
4.40%, 02/01/47 (Call 08/01/46)	5	5,532
4.65%, 03/15/49 (Call 09/15/48)	35	40,473
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	30	31,022
5.13%, 08/15/26 (Call 05/15/26)	116	130,820
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	30	30,470
3.25%, 11/30/26 (Call 08/30/26)	15	16,395
3.25%, 09/13/49 (Call 03/13/49)	205	195,943
3.30%, 01/15/26 (Call 10/15/25)	12	13,027
3.38%, 12/01/27 (Call 09/01/27)	15	16,504
3.50%, 09/01/25 (Call 06/01/25)	27	29,446
3.80%, 07/15/50 (Call 01/15/50)	75	78,387
4.25%, 10/01/44 (Call 04/01/44)	20	22,218
4.25%, 11/30/46 (Call 05/30/46)	12	13,400
4.75%, 03/15/42 (Call 09/15/41)	5	5,943
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2	2,087
4.25%, 02/01/26 (Call 11/01/25)	15	16,080
4.70%, 06/01/27 (Call 03/01/27)	125	138,447
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	20	20,733
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	5	5,563
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	45	51,142
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	120	124,280
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	26,949
3.00%, 08/15/31 (Call 05/15/31)	70	74,044
3.20%, 01/15/30 (Call 10/15/29)	10	10,755
3.50%, 01/15/28 (Call 10/15/27)	15	16,430
4.00%, 10/01/25 (Call 07/01/25)	25	28,170
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	15	15,702
3.13%, 06/15/23 (Call 03/15/23)	15	15,777
3.25%, 10/15/26 (Call 07/15/26)	5	5,425
3.50%, 02/01/25 (Call 11/01/24)	25	27,201
3.75%, 05/01/24 (Call 02/01/24)	45	48,822
3.85%, 04/01/27 (Call 01/01/27)	65	72,318
4.13%, 01/15/26 (Call 10/15/25)	15	16,988

50	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.38%, 02/01/45 (Call 08/01/44)	$12	$12,823
4.75%, 11/15/30 (Call 08/15/30)	10	11,832
4.88%, 04/15/49 (Call 10/15/48)	79	92,659
5.70%, 09/30/43 (Call 03/30/43)	38	47,697
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	20	21,396
3.63%, 03/15/24 (Call 02/15/24)	60	64,938
4.00%, 06/01/25 (Call 03/01/25)	25	27,742
4.25%, 04/01/26 (Call 01/01/26)	71	80,974
4.25%, 04/15/28 (Call 01/15/28)	14	15,954
4.50%, 01/15/24 (Call 10/15/23)	10	10,996
4.95%, 09/01/48 (Call 03/01/48)	13	15,999
6.50%, 03/15/41 (Call 09/15/40)	50	68,030
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	114	129,838
4.00%, 04/15/30 (Call 01/15/30)	35	39,843
6.95%, 10/01/27	90	116,587
7.38%, 03/15/32	75	108,699
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	15	16,653

		10,449,328

Retail — 0.8%
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	22	23,796
3.80%, 11/15/27 (Call 08/15/27)	130	143,096
4.75%, 06/01/30 (Call 03/01/30)	101	118,943
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	100	96,717
4.45%, 10/01/28 (Call 07/01/28)	485	563,187
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	81	88,377
4.55%, 02/15/48 (Call 08/15/47)	68	72,874
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	35	36,857
2.50%, 04/15/27 (Call 02/15/27)	72	76,998
2.63%, 06/01/22 (Call 05/01/22)	32	32,868
2.70%, 04/01/23 (Call 01/01/23)	1,002	1,045,687
2.70%, 04/15/30 (Call 01/15/30)	176	187,776
2.80%, 09/14/27 (Call 06/14/27)	15	16,333
2.95%, 06/15/29 (Call 03/15/29)	680	738,759
3.13%, 12/15/49 (Call 06/15/49)	77	78,907
3.25%, 03/01/22	25	25,755
3.30%, 04/15/40 (Call 10/15/39)	6	6,537
3.35%, 09/15/25 (Call 06/15/25)	225	248,161
3.35%, 04/15/50 (Call 10/15/49)	77	82,044
3.50%, 09/15/56 (Call 03/15/56)	80	87,442
3.75%, 02/15/24 (Call 11/15/23)	22	23,949
3.90%, 12/06/28 (Call 09/06/28)	95	110,110
3.90%, 06/15/47 (Call 12/15/46)	35	40,464
4.20%, 04/01/43 (Call 10/01/42)	20	23,961
4.25%, 04/01/46 (Call 10/01/45)	74	89,547
4.40%, 03/15/45 (Call 09/15/44)	145	178,012
4.50%, 12/06/48 (Call 06/06/48)	45	56,739
4.88%, 02/15/44 (Call 08/15/43)	40	52,153
5.40%, 09/15/40 (Call 03/15/40)	5	6,794
5.88%, 12/16/36	185	264,898
5.95%, 04/01/41 (Call 10/01/40)	150	216,856
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	19,570
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	19	20,187
3.00%, 10/15/50 (Call 04/15/50)	23	22,010

Security	Par (000)	Value

Retail (continued)
3.12%, 04/15/22 (Call 01/15/22)	$2	$2,049
3.13%, 09/15/24 (Call 06/15/24)	2	2,164
3.38%, 09/15/25 (Call 06/15/25)	75	82,393
3.65%, 04/05/29 (Call 01/05/29)	185	207,588
3.70%, 04/15/46 (Call 10/15/45)	100	108,218
4.00%, 04/15/25 (Call 03/15/25)	105	117,172
4.05%, 05/03/47 (Call 11/03/46)	190	216,309
4.38%, 09/15/45 (Call 03/15/45)	40	47,376
4.50%, 04/15/30 (Call 01/15/30)	295	350,926
4.55%, 04/05/49 (Call 10/05/48)	125	154,004
4.65%, 04/15/42 (Call 10/15/41)	45	55,484
5.00%, 04/15/40 (Call 10/15/39)	45	57,382
5.13%, 04/15/50 (Call 10/15/49)	106	143,821
5.50%, 10/15/35	28	36,900
6.50%, 03/15/29	15	19,644
McDonald’s Corp.
3.63%, 05/01/43	38	41,383
3.63%, 09/01/49 (Call 03/01/49)	132	142,053
3.70%, 02/15/42	5	5,505
3.80%, 04/01/28 (Call 01/01/28)	41	46,422
4.20%, 04/01/50 (Call 10/01/49)	65	76,376
4.45%, 03/01/47 (Call 09/01/46)	125	150,012
4.45%, 09/01/48 (Call 03/01/48)	36	43,463
4.60%, 05/26/45 (Call 11/26/44)	100	122,030
4.70%, 12/09/35 (Call 06/09/35)	105	129,128
4.88%, 07/15/40	40	50,786
4.88%, 12/09/45 (Call 06/09/45)	120	151,471
6.30%, 10/15/37	25	35,883
6.30%, 03/01/38	60	85,921
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	42	48,492
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	35	36,228
2.25%, 03/12/30 (Call 12/12/29)	10	10,165
2.45%, 06/15/26 (Call 03/15/26)	12	12,713
3.50%, 03/01/28 (Call 12/01/27)	66	73,547
3.50%, 11/15/50 (Call 05/15/50)	44	45,969
3.55%, 08/15/29 (Call 05/15/29)	50	55,977
3.75%, 12/01/47 (Call 06/01/47)	73	78,809
3.80%, 08/15/25 (Call 06/15/25)	27	30,161
4.00%, 11/15/28 (Call 08/15/28)	12	13,813
4.30%, 06/15/45 (Call 12/10/44)	27	31,156
4.45%, 08/15/49 (Call 02/15/49)	59	71,408
4.50%, 11/15/48 (Call 05/15/48)	41	48,843
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	12	12,637
2.50%, 04/15/26	30	32,254
2.65%, 09/15/30 (Call 06/15/30)	100	106,746
3.38%, 04/15/29 (Call 01/15/29)	75	84,212
3.50%, 07/01/24	2	2,195
3.63%, 04/15/46	106	122,240
3.90%, 11/15/47 (Call 05/15/47)	15	18,023
6.50%, 10/15/37	100	152,889
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	10	10,565
3.50%, 04/15/25 (Call 03/15/25)	35	38,382
3.75%, 04/15/27 (Call 02/15/27)	25	28,321
3.88%, 04/15/30 (Call 01/15/30)	52	59,719
4.50%, 04/15/50 (Call 10/15/49)	19	24,614
Walgreen Co., 4.40%, 09/15/42	20	22,044

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	$25	$26,315
4.65%, 06/01/46 (Call 12/01/45)	5	5,618
4.80%, 11/18/44 (Call 05/18/44)	115	131,412

		9,013,694

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	60	62,812

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	30	33,028
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	175	188,062
3.90%, 12/15/25 (Call 09/15/25)	102	114,473
5.30%, 12/15/45 (Call 06/15/45)	88	113,713
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	346	384,800
3.90%, 10/01/25 (Call 07/01/25)	60	67,357
4.35%, 04/01/47 (Call 10/01/46)	221	277,105
5.10%, 10/01/35 (Call 04/01/35)	10	13,232
5.85%, 06/15/41	235	341,387
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	63	64,448
2.60%, 05/19/26 (Call 02/19/26)	215	230,332
2.70%, 12/15/22	37	38,586
2.88%, 05/11/24 (Call 03/11/24)	10	10,715
3.10%, 07/29/22	80	83,165
3.10%, 02/15/60 (Call 08/15/59)	15	14,880
3.15%, 05/11/27 (Call 02/11/27)	15	16,542
3.25%, 11/15/49 (Call 05/15/49)	100	103,866
3.40%, 03/25/25 (Call 02/25/25)	43	47,065
3.70%, 07/29/25 (Call 04/29/25)	54	59,998
3.73%, 12/08/47 (Call 06/08/47)	172	192,231
3.75%, 03/25/27 (Call 01/25/27)	10	11,344
4.00%, 12/15/32	106	125,847
4.10%, 05/19/46 (Call 11/19/45)	17	20,083
4.10%, 05/11/47 (Call 11/11/46)	30	35,371
4.25%, 12/15/42	25	30,043
4.60%, 03/25/40 (Call 09/25/39)	85	107,026
4.75%, 03/25/50 (Call 09/25/49)	89	115,362
4.80%, 10/01/41	5	6,451
4.90%, 07/29/45 (Call 01/29/45)	17	22,229
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	35	35,275
5.00%, 03/15/49 (Call 09/15/48)	25	32,625
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	33	32,438
3.13%, 06/15/60 (Call 12/15/59)	15	15,131
3.75%, 03/15/26 (Call 01/15/26)	172	193,096
3.80%, 03/15/25 (Call 12/15/24)	29	32,022
4.00%, 03/15/29 (Call 12/15/28)	24	27,772
4.88%, 03/15/49 (Call 09/15/48)	50	67,319
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	193	207,614
4.88%, 06/22/28 (Call 03/22/28)	30	35,188
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	170	178,296
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	29	33,052
4.66%, 02/15/30 (Call 11/15/29)	30	35,134

Security	Par (000)	Value

Semiconductors (continued)
4.98%, 02/06/26 (Call 12/06/25)	$140	$162,302
5.33%, 02/06/29 (Call 11/06/28)	60	72,392
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	260	279,570
3.20%, 09/16/26 (Call 06/16/26)	465	512,658
3.50%, 04/01/40 (Call 10/01/39)	150	165,822
3.50%, 04/01/50 (Call 10/01/49)	110	119,359
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	66	81,204
4.80%, 05/20/45 (Call 11/20/44)	147	189,512
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	400	409,760
1.75%, 05/04/30 (Call 02/04/30)	50	49,390
1.85%, 05/15/22 (Call 04/15/22)	50	50,896
2.25%, 09/04/29 (Call 06/04/29)	94	96,862
2.63%, 05/15/24 (Call 03/15/24)	515	548,094
2.90%, 11/03/27 (Call 08/03/27)	290	317,854
3.88%, 03/15/39 (Call 09/15/38)	143	168,184
4.15%, 05/15/48 (Call 11/15/47)	170	207,779
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	43	45,887

		7,271,228

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.84%, 05/01/25 (Call 04/01/25)	10	11,031
4.20%, 05/01/30 (Call 02/01/30)	34	39,063

		50,094

Software — 1.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	69	60,631
3.40%, 06/15/27 (Call 03/15/27)	25	27,848
4.50%, 06/15/47 (Call 12/15/46)	39	48,096
Adobe Inc.
1.70%, 02/01/23	252	258,814
1.90%, 02/01/25 (Call 01/01/25)	663	689,295
2.15%, 02/01/27 (Call 12/01/26)	145	152,243
2.30%, 02/01/30 (Call 11/01/29)	170	175,695
3.25%, 02/01/25 (Call 11/01/24)	170	184,941
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	255	269,744
3.50%, 06/15/27 (Call 03/15/27)	251	279,074
3.60%, 12/15/22 (Call 09/15/22)	100	104,617
4.38%, 06/15/25 (Call 03/15/25)	95	106,913
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	159	176,927
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	20	21,117
4.50%, 12/01/27 (Call 09/01/27)	80	92,750
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	225	261,965
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	292	310,469
3.50%, 07/01/29 (Call 04/01/29)	10	11,016
3.85%, 06/01/25 (Call 03/01/25)	10	11,059
4.20%, 10/01/28 (Call 07/01/28)	36	41,342
4.40%, 07/01/49 (Call 01/01/49)	121	144,391
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,130	1,174,872
2.13%, 11/15/22	512	528,620
2.38%, 05/01/23 (Call 02/01/23)	290	301,820
2.40%, 08/08/26 (Call 05/08/26)	1,632	1,744,298

52	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.53%, 06/01/50 (Call 12/01/49)	$278	$261,612
2.65%, 11/03/22 (Call 09/03/22)	1,130	1,170,963
2.68%, 06/01/60 (Call 12/01/59)	272	255,441
2.70%, 02/12/25 (Call 11/12/24)	924	987,876
2.88%, 02/06/24 (Call 12/06/23)	300	320,811
3.13%, 11/03/25 (Call 08/03/25)	584	641,232
3.30%, 02/06/27 (Call 11/06/26)	482	537,767
3.45%, 08/08/36 (Call 02/08/36)	661	763,442
3.50%, 02/12/35 (Call 08/12/34)	290	339,251
3.63%, 12/15/23 (Call 09/15/23)	435	471,945
3.70%, 08/08/46 (Call 02/08/46)	285	335,855
3.75%, 02/12/45 (Call 08/12/44)	4	4,717
3.95%, 08/08/56 (Call 02/08/56)	213	264,180
4.10%, 02/06/37 (Call 08/06/36)	26	32,226
4.20%, 11/03/35 (Call 05/03/35)	220	274,457
4.25%, 02/06/47 (Call 08/06/46)	18	22,986
4.45%, 11/03/45 (Call 05/03/45)	230	301,774
4.50%, 02/06/57 (Call 08/06/56)	53	72,433
5.20%, 06/01/39	6	8,518
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	21	22,677
3.60%, 04/01/50 (Call 10/01/49)	303	317,496
3.80%, 11/15/37 (Call 05/15/37)	220	247,155
3.85%, 07/15/36 (Call 01/15/36)	15	17,137
3.85%, 04/01/60 (Call 10/01/59)	189	204,160
3.90%, 05/15/35 (Call 11/15/34)	37	42,765
4.00%, 07/15/46 (Call 01/15/46)	86	95,231
4.00%, 11/15/47 (Call 05/15/47)	100	111,384
4.13%, 05/15/45 (Call 11/15/44)	35	40,000
4.30%, 07/08/34 (Call 01/08/34)	51	60,795
4.38%, 05/15/55 (Call 11/15/54)	15	17,826
4.50%, 07/08/44 (Call 01/08/44)	35	41,986
5.38%, 07/15/40	72	94,830
6.13%, 07/08/39	38	54,320
6.50%, 04/15/38	37	54,733
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	1,218	1,290,093
3.70%, 04/11/28 (Call 01/11/28)	130	148,079
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,145	1,184,548
3.90%, 08/21/27 (Call 05/21/27)	175	194,147
4.50%, 05/15/25 (Call 04/15/25)	55	61,888
4.65%, 05/15/27 (Call 03/15/27)	65	74,508
4.70%, 05/15/30 (Call 02/15/30)	108	126,091

		18,747,892

Telecommunications — 1.5%
America Movil SAB de CV
6.13%, 11/15/37	2	2,749
6.13%, 03/30/40	217	303,203
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)	216	203,075
3.30%, 02/01/52 (Call 08/01/51)	5	4,513
3.50%, 06/01/41 (Call 12/01/40)	170	170,916
3.50%, 09/15/53 (Call 03/15/53)(e)	494	453,872
3.50%, 02/01/61 (Call 08/01/60)	286	257,383
3.55%, 09/15/55 (Call 03/15/55)(e)	239	219,392
3.65%, 06/01/51 (Call 12/01/50)	89	85,999
3.65%, 09/15/59 (Call 03/15/59)(e)	188	173,601
3.80%, 12/01/57 (Call 06/01/57)(e)	273	259,978
3.85%, 06/01/60 (Call 12/01/59)	100	95,945

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 02/15/30 (Call 11/15/29)	$201	$230,221
4.50%, 05/15/35 (Call 11/15/34)	249	286,462
4.50%, 03/09/48 (Call 09/09/47)	120	131,594
4.55%, 03/09/49 (Call 09/09/48)	61	68,157
4.65%, 06/01/44 (Call 12/01/43)	10	11,331
4.85%, 03/01/39 (Call 09/01/38)	15	17,674
4.85%, 07/15/45 (Call 01/15/45)	5	5,754
4.90%, 08/15/37 (Call 02/14/37)	38	45,363
4.90%, 06/15/42	50	59,128
5.15%, 03/15/42	5	6,099
5.15%, 02/15/50 (Call 08/14/49)	100	120,149
5.25%, 03/01/37 (Call 09/01/36)	50	61,832
5.35%, 09/01/40	28	35,174
5.70%, 03/01/57 (Call 09/01/56)	47	59,877
6.55%, 02/15/39	8	11,042
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	210	231,775
9.63%, 12/15/30	267	423,222
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	181	189,523
2.50%, 09/20/26 (Call 06/20/26)	119	127,743
2.60%, 02/28/23	200	209,436
2.95%, 02/28/26	113	123,224
3.00%, 06/15/22	52	53,829
3.63%, 03/04/24	150	164,427
5.50%, 01/15/40	290	409,465
5.90%, 02/15/39	249	362,497
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	60	61,464
4.38%, 11/15/57 (Call 05/15/57)	71	80,776
4.75%, 03/15/42	56	67,460
5.35%, 11/15/48 (Call 05/15/48)	7	9,142
5.45%, 11/15/79 (Call 05/15/79)	93	119,599
5.75%, 08/15/40	51	66,794
5.85%, 11/15/68 (Call 05/15/68)	55	76,007
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	246	373,234
Juniper Networks Inc., 5.95%, 03/15/41	15	18,846
Koninklijke KPN NV, 8.38%, 10/01/30	550	781,902
Motorola Solutions Inc.
4.00%, 09/01/24	355	393,099
4.60%, 02/23/28 (Call 11/23/27)	468	545,931
4.60%, 05/23/29 (Call 02/23/29)	72	83,850
5.50%, 09/01/44	140	172,448
Orange SA
5.38%, 01/13/42	230	308,609
5.50%, 02/06/44 (Call 08/06/43)	80	109,867
9.00%, 03/01/31	383	609,472
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	59	63,942
3.00%, 03/15/23 (Call 12/15/22)	96	100,414
3.63%, 12/15/25 (Call 09/15/25)	237	262,778
3.70%, 11/15/49 (Call 05/15/49)	55	59,176
4.10%, 10/01/23 (Call 07/01/23)	84	91,008
4.30%, 02/15/48 (Call 08/15/47)	100	117,062
4.35%, 05/01/49 (Call 11/01/48)	185	219,157
4.50%, 03/15/43 (Call 09/15/42)	37	43,574
5.00%, 03/15/44 (Call 09/15/43)	155	197,207
5.45%, 10/01/43 (Call 04/01/43)	50	66,681
7.50%, 08/15/38	17	25,978

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA
4.90%, 03/06/48	$150	$172,665
5.52%, 03/01/49 (Call 09/01/48)	150	188,558
7.05%, 06/20/36	236	336,118
Telefonica Europe BV, 8.25%, 09/15/30	40	58,242
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	40	43,467
3.70%, 09/15/27 (Call 06/15/27)	55	62,432
4.30%, 06/15/49 (Call 12/15/48)	91	106,266
4.60%, 11/16/48 (Call 05/16/48)	21	25,532
T-Mobile USA Inc.
3.60%, 11/15/60 (Call 05/15/60)(e)	100	95,888
3.88%, 04/15/30 (Call 01/15/30)(e)	280	309,240
4.38%, 04/15/40 (Call 10/15/39)(e)	49	55,516
4.50%, 04/15/50 (Call 10/15/49)(e)	279	313,964
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)(e)	251	227,308
3.85%, 11/01/42 (Call 05/01/42)	86	94,872
4.13%, 08/15/46	109	122,911
4.27%, 01/15/36	200	232,608
4.40%, 11/01/34 (Call 05/01/34)	416	494,054
4.50%, 08/10/33	129	154,011
4.52%, 09/15/48	182	215,825
4.67%, 03/15/55	45	54,701
4.75%, 11/01/41	42	51,458
4.81%, 03/15/39	67	82,680
4.86%, 08/21/46	173	213,698
5.01%, 04/15/49	21	26,668
5.01%, 08/21/54	50	63,900
5.25%, 03/16/37	35	45,057
5.50%, 03/16/47	15	20,117
Vodafone Group PLC
2.50%, 09/26/22	77	79,496
2.95%, 02/19/23	141	147,806
3.75%, 01/16/24	230	250,711
4.13%, 05/30/25	421	473,343
4.25%, 09/17/50	175	196,845
4.38%, 05/30/28	140	164,014
4.38%, 02/19/43	22	25,462
4.88%, 06/19/49	135	165,717
5.00%, 05/30/38	28	34,793
5.13%, 06/19/59	40	51,230
5.25%, 05/30/48	104	134,156
6.15%, 02/27/37	250	343,177
6.25%, 11/30/32	10	13,390
7.88%, 02/15/30	30	43,096

		16,792,093

Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	50	55,044

Toys, Games & Hobbies — 0.1%
Hasbro Inc. 2.60%, 11/19/22	62	64,109
3.00%, 11/19/24 (Call 10/19/24)	185	198,512
3.50%, 09/15/27 (Call 06/15/27)	169	183,673
3.55%, 11/19/26 (Call 09/19/26)	54	59,102
3.90%, 11/19/29 (Call 08/19/29)	811	892,660
5.10%, 05/15/44 (Call 11/15/43)	160	183,565
6.35%, 03/15/40	5	6,561

		1,588,182

Security	Par (000)	Value

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(a)	$23	$26,461
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	50	50,789
3.55%, 02/15/50 (Call 08/15/49)	28	30,893
3.90%, 08/01/46 (Call 02/01/46)	57	65,712
4.05%, 06/15/48 (Call 12/15/47)	23	27,106
4.13%, 06/15/47 (Call 12/15/46)	37	44,319
4.15%, 04/01/45 (Call 10/01/44)	47	55,741
4.15%, 12/15/48 (Call 06/15/48)	13	15,610
4.38%, 09/01/42 (Call 03/01/42)	10	12,187
4.45%, 03/15/43 (Call 09/15/42)	105	129,429
4.70%, 09/01/45 (Call 03/01/45)	7	9,024
5.05%, 03/01/41 (Call 09/01/40)	19	24,693
5.15%, 09/01/43 (Call 03/01/43)	67	89,785
5.75%, 05/01/40 (Call 11/01/39)	140	195,877
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	81	85,822
3.65%, 02/03/48 (Call 08/03/47)	42	47,741
4.45%, 01/20/49 (Call 07/20/48)	30	38,627
6.20%, 06/01/36	20	29,007
6.38%, 11/15/37	21	31,136
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	45	45,222
4.80%, 08/01/45 (Call 02/01/45)	25	32,224
6.13%, 09/15/15 (Call 03/15/15)	20	31,086
7.13%, 10/15/31	10	14,511
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	75	86,045
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	5	5,196
3.25%, 06/01/27 (Call 03/01/27)	130	143,564
3.35%, 09/15/49 (Call 03/15/49)	15	15,550
3.80%, 03/01/28 (Call 12/01/27)	13	14,675
3.80%, 11/01/46 (Call 05/01/46)	35	38,850
3.80%, 04/15/50 (Call 10/15/49)	100	112,078
3.95%, 05/01/50 (Call 11/01/49)	28	31,703
4.10%, 03/15/44 (Call 09/15/43)	25	28,689
4.25%, 11/01/66 (Call 05/01/66)	25	30,024
4.30%, 03/01/48 (Call 09/01/47)	25	29,777
4.40%, 03/01/43 (Call 09/01/42)	13	15,406
4.50%, 03/15/49 (Call 09/15/48)	35	42,267
4.50%, 08/01/54 (Call 02/01/54)	35	42,911
4.65%, 03/01/68 (Call 09/01/67)	53	66,935
4.75%, 05/30/42 (Call 11/30/41)	105	131,491
4.75%, 11/15/48 (Call 05/15/48)	28	34,524
5.50%, 04/15/41 (Call 10/15/40)	60	79,366
6.00%, 10/01/36	87	121,197
6.15%, 05/01/37	15	20,958
6.22%, 04/30/40	25	36,266
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	66	70,972
3.90%, 02/01/35	47	53,454
4.05%, 02/15/48 (Call 08/15/47)	53	58,246
4.10%, 04/15/43	8	8,843
4.10%, 02/01/45	15	16,476
4.25%, 05/15/30 (Call 02/15/30)	20	23,275
4.40%, 01/15/47 (Call 07/15/46)	10	11,512
4.55%, 04/01/46 (Call 10/01/45)	143	167,030
4.75%, 11/15/45 (Call 05/15/45)	88	106,087
4.95%, 10/17/48 (Call 04/17/48)	16	19,805

54	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.10%, 01/15/44	$40	$49,962
5.25%, 05/15/50 (Call 11/15/49)	190	245,263
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	230	240,062
3.50%, 05/01/50 (Call 11/01/49)	50	51,752
4.20%, 11/15/69 (Call 05/15/69)	155	168,352
4.30%, 05/15/43 (Call 11/15/42)	42	48,526
4.70%, 05/01/48 (Call 11/01/47)	90	106,390
4.95%, 08/15/45 (Call 02/15/45)	250	305,125
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	75	78,487
3.40%, 11/01/49 (Call 05/01/49)	31	32,317
3.94%, 11/01/47 (Call 05/01/47)	25	28,211
3.95%, 10/01/42 (Call 04/01/42)	32	36,793
4.05%, 08/15/52 (Call 02/15/52)	69	79,230
4.15%, 02/28/48 (Call 08/28/47)	114	133,151
4.45%, 06/15/45 (Call 12/15/44)	36	43,561
4.65%, 01/15/46 (Call 07/15/45)	45	54,559
4.84%, 10/01/41	15	19,073
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	43	44,235
2.50%, 09/01/24 (Call 08/01/24)	180	190,388
2.88%, 06/01/22 (Call 05/01/22)	15	15,428
2.90%, 12/01/26 (Call 10/01/26)	295	318,998
3.40%, 03/01/23 (Call 02/01/23)	150	158,235
3.75%, 06/09/23 (Call 05/09/23)	147	157,474
4.63%, 06/01/25 (Call 05/01/25)	70	79,652
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	5	5,162
3.35%, 08/15/46 (Call 02/15/46)	39	40,345
3.75%, 02/05/70 (Call 08/05/69)	49	52,048
3.80%, 10/01/51 (Call 04/01/51)	24	27,032
3.84%, 03/20/60 (Call 09/20/59)	20	22,447
3.88%, 02/01/55 (Call 08/01/54)	10	10,951
3.95%, 08/15/59 (Call 02/15/59)	10	11,386
4.00%, 04/15/47 (Call 10/15/46)	5	5,725
4.05%, 11/15/45 (Call 05/15/45)	5	5,729
4.05%, 03/01/46 (Call 09/01/45)	30	34,321
4.10%, 09/15/67 (Call 03/15/67)	40	46,234
4.15%, 01/15/45 (Call 07/15/44)	20	23,050
4.38%, 11/15/65 (Call 05/15/65)	38	45,799
4.50%, 09/10/48 (Call 03/10/48)	250	303,770
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	66	71,978
3.40%, 09/01/49 (Call 03/01/49)	100	106,854
3.63%, 10/01/42	10	11,117
3.75%, 11/15/47 (Call 05/15/47)	140	155,981
4.25%, 03/15/49 (Call 09/15/48)	25	29,892
4.45%, 04/01/30 (Call 01/01/30)	10	12,043
4.88%, 11/15/40 (Call 05/15/40)	15	19,338
5.30%, 04/01/50 (Call 10/01/49)	178	246,818
6.20%, 01/15/38	56	80,160

		6,849,578

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	80	85,927
3.25%, 09/15/26 (Call 06/15/26)	20	21,861
3.50%, 03/15/28 (Call 12/15/27)	45	49,394
4.35%, 02/15/24 (Call 01/15/24)	45	49,419
4.55%, 11/07/28 (Call 08/07/28)	104	121,961

Security	Par (000)	Value

Trucking & Leasing (continued)
5.20%, 03/15/44 (Call 09/15/43)	$45	$57,147

		385,709

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	35	37,174
3.45%, 06/01/29 (Call 03/01/29)	20	22,321
3.45%, 05/01/50 (Call 11/01/49)	55	59,592
3.75%, 09/01/28 (Call 06/01/28)	49	55,557
3.75%, 09/01/47 (Call 03/01/47)	187	211,374
4.00%, 12/01/46 (Call 06/01/46)	21	24,470
4.15%, 06/01/49 (Call 12/01/48)	28	33,650
4.20%, 09/01/48 (Call 03/01/48)	59	71,376
4.30%, 09/01/45 (Call 03/01/45)	15	17,992
6.59%, 10/15/37	10	14,709
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	17	17,710
3.35%, 04/15/50 (Call 10/15/49)	63	64,494
3.57%, 05/01/29 (Call 02/01/29)	50	55,276
4.28%, 05/01/49 (Call 11/01/48)	13	15,252

		700,947

Total Corporate Bonds & Notes — 28.7% (Cost: $322,270,279)		321,917,572

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	273,488
Series HK, 9.38%, 04/15/30	35	56,247
Series HQ, 9.50%, 11/15/30	100	164,708
Series IO, 8.05%, 07/07/24	1,149	1,425,312
Province of Alberta Canada
1.30%, 07/22/30	236	225,722
1.88%, 11/13/24	20	20,894
2.20%, 07/26/22	7	7,190
3.30%, 03/15/28	404	452,751
Province of Manitoba Canada, 2.13%, 05/04/22	59	60,294
Province of Ontario Canada, 2.40%, 02/08/22	354	361,073
Province of Quebec Canada, Series PD, 7.50%, 09/15/29 .	384	558,209

		3,605,888

Chile — 0.0%
Chile Government International Bond, 3.50%, 01/25/50 (Call 07/25/49)	355	360,069

Colombia — 0.1%
Colombia Government International Bond 3.13%, 04/15/31 (Call 01/15/31)	200	199,138
3.88%, 04/25/27 (Call 01/25/27)	250	269,837
6.13%, 01/18/41	325	392,662
7.38%, 09/18/37	307	409,983
10.38%, 01/28/33	50	77,598

		1,349,218

Hungary — 0.0%
Hungary Government International Bond
5.75%, 11/22/23	202	229,460
7.63%, 03/29/41	188	316,207

		545,667

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia — 0.1%
Indonesia Government International Bond
4.10%, 04/24/28	$200	$224,390
4.45%, 04/15/70	340	380,548

		604,938

Israel — 0.1%
Israel Government International Bond
3.88%, 07/03/50	145	161,275
4.13%, 01/17/48	400	479,456

		640,731

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	222	229,590
5.38%, 06/15/33	556	692,415
6.88%, 09/27/23	100	115,374

		1,037,379

Mexico — 0.3%
Mexico Government International Bond
3.75%, 01/11/28	450	486,954
4.15%, 03/28/27	200	223,676
4.35%, 01/15/47	122	122,134
4.50%, 01/31/50 (Call 07/31/49)	225	229,455
4.60%, 01/23/46	220	226,580
4.60%, 02/10/48	237	243,980
4.75%, 03/08/44	280	296,657
5.55%, 01/21/45	90	105,413
5.75%, 10/12/10	249	283,457
6.05%, 01/11/40	230	281,290
6.75%, 09/27/34	269	353,079
7.50%, 04/08/33	10	13,690
8.30%, 08/15/31	5	7,483

		2,873,848

Panama — 0.1%
Panama Government International Bond
4.50%, 04/01/56 (Call 10/01/55)	210	231,733
6.70%, 01/26/36	305	412,073
9.38%, 04/01/29	110	162,481

		806,287

Peru — 0.1%
Peruvian Government International Bond
5.63%, 11/18/50	167	230,963
6.55%, 03/14/37	159	220,864
8.75%, 11/21/33	215	340,153

		791,980

Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	200	213,548
3.70%, 02/02/42	35	37,390
3.95%, 01/20/40	25	27,543
5.00%, 01/13/37	200	250,446
6.38%, 01/15/32	110	151,049
6.38%, 10/23/34	102	142,486
7.75%, 01/14/31	110	163,563
9.50%, 02/02/30	92	146,769

		1,132,794

South Korea — 0.0%
Korea International Bond,
4.13%, 06/10/44	435	548,874

Security	Par (000)	Value

Supranational — 2.1%
Asian Development Bank, 2.00%, 02/16/22	$452	$459,883
European Investment Bank
2.25%, 03/15/22	5	5,107
2.25%, 08/15/22	122	125,677
2.38%, 05/24/27	325	351,413
2.63%, 05/20/22	493	507,760
2.88%, 08/15/23	404	429,569
3.13%, 12/14/23	290	312,568
3.25%, 01/29/24	189	204,851
4.88%, 02/15/36	520	717,735
Inter-American Development Bank
0.50%, 05/24/23	15	15,098
1.75%, 04/14/22	5	5,089
1.75%, 09/14/22	15	15,362
2.25%, 06/18/29	465	495,523
2.38%, 07/07/27	342	367,349
2.50%, 01/18/23	98	102,241
2.63%, 01/16/24	10	10,649
3.00%, 09/26/22	5	5,220
3.00%, 10/04/23	70	74,869
3.00%, 02/21/24	115	123,947
3.13%, 09/18/28	400	452,440
3.20%, 08/07/42	305	350,655
3.88%, 10/28/41	100	126,578
4.38%, 01/24/44	340	461,536
International Bank for Reconstruction & Development
0.63%, 04/22/25	1,000	1,000,610
0.75%, 11/24/27	1,000	971,240
0.75%, 08/26/30	1,500	1,401,585
0.88%, 05/14/30	550	522,362
1.50%, 08/28/24	740	766,751
1.63%, 02/10/22	501	507,789
1.63%, 01/15/25	293	305,034
1.75%, 04/19/23	255	263,356
1.75%, 10/23/29	12	12,343
1.88%, 06/19/23	50	51,850
1.88%, 10/27/26	1,659	1,743,941
2.13%, 07/01/22	50	51,298
2.13%, 02/13/23(b)	55	57,051
2.13%, 03/03/25	600	636,858
2.50%, 03/19/24	1,175	1,250,834
2.50%, 11/25/24	578	620,321
2.50%, 07/29/25	1,381	1,487,075
2.50%, 11/22/27	940	1,019,139
3.00%, 09/27/23	2,033	2,173,155
3.13%, 11/20/25	575	637,376
4.75%, 02/15/35	200	267,442
7.63%, 01/19/23	85	96,807
International Finance Corp.
0.50%, 03/20/23	1,000	1,005,170
1.38%, 10/16/24	516	532,300
2.00%, 10/24/22	128	131,820
2.13%, 04/07/26	150	159,680
2.88%, 07/31/23	50	53,086
Nordic Investment Bank, 2.13%, 02/01/22	200	203,540

		23,650,932

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	5	5,655
4.98%, 04/20/55	314	381,984

56	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay (continued)
5.10%, 06/18/50	$322	$397,271
7.63%, 03/21/36	83	128,847

		913,757

Total Foreign Government Obligations — 3.5% (Cost: $39,368,809)		38,862,362

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	57,795

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	105,752

Total Municipal Debt Obligations — 0.0% (Cost: $140,366)		163,547

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 32.0%
Federal Home Loan Mortgage Corp.
1.50%, 03/16/36(g)	2,950	2,982,291
2.00%, 02/01/36	2,262	2,350,911
2.50%, 01/01/32	174	182,944
2.50%, 11/01/50	2,013	2,102,230
2.50%, 01/01/51	350	364,674
3.00%, 03/01/46	712	754,130
3.00%, 09/01/46	576	615,490
3.00%, 12/01/46	826	874,632
3.00%, 03/01/48	2,510	2,643,034
3.50%, 05/01/33	40	42,957
3.50%, 06/01/34	39	41,487
3.50%, 03/01/38	60	64,504
3.50%, 10/01/42	18	19,725
3.50%, 10/01/44	23	25,215
3.50%, 07/01/47	33	34,909
3.50%, 09/01/47	31	32,607
3.50%, 02/01/48	14	14,338
3.50%, 03/01/48	12	12,500
4.00%, 09/01/45	12	13,498
4.00%, 01/01/48	888	959,261
4.00%, 02/01/48	10	11,255
4.00%, 01/01/49	23	25,259
4.50%, 10/01/48	30	32,958
4.50%, 01/01/49	8	9,193
5.00%, 12/01/49	776	879,737
Federal National Mortgage Association
1.63%, 01/07/25	300	312,879
2.00%, 12/01/35	2,474	2,562,090
2.00%, 02/01/36	4,633	4,803,672
2.00%, 03/01/36	325	337,252
2.00%, 09/01/50	1,575	1,595,035
2.00%, 12/01/50	1,067	1,085,413
2.00%, 01/01/51	4,743	4,801,988
2.00%, 02/01/51	2,749	2,785,215
2.00%, 03/01/51	1,525	1,544,502
2.50%, 11/01/34	943	984,738
2.50%, 10/01/35	1,569	1,641,724
2.50%, 11/01/50	7,012	7,320,774
2.50%, 12/01/50	1,464	1,516,642

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/51	$1,643	$1,705,363
2.50%, 02/01/51	5,496	5,695,093
3.00%, 03/01/35	496	523,554
3.00%, 07/01/35	402	424,316
3.00%, 11/01/46	878	928,922
3.00%, 01/01/48	124	130,904
3.00%, 05/01/50	235	246,344
3.00%, 10/01/50	4,495	4,772,231
3.00%, 01/01/51	1,185	1,259,459
3.50%, 02/01/34	809	885,345
3.50%, 07/01/47	2,800	3,026,189
3.50%, 09/01/47	140	149,453
3.50%, 06/01/49	1,291	1,370,543
3.50%, 05/01/50	13,123	14,128,935
4.00%, 09/01/47	930	1,004,470
5.63%, 07/15/37	1,317	2,000,312
6.25%, 05/15/29	53	73,055
6.63%, 11/15/30	55	80,332
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	225	237,366
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	219,153
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	225	247,713
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	100	112,005
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	1,086,258
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	300	322,367
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30).	1,920	1,886,632
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	908,124
Government National Mortgage Association
1.50%, 03/18/51(g)	100	99,027
2.00%, 03/18/51(g)	3,150	3,197,127
2.50%, 12/20/46	218	227,051
2.50%, 08/20/50	579	600,980
2.50%, 09/20/50	767	795,589
2.50%, 12/20/50	2,054	2,131,413
2.50%, 01/20/51	1,970	2,044,296
2.50%, 02/20/51	2,375	2,465,013
2.50%, 03/18/51(g)	3,741	3,884,210
3.00%, 07/20/45	114	121,191
3.00%, 11/20/45	521	552,372
3.00%, 12/20/45	90	95,427
3.00%, 01/20/46	50	52,445
3.00%, 03/20/46	65	68,825
3.00%, 04/20/46	24	25,565
3.00%, 05/20/46	61	64,652
3.00%, 08/20/46	747	788,527
3.00%, 09/20/46	1,812	1,913,966
3.00%, 11/20/46	45	47,959
3.00%, 02/15/47	34	35,129
3.00%, 03/20/47	17	18,456
3.00%, 06/20/47	58	61,494
3.00%, 12/20/47	130	136,902
3.00%, 01/20/48	203	214,570
3.00%, 02/20/48	42	44,652

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/20/49	$1,948	$2,057,444
3.00%, 01/20/50	717	748,332
3.00%, 02/20/50	512	534,036
3.00%, 07/20/50	3,027	3,153,515
3.00%, 08/20/50	316	329,118
3.00%, 12/20/50	2,452	2,554,312
3.00%, 01/20/51	4,556	4,746,357
3.00%, 03/18/51(g)	3,989	4,152,300
3.50%, 09/20/42	61	66,403
3.50%, 12/20/42	54	58,550
3.50%, 11/20/46	18	19,454
3.50%, 01/20/47	17	18,477
3.50%, 06/20/47	17	17,816
3.50%, 08/20/47	195	215,060
3.50%, 09/20/47	5,988	6,397,215
3.50%, 11/20/47	74	79,464
3.50%, 02/20/48	40	42,976
3.50%, 08/20/48	75	80,002
3.50%, 01/20/49	31	33,618
3.50%, 01/20/50	1,897	2,007,717
3.50%, 03/20/50	1,353	1,431,709
3.50%, 08/20/50	496	532,735
3.50%, 03/18/51(g)	7,076	7,495,525
4.00%, 04/20/47	155	167,870
4.00%, 07/20/47	180	195,097
4.00%, 11/20/47	36	39,450
4.00%, 04/20/48	8	8,697
4.00%, 05/15/48	18	19,028
4.00%, 05/20/48	30	31,939
4.00%, 08/20/48	63	67,749
4.00%, 09/20/48	160	171,725
4.00%, 11/20/48	1,811	1,946,482
4.00%, 02/20/50	151	161,067
4.00%, 03/18/51(g)	8,463	9,054,749
4.50%, 06/20/48	63	67,443
4.50%, 08/20/48	10	10,700
4.50%, 09/20/48	741	799,464
4.50%, 10/20/48	381	410,779
4.50%, 12/20/48	153	164,869
4.50%, 03/20/49	8	8,317
4.50%, 06/20/49	102	110,196
4.50%, 07/20/49	46	49,377
4.50%, 08/20/49	11	12,330
4.50%, 03/18/51(g)	848	916,095
5.00%, 04/20/48	17	18,982
5.00%, 05/20/48	8	9,274
5.00%, 11/20/48	7	7,915
5.00%, 12/20/48	15	16,549
5.00%, 01/20/49	81	87,990
5.00%, 03/18/51(g)	1,663	1,819,036
Uniform Mortgage-Backed Securities
1.50%, 03/11/51(g)	3,575	3,512,298
1.50%, 04/14/51(g)	725	710,854
2.00%, 03/16/36(g)	1,945	2,012,484
2.00%, 03/11/51(g)	23,450	23,687,248
2.00%, 04/14/51(g)	7,775	7,837,109
2.50%, 01/01/32	135	143,095
2.50%, 04/01/32	619	657,400
2.50%, 06/01/32	257	269,509
2.50%, 01/01/33	144	150,673

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/35	$907	$966,100
2.50%, 10/01/35	2,188	2,317,622
2.50%, 03/16/36(g)	5,051	5,281,325
2.50%, 04/01/47	21	22,127
2.50%, 06/01/50	119	124,618
2.50%, 07/01/50	330	347,446
2.50%, 08/01/50	365	382,058
2.50%, 09/01/50	2,259	2,356,020
2.50%, 10/01/50	959	995,925
2.50%, 11/01/50	1,526	1,584,709
2.50%, 03/11/51(g)	10,621	11,010,990
2.50%, 04/14/51(g)	5,425	5,612,650
3.00%, 03/01/30	389	411,706
3.00%, 01/01/31	87	92,560
3.00%, 08/01/32	181	191,141
3.00%, 10/01/33	76	80,382
3.00%, 07/01/34	23	24,767
3.00%, 09/01/34	125	134,037
3.00%, 11/01/34	54	57,583
3.00%, 12/01/34	158	166,326
3.00%, 03/16/36(g)	9,465	9,992,970
3.00%, 07/01/46	880	931,978
3.00%, 11/01/46	872	923,703
3.00%, 12/01/46	808	855,304
3.00%, 12/01/47	462	486,784
3.00%, 03/01/48	51	53,546
3.00%, 11/01/48	266	280,696
3.00%, 09/01/49	19	20,086
3.00%, 11/01/49	16	16,909
3.00%, 12/01/49	574	600,300
3.00%, 02/01/50	453	476,972
3.00%, 03/01/50	305	320,799
3.00%, 04/01/50	526	551,664
3.00%, 05/01/50	70	74,443
3.00%, 07/01/50	1,636	1,719,444
3.00%, 08/01/50	633	666,161
3.00%, 09/01/50	459	481,424
3.00%, 03/11/51(g)	21,661	22,669,590
3.00%, 04/14/51(g)	3,900	4,082,660
3.50%, 06/01/33	50	53,094
3.50%, 11/01/33	45	48,215
3.50%, 07/01/34	75	79,773
3.50%, 08/01/34	31	33,020
3.50%, 01/01/35	33	35,603
3.50%, 03/16/36(g)	1,547	1,649,549
3.50%, 08/01/45	76	82,363
3.50%, 01/01/46	179	195,142
3.50%, 09/01/46	708	769,701
3.50%, 01/01/47	113	121,740
3.50%, 07/01/47	912	968,518
3.50%, 08/01/47	28	30,167
3.50%, 09/01/47	221	235,008
3.50%, 01/01/48	238	252,778
3.50%, 02/01/48	1,668	1,774,062
3.50%, 04/01/48	153	162,359
3.50%, 07/01/48	359	384,678
3.50%, 11/01/48	24	25,641
3.50%, 01/01/49	261	276,741
3.50%, 06/01/49	50	53,762
3.50%, 11/01/49	129	136,458

58	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/50	$194	$205,872
3.50%, 03/01/50	74	78,072
3.50%, 04/01/50	337	361,561
3.50%, 05/01/50	108	115,935
3.50%, 03/11/51(g)	23,590	25,012,496
3.50%, 04/14/51(g)	1,925	2,042,282
4.00%, 07/01/33	28	29,991
4.00%, 03/16/36(g)	800	851,549
4.00%, 01/01/46	484	535,118
4.00%, 10/01/46	16	17,713
4.00%, 08/01/47	688	754,397
4.00%, 09/01/47	32	34,193
4.00%, 10/01/48	15	16,102
4.00%, 12/01/48	8	8,055
4.00%, 03/01/49	53	57,033
4.00%, 05/01/49	31	33,982
4.00%, 06/01/49	31	34,116
4.00%, 07/01/49	36	39,526
4.00%, 11/01/49	40	42,911
4.00%, 12/01/49	28	30,276
4.00%, 04/01/50	1,404	1,535,095
4.00%, 05/01/50	657	712,070
4.00%, 03/11/51(g)	23,452	25,198,075
4.00%, 04/14/51(g)	4,500	4,838,799
4.50%, 03/16/36(g)	25	26,221
4.50%, 10/01/47	17	18,630
4.50%, 08/01/48	48	52,926
4.50%, 10/01/48	354	389,676
4.50%, 11/01/48	50	55,281
4.50%, 12/01/48	79	85,879
4.50%, 01/01/49	173	188,129
4.50%, 02/01/49	300	326,158
4.50%, 04/01/49	386	426,648
4.50%, 05/01/49	32	35,355
4.50%, 07/01/49	35	38,346
4.50%, 08/01/49	14	14,753
4.50%, 03/01/50	311	338,947
4.50%, 06/01/50	1,178	1,292,784
4.50%, 03/11/51(g)	3,225	3,508,159
5.00%, 06/01/48	259	293,448
5.00%, 08/01/48	15	17,203
5.00%, 04/01/49	30	33,621
5.00%, 03/11/51(g)	1,961	2,171,961
5.50%, 03/11/51(g)	50	55,711
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	165,915

		358,473,780

U.S. Government Obligations — 38.5%
U.S. Treasury Note/Bond
0.13%, 04/30/22	3,500	3,500,820
0.13%, 05/31/22	800	800,281
0.13%, 10/31/22	1,500	1,500,059
0.13%, 11/30/22	2,850	2,850,000
0.13%, 12/31/22	12,100	12,099,055
0.13%, 05/15/23	1,300	1,298,781
0.13%, 08/15/23	1,500	1,497,305
0.13%, 09/15/23	4,550	4,540,402
0.13%, 10/15/23	2,600	2,593,703
0.13%, 12/15/23	16,900	16,860,930
0.13%, 01/15/24	4,500	4,482,422
0.25%, 06/15/23	2,300	2,303,773

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 11/15/23	$6,050	$6,052,836
0.25%, 05/31/25	300	295,992
0.25%, 06/30/25	2,000	1,971,250
0.25%, 07/31/25	6,000	5,907,656
0.25%, 08/31/25	2,100	2,065,383
0.25%, 09/30/25	3,300	3,241,734
0.25%, 10/31/25	7,800	7,655,578
0.38%, 03/31/22	1,500	1,504,336
0.38%, 04/30/25	500	496,406
0.38%, 11/30/25	10,650	10,502,731
0.38%, 12/31/25	10,500	10,343,320
0.38%, 01/31/26(b)	6,200	6,101,187
0.38%, 09/30/27	10,400	9,954,750
0.50%, 04/30/27	2,350	2,284,457
0.50%, 05/31/27	1,100	1,067,688
0.50%, 06/30/27	4,100	3,974,437
0.50%, 08/31/27	2,300	2,222,734
0.50%, 10/31/27	7,250	6,988,320
0.63%, 11/30/27	5,950	5,775,219
0.63%, 12/31/27	10,300	9,987,781
0.63%, 05/15/30	600	562,594
0.63%, 08/15/30	7,300	6,822,078
0.75%, 01/31/28(b)	2,000	1,953,750
0.88%, 11/15/30(b)	8,790	8,390,330
1.13%, 06/30/21	105	105,373
1.13%, 02/28/22	1,100	1,111,215
1.13%, 02/28/27	250	252,871
1.13%, 02/15/31	4,900	4,781,328
1.13%, 05/15/40	3,000	2,580,937
1.13%, 08/15/40	6,900	5,911,359
1.25%, 07/31/23	4,100	4,205,062
1.25%, 08/31/24	1,500	1,544,414
1.25%, 05/15/50	3,450	2,786,414
1.38%, 10/15/22	500	510,098
1.38%, 06/30/23	1,900	1,952,398
1.38%, 09/30/23	9,850	10,146,270
1.38%, 01/31/25	500	517,109
1.38%, 08/31/26	375	386,045
1.38%, 11/15/40	8,750	7,839,453
1.38%, 08/15/50	4,720	3,941,200
1.50%, 01/31/22	4,450	4,507,363
1.50%, 02/28/23	1,250	1,283,789
1.50%, 03/31/23	100	102,805
1.50%, 10/31/24	1,300	1,350,375
1.50%, 08/15/26	300	310,922
1.50%, 01/31/27	1,100	1,137,383
1.50%, 02/15/30(b)	700	711,375
1.63%, 08/15/22	500	510,938
1.63%, 11/15/22	1,200	1,230,656
1.63%, 12/15/22	4,500	4,620,586
1.63%, 05/31/23	1,000	1,032,422
1.63%, 02/15/26	975	1,018,723
1.63%, 05/15/26	500	522,070
1.63%, 11/30/26	600	625,078
1.63%, 08/15/29	665	684,638
1.63%, 11/15/50(b)	7,100	6,321,219
1.75%, 05/15/22	3,400	3,466,805
1.75%, 05/31/22	2,800	2,857,422
1.75%, 06/30/22	400	408,719
1.75%, 07/15/22	800	817,906

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 09/30/22	$5,900	$6,050,727
1.75%, 05/15/23	2,000	2,069,219
1.75%, 06/30/24	600	627,703
1.75%, 12/31/24	350	367,008
1.75%, 12/31/26	750	786,738
1.75%, 11/15/29(b)	550	571,570
1.88%, 11/30/21	400	405,359
1.88%, 01/31/22	105	106,714
1.88%, 02/28/22	1,475	1,501,043
1.88%, 05/31/22	300	306,621
1.88%, 07/31/22	2,650	2,715,732
1.88%, 09/30/22	500	513,789
1.88%, 10/31/22	600	617,438
1.88%, 08/31/24	360	378,534
1.88%, 06/30/26	175	184,967
1.88%, 02/15/41	5,000	4,896,643
1.88%, 02/15/51	5,200	4,927,000
2.00%, 02/15/22	1,800	1,832,836
2.00%, 11/30/22	1,300	1,342,402
2.00%, 02/15/23	800	829,063
2.00%, 04/30/24	780	821,316
2.00%, 05/31/24	1,250	1,317,187
2.00%, 06/30/24	300	316,383
2.00%, 02/15/25	1,425	1,509,275
2.00%, 08/15/25	2,900	3,078,984
2.00%, 11/15/26	1,750	1,860,059
2.00%, 02/15/50	450	438,750
2.13%, 06/30/21	90	90,619
2.13%, 12/31/21	1,000	1,016,953
2.13%, 05/15/22	2,550	2,612,057
2.13%, 06/30/22	2,000	2,053,437
2.13%, 12/31/22	14,450	14,976,070
2.13%, 02/29/24	850	896,684
2.13%, 05/15/25	1,000	1,065,938
2.25%, 07/31/21	450	454,131
2.25%, 04/15/22	1,500	1,535,977
2.25%, 01/31/24	500	528,828
2.25%, 04/30/24	1,400	1,485,094
2.25%, 11/15/24	375	400,020
2.25%, 12/31/24	2,100	2,242,734
2.25%, 11/15/25	1,500	1,611,211
2.25%, 03/31/26	275	295,861
2.25%, 02/15/27	300	323,227
2.25%, 08/15/27	1,400	1,508,828
2.25%, 11/15/27	230	247,789
2.25%, 08/15/46	4,155	4,267,315
2.38%, 01/31/23	1,000	1,042,852
2.38%, 08/15/24	675	721,406
2.38%, 05/15/27	1,300	1,411,211
2.38%, 05/15/29	790	860,236
2.38%, 11/15/49	1,690	1,786,647
2.50%, 02/15/22	2,850	2,915,684
2.50%, 03/31/23	900	944,156
2.50%, 05/15/24	475	508,287
2.50%, 02/15/45	3,250	3,500,352
2.50%, 02/15/46	5,150	5,551,539
2.50%, 05/15/46	1,850	1,992,797
2.63%, 07/15/21	300	302,883
2.63%, 06/30/23	1,000	1,057,266
2.63%, 12/31/23	10,900	11,630,641

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.63%, 03/31/25	$600	$650,906
2.63%, 12/31/25	1,800	1,966,500
2.63%, 01/31/26	2,850	3,116,074
2.63%, 02/15/29	715	791,863
2.75%, 05/31/23	1,000	1,057,813
2.75%, 07/31/23	1,000	1,061,641
2.75%, 06/30/25	3,900	4,262,883
2.75%, 08/31/25	2,900	3,174,820
2.75%, 02/15/28	4,225	4,695,031
2.75%, 08/15/42	475	535,563
2.75%, 11/15/42	925	1,041,637
2.88%, 09/30/23	1,125	1,202,256
2.88%, 10/31/23	2,600	2,783,219
2.88%, 04/30/25	560	613,988
2.88%, 05/31/25	1,275	1,399,312
2.88%, 07/31/25	1,500	1,649,414
2.88%, 11/30/25	3,000	3,310,312
2.88%, 05/15/28	480	538,275
2.88%, 08/15/28	900	1,010,672
2.88%, 05/15/43	400	460,063
2.88%, 08/15/45	3,395	3,910,085
2.88%, 05/15/49	435	506,979
3.00%, 10/31/25	1,200	1,329,844
3.00%, 05/15/42	170	199,166
3.00%, 05/15/45	285	335,142
3.00%, 11/15/45(b)	6,000	7,064,062
3.00%, 02/15/47	4,475	5,291,687
3.00%, 08/15/48	555	659,670
3.00%, 02/15/49	375	446,719
3.13%, 11/15/28	275	314,273
3.13%, 11/15/41	225	268,770
3.13%, 02/15/43	500	597,500
3.13%, 05/15/48	750	910,430
3.38%, 05/15/44	520	646,669
3.50%, 02/15/39	350	438,320
3.63%, 08/15/43	225	289,898
3.63%, 02/15/44	220	283,903
3.75%, 11/15/43	300	393,750
3.88%, 08/15/40	300	395,719
4.25%, 11/15/40	250	345,547
4.38%, 02/15/38	1,500	2,069,766
4.38%, 11/15/39	150	209,086
4.38%, 05/15/40	250	350,000
4.50%, 02/15/36	900	1,237,500
4.50%, 05/15/38	500	699,766
4.63%, 02/15/40	250	359,648
5.00%, 05/15/37	400	584,500
6.25%, 08/15/23	300	344,531
6.25%, 05/15/30	100	143,234
6.38%, 08/15/27(b)	800	1,070,375

		431,773,389

Total U.S. Government & Agency Obligations — 70.5% (Cost: $796,317,113)		790,247,169

Short-Term Investments

Money Market Funds — 18.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.12%(h)(i)	174,436	174,540,402

60	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares/ Par (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(h)(i)(j)	31,665	$31,665,370

		206,205,772

Total Short-Term Investments — 18.4% (Cost: $206,194,930)		206,205,772

Total Investments Before TBA Sales Commitments — 122.7% (Cost: $1,382,484,332)		1,375,482,927

TBA Sales Commitments(g)

Mortgage-Backed Securities — (5.0)%
Government National Mortgage Association, 3.00%, 03/18/51	$(1,812)	(1,886,179)
Uniform Mortgage-Backed Securities
1.50%, 03/11/51	(725)	(712,284)
2.00%, 03/16/36	(1,925)	(1,991,790)
2.00%, 03/11/51	(14,275)	(14,419,423)
2.50%, 03/11/51	(10,621)	(11,010,990)
3.00%, 03/11/51	(5,085)	(5,321,770)
3.50%, 03/11/51	(15,050)	(15,957,527)
4.00%, 03/11/51	(4,500)	(4,835,039)

		(56,135,002)

Total TBA Sales Commitments — (5.0)% (Proceeds: $(56,328,140))		(56,135,002)

Total Investments, Net of TBA Sales Commitments — 117.7% (Cost: $1,326,156,192)		1,319,347,925

Other Assets, Less Liabilities — (17.7)%		(198,303,408)

Net Assets — 100.0%		$1,121,044,517

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,461,769	$141,123,888	(a)	$—	$(47,478)	$2,223	$174,540,402	174,436	$337,199		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,916,347	27,749,023	(a)	—	—	—	31,665,370	31,665	7,623	(b)	—

					$(47,478)	$2,223	$206,205,772		$344,822		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware U.S. Aggregate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$4,537,872	$—	$4,537,872
Collaterized Mortgage Obligations	—	13,548,633	—	13,548,633
Corporate Bonds & Notes	—	321,917,572	—	321,917,572
Foreign Government Obligations	—	38,862,362	—	38,862,362
Municipal Debt Obligations	—	163,547	—	163,547
U.S. Government & Agency Obligations	—	790,247,169	—	790,247,169
Money Market Funds	206,205,772	—	—	206,205,772

	206,205,772	1,169,277,155	—	1,375,482,927

Liabilities
TBA Sales Commitments	—	(56,135,002)	—	(56,135,002)

	$206,205,772	$1,113,142,153	$—	$1,319,347,925

See notes to financial statements.

62	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The) 4.65%, 10/01/28 (Call 07/01/28)	$60	$70,723
4.75%, 03/30/30 (Call 12/30/29)	52	61,953
5.40%, 10/01/48 (Call 04/01/48)	123	158,862
Omnicom Group Inc. 2.45%, 04/30/30 (Call 01/30/30)	60	61,085
4.20%, 06/01/30 (Call 03/01/30)	225	260,356
Omnicom Group Inc./Omnicom Capital Inc. 3.60%, 04/15/26 (Call 01/15/26)	91	101,082
3.65%, 11/01/24 (Call 08/01/24)	272	297,679
WPP Finance 2010 3.63%, 09/07/22	744	778,105
3.75%, 09/19/24	448	492,818

		2,282,663

Aerospace & Defense — 0.8%
Hexcel Corp. 4.20%, 02/15/27 (Call 11/15/26)	176	187,649
4.95%, 08/15/25 (Call 05/15/25)	224	242,428
L3Harris Technologies Inc. 1.80%, 01/15/31 (Call 10/15/30)	215	209,135
2.90%, 12/15/29 (Call 09/15/29)	73	77,957
3.83%, 04/27/25 (Call 01/27/25)	65	71,953
4.40%, 06/15/28 (Call 03/15/28)	293	341,404
4.40%, 06/15/28 (Call 03/15/28)(a)	189	220,183
4.85%, 04/27/35 (Call 10/27/34)	45	56,498
5.05%, 04/27/45 (Call 10/27/44)(a)	269	349,915
6.15%, 12/15/40	25	35,914
Raytheon Technologies Corp. 2.25%, 07/01/30 (Call 04/01/30)	560	567,101
3.13%, 05/04/27 (Call 02/04/27)	280	306,813
3.13%, 07/01/50 (Call 01/01/50)	175	174,998
3.75%, 11/01/46 (Call 05/01/46)	312	341,815
3.95%, 08/16/25 (Call 06/16/25)	504	565,503
4.05%, 05/04/47 (Call 11/04/46)	140	160,587
4.13%, 11/16/28 (Call 08/16/28)	257	296,175
4.15%, 05/15/45 (Call 11/16/44)	143	165,726
4.35%, 04/15/47 (Call 10/15/46)	25	29,739
4.45%, 11/16/38 (Call 05/16/38)	165	198,406
4.50%, 06/01/42	450	551,821
4.63%, 11/16/48 (Call 05/16/48)	175	216,464
4.70%, 12/15/41	25	30,893
4.80%, 12/15/43 (Call 06/15/43)	188	232,026
4.88%, 10/15/40(a)	124	157,412
5.40%, 05/01/35	84	110,375
5.70%, 04/15/40	240	329,578
6.05%, 06/01/36(a)	60	83,744
6.13%, 07/15/38	172	242,095
6.70%, 08/01/28	20	26,231
7.50%, 09/15/29	244	343,511

		6,924,049

Agriculture — 0.7%
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (Call 05/11/26)	203	216,891
2.75%, 03/27/25 (Call 02/27/25)	112	120,040
3.25%, 03/27/30 (Call 12/27/29)	176	195,450
3.75%, 09/15/47 (Call 03/15/47)(a)	224	260,734
4.02%, 04/16/43	98	116,533
4.50%, 03/15/49 (Call 09/15/48)	62	81,501

Security	Par (000)	Value

Agriculture (continued)
4.54%, 03/26/42	$31	$39,332
5.38%, 09/15/35(a)	29	39,473
5.94%, 10/01/32(a)	47	64,141
Bunge Ltd. Finance Corp. 3.00%, 09/25/22 (Call 08/25/22)(a)	374	387,023
3.25%, 08/15/26 (Call 05/15/26)(a)	833	902,381
3.75%, 09/25/27 (Call 06/25/27)	417	467,115
4.35%, 03/15/24 (Call 02/15/24)	2,488	2,740,781

		5,631,395

Airlines — 0.1%
Southwest Airlines Co. 2.63%, 02/10/30 (Call 11/10/29)	168	167,384
3.00%, 11/15/26 (Call 08/15/26)(a)	168	178,483
3.45%, 11/16/27 (Call 08/16/27)	45	48,394
5.13%, 06/15/27 (Call 04/15/27)	234	274,115
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26	4	3,600
Series 2014-2, Class A, 3.75%, 09/03/26	7	7,413

		679,389

Apparel — 0.4%
NIKE Inc. 2.38%, 11/01/26 (Call 08/01/26)	339	360,133
2.40%, 03/27/25 (Call 02/27/25)	138	146,397
2.75%, 03/27/27 (Call 01/27/27)	185	200,159
2.85%, 03/27/30 (Call 12/27/29)	211	228,300
3.25%, 03/27/40 (Call 09/27/39)	428	466,053
3.38%, 11/01/46 (Call 05/01/46)	121	132,049
3.38%, 03/27/50 (Call 09/27/49)	146	159,931
3.63%, 05/01/43 (Call 11/01/42)(a)	94	105,988
3.88%, 11/01/45 (Call 05/01/45)	173	202,737
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	160	176,566
Ralph Lauren Corp. 2.95%, 06/15/30 (Call 03/15/30)	30	31,832
3.75%, 09/15/25 (Call 07/15/25)	53	58,728
Tapestry Inc. 3.00%, 07/15/22 (Call 06/15/22)	175	178,899
4.13%, 07/15/27 (Call 04/15/27)	259	284,356
4.25%, 04/01/25 (Call 01/01/25)	40	43,480
VF Corp. 2.40%, 04/23/25 (Call 03/23/25)	216	227,176
2.80%, 04/23/27 (Call 02/23/27)	151	162,435
2.95%, 04/23/30 (Call 01/23/30)	176	188,236

		3,353,455

Auto Manufacturers — 0.4%
American Honda Finance Corp. 2.15%, 09/10/24	56	58,845
2.30%, 09/09/26	329	349,049
2.35%, 01/08/27	283	299,725
2.40%, 06/27/24	35	37,013
3.50%, 02/15/28(a)	158	177,635
Cummins Inc. 1.50%, 09/01/30 (Call 06/01/30)(a)	149	142,711
2.60%, 09/01/50 (Call 03/01/50)(a)	83	77,247
3.65%, 10/01/23 (Call 07/01/23)	477	513,343
4.88%, 10/01/43 (Call 04/01/43)(a)	93	120,342
Daimler Finance North America LLC, 8.50%, 01/18/31	301	459,955
General Motors Co. 5.15%, 04/01/38 (Call 10/01/37)	25	29,666
5.20%, 04/01/45	31	36,411

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 04/01/48 (Call 10/01/47)	$31	$37,455
5.95%, 04/01/49 (Call 10/01/48)	26	34,115
6.25%, 10/02/43	286	384,698
6.60%, 04/01/36 (Call 10/01/35)	18	24,438
6.75%, 04/01/46 (Call 10/01/45)	38	52,863
PACCAR Financial Corp. 1.80%, 02/06/25	32	33,012
2.15%, 08/15/24	35	36,840
Toyota Motor Credit Corp. 1.80%, 02/13/25	36	37,232
2.00%, 10/07/24	15	15,741
2.15%, 02/13/30	60	61,619
3.00%, 04/01/25	35	37,802
3.05%, 01/11/28	212	231,697
3.20%, 01/11/27	64	70,792
3.38%, 04/01/30	98	108,937
3.40%, 04/14/25	15	16,481
3.65%, 01/08/29	51	58,124

		3,543,788

Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	148	162,090
Aptiv PLC 4.25%, 01/15/26 (Call 10/15/25)	60	68,057
4.35%, 03/15/29 (Call 12/15/28)	22	25,290
4.40%, 10/01/46 (Call 04/01/46)(a)	201	219,353
5.40%, 03/15/49 (Call 09/15/48)(a)	196	246,870
BorgWarner Inc. 3.38%, 03/15/25 (Call 12/15/24)(a)	119	129,571
4.38%, 03/15/45 (Call 09/15/44)	193	213,344
Lear Corp. 3.50%, 05/30/30 (Call 02/28/30)	20	21,319
3.80%, 09/15/27 (Call 06/15/27)	45	49,726
5.25%, 05/15/49 (Call 11/15/48)	208	252,793
Magna International Inc. 3.63%, 06/15/24 (Call 03/15/24)	58	63,082
4.15%, 10/01/25 (Call 07/01/25)	35	39,373

		1,490,868

Banks — 17.6%
Australia & New Zealand Banking Group Ltd./New York NY 2.63%, 11/09/22	275	285,970
3.70%, 11/16/25	255	287,071
Banco Bilbao Vizcaya Argentaria SA 0.88%, 09/18/23	7,925	7,986,419
1.13%, 09/18/25	3,680	3,649,934
Banco Santander SA, 3.31%, 06/27/29	120	130,598
Bank of America Corp. 2.02%, 02/13/26 (Call 02/13/25)(b)	190	196,361
2.50%, 02/13/31 (Call 02/13/30)(b)	141	144,463
2.59%, 04/29/31 (Call 04/29/30)(b)	256	263,327
2.88%, 10/22/30 (Call 10/22/29)(b)	157	165,856
3.19%, 07/23/30 (Call 07/23/29)(b)	96	103,763
3.25%, 10/21/27 (Call 10/21/26)	98	107,386
3.37%, 01/23/26 (Call 01/23/25)(b)	104	113,049
3.42%, 12/20/28 (Call 12/20/27)(b)	373	411,632
3.50%, 04/19/26	103	114,659
3.56%, 04/23/27 (Call 04/23/26)(b)	152	168,323
3.59%, 07/21/28 (Call 07/21/27)(b)	57	63,501
3.71%, 04/24/28 (Call 04/24/27)(b)	167	186,714
3.82%, 01/20/28 (Call 01/20/27)(b)	204	229,420

Security	Par (000)	Value

Banks (continued)
3.88%, 08/01/25	$65	$72,750
3.95%, 01/23/49 (Call 01/23/48)(a)(b)	231	265,250
3.97%, 03/05/29 (Call 03/05/28)(b)	146	165,595
3.97%, 02/07/30 (Call 02/07/29)(b)	77	87,594
4.00%, 01/22/25	76	84,113
4.08%, 04/23/40 (Call 04/23/39)(b)	133	153,588
4.08%, 03/20/51 (Call 03/20/50)(b)	633	734,679
4.24%, 04/24/38 (Call 04/24/37)(b)	398	468,701
4.25%, 10/22/26	233	266,897
4.27%, 07/23/29 (Call 07/23/28)(b)	99	114,756
4.33%, 03/15/50 (Call 03/15/49)(b)	293	348,383
4.44%, 01/20/48 (Call 01/20/47)(b)	262	321,081
4.45%, 03/03/26	184	210,820
4.88%, 04/01/44	231	298,440
5.00%, 01/21/44	278	362,787
5.88%, 02/07/42	259	367,329
6.11%, 01/29/37	105	145,314
7.75%, 05/14/38	145	234,042
Series L, 3.95%, 04/21/25	174	192,562
Series L, 4.18%, 11/25/27 (Call 11/25/26)	229	259,574
Bank of America N.A., 6.00%, 10/15/36(a)	250	356,520
Bank of Montreal 1.85%, 05/01/25(a)	103	106,403
2.05%, 11/01/22	276	284,004
2.35%, 09/11/22	381	393,306
2.50%, 06/28/24	134	142,197
2.55%, 11/06/22 (Call 10/06/22)	462	478,711
3.80%, 12/15/32 (Call 12/15/27)(b)	543	606,580
4.34%, 10/05/28 (Call 10/05/23)(b)	389	423,415
Series E, 3.30%, 02/05/24	557	600,719
Bank of New York Mellon Corp. (The) 1.60%, 04/24/25 (Call 03/24/25)	1,501	1,545,370
2.10%, 10/24/24	157	165,692
2.20%, 08/16/23 (Call 06/16/23)	409	426,550
2.45%, 08/17/26 (Call 05/17/26)	1,313	1,398,542
2.66%, 05/16/23 (Call 05/16/22)(b)	264	271,408
2.80%, 05/04/26 (Call 02/04/26)	662	716,463
2.95%, 01/29/23 (Call 12/29/22)	542	568,336
3.00%, 10/30/28 (Call 07/30/28)	1,035	1,124,703
3.25%, 09/11/24 (Call 08/11/24)(a)	120	131,022
3.25%, 05/16/27 (Call 02/16/27)	433	480,812
3.30%, 08/23/29 (Call 05/23/29)	121	133,824
3.40%, 05/15/24 (Call 04/15/24)	256	278,889
3.40%, 01/29/28 (Call 10/29/27)	79	88,319
3.44%, 02/07/28 (Call 02/07/27)(b)	703	788,379
3.45%, 08/11/23	483	519,631
3.50%, 04/28/23	427	456,121
3.85%, 04/28/28	413	477,796
3.95%, 11/18/25 (Call 10/18/25)	33	37,429
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	468	510,055
Series G, 3.00%, 02/24/25 (Call 01/24/25)	77	83,190
Bank of Nova Scotia (The) 1.63%, 05/01/23	253	259,841
1.95%, 02/01/23	254	261,760
2.00%, 11/15/22(a)	226	232,606
2.20%, 02/03/25	93	97,165
2.38%, 01/18/23	261	270,913
2.45%, 09/19/22	171	176,746
2.70%, 08/03/26	372	400,335
3.40%, 02/11/24	637	689,240

64	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 12/16/25	$347	$397,901
BankUnited Inc. 4.88%, 11/17/25 (Call 08/17/25)	35	39,826
5.13%, 06/11/30 (Call 03/11/30)	90	104,153
Barclays PLC 3.65%, 03/16/25	90	97,938
3.93%, 05/07/25 (Call 05/07/24)(b)	30	32,672
4.34%, 05/16/24 (Call 05/16/23)(b)	205	220,865
4.34%, 01/10/28 (Call 01/10/27)	15	16,965
4.38%, 01/12/26	35	39,556
4.84%, 05/09/28 (Call 05/07/27)	45	51,120
4.95%, 01/10/47	150	189,428
4.97%, 05/16/29 (Call 05/16/28)(b)	301	353,937
5.09%, 06/20/30 (Call 06/20/29)(b)	236	272,637
5.20%, 05/12/26	20	22,852
5.25%, 08/17/45	265	345,253
BBVA USA 2.88%, 06/29/22 (Call 05/29/22)	3,900	4,022,850
3.50%, 06/11/21 (Call 05/11/21)	100	100,610
3.88%, 04/10/25 (Call 03/10/25)	1,265	1,401,506
2.50%, 08/27/24 (Call 07/27/24)	3,112	3,287,517
BNP Paribas SA 3.25%, 03/03/23	277	293,670
4.25%, 10/15/24	415	464,713
BPCE SA 3.38%, 12/02/26	1,135	1,259,634
4.00%, 04/15/24	1,068	1,176,840
Canadian Imperial Bank of Commerce 2.25%, 01/28/25	87	90,902
2.55%, 06/16/22	705	726,065
2.61%, 07/22/23 (Call 07/22/22)(b)	600	618,210
3.10%, 04/02/24	796	854,411
3.50%, 09/13/23(a)	1,824	1,969,774
Citigroup Inc. 2.67%, 01/29/31 (Call 01/29/30)(b)	165	170,387
2.98%, 11/05/30 (Call 11/05/29)(b)	182	192,440
3.11%, 04/08/26 (Call 04/08/25)(a)(b)	177	190,392
3.20%, 10/21/26 (Call 07/21/26)	116	126,489
3.30%, 04/27/25(a)	55	60,114
3.35%, 04/24/25 (Call 04/24/24)(b)	327	352,876
3.38%, 03/01/23(a)	24	25,400
3.40%, 05/01/26	59	65,153
3.50%, 05/15/23	58	61,698
3.52%, 10/27/28 (Call 10/27/27)(b)	330	364,508
3.67%, 07/24/28 (Call 07/24/27)(b)	346	385,108
3.70%, 01/12/26	37	41,293
3.75%, 06/16/24	75	82,525
3.88%, 10/25/23	66	71,933
3.88%, 03/26/25	45	49,453
3.88%, 01/24/39 (Call 01/24/38)(b)	300	336,507
3.89%, 01/10/28 (Call 01/10/27)(b)	287	322,244
3.98%, 03/20/30 (Call 03/20/29)(b)	106	119,888
4.00%, 08/05/24	21	23,142
4.04%, 06/01/24 (Call 06/01/23)(b)	130	140,314
4.08%, 04/23/29 (Call 04/23/28)(b)	130	147,967
4.13%, 07/25/28	183	207,074
4.28%, 04/24/48 (Call 04/24/47)(b)	198	238,352
4.30%, 11/20/26	146	166,538
4.40%, 06/10/25	250	280,860
4.41%, 03/31/31 (Call 03/31/30)(b)	151	175,461

Security	Par (000)	Value

Banks (continued)
4.45%, 09/29/27	$367	$422,516
4.60%, 03/09/26	194	222,601
4.65%, 07/30/45	236	295,911
4.65%, 07/23/48 (Call 06/23/48)	431	549,904
4.75%, 05/18/46	328	405,733
5.30%, 05/06/44	153	200,396
5.32%, 03/26/41 (Call 03/26/40)(b)	245	325,142
5.50%, 09/13/25	97	114,554
5.88%, 02/22/33	47	61,379
5.88%, 01/30/42	65	92,474
6.00%, 10/31/33	89	118,297
6.63%, 01/15/28	105	134,710
6.63%, 06/15/32	199	271,321
6.68%, 09/13/43	203	310,119
8.13%, 07/15/39	678	1,145,406
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	25	28,018
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 11/06/29)	55	56,654
2.85%, 07/27/26 (Call 04/27/26)	165	178,226
3.25%, 04/30/30 (Call 01/30/30)	168	182,841
4.30%, 12/03/25 (Call 11/03/25)(a)	30	33,849
Comerica Inc. 3.70%, 07/31/23 (Call 06/30/23)	539	579,285
4.00%, 02/01/29 (Call 11/03/28)(a)	241	277,131
Cooperatieve Rabobank U.A. 3.75%, 07/21/26	65	72,263
4.38%, 08/04/25	260	293,332
4.63%, 12/01/23	529	586,201
5.25%, 05/24/41	445	608,052
5.25%, 08/04/45	240	320,774
5.75%, 12/01/43	35	48,945
Credit Suisse AG/New York NY, 3.63%, 09/09/24	10	10,994
Credit Suisse Group AG 3.80%, 06/09/23	10	10,725
4.88%, 05/15/45	290	372,456
Deutsche Bank AG, 4.10%, 01/13/26(a)	149	163,554
Deutsche Bank AG/London, 3.70%, 05/30/24	241	259,916
Deutsche Bank AG/New York NY 3.70%, 05/30/24	175	188,722
3.95%, 02/27/23	75	79,568
3.96%, 11/26/25 (Call 11/26/24)(b)	150	163,800
Fifth Third Bancorp., 8.25%, 03/01/38	170	280,891
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)	75	83,861
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25)(a)(b)	30	30,550
First Republic Bank/CA 4.38%, 08/01/46 (Call 02/01/46)	250	300,370
4.63%, 02/13/47 (Call 08/13/46)(a)	35	43,256
Goldman Sachs Capital I, 6.35%, 02/15/34	210	291,810
Goldman Sachs Group Inc. (The) 2.60%, 02/07/30 (Call 11/07/29)	182	189,835
3.27%, 09/29/25 (Call 09/29/24)(b)	169	183,267
3.50%, 01/23/25 (Call 10/23/24)(a)	310	337,336
3.50%, 04/01/25 (Call 03/01/25)	88	96,340
3.50%, 11/16/26 (Call 11/16/25)	313	344,691
3.69%, 06/05/28 (Call 06/05/27)(b)	140	157,080
3.75%, 05/22/25 (Call 02/22/25)	166	183,181
3.75%, 02/25/26 (Call 11/25/25)	244	272,253
3.80%, 03/15/30 (Call 12/15/29)	159	180,500

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.81%, 04/23/29 (Call 04/23/28)(b)	$353	$397,171
3.85%, 01/26/27 (Call 01/26/26)	540	602,656
4.02%, 10/31/38 (Call 10/31/37)(b)	375	433,316
4.22%, 05/01/29 (Call 05/01/28)(b)	284	327,279
4.25%, 10/21/25	241	271,043
4.41%, 04/23/39 (Call 04/23/38)(b)	250	300,580
4.75%, 10/21/45 (Call 04/21/45)	368	474,911
4.80%, 07/08/44 (Call 01/08/44)	362	469,525
5.15%, 05/22/45	318	419,925
5.95%, 01/15/27	107	132,089
6.13%, 02/15/33	141	193,613
6.25%, 02/01/41	338	496,603
6.45%, 05/01/36	262	368,629
6.75%, 10/01/37	749	1,094,401
HSBC Bank USA N.A., 7.00%, 01/15/39(a)	255	383,811
HSBC Holdings PLC 2.63%, 11/07/25 (Call 11/07/24)(b)	20	21,153
2.85%, 06/04/31 (Call 06/04/30)(b)	60	61,899
3.03%, 11/22/23 (Call 11/22/22)(b)	15	15,657
3.95%, 05/18/24 (Call 05/18/23)(b)	115	123,442
3.97%, 05/22/30 (Call 05/22/29)(b)	65	72,586
4.04%, 03/13/28 (Call 03/13/27)(b)	200	224,008
4.25%, 03/14/24	317	346,874
4.25%, 08/18/25	10	11,165
4.30%, 03/08/26	15	17,042
4.58%, 06/19/29 (Call 06/19/28)(b)	210	241,802
4.95%, 03/31/30	120	144,307
5.25%, 03/14/44	424	549,161
6.10%, 01/14/42	337	487,450
6.50%, 05/02/36	225	309,890
6.50%, 09/15/37	355	497,444
6.80%, 06/01/38	130	188,304
7.63%, 05/17/32	364	518,096
Huntington Bancshares Inc./ OH 2.55%, 02/04/30 (Call 11/04/29)(a)	289	298,312
2.63%, 08/06/24 (Call 07/06/24)	138	146,628
4.00%, 05/15/25 (Call 04/15/25)	157	175,831
ING Groep NV 3.55%, 04/09/24	432	469,467
3.95%, 03/29/27	455	515,479
4.05%, 04/09/29	222	255,233
4.10%, 10/02/23	264	288,190
4.55%, 10/02/28	505	594,961
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	5,310	5,934,828
JPMorgan Chase & Co. 2.01%, 03/13/26 (Call 03/13/25)(b)	261	270,380
2.08%, 04/22/26 (Call 04/22/25)(b)	175	181,634
2.52%, 04/22/31 (Call 04/22/30)(b)	146	149,958
2.74%, 10/15/30 (Call 10/15/29)(b)	190	199,681
2.95%, 10/01/26 (Call 07/01/26)	164	178,311
3.11%, 04/22/41 (Call 04/22/40)(b)	85	88,724
3.11%, 04/22/51 (Call 04/22/50)(b)	359	365,703
3.20%, 06/15/26 (Call 03/15/26)	97	106,069
3.30%, 04/01/26 (Call 01/01/26)	196	215,529
3.51%, 01/23/29 (Call 01/23/28)(b)	174	192,120
3.54%, 05/01/28 (Call 05/01/27)(b)	2	2,227
3.63%, 12/01/27 (Call 12/01/26)	128	142,205
3.70%, 05/06/30 (Call 05/06/29)(b)	165	185,257
3.78%, 02/01/28 (Call 02/01/27)(b)	174	195,814
3.88%, 07/24/38 (Call 07/24/37)(b)	120	136,997

Security	Par (000)	Value

Banks (continued)
3.90%, 01/23/49 (Call 01/23/48)(b)	$319	$367,858
3.96%, 01/29/27 (Call 01/29/26)(b)	98	110,234
3.96%, 11/15/48 (Call 11/15/47)(b)	319	369,207
4.01%, 04/23/29 (Call 04/23/28)(b)	115	131,044
4.03%, 07/24/48 (Call 07/24/47)(b)	156	181,743
4.13%, 12/15/26	102	116,927
4.20%, 07/23/29 (Call 07/23/28)(b)	110	126,910
4.25%, 10/01/27	157	182,148
4.26%, 02/22/48 (Call 02/22/47)(b)	391	475,566
4.45%, 12/05/29 (Call 12/05/28)(b)	161	189,275
4.49%, 03/24/31 (Call 03/24/30)(b)	116	137,748
4.85%, 02/01/44	205	270,682
4.95%, 06/01/45	117	154,132
5.40%, 01/06/42	249	346,521
5.50%, 10/15/40	196	270,057
5.60%, 07/15/41	143	201,084
6.40%, 05/15/38	509	752,602
7.63%, 10/15/26	84	111,887
7.75%, 07/15/25	15	19,175
8.75%, 09/01/30	14	20,908
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	250	275,323
KeyCorp 2.25%, 04/06/27	134	140,149
2.55%, 10/01/29	240	251,333
4.10%, 04/30/28	140	162,709
4.15%, 10/29/25	227	258,535
Lloyds Banking Group PLC 3.57%, 11/07/28 (Call 11/07/27)(b)	105	115,487
3.87%, 07/09/25 (Call 07/09/24)(b)	45	49,371
4.05%, 08/16/23	57	61,850
4.34%, 01/09/48	353	409,469
4.38%, 03/22/28	500	576,415
4.50%, 11/04/24	40	44,673
4.55%, 08/16/28(a)	85	99,476
4.58%, 12/10/25	305	345,126
4.65%, 03/24/26	200	226,920
5.30%, 12/01/45	70	90,981
Mitsubishi UFJ Financial Group Inc. 3.29%, 07/25/27(a)	70	77,910
3.41%, 03/07/24(a)	235	253,875
3.68%, 02/22/27(a)	90	101,626
3.74%, 03/07/29	54	60,913
3.75%, 07/18/39	245	275,762
3.78%, 03/02/25	116	127,782
3.85%, 03/01/26	5	5,616
3.96%, 03/02/28	53	60,390
4.15%, 03/07/39	179	210,889
4.29%, 07/26/38	282	338,169
Mizuho Financial Group Inc. 2.84%, 07/16/25 (Call 07/16/24)(a)(b)	400	424,784
2.87%, 09/13/30 (Call 09/13/29)(b)	275	289,512
4.02%, 03/05/28	20	22,765
4.25%, 09/11/29 (Call 09/11/28)(b)	15	17,348
Morgan Stanley 1.79%, 02/13/32 (Call 02/13/31)(b)	30	28,609
2.19%, 04/28/26 (Call 04/28/25)(b)	261	270,965
2.70%, 01/22/31 (Call 01/22/30)(b)	247	256,670
2.72%, 07/22/25 (Call 07/22/24)(b)	201	213,808
3.13%, 01/23/23	107	112,477
3.13%, 07/27/26	310	338,898

66	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.59%, 07/22/28 (Call 07/22/27)(b)	$123	$137,350
3.62%, 04/01/31 (Call 04/01/30)(b)	290	323,185
3.63%, 01/20/27	95	106,551
3.70%, 10/23/24	140	154,612
3.74%, 04/24/24 (Call 04/24/23)(b)	205	218,917
3.75%, 02/25/23	207	220,554
3.77%, 01/24/29 (Call 01/24/28)(b)	216	242,218
3.88%, 01/27/26	139	156,504
3.95%, 04/23/27	255	287,773
3.97%, 07/22/38 (Call 07/22/37)(b)	262	303,171
4.00%, 07/23/25	134	150,717
4.10%, 05/22/23	270	290,652
4.30%, 01/27/45	585	717,122
4.35%, 09/08/26	484	557,491
4.38%, 01/22/47	590	733,341
4.43%, 01/23/30 (Call 01/23/29)(b)	102	119,462
4.46%, 04/22/39 (Call 04/22/38)(b)	156	190,449
4.88%, 11/01/22	183	196,240
5.00%, 11/24/25	202	236,092
5.60%, 03/24/51 (Call 03/24/50)(b)	586	848,428
6.25%, 08/09/26	105	131,666
6.38%, 07/24/42	459	698,809
7.25%, 04/01/32	272	395,901
Series F, 3.88%, 04/29/24	105	115,436
MUFG Americas Holdings Corp., 3.00%, 02/10/25
(Call 01/10/25)	15	16,073
National Australia Bank Ltd./New York 2.50%, 07/12/26	627	672,658
2.88%, 04/12/23	15	15,810
National Bank of Canada, 2.10%, 02/01/23	85	87,729
Natwest Group PLC 3.03%, 11/28/35 (Call 08/28/30)(b)	270	264,330
3.88%, 09/12/23	225	242,908
4.27%, 03/22/25 (Call 03/22/24)(b)	715	784,369
4.45%, 05/08/30 (Call 05/08/29)(b)	294	337,333
4.80%, 04/05/26	260	299,432
4.89%, 05/18/29 (Call 05/18/28)(b)	15	17,545
5.13%, 05/28/24	90	100,681
6.00%, 12/19/23	336	380,920
6.10%, 06/10/23	51	56,653
6.13%, 12/15/22	92	100,239
Northern Trust Corp. 2.38%, 08/02/22	273	281,114
3.15%, 05/03/29 (Call 02/03/29)	537	590,942
3.38%, 05/08/32 (Call 05/08/27)(a)(b)	1,107	1,199,080
3.65%, 08/03/28 (Call 05/03/28)	277	313,686
3.95%, 10/30/25	809	915,877
PNC Bank N.A. 2.70%, 10/22/29	295	309,293
2.95%, 01/30/23 (Call 12/30/22)	37	38,733
3.10%, 10/25/27 (Call 09/25/27)	254	281,589
3.25%, 01/22/28 (Call 12/23/27)	325	359,180
3.50%, 06/08/23 (Call 05/09/23)	102	109,036
4.05%, 07/26/28	20	23,070
PNC Financial Services Group Inc. (The) 2.20%, 11/01/24 (Call 10/02/24)	47	49,705
2.55%, 01/22/30 (Call 10/24/29)	207	217,327
2.60%, 07/23/26 (Call 05/23/26)	203	217,888
3.15%, 05/19/27 (Call 04/19/27)	70	77,426
3.45%, 04/23/29 (Call 01/23/29)	186	208,938

Security	Par (000)	Value

Banks (continued)
3.50%, 01/23/24 (Call 12/23/23)	$168	$182,332
3.90%, 04/29/24 (Call 03/29/24)	109	119,804
Regions Bank/Birmingham AL, 6.45%, 06/26/37	10	13,709
Regions Financial Corp. 3.80%, 08/14/23 (Call 07/14/23)	362	389,736
7.38%, 12/10/37(a)	233	345,287
Royal Bank of Canada 1.60%, 04/17/23	194	199,021
1.95%, 01/17/23(a)	320	329,760
2.25%, 11/01/24	145	153,111
2.55%, 07/16/24	20	21,280
3.70%, 10/05/23	543	589,063
4.65%, 01/27/26	107	124,107
Santander Holdings USA Inc. 3.24%, 10/05/26 (Call 08/05/26)	521	557,725
3.40%, 01/18/23 (Call 12/18/22)	418	437,525
3.50%, 06/07/24 (Call 05/07/24)	160	172,112
4.40%, 07/13/27 (Call 04/14/27)	288	323,303
4.50%, 07/17/25 (Call 04/17/25)	459	511,317
Santander UK PLC 2.88%, 06/18/24	56	60,028
4.00%, 03/13/24	390	428,298
State Street Corp. 2.35%, 11/01/25 (Call 11/01/24)(b)	332	352,494
2.65%, 05/15/23 (Call 05/15/22)(b)	424	435,842
2.65%, 05/19/26(a)	1,727	1,871,256
3.10%, 05/15/23	815	864,177
3.30%, 12/16/24	871	959,642
3.55%, 08/18/25	1,440	1,602,547
3.70%, 11/20/23	1,396	1,524,683
3.78%, 12/03/24 (Call 12/03/23)(b)	854	931,688
4.14%, 12/03/29 (Call 12/03/28)(b)	250	292,525
Sumitomo Mitsui Financial Group Inc. 2.45%, 09/27/24	14	14,812
2.63%, 07/14/26	126	134,041
2.75%, 01/15/30	200	210,172
2.78%, 07/12/22	241	248,984
2.78%, 10/18/22	375	389,655
3.01%, 10/19/26	33	35,828
3.04%, 07/16/29	260	279,024
3.10%, 01/17/23	134	140,774
3.20%, 09/17/29(a)	200	212,094
3.35%, 10/18/27	13	14,276
3.36%, 07/12/27	280	309,380
3.45%, 01/11/27	29	32,142
3.54%, 01/17/28	81	89,967
3.75%, 07/19/23	345	372,024
3.78%, 03/09/26	25	27,963
3.94%, 10/16/23	47	51,234
3.94%, 07/19/28	26	29,610
4.31%, 10/16/28	25	29,147
SVB Financial Group 3.13%, 06/05/30 (Call 03/05/30)	589	634,377
3.50%, 01/29/25	185	202,177
Svenska Handelsbanken AB, 3.90%, 11/20/23	12	13,136
Toronto-Dominion Bank (The) 2.65%, 06/12/24	472	503,657
3.25%, 03/11/24	581	627,439
3.50%, 07/19/23	1,017	1,094,180
3.63%, 09/15/31 (Call 09/15/26)(b)	647	719,580

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Bank 2.15%, 12/06/24 (Call 11/05/24)	$258	$271,746
2.25%, 03/11/30 (Call 12/11/29)	40	40,382
3.20%, 04/01/24 (Call 03/01/24)	96	103,609
3.63%, 09/16/25 (Call 08/16/25)	54	59,931
3.69%, 08/02/24 (Call 08/02/23)(b)	73	78,308
3.80%, 10/30/26 (Call 09/30/26)	15	16,916
4.05%, 11/03/25 (Call 09/03/25)	58	65,752
Truist Financial Corp. 2.50%, 08/01/24 (Call 07/01/24)	116	122,882
2.85%, 10/26/24 (Call 09/26/24)	93	99,975
3.70%, 06/05/25 (Call 05/05/25)(a)	105	116,611
3.75%, 12/06/23 (Call 11/06/23)	51	55,520
3.88%, 03/19/29 (Call 02/16/29)	15	17,098
4.00%, 05/01/25 (Call 03/01/25)	124	138,456
U.S. Bancorp. 3.00%, 07/30/29 (Call 04/30/29)	87	93,823
3.90%, 04/26/28 (Call 03/24/28)	11	12,704
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	132	144,774
Westpac Banking Corp. 2.35%, 02/19/25	110	116,032
2.50%, 06/28/22	217	223,438
2.65%, 01/16/30(a)	106	114,061
2.67%, 11/15/35 (Call 11/15/30)(b)	50	48,909
2.70%, 08/19/26	226	244,010
2.75%, 01/11/23	487	509,319
2.85%, 05/13/26	650	705,354
2.89%, 02/04/30 (Call 02/04/25)(b)	26	26,996
3.30%, 02/26/24	248	268,363
3.35%, 03/08/27	276	309,106
3.40%, 01/25/28	190	212,439
3.65%, 05/15/23	330	353,829
4.11%, 07/24/34 (Call 07/24/29)(b)	472	518,011
4.32%, 11/23/31 (Call 11/23/26)(b)	413	462,403
4.42%, 07/24/39	327	387,083
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)(a)	250	259,268

		145,881,625

Beverages — 4.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc. 3.65%, 02/01/26 (Call 11/01/25)	705	782,317
4.70%, 02/01/36 (Call 08/01/35)	404	484,941
4.90%, 02/01/46 (Call 08/01/45)	869	1,046,693
Anheuser-Busch InBev Finance Inc. 3.65%, 02/01/26 (Call 11/01/25)	430	476,453
4.00%, 01/17/43	233	253,991
4.63%, 02/01/44	309	359,361
4.70%, 02/01/36 (Call 08/01/35)(a)	207	249,356
4.90%, 02/01/46 (Call 08/01/45)	139	165,694
Anheuser-Busch InBev Worldwide Inc. 3.50%, 06/01/30 (Call 03/01/30)(a)	152	167,987
3.75%, 07/15/42	414	438,455
4.00%, 04/13/28 (Call 01/13/28)	456	518,016
4.15%, 01/23/25 (Call 12/23/24)	385	430,037
4.35%, 06/01/40 (Call 12/01/39)(a)	55	64,027
4.38%, 04/15/38 (Call 10/15/37)	273	317,696
4.44%, 10/06/48 (Call 04/06/48)	287	326,069
4.50%, 06/01/50 (Call 12/01/49)	231	266,904
4.60%, 04/15/48 (Call 10/15/47)	591	686,908
4.60%, 06/01/60 (Call 12/01/59)	294	338,797

Security	Par (000)	Value

Beverages (continued)
4.75%, 01/23/29 (Call 10/23/28)	$726	$858,677
4.75%, 04/15/58 (Call 10/15/57)	259	308,422
4.90%, 01/23/31 (Call 10/23/30)(a)	464	567,481
4.95%, 01/15/42	187	231,960
5.45%, 01/23/39 (Call 07/23/38)	179	230,292
5.55%, 01/23/49 (Call 07/23/48)	462	601,949
5.80%, 01/23/59 (Call 07/23/58)	384	528,392
5.88%, 06/15/35(a)	65	85,672
8.00%, 11/15/39	184	298,514
8.20%, 01/15/39	162	265,069
Brown-Forman Corp. 3.50%, 04/15/25 (Call 02/15/25)	35	38,192
4.00%, 04/15/38 (Call 10/15/37)	34	40,309
4.50%, 07/15/45 (Call 01/15/45)	158	199,665
Coca-Cola Co. (The) 1.65%, 06/01/30	359	352,003
1.75%, 09/06/24	81	84,501
2.13%, 09/06/29	425	435,366
2.25%, 09/01/26	104	110,706
2.50%, 04/01/23(a)	188	196,806
2.50%, 06/01/40	195	190,026
2.50%, 03/15/51 (Call 09/15/50)	40	36,966
2.55%, 06/01/26	274	295,416
2.60%, 06/01/50	137	129,660
2.75%, 06/01/60	185	176,640
2.88%, 10/27/25	119	129,615
2.90%, 05/25/27	51	55,725
2.95%, 03/25/25	147	159,120
3.20%, 11/01/23	379	408,289
3.38%, 03/25/27	137	153,256
3.45%, 03/25/30	82	92,517
4.20%, 03/25/50	10	12,375
Constellation Brands Inc. 2.88%, 05/01/30 (Call 02/01/30)	69	72,630
3.15%, 08/01/29 (Call 05/01/29)	83	89,001
3.50%, 05/09/27 (Call 02/09/27)	85	94,417
3.60%, 02/15/28 (Call 11/15/27)	70	78,020
3.70%, 12/06/26 (Call 09/06/26)	100	111,921
3.75%, 05/01/50 (Call 11/01/49)	40	43,537
4.10%, 02/15/48 (Call 08/15/47)	15	16,965
4.50%, 05/09/47 (Call 11/09/46)	96	114,142
4.65%, 11/15/28 (Call 08/15/28)	55	65,218
5.25%, 11/15/48 (Call 05/15/48)	52	68,861
Diageo Capital PLC 1.38%, 09/29/25 (Call 08/29/25)	900	914,706
2.00%, 04/29/30 (Call 01/29/30)	647	650,326
2.13%, 10/24/24 (Call 09/24/24)	2,300	2,415,759
2.38%, 10/24/29 (Call 07/24/29)	505	525,564
2.63%, 04/29/23 (Call 01/29/23)	2,977	3,104,505
3.50%, 09/18/23 (Call 08/18/23)(a)	940	1,010,585
3.88%, 05/18/28 (Call 02/18/28)(a)	1,900	2,178,939
5.88%, 09/30/36	54	76,936
Diageo Investment Corp. 4.25%, 05/11/42(a)	355	429,710
7.45%, 04/15/35(a)	380	601,407
8.00%, 09/15/22	17	18,968
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	164,811
Keurig Dr Pepper Inc. 2.55%, 09/15/26 (Call 06/15/26)(a)	339	361,384

68	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.13%, 12/15/23 (Call 10/15/23)	$156	$166,706
3.20%, 05/01/30 (Call 02/01/30)	120	129,770
3.40%, 11/15/25 (Call 08/15/25)(a)	83	91,103
3.43%, 06/15/27 (Call 03/15/27)	153	170,277
3.80%, 05/01/50 (Call 11/01/49)	134	146,475
4.06%, 05/25/23 (Call 04/25/23)	293	315,400
4.42%, 05/25/25 (Call 03/25/25)	125	141,566
4.42%, 12/15/46 (Call 06/15/46)	117	138,238
4.50%, 11/15/45 (Call 05/15/45)	31	36,879
4.60%, 05/25/28 (Call 02/25/28)	252	297,216
4.99%, 05/25/38 (Call 11/25/37)	56	71,352
5.09%, 05/25/48 (Call 11/25/47)	47	60,928
Molson Coors Beverage Co. 3.00%, 07/15/26 (Call 04/15/26)	269	289,923
4.20%, 07/15/46 (Call 01/15/46)	752	805,039
5.00%, 05/01/42	204	243,645
PepsiCo Inc. 1.63%, 05/01/30 (Call 02/01/30)	89	87,323
2.25%, 03/19/25 (Call 02/19/25)	404	426,269
2.38%, 10/06/26 (Call 07/06/26)	461	491,610
2.63%, 03/19/27 (Call 01/19/27)	114	122,941
2.63%, 07/29/29 (Call 04/29/29)	418	445,500
2.75%, 03/01/23	128	134,360
2.75%, 04/30/25 (Call 01/30/25)	575	617,424
2.75%, 03/19/30 (Call 12/19/29)	322	344,856
2.85%, 02/24/26 (Call 11/24/25)	225	244,060
2.88%, 10/15/49 (Call 04/15/49)	397	396,107
3.00%, 10/15/27 (Call 07/15/27)	1,056	1,161,875
3.10%, 07/17/22 (Call 05/17/22)	195	201,694
3.38%, 07/29/49 (Call 01/29/49)	225	243,855
3.45%, 10/06/46 (Call 04/06/46)	216	236,969
3.50%, 07/17/25 (Call 04/17/25)	230	254,329
3.50%, 03/19/40 (Call 09/19/39)	132	148,295
3.60%, 03/01/24 (Call 12/01/23)(a)	826	900,340
3.63%, 03/19/50 (Call 09/19/49)	339	383,846
3.88%, 03/19/60 (Call 09/19/59)	385	459,540
4.00%, 03/05/42	126	149,033
4.00%, 05/02/47 (Call 11/02/46)	48	57,099
4.25%, 10/22/44 (Call 04/22/44)	43	52,368
4.45%, 04/14/46 (Call 10/14/45)	269	338,445
4.60%, 07/17/45 (Call 01/17/45)	138	175,826
4.88%, 11/01/40	200	263,494
5.50%, 01/15/40(a)	50	69,496
7.00%, 03/01/29	15	20,900

		39,387,966

Biotechnology — 1.5%
Amgen Inc. 1.90%, 02/21/25 (Call 01/21/25)	144	149,060
2.20%, 02/21/27 (Call 12/21/26)	217	226,168
2.25%, 08/19/23 (Call 06/19/23)(a)	397	413,591
2.30%, 02/25/31 (Call 11/25/30)	120	121,518
2.45%, 02/21/30 (Call 11/21/29)	109	112,268
2.60%, 08/19/26 (Call 05/19/26)	320	341,578
2.77%, 09/01/53 (Call 03/01/53)(c)	450	414,936
3.13%, 05/01/25 (Call 02/01/25)	296	319,813
3.15%, 02/21/40 (Call 08/21/39)	230	237,606
3.20%, 11/02/27 (Call 08/02/27)	309	340,098
3.38%, 02/21/50 (Call 08/21/49)	335	344,655
3.63%, 05/22/24 (Call 02/22/24)	373	406,369
4.40%, 05/01/45 (Call 11/01/44)	282	334,965

Security	Par (000)	Value

Biotechnology (continued)
4.56%, 06/15/48 (Call 12/15/47)	$373	$457,943
4.66%, 06/15/51 (Call 12/15/50)	524	660,051
4.95%, 10/01/41	183	232,139
5.15%, 11/15/41 (Call 05/15/41)(a)	360	469,177
5.65%, 06/15/42 (Call 12/15/41)	23	31,212
Baxalta Inc. 4.00%, 06/23/25 (Call 03/23/25)	105	116,794
5.25%, 06/23/45 (Call 12/23/44)	136	177,564
Biogen Inc. 3.15%, 05/01/50 (Call 11/01/49)	219	208,983
4.05%, 09/15/25 (Call 06/15/25)	210	236,489
Gilead Sciences Inc. 1.65%, 10/01/30 (Call 07/01/30)	25	24,040
2.50%, 09/01/23 (Call 07/01/23)	189	198,019
2.80%, 10/01/50 (Call 04/01/50)	10	9,224
2.95%, 03/01/27 (Call 12/01/26)	532	577,273
3.25%, 09/01/22 (Call 07/01/22)	653	677,821
3.50%, 02/01/25 (Call 11/01/24)	617	672,271
3.65%, 03/01/26 (Call 12/01/25)	427	474,068
3.70%, 04/01/24 (Call 01/01/24)	538	583,483
4.00%, 09/01/36 (Call 03/01/36)	101	116,487
4.15%, 03/01/47 (Call 09/01/46)	460	526,042
4.50%, 02/01/45 (Call 08/01/44)	436	520,301
4.60%, 09/01/35 (Call 03/01/35)	413	504,859
4.75%, 03/01/46 (Call 09/01/45)	400	493,300
4.80%, 04/01/44 (Call 10/01/43)	285	353,625
5.65%, 12/01/41 (Call 06/01/41)	178	243,865
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	75	67,229
Royalty Pharma PLC, 3.55%, 09/02/50 (Call 03/02/50)(c)	10	9,844

		12,404,728

Building Materials — 0.8%
Carrier Global Corp. 2.70%, 02/15/31 (Call 11/15/30)	287	295,814
3.38%, 04/05/40 (Call 10/05/39)	145	150,852
3.58%, 04/05/50 (Call 10/05/49)	141	145,045
Fortune Brands Home & Security Inc. 3.25%, 09/15/29 (Call 06/15/29)(a)	168	180,183
4.00%, 09/21/23 (Call 08/21/23)	264	286,469
4.00%, 06/15/25 (Call 03/15/25)	255	282,828
Johnson Controls International PLC 3.63%, 07/02/24 (Call 04/02/24)(d)	125	135,426
3.90%, 02/14/26 (Call 11/14/25)	236	263,716
4.50%, 02/15/47 (Call 08/15/46)	13	16,012
4.63%, 07/02/44 (Call 01/02/44)	188	231,586
4.95%, 07/02/64 (Call 01/02/64)(d)	551	699,324
5.13%, 09/14/45 (Call 03/14/45)(a)	98	128,668
6.00%, 01/15/36	10	13,676
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)(a)	2,050	2,000,615
Lafarge SA, 7.13%, 07/15/36	10	14,455
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	5	5,285
Martin Marietta Materials Inc. 3.45%, 06/01/27 (Call 03/01/27)	10	11,052
3.50%, 12/15/27 (Call 09/15/27)	100	111,740
4.25%, 12/15/47 (Call 06/15/47)	91	105,760
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	52	53,753
Masco Corp. 3.50%, 11/15/27 (Call 08/15/27)	8	8,940
4.38%, 04/01/26 (Call 03/22/21)	105	120,489

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
4.45%, 04/01/25 (Call 03/22/21)	$264	$298,162
4.50%, 05/15/47 (Call 11/15/46)	58	69,538
Owens Corning 3.40%, 08/15/26 (Call 05/15/26)	169	185,415
3.95%, 08/15/29 (Call 05/15/29)	28	31,525
4.20%, 12/01/24 (Call 09/01/24)(a)	108	120,040
4.30%, 07/15/47 (Call 01/15/47)	280	314,619
4.40%, 01/30/48 (Call 07/30/47)	257	292,592
7.00%, 12/01/36	25	34,768
Vulcan Materials Co. 3.90%, 04/01/27 (Call 01/01/27)	5	5,748
4.50%, 06/15/47 (Call 12/15/46)	177	212,012
4.70%, 03/01/48 (Call 09/01/47)	67	81,885

		6,907,992

Chemicals — 2.4%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	28	32,738
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	95	101,867
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	93	99,938
Dow Chemical Co. (The) 3.60%, 11/15/50 (Call 05/15/50)	30	31,006
3.63%, 05/15/26 (Call 03/15/26)	72	80,023
4.25%, 10/01/34 (Call 04/01/34)	81	93,474
4.38%, 11/15/42 (Call 05/15/42)	118	138,695
4.55%, 11/30/25 (Call 09/30/25)	122	140,156
4.63%, 10/01/44 (Call 04/01/44)	28	33,626
4.80%, 11/30/28 (Call 08/30/28)	15	17,940
4.80%, 05/15/49 (Call 11/15/48)	237	296,793
5.25%, 11/15/41 (Call 05/15/41)	189	237,658
5.55%, 11/30/48 (Call 05/30/48)	51	69,589
7.38%, 11/01/29	86	119,807
9.40%, 05/15/39	166	287,447
DuPont de Nemours Inc. 4.21%, 11/15/23 (Call 10/15/23)	596	653,204
4.49%, 11/15/25 (Call 09/15/25)	462	528,981
4.73%, 11/15/28 (Call 08/15/28)	500	594,575
5.32%, 11/15/38 (Call 05/15/38)	480	621,634
5.42%, 11/15/48 (Call 05/15/48)	212	282,573
Eastman Chemical Co. 4.50%, 12/01/28 (Call 09/01/28)	106	124,951
4.65%, 10/15/44 (Call 04/15/44)	199	238,221
4.80%, 09/01/42 (Call 03/01/42)	68	83,211
Ecolab Inc. 1.30%, 01/30/31 (Call 10/30/30)	575	541,845
2.38%, 08/10/22 (Call 07/10/22)	2,021	2,076,881
2.70%, 11/01/26 (Call 08/01/26)	3,356	3,627,198
3.25%, 01/14/23 (Call 11/14/22)	345	361,663
3.25%, 12/01/27 (Call 09/01/27)	203	225,318
3.95%, 12/01/47 (Call 06/01/47)	330	385,519
4.80%, 03/24/30 (Call 12/24/29)	625	765,175
5.50%, 12/08/41	123	166,073
FMC Corp. 3.20%, 10/01/26 (Call 08/01/26)	20	21,856
3.45%, 10/01/29 (Call 07/01/29)	87	95,015
4.50%, 10/01/49 (Call 04/01/49)	120	142,686
International Flavors & Fragrances Inc. 3.20%, 05/01/23 (Call 02/01/23)	162	169,507
4.38%, 06/01/47 (Call 12/01/46)	266	307,842
4.45%, 09/26/28 (Call 06/26/28)	226	261,464
5.00%, 09/26/48 (Call 03/26/48)	23	29,204

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT 2.65%, 02/05/25 (Call 11/05/24)(a)	$87	$92,426
3.55%, 11/07/42 (Call 05/07/42)	170	190,798
Lubrizol Corp. (The), 6.50%, 10/01/34	100	145,667
LYB International Finance BV 4.88%, 03/15/44 (Call 09/15/43)	247	295,738
5.25%, 07/15/43	72	90,460
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	131	144,371
LYB International Finance III LLC 2.88%, 05/01/25 (Call 04/01/25)(a)	93	99,125
3.38%, 05/01/30 (Call 02/01/30)	160	173,349
3.63%, 04/01/51 (Call 10/01/50)	7	7,102
3.80%, 10/01/60 (Call 04/01/60)(a)	102	103,296
4.20%, 10/15/49 (Call 04/15/49)	159	174,924
4.20%, 05/01/50 (Call 11/01/49)	96	105,929
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	51	59,415
Mosaic Co. (The) 3.25%, 11/15/22 (Call 10/15/22)	100	104,255
4.05%, 11/15/27 (Call 08/15/27)	60	67,784
4.25%, 11/15/23 (Call 08/15/23)	60	65,208
4.88%, 11/15/41 (Call 05/15/41)(a)	15	16,979
5.45%, 11/15/33 (Call 05/15/33)	32	39,408
5.63%, 11/15/43 (Call 05/15/43)	30	38,802
Nutrien Ltd. 3.00%, 04/01/25 (Call 01/01/25)	46	49,296
3.38%, 03/15/25 (Call 12/15/24)	114	123,504
3.50%, 06/01/23 (Call 03/01/23)(a)	60	63,455
3.63%, 03/15/24 (Call 12/15/23)	105	113,611
4.00%, 12/15/26 (Call 09/15/26)	238	271,018
4.13%, 03/15/35 (Call 09/15/34)	40	45,696
4.20%, 04/01/29 (Call 01/01/29)	83	96,239
4.90%, 06/01/43 (Call 12/01/42)	57	70,775
5.00%, 04/01/49 (Call 10/01/48)	47	61,100
5.25%, 01/15/45 (Call 07/15/44)	53	69,194
5.63%, 12/01/40	32	42,669
5.88%, 12/01/36	13	17,524
6.13%, 01/15/41 (Call 07/15/40)	115	160,610
PPG Industries Inc. 2.40%, 08/15/24 (Call 07/15/24)	170	179,090
2.80%, 08/15/29 (Call 05/15/29)	31	33,057
3.20%, 03/15/23 (Call 02/15/23)	157	165,224
3.75%, 03/15/28 (Call 12/15/27)	186	214,625
Rohm & Haas Co., 7.85%, 07/15/29	55	75,570
RPM International Inc. 3.75%, 03/15/27 (Call 12/15/26)	195	217,542
4.25%, 01/15/48 (Call 07/15/47)(a)	25	26,736
4.55%, 03/01/29 (Call 12/01/28)	15	17,216
5.25%, 06/01/45 (Call 12/01/44)	48	57,048
Sherwin-Williams Co. (The) 2.30%, 05/15/30 (Call 02/15/30)	120	121,321
2.75%, 06/01/22 (Call 05/01/22)	4	4,103
2.95%, 08/15/29 (Call 05/15/29)	90	95,741
3.13%, 06/01/24 (Call 04/01/24)	207	222,455
3.30%, 05/15/50 (Call 11/15/49)	35	35,744
3.45%, 08/01/25 (Call 05/01/25)	166	181,030
3.45%, 06/01/27 (Call 03/01/27)	346	380,929
3.80%, 08/15/49 (Call 02/15/49)	19	21,001
3.95%, 01/15/26 (Call 10/15/25)	49	54,793

70	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.00%, 12/15/42 (Call 06/15/42)	$65	$72,715
4.50%, 06/01/47 (Call 12/01/46)	179	217,020
4.55%, 08/01/45 (Call 02/01/45)	108	129,467
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)(a) .	13	14,659

		19,822,166

Commercial Services — 1.8%
Automatic Data Processing Inc. 1.25%, 09/01/30 (Call 06/01/30)	175	165,811
3.38%, 09/15/25 (Call 06/15/25)	250	277,505
Block Financial LLC 3.88%, 08/15/30 (Call 05/15/30)	305	320,146
5.25%, 10/01/25 (Call 07/01/25)	80	90,311
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(a)	334	376,849
Equifax Inc., 3.10%, 05/15/30 (Call 02/15/30)	160	170,738
Global Payments Inc. 3.20%, 08/15/29 (Call 05/15/29)	170	181,711
4.15%, 08/15/49 (Call 02/15/49)	108	120,401
4.80%, 04/01/26 (Call 01/01/26)	147	170,014
Moody’s Corp. 2.55%, 08/18/60 (Call 02/18/60)	65	55,349
2.63%, 01/15/23 (Call 12/15/22)	232	240,985
3.25%, 01/15/28 (Call 10/15/27)(a)	147	161,365
3.75%, 03/24/25 (Call 02/24/25)	77	85,099
4.25%, 02/01/29 (Call 11/01/28)	28	32,694
4.50%, 09/01/22 (Call 06/01/22)	254	266,890
4.88%, 02/15/24 (Call 11/15/23)	142	157,948
4.88%, 12/17/48 (Call 06/17/48)	143	180,811
5.25%, 07/15/44	295	389,845
PayPal Holdings Inc. 2.30%, 06/01/30 (Call 03/01/30)	140	143,514
2.40%, 10/01/24 (Call 09/01/24)	377	399,597
2.65%, 10/01/26 (Call 08/01/26)	389	418,237
2.85%, 10/01/29 (Call 07/01/29)	219	234,374
3.25%, 06/01/50 (Call 12/01/49)	220	231,713
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	212	220,692
RELX Capital Inc. 3.00%, 05/22/30 (Call 02/22/30)	605	646,945
3.50%, 03/16/23 (Call 02/16/23)	4,496	4,757,263
4.00%, 03/18/29 (Call 12/18/28)	2,532	2,875,010
S&P Global Inc. 2.30%, 08/15/60 (Call 02/15/60)	169	142,006
2.50%, 12/01/29 (Call 09/01/29)	30	31,457
2.95%, 01/22/27 (Call 10/22/26)(a)	178	192,911
3.25%, 12/01/49 (Call 06/01/49)	445	464,384
4.00%, 06/15/25 (Call 03/15/25)(a)	93	103,998
Verisk Analytics Inc. 3.63%, 05/15/50 (Call 11/15/49)(a)	192	198,309
4.00%, 06/15/25 (Call 03/15/25)	111	123,581
4.13%, 03/15/29 (Call 12/15/28)	229	260,444
5.50%, 06/15/45 (Call 12/15/44)	90	118,103

		15,007,010

Computers — 2.5%
Apple Inc. 2.05%, 09/11/26 (Call 07/11/26)	116	121,355
2.20%, 09/11/29 (Call 06/11/29)	176	181,549
2.45%, 08/04/26 (Call 05/04/26)	166	176,853
2.65%, 05/11/50 (Call 11/11/49)	124	116,730
2.90%, 09/12/27 (Call 06/12/27)	138	150,470
2.95%, 09/11/49 (Call 03/11/49)	134	133,389

Security	Par (000)	Value

Computers (continued)
3.00%, 06/20/27 (Call 03/20/27)	$33	$36,347
3.00%, 11/13/27 (Call 08/13/27)	185	203,372
3.20%, 05/11/27 (Call 02/11/27)	192	212,452
3.25%, 02/23/26 (Call 11/23/25)	116	127,521
3.35%, 02/09/27 (Call 11/09/26)	109	121,291
3.45%, 02/09/45	211	231,201
3.75%, 09/12/47 (Call 03/12/47)	169	192,572
3.75%, 11/13/47 (Call 05/13/47)	80	91,049
3.85%, 05/04/43	254	296,883
3.85%, 08/04/46 (Call 02/04/46)	274	315,232
4.25%, 02/09/47 (Call 08/09/46)	82	100,355
4.38%, 05/13/45	236	293,792
4.45%, 05/06/44	86	108,699
4.50%, 02/23/36 (Call 08/23/35)	240	302,534
4.65%, 02/23/46 (Call 08/23/45)	588	754,086
Dell International LLC/EMC Corp. 4.90%, 10/01/26 (Call 08/01/26)(c)	255	294,619
5.30%, 10/01/29 (Call 07/01/29)(a)(c)	138	163,028
5.85%, 07/15/25 (Call 06/15/25)(c)	199	234,368
6.02%, 06/15/26 (Call 03/15/26)(c)	412	492,394
6.10%, 07/15/27 (Call 05/15/27)(c)	68	83,309
6.20%, 07/15/30 (Call 04/15/30)(a)(c)	125	158,809
8.10%, 07/15/36 (Call 01/15/36)(c)	440	647,530
8.35%, 07/15/46 (Call 01/15/46)(c)	301	460,121
DXC Technology Co. 4.00%, 04/15/23	10	10,642
4.13%, 04/15/25 (Call 03/15/25)(a)	244	266,614
4.25%, 04/15/24 (Call 02/15/24)	151	164,326
4.75%, 04/15/27 (Call 01/15/27)	145	164,811
Hewlett Packard Enterprise Co. 2.25%, 04/01/23 (Call 03/01/23)	423	437,242
4.40%, 10/15/22 (Call 08/15/22)	1,020	1,077,344
4.45%, 10/02/23 (Call 09/02/23)	683	746,669
4.65%, 10/01/24 (Call 09/01/24)	404	454,783
4.90%, 10/15/25 (Call 07/15/25)	672	772,215
6.20%, 10/15/35 (Call 04/15/35)	201	263,911
6.35%, 10/15/45 (Call 04/15/45)	545	714,141
HP Inc. 4.05%, 09/15/22	365	385,203
6.00%, 09/15/41	520	667,742
IBM Credit LLC 2.20%, 09/08/22	433	445,089
3.00%, 02/06/23	27	28,370
International Business Machines Corp. 1.88%, 08/01/22	668	683,050
2.88%, 11/09/22	600	626,034
2.95%, 05/15/50 (Call 11/15/49)	250	242,293
3.00%, 05/15/24	387	416,288
3.30%, 05/15/26	321	353,732
3.30%, 01/27/27	750	828,218
3.38%, 08/01/23	253	271,671
3.45%, 02/19/26	320	354,074
3.50%, 05/15/29	535	592,914
3.63%, 02/12/24	1,257	1,372,204
4.00%, 06/20/42	154	178,187
4.15%, 05/15/39	345	406,538
4.25%, 05/15/49	135	159,987
4.70%, 02/19/46	110	140,419
5.60%, 11/30/39	56	76,672
5.88%, 11/29/32	40	55,106

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.22%, 08/01/27	$140	$180,860
6.50%, 01/15/28	13	16,901
7.00%, 10/30/25(a)	116	147,395
7.13%, 12/01/96(a)	25	41,152

		20,544,707

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co. 1.95%, 02/01/23	75	77,389
2.10%, 05/01/23	77	79,999
2.25%, 11/15/22	80	82,701
3.25%, 03/15/24	264	286,889
3.70%, 08/01/47 (Call 02/01/47)	312	373,863
4.00%, 08/15/45	127	157,833
Estee Lauder Companies Inc. (The) 2.38%, 12/01/29 (Call 09/01/29)	65	67,748
2.60%, 04/15/30 (Call 01/15/30)	76	80,560
3.13%, 12/01/49 (Call 06/01/49)	153	161,235
3.15%, 03/15/27 (Call 12/15/26)	38	42,006
4.15%, 03/15/47 (Call 09/15/46)	58	70,707
4.38%, 06/15/45 (Call 12/15/44)	114	140,703
6.00%, 05/15/37(a)	39	54,664
Procter & Gamble Co. (The) 2.45%, 11/03/26	393	421,123
2.70%, 02/02/26	196	212,615
2.80%, 03/25/27	199	216,966
2.85%, 08/11/27	197	216,828
3.00%, 03/25/30	191	210,180
3.55%, 03/25/40	45	51,887
3.60%, 03/25/50	55	66,512
Unilever Capital Corp. 2.00%, 07/28/26(a)	105	109,795
2.13%, 09/06/29 (Call 06/06/29)	112	115,233
2.90%, 05/05/27 (Call 02/05/27)	50	54,510
3.25%, 03/07/24 (Call 02/07/24)(a)	97	104,899
3.38%, 03/22/25 (Call 01/22/25)	100	109,575
3.50%, 03/22/28 (Call 12/22/27)	30	33,888
5.90%, 11/15/32	35	48,831

		3,649,139

Distribution & Wholesale — 0.1%
WW Grainger Inc. 1.85%, 02/15/25 (Call 01/15/25)	220	228,439
3.75%, 05/15/46 (Call 11/15/45)	33	36,623
4.20%, 05/15/47 (Call 11/15/46)	73	86,579
4.60%, 06/15/45 (Call 12/15/44)	266	332,793

		684,434

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/24 (Call 07/14/24)	58	60,345
3.65%, 07/21/27 (Call 04/21/27)	460	486,501
3.88%, 01/23/28 (Call 10/23/27)(a)	30	32,142
4.13%, 07/03/23 (Call 06/03/23)	10	10,622
4.45%, 04/03/26 (Call 02/03/26)	45	49,630
4.63%, 10/15/27 (Call 08/15/27)(a)	25	27,878
4.88%, 01/16/24 (Call 12/16/23)	45	49,068
6.50%, 07/15/25 (Call 06/15/25)	35	40,957
Affiliated Managers Group Inc. 3.50%, 08/01/25	110	120,402
4.25%, 02/15/24	10	11,012

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp. 2.30%, 02/01/25 (Call 01/01/25)	$40	$40,905
3.00%, 02/01/30 (Call 11/01/29)	7	6,977
3.25%, 03/01/25 (Call 01/01/25)	40	42,285
3.25%, 10/01/29 (Call 07/01/29)	90	92,717
3.63%, 04/01/27 (Call 01/01/27)	98	105,545
3.63%, 12/01/27 (Call 09/01/27)(a)	119	127,117
3.75%, 06/01/26 (Call 04/01/26)	62	67,024
4.63%, 10/01/28 (Call 07/01/28)(a)	67	75,374
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	397	421,447
Ally Financial Inc. 3.88%, 05/21/24 (Call 04/21/24)	160	174,085
4.63%, 03/30/25(a)	99	111,275
5.13%, 09/30/24	302	343,945
5.80%, 05/01/25 (Call 04/01/25)	20	23,416
8.00%, 11/01/31	1,093	1,552,265
American Express Co. 2.50%, 08/01/22 (Call 07/01/22)	554	570,520
2.50%, 07/30/24 (Call 06/30/24)	772	818,637
2.65%, 12/02/22	343	356,751
3.00%, 10/30/24 (Call 09/29/24)	549	593,623
3.13%, 05/20/26 (Call 04/20/26)	322	353,791
3.40%, 02/27/23 (Call 01/27/23)	699	739,213
3.40%, 02/22/24 (Call 01/22/24)	585	633,426
3.63%, 12/05/24 (Call 11/04/24)	211	233,275
3.70%, 08/03/23 (Call 07/03/23)	457	491,961
4.05%, 12/03/42	755	889,594
4.20%, 11/06/25 (Call 10/06/25)	522	597,272
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	921	1,025,128
Ameriprise Financial Inc. 2.88%, 09/15/26 (Call 06/15/26)	34	36,919
3.00%, 04/02/25 (Call 03/02/25)	101	108,617
3.70%, 10/15/24	110	121,653
Brookfield Finance Inc. 3.50%, 03/30/51 (Call 09/30/50)	13	13,096
3.90%, 01/25/28 (Call 10/25/27)	76	85,574
4.00%, 04/01/24 (Call 02/01/24)	217	237,259
4.25%, 06/02/26 (Call 03/02/26)	202	230,506
4.35%, 04/15/30 (Call 01/15/30)	94	109,055
4.70%, 09/20/47 (Call 03/20/47)	213	253,048
4.85%, 03/29/29 (Call 12/29/28)	155	184,301
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	228	227,510
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	121	136,207
Charles Schwab Corp. (The) 3.00%, 03/10/25 (Call 12/10/24)	33	35,504
3.20%, 03/02/27 (Call 12/02/26)	154	170,455
3.20%, 01/25/28 (Call 10/25/27)	30	33,180
3.25%, 05/22/29 (Call 02/22/29)	62	68,619
3.45%, 02/13/26 (Call 11/13/25)	141	156,724
3.85%, 05/21/25 (Call 03/21/25)	68	76,009
4.00%, 02/01/29 (Call 11/01/28)	60	69,386
4.20%, 03/24/25 (Call 02/24/25)(a)	262	294,781
4.63%, 03/22/30 (Call 12/22/29)	45	54,621
CME Group Inc. 3.00%, 03/15/25 (Call 12/15/24)	376	405,689
3.75%, 06/15/28 (Call 03/15/28)	122	139,478
4.15%, 06/15/48 (Call 12/15/47)	63	78,972
5.30%, 09/15/43 (Call 03/15/43)	265	373,737
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	220	327,334

72	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services 3.75%, 03/04/25 (Call 12/04/24)	$33	$36,086
4.10%, 02/09/27 (Call 11/09/26)	182	205,569
4.50%, 01/30/26 (Call 11/30/25)	115	130,997
Franklin Resources Inc., 2.85%, 03/30/25	144	154,572
GE Capital Funding LLC, 4.40%, 05/15/30 (Call 02/15/30)(c)	297	339,450
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,099	1,257,498
Intercontinental Exchange Inc. 2.65%, 09/15/40 (Call 03/15/40)	143	136,484
3.00%, 06/15/50 (Call 12/15/49)	140	135,323
3.00%, 09/15/60 (Call 03/15/60)	45	42,662
3.10%, 09/15/27 (Call 06/15/27)	142	156,796
3.75%, 12/01/25 (Call 09/01/25)	292	324,614
3.75%, 09/21/28 (Call 06/21/28)	63	70,816
4.25%, 09/21/48 (Call 03/21/48)	180	212,776
Invesco Finance PLC 3.13%, 11/30/22	75	78,519
3.75%, 01/15/26	155	172,543
4.00%, 01/30/24	35	38,436
5.38%, 11/30/43	161	205,005
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	147	167,624
Jefferies Group LLC 6.25%, 01/15/36	30	39,727
6.50%, 01/20/43	25	33,012
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	37	41,848
Legg Mason Inc. 4.75%, 03/15/26(a)	215	250,666
5.63%, 01/15/44(a)	236	322,801
Mastercard Inc. 2.00%, 03/03/25 (Call 02/03/25)	50	52,272
2.95%, 11/21/26 (Call 08/21/26)	152	166,271
2.95%, 06/01/29 (Call 03/01/29)	282	307,374
3.30%, 03/26/27 (Call 01/26/27)	144	160,262
3.35%, 03/26/30 (Call 12/26/29)	196	219,981
3.38%, 04/01/24	172	187,143
3.50%, 02/26/28 (Call 11/26/27)	146	164,292
3.65%, 06/01/49 (Call 12/01/48)	180	204,196
3.80%, 11/21/46 (Call 05/21/46)	114	132,359
3.85%, 03/26/50 (Call 09/26/49)	156	182,938
3.95%, 02/26/48 (Call 08/26/47)	136	160,932
Nasdaq Inc. 3.25%, 04/28/50 (Call 10/28/49)	115	114,011
3.85%, 06/30/26 (Call 03/30/26)	223	250,630
Nomura Holdings Inc., 3.10%, 01/16/30	40	42,006
ORIX Corp. 3.70%, 07/18/27(a)	101	113,693
4.05%, 01/16/24	125	136,558
Raymond James Financial Inc. 4.65%, 04/01/30 (Call 01/01/30)	40	48,056
4.95%, 07/15/46	93	117,811
Synchrony Financial 3.70%, 08/04/26 (Call 05/04/26)	140	152,905
3.95%, 12/01/27 (Call 09/01/27)	272	299,377
4.25%, 08/15/24 (Call 05/15/24)	258	283,269
4.50%, 07/23/25 (Call 04/23/25)	99	110,479
5.15%, 03/19/29 (Call 12/19/28)	92	108,878
Visa Inc. 1.90%, 04/15/27 (Call 02/15/27)	194	201,265

Security	Par (000)	Value

Diversified Financial Services (continued)
2.00%, 08/15/50 (Call 02/15/50)	$159	$135,230
2.05%, 04/15/30 (Call 01/15/30)	297	303,680
2.70%, 04/15/40 (Call 10/15/39)	238	242,374
2.75%, 09/15/27 (Call 06/15/27)	20	21,759
3.15%, 12/14/25 (Call 09/14/25)	146	160,558
3.65%, 09/15/47 (Call 03/15/47)	296	337,896
4.15%, 12/14/35 (Call 06/14/35)	421	516,462
4.30%, 12/14/45 (Call 06/14/45)	593	746,498
Western Union Co. (The) 2.85%, 01/10/25 (Call 12/10/24)	149	157,638
4.25%, 06/09/23 (Call 05/09/23)	55	59,232
6.20%, 11/17/36(a)	388	489,159

		27,045,627

Electric — 7.7%
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	240	274,882
Avangrid Inc. 3.15%, 12/01/24 (Call 10/01/24)(a)	1,255	1,360,119
3.20%, 04/15/25 (Call 03/15/25)	1,667	1,802,144
3.80%, 06/01/29 (Call 03/01/29)	2,885	3,259,386
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)(a)	248	300,722
Baltimore Gas & Electric Co. 2.40%, 08/15/26 (Call 05/15/26)	506	537,382
3.20%, 09/15/49 (Call 03/15/49)	220	225,562
3.35%, 07/01/23 (Call 04/01/23)(a)	203	215,397
3.50%, 08/15/46 (Call 02/15/46)	73	78,773
3.75%, 08/15/47 (Call 02/15/47)	99	110,834
4.25%, 09/15/48 (Call 03/15/48)	10	12,082
6.35%, 10/01/36	208	301,642
CenterPoint Energy Houston Electric LLC 3.55%, 08/01/42 (Call 02/01/42)(a)	139	153,617
3.95%, 03/01/48 (Call 09/01/47)	308	359,830
4.50%, 04/01/44 (Call 10/01/43)	177	220,521
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	25	27,190
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	222	270,800
Series AD, 2.90%, 07/01/50 (Call 01/01/50)(a)	66	65,675
CenterPoint Energy Inc. 2.95%, 03/01/30 (Call 12/01/29)	85	90,097
3.70%, 09/01/49 (Call 03/01/49)	108	114,476
4.25%, 11/01/28 (Call 08/01/28)	15	17,274
Commonwealth Edison Co. 2.20%, 03/01/30 (Call 12/01/29)(a)	790	814,356
2.55%, 06/15/26 (Call 03/15/26)	681	731,449
3.00%, 03/01/50 (Call 09/01/49)	65	64,865
3.65%, 06/15/46 (Call 12/15/45)	186	205,709
3.70%, 08/15/28 (Call 05/15/28)	201	230,242
3.70%, 03/01/45 (Call 09/01/44)	159	176,212
3.80%, 10/01/42 (Call 04/01/42)	225	253,823
4.00%, 03/01/48 (Call 09/01/47)	97	113,195
4.00%, 03/01/49 (Call 09/01/48)	207	243,892
4.35%, 11/15/45 (Call 05/15/45)	154	186,412
4.60%, 08/15/43 (Call 02/15/43)	15	18,610
4.70%, 01/15/44 (Call 07/15/43)	53	66,707
5.90%, 03/15/36	313	432,312
6.45%, 01/15/38	299	436,259
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	26	28,446
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	195	219,607
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	316	324,949
Connecticut Light & Power Co. (The) 2.50%, 01/15/23 (Call 10/15/22)	377	390,466
4.00%, 04/01/48 (Call 10/01/47)	120	144,515

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 04/15/44 (Call 10/15/43)	$200	$245,344
Series A, 3.20%, 03/15/27 (Call 12/15/26)	18	19,927
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	264	318,608
Consolidated Edison Co. of New York Inc. 3.70%, 11/15/59 (Call 05/15/59)(a)	224	242,005
3.80%, 05/15/28 (Call 02/15/28)	106	119,538
3.85%, 06/15/46 (Call 12/15/45)	230	255,270
3.95%, 03/01/43 (Call 09/01/42)	153	172,581
4.45%, 03/15/44 (Call 09/15/43)	259	307,138
4.50%, 12/01/45 (Call 06/01/45)	228	274,658
4.50%, 05/15/58 (Call 11/15/57)	209	254,386
4.63%, 12/01/54 (Call 06/01/54)	51	63,213
5.70%, 06/15/40	120	161,258
Series 05-A, 5.30%, 03/01/35	60	76,789
Series 06-A, 5.85%, 03/15/36	33	44,855
Series 06-B, 6.20%, 06/15/36	10	13,920
Series 07-A, 6.30%, 08/15/37	18	25,223
Series 08-B, 6.75%, 04/01/38	98	144,220
Series 09-C, 5.50%, 12/01/39	156	206,890
Series 12-A, 4.20%, 03/15/42	119	138,100
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	157	173,093
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	554	611,683
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	214	242,381
Series A, 4.13%, 05/15/49 (Call 11/15/48)	163	188,241
Series B, 3.13%, 11/15/27 (Call 08/15/27)	210	230,551
Series C, 4.00%, 11/15/57 (Call 05/15/57)	70	78,653
Series C, 4.30%, 12/01/56 (Call 06/01/56)	70	82,699
Series D, 4.00%, 12/01/28 (Call 09/01/28)	89	101,829
Series E, 4.65%, 12/01/48 (Call 06/01/48)(a)	73	90,976
Delmarva Power & Light Co. 3.50%, 11/15/23 (Call 08/15/23)(a)	222	238,919
4.15%, 05/15/45 (Call 11/15/44)	49	56,700
Edison International 3.55%, 11/15/24 (Call 10/15/24)	223	240,434
4.13%, 03/15/28 (Call 12/15/27)	152	165,311
4.95%, 04/15/25 (Call 03/15/25)	115	129,295
5.75%, 06/15/27 (Call 04/15/27)	121	142,797
El Paso Electric Co. 5.00%, 12/01/44 (Call 06/01/44)	30	34,567
6.00%, 05/15/35	45	60,773
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	218	241,984
Eversource Energy 2.80%, 05/01/23 (Call 02/01/23)	314	328,259
3.45%, 01/15/50 (Call 07/15/49)	610	647,234
Series H, 3.15%, 01/15/25 (Call 10/15/24)	655	704,708
Series L, 2.90%, 10/01/24 (Call 08/01/24)	702	753,646
Series M, 3.30%, 01/15/28 (Call 10/15/27)	90	99,104
Series N, 3.80%, 12/01/23 (Call 11/01/23)	190	206,680
Series O, 4.25%, 04/01/29 (Call 01/01/29)	553	646,446
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	1,438	1,380,322
Exelon Corp. 3.40%, 04/15/26 (Call 01/15/26)	305	336,485
3.95%, 06/15/25 (Call 03/15/25)	503	558,541
4.05%, 04/15/30 (Call 01/15/30)	580	664,251
4.45%, 04/15/46 (Call 10/15/45)	466	551,949
4.70%, 04/15/50 (Call 10/15/49)	401	499,762
4.95%, 06/15/35 (Call 12/15/34)	248	302,776
5.10%, 06/15/45 (Call 12/15/44)	165	209,571
5.63%, 06/15/35	235	307,232

Security	Par (000)	Value

Electric (continued)
Exelon Generation Co. LLC 3.40%, 03/15/22 (Call 02/15/22)	$5	$5,137
4.25%, 06/15/22 (Call 03/15/22)	168	174,058
5.60%, 06/15/42 (Call 12/15/41)	301	338,116
5.75%, 10/01/41 (Call 04/01/41)	178	202,874
6.25%, 10/01/39	402	478,649
Florida Power & Light Co. 2.75%, 06/01/23 (Call 12/01/22)	373	388,774
2.85%, 04/01/25 (Call 03/01/25)	618	663,868
3.13%, 12/01/25 (Call 06/01/25)	795	865,540
3.15%, 10/01/49 (Call 04/01/49)	426	448,220
3.25%, 06/01/24 (Call 12/01/23)	151	162,234
3.70%, 12/01/47 (Call 06/01/47)	249	285,045
3.80%, 12/15/42 (Call 06/15/42)	42	48,145
3.95%, 03/01/48 (Call 09/01/47)	462	547,475
3.99%, 03/01/49 (Call 09/01/48)	300	361,500
4.05%, 06/01/42 (Call 12/01/41)	31	36,655
4.05%, 10/01/44 (Call 04/01/44)	255	303,697
4.13%, 02/01/42 (Call 08/01/41)	39	46,660
4.13%, 06/01/48 (Call 12/01/47)	192	233,952
4.95%, 06/01/35	239	313,054
5.25%, 02/01/41 (Call 08/01/40)	25	33,681
5.63%, 04/01/34	181	248,265
5.65%, 02/01/37	212	285,852
5.69%, 03/01/40	160	224,976
5.95%, 02/01/38(a)	152	216,409
5.96%, 04/01/39	120	172,110
Iberdrola International BV 5.81%, 03/15/25(a)	30	35,360
6.75%, 07/15/36	808	1,208,663
ITC Holdings Corp. 2.70%, 11/15/22 (Call 10/15/22)	360	373,262
3.25%, 06/30/26 (Call 03/30/26)	132	144,256
3.35%, 11/15/27 (Call 08/15/27)	55	60,659
3.65%, 06/15/24 (Call 03/15/24)	59	64,062
5.30%, 07/01/43 (Call 01/01/43)	243	307,198
National Grid USA, 5.80%, 04/01/35(a)	150	193,632
National Rural Utilities Cooperative Finance Corp. 2.40%, 03/15/30 (Call 12/15/29)	71	73,790
3.40%, 02/07/28 (Call 11/07/27)	148	164,650
3.70%, 03/15/29 (Call 12/15/28)	5	5,651
3.90%, 11/01/28 (Call 08/01/28)	20	22,875
4.02%, 11/01/32 (Call 05/01/32)	231	275,627
4.30%, 03/15/49 (Call 09/15/48)	74	91,223
4.40%, 11/01/48 (Call 05/01/48)	40	50,184
Series C, 8.00%, 03/01/32	73	112,398
NextEra Energy Capital Holdings Inc. 2.25%, 06/01/30 (Call 03/01/30)	1,001	1,010,439
2.75%, 05/01/25 (Call 04/01/25)	233	248,338
2.75%, 11/01/29 (Call 08/01/29)	1,373	1,444,945
2.80%, 01/15/23 (Call 12/15/22)	222	231,761
3.15%, 04/01/24 (Call 03/01/24)	855	918,159
3.25%, 04/01/26 (Call 02/01/26)	286	313,716
3.50%, 04/01/29 (Call 01/01/29)	905	1,000,686
3.55%, 05/01/27 (Call 02/01/27)	1,048	1,176,254
4.80%, 12/01/77 (Call 12/01/27)(b)	154	166,329
5.65%, 05/01/79 (Call 05/01/29)(b)	125	143,459
NSTAR Electric Co. 2.38%, 10/15/22 (Call 07/15/22)(a)	55	56,499
3.20%, 05/15/27 (Call 02/15/27)	1,259	1,394,028

74	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 05/15/29 (Call 02/15/29)(a)	$28	$31,087
3.95%, 04/01/30 (Call 01/01/30)	673	787,538
4.40%, 03/01/44 (Call 09/01/43)	376	462,920
5.50%, 03/15/40	75	102,589
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	300	308,754
3.70%, 11/15/28 (Call 08/15/28)	40	45,547
3.75%, 04/01/45 (Call 10/01/44)	191	216,374
3.80%, 09/30/47 (Call 03/30/47)	20	22,794
3.80%, 06/01/49 (Call 12/01/48)	175	201,348
5.25%, 09/30/40	10	13,453
5.30%, 06/01/42 (Call 12/01/41)	115	155,966
7.00%, 05/01/32	20	29,222
7.25%, 01/15/33(a)	42	62,982
7.50%, 09/01/38	65	102,996
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	86	88,286
3.00%, 09/15/49 (Call 03/15/49)	210	211,061
3.15%, 10/15/25 (Call 07/15/25)(a)	183	199,776
3.70%, 09/15/47 (Call 03/15/47)	40	44,989
3.90%, 03/01/48 (Call 09/01/47)	265	307,917
4.15%, 10/01/44 (Call 04/01/44)	108	129,011
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	139	150,152
4.15%, 03/15/43 (Call 09/15/42)	192	228,415
6.50%, 11/15/37(a)	67	97,183
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	142	152,769
3.60%, 07/01/49 (Call 01/01/49)	290	326,230
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	19	20,124
2.38%, 05/15/23 (Call 02/15/23)	87	90,527
2.45%, 01/15/30 (Call 10/15/29)(a)	20	21,019
3.00%, 05/15/25 (Call 02/15/25)	25	26,855
3.00%, 05/15/27 (Call 02/15/27)	65	71,017
3.15%, 01/01/50 (Call 07/01/49)(a)	165	173,148
3.20%, 08/01/49 (Call 02/01/49)	194	203,632
3.60%, 12/01/47 (Call 06/01/47)	85	95,330
3.65%, 09/01/28 (Call 06/01/28)	77	86,878
3.65%, 09/01/42 (Call 03/01/42)	200	224,038
3.80%, 03/01/46 (Call 09/01/45)	326	374,662
3.85%, 05/01/49 (Call 11/01/48)	280	326,827
3.95%, 05/01/42 (Call 11/01/41)(a)	66	76,538
4.05%, 05/01/48 (Call 11/01/47)	25	29,898
5.80%, 05/01/37	38	52,215
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	821	775,180
2.65%, 11/15/22 (Call 10/15/22)	197	204,244
2.88%, 06/15/24 (Call 05/15/24)	366	390,895
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	595	632,449
4.15%, 05/15/48 (Call 11/15/47)	214	254,012
4.50%, 08/15/40	161	194,275
6.00%, 06/01/39	7	9,777
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	138	147,795
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	143	159,587
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)(a)	159	186,035
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	378	396,473
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	560	614,830

Security	Par (000)	Value

Electric (continued)
3.40%, 02/01/28 (Call 11/01/27)	$477	$524,991
3.55%, 06/15/24 (Call 03/15/24)	543	589,052
3.75%, 11/15/25 (Call 08/15/25)	206	228,541
3.80%, 02/01/38 (Call 08/01/37)	324	359,070
4.00%, 02/01/48 (Call 08/01/47)	472	519,337
4.05%, 12/01/23 (Call 09/01/23)	239	259,810
6.00%, 10/15/39	217	294,332
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	110	110,416
2.85%, 08/01/29 (Call 05/01/29)	153	161,357
3.65%, 02/01/50 (Call 08/01/49)(a)	337	346,877
4.00%, 04/01/47 (Call 10/01/46)	261	280,191
4.05%, 03/15/42 (Call 09/15/41)(a)	70	75,718
4.50%, 09/01/40 (Call 03/01/40)	18	20,622
4.65%, 10/01/43 (Call 04/01/43)	322	378,736
5.50%, 03/15/40	51	64,734
5.63%, 02/01/36	77	98,841
6.00%, 01/15/34	126	168,715
6.05%, 03/15/39	204	273,892
6.65%, 04/01/29	76	94,210
Series 05-E, 5.35%, 07/15/35	51	64,961
Series 06-E, 5.55%, 01/15/37	5	6,245
Series 08-A, 5.95%, 02/01/38	23	30,194
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	68	72,374
Series A, 4.20%, 03/01/29 (Call 12/01/28)	115	131,747
Series B, 3.65%, 03/01/28 (Call 12/01/27)	38	41,955
Series B, 4.88%, 03/01/49 (Call 09/01/48)	193	236,024
Series C, 3.60%, 02/01/45 (Call 08/01/44)	143	145,385
Series C, 4.13%, 03/01/48 (Call 09/01/47)	250	275,990
Series E, 3.70%, 08/01/25 (Call 06/01/25)	97	106,677

		63,923,868

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 5.25%, 11/15/39	10	13,483

Electronics — 1.1%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)(a)	408	429,293
3.05%, 09/22/26 (Call 06/22/26)	146	158,778
3.20%, 10/01/22 (Call 07/01/22)	513	531,827
3.88%, 07/15/23 (Call 04/15/23)(a)	279	298,611
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	29	31,235
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	235	250,258
3.55%, 10/01/27 (Call 07/01/27)	40	43,421
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	97	100,793
2.80%, 02/15/30 (Call 11/15/29)	90	94,791
4.35%, 06/01/29 (Call 03/01/29)	14	16,288
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	140	155,453
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	159	177,507
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	131	147,278
4.88%, 06/15/29 (Call 03/15/29)	168	194,168
4.88%, 05/12/30 (Call 02/12/30)(a)	219	255,279
5.00%, 02/15/23	137	147,711
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	170	185,980
4.30%, 06/15/46 (Call 12/15/45)(a)	87	102,326
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	342	362,814

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.50%, 11/01/26 (Call 08/01/26)	$761	$820,754
2.70%, 08/15/29 (Call 05/15/29)(a)	214	229,643
3.35%, 12/01/23(a)	40	43,281
3.81%, 11/21/47 (Call 05/21/47)	86	100,222
5.38%, 03/01/41	33	45,111
5.70%, 03/15/36	23	31,372
5.70%, 03/15/37(a)	18	24,581
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	5	5,390
3.35%, 03/01/26 (Call 12/01/25)	55	59,718
3.50%, 02/15/28 (Call 11/15/27)	5	5,411
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	114	122,434
3.95%, 01/12/28 (Call 10/12/27)	40	44,938
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	151	161,094
4.55%, 10/30/24 (Call 07/30/24)	191	214,925
4.60%, 04/06/27 (Call 01/06/27)	477	558,762
Legrand France SA, 8.50%, 02/15/25(a)	347	444,660
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	64	67,537
2.95%, 09/15/29 (Call 06/15/29)	111	118,310
3.65%, 09/15/23 (Call 08/15/23)	604	651,378
3.80%, 12/15/26 (Call 09/15/26)	262	296,435
3.85%, 12/15/25 (Call 09/15/25)	45	50,322
4.20%, 09/15/28 (Call 06/15/28)	48	55,357
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	197	211,771
4.75%, 12/01/24 (Call 09/01/24)	86	97,132
4.90%, 06/15/28 (Call 03/15/28)	150	176,742
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	147	162,523
3.45%, 08/01/24 (Call 05/01/24)	20	21,704
3.70%, 02/15/26 (Call 11/15/25)	89	98,558
7.13%, 10/01/37	87	127,134

		8,731,010

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	95	95,443
6.20%, 03/01/40	10	14,103
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	21	21,895
3.05%, 04/01/50 (Call 10/01/49)	25	24,767
3.50%, 05/01/29 (Call 02/01/29)	175	194,826
4.25%, 12/01/28 (Call 09/01/28)	10	11,611
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	64	69,126
3.15%, 11/15/27 (Call 08/15/27)	58	64,025
3.90%, 03/01/35 (Call 09/01/34)	3	3,487
4.10%, 03/01/45 (Call 09/01/44)	110	129,078
4.15%, 07/15/49 (Call 01/15/49)	221	263,677

		892,038

Food — 2.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	13	17,487
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	128	129,554
2.50%, 08/02/22	554	570,238
3.13%, 04/24/50 (Call 10/24/49)	119	114,060
3.30%, 03/19/25 (Call 12/19/24)	90	97,197

Security	Par (000)	Value

Food (continued)
3.65%, 03/15/23 (Call 02/15/23)	$225	$238,930
3.95%, 03/15/25 (Call 01/15/25)	421	466,695
4.15%, 03/15/28 (Call 12/15/27)	393	451,372
4.80%, 03/15/48 (Call 09/15/47)	192	236,196
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	414	458,265
4.60%, 11/01/25 (Call 09/01/25)	251	287,942
4.85%, 11/01/28 (Call 08/01/28)	200	239,136
5.30%, 11/01/38 (Call 05/01/38)	174	222,040
5.40%, 11/01/48 (Call 05/01/48)(a)	186	245,764
7.00%, 10/01/28	133	174,273
8.25%, 09/15/30	35	51,059
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	308	318,367
2.88%, 04/15/30 (Call 01/15/30)	459	485,516
3.20%, 02/10/27 (Call 11/10/26)	312	343,422
3.65%, 02/15/24 (Call 11/15/23)	135	146,906
3.70%, 10/17/23 (Call 09/17/23)	925	1,000,693
4.00%, 04/17/25 (Call 02/17/25)	341	380,017
4.20%, 04/17/28 (Call 01/17/28)	236	273,224
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	10	10,607
2.45%, 11/15/29 (Call 08/15/29)	5	5,231
3.13%, 11/15/49 (Call 05/15/49)	157	164,103
3.38%, 08/15/46 (Call 02/15/46)	10	10,800
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	357	376,003
3.20%, 10/01/26 (Call 07/01/26)(a)	30	32,799
3.90%, 06/01/50 (Call 12/01/49)	78	86,574
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	61	62,114
3.38%, 12/15/27 (Call 09/15/27)	66	73,490
3.50%, 03/15/25	70	76,603
3.55%, 03/15/50 (Call 09/15/49)(a)	73	76,162
4.25%, 03/15/35	236	274,636
4.38%, 03/15/45	27	31,608
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	280	280,417
2.65%, 12/01/23	1,928	2,040,749
3.25%, 04/01/26	999	1,098,061
3.40%, 11/15/27 (Call 08/15/27)	364	406,573
4.30%, 05/15/28 (Call 02/15/28)	89	103,210
4.50%, 04/01/46(a)	333	404,665
Series B, 7.45%, 04/01/31	681	999,034
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	93	126,359
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	72	72,687
2.65%, 10/15/26 (Call 07/15/26)	204	218,376
3.50%, 02/01/26 (Call 11/01/25)	120	132,455
3.70%, 08/01/27 (Call 05/01/27)	54	61,156
3.85%, 08/01/23 (Call 05/01/23)	25	26,845
3.88%, 10/15/46 (Call 04/15/46)	112	122,072
3.95%, 01/15/50 (Call 07/15/49)(a)	98	108,936
4.00%, 02/01/24 (Call 11/01/23)	81	88,451
4.45%, 02/01/47 (Call 08/01/46)	109	128,213
4.50%, 01/15/29 (Call 10/15/28)	90	106,966
4.65%, 01/15/48 (Call 07/15/47)	123	148,828
5.00%, 04/15/42 (Call 10/15/41)	59	74,099
5.15%, 08/01/43 (Call 02/01/43)	157	201,869
5.40%, 07/15/40 (Call 01/15/40)	41	52,854

76	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.40%, 01/15/49 (Call 07/15/48)	$180	$240,331
6.90%, 04/15/38	191	277,441
7.50%, 04/01/31	126	177,901
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	20	20,644
2.70%, 08/15/22 (Call 07/15/22)(a)	314	323,841
3.15%, 08/15/24 (Call 06/15/24)	278	299,951
3.40%, 08/15/27 (Call 05/15/27)	98	108,870
4.20%, 08/15/47 (Call 02/15/47)(a)	88	104,204
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	30	27,022
2.75%, 04/13/30 (Call 01/13/30)	195	204,305
3.63%, 02/13/26 (Call 12/13/25)(a)	136	151,826
4.00%, 02/01/24 (Call 11/01/23)(a)	160	174,648
4.13%, 05/07/28 (Call 02/07/28)(a)	8	9,237
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	50	50,775
3.25%, 07/15/27 (Call 04/15/27)	175	191,760
3.30%, 07/15/26 (Call 04/15/26)	153	167,296
3.30%, 02/15/50 (Call 08/15/49)	165	161,791
3.55%, 03/15/25 (Call 01/15/25)	122	133,294
3.75%, 10/01/25 (Call 07/01/25)	116	128,178
4.45%, 03/15/48 (Call 09/15/47)	86	98,756
4.50%, 04/01/46 (Call 10/01/45)	159	182,691
4.85%, 10/01/45 (Call 04/01/45)	157	188,186
5.38%, 09/21/35(a)	25	31,820
5.65%, 04/01/25 (Call 03/01/25)	136	159,706
5.95%, 04/01/30 (Call 01/01/30)	109	140,214
6.60%, 04/01/40 (Call 10/01/39)	110	156,901
6.60%, 04/01/50 (Call 10/01/49)	185	274,351
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	69	76,364
4.35%, 03/01/29 (Call 12/01/28)	21	24,521
4.55%, 06/02/47 (Call 12/02/46)	26	31,739
4.88%, 08/15/34 (Call 02/15/34)	8	10,018
5.10%, 09/28/48 (Call 03/28/48)	113	148,545
5.15%, 08/15/44 (Call 02/15/44)	18	23,257

		19,732,342

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47
(Call 05/02/47)	5	5,856
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	25	27,212
3.80%, 01/15/26 (Call 10/15/25)	195	218,016
4.35%, 08/15/48 (Call 02/15/48)(a)	163	197,867
4.40%, 08/15/47 (Call 02/15/47)	232	279,349
4.80%, 06/15/44 (Call 12/15/43)	157	195,291
5.00%, 09/15/35 (Call 03/15/35)(a)	280	353,648
5.15%, 05/15/46 (Call 11/15/45)	101	132,434
6.00%, 11/15/41 (Call 05/15/41)	85	119,580
7.30%, 11/15/39	48	74,683
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	200	239,408
		1,843,344

Gas — 0.6%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	280	292,737
4.13%, 10/15/44 (Call 04/15/44)	295	341,262
4.13%, 03/15/49 (Call 09/15/48)	157	184,068
5.50%, 06/15/41 (Call 12/15/40)	149	197,596

Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(a)	$189	$212,561
5.85%, 01/15/41 (Call 07/15/40)	50	66,970
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	58	62,375
4.75%, 09/01/28 (Call 06/01/28)	214	240,707
5.20%, 07/15/25 (Call 04/15/25)	186	209,910
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	123	121,818
3.61%, 02/01/24 (Call 11/01/23)	205	221,160
4.50%, 11/01/48 (Call 05/01/48)	105	128,077
4.66%, 02/01/44 (Call 08/01/43)	109	131,135
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	138	149,309
3.20%, 06/15/25 (Call 03/15/25)	288	313,669
3.75%, 09/15/42 (Call 03/15/42)(a)	173	192,347
5.13%, 11/15/40	20	25,909
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	319	340,791
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	133	158,536
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	91	111,985
Series WW, 3.95%, 02/15/50 (Call 08/15/49)(a)	340	397,899
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	110	114,866
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	394	425,315
4.15%, 06/01/49 (Call 12/01/48)	196	223,907

		4,864,909

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	75	85,109
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	32	33,142
4.10%, 03/01/48 (Call 09/01/47)	35	41,972
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	45	49,496
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	70	72,091
3.40%, 03/01/26 (Call 01/01/26)	50	55,334
4.00%, 03/15/60 (Call 03/15/25)(b)	90	94,863
4.25%, 11/15/28 (Call 08/15/28)	57	66,797
4.85%, 11/15/48 (Call 05/15/48)	45	59,179
5.20%, 09/01/40	93	121,876

		679,859

Health Care - Products — 0.8%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	309	397,785
4.75%, 04/15/43 (Call 10/15/42)	244	322,158
4.90%, 11/30/46 (Call 05/30/46)	451	611,425
5.30%, 05/27/40	108	150,363
6.00%, 04/01/39	41	60,212
6.15%, 11/30/37	145	214,822
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	115	123,515
3.50%, 08/15/46 (Call 02/15/46)(a)	133	143,327
3.95%, 04/01/30 (Call 01/01/30)(a)(c)	243	279,654
Boston Scientific Corp.
4.00%, 03/01/28 (Call 12/01/27)(a)	5	5,732
4.00%, 03/01/29 (Call 12/01/28)	45	51,019
4.55%, 03/01/39 (Call 09/01/38)	7	8,492
4.70%, 03/01/49 (Call 09/01/48)	265	334,502
7.38%, 01/15/40	68	105,108
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	80	95,570

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	$170	$181,761
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	114	119,143
3.25%, 11/15/39 (Call 05/15/39)	163	170,615
3.40%, 11/15/49 (Call 05/15/49)	41	42,527
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28) .	318	364,902
Koninklijke Philips NV
5.00%, 03/15/42(a)	71	92,223
6.88%, 03/11/38	141	212,796
Medtronic Inc.
4.38%, 03/15/35	204	255,861
4.63%, 03/15/45	343	449,457
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	150	161,396
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	45	43,868
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	5	4,900
4.10%, 04/01/43 (Call 10/01/42)	30	34,338
4.38%, 05/15/44 (Call 11/15/43)	75	91,174
4.63%, 03/15/46 (Call 09/15/45)	51	64,367
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	70	73,548
2.95%, 09/19/26 (Call 06/19/26)	241	260,890
3.20%, 08/15/27 (Call 05/15/27)	78	85,668
3.65%, 12/15/25 (Call 09/15/25)	39	43,305
4.10%, 08/15/47 (Call 02/15/47)	128	152,509
4.13%, 03/25/25 (Call 02/25/25)(a)	219	245,146
4.50%, 03/25/30 (Call 12/25/29)	170	202,546
5.30%, 02/01/44 (Call 08/01/43)	216	299,236
Zimmer Biomet Holdings Inc.
3.55%, 03/20/30 (Call 12/20/29)	95	104,340
4.45%, 08/15/45 (Call 02/15/45)(a)	55	62,009

		6,722,209

Health Care - Services — 1.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	354	384,359
4.13%, 11/15/42 (Call 05/15/42)	97	108,612
4.50%, 05/15/42 (Call 11/15/41)	57	66,382
4.75%, 03/15/44 (Call 09/15/43)	252	303,416
6.63%, 06/15/36	83	120,128
6.75%, 12/15/37	144	210,503
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	88	93,804
3.13%, 05/15/50 (Call 11/15/49)	90	89,126
3.65%, 12/01/27 (Call 09/01/27)	180	203,238
3.70%, 09/15/49 (Call 03/15/49)	233	253,287
4.10%, 03/01/28 (Call 12/01/27)	60	69,162
4.38%, 12/01/47 (Call 06/01/47)	256	305,475
4.55%, 03/01/48 (Call 09/01/47)	229	280,220
4.63%, 05/15/42	223	276,096
4.65%, 01/15/43	259	318,578
4.65%, 08/15/44 (Call 02/15/44)	251	306,669
5.10%, 01/15/44(a)	136	174,910
5.85%, 01/15/36(a)	24	31,880
6.38%, 06/15/37	33	46,141
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	239	269,781
4.50%, 02/15/27 (Call 08/15/26)	310	353,843
4.75%, 05/01/23	440	477,057
5.00%, 03/15/24	282	315,927
5.13%, 06/15/39 (Call 12/15/38)	137	169,405

Security	Par (000)	Value

Health Care - Services (continued)
5.25%, 04/15/25	$446	$514,180
5.25%, 06/15/26 (Call 12/15/25)	430	503,263
5.25%, 06/15/49 (Call 12/15/48)	194	243,794
5.50%, 06/15/47 (Call 12/15/46)	417	534,490
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	202	216,116
3.85%, 10/01/24 (Call 07/01/24)	212	233,111
3.95%, 03/15/27 (Call 12/15/26)	322	365,972
3.95%, 08/15/49 (Call 02/15/49)(a)	61	68,470
4.50%, 04/01/25 (Call 03/01/25)	126	142,616
4.63%, 12/01/42 (Call 06/01/42)	129	155,846
4.80%, 03/15/47 (Call 09/15/46)	111	138,118
4.88%, 04/01/30 (Call 01/01/30)	277	334,106
4.95%, 10/01/44 (Call 04/01/44)	181	227,010
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	84	89,961
3.60%, 02/01/25 (Call 11/01/24)	123	134,289
3.60%, 09/01/27 (Call 06/01/27)(a)	103	115,581
4.70%, 02/01/45 (Call 08/01/44)	80	98,169
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	35	36,539
Series A, 3.93%, 10/01/48 (Call 04/01/48)	45	50,467
Series I, 3.74%, 10/01/47(a)	80	87,781
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	477	501,842
2.95%, 06/30/30 (Call 03/30/30)	357	380,730
3.45%, 06/01/26 (Call 03/01/26)	639	704,581
3.50%, 03/30/25 (Call 12/30/24)	240	262,771
4.20%, 06/30/29 (Call 03/30/29)	209	244,010
4.25%, 04/01/24 (Call 01/01/24)(a)	47	51,727
4.70%, 03/30/45 (Call 09/30/44)	246	298,095
UnitedHealth Group Inc.
2.88%, 08/15/29	76	82,309
2.90%, 05/15/50 (Call 11/15/49)(a)	188	185,218
2.95%, 10/15/27	39	42,571
3.13%, 05/15/60 (Call 11/15/59)	85	84,407
3.50%, 08/15/39 (Call 02/15/39)	69	76,113
3.70%, 08/15/49 (Call 02/15/49)	159	178,504
3.75%, 10/15/47 (Call 04/15/47)	18	19,980
3.85%, 06/15/28	110	125,646
3.88%, 12/15/28	78	89,460
3.88%, 08/15/59 (Call 02/15/59)	121	138,083
4.20%, 01/15/47 (Call 07/15/46)	85	100,238
4.25%, 03/15/43 (Call 09/15/42)	104	125,415
4.25%, 04/15/47 (Call 10/15/46)	176	210,816
4.25%, 06/15/48 (Call 12/15/47)	213	257,760
4.38%, 03/15/42 (Call 09/15/41)	15	18,327
4.45%, 12/15/48 (Call 06/15/48)	175	218,052
4.63%, 07/15/35	130	162,973
4.63%, 11/15/41 (Call 05/15/41)	50	62,629
4.75%, 07/15/45	190	241,705
5.70%, 10/15/40 (Call 04/15/40)	23	32,741
5.80%, 03/15/36	62	85,864
6.50%, 06/15/37	96	142,399
6.63%, 11/15/37	127	190,696
6.88%, 02/15/38	263	405,062

		15,238,602

Home Builders — 0.0%
PulteGroup Inc.
6.00%, 02/15/35	140	183,696

78	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
6.38%, 05/15/33	$25	$32,954
7.88%, 06/15/32	60	86,303

		302,953

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	60	64,870
3.80%, 11/15/24 (Call 08/15/24)	24	25,972
4.40%, 03/15/29 (Call 12/15/28)	93	105,476
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	157	182,687
4.60%, 05/15/50 (Call 11/15/49)	70	83,538
4.75%, 02/26/29 (Call 11/26/28)	25	29,612

		492,155

Household Products & Wares — 0.5%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	41	42,530
4.88%, 12/06/28 (Call 09/06/28)	10	11,933
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)(a)	137	150,421
3.95%, 08/01/47 (Call 02/01/47)	45	51,714
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	164	161,332
3.05%, 09/15/22 (Call 06/15/22)	354	366,255
3.10%, 10/01/27 (Call 07/01/27)	295	325,382
3.50%, 12/15/24 (Call 09/15/24)	546	601,474
3.90%, 05/15/28 (Call 02/15/28)	87	99,322
Kimberly-Clark Corp.
2.40%, 06/01/23	215	224,819
2.75%, 02/15/26	58	62,939
2.88%, 02/07/50 (Call 08/07/49)	187	190,392
3.05%, 08/15/25	300	327,156
3.10%, 03/26/30 (Call 12/26/29)	278	305,947
3.20%, 04/25/29 (Call 01/25/29)	713	788,036
3.20%, 07/30/46 (Call 01/30/46)	246	264,174
3.90%, 05/04/47 (Call 11/04/46)(a)	98	117,472
3.95%, 11/01/28 (Call 08/01/28)	76	88,173
5.30%, 03/01/41	73	98,835
6.63%, 08/01/37	49	75,689

		4,353,995

Insurance — 3.2%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(b)	260	295,656
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)(a)	91	98,676
3.25%, 03/17/25	40	43,448
3.60%, 04/01/30 (Call 01/01/30)(a)	119	134,089
3.63%, 11/15/24	—	—
4.75%, 01/15/49 (Call 07/15/48)	162	209,560
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)(a)	87	97,249
3.85%, 08/10/49 (Call 02/10/49)	74	86,786
4.20%, 12/15/46 (Call 06/15/46)	68	83,279
4.50%, 06/15/43	81	102,201
5.35%, 06/01/33	66	86,975
5.95%, 04/01/36	90	124,633
6.50%, 05/15/67 (Call 05/15/37)(b)	68	89,493
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(b)	332	354,852
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	30	33,794

Security	Par (000)	Value

Insurance (continued)
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	$20	$23,606
5.25%, 04/02/30 (Call 01/02/30)	46	55,996
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	293	334,600
3.90%, 04/01/26 (Call 01/01/26)	232	260,000
4.20%, 04/01/28 (Call 01/01/28)	105	121,188
4.25%, 03/15/29 (Call 12/15/28)	145	168,635
4.38%, 06/30/50 (Call 12/30/49)	110	131,625
4.38%, 01/15/55 (Call 07/15/54)	97	114,906
4.50%, 07/16/44 (Call 01/16/44)	262	313,588
4.70%, 07/10/35 (Call 01/10/35)	154	189,771
4.75%, 04/01/48 (Call 10/01/47)	133	165,343
4.80%, 07/10/45 (Call 01/10/45)	154	190,486
6.25%, 05/01/36	20	27,942
8.18%, 05/15/68 (Call 05/15/38)(b)	130	188,534
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(b)	56	63,560
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	94	106,231
4.50%, 12/15/28 (Call 09/15/28)	55	64,722
6.25%, 09/30/40	106	151,187
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	32	39,488
4.75%, 05/15/45 (Call 11/15/44)	98	123,804
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	11	12,561
5.03%, 12/15/46 (Call 06/15/46)	33	41,685
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	15	15,819
7.35%, 05/01/34	82	120,936
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	70	89,052
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	41	45,229
4.90%, 03/27/28 (Call 12/27/27)	23	26,849
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	62	68,586
6.15%, 04/03/30 (Call 01/03/30)	65	80,248
AXA SA, 8.60%, 12/15/30	665	1,032,772
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	15	16,673
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)(a)	50	56,736
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)(a)	110	111,052
4.20%, 08/15/48 (Call 02/15/48)	312	376,054
4.25%, 01/15/49 (Call 07/15/48)	302	366,592
4.30%, 05/15/43(a)	87	107,056
4.40%, 05/15/42	183	226,968
5.75%, 01/15/40	332	478,571
Berkshire Hathaway Inc., 4.50%, 02/11/43	166	209,560
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	54	58,687
4.70%, 06/22/47 (Call 12/22/46)	89	93,244
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	5	5,794
Cincinnati Financial Corp., 6.92%, 05/15/28	5	6,456
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	78	86,752
3.90%, 05/01/29 (Call 02/01/29)	42	47,996
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	45	53,287
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	30	34,332

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	$242	$276,318
5.00%, 04/20/48 (Call 10/20/47)	142	178,716
7.00%, 04/01/28(a)	41	52,567
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44(a)	10	12,422
First American Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)	35	39,426
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	25	29,376
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	85	97,833
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	166	176,010
3.60%, 08/19/49 (Call 02/19/49)	181	196,119
4.30%, 04/15/43	72	85,494
4.40%, 03/15/48 (Call 09/15/47)	88	107,473
5.95%, 10/15/36	110	151,270
6.10%, 10/01/41	88	124,735
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	101	108,276
3.35%, 03/09/25	18	19,618
3.40%, 01/15/31 (Call 10/15/30)	40	44,176
3.63%, 12/12/26 (Call 09/15/26)	51	57,101
3.80%, 03/01/28 (Call 12/01/27)	41	46,501
4.35%, 03/01/48 (Call 09/01/47)(a)	63	74,041
4.38%, 06/15/50 (Call 12/15/49)(a)	53	63,143
6.30%, 10/09/37	45	61,344
7.00%, 06/15/40	96	143,175
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	84	93,873
4.13%, 05/15/43 (Call 11/15/42)	55	62,283
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)(b)	199	218,377
4.15%, 03/04/26	460	525,840
5.38%, 03/04/46	180	249,404
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	5	5,432
3.50%, 11/01/27 (Call 08/01/27)	50	55,381
4.15%, 09/17/50 (Call 03/17/50)	5	5,811
4.30%, 11/01/47 (Call 05/01/47)	10	11,855
5.00%, 04/05/46	30	38,506
5.00%, 05/20/49 (Call 11/20/48)	15	19,654
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	325	329,914
3.30%, 03/14/23 (Call 01/14/23)	120	126,470
3.50%, 06/03/24 (Call 03/03/24)	113	122,469
3.50%, 03/10/25 (Call 12/10/24)	125	136,981
3.75%, 03/14/26 (Call 12/14/25)	263	294,226
3.88%, 03/15/24 (Call 02/15/24)	525	575,195
4.20%, 03/01/48 (Call 09/01/47)	59	70,965
4.35%, 01/30/47 (Call 07/30/46)	121	148,469
4.38%, 03/15/29 (Call 12/15/28)	481	564,386
4.75%, 03/15/39 (Call 09/15/38)	42	53,175
4.90%, 03/15/49 (Call 09/15/48)	278	368,167
5.88%, 08/01/33	92	125,341
MetLife Inc.
4.05%, 03/01/45	116	137,852
4.13%, 08/13/42	141	167,954
4.55%, 03/23/30 (Call 12/23/29)(a)	167	200,944
4.60%, 05/13/46 (Call 11/13/45)	47	60,242
4.72%, 12/15/44	200	257,178

Security	Par (000)	Value

Insurance (continued)
4.88%, 11/13/43	$154	$202,379
5.70%, 06/15/35	20	28,064
6.40%, 12/15/36 (Call 12/15/31)	270	343,178
6.50%, 12/15/32	10	14,565
10.75%, 08/01/69 (Call 08/01/34)(a)	40	67,508
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	41	54,755
Nationwide Financial Services Inc., 6.75%, 05/15/67	28	33,744
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	131	146,682
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	34	37,011
3.70%, 05/15/29 (Call 02/15/29)	5	5,635
4.30%, 11/15/46 (Call 05/15/46)(a)	107	126,787
4.35%, 05/15/43(a)	143	167,433
4.63%, 09/15/42	80	96,543
6.05%, 10/15/36	13	17,877
Progressive Corp. (The)
2.45%, 01/15/27	25	26,813
3.20%, 03/26/30 (Call 12/26/29)	20	22,230
3.70%, 01/26/45	15	17,040
3.95%, 03/26/50 (Call 09/26/49)	111	133,893
4.00%, 03/01/29 (Call 12/01/28)	44	51,259
4.13%, 04/15/47 (Call 10/15/46)	111	135,176
4.20%, 03/15/48 (Call 09/15/47)	137	169,299
4.35%, 04/25/44	47	58,334
6.63%, 03/01/29	5	6,663
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	115	117,625
2.10%, 03/10/30 (Call 12/10/29)(a)	92	94,274
3.00%, 03/10/40 (Call 09/10/39)	23	23,593
3.50%, 05/15/24	296	324,158
3.70%, 03/13/51 (Call 09/13/50)	156	172,669
3.88%, 03/27/28 (Call 12/27/27)(a)	115	132,796
3.91%, 12/07/47 (Call 06/07/47)	180	202,759
3.94%, 12/07/49 (Call 06/07/49)	245	280,167
4.35%, 02/25/50 (Call 08/25/49)	176	212,399
4.42%, 03/27/48 (Call 09/27/47)	30	36,286
4.50%, 09/15/47 (Call 09/15/27)(b)	217	234,989
4.60%, 05/15/44	126	155,710
5.20%, 03/15/44 (Call 03/15/24)(b)	171	181,990
5.38%, 05/15/45 (Call 05/15/25)(b)	140	154,640
5.63%, 06/15/43 (Call 06/15/23)(b)	239	256,096
5.70%, 12/14/36	48	66,612
5.70%, 09/15/48 (Call 09/15/28)(a)(b)	208	236,735
5.88%, 09/15/42 (Call 09/15/22)(b)	89	93,716
6.63%, 12/01/37(a)	23	33,038
6.63%, 06/21/40	116	170,566
Series B, 5.75%, 07/15/33(a)	191	253,033
Prudential PLC, 3.13%, 04/14/30(a)	143	156,012
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	146	163,094
3.95%, 09/15/26 (Call 06/15/26)	5	5,657
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	5	5,528
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	15	18,215
Sompo International Holdings Ltd., 4.70%, 10/15/22(a)	210	223,644
Swiss Re America Holding Corp., 7.00%, 02/15/26	69	87,278
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	159	149,263
3.75%, 05/15/46 (Call 11/15/45)	272	311,794

80	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.00%, 05/30/47 (Call 11/30/46)	$153	$182,246
4.05%, 03/07/48 (Call 09/07/47)(a)	77	92,715
4.10%, 03/04/49 (Call 09/04/48)	27	32,907
4.30%, 08/25/45 (Call 02/25/45)	189	232,285
4.60%, 08/01/43	155	198,539
5.35%, 11/01/40	180	247,203
6.25%, 06/15/37	128	185,896
6.75%, 06/20/36	97	146,829
Travelers Property Casualty Corp., 6.38%, 03/15/33	45	64,651
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	56	63,817
Unum Group
4.00%, 06/15/29 (Call 03/15/29)(a)	15	16,586
4.50%, 12/15/49 (Call 06/15/49)(a)	60	61,589
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	24	25,833
3.65%, 06/15/26	20	22,499
4.70%, 01/23/48 (Call 01/23/28)(a)(b)	220	227,000
4.80%, 06/15/46(a)	153	188,098
5.70%, 07/15/43	68	89,427
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	169	179,473
3.88%, 09/15/49 (Call 03/15/49)	98	110,066
4.50%, 09/15/28 (Call 06/15/28)	243	282,658
5.05%, 09/15/48 (Call 03/15/48)	155	202,339
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	10	11,337
4.75%, 08/01/44	27	32,931
XLIT Ltd.
4.45%, 03/31/25	608	686,973
5.25%, 12/15/43	10	13,492
5.50%, 03/31/45(a)	305	408,810

		26,240,331

Internet — 0.6%
Alibaba Group Holding Ltd.
4.20%, 12/06/47 (Call 06/06/47)	15	17,111
4.50%, 11/28/34 (Call 05/28/34)	25	29,585
Alphabet Inc.
1.10%, 08/15/30 (Call 05/15/30)(a)	162	153,241
2.00%, 08/15/26 (Call 05/15/26)	663	697,761
2.05%, 08/15/50 (Call 02/15/50)	102	87,907
2.25%, 08/15/60 (Call 02/15/60)	40	33,875
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	116	107,295
2.70%, 06/03/60 (Call 12/03/59)	304	280,586
3.15%, 08/22/27 (Call 05/22/27)	380	421,439
3.88%, 08/22/37 (Call 02/22/37)	178	209,250
4.05%, 08/22/47 (Call 02/22/47)	419	499,938
4.25%, 08/22/57 (Call 02/22/57)	203	253,551
4.80%, 12/05/34 (Call 06/05/34)	135	174,986
4.95%, 12/05/44 (Call 06/05/44)	195	262,679
5.20%, 12/03/25 (Call 09/03/25)	62	73,678
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	60	67,107
3.60%, 06/01/26 (Call 03/01/26)	108	119,576
3.65%, 03/15/25 (Call 12/15/24)	72	78,834
4.10%, 04/13/25 (Call 03/13/25)	93	103,636
4.50%, 04/13/27 (Call 02/13/27)(a)	35	40,878
4.63%, 04/13/30 (Call 01/13/30)	142	169,453

Security	Par (000)	Value

Internet (continued)
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	$144	$162,459
4.50%, 06/20/28 (Call 03/20/28)(a)	191	222,924
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	72	74,313
2.70%, 03/11/30 (Call 12/11/29)	63	65,411
3.45%, 08/01/24 (Call 05/01/24)(a)	82	88,932
3.60%, 06/05/27 (Call 03/05/27)	133	148,545
4.00%, 07/15/42 (Call 01/15/42)	168	187,604
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	30	30,690
3.80%, 02/15/28 (Call 11/15/27)	109	116,816
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	5	5,251
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	15	15,956
3.30%, 04/01/27 (Call 01/01/27)	65	72,030

		5,073,297

Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	123	140,770
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	115	123,415
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	85	90,948
3.25%, 10/15/50 (Call 04/15/50)	117	113,599
3.45%, 04/15/30 (Call 01/15/30)	101	110,104

		578,836

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	42	45,105
4.63%, 07/28/45 (Call 01/28/45)	232	250,606

		295,711

Lodging — 1.2%
Choice Hotels International Inc., 3.70%, 12/01/29
(Call 09/01/29)	30	32,012
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(a)	5	5,183
3.20%, 08/08/24 (Call 07/08/24)	106	111,352
3.50%, 08/18/26 (Call 06/18/26)	290	307,185
3.90%, 08/08/29 (Call 05/08/29)	159	169,238
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	82	87,699
3.75%, 03/15/25 (Call 12/15/24)	105	112,514
3.75%, 10/01/25 (Call 07/01/25)	35	37,647
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	60	67,772
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	45	51,968
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	142	161,677
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	46	48,648
Series R, 3.13%, 06/15/26 (Call 03/15/26)	366	384,640
Series X, 4.00%, 04/15/28 (Call 01/15/28)	95	103,009
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	82	88,516
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	1,430	1,531,287
5.13%, 08/08/25 (Call 06/08/25)	415	466,111
5.40%, 08/08/28 (Call 05/08/28)	5,175	5,970,553

		9,737,011

Machinery — 1.6%
Caterpillar Financial Services Corp.
2.15%, 11/08/24	211	222,698
2.40%, 06/06/22	200	205,426

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.40%, 08/09/26	$15	$15,935
2.55%, 11/29/22	333	346,120
2.63%, 03/01/23	359	375,507
2.85%, 06/01/22	188	194,040
2.85%, 05/17/24	85	91,247
3.25%, 12/01/24	227	248,924
3.30%, 06/09/24	206	223,910
3.45%, 05/15/23	417	445,506
3.65%, 12/07/23	488	531,647
3.75%, 11/24/23	206	224,760
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)(a)	124	131,527
2.60%, 04/09/30 (Call 01/09/30)	184	194,703
3.25%, 09/19/49 (Call 03/19/49)	145	155,003
3.25%, 04/09/50 (Call 10/09/49)	95	101,430
3.40%, 05/15/24 (Call 02/15/24)	408	442,443
3.80%, 08/15/42	319	372,416
4.30%, 05/15/44 (Call 11/15/43)	26	32,317
4.75%, 05/15/64 (Call 11/15/63)(a)	87	118,765
5.20%, 05/27/41	31	41,952
5.30%, 09/15/35	104	138,506
6.05%, 08/15/36(a)	390	558,948
CNH Industrial Capital LLC, 4.20%, 01/15/24	182	199,454
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)(a)	498	562,187
4.50%, 08/15/23	582	635,719
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	20,253
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	84	90,304
2.88%, 09/07/49 (Call 03/07/49)	23	23,290
3.10%, 04/15/30 (Call 01/15/30)(a)	121	132,995
3.75%, 04/15/50 (Call 10/15/49)	33	38,882
3.90%, 06/09/42 (Call 12/09/41)	261	309,877
5.38%, 10/16/29(a)	10	12,783
7.13%, 03/03/31	20	28,546
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	5	5,334
3.15%, 11/15/25 (Call 08/15/25)	20	21,724
5.38%, 10/15/35	25	32,191
5.38%, 03/01/41 (Call 12/01/40)	90	113,039
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	133	137,414
4.00%, 11/15/23 (Call 08/15/23)	50	53,061
John Deere Capital Corp.
1.75%, 03/09/27	79	80,926
2.05%, 01/09/25	12	12,565
2.25%, 09/14/26	47	49,957
2.60%, 03/07/24	109	116,166
2.65%, 06/24/24	10	10,679
2.65%, 06/10/26	50	53,946
2.70%, 01/06/23	170	177,534
2.80%, 01/27/23(a)	59	61,830
2.80%, 03/06/23	110	115,546
2.80%, 09/08/27	25	27,154
2.80%, 07/18/29	70	75,434
3.05%, 01/06/28	5	5,469
3.35%, 06/12/24	229	249,576
3.45%, 01/10/24	119	129,393
3.45%, 03/13/25	21	23,119
3.45%, 03/07/29	45	50,804

Security	Par (000)	Value

Machinery (continued)
3.65%, 10/12/23	$134	$145,734
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	10,634
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	40	45,967
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	75	77,633
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	10	10,678
3.50%, 03/01/29 (Call 12/01/28)(a)	5	5,651
4.20%, 03/01/49 (Call 09/01/48)	83	102,649
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	175	189,051
4.95%, 09/15/28 (Call 06/15/28)(a)	129	150,253
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	1,419	1,451,821
2.25%, 01/30/31 (Call 10/30/30)	415	419,947
3.25%, 11/01/26 (Call 08/01/26)	1,074	1,185,943
4.38%, 11/01/46 (Call 05/01/46)(a)	150	176,322

		13,043,164

Manufacturing — 3.5%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	1,039	1,068,445
2.00%, 06/26/22	2,277	2,330,555
2.00%, 02/14/25 (Call 01/14/25)	1,385	1,448,544
2.25%, 03/15/23 (Call 02/15/23)	373	387,730
2.25%, 09/19/26 (Call 06/19/26)	711	752,615
2.38%, 08/26/29 (Call 05/26/29)	731	762,360
2.65%, 04/15/25 (Call 03/15/25)	10	10,697
2.88%, 10/15/27 (Call 07/15/27)	900	986,031
3.00%, 08/07/25	1,241	1,352,169
3.05%, 04/15/30 (Call 01/15/30)	610	666,645
3.13%, 09/19/46 (Call 03/19/46)	251	260,036
3.25%, 02/14/24 (Call 01/14/24)(a)	482	520,594
3.25%, 08/26/49 (Call 02/26/49)	201	213,633
3.38%, 03/01/29 (Call 12/01/28)	490	546,845
3.63%, 09/14/28 (Call 06/14/28)(a)	515	585,061
3.63%, 10/15/47 (Call 04/15/47)	526	591,371
3.70%, 04/15/50 (Call 10/15/49)(a)	234	266,407
4.00%, 09/14/48 (Call 03/14/48)	170	202,461
5.70%, 03/15/37(a)	68	93,004
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	108	111,624
3.50%, 12/01/24 (Call 10/01/24)	225	244,901
3.75%, 11/15/22 (Call 08/15/22)	15	15,661
3.75%, 12/01/27 (Call 09/01/27)	24	27,030
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	40	44,202
3.92%, 09/15/47 (Call 03/15/47)	25	28,455
4.00%, 11/02/32	60	70,402
4.15%, 11/02/42	370	438,739
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	184	200,643
4.13%, 10/09/42	263	290,336
4.25%, 05/01/40 (Call 11/01/39)	445	495,788
4.35%, 05/01/50 (Call 11/01/49)	311	345,966
4.50%, 03/11/44	146	167,287
5.88%, 01/14/38	314	411,830
6.15%, 08/07/37	99	132,368
6.75%, 03/15/32	215	290,076
6.88%, 01/10/39	181	257,771
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	214	231,370

82	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.50%, 03/01/24 (Call 12/01/23)	$276	$299,466
3.90%, 09/01/42 (Call 03/01/42)(a)	134	161,415
4.88%, 09/15/41 (Call 03/15/41)	65	85,945
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	82	90,171
3.25%, 06/14/29 (Call 03/14/29)	116	126,519
3.30%, 11/21/24 (Call 08/21/24)	62	67,483
4.00%, 06/14/49 (Call 12/14/48)	178	208,856
4.10%, 03/01/47 (Call 09/01/46)	108	127,667
4.20%, 11/21/34 (Call 05/21/34)	31	36,528
4.45%, 11/21/44 (Call 05/21/44)	139	171,450
6.25%, 05/15/38	60	84,718
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	25	28,881
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)(a)	129	133,994
3.65%, 03/15/27 (Call 12/15/26)	52	56,916
3.88%, 03/01/25 (Call 12/01/24)	38	41,419
3.90%, 09/17/29 (Call 06/17/29)	9	9,988
4.00%, 03/15/26 (Call 12/15/25)	10	11,119
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	618	696,016
4.25%, 06/15/23	6,426	6,961,414
4.30%, 02/21/48 (Call 08/21/47)	225	268,290
5.75%, 06/15/43	71	100,023
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	232	256,063
3.55%, 11/01/24 (Call 08/01/24)	1,304	1,425,598
3.80%, 03/21/29 (Call 12/21/28)(a)	454	515,562
4.50%, 03/21/49 (Call 09/21/48)	150	185,206
4.65%, 11/01/44 (Call 05/01/44)	114	140,370

		29,140,729

Media — 2.3%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	260	244,559
3.85%, 04/01/61 (Call 10/01/60)	100	91,651
4.80%, 03/01/50 (Call 09/01/49)	249	270,875
5.13%, 07/01/49 (Call 01/01/49)	43	48,811
5.38%, 04/01/38 (Call 10/01/37)	135	161,694
5.38%, 05/01/47 (Call 11/01/46)	199	231,630
5.75%, 04/01/48 (Call 10/01/47)	156	192,169
6.38%, 10/23/35 (Call 04/23/35)	123	163,195
6.48%, 10/23/45 (Call 04/23/45)	485	648,590
6.83%, 10/23/55 (Call 04/23/55)	31	43,398
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(a)	80	70,154
2.65%, 02/01/30 (Call 11/01/29)	79	82,793
2.65%, 08/15/62 (Call 02/15/62)	102	90,057
2.80%, 01/15/51 (Call 07/15/50)	83	77,962
3.15%, 02/15/28 (Call 11/15/27)	183	200,229
3.20%, 07/15/36 (Call 01/15/36)	152	162,649
3.25%, 11/01/39 (Call 05/01/39)	96	102,184
3.40%, 04/01/30 (Call 01/01/30)	47	51,899
3.40%, 07/15/46 (Call 01/15/46)	171	180,060
3.45%, 02/01/50 (Call 08/01/49)	171	181,257
3.55%, 05/01/28 (Call 02/01/28)	50	56,013
3.75%, 04/01/40 (Call 10/01/39)	61	68,898
3.90%, 03/01/38 (Call 09/01/37)	67	77,077
3.97%, 11/01/47 (Call 05/01/47)	405	463,741
4.00%, 08/15/47 (Call 02/15/47)	176	202,425

Security	Par (000)	Value

Media (continued)
4.00%, 03/01/48 (Call 09/01/47)	$254	$290,716
4.00%, 11/01/49 (Call 05/01/49)	292	336,571
4.05%, 11/01/52 (Call 05/01/52)	187	216,778
4.15%, 10/15/28 (Call 07/15/28)	140	162,989
4.20%, 08/15/34 (Call 02/15/34)	215	253,509
4.25%, 10/15/30 (Call 07/15/30)	42	49,534
4.25%, 01/15/33	62	73,995
4.40%, 08/15/35 (Call 02/15/35)	58	70,058
4.50%, 01/15/43	76	93,602
4.60%, 10/15/38 (Call 04/15/38)	120	149,447
4.60%, 08/15/45 (Call 02/15/45)	137	171,612
4.65%, 07/15/42	179	224,083
4.70%, 10/15/48 (Call 04/15/48)	551	698,855
4.75%, 03/01/44	205	260,731
4.95%, 10/15/58 (Call 04/15/58)	126	171,444
5.65%, 06/15/35	2	2,683
6.40%, 05/15/38	5	7,374
6.40%, 03/01/40(a)	138	204,439
6.45%, 03/15/37	72	104,886
6.50%, 11/15/35	10	14,509
6.55%, 07/01/39	10	14,765
6.95%, 08/15/37	195	298,395
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	15	16,209
3.95%, 06/15/25 (Call 03/15/25)	94	103,842
3.95%, 03/20/28 (Call 12/20/27)	238	265,787
4.00%, 09/15/55 (Call 03/15/55)(c)	507	519,766
4.13%, 05/15/29 (Call 02/15/29)	79	89,501
4.65%, 05/15/50 (Call 11/15/49)	167	193,541
4.88%, 04/01/43	7	8,400
4.90%, 03/11/26 (Call 12/11/25)	82	94,617
5.00%, 09/20/37 (Call 03/20/37)(a)	69	83,363
5.20%, 09/20/47 (Call 03/20/47)	206	253,594
5.30%, 05/15/49 (Call 11/15/48)	185	230,767
6.35%, 06/01/40	5	6,914
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	127	138,364
4.71%, 01/25/29 (Call 10/25/28)	55	64,542
5.48%, 01/25/39 (Call 07/25/38)	158	203,111
5.58%, 01/25/49 (Call 07/25/48)	109	143,803
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	10	11,421
6.63%, 01/15/40	26	34,594
NBCUniversal Media LLC
4.45%, 01/15/43	197	240,913
5.95%, 04/01/41	288	412,980
6.40%, 04/30/40	25	36,873
TCI Communications Inc., 7.13%, 02/15/28	15	20,113
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	145	158,890
5.50%, 08/15/35(a)	122	156,890
5.65%, 11/23/43 (Call 05/23/43)	113	145,591
5.85%, 04/15/40	126	165,681
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	26	28,340
5.50%, 09/01/41 (Call 03/01/41)	41	50,002
5.88%, 11/15/40 (Call 05/15/40)	105	130,794
6.55%, 05/01/37	286	381,970
6.75%, 06/15/39	236	321,878
7.30%, 07/01/38	73	103,283

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	$76	$112,863
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	174	180,000
2.95%, 06/15/27(a)	36	39,421
3.00%, 02/13/26	83	90,342
3.00%, 07/30/46	5	4,938
3.15%, 09/17/25	58	63,331
3.70%, 12/01/42(a)	233	258,325
4.13%, 06/01/44	66	77,217
4.38%, 08/16/41	48	58,544
Series B, 7.00%, 03/01/32	3	4,317
Series E, 4.13%, 12/01/41	137	159,891
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	71	75,264
3.38%, 02/15/28 (Call 11/15/27)(a)	10	10,863
3.70%, 06/01/28 (Call 03/01/28)	60	66,404
4.20%, 06/01/29 (Call 03/01/29)	60	68,772
4.38%, 03/15/43(a)	256	289,925
4.60%, 01/15/45 (Call 07/15/44)	53	60,902
4.85%, 07/01/42 (Call 01/01/42)	33	39,393
4.90%, 08/15/44 (Call 02/15/44)	166	197,233
4.95%, 01/15/31 (Call 10/15/30)	24	28,906
4.95%, 05/19/50 (Call 11/19/49)	85	102,694
5.25%, 04/01/44 (Call 10/01/43)	87	108,102
5.85%, 09/01/43 (Call 03/01/43)	121	160,707
5.90%, 10/15/40 (Call 04/15/40)	35	45,178
6.88%, 04/30/36	235	333,488
7.88%, 07/30/30	114	162,165
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	152	153,838
2.75%, 09/01/49 (Call 03/01/49)	230	216,545
3.35%, 03/24/25	133	145,406
3.38%, 11/15/26 (Call 08/15/26)	30	33,291
3.60%, 01/13/51 (Call 07/13/50)	385	420,054
3.70%, 10/15/25 (Call 07/15/25)	140	155,680
3.70%, 03/23/27	237	269,234
3.80%, 03/22/30	172	196,833
3.80%, 05/13/60 (Call 11/13/59)	127	143,128
4.63%, 03/23/40 (Call 09/23/39)	132	164,987
4.70%, 03/23/50 (Call 09/23/49)	248	318,132
4.75%, 09/15/44 (Call 03/15/44)	30	38,115
4.75%, 11/15/46 (Call 05/15/46)	28	35,519
4.95%, 10/15/45 (Call 04/15/45)	92	119,763
5.40%, 10/01/43	44	59,698
6.15%, 03/01/37	15	20,958
6.20%, 12/15/34	150	213,348
6.40%, 12/15/35	160	234,890
6.55%, 03/15/33	23	32,558
6.65%, 11/15/37	49	72,991

		18,695,432

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	10	11,081
4.38%, 06/15/45 (Call 12/15/44)	177	209,826
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	5	5,475
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	25	28,343
5.25%, 10/01/54 (Call 04/01/54)	23	26,020

		280,745

Security	Par (000)	Value

Mining — 0.4%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	$495	$566,651
5.95%, 03/15/24 (Call 12/15/23)	173	196,279
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	117	116,678
2.80%, 10/01/29 (Call 07/01/29)	163	170,857
3.70%, 03/15/23 (Call 12/15/22)(a)	15	15,807
4.88%, 03/15/42 (Call 09/15/41)	371	471,649
5.45%, 06/09/44 (Call 12/09/43)	63	84,364
5.88%, 04/01/35	72	98,358
6.25%, 10/01/39	54	77,812
Rio Tinto Alcan Inc.
5.75%, 06/01/35	81	113,377
6.13%, 12/15/33	160	232,938
7.25%, 03/15/31(a)	256	366,008
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	221	245,158
5.20%, 11/02/40	366	494,594
7.13%, 07/15/28	55	75,711
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	203	245,323
4.75%, 03/22/42 (Call 09/22/41)	37	48,055

		3,619,619

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	231	273,368

Oil & Gas — 3.1%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	86	76,229
2.94%, 06/04/51 (Call 12/04/50)	85	77,765
3.00%, 02/24/50 (Call 08/24/49)	417	387,856
3.02%, 01/16/27 (Call 10/16/26)	70	75,386
3.12%, 05/04/26 (Call 02/04/26)	46	49,933
3.19%, 04/06/25 (Call 03/06/25)	117	126,478
3.22%, 04/14/24 (Call 02/14/24)	168	180,361
3.41%, 02/11/26 (Call 12/11/25)	55	60,465
3.54%, 04/06/27 (Call 02/06/27)	76	84,612
3.59%, 04/14/27 (Call 01/14/27)	42	46,847
3.63%, 04/06/30 (Call 01/06/30)	130	145,298
3.79%, 02/06/24 (Call 01/06/24)	44	47,901
3.80%, 09/21/25 (Call 07/21/25)	86	95,609
3.94%, 09/21/28 (Call 06/21/28)	114	129,584
4.23%, 11/06/28 (Call 08/06/28)	58	67,312
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	112	123,119
3.51%, 03/17/25	117	128,430
3.54%, 11/04/24	36	39,604
3.72%, 11/28/28 (Call 08/28/28)	92	103,675
Burlington Resources LLC
5.95%, 10/15/36	47	65,192
7.20%, 08/15/31	157	227,363
7.40%, 12/01/31	301	439,683
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	124	134,503
2.98%, 05/11/40 (Call 11/11/39)	188	193,986
3.08%, 05/11/50 (Call 11/11/49)	311	311,675
3.33%, 11/17/25 (Call 08/17/25)	120	131,821
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	80	69,826
4.20%, 10/15/49 (Call 04/15/49)	114	134,666

84	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 08/15/47 (Call 02/14/47)	$88	$114,665
5.05%, 11/15/44 (Call 05/15/44)	141	185,961
5.25%, 11/15/43 (Call 05/15/43)	172	232,274
6.00%, 03/01/41 (Call 09/01/40)	205	292,900
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	199	219,396
4.38%, 06/01/24 (Call 03/01/24)	116	126,533
4.38%, 03/15/29 (Call 12/15/28)(a)	163	182,405
Conoco Funding Co., 7.25%, 10/15/31	99	145,112
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(c)	8	10,119
4.88%, 10/01/47 (Call 04/01/47)(c)	23	29,000
5.90%, 10/15/32	91	123,676
5.90%, 05/15/38	305	422,471
6.50%, 02/01/39	574	841,742
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	83	90,263
4.30%, 11/15/44 (Call 05/15/44)	302	359,637
4.95%, 03/15/26 (Call 12/15/25)(a)	461	540,951
5.95%, 03/15/46 (Call 09/15/45)	173	249,355
6.95%, 04/15/29	278	378,975
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	179	189,443
3.50%, 12/01/29 (Call 09/01/29)	82	85,849
Eni USA Inc., 7.30%, 11/15/27	60	78,920
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	110	122,770
4.38%, 04/15/30 (Call 01/15/30)(a)	85	99,851
4.95%, 04/15/50 (Call 10/15/49)	306	387,626
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	202	212,546
2.44%, 08/16/29 (Call 05/16/29)	74	77,229
2.61%, 10/15/30 (Call 07/15/30)	133	139,016
2.71%, 03/06/25 (Call 12/06/24)	100	106,517
2.99%, 03/19/25 (Call 02/19/25)	144	155,327
3.00%, 08/16/39 (Call 02/16/39)	134	134,836
3.04%, 03/01/26 (Call 12/01/25)	157	170,628
3.10%, 08/16/49 (Call 02/16/49)	279	270,666
3.29%, 03/19/27 (Call 01/19/27)	70	77,735
3.45%, 04/15/51 (Call 10/15/50)	224	230,276
3.48%, 03/19/30 (Call 12/19/29)	190	211,343
3.57%, 03/06/45 (Call 09/06/44)	273	287,393
4.11%, 03/01/46 (Call 09/01/45)	269	304,933
4.23%, 03/19/40 (Call 09/19/39)	268	308,109
4.33%, 03/19/50 (Call 09/19/49)	321	378,260
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	5	5,523
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	263	278,175
4.30%, 04/01/27 (Call 01/01/27)(a)	404	448,085
5.60%, 02/15/41	242	287,215
5.80%, 04/01/47 (Call 10/01/46)	245	303,114
6.00%, 01/15/40	295	364,033
7.13%, 03/15/33	110	143,444
7.30%, 08/15/31	207	269,953
7.88%, 10/01/29	173	231,009
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	10	10,541
5.88%, 04/01/26 (Call 01/01/26)	238	270,892
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	168	181,640

Security	Par (000)	Value

Oil & Gas (continued)
4.40%, 07/15/27 (Call 04/15/27)(a)	$311	$351,943
5.20%, 06/01/45 (Call 12/01/44)	118	137,118
6.60%, 10/01/37	222	288,505
6.80%, 03/15/32	216	276,502
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	102	111,097
3.80%, 04/01/28 (Call 01/01/28)(a)	28	30,835
4.50%, 04/01/48 (Call 10/01/47)	152	165,574
4.70%, 05/01/25 (Call 04/01/25)	160	181,933
4.75%, 09/15/44 (Call 03/15/44)	221	249,715
5.00%, 09/15/54 (Call 03/15/54)	195	218,343
5.13%, 12/15/26 (Call 09/15/26)	149	176,224
6.50%, 03/01/41 (Call 09/01/40)	162	218,105
Phillips 66
3.70%, 04/06/23	449	478,374
3.85%, 04/09/25 (Call 03/09/25)	227	250,383
3.90%, 03/15/28 (Call 12/15/27)	239	269,649
4.65%, 11/15/34 (Call 05/15/34)	99	116,673
4.88%, 11/15/44 (Call 05/15/44)	425	518,300
5.88%, 05/01/42	183	246,896
Tosco Corp., 8.13%, 02/15/30	10	14,654
Total Capital Canada Ltd., 2.75%, 07/15/23	667	704,512
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	226	238,407
2.70%, 01/25/23	681	711,904
2.83%, 01/10/30 (Call 10/10/29)(a)	347	369,912
2.99%, 06/29/41 (Call 12/29/40)	110	111,114
3.13%, 05/29/50 (Call 11/29/49)	441	431,593
3.39%, 06/29/60 (Call 12/29/59)	61	61,612
3.46%, 02/19/29 (Call 11/19/28)	111	123,847
3.46%, 07/12/49 (Call 01/12/49)	199	206,574
3.70%, 01/15/24	482	526,093
3.75%, 04/10/24	509	559,381
Total Capital SA, 3.88%, 10/11/28	93	107,114
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	263	277,460
3.40%, 09/15/26 (Call 06/15/26)	233	250,356
3.65%, 03/15/25	92	99,676
4.00%, 04/01/29 (Call 01/01/29)(a)	142	156,558
4.35%, 06/01/28 (Call 03/01/28)	58	65,204
4.90%, 03/15/45	161	185,416
6.63%, 06/15/37	269	355,814
7.50%, 04/15/32	227	314,563

		25,281,444

Oil & Gas Services — 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	1,584	1,649,926
3.14%, 11/07/29 (Call 08/07/29)	260	280,480
3.34%, 12/15/27 (Call 09/15/27)	530	584,336
4.08%, 12/15/47 (Call 06/15/47)	700	767,466
Baker Hughes Holdings LLC, 5.13%, 09/15/40	274	346,344
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	184	189,161
3.80%, 11/15/25 (Call 08/15/25)	215	239,252
4.50%, 11/15/41 (Call 05/15/41)	10	10,765
4.75%, 08/01/43 (Call 02/01/43)	262	291,889
4.85%, 11/15/35 (Call 05/15/35)	345	396,564
5.00%, 11/15/45 (Call 05/15/45)	249	289,617
6.70%, 09/15/38	176	231,729
7.45%, 09/15/39	132	187,688

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	$287	$299,217
3.95%, 12/01/42 (Call 06/01/42)	285	278,080
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	296	306,520
3.65%, 12/01/23 (Call 09/01/23)	135	145,647

		6,494,681

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	196	217,031
4.50%, 05/15/28 (Call 02/15/28)	26	30,308
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	264	272,884
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	80	85,872
3.40%, 12/15/27 (Call 09/15/27)(a)	53	59,007
4.05%, 12/15/49 (Call 06/15/49)	55	64,065
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)(a)	100	106,234
5.75%, 11/01/40 (Call 05/01/40)	75	96,327
WestRock MWV LLC
7.95%, 02/15/31	8	11,226
8.20%, 01/15/30	71	99,055
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	42	46,144
3.90%, 06/01/28 (Call 03/01/28)	140	157,794
4.00%, 03/15/28 (Call 12/15/27)(a)	51	57,551
4.20%, 06/01/32 (Call 03/01/32)	93	108,179
4.90%, 03/15/29 (Call 12/15/28)	92	110,547

		1,522,224

Pharmaceuticals — 4.7%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	294	307,871
3.20%, 05/14/26 (Call 02/14/26)	340	370,838
3.60%, 05/14/25 (Call 02/14/25)	307	336,896
3.75%, 11/14/23 (Call 10/14/23)(a)	204	220,808
4.05%, 11/21/39 (Call 05/21/39)	445	509,271
4.25%, 11/14/28 (Call 08/14/28)	220	255,776
4.25%, 11/21/49 (Call 05/21/49)	645	748,058
4.30%, 05/14/36 (Call 11/14/35)	360	423,691
4.40%, 11/06/42	350	412,601
4.45%, 05/14/46 (Call 11/14/45)	447	528,412
4.50%, 05/14/35 (Call 11/14/34)	410	492,111
4.70%, 05/14/45 (Call 11/14/44)	497	602,861
4.85%, 06/15/44 (Call 12/15/43)	84	104,446
4.88%, 11/14/48 (Call 05/14/48)	309	389,352
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	211	228,627
3.45%, 12/15/27 (Call 09/15/27)	228	253,096
4.25%, 03/01/45 (Call 09/01/44)	92	103,938
4.30%, 12/15/47 (Call 06/15/47)	154	176,567
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	135	138,218
3.13%, 06/12/27 (Call 03/12/27)	190	208,289
3.38%, 11/16/25	598	657,848
3.50%, 08/17/23 (Call 07/17/23)	405	433,994
4.00%, 01/17/29 (Call 10/17/28)	532	610,965
4.00%, 09/18/42	175	201,803
4.38%, 11/16/45	230	280,163
4.38%, 08/17/48 (Call 02/17/48)	246	294,156

Security	Par (000)	Value

Pharmaceuticals (continued)
6.45%, 09/15/37	$311	$457,832
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	412	444,383
3.70%, 06/06/27 (Call 03/06/27)	476	532,040
3.73%, 12/15/24 (Call 09/15/24)	363	399,169
4.67%, 06/06/47 (Call 12/06/46)	296	366,786
4.69%, 12/15/44 (Call 06/15/44)	384	471,763
Bristol-Myers Squibb Co.
3.25%, 02/27/27	231	256,669
3.25%, 08/01/42(a)	48	51,358
4.25%, 10/26/49 (Call 04/26/49)(a)	286	348,591
4.35%, 11/15/47 (Call 05/15/47)	221	270,276
4.50%, 03/01/44 (Call 09/01/43)	55	70,612
4.55%, 02/20/48 (Call 08/20/47)	185	233,435
5.00%, 08/15/45 (Call 02/15/45)	76	101,261
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	482	514,819
3.20%, 03/15/23	188	198,017
3.41%, 06/15/27 (Call 03/15/27)	311	341,677
3.50%, 11/15/24 (Call 08/15/24)	218	237,341
3.75%, 09/15/25 (Call 06/15/25)	395	437,186
4.37%, 06/15/47 (Call 12/15/46)(a)	280	309,753
4.50%, 11/15/44 (Call 05/15/44)	177	196,068
4.60%, 03/15/43	53	59,366
4.90%, 09/15/45 (Call 03/15/45)	193	224,409
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	218	221,549
3.20%, 03/15/40 (Call 09/15/39)	261	270,033
3.40%, 03/15/50 (Call 09/15/49)	327	333,677
3.75%, 07/15/23 (Call 06/15/23)	462	497,103
3.88%, 10/15/47 (Call 04/15/47)	66	72,339
4.13%, 11/15/25 (Call 09/15/25)	483	543,530
4.38%, 10/15/28 (Call 07/15/28)	468	545,931
4.80%, 08/15/38 (Call 02/15/38)	450	558,162
4.80%, 07/15/46 (Call 01/16/46)	160	199,275
4.90%, 12/15/48 (Call 06/15/48)	455	575,161
6.13%, 11/15/41	94	132,811
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	187	201,236
3.00%, 08/15/26 (Call 06/15/26)	164	177,781
3.25%, 08/15/29 (Call 05/15/29)(a)	243	263,815
3.63%, 04/01/27 (Call 02/01/27)	171	190,132
3.75%, 04/01/30 (Call 01/01/30)	159	178,002
3.88%, 07/20/25 (Call 04/20/25)	260	289,208
4.10%, 03/25/25 (Call 01/25/25)	81	90,471
4.13%, 04/01/40 (Call 10/01/39)	224	254,872
4.25%, 04/01/50 (Call 10/01/49)	143	165,926
4.30%, 03/25/28 (Call 12/25/27)	500	575,785
4.78%, 03/25/38 (Call 09/25/37)	664	810,372
4.88%, 07/20/35 (Call 01/20/35)	346	426,217
5.05%, 03/25/48 (Call 09/25/47)	683	863,660
5.13%, 07/20/45 (Call 01/20/45)	384	485,630
5.30%, 12/05/43 (Call 06/05/43)	44	56,511
6.13%, 09/15/39	79	107,091
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	221	194,599
2.75%, 06/01/25 (Call 03/01/25)(a)	282	302,597
3.10%, 05/15/27 (Call 02/15/27)(a)	91	100,597
3.38%, 03/15/29 (Call 12/15/28)	165	184,817
3.70%, 03/01/45 (Call 09/01/44)	11	12,417

86	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.95%, 05/15/47 (Call 11/15/46)	$83	$97,557
3.95%, 03/15/49 (Call 09/15/48)	269	318,832
4.15%, 03/15/59 (Call 09/15/58)	204	252,018
5.50%, 03/15/27	101	125,622
GlaxoSmithKline Capital Inc. 3.63%, 05/15/25	179	198,597
3.88%, 05/15/28	96	111,056
4.20%, 03/18/43	109	133,698
5.38%, 04/15/34	49	67,102
6.38%, 05/15/38	282	427,140
GlaxoSmithKline Capital PLC 3.00%, 06/01/24 (Call 05/01/24)	564	605,426
3.38%, 06/01/29 (Call 03/01/29)	103	115,679
Johnson & Johnson 2.45%, 09/01/60 (Call 03/01/60)	86	78,165
2.90%, 01/15/28 (Call 10/15/27)(a)	155	170,251
2.95%, 03/03/27 (Call 12/03/26)	143	157,765
3.40%, 01/15/38 (Call 07/15/37)	142	159,645
3.50%, 01/15/48 (Call 07/15/47)	71	80,202
3.55%, 03/01/36 (Call 09/01/35)	88	102,731
3.63%, 03/03/37 (Call 09/03/36)	262	306,165
3.70%, 03/01/46 (Call 09/01/45)	328	379,913
3.75%, 03/03/47 (Call 09/03/46)	282	329,624
4.38%, 12/05/33 (Call 06/05/33)	349	435,214
4.50%, 09/01/40	86	109,642
4.50%, 12/05/43 (Call 06/05/43)	32	41,379
4.85%, 05/15/41	13	16,879
4.95%, 05/15/33	5	6,571
5.85%, 07/15/38	13	18,977
5.95%, 08/15/37	101	147,158
McKesson Corp. 3.95%, 02/16/28 (Call 11/16/27)	25	28,442
4.75%, 05/30/29 (Call 02/28/29)	30	35,650
4.88%, 03/15/44 (Call 09/15/43)(a)	73	88,753
Mead Johnson Nutrition Co. 4.13%, 11/15/25 (Call 08/15/25)	305	344,214
4.60%, 06/01/44 (Call 12/01/43)	55	68,710
5.90%, 11/01/39(a)	56	78,909
Merck & Co. Inc. 2.75%, 02/10/25 (Call 11/10/24)(a)	232	248,451
3.40%, 03/07/29 (Call 12/07/28)	232	260,239
3.60%, 09/15/42 (Call 03/15/42)	131	148,232
3.70%, 02/10/45 (Call 08/10/44)	464	523,935
3.90%, 03/07/39 (Call 09/07/38)	32	37,712
4.00%, 03/07/49 (Call 09/07/48)	266	316,958
4.15%, 05/18/43	58	70,558
6.50%, 12/01/33	122	181,670
6.55%, 09/15/37(a)	8	12,155
Merck Sharp & Dohme Corp. 5.75%, 11/15/36	35	48,867
5.95%, 12/01/28	8	10,288
Novartis Capital Corp. 2.75%, 08/14/50 (Call 02/14/50)	55	54,327
4.00%, 11/20/45 (Call 05/20/45)	15	18,014
4.40%, 05/06/44	90	113,784
Perrigo Finance Unlimited Co. 4.38%, 03/15/26 (Call 12/15/25)	100	112,453
4.90%, 12/15/44 (Call 06/15/44)	230	241,169
Pfizer Inc. 2.63%, 04/01/30 (Call 01/01/30)	100	106,092

Security	Par (000)	Value

Pharmaceuticals (continued)
3.45%, 03/15/29 (Call 12/15/28)	$41	$46,045
3.90%, 03/15/39 (Call 09/15/38)	81	95,125
4.00%, 03/15/49 (Call 09/15/48)	28	33,160
4.10%, 09/15/38 (Call 03/15/38)	65	77,886
4.13%, 12/15/46	96	114,912
4.20%, 09/15/48 (Call 03/15/48)	86	104,958
4.30%, 06/15/43	46	55,894
4.40%, 05/15/44	84	104,263
5.60%, 09/15/40	13	18,232
7.20%, 03/15/39	117	188,479
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	71	80,302
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/23 (Call 07/23/23)	513	541,405
3.20%, 09/23/26 (Call 06/23/26)	368	401,330
Takeda Pharmaceutical Co. Ltd. 3.18%, 07/09/50 (Call 01/09/50)	205	200,125
3.38%, 07/09/60 (Call 01/09/60)(a)	220	219,371
5.00%, 11/26/28 (Call 08/26/28)	40	48,408
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	15	18,090
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)(c)	45	46,739
Wyeth LLC 5.95%, 04/01/37	117	167,316
6.50%, 02/01/34	54	79,493
Zoetis Inc. 3.00%, 09/12/27 (Call 06/12/27)	340	371,028
3.25%, 02/01/23 (Call 11/01/22)	1,140	1,192,622
3.90%, 08/20/28 (Call 05/20/28)	246	278,721
3.95%, 09/12/47 (Call 03/12/47)	133	152,619
4.45%, 08/20/48 (Call 02/20/48)(a)	124	151,663
4.50%, 11/13/25 (Call 08/13/25)	233	266,995
4.70%, 02/01/43 (Call 08/01/42)	209	264,011

		39,156,556

Pipelines — 2.7%
Boardwalk Pipelines LP 3.38%, 02/01/23 (Call 11/01/22)	30	31,181
4.45%, 07/15/27 (Call 04/15/27)	168	189,575
4.80%, 05/03/29 (Call 02/03/29)	40	45,432
4.95%, 12/15/24 (Call 09/15/24)	60	67,298
5.95%, 06/01/26 (Call 03/01/26)	67	79,216
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29 (Call 05/18/29)	165	178,482
5.13%, 06/30/27 (Call 01/01/27)	308	359,682
5.88%, 03/31/25 (Call 10/02/24)	330	379,906
7.00%, 06/30/24 (Call 01/01/24)	190	220,463
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	132	167,236
Enable Midstream Partners LP 4.15%, 09/15/29 (Call 06/15/29)	113	120,021
4.40%, 03/15/27 (Call 12/15/26)	54	58,991
4.95%, 05/15/28 (Call 02/15/28)	13	14,575
5.00%, 05/15/44 (Call 11/15/43)	133	131,807
Enbridge Energy Partners LP 5.50%, 09/15/40 (Call 03/15/40)	58	70,748
5.88%, 10/15/25 (Call 07/15/25)	40	47,613
7.38%, 10/15/45 (Call 04/15/45)	54	78,894
Series B, 7.50%, 04/15/38	23	32,633
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	109	114,338
3.13%, 11/15/29 (Call 08/15/29)(a)	198	211,363
3.50%, 06/10/24 (Call 03/10/24)	62	66,918

SCHEDULE OF INVESTMENTS	87

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.70%, 07/15/27 (Call 04/15/27)(a)	$157	$175,203
4.00%, 10/01/23 (Call 07/01/23)	181	195,221
4.00%, 11/15/49 (Call 05/15/49)	138	145,364
4.25%, 12/01/26 (Call 09/01/26)	108	123,120
4.50%, 06/10/44 (Call 12/10/43)	149	165,543
5.50%, 12/01/46 (Call 06/01/46)	195	248,463
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)(a)	15	15,768
3.13%, 07/31/29 (Call 04/30/29)	42	45,086
3.70%, 01/31/51 (Call 07/31/50)	25	25,379
3.95%, 01/31/60 (Call 07/31/59)	131	134,280
4.15%, 10/16/28 (Call 07/16/28)	5	5,750
4.20%, 01/31/50 (Call 07/31/49)	39	42,407
4.25%, 02/15/48 (Call 08/15/47)	135	147,292
4.45%, 02/15/43 (Call 08/15/42)	45	51,441
4.80%, 02/01/49 (Call 08/01/48)	28	32,909
4.85%, 03/15/44 (Call 09/15/43)	61	71,648
4.90%, 05/15/46 (Call 11/15/45)	63	74,499
4.95%, 10/15/54 (Call 04/15/54)	70	82,522
5.10%, 02/15/45 (Call 08/15/44)	311	378,630
5.38%, 02/15/78 (Call 02/15/28)(b)	84	83,330
5.70%, 02/15/42	53	69,050
5.95%, 02/01/41	41	54,313
6.45%, 09/01/40	5	6,918
7.55%, 04/15/38	55	82,249
Series D, 4.88%, 08/16/77 (Call 08/16/22)(b)	102	96,815
Series D, 6.88%, 03/01/33	38	51,963
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	105	104,663
Series H, 6.65%, 10/15/34	12	16,281
Kinder Morgan Energy Partners LP 4.70%, 11/01/42 (Call 05/01/42)	84	92,298
5.00%, 08/15/42 (Call 02/15/42)	105	119,095
5.00%, 03/01/43 (Call 09/01/42)	118	134,555
5.40%, 09/01/44 (Call 03/01/44)	66	78,630
5.50%, 03/01/44 (Call 09/01/43)	94	112,724
5.63%, 09/01/41	60	71,794
5.80%, 03/15/35	53	66,503
6.38%, 03/01/41	101	131,495
6.50%, 02/01/37	13	16,894
6.50%, 09/01/39	73	95,094
6.55%, 09/15/40	75	98,530
6.95%, 01/15/38	103	139,543
7.30%, 08/15/33	63	87,384
7.40%, 03/15/31	16	21,562
7.50%, 11/15/40	74	103,792
7.75%, 03/15/32	141	201,042
Kinder Morgan Inc. 3.25%, 08/01/50 (Call 02/01/50)(a)	100	91,165
4.30%, 06/01/25 (Call 03/01/25)	87	97,523
4.30%, 03/01/28 (Call 12/01/27)	204	232,888
5.05%, 02/15/46 (Call 08/15/45)	190	218,969
5.20%, 03/01/48 (Call 09/01/47)	133	157,679
5.30%, 12/01/34 (Call 06/01/34)	344	411,359
5.55%, 06/01/45 (Call 12/01/44)	482	591,279
7.75%, 01/15/32	138	198,167
7.80%, 08/01/31	74	104,993
Magellan Midstream Partners LP 3.95%, 03/01/50 (Call 09/01/49)	384	392,817
4.20%, 10/03/47 (Call 04/03/47)	203	212,474
4.25%, 09/15/46 (Call 03/15/46)	35	37,050

Security	Par (000)	Value

Pipelines (continued)
4.85%, 02/01/49 (Call 08/01/48)	$83	$95,046
5.15%, 10/15/43 (Call 04/15/43)	51	60,869
MPLX LP 4.00%, 03/15/28 (Call 12/15/27)	17	18,975
4.13%, 03/01/27 (Call 12/01/26)	203	227,514
4.25%, 12/01/27 (Call 09/01/27)	93	105,446
4.50%, 04/15/38 (Call 10/15/37)	160	176,318
4.70%, 04/15/48 (Call 10/15/47)	184	201,901
4.80%, 02/15/29 (Call 11/15/28)	177	205,968
4.90%, 04/15/58 (Call 10/15/57)	60	65,712
5.20%, 03/01/47 (Call 09/01/46)	136	157,934
5.50%, 02/15/49 (Call 08/15/48)	272	330,853
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	28	31,446
ONEOK Inc. 2.20%, 09/15/25 (Call 08/15/25)	214	219,958
2.75%, 09/01/24 (Call 08/01/24)	197	207,289
3.10%, 03/15/30 (Call 12/15/29)	130	133,080
3.40%, 09/01/29 (Call 06/01/29)	211	220,560
4.00%, 07/13/27 (Call 04/13/27)	184	201,946
4.35%, 03/15/29 (Call 12/15/28)	152	168,399
4.45%, 09/01/49 (Call 03/01/49)	293	293,627
4.50%, 03/15/50 (Call 09/15/49)(a)	65	65,664
4.55%, 07/15/28 (Call 04/15/28)	150	168,437
4.95%, 07/13/47 (Call 01/06/47)	127	135,891
5.20%, 07/15/48 (Call 01/15/48)	270	300,577
6.00%, 06/15/35	101	122,009
6.35%, 01/15/31 (Call 10/15/30)(a)	10	12,647
7.15%, 01/15/51 (Call 07/15/50)	32	43,220
7.50%, 09/01/23 (Call 06/01/23)	71	81,395
ONEOK Partners LP 3.38%, 10/01/22 (Call 07/01/22)	115	119,116
4.90%, 03/15/25 (Call 12/15/24)	112	125,471
6.13%, 02/01/41 (Call 08/01/40)	136	162,736
6.20%, 09/15/43 (Call 03/15/43)	156	186,364
6.65%, 10/01/36	164	207,186
6.85%, 10/15/37	75	96,227
Phillips 66 Partners LP 3.75%, 03/01/28 (Call 12/01/27)	23	24,707
4.68%, 02/15/45 (Call 08/15/44)	33	35,518
4.90%, 10/01/46 (Call 04/01/46)(a)	48	52,959
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (Call 09/15/29)	67	68,563
4.30%, 01/31/43 (Call 07/31/42)	29	27,142
4.50%, 12/15/26 (Call 09/15/26)	60	66,416
4.70%, 06/15/44 (Call 12/15/43)	110	105,254
4.90%, 02/15/45 (Call 08/15/44)	72	72,129
5.15%, 06/01/42 (Call 12/01/41)	55	55,400
6.65%, 01/15/37	139	165,823
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (Call 09/15/27)	193	216,345
4.50%, 05/15/30 (Call 11/15/29)	103	117,810
5.00%, 03/15/27 (Call 09/15/26)	242	281,482
5.63%, 03/01/25 (Call 12/01/24)	244	281,049
5.88%, 06/30/26 (Call 12/31/25)	410	489,085
Spectra Energy Partners LP 3.38%, 10/15/26 (Call 07/15/26)	203	221,814
3.50%, 03/15/25 (Call 12/15/24)	31	33,586
4.50%, 03/15/45 (Call 09/15/44)	196	218,156
4.75%, 03/15/24 (Call 12/15/23)	168	186,270
5.95%, 09/25/43 (Call 03/25/43)	119	152,305

88	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP 3.90%, 05/25/27 (Call 02/25/27)	$219	$243,837
4.38%, 03/13/25 (Call 12/13/24)	35	38,989
Tennessee Gas Pipeline Co. LLC 7.00%, 03/15/27	97	122,324
7.00%, 10/15/28	59	76,495
Texas Eastern Transmission LP, 7.00%, 07/15/32	108	146,616
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)(a)	76	86,654
4.25%, 05/15/28 (Call 02/15/28)	47	54,016
4.63%, 03/01/34 (Call 12/01/33)	281	326,828
4.75%, 05/15/38 (Call 11/15/37)	31	36,321
4.88%, 01/15/26 (Call 10/15/25)	81	93,787
4.88%, 05/15/48 (Call 11/15/47)	126	150,956
5.00%, 10/16/43 (Call 04/16/43)	143	170,578
5.10%, 03/15/49 (Call 09/15/48)	318	394,931
5.60%, 03/31/34	105	131,673
5.85%, 03/15/36	146	190,940
6.10%, 06/01/40	58	76,760
6.20%, 10/15/37	98	130,613
7.25%, 08/15/38	118	171,115
7.63%, 01/15/39	314	469,515
Transcontinental Gas Pipe Line Co. LLC 3.95%, 05/15/50 (Call 11/15/49)	200	214,244
4.00%, 03/15/28 (Call 12/15/27)	70	78,612
4.45%, 08/01/42 (Call 02/01/42)	35	39,191
4.60%, 03/15/48 (Call 09/15/47)	73	84,204
5.40%, 08/15/41 (Call 02/15/41)	71	87,000
Valero Energy Partners LP 4.38%, 12/15/26 (Call 09/15/26)	125	141,689
4.50%, 03/15/28 (Call 12/15/27)	206	232,638
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	139	154,439
4.85%, 03/01/48 (Call 09/01/47)	123	142,434
4.90%, 01/15/45 (Call 07/15/44)	287	327,418
5.10%, 09/15/45 (Call 03/15/45)	110	130,125
5.40%, 03/04/44 (Call 09/04/43)	73	87,254
5.75%, 06/24/44 (Call 12/24/43)	75	93,667
5.80%, 11/15/43 (Call 05/15/43)	72	90,076
6.30%, 04/15/40	81	105,839
8.75%, 03/15/32	76	113,996

		22,767,145

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	204	224,298
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	827	962,545

		1,186,843

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities Inc. 3.38%, 08/15/31 (Call 05/15/31)	84	92,471
3.45%, 04/30/25 (Call 02/28/25)	115	125,519
3.80%, 04/15/26 (Call 02/15/26)	26	29,250
3.95%, 01/15/27 (Call 10/15/26)	30	33,862
3.95%, 01/15/28 (Call 10/15/27)	28	31,800
4.00%, 02/01/50 (Call 08/01/49)	147	165,043
4.30%, 01/15/26 (Call 10/15/25)(a)	118	134,347
4.50%, 07/30/29 (Call 04/30/29)(a)	107	126,165
4.70%, 07/01/30 (Call 04/01/30)	72	86,458
4.85%, 04/15/49 (Call 10/15/48)	53	67,358

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.90%, 12/15/30 (Call 09/15/30)(a)	$70	$85,408
American Campus Communities Operating Partnership LP 3.30%, 07/15/26 (Call 05/15/26)	26	28,415
3.63%, 11/15/27 (Call 08/15/27)(a)	38	42,208
American Homes 4 Rent LP 4.25%, 02/15/28 (Call 11/15/27)	5	5,601
4.90%, 02/15/29 (Call 11/15/28)	50	58,511
American Tower Corp. 2.40%, 03/15/25 (Call 02/15/25)	122	127,835
2.75%, 01/15/27 (Call 11/15/26)	220	232,056
2.90%, 01/15/30 (Call 10/15/29)	41	43,097
2.95%, 01/15/25 (Call 12/15/24)	96	102,498
2.95%, 01/15/51 (Call 07/15/50)	25	22,979
3.00%, 06/15/23	208	219,694
3.10%, 06/15/50 (Call 12/15/49)	136	128,876
3.13%, 01/15/27 (Call 10/15/26)	141	152,597
3.38%, 05/15/24 (Call 04/15/24)(a)	291	313,855
3.38%, 10/15/26 (Call 07/15/26)	202	221,154
3.50%, 01/31/23	238	251,542
3.55%, 07/15/27 (Call 04/15/27)	173	190,880
3.60%, 01/15/28 (Call 10/15/27)	108	119,411
3.70%, 10/15/49 (Call 04/15/49)	225	235,273
3.80%, 08/15/29 (Call 05/15/29)	287	320,513
3.95%, 03/15/29 (Call 12/15/28)	139	155,823
4.00%, 06/01/25 (Call 03/01/25)	65	72,118
4.40%, 02/15/26 (Call 11/15/25)(a)	168	190,515
5.00%, 02/15/24	363	407,173
AvalonBay Communities Inc. 2.30%, 03/01/30 (Call 12/01/29)(a)	55	56,276
3.20%, 01/15/28 (Call 10/15/27)	83	90,617
3.30%, 06/01/29 (Call 03/01/29)(a)	36	39,507
3.35%, 05/15/27 (Call 02/15/27)	29	32,022
3.90%, 10/15/46 (Call 04/15/46)	41	46,598
4.35%, 04/15/48 (Call 10/18/47)	85	104,094
Boston Properties LP 2.75%, 10/01/26 (Call 07/01/26)	365	390,736
2.90%, 03/15/30 (Call 12/15/29)	218	227,058
3.13%, 09/01/23 (Call 06/01/23)	51	53,893
3.20%, 01/15/25 (Call 10/15/24)	148	159,124
3.25%, 01/30/31 (Call 10/30/30)	95	100,655
3.40%, 06/21/29 (Call 03/21/29)	229	247,739
3.65%, 02/01/26 (Call 11/03/25)	369	410,273
3.80%, 02/01/24 (Call 11/01/23)	211	228,167
4.50%, 12/01/28 (Call 09/01/28)	196	228,377
Brandywine Operating Partnership LP 3.95%, 11/15/27 (Call 08/15/27)	28	29,669
4.10%, 10/01/24 (Call 07/01/24)	10	10,748
4.55%, 10/01/29 (Call 07/01/29)	28	30,340
Brixmor Operating Partnership LP 3.65%, 06/15/24 (Call 04/15/24)	91	98,385
3.85%, 02/01/25 (Call 11/01/24)	38	41,358
3.90%, 03/15/27 (Call 12/15/26)	56	62,340
4.13%, 06/15/26 (Call 03/15/26)	49	55,025
4.13%, 05/15/29 (Call 02/15/29)	53	59,190
Camden Property Trust 2.80%, 05/15/30 (Call 02/15/30)(a)	117	123,712
3.15%, 07/01/29 (Call 04/01/29)(a)	50	54,103
3.35%, 11/01/49 (Call 05/01/49)(a)	5	5,309
4.10%, 10/15/28 (Call 07/15/28)	5	5,737

SCHEDULE OF INVESTMENTS	89

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP 3.65%, 08/15/26 (Call 05/15/26)(a)	$75	$78,105
4.15%, 04/01/25 (Call 01/01/25)	75	79,689
Corporate Office Properties LP 3.60%, 05/15/23 (Call 02/15/23)	195	205,066
5.00%, 07/01/25 (Call 04/01/25)	122	137,715
Crown Castle International Corp. 3.10%, 11/15/29 (Call 08/15/29)	120	127,020
3.25%, 01/15/51 (Call 07/15/50)	150	143,707
3.30%, 07/01/30 (Call 04/01/30)	130	139,711
3.65%, 09/01/27 (Call 06/01/27)	75	83,263
3.70%, 06/15/26 (Call 03/15/26)	70	77,623
3.80%, 02/15/28 (Call 11/15/27)	85	94,498
4.00%, 03/01/27 (Call 12/01/26)	63	71,070
4.00%, 11/15/49 (Call 05/15/49)	62	66,880
4.15%, 07/01/50 (Call 01/01/50)	45	49,841
4.30%, 02/15/29 (Call 11/15/28)	67	76,753
4.45%, 02/15/26 (Call 11/15/25)	105	119,244
4.75%, 05/15/47 (Call 11/15/46)	206	245,245
5.20%, 02/15/49 (Call 08/15/48)	182	232,911
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	47	50,627
CyrusOne LP/CyrusOne Finance Corp. 2.90%, 11/15/24 (Call 10/15/24)	267	284,248
3.45%, 11/15/29 (Call 08/15/29)	191	201,089
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	237	262,655
3.70%, 08/15/27 (Call 05/15/27)	163	183,290
4.45%, 07/15/28 (Call 04/15/28)	49	57,048
Duke Realty LP 2.88%, 11/15/29 (Call 08/15/29)	40	42,604
3.05%, 03/01/50 (Call 09/01/49)(a)	82	80,117
3.25%, 06/30/26 (Call 03/30/26)(a)	43	47,168
3.38%, 12/15/27 (Call 09/15/27)	3	3,326
3.75%, 12/01/24 (Call 09/01/24)	87	95,553
4.00%, 09/15/28 (Call 06/15/28)	45	51,693
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	250	244,840
2.63%, 11/18/24 (Call 10/18/24)	67	71,016
2.90%, 11/18/26 (Call 09/18/26)	158	169,731
2.95%, 09/15/51 (Call 03/15/51)	215	195,545
3.00%, 07/15/50 (Call 01/15/50)	115	106,165
3.20%, 11/18/29 (Call 08/18/29)	328	349,208
5.38%, 05/15/27 (Call 05/15/22)	714	771,034
ERP Operating LP 2.50%, 02/15/30 (Call 11/15/29)(a)	59	61,133
2.85%, 11/01/26 (Call 08/01/26)	90	97,015
3.00%, 04/15/23 (Call 01/15/23)	105	110,036
3.00%, 07/01/29 (Call 04/01/29)(a)	104	111,675
3.25%, 08/01/27 (Call 05/01/27)	33	36,273
3.38%, 06/01/25 (Call 03/01/25)	215	233,331
3.50%, 03/01/28 (Call 12/01/27)	12	13,227
4.00%, 08/01/47 (Call 02/01/47)	27	30,942
4.15%, 12/01/28 (Call 09/01/28)	18	20,764
4.50%, 07/01/44 (Call 01/01/44)	134	166,152
4.50%, 06/01/45 (Call 12/01/44)	120	146,374
Essex Portfolio LP 2.65%, 03/15/32 (Call 12/15/31)	5	5,103
3.00%, 01/15/30 (Call 10/15/29)	45	47,827
4.00%, 03/01/29 (Call 12/01/28)	15	16,955
4.50%, 03/15/48 (Call 09/15/47)	53	62,561

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Federal Realty Investment Trust 3.20%, 06/15/29 (Call 03/15/29)	$25	$26,558
3.25%, 07/15/27 (Call 04/15/27)	95	102,201
4.50%, 12/01/44 (Call 06/01/44)	51	58,993
GLP Capital LP/GLP Financing II Inc. 4.00%, 01/15/30 (Call 10/15/29)	50	53,306
5.30%, 01/15/29 (Call 10/15/28)	79	90,543
5.38%, 04/15/26 (Call 01/15/26)	240	275,546
5.75%, 06/01/28 (Call 03/03/28)	25	29,335
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 12/15/29)	6	6,021
Healthpeak Properties Inc. 3.00%, 01/15/30 (Call 10/15/29)	222	236,263
3.25%, 07/15/26 (Call 05/15/26)	175	192,687
3.40%, 02/01/25 (Call 11/01/24)	142	154,006
3.50%, 07/15/29 (Call 04/15/29)	43	47,339
4.00%, 06/01/25 (Call 03/01/25)	85	94,834
6.75%, 02/01/41 (Call 08/01/40)	313	438,773
Host Hotels & Resorts LP 3.88%, 04/01/24 (Call 02/01/24)	71	75,330
Series D, 3.75%, 10/15/23 (Call 07/15/23)	187	198,471
Series E, 4.00%, 06/15/25 (Call 03/15/25)	106	113,377
Series F, 4.50%, 02/01/26 (Call 11/01/25)	31	33,918
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	81	81,485
Hudson Pacific Properties LP 3.25%, 01/15/30 (Call 10/15/29)(a)	15	15,459
3.95%, 11/01/27 (Call 08/01/27)	40	43,421
Kilroy Realty LP 3.05%, 02/15/30 (Call 11/15/29)	5	5,183
3.45%, 12/15/24 (Call 09/15/24)	41	44,164
4.25%, 08/15/29 (Call 05/15/29)	53	59,708
4.38%, 10/01/25 (Call 07/01/25)	5	5,541
4.75%, 12/15/28 (Call 09/15/28)	125	144,225
Kimco Realty Corp. 2.80%, 10/01/26 (Call 07/01/26)	66	70,867
3.30%, 02/01/25 (Call 12/01/24)	124	134,048
3.70%, 10/01/49 (Call 04/01/49)(a)	78	81,490
3.80%, 04/01/27 (Call 01/01/27)	5	5,590
4.13%, 12/01/46 (Call 06/01/46)(a)	120	131,669
4.25%, 04/01/45 (Call 10/01/44)(a)	205	230,838
4.45%, 09/01/47 (Call 03/01/47)	93	107,508
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	30	31,698
Life Storage LP 3.88%, 12/15/27 (Call 09/15/27)	10	11,307
4.00%, 06/15/29 (Call 03/15/29)	91	102,537
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	5	5,529
Mid-America Apartments LP 2.75%, 03/15/30 (Call 12/15/29)	35	36,607
3.60%, 06/01/27 (Call 03/01/27)	34	37,794
3.95%, 03/15/29 (Call 12/15/28)	18	20,417
4.20%, 06/15/28 (Call 03/15/28)	48	55,104
Omega Healthcare Investors Inc. 3.38%, 02/01/31 (Call 11/01/30)	10	10,244
3.63%, 10/01/29 (Call 07/01/29)	76	79,570
4.50%, 01/15/25 (Call 10/15/24)	15	16,364
4.50%, 04/01/27 (Call 01/01/27)	106	117,583
4.75%, 01/15/28 (Call 10/15/27)	81	90,444
5.25%, 01/15/26 (Call 10/15/25)	80	90,929
Physicians Realty LP 3.95%, 01/15/28 (Call 10/15/27)(a)	5	5,424
4.30%, 03/15/27 (Call 12/15/26)	10	11,147

90	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP 3.15%, 08/15/30 (Call 05/15/30)	$10	$9,961
4.45%, 03/15/24 (Call 12/15/23)	55	59,636
Prologis LP 2.13%, 04/15/27 (Call 02/15/27)	122	126,984
2.25%, 04/15/30 (Call 01/15/30)	368	376,412
3.00%, 04/15/50 (Call 10/15/49)	455	456,506
3.25%, 10/01/26 (Call 07/01/26)	35	38,810
3.75%, 11/01/25 (Call 03/08/21)	843	942,609
3.88%, 09/15/28 (Call 06/15/28)	30	34,358
4.38%, 02/01/29 (Call 11/01/28)	20	23,698
4.38%, 09/15/48 (Call 03/15/48)	10	12,577
Realty Income Corp. 3.00%, 01/15/27 (Call 10/15/26)(a)	32	34,668
3.65%, 01/15/28 (Call 10/15/27)	47	52,582
Regency Centers LP 2.95%, 09/15/29 (Call 06/15/29)	64	66,902
3.60%, 02/01/27 (Call 11/01/26)	13	14,240
4.13%, 03/15/28 (Call 12/15/27)	5	5,589
4.40%, 02/01/47 (Call 08/01/46)	10	11,064
4.65%, 03/15/49 (Call 09/15/48)	106	122,575
Sabra Health Care LP 3.90%, 10/15/29 (Call 07/15/29)(a)	90	93,067
5.13%, 08/15/26 (Call 05/15/26)	298	336,072
Simon Property Group LP 2.45%, 09/13/29 (Call 06/13/29)	161	163,524
3.25%, 11/30/26 (Call 08/30/26)	118	128,970
3.25%, 09/13/49 (Call 03/13/49)(a)	209	199,766
3.30%, 01/15/26 (Call 10/15/25)	140	151,984
3.38%, 06/15/27 (Call 03/15/27)	130	143,079
3.38%, 12/01/27 (Call 09/01/27)(a)	143	157,339
3.50%, 09/01/25 (Call 06/01/25)	128	139,594
3.80%, 07/15/50 (Call 01/15/50)	156	163,045
4.25%, 10/01/44 (Call 04/01/44)	70	77,763
4.25%, 11/30/46 (Call 05/30/46)(a)	128	142,929
4.75%, 03/15/42 (Call 09/15/41)	75	89,143
6.75%, 02/01/40 (Call 11/01/39)	65	93,800
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	190	210,440
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	60	62,198
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	16	16,826
Spirit Realty LP 3.20%, 01/15/27 (Call 11/15/26)	10	10,563
3.40%, 01/15/30 (Call 10/15/29)	5	5,305
4.00%, 07/15/29 (Call 04/15/29)	10	11,125
4.45%, 09/15/26 (Call 06/15/26)	30	33,719
STORE Capital Corp. 4.50%, 03/15/28 (Call 12/15/27)	5	5,617
4.63%, 03/15/29 (Call 12/15/28)	15	17,047
Tanger Properties LP 3.13%, 09/01/26 (Call 06/01/26)	85	88,032
3.88%, 07/15/27 (Call 04/15/27)	10	10,601
UDR Inc. 2.95%, 09/01/26 (Call 06/01/26)(a)	210	226,369
3.00%, 08/15/31 (Call 05/15/31)	222	234,825
3.20%, 01/15/30 (Call 10/15/29)	44	47,322
3.50%, 07/01/27 (Call 04/01/27)	10	11,034
3.50%, 01/15/28 (Call 10/15/27)	48	52,574
4.00%, 10/01/25 (Call 03/15/21)	49	55,213
4.40%, 01/26/29 (Call 10/26/28)	69	79,996

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP 2.65%, 01/15/25 (Call 12/15/24)	$23	$24,318
3.00%, 01/15/30 (Call 10/15/29)(a)	126	131,901
3.10%, 01/15/23 (Call 03/15/21)	115	120,498
3.13%, 06/15/23 (Call 03/15/23)	8	8,415
3.25%, 10/15/26 (Call 07/15/26)	144	156,246
3.50%, 04/15/24 (Call 03/15/24)	10	10,831
3.50%, 02/01/25 (Call 11/01/24)	134	145,795
3.75%, 05/01/24 (Call 02/01/24)	25	27,123
3.85%, 04/01/27 (Call 01/01/27)	93	103,471
4.00%, 03/01/28 (Call 12/01/27)(a)	71	80,089
4.13%, 01/15/26 (Call 10/15/25)(a)	50	56,627
4.38%, 02/01/45 (Call 08/01/44)	55	58,773
4.40%, 01/15/29 (Call 10/15/28)	98	111,979
4.75%, 11/15/30 (Call 08/15/30)(a)	25	29,579
4.88%, 04/15/49 (Call 10/15/48)(a)	101	118,463
5.70%, 09/30/43 (Call 03/30/43)	108	135,561
Welltower Inc. 2.70%, 02/15/27 (Call 12/15/26)	72	77,026
3.10%, 01/15/30 (Call 10/15/29)(a)	80	84,524
3.63%, 03/15/24 (Call 02/15/24)	127	137,452
3.75%, 03/15/23 (Call 12/15/22)	117	123,753
4.00%, 06/01/25 (Call 03/01/25)	181	200,854
4.13%, 03/15/29 (Call 12/15/28)	35	39,578
4.25%, 04/01/26 (Call 01/01/26)	78	88,957
4.25%, 04/15/28 (Call 01/15/28)	37	42,164
4.50%, 01/15/24 (Call 10/15/23)	15	16,494
4.95%, 09/01/48 (Call 03/01/48)	65	79,996
6.50%, 03/15/41 (Call 09/15/40)(a)	149	202,731
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	478	544,409
4.00%, 04/15/30 (Call 01/15/30)	155	176,449
6.95%, 10/01/27	107	138,609
7.38%, 03/15/32	261	378,273
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	5	5,551

		27,481,959

Retail — 2.5%
AutoNation Inc. 3.50%, 11/15/24 (Call 09/15/24)	5	5,408
3.80%, 11/15/27 (Call 08/15/27)	201	221,249
4.50%, 10/01/25 (Call 07/01/25)	152	170,328
4.75%, 06/01/30 (Call 03/01/30)	164	193,135
Best Buy Co. Inc. 1.95%, 10/01/30 (Call 07/01/30)	1,190	1,150,932
4.45%, 10/01/28 (Call 07/01/28)(a)	746	866,263
Costco Wholesale Corp. 1.60%, 04/20/30 (Call 01/20/30)	74	72,369
1.75%, 04/20/32 (Call 01/20/32)	216	211,721
Darden Restaurants Inc. 3.85%, 05/01/27 (Call 02/01/27)	206	224,762
4.55%, 02/15/48 (Call 08/15/47)	256	274,350
Dollar General Corp. 3.50%, 04/03/30 (Call 01/03/30)	50	55,095
4.13%, 05/01/28 (Call 02/01/28)	7	8,038
4.13%, 04/03/50 (Call 10/03/49)	135	156,339
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	130	149,272
Home Depot Inc. (The) 2.13%, 09/15/26 (Call 06/15/26)	239	251,679
2.50%, 04/15/27 (Call 02/15/27)	308	329,381
2.63%, 06/01/22 (Call 05/01/22)	283	290,675

SCHEDULE OF INVESTMENTS	91

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.70%, 04/01/23 (Call 01/01/23)	$499	$520,756
2.70%, 04/15/30 (Call 01/15/30)	227	242,189
2.80%, 09/14/27 (Call 06/14/27)	390	424,663
2.95%, 06/15/29 (Call 03/15/29)	227	246,615
3.00%, 04/01/26 (Call 01/01/26)	147	160,084
3.13%, 12/15/49 (Call 06/15/49)	372	381,214
3.30%, 04/15/40 (Call 10/15/39)	134	145,996
3.35%, 09/15/25 (Call 06/15/25)	133	146,691
3.35%, 04/15/50 (Call 10/15/49)	377	401,693
3.50%, 09/15/56 (Call 03/15/56)	329	359,607
3.75%, 02/15/24 (Call 11/15/23)	84	91,442
3.90%, 12/06/28 (Call 09/06/28)	153	177,335
3.90%, 06/15/47 (Call 12/15/46)	111	128,329
4.20%, 04/01/43 (Call 10/01/42)	158	189,295
4.25%, 04/01/46 (Call 10/01/45)	296	358,187
4.40%, 03/15/45 (Call 09/15/44)	118	144,865
4.50%, 12/06/48 (Call 06/06/48)	236	297,563
4.88%, 02/15/44 (Call 08/15/43)	230	299,879
5.40%, 09/15/40 (Call 03/15/40)	250	339,722
5.88%, 12/16/36	392	561,297
5.95%, 04/01/41 (Call 10/01/40)	33	47,708
Kohl’s Corp. 4.25%, 07/17/25 (Call 04/17/25)(a)	108	117,510
5.55%, 07/17/45 (Call 01/17/45)(a)	113	130,081
Lowe’s Companies Inc. 2.50%, 04/15/26 (Call 01/15/26)(a)	278	295,364
3.00%, 10/15/50 (Call 04/15/50)	45	43,063
3.10%, 05/03/27 (Call 02/03/27)	132	145,302
3.13%, 09/15/24 (Call 06/15/24)	76	82,215
3.38%, 09/15/25 (Call 06/15/25)	40	43,943
3.65%, 04/05/29 (Call 01/05/29)(a)	270	302,967
3.70%, 04/15/46 (Call 10/15/45)	242	261,888
3.88%, 09/15/23 (Call 06/15/23)	41	44,248
4.00%, 04/15/25 (Call 03/15/25)	97	108,244
4.05%, 05/03/47 (Call 11/03/46)	252	286,894
4.38%, 09/15/45 (Call 03/15/45)	128	151,602
4.50%, 04/15/30 (Call 01/15/30)	121	143,939
4.65%, 04/15/42 (Call 10/15/41)	241	297,146
5.00%, 04/15/40 (Call 10/15/39)	224	285,634
5.13%, 04/15/50 (Call 10/15/49)	125	169,600
5.50%, 10/15/35(a)	103	135,741
6.50%, 03/15/29	15	19,644
McDonald’s Corp. 2.13%, 03/01/30 (Call 12/01/29)	78	78,434
2.63%, 09/01/29 (Call 06/01/29)	36	37,686
3.50%, 03/01/27 (Call 12/01/26)	74	82,305
3.50%, 07/01/27 (Call 05/01/27)	113	126,207
3.60%, 07/01/30 (Call 04/01/30)	44	49,298
3.63%, 05/01/43	72	78,410
3.63%, 09/01/49 (Call 03/01/49)	140	150,662
3.70%, 02/15/42	7	7,707
3.80%, 04/01/28 (Call 01/01/28)	67	75,861
4.20%, 04/01/50 (Call 10/01/49)	105	123,376
4.45%, 03/01/47 (Call 09/01/46)	58	69,606
4.45%, 09/01/48 (Call 03/01/48)	120	144,877
4.60%, 05/26/45 (Call 11/26/44)	209	255,043
4.70%, 12/09/35 (Call 06/09/35)	163	200,456
4.88%, 07/15/40	108	137,122
4.88%, 12/09/45 (Call 06/09/45)	114	143,898
5.70%, 02/01/39	167	226,574

Security	Par (000)	Value

Retail (continued)
6.30%, 10/15/37	$137	$196,640
6.30%, 03/01/38	92	131,745
O’Reilly Automotive Inc. 3.90%, 06/01/29 (Call 03/01/29)	10	11,293
4.20%, 04/01/30 (Call 01/01/30)	84	96,985
4.35%, 06/01/28 (Call 03/01/28)	48	55,630
Ross Stores Inc., 4.70%, 04/15/27 (Call 02/15/27)	20	23,087
Starbucks Corp. 2.00%, 03/12/27 (Call 01/12/27)	77	79,701
2.25%, 03/12/30 (Call 12/12/29)	121	122,992
2.45%, 06/15/26 (Call 03/15/26)	172	182,224
3.35%, 03/12/50 (Call 09/12/49)	43	43,678
3.50%, 03/01/28 (Call 12/01/27)	82	91,377
3.50%, 11/15/50 (Call 05/15/50)	224	234,022
3.55%, 08/15/29 (Call 05/15/29)	197	220,547
3.75%, 12/01/47 (Call 06/01/47)	143	154,379
4.00%, 11/15/28 (Call 08/15/28)	35	40,289
4.30%, 06/15/45 (Call 12/15/44)	75	86,545
4.45%, 08/15/49 (Call 02/15/49)	151	182,757
4.50%, 11/15/48 (Call 05/15/48)	427	508,681
Target Corp. 2.25%, 04/15/25 (Call 03/15/25)	171	180,082
2.35%, 02/15/30 (Call 11/15/29)	134	139,825
2.50%, 04/15/26	193	207,502
2.65%, 09/15/30 (Call 06/15/30)(a)	395	421,647
3.38%, 04/15/29 (Call 01/15/29)	295	331,235
3.50%, 07/01/24	181	198,649
3.63%, 04/15/46	201	231,795
3.90%, 11/15/47 (Call 05/15/47)	176	211,468
6.35%, 11/01/32	70	99,689
TJX Companies Inc. (The) 2.25%, 09/15/26 (Call 06/15/26)	112	118,326
3.50%, 04/15/25 (Call 03/15/25)	107	117,338
3.75%, 04/15/27 (Call 02/15/27)(a)	229	259,416
3.88%, 04/15/30 (Call 01/15/30)	32	36,750
4.50%, 04/15/50 (Call 10/15/49)	74	95,863
Walgreen Co., 4.40%, 09/15/42	25	27,556
Walgreens Boots Alliance Inc. 4.10%, 04/15/50 (Call 10/15/49)	500	526,305
4.50%, 11/18/34 (Call 05/18/34)	30	34,556
4.65%, 06/01/46 (Call 12/01/45)	45	50,563
4.80%, 11/18/44 (Call 05/18/44)	30	34,281

		21,134,091

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28
(Call 11/06/23)(a)(b)	165	172,798

Semiconductors — 2.5%
Altera Corp., 4.10%, 11/15/23	42	46,239
Analog Devices Inc. 2.95%, 04/01/25 (Call 03/01/25)	72	77,374
3.50%, 12/05/26 (Call 09/05/26)	64	71,328
3.90%, 12/15/25 (Call 09/15/25)	69	77,437
5.30%, 12/15/45 (Call 06/15/45)	72	93,038
Applied Materials Inc. 1.75%, 06/01/30 (Call 03/01/30)	145	142,998
2.75%, 06/01/50 (Call 12/01/49)	25	24,381
3.30%, 04/01/27 (Call 01/01/27)	390	433,735
3.90%, 10/01/25 (Call 07/01/25)	372	417,611
4.35%, 04/01/47 (Call 10/01/46)	211	264,567

92	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.10%, 10/01/35 (Call 04/01/35)	$123	$162,755
5.85%, 06/15/41	452	656,625
Intel Corp. 2.45%, 11/15/29 (Call 08/15/29)	164	172,202
2.60%, 05/19/26 (Call 02/19/26)	191	204,620
2.70%, 12/15/22	824	859,317
2.88%, 05/11/24 (Call 03/11/24)	518	555,042
3.10%, 07/29/22	871	905,457
3.10%, 02/15/60 (Call 08/15/59)	40	39,681
3.15%, 05/11/27 (Call 02/11/27)	103	113,588
3.25%, 11/15/49 (Call 05/15/49)	237	246,162
3.40%, 03/25/25 (Call 02/25/25)	180	197,015
3.70%, 07/29/25 (Call 04/29/25)	344	382,211
3.73%, 12/08/47 (Call 06/08/47)	346	386,696
3.75%, 03/25/27 (Call 01/25/27)	60	68,066
3.90%, 03/25/30 (Call 12/25/29)	125	145,235
4.00%, 12/15/32(a)	217	257,631
4.10%, 05/19/46 (Call 11/19/45)	104	122,859
4.10%, 05/11/47 (Call 11/11/46)	243	286,507
4.25%, 12/15/42	82	98,541
4.60%, 03/25/40 (Call 09/25/39)	36	45,329
4.75%, 03/25/50 (Call 09/25/49)	403	522,369
4.80%, 10/01/41(a)	33	42,574
4.90%, 07/29/45 (Call 01/29/45)	130	169,987
4.95%, 03/25/60 (Call 09/25/59)	274	376,164
KLA Corp. 3.30%, 03/01/50 (Call 08/28/49)	183	184,440
4.10%, 03/15/29 (Call 12/15/28)	20	23,124
5.00%, 03/15/49 (Call 09/15/48)	25	32,625
Lam Research Corp. 2.88%, 06/15/50 (Call 12/15/49)	159	156,292
3.13%, 06/15/60 (Call 12/15/59)	167	168,460
3.75%, 03/15/26 (Call 01/15/26)	842	945,271
3.80%, 03/15/25 (Call 12/15/24)(a)	111	122,566
4.00%, 03/15/29 (Call 12/15/28)	206	238,377
4.88%, 03/15/49 (Call 09/15/48)	166	223,501
Marvell Technology Group Ltd. 4.20%, 06/22/23 (Call 05/22/23)	435	467,938
4.88%, 06/22/28 (Call 03/22/28)	358	419,905
Maxim Integrated Products Inc. 3.38%, 03/15/23 (Call 12/15/22)	67	70,270
3.45%, 06/15/27 (Call 03/15/27)(a)	8	8,911
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)	179	204,010
4.66%, 02/15/30 (Call 11/15/29)	75	87,834
4.98%, 02/06/26 (Call 12/06/25)	173	200,559
5.33%, 02/06/29 (Call 11/06/28)	232	279,917
NVIDIA Corp. 2.85%, 04/01/30 (Call 01/01/30)	1,241	1,334,410
3.20%, 09/16/26 (Call 06/16/26)	2,119	2,336,176
3.50%, 04/01/40 (Call 10/01/39)	550	608,014
3.50%, 04/01/50 (Call 10/01/49)	541	587,028
3.70%, 04/01/60 (Call 10/01/59)	250	279,780
NXP BV/NXP Funding LLC 5.35%, 03/01/26 (Call 01/01/26)(c)	132	155,206
5.55%, 12/01/28 (Call 09/01/28)(c)	40	48,856
NXP BV/NXP Funding LLC/NXP USA Inc. 3.88%, 06/18/26 (Call 04/18/26)(c)	113	125,586
4.30%, 06/18/29 (Call 03/18/29)(c)	194	222,493

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc. 4.30%, 05/20/47 (Call 11/20/46)	$178	$219,004
4.80%, 05/20/45 (Call 11/20/44)	191	246,237
Texas Instruments Inc. 1.38%, 03/12/25 (Call 02/12/25)	235	240,734
1.75%, 05/04/30 (Call 02/04/30)	205	202,497
2.25%, 09/04/29 (Call 06/04/29)	258	265,856
2.63%, 05/15/24 (Call 03/15/24)	95	101,105
2.90%, 11/03/27 (Call 08/03/27)	311	340,872
3.88%, 03/15/39 (Call 09/15/38)	37	43,516
4.15%, 05/15/48 (Call 11/15/47)	266	325,113
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	287	306,272

		20,488,096

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc. 3.48%, 12/01/27 (Call 09/01/27)	160	176,742
3.84%, 05/01/25 (Call 04/01/25)	232	255,929
4.20%, 05/01/30 (Call 02/01/30)	39	44,807

		477,478

Software — 3.9%
Activision Blizzard Inc. 2.50%, 09/15/50 (Call 03/15/50)	205	180,136
3.40%, 09/15/26 (Call 06/15/26)	251	279,403
3.40%, 06/15/27 (Call 03/15/27)	83	92,455
4.50%, 06/15/47 (Call 12/15/46)(a)	250	308,307
Adobe Inc. 1.70%, 02/01/23	445	457,033
1.90%, 02/01/25 (Call 01/01/25)	269	279,669
2.15%, 02/01/27 (Call 12/01/26)	263	276,137
2.30%, 02/01/30 (Call 11/01/29)	148	152,958
3.25%, 02/01/25 (Call 11/01/24)	168	182,766
Autodesk Inc. 2.85%, 01/15/30 (Call 10/15/29)	219	231,663
3.50%, 06/15/27 (Call 03/15/27)	533	592,616
3.60%, 12/15/22 (Call 09/15/22)	124	129,725
4.38%, 06/15/25 (Call 03/15/25)	153	172,186
Broadridge Financial Solutions Inc. 2.90%, 12/01/29 (Call 09/01/29)	190	200,182
3.40%, 06/27/26 (Call 03/27/26)	35	38,535
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	51	56,750
Citrix Systems Inc. 3.30%, 03/01/30 (Call 12/01/29)	135	142,541
4.50%, 12/01/27 (Call 09/01/27)	283	328,105
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	417	485,509
Fidelity National Information Services Inc. 3.00%, 08/15/26 (Call 05/15/26)	131	143,491
3.75%, 05/21/29 (Call 02/21/29)	54	60,846
4.50%, 08/15/46 (Call 02/15/46)	15	18,120
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	31	35,695
Fiserv Inc. 3.20%, 07/01/26 (Call 05/01/26)	334	363,853
3.50%, 07/01/29 (Call 04/01/29)	175	192,776
3.85%, 06/01/25 (Call 03/01/25)	185	204,597
4.20%, 10/01/28 (Call 07/01/28)	33	37,897
4.40%, 07/01/49 (Call 01/01/49)	266	317,420
Microsoft Corp. 2.00%, 08/08/23 (Call 06/08/23)	1,338	1,391,132
2.13%, 11/15/22	630	650,450

SCHEDULE OF INVESTMENTS	93

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.38%, 05/01/23 (Call 02/01/23)(a)	$322	$335,125
2.40%, 08/08/26 (Call 05/08/26)	859	918,108
2.53%, 06/01/50 (Call 12/01/49)	472	444,176
2.65%, 11/03/22 (Call 09/03/22)	1,669	1,729,501
2.68%, 06/01/60 (Call 12/01/59)	317	297,701
2.70%, 02/12/25 (Call 11/12/24)	1,413	1,510,681
2.88%, 02/06/24 (Call 12/06/23)	1,100	1,176,307
3.13%, 11/03/25 (Call 08/03/25)	1,133	1,244,034
3.30%, 02/06/27 (Call 11/06/26)(a)	1,037	1,156,981
3.45%, 08/08/36 (Call 02/08/36)	341	393,848
3.50%, 02/12/35 (Call 08/12/34)	381	445,705
3.50%, 11/15/42	227	260,952
3.63%, 12/15/23 (Call 09/15/23)	805	873,369
3.70%, 08/08/46 (Call 02/08/46)	556	655,213
3.75%, 02/12/45 (Call 08/12/44)	215	253,552
3.95%, 08/08/56 (Call 02/08/56)	496	615,179
4.00%, 02/12/55 (Call 08/12/54)	65	80,848
4.10%, 02/06/37 (Call 08/06/36)	109	135,099
4.20%, 11/03/35 (Call 05/03/35)	504	628,755
4.25%, 02/06/47 (Call 08/06/46)	258	329,469
4.45%, 11/03/45 (Call 05/03/45)	195	255,852
4.50%, 10/01/40(a)	33	43,344
4.50%, 02/06/57 (Call 08/06/56)	105	143,499
Oracle Corp. 2.65%, 07/15/26 (Call 04/15/26)	493	527,855
2.80%, 04/01/27 (Call 02/01/27)	311	334,412
2.95%, 04/01/30 (Call 01/01/30)	125	133,771
3.25%, 11/15/27 (Call 08/15/27)	97	107,165
3.25%, 05/15/30 (Call 02/15/30)	134	146,849
3.60%, 04/01/40 (Call 10/01/39)	237	255,924
3.60%, 04/01/50 (Call 10/01/49)	347	363,600
3.80%, 11/15/37 (Call 05/15/37)(a)	135	151,663
3.85%, 07/15/36 (Call 01/15/36)	207	236,493
3.85%, 04/01/60 (Call 10/01/59)	394	425,603
3.90%, 05/15/35 (Call 11/15/34)	144	166,438
4.00%, 07/15/46 (Call 01/15/46)	320	354,349
4.00%, 11/15/47 (Call 05/15/47)	109	121,409
4.13%, 05/15/45 (Call 11/15/44)	147	168,000
4.30%, 07/08/34 (Call 01/08/34)	273	325,430
4.38%, 05/15/55 (Call 11/15/54)	110	130,726
4.50%, 07/08/44 (Call 01/08/44)	92	110,364
5.38%, 07/15/40	437	575,564
6.13%, 07/08/39	41	58,608
6.50%, 04/15/38	8	11,834
salesforce.com Inc. 3.25%, 04/11/23 (Call 03/11/23)	1,764	1,868,411
3.70%, 04/11/28 (Call 01/11/28)	1,268	1,444,341
VMware Inc. 2.95%, 08/21/22 (Call 07/21/22)(a)	684	707,625
3.90%, 08/21/27 (Call 05/21/27)	132	146,442
4.50%, 05/15/25 (Call 04/15/25)	113	127,152
4.65%, 05/15/27 (Call 03/15/27)	620	710,694
4.70%, 05/15/30 (Call 02/15/30)	351	409,796

		32,050,769

Telecommunications — 5.0%
America Movil SAB de CV 4.38%, 04/22/49 (Call 10/22/48)(a)	32	37,967
6.13%, 11/15/37	20	27,490
6.13%, 03/30/40	210	293,423
6.38%, 03/01/35	86	123,335

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc. 2.55%, 12/01/33 (Call 09/01/33)(c)	$541	$522,611
3.30%, 02/01/52 (Call 08/01/51)	142	128,175
3.50%, 09/15/53 (Call 03/15/53)(c)	805	739,610
3.50%, 02/01/61 (Call 08/01/60)	545	490,467
3.55%, 09/15/55 (Call 03/15/55)(c)	1,195	1,096,962
3.65%, 06/01/51 (Call 12/01/50)	230	222,244
3.65%, 09/15/59 (Call 03/15/59)(c)	825	761,813
3.80%, 02/15/27 (Call 11/15/26)	20	22,453
3.80%, 12/01/57 (Call 06/01/57)(c)	779	741,842
3.85%, 06/01/60 (Call 12/01/59)	137	131,445
4.10%, 02/15/28 (Call 11/15/27)	10	11,401
4.30%, 02/15/30 (Call 11/15/29)	572	655,157
4.30%, 12/15/42 (Call 06/15/42)	510	562,994
4.35%, 03/01/29 (Call 12/01/28)	260	299,889
4.50%, 05/15/35 (Call 11/15/34)	284	326,728
4.50%, 03/09/48 (Call 09/09/47)	240	263,189
4.55%, 03/09/49 (Call 09/09/48)	84	93,856
4.65%, 06/01/44 (Call 12/01/43)	5	5,666
4.75%, 05/15/46 (Call 11/15/45)	50	57,691
4.80%, 06/15/44 (Call 12/15/43)	20	23,102
4.85%, 03/01/39 (Call 09/01/38)(a)	210	247,430
4.85%, 07/15/45 (Call 01/15/45)	15	17,261
4.90%, 08/15/37 (Call 02/14/37)	10	11,938
4.90%, 06/15/42	5	5,913
5.15%, 03/15/42	340	414,725
5.15%, 11/15/46 (Call 05/15/46)	5	6,023
5.15%, 02/15/50 (Call 08/14/49)	125	150,186
5.25%, 03/01/37 (Call 09/01/36)	266	328,946
5.35%, 09/01/40	35	43,967
5.45%, 03/01/47 (Call 09/01/46)	75	92,801
5.55%, 08/15/41	33	41,605
5.65%, 02/15/47 (Call 08/15/46)	110	141,351
5.70%, 03/01/57 (Call 09/01/56)	54	68,795
6.00%, 08/15/40 (Call 05/15/40)	10	13,074
6.15%, 09/15/34	169	217,315
6.25%, 03/29/41	10	13,458
6.30%, 01/15/38	7	9,411
6.38%, 03/01/41	5	6,894
Bell Canada 4.30%, 07/29/49 (Call 01/29/49)	203	239,721
4.46%, 04/01/48 (Call 10/01/47)	109	132,469
British Telecommunications PLC 4.50%, 12/04/23 (Call 11/04/23)	270	297,996
5.13%, 12/04/28 (Call 09/04/28)(a)	200	241,070
9.63%, 12/15/30	1,023	1,621,557
Cisco Systems Inc. 2.20%, 09/20/23 (Call 07/20/23)(a)	277	290,044
2.50%, 09/20/26 (Call 06/20/26)	369	396,110
2.95%, 02/28/26	378	412,201
3.50%, 06/15/25(a)	181	201,147
3.63%, 03/04/24	156	171,004
5.50%, 01/15/40	503	710,211
5.90%, 02/15/39	356	518,268
Corning Inc. 3.90%, 11/15/49 (Call 05/15/49)	109	122,042
4.38%, 11/15/57 (Call 05/15/57)	294	334,481
4.70%, 03/15/37	50	58,181
4.75%, 03/15/42	76	91,553
5.35%, 11/15/48 (Call 05/15/48)	97	126,685

94	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.45%, 11/15/79 (Call 05/19/79)	$251	$322,789
5.75%, 08/15/40	15	19,645
5.85%, 11/15/68 (Call 05/15/68)(a)	79	109,173
Deutsche Telekom International Finance BV 8.75%, 06/15/30	265	402,061
9.25%, 06/01/32	38	62,640
Juniper Networks Inc. 3.75%, 08/15/29 (Call 05/15/29)(a)	225	248,110
5.95%, 03/15/41	90	113,077
Koninklijke KPN NV, 8.38%, 10/01/30(a)	514	730,723
Motorola Solutions Inc. 3.50%, 03/01/23	102	107,250
4.00%, 09/01/24	280	310,050
4.60%, 02/23/28 (Call 11/23/27)	405	472,441
4.60%, 05/23/29 (Call 02/23/29)	236	274,843
5.50%, 09/01/44	213	262,367
Orange SA 5.38%, 01/13/42	404	542,079
5.50%, 02/06/44 (Call 08/06/43)	148	203,254
9.00%, 03/01/31	874	1,390,805
Rogers Communications Inc. 2.90%, 11/15/26 (Call 08/15/26)	236	255,770
3.00%, 03/15/23 (Call 12/15/22)	168	175,725
3.63%, 12/15/25 (Call 09/15/25)	408	452,378
3.70%, 11/15/49 (Call 05/15/49)	310	333,535
4.10%, 10/01/23 (Call 07/01/23)	301	326,112
4.30%, 02/15/48 (Call 08/15/47)	28	32,777
4.35%, 05/01/49 (Call 11/01/48)	188	222,710
4.50%, 03/15/43 (Call 09/15/42)	65	76,549
5.00%, 03/15/44 (Call 09/15/43)	247	314,258
5.45%, 10/01/43 (Call 04/01/43)	140	186,707
7.50%, 08/15/38	15	22,921
Telefonica Emisiones SA 4.10%, 03/08/27	197	222,663
4.57%, 04/27/23	132	143,332
4.67%, 03/06/38	25	28,556
4.90%, 03/06/48	48	55,253
5.21%, 03/08/47	303	364,306
5.52%, 03/01/49 (Call 09/01/48)	160	201,128
7.05%, 06/20/36	239	340,391
Telefonica Europe BV, 8.25%, 09/15/30	207	301,404
TELUS Corp. 2.80%, 02/16/27 (Call 11/16/26)	510	554,207
3.70%, 09/15/27 (Call 06/15/27)	502	569,835
4.30%, 06/15/49 (Call 12/15/48)	287	335,147
4.60%, 11/16/48 (Call 05/16/48)	294	357,448
T-Mobile USA Inc. 3.00%, 02/15/41 (Call 08/15/40)(c)	118	112,061
3.30%, 02/15/51 (Call 08/15/50)(c)	127	119,035
3.60%, 11/15/60 (Call 05/15/60)(c)	30	28,766
3.75%, 04/15/27 (Call 02/15/27)(c)	371	409,732
3.88%, 04/15/30 (Call 01/15/30)(c)	203	224,199
4.38%, 04/15/40 (Call 10/15/39)(c)	307	347,825
4.50%, 04/15/50 (Call 10/15/49)(c)	415	467,008
Verizon Communications Inc. 2.63%, 08/15/26	109	116,336
2.88%, 11/20/50 (Call 05/20/50)	259	235,788
2.99%, 10/30/56 (Call 04/30/56)(c)	1,063	962,663
3.00%, 03/22/27 (Call 01/22/27)	105	113,838
3.00%, 11/20/60 (Call 05/20/60)	260	233,576

Security	Par (000)	Value

Telecommunications (continued)
3.15%, 03/22/30 (Call 12/22/29)	$84	$90,126
3.38%, 02/15/25	147	160,564
3.50%, 11/01/24 (Call 08/01/24)	143	156,236
3.85%, 11/01/42 (Call 05/01/42)	236	260,346
3.88%, 02/08/29 (Call 11/08/28)	70	79,511
4.00%, 03/22/50 (Call 09/22/49)	284	312,221
4.02%, 12/03/29 (Call 09/03/29)	144	165,018
4.13%, 03/16/27	199	229,602
4.13%, 08/15/46(a)	95	107,124
4.27%, 01/15/36	423	491,966
4.33%, 09/21/28	106	123,358
4.40%, 11/01/34 (Call 05/01/34)	230	273,155
4.50%, 08/10/33	538	642,307
4.52%, 09/15/48	307	364,056
4.67%, 03/15/55	219	266,212
4.75%, 11/01/41	534	654,257
4.81%, 03/15/39	353	435,613
4.86%, 08/21/46	555	685,564
5.01%, 04/15/49	111	140,958
5.01%, 08/21/54	50	63,900
5.25%, 03/16/37	100	128,734
7.75%, 12/01/30	5	7,321
Vodafone Group PLC 2.50%, 09/26/22(a)	344	355,152
2.95%, 02/19/23	788	826,037
3.75%, 01/16/24	379	413,129
4.13%, 05/30/25	528	593,646
4.25%, 09/17/50	319	358,821
4.38%, 05/30/28	297	347,944
4.38%, 02/19/43	207	239,576
4.88%, 06/19/49	178	218,500
5.00%, 05/30/38	301	374,026
5.13%, 06/19/59	55	70,441
5.25%, 05/30/48	473	610,151
6.15%, 02/27/37	300	411,813
6.25%, 11/30/32	108	144,612
7.88%, 02/15/30	222	318,910

		41,371,496

Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	5	5,504

Toys, Games & Hobbies — 0.2%
Hasbro Inc. 2.60%, 11/19/22(a)	115	118,912
3.00%, 11/19/24 (Call 10/19/24)	82	87,989
3.50%, 09/15/27 (Call 06/15/27)(a)	222	241,274
3.55%, 11/19/26 (Call 09/19/26)	228	249,542
3.90%, 11/19/29 (Call 08/19/29)	255	280,676
5.10%, 05/15/44 (Call 11/15/43)(a)	322	369,424
6.35%, 03/15/40	178	233,590

		1,581,407

Transportation — 2.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(b)	65	74,781
Burlington Northern Santa Fe LLC 3.05%, 02/15/51 (Call 08/15/50)	9	9,142
3.55%, 02/15/50 (Call 08/15/49)	102	112,538
3.90%, 08/01/46 (Call 02/01/46)	115	132,578
4.05%, 06/15/48 (Call 12/15/47)	150	176,775
4.13%, 06/15/47 (Call 12/15/46)	30	35,935
4.15%, 04/01/45 (Call 10/01/44)	110	130,458

SCHEDULE OF INVESTMENTS	95

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.15%, 12/15/48 (Call 06/15/48)	$83	$99,661
4.38%, 09/01/42 (Call 03/01/42)(a)	90	109,680
4.40%, 03/15/42 (Call 09/15/41)	35	42,510
4.45%, 03/15/43 (Call 09/15/42)	175	215,715
4.55%, 09/01/44 (Call 03/01/44)	42	52,696
4.70%, 09/01/45 (Call 03/01/45)	5	6,446
4.90%, 04/01/44 (Call 10/01/43)	127	165,784
5.15%, 09/01/43 (Call 03/01/43)	52	69,684
5.40%, 06/01/41 (Call 12/01/40)	25	34,010
5.75%, 05/01/40 (Call 11/01/39)	30	41,974
Canadian National Railway Co. 3.20%, 08/02/46 (Call 02/02/46)	95	100,655
3.65%, 02/03/48 (Call 08/03/47)	278	316,003
4.45%, 01/20/49 (Call 07/20/48)(a)	104	133,906
6.20%, 06/01/36	93	134,881
6.25%, 08/01/34(a)	25	36,238
6.38%, 11/15/37	75	111,200
Canadian Pacific Railway Co. 2.05%, 03/05/30 (Call 12/05/29)	351	352,730
2.90%, 02/01/25 (Call 11/01/24)	132	141,041
4.00%, 06/01/28 (Call 03/01/28)(a)	129	147,474
4.80%, 09/15/35 (Call 03/15/35)	28	35,173
4.80%, 08/01/45 (Call 02/01/45)	53	68,316
5.95%, 05/15/37	46	64,632
6.13%, 09/15/2115 (Call 03/15/2115)	73	113,464
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	147	168,649
CSX Corp. 2.40%, 02/15/30 (Call 11/15/29)	166	172,491
2.60%, 11/01/26 (Call 08/01/26)	38	40,816
3.25%, 06/01/27 (Call 03/01/27)	281	310,320
3.35%, 11/01/25 (Call 08/01/25)	34	37,439
3.35%, 09/15/49 (Call 03/15/49)	91	94,339
3.40%, 08/01/24 (Call 05/01/24)	77	83,768
3.80%, 03/01/28 (Call 12/01/27)	149	168,197
3.80%, 11/01/46 (Call 05/01/46)	133	147,630
3.80%, 04/15/50 (Call 10/15/49)	285	319,422
3.95%, 05/01/50 (Call 11/01/49)	274	310,239
4.10%, 03/15/44 (Call 09/15/43)	141	161,805
4.25%, 03/15/29 (Call 12/15/28)	293	342,353
4.25%, 11/01/66 (Call 05/01/66)	97	116,494
4.30%, 03/01/48 (Call 09/01/47)	225	267,995
4.40%, 03/01/43 (Call 09/01/42)	214	253,603
4.50%, 03/15/49 (Call 09/15/48)	38	45,890
4.50%, 08/01/54 (Call 02/01/54)	45	55,171
4.65%, 03/01/68 (Call 09/01/67)	28	35,362
4.75%, 05/30/42 (Call 11/30/41)	119	149,024
4.75%, 11/15/48 (Call 05/15/48)	95	117,134
5.50%, 04/15/41 (Call 10/15/40)	77	101,852
6.00%, 10/01/36	40	55,723
6.15%, 05/01/37	298	416,369
6.22%, 04/30/40	23	33,365
FedEx Corp. 3.10%, 08/05/29 (Call 05/05/29)(a)	150	161,299
3.30%, 03/15/27 (Call 12/15/26)	107	117,475
3.40%, 02/15/28 (Call 11/15/27)(a)	22	24,269
3.88%, 08/01/42	37	40,267
3.90%, 02/01/35(a)	143	162,635
4.05%, 02/15/48 (Call 08/15/47)	219	240,679
4.10%, 04/15/43	37	40,901

Security	Par (000)	Value

Transportation (continued)
4.10%, 02/01/45	$82	$90,067
4.20%, 10/17/28 (Call 07/17/28)	61	70,908
4.25%, 05/15/30 (Call 02/15/30)(a)	140	162,924
4.40%, 01/15/47 (Call 07/15/46)	126	145,047
4.55%, 04/01/46 (Call 10/01/45)	285	332,891
4.75%, 11/15/45 (Call 05/15/45)	188	226,640
4.90%, 01/15/34	18	22,299
4.95%, 10/17/48 (Call 04/17/48)	140	173,298
5.10%, 01/15/44	66	82,437
5.25%, 05/15/50 (Call 11/15/49)	241	311,097
Kansas City Southern 2.88%, 11/15/29 (Call 08/15/29)	385	401,844
3.00%, 05/15/23 (Call 02/15/23)	25	26,074
3.50%, 05/01/50 (Call 11/01/49)	200	207,008
4.20%, 11/15/69 (Call 05/15/69)	60	65,168
4.30%, 05/15/43 (Call 11/15/42)	115	132,868
4.70%, 05/01/48 (Call 11/01/47)	401	474,026
4.95%, 08/15/45 (Call 02/15/45)	421	513,830
Norfolk Southern Corp. 2.55%, 11/01/29 (Call 08/01/29)	181	189,416
2.90%, 02/15/23 (Call 11/15/22)	426	444,190
2.90%, 06/15/26 (Call 03/15/26)	253	274,328
3.15%, 06/01/27 (Call 03/01/27)	21	23,004
3.40%, 11/01/49 (Call 05/01/49)	84	87,569
3.65%, 08/01/25 (Call 06/01/25)	193	213,028
3.80%, 08/01/28 (Call 05/01/28)	107	121,696
3.85%, 01/15/24 (Call 10/15/23)(a)	35	37,932
3.94%, 11/01/47 (Call 05/01/47)	129	145,566
3.95%, 10/01/42 (Call 04/01/42)	36	41,392
4.05%, 08/15/52 (Call 02/15/52)	214	245,728
4.10%, 05/15/49 (Call 11/15/48)	135	157,109
4.15%, 02/28/48 (Call 08/28/47)	83	96,943
4.45%, 06/15/45 (Call 12/15/44)	58	70,181
4.65%, 01/15/46 (Call 07/15/45)	197	238,849
4.84%, 10/01/41	96	122,066
Ryder System Inc. 2.50%, 09/01/22 (Call 08/01/22)	47	48,350
2.50%, 09/01/24 (Call 08/01/24)	69	72,982
2.88%, 06/01/22 (Call 05/01/22)	115	118,277
2.90%, 12/01/26 (Call 10/01/26)	205	221,677
3.40%, 03/01/23 (Call 02/01/23)	199	209,925
3.65%, 03/18/24 (Call 02/18/24)	16	17,406
3.75%, 06/09/23 (Call 05/09/23)(a)	166	177,827
3.88%, 12/01/23 (Call 11/01/23)	69	74,915
4.63%, 06/01/25 (Call 05/01/25)	340	386,883
Union Pacific Corp. 2.40%, 02/05/30 (Call 11/05/29)	90	92,962
3.25%, 02/05/50 (Call 08/05/49)	408	421,240
3.35%, 08/15/46 (Call 02/15/46)	43	44,483
3.38%, 02/01/35 (Call 08/01/34)	20	22,005
3.55%, 08/15/39 (Call 02/15/39)	105	115,310
3.70%, 03/01/29 (Call 12/01/28)	128	144,493
3.75%, 02/05/70 (Call 08/05/69)	253	268,739
3.80%, 10/01/51 (Call 04/01/51)	256	288,346
3.84%, 03/20/60 (Call 09/20/59)	45	50,506
3.88%, 02/01/55 (Call 08/01/54)	158	173,021
3.95%, 09/10/28 (Call 06/10/28)	116	132,984
3.95%, 08/15/59 (Call 02/15/59)	73	83,117
4.00%, 04/15/47 (Call 10/15/46)	163	186,619
4.05%, 11/15/45 (Call 05/15/45)	37	42,393

96	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.05%, 03/01/46 (Call 09/01/45)	$103	$117,836
4.10%, 09/15/67 (Call 03/15/67)	51	58,949
4.15%, 01/15/45 (Call 07/15/44)	33	38,032
4.30%, 03/01/49 (Call 09/01/48)	218	261,284
4.38%, 09/10/38 (Call 03/10/38)	20	23,973
4.38%, 11/15/65 (Call 05/15/65)	102	122,933
4.50%, 09/10/48 (Call 03/10/48)	143	173,756
United Parcel Service Inc. 2.50%, 09/01/29 (Call 06/01/29)(a)	34	35,710
3.40%, 03/15/29 (Call 12/15/28)	90	100,312
3.40%, 11/15/46 (Call 05/15/46)	105	114,511
3.40%, 09/01/49 (Call 03/01/49)	276	294,917
3.63%, 10/01/42	71	78,934
3.75%, 11/15/47 (Call 05/15/47)	91	101,388
4.25%, 03/15/49 (Call 09/15/48)	136	162,615
4.45%, 04/01/30 (Call 01/01/30)	85	102,364
4.88%, 11/15/40 (Call 05/15/40)	41	52,858
5.20%, 04/01/40 (Call 10/01/39)	145	193,081
5.30%, 04/01/50 (Call 10/01/49)	158	219,086
6.20%, 01/15/38	340	486,686

		20,140,163

Trucking & Leasing — 0.1%
GATX Corp. 3.25%, 03/30/25 (Call 12/30/24)	23	24,704
3.50%, 03/15/28 (Call 12/15/27)	102	111,960
3.85%, 03/30/27 (Call 12/30/26)	33	36,922
4.35%, 02/15/24 (Call 01/15/24)	104	114,213
4.55%, 11/07/28 (Call 08/07/28)	123	144,242
4.70%, 04/01/29 (Call 01/01/29)(a)	165	194,743
5.20%, 03/15/44 (Call 09/15/43)	30	38,098

		664,882

Water — 0.4%
American Water Capital Corp. 2.80%, 05/01/30 (Call 02/01/30)	181	192,240
2.95%, 09/01/27 (Call 06/01/27)	118	128,198
3.40%, 03/01/25 (Call 12/01/24)	65	70,725
3.45%, 06/01/29 (Call 03/01/29)	91	101,559
3.45%, 05/01/50 (Call 11/01/49)	318	344,550
3.75%, 09/01/28 (Call 06/01/28)(a)	98	111,114
3.75%, 09/01/47 (Call 03/01/47)	309	349,275
4.00%, 12/01/46 (Call 06/01/46)	64	74,575
4.15%, 06/01/49 (Call 12/01/48)	108	129,794
4.20%, 09/01/48 (Call 03/01/48)(a)	212	256,469

Security	Par/ Shares (000)	Value

Water (continued)
4.30%, 12/01/42 (Call 06/01/42)	$219	$262,623
4.30%, 09/01/45 (Call 03/01/45)	30	35,984
6.59%, 10/15/37	157	230,927
Essential Utilities Inc. 2.70%, 04/15/30 (Call 01/15/30)	219	228,150
3.35%, 04/15/50 (Call 10/15/49)	277	283,570
3.57%, 05/01/29 (Call 02/01/29)	121	133,769
4.28%, 05/01/49 (Call 11/01/48)	108	126,711

		3,060,233

Total Corporate Bonds & Notes — 98.4% (Cost: $817,921,717)		815,047,780

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	46,101	46,128,945
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,090	3,090,000

		49,218,945

Total Short-Term Investments — 6.0% (Cost: $49,217,137)		49,218,945

Total Investments in Securities — 104.4% (Cost: $867,138,854)		864,266,725

Other Assets, Less Liabilities — (4.4)%		(36,329,083)

Net Assets — 100.0%		$827,937,642

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

						Change in		Shares
						Unrealized		Held at			Capital Gain
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	02/28/21			Distributions from
Affiliated Issuer	02/29/20	at Cost		from Sales	Gain (Loss)	(Depreciation)	02/28/21	(000)	Income		Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,602,186	$38,537,622	(a)	$—	$(10,894)	$31	$46,128,945	46,101	$59,892	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,266,000	824,000	(a)	—	—	—	3,090,000	3,090	7,742		—

					$(10,894)	$31	$49,218,945		$67,634		$—

SCHEDULE OF INVESTMENTS	97

Schedule of Investments (continued) February 28, 2021	iShares® ESG Aware USD Corporate Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$815,047,780	$—	$815,047,780
Money Market Funds	49,218,945	—	—	49,218,945

	$49,218,945	$815,047,780	$—	$864,266,725

See notes to financial statements.

98	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

February 28, 2021

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$634,226,699	$1,169,277,155	$815,047,780
Affiliated(c)	35,475,474	206,205,772	49,218,945
Cash	5,925	—	8,311
Receivables:
Investments sold	18,760,226	43,649	20,316,065
Securities lending income — Affiliated	3,910	1,457	7,047
TBA sales commitments	—	56,328,140	—
Capital shares sold	33,599	1,340,727	51,325
Dividends	71	23,269	36
Interest	5,160,006	5,080,027	7,815,888

Total assets	693,665,910	1,438,300,196	892,465,397

LIABILITIES
Bank overdraft	—	18,389	—
Collateral on securities loaned, at value	29,262,213	31,565,370	46,138,209
TBA sales commitments, at value(d)	—	56,135,002	—
Payables:
Investments purchased	11,859,637	229,465,539	18,276,996
Investment advisory fees	57,762	71,379	112,550

Total liabilities	41,179,612	317,255,679	64,527,755

NET ASSETS	$652,486,298	$1,121,044,517	$827,937,642

NET ASSETS CONSIST OF:
Paid-in capital	$643,713,553	$1,127,570,500	$828,225,093
Accumulated earnings (loss)	8,772,745	(6,525,983)	(287,451)

NET ASSETS	$652,486,298	$1,121,044,517	$827,937,642

Shares outstanding	25,050,000	20,300,000	30,200,000

Net asset value	$26.05	$55.22	$27.42

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$28,444,749	$31,427,188	$45,212,687
(b) Investments, at cost — Unaffiliated	$626,360,008	$1,176,289,402	$817,921,717
(c) Investments, at cost — Affiliated	$35,469,129	$206,194,930	$49,217,137
(d) Proceeds from TBA sales commitments	$—	$56,328,140	$—

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Operations

Year Ended February 28, 2021

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$12,945	$337,375	$7,742
Interest — Unaffiliated	6,963,815	6,961,713	10,250,246
Securities lending income — Affiliated — net	52,963	7,447	59,892
Other income — Unaffiliated	—	102	449

Total investment income	7,029,723	7,306,637	10,318,329

EXPENSES
Investment advisory fees	468,841	522,145	823,272
Miscellaneous	264	264	264

Total expenses	469,105	522,409	823,536

Less:
Investment advisory fees waived	—	(84,769)	—

Total expenses after fees waived	469,105	437,640	823,536

Net investment income	6,560,618	6,868,997	9,494,793

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	524,704	625,417	1,377,325
Investments — Affiliated	(8,598)	(47,478)	(10,894)
In-kind redemptions — Unaffiliated	61,583	—	94,994

Net realized gain	577,689	577,939	1,461,425

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,348,511	(16,573,210)	(9,011,943)
Investments — Affiliated	3,863	2,223	31

Net change in unrealized appreciation (depreciation)	2,352,374	(16,570,987)	(9,011,912)

Net realized and unrealized gain (loss)	2,930,063	(15,993,048)	(7,550,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,490,681	$(9,124,051)	$1,944,306

See notes to financial statements.

100	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/21	02/29/20	02/28/21	02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,560,618	$3,606,585	$6,868,997	$2,680,298
Net realized gain	577,689	296,528	577,939	587,269
Net change in unrealized appreciation (depreciation)	2,352,374	5,348,343	(16,570,987)	8,687,257

Net increase (decrease) in net assets resulting from operations	9,490,681	9,251,456	(9,124,051)	11,954,824

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,717,241)	(3,360,749)	(7,832,895)	(2,800,466)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	378,135,781	195,232,994	916,315,593	156,160,859

NET ASSETS
Total increase in net assets	380,909,221	201,123,701	899,358,647	165,315,217
Beginning of year	271,577,077	70,453,376	221,685,870	56,370,653

End of year	$652,486,298	$271,577,077	$1,121,044,517	$221,685,870

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets  (continued)

	iShares ESG Aware USD Corporate Bond ETF
	Year Ended	Year Ended
	02/28/21	02/29/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,494,793	$1,852,908
Net realized gain	1,461,425	710,804
Net change in unrealized appreciation (depreciation)	(9,011,912)	6,353,774

Net increase in net assets resulting from operations	1,944,306	8,917,486

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,539,323)	(1,632,739)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	707,577,839	94,146,137

NET ASSETS
Total increase in net assets	700,982,822	101,430,884
Beginning of year	126,954,820	25,523,936

End of year	$827,937,642	$126,954,820

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

102	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF

				Period From
	Year Ended	Year Ended	Year Ended	07/11/17	(a)
	02/28/21	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$25.74	$24.72	$24.60	$25.00

Net investment income(b)	0.44	0.70	0.72	0.35
Net realized and unrealized gain (loss)(c)	0.35	1.02	0.06		(0.47)

Net increase (decrease) from investment operations	0.79	1.72	0.78		(0.12)

Distributions(d)
From net investment income	(0.47)	(0.70)	(0.66)		(0.28)
From net realized gain	(0.01)	—	—	—

Total distributions	(0.48)	(0.70)	(0.66)		(0.28)

Net asset value, end of period	$26.05	$25.74	$24.72	$24.60

Total Return
Based on net asset value	3.07%	7.07%	3.23%	(0.47	)%(e)

Ratios to Average Net Assets
Total expenses	0.12%	0.12%	0.12%	0.12	%(f)

Net investment income	1.68%	2.75%	2.93%	2.20	%(f)

Supplemental Data
Net assets, end of period (000)	$652,486	$271,577	$70,453	$24,603

Portfolio turnover rate(g)	38%	24%	29%	30	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF

			Period From
	Year Ended	Year Ended	10/18/18	(a)
	02/28/21	02/29/20	to 02/28/19

Net asset value, beginning of period	$55.42	$51.25	$50.00

Net investment income(b)	0.74	1.44	0.60
Net realized and unrealized gain(c)	0.04	4.38	1.12

Net increase from investment operations	0.78	5.82	1.72

Distributions(d)
From net investment income	(0.87)	(1.48)		(0.47)
From net realized gain	(0.11)	(0.17)	—

Total distributions	(0.98)	(1.65)		(0.47)

Net asset value, end of period	$55.22	$55.42	$51.25

Total Return
Based on net asset value	1.39%	11.52%	3.46	%(e)

Ratios to Average Net Assets
Total expenses	0.10%	0.10%	0.10	%(f)

Total expenses after fees waived	0.08%	0.09%	0.09	%(f)

Net investment income	1.32%	2.69%	3.21	%(f)

Supplemental Data
Net assets, end of period (000)	$1,121,045	$221,686	$56,371

Portfolio turnover rate(g)(h)	384%	266%	99	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

104	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF

				Period From
	Year Ended	Year Ended	Year Ended	07/11/17	(a)
	02/28/21	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$27.30	$24.31	$24.56	$24.98

Net investment income(b)	0.58	0.82	0.84	0.46
Net realized and unrealized gain (loss)(c)	0.14	2.97	(0.28)		(0.48)

Net increase (decrease) from investment operations	0.72	3.79	0.56		(0.02)

Distributions(d)
From net investment income	(0.60)	(0.80)	(0.81)		(0.40)

Total distributions	(0.60)	(0.80)	(0.81)		(0.40)

Net asset value, end of period	$27.42	$27.30	$24.31	$24.56

Total Return
Based on net asset value	2.64%	15.85%	2.35%	(0.11	)%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18%	0.18	%(f)

Net investment income	2.08%	3.14%	3.48%	2.90	%(f)

Supplemental Data
Net assets, end of period (000)	$827,938	$126,955	$25,524	$12,279

Portfolio turnover rate(g)	25%	11%	20%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Aware 1-5 Year USD Corporate Bond(a)(b)	Diversified
ESG Aware U.S. Aggregate Bond(c)	Diversified
ESG Aware USD Corporate Bond(b)(d)	Diversified

(a)	Formerly the iShares ESG 1-5 Year USD Corporate Bond ETF
(b)	The Fund’s classification changed from non-diversified to diversified during the reporting period.
(c)	Formerly the iShares ESG U.S. Aggregate Bond ETF.
(d)	Formerly the iShares ESG USD Corporate Bond ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., TBA sales commitments) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

106	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (continued)

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$1,862,382	$1,862,382		$—	$—
BNP Paribas Securities Corp.	445,640	445,640		—	—
BofA Securities, Inc.	1,828,990	1,828,990		—	—
Citigroup Global Markets Inc.	6,192,456	6,192,456		—	—
Credit Suisse Securities (USA) LLC	1,051,974	1,051,974		—	—
JPMorgan Securities LLC	11,370,195	11,370,195		—	—
Morgan Stanley & Co. LLC	2,478,418	2,478,418		—	—
Pershing LLC	228,225	228,225		—	—
Scotia Capital (USA) Inc.	126,993	126,993		—	—
TD Prime Services LLC	311,024	311,024		—	—
Wells Fargo Securities LLC	2,548,452	2,548,452		—	—

	$28,444,749	$28,444,749		$—	$—

108	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware U.S. Aggregate Bond
Barclays Capital Inc.	$57,457	$57,457		$—	$—
Citigroup Global Markets Inc.	3,315,982	3,315,982		—	—
HSBC Securities (USA) Inc.	1,934,213	1,934,213		—	—
JPMorgan Securities LLC	26,119,536	26,119,536		—	—

	$31,427,188	$31,427,188		$—	$—

ESG Aware USD Corporate Bond
Barclays Bank PLC	$9,037,904	$9,037,904		$—	$—
BNP Paribas Securities Corp.	27,853	27,853		—	—
BofA Securities, Inc.	3,586,380	3,586,380		—	—
Citadel Clearing LLC	360,176	360,176		—	—
Citigroup Global Markets Inc.	3,721,973	3,721,973		—	—
Credit Suisse Securities (USA) LLC	3,873,075	3,873,075		—	—
Jefferies LLC	36,971	36,971		—	—
JPMorgan Securities LLC	14,063,354	14,063,354		—	—
Morgan Stanley & Co. LLC	7,882,833	7,882,833		—	—
Pershing LLC	378,229	378,229		—	—
Scotia Capital (USA) Inc.	58,115	58,115		—	—
Wells Fargo Bank, National Association	325,154	325,154		—	—
Wells Fargo Securities LLC	1,860,670	1,860,670		—	—

	$45,212,687	$45,212,687		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
ESG Aware U.S. Aggregate Bond	$84,769

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements   (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG Aware 1-5 Year USD Corporate Bond	$16,892
ESG Aware U.S. Aggregate Bond	2,890
ESG Aware USD Corporate Bond	20,626

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Aware 1-5 Year USD Corporate Bond	$—	$1,073,620	$21,372
ESG Aware U.S. Aggregate Bond	—	412,975	(14,232)
ESG Aware USD Corporate Bond	—	1,182,328	(6,259)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$152,668,282	$148,827,885
ESG Aware U.S. Aggregate Bond	2,252,614,568	1,995,622,318	44,482,817	29,762,932
ESG Aware USD Corporate Bond	—	—	161,940,131	112,213,273

For the year ended February 28, 2021, in-kind transactions were as follows:

110	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware 1-5 Year USD Corporate Bond	$394,264,943	$23,266,463
ESG Aware U.S. Aggregate Bond	641,899,482	—
ESG Aware USD Corporate Bond	667,085,972	11,763,998

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2021, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, undistributed capital gains and certain deemed distributions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
ESG Aware 1-5 Year USD Corporate Bond	$82,768	$(82,768)
ESG Aware USD Corporate Bond	143,903	(143,903)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/21	Year Ended 02/29/20
ESG Aware 1-5 Year USD Corporate Bond
Ordinary income	$6,629,211	$3,360,749
Long-term capital gains	88,030	—

	$6,717,241	$3,360,749

ESG Aware U.S. Aggregate Bond
Ordinary income	$6,912,434	$2,796,640
Long-term capital gains	920,461	3,826

	$7,832,895	$2,800,466

ESG Aware USD Corporate Bond
Ordinary income	$8,539,323	$1,632,739

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses) (a)	Qualified Late-Year Losses	(b)	Total
ESG Aware 1-5 Year USD Corporate Bond	$671,205	$483,169	$7,618,371	$—		$8,772,745
ESG Aware U.S. Aggregate Bond	710,894	—	(6,978,395)	(258,482)		(6,525,983)
ESG Aware USD Corporate Bond	2,208,384	564,804	(3,060,639)	—		(287,451)

(a)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

(b)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware 1-5 Year USD Corporate Bond	$662,083,802	$8,598,456	$(980,085)	$7,618,371
ESG Aware U.S. Aggregate Bond	1,383,054,713	8,445,771	(16,017,557)	(7,571,786)
ESG Aware USD Corporate Bond	867,327,364	8,528,827	(11,589,466)	(3,060,639)

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements  (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

112	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/21		Year Ended 02/29/20
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware 1-5 Year USD Corporate Bond
Shares sold	15,500,000	$402,971,344	7,700,000	$195,232,994
Shares redeemed	(1,000,000)	(24,835,563)	—	—

Net increase	14,500,000	$378,135,781	7,700,000	$195,232,994

ESG Aware U.S. Aggregate Bond
Shares sold	16,300,000	$916,315,593	2,900,000	$156,160,859

ESG Aware USD Corporate Bond
Shares sold	26,050,000	$720,176,095	4,000,000	$105,045,461
Shares redeemed	(500,000)	(12,598,256)	(400,000)	(10,899,324)

Net increase	25,550,000	$707,577,839	3,600,000	$94,146,137

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	113

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares ESG Aware 1-5 Year USD Corporate Bond ETF,

iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

114	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends
ESG Aware 1-5 Year USD Corporate Bond	$6,796,599
ESG Aware U.S. Aggregate Bond	6,616,860
ESG Aware USD Corporate Bond	9,695,188

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
ESG Aware 1-5 Year USD Corporate Bond	$4,956,888
ESG Aware U.S. Aggregate Bond	6,084,188
ESG Aware USD Corporate Bond	7,886,884

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest
ESG Aware 1-5 Year USD Corporate Bond	$7,742
ESG Aware U.S. Aggregate Bond	1,964,260
ESG Aware USD Corporate Bond	4,562

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 28, 2021:

iShares ETF	Short-Term Capital Gain Dividends	20% Rate Long-Term Capital Gain Dividends
ESG Aware 1-5 Year USD Corporate Bond	$81,474	$109,215
ESG Aware U.S. Aggregate Bond	310,104	920,461
ESG Aware USD Corporate Bond	—	6,582

IMPORTANT TAX INFORMATION	115

Statement Regarding Liquidity Risk Management Program   (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

116	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
ESG Aware 1-5 Year USD Corporate Bond(a)	$0.470169	$0.009391	$0.001961	$0.481521	98%	2%	0	%(b)	100%
ESG Aware U.S. Aggregate Bond	0.872460	0.105177	—	0.977637	89	11	—		100
ESG Aware USD Corporate Bond	0.602216	—	—	0.602216	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 0.01%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

SUPPLEMENTAL INFORMATION	117

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

118	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

TRUSTEE AND OFFICER INFORMATION	119

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

120	2021 ISHARES ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

SCA	Svenska Celluosa Aktiebolaget

TBA	To-Be-Announced

GLOSSARY OF TERMS USED IN THIS REPORT	121

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-209-0221

FEBRUARY 28, 2021

2021 Annual Report

iShares Trust

•	iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 28, 2021 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.38% for the reporting period.

U.S. economic growth was highly volatile during the reporting period, reflecting the sudden economic impact of the coronavirus pandemic and the subsequent recovery. Growth was negative in the first two quarters of 2020, with annualized contractions of -5.0% and -31.4%, respectively, as the U.S. officially entered recession for the first time since the 2008 financial crisis.

Despite the continued presence of the coronavirus in the U.S., businesses and consumers adapted to the new conditions, and many states began to loosen restrictions on activity beginning May 2020. Along with a significant series of fiscal stimulus measures, easing restrictions led to a large increase in consumer spending as many commercial activities resumed, and government payments to individuals boosted household incomes. Consequently, the economy began to show signs of recovery, growing at an annualized rate of 33.4% and 4.1% in the third and fourth quarters of 2020, respectively.

In response to the pandemic and the subsequent economic downturn, the U.S. Federal Reserve (“Fed”) enacted two emergency decreases to short-term interest rates in March 2020, setting interest rates near zero for only the second time in history. The Fed further acted to stabilize bond markets by implementing an unlimited, open-ended, bond buying program for U.S. Treasuries and mortgage-backed securities. The Fed later widened its program by directly purchasing corporate bonds for the first time, including high-yield bonds. In August 2020, the Fed revised its long-standing inflation policy, allowing it to exceed its 2% target in order to stimulate the economy.

In February 2021 Congress began negotiating an additional large round of stimulus to accelerate economic growth and employment. This anticipated stimulus, alongside the ongoing economic recovery and the Fed’s new inflation policy, led investors to increase their expectations for inflation.

The pandemic-related volatility in the U.S. economy was reflected in bond yields (which are inversely related to prices). Corporate bond prices were significantly impacted by the economic disruption early in the reporting period. In March 2020, investors became concerned that sudden changes in consumer behavior could lead to a sharp increase in bankruptcies and downgrades, which drove a significant increase in corporate bond yields. Consequently, prices of corporate bonds declined sharply, particularly lower-rated investment-grade bonds. However, Fed actions to support the bond market drove a recovery in corporate bond prices amid record high issuance. Investment-grade bonds finished the reporting period with positive returns overall, benefiting from an improving economic outlook.

Securitized bonds also advanced, particularly mortgage-backed securities (“MBS”). The Fed announced open-ended MBS purchases in March 2020, providing significant support to the MBS market. Fed purchasing boosted prices throughout the reporting period despite increased refinancing activity due to low mortgage rates.

U.S. Treasury yields dropped significantly at the beginning of the reporting period, with the 10-year U.S. Treasury yield touching an all-time low in March 2020. However, as mass vaccinations began and the outlook for growth improved in early 2021, yields rose significantly. Higher inflation expectations near the end of the reporting period and record issuance of U.S. Treasuries weighed on bond prices, resulting in negative U.S. Treasury returns for the reporting period.

4	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF

Investment Objective

The iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated bonds that are rated either investment-grade or high-yield from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg Barclays MSCI US Universal Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(0.16)%
Fund Market	(0.22)
Index	(0.01)

The inception date of the Fund was 6/23/20. The first day of secondary market trading was 6/25/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$987.60	$0.49		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021 (continued)	iShares® ESG Advanced Total USD Bond Market ETF

Portfolio Management Commentary

U.S. Treasury and corporate investment-grade or high-yield bonds with positive environmental, social, and governance (“ESG”) characteristics posted a negative return for the abbreviated reporting period. Investor interest in the ESG attributes of companies continued to grow during the reporting period, even as the coronavirus pandemic disrupted financial markets. For many investors, the threat to public health from the coronavirus underscored the importance of a financial reporting system that accounts for the larger effects of company behavior on global social and environmental well-being. Analysts viewed the results of the U.S. election in November 2020 as paving the way for further investments in infrastructure and green projects. The new administration also began to review a U.S. Department of Labor rule that would curb investment in ESG products for possible reversal.

Corporate bonds provided the majority of the Index’s return. Bonds in the consumer cyclical sector were the leading contributors amid a recovery in consumer spending, driven in part by fiscal stimulus payments. Technology company bonds also contributed amid higher sales of smartphones, wearables, and cloud-based business software. Bonds issued by banks gained, as banks particularly benefited from the optimism surrounding the economic recovery and rising interest rates late in the reporting period.

On the downside, U.S. Treasuries detracted from the Index’s return. Yields (which move inversely to prices) for most U.S. Treasuries rose late in the reporting period, driven by improving economic conditions and renewed concerns about inflation.

In terms of relative performance, the Index slightly underperformed the broader market, as represented by the Bloomberg Barclays U.S. Universal Index. The Index invests only in bonds issued by companies with favorable ESG characteristics, with additional screens for involvement in controversial activities. Consequently, the Index achieved an ESG quality score that was 21.13% higher than the broader market, with 74.78% lower exposure to carbon intensive companies. Relative to the broader market, the Index held underweight positions in securitized and government-related bonds and an overweight position in U.S. Treasuries. A slight underweight position in corporate bonds and an underweight in government-related bonds drove the majority of the relative underperformance.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	58.3%
Aa	3.2
A	11.7
Baa	16.1
Ba	3.8
B	1.8
Caa	0.4
Ca	0.2
Not Rated	4.5

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments (a)
U.S. Government & Agency Obligations	59.7%
Corporate Bonds & Notes	34.8
Foreign Government Obligations	7.6
Collaterized Mortgage Obligations	1.2
TBA Sales Commitments	(3.3)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	$100	$112,136
Benchmark Mortgage Trust
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	106,007
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	97,154
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	150	162,944
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50	155	169,358
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	730	790,201
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	75	81,852
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 05/15/25)	172	188,701
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016- C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	100	111,611
UBS Commercial Mortgage Trust,
Series 2018-C13 ASB4.24%, 10/15/51 (Call 06/15/28)	100	114,745
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 02/15/27)	150	167,026
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45 (Call 04/15/23)	75	78,590
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	100	108,274

		2,288,599

Total Collaterized Mortgage Obligations — 1.2% (Cost: $2,311,004)		2,288,599

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(b)	25	25,279
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	25	25,452
4.20%, 06/01/30 (Call 03/01/30)	14	16,200
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	15	16,662
3.63%, 05/01/22	20	20,727
3.65%, 11/01/24 (Call 08/01/24)	48	52,532
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	15	14,551
4.63%, 03/15/30 (Call 03/15/25)(b)	10	9,895
5.00%, 08/15/27 (Call 08/15/22)(b)	20	20,341
6.25%, 06/15/25 (Call 06/15/22)(b)	20	21,235
WPP Finance 2010, 3.63%, 09/07/22	15	15,688

		238,562

Aerospace & Defense — 0.1%
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	30	31,986
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	20	21,836
5.90%, 02/01/27	30	34,555
5.95%, 02/01/37	10	12,029
6.75%, 01/15/28	5	5,937
6.88%, 05/01/25 (Call 04/01/25)	25	29,034

Security	Par (000)	Value

Aerospace & Defense (continued)
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(b)	$15	$15,177
5.38%, 05/01/26 (Call 05/01/21)(b)	10	10,238
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	50	56,001
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(b)	10	10,020
7.75%, 08/15/25 (Call 08/15/21)	10	9,810
8.88%, 06/01/24 (Call 02/01/23)(b)	20	22,247

		258,870

Agriculture — 0.0%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(b)	10	10,581

Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	15	15,863
4.88%, 05/15/26 (Call 02/15/26)(b)	20	21,572
5.38%, 05/15/25 (Call 05/15/22)(b)	35	37,083
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)	20	20,493
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	27,447
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	20	20,402
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	10	10,574
5.63%, 03/15/27 (Call 03/15/22)(b)	20	21,072
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(b)	15	16,032

		190,538

Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	20	19,147
5.88%, 06/01/29 (Call 06/01/24)(b)	40	43,608
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	45	43,101
2.60%, 09/01/50 (Call 03/01/50)	55	51,188
3.65%, 10/01/23 (Call 07/01/23)	50	53,809
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	50	53,059
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(b)	10	10,391
9.50%, 05/01/25 (Call 04/21/22)(b)	30	33,557
PACCAR Financial Corp.
0.35%, 08/11/23	25	25,002
2.00%, 09/26/22	25	25,669
2.30%, 08/10/22	25	25,725
2.65%, 05/10/22	25	25,699
2.65%, 04/06/23	25	26,253
2.85%, 03/01/22	25	25,658
3.40%, 08/09/23	25	26,821
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(b)	30	31,219
Toyota Motor Corp., 3.67%, 07/20/28	15	17,049
Toyota Motor Credit Corp.
0.50%, 08/14/23	25	25,077
1.15%, 05/26/22	25	25,260
1.80%, 02/13/25	20	20,685
2.15%, 09/08/22	75	77,137
2.80%, 07/13/22	50	51,717
2.90%, 03/30/23	25	26,323
3.05%, 01/11/28	15	16,394
3.20%, 01/11/27	5	5,531
3.38%, 04/01/30	15	16,674

8	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/21)(b)	$10	$10,230

		811,983

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)	15	15,454
6.25%, 03/15/26 (Call 03/15/21)	5	5,120
6.50%, 04/01/27 (Call 04/01/22)(c)	10	10,442
6.88%, 07/01/28 (Call 07/01/23)(c)	10	10,628
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	50	54,760
Aptiv PLC, 5.40%, 03/15/49 (Call 09/15/48)	20	25,191
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	50	52,941
4.38%, 03/15/45 (Call 09/15/44)	10	11,054
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(b)	10	8,686
13.00%, 06/01/24 (Call 06/01/22)(b)	25	28,774
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/21)(b)	5	5,155
6.50%, 06/01/26 (Call 06/01/21)(b)	15	15,665
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	5	5,240
5.63%, 06/15/28 (Call 06/15/23)	20	21,284
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	35	35,952
4.15%, 10/01/25 (Call 07/01/25)	50	56,247
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	10	10,189
6.25%, 06/01/25 (Call 06/01/22)(b)	10	10,665

		383,447

Banks — 7.2%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	150	170,766
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)	25	25,708
Bank of Communications Co. Ltd./Hong Kong, 1.04%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(d)	200	199,984
Bank of Montreal
1.85%, 05/01/25	75	77,478
2.05%, 11/01/22	25	25,725
2.35%, 09/11/22	35	36,131
2.50%, 06/28/24	284	301,372
2.55%, 11/06/22 (Call 10/06/22)	25	25,904
2.90%, 03/26/22	75	77,132
4.34%, 10/05/28 (Call 10/05/23)(a)	100	108,847
Series E, 3.30%, 02/05/24	75	80,887
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	20	21,303
2.66%, 05/16/23 (Call 05/16/22)(a)	75	77,104
2.80%, 05/04/26 (Call 02/04/26)	50	54,114
3.25%, 09/11/24 (Call 08/11/24)	25	27,296
3.25%, 05/16/27 (Call 02/16/27)	50	55,521
3.40%, 05/15/24 (Call 04/15/24)	50	54,470
3.44%, 02/07/28 (Call 02/07/27)(a)	25	28,036
3.45%, 08/11/23	50	53,792
3.50%, 04/28/23	25	26,705
3.85%, 04/28/28	25	28,922
Banque Federative du Credit Mutuel SA, 2.38%, 11/21/24(b)	220	232,175
BNP Paribas SA
4.38%, 05/12/26(b)	200	225,604
4.63%, 03/13/27(b)	300	344,772

Security	Par (000)	Value

Banks (continued)
BPCE SA
3.00%, 05/22/22(b)	$250	$258,087
4.63%, 09/12/28(b)	250	294,807
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	25	25,285
2.25%, 01/28/25	75	78,364
2.55%, 06/16/22	25	25,747
2.61%, 07/22/23 (Call 07/22/22)(a)	75	77,276
3.10%, 04/02/24	260	279,079
3.50%, 09/13/23	46	49,676
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(d)	200	216,292
CIMB Bank Bhd, 1.00%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(d)	200	200,494
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/25/26)	45	48,607
3.25%, 04/30/30 (Call 01/30/30)	60	65,300
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	25	26,869
Cooperatieve Rabobank U.A.
3.88%, 02/08/22	75	77,569
5.25%, 05/24/41	56	76,519
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	250	274,870
Cooperatieve Rabobank UA, 1.34%, 06/24/26 (Call 06/24/25)(a)(b)	250	251,315
DBS Group Holdings Ltd.
2.85%, 04/16/22(b)	200	205,398
4.52%, 12/11/28 (Call 12/11/23)(a)(b)	210	228,820
DIB Sukuk Ltd., 2.95%, 01/16/26(d)	200	210,322
DNB Bank ASA, 2.15%, 12/02/22(b)	200	206,456
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	12	12,190
2.55%, 02/04/30 (Call 01/04/30)	45	46,450
2.63%, 08/06/24 (Call 07/06/24)	149	158,315
4.00%, 05/15/25 (Call 04/15/25)	110	123,193
ING Groep NV, 4.10%, 10/02/23	200	218,326
KeyCorp
2.25%, 04/06/27	45	47,065
2.55%, 10/01/29	25	26,181
4.10%, 04/30/28	35	40,677
4.15%, 10/29/25	50	56,946
KfW
0.00%, 04/18/36(e)	25	18,513
0.25%, 10/19/23	100	99,857
0.75%, 09/30/30	50	46,743
1.38%, 08/05/24	10	10,312
1.63%, 02/15/23	50	51,384
1.75%, 08/22/22	20	20,464
1.75%, 09/14/29	25	25,727
2.00%, 09/29/22	50	51,440
2.00%, 05/02/25	52	54,959
2.13%, 03/07/22	20	20,396
2.13%, 01/17/23	125	129,511
2.50%, 02/15/22	35	35,776
2.50%, 11/20/24	115	123,382
2.63%, 02/28/24	180	192,123
2.88%, 05/05/22(d)	50	51,592
2.88%, 04/03/28	25	27,811
Korea Development Bank (The), 3.00%, 01/13/26	200	218,418
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	100	113,041

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	$10	$9,432
1.88%, 04/17/23(d)	25	25,872
2.00%, 01/13/25	128	135,036
2.38%, 01/23/24(d)	70	74,048
2.38%, 06/10/25	25	26,816
3.13%, 11/14/23	25	26,875
Series 37, 2.50%, 11/15/27	25	27,101
Series 40, 0.50%, 05/27/25	25	24,850
Lloyds Banking Group PLC
4.34%, 01/09/48	200	231,994
4.45%, 05/08/25	250	282,510
4.58%, 12/10/25	220	248,943
Macquarie Group Ltd., 3.76%, 11/28/28 (Call 11/28/27)(a)(b)	20	22,362
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	100	103,187
3.22%, 03/07/22	25	25,735
3.41%, 03/07/24	100	108,032
3.46%, 03/02/23	60	63,581
3.68%, 02/22/27	75	84,688
3.76%, 07/26/23	100	107,715
3.78%, 03/02/25	50	55,078
3.96%, 03/02/28	25	28,486
4.15%, 03/07/39	25	29,454
4.29%, 07/26/38	100	119,918
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	50	53,575
3.50%, 06/18/22	25	26,024
National Bank of Canada, 2.15%, 10/07/22(b)	250	257,035
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	35	35,082
2.38%, 08/02/22	25	25,743
3.15%, 05/03/29 (Call 02/03/29)	60	66,027
3.38%, 05/08/32 (Call 05/08/27)(a)	25	27,080
3.65%, 08/03/28 (Call 05/03/28)	25	28,311
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	50	49,061
1.50%, 02/12/25	50	51,894
2.88%, 03/13/23	10	10,536
3.13%, 11/07/23	80	85,918
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	50	52,878
2.55%, 01/22/30 (Call 10/24/29)	25	26,247
2.60%, 07/23/26 (Call 05/24/26)	75	80,500
3.15%, 05/19/27 (Call 04/19/27)	40	44,244
3.30%, 03/08/22 (Call 02/06/22)	25	25,710
3.45%, 04/23/29 (Call 01/23/29)	50	56,166
3.50%, 01/23/24 (Call 12/24/23)	60	65,119
QNB Finance Ltd., 2.63%, 05/12/25(d)	200	210,198
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	50	52,326
3.80%, 08/14/23 (Call 07/14/23)	105	113,045
7.38%, 12/10/37	25	37,048
Shinhan Bank Co. Ltd., 4.50%, 03/26/28(d)	200	227,240
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(d)	200	208,536
Societe Generale SA, 3.00%, 01/22/30(b)	200	207,536
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	50	53,087
2.65%, 05/19/26	25	27,088

Security	Par (000)	Value

Banks (continued)
3.03%, 11/01/34 (Call 11/01/29)(a)	$25	$26,526
3.30%, 12/16/24	29	31,951
3.55%, 08/18/25	25	27,822
4.14%, 12/03/29 (Call 12/03/28)(a)	25	29,253
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	250	259,887
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	60	58,595
2.70%, 07/16/24	200	212,944
2.75%, 01/15/30	200	210,172
2.78%, 10/18/22	75	77,931
3.10%, 01/17/23	50	52,528
3.20%, 09/17/29	100	106,047
3.36%, 07/12/27	85	93,919
3.78%, 03/09/26	50	55,926
3.94%, 10/16/23	50	54,504
3.94%, 07/19/28	10	11,388
Suncorp-Metway Ltd., 2.80%, 05/04/22(b)	25	25,721
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	35	37,696
Toronto-Dominion Bank (The), 3.25%, 03/11/24	100	107,993
Truist Bank
2.80%, 05/17/22 (Call 04/17/22)	25	25,711
3.20%, 04/01/24 (Call 03/01/24)	10	10,793
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	25	25,239
1.95%, 06/05/30 (Call 03/05/30)	10	10,045
2.20%, 03/16/23 (Call 02/13/23)	50	51,799
3.05%, 06/20/22 (Call 05/20/22)	105	108,537
3.70%, 06/05/25 (Call 05/05/25)	50	55,529
3.75%, 12/06/23 (Call 11/06/23)	35	38,102
Turkiye Is Bankasi AS, 6.00%, 10/24/22(d)	200	204,658

		13,633,875

Beverages — 0.9%
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	25	24,151
1.38%, 03/15/31 (Call 12/15/30)	60	57,182
1.45%, 06/01/27	115	115,690
1.65%, 06/01/30	25	24,513
1.75%, 09/06/24	65	67,809
2.13%, 09/06/29	50	51,220
2.25%, 09/01/26	40	42,579
2.50%, 04/01/23	15	15,703
2.50%, 06/01/40	10	9,745
2.50%, 03/15/51 (Call 09/15/50)	15	13,862
2.55%, 06/01/26	35	37,736
2.60%, 06/01/50	25	23,661
2.75%, 06/01/60	5	4,774
2.88%, 10/27/25	15	16,338
2.90%, 05/25/27	20	21,853
2.95%, 03/25/25	90	97,420
3.20%, 11/01/23	15	16,159
3.45%, 03/25/30	25	28,206
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	35	37,311
3.13%, 12/15/23 (Call 10/15/23)	15	16,029
3.80%, 05/01/50 (Call 11/01/49)	5	5,466
4.06%, 05/25/23 (Call 04/25/23)	15	16,147
4.42%, 05/25/25 (Call 03/25/25)	20	22,651
4.42%, 12/15/46 (Call 06/15/46)	35	41,353
4.60%, 05/25/28 (Call 02/25/28)	25	29,486
4.99%, 05/25/38 (Call 11/25/37)	30	38,225

10	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.09%, 05/25/48 (Call 11/25/47)	$15	$19,445
PepsiCo Inc.
0.75%, 05/01/23	15	15,155
1.63%, 05/01/30 (Call 02/01/30)	50	49,058
2.25%, 03/19/25 (Call 02/19/25)	15	15,827
2.38%, 10/06/26 (Call 07/06/26)	50	53,320
2.63%, 03/19/27 (Call 01/19/27)	33	35,588
2.75%, 03/01/23	50	52,485
2.75%, 04/30/25 (Call 01/30/25)	15	16,107
2.75%, 03/19/30 (Call 12/19/29)	95	101,743
2.88%, 10/15/49 (Call 04/15/49)	15	14,966
3.00%, 10/15/27 (Call 07/15/27)	20	22,005
3.10%, 07/17/22 (Call 05/17/22)	25	25,858
3.38%, 07/29/49 (Call 01/29/49)	45	48,771
3.45%, 10/06/46 (Call 04/06/46)	25	27,427
3.50%, 07/17/25 (Call 04/17/25)	75	82,933
3.50%, 03/19/40 (Call 09/19/39)	15	16,852
3.60%, 08/13/42	15	16,900
3.63%, 03/19/50 (Call 09/19/49)	25	28,307
3.88%, 03/19/60 (Call 09/19/59)	25	29,840
4.00%, 03/05/42	25	29,570
4.45%, 04/14/46 (Call 10/14/45)	10	12,582
4.60%, 07/17/45 (Call 01/17/45)	34	43,319

		1,633,327

Biotechnology — 0.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	65	67,284
2.20%, 02/21/27 (Call 12/21/26)	25	26,056
2.25%, 08/19/23 (Call 06/19/23)	15	15,627
2.30%, 02/25/31 (Call 11/25/30)	25	25,316
2.45%, 02/21/30 (Call 11/21/29)	70	72,099
2.60%, 08/19/26 (Call 05/19/26)	50	53,371
2.65%, 05/11/22 (Call 04/11/22)	70	71,772
2.70%, 05/01/22 (Call 03/01/22)	15	15,354
2.77%, 09/01/53 (Call 03/01/53)(b)	28	25,818
3.13%, 05/01/25 (Call 02/01/25)	15	16,207
3.15%, 02/21/40 (Call 08/21/39)	50	51,654
3.20%, 11/02/27 (Call 08/02/27)	30	33,019
3.38%, 02/21/50 (Call 08/21/49)	100	102,882
3.63%, 05/15/22 (Call 02/15/22)	15	15,465
4.40%, 05/01/45 (Call 11/01/44)	15	17,817
4.56%, 06/15/48 (Call 12/15/47)	30	36,832
4.66%, 06/15/51 (Call 12/15/50)	165	207,841
4.95%, 10/01/41	10	12,685
5.15%, 11/15/41 (Call 05/15/41)	35	45,614
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	30	30,037
3.15%, 05/01/50 (Call 11/01/49)	35	33,399
3.25%, 02/15/51 (Call 08/15/50)(b)	54	52,600
3.63%, 09/15/22	45	47,214
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	65	61,693
2.80%, 09/15/50 (Call 03/15/50)	25	22,410

		1,160,066

Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,661
Boral Finance Pty Ltd.
3.00%, 11/01/22 (Call 10/01/22)(b)	15	15,400
3.75%, 05/01/28 (Call 02/01/28)(b)	15	15,973

Security	Par (000)	Value

Building Materials (continued)
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(b)	$15	$15,772
6.75%, 06/01/27 (Call 06/01/22)(b)	15	16,096
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	20	20,875
2.70%, 02/15/31 (Call 11/15/30)	25	25,768
2.72%, 02/15/30 (Call 11/15/29)	30	30,996
3.38%, 04/05/40 (Call 10/05/39)	35	36,413
3.58%, 04/05/50 (Call 10/05/49)	30	30,861
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(b)	20	20,496
8.00%, 04/15/26 (Call 04/15/21)(b)	15	15,562
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	35	37,538
4.00%, 09/21/23 (Call 08/21/23)	15	16,277
4.00%, 06/15/25 (Call 03/15/25)	15	16,637
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(b)	20	20,753
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	77	77,385
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	15	16,578
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	15	15,506
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	15	14,737
4.38%, 04/01/26 (Call 01/01/26)	25	28,688
4.50%, 05/15/47 (Call 11/15/46)	20	23,979
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(b)	20	21,215
Norbord Inc.
5.75%, 07/15/27 (Call 07/15/22)(b)	15	16,120
6.25%, 04/15/23 (Call 01/15/23)(b)	25	27,368
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	25	28,020
4.20%, 12/01/24 (Call 09/01/24)	15	16,672
4.40%, 01/30/48 (Call 07/30/47)	40	45,540
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	15	15,914
6.50%, 03/15/27 (Call 03/15/22)(b)	10	10,607
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/21)	5	5,126
US Concrete Inc., 5.13%, 03/01/29 (Call 03/01/23)(b)	10	10,293

		719,826

Chemicals — 0.7%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	50	51,141
1.85%, 05/15/27 (Call 03/15/27)	63	65,056
2.05%, 05/15/30 (Call 02/15/30)	25	25,420
2.75%, 02/03/23	25	26,137
2.80%, 05/15/50 (Call 11/15/49)	25	24,405
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	25	26,865
4.63%, 11/15/22	25	26,673
DuPont de Nemours Inc.
2.17%, 05/01/23	35	35,172
4.21%, 11/15/23 (Call 10/15/23)	50	54,799
4.49%, 11/15/25 (Call 09/25/25)	25	28,625
4.73%, 11/15/28 (Call 08/15/28)	25	29,729
5.32%, 11/15/38 (Call 05/15/38)	64	82,884
5.42%, 11/15/48 (Call 05/15/48)	40	53,316
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	15	15,705
4.25%, 10/15/28 (Call 10/15/23)	5	5,104

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	$10	$10,463
4.45%, 09/26/28 (Call 06/26/28)	15	17,354
5.00%, 09/26/48 (Call 03/26/48)	10	12,697
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	24	22,427
2.00%, 08/10/50 (Call 02/10/50)	25	20,641
2.65%, 02/05/25 (Call 11/05/24)	25	26,559
2.70%, 02/21/23 (Call 11/21/22)	25	25,990
3.20%, 01/30/26 (Call 10/30/25)	50	55,042
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	20	20,689
Nutrien Ltd.
1.90%, 05/13/23	10	10,313
2.95%, 05/13/30 (Call 02/13/30)	15	16,014
3.15%, 10/01/22 (Call 07/01/22)	10	10,356
3.38%, 03/15/25 (Call 12/15/24)	25	27,084
3.63%, 03/15/24 (Call 12/15/23)	10	10,820
3.95%, 05/13/50 (Call 11/13/49)	35	39,663
4.00%, 12/15/26 (Call 09/15/26)	5	5,694
4.13%, 03/15/35 (Call 09/15/34)	25	28,560
5.00%, 04/01/49 (Call 10/01/48)	25	32,500
5.25%, 01/15/45 (Call 07/15/44)	10	13,055
Nutrition & Biosciences Inc.
0.70%, 09/15/22(b)	10	10,028
1.23%, 10/01/25 (Call 09/01/25)(b)	10	9,956
1.83%, 10/15/27 (Call 08/15/27)(b)	15	15,088
2.30%, 11/01/30 (Call 08/01/30)(b)	84	83,862
3.27%, 11/15/40 (Call 05/15/40)(b)	10	10,234
3.47%, 12/01/50 (Call 06/01/50)(b)	10	10,240
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	10	10,535
2.55%, 06/15/30 (Call 03/15/30)	25	26,001
3.20%, 03/15/23 (Call 02/15/23)	25	26,310
3.75%, 03/15/28 (Call 12/15/27)	65	75,004
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/21)(b)	15	15,323
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	45	47,574
3.80%, 06/06/26 (Call 03/06/26)(b)	15	16,617

		1,313,724

Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 06/15/23	15	15,616
4.88%, 07/15/32(b)	20	21,137
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	15	15,253
4.63%, 10/01/27 (Call 10/01/22)(b)	20	20,831
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	10	10,425
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	54	51,165
3.38%, 09/15/25 (Call 06/15/25)	50	55,501
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/21)(b)	10	10,062
5.75%, 07/15/27 (Call 07/15/22)(b)	15	15,505
6.38%, 04/01/24 (Call 04/01/21)(b)	20	20,315
10.50%, 05/15/25 (Call 05/15/22)(b)	10	11,972
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(b)	15	15,832

Security	Par (000)	Value

Commercial Services (continued)
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	$35	$35,898
3.70%, 04/01/27 (Call 01/01/27)	15	16,924
ERAC USA Finance LLC
3.30%, 10/15/22(b)	53	55,397
3.80%, 11/01/25 (Call 08/01/25)(b)	25	27,850
4.50%, 02/15/45 (Call 08/15/44)(b)	105	12,072
7.00%, 10/15/37(b)	15	22,479
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(b)	15	15,181
4.50%, 07/01/28 (Call 07/01/23)(b)	20	21,012
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21) (b)	20	20,969
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	25	26,376
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(b)	10	11,153
4.25%, 05/01/29 (Call 02/01/29)	10	11,552
4.75%, 02/15/25 (Call 11/15/24)(b)	60	67,828
4.75%, 08/01/28 (Call 05/01/28)	35	41,377
5.00%, 11/01/22 (Call 08/01/22)(b)	5	5,301
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(b)	10	10,423
5.00%, 06/15/28 (Call 06/15/23)(b)	20	21,196
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	50	42,576
2.63%, 01/15/23 (Call 12/15/22)	15	15,581
3.25%, 05/20/50 (Call 11/20/49)	15	15,258
3.75%, 03/24/25 (Call 02/24/25)	40	44,207
4.88%, 02/15/24 (Call 11/15/23)	15	16,685
5.25%, 07/15/44	35	46,253
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/22)(b)	20	20,507
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/28 (Call 10/01/23)(b)	20	21,102
5.88%, 10/01/30 (Call 10/01/25)(b)	25	27,017
PayPal Holdings Inc.
1.35%, 06/01/23	45	45,915
1.65%, 06/01/25 (Call 05/01/25)	15	15,405
2.20%, 09/26/22	15	15,429
2.30%, 06/01/30 (Call 03/01/30)	30	30,753
2.40%, 10/01/24 (Call 09/01/24)	15	15,899
2.65%, 10/01/26 (Call 08/01/26)	25	26,879
3.25%, 06/01/50 (Call 12/01/49)	30	31,597
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	5	4,873
5.25%, 04/15/24(b)	45	48,072
5.75%, 04/15/26(b)	45	48,488
6.25%, 01/15/28 (Call 01/15/23)(b)	35	36,298
Quad/Graphics Inc., 7.00%, 05/01/22	5	4,973
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	15	15,615
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	43	45,499
4.00%, 03/18/29 (Call 12/18/28)	40	45,419
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	24	22,610
2.30%, 08/15/60 (Call 02/15/60)	60	50,416
3.25%, 12/01/49 (Call 06/01/49)	55	57,396
4.00%, 06/15/25 (Call 03/15/25)	15	16,774
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	15	16,239
9.25%, 04/15/25 (Call 03/16/25)(b)	20	23,812

12	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	$15	$15,619
3.88%, 02/15/31 (Call 08/15/25)	20	20,474
4.00%, 07/15/30 (Call 07/15/25)	15	15,552
4.88%, 01/15/28 (Call 01/15/23)	35	37,015
5.25%, 01/15/30 (Call 01/15/25)	20	21,991
5.50%, 05/15/27 (Call 05/15/22)	20	21,184
5.88%, 09/15/26 (Call 09/15/21)	40	42,108
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	60	61,972
4.00%, 06/15/25 (Call 03/15/25)	15	16,700
4.13%, 03/15/29 (Call 12/15/28)	45	51,179

		1,857,943

Computers — 0.7%
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	30	30,765
Dell Inc.
6.50%, 04/15/38	15	18,706
7.10%, 04/15/28	5	6,272
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(b)	25	28,884
5.30%, 10/01/29 (Call 07/01/29)(b)	5	5,907
5.45%, 06/15/23 (Call 04/15/23)(b)	50	54,841
6.02%, 06/15/26 (Call 03/15/26)(b)	35	41,830
6.10%, 07/15/27 (Call 05/15/27)(b)	25	30,628
6.20%, 07/15/30 (Call 04/15/30)(b)	25	31,762
7.13%, 06/15/24 (Call 06/15/21)(b)	50	51,749
8.10%, 07/15/36 (Call 01/15/36)(b)	55	80,941
8.35%, 07/15/46 (Call 01/15/46)(b)	50	76,432
DXC Technology Co.
4.00%, 04/15/23	26	27,668
4.13%, 04/15/25 (Call 03/15/25)	53	57,912
4.25%, 04/15/24 (Call 02/15/24)	20	21,765
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	20	20,711
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	40	40,910
1.75%, 04/01/26 (Call 03/01/26)	50	50,869
2.25%, 04/01/23 (Call 03/01/23)	25	25,842
4.40%, 10/15/22 (Call 08/15/22)	15	15,843
4.45%, 10/02/23 (Call 09/02/23)	35	38,263
4.65%, 10/01/24 (Call 09/01/24)	15	16,886
6.20%, 10/15/35 (Call 04/15/35)	45	59,085
6.35%, 10/15/45 (Call 04/15/45)	55	72,069
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	25	26,094
3.00%, 06/17/27 (Call 04/17/27)	50	54,114
3.40%, 06/17/30 (Call 03/17/30)	50	53,969
4.05%, 09/15/22	15	15,830
6.00%, 09/15/41	15	19,262
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(b)	5	5,496
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(b)	5	5,077
5.25%, 10/01/30 (Call 10/01/25)(b)	25	25,961
5.75%, 09/01/27 (Call 09/01/22)(b)	5	5,228
6.13%, 09/01/29 (Call 09/01/24)(b)	5	5,360
8.13%, 04/15/25 (Call 04/15/22)(b)	15	16,325
Seagate HDD Cayman
3.38%, 07/15/31 (Call 01/15/26)(b)	10	9,707
4.09%, 06/01/29 (Call 03/01/29)(b)	25	25,964
4.13%, 01/15/31 (Call 10/15/30)(b)	15	15,470
4.75%, 06/01/23	10	10,690

Security	Par (000)	Value

Computers (continued)
4.75%, 01/01/25	$15	$16,224
4.88%, 03/01/24 (Call 01/01/24)	25	26,899
4.88%, 06/01/27 (Call 03/01/27)	10	11,129
5.75%, 12/01/34 (Call 06/01/34)	10	11,682
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	55	60,826

		1,327,847

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	15	15,478
2.10%, 05/01/23	15	15,584
3.70%, 08/01/47 (Call 02/01/47)	29	34,750
4.00%, 08/15/45	25	31,069
Edgewell Personal Care Co.
4.70%, 05/24/22	5	5,223
5.50%, 06/01/28 (Call 06/01/23)(b)	20	21,184
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	32	33,633
2.38%, 12/01/29 (Call 09/01/29)	25	26,057
2.60%, 04/15/30 (Call 01/15/30)	15	15,900
3.13%, 12/01/49 (Call 06/01/49)	25	26,346
3.15%, 03/15/27 (Call 12/15/26)	25	27,636
4.15%, 03/15/47 (Call 09/15/46)	15	18,286

		271,146

Distribution & Wholesale — 0.1%
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	30	28,870
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	10	10,451
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/21)(b)	30	30,453
Performance Food Group Inc.
5.50%, 06/01/24 (Call 06/01/21)(b)	5	5,024
5.50%, 10/15/27 (Call 10/15/22)(b)	20	21,031
6.88%, 05/01/25 (Call 05/01/22)(b)	15	16,028
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(b)	7	7,384
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	90	93,452
3.75%, 05/15/46 (Call 11/15/45)	25	27,744
4.60%, 06/15/45 (Call 12/15/44)	5	6,256

		246,693

Diversified Financial Services — 1.9%
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	25	26,469
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	50	50,803
3.05%, 06/05/23 (Call 05/05/23)	25	26,251
4.13%, 02/13/22	75	77,578
4.63%, 05/19/22	25	26,201
5.13%, 09/30/24	100	113,889
5.75%, 11/20/25 (Call 10/20/25)	55	62,835
5.80%, 05/01/25 (Call 04/01/25)	50	58,540
8.00%, 11/01/31	85	120,962
American Express Co.
2.75%, 05/20/22 (Call 04/19/22)	10	10,277
3.00%, 10/30/24 (Call 09/29/24)	110	118,941
3.13%, 05/20/26 (Call 04/20/26)	50	54,937
3.40%, 02/27/23 (Call 01/27/23)	25	26,438
3.40%, 02/22/24 (Call 01/22/24)	50	54,139
4.05%, 12/03/42	75	88,370
4.20%, 11/06/25 (Call 10/06/25)	50	57,210

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	$25	$25,564
3.30%, 05/03/27 (Call 04/03/27)	25	27,827
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	25	27,147
4.00%, 10/15/23	25	27,333
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(b)	25	26,026
4.13%, 08/01/25 (Call 06/01/25)(b)	5	5,358
4.38%, 01/30/24 (Call 12/30/23)(b)	25	26,825
4.88%, 10/01/25 (Call 07/01/25)(b)	51	56,237
5.50%, 12/15/24 (Call 11/15/24)(b)	50	56,333
Bocom Leasing Management Hong Kong Co. Ltd., 1.18%, 03/02/25(a)(d)	200	196,302
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	30	31,267
3.20%, 03/02/27 (Call 12/02/26)	15	16,603
3.20%, 01/25/28 (Call 10/25/27)	50	55,300
3.45%, 02/13/26 (Call 11/13/25)	25	27,788
3.55%, 02/01/24 (Call 01/01/24)	25	27,188
4.20%, 03/24/25 (Call 02/22/25)	25	28,128
4.63%, 03/22/30 (Call 12/22/29)	50	60,689
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	75	80,922
5.30%, 09/15/43 (Call 03/15/43)	15	21,155
Franklin Resources Inc., 2.85%, 03/30/25	50	53,671
Intercontinental Exchange Inc.
0.70%, 06/15/23	50	50,295
2.10%, 06/15/30 (Call 03/15/30)	35	34,838
2.65%, 09/15/40 (Call 03/15/40)	10	9,544
3.00%, 06/15/50 (Call 12/15/49)	20	19,332
3.00%, 09/15/60 (Call 03/15/60)	10	9,481
3.10%, 09/15/27 (Call 06/15/27)	42	46,376
3.75%, 12/01/25 (Call 09/01/25)	55	61,143
4.00%, 10/15/23	20	21,804
4.25%, 09/21/48 (Call 03/21/48)	50	59,104
International Lease Finance Corp., 5.88%, 08/15/22	75	80,395
Invesco Finance PLC
3.75%, 01/15/26	50	55,659
4.00%, 01/30/24	25	27,454
5.38%, 11/30/43	25	31,833
Legg Mason Inc.
4.75%, 03/15/26	75	87,442
5.63%, 01/15/44	10	13,678
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(b)	15	15,332
5.75%, 09/15/25 (Call 03/15/21)(b)	15	15,443
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	65	67,953
2.95%, 11/21/26 (Call 08/21/26)	44	48,131
3.30%, 03/26/27 (Call 01/26/27)	50	55,647
3.35%, 03/26/30 (Call 12/26/29)	50	56,118
3.38%, 04/01/24	50	54,402
3.50%, 02/26/28 (Call 11/26/27)	15	16,879
3.65%, 06/01/49 (Call 12/01/48)	24	27,226
3.80%, 11/21/46 (Call 05/21/46)	15	17,416
3.85%, 03/26/50 (Call 09/26/49)	30	35,180
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	15	15,309
5.50%, 08/15/28 (Call 08/15/23)(b)	25	25,787

Security	Par (000)	Value

Diversified Financial Services (continued)
6.00%, 01/15/27 (Call 01/15/23)(b)	$10	$10,538
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	30	31,515
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	10	10,679
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22) (b)	20	21,369
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	65	63,300
1.10%, 02/15/31 (Call 11/15/30)	25	23,409
1.90%, 04/15/27 (Call 02/15/27)	15	15,562
2.00%, 08/15/50 (Call 02/15/50)	50	42,525
2.05%, 04/15/30 (Call 01/15/30)	35	35,787
2.15%, 09/15/22 (Call 08/15/22)	25	25,694
2.70%, 04/15/40 (Call 10/15/39)	10	10,184
2.80%, 12/14/22 (Call 10/14/22)	40	41,646
3.15%, 12/14/25 (Call 09/14/25)	85	93,475
3.65%, 09/15/47 (Call 03/15/47)	5	5,708
4.15%, 12/14/35 (Call 06/14/35)	36	44,163
4.30%, 12/14/45 (Call 06/14/45)	25	31,471
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	10	10,580
3.60%, 03/15/22 (Call 02/15/22)	25	25,730
4.25%, 06/09/23 (Call 05/09/23)	30	32,309
6.20%, 11/17/36	25	31,518

		3,517,866

Electric — 0.4%
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	50	51,108
3.95%, 03/01/48 (Call 09/01/47)	25	29,207
4.50%, 04/01/44 (Call 10/01/43)	10	12,459
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	10	10,876
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	70	85,387
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	30	29,852
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	50	51,479
2.50%, 09/01/24 (Call 08/01/24)	45	47,572
2.95%, 03/01/30 (Call 12/01/29)	5	5,300
3.70%, 09/01/49 (Call 03/01/49)	5	5,300
4.25%, 11/01/28 (Call 08/01/28)	10	11,516
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	84	87,095
2.95%, 05/14/30 (Call 04/14/30)(b)	35	36,984
3.35%, 11/15/27 (Call 08/15/27)	10	11,029
3.65%, 06/15/24 (Call 03/15/24)	10	10,858
Massachusetts Electric Co., 4.00%, 08/15/46 (Call 02/15/46)(b)	25	28,423
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	69	76,304
3.92%, 08/01/28 (Call 05/01/28)(b)	10	11,304
5.64%, 03/15/40(b)	10	13,295
National Grid USA, 5.80%, 04/01/35	10	12,909
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	25	24,981
3.51%, 10/01/24 (Call 07/01/24)(b)	50	54,450
4.28%, 12/15/28 (Call 09/15/28)(b)	20	23,268
4.28%, 10/01/34 (Call 04/01/34)(b)	10	11,960

		742,916

Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	15	14,785

14	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
1.80%, 10/15/27 (Call 08/15/27)	$25	$25,652
1.95%, 10/15/30 (Call 07/15/30)	25	25,265
2.63%, 02/15/23 (Call 11/15/22)	15	15,586
2.75%, 10/15/50 (Call 04/15/50)	10	9,696
3.15%, 06/01/25 (Call 03/01/25)	15	16,320
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	20	19,948
4.75%, 06/15/28 (Call 07/01/23)(b)	15	15,321
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	20	21,100
Schneider Electric SE, 2.95%, 09/27/22(b)	119	123,635
WESCO Distribution Inc.
5.38%, 06/15/24 (Call 06/15/21)	20	20,451
7.13%, 06/15/25 (Call 06/15/22)(b)	45	48,715
7.25%, 06/15/28 (Call 06/15/23)(b)	30	33,320

		389,794

Electronics — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	25	25,033
3.20%, 10/01/22 (Call 07/01/22)	11	11,404
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	25	26,927
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	15	15,587
2.80%, 02/15/30 (Call 11/15/29)	20	21,065
4.35%, 06/01/29 (Call 03/01/29)	15	17,451
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	25	27,910
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	25	27,269
4.88%, 06/15/29 (Call 03/15/29)	25	28,894
4.88%, 05/12/30 (Call 02/12/30)	45	52,455
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	25	25,761
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	15	16,410
4.30%, 06/15/46 (Call 12/15/45)	20	23,523
Itron Inc., 5.00%, 01/15/26 (Call 01/15/22)(b)	5	5,128
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	25	26,671
4.55%, 10/30/24 (Call 07/30/24)	50	56,263
Roper Technologies Inc.
0.45%, 08/15/22	100	100,164
1.40%, 09/15/27 (Call 07/15/27)	15	14,878
1.75%, 02/15/31 (Call 11/15/30)	10	9,576
2.35%, 09/15/24 (Call 08/15/24)	20	21,105
2.95%, 09/15/29 (Call 06/15/29)	10	10,659
3.13%, 11/15/22 (Call 08/15/22)	15	15,589
3.65%, 09/15/23 (Call 08/15/23)	23	24,804
3.80%, 12/15/26 (Call 09/15/26)	64	72,412
3.85%, 12/15/25 (Call 09/15/25)	15	16,774
Sensata Technologies BV
4.88%, 10/15/23(b)	10	10,711
5.00%, 10/01/25(b)	20	21,949
5.63%, 11/01/24(b)	20	22,080
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	20	20,075
4.38%, 02/15/30 (Call 11/15/29)(b)	10	10,662
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/21)(b)	15	15,443

		794,632

Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(b)	30	31,401

Security	Par (000)	Value

Engineering & Construction — 0.0%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	$15	$16,424
5.88%, 10/15/24 (Call 07/15/24)	20	22,141
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(b)	5	5,328
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	5	5,045
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,679

		64,617

Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	10	10,104
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	25	25,153
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	10	10,220
5.50%, 05/01/25 (Call 05/01/22)(b)	15	15,732
6.50%, 10/01/28 (Call 10/01/23)(b)	5	5,305
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)	20	19,749
8.75%, 05/01/25 (Call 05/01/22)(b)	45	48,944
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(b)	20	21,677
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	20	21,351

		178,235

Environmental Control — 0.4%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)	10	10,365
5.88%, 07/01/25 (Call 07/01/21)	5	5,189
6.00%, 01/01/27 (Call 01/01/22)	10	10,463
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	70	65,837
2.30%, 03/01/30 (Call 12/01/29)	75	76,519
2.50%, 08/15/24 (Call 07/15/24)	49	51,947
2.90%, 07/01/26 (Call 04/01/26)	90	97,153
3.05%, 03/01/50 (Call 09/01/49)	25	25,117
3.20%, 03/15/25 (Call 12/15/24)	15	16,188
3.38%, 11/15/27 (Call 08/15/27)	15	16,715
4.75%, 05/15/23 (Call 02/15/23)	22	23,834
6.20%, 03/01/40	10	14,103
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	50	52,132
3.05%, 04/01/50 (Call 10/01/49)	30	29,720
4.25%, 12/01/28 (Call 09/01/28)	25	29,029
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	15	15,592
2.90%, 09/15/22 (Call 06/15/22)	15	15,489
3.13%, 03/01/25 (Call 12/01/24)	15	16,201
3.15%, 11/15/27 (Call 08/15/27)	5	5,519
3.50%, 05/15/24 (Call 02/15/24)	15	16,244
3.90%, 03/01/35 (Call 09/01/34)	25	29,059
4.10%, 03/01/45 (Call 09/01/44)	30	35,203
4.15%, 07/15/49 (Call 01/15/49)	10	11,931

		669,549

Food — 0.5%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	8	8,364
4.30%, 05/01/24 (Call 04/01/24)	20	22,138
4.60%, 11/01/25 (Call 09/01/25)	65	74,567
4.85%, 11/01/28 (Call 08/01/28)	60	71,741

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.30%, 11/01/38 (Call 05/01/38)	$25	$31,902
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	15	15,431
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	15	15,505
2.88%, 04/15/30 (Call 01/15/30)	9	9,520
3.00%, 02/01/51 (Call 08/01/50)(b)	55	53,567
3.20%, 02/10/27 (Call 11/10/26)	15	16,511
3.70%, 10/17/23 (Call 09/17/23)	15	16,227
4.00%, 04/17/25 (Call 02/17/25)	15	16,716
4.20%, 04/17/28 (Call 01/17/28)	55	63,675
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	30	29,648
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	65	71,064
3.90%, 06/01/50 (Call 12/01/49)	15	16,649
JM Smucker Co. (The)
3.00%, 03/15/22	15	15,405
3.38%, 12/15/27 (Call 09/15/27)	25	27,837
3.50%, 03/15/25	15	16,415
4.25%, 03/15/35	25	29,093
4.38%, 03/15/45	35	40,973
Kellogg Co.
2.65%, 12/01/23	15	15,877
3.25%, 04/01/26	15	16,487
3.40%, 11/15/27 (Call 08/15/27)	15	16,754
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	10	10,379
4.88%, 11/01/26 (Call 11/01/21)(b)	15	15,540
4.88%, 05/15/28 (Call 11/15/27)(b)	10	10,934
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	30	30,966
2.70%, 08/15/22 (Call 07/15/22)	15	15,470
3.15%, 08/15/24 (Call 06/15/24)	49	52,869
3.40%, 08/15/27 (Call 05/15/27)	30	33,328
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	15	16,558
TreeHouse Foods Inc.
4.00%, 09/01/28 (Call 09/01/23)	20	20,549
6.00%, 02/15/24 (Call 02/15/22)(b)	7	7,126
U.S. Foods Inc.
4.75%, 02/15/29 (Call 02/15/24)(b)	20	20,283
6.25%, 04/15/25 (Call 04/15/22)(b)	25	26,597
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	10	10,502

		983,167

Food Service — 0.1%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	10	10,179
5.00%, 04/01/25 (Call 04/01/21)(b)	25	25,632
5.00%, 02/01/28 (Call 02/01/23)(b)	25	25,699
6.38%, 05/01/25 (Call 05/01/22)(b)	45	47,455

		108,965

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	10	10,255
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	65	78,904
4.40%, 08/15/47 (Call 02/15/47)	25	30,102
4.80%, 06/15/44 (Call 12/15/43)	30	37,317
5.00%, 09/15/35 (Call 03/15/35)	25	31,576

		188,154

Security	Par (000)	Value

Gas — 0.1%
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	$10	$10,735
4.49%, 02/15/42(b)	25	29,612
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(b)	25	29,740
4.50%, 03/10/46 (Call 09/10/45)(b)	20	24,560

		94,647

Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	10	10,357
4.10%, 03/01/48 (Call 09/01/47)	20	23,984
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)	30	31,621

		65,962

Health Care - Products — 0.2%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	40	41,773
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	35	37,421
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(b)	20	20,759
5.00%, 02/15/25 (Call 02/15/22)(b)	10	10,258
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	40	39,964
4.63%, 02/01/28 (Call 02/01/23)(b)	15	15,868
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	19	20,695
7.38%, 06/01/25 (Call 06/01/22)(b)	6	6,441
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	10	10,384
4.63%, 11/15/27 (Call 11/15/22)	20	21,065
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	40	42,027
2.95%, 09/19/26 (Call 06/19/26)	70	75,777
3.20%, 08/15/27 (Call 05/15/27)	5	5,492
4.10%, 08/15/47 (Call 02/15/47)	25	29,787
4.13%, 03/25/25 (Call 02/25/25)	28	31,343
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	15	16,494

		425,548

Health Care - Services — 1.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	10	10,436
5.50%, 07/01/28 (Call 07/01/23)(b)	15	15,887
5.63%, 02/15/23	10	10,000
6.50%, 03/01/24 (Call 03/01/21)	5	5,081
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(b)	10	10,946
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/10/24)(b)	15	14,821
5.00%, 07/15/27 (Call 07/15/22)(b)	10	10,508
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	50	48,357
3.00%, 10/15/30 (Call 07/15/30)	53	53,879
3.38%, 02/15/30 (Call 02/15/25)	50	51,383
4.25%, 12/15/27 (Call 12/15/22)	40	41,646
4.63%, 12/15/29 (Call 12/15/24)	85	91,712
4.75%, 01/15/25 (Call 01/15/22)	60	61,487
5.38%, 06/01/26 (Call 06/01/21)(b)	45	47,034
5.38%, 08/15/26 (Call 08/15/21)(b)	20	21,058
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	35	33,381
4.63%, 06/01/30 (Call 06/01/25)(b)	50	50,833

16	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	$10	$10,624
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	20	20,816
4.75%, 02/01/30 (Call 02/01/25)	20	21,180
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(b)	15	15,637
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	75	77,685
4.13%, 06/15/29 (Call 03/15/29)	35	39,508
4.50%, 02/15/27 (Call 08/15/26)	50	57,071
4.75%, 05/01/23	95	103,001
5.00%, 03/15/24	65	72,820
5.13%, 06/15/39 (Call 12/15/38)	20	24,731
5.25%, 04/15/25	15	17,293
5.25%, 06/15/26 (Call 12/15/25)	65	76,075
5.25%, 06/15/49 (Call 12/15/48)	70	87,967
5.38%, 02/01/25	55	61,682
5.38%, 09/01/26 (Call 03/01/26)	15	17,125
5.50%, 06/15/47 (Call 12/15/46)	45	57,679
5.63%, 09/01/28 (Call 03/01/28)	45	52,315
5.88%, 05/01/23	25	27,291
5.88%, 02/15/26 (Call 08/15/25)	50	57,779
5.88%, 02/01/29 (Call 08/01/28)	25	29,453
7.50%, 11/15/95	5	6,828
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	25	26,029
3.13%, 08/15/29 (Call 05/15/29)	10	10,699
3.15%, 12/01/22 (Call 09/01/22)	25	25,998
3.85%, 10/01/24 (Call 07/01/24)	20	21,992
3.95%, 03/15/27 (Call 12/15/26)	18	20,458
4.80%, 03/15/47 (Call 09/14/46)	55	68,437
4.88%, 04/01/30 (Call 01/01/30)	80	96,493
4.95%, 10/01/44 (Call 04/01/44)	60	75,252
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	80	84,489
2.95%, 12/01/29 (Call 09/01/29)	30	32,129
3.25%, 09/01/24 (Call 07/01/24)	34	36,796
4.00%, 11/01/23 (Call 08/01/23)	15	16,226
4.70%, 02/01/45 (Call 08/01/44)	25	30,678
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)	10	10,950
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	20	21,124
ModivCare Inc., 5.88%, 11/15/25 (Call 11/01/22)(b)	15	15,899
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	25	26,662
3.45%, 06/01/26 (Call 03/01/26)	50	55,131
3.50%, 03/30/25 (Call 12/30/24)	15	16,423
4.20%, 06/30/29 (Call 03/30/29)	25	29,188
4.70%, 03/30/45 (Call 09/30/44)	15	18,176
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	20	21,364

		2,273,602

Holding Companies - Diversified — 0.1%
MDGH-GMTN BV, 3.75%, 04/19/29(d)	200	226,400

Home Builders — 0.2%
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/21)	35	36,609
6.75%, 06/01/27 (Call 06/01/22)	10	10,720
KB Home
4.80%, 11/15/29 (Call 05/15/29)	15	16,135
6.88%, 06/15/27 (Call 12/15/26)	10	11,774

Security	Par (000)	Value

Home Builders (continued)
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(b)	$15	$15,746
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	15	16,767
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)	5	5,137
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	25	26,511
3.95%, 09/15/22 (Call 06/15/22)	50	52,195
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	10	10,677
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	10	10,742
5.75%, 01/15/28 (Call 10/15/27)(b)	10	11,151
5.88%, 06/15/27 (Call 03/15/27)(b)	10	11,234
6.63%, 07/15/27 (Call 07/15/22)(b)	25	27,012
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	20	21,642
5.88%, 04/15/23 (Call 01/15/23)(b)	10	10,669
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	10	11,123
TRI Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	10	10,812
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	10	10,312
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(b)	10	10,876

		337,844

Home Furnishings — 0.0%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	15	17,012

Household Products & Wares — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/21)(b)	5	5,129
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	15	15,402
2.88%, 10/01/22	15	15,571
3.95%, 08/01/47 (Call 02/01/47)	25	28,730
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	34,431
3.05%, 09/15/22 (Call 06/15/22)	15	15,519
3.10%, 10/01/27 (Call 07/01/27)	5	5,515
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	20	20,363
3.10%, 03/26/30 (Call 12/26/29)	45	49,524
3.20%, 04/25/29 (Call 01/25/29)	10	11,052
3.95%, 11/01/28 (Call 08/01/28)	15	17,403
5.30%, 03/01/41	40	54,156
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	5	5,326
5.50%, 07/15/30 (Call 07/15/25)(b)	10	10,782

		288,903

Housewares — 0.1%
Newell Brands Inc.
4.70%, 04/01/26 (Call 01/01/26)	35	38,776
4.88%, 06/01/25 (Call 05/01/25)	25	27,534
5.88%, 04/01/36 (Call 10/01/35)	20	24,918
6.00%, 04/01/46 (Call 10/01/45)	10	12,659

		103,887

Insurance — 2.0%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	25	27,109
3.25%, 03/17/25	25	27,155
3.60%, 04/01/30 (Call 01/01/30)	9	10,141
3.63%, 06/15/23	75	80,515
3.63%, 11/15/24	10	11,086

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.75%, 01/15/49 (Call 07/15/48)	$25	$32,339
AIA Group Ltd., 3.60%, 04/09/29 (Call 01/09/29)(b)	200	220,730
Allstate Corp. (The)
3.15%, 06/15/23	50	53,185
3.28%, 12/15/26 (Call 09/15/26)	25	27,945
3.85%, 08/10/49 (Call 02/10/49)	20	23,456
4.20%, 12/15/46 (Call 06/15/46)	50	61,234
5.35%, 06/01/33	25	32,945
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	24	25,652
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	10	12,632
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	15	15,819
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	35	44,526
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(a)	5	5,652
AXA SA, 8.60%, 12/15/30	75	116,478
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	36	37,393
Equitable Financial Life Global Funding, 1.40%, 08/27/27(b)	25	24,603
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	16	17,120
4.35%, 04/20/28 (Call 01/20/28)	25	28,545
5.00%, 04/20/48 (Call 10/20/47)	30	37,757
7.00%, 04/01/28	25	32,053
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	25	25,388
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	50	55,219
3.63%, 12/12/26 (Call 09/15/26)	25	27,990
4.20%, 03/15/22	25	25,980
4.35%, 03/01/48 (Call 09/01/47)	30	35,258
4.38%, 06/15/50 (Call 12/15/49)(c)	24	28,593
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	20	20,302
3.30%, 03/14/23 (Call 01/14/23)	25	26,348
3.50%, 03/10/25 (Call 12/10/24)	100	109,585
3.88%, 03/15/24 (Call 02/15/24)	100	109,561
4.20%, 03/01/48 (Call 09/01/47)	35	42,098
4.35%, 01/30/47 (Call 07/30/46)	10	12,270
4.38%, 03/15/29 (Call 12/15/28)	30	35,201
4.75%, 03/15/39 (Call 09/15/38)	25	31,652
4.90%, 03/15/49 (Call 09/15/48)	33	43,703
5.88%, 08/01/33	25	34,060
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	20	21,028
5.75%, 08/15/23	20	21,535
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(a)(b)	25	26,361
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	50	54,782
3.30%, 09/15/22	25	26,105
3.70%, 05/15/29 (Call 02/15/29)	50	56,347
4.30%, 11/15/46 (Call 05/15/46)	25	29,623
6.05%, 10/15/36	10	13,752
Principal Life Global Funding II
1.25%, 06/23/25(b)	25	25,188
1.50%, 08/27/30(b)	50	47,549
Progressive Corp. (The)
3.70%, 01/26/45	25	28,400
3.95%, 03/26/50 (Call 09/26/49)	25	30,156
4.00%, 03/01/29 (Call 12/01/28)	10	11,650
4.13%, 04/15/47 (Call 10/15/46)	15	18,267
4.20%, 03/15/48 (Call 09/15/47)	35	43,252

Security	Par (000)	Value

Insurance (continued)
6.25%, 12/01/32	$25	$34,934
Protective Life Corp., 3.40%, 01/15/30 (Call 10/15/29)(b)	25	26,447
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	25	25,571
2.10%, 03/10/30 (Call 12/10/29)	25	25,618
3.00%, 03/10/40 (Call 09/10/39)	10	10,258
3.50%, 05/15/24	25	27,378
3.70%, 10/01/50 (Call 07/01/30)(a)	25	25,596
3.70%, 03/13/51 (Call 09/13/50)	25	27,671
3.88%, 03/27/28 (Call 12/27/27)	25	28,869
3.91%, 12/07/47 (Call 06/07/47)	20	22,529
3.94%, 12/07/49 (Call 06/07/49)	25	28,588
4.35%, 02/25/50 (Call 08/25/49)	15	18,102
4.60%, 05/15/44	5	6,179
5.20%, 03/15/44 (Call 03/15/24)(a)	5	5,321
5.38%, 05/15/45 (Call 05/15/25)(a)	103	113,771
5.63%, 06/15/43 (Call 06/15/23)(a)	50	53,576
5.70%, 09/15/48 (Call 09/15/28)(a)	25	28,454
5.88%, 09/15/42 (Call 09/15/22)(a)	35	36,855
6.63%, 06/21/40	25	36,760
Series B, 5.75%, 07/15/33	5	6,624
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	10	10,494
4.88%, 03/15/27 (Call 09/15/26)	10	10,647
6.63%, 03/15/25 (Call 09/15/24)	15	16,746
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	50	53,118
3.90%, 05/15/29 (Call 02/15/29)	10	11,171
3.95%, 09/15/26 (Call 06/15/26)	25	28,286
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	30	30,909
2.63%, 07/22/22(b)	75	77,153
2.75%, 01/21/27(b)	25	26,721
3.85%, 09/19/23(b)	25	26,969
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	200	229,854
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	50	59,459
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	10	9,388
3.75%, 05/15/46 (Call 11/15/45)	10	11,463
4.00%, 05/30/47 (Call 11/30/46)	15	17,867
4.30%, 08/25/45 (Call 02/25/45)	15	18,435
5.35%, 11/01/40	5	6,867
6.25%, 06/15/37	50	72,615
6.75%, 06/20/36	35	52,979
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	10	11,396
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(a)	40	41,273
4.80%, 06/15/46	10	12,294
5.70%, 07/15/43	10	13,151
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	35	37,169
3.60%, 05/15/24 (Call 03/15/24)	25	27,164
3.88%, 09/15/49 (Call 03/15/49)	10	11,231
4.50%, 09/15/28 (Call 06/15/28)	40	46,528
XLIT Ltd., 4.45%, 03/31/25	25	28,247

		3,711,968

Internet — 0.5%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	42	41,410

18	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
0.80%, 08/15/27 (Call 06/15/27)	$25	$24,302
1.10%, 08/15/30 (Call 05/15/30)	30	28,378
1.90%, 08/15/40 (Call 02/15/40)	85	76,443
2.00%, 08/15/26 (Call 05/15/26)	25	26,311
2.05%, 08/15/50 (Call 02/15/50)	30	25,855
2.25%, 08/15/60 (Call 02/15/60)	35	29,640
3.38%, 02/25/24	15	16,312
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	25	27,961
3.60%, 06/01/26 (Call 03/01/26)	40	44,287
4.10%, 04/13/25 (Call 03/13/25)	35	39,003
4.50%, 04/13/27 (Call 02/13/27)	30	35,039
4.63%, 04/13/30 (Call 01/13/30)	20	23,867
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	10	10,231
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	15	15,482
2.60%, 07/15/22 (Call 04/15/22)	95	97,317
2.70%, 03/11/30 (Call 12/11/29)	25	25,957
2.75%, 01/30/23 (Call 12/30/22)	55	57,370
3.45%, 08/01/24 (Call 05/01/24)	35	37,959
3.60%, 06/05/27 (Call 03/05/27)	15	16,753
4.00%, 07/15/42 (Call 01/15/42)	25	27,917
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(b)	10	10,526
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	5	5,128
5.00%, 04/15/25 (Call 04/15/21)(b)	20	20,321
Prosus NV, 3.68%, 01/21/30 (Call 10/21/29)(d)	200	211,054
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/22)	15	15,746
5.25%, 04/01/25 (Call 01/01/25)	10	11,168

		1,001,737

Iron & Steel — 0.1%
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/22)(b)	10	10,248
5.88%, 06/01/27 (Call 06/01/22)	10	10,225
6.25%, 10/01/40	5	4,834
6.75%, 03/15/26 (Call 03/04/23)(b)	40	43,040
9.88%, 10/17/25 (Call 10/17/22)(b)	40	46,836
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	10	10,000
5.38%, 07/15/27 (Call 06/15/22)	25	26,548
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	10	11,062
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)	15	14,778
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	27	28,361
3.25%, 01/15/31 (Call 10/15/30)	20	21,450
3.45%, 04/15/30 (Call 01/15/30)	15	16,352
5.00%, 12/15/26 (Call 12/15/21)	25	26,353

		270,087

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	20	21,604

Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	30	29,551
3.75%, 05/01/29 (Call 05/01/24)(b)	10	10,178
4.00%, 05/01/31 (Call 05/01/26)(b)	30	30,360

Security	Par (000)	Value

Lodging (continued)
4.88%, 01/15/30 (Call 01/15/25)	$15	$16,159
5.38%, 05/01/25 (Call 05/01/22)(b)	10	10,512
5.75%, 05/01/28 (Call 05/01/23)(b)	15	16,249
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	25	26,165
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	20	20,800

		159,974

Machinery — 1.0%
ABB Finance USA Inc., 2.88%, 05/08/22	35	36,038
Caterpillar Financial Services Corp.
0.65%, 07/07/23	40	40,304
0.95%, 05/13/22	50	50,402
1.10%, 09/14/27	120	118,115
1.45%, 05/15/25	50	50,985
2.15%, 11/08/24	20	21,109
2.40%, 06/06/22	65	66,763
2.85%, 05/17/24	40	42,940
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	25	26,518
2.60%, 04/09/30 (Call 01/09/30)	34	35,978
3.25%, 09/19/49 (Call 03/19/49)	95	101,554
3.25%, 04/09/50 (Call 10/09/49)	50	53,384
3.40%, 05/15/24 (Call 02/15/24)	50	54,221
5.20%, 05/27/41	10	13,533
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	15	15,440
1.95%, 07/02/23	40	41,257
4.38%, 04/05/22	25	26,010
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	50	56,444
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	50	51,204
2.75%, 04/15/25 (Call 03/15/25)	15	16,126
3.10%, 04/15/30 (Call 01/15/30)	34	37,370
3.75%, 04/15/50 (Call 10/15/49)	30	35,347
3.90%, 06/09/42 (Call 12/09/41)	15	17,809
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	5	5,431
John Deere Capital Corp.
0.70%, 07/05/23	25	25,242
1.20%, 04/06/23	65	66,208
2.25%, 09/14/26	10	10,629
2.60%, 03/07/24	15	15,986
2.65%, 06/24/24	15	16,019
2.70%, 01/06/23	15	15,665
2.80%, 07/18/29	30	32,329
2.95%, 04/01/22	15	15,440
3.35%, 06/12/24	15	16,348
3.40%, 09/11/25	25	27,633
3.45%, 06/07/23	40	42,812
3.65%, 10/12/23	90	97,881
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	10	10,783
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	15	15,863
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	44	45,859
2.29%, 04/05/27 (Call 02/05/27)	15	15,679
2.57%, 02/15/30 (Call 11/15/29)	30	30,909
3.11%, 02/15/40 (Call 08/15/39)	50	51,554
3.36%, 02/15/50 (Call 08/15/49)	35	36,229
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/21)(b)	15	15,374

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc.
3.50%, 03/01/29 (Call 12/01/28)	$25	$28,257
4.20%, 03/01/49 (Call 09/01/48)	30	37,102
Tennant Co., 5.63%, 05/01/25 (Call 05/01/21)	15	15,488
Terex Corp., 5.63%, 02/01/25 (Call 02/01/22)(b)	10	10,261
Welbilt Inc., 9.50%, 02/15/24 (Call 02/15/22)	10	10,295
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	40	40,925
2.25%, 01/30/31 (Call 10/30/30)	65	65,775
3.25%, 11/01/26 (Call 08/01/26)	15	16,563
4.38%, 11/01/46 (Call 05/01/46)	30	35,264

		1,878,654

Manufacturing — 0.4%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	80	82,685
3.50%, 12/01/24 (Call 10/01/24)	15	16,327
3.75%, 12/01/27 (Call 09/01/27)	10	11,263
Eaton Corp.
2.75%, 11/02/22	108	112,333
3.10%, 09/15/27 (Call 06/15/27)	15	16,576
4.15%, 11/02/42	40	47,431
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	10	11,180
5.75%, 06/15/25 (Call 06/15/22)	5	5,347
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	65	70,276
3.50%, 03/01/24 (Call 12/01/23)	15	16,275
3.90%, 09/01/42 (Call 03/01/42)	10	12,046
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	15	15,990
3.25%, 06/14/29 (Call 03/14/29)	50	54,534
3.30%, 11/21/24 (Call 08/21/24)	25	27,211
4.00%, 06/14/49 (Call 12/14/48)	45	52,801
4.20%, 11/21/34 (Call 05/21/34)	25	29,458
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	15	16,893
5.75%, 06/15/43	20	28,175
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	15	16,399
4.50%, 03/21/49 (Call 09/21/48)	35	43,215

		686,415

Media — 0.6%
Belo Corp.
7.25%, 09/15/27	5	5,750
7.75%, 06/01/27	20	23,245
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	20	20,002
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	35	35,578
9.25%, 02/15/24 (Call 02/15/22)	45	47,074
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	15	15,728
3.63%, 05/15/30 (Call 02/15/30)	25	27,542
3.80%, 03/13/24 (Call 01/13/24)	15	16,282
3.95%, 03/20/28 (Call 12/20/27)	15	16,751
4.00%, 09/15/55 (Call 03/15/55)(b)	42	43,058
4.65%, 05/15/50 (Call 11/15/49)	10	11,589
4.90%, 03/11/26 (Call 12/11/25)	15	17,308
5.20%, 09/20/47 (Call 03/20/47)	65	80,018
5.30%, 05/15/49 (Call 11/15/48)	35	43,659

Security	Par (000)	Value

Media (continued)
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	$25	$25,000
5.88%, 07/15/26 (Call 07/15/21)(b)	25	25,914
7.00%, 05/15/27 (Call 05/15/22)(b)	20	21,852
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(b)	10	10,603
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	5	5,105
5.25%, 08/15/27 (Call 08/15/22)(b)	25	25,639
6.38%, 05/01/26 (Call 05/01/22)	15	15,869
8.38%, 05/01/27 (Call 05/01/22)	40	42,395
Quebecor Media Inc., 5.75%, 01/15/23	25	26,649
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(b)	45	45,673
4.63%, 07/15/24 (Call 07/15/21)(b)	20	20,621
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,038
5.38%, 07/15/26 (Call 07/15/21)(b)	15	15,540
5.50%, 07/01/29 (Call 07/01/24)(b)	40	43,289
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	25	25,588
4.75%, 03/15/26 (Call 03/15/23)(b)	20	21,307
5.00%, 09/15/29 (Call 09/15/24)	20	20,846
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	36	39,448
5.65%, 11/23/43 (Call 05/23/43)	50	64,421
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/22)(b)	35	35,038
6.63%, 06/01/27 (Call 06/01/23)(b)	30	31,505
9.50%, 05/01/25 (Call 05/01/22)(b)	20	21,800
Videotron Ltd.
5.00%, 07/15/22	25	26,003
5.13%, 04/15/27 (Call 04/15/22)(b)	20	20,928
5.38%, 06/15/24 (Call 03/15/24)(b)	20	21,828

		1,082,483

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	20	21,018
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	15	16,049

		37,067

Mining — 0.3%
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/21)	5	5,144
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(b)	30	32,561
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(b)	20	21,967
4.75%, 05/15/22 (Call 02/15/22)(b)	20	20,556
5.13%, 05/15/24 (Call 02/15/24)(b)	20	21,630
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	19	20,922
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	50	57,237
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	15	15,795
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	25	26,913
5.75%, 11/15/41(b)	25	33,370
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	212,808
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23) (b)	10	10,201

		479,104

Multi-National — 0.2%
Asian Development Bank, 0.25%, 10/06/23	100	99,861

20	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National (continued)
FMS Wertmanagement, 1.38%, 02/26/23(d)	$200	$204,508

		304,369

Office & Business Equipment — 0.0%
Xerox Corp.
3.80%, 05/15/24	10	10,399
4.80%, 03/01/35	5	5,038
6.75%, 12/15/39	10	11,065
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	20	21,105
5.50%, 08/15/28 (Call 07/15/28)(b)	20	21,361

		68,968

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	10	10,489

Packaging & Containers — 0.1%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	35	33,887
4.88%, 03/15/26 (Call 12/15/25)	20	22,234
5.00%, 03/15/22	10	10,379
5.25%, 07/01/25	20	22,429
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	20	21,144
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/22)(b)	15	15,171
7.88%, 07/15/26 (Call 07/15/21)(b)	5	5,200
Graphic Packaging International LLC
3.50%, 03/15/28(b)	10	10,276
4.75%, 07/15/27 (Call 04/15/27)(b)	25	27,736
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	15	15,810
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	15	15,697
4.88%, 12/01/22 (Call 09/01/22)(b)	10	10,482
5.13%, 12/01/24 (Call 09/01/24)(b)	10	10,935
5.50%, 09/15/25 (Call 06/15/25)(b)	10	11,168
6.88%, 07/15/33(b)	15	19,666

		252,214

Pharmaceuticals — 0.2%
Elanco Animal Health Inc., 5.90%, 08/28/28 (Call 05/28/28)	30	34,862
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(b)	15	15,346
3.25%, 03/19/25 (Call 12/19/24)(b)	80	86,482
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	25	27,303
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	10	10,217
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	20	19,742
3.00%, 05/15/50 (Call 11/15/49)	25	24,869
3.25%, 02/01/23 (Call 11/01/22)	25	26,154
3.90%, 08/20/28 (Call 05/20/28)	10	11,330
3.95%, 09/12/47 (Call 03/12/47)	20	22,950
4.45%, 08/20/48 (Call 02/20/48)	40	48,924
4.50%, 11/13/25 (Call 08/13/25)	40	45,836
4.70%, 02/01/43 (Call 08/01/42)	60	75,793

		449,808

Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	10	12,680
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43 (b)	15	18,501

		31,181

Security	Par (000)	Value

Real Estate — 0.5%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	$15	$17,459
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/18/23)(b)	10	10,849
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	10	9,926
4.38%, 02/01/31 (Call 02/01/26)(b)	25	24,938
5.38%, 03/15/25 (Call 03/15/21)(b)	15	15,418
5.38%, 08/01/28 (Call 08/01/23)(b)	15	15,771
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	10	10,312
5.00%, 03/01/31 (Call 03/01/26)	10	10,324
5.88%, 04/01/24 (Call 04/01/21)	35	35,400
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	45	46,727
5.75%, 01/15/29 (Call 01/15/24)(b)	10	10,033
7.63%, 06/15/25 (Call 06/15/22)(b)	10	10,891
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(d)	200	208,866
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(d)	200	203,752
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25 (Call 11/27/22)(d)	200	212,100

		842,766

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	10	10,484
3.80%, 04/15/26 (Call 02/15/26)	5	5,625
4.00%, 02/01/50 (Call 08/01/49)	15	16,841
4.30%, 01/15/26 (Call 10/15/25)	70	79,697
4.70%, 07/01/30 (Call 04/01/30)	10	12,008
4.85%, 04/15/49 (Call 10/15/48)	10	12,709
4.90%, 12/15/30 (Call 09/15/30)	10	12,201
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	10	10,311
3.63%, 11/15/27 (Call 08/15/27)	10	11,107
3.88%, 01/30/31 (Call 10/30/30)	10	11,115
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	25	26,196
2.75%, 01/15/27 (Call 11/15/26)	15	15,822
2.90%, 01/15/30 (Call 10/15/29)	75	78,835
3.10%, 06/15/50 (Call 12/15/49)	95	90,024
3.13%, 01/15/27 (Call 10/15/26)	5	5,411
3.38%, 10/15/26 (Call 07/15/26)	10	10,948
3.55%, 07/15/27 (Call 04/15/27)	15	16,550
3.70%, 10/15/49 (Call 04/15/49)	60	62,740
3.95%, 03/15/29 (Call 12/15/28)	50	56,051
4.40%, 02/15/26 (Call 11/15/25)	10	11,340
5.00%, 02/15/24	50	56,084
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	50	53,525
2.90%, 03/15/30 (Call 12/15/29)	25	26,039
3.20%, 01/15/25 (Call 10/15/24)	57	61,284
3.25%, 01/30/31 (Call 10/30/30)	30	31,786
3.40%, 06/21/29 (Call 03/21/29)	10	10,818
3.65%, 02/01/26 (Call 11/03/25)	100	111,185
3.85%, 02/01/23 (Call 11/01/22)	25	26,410
4.50%, 12/01/28 (Call 09/01/28)	35	40,782
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	25	26,490
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	25	27,831
4.13%, 05/15/29 (Call 02/15/29)	10	11,168

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(b)	$25	$25,748
Camden Property Trust
3.15%, 07/01/29 (Call 04/01/29)	20	21,641
3.35%, 11/01/49 (Call 05/01/49)	10	10,618
4.10%, 10/15/28 (Call 07/15/28)	10	11,475
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	15	16,020
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	48	49,224
3.60%, 05/15/23 (Call 02/15/23)	50	52,581
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	25	25,160
2.25%, 01/15/31 (Call 10/15/30)	25	24,562
3.10%, 11/15/29 (Call 08/15/29)	25	26,463
3.15%, 07/15/23 (Call 06/15/23)	15	15,873
3.25%, 01/15/51 (Call 07/15/50)	10	9,581
3.30%, 07/01/30 (Call 04/01/30)	24	25,793
3.65%, 09/01/27 (Call 06/01/27)	25	27,755
4.00%, 11/15/49 (Call 05/15/49)	10	10,787
4.15%, 07/01/50 (Call 01/01/50)	15	16,614
4.30%, 02/15/29 (Call 11/15/28)	15	17,183
4.45%, 02/15/26 (Call 11/15/25)	10	11,357
4.75%, 05/15/47 (Call 11/15/46)	50	59,525
5.20%, 02/15/49 (Call 08/15/48)	35	44,791
5.25%, 01/15/23	54	58,545
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	90	85,109
2.90%, 11/15/24 (Call 10/15/24)	25	26,615
3.45%, 11/15/29 (Call 08/15/29)	10	10,528
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	19	18,460
2.88%, 11/15/29 (Call 08/15/29)	10	10,651
3.05%, 03/01/50 (Call 09/01/49)	20	19,541
4.00%, 09/15/28 (Call 06/15/28)	10	11,487
Equinix Inc.
1.25%, 07/15/25 (Call 06/15/25)	24	24,010
1.55%, 03/15/28 (Call 01/15/28)	50	49,055
1.80%, 07/15/27 (Call 05/15/27)	50	50,308
2.15%, 07/15/30 (Call 04/15/30)	5	4,897
2.63%, 11/18/24 (Call 10/18/24)	15	15,899
2.90%, 11/18/26 (Call 09/18/26)	15	16,114
2.95%, 09/15/51 (Call 03/15/51)	35	31,833
3.00%, 07/15/50 (Call 01/15/50)	32	29,541
3.20%, 11/18/29 (Call 08/18/29)	15	15,970
5.38%, 05/15/27 (Call 05/15/22)	15	16,198
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	20	20,723
3.00%, 07/01/29 (Call 04/01/29)	50	53,690
3.38%, 06/01/25 (Call 03/01/25)	25	27,132
3.50%, 03/01/28 (Call 12/01/27)	25	27,557
4.50%, 06/01/45 (Call 12/01/44)	10	12,198
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	10	10,623
3.50%, 06/01/30 (Call 03/01/30)	10	10,884
4.50%, 12/01/44 (Call 06/01/44)	10	11,567
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	15	15,010
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	35	36,716

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 07/15/26 (Call 05/15/26)	$10	$11,011
3.40%, 02/01/25 (Call 11/01/24)	25	27,114
4.00%, 06/01/25 (Call 03/01/25)	25	27,892
6.75%, 02/01/41 (Call 08/01/40)	10	14,018
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	45	49,235
Series H, 3.38%, 12/15/29 (Call 09/16/29)	25	25,150
Series I, 3.50%, 09/15/30 (Call 06/15/30)	10	10,165
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	25	24,820
4.88%, 09/15/27 (Call 09/15/22)(b)	25	26,062
4.88%, 09/15/29 (Call 09/15/24)(b)	25	25,442
5.00%, 07/15/28 (Call 07/15/23)(b)	10	10,350
5.25%, 03/15/28 (Call 12/27/22)(b)	35	36,587
5.25%, 07/15/30 (Call 07/15/25)(b)	35	35,992
5.63%, 07/15/32 (Call 07/15/26)(b)	10	10,579
iStar Inc., 5.50%, 02/15/26 (Call 08/15/22)	25	25,674
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	20	19,373
3.05%, 02/15/30 (Call 11/15/29)	10	10,365
3.80%, 01/15/23 (Call 10/15/22)	25	26,106
4.38%, 10/01/25 (Call 07/01/25)	25	27,706
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	10	9,998
2.70%, 10/01/30 (Call 07/01/30)	10	10,296
3.13%, 06/01/23 (Call 03/01/23)	25	26,307
3.30%, 02/01/25 (Call 12/01/24)	5	5,405
3.40%, 11/01/22 (Call 09/01/22)	25	26,098
4.25%, 04/01/45 (Call 10/01/44)	10	11,260
4.45%, 09/01/47 (Call 03/01/47)	10	11,560
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	44	43,314
3.88%, 12/15/27 (Call 09/15/27)	25	28,267
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(b)	20	21,082
7.50%, 06/01/25 (Call 06/01/22)(b)	15	16,260
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	10	9,429
2.13%, 04/15/27 (Call 02/15/27)	18	18,735
2.13%, 10/15/50 (Call 04/15/50)	47	39,653
2.25%, 04/15/30 (Call 01/15/30)	49	50,120
3.75%, 11/01/25 (Call 08/01/25)	25	27,954
3.88%, 09/15/28 (Call 06/15/28)	50	57,262
4.38%, 09/15/48 (Call 03/15/48)	10	12,577
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	20	20,907
3.70%, 06/15/30 (Call 03/15/30)	10	11,022
4.65%, 03/15/49 (Call 09/15/48)	10	11,564
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)(b)	30	29,157
3.88%, 02/15/27 (Call 02/15/23)	35	36,275
4.88%, 09/01/24 (Call 09/01/21)	20	20,512
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/25 (Call 11/12/24)(b)	10	10,680
3.63%, 01/28/26 (Call 12/28/25)(b)	75	81,455
4.38%, 05/28/30 (Call 02/28/30)(b)	35	39,732
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	25	25,916

22	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	$20	$20,479
5.50%, 11/01/23 (Call 08/01/23)(b)	5	5,234
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	85	91,626
3.00%, 08/15/31 (Call 05/15/31)	10	10,578
3.10%, 11/01/34 (Call 08/01/34)	10	10,615
3.20%, 01/15/30 (Call 10/15/29)	10	10,755
4.40%, 01/26/29 (Call 10/26/28)	10	11,594
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/21)(b)	15	15,370
7.88%, 02/15/25 (Call 02/15/22)(b)	50	53,573
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(b)	15	15,267
6.50%, 02/15/29 (Call 02/15/24)(b)	25	25,214
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	25	26,195
3.25%, 10/15/26 (Call 07/15/26)	25	27,126
3.85%, 04/01/27 (Call 01/01/27)	5	5,563
4.13%, 01/15/26 (Call 10/15/25)	25	28,313
4.40%, 01/15/29 (Call 10/15/28)	10	11,426
4.75%, 11/15/30 (Call 08/15/30)	25	29,579
4.88%, 04/15/49 (Call 10/15/48)	10	11,729
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(b)	30	30,416
3.75%, 02/15/27 (Call 02/15/23)(b)	15	15,213
4.13%, 08/15/30 (Call 02/15/25)(b)	25	26,053
4.25%, 12/01/26 (Call 12/01/22)(b)	40	41,252
4.63%, 12/01/29 (Call 12/01/24)(b)	20	20,980
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	25	25,373
3.50%, 06/15/29 (Call 03/15/29)(b)	60	61,135
4.63%, 09/20/48 (Call 03/20/48)(b)	10	10,317
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	25	26,745
2.75%, 01/15/31 (Call 10/15/30)	45	46,299
3.63%, 03/15/24 (Call 02/15/24)	25	27,058
3.75%, 03/15/23 (Call 12/15/22)	25	26,443
4.00%, 06/01/25 (Call 03/01/25)	100	110,969
4.13%, 03/15/29 (Call 09/15/28)	20	22,616
4.25%, 04/01/26 (Call 01/01/26)	10	11,405
4.95%, 09/01/48 (Call 03/01/48)	5	6,154
6.50%, 03/15/41 (Call 09/15/40)	10	13,606

		4,351,737

Retail — 1.4%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	25	25,061
3.90%, 04/15/30 (Call 01/15/30)	15	16,758
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	10	10,351
4.75%, 03/01/30 (Call 03/01/25)	10	10,515
AutoNation Inc., 4.75%, 06/01/30 (Call 03/01/30)	35	41,218
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/22)(b)	5	5,202
4.88%, 11/01/25 (Call 11/01/21)(b)	35	35,326
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	34	32,884
4.45%, 10/01/28 (Call 07/01/28)	15	17,418
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	20	20,791
Caleres Inc., 6.25%, 08/15/23 (Call 08/15/21)	5	5,021

Security	Par (000)	Value

Retail (continued)
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	$34	$37,097
4.55%, 02/15/48 (Call 08/15/47)	30	32,150
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	10	10,619
GameStop Corp., 10.00%, 03/15/23 (Call 03/15/22) (b)	10	10,304
Gap Inc. (The)
8.38%, 05/15/23(b)	10	11,460
8.63%, 05/15/25 (Call 05/15/22)(b)	25	27,890
8.88%, 05/15/27 (Call 05/15/23)(b)	30	35,134
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	20	20,297
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	50	53,471
2.70%, 04/01/23 (Call 01/01/23)	25	26,090
2.70%, 04/15/30 (Call 01/15/30)	25	26,673
2.80%, 09/14/27 (Call 06/14/27)	40	43,555
2.95%, 06/15/29 (Call 03/15/29)	30	32,592
3.13%, 12/15/49 (Call 06/15/49)	10	10,248
3.25%, 03/01/22	25	25,755
3.30%, 04/15/40 (Call 10/15/39)	35	38,133
3.35%, 04/15/50 (Call 10/15/49)	25	26,638
3.50%, 09/15/56 (Call 03/15/56)	25	27,326
3.75%, 02/15/24 (Call 11/15/23)	25	27,215
3.90%, 12/06/28 (Call 09/06/28)	45	52,157
4.40%, 03/15/45 (Call 09/15/44)	50	61,383
4.50%, 12/06/48 (Call 06/06/48)	115	144,999
4.88%, 02/15/44 (Call 08/15/43)	64	83,444
5.40%, 09/15/40 (Call 03/15/40)	25	33,972
5.88%, 12/16/36	23	32,933
5.95%, 04/01/41 (Call 10/01/40)	15	21,686
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(b)	15	15,752
4.63%, 12/15/27 (Call 12/15/22)(b)	10	10,535
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(b)	90	99,553
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	25	24,833
3.63%, 06/01/24 (Call 03/01/24)(c)	5	4,960
4.30%, 02/15/43 (Call 08/15/42)	5	3,787
4.50%, 12/15/34 (Call 06/15/34)(c)	15	12,762
5.13%, 01/15/42 (Call 07/15/41)	5	4,108
Michaels Stores Inc.
4.75%, 10/01/27 (Call 10/01/23)(b)	15	15,337
8.00%, 07/15/27 (Call 07/15/22)(b)	15	16,014
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	15	14,851
4.38%, 04/01/30 (Call 01/01/30)(c)	15	14,573
5.00%, 01/15/44 (Call 07/15/43)	20	18,938
6.95%, 03/15/28	10	11,250
8.75%, 05/15/25 (Call 05/15/22)(b)	10	11,157
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/21)	25	25,776
Starbucks Corp.
1.30%, 05/07/22	25	25,281
2.25%, 03/12/30 (Call 12/12/29)	64	65,053
2.45%, 06/15/26 (Call 03/15/26)	25	26,486
2.55%, 11/15/30 (Call 08/15/30)	24	24,879
2.70%, 06/15/22 (Call 04/15/22)	25	25,651
3.10%, 03/01/23 (Call 02/01/23)	15	15,770
3.35%, 03/12/50 (Call 09/12/49)	34	34,536
3.50%, 03/01/28 (Call 12/01/27)	25	27,859
3.55%, 08/15/29 (Call 05/15/29)	105	117,551

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.75%, 12/01/47 (Call 06/01/47)	$25	$26,989
3.80%, 08/15/25 (Call 06/15/25)	81	90,482
3.85%, 10/01/23 (Call 07/01/23)	25	26,950
4.50%, 11/15/48 (Call 05/15/48)	19	22,635
Target Corp., 3.63%, 04/15/46	50	57,661
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	45	47,542
2.50%, 05/15/23 (Call 02/15/23)	25	26,028
3.75%, 04/15/27 (Call 02/15/27)	25	28,321
3.88%, 04/15/30 (Call 01/15/30)	39	44,789
4.50%, 04/15/50 (Call 10/15/49)	5	6,477
Walgreen Co.
3.10%, 09/15/22	65	67,634
4.40%, 09/15/42	35	38,578
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	55	60,529
3.80%, 11/18/24 (Call 08/18/24)	25	27,526
4.10%, 04/15/50 (Call 10/15/49)	50	52,631
4.65%, 06/01/46 (Call 12/01/45)	35	39,327
4.80%, 11/18/44 (Call 05/18/44)	45	51,422

		2,556,539

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	25	26,172

Semiconductors — 0.8%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	40	41,939
2.95%, 04/01/25 (Call 03/01/25)	15	16,120
3.13%, 12/05/23 (Call 10/05/23)	15	16,036
3.50%, 12/05/26 (Call 09/05/26)	25	27,862
3.90%, 12/15/25 (Call 09/15/25)	15	16,834
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	35	34,517
2.75%, 06/01/50 (Call 12/01/49)	35	34,134
3.30%, 04/01/27 (Call 01/01/27)	40	44,486
3.90%, 10/01/25 (Call 07/01/25)	75	84,196
5.10%, 10/01/35 (Call 04/01/35)	35	46,312
5.85%, 06/15/41	45	65,372
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(b)	15	15,734
4.63%, 02/10/26 (Call 11/10/21)(b)	15	15,495
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	40	40,008
2.88%, 06/15/50 (Call 12/15/49)	25	24,574
3.13%, 06/15/60 (Call 12/15/59)	10	10,087
3.75%, 03/15/26 (Call 01/15/26)	146	163,907
4.00%, 03/15/29 (Call 12/15/28)	15	17,358
4.88%, 03/15/49 (Call 09/15/48)	20	26,928
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	40	43,029
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	25	26,220
Micron Technology Inc.
2.50%, 04/24/23	15	15,625
4.19%, 02/15/27 (Call 12/15/26)	15	17,096
4.64%, 02/06/24 (Call 01/06/24)	34	37,571
4.98%, 02/06/26 (Call 12/06/25)	75	86,947
5.33%, 02/06/29 (Call 11/06/28)	20	24,131

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	$30	$32,258
3.20%, 09/16/26 (Call 06/16/26)	35	38,587
3.50%, 04/01/40 (Call 10/01/39)	34	37,586
3.50%, 04/01/50 (Call 10/01/49)	64	69,445
3.70%, 04/01/60 (Call 10/01/59)	10	11,191
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	20	20,858
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	15	14,997
4.38%, 10/15/29 (Call 10/15/24)	30	32,326
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	65	66,586
1.75%, 05/04/30 (Call 02/04/30)	9	8,890
2.25%, 05/01/23 (Call 02/01/23)	15	15,557
2.25%, 09/04/29 (Call 06/04/29)	25	25,761
2.63%, 05/15/24 (Call 03/15/24)	15	15,964
2.90%, 11/03/27 (Call 08/03/27)	50	54,802
3.88%, 03/15/39 (Call 09/15/38)	50	58,805
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	34	34,548
2.95%, 06/01/24 (Call 04/01/24)	15	16,007

		1,546,686

Software — 1.1%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	40	35,148
3.40%, 09/15/26 (Call 06/15/26)	80	89,053
4.50%, 06/15/47 (Call 12/15/46)	25	30,831
Adobe Inc.
1.70%, 02/01/23	15	15,406
1.90%, 02/01/25 (Call 01/01/25)	15	15,595
2.15%, 02/01/27 (Call 12/01/26)	25	26,249
2.30%, 02/01/30 (Call 11/01/29)	25	25,838
3.25%, 02/01/25 (Call 11/01/24)	30	32,637
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	34	35,966
3.60%, 12/15/22 (Call 09/15/22)	15	15,693
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	25	26,340
3.40%, 06/27/26 (Call 03/27/26)	25	27,525
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	15	15,572
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	10	10,478
5.00%, 10/15/24 (Call 07/15/24)	5	5,519
5.25%, 05/15/29 (Call 05/15/24)(b)	15	16,139
5.88%, 06/15/26 (Call 06/15/21)	5	5,208
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	25	26,396
4.50%, 12/01/27 (Call 09/01/27)	25	28,984
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)(c)	5	5,224
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	10	10,352
5.25%, 05/15/26 (Call 02/15/26)(b)	10	11,283
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	25	26,004
2.65%, 06/01/30 (Call 03/01/30)	15	15,522
2.75%, 07/01/24 (Call 06/01/24)	40	42,530
3.20%, 07/01/26 (Call 05/01/26)	60	65,363
3.50%, 07/01/29 (Call 04/01/29)	45	49,571
3.80%, 10/01/23 (Call 09/01/23)	55	59,486

24	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.85%, 06/01/25 (Call 03/01/25)	$35	$38,708
4.20%, 10/01/28 (Call 07/01/28)	15	17,226
4.40%, 07/01/49 (Call 01/01/49)	55	65,632
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	15	15,596
2.13%, 11/15/22	15	15,487
2.38%, 05/01/23 (Call 02/01/23)	15	15,611
2.40%, 08/08/26 (Call 05/08/26)	25	26,720
2.53%, 06/01/50 (Call 12/01/49)	25	23,526
2.65%, 11/03/22 (Call 09/03/22)	25	25,906
2.68%, 06/01/60 (Call 12/01/59)	50	46,956
2.70%, 02/12/25 (Call 11/12/24)	15	16,037
2.88%, 02/06/24 (Call 12/06/23)	40	42,775
3.13%, 11/03/25 (Call 08/03/25)	15	16,470
3.30%, 02/06/27 (Call 11/06/26)	60	66,942
3.45%, 08/08/36 (Call 02/08/36)	75	86,623
3.50%, 02/12/35 (Call 08/12/34)	25	29,246
3.63%, 12/15/23 (Call 09/15/23)	39	42,312
3.70%, 08/08/46 (Call 02/08/46)	45	53,030
3.75%, 02/12/45 (Call 08/12/44)	25	29,483
4.00%, 02/12/55 (Call 08/12/54)	10	12,438
4.10%, 02/06/37 (Call 08/06/36)	25	30,986
4.20%, 11/03/35 (Call 05/03/35)	25	31,188
4.45%, 11/03/45 (Call 05/03/45)	25	32,801
4.50%, 10/01/40	25	32,836
4.75%, 11/03/55 (Call 05/03/55)(c)	25	35,055
5.30%, 02/08/41	25	35,942
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	15	15,678
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	25	25,406
5.88%, 06/01/26 (Call 06/01/21)(b)	25	25,859
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	25	25,987
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(b)	20	20,468
4.00%, 02/15/28 (Call 02/15/23)(b)	10	10,301
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	42	44,486
3.70%, 04/11/28 (Call 01/11/28)	25	28,477
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	35	32,570
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	90	93,109
3.90%, 08/21/27 (Call 05/21/27)	15	16,641
4.65%, 05/15/27 (Call 03/15/27)	48	55,021
4.70%, 05/15/30 (Call 02/15/30)	65	75,888

		2,125,335

Telecommunications — 2.2%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	35	37,665
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	200	216,494
British Telecommunications PLC, 9.63%, 12/15/30	25	39,627
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/21)(b)	20	20,805
8.00%, 10/15/25 (Call 10/15/21)(b)	10	10,684
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	15	15,706
2.50%, 09/20/26 (Call 06/20/26)	90	96,612
2.95%, 02/28/26	25	27,262
3.50%, 06/15/25	10	11,113
3.63%, 03/04/24	15	16,443
5.50%, 01/15/40	66	93,189

Security	Par (000)	Value

Telecommunications (continued)
5.90%, 02/15/39	$30	$43,674
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(b)	30	30,842
6.00%, 03/01/26 (Call 03/01/22)(b)	30	31,537
7.13%, 07/01/28 (Call 07/01/23)(b)	25	26,219
8.25%, 03/01/27 (Call 03/01/22)(b)	15	15,806
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	15	14,696
6.00%, 06/15/25 (Call 06/15/21)(b)	39	39,668
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	5	5,688
4.75%, 03/15/42	25	30,116
5.35%, 11/15/48 (Call 05/15/48)	60	78,362
5.45%, 11/15/79 (Call 05/15/79)	45	57,870
Deutsche Telekom International Finance BV
8.75%, 06/15/30	65	98,619
9.25%, 06/01/32	50	82,420
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(d)	200	224,376
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(b)	25	26,371
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	25	26,130
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	50	49,101
4.00%, 09/01/24	50	55,366
4.60%, 02/23/28 (Call 11/23/27)	36	41,995
5.50%, 09/01/44	35	43,112
Nokia OYJ
3.38%, 06/12/22	10	10,289
4.38%, 06/12/27	30	32,503
6.63%, 05/15/39	5	6,317
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/21)(b)	15	15,078
QualityTech LP/QTS Finance Corp., 3.88%, 10/01/28 (Call 10/01/23)(b)	10	10,176
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	59	63,942
3.00%, 03/15/23 (Call 12/15/22)	15	15,690
3.63%, 12/15/25 (Call 09/15/25)	15	16,632
3.70%, 11/15/49 (Call 05/15/49)	75	80,694
4.10%, 10/01/23 (Call 07/01/23)	90	97,509
4.35%, 05/01/49 (Call 11/01/48)	20	23,693
5.00%, 03/15/44 (Call 09/15/43)	25	31,807
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(d)	200	206,454
Telecom Italia Capital SA
6.00%, 09/30/34	30	34,635
6.38%, 11/15/33	25	29,586
7.20%, 07/18/36	30	38,451
7.72%, 06/04/38	25	33,551
Telefonica Emisiones SA, 7.05%, 06/20/36	180	256,361
Telefonica Europe BV, 8.25%, 09/15/30	55	80,083
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	16,300
3.70%, 09/15/27 (Call 06/15/27)	15	17,027
4.30%, 06/15/49 (Call 12/15/48)	25	29,194
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	75	73,924
1.50%, 09/18/30 (Call 06/18/30)	15	14,151
2.63%, 08/15/26	40	42,692
2.99%, 10/30/56 (Call 04/30/56)(b)	39	35,319

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.00%, 03/22/27 (Call 01/22/27)	$15	$16,263
3.15%, 03/22/30 (Call 12/22/29)	40	42,917
3.85%, 11/01/42 (Call 05/01/42)	30	33,095
3.88%, 02/08/29 (Call 11/08/28)	65	73,832
4.00%, 03/22/50 (Call 09/22/49)	30	32,981
4.02%, 12/03/29 (Call 09/03/29)	100	114,596
4.13%, 03/16/27	40	46,151
4.13%, 08/15/46	40	45,105
4.15%, 03/15/24 (Call 12/15/23)	25	27,387
4.27%, 01/15/36	60	69,782
4.33%, 09/21/28	50	58,187
4.40%, 11/01/34 (Call 05/01/34)	65	77,196
4.50%, 08/10/33	75	89,541
4.52%, 09/15/48	70	83,009
4.75%, 11/01/41	30	36,756
4.81%, 03/15/39	25	30,851
4.86%, 08/21/46	70	86,467
5.01%, 04/15/49	25	31,747
5.15%, 09/15/23	46	51,331
5.25%, 03/16/37	85	109,424
5.50%, 03/16/47	35	46,939
7.75%, 12/01/30	10	14,642
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(a)	40	47,911

		4,185,736

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	15	16,302
3.55%, 11/19/26 (Call 09/19/26)	10	10,945
3.90%, 11/19/29 (Call 08/19/29)	50	55,035
5.10%, 05/15/44 (Call 11/15/43)	25	28,682
6.35%, 03/15/40	30	39,369

		150,333

Transportation — 1.4%
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	45	41,451
3.20%, 08/02/46 (Call 02/02/46)	25	26,488
3.65%, 02/03/48 (Call 08/03/47)	25	28,418
4.45%, 01/20/49 (Call 07/20/48)	25	32,189
6.20%, 06/01/36	10	14,503
6.38%, 11/15/37	35	51,893
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	50	50,246
2.90%, 02/01/25 (Call 11/01/24)	15	16,027
4.80%, 09/15/35 (Call 03/15/35)	25	31,405
4.80%, 08/01/45 (Call 02/01/45)	25	32,224
5.95%, 05/15/37	15	21,076
6.13%, 09/15/15 (Call 03/15/15)	15	23,315
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	50	57,363
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	25	25,978
2.60%, 11/01/26 (Call 08/01/26)	15	16,112
3.25%, 06/01/27 (Call 03/01/27)	85	93,869
3.35%, 09/15/49 (Call 03/15/49)	20	20,734
3.40%, 08/01/24 (Call 05/01/24)	15	16,319
3.80%, 03/01/28 (Call 12/01/27)	16	18,061
3.80%, 11/01/46 (Call 05/01/46)	50	55,500
3.95%, 05/01/50 (Call 11/01/49)	39	44,158
4.40%, 03/01/43 (Call 09/01/42)	40	47,402

Security	Par (000)	Value

Transportation (continued)
4.50%, 03/15/49 (Call 09/15/48)	$10	$12,076
4.50%, 08/01/54 (Call 02/01/54)	20	24,520
4.75%, 11/15/48 (Call 05/15/48)	30	36,990
5.50%, 04/15/41 (Call 10/15/40)	15	19,841
6.15%, 05/01/37	5	6,986
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	20	20,875
3.50%, 05/01/50 (Call 11/01/49)	25	25,876
4.20%, 11/15/69 (Call 05/15/69)	35	38,015
4.30%, 05/15/43 (Call 11/15/42)	40	46,215
4.70%, 05/01/48 (Call 11/01/47)	10	11,821
4.95%, 08/15/45 (Call 02/15/45)	10	12,205
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	193,974
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	15	15,431
2.50%, 09/01/24 (Call 08/01/24)	20	21,154
2.80%, 03/01/22 (Call 02/01/22)	15	15,323
2.88%, 06/01/22 (Call 05/01/22)	15	15,428
2.90%, 12/01/26 (Call 10/01/26)	65	70,288
3.35%, 09/01/25 (Call 08/01/25)	121	132,172
3.40%, 03/01/23 (Call 02/01/23)	15	15,824
3.65%, 03/18/24 (Call 02/18/24)	20	21,757
3.75%, 06/09/23 (Call 05/09/23)	35	37,494
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	15	15,702
2.40%, 02/05/30 (Call 11/05/29)	50	51,645
2.75%, 03/01/26 (Call 12/01/25)	65	69,748
2.95%, 03/01/22	15	15,402
3.25%, 02/05/50 (Call 08/05/49)	40	41,298
3.38%, 02/01/35 (Call 08/01/34)	25	27,506
3.50%, 06/08/23 (Call 05/08/23)	15	16,003
3.55%, 08/15/39 (Call 02/15/39)	25	27,455
3.60%, 09/15/37 (Call 03/15/37)	25	27,452
3.70%, 03/01/29 (Call 12/01/28)	15	16,933
3.75%, 02/05/70 (Call 08/05/69)	25	26,555
3.80%, 10/01/51 (Call 04/01/51)	25	28,159
3.84%, 03/20/60 (Call 09/20/59)	35	39,282
3.95%, 09/10/28 (Call 06/10/28)	15	17,196
4.00%, 04/15/47 (Call 10/15/46)	25	28,623
4.16%, 07/15/22 (Call 04/15/22)	15	15,639
4.50%, 09/10/48 (Call 03/10/48)	25	30,377
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	74	78,043
2.35%, 05/16/22 (Call 04/16/22)	15	15,354
2.40%, 11/15/26 (Call 08/15/26)	15	16,040
2.45%, 10/01/22	25	25,863
2.50%, 04/01/23 (Call 03/01/23)	15	15,644
3.05%, 11/15/27 (Call 08/15/27)	15	16,622
3.40%, 03/15/29 (Call 12/15/28)	15	16,719
3.40%, 09/01/49 (Call 03/01/49)	30	32,056
3.75%, 11/15/47 (Call 05/15/47)	25	27,854
3.90%, 04/01/25 (Call 03/01/25)	65	72,465
4.25%, 03/15/49 (Call 09/15/48)	25	29,892
4.45%, 04/01/30 (Call 01/01/30)	35	42,150
5.20%, 04/01/40 (Call 10/01/39)	50	66,579
5.30%, 04/01/50 (Call 10/01/49)	25	34,665
6.20%, 01/15/38	25	35,786

		2,579,703

26	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.1%
GATX Corp.
4.00%, 06/30/30 (Call 03/30/30)	$25	$28,513
4.35%, 02/15/24 (Call 01/15/24)	50	54,910
5.20%, 03/15/44 (Call 09/15/43)	25	31,748

		115,171

Water — 0.2%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	20	21,761
3.45%, 06/01/29 (Call 03/01/29)	25	27,901
3.45%, 05/01/50 (Call 11/01/49)	14	15,169
3.75%, 09/01/28 (Call 06/01/28)	25	28,346
3.75%, 09/01/47 (Call 03/01/47)	35	39,562
4.00%, 12/01/46 (Call 06/01/46)	25	29,131
4.15%, 06/01/49 (Call 12/01/48)	5	6,009
6.59%, 10/15/37	75	110,315

		278,194

Total Corporate Bonds & Notes — 34.4% (Cost: $65,340,816)		64,766,023

Foreign Government Obligations

Argentina — 0.2%
Argentina Bonar Bonds
0.13%, 07/09/30(f)	30	10,561
0.13%, 07/09/35(f)	75	23,705
0.13%, 01/09/38(f)	55	18,200
Argentine Republic Government International Bond
0.13%, 07/09/30(f)	180	65,662
0.13%, 07/09/35(f)	230	73,648
0.13%, 01/09/38(f)	140	52,081
0.13%, 07/09/41(f)	150	51,423
0.13%, 07/09/46(f)	80	25,790
1.00%, 07/09/29	50	19,818

		340,888

Bermuda — 0.1%
Bermuda Government International Bond, 2.38%, 08/20/30 (Call 05/20/30)(d)	95	97,152

Brazil — 0.3%
Brazilian Government International Bond
3.88%, 06/12/30	200	199,652
5.63%, 01/07/41	100	105,526
10.13%, 05/15/27	200	284,806

		589,984

Canada — 0.9%
Canada Government International Bond
1.63%, 01/22/25	50	52,118
2.00%, 11/15/22	125	128,882
Export Development Canada
1.38%, 02/24/23	175	179,090
2.75%, 03/15/23	25	26,282
Province of Alberta Canada
1.30%, 07/22/30	55	52,605
2.20%, 07/26/22	100	102,708
3.30%, 03/15/28	25	28,017
Province of British Columbia Canada
2.00%, 10/23/22	95	97,787
2.25%, 06/02/26	20	21,359
6.50%, 01/15/26	25	31,381

Security	Par (000)	Value

Canada (continued)
Province of Manitoba Canada, 2.13%, 05/04/22	$100	$102,194
Province of New Brunswick Canada, 3.63%, 02/24/28	45	51,424
Province of Ontario Canada
1.05%, 05/21/27	25	24,790
2.20%, 10/03/22	50	51,539
2.30%, 06/15/26	25	26,677
2.50%, 04/27/26	130	140,022
2.55%, 04/25/22	75	76,988
3.05%, 01/29/24	20	21,509
3.20%, 05/16/24	60	65,170
3.40%, 10/17/23	21	22,641
Province of Quebec Canada
1.35%, 05/28/30	45	44,026
2.50%, 04/20/26	56	60,376
2.63%, 02/13/23	200	209,156
2.75%, 04/12/27	35	38,371
Series QO, 2.88%, 10/16/24	60	64,984
Series QX, 1.50%, 02/11/25	40	41,315

		1,761,411

Chile — 0.1%
Chile Government International Bond, 3.24%, 02/06/28 (Call 11/06/27)	200	219,752

Colombia — 0.3%
Colombia Government International Bond 3.88%, 04/25/27 (Call 01/25/27)	200	215,870
6.13%, 01/18/41	100	120,819
7.38%, 09/18/37	100	133,545
8.13%, 05/21/24	25	29,965
10.38%, 01/28/33	25	38,799

		538,998

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	20	25,552

France — 0.1%
Caisse d’Amortissement de la Dette Sociale, 0.38%, 09/23/25(b)	270	264,821

Germany — 0.1%
FMS Wertmanagement, 2.75%, 03/06/23	200	210,064

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 02/21/23	50	54,751

Israel — 0.1%
State of Israel, 3.80%, 05/13/60(d)	200	217,596

Italy — 0.2%
Republic of Italy Government International Bond
2.38%, 10/17/24	200	209,592
5.38%, 06/15/33	137	170,613

		380,205

Japan — 0.3%
Japan Bank for International Cooperation
0.63%, 07/15/25	200	197,666
1.75%, 01/23/23	200	205,462
2.50%, 06/01/22	200	205,534

		608,662

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 5.13%, 07/21/25(d)	200	233,616

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Norway — 0.1%
Kommunalbanken AS, 1.13%, 06/14/30(b)	$200	$192,370

Panama — 0.3%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	191,958
6.70%, 01/26/36	100	135,106
9.38%, 04/01/29	100	147,710

		474,774

Paraguay — 0.1%
Paraguay Government International Bond, 5.00%, 04/15/26(d)	200	225,422

Peru — 0.2%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	100	104,227
6.55%, 03/14/37	100	138,908
8.75%, 11/21/33	100	158,211

		401,346

Poland — 0.1%
Republic of Poland Government International Bond, 4.00%, 01/22/24	100	110,140

Qatar — 0.3%
Qatar Government International Bond
3.75%, 04/16/30(d)	200	227,278
5.75%, 01/20/42(b)	200	281,350

		508,628

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(d)	100	101,793

Russia — 0.2%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(d)	200	207,858
5.63%, 04/04/42(d)	200	253,172

		461,030

South Africa — 0.1%
Republic of South Africa Government International Bond, 5.88%, 09/16/25	200	222,960

South Korea — 0.1%
Korea International Bond, 2.75%, 01/19/27	200	218,060

Supranational — 2.4%
African Development Bank
0.75%, 04/03/23	82	82,908
1.63%, 09/16/22	100	102,197
2.13%, 11/16/22	20	20,654
3.00%, 09/20/23	135	144,193
Asian Development Bank
0.25%, 07/14/23	50	49,964
0.63%, 04/07/22	75	75,383
0.63%, 04/29/25	25	25,006
0.75%, 10/08/30(c)	140	130,469
1.75%, 09/13/22	25	25,600
1.88%, 02/18/22	25	25,407
1.88%, 08/10/22	50	51,216
1.88%, 01/24/30	25	25,895
2.00%, 02/16/22	50	50,872
2.00%, 01/22/25	100	105,517
2.00%, 04/24/26	25	26,435

Security	Par (000)	Value

Supranational (continued)
2.63%, 01/30/24	$50	$53,299
2.75%, 03/17/23	110	115,698
Council of Europe Development Bank, 1.38%, 02/27/25	10	10,314
European Bank for Reconstruction & Development
0.50%, 05/19/25	10	9,947
2.75%, 03/07/23	100	105,096
European Investment Bank
0.63%, 07/25/25	50	49,796
0.75%, 09/23/30	25	23,367
0.88%, 05/17/30	20	19,013
1.38%, 09/06/22	50	50,907
1.38%, 05/15/23	100	102,528
1.63%, 03/14/25	110	114,572
1.88%, 02/10/25	113	118,736
2.13%, 04/13/26	70	74,556
2.25%, 03/15/22	50	51,074
2.25%, 08/15/22	108	111,255
2.25%, 06/24/24	20	21,195
2.38%, 05/24/27	15	16,219
2.50%, 03/15/23	50	52,336
2.50%, 10/15/24	50	53,589
3.13%, 12/14/23	50	53,891
3.25%, 01/29/24	205	222,193
4.88%, 02/15/36	35	48,309
Inter-American Development Bank
0.50%, 05/24/23	50	50,326
0.63%, 09/16/27	25	24,132
0.88%, 04/03/25	15	15,175
1.75%, 09/14/22	75	76,807
1.75%, 03/14/25	50	52,290
2.00%, 06/02/26	25	26,421
2.00%, 07/23/26	25	26,425
2.25%, 06/18/29	55	58,610
2.50%, 01/18/23	79	82,419
2.63%, 01/16/24	50	53,246
3.00%, 10/04/23	144	154,017
3.00%, 02/21/24	145	156,281
4.38%, 01/24/44	59	80,090
International Bank for Reconstruction & Development
0.38%, 07/28/25	50	49,251
0.75%, 03/11/25	150	151,111
0.75%, 08/26/30	25	23,360
0.88%, 05/14/30	25	23,744
1.63%, 01/15/25	50	52,053
1.75%, 04/19/23	50	51,638
1.75%, 10/23/29	25	25,714
1.88%, 10/07/22	50	51,352
2.50%, 03/19/24	305	324,685
3.00%, 09/27/23	21	22,448
3.13%, 11/20/25	25	27,712
4.75%, 02/15/35	25	33,430
International Finance Corp.
0.38%, 07/16/25	50	49,243
0.75%, 08/27/30	10	9,351
1.38%, 10/16/24	50	51,579
2.13%, 04/07/26	95	101,130
2.88%, 07/31/23	10	10,617
Nordic Investment Bank, 0.38%, 09/11/25	200	196,600

		4,530,863

28	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 08/26/25	$200	$196,960

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.13%, 10/11/27(d)	200	219,670
4.13%, 10/11/47(d)	200	232,196
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	201,374

		653,240

United Kingdom — 0.1%
Bank of England Euro Note, 0.50%, 04/28/23(b)	145	145,864

Uruguay — 0.1%
Uruguay Government International Bond
5.10%, 06/18/50	50	61,688
7.63%, 03/21/36	100	155,237

		216,925

Total Foreign Government Obligations — 7.5%
(Cost: $14,450,437)		14,203,827

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 26.5%
Federal Home Loan Mortgage Corp.
1.50%, 03/16/36(g)	725	732,936
2.00%, 02/01/36	298	310,873
2.00%, 02/01/51	120	120,907
2.50%, 10/01/50	57	58,884
2.50%, 12/01/50	35	36,730
4.00%, 01/01/48	91	98,586
4.50%, 10/01/50	451	494,036
Federal National Mortgage Association
2.00%, 12/01/35	74	76,417
2.00%, 02/01/36	652	675,752
2.00%, 03/01/36	75	77,827
2.00%, 09/01/50	125	126,561
2.00%, 12/01/50	74	75,599
2.00%, 01/01/51	878	887,762
2.00%, 02/01/51	175	177,066
2.00%, 03/01/51	125	126,597
2.50%, 11/01/34	94	98,474
2.50%, 10/01/35	98	102,607
2.50%, 11/01/50	1,558	1,626,978
2.50%, 12/01/50	227	235,365
2.50%, 01/01/51	472	492,229
2.50%, 02/01/51	685	709,457
3.00%, 03/01/35	94	99,724
3.00%, 07/01/35	71	74,879
3.00%, 11/01/46	185	195,863
3.00%, 12/01/49	2,091	2,216,067
3.00%, 05/01/50	46	48,522
3.00%, 10/01/50	416	442,007
3.00%, 01/01/51	125	132,854
3.50%, 02/01/34	226	247,363
3.50%, 09/01/47	23	24,909
3.50%, 06/01/49	124	131,956
3.50%, 05/01/50	1,110	1,194,575
4.00%, 09/01/47	96	103,232
4.50%, 04/01/49	182	202,929
Series 2017-M3, Class A2, 2.48%, 12/25/26(a)	200	212,699
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	50	58,424

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	$75	$80,999
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a) .	100	110,095
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	75	80,506
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	100	111,858
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	200	225,896
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	50	49,131
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	181,625
Government National Mortgage Association
2.00%, 03/18/51(g)	800	811,969
2.50%, 12/20/50	493	511,704
2.50%, 01/20/51	299	310,526
2.50%, 02/20/51	300	311,370
2.50%, 03/18/51(g)	625	648,926
3.00%, 12/20/45	8	8,300
3.00%, 01/20/46	8	8,737
3.00%, 03/20/46	6	5,933
3.00%, 05/20/46	5	5,573
3.00%, 08/20/46	23	24,101
3.00%, 09/20/46	210	221,817
3.00%, 04/20/49	110	115,831
3.00%, 12/20/49	1,039	1,084,421
3.00%, 06/20/50	1	—
3.00%, 07/20/50	312	325,363
3.00%, 12/20/50	345	359,473
3.00%, 01/20/51	323	336,364
3.00%, 03/18/51(g)	400	416,375
3.50%, 09/20/47	570	608,957
3.50%, 01/20/50	1,107	1,171,219
3.50%, 03/18/51(g)	700	741,554
4.00%, 01/20/50	150	159,778
4.00%, 03/18/51(g)	1,150	1,230,410
4.50%, 09/20/48	273	294,822
4.50%, 03/18/51(g)	300	324,090
5.00%, 03/18/51(g)	150	164,074
Uniform Mortgage-Backed Securities
1.50%, 03/11/51(g)	650	638,600
1.50%, 04/14/51(g)	125	122,561
2.00%, 03/16/36(g)	796	823,618
2.00%, 03/11/51(g)	3,255	3,287,931
2.00%, 04/14/51(g)	1,250	1,259,985
2.50%, 07/01/32	699	742,587
2.50%, 03/16/36(g)	800	836,480
2.50%, 10/01/50	313	324,286
2.50%, 03/11/51(g)	1,025	1,062,637
2.50%, 04/14/51(g)	1,775	1,836,397
3.00%, 03/16/36(g)	1,250	1,319,727
3.00%, 12/01/46	163	172,203
3.00%, 11/01/48	259	272,480
3.00%, 04/01/50	36	37,943
3.00%, 07/01/50	69	73,892
3.00%, 08/01/50	44	45,782
3.00%, 03/11/51(g)	2,108	2,206,154
3.00%, 04/14/51(g)	350	366,393
3.50%, 03/16/36(g)	525	559,802
3.50%, 07/01/47	144	152,537
3.50%, 02/01/48	157	166,956
3.50%, 12/01/49	691	739,126
3.50%, 03/11/51(g)	3,371	3,574,274
3.50%, 04/14/51(g)	450	477,417

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/49	$530	$584,132
4.00%, 03/11/51(g)	2,650	2,847,301
4.00%, 04/14/51(g)	525	564,527
4.50%, 03/11/51(g)	850	924,631
5.00%, 09/01/49	67	73,933
5.00%, 03/11/51(g)	100	110,758

		49,974,493

U.S. Government Obligations — 32.5%
U.S. Treasury Note/Bond
0.13%, 05/31/22	2,300	2,300,809
0.13%, 09/30/22	1,400	1,400,219
0.13%, 12/31/22	650	649,949
0.13%, 05/15/23	1,800	1,798,312
0.13%, 09/15/23	5,000	4,989,453
0.13%, 10/15/23	830	827,990
0.13%, 12/15/23	3,250	3,239,082
0.13%, 01/15/24	800	796,875
0.25%, 11/15/23	700	700,328
0.25%, 05/31/25	1,250	1,233,301
0.25%, 08/31/25	300	295,055
0.25%, 09/30/25	3,780	3,713,259
0.38%, 11/30/25	800	788,938
0.38%, 12/31/25	560	551,644
0.38%, 01/31/26(c)	2,070	2,037,009
0.38%, 07/31/27	350	336,137
0.38%, 09/30/27	2,300	2,201,531
0.50%, 05/31/27	1,000	970,625
0.50%, 08/31/27	1,380	1,333,641
0.50%, 10/31/27	230	221,698
0.63%, 11/30/27	700	679,438
0.63%, 12/31/27	1,745	1,692,105
0.63%, 05/15/30	115	107,830
0.63%, 08/15/30	1,450	1,355,070
0.75%, 01/31/28(c)	1,700	1,660,687
0.88%, 11/15/30(c)	1,540	1,469,978
1.13%, 02/15/31	380	370,797
1.13%, 05/15/40	100	86,031
1.13%, 08/15/40	1,220	1,045,197
1.25%, 05/15/50	905	730,929
1.38%, 10/15/22	1,700	1,734,332
1.38%, 09/30/23	900	927,070
1.38%, 11/15/40	1,400	1,254,312
1.38%, 08/15/50	740	617,900
1.63%, 11/15/50	600	534,188
1.75%, 02/28/22	1,800	1,829,602
1.88%, 03/31/22	820	835,695
1.88%, 10/31/22	200	205,813
1.88%, 02/15/41	200	195,866
1.88%, 02/15/51	960	909,600
2.00%, 02/15/50	400	390,000
2.13%, 12/31/22	1,600	1,658,250
2.25%, 08/15/46	100	102,703
2.50%, 02/15/45	1,375	1,480,918
2.50%, 02/15/46	710	765,358
2.63%, 06/30/23	200	211,453
2.63%, 12/31/23	500	533,516
2.75%, 08/15/42	190	214,225
2.88%, 09/30/23	100	106,867
2.88%, 10/31/23	2,350	2,515,602
2.88%, 08/15/45	760	875,306

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 09/30/25	$1,480	$1,638,406
3.00%, 10/31/25	250	277,051
3.00%, 05/15/42	100	117,156
3.00%, 05/15/45	590	693,803
3.00%, 11/15/45	700	824,141
4.50%, 02/15/36	100	137,500

		61,170,550

Total U.S. Government & Agency Obligations — 59.0%
(Cost: $113,066,086)		111,145,043

Short-Term Investments

Money Market Funds — 14.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(h)(i)	24,155	24,169,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)(j)	4,026	4,026,387

		28,196,265

Total Short-Term Investments — 14.9% (Cost: $28,198,664)		28,196,265

Total Investments Before TBA Sales Commitments — 117.0% (Cost: $223,367,007)		220,599,757

TBA Sales Commitments(g)

Mortgage-Backed Securities — (3.2)%
Government National Mortgage Association
2.50%, 03/18/51	(25)	(25,957)
3.00%, 03/18/51	(210)	(218,597)
Uniform Mortgage-Backed Securities
1.50%, 03/11/51	(125)	(122,808)
2.00%, 03/16/36	(276)	(285,576)
2.00%, 03/11/51	(1,725)	(1,742,452)
2.50%, 03/11/51	(964)	(999,397)
3.00%, 03/11/51	(475)	(497,117)
3.50%, 03/11/51	(1,550)	(1,643,466)
4.00%, 03/11/51	(525)	(564,088)

		(6,099,458)

Total TBA Sales Commitments — (3.2)% (Proceeds: $(6,119,085))		(6,099,458)

Total Investments, Net of TBA Sales Commitments — 113.8% (Cost: $217,247,922)		214,500,299

Other Assets, Less Liabilities — (13.8)%		(25,978,818)

Net Assets — 100.0%		$188,521,481

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Zero-coupon bond.

30	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2021	iShares® ESG Advanced Total USD Bond Market ETF

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/23/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL
Agency Shares	$—	$24,177,109	(b)	$—	$(4,832)	$(2,399)	$24,169,878	24,155	$23,386		$—
BlackRock Cash Funds: Treasury, SL Agency
Shares	—	4,026,387	(b)	—	—	—	4,026,387	4,026	1,002	(c)	—

					$(4,832)	$(2,399)	$28,196,265		$24,388		$—

(a)	The Fund commenced operations on June 23, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$2,288,599	$—	$2,288,599
Corporate Bonds & Notes	—	64,766,023	—	64,766,023
Foreign Government Obligations	—	14,203,827	—	14,203,827
U.S. Government & Agency Obligations	—	111,145,043	—	111,145,043
Money Market Funds	28,196,265	—	—	28,196,265

	28,196,265	192,403,492	—	220,599,757

Liabilities
TBA Sales Commitments	—	(6,099,458)	—	(6,099,458)

	$28,196,265	$186,304,034	$—	$214,500,299

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Statement of Assets and Liabilities

February 28, 2021

iShares ESG Advanced Total USD Bond Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$192,403,492
Affiliated(c)	28,196,265
Receivables:
Investments sold	254,913
Securities lending income — Affiliated	223
TBA sales commitments	6,119,085
Capital shares sold	1,859,225
Dividends	3,128
Interest	967,754

Total assets	229,804,085

LIABILITIES
Bank overdraft	1,585
Collateral on securities loaned, at value	3,926,387
TBA sales commitments, at value(d)	6,099,458
Payables:
Investments purchased	31,240,321
Investment advisory fees	14,853

Total liabilities	41,282,604

NET ASSETS	$188,521,481

NET ASSETS CONSIST OF:
Paid-in capital	$191,195,116
Accumulated loss	(2,673,635)

NET ASSETS	$188,521,481

Shares outstanding	3,800,000

Net asset value	$49.61

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$3,872,718
(b) Investments, at cost — Unaffiliated	$195,168,343
(c) Investments, at cost — Affiliated	$28,198,664
(d) Proceeds from TBA sales commitments	$6,119,085

See notes to financial statements.

32	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended February 28, 2021

iShares ESG Advanced Total USD Bond Market ETF (a)

INVESTMENT INCOME
Dividends — Affiliated	$23,975
Interest — Unaffiliated	739,331
Securities lending income — Affiliated — net	413

Total investment income	763,719

EXPENSES
Investment advisory fees	80,968

Total expenses	80,968

Less:
Investment advisory fees waived	(9,318)

Total expenses after fees waived	71,650

Net investment income	692,069

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(47,182)
Investments — Affiliated	(4,832)

Net realized loss	(52,014)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(2,745,224)
Investments — Affiliated	(2,399)

Net change in unrealized appreciation (depreciation)	(2,747,623)

Net realized and unrealized loss	(2,799,637)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,107,568)

(a)	For the period from June 23, 2020 (commencement of operations) to February 28, 2021.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statement of Changes in Net Assets

iShares ESG Advanced Total USD Bond Market ETF
Period From 06/23/20 to 02/28/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$692,069
Net realized loss	(52,014)
Net change in unrealized appreciation (depreciation)	(2,747,623)

Net decrease in net assets resulting from operations	(2,107,568)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(566,067)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	191,195,116

NET ASSETS
Total increase in net assets	188,521,481
Beginning of period	—

End of period	$188,521,481

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout the period)

	iShares ESG Advanced Total USD Bond Market ETF
	Period From 06/23/20 to 02/28/21	(a)

Net asset value, beginning of period	$50.00

Net investment income(b)	0.35
Net realized and unrealized loss(c)	(0.42)

Net decrease from investment operations	(0.07)

Distributions(d)
From net investment income	(0.32)

Total distributions	(0.32)

Net asset value, end of period	$49.61

Total Return
Based on net asset value	(0.16)	%(e)

Ratios to Average Net Assets
Total expenses	0.12	%(f)

Total expenses after fees waived	0.11	%(f)

Net investment income	1.03	%(f)

Supplemental Data
Net assets, end of period (000)	$188,521

Portfolio turnover rate(g)(h)	216	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
ESG Advanced Total USD Bond Market(a)	Non-diversified

(a)	The Fund commenced operations on June 23, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., TBA sales commitments) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

36	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
ESG Advanced Total USD Bond Market
Citigroup Global Markets Inc.	$2,935,827	$2,935,827		$—	$—
Goldman Sachs & Co.	922,463	922,463		—	—
Jefferies LLC	14,428	14,428		—	—

	$3,872,718	$3,872,718		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

38	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amount waived
ESG Advanced Total USD Bond Market	$9,318

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% . The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the period ended February 28, 2021, the Fund paid BTC $152 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the period ended February 28, 2021, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (continued)

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Total USD Bond Market	$270,222,982	$210,656,150	$29,094,054	$4,952,480

For the period ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Total USD Bond Market	$106,034,944	$—

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2021 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

The tax character of distributions paid was as follows:

iShares ETF	Period Ended 02/28/21
ESG Advanced Total USD Bond Market Ordinary income	$566,067

As of February 28, 2021, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
ESG Advanced Total USD Bond Market	$149,878	$(46,245)	$(2,777,268)	$(2,673,635)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Total USD Bond Market	$223,445,741	$410,707	$(3,256,691)	$(2,845,984)

8.	PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

40	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Period Ended 02/28/21
iShares ETF	Shares	Amount
ESG Advanced Total USD Bond Market
Shares sold	3,800,000	$191,195,116

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

42	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares ESG Advanced Total USD Bond Market ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares ESG Advanced Total USD Bond Market ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2021, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 23, 2020 (commencement of operations) through February 28, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, and the results of its operations, changes in its net assets and the financial highlights for the period June 23, 2020 (commencement of operations) through February 28, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	43

Important Tax Information  (unaudited)

For the fiscal year ended February 28, 2021, the Fund hereby designate the following maximum amounts allowable as business interest income eligible to be treated as a section 163(j) interest dividend:

iShares ETF	Interest Dividends
ESG Advanced Total USD Bond Market	$693,946

For the fiscal year ended February 28, 2021, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
ESG Advanced Total USD Bond Market	$553,537

The Fund hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2021:

iShares ETF	Federal Obligation Interest
ESG Advanced Total USD Bond Market	$107,206

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

44	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced Total USD Bond Market ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Fund and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	45

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG Advanced Total USD Bond Market	$0.324632	$—	$—	$0.324632	100%	—%	—%	100%

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

46	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 375 funds as of February 28, 2021. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (64)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (50)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (71)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (65)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (66)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	47

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (65)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (61)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (59)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (56)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (49)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (46)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (53)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre Smith (45)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (52)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (60)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (58)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

48	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	49

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

TBA	To-Be-Announced

Counterparty Abbreviations

GS	Goldman Sachs & Co.

50	2 0 2 1 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-215-0221

(b) Not Applicable

Item 2 –	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4 –	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-one series of the registrant for which the fiscal year-end is February 28, 2021 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $365,400 for the fiscal year ended February 29, 2020 and $400,200 for the fiscal year ended February 28, 2021.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended February 29, 2020 and February 28, 2021 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $105,868 for the fiscal year ended February 29, 2020 and $117,211 for the fiscal year ended February 28, 2021. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended February 29, 2020 and February 28, 2021 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2021 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $105,868 for the fiscal year ended February 29, 2020 and $117,211 for the fiscal year ended February 28, 2021.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan.

(b) Not applicable.

Item 6 –	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10 –	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11 –	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13 –	Exhibits.

(a)(1) – Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a)(2) – Section 302 Certifications are attached.

(a)(3) – Not applicable.

(a)(4) – Not applicable.

(b) – Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: May 06, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: May 06, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 06, 2021